UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-09102

iShares, Inc.
(Exact name of registrant as specified in charter)
c/o: State Street Bank and Trust Company
100 Summer Street, 4th Floor, Boston, MA	02110
(Address of principal executive offices)	(Zip code)

The Corporation Trust Incorporated

2405 York Road, Suite 201, Lutherville-Timonium, Maryland 21093

(Name and address of agent for service)
Registrant's telephone number, including area code:		(415) 670-2000
Date of fiscal year end:	August 31, 2020
Date of reporting period:	February 29, 2020

Item 1. Reports to Stockholders.

Copies of the semi-annual reports transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 are attached.

FEBRUARY 29, 2020

2020 Semi-Annual Report
(Unaudited)

iShares, Inc.

●	iShares MSCI Austria ETF | EWO | NYSE Arca

●	iShares MSCI Belgium ETF | EWK | NYSE Arca

●	iShares MSCI France ETF | EWQ | NYSE Arca

●	iShares MSCI Netherlands ETF | EWN | NYSE Arca

●	iShares MSCI Sweden ETF | EWD | NYSE Arca

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of each Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

You may elect to receive all future reports in paper free of charge. If you hold accounts through a financial intermediary, you can follow the instructions included with this disclosure, if applicable, or contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. Please note that not all financial intermediaries may offer this service. Your election to receive reports in paper will apply to all funds held with your financial intermediary.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive electronic delivery of shareholder reports and other communications by contacting your financial intermediary. Please note that not all financial intermediaries may offer this service.

Fund Summary as of February 29, 2020	iShares® MSCI Austria ETF

Investment Objective

The iShares MSCI Austria ETF (the “Fund”) seeks to track the investment results of a broad-based index composed of Austrian equities, as represented by the MSCI Austria IMI 25/50 Index (the "Index"). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns
	6 Months	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years
Fund NAV	(4.50)%	(8.10)%	4.47%	2.25%	(8.10)%	24.44%	24.98%
Fund Market	(3.13)	(6.74)	4.79	2.39	(6.74)	26.38	26.70
Index	(4.29)	(8.09)	4.63	2.39	(8.09)	25.37	26.59

Index performance through February 11, 2013 reflects the performance of the MSCI Austria Investable Market Index. Index performance beginning on February 12, 2013 reflects the performance of the MSCI Austria IMI 25/50 Index.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 8 for more information.

Expense Example

Actual				Hypothetical 5% Return
Beginning Account Value (09/01/19)	Ending Account Value (02/29/20)	Expenses Paid During the Period	(a)	Beginning Account Value (09/01/19)	Ending Account Value (02/29/20)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$1,000.00	$955.00	$2.43		$1,000.00	$1,022.40	$2.51		0.50%

(a)	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 8 for more information.

Portfolio Information

ALLOCATION BY SECTOR
	Percent of
Sector	Total Investments	(a)
Financials	36.0%
Energy	13.7
Real Estate	12.1
Industrials	11.5
Materials	11.2
Utilities	8.0
Communication Services	3.0
Information Technology	2.0
Consumer Discretionary	1.6
Consumer Staples	0.9
TEN LARGEST HOLDINGS
	Percent of
Security	Total Investments	(a)
Erste Group Bank AG	21.0%
OMVAG	12.4
Verbund AG	6.3
Raiffeisen Bank International AG	5.3
BAWAG Group AG	4.6
ANDRITZAG	4.6
CA Immobilien Anlagen AG	4.6
voestalpine AG	4.6
IMMOFINANZAG	4.5
Wienerberger AG	4.4

(a)	Excludes money market funds.

F u n d S u m m a r y	3

Fund Summary as of February 29, 2020	iShares® MSCI Belgium ETF

Investment Objective

The iShares MSCI Belgium ETF (the “Fund”) seeks to track the investment results of a broad-based index composed of Belgian equities, as represented by the MSCI Belgium IMI 25/50 Index (the "Index"). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns
	6 Months	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years
Fund NAV	(7.65)%	(3.33)%	1.83%	6.07%	(3.33)%	9.49%	80.34%
Fund Market	(5.90)	(1.27)	2.32	6.28	(1.27)	12.16	83.81
Index	(7.57)	(3.34)	1.84	6.87	(3.34)	9.54	94.35

Index performance through November 8, 2012 reflects the performance of the MSCI Belgium Investable Market Index. Index performance beginning on November 9, 2012 reflects the performance of the MSCI Belgium IMI 25/50 Index.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 8 for more information.

Expense Example

Actual				Hypothetical 5% Return
Beginning Account Value (09/01/19)	Ending Account Value (02/29/20)	Expenses Paid During the Period	(a)	Beginning Account Value (09/01/19)	Ending Account Value (02/29/20)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$1,000.00	$923.50	$2.39		$1,000.00	$1,022.40	$2.51		0.50%

(a)	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 8 for more information.

Portfolio Information

ALLOCATION BY SECTOR
	Percent of
Sector	Total Investments	(a)
Financials	25.0%
Consumer Staples	22.7
Health Care	18.8
Materials	10.3
Real Estate	9.6
Communication Services	4.8
Information Technology	2.8
Utilities	1.8
Consumer Discretionary	1.6
Energy	1.4
Industrials	1.2
TEN LARGEST HOLDINGS
	Percent of
Security	Total Investments	(a)
Anheuser-Busch InBev SA/NV	20.2%
KBC Group NV	9.8
UCB SA	7.0
Galapagos NV	5.6
Umicore SA	4.6
Groupe Bruxelles Lambert SA	4.5
Ageas	4.3
Solvay SA	4.1
Argenx SE	3.6
Cofinimmo SA	2.5

(a)	Excludes money market funds.

4	2 0 2 0 i S h a r e s S e m i - A n n u a l R e p o r t t o S h a r e h o l d e r s

Fund Summary as of February 29, 2020	iShares® MSCI France ETF

Investment Objective

The iShares MSCI France ETF (the “Fund”) seeks to track the investment results of an index composed of French equities, as represented by the MSCI France Index (the "Index"). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns
	6 Months	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years
Fund NAV	(2.34)%	0.45%	4.00%	4.73%	0.45%	21.67%	58.68%
Fund Market	(1.45)	1.58	4.35	4.88	1.58	23.71	61.10
Index	(2.15)	0.40	3.95	4.70	0.40	21.37	58.37

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 8 for more information.

Expense Example

Actual				Hypothetical 5% Return
Beginning Account Value (09/01/19)	Ending Account Value (02/29/20)	Expenses Paid During the Period	(a)	Beginning Account Value (09/01/19)	Ending Account Value (02/29/20)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$1,000.00	$976.60	$2.46		$1,000.00	$1,022.40	$2.51		0.50%

(a)	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 8 for more information.

Portfolio Information

ALLOCATION BY SECTOR
	Percent of
Sector	Total Investments	(a)
Industrials	22.1%
Consumer Discretionary	18.6
Consumer Staples	10.6
Financials	10.5
Health Care	8.1
Energy	6.8
Information Technology	6.3
Materials	5.3
Communication Services	5.1
Utilities	4.0
Real Estate	2.6
TEN LARGEST HOLDINGS
	Percent of
Security	Total Investments	(a)
LVMH Moet Hennessy Louis Vuitton SE	7.6%
Sanofi	7.0
TOTALSA	6.8
Airbus SE	4.6
L'Oreal SA	4.4
Air Liquide SA	4.3
Schneider Electric SE	3.7
BNP Paribas SA	3.6
Vinci SA	3.4
Safran SA	3.0

(a)	Excludes money market funds.

F u n d S u m m a r y	5

Fund Summary as of February 29, 2020	iShares® MSCI Netherlands ETF

Investment Objective

The iShares MSCI Netherlands ETF (the “Fund”) seeks to track the investment results of a broad-based index composed of Dutch equities, as represented by the MSCI Netherlands IMI 25/50 Index (the "Index"). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns
	6 Months	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years
Fund NAV	(0.97)%	4.58%	5.60%	7.05%	4.58%	31.34%	97.70%
Fund Market	(0.18)	5.63	5.85	7.14	5.63	32.85	99.34
Index	(0.76)	5.06	6.10	7.43	5.06	34.48	104.71

Index performance through August 31, 2017 reflects the performance of the MSCI Netherlands Investable Market Index. Index performance beginning on September 1, 2017 reflects the performance of the MSCI Netherlands IMI 25/50.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 8 for more information.

Expense Example

Actual				Hypothetical 5% Return
Beginning Account Value (09/01/19)	Ending Account Value (02/29/20)	Expenses Paid During the Period	(a)	Beginning Account Value (09/01/19)	Ending Account Value (02/29/20)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$1,000.00	$990.30	$2.47		$1,000.00	$1,022.40	$2.51		0.50%

(a)	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 8 for more information.

Portfolio Information

ALLOCATION BY SECTOR
	Percent of
Sector	Total Investments	(a)
Information Technology	28.2%
Consumer Staples	23.8
Financials	11.2
Industrials	10.6
Materials	8.0
Consumer Discretionary	7.2
Health Care	6.7
Communication Services	2.1
Energy	1.4
Real Estate	0.8
TEN LARGEST HOLDINGS
	Percent of
Security	Total Investments	(a)
ASML Holding NV	19.4%
Unilever NV	12.7
Koninklijke Philips NV	6.5
ING Groep NV	6.0
Prosus NV	4.7
Koninklijke Ahold Delhaize NV	4.4
NXP Semiconductors NV	4.4
Heineken NV	3.6
Wolters Kluwer NV	3.5
Koninklijke DSM NV	3.5

(a)	Excludes money market funds.

6	2 0 2 0 i S h a r e s S e m i - A n n u a l R e p o r t t o S h a r e h o l d e r s

Fund Summary as of February 29, 2020	iShares® MSCI Sweden ETF

Investment Objective

The iShares MSCI Sweden ETF (the “Fund”) seeks to track the investment results of an index composed of Swedish equities, as represented by the MSCI Sweden 25/50 Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns
	6 Months	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years
Fund NAV	7.60%	3.74%	1.05%	6.13%	3.74%	5.35%	81.32%
Fund Market	9.30	5.88	1.42	6.35	5.88	7.29	85.05
Index	7.45	2.85	0.29	5.70	2.85	1.44	74.12

Index performance through November 30, 2016 reflects the performance of the MSCI Sweden Index. Index performance beginning on December 1, 2016 reflects the performance of the MSCI Sweden 25/50 Index.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 8 for more information.

Expense Example

Actual				Hypothetical 5% Return
Beginning Account Value (09/01/19)	Ending Account Value (02/29/20)	Expenses Paid During the Period	(a)	Beginning Account Value (09/01/19)	Ending Account Value (02/29/20)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$1,000.00	$1,076.00	$2.68		$1,000.00	$1,022.30	$2.61		0.52%

(a)	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 8 for more information.

Portfolio Information

ALLOCATION BY SECTOR
	Percent of
Sector	Total Investments	(a)
Industrials	37.0%
Financials	28.1
Information Technology	10.5
Consumer Staples	8.5
Consumer Discretionary	6.5
Communication Services	6.1
Materials	1.7
Energy	1.6
TEN LARGEST HOLDINGS
	Percent of
Security	Total Investments	(a)
Nordea Bank Abp	6.8%
Telefonaktiebolaget LM Ericsson, Class B	6.6
Volvo AB, Class B	6.4
Atlas Copco AB, Class A	6.4
Investor AB, Class B	6.1
Assa Abloy AB, Class B	6.0
Essity AB, Class B	4.5
Sandvik AB	4.4
Hennes & Mauritz AB, Class B	4.2
Skandinaviska Enskilda Banken AB, Class A	4.1

(a)	Excludes money market funds.

F u n d S u m m a r y	5

About Fund Performance

Past performance is no guarantee of future results. Financial markets have experienced extreme volatility and trading in many instruments has been disrupted. These circumstances may continue for an extended period of time, and may continue to affect adversely the value and liquidity of the fund’s investments. As a result, current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at iShares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest ask on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

As a shareholder of your Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The expense example, which is based on an investment of $1,000 invested at the beginning of the period (or from the commencement of operations if less than 6 months) and held through the end of the period, is intended to help you understand your ongoing costs (in dollars and cents) of investing in your Fund and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses – The table provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. To estimate the expenses that you paid on your account over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period.”

Hypothetical Example for Comparison Purposes – The table also provides information about hypothetical account values and hypothetical expenses based on your Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

8	2 0 2 0 i S h a r e s S e m i - A n n u a l R e p o r t t o S h a r e h o l d e r s

Schedule of Investments (unaudited)	iShares® MSCI Austria ETF
February 29, 2020	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 0.8%
FACC AG(a)	54,194	$529,812
Air Freight & Logistics — 2.6%
Oesterreichische Post AG	56,512	1,793,984
Banks — 30.4%
BAWAG Group AG(b)	73,502	3,156,865
Erste Group Bank AG	418,020	14,248,167
Raiffeisen Bank International AG	176,617	3,623,041
		21,028,073
Chemicals — 2.2%
Lenzing AG	23,122	1,544,220
Construction & Engineering — 0.9%
Porr AG(a)	33,616	593,762
Construction Materials — 4.3%
Wienerberger AG	116,869	2,962,888
Diversified Telecommunication Services — 3.0%
Telekom Austria AG	273,174	2,055,465
Electric Utilities — 7.8%
EVN AG	67,147	1,118,165
Verbund AG	90,989	4,285,721
		5,403,886
Electrical Equipment — 0.8%
Zumtobel Group AG(c)	73,210	579,006
Electronic Equipment, Instruments & Components — 1.9%
AT&S Austria Technologie & Systemtechnik AG	51,853	897,656
Kapsch TrafficCom AG	19,185	442,549
		1,340,205
Energy Equipment & Services — 1.3%
Schoeller-Bleckmann Oilfield Equipment AG	22,975	935,026
Food Products — 0.9%
Agrana Beteiligungs AG	32,521	627,290
Hotels, Restaurants & Leisure — 1.6%
DO & CO AG	12,687	1,102,340
Insurance — 5.0%
UNIQA Insurance Group AG	204,888	1,831,982
Vienna Insurance Group AG Wiener Versicherung Gruppe	66,146	1,598,477
		3,430,459
Security	Shares	Value
Machinery — 6.3%
ANDRITZ AG	89,712	$3,145,528
Palfinger AG	29,635	734,060
Semperit AG Holding(a)(c)	37,293	446,513
		4,326,101
Metals & Mining — 4.5%
voestalpine AG	142,846	3,103,663
Oil, Gas & Consumable Fuels — 12.2%
OMV AG.	202,222	8,407,646
Real Estate Management & Development — 11.9%
CA Immobilien Anlagen AG	77,307	3,141,960
IMMOFINANZ AG	119,145	3,049,383
S IMMO AG	77,257	2,036,710
		8,228,053
Total Common Stocks — 98.4%
(Cost: $86,976,770)		67,991,879

Short-Term Investments

Money Market Funds — 1.6%
BlackRock Cash Funds: Institutional, SL Agency Shares, 1.74%(d)(e)(f)	1,066,637	1,067,384
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.52%(d)(e)	27,000	27,000
		1,094,384
Total Short-Term Investments — 1.6%
(Cost: $1,093,944)		1,094,384

Total Investments in Securities — 100.0%
(Cost: $88,070,714)		69,086,263

Other Assets, Less Liabilities — 0.0%		3,051
Net Assets — 100.0%		$69,089,314

(a)	All or a portion of this security is on loan.

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Non-income producing security.

(d)	Affiliate of the Fund.

(e)	Annualized 7-day yield as of period-end.

(f)	All or a portion of this security was purchased with cash collateral received from loaned securities.

S c h e d u l e o f I n v e s t m e n t s	9

Schedule of Investments (unaudited) (continued)	iShares® MSCI Austria ETF
February 29, 2020

Affiliates

Investments in issuers considered to be affiliates of the Fund during the six months ended February 29, 2020, for purposes of Section 2(a)(3) of the 1940Act, were as follows:

Affiliated Issuer	Shares Held at 08/31/19	Net Activity	Shares Held at 02/29/20	Value at 02/29/20	Income		Net Realized Gain (Loss)(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	1,211,200	(144,563)	1,066,637	$1,067,384	$35,578	(b)	$(53)	$200
BlackRock Cash Funds: Treasury, SL Agency Shares	24,000	3,000	27,000	27,000	287		—	—
				$1,094,384	$35,865		$(53)	$200

(a)	Includes realized capital gain distributions from an affiliated fund, if any.

(b)	Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Euro STOXX 50 Index	29	03/20/20	$1,056	$(134,792)

Derivative Financial Instruments Categorized by Risk Exposure

As of February 29, 2020, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

Equity
Contracts
Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$134,792

(a)	Net cumulative appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the six months ended February 29, 2020, the effect of derivative financial instruments in the Statements of Operations was as follows:

Equity
Contracts
Net Realized Gain (Loss) from:
Futures contracts	$156,162
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$(172,950)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$1,148,087

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

10	2 0 2 0 i S h a r e s S e m i - A n n u a l R e p o r t t o S h a r e h o l d e r s

Schedule of Investments (unaudited) (continued)	iShares® MSCI Austria ETF
February 29, 2020

Fair Value Measurements (continued)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of February 29, 2020. The breakdown of the Fund's investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$67,991,879	$—	$—	$67,991,879
Money Market Funds	1,094,384	—	—	1,094,384
	$69,086,263	$—	$—	$69,086,263
Derivative financial instruments(a)
Liabilities
Futures Contracts	$(134,792)	$—	$—	$(134,792)

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

S c h e d u l e o f I n v e s t m e n t s	11

Schedule of Investments (unaudited)	iShares® MSCI Belgium ETF
February 29, 2020	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Air Freight & Logistics — 0.6%
bpost SA	26,900	$218,894
Banks — 9.8%
KBC Group NV	50,039	3,299,019
Beverages — 20.1%
Anheuser-Busch InBev SA/NV	121,906	6,793,133
Biotechnology — 9.2%
Argenx SE(a)	8,928	1,216,063
Galapagos NV(a)(b)	9,119	1,876,139
		3,092,202
Capital Markets — 0.8%
Gimv NV	4,942	282,827
Chemicals — 9.6%
Recticel SA	16,325	120,504
Solvay SA	15,171	1,367,829
Tessenderlo Group SA(a)	7,258	217,651
Umicore SA(b)	36,860	1,529,264
		3,235,248
Construction & Engineering — 0.6%
Cie. d'Entreprises CFE	2,170	189,022
Distributors — 1.0%
D'ieteren SA/NV	6,100	353,789
Diversified Financial Services — 10.0%
Ackermans & van Haaren NV	5,150	732,584
Groupe Bruxelles Lambert SA	16,779	1,509,121
KBC Ancora	9,225	393,168
Sofina SA	3,391	727,089
		3,361,962
Diversified Telecommunication Services — 2.4%
Proximus SADP	32,975	809,910
Electric Utilities — 1.8%
Elia Group SA/NV	6,180	611,636
Electronic Equipment, Instruments & Components — 1.3%
Barco NV	2,125	452,369
Entertainment — 0.6%
Kinepolis Group NV	4,162	218,529
Equity Real Estate Investment Trusts (REITs) — 9.6%
Aedifica SA	5,416	698,437
Befimmo SA	5,704	304,819
Cofinimmo SA	5,309	840,927
Intervest Offices & Warehouses NV	6,238	174,044
Montea CVA	2,875	268,749
Retail Estates NV	2,571	202,489
Warehouses De Pauw CVA	27,775	738,328
		3,227,793
Food & Staples Retailing — 1.7%
Colruyt SA	12,479	573,250
Health Care Equipment & Supplies — 0.6%
Biocartis NV(a)(b)(c)	18,307	99,943
Ion Beam Applications(a)(b)	9,539	92,889
		192,832
Security	Shares	Value

Health Care Providers & Services — 1.0%
Fagron	15,497	$324,112
Health Care Technology — 0.6%
AGFA-Gevaert NV(a)	45,547	199,524
Insurance — 4.3%
Ageas	31,213	1,435,894
IT Services — 0.4%
Econocom Group SA/NV	50,321	139,956
Media — 1.2%
Telenet Group Holding NV	10,910	413,691
Metals & Mining — 0.6%
Bekaert SA	10,050	215,158
Oil, Gas & Consumable Fuels — 1.4%
Euronav NV	42,528	383,763
Exmar NV(a)(b)	18,108	93,188
		476,951
Personal Products — 0.8%
Ontex Group NV	18,256	272,725
Pharmaceuticals — 7.4%
Mithra Pharmaceuticals SA(a)(b)	5,475	133,270
UCB SA	25,785	2,366,714
		2,499,984
Semiconductors & Semiconductor Equipment — 1.0%
Melexis NV	4,976	340,525
Textiles, Apparel & Luxury Goods — 0.6%
Sioen Industries NV	4,455	90,629
Van de Velde NV	3,645	98,495
		189,124
Wireless Telecommunication Services — 0.5%
Orange Belgium SA	9,287	175,462
Total Common Stocks — 99.5%
(Cost: $43,737,545)		33,595,521

Short-Term Investments
Money Market Funds — 9.2%

BlackRock Cash Funds: Institutional, SL Agency Shares, 1.74%(d)(e)(f)	3,090,195	3,092,358
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.52%(d)(e)	14,000	14,000
		3,106,358
Total Short-Term Investments — 9.2%
(Cost: $3,105,853)		3,106,358

Total Investments in Securities — 108.7%
(Cost: $46,843,398)		36,701,879

Other Assets, Less Liabilities — (8.7)%.		(2,930,242)
Net Assets — 100.0%		$33,771,637

(a)	Non-income producing security.

(b)	All or a portion of this security is on loan.

(c)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

12	2 0 2 0 i S h a r e s S e m i - A n n u a l R e p o r t t o S h a r e h o l d e r s

Schedule of Investments (unaudited) (continued)	iShares® MSCI Belgium ETF
February 29, 2020

(d)	Affiliate of the Fund.

(e)	Annualized 7-day yield as of period-end.

(f)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the six months ended February 29, 2020, for purposes of Section 2(a)(3) of the 1940Act, were as follows:

Affiliated Issuer	Shares Held at 08/31/19	Net Activity	Shares Held at 02/29/20	Value at 02/29/20	Income		Net Realized Gain (Loss)	(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	1,699,780	1,390,415	3,090,195	$3,092,358	$20,013	(b)	$145		$89
BlackRock Cash Funds: Treasury, SL Agency Shares	19,000	(5,000)	14,000	14,000	192		—		—
				$3,106,358	$20,205		$145		$89

(a)	Includes realized capital gain distributions from an affiliated fund, if any.

(b)	Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Euro STOXX 50 Index	1	03/20/20	$36	$(4,652)

Derivative Financial Instruments Categorized by Risk Exposure

As of February 29, 2020, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

Equity
Contracts
Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$4,652

(a)	Net cumulative appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day's variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the six months ended February 29, 2020, the effect of derivative financial instruments in the Statements of Operations was as follows:

Equity
Contracts
Net Realized Gain (Loss) from:
Futures contracts	$3,078
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$(4,652)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$52,953

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

S c h e d u l e o f I n v e s t m e n t s	13

Schedule of Investments (unaudited) (continued)	iShares® MSCI Belgium ETF
February 29, 2020

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund's policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of February 29, 2020. The breakdown of the Fund's investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$33,595,521	$—	$—	$33,595,521
Money Market Funds	3,106,358	—	—	3,106,358
	$36,701,879	$—	$—	$36,701,879
Derivative financial instruments(a)
Liabilities
Futures Contracts	$(4,652)	$—	$—	$(4,652)

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

14	2 0 2 0 i S h a r e s S e m i - A n n u a l R e p o r t t o S h a r e h o l d e r s

Schedule of Investments (unaudited)	iShares® MSCI France ETF
February 29, 2020	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 8.5%
Airbus SE	319,716	$37,963,847
Dassault Aviation SA	1,361	1,403,795
Safran SA	179,189	24,426,615
Thales SA	58,600	5,844,719
		69,638,976
Auto Components — 1.8%
Cie. Generale des Etablissements Michelin SCA	93,808	9,916,894
Faurecia SE	41,726	1,873,690
Valeo SA	131,990	3,302,744
		15,093,328
Automobiles — 1.1%
Peugeot SA	321,442	6,180,803
Renault SA	105,725	3,076,959
		9,257,762
Banks — 6.1%
BNP Paribas SA	616,050	29,629,305
Credit Agricole SA	633,208	7,518,864
Societe Generale SA	443,538	12,467,555
		49,615,724
Beverages — 2.4%
Pernod Ricard SA	116,184	18,683,901
Remy Cointreau SA	12,443	1,247,206
		19,931,107
Building Products — 1.1%
Cie. de Saint-Gobain	269,087	9,340,281
Capital Markets — 0.6%
Amundi SA(a)	33,134	2,353,004
Natixis SA	521,697	2,101,403
		4,454,407
Chemicals — 4.7%
Air Liquide SA	259,161	34,986,596
Arkema SA	37,819	3,533,585
		38,520,181
Construction & Engineering — 4.6%
Bouygues SA	122,411	4,770,723
Eiffage SA	42,827	4,535,915
Vinci SA	281,856	28,167,829
		37,474,467
Diversified Financial Services — 0.4%
Eurazeo SE	21,496	1,430,904
Wendel SA	14,816	1,801,601
		3,232,505
Diversified Telecommunication Services — 1.9%
Iliad SA	8,161	1,132,209
Orange SA	1,093,972	14,648,396
		15,780,605
Electric Utilities — 0.6%
Electricite de France SA	334,850	4,630,802
Electrical Equipment — 5.0%
Legrand SA	145,966	11,066,412
Schneider Electric SE	302,913	30,112,488
		41,178,900
Electronic Equipment, Instruments & Components — 0.6%
Ingenico Group SA	33,040	4,643,661
Security	Shares	Value

Entertainment — 2.1%
Bollore SA	484,660	$1,652,491
Ubisoft Entertainment SA(b)	49,539	3,666,556
Vivendi SA	453,985	11,479,606
		16,798,653
Equity Real Estate Investment Trusts (REITs) — 2.6%
Covivio	26,346	2,778,216
Gecina SA	25,108	4,432,086
ICADE	16,465	1,632,259
Klepierre SA	108,011	3,205,778
Unibail-Rodamco-Westfield.	75,804	9,076,090
		21,124,429
Food & Staples Retailing — 0.8%
Carrefour SA	332,239	5,709,609
Casino Guichard Perrachon SA(c)	29,143	1,126,506
		6,836,115
Food Products — 2.9%
Danone SA	338,300	23,678,703
Health Care Equipment & Supplies — 0.3%
BioMerieux	22,402	2,051,032
Hotels, Restaurants & Leisure — 1.0%
Accor SA	96,339	3,457,255
Sodexo SA	48,285	4,600,572
		8,057,827
Household Durables — 0.2%
SEB SA	12,450	1,630,143
Insurance — 3.5%
AXA SA	1,058,583	24,366,477
CNP Assurances	94,677	1,471,570
SCOR SE	86,949	3,104,046
		28,942,093
IT Services — 3.1%
Atos SE	53,714	3,970,843
Capgemini SE	87,110	9,493,960
Edenred	133,463	6,915,235
Worldline SA(a)(b)	69,962	5,291,104
		25,671,142
Life Sciences Tools & Services — 0.7%
Eurofins Scientific SE(c)	6,311	3,152,817
Sartorius Stedim Biotech	15,247	2,875,642
		6,028,459
Machinery — 0.6%
Alstom SA	104,602	5,111,902
Media — 1.1%
Eutelsat Communications SA	94,205	1,266,589
JCDecaux SA	46,734	1,067,767
Publicis Groupe SA	118,713	4,561,401
SES SA	200,490	2,285,968
		9,181,725
Metals & Mining — 0.6%
ArcelorMittal SA	364,793	5,143,472
Multi-Utilities — 3.4%
Engie SA	1,001,444	16,533,538
Suez	187,713	2,944,440

S c h e d u l e o f I n v e s t m e n t s	15

Schedule of Investments (unaudited) (continued)	iShares® MSCI France ETF
February 29, 2020	(Percentages shown are based on Net Assets)

Security	Shares	Value
Multi-Utilities (continued)
Veolia Environnement SA	295,252	$8,409,604
		27,887,582
Oil, Gas & Consumable Fuels — 6.8%
TOTAL SA	1,314,951	55,436,358
Personal Products — 4.4%
L'Oreal SA	137,589	36,423,436
Pharmaceuticals — 7.1%
Ipsen SA	20,750	1,335,660
Sanofi	617,842	56,960,633
		58,296,293
Professional Services — 1.4%
Bureau Veritas SA	161,204	3,904,492
Teleperformance	32,182	7,769,998
		11,674,490
Semiconductors & Semiconductor Equipment — 1.2%
STMicroelectronics NV	373,805	10,022,892
Software — 1.4%
Dassault Systemes SE	71,967	11,225,402
Textiles, Apparel & Luxury Goods — 14.4%
EssilorLuxottica SA	155,482	21,024,144
Hermes International	17,363	12,015,600
Kering SA	41,501	23,057,783
LVMH Moet Hennessy Louis Vuitton SE	152,304	62,042,565
		118,140,092
Transportation Infrastructure — 0.8%
Aeroports de Paris	16,336	2,400,944
Getlink SE	241,150	3,862,112
		6,263,056
Total Common Stocks — 99.8%
(Cost: $962,853,410)		818,418,002
Security	Shares	Value
Short-Term Investments
Money Market Funds — 0.6%
BlackRock Cash Funds: Institutional, SL Agency Shares, 1.74%(d)(e)(f)	4,056,959	$4,059,799
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.52%(d)(e)	501,000	501,000
		4,560,799
Total Short-Term Investments — 0.6%
(Cost: $4,559,593)		4,560,799

Total Investments in Securities — 100.4%
(Cost: $967,413,003)		822,978,801

Other Assets, Less Liabilities — (0.4)%		(3,251,313)

Net Assets — 100.0%		$819,727,488

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Non-income producing security.

(c)	All or a portion of this security is on loan.
(d)	Affiliate of the Fund.

(e)	Annualized 7-day yield as of period-end.

(f)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the six months ended February 29, 2020, for purposes of Section 2(a)(3) of the 1940Act, were as follows:

Affiliated Issuer	Shares Held at 08/31/19	Net Activity	Shares Held at 02/29/20	Value at 02/29/20	Income		Net Realized Gain (Loss)	(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	9,131,775	(5,074,816)	4,056,959	$4,059,799	$136,231	(b)	$662		$835
BlackRock Cash Funds: Treasury, SL Agency Shares	436,000	65,000	501,000	501,000	3,789		—		—
				$4,560,799	$140,020		$662		$835

(a)	Includes realized capital gain distributions from an affiliated fund, if any.

(b)	Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

16	2 0 2 0 i S h a r e s S e m i - A n n u a l R e p o r t t o S h a r e h o l d e r s

Schedule of Investments (unaudited) (continued)	iShares® MSCI France ETF
February 29, 2020

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
CAC 40 Index	20	03/20/20	$1,166	$(165,258)

Derivative Financial Instruments Categorized by Risk Exposure

As of February 29, 2020, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

Equity
Contracts
Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$165,258

(a)	Net cumulative appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day's variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the six months ended February 29, 2020, the effect of derivative financial instruments in the Statements of Operations was as follows:

Equity
Contracts
Net Realized Gain (Loss) from:
Futures contracts	$138,732
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$(219,265)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$1,541,740

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund's policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of February 29, 2020. The breakdown of the Fund's investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$818,418,002	$—	$—	$818,418,002
Money Market Funds	4,560,799	—	—	4,560,799
	$822,978,801	$—	$—	$822,978,801
Derivative financial instruments(a)
Liabilities
Futures Contracts	$(165,258)	$—	$—	$(165,258)

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

S c h e d u l e o f I n v e s t m e n t s	17

Schedule of Investments (unaudited)	iShares® MSCI Netherlands ETF
February 29, 2020	(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Air Freight & Logistics — 0.2%
PostNL NV	246,681	$372,579
Banks — 7.2%
ABN AMRO Bank NV, CVA(a)	162,575	2,221,541
ING Groep NV	1,342,478	12,695,214
NIBC Holding NV(a)	23,744	252,731
		15,169,486
Beverages — 6.6%
Coca-Cola European Partners PLC	87,363	4,452,018
Heineken Holding NV	22,440	1,967,007
Heineken NV	75,954	7,527,203
		13,946,228
Biotechnology — 0.2%
Pharming Group NV(b)	318,656	391,856
Capital Markets — 0.2%
Flow Traders(a)	19,930	474,621
Chemicals — 7.4%
Akzo Nobel NV	83,211	6,594,733
Corbion NV	29,286	1,058,367
Koninklijke DSM NV	66,027	7,379,656
OCI NV(b)	40,608	676,002
		15,708,758
Construction & Engineering — 1.2%
Arcadis NV	38,583	877,297
Boskalis Westminster(c)	40,540	881,494
Koninklijke BAM Groep NV	144,244	389,140
Koninklijke Volkerwessels NV	17,273	415,520
		2,563,451
Diversified Financial Services — 0.0%
SRH NV(b)(c)(d)	68,952	1
Diversified Telecommunication Services — 1.5%
Koninklijke KPN NV	1,335,796	3,229,537
Electrical Equipment — 1.3%
Kendrion NV	13,982	278,296
SIF Holding NV(c)	12,575	181,503
Signify NV(a)	50,801	1,495,503
TKH Group NV	19,630	883,203
		2,838,505
Energy Equipment & Services — 0.7%
Fugro NV, CVA(b)(c)	43,976	347,412
SBM Offshore NV	75,629	1,182,568
		1,529,980
Equity Real Estate Investment Trusts (REITs) — 0.9%
Eurocommercial Properties NV	24,397	534,102
NSI NV	12,198	612,999
Vastned Retail NV	11,846	297,330
Wereldhave NV(c)	21,756	345,324
		1,789,755
Food & Staples Retailing — 4.4%
Koninklijke Ahold Delhaize NV	398,323	9,267,050
Food Products — 0.1%
ForFarmers NV	34,073	205,851
Security	Shares	Value
Health Care Equipment & Supplies — 6.5%
Koninklijke Philips NV	320,367	$13,625,840
Hotels, Restaurants & Leisure — 0.3%
Basic-Fit NV(a)(b)	16,474	549,209
Household Durables — 0.2%
TomTom NV	39,560	396,785
Insurance — 3.8%
Aegon NV	690,958	2,330,835
ASR Nederland NV	54,150	1,791,569
NN Group NV	114,328	3,872,997
		7,995,401
Internet & Direct Marketing Retail — 6.5%
Just Eat Takeaway(a)(b)	44,596	3,884,627
Prosus NV(b)	140,020	9,792,759
		13,677,386
IT Services — 2.8%
Adyen NV(a)(b)	3,915	3,428,303
InterXion Holding NV(b)	28,888	2,452,302
		5,880,605
Leisure Products — 0.2%
Accell Group NV	17,222	471,046
Machinery — 0.7%
Aalberts NV	41,214	1,527,913
Media — 0.6%
Altice Europe NV(b)	240,352	1,278,623
Metals & Mining — 0.5%
AMG Advanced Metallurgical Group NV(c)	16,849	388,663
Constellium SE, Class A(b)	55,129	683,600
		1,072,263
Oil, Gas & Consumable Fuels — 0.7%
Koninklijke Vopak NV	30,118	1,427,536
Personal Products — 12.7%
Unilever NV	512,274	26,793,303
Professional Services — 5.0%
Brunel International NV	22,596	185,161
Intertrust NV(a)	36,598	611,458
Randstad NV	47,011	2,412,068
Wolters Kluwer NV	102,172	7,443,147
		10,651,834
Semiconductors & Semiconductor Equipment — 25.4%
ASM International NV	19,794	2,281,898
ASML Holding NV	149,672	40,789,415
BE Semiconductor Industries NV	34,649	1,335,912
NXP Semiconductors NV	80,565	9,159,435
		53,566,660
Trading Companies & Distributors — 2.0%
AerCap Holdings NV(b)	48,748	2,538,796
IMCD NV	21,868	1,776,345
		4,315,141
Total Common Stocks — 99.8%
(Cost: $225,615,363)		210,717,203

18	2 0 2 0 i S h a r e s S e m i - A n n u a l R e p o r t t o S h a r e h o l d e r s

Schedule of Investments (unaudited) (continued)	iShares® MSCI Netherlands ETF
February 29, 2020	(Percentages shown are based on Net Assets)

Security	Shares	Value
Short-Term Investments
Money Market Funds — 0.8%
BlackRock Cash Funds: Institutional, SL Agency Shares, 1.74%(e)(f)(g)	1,490,343	$1,491,386
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.52%(e)(f)	125,000	125,000
		1,616,386
Total Short-Term Investments — 0.8%
(Cost: $1,615,937)		1,616,386

Total Investments in Securities — 100.6%
(Cost: $227,231,300)		212,333,589
Other Assets, Less Liabilities — (0.6)%		(1,249,688)

Net Assets — 100.0%		$211,083,901

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Non-income producing security.

(c)	All or a portion of this security is on loan.

(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

(e)	Affiliate of the Fund.

(f)	Annualized 7-day yield as of period-end.

(g)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the six months ended February 29, 2020, for purposes of Section 2(a)(3) of the 1940Act, were as follows:

Affiliated Issuer	Shares Held at 08/31/19	Net Activity	Shares Held at 02/29/20	Value at 02/29/20	Income		Net Realized Gain (Loss)	(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	2,182,420	(692,077)	1,490,343	$1,491,386	$23,911	(b)	$133		$228
BlackRock Cash Funds: Treasury, SL Agency Shares	102,000	23,000	125,000	125,000	751		—		—
				$1,616,386	$24,662		$133		$228

(a)	Includes realized capital gain distributions from an affiliated fund, if any.

(b)	Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Euro STOXX 50 Index	7	03/20/20	$255	$(35,314)

Derivative Financial Instruments Categorized by Risk Exposure

As of February 29, 2020, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

Equity
Contracts
Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$35,314

(a)	Net cumulative appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day's variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

S c h e d u l e o f I n v e s t m e n t s	19

Schedule of Investments (unaudited) (continued)	iShares® MSCI Netherlands ETF
February 29, 2020

For the six months ended February 29, 2020, the effect of derivative financial instruments in the Statements of Operations was as follows:

Equity
Contracts
Net Realized Gain (Loss) from:
Futures contracts	$50,901
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$(51,382)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$435,416

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund's policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of February 29, 2020. The breakdown of the Fund's investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$210,717,202	$—	$1	$210,717,203
Money Market Funds	1,616,386	—	—	1,616,386
	$212,333,588	$—	$1	$212,333,589
Derivative financial instruments(a)
Liabilities
Futures Contracts	$(35,314)	$—	$—	$(35,314)

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

20	2 0 2 0 i S h a r e s S e m i - A n n u a l R e p o r t t o S h a r e h o l d e r s

Schedule of Investments (unaudited)	iShares® MSCI Sweden ETF
February 29, 2020	(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Banks — 18.3%
Nordea Bank Abp	1,912,908	$14,932,170
Skandinaviska Enskilda Banken AB, Class A	952,092	8,979,721
Svenska Handelsbanken AB, Class A	897,733	8,933,717
Swedbank AB, Class A	528,289	7,887,472
		40,733,080
Building Products — 5.9%
Assa Abloy AB, Class B	591,599	13,113,287
Commercial Services & Supplies — 1.3%
Securitas AB, Class B	214,244	2,881,602
Communications Equipment — 6.4%
Telefonaktiebolaget LM Ericsson, Class B	1,818,091	14,379,554
Construction & Engineering — 2.1%
Skanska AB, Class B	219,412	4,727,663
Diversified Financial Services — 9.2%
Industrivarden AB, Class C	119,036	2,655,721
Investor AB, Class B	268,997	13,243,006
Kinnevik AB, Class B	135,472	2,717,796
L E Lundbergforetagen AB, Class B	45,575	1,866,229
		20,482,752
Diversified Telecommunication Services — 3.1%
Telia Co. AB	1,770,627	6,927,198
Electronic Equipment, Instruments & Components — 3.9%
Hexagon AB, Class B	163,125	8,624,756
Food & Staples Retailing — 1.0%
ICA Gruppen AB	59,802	2,219,344
Household Durables — 2.3%
Electrolux AB, Series B	156,188	3,132,588
Husqvarna AB, Class B	296,556	1,964,377
		5,096,965
Household Products — 4.4%
Essity AB, Class B	330,823	9,813,689
Machinery — 26.9%
Alfa Laval AB	195,137	4,349,528
Atlas Copco AB, Class A	396,799	13,878,613
Security	Shares	Value
Machinery (continued)
Atlas Copco AB, Class B	226,963	$6,924,700
Epiroc AB, Class A	391,847	4,468,101
Epiroc AB, Class B	225,874	2,498,683
Sandvik AB.	590,882	9,653,919
SKF AB, Class B	247,336	4,285,922
Volvo AB, Class B	911,031	13,982,467
		60,041,933
Metals & Mining — 1.6%
Boliden AB	175,839	3,598,360
Oil, Gas & Consumable Fuels — 1.6%
Lundin Petroleum AB.	129,232	3,588,334
Specialty Retail — 4.1%
Hennes & Mauritz AB, Class B.	508,797	9,097,900
Tobacco — 2.9%
Swedish Match AB	110,809	6,395,882
Wireless Telecommunication Services — 2.9%
Millicom International Cellular SA, SDR	51,317	2,332,134
Tele2 AB, Class B. .	285,809	4,110,949
		6,443,083
Total Common Stocks — 97.9%
(Cost: $276,100,495)		218,165,382

Short-Term Investments
Money Market Funds — 0.0%
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.52%(a)(b)	102,000	102,000
Total Short-Term Investments — 0.0%
(Cost: $102,000)		102,000
Total Investments in Securities — 97.9%
(Cost: $276,202,495)		218,267,382
Other Assets, Less Liabilities — 2.1%		4,609,879
Net Assets — 100.0%		$222,877,261

(a)	Affiliate of the Fund.

(b)	Annualized 7-day yield as of period-end.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the six months ended February 29, 2020, for purposes of Section 2(a)(3) of the 1940Act, were as follows:

Affiliated Issuer	Shares Held at 08/31/19	Net Activity	Shares Held at 02/29/20	Value at 02/29/20	Income		Net Realized Gain (Loss)	(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	—	—	—	$—	$364	(b)	$—		$—
BlackRock Cash Funds: Treasury, SL Agency Shares	78,000	24,000	102,000	102,000	1,312		—		—
				$102,000	$1,676		$—		$—

(a)	Includes realized capital gain distributions from an affiliated fund, if any.

(b)	Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

S c h e d u l e o f I n v e s t m e n t s	21

Schedule of Investments (unaudited) (continued)	iShares® MSCI Sweden ETF
February 29, 2020

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
OMXS 30 Index	263	03/20/20	$4,534	$(581,554)

Forward Foreign Currency Exchange Contracts

						Unrealized
						Appreciation
Currency	Purchased	Currency Sold		Counterparty	Settlement Date	(Depreciation)

USD	878,179	EUR	786,934	SCB	03/20/20	$12,863
USD	8,236,470	SEK	77,306,278	SCB	03/20/20.	256,266
						269,129
SEK	1,784,216	USD	190,792	SCB	03/20/20	(6,611)
	Net unrealized appreciation					$262,518

Derivative Financial Instruments Categorized by Risk Exposure

As of February 29, 2020, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

	Equity Contracts	Foreign Currency Exchange Contracts	Total
Assets — Derivative Financial Instruments
Forward foreign currency exchange contracts
Unrealized appreciation on forward foreign currency exchange contracts	$—	$269,129	$269,129
Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$581,554	$—	$581,554
Forward foreign currency exchange contracts
Unrealized depreciation on forward foreign currency exchange contracts	$—	$6,611	$6,611
	$581,554	$6,611	$588,165

(a)	Net cumulative appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day's variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the six months ended February 29, 2020, the effect of derivative financial instruments in the Statements of Operations was as follows:

	Equity Contracts	Foreign Currency Exchange Contracts	Total
Net Realized Gain (Loss) from:
Futures contracts	$1,017,660	$—	$1,017,660
Forward foreign currency exchange contracts	—	259,844	259,844
	$1,017,660	$259,844	$1,277,504
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$(749,215)	$—	$(749,215)
Forward foreign currency exchange contracts	—	(249,726)	(249,726)
	$(749,215)	$(249,726)	$(998,941)

22	2 0 2 0 i S h a r e s S e m i - A n n u a l R e p o r t t o S h a r e h o l d e r s

Schedule of Investments (unaudited) (continued)	iShares® MSCI Sweden ETF
February 29, 2020

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$4,748,459
Forward foreign currency exchange contracts:
Average amounts purchased — in USD	$63,597
Average amounts sold — in USD	$8,985,086

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Derivative Financial Instruments - Offsetting as of Period End

The Fund's derivative assets and liabilities (by type) were as follows:

	Assets	Liabilities
Derivative Financial Instruments:
Futures contracts	$—	$581,554
Forward foreign currency exchange contracts	269,129	6,611
Total derivative assets and liabilities in the Statement of Assets and Liabilities	$269,129	$588,165
Derivatives not subject to a Master Netting Agreement or similar agreement (“MNA”)	—	(581,554)
Total derivative assets and liabilities subject to an MNA	$269,129	$6,611

The following tables present the Fund’s derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral received and pledged by the Fund:

Counterparty	Derivative Assets Subject to an MNA by Counterparty	Derivatives Available for Offset(a)	Net Amount of Derivative Assets(b)
Standard Chartered Bank	$269,129	$(6,611)	$262,518

Counterparty	Derivative Liabilities Subject to an MNA by Counterparty	Derivatives Available for Offset(a)	Net Amount of Derivative Liabilities
Standard Chartered Bank	$6,611	$(6,611)	$—

(a)	The amount of derivatives available for offset is limited to the amount of derivatives assets and/or liabilities that are subject to an MNA.
(b)	Net amount represents the net amount receivable from the counterparty in the event of default.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund's policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

S c h e d u l e o f I n v e s t m e n t s	23

Schedule of Investments (unaudited) (continued)	iShares® MSCI Sweden ETF
February 29, 2020

Fair Value Measurements (continued)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of February 29, 2020. The breakdown of the Fund's investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$218,165,382	$—	$—	$218,165,382
Money Market Funds	102,000	—	—	102,000
	$218,267,382	$—	$—	$218,267,382
Assets
Forward Foreign Currency Exchange Contracts	$—	$269,129	$—	$269,129
Liabilities
Forward Foreign Currency Exchange Contracts	—	(6,611)	—	(6,611)
Futures Contracts	(581,554)	—	—	(581,554)
	$(581,554)	$262,518	$—	$(319,036)

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

24	2 0 2 0 i S h a r e s S e m i - A n n u a l R e p o r t t o S h a r e h o l d e r s

Statements of Assets and Liabilities (unaudited)

February 29, 2020

	iShares MSCI Austria ETF	iShares MSCI Belgium ETF	iShares MSCI France ETF	iShares MSCI Netherlands ETF
ASSETS
Investments in securities, at value (including securities on loan) (a):
Unaffiliated (b)	$67,991,879	$33,595,521	$818,418,002	$210,717,203
Affiliated (c)	1,094,384	3,106,358	4,560,799	1,616,386
Cash	719	951	73	14,396
Foreign currency, at value(d)	—	19,022	1,234,129	79,978
Foreign currency collateral pledged:
Futures contracts(e)	77,990	3,296	91,172	19,772
Receivables:
Investments sold	2,811,449	878,566	596,816	1,510,449
Securities lending income — Affiliated	8,048	1,987	6,158	4,044
Capital shares sold	—	—	—	247,602
Dividends	40	21	796	182,453
Tax reclaims	1,074,413	39,423	—	—
Total assets	73,058,922	37,645,145	824,907,945	214,392,283

LIABILITIES
Foreign bank overdraft(f)	7,158	—	—	—
Collateral on securities loaned, at value	1,067,537	3,089,904	4,060,067	1,488,219
Payables:
Investments purchased	2,818,719	756,688	743,239	1,724,035
Variation margin on futures contracts	46,126	1,596	49,839	11,164
Capital shares redeemed	—	8,363	—	—
Investment advisory fees	30,068	16,957	327,312	84,964
Total liabilities	3,969,608	3,873,508	5,180,457	3,308,382

NET ASSETS	$69,089,314	$33,771,637	$819,727,488	$211,083,901

NET ASSETS CONSIST OF:
Paid-in capital	$128,500,301	$60,317,624	$945,024,178	$244,386,580
Accumulated loss	(59,410,987)	(26,545,987)	(125,296,690)	(33,302,679)
NET ASSETS	$69,089,314	$33,771,637	$819,727,488	$211,083,901

Shares outstanding	3,850,000	2,000,000	28,600,000	7,000,000
Net asset value	$17.95	$16.89	$28.66	$30.15
Shares authorized	100 million	136.2 million	340.2 million	255 million
Par value	$0.001	$0.001	$0.001	$0.001

(a) Securities loaned, at value	$991,067	$2,309,687	$3,853,021	$1,358,059
(b) Investments, at cost — Unaffiliated	$86,976,770	$43,737,545	$962,853,410	$225,615,363
(c) Investments, at cost — Affiliated	$1,093,944	$3,105,853	$4,559,593	$1,615,937
(d) Foreign currency, at cost	$—	$19,004	$1,242,511	$79,604
(e) Foreign currency collateral pledged, at cost	$79,132	$3,328	$91,654	$19,748
(f) Foreign bank overdraft, at cost	$7,742	$—	$—	$—

See notes to financial statements.

F i n a n c i a l S t a t e m e n t s	25

Statements of Assets and Liabilities (unaudited) (continued)

February 29, 2020

iShares MSCI Sweden ETF

ASSETS
Investments in securities, at value:
Unaffiliated(a)	$218,165,382
Affiliated(b)	102,000
Cash	322
Foreign currency, at value(c)	411,954
Foreign currency collateral pledged:
Futures contracts(d)	435,561
Receivables:
Investments sold	539,556
Dividends	475
Tax reclaims	409,575
Foreign withholding tax claims	13,943,022
Unrealized appreciation on:
Forward foreign currency exchange contracts	269,129
Total assets	234,276,976

LIABILITIES
Payables:
Investments purchased.	769,701
Variation margin on futures contracts	3 19,639
Investment advisory fees.	95,533
Professional fees.	1,434,302
IRS compliance fee for foreign withholding tax claims	8,773,929
Unrealized depreciation on:
Forward foreign currency exchange contracts	6,611
Total liabilities.	11,399,715

NET ASSETS	$222,877,261

NET ASSETS CONSIST OF:
Paid-in capital.	$313,081,100
Accumulated loss.	(90,203,839)
NET ASSETS	$222,877,261

Shares outstanding.	7,425,000
Net asset value.	$30.02
Shares authorized.	63.6 million
Par value.	$0001

(a) Investments, at cost — Unaffiliated	$276,100,495
(b) Investments, at cost — Affiliated	$102,000
(c) Foreign currency, at cost.	$369,667
(d) Foreign currency collateral pledged, at cost	$440,034

See notes to financial statements.

26	2 0 2 0 i S h a r e s S e m i - A n n u a l R e p o r t t o S h a r e h o l d e r s

Statements of Operations (unaudited)

Six Months Ended February 29, 2020

				iShares
	iShares	iShares	iShares	MSCI
	MSCI Austria	MSCI	MSCI France	Netherlands
	ETF	Belgium ETF	ETF	ETF
INVESTMENT INCOME
Dividends — Unaffiliated	$51,979	$330,483	$4,444,663	$802,310
Dividends — Affiliated	287	192	3,789	751
Securities lending income — Affiliated — net	35,578	20,013	136,231	23,911
Foreign taxes withheld	(7,918)	(49,610)	(657,207)	(113,422)
Total investment income	79,926	301,078	3,927,476	713,550

EXPENSES
Investment advisory fees	170,463	122,205	2,528,510	450,006
Total expenses	170,463	122,205	2,528,510	450,006
Net investment income (loss)	(90,537)	178,873	1,398,966	263,544

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — Unaffiliated	(1,681,631)	(1,275,603)	(3,229,566)	(2,251,228)
Investments — Affiliated	(53)	145	662	133
In-kind redemptions — Unaffiliated	101,872	1,482,020	69,580,494	3,316,416
Futures contracts	156,162	3,078	138,732	50,901
Foreign currency transactions	(382)	(425)	(9,221)	(9,206)
Net realized gain (loss)	(1,424,032)	209,215	66,481,101	1,107,016
Net change in unrealized appreciation (depreciation) on:
Investments — Unaffiliated	(3,375,196)	(2,509,325)	(68,718,944)	(8,102,181)
Investments — Affiliated	200	89	835	228
Futures contracts	(172,950)	(4,652)	(219,265)	(51,382)
Foreign currency translations	(1,613)	288	10,180	9,058
Net change in unrealized appreciation (depreciation)	(3,549,559)	(2,513,600)	(68,927,194)	(8,144,277)
Net realized and unrealized loss	(4,973,591)	(2,304,385)	(2,446,093)	(7,037,261)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(5,064,128)	$(2,125,512)	$(1,047,127)	$(6,773,717)

See notes to financial statements.

F i n a n c i a l S t a t e m e n t s	27

Statements of Operations (unaudited) (continued)

Six Months Ended February 29, 2020

iShares MSCI Sweden ETF
INVESTMENT INCOME
Dividends — Unaffiliated.	$1,135,382
Dividends — Affiliated.	1,312
Non-cash dividends — Unaffiliated	699,737
Securities lending income — Affiliated — net	364
Foreign taxes withheld.	(16,903)
Foreign withholding tax claims.	226,240
Total investment income.	2,046,132

EXPENSES
Investment advisory fees.	550,538
Professional fees.	22,624
Total expenses.	573,162
Net investment income	1,472,970

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — Unaffiliated	(322,646)
In-kind redemptions — Unaffiliated	72,639
Futures contracts	1,017,660
Forward foreign currency exchange contracts	259,844
Foreign currency transactions	26,076
Net realized gain	1,053,573
Net change in unrealized appreciation (depreciation) on:
Investments — Unaffiliated	11,827,150
Futures contracts	(749,215)
Forward foreign currency exchange contracts	(249,726)
Foreign currency translations	138,184
Net change in unrealized appreciation (depreciation)	10,966,393
Net realized and unrealized gain	12,019,966
NET INCREASE IN NETASSETS RESULTING FROM OPERATIONS	$13,492,936

See notes to financial statements.

28	2 0 2 0 i S h a r e s S e m i - A n n u a l R e p o r t t o S h a r e h o l d e r s

Statements of Changes in Net Assets

	iShares MSCI Austria ETF		iShares MSCI Belgium ETF

	Six Months		Six Months
	Ended		Ended
	02/29/20	Year Ended	02/29/20	Year Ended
	(unaudited)	08/31/19	(unaudited)	08/31/19

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income (loss)	$(90,537)	$1,991,632	$178,873	$1,205,284
Net realized gain (loss)	(1,424,032)	(14,361,944)	209,215	(1,884,910)
Net change in unrealized appreciation (depreciation)	(3,549,559)	(6,282,218)	(2,513,600)	(1,629,193)
Net decrease in net assets resulting from operations	(5,064,128)	(18,652,530)	(2,125,512)	(2,308,819)

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(418,122)	(2,792,866)	(543,193)	(1,172,255)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	19,804,617	(70,251,096)	(10,864,972)	(9,116,599)

NET ASSETS
Total increase (decrease) in net assets	14,322,367	(91,696,492)	(13,533,677)	(12,597,673)
Beginning of period	54,766,947	146,463,439	47,305,314	59,902,987
End of period	$69,089,314	$54,766,947	$33,771,637	$47,305,314

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

F i n a n c i a l S t a t e m e n t s	29

Statements of Changes in Net Assets (continued)

	iShares MSCI France ETF		iShares MSCI Netherlands ETF
	Six Months Ended		Six Months Ended
	02/29/20	Year Ended	02/29/20	Year Ended
	(unaudited)	08/31/19	(unaudited)	08/31/19

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$1,398,966	$23,186,901	$263,544	$4,692,606
Net realized gain	66,481,101	19,210,568	1,107,016	12,102,764
Net change in unrealized appreciation (depreciation)	(68,927,194)	(81,679,760)	(8,144,277)	(9,530,024)
Net increase (decrease) in net assets resulting from operations	(1,047,127)	(39,282,291)	(6,773,717)	7,265,346

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(1,712,762)	(22,272,214)	(782,943)	(4,709,077)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	(306,712,691)	251,536,596	85,598,170	1,318,549

NET ASSETS
Total increase (decrease) in net assets	(309,472,580)	189,982,091	78,041,510	3,874,818
Beginning of period	1,129,200,068	939,217,977	133,042,391	129,167,573
End of period	$819,727,488	$1,129,200,068	$211,083,901	$133,042,391

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

30	2 0 2 0 i S h a r e s S e m i - A n n u a l R e p o r t t o S h a r e h o l d e r s

Statements of Changes in Net Assets (continued)

	iShares MSCI Sweden ETF
	Six Months
	Ended
	02/29/20	Year Ended
	(unaudited)	08/31/19

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$1,472,970	$7,235,753
Net realized gain (loss)	1,053,573	(6,956,310)
Net change in unrealized appreciation (depreciation)	10,966,393	(21,010,780)
Net increase (decrease) in net assets resulting from operations	13,492,936	(20,731,337)

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(2,836,934)	(7,255,549)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	6,705,453	(14,965,695)

NET ASSETS
Total increase (decrease) in net assets	17,361,455	(42,952,581)
Beginning of period	205,515,806	248,468,387
End of period	$222,877,261	$205,515,806

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

F i n a n c i a l S t a t e m e n t s	31

Financial Highlights

(For a share outstanding throughout each period)

	iShares MSCI Austria ETF
	Six Months Ended
	02/29/20		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	(unaudited)		08/31/19	08/31/18	08/31/17	08/31/16	08/31/15

Net asset value, beginning of period	$18.89		$22.88	$22.87	$15.58	$15.59	$17.55
Net investment income (loss)(a)	(0.03)		0.48	0.58	0.53	0.38	0.25
Net realized and unrealized gain (loss)(b)	(0.79)		(3.69)	0.11	7.13	(0.06)	(1.96)
Net increase (decrease) from investment operations	(0.82)		(3.21)	0.69	7.66	0.32	(1.71)

Distributions(c)
From net investment income	(0.12)		(0.78)	(0.68)	(0.37)	(0.33)	(0.25)
Total distributions	(0.12)		(0.78)	(0.68)	(0.37)	(0.33)	(0.25)

Net asset value, end of period	$17.95		$18.89	$22.88	$22.87	$15.58	$15.59

Total Return
Based on net asset value	(4.50	)%(d)	(14.07)%	3.03%	49.52%	2.11%	(9.76)%

Ratios to Average Net Assets
Total expenses	0.50	%(e)	0.49%	0.47%	0.49%	0.48%	0.48%
Net investment income (loss)	(0.26	)%(e)	2.34%	2.37%	2.75%	2.47%	1.54%

Supplemental Data
Net assets, end of period (000)	$69,089		$54,767	$146,463	$233,322	$60,780	$56,130
Portfolio turnover rate(f)	8	%(d)	17%	19%	18%	15%	18%

(a)	Based on average shares outstanding.
(b)	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Not annualized.
(e)	Annualized.
(f)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

32	2 0 2 0 i S h a r e s S e m i - A n n u a l R e p o r t t o S h a r e h o l d e r s

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares MSCI Belgium ETF
	Six Months Ended
	02/29/20		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	(unaudited)		08/31/19	08/31/18	08/31/17	08/31/16	08/31/15

Net asset value, beginning of period	$18.48		$19.70	$20.59	$18.16	$17.00	$17.02
Net investment income(a)	0.07		0.44	0.50	0.43	0.34	0.34
Net realized and unrealized gain (loss)(b)	(1.45)		(1.22)	(0.77)	2.51	1.05	(0.00	)(c)
Net increase (decrease) from investment operations	(1.38)		(0.78)	(0.27)	2.94	1.39	0.34

Distributions(d)
From net investment income	(0.21)		(0.44)	(0.62)	(0.51)	(0.23)	(0.36)
Total distributions	(0.21)		(0.44)	(0.62)	(0.51)	(0.23)	(0.36)

Net asset value, end of period	$16.89		$18.48	$19.70	$20.59	$18.16	$17.00

Total Return
Based on net asset value	(7.65	)%(e)	(3.80)%	(1.34)%	16.44%	8.20%	1.95%

Ratios to Average Net Assets
Total expenses	0.50	%(f)	0.49%	0.47%	0.49%	0.48%	0.48%
Net investment income	0.73	%(f)	2.43%	2.40%	2.31%	1.92%	2.01%

Supplemental Data
Net assets, end of period (000)	$33,772		$47,305	$59,903	$74,128	$132,203	$153,659
Portfolio turnover rate(g)	9	%(e)	11%	13%	8%	19%	7%

(a)	Based on average shares outstanding.
(b)	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(c)	Rounds to less than $0.01.
(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Not annualized.
(f)	Annualized.
(g)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

F i n a n c i a l H i g h l i g h t s	33

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares MSCI France ETF
	Six Months Ended
	02/29/20		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	(unaudited)		08/31/19	08/31/18	08/31/17	08/31/16	08/31/15

Net asset value, beginning of period	$29.41		$31.10	$29.64	$23.84	$25.01	$27.64
Net investment income(a)	0.04		0.83	0.80	0.69	0.67	0.74
Net realized and unrealized gain (loss)(b)	(0.72)		(1.67)	1.40	5.69	(1.14)	(2.69)
Net increase (decrease) from investment operations	(0.68)		(0.84)	2.20	6.38	(0.47)	(1.95)

Distributions(c)
From net investment income	(0.07)		(0.85)	(0.74)	(0.58)	(0.70)	(0.68)
Total distributions	(0.07)		(0.85)	(0.74)	(0.58)	(0.70)	(0.68)

Net asset value, end of period	$28.66		$29.41	$31.10	$29.64	$23.84	$25.01

Total Return
Based on net asset value	(2.34	)%(d)	(2.64)%	7.46%	26.93%	(1.87)%	(7.17)%

Ratios to Average Net Assets
Total expenses	0.50	%(e)	0.50%	0.47%	0.49%	0.48%	0.48%
Net investment income	0.28	%(e)	2.84%	2.53%	2.57%	2.77%	2.85%

Supplemental Data
Net assets, end of period (000)	$819,727		$1,129,200	$939,218	$640,201	$329,054	$350,139
Portfolio turnover rate(f)	1	%(d)	2%	4%	6%	6%	6%

(a)	Based on average shares outstanding.
(b)	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Not annualized.
(e)	Annualized.
(f)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

34	2 0 2 0 i S h a r e s S e m i - A n n u a l R e p o r t t o S h a r e h o l d e r s

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares MSCI Netherlands ETF
	Six Months Ended 02/29/20		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	(unaudited)		08/31/19	08/31/18	08/31/17	08/31/16	08/31/15

Net asset value, beginning of period	$30.58		$31.12	$30.56	$24.78	$24.48	$24.64
Net investment income(a)	0.05		0.88	0.62	0.46	0.71	0.50
Net realized and unrealized gain (loss)(b)	(0.34)		(0.56)	0.62	5.98	0.08	(0.27)
Net increase (decrease) from investment operations	(0.29)		0.32	1.24	6.44	0.79	0.23

Distributions(c)
From net investment income	(0.14)		(0.86)	(0.68)	(0.66)	(0.49)	(0.39)
Total distributions	(0.14)		(0.86)	(0.68)	(0.66)	(0.49)	(0.39)

Net asset value, end of period	$30.15		$30.58	$31.12	$30.56	$24.78	$24.48

Total Return
Based on net asset value	(0.97	)%(d)	1.16%	4.08%	26.44%	3.32%	0.87%

Ratios to Average Net Assets
Total expenses	0.50	%(e)	0.50%	0.47%	0.49%	0.48%	0.48%
Net investment income	0.29	%(e)	2.97%	1.95%	1.74%	2.97%	2.01%

Supplemental Data
Net assets, end of period (000)	$211,084		$133,042	$129,168	$192,540	$184,587	$176,282
Portfolio turnover rate(f)	8	%(d)	13%	7%	14%	24%	6%

(a)	Based on average shares outstanding.
(b)	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Not annualized.
(e)	Annualized.
(f)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

F i n a n c i a l H i g h l i g h t s	35

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares MSCI Sweden ETF
	Six Months Ended
	02/29/20		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	(unaudited)		08/31/19	08/31/18	08/31/17	08/31/16	08/31/15

Net asset value, beginning of period	$28.25		$31.85	$34.68	$28.54	$30.26	$34.11
Net investment income(a)	0.21		0.95	1.14	0.86	1.05	1.30	(b)
Net realized and unrealized gain (loss)(c)	1.98		(3.58)	(2.19)	6.04	(1.63)	(3.75)
Net increase (decrease) from investment operations	2.19		(2.63)	(1.05)	6.90	(0.58)	(2.45)

Distributions(d)
From net investment income	(0.42)		(0.97)	(1.78)	(0.76)	(1.14)	(1.40)
Total distributions	(0.42)		(0.97)	(1.78)	(0.76)	(1.14)	(1.40)
Net asset value, end of period	$30.02		$28.25	$31.85	$34.68	$28.54	$30.26

Total Return
Based on net asset value	7.60	%(e)	(8.41)%	(2.88)%	24.30%	(1.91)%	(7.46	)%(b)

Ratios to Average Net Assets
Total expenses	0.52	%(f)	0.55%	0.53%	0.53%	0.48%	0.92%
Total expenses excluding professional fees for foreign withholding tax claims	0.50	%(f)	0.49%	0.47%	0.49%	0.48%	0.48%
Net investment income	1.34	%(f)	3.16%	3.34%	2.74%	3.65%	3.97	%(b)

Supplemental Data
Net assets, end of period (000)	$222,877		$205,516	$248,468	$460,315	$284,709	$331,387
Portfolio turnover rate(g)	2	%(e)	4%	5%	9%	7%	4%

(a)	Based on average shares outstanding.
(b)	Reflects the one-time, positive effect of foreign withholding tax claims, net of the associated professional fees, which resulted in the following increases for the year ended August 31, 2015:
● Net investment income per share by $0.42.
● Total return by 1.14%.
● Ratio of net investment income to average net assets by 1.31%.
(c)	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Not annualized.
(f)	Annualized.
(g)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

36	2 0 2 0 i S h a r e s S e m i - A n n u a l R e p o r t t o S h a r e h o l d e r s

Notes to Financial Statements (unaudited)

1.	ORGANIZATION

iShares, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.  The Company is organized as a Maryland corporation and is authorized to have multiple series or portfolios.

These financial statements relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

Diversification
iShares ETF	Classification
MSCI Austria	Non-diversified
MSCI Belgium	Non-diversified
MSCI France	Non-diversified
MSCI Netherlands	Non-diversified
MSCI Sweden	Non-diversified

2.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by each Fund in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

Investment Transactions and Income Recognition: Investment transactions are accounted for on trade date. Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, net of any foreign taxes withheld at source. Any taxes withheld that are reclaimable from foreign tax authorities are reflected in tax reclaims receivable. Distributions received by the Funds may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains. Upon notification from issuers, some of the dividend income received from a real estate investment trust may be re-designated as a return of capital or capital gain. Non-cash dividends, if any, are recognized on the ex-dividend date and recorded as non-cash dividend income at fair value. Interest income is accrued daily.

Foreign Currency Translation: The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in non-U.S. currencies are translated to U.S. dollars using prevailing market rates as quoted by one or more data service providers. Purchases and sales of investments, income receipts and expense payments are translated into U.S. dollars on the respective dates of such transactions.

Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments. Such fluctuations are reflected by the Funds as a component of net realized and unrealized gain (loss) from investments for financial reporting purposes. Each Fund reports realized currency gain (loss) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.

Foreign Taxes: The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which each Fund invests. These foreign taxes, if any, are paid by each Fund and are reflected in its statement of operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “other foreign taxes”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of February 29, 2020, if any, are disclosed in the statement of assets and liabilities.

In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds' tax year. These reclassifications have no effect on net assets or net asset value per share.

Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The Funds' maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.

N o t e s t o F i n a n c i a l S t a t e m e n t s	37

Notes to Financial Statements (unaudited) (continued)

3.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the Fund’s listing exchange is not open. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. A fund determines the fair value of its financial instruments using various independent dealers or pricing services under policies approved by the Board of Directors of the Company (the “Board”). The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to oversee the pricing function for all financial instruments.

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:

●	Equity investments traded on a recognized securities exchange are valued at that day’s last traded price or official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

●	Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published net asset value (“NAV”).

●	Futures contract notional values are determined based on that day’s last reported settlement price on the exchange where the contract is traded.

●	Forward foreign currency exchange contracts are valued based on that day’s prevailing forward exchange rate for the underlying currencies. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available.

If events (e.g., a company announcement, market volatility or a natural disaster) occur that are expected to materially affect the value of an investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, in accordance with policies approved by the Board as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Global Valuation Committee include market approach, income approach and the cost approach. Valuation techniques used under these approaches take into consideration inputs that include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other inputs, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or default rates.

When determining the price for Fair Valued Investments, the Global Valuation Committee, or its delegate, seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Global Valuation Committee, or its delegate, deems relevant and consistent with the principles of fair value measurement.

Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.

Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets for identical assets or liabilities;

●	Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, (including the Global Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgement exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The fair value hierarchy for each Fund’s investments is included in its schedule of investments. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

4.	SECURITIES AND OTHER INVESTMENTS

Securities Lending: Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned

38	2 0 2 0 i S h a r e s S e m i - A n n u a l R e p o r t t o S h a r e h o l d e r s

Notes to Financial Statements (unaudited) (continued)

securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

As of February 29, 2020, any securities on loan were collateralized by cash and/or U.S. government obligations. Cash collateral received was invested in money market funds managed by BlackRock Fund Advisors (“BFA”), the Funds' investment adviser, or its affiliates and is disclosed in the schedules of investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan for each Fund, if any, are also disclosed in its schedule of investments. The market value of any securities on loan as of February 29, 2020 and the value of the related cash collateral are disclosed in the statements of assets and liabilities.

Securities lending transactions are entered into by a fund under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party o r request additional collateral. In the event that a borrower defaults, the fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. The value of the collateral is typically greater than the market value of the securities loaned, leaving the lender with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the fund can reinvest cash collateral received in connection with loaned securities.

The following table is a summary of the securities lending agreements by counterparty which are subject to offset under an MSLA as of February 29, 2020:

	Market Value of	Cash Collateral		Non-Cash Collateral
iShares ETF and Counterparty	Securities on Loan	Received	(a)	Received	Net Amount
MSCI Austria
Credit Suisse AG Dublin Branch	$96,803	$96,803		$—	$—
Goldman Sachs & Co.	388,113	388,113		—	—
JPMorgan Securities LLC	5,935	5,935		—	—
Morgan Stanley & Co. LLC	385,212	385,212		—	—
Scotia Capital (USA) Inc.	63,746	63,746		—	—
UBSAG	51,258	51,258		—	—
	$991,067	$991,067		$—	$—
MSCI Belgium
Barclays Capital Inc.	$10,809	$10,809		$—	$—
BofA Securities, Inc.	3,439	3,439		—	—
Credit Suisse AG Dublin Branch	81,759	81,759		—	—
Deutsche Bank Securities Inc.	51,462	51,462		—	—
Goldman Sachs & Co.	841	841		—	—
HSBC Bank PLC	1,951,029	1,951,029		—	—
JPMorgan Securities LLC	62,253	62,253		—	—
Morgan Stanley & Co. LLC	59,245	59,245		—	—
Scotia Capital (USA) Inc.	75,884	75,884		—	—
UBSAG	12,966	12,966		—	—
	$2,309,687	$2,309,687		$—	$—
MSCI France
Deutsche Bank Securities Inc.	$140,432	$140,432		$—	$—
Goldman Sachs & Co.	977,416	977,416		—	—
Morgan Stanley & Co. LLC	2,735,173	2,735,173		—	—
	$3,853,021	$3,853,021		$—	$—
MSCI Netherlands
BofA Securities, Inc.	$20,507	$20,507		$—	$—
Credit Suisse AG Dublin Branch	65,910	65,910		—	—
Credit Suisse Securities (USA) LLC	1	1		—	—
Deutsche Bank Securities Inc.	106,997	106,997		—	—
JPMorgan Securities LLC	219,764	219,764		—	—
Morgan Stanley & Co. LLC	944,880	944,880		—	—
	$1,358,059	$1,358,059		$—	$—

(a)	Collateral received in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund's statement of assets and liabilities.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the

N o t e s t o F i n a n c i a l S t a t e m e n t s	39

Notes to Financial Statements (unaudited) (continued)

value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.

5.	DERIVATIVE FINANCIAL INSTRUMENTS

Futures Contracts: Each Fund’s use of futures contracts is generally limited to cash equitization. This involves the use of available cash to invest in index futures contracts in order to gain exposure to the equity markets represented in or by the Fund’s underlying index and is intended to allow the Fund to better track its underlying index. Futures contracts are standardized, exchange-traded agreements to buy or sell a specific quantity of an underlying instrument at a set price on a future date. Depending on the terms of a contract, a futures contract is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date.

Upon entering into a futures contract, a fund is required to pledge to the executing broker which holds segregated from its own assets, an amount of cash, U.S. government securities or other high-quality debt and equity securities equal to the minimum initial margin requirements of the exchange on which the contract is traded. Securities deposited as initial margin, if any, are designated in the schedule of investments and cash deposited, if any, is shown as cash pledged for futures contracts in the statement of assets and liabilities.

Pursuant to the contract, a fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation or depreciation and, if any, shown as variation margin receivable or payable on futures contracts in the statement of assets and liabilities. When the contract is closed, a realized gain or loss is recorded in the statement of operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. Losses may arise if the notional value of a futures contract decreases due to an unfavorable change in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and the assets underlying such contracts.

Forward Foreign Currency Exchange Contracts: The iShares MSCI Sweden ETF uses forward foreign currency exchange contracts to better match benchmark currency exposures in order to facilitate tracking of the investment results of its Index. A forward foreign currency exchange contract is an agreement between two parties to buy and sell a currency against another currency at an agreed upon price and quantity. The contracts are traded over-the-counter (“OTC”) and not on an organized exchange.

The contract is marked-to-market daily and the change in market value is recorded as unrealized appreciation or depreciation in the statement of assets and liabilities. When the contract is closed, a realized gain or loss is recorded in the statement of operations equal to the difference between the value at the time it was opened and the value at the time it was closed. Non-deliverable forward foreign currency exchange contracts ("NDFs") are settled with the counterparty in cash without the delivery of foreign currency. The use of forward foreign currency exchange contracts involves the risk that the value of a contract changes unfavorably due to movements in the value of the referenced foreign currencies. A fund’s risk of loss from counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the fund.

Master Netting Arrangements: In order to define its contractual rights and to secure rights that will help mitigate its counterparty risk, a fund may enter into an International Swaps and Derivatives Association, Inc. master agreement (“ISDA Master Agreement”) or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between a fund and a counterparty that governs certain OTC derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency, or other events.

The collateral requirements under an ISDA Master Agreement are typically calculated by netting the mark-to-market amount for each transaction under such agreement, and comparing that amount to the value of any collateral currently pledged by a fund and the counterparty. Except for NDFs, the forward foreign currency exchange contracts held by the Funds generally do not require collateral. Cash collateral pledged to the counterparty, if any, is presented as cash pledged as collateral for OTC derivatives on the statement of assets and liabilities. Cash received as collateral from the counterparty may be reinvested in money market funds, including those managed by the Funds' investment adviser, or its affiliates. Such collateral, if any, is presented in the statement of assets and liabilities as affiliated investments at value and as a liability for cash received as collateral on OTC derivatives. To the extent amounts due to the Funds from the counterparty are not fully collateralized, contractually or otherwise, each Fund bears the risk of loss from counterparty non-performance. Each Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.

For financial reporting purposes, each Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements, if any, in the statement of assets and liabilities.

6.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Company, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent directors).

40	2 0 2 0 i S h a r e s S e m i - A n n u a l R e p o r t t o S h a r e h o l d e r s

Notes to Financial Statements (unaudited) (continued)

For its investment advisory services to each Fund, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Funds, based on each Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:

Aggregate Average Daily Net Assets	Investment Advisory Fee
First $7 billion	0.59%
Over $7 billion, up to and including $11 billion	0.54
Over $11 billion, up to and including $24 billion	0.49
Over $24 billion, up to and including $48 billion	0.44
Over $48 billion, up to and including $72 billion	0.40
Over $72 billion, up to and including $96 billion	0.36
Over $96 billion	0.32

Distributor: BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Securities Lending: The U.S. Securities and Exchange Commission (the “SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan in a money market fund managed by BFA, or its affiliates, however, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04% (the “collateral investment fees”). Securities lending income is equal to the total of income earned from the reinvestment of cash collateral (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities. Each Fund retains a portion of securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to the current securities lending agreement, each Fund retains 82% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in that calendar year exceeds a specified threshold, each Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year 85% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

The share of securities lending income earned by each Fund is shown as securities lending income – affiliated – net in its statement of operations. For the six months ended February 29, 2020, the Funds paid BTC the following amounts for securities lending agent services:

Fees Paid
iShares ETF	to BTC
MSCI Austria	$8,036
MSCI Belgium	4,703
MSCI France	30,782
MSCI Netherlands	5,643
MSCI Sweden	89

Officers and Directors: Certain officers and/or directors of the Company are officers and/or directors of BlackRock or its affiliates.

Other Transactions: Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

For the six months ended February 29, 2020, transactions executed by the Funds pursuant to Rule 17a-7 under the 1940 Act were as follows:

			Net Realized
iShares ETF	Purchases	Sales	Gain (Loss)
MSCI Austria	$253,679	$520,502	$(219,091)
MSCI Belgium	3,130,929	302,142	(115,612)
MSCI France	657,460	—	—
MSCI Netherlands	589,519	1,546,813	(178,095)
MSCI Sweden	662,882	379,316	(6,400)

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends – affiliated in the statement of operations.

A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.

N o t e s t o F i n a n c i a l S t a t e m e n t s	41

Notes to Financial Statements (unaudited) (continued)

7.	PURCHASES AND SALES

For the six months ended February 29, 2020, purchases and sales of investments, excluding in-kind transactions and short-term investments, were as follows:

iShares ETF	Purchases	Sales
MSCI Austria	$5,494,703	$5,519,038
MSCI Belgium	4,040,460	4,553,681
MSCI France	6,961,058	7,866,896
MSCI Netherlands	1 4,552,628	14,246,221
MSCI Sweden	5,406,503	3,336,955

For the six months ended February 29, 2020, in-kind transactions were as follows:

	In-kind	In-kind
iShares ETF	Purchases	Sales
MSCI Austria	$22,446,498	$3,013,272
MSCI Belgium	2,957,536	13,726,035
MSCI France	211,614,365	517,432,612
MSCI Netherlands	101,923,009	16,909,636
MSCI Sweden	17,076,473	12,936,768

8.	INCOME TAX INFORMATION

Each Fund is treated as an entity separate from the Company's other funds for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

Management has analyzed tax laws and regulations and their application to the Funds as of February 29, 2020, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds' financial statements.

As of August 31, 2019, the Funds had non-expiring capital loss carryforwards available to offset future realized capital gains as follows:

iShares ETF	Non-Expiring
MSCI Austria	$37,451,920
MSCI Belgium	15,794,208
MSCI France	35,111,271
MSCI Netherlands	18,093,630
MSCI Sweden	29,293,453

A fund may own shares in certain foreign investment entities, referred to, under U.S. tax law, as “passive foreign investment companies.” Such fund may elect to mark-to-market annually the shares of each passive foreign investment company and would be required to distribute to shareholders any such marked-to-market gains.

As of February 29, 2020, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:

				Net Unrealized
		Gross Unrealized	Gross Unrealized	Appreciation
iShares ETF	Tax Cost	Appreciation	Depreciation	(Depreciation)
MSCI Austria	$89,310,482	$1,205,193	$(21,564,204)	$(20,359,011)
MSCI Belgium	47,472,405	2,708,339	(13,483,517)	(10,775,178)
MSCI France	979,693,461	14,157,565	(171,037,483)	(156,879,918)
MSCI Netherlands	228,714,744	10,329,717	(26,746,186)	(16,416,469)
MSCI Sweden	277,686,168	5,701,985	(65,439,807)	(59,737,822)

9.	PRINCIPAL RISKS

In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Each Fund’s prospectus provides details of the risks to which the Fund is subject.

42	2 0 2 0 i S h a r e s S e m i - A n n u a l R e p o r t t o S h a r e h o l d e r s

Notes to Financial Statements (unaudited) (continued)

BFA uses a “passive” or index approach to try to achieve each Fund’s investment objective following the securities included in its underlying index du ring upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

Market Risk: Market risk arises mainly from uncertainty about future values of financial instruments influenced by price, currency and interest rate movements. It represents the potential loss a fund may suffer through holding market positions in the face of market movements. A fund is exposed to market risk by its investment in equity, fixed income and/or financial derivative instruments or by its investment in underlying funds. The fair value of securities held by a fund may decline due to general market conditions, economic trends or events that are not specifically related to the issuers of the securities including local, regional or global political, social or economic instability or to factors that affect a particular industry or group of industries. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. The extent of a fund’s exposure to market risk is the market value of the investments held as shown in the fund’s schedule of investments.

Investing in the securities of non-U.S. issuers involves certain considerations and risks not typically associated with securities of U.S. issuers . Such risks include, but are not limited to: differences in accounting, auditing and financial reporting standards; more substantial governmental involvement in the economy; higher inflation rates, greater social, economic and political uncertainties; possible nationalization or expropriation of assets; less availability of public information about issuers; imposition of withholding or other taxes; higher transaction and custody costs and delays in settlement procedures; and lower level of regulation of the securities markets and issuers. Non-U.S. securities may be less liquid, more difficult to value, and have greater price volatility due to exchange rate fluctuations. These and other risks are heightened for investments in issuers from countries with less developed capital markets.

An outbreak of respiratory disease caused by a novel coronavirus has developed into a global pandemic and has resulted in closing borders, quarantines, disruptions to supply chains and customer activity, as well as general concern and uncertainty. The impact of this pandemic, and other global health crises that may arise in the future, could affect the economies of many nations, individual companies and the market in general in ways that cannot necessarily be foreseen at the present time. This pandemic may result in substantial market volatility and may adversely impact the prices and liquidity of a fund's investments. The impact of the pandemic may be short term or may last for an extended period of time.

Credit Risk: Credit risk is the risk that an issuer or guarantor of debt instruments or the counterparty to a financial transaction, including derivatives contracts, repurchase agreements or loans of portfolio securities, is unable or unwilling to make timely interest and/or principal payments or to otherwise honor its obligations. BFA and its affiliates manage counterparty credit risk by entering into transactions only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose a fund to issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of a fund’s exposure to credit and counterparty risks with respect to those financial assets is approximated by their value recorded in its statement of assets and liabilities.

Concentration Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its schedule of investments.

When a fund concentrates its investments in issuers located in a single country or a limited number of countries, it assumes the risk that economic, regulatory, political and social conditions in that country or those countries may have a significant impact on the fund and could affect the income from, or the value or liquidity of, the fund’s portfolio.

When a fund concentrates its investments in securities within a single or limited number of market sectors, it assumes the risk that economic, regulatory, political and social conditions affecting such sectors may have a significant impact on the fund and could affect the income from, or the value or liquidity of, the fund’s portfolio.

10.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.

Transactions in capital shares were as follows:

	Six Months Ended		Year Ended
	02/29/20		08/31/19
iShares ETF	Shares	Amount	Shares	Amount
MSCI Austria
Shares sold	1,100,000	$22,873,476	1,000,000	$21,691,523
Shares redeemed	(150,000)	(3,068,859)	(4,500,000)	(91,942,619)
Net increase(decrease)	950,000	$19,804,617	(3,500,000)	$(70,251,096)
MSCI Belgium
Shares sold	160,000	$2,968,551	560,000	$9,945,400
Shares redeemed	(720,000)	(13,833,523)	(1,040,000)	(19,061,999)
Net decrease	(560,000)	$(10,864,972)	(480,000)	$(9,116,599)

N o t e s t o F i n a n c i a l S t a t e m e n t s	43

Notes to Financial Statements (unaudited) (continued)

	Six Months Ended		Year Ended
	02/29/20		08/31/19
iShares ETF	Shares	Amount	Shares	Amount
MSCI France
Shares sold	6,800,000	$212,092,787	19,200,000	$569,122,479
Shares redeemed	(16,600,000)	(518,805,478)	(11,000,000)	(317,585,883)
Net increase(decrease)	(9,800,000)	$(306,712,691)	8,200,000	$251,536,596
MSCI Netherlands
Shares sold	3,150,000	$102,537,915	4,050,000	$117,319,587
Shares redeemed	(500,000)	(16,939,745)	(3,850,000)	(116,001,038)
Net increase	2,650,000	$85,598,170	200,000	$1,318,549
MSCI Sweden
Shares sold	600,000	$19,956,541	2,400,000	$71,346,070
Shares redeemed	(450,000)	(13,251,088)	(2,925,000)	(86,311,765)
Net increase(decrease)	150,000	$6,705,453	(525,000)	$(14,965,695)

The consideration for the purchase of Creation Units of a fund in the Company generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Company may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Company's administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the statement of assets and liabilities.

11.	FOREIGN WITHHOLDING TAX CLAIMS

The iShares MSCI Sweden ETF has filed claims to recover taxes withheld by Sweden on dividend income based upon certain provisions in the Treaty on the Functioning of the European Union. The Fund has recorded receivables for all recoverable taxes withheld by Sweden based upon previous determinations made by the Swedish tax authorities. Professional and other fees associated with the filing of these claims for foreign withholding taxes have been approved by the Board as appropriate expenses of the Fund. Swedish tax claim receivables and related liabilities are disclosed in the statement of assets and liabilities. Collection of these receivables, and any payment of associated liabilities, depends upon future determinations made by the Swedish tax authorities, the outcome of which is uncertain. If such future determinations are unfavorable, the potential negative impact to the Fund, as of February 29, 2020, is $6,419,847 or $0.86 per share.

The Fund, under the approval of the Board, is seeking a closing agreement with the Internal Revenue Service (“IRS”) to address any prior years’ U.S. income tax liabilities attributable to Fund shareholders resulting from the recovery of foreign taxes. The closing agreement would result in the Fund paying a compliance fee to the IRS, on behalf of its shareholders, representing the estimated tax savings generated from foreign tax credits claimed by Fund shareholders on their tax returns in prior years. The Fund has accrued a liability for the estimated IRS compliance fee related to foreign withholding tax claims, which is disclosed in the statement of assets and liabilities. The actual IRS compliance fee may differ from the estimate and that difference may be material.

12.	LEGAL PROCEEDINGS

On June 16, 2016, investors in certain iShares funds (iShares Core S&P Small-Cap ETF, iShares Russell 1000 Growth ETF, iShares Core S&P 500 ETF, iShares Russell Mid-Cap Growth ETF, iShares Russell Mid-Cap ETF, iShares Russell Mid-Cap Value ETF, iShares Select Dividend ETF, iShares Morningstar Mid-Cap ETF, iShares Morningstar Large-Cap ETF, iShares U.S. Aerospace & Defense ETF and iShares Preferred and Income Securities ETF) filed a class action lawsuit against iShares Trust, BlackRock, Inc. and certain of its advisory affiliates, and certain directors/trustees and officers of the Funds (collectively, “Defendants”) in California State Court. The lawsuit alleges the Defendants violated federal securities laws by failing to adequately disclose in the prospectuses issued by the funds noted above the risks of using stop-loss orders in the event of a ‘flash crash’, such as the one that occurred on May 6, 2010. On September 18, 2017, the court issued a Statement of Decision holding that the Plaintiffs lack standing to assert their claims. On October 11, 2017, the court entered final judgment dismissing all of the Plaintiffs’ claims with prejudice. In an opinion dated January 23, 2020, the California Court of Appeal affirmed the dismissal of Plaintiffs’ claims. On March 3, 2020, plaintiffs filed a petition for review by the California Supreme Court.

13.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

44	2 0 2 0 i S h a r e s S e m i - A n n u a l R e p o r t t o S h a r e h o l d e r s

Statement Regarding Liquidity Risk Management Program

The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.

The Board of Directors (the “Board”) of iShares MSCI Austria ETF, iShares MSCI Belgium ETF, iShares MSCI France ETF, iShares MSCI Netherlands ETF and iShares MSCI Sweden ETF met on December 3, 2019 (the “Meeting”) to review the liquidity risk management program (the “Program”) applicable to the iShares Funds (each, a “Fund”) pursuant to the Liquidity Rule. The Board has appointed BlackRock Fund Advisors (“BlackRock”), the investment adviser to the Funds, as the program administrator for each Fund’s Program, as applicable. BlackRock has delegated oversight of the Program to the 40 Act Liquidity Risk Management Committee (the “Committee”). At the Meeting, the Committee, on behalf of BlackRock, provided the Board with a report that addressed the operation of the Program and assessed its adequacy and effectiveness of implementation, including the operation of each Fund’s Highly Liquid Investment Minimum (“HLIM”) where applicable, and any material changes to the Program (the “Report”). The Report covered the period from December 1, 2018 through September 30, 2019 (the “Program Reporting Period”).

The Report described the Program’s liquidity classification methodology for categorizing a Fund’s investments (including derivative transactions) into one of four liquidity buckets. It also described BlackRock’s methodology in establishing a Fund’s HLIM and noted that the Committee reviews and ratifies the HLIM assigned to each Fund no less frequently than annually.

The Report noted that the Program complied with the key factors for consideration under the Liquidity Rule for assessing, managing and periodically reviewing a Fund’s liquidity risk, as follows:

a)	The Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions. During the Program Reporting Period, the Committee reviewed whether each Fund’s investment strategy is appropriate for an open-end fund structure with a focus on Funds with more significant and consistent holdings of less liquid and illiquid assets. The Committee also factored a Fund’s concentration in an issuer into the liquidity classification methodology by taking issuer position sizes into account. A factor for consideration under the Liquidity Rule is a Fund’s use of borrowings for investment purposes. However, the Funds do not borrow for investment purposes. Derivative exposure was considered in the calculation of liquidity classification.

b)	Short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions. During the Program Reporting Period, the Committee reviewed historical redemption activity and used this information as a component to establish each ETF’s reasonably anticipated trading size. The Committee may also take into consideration a Fund’s shareholder ownership concentration (which, depending on product type and distribution channel, may or may not be available), a Fund’s distribution channels, and the degree of certainty associated with a Fund’s short-term and long-term cash flow projections.

c)	Holdings of cash and cash equivalents, as well as borrowing arrangements. The Committee considered that ETFs generally do not hold more than de minimus amounts of cash. Funds may borrow for temporary or emergency purposes, including to meet payments due from redemptions or to facilitate the settlement of securities or other transactions.

d)	The relationship between an ETF’s portfolio liquidity and the way in which, and the prices and spreads at which, ETF shares trade, including the efficiency of the arbitrage function and the level of active participation by market participants, including authorized participants. The Committee monitored the prevailing bid/ask spread and the ETF price premium (or discount) to NAV for all ETFs and reviewed any persistent deviations from long-term averages.

e)	The effect of the composition of baskets on the overall liquidity of an ETF’s portfolio. In reviewing the linkage between the composition of baskets accepted by an ETF and any significant change in the liquidity profile of such ETF, the Committee reviewed changes in the proportion of each ETF’s portfolio comprised of less liquid and illiquid holdings to determine if applicable thresholds were met requiring enhanced review.

There were no material changes to the Program during the Program Reporting Period. The Report provided to the Board stated that the Committee concluded that based on the operation of the functions, as described in the Report, the Program is operating as intended and is effective in implementing the requirements of the Liquidity Rule.

S t a t e m e n t R e g a r d i n g L i q u i d i t y R i s k M a n a g e m e n t P r o g r a m	45

Supplemental Information (unaudited)

Section 19(a) Notices

The amounts and sources of distributions reported are estimates and are being provided pursuant to regulatory requirements and are not being provided for tax reporting purposes. The actual amounts and sources for tax reporting purposes will depend upon each fund's investment experience during the year and may be subject to changes based on tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report these distributions for federal income tax purposes.

	Total Cumulative Distributions				% Breakdown of the Total Cumulative
	for the Fiscal Year-to-Date				Distributions for the Fiscal Year-to-Date
	Net				Net
	Investment	Net Realized	Return of	Total Per	Investment	Net Realized	Return of	Total Per
iShares ETF	Income	Capital Gains	Capital	Share	Income	Capital Gains	Capital	Share
MSCI Austria(a)	$0.100659	$—	$0.015486	$0.116145	87%	—%	13%	100%
MSCI Belgium(a)	0.145472	—	0.060283	0.205755	71	—	29	100
MSCI Sweden(a)	0.303324	—	0.112344	0.415668	73	—	27	100

(a)	The Fund estimates that it has distributed more than its net investment income and net realized capital gains; therefore, a portion of the distribution may be a return of capital. A return of capital may occur, for example, when some or all of the shareholder's investment in the Fund is returned to the shareholder. A return of capital does not necessarily reflect the Fund's investment performance and should not be confused with "yield" or "income". When distributions exceed total return performance, the difference will incrementally reduce the Fund's net asset value per share.

46	2 0 2 0 i S h a r e s S e m i - A n n u a l R e p o r t t o S h a r e h o l d e r s

General Information

Electronic Delivery

Shareholders can sign up for email notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.

To enroll in electronic delivery:

●	Go to icsdelivery.com.

●	If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Availability of Quarterly Schedule of Investments

The iShares Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT, and for reporting periods ended prior to March 31, 2019, filed such information on Form N-Q. The iShares Funds' Forms N-Q are available on the SEC’s website at sec.gov. The iShares Funds also disclose their complete schedule of portfolio holdings on a daily basis on the iShares website at iShares.com.

Availability of Proxy Voting Policies and Proxy Voting Records

A description of the policies and procedures that the iShares Funds use to determine how to vote proxies relating to portfolio securities and information about how the iShares Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request (1) by calling toll-free 1-800-474-2737; (2) on the iShares website at iShares.com; and (3) on the SEC website at sec.gov.

G e n e r a l I n f o r m a t i o n	47

Glossary of Terms Used in this Report

Portfolio Abbreviations - Equity

SDR	Swedish Depositary Receipt

Counterparty Abbreviations

SCB	Standard Chartered Bank

Currency Abbreviations

EUR	Euro

SEK	Swedish Krona

USD	United States Dollar

48	2 0 2 0 i S h a r e s S e m i - A n n u a l R e p o r t t o S h a r e h o l d e r s

Want to know more?

iShares.com | 1-800-474-2737

This report is intended for the Funds' shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by MSCI Inc., nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.

©2020 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

iS-SAR-802-0220

FEBRUARY 29, 2020

2020 Semi-Annual Report (Unaudited)

iShares, Inc.

•	iShares MSCI Eurozone ETF | EZU | Cboe BZX
•	iShares MSCI Germany ETF | EWG | NYSE Arca
•	iShares MSCI Italy ETF | EWI | NYSE Arca
•	iShares MSCI Spain ETF | EWP | NYSE Arca
•	iShares MSCI Switzerland ETF | EWL | NYSE Arca

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of each Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

You may elect to receive all future reports in paper free of charge. If you hold accounts through a financial intermediary, you can follow the instructions included with this disclosure, if applicable, or contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. Please note that not all financial intermediaries may offer this service. Your election to receive reports in paper will apply to all funds held with your financial intermediary.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive electronic delivery of shareholder reports and other communications by contacting your financial intermediary. Please note that not all financial intermediaries may offer this service.

Fund Summary as of February 29, 2020	iShares® MSCI Eurozone ETF

Investment Objective

The iShares MSCI Eurozone ETF (the “Fund”) seeks to track the investment results of an index composed of large- and mid-capitalization equities from developed market countries that use the euro as their official currency, as represented by the MSCI EMU Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns
	6 Months	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years
Fund NAV	(1.85)%	(0.94)%	1.56%	3.84%	(0.94)%	8.05%	45.73%
Fund Market	(0.76)	0.34	1.87	3.99	0.34	9.68	47.89
Index	(1.65)	(0.86)	1.67	3.93	(0.86)	8.62	47.09

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 8 for more information.

Expense Example

Actual				Hypothetical 5% Return
Beginning	Ending	Expenses		Beginning	Ending	Expenses		Annualized
Account Value	Account Value	Paid During		Account Value	Account Value	Paid During		Expense
(09/01/19)	(02/29/20)	the Period	(a)	(09/01/19)	(02/29/20)	the Period	(a)	Ratio
$1,000.00	$981.50	$2.46		$1,000.00	$1,022.40	$2.51		0.50%

(a)	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 8 for more information.

Portfolio Information

ALLOCATION BY SECTOR
Sector	Percent of Total Investments	(a)
Financials	16.4%
Industrials	14.5
Consumer Discretionary	14.1
Information Technology	11.0
Consumer Staples	9.9
Health Care	8.2
Utilities	7.6
Materials	6.8
Communication Services	4.9
Energy	4.4
Real Estate	2.2
TEN LARGEST GEOGRAPHIC ALLOCATION
Country/Geographic Region	Percent of Total Investments	(a)
France	35.1%
Germany	26.8
Netherlands	12.7
Spain	8.9
Italy	7.0
Finland	3.1
Belgium	2.8
Ireland	1.8
Austria	0.7
United Kingdom	0.6

(a)	Excludes money market funds.

F u n d S u m m a r y	3

Fund Summary as of February 29, 2020	iShares® MSCI Germany ETF

Investment Objective

The iShares MSCI Germany ETF (the “Fund”) seeks to track the investment results of an index composed of German equities, as represented by the MSCI Germany Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns
	6 Months	1 Year 5	Years	10 Years	1 Year 5	Years	10 Years
Fund NAV	(1.14)%	(2.23)%	(0.45)%	4.88%	(2.23)%	(2.22)%	61.04%
Fund Market	(0.11)	(1.29)	(0.21)	5.01	(1.29)	(1.07)	63.00
Index	(0.95)	(2.05)	(0.28)	5.02	(2.05)	(1.39)	63.28

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 8 for more information.

Expense Example

Actual				Hypothetical 5% Return
Beginning	Ending	Expenses		Beginning	Ending	Expenses		Annualized
Account Value	Account Value	Paid During		Account Value	Account Value	Paid During		Expense
(09/01/19)	(02/29/20)	the Period	(a)	(09/01/19)	(02/29/20)	the Period	(a)	Ratio
$1,000.00	$988.60	$2.47		$1,000.00	$1,022.40	$2.51		0.50%

(a)	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 8 for more information.

Portfolio Information

ALLOCATION BY SECTOR
Sector	Percent of Total Investments	(a)
Consumer Discretionary	16.7%
Financials	16.7
Information Technology	14.2
Health Care	13.1
Industrials	13.0
Materials	8.6
Communication Services	5.2
Real Estate.	4.6
Utilities	4.6
Consumer Staples	3.3
TEN LARGEST HOLDINGS
Security	Percent of Total Investments	(a)
SAP SE	10.6%
Allianz SE	7.9
Siemens AG	6.9
Bayer AG	6.2
Deutsche Telekom AG	4.8
BASF SE.	4.7
adidas AG	4.4
Daimler AG	3.3
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	3.2
Volkswagen AG	2.7

(a)	Excludes money market funds.

4	2 0 2 0 i S h a r e s S e m i - A n n u a l R e p o r t t o S h a r e h o l d e r s

Fund Summary as of February 29, 2020	iShares® MSCI Italy ETF

Investment Objective

The iShares MSCI Italy ETF (the “Fund”) seeks to track the investment results of an index composed of Italian equities, as represented by the MSCI Italy 25/50 Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns
	6 Months	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years
Fund NAV	0.96%	3.09%	1.15%	0.62%	3.09%	5.89%	6.35%
Fund Market	2.04	4.66	1.49	0.77	4.66	7.69	8.01
Index	1.00	3.17	1.26	0.72	3.17	6.46	7.40

Index performance through February 11, 2013 reflects the performance of the MSCI Italy Index. Index performance beginning on February 12, 2013 reflects the performance of the MSCI Italy 25/50 Index.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 8 for more information.

Expense Example

Actual				Hypothetical 5% Return
Beginning	Ending	Expenses		Beginning	Ending	Expenses		Annualized
Account Value	Account Value	Paid During		Account Value	Account Value	Paid During		Expense
(09/01/19)	(02/29/20)	the Period	(a)	(09/01/19)	(02/29/20)	the Period	(a)	Ratio
$1,000.00	$1,009.60	$2.50		$1,000.00	$1,022.40	$2.51		0.50%

(a)	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 8 for more information.

Portfolio Information

ALLOCATION BY SECTOR

Sector	Percent of Total Investments	(a)
Financials	30.3%
Utilities	27.0
Consumer Discretionary	13.2
Industrials	11.3
Energy	10.2
Communication Services.	3.9
Consumer Staples	2.1
Health Care	2.0
TEN LARGEST HOLDINGS
Security	Percent of Total Investments	(a)
Enel SpA.	19.8%
Intesa Sanpaolo SpA	9.9
Eni SpA	8.3
UniCredit SpA	6.6
Fiat Chrysler Automobiles NV	4.8
Assicurazioni Generali SpA	4.5
Ferrari NV	4.4
Atlantia SpA	3.9
Snam SpA	3.7
CNH Industrial NV	3.5

(a)	Excludes money market funds.

F u n d S u m m a r y	5

Fund Summary as of February 29, 2020	iShares® MSCI Spain ETF

Investment Objective

The iShares MSCI Spain ETF (the “Fund”) seeks to track the investment results of an index composed of Spanish equities, as represented by the MSCI Spain 25/50 Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns
	6 Months	1 Year 5	Years	10 Years	1 Year	5 Years		10 Years
Fund NAV	(0.33)%	(7.43)%	(2.38)%	0.10%	(7.43)%	(11.3	2)%	1.02%
Fund Market	0.90	(6.03)	(2.08)	0.24	(6.03)	(9.97)		2.42
Index	(0.05)	(7.14)	(2.00)	0.04	(7.14)	(9.62)		0.40

Index performance through February 11, 2013 reflects the performance of the MSCI Spain Index. Index performance beginning on February 12, 2013 reflects the performance of the MSCI Spain 25/50 Index.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 8 for more information.

Expense Example

Actual				Hypothetical 5% Return
Beginning	Ending	Expenses		Beginning	Ending	Expenses		Annualized
Account Value	Account Value	Paid During		Account Value	Account Value	Paid During		Expense
(09/01/19)	(02/29/20)	the Period	(a)	(09/01/19)	(02/29/20)	the Period	(a)	Ratio
$1,000.00	$996.70	$2.48		$1,000.00	$1,022.40	$2.51		0.50%

(a)	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 8 for more information.

Portfolio Information

ALLOCATION BY SECTOR
Sector	Percent of Total Investments	(a)
Financials	31.6%
Utilities	27.9
Industrials	13.0
Communication Services.	8.5
Consumer Discretionary	6.8
Information Technology	4.5
Energy	4.3
Health Care	3.4
TEN LARGEST HOLDINGS
Security	Percent of Total Investments	(a)
Iberdrola SA	17.0%
Banco Santander SA	14.7
Banco Bilbao Vizcaya Argentaria SA	7.0
Industria de Diseno Textil SA	6.8
Amadeus IT Group SA	4.5
Ferrovial SA	4.5
Repsol SA	4.3
Telefonica SA	4.3
Cellnex Telecom SA	4.2
Aena SME SA	3.7

(a) Excludes money market funds.

6	2 0 2 0 i S h a r e s S e m i - A n n u a l R e p o r t t o S h a r e h o l d e r s

Fund Summary as of February 29, 2020	iShares® MSCI Switzerland ETF

Investment Objective

The iShares MSCI Switzerland ETF (the “Fund”) seeks to track the investment results of an index composed of Swiss equities, as represented by the MSCI Switzerland 25/50 Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns
	6 Months	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years
Fund NAV	0.64%	10.47%	4.72%	7.96%	10.47%	25.94%	115.11%
Fund Market	1.31	11.97	5.05	8.08	11.97	27.93	117.46
Index	0.85	10.62	4.88	7.96	10.62	26.92	115.00

Index performance through February 11, 2013 reflects the performance of the MSCI Switzerland Index. Index performance beginning on February 12, 2013 reflects the performance of the MSCI Switzerland 25/50 Index.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 8 for more information.

Expense Example

Actual				Hypothetical 5% Return
Beginning	Ending	Expenses		Beginning	Ending	Expenses		Annualized
Account Value	Account Value	Paid During		Account Value	Account Value	Paid During		Expense
(09/01/19)	(02/29/20)	the Period	(a)	(09/01/19)	(02/29/20)	the Period	(a)	Ratio
$1,000.00	$1,006.40	$2.49		$1,000.00	$1,022.40	$2.51		0.50%

(a)	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 8 for more information.

Portfolio Information

ALLOCATION BY SECTOR
Sector	Percent of Total Investments	(a)
Health Care	33.1%
Consumer Staples	23.0
Financials	18.0
Industrials	9.9
Materials	7.9
Consumer Discretionary	4.7
Communication Services	1.4
Real Estate.	1.0
Information Technology	1.0
TEN LARGEST HOLDINGS
Security	Percent of Total Investments	(a)
Nestle SA	20.4%
Roche Holding AG	14.1
Novartis AG	11.0
Zurich Insurance Group AG	4.3
UBS Group AG	3.5
ABB Ltd.	3.3
Cie. Financiere Richemont SA	3.0
Lonza Group AG	2.6
Givaudan SA	2.5
Credit Suisse Group AG	2.5

(a)	Excludes money market funds.

F u n d S u m m a r y	7

About Fund Performance

Past performance is no guarantee of future results. Financial markets have experienced extreme volatility and trading in many instruments has been disrupted. These circumstances may continue for an extended period of time, and may continue to affect adversely the value and liquidity of the fund’s investments. As a result, current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at iShares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest ask on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

As a shareholder of your Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The expense example, which is based on an investment of $1,000 invested at the beginning of the period (or from the commencement of operations if less than 6 months) and held through the end of the period, is intended to help you understand your ongoing costs (in dollars and cents) of investing in your Fund and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses – The table provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. To estimate the expenses that you paid on your account over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period.”

Hypothetical Example for Comparison Purposes – The table also provides information about hypothetical account values and hypothetical expenses based on your Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

8	2 0 2 0 i S h a r e s S e m i - A n n u a l R e p o r t t o S h a r e h o l d e r s

Schedule of Investments (unaudited)	iShares® MSCI Eurozone ETF
February 29, 2020	(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Austria — 0.6%
ANDRITZ AG	86,126	$3,019,794
Erste Group Bank AG	353,149	12,037,046
OMV AG	174,021	7,235,153
Raiffeisen Bank International AG	175,839	3,607,081
Verbund AG	80,534	3,793,274
voestalpine AG	137,762	2,993,201
		32,685,549
Belgium — 2.8%
Ageas	211,171	9,714,515
Anheuser-Busch InBev SA/NV	897,625	50,019,570
Colruyt SA	65,322	3,000,707
Galapagos NV(a)	53,360	10,978,266
Groupe Bruxelles Lambert SA	95,093	8,552,765
KBC Group NV	294,570	19,420,690
Proximus SADP	177,100	4,349,812
Solvay SA	87,594	7,897,541
Telenet Group Holding NV	55,871	2,118,544
UCB SA	148,680	13,646,810
Umicore SA	232,486	9,645,482
		139,344,702
Finland — 3.1%
Elisa OYJ	167,459	9,554,118
Fortum OYJ	525,080	11,120,202
Kone OYJ, Class B	400,549	22,439,128
Metso OYJ	123,436	3,961,888
Neste OYJ	497,884	19,502,472
Nokia OYJ	6,640,310	25,127,989
Nokian Renkaat OYJ	147,865	3,829,917
Orion OYJ, Class B	123,220	4,865,867
Sampo OYJ, Class A	522,144	21,152,483
Stora Enso OYJ, Class R	686,505	8,076,317
UPM-Kymmene OYJ	629,660	19,179,449
Wartsila OYJ Abp	520,217	5,373,748
		154,183,578
France — 34.9%
Accor SA	207,980	7,463,643
Aeroports de Paris	34,802	5,114,939
Air Liquide SA	556,593	75,139,755
Airbus SE	687,601	81,647,398
Alstom SA	225,572	11,023,709
Amundi SA(b)	71,968	5,110,791
Arkema SA	81,127	7,580,030
Atos SE	116,033	8,577,816
AXA SA	2,275,690	52,381,861
BioMerieux	48,694	4,458,217
BNP Paribas SA	1,325,145	63,733,667
Bollore SA	1,035,675	3,531,225
Bouygues SA	262,798	10,242,025
Bureau Veritas SA	341,179	8,263,633
Capgemini SE	187,243	20,407,273
Carrefour SA	711,444	12,226,339
Casino Guichard Perrachon SA(c)	64,647	2,498,894
Cie. de Saint-Gobain	579,592	20,118,223
Cie. Generale des Etablissements Michelin SCA	201,247	21,274,785
CNP Assurances	203,171	3,157,900
Covivio	56,751	5,984,459
Credit Agricole SA	1,363,106	16,185,849
Danone SA	727,258	50,903,123
Security	Shares	Value
France (continued)
Dassault Aviation SA	2,942	$3,034,509
Dassault Systemes SE	154,621	24,117,760
Edenred	283,099	14,668,455
Eiffage SA	92,549	9,802,097
Electricite de France SA	717,514	9,922,846
Engie SA	2,154,809	35,575,246
EssilorLuxottica SA	333,784	45,133,989
Eurazeo SE	46,494	3,094,922
Eurofins Scientific SE(c)	13,597	6,792,720
Eutelsat Communications SA	206,508	2,776,505
Faurecia SE	89,301	4,010,028
Gecina SA	53,830	9,502,118
Getlink SE.	517,556	8,288,864
Hermes International	37,314	25,822,157
ICADE	35,423	3,511,662
Iliad SA	17,573	2,437,976
Ingenico Group SA	71,516	10,051,333
Ipsen SA	44,824	2,885,283
JCDecaux SA	100,896	2,305,247
Kering SA	89,241	49,581,928
Klepierre SA	233,682	6,935,707
Legrand SA	314,474	23,841,845
L’Oreal SA	296,010	78,361,651
LVMH Moet Hennessy Louis Vuitton SE.	327,541	133,427,119
Natixis SA	1,120,537	4,513,540
Orange SA	2,353,579	31,514,661
Pernod Ricard SA	249,973	40,198,915
Peugeot SA	690,894	13,284,759
Publicis Groupe SA	250,012	9,606,403
Remy Cointreau SA	26,917	2,697,986
Renault SA	227,349	6,616,634
Safran SA	385,599	52,563,931
Sanofi	1,327,722	122,406,514
Sartorius Stedim Biotech	32,364	6,103,974
Schneider Electric SE	651,358	64,751,299
SCOR SE	187,559	6,695,784
SEB SA	26,911	3,523,597
SES SA	433,477	4,942,465
Societe Generale SA	953,455	26,800,978
Sodexo SA(c)	104,459	9,952,804
STMicroelectronics NV	804,268	21,564,963
Suez	400,291	6,278,909
Teleperformance	69,292	16,729,807
Thales SA	126,029	12,570,035
TOTAL SA	2,827,831	119,217,106
Ubisoft Entertainment SA(a).	106,586	7,888,807
Unibail-Rodamco-Westfield.	162,865	19,499,991
Valeo SA	283,540	7,094,932
Veolia Environnement SA	632,411	18,012,836
Vinci SA	606,391	60,600,866
Vivendi SA	976,710	24,697,393
Wendel SA	32,049	3,897,106
Worldline SA(a)(b).	150,747	11,400,733
		1,748,535,249
Germany — 25.1%
adidas AG	212,529	58,491,500
Allianz SE, Registered	491,730	105,219,398
Aroundtown SA	1,436,612	12,352,944
BASF SE	1,083,540	63,176,566
Bayer AG, Registered	1,157,983	82,946,208

S c h e d u l e o f I n v e s t m e n t s	9

Schedule of Investments (unaudited) (continued)	iShares® MSCI Eurozone ETF
February 29, 2020	(Percentages shown are based on Net Assets)

Security	Shares	Value
Germany (continued)
Bayerische Motoren Werke AG	390,613	$25,285,019
Beiersdorf AG	119,226	12,428,461
Brenntag AG	181,946	8,076,283
Carl Zeiss Meditec AG, Bearer	47,859	4,981,074
Commerzbank AG	1,175,956	6,731,197
Continental AG	130,111	14,523,569
Covestro AG(b)	204,738	7,756,607
Daimler AG, Registered	1,070,648	44,149,027
Delivery Hero SE(a)(b)	133,895	10,001,230
Deutsche Bank AG, Registered	2,310,141	19,993,542
Deutsche Boerse AG	223,597	34,888,907
Deutsche Lufthansa AG, Registered	282,376	3,625,955
Deutsche Post AG, Registered	1,167,076	34,767,141
Deutsche Telekom AG, Registered	3,925,947	63,634,587
Deutsche Wohnen SE	422,019	16,901,639
E.ON SE	2,648,647	30,345,098
Evonik Industries AG	247,182	6,084,696
Fraport AG Frankfurt Airport Services Worldwide	48,943	3,061,175
Fresenius Medical Care AG & Co. KGaA	251,323	19,136,872
Fresenius SE & Co. KGaA	493,036	22,970,913
GEA Group AG	179,743	4,726,681
Hannover Rueck SE	71,340	12,616,507
HeidelbergCement AG	175,682	10,389,926
Henkel AG & Co. KGaA	121,860	10,286,916
HOCHTIEF AG	29,494	2,881,773
Infineon Technologies AG	1,475,014	30,450,577
KION Group AG	77,203	4,087,534
Knorr-Bremse AG	57,520	5,812,188
LANXESS AG	98,502	5,118,918
Merck KGaA	152,118	18,221,597
METRO AG	212,984	2,452,989
MTU Aero Engines AG	61,398	14,884,584
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Registered	170,255	43,144,717
Puma SE	97,306	7,396,493
QIAGEN NV(a)	268,460	9,790,341
RWE AG	688,486	23,565,286
SAP SE	1,157,976	141,901,903
Siemens AG, Registered	901,353	92,276,471
Siemens Healthineers AG(b)	176,057	7,088,701
Symrise AG	152,181	14,733,761
Telefonica Deutschland Holding AG	1,052,589	2,729,826
thyssenkrupp AG(a)(c)	474,523	4,535,827
Uniper SE	236,443	6,944,932
United Internet AG, Registered(d)	121,001	3,589,994
Volkswagen AG	38,403	6,424,587
Vonovia SE	607,848	32,436,401
Wirecard AG(c)	138,176	17,447,040
Zalando SE(a)(b)	163,575	7,102,707
		1,254,568,785
Ireland — 1.8%
AIB Group PLC	971,164	2,238,093
Bank of Ireland Group PLC	1,137,406	4,192,930
CRH PLC(a)	931,540	31,178,421
Flutter Entertainment PLC	93,244	9,830,640
Irish Bank Resolution Corp. Ltd.(a)(e)	446,666	5
Kerry Group PLC, Class A	187,041	23,627,339
Kingspan Group PLC	180,894	11,336,003
Security	Shares	Value
Ireland (continued)
Smurfit Kappa Group PLC.	265,647	$8,818,192
		91,221,623
Italy — 6.9%
Assicurazioni Generali SpA.	1,296,380	23,154,373
Atlantia SpA	584,595	12,448,042
CNH Industrial NV	1,195,280	10,963,173
Davide Campari-Milano SpA.	680,270	5,634,207
Enel SpA	9,582,999	79,748,324
Eni SpA	2,994,052	36,696,602
Ferrari NV	142,202	22,110,356
FinecoBank Banca Fineco SpA	725,940	7,570,597
Intesa Sanpaolo SpA	17,518,820	42,306,926
Leonardo SpA	480,806	4,878,968
Mediobanca Banca di Credito Finanziario SpA	735,950	6,620,829
Moncler SpA.	213,120	8,245,058
Pirelli & C SpA(b).	473,104	2,210,203
Poste Italiane SpA(b)	611,796	6,460,868
Prysmian SpA	285,437	6,703,446
Recordati SpA	123,849	5,262,100
Snam SpA.	2,399,960	11,786,608
Telecom Italia SpA/Milano(a)	10,788,723	5,926,620
Tenaris SA	553,700	4,967,872
Terna Rete Elettrica Nazionale SpA	1,664,108	10,949,354
UniCredit SpA	2,363,969	29,960,735
		344,605,261
Netherlands — 12.7%
ABN AMRO Bank NV, CVA(b)	500,301	6,836,470
Adyen NV(a)(b)	12,213	10,694,729
Aegon NV	2,098,347	7,078,435
AerCap Holdings NV(a)(c)	145,083	7,555,923
Akzo Nobel NV	238,425	18,895,930
Altice Europe NV(a)	727,976	3,872,681
ArcelorMittal SA	785,621	11,077,020
ASML Holding NV.	501,531	136,679,915
EXOR NV	127,636	8,984,126
Heineken Holding NV	136,289	11,946,587
Heineken NV	304,921	30,218,320
ING Groep NV	4,587,695	43,383,781
Just Eat Takeaway(a)(b)	135,484	11,801,613
Koninklijke Ahold Delhaize NV	1,297,426	30,184,828
Koninklijke DSM NV.	213,765	23,891,927
Koninklijke KPN NV	4,225,185	10,215,178
Koninklijke Philips NV	1,068,025	45,425,208
Koninklijke Vopak NV	83,496	3,957,552
NN Group NV.	364,461	12,346,549
NXP Semiconductors NV.	328,121	37,304,076
Prosus NV(a).	573,726	40,125,415
Randstad NV	139,837	7,174,838
Unilever NV	1,729,064	90,434,681
Wolters Kluwer NV	321,806	23,443,303
		633,529,085
Portugal — 0.5%
EDP - Energias de Portugal SA	3,019,558	13,997,033
Galp Energia SGPS SA	592,878	8,055,921
Jeronimo Martins SGPS SA	299,410	5,230,944
		27,283,898
Spain — 8.9%
ACS Actividades de Construccion y Servicios SA	296,535	8,745,817
Aena SME SA(b)	79,836	12,715,895

10	2 0 2 0 i S h a r e s S e m i - A n n u a l R e p o r t t o S h a r e h o l d e r s

Schedule of Investments (unaudited) (continued)	iShares® MSCI Eurozone ETF
February 29, 2020	(Percentages shown are based on Net Assets)

Security	Shares	Value
Spain (continued)
Amadeus IT Group SA	507,611	$35,406,655
Banco Bilbao Vizcaya Argentaria SA	7,847,054	37,361,629
Banco de Sabadell SA	6,629,896	5,761,999
Banco Santander SA	19,579,448	71,553,915
Bankia SA	1,422,678	2,234,718
Bankinter SA	798,965	4,686,506
CaixaBank SA	4,233,918	10,794,381
Cellnex Telecom SA(b)	294,767	14,204,523
Enagas SA	287,485	7,389,434
Endesa SA	375,576	9,583,567
Ferrovial SA	578,206	16,437,169
Grifols SA	351,958	11,211,636
Iberdrola SA	7,253,809	82,229,182
Industria de Diseno Textil SA	1,286,926	39,765,227
Mapfre SA	1,281,337	2,850,156
Naturgy Energy Group SA	348,398	8,048,132
Red Electrica Corp. SA	516,056	9,832,213
Repsol SA	1,669,412	18,576,040
Siemens Gamesa Renewable Energy SA	281,985	4,499,065
Telefonica SA	5,512,735	32,457,275
		446,345,134
United Kingdom — 0.6%
Coca-Cola European Partners PLC	272,916	13,907,799
Fiat Chrysler Automobiles NV	1,280,599	15,813,824
		29,721,623
Total Common Stocks — 97.9% (Cost: $6,044,549,851)		4,902,024,487

Preferred Stocks

Germany — 1.6%
Bayerische Motoren Werke AG, Preference
Shares, NVS	66,086	3,376,987
Fuchs Petrolub SE, Preference Shares, NVS	82,434	3,125,772
Henkel AG & Co. KGaA, Preference Shares, NVS	209,792	19,283,717
Porsche Automobil Holding SE, Preference Shares, NVS	179,670	11,107,333
Sartorius AG, Preference Shares, NVS	41,882	9,523,091
Volkswagen AG, Preference Shares, NVS	218,943	35,733,172
		82,150,072
Italy — 0.1%
Telecom Italia SpA/Milano, Preference Shares, NVS	7,020,666	3,885,229
Total Preferred Stocks — 1.7% (Cost: $127,959,469)		86,035,301
Security	Shares	Value
Rights
Spain — 0.0%
ACS Actividades de Construccion y Servicios SA, (Expires 03/03/20)(a)	311,704	$136,374
Total Rights — 0.0% (Cost: $151,473)		136,374

Short-Term Investments
Money Market Funds — 1.0%
BlackRock Cash Funds: Institutional, SL Agency Shares,1.74%(f)(g)(h)	46,783,147	46,815,895
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.52%(f)(g)	2,026,000	2,026,000
		48,841,895

Total Short-Term Investments — 1.0% (Cost: $48,827,828)		48,841,895
Total Investments in Securities — 100.6% (Cost: $6,221,488,621).		5,037,038,057
Other Assets, Less Liabilities — (0.6)%		(30,059,113)
Net Assets — 100.0%		$5,006,978,944

(a)	Non-income producing security.

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	All or a portion of this security is on loan.

(d)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.

(e)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

(f)	Affiliate of the Fund.

(g)	Annualized 7-day yield as of period-end.
(h)	All or a portion of this security was purchased with cash collateral received from loaned securities.

S c h e d u l e o f I n v e s t m e n t s	11

Schedule of Investments (unaudited) (continued)	iShares® MSCI Eurozone ETF
February 29, 2020

Affiliates

Investments in issuers considered to be affiliates of the Fund during the six months ended February 29, 2020, for purposes of Section 2(a)(3) of the 1940Act, were as follows:

Affiliated Issuer	Shares Held at 08/31/19	Net Activity	Shares Held at 02/29/20	Value at 02/29/20	Income		Net Realized Gain (Loss)(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	40,300,373	6,482,774	46,783,147	$46,815,895	$423,530	(b)	$9,081	$3,030
BlackRock Cash Funds: Treasury, SL Agency Shares	2,795,000	(769,000)	2,026,000	2,026,000	20,085		—	—
				$48,841,895	$443,615		$9,081	$3,030
(a)	Includes realized capital gain distributions from an affiliated fund, if any.

(b)	Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts Euro STOXX 50 Index	497	03/20/20	$18,092	$(1,814,750)

Derivative Financial Instruments Categorized by Risk Exposure

As of February 29, 2020, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

Equity Contracts
Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$1,814,750

(a)	Net cumulative appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the six months ended February 29, 2020, the effect of derivative financial instruments in the Statements of Operations was as follows:

Equity Contracts
Net Realized Gain (Loss) from:
Futures contracts	$2,466,209

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$(2,098,132)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$21,604,011

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

12	2 0 2 0 i S h a r e s S e m i - A n n u a l R e p o r t t o S h a r e h o l d e r s

Schedule of Investments (unaudited) (continued)	iShares® MSCI Eurozone ETF
February 29, 2020

Fair Value Measurements (continued)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of February 29, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$4,902,024,482	$—	$5	$4,902,024,487
Preferred Stocks	86,035,301	—	—	86,035,301
Rights	136,374	—	—	136,374
Money Market Funds	48,841,895	—	—	48,841,895
	$5,037,038,052	$—	$5	$5,037,038,057
Derivative financial instruments(a)
Liabilities
Futures Contracts	$(1,814,750)	$—	$—	$(1,814,750)

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

S c h e d u l e o f I n v e s t m e n t s	13

Schedule of Investments (unaudited)	iShares® MSCI Germany ETF
February 29, 2020	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 1.1%
MTU Aero Engines AG	91,897	$22,278,391

Air Freight & Logistics — 2.6%
Deutsche Post AG, Registered	1,743,245	51,931,189

Airlines — 0.3%
Deutsche Lufthansa AG, Registered	421,787	5,416,115

Auto Components — 1.1%
Continental AG	194,323	21,691,199

Automobiles — 5.6%
Bayerische Motoren Werke AG	583,479	37,769,551
Daimler AG, Registered	1,602,542	66,082,101
Volkswagen AG	57,417	9,605,513
		113,457,165

Banks — 0.5%
Commerzbank AG	1,773,958	10,154,173

Capital Markets — 4.1%
Deutsche Bank AG, Registered	3,468,468	30,018,497
Deutsche Boerse AG	334,824	52,244,187
		82,262,684

Chemicals — 7.2%
BASF SE	1,618,606	94,373,968
Covestro AG(a)	306,824	11,624,189
Evonik Industries AG	369,569	9,097,405
LANXESS AG	146,397	7,607,908
Symrise AG	227,106	21,987,802
		144,691,272

Construction & Engineering — 0.2%
HOCHTIEF AG	44,202	4,318,849

Construction Materials — 0.8%
HeidelbergCement AG	262,244	15,509,249

Diversified Telecommunication Services — 5.2%
Deutsche Telekom AG, Registered	5,873,699	95,205,160
Telefonica Deutschland Holding AG	1,563,738	4,055,460
United Internet AG, Registered(b)	180,820	5,364,771
		104,625,391

Food & Staples Retailing — 0.2%
METRO AG	321,825	3,706,537

Health Care Equipment & Supplies — 0.9%
Carl Zeiss Meditec AG, Bearer	71,413	7,432,530
Siemens Healthineers AG(a)	265,031	10,671,121
		18,103,651

Health Care Providers & Services — 3.1%
Fresenius Medical Care AG & Co. KGaA	375,426	28,586,636
Fresenius SE & Co. KGaA	736,341	34,306,674
		62,893,310

Household Products — 0.8%
Henkel AG & Co. KGaA	183,189	15,464,056

Independent Power and Renewable Electricity Producers — 0.5%
Uniper SE	355,783	10,450,252

Industrial Conglomerates — 6.9%
Siemens AG, Registered	1,348,137	138,016,209
Security	Shares	Value

Insurance — 12.0%
Allianz SE, Registered	735,216	$157,320,043
Hannover Rueck SE	106,254	18,791,061
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Registered	254,320	64,447,825
		240,558,929

Internet & Direct Marketing Retail — 1.3%
Delivery Hero SE(a)(c)	199,376	14,892,306
Zalando SE(a)(c)	243,812	10,586,735
		25,479,041

IT Services — 1.3%
Wirecard AG(d)	207,014	26,138,993

Life Sciences Tools & Services — 0.7%
QIAGEN NV(c)	399,974	14,586,463

Machinery — 1.1%
GEA Group AG	272,051	7,154,094
KION Group AG	115,396	6,109,672
Knorr-Bremse AG	85,850	8,674,832
		21,938,598

Metals & Mining — 0.3%
thyssenkrupp AG(c)(d)	716,024	6,844,265

Multi-Utilities — 4.0%
E.ON SE	3,956,519	45,329,165
RWE AG	1,029,183	35,226,558
		80,555,723

Personal Products — 0.9%
Beiersdorf AG	177,632	18,516,870

Pharmaceuticals — 7.5%
Bayer AG, Registered	1,731,401	124,020,083
Merck KGaA.	227,910	27,300,412
		151,320,495

Real Estate Management & Development — 4.6%
Aroundtown SA	2,146,257	18,454,943
Deutsche Wohnen SE.	633,906	25,387,602
Vonovia SE	907,846	48,445,099
		92,287,644

Semiconductors & Semiconductor Equipment — 2.3%
Infineon Technologies AG	2,203,262	45,484,719

Software — 10.5%
SAP SE	1,731,970	212,240,874

Textiles, Apparel & Luxury Goods — 4.9%
adidas AG	317,869	87,482,812
Puma SE	146,736	11,153,802
		98,636,614

Trading Companies & Distributors — 0.6%
Brenntag AG	272,728	12,105,946

Transportation Infrastructure — 0.2%
Fraport AG Frankfurt Airport Services Worldwide	74,125	4,636,202
Total Common Stocks — 93.3% (Cost: $2,483,449,433)		1,876,301,068

14	2 0 2 0 i S h a r e s S e m i - A n n u a l R e p o r t t o S h a r e h o l d e r s

Schedule of Investments (unaudited) (continued)	iShares® MSCI Germany ETF
February 29, 2020	(Percentages shown are based on Net Assets)

Security	Shares	Value

Preferred Stocks

Automobiles — 3.8%
Bayerische Motoren Werke AG, Preference Shares, NVS	99,332	$5,075,853
Porsche Automobil Holding SE, Preference Shares, NVS	269,839	16,681,648
Volkswagen AG, Preference Shares, NVS	327,045	53,376,246
		75,133,747

Chemicals — 0.2%
Fuchs Petrolub SE, Preference Shares, NVS	124,140	4,707,201

Health Care Equipment & Supplies — 0.7%
Sartorius AG, Preference Shares, NVS	62,993	14,323,290

Household Products — 1.4%
Henkel AG & Co. KGaA, Preference Shares, NVS	314,214	28,882,006

Total Preferred Stocks — 6.1% (Cost: $170,836,181)		123,046,244

Short-Term Investments
Money Market Funds — 1.8%
BlackRock Cash Funds: Institutional, SL Agency Shares, 1.74%(e)(f)(g)	35,141,393	35,165,992

Security	Shares	Value

Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.52%(e)(f)	1,300,000	$1,300,000
		36,465,992

Total Short-Term Investments — 1.8% (Cost: $36,454,211)		36,465,992

Total Investments in Securities — 101.2% (Cost: $2,690,739,825)		2,035,813,304

Other Assets, Less Liabilities — (1.2)%		(24,939,347)
Net Assets — 100.0%		$2,010,873,957

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.

(c)	Non-income producing security.

(d)	All or a portion of this security is on loan. (e) Affiliate of the Fund.

(f)	Annualized 7-day yield as of period-end.

(g)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the six months ended February 29, 2020, for purposes of Section 2(a)(3) of the 1940Act, were as follows:

Affiliated Issuer	Shares Held at 08/31/19	Net Activity	Shares Held at 02/29/20	Value at 02/29/20	Income		Net Realized Gain (Loss)(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	39,070,907	(3,929,514)	35,141,393	$35,165,992	$229,680	(b)	$180	$7,521
BlackRock Cash Funds: Treasury, SL Agency Shares	839,000	461,000	1,300,000	1,300,000	8,856		—	—
				$36,465,992	$238,536		$180	$7,521
(a)	Includes realized capital gain distributions from an affiliated fund, if any.

(b)	Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts DAX Index	34	03/20/20	$11,035	$(1,546,693)

S c h e d u l e o f I n v e s t m e n t s	15

Schedule of Investments (unaudited) (continued)	iShares® MSCI Germany ETF
February 29, 2020

Derivative Financial Instruments Categorized by Risk Exposure

As of February 29, 2020, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

Equity Contracts
Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$1,546,693

(a)	Net cumulative appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the six months ended February 29, 2020, the effect of derivative financial instruments in the Statements of Operations was as follows:

Equity Contracts
Net Realized Gain (Loss) from:
Futures contracts	$852,066
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$(1,378,783)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$11,958,493

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of February 29, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$1,876,301,068	$—	$—	$1,876,301,068
Preferred Stocks	123,046,244	—	—	123,046,244
Money Market Funds	36,465,992	—	—	36,465,992
	$2,035,813,304	$—	$—	$2,035,813,304
Derivative financial instruments(a)
Liabilities
Futures Contracts	$(1,546,693)	$—	$—	$(1,546,693)

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

16	2 0 2 0 i S h a r e s S e m i - A n n u a l R e p o r t t o S h a r e h o l d e r s

Schedule of Investments (unaudited)	iShares® MSCI Italy ETF
February 29, 2020	(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Aerospace & Defense — 1.5%
Leonardo SpA	449,570	$4,562,002

Auto Components — 1.2%
Pirelli & C SpA(a)	770,671	3,600,348

Automobiles — 9.2%
Ferrari NV	87,650	13,628,308
Fiat Chrysler Automobiles NV	1,183,805	14,618,537
		28,246,845
Banks — 20.6%
FinecoBank Banca Fineco SpA	533,238	5,560,969
Intesa Sanpaolo SpA	12,530,920	30,261,440
Mediobanca Banca di Credito Finanziario SpA	786,959	7,079,721
UniCredit SpA	1,602,297	20,307,371
		63,209,501
Beverages — 2.1%
Davide Campari-Milano SpA	762,298	6,313,589
Diversified Financial Services — 2.9%
EXOR NV	128,749	9,062,469

Diversified Telecommunication Services — 2.2%
Telecom Italia SpA/Milano(b)	12,263,718	6,736,885

Electric Utilities — 23.2%
Enel SpA	7,280,986	60,591,306
Terna Rete Elettrica Nazionale SpA	1,627,791	10,710,398
		71,301,704
Electrical Equipment — 2.4%
Prysmian SpA	308,565	7,246,604

Energy Equipment & Services — 1.9%
Tenaris SA	647,879	5,812,859

Gas Utilities — 3.7%
Snam SpA	2,321,345	11,400,516

Insurance — 6.8%
Assicurazioni Generali SpA	769,775	13,748,791
Poste Italiane SpA(a)	663,635	7,008,314
		20,757,105
Machinery — 3.5%
CNH Industrial NV	1,182,974	10,850,302

Security	Shares	Value
Oil, Gas & Consumable Fuels — 8.3%
Eni SpA	2,086,446	$25,572,528

Pharmaceuticals — 2.0%
Recordati SpA	144,397	6,135,144

Textiles, Apparel & Luxury Goods — 2.8%
Moncler SpA	222,196	8,596,185

Transportation Infrastructure — 3.9%
Atlantia SpA	557,200	11,864,708

Total Common Stocks — 98.2%
(Cost: $345,715,729)		301,269,294

Preferred Stocks

Diversified Telecommunication Services — 1.7%
Telecom Italia SpA/Milano, Preference Shares, NVS	9,324,750	5,160,307
Total Preferred Stocks — 1.7%
(Cost: $6,755,316)		5,160,307

Short-Term Investments

Money Market Funds — 0.1%
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.52%(c)(d)	175,000	175,000
Total Short-Term Investments — 0.1%
(Cost: $175,000)		175,000
Total Investments in Securities — 100.0%
(Cost: $352,646,045)		306,604,601
Other Assets, Less Liabilities — 0.0%		36,790
Net Assets — 100.0%		$306,641,391

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(b)	Non-income producing security.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the six months ended February 29, 2020, for purposes of Section 2(a)(3) of the 1940Act, were as follows:

								Change in
	Shares		Shares					Unrealized
	Held at		Held at	Value at			Net Realized	Appreciation
Affiliated Issuer	08/31/19	Net Activity	02/29/20	02/29/20	Income		Gain (Loss)(a)	(Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	—	—	—	$—	$23	(b)	$—	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	103,000	72,000	175,000	175,000	1,655		—	—
				$175,000	$1,678		$—	$—

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)	Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

S c h e d u l e o f I n v e s t m e n t s	17

Schedule of Investments (unaudited)(continued)	iShares® MSCI Italy ETF
February 29, 2020

Futures Contracts

				Value/
			Notional	Unrealized
	Number of	Expiration	Amount	Appreciation
Description	Contracts	Date	(000)	(Depreciation)
Long Contracts
FTSE/MIB Index	1	03/20/20	$121	$(10,823)

Derivative Financial Instruments Categorized by Risk Exposure

As of February 29, 2020, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

Equity
Contracts
Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$10,823

(a)	Net cumulative appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the six months ended February 29, 2020, the effect of derivative financial instruments in the Statements of Operations was as follows:

Equity
Contracts
Net Realized Gain (Loss) from:
Futures contracts	$71,447
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$(4,600)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$371,557

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of February 29, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$301,269,294	$—	$—	$301,269,294
Preferred Stocks	5,160,307	—	—	5,160,307
Money Market Funds	175,000	—	—	175,000
	$306,604,601	$—	$—	$306,604,601
Derivative financial instruments(a)
Liabilities
Futures Contracts	$(10,823)	$—	$—	$(10,823)

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

18	2 0 2 0 i S h a r e s S e m i - A n n u a l R e p o r t t o S h a r e h o l d e r s

Schedule of Investments (unaudited)	iShares® MSCI Spain ETF
February 29, 2020	(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Banks — 30.1%
Banco Bilbao Vizcaya Argentaria SA	13,197,113	$62,834,490
Banco de Sabadell SA	21,634,888	18,802,738
Banco Santander SA	35,719,787	130,539,461
Bankia SA	7,222,281	11,344,636
Bankinter SA	2,812,066	16,494,795
CaixaBank SA	11,134,474	28,387,360
		268,403,480
Biotechnology — 3.4%
Grifols SA	956,557	30,471,161
Construction & Engineering — 7.2%
ACS Actividades de Construccion y Servicios SA	832,755	24,560,754
Ferrovial SA	1,398,621	39,759,825
		64,320,579
Diversified Telecommunication Services — 8.5%
Cellnex Telecom SA(a)	780,834	37,627,598
Telefonica SA	6,445,383	37,948,418
		75,576,016
Electric Utilities — 22.9%
Endesa SA	1,079,639	27,549,132
Iberdrola SA	13,333,437	151,147,847
Red Electrica Corp. SA	1,331,194	25,362,719
		204,059,698
Electrical Equipment — 2.0%
Siemens Gamesa Renewable Energy SA	1,116,611	17,815,507

Gas Utilities — 5.0%
Enagas SA	806,507	20,730,232
Naturgy Energy Group SA	1,027,235	23,729,535
		44,459,767
Insurance — 1.5%
Mapfre SA	5,853,835	13,021,040

IT Services — 4.5%
Amadeus IT Group SA	577,020	40,248,041

Oil, Gas & Consumable Fuels — 4.3%
Repsol SA	3,422,379	38,081,821

Security	Shares	Value
Specialty Retail — 6.8%
Industria de Diseno Textil SA	1,973,805	$60,989,368

Transportation Infrastructure — 3.7%
Aena SME SA(a)	206,678	32,918,680

Total Common Stocks — 99.9%
(Cost: $1,195,512,922)		890,365,158

Rights

Construction & Engineering — 0.0%
ACS Actividades de Construccion y Servicios SA, (Expires 03/03/20)(b)	841,195	368,033
Total Rights — 0.0%
(Cost: $408,781)		368,033

Short-Term Investments

Money Market Funds — 0.1%
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.52%(c)(d)	387,000	387,000
Total Short-Term Investments — 0.1%
(Cost: $387,000)		387,000
Total Investments in Securities — 100.0%
(Cost: $1,196,308,703)		891,120,191
Other Assets, Less Liabilities — 0.0%		315,693
Net Assets — 100.0%		$891,435,884

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(b)	Non-income producing security.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the six months ended February 29, 2020, for purposes of Section 2(a)(3) of the 1940Act, were as follows:

								Change in
	Shares		Shares					Unrealized
	Held at		Held at	Value at			Net Realized	Appreciation
Affiliated Issuer	08/31/19	Net Activity	02/29/20	02/29/20	Income		Gain (Loss)(a)	(Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	—	—	—	$—	$1,533	(b)	$107	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	419,000	(32,000)	387,000	387,000	6,250		—	—
				$387,000	$7,783		$107	$—

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)	Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

S c h e d u l e o f I n v e s t m e n t s	19

Schedule of Investments (unaudited)(continued)	iShares® MSCI Spain ETF
February 29, 2020

Futures Contracts

				Value/
			Notional	Unrealized
	Number of	Expiration	Amount	Appreciation
Description	Contracts	Date	(000)	(Depreciation)
Long Contracts
IBEX 35 Index	5	03/20/20	$477	$(72,880)

Derivative Financial Instruments Categorized by Risk Exposure

As of February 29, 2020, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

Equity
Contracts
Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$72,880

(a)	Net cumulative appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the six months ended February 29, 2020, the effect of derivative financial instruments in the Statements of Operations was as follows:

Equity
Contracts
Net Realized Gain (Loss) from:
Futures contracts	$82,653
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$(96,766)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$1,159,585

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of February 29, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$890,365,158	$—	$—	$890,365,158
Rights	368,033	—	—	368,033
Money Market Funds	387,000	—	—	387,000
	$891,120,191	$—	$—	$891,120,191
Derivative financial instruments(a)
Liabilities
Futures Contracts	$(72,880)	$—	$—	$(72,880)

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

20	2 0 2 0 i S h a r e s S e m i - A n n u a l R e p o r t t o S h a r e h o l d e r s

Schedule of Investments (unaudited)	iShares® MSCI Switzerland ETF
February 29, 2020	(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Building Products — 1.7%
Geberit AG, Registered	35,437	$17,536,363

Capital Markets — 8.4%
Credit Suisse Group AG, Registered	2,263,346	25,276,895
Julius Baer Group Ltd.	240,675	9,997,977
Partners Group Holding AG	18,448	15,837,892
UBS Group AG, Registered	3,319,881	36,355,947
		87,468,711
Chemicals — 5.8%
Clariant AG, Registered	294,591	6,172,122
EMS-Chemie Holding AG, Registered	11,315	6,587,120
Givaudan SA, Registered	8,368	25,987,094
Sika AG, Registered	118,368	20,960,045
		59,706,381
Construction Materials — 2.0%
LafargeHolcim Ltd., Registered	455,667	21,047,442

Diversified Financial Services — 0.5%
Pargesa Holding SA, Bearer	68,640	5,002,895

Diversified Telecommunication Services — 1.3%
Swisscom AG, Registered	26,193	13,898,161

Electrical Equipment — 3.3%
ABB Ltd., Registered	1,603,101	34,465,139

Food Products — 22.8%
Barry Callebaut AG, Registered	3,809	7,803,344
Chocoladefabriken Lindt & Spruengli AG, Participation Certificates, NVS	1,226	9,537,455
Chocoladefabriken Lindt & Spruengli AG, Registered	117	10,117,155
Nestle SA, Registered	2,052,628	209,620,619
		237,078,573
Health Care Equipment & Supplies — 4.5%
Alcon Inc.(a)	380,286	23,164,071
Sonova Holding AG, Registered	56,289	13,363,513
Straumann Holding AG, Registered	11,350	10,564,957
		47,092,541
Insurance — 8.9%
Baloise Holding AG, Registered	55,664	8,907,850
Swiss Life Holding AG, Registered	32,547	14,747,780
Swiss Re AG	262,014	24,805,995
Zurich Insurance Group AG	115,472	44,246,671
		92,708,296
Life Sciences Tools & Services — 2.6%
Lonza Group AG, Registered	67,716	26,752,000

Machinery — 1.6%
Schindler Holding AG, Participation Certificates, NVS	45,343	10,048,116

Security	Shares	Value
Machinery (continued)
Schindler Holding AG, Registered	29,326	$6,277,542
		16,325,658
Marine — 0.9%
Kuehne + Nagel International AG, Registered	62,595	9,089,031
Pharmaceuticals — 25.8%
Novartis AG, Registered	1,350,011	113,320,310
Roche Holding AG, NVS	452,956	144,925,330
Vifor Pharma AG	53,911	8,950,356
		267,195,996
Professional Services — 2.4%
Adecco Group AG, Registered	177,108	9,401,115
SGS SA, Registered	6,085	15,074,983
		24,476,098
Real Estate Management & Development — 1.0%
Swiss Prime Site AG, Registered	87,368	10,470,260

Software — 1.0%
Temenos AG, Registered(a)	71,165	10,090,807

Specialty Retail — 0.5%
Dufry AG, Registered.	68,213	4,948,517

Textiles, Apparel & Luxury Goods — 4.2%
Cie. Financiere Richemont SA, Registered	459,062	31,016,741
Swatch Group AG (The), Bearer	35,490	8,135,990
Swatch Group AG (The), Registered	107,029	4,566,659
		43,719,390
Total Common Stocks — 99.2%
(Cost: $1,014,521,072)		1,029,072,259

Short-Term Investments

Money Market Funds — 0.0%
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.52%(b)(c)	526,000	526,000
Total Short-Term Investments — 0.0%
(Cost: $526,000)		526,000
Total Investments in Securities — 99.2%
(Cost: $1,015,047,072)		1,029,598,259
Other Assets, Less Liabilities — 0.8%		7,842,250
Net Assets — 100.0%		$1,037,440,509

(a)	Non-income producing security.
(b)	Affiliate of the Fund.
(c)	Annualized 7-day yield as of period-end.

S c h e d u l e o f I n v e s t m e n t s	21

Schedule of Investments (unaudited) (continued)	iShares® MSCI Switzerland ETF
February 29, 2020

Affiliates

Investments in issuers considered to be affiliates of the Fund during the six months ended February 29, 2020, for purposes of Section 2(a)(3) of the 1940Act, were as follows:

Change in
	Shares		Shares				Unrealized
	Held at		Held at	Value at		Net Realized	Appreciation
Affiliated Issuer	08/31/19	Net Activity	02/29/20	02/29/20	Income	Gain (Loss)(a)	(Depreciation)
BlackRock Cash Funds: Treasury, SL Agency Shares	516,000	10,000	526,000	$526,000	$4,293	$—	$—

(a)	Includes realized capital gain distributions from an affiliated fund, if any.

Futures Contracts

				Value/
			Notional	Unrealized
	Number of	Expiration	Amount	Appreciation
Description	Contracts	Date	(000)	(Depreciation)
Long Contracts
Euro STOXX 50 Index	170	03/20/20	$6,188	$(846,852)

Derivative Financial Instruments Categorized by Risk Exposure

As of February 29, 2020, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

Equity
Contracts
Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$846,852

(a)	Net cumulative appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the six months ended February 29, 2020, the effect of derivative financial instruments in the Statements of Operations was as follows:

Equity
Contracts
Net Realized Gain (Loss) from:
Futures contracts	$1,197,883
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$(1,019,745)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$8,946,256

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

22	2 0 2 0 i S h a r e s S e m i - A n n u a l R e p o r t t o S h a r e h o l d e r s

Schedule of Investments (unaudited) (continued)	iShares® MSCI Switzerland ETF
February 29, 2020

Fair Value Measurements (continued)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of February 29, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$1,029,072,259	$—	$—	$1,029,072,259
Money Market Funds	526,000	—	—	526,000
	$1,029,598,259	$—	$—	$1,029,598,259
Derivative financial instruments(a)
Liabilities
Futures Contracts	$(846,852)	$—	$—	$(846,852)

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

S c h e d u l e o f I n v e s t m e n t s	23

Statements of Assets and Liabilities (unaudited)

February 29, 2020

	iShares	iShares	iShares
	MSCI Eurozone	MSCI Germany	MSCI Italy	iShares
	ETF	ETF	ETF	MSCI Spain ETF

ASSETS
Investments in securities, at value (including securities on loan)(a)
Unaffiliated(b)	$4,988,196,162	$1,999,347,312	$306,429,601	$890,733,191
Affiliated(c)	48,841,895	36,465,992	175,000	387,000
Cash	936	28	458	823
Foreign currency, at value(d)	5,230,690	5,161,702	330,790	1,311,440
Foreign currency collateral pledged:
Futures contracts(e)	1,038,035	1,123,934	10,985	115,667
Receivables:
Investments sold	10,261,455	2,737,515	20,324,091	33,194,811
Securities lending income — Affiliated	67,775	71,579	—	—
Dividends	1,424,367	2,010	1,783	1,022
Tax reclaims	8,695,793	9,078,875	—	58,724
Foreign withholding tax claims	1,109	—	—	—
Total assets	5,063,758,217	2,053,988,947	327,272,708	925,802,678

LIABILITIES
Collateral on securities loaned, at value	46,809,183	35,167,990	—	—
Payables:
Investments purchased	6,671,521	6,304,406	8,178,151	33,941,547
Variation margin on futures contracts	629,394	700,487	4,318	36,112
Capital shares redeemed	455,161	63,363	12,311,287	—
Investment advisory fees	2,214,003	878,744	137,561	389,135
Professional fees	11	—	—	—
Total liabilities	56,779,273	43,114,990	20,631,317	34,366,794

NET ASSETS	$5,006,978,944	$2,010,873,957	$306,641,391	$891,435,884

NET ASSETS CONSIST OF:
Paid-in capital	$6,725,100,524	$2,902,990,871	$550,692,009	$1,420,486,789
Accumulated loss	(1,718,121,580)	(892,116,914)	(244,050,618)	(529,050,905)
NET ASSETS	$5,006,978,944	$2,010,873,957	$306,641,391	$891,435,884

Shares outstanding	135,100,000	77,400,000	11,400,000	34,275,000
Net asset value	$37.06	$25.98	$26.90	$26.01
Shares authorized	1 billion	482.2 million	295.4 million	127.8 million
Par value	$0.001	$0.001	$0.001	$0.001

(a)	Securities loaned, at value	$43,466,724	$32,192,187	$—	$—
(b)	Investments, at cost — Unaffiliated	$6,172,660,793	$2,654,285,614	$352,471,045	$1,195,921,703
(c)	Investments, at cost — Affiliated	$48,827,828	$36,454,211	$175,000	$387,000
(d)	Foreign currency, at cost	$5,183,057	$5,114,591	$330,752	$1,305,325
(e)	Foreign currency collateral pledged, at cost	$1,049,919	$1,135,017	$11,014	$116,213

See notes to financial statements.

24	2 0 2 0 i S h a r e s S e m i - A n n u a l R e p o r t t o S h a r e h o l d e r s

Statements of Assets and Liabilities (unaudited) (continued)

February 29, 2020

iShares
MSCI Switzerland
ETF

ASSETS
Investments in securities, at value:
Unaffiliated(a)	$1,029,072,259
Affiliated(b)	526,000
Cash	853
Foreign currency, at value(c)	64,647
Foreign currency collateral pledged:
Futures contracts(d)	456,955
Receivables:
Investments sold	4,432,205
Dividends	2,233
Tax reclaims	8,101,456
Total assets	1,042,656,608

LIABILITIES
Payables:
Investments purchased	4,386,427
Variation margin on futures contracts	270,924
Capital shares redeemed	99,000
Investment advisory fees	459,748
Total liabilities	5,216,099

NET ASSETS	$1,037,440,509

NET ASSETS CONSIST OF:
Paid-in capital	$1,040,075,822
Accumulated loss	(2,635,313)
NET ASSETS	$1,037,440,509

Shares outstanding	27,625,000
Net asset value	$37.55
Shares authorized	318.625 million
Par value	$0.001

(a) Investments, at cost — Unaffiliated	$1,014,521,072
(b) Investments, at cost — Affiliated	$526,000
(c) Foreign currency, at cost	$60,627
(d) Foreign currency collateral pledged, at cost	$458,022

See notes to financial statements.

F i n a n c i a l S t a t e m e n t s	25

Statements of Operations (unaudited)

Six Months Ended February 29, 2020

	iShares	iShares
	MSCI	MSCI	iShares	iShares
	Eurozone	Germany	MSCI Italy	MSCI Spain
	ETF	ETF	ETF	ETF

INVESTMENT INCOME
Dividends — Unaffiliated	$31,065,778	$6,763,283	$3,081,876	$11,250,722
Dividends — Affiliated	20,085	8,856	1,655	6,250
Non-cash dividends — Unaffiliated	2,723,154	—	—	4,525,737
Securities lending income — Affiliated — net	423,530	229,680	23	1,533
Foreign taxes withheld	(4,296,413)	(1,000,763)	(453,607)	(1,664,234)
Total investment income	29,936,134	6,001,056	2,629,947	14,120,008

EXPENSES
Investment advisory fees	14,403,479	5,244,047	736,697	2,267,963
Total expenses	14,403,479	5,244,047	736,697	2,267,963
Net investment income	15,532,655	757,009	1,893,250	11,852,045

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — Unaffiliated	(50,265,378)	(18,539,789)	(8,682,380)	(60,012,070)
Investments — Affiliated	9,081	180	—	107
In-kind redemptions — Unaffiliated	87,522,783	(5,041,736)	1,657,246	7,528,953
Futures contracts	2,466,209	852,066	71,447	82,653
Foreign currency transactions	(75,051)	(120,088)	(20,352)	(16,172)
Net realized gain (loss)	39,657,644	(22,849,367)	(6,974,039)	(52,416,529)
Net change in unrealized appreciation (depreciation) on:
Investments — Unaffiliated	(117,890,277)	(11,711,516)	2,210,521	30,830,811
Investments — Affiliated	3,030	7,521	—	—
Futures contracts	(2,098,132)	(1,378,783)	(4,600)	(96,766)
Foreign currency translations	144,069	46,065	3,388	13,772
Net change in unrealized appreciation (depreciation)	(119,841,310)	(13,036,713)	2,209,309	30,747,817
Net realized and unrealized loss	(80,183,666)	(35,886,080)	(4,764,730)	(21,668,712)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(64,651,011)	$(35,129,071)	$(2,871,480)	$(9,816,667)

See notes to financial statements.

26	2 0 2 0 i S h a r e s S e m i - A n n u a l R e p o r t t o S h a r e h o l d e r s

Statements of Operations (unaudited) (continued)

Six Months Ended February 29, 2020

iShares
MSCI
Switzerland
ETF

INVESTMENT INCOME
Dividends — Unaffiliated	$1,010,495
Dividends — Affiliated	4,293
Foreign taxes withheld	(83,944)
Total investment income	930,844

EXPENSES
Investment advisory fees	2,850,690
Total expenses	2,850,690
Net investment loss	(1,919,846)

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — Unaffiliated	(6,920,221)
In-kind redemptions — Unaffiliated	52,867,100
Futures contracts	1,197,883
Foreign currency transactions	(156,799)
Net realized gain	46,987,963
Net change in unrealized appreciation (depreciation) on:
Investments — Unaffiliated	(28,260,307)
Futures contracts	(1,019,745)
Foreign currency translations	346,867
Net change in unrealized appreciation (depreciation)	(28,933,185)
Net realized and unrealized gain	18,054,778
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$16,134,932

See notes to financial statements.

F i n a n c i a l S t a t e m e n t s	27

Statements of Changes in Net Assets

	iShares		iShares
	MSCI Eurozone ETF		MSCI Germany ETF
	Six Months Ended		Six Months Ended
	02/29/20	Year Ended	02/29/20	Year Ended
	(unaudited)	08/31/19	(unaudited)	08/31/19

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$15,532,655	$188,336,497	$757,009	$58,499,817
Net realized gain (loss)	39,657,644	(256,286,586)	(22,849,367)	(85,758,069)
Net change in unrealized appreciation (depreciation)	(119,841,310)	(541,585,755)	(13,036,713)	(329,119,184)
Net decrease in net assets resulting from operations	(64,651,011)	(609,535,844)	(35,129,071)	(356,377,436)

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(25,144,798)	(193,219,136)	—	(58,677,042)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	(134,736,419)	(3,523,968,012)	43,318,343	(933,488,410)

NET ASSETS
Total increase (decrease) in net assets	(224,532,228)	(4,326,722,992)	8,189,272	(1,348,542,888)
Beginning of period	5,231,511,172	9,558,234,164	2,002,684,685	3,351,227,573
End of period	$5,006,978,944	$5,231,511,172	$2,010,873,957	$2,002,684,685

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

28	2 0 2 0 i S h a r e s S e m i - A n n u a l R e p o r t t o S h a r e h o l d e r s

Statements of Changes in Net Assets (continued)

	iShares		iShares
	MSCI Italy ETF		MSCI Spain ETF
	Six Months		Six Months
	Ended		Ended
	02/29/20	Year Ended	02/29/20	Year Ended
	(unaudited)	08/31/19	(unaudited)	08/31/19

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$1,893,250	$10,103,171	$11,852,045	$34,269,377
Net realized loss	(6,974,039)	(42,250,592)	(52,416,529)	(28,332,161)
Net change in unrealized appreciation (depreciation)	2,209,309	35,984,260	30,747,817	(96,440,348)
Net increase (decrease) in net assets resulting from operations	(2,871,480)	3,836,839	(9,816,667)	(90,503,132)

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(2,367,408)	(10,603,637)	(21,359,646)	(32,499,998)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	76,423,518	(163,401,382)	97,401,049	72,772,356

NET ASSETS
Total increase (decrease) in net assets	71,184,630	(170,168,180)	66,224,736	(50,230,774)
Beginning of period	235,456,761	405,624,941	825,211,148	875,441,922
End of period	$306,641,391	$235,456,761	$891,435,884	$825,211,148

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

F i n a n c i a l S t a t e m e n t s	29

Statements of Changes in Net Assets (continued)

	iShares
	MSCI Switzerland ETF
	Six Months Ended
	02/29/20	Year Ended
	(unaudited)	08/31/19

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income (loss)	$(1,919,846)	$20,527,971
Net realized gain	46,987,963	4,112,266
Net change in unrealized appreciation (depreciation)	(28,933,185)	53,854,421
Net increase in net assets resulting from operations	16,134,932	78,494,658

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	—	(21,371,038)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	(116,730,180)	46,825,869

NET ASSETS
Total increase (decrease) in net assets	(100,595,248)	103,949,489
Beginning of period	1,138,035,757	1,034,086,268
End of period	$1,037,440,509	$1,138,035,757

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

30	2 0 2 0 i S h a r e s S e m i - A n n u a l R e p o r t t o S h a r e h o l d e r s

Financial Highlights

(For a share outstanding throughout each period)

	iShares MSCI Eurozone ETF
	Six Months Ended
	02/29/20		Year Ended	Year Ended	Year Ended	Year Ended		Year Ended
	(unaudited)		08/31/19	08/31/18	08/31/17	08/31/16		08/31/15

Net asset value, beginning of period	$37.91		$41.29	$41.71	$34.20	$36.04		$39.98
Net investment income(a)	0.11		1.05	1.03	0.99	0.92	(b)	0.96
Net realized and unrealized gain (loss)(c)	(0.79)		(3.22)	(0.23)	7.38	(1.84)		(3.95)
Net increase (decrease) from investment operations	(0.68)		(2.17)	0.80	8.37	(0.92)		(2.99)
Distributions(d)
From net investment income	(0.17)		(1.21)	(1.22)	(0.86)	(0.92)		(0.95)
Total distributions	(0.17)		(1.21)	(1.22)	(0.86)	(0.92)		(0.95)
Net asset value, end of period	$37.06		$37.91	$41.29	$41.71	$34.20		$36.04

Total Return
Based on net asset value	(1.85	)%(e)	(5.22)%	1.87%	24.72%	(2.53	)%(b)	(7.62)%

Ratios to Average Net Assets
Total expenses	0.50	%(f)	0.49%	0.47%	0.49%	0.48%		0.48%
Total expenses excluding professional fees for foreign withholding tax claims	N/A		0.49%	N/A	0.49%	0.48%		N/A
Net investment income	0.54	%(f)	2.74%	2.36%	2.63%	2.69	%(b)	2.50%

Supplemental Data
Net assets, end of period (000)	$5,006,979		$5,231,511	$9,558,234	$13,286,216	$8,293,591		$10,134,616
Portfolio turnover rate(g)	2	%(e)	6%	5%	4%	4%		5%

(a)	Based on average shares outstanding.
(b)	Reflects the one-time, positive effect of foreign withholding tax claims, net of the associated professional fees, which resulted in the following increases for the year ended August 31, 2016:
●	Net investment income per share by $0.02.
●	Total return by 0.08%.
●	Ratio of net investment income to average net assets by 0.06%.
(c)	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations. (e) Not annualized.
(f)	Annualized.
(g)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

F i n a n c i a l H i g h l i g h t s	31

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares MSCI Germany ETF
	Six Months Ended
	02/29/20		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	(unaudited)		08/31/19	08/31/18	08/31/17	08/31/16	08/31/15

Net asset value, beginning of period	$26.28		$30.36	$30.71	$26.18	$26.34	$28.97
Net investment income(a)	0.01		0.65	0.64	0.59	0.49	0.58
Net realized and unrealized gain (loss)(b)	(0.31)		(3.99)	(0.16)	4.54	(0.04)	(2.70)
Net increase (decrease) from investment operations	(0.30)		(3.34)	0.48	5.13	0.45	(2.12)
Distributions(c)
From net investment income	—		(0.74)	(0.83)	(0.60)	(0.61)	(0.51)
Total distributions	—		(0.74)	(0.83)	(0.60)	(0.61)	(0.51)
Net asset value, end of period	$25.98		$26.28	$30.36	$30.71	$26.18	$26.34

Total Return
Based on net asset value	(1.14	)%(d)	(11.07)%	1.52%	19.63%	1.81%	(7.50)%

Ratios to Average Net Assets
Total expenses	0.50	%(e)	0.49%	0.47%	0.49%	0.48%	0.48%
Net investment income	0.07	%(e)	2.38%	1.99%	2.08%	1.90%	2.03%

Supplemental Data
Net assets, end of period (000)	$2,010,874		$2,002,685	$3,351,228	$4,809,899	$3,596,902	$6,607,056
Portfolio turnover rate(f)	1	%(d)	9%	6%	3%	3%	3%

(a)	Based on average shares outstanding.
(b)	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Not annualized.
(e)	Annualized.
(f)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

32	2 0 2 0 i S h a r e s S e m i - A n n u a l R e p o r t t o S h a r e h o l d e r s

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares MSCI Italy ETF
	Six Months Ended
	02/29/20		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	(unaudited)		08/31/19	08/31/18	08/31/17(a)	08/31/16(a)	08/31/15(a)

Net asset value, beginning of period	$26.83		$27.18	$30.21	$22.60	$29.50	$32.03
Net investment income(b)	0.18		1.00	0.82	0.57	0.66	0.70
Net realized and unrealized gain (loss)(c)	0.09		(0.12)	(2.86)	7.76	(6.82)	(2.49)
Net increase (decrease) from investment operations	0.27		0.88	(2.04)	8.33	(6.16)	(1.79)
Distributions(d)
From net investment income	(0.20)		(1.23)	(0.99)	(0.72)	(0.72)	(0.74)
Return of capital	—		—	—	—	(0.02)	—
Total distributions	(0.20)		(1.23)	(0.99)	(0.72)	(0.74)	(0.74)
Net asset value, end of period	$26.90		$26.83	$27.18	$30.21	$22.60	$29.50

Total Return
Based on net asset value	0.96	%(e)	3.46%	(6.98)%	37.37%	(20.97)%	(5.66)%

Ratios to Average Net Assets
Total expenses	0.50	%(f)	0.49%	0.47%	0.49%	0.48%	0.48%
Net investment income	1.28	%(f)	3.72%	2.64%	2.59%	2.54%	2.34%

Supplemental Data
Net assets, end of period (000)	$306,641		$235,457	$405,625	$840,630	$461,031	$1,077,437
Portfolio turnover rate(g)	4	%(e)	13%	10%	18%	16%	22%

(a)	Per share amounts reflect a one-for-two reverse stock split effective after the close of trading on November 4, 2016.
(b)	Based on average shares outstanding.
(c)	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations. (e) Not annualized.
(f)	Annualized.
(g)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

F i n a n c i a l H i g h l i g h t s	33

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares MSCI Spain ETF
	Six Months Ended
	02/29/20		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	(unaudited)		08/31/19	08/31/18	08/31/17	08/31/16	08/31/15

Net asset value, beginning of period	$26.71		$29.85	$33.63	$26.49	$31.96	$40.61
Net investment income(a)	0.37		1.04	0.99	0.94	1.00	1.32
Net realized and unrealized gain (loss)(b)	(0.39)		(3.26)	(3.72)	7.19	(5.40)	(8.35)
Net increase (decrease) from investment operations	(0.02)		(2.22)	(2.73)	8.13	(4.40)	(7.03)

Distributions(c)
From net investment income	(0.68)		(0.92)	(1.05)	(0.99)	(1.07)	(1.62)
Total distributions	(0.68)		(0.92)	(1.05)	(0.99)	(1.07)	(1.62)
Net asset value, end of period	$26.01		$26.71	$29.85	$33.63	$26.49	$31.96

Total Return
Based on net asset value	(0.33	)%(d)	(7.53)%	(8.28)%	31.48%	(13.82)%	(17.63)%

Ratios to Average Net Assets
Total expenses	0.50	%(e)	0.50%	0.47%	0.49%	0.48%	0.48%
Net investment income	2.61	%(e)	3.65%	3.02%	3.10%	3.53%	3.70%

Supplemental Data
Net assets, end of period (000)	$891,436		$825,211	$875,442	$1,528,533	$599,944	$1,666,091
Portfolio turnover rate(f)	7	%(d)	12%	21%	16%	9%	15%

(a)	Based on average shares outstanding.
(b)	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Not annualized.
(e)	Annualized.
(f)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

34	2 0 2 0 i S h a r e s S e m i - A n n u a l R e p o r t t o S h a r e h o l d e r s

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares MSCI Switzerland ETF
Six Months Ended
	02/29/20		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	(unaudited)		08/31/19	08/31/18	08/31/17	08/31/16	08/31/15

Net asset value, beginning of period	$37.31		$34.91	$34.27	$30.22	$31.90	$33.64
Net investment income (loss)(a)	(0.07)		0.72	0.66	0.69	0.81	0.83
Net realized and unrealized gain (loss)(b)	0.31		2.43	0.79	4.11	(1.70)	(1.77)
Net increase (decrease) from investment operations	0.24		3.15	1.45	4.80	(0.89)	(0.94)

Distributions(c)
From net investment income	—		(0.75)	(0.81)	(0.75)	(0.79)	(0.80)
Total distributions	—		(0.75)	(0.81)	(0.75)	(0.79)	(0.80)
Net asset value, end of period	$37.55		$37.31	$34.91	$34.27	$30.22	$31.90

Total Return
Based on net asset value	0.64	%(d)	9.07%	4.43%	15.90%	(2.76)%	(2.92)%

Ratios to Average Net Assets
Total expenses	0.50	%(e)	0.50%	0.47%	0.49%	0.48%	0.48%
Net investment income (loss)	(0.34	)%(e)	2.06%	1.91%	2.18%	2.68%	2.49%

Supplemental Data
Net assets, end of period (000)	$1,037,441		$1,138,036	$1,034,086	$1,259,258	$1,091,735	$1,200,164
Portfolio turnover rate(f)	4	%(d)	11%	9%	13%	6%	7%

(a)	Based on average shares outstanding.
(b)	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Not annualized.
(e)	Annualized.
(f)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements

F i n a n c i a l H i g h l i g h t s	35

Notes to Financial Statements (unaudited)

1.	ORGANIZATION

iShares, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Company is organized as a Maryland corporation and is authorized to have multiple series or portfolios.

These financial statements relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

Diversification
iShares ETF	Classification
MSCI Eurozone	Diversified
MSCI Germany	Non-diversified
MSCI Italy	Non-diversified
MSCI Spain	Non-diversified
MSCI Switzerland	Non-diversified

2.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by each Fund in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

Investment Transactions and Income Recognition: Investment transactions are accounted for on trade date. Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, net of any foreign taxes withheld at source. Any taxes withheld that are reclaimable from foreign tax authorities are reflected in tax reclaims receivable. Distributions received by the Funds may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains. Upon notification from issuers, some of the dividend income received from a real estate investment trust may be re-designated as a return of capital or capital gain. Non-cash dividends, if any, are recognized on the ex-dividend date and recorded as non-cash dividend income at fair value. Interest income is accrued daily.

Foreign Currency Translation: The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in non-U.S. currencies are translated to U.S. dollars using prevailing market rates as quoted by one or more data service providers. Purchases and sales of investments, income receipts and expense payments are translated into U.S. dollars on the respective dates of such transactions.

Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments. Such fluctuations are reflected by the Funds as a component of net realized and unrealized gain (loss) from investments for financial reporting purposes. Each Fund reports realized currency gain (loss) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.

Foreign Taxes: The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which each Fund invests. These foreign taxes, if any, are paid by each Fund and are reflected in its statement of operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “other foreign taxes”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of February 29, 2020, if any, are disclosed in the statement of assets and liabilities.

In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value per share.

Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.

36	2 0 2 0 i S h a r e s S e m i - A n n u a l R e p o r t t o S h a r e h o l d e r s

Notes to Financial Statements (unaudited) (continued)

3.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the Fund’s listing exchange is not open. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. A fund determines the fair value of its financial instruments using various independent dealers or pricing services under policies approved by the Board of Directors of the Company (the “Board”). The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to oversee the pricing function for all financial instruments.

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:

●	Equity investments traded on a recognized securities exchange are valued at that day’s last traded price or official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.
●	Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published net asset value (“NAV”).
●	Futures contract notional values are determined based on that day’s last reported settlement price on the exchange where the contract is traded.

If events (e.g., a company announcement, market volatility or a natural disaster) occur that are expected to materially affect the value of an investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, in accordance with policies approved by the Board as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Global Valuation Committee include market approach, income approach and the cost approach. Valuation techniques used under these approaches take into consideration inputs that include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other inputs, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or default rates.

When determining the price for Fair Valued Investments, the Global Valuation Committee, or its delegate, seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Global Valuation Committee, or its delegate, deems relevant and consistent with the principles of fair value measurement.

Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.

Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
●	Level 1 – Unadjusted price quotations in active markets for identical assets or liabilities;
●	Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, (including the Global Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgement exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The fair value hierarchy for each Fund’s investments is included in its schedule of investments. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

4.	SECURITIES AND OTHER INVESTMENTS

Securities Lending: Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

As of February 29, 2020, any securities on loan were collateralized by cash and/or U.S. government obligations. Cash collateral received was invested in money market funds managed by BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, or its affiliates and is disclosed in the schedules of investments. Any non-cash collateral

N o t e s t o F i n a n c i a l S t a t e m e n t s	37

Notes to Financial Statements (unaudited) (continued)

received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan for each Fund, if any, are also disclosed in its schedule of investments. The market value of any securities on loan as of February 29, 2020 and the value of the related cash collateral are disclosed in the statements of assets and liabilities.

Securities lending transactions are entered into by a fund under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. The value of the collateral is typically greater than the market value of the securities loaned, leaving the lender with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the fund can reinvest cash collateral received in connection with loaned securities.

The following table is a summary of the securities lending agreements by counterparty which are subject to offset under an MSLA as of February 29, 2020:

	Market Value of	Cash Collateral		Non-Cash Collateral
iShares ETF and Counterparty	Securities on Loan	Received	(a)	Received	Net Amount
MSCI Eurozone
BNP Paribas Prime Brokerage International Ltd.	$2,239,440	$2,239,440		$—	$—
Citigroup Global Markets Inc.	9,952,804	9,952,804		—	—
Goldman Sachs & Co.	7,034,721	7,034,721		—	—
Morgan Stanley & Co. LLC	24,239,759	24,239,759		—	—
	$43,466,724	$43,466,724		$—	$—
MSCI Germany
Goldman Sachs & Co.	$6,817,740	$6,817,740		$—	$—
Morgan Stanley & Co. LLC	25,374,447	25,374,447		—	—
	$32,192,187	$32,192,187		$—	$—

(a) Collateral received in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund’s statement of assets and liabilities.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.

5.	DERIVATIVE FINANCIAL INSTRUMENTS

Futures Contracts: Each Fund’s use of futures contracts is generally limited to cash equitization. This involves the use of available cash to invest in index futures contracts in order to gain exposure to the equity markets represented in or by the Fund’s underlying index and is intended to allow the Fund to better track its underlying index. Futures contracts are standardized, exchange-traded agreements to buy or sell a specific quantity of an underlying instrument at a set price on a future date. Depending on the terms of a contract, a futures contract is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date.

Upon entering into a futures contract, a fund is required to pledge to the executing broker which holds segregated from its own assets, an amount of cash, U.S. government securities or other high-quality debt and equity securities equal to the minimum initial margin requirements of the exchange on which the contract is traded. Securities deposited as initial margin, if any, are designated in the schedule of investments and cash deposited, if any, is shown as cash pledged for futures contracts in the statement of assets and liabilities.

Pursuant to the contract, a fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation or depreciation and, if any, shown as variation margin receivable or payable on futures contracts in the statement of assets and liabilities. When the contract is closed, a realized gain or loss is recorded in the statement of operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. Losses may arise if the notional value of a futures contract decreases due to an unfavorable change in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and the assets underlying such contracts.

38	2 0 2 0 i S h a r e s S e m i - A n n u a l R e p o r t t o S h a r e h o l d e r s

Notes to Financial Statements (unaudited) (continued)

6.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Company, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent directors).

For its investment advisory services to each Fund, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Funds, based on each Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:

Aggregate Average Daily Net Assets	Investment Advisory Fee
First $7 billion	0.59%
Over $7 billion, up to and including $11 billion	0.54
Over $11 billion, up to and including $24 billion	0.49
Over $24 billion, up to and including $48 billion	0.44
Over $48 billion, up to and including $72 billion	0.40
Over $72 billion, up to and including $96 billion	0.36
Over $96 billion	0.32

Distributor: BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Securities Lending: The U.S. Securities and Exchange Commission (the “SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan in a money market fund managed by BFA, or its affiliates, however, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04% (the “collateral investment fees”). Securities lending income is equal to the total of income earned from the reinvestment of cash collateral (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities. Each Fund retains a portion of securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to the current securities lending agreement, each Fund retains 82% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in that calendar year exceeds a specified threshold, each Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year 85% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

The share of securities lending income earned by each Fund is shown as securities lending income – affiliated – net in its statement of operations. For the six months ended February 29, 2020, the Funds paid BTC the following amounts for securities lending agent services:

Fees Paid
iShares ETF	to BTC
MSCI Eurozone	$99,575
MSCI Germany	56,520
MSCI Italy	7
MSCI Spain	486

Officers and Directors: Certain officers and/or directors of the Company are officers and/or directors of BlackRock or its affiliates.

Other Transactions: Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

For the six months ended February 29, 2020, transactions executed by the Funds pursuant to Rule 17a-7 under the 1940 Act were as follows:

			Net Realized
iShares ETF	Purchases	Sales	Gain (Loss)
MSCI Eurozone	$59,409,495	$1,284,467	$(1,400,562)
MSCI Germany	3,978,637	1,128,707	(1,988,350)
MSCI Italy	731,936	5,798,209	(3,507,297)
MSCI Spain	17,465,603	6,480,344	(7,529,714)
MSCI Switzerland	25,787,041	7,839,047	(1,001,376)

N o t e s t o F i n a n c i a l S t a t e m e n t s	39

Notes to Financial Statements (unaudited) (continued)

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends – affiliated in the statement of operations.

A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.

7.	PURCHASES AND SALES

For the six months ended February 29, 2020, purchases and sales of investments, excluding in-kind transactions and short-term investments, were as follows:

iShares ETF	Purchases	Sales
MSCI Eurozone	$117,321,335	$117,572,061
MSCI Germany	32,755,024	16,144,735
MSCI Italy	17,324,063	12,404,249
MSCI Spain	69,393,729	66,951,029
MSCI Switzerland	43,044,650	42,375,299

For the six months ended February 29, 2020, in-kind transactions were as follows:

	In-kind	In-kind
iShares ETF	Purchases	Sales
MSCI Eurozone	$542,165,082	$675,203,828
MSCI Germany	314,772,792	271,788,008
MSCI Italy	91,752,731	20,298,749
MSCI Spain	171,979,941	90,935,230
MSCI Switzerland	128,814,278	241,954,732

8.	INCOME TAX INFORMATION

Each Fund is treated as an entity separate from the Company’s other funds for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

Management has analyzed tax laws and regulations and their application to the Funds as of February 29, 2020, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

As of August 31, 2019, the Funds had non-expiring capital loss carryforwards available to offset future realized capital gains as follows:

iShares ETF	Non-Expiring
MSCI Eurozone	$485,612,043
MSCI Germany	176,437,193
MSCI Italy	185,184,703
MSCI Spain	149,483,044
MSCI Switzerland	48,001,982

A fund may own shares in certain foreign investment entities, referred to, under U.S. tax law, as “passive foreign investment companies.” Such fund may elect to mark-to-market annually the shares of each passive foreign investment company and would be required to distribute to shareholders any such marked-to-market gains.

As of February 29, 2020, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:

				Net Unrealized
		Gross Unrealized	Gross Unrealized	Appreciation
iShares ETF	Tax Cost	Appreciation	Depreciation	(Depreciation)
MSCI Eurozone	$6,312,246,803	$389,115,669	$(1,666,139,165)	$(1,277,023,496)
MSCI Germany	2,727,499,852	119,908,917	(813,142,158)	(693,233,241)
MSCI Italy	359,817,828	16,420,279	(69,644,329)	(53,224,050)
MSCI Spain	1,220,313,925	43,587,836	(372,854,450)	(329,266,614)
MSCI Switzerland	1,028,561,025	100,220,889	(100,030,507)	190,382

40	2 0 2 0 i S h a r e s S e m i - A n n u a l R e p o r t t o S h a r e h o l d e r s

Notes to Financial Statements (unaudited) (continued)

9.	PRINCIPAL RISKS

In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Each Fund’s prospectus provides details of the risks to which the Fund is subject.

BFA uses a “passive” or index approach to try to achieve each Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

Market Risk: Market risk arises mainly from uncertainty about future values of financial instruments influenced by price, currency and interest rate movements. It represents the potential loss a fund may suffer through holding market positions in the face of market movements. A fund is exposed to market risk by its investment in equity, fixed income and/or financial derivative instruments or by its investment in underlying funds. The fair value of securities held by a fund may decline due to general market conditions, economic trends or events that are not specifically related to the issuers of the securities including local, regional or global political, social or economic instability or to factors that affect a particular industry or group of industries. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. The extent of a fund’s exposure to market risk is the market value of the investments held as shown in the fund’s schedule of investments.

Investing in the securities of non-U.S. issuers involves certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: differences in accounting, auditing and financial reporting standards; more substantial governmental involvement in the economy; higher inflation rates, greater social, economic and political uncertainties; possible nationalization or expropriation of assets; less availability of public information about issuers; imposition of withholding or other taxes; higher transaction and custody costs and delays in settlement procedures; and lower level of regulation of the securities markets and issuers. Non-U.S. securities may be less liquid, more difficult to value, and have greater price volatility due to exchange rate fluctuations. These and other risks are heightened for investments in issuers from countries with less developed capital markets.

An outbreak of respiratory disease caused by a novel coronavirus has developed into a global pandemic and has resulted in closing borders, quarantines, disruptions to supply chains and customer activity, as well as general concern and uncertainty. The impact of this pandemic, and other global health crises that may arise in the future, could affect the economies of many nations, individual companies and the market in general in ways that cannot necessarily be foreseen at the present time. This pandemic may result in substantial market volatility and may adversely impact the prices and liquidity of a fund’s investments. The impact of the pandemic may be short term or may last for an extended period of time.

Credit Risk: Credit risk is the risk that an issuer or guarantor of debt instruments or the counterparty to a financial transaction, including derivatives contracts, repurchase agreements or loans of portfolio securities, is unable or unwilling to make timely interest and/or principal payments or to otherwise honor its obligations. BFA and its affiliates manage counterparty credit risk by entering into transactions only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose a fund to issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of a fund’s exposure to credit and counterparty risks with respect to those financial assets is approximated by their value recorded in its statement of assets and liabilities.

Concentration Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its schedule of investments.

When a fund concentrates its investments in issuers located in a single country or a limited number of countries, it assumes the risk that economic, regulatory, political and social conditions in that country or those countries may have a significant impact on the fund and could affect the income from, or the value or liquidity of, the fund’s portfolio.

When a fund concentrates its investments in securities within a single or limited number of market sectors, it assumes the risk that economic, regulatory, political and social conditions affecting such sectors may have a significant impact on the fund and could affect the income from, or the value or liquidity of, the fund’s portfolio.

10. CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.

N o t e s t o F i n a n c i a l S t a t e m e n t s	41

Notes to Financial Statements (unaudited) (continued)

Transactions in capital shares were as follows:

	Six Months Ended		Year Ended
	02/29/20		08/31/19
iShares ETF	Shares	Amount	Shares	Amount
MSCI Eurozone
Shares sold	13,700,000	$549,085,543	9,500,000	$367,902,543
Shares redeemed	(16,600,000)	(683,821,962)	(103,000,000)	(3,891,870,555)
Net decrease	(2,900,000)	$(134,736,419)	(93,500,000)	$(3,523,968,012)
MSCI Germany
Shares sold	10,800,000	$317,241,894	12,300,000	$337,288,125
Shares redeemed	(9,600,000)	(273,923,551)	(46,500,000)	(1,270,776,535)
Net increase(decrease)	1,200,000	$43,318,343	(34,200,000)	$(933,488,410)
MSCI Italy
Shares sold	3,375,000	$97,469,039	13,050,000	$348,776,931
Shares redeemed	(750,000)	(21,045,521)	(19,200,000)	(512,178,313)
Net increase(decrease)	2,625,000	$76,423,518	(6,150,000)	$(163,401,382)
MSCI Spain
Shares sold	6,750,000	$193,540,553	27,900,000	$803,958,247
Shares redeemed	(3,375,000)	(96,139,504)	(26,325,000)	(731,185,891)
Net increase	3,375,000	$97,401,049	1,575,000	$72,772,356
MSCI Switzerland
Shares sold	3,500,000	$132,582,113	9,500,000	$333,118,780
Shares redeemed	(6,375,000)	(249,312,293)	(8,625,000)	(286,292,911)
Net increase(decrease)	(2,875,000)	$(116,730,180)	875,000	$46,825,869

The consideration for the purchase of Creation Units of a fund in the Company generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Company may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Company’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the statement of assets and liabilities.

11.  FOREIGN WITHHOLDING TAX CLAIMS

The iShares MSCI Eurozone ETF has filed claims to recover taxes withheld by Finland on dividend income on the basis that Finland had purportedly violated certain provisions in the Treaty on the Functioning of the European Union. The Fund has recorded receivables for all recoverable taxes withheld by Finland based upon recent favorable determinations made by the Finnish tax authorities. Professional and other fees associated with the filing of these claims for foreign withholding taxes have been approved by the Board as appropriate expenses of the Fund. Withholding tax claims may be for the current year and potentially for a limited number of prior calendar years, depending upon statutes of limitation on taxes. The Fund continues to evaluate developments in Finland for potential impact to the receivables and payables recorded. Finnish tax claim receivables and related liabilities are disclosed in the statement of assets and liabilities.

The Internal Revenue Service (“IRS”) has issued guidance to address U.S. income tax liabilities attributable to fund shareholders resulting from the recovery of foreign taxes withheld in prior years. These withheld foreign taxes were passed through to shareholders in the form of foreign tax credits in the year the taxes were withheld. Assuming there are sufficient foreign taxes paid which the Fund is able to pass through to its shareholders as a foreign tax credit in the current year, the Fund will be able to offset the prior years’ withholding taxes recovered against the foreign taxes paid in the current year. Accordingly, no federal income tax liability is recorded by the Fund.

12.  LEGAL PROCEEDINGS

On June 16, 2016, investors in certain iShares funds (iShares Core S&P Small-Cap ETF, iShares Russell 1000 Growth ETF, iShares Core S&P 500 ETF, iShares Russell Mid-Cap Growth ETF, iShares Russell Mid-Cap ETF, iShares Russell Mid-Cap Value ETF, iShares Select Dividend ETF, iShares Morningstar Mid-Cap ETF, iShares Morningstar Large-Cap ETF, iShares U.S. Aerospace & Defense ETF and iShares Preferred and Income Securities ETF) filed a class action lawsuit against iShares Trust, BlackRock, Inc. and certain of its advisory affiliates, and certain directors/trustees and officers of the Funds (collectively, “Defendants”) in California State Court. The lawsuit alleges the Defendants violated federal securities laws by failing to adequately disclose in the prospectuses issued by the funds noted above the risks of using stop-loss orders in the event of a ‘flash crash’, such as the one that occurred on May 6, 2010. On September 18, 2017, the court issued a Statement of Decision holding that the

42	2 0 2 0 i S h a r e s S e m i - A n n u a l R e p o r t t o S h a r e h o l d e r s

Notes to Financial Statements (unaudited) (continued)

Plaintiffs lack standing to assert their claims. On October 11, 2017, the court entered final judgment dismissing all of the Plaintiffs’ claims with prejudice. In an opinion dated January 23, 2020, the California Court of Appeal affirmed the dismissal of Plaintiffs’ claims. On March 3, 2020, plaintiffs filed a petition for review by the California Supreme Court.

13. SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

N o t e s t o F i n a n c i a l S t a t e m e n t s	43

Statement Regarding Liquidity Risk Management Program

The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.

The Board of Directors (the “Board”) of iShares MSCI Eurozone ETF, iShares MSCI Germany ETF, iShares MSCI Italy ETF, iShares MSCI Spain ETF and iShares MSCI Switzerland ETF met on December 3, 2019 (the “Meeting”) to review the liquidity risk management program (the “Program”) applicable to the iShares Funds (each, a “Fund”) pursuant to the Liquidity Rule. The Board has appointed BlackRock FundAdvisors (“BlackRock”), the investment adviser to the Funds, as the program administrator for each Fund’s Program, as applicable. BlackRock has delegated oversight of the Program to the 40 Act Liquidity Risk Management Committee (the “Committee”). At the Meeting, the Committee, on behalf of BlackRock, provided the Board with a report that addressed the operation of the Program and assessed its adequacy and effectiveness of implementation, including the operation of each Fund’s Highly Liquid Investment Minimum (“HLIM”) where applicable, and any material changes to the Program (the “Report”). The Report covered the period from December 1, 2018 through September 30, 2019 (the “Program Reporting Period”).

The Report described the Program’s liquidity classification methodology for categorizing a Fund’s investments (including derivative transactions) into one of four liquidity buckets. It also described BlackRock’s methodology in establishing a Fund’s HLIM and noted that the Committee reviews and ratifies the HLIM assigned to each Fund no less frequently than annually.

The Report noted that the Program complied with the key factors for consideration under the Liquidity Rule for assessing, managing and periodically reviewing a Fund’s liquidity risk, as follows:

a)

The Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions. During the Program Reporting Period, the Committee reviewed whether each Fund’s investment strategy is appropriate for an open-end fund structure with a focus on Funds with more significant and consistent holdings of less liquid and illiquid assets. The Committee also factored a Fund’s concentration in an issuer into the liquidity classification methodology by taking issuer position sizes into account. A factor for consideration under the Liquidity Rule is a Fund’s use of borrowings for investment purposes. However, the Funds do not borrow for investment purposes. Derivative exposure was considered in the calculation of liquidity classification.

b)

Short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions. During the Program Reporting Period, the Committee reviewed historical redemption activity and used this information as a component to establish each ETF’s reasonably anticipated trading size. The Committee may also take into consideration a Fund’s shareholder ownership concentration (which, depending on product type and distribution channel, may or may not be available), a Fund’s distribution channels, and the degree of certainty associated with a Fund’s short-term and long-term cash flow projections.

c)

Holdings of cash and cash equivalents, as well as borrowing arrangements. The Committee considered that ETFs generally do not hold more than de minimus amounts of cash. Funds may borrow for temporary or emergency purposes, including to meet payments due from redemptions or to facilitate the settlement of securities or other transactions.

d)

The relationship between an ETF’s portfolio liquidity and the way in which, and the prices and spreads at which, ETF shares trade, including the efficiency of the arbitrage function and the level of active participation by market participants, including authorized participants. The Committee monitored the prevailing bid/ask spread and the ETF price premium (or discount) to NAV for all ETFs and reviewed any persistent deviations from long-term averages.

e)	The effect of the composition of baskets on the overall liquidity of an ETF’s portfolio. In reviewing the linkage between the composition of baskets accepted by an ETF and any significant change in the liquidity profile of such ETF, the Committee reviewed changes in the proportion of each ETF’s portfolio comprised of less liquid and illiquid holdings to determine if applicable thresholds were met requiring enhanced review.

There were no material changes to the Program during the Program Reporting Period. The Report provided to the Board stated that the Committee concluded that based on the operation of the functions, as described in the Report, the Program is operating as intended and is effective in implementing the requirements of the Liquidity Rule.

44	2 0 2 0 i S h a r e s S e m i - A n n u a l R e p o r t t o S h a r e h o l d e r s

Supplemental Information (unaudited)

Section 19(a) Notices

The amounts and sources of distributions reported are estimates and are being provided pursuant to regulatory requirements and are not being provided for tax reporting purposes. The actual amounts and sources for tax reporting purposes will depend upon each fund’s investment experience during the year and may be subject to changes based on tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report these distributions for federal income tax purposes.

	Total Cumulative Distributions for the Fiscal Year-to-Date				% Breakdown of the Total Cumulative Distributions for the Fiscal Year-to-Date
iShares ETF	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share
MSCI Eurozone(a)	$0.147179	$—	$0.022489	$0.169668	87%	—%	13%	100%
MSCI Spain(a)	0.528020	—	0.150064	0.678084	78	—	22	100

(a)	The Fund estimates that it has distributed more than its net investment income and net realized capital gains; therefore, a portion of the distribution may be a return of capital. A return of capital may occur, for example, when some or all of the shareholder’s investment in the Fund is returned to the shareholder. A return of capital does not necessarily reflect the Fund’s investment performance and should not be confused with “yield” or “income”. When distributions exceed total return performance, the difference will incrementally reduce the Fund’s net asset value per share.

S u p p l e m e n t a l I n f o r m a t i o n	45

General Information

Electronic Delivery

Shareholders can sign up for email notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.

To enroll in electronic delivery:

●	Go to icsdelivery.com.
●	If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Availability of Quarterly Schedule of Investments

The iShares Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT, and for reporting periods ended prior to March 31, 2019, filed such information on Form N-Q. The iShares Funds’ Forms N-Q are available on the SEC’s website at sec.gov. The iShares Funds also disclose their complete schedule of portfolio holdings on a daily basis on the iShares website at iShares.com.

Availability of Proxy Voting Policies and Proxy Voting Records

A description of the policies and procedures that the iShares Funds use to determine how to vote proxies relating to portfolio securities and information about how the iShares Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request (1) by calling toll-free 1-800-474-2737; (2) on the iShares website at iShares.com; and (3) on the SEC website at sec.gov.

46	2 0 2 0 i S h a r e s S e m i - A n n u a l R e p o r t t o S h a r e h o l d e r s

Glossary of Terms Used in this Report

Portfolio Abbreviations - Equity

NVS	Non-Voting Shares

G l o s s a r y o f T e r m s U s e d i n t h i s R e p o r t	47

Want to know more?

iShares.com   |  1-800-474-2737

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by MSCI Inc., nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.

©2020 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

iS-SAR-807-0220

FEBRUARY 29, 2020

2020 Semi-Annual Report
(Unaudited)

iShares, Inc.

●	iShares MSCI Hong Kong ETF | EWH | NYSE Arca
●	iShares MSCI Japan Small-Cap ETF | SCJ | NYSE Arca
●	iShares MSCI Malaysia ETF | EWM | NYSE Arca
●	iShares MSCI Pacific ex Japan ETF | EPP | NYSE Arca
●	iShares MSCI Singapore ETF | EWS | NYSE Arca
●	iShares MSCI Taiwan ETF | EWT | NYSE Arca
●	iShares MSCI Thailand ETF | THD | NYSE Arca

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of each Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

You may elect to receive all future reports in paper free of charge. If you hold accounts through a financial intermediary, you can follow the instructions included with this disclosure, if applicable, or contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. Please note that not all financial intermediaries may offer this service. Your election to receive reports in paper will apply to all funds held with your financial intermediary.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive electronic delivery of shareholder reports and other communications by contacting your financial intermediary. Please note that not all financial intermediaries may offer this service.

Fund Summary as of February 29, 2020	iShares® MSCI Hong Kong ETF

Investment Objective

The iShares MSCI Hong Kong ETF (the “Fund”) seeks to track the investment results of an index composed of Hong Kong equities, as represented by the MSCI Hong Kong Index (the "Index"). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns
	6 Months	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years
Fund NAV	0.17%	(9.36)%	4.18%	7.20%	(9.36)%	22.73%	100.48%
Fund Market	1.61	(8.58)	4.34	7.26	(8.58)	23.67	101.56
Index	0.41	(8.87)	4.79	7.80	(8.87)	26.34	111.85

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 10 for more information.

Expense Example

Actual				Hypothetical 5% Return
Beginning	Ending	Expenses		Beginning	Ending	Expenses		Annualized
Account Value	Account Value	Paid During		Account Value	Account Value	Paid During		Expense
(09/01/19)	(02/29/20)	the Period	(a)	(09/01/19)	(02/29/20)	the Period	(a)	Ratio
$1,000.00	$1,001.70	$2.49		$1,000.00	$1,022.40	$2.51		0.50%

(a)	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 10 for more information.

Portfolio Information

ALLOCATION BY SECTOR
	Percent of
Sector	Total Investments	(a)
Financials	38.9%
Real Estate	22.2
Industrials	13.0
Utilities	11.0
Consumer Discretionary	7.5
Consumer Staples	3.7
Communication Services.	1.7
Health Care	1.3
Information Technology	0.7
TEN LARGEST HOLDINGS
	Percent of
Security	Total Investments	(a)
AIA Group Ltd.	24.4%
Hong Kong Exchanges & Clearing Ltd.	8.0
CK Hutchison Holdings Ltd.	4.8
Sun Hung Kai Properties Ltd.	4.6
Hong Kong & China Gas Co. Ltd.	4.0
Link REIT	4.0
CLP Holdings Ltd.	3.5
CK Asset Holdings Ltd.	3.3
Hang Seng Bank Ltd.	3.3
Galaxy Entertainment Group Ltd.	2.9

(a)	Excludes money market funds.

F u n d S u m m a r y	3

Fund Summary as of February 29, 2020	iShares® MSCI Japan Small-Cap ETF

Investment Objective

The iShares MSCI Japan Small-Cap ETF (the “Fund”) seeks to track the investment results of an index composed of small-capitalization Japanese equities, as represented by the MSCI Japan Small Cap Index (the "Index"). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns
	6 Months	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years
Fund NAV	(4.64)%	(4.91)%	5.05%	6.88%	(4.91)%	27.94%	94.59%
Fund Market	(5.66)	(6.15)	4.82	6.76	(6.15)	26.52	92.37
Index	(4.56)	(4.71)	5.36	7.25	(4.71)	29.83	101.35

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 10 for more information.

Expense Example

Actual				Hypothetical 5% Return
Beginning	Ending	Expenses		Beginning	Ending	Expenses		Annualized
Account Value	Account Value	Paid During		Account Value	Account Value	Paid During		Expense
(09/01/19)	(02/29/20)	the Period	(a)	(09/01/19)	(02/29/20)	the Period	(a)	Ratio
$1,000.00	$953.60	$2.43		$1,000.00	$1,022.40	$2.51		0.50%

(a)	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 10 for more information.

Portfolio Information

ALLOCATION BY SECTOR
	Percent of
Sector	Total Investments	(a)
Industrials	24.0%
Consumer Discretionary	14.6
Real Estate	13.6
Information Technology	12.8
Consumer Staples	9.8
Materials	8.7
Financials	6.3
Health Care	5.4
Communication Services	3.1
Utilities	1.0
Energy	0.7
TEN LARGEST HOLDINGS
	Percent of
Security	Total Investments	(a)
GLP J-REIT	0.7%
TIS Inc.	0.7
Nihon M&A Center Inc.	0.6
Advance Residence Investment Corp.	0.6
Sojitz Corp.	0.6
Lasertec Corp.	0.6
Taiyo Yuden Co. Ltd.	0.5
Haseko Corp.	0.5
Activia Properties Inc.	0.5
Sekisui House Reit Inc.	0.5

(a)	Excludes money market funds.

4	2 0 2 0 i S h a r e s S e m i - A n n u a l R e p o r t t o S h a r e h o l d e r s

Fund Summary as of February 29, 2020	iShares® MSCI Malaysia ETF

Investment Objective

The iShares MSCI Malaysia ETF (the “Fund”) seeks to track the investment results of an index composed of Malaysian equities, as represented by the MSCI Malaysia Index (the "Index"). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns
	6 Months	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years
Fund NAV	(8.00)%	(15.00)%	(4.90)%	1.46%	(15.00)%	(22.23)%	15.59%
Fund Market	(7.74)	(14.11)	(4.91)	1.41	(14.11)	(22.25)	15.05
Index	(7.79)	(14.59)	(4.60)	1.84	(14.59)	(20.98)	20.05

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 10 for more information.

Expense Example

Actual				Hypothetical 5% Return
Beginning	Ending	Expenses		Beginning	Ending	Expenses		Annualized
Account Value	Account Value	Paid During		Account Value	Account Value	Paid During		Expense
(09/01/19)	(02/29/20)	the Period	(a)	(09/01/19)	(02/29/20)	the Period	(a)	Ratio
$1,000.00	$920.00	$2.39		$1,000.00	$1,022.40	$2.51		0.50%

(a)	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 10 for more information.

Portfolio Information

ALLOCATION BY SECTOR
	Percent of
Sector	Total Investments	(a)
Financials	32.2%
Consumer Staples	15.2
Utilities	12.4
Industrials	10.1
Communication Services	9.6
Health Care	7.1
Materials	4.5
Consumer Discretionary	4.5
Energy	4.4
TEN LARGEST HOLDINGS
	Percent of
Security	Total Investments	(a)
Public Bank Bhd	12.3%
Tenaga Nasional Bhd	8.8
Malayan Banking Bhd	7.7
CIMB Group Holdings Bhd	5.6
Petronas Gas Bhd	3.1
Petronas Chemicals Group Bhd	3.0
DiGi.Com Bhd	3.0
Maxis Bhd	3.0
IHH Healthcare Bhd	2.9
Dialog Group Bhd	2.8

(a)	Excludes money market funds.

F u n d S u m m a r y	5

Fund Summary as of February 29, 2020	iShares® MSCI Pacific ex Japan ETF

Investment Objective

The iShares MSCI Pacific ex Japan ETF (the “Fund”) seeks to track the investment results of an index composed of Pacific region developed market equities, excluding Japan, as represented by the MSCI Pacific ex Japan Index (the "Index"). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns
	6 Months	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years
Fund NAV	(2.90)%	(3.79)%	2.34%	4.78%	(3.79)%	12.27%	59.44%
Fund Market	(2.29)	(3.38)	2.43	4.83	(3.38)	12.73	60.23
Index	(2.70)	(3.40)	2.76	5.21	(3.40)	14.60	66.17

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 10 for more information.

Expense Example

Actual				Hypothetical 5% Return
Beginning	Ending	Expenses		Beginning	Ending	Expenses		Annualized
Account Value	Account Value	Paid During		Account Value	Account Value	Paid During		Expense
(09/01/19)	(02/29/20)	the Period	(a)	(09/01/19)	(02/29/20)	the Period	(a)	Ratio
$1,000.00	$971.00	$2.35		$1,000.00	$1,022.50	$2.41		0.48%

(a)	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 10 for more information.

Portfolio Information

ALLOCATION BY SECTOR
	Percent of
Sector	Total Investments	(a)
Financials	37.7%
Real Estate	13.1
Industrials	9.3
Materials	8.9
Health Care	8.3
Consumer Discretionary	5.9
Consumer Staples	5.1
Utilities	4.9
Communication Services	3.0
Energy	3.0
Information Technology	0.8
GEOGRAPHIC ALLOCATION
	Percent of
Country/Geographic Region	Total Investments	(a)
Australia	56.2%
Hong Kong	30.4
Singapore	10.7
New Zealand	2.4
China	0.3
Malta	0.0	(b)

(a)	Excludes money market funds.
(b)	Rounds to less than 0.1%.

6	2 0 2 0 i S h a r e s S e m i - A n n u a l R e p o r t t o S h a r e h o l d e r s

Fund Summary as of February 29, 2020	iShares® MSCI Singapore ETF

Investment Objective

The iShares MSCI Singapore ETF (the “Fund”) seeks to track the investment results of an index composed of Singaporean equities, as represented by the MSCI Singapore 25/50 Index (the "Index"). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns
	6 Months	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years
Fund NAV	(2.63)%	(3.61)%	0.59%	3.73%	(3.61)%	3.01%	44.28%
Fund Market	(1.47)	(2.39)	0.80	3.85	(2.39)	4.09	45.97
Index	(2.40)	(3.21)	1.04	4.12	(3.21)	5.31	49.68

Index performance through November 30, 2016 reflects the performance of the MSCI Singapore Index. Index performance beginning on December 1, 2016 reflects the performance of the MSCI Singapore 25/50 Index.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 10 for more information.

Expense Example

Actual				Hypothetical 5% Return
Beginning	Ending	Expenses		Beginning	Ending	Expenses		Annualized
Account Value	Account Value	Paid During		Account Value	Account Value	Paid During		Expense
(09/01/19)	(02/29/20)	the Period	(a)	(09/01/19)	(02/29/20)	the Period	(a)	Ratio
$1,000.00	$973.70	$2.45		$1,000.00	$1,022.40	$2.51		0.50%

(a)	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 10 for more information.

Portfolio Information

ALLOCATION BY SECTOR
	Percent of
Sector	Total Investments	(a)
Financials	49.0%
Real Estate	17.2
Industrials	16.9
Communication Services	6.2
Consumer Discretionary	4.3
Consumer Staples	3.9
Information Technology	2.5
TEN LARGEST HOLDINGS
	Percent of
Security	Total Investments	(a)
DBS Group Holdings Ltd.	18.0%
Oversea-Chinese Banking Corp. Ltd.	14.6
United Overseas Bank Ltd.	12.9
Singapore Telecommunications Ltd.	4.5
Keppel Corp. Ltd.	4.5
Ascendas REIT	4.3
Wilmar International Ltd.	3.9
Singapore Exchange Ltd.	3.5
Singapore Technologies Engineering Ltd.	3.4
Genting Singapore Ltd.	2.6

(a)	Excludes money market funds.

F u n d S u m m a r y	7

Fund Summary as of February 29, 2020	iShares® MSCI Taiwan ETF

Investment Objective

The iShares MSCI Taiwan ETF (the “Fund”) seeks to track the investment results of an index composed of Taiwanese equities, as represented by the MSCI Taiwan 25/50 Index (the "Index"). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns
	6 Months	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years
Fund NAV	12.21%	15.65%	6.64%	7.73%	15.65%	37.92%	110.49%
Fund Market	10.23	15.84	6.13	7.50	15.84	34.65	106.03
Index	12.55	16.30	7.33	8.31	16.30	42.43	122.08

Index performance through November 30, 2016 reflects the performance of the MSCI Taiwan Index. Index performance beginning on December 1, 2016 reflects the performance of the MSCI Taiwan 25/50 Index.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 10 for more information.

Expense Example

Actual				Hypothetical 5% Return
Beginning	Ending	Expenses		Beginning	Ending	Expenses		Annualized
Account Value	Account Value	Paid During		Account Value	Account Value	Paid During		Expense
(09/01/19)	(02/29/20)	the Period	(a)	(09/01/19)	(02/29/20)	the Period	(a)	Ratio
$1,000.00	$1,122.10	$3.06		$1,000.00	$1,022.00	$2.92		0.58%

(a)	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 10 for more information.

Portfolio Information

ALLOCATION BY SECTOR
	Percent of
Sector	Total Investments	(a)
Information Technology	55.1%
Financials	20.2
Materials	8.9
Consumer Discretionary	4.7
Communication Services	3.8
Consumer Staples	3.2
Industrials	2.8
Other (each representing less than 1%)	1.3
TEN LARGEST HOLDINGS
	Percent of
Security	Total Investments	(a)
Taiwan Semiconductor Manufacturing Co. Ltd.	22.8%
Hon Hai Precision Industry Co. Ltd.	5.4
MediaTek Inc.	2.9
Largan Precision Co. Ltd.	2.3
CTBC Financial Holding Co. Ltd.	2.2
Chunghwa Telecom Co. Ltd.	2.1
Formosa Plastics Corp.	2.1
Mega Financial Holding Co. Ltd.	1.9
Uni-President Enterprises Corp.	1.9
Nan Ya Plastics Corp.	1.8

(a)	Excludes money market funds.

8	2 0 2 0 i S h a r e s S e m i - A n n u a l R e p o r t t o S h a r e h o l d e r s

Fund Summary as of February 29, 2020	iShares® MSCI Thailand ETF

Investment Objective

The iShares MSCI Thailand ETF (the “Fund”) seeks to track the investment results of a broad-based index composed of Thai equities, as represented by the MSCI Thailand IMI 25/50 Index (the "Index"). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns
	6 Months	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years
Fund NAV	(22.00)%	(20.43)%	(0.51)%	8.02%	(20.43)%	(2.51)%	116.31%
Fund Market	(21.25)	(19.62)	(0.39)	8.05	(19.62)	(1.92)	116.89
Index	(21.89)	(20.17)	(0.24)	8.40	(20.17)	(1.18)	123.93

Index performance through February 11, 2013 reflects the performance of the MSCI Thailand Investable Market Index. Index performance beginning on February 12, 2013 reflects the performance of the MSCI Thailand IMI 25/50 Index.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 10 for more information.

Expense Example

Actual				Hypothetical 5% Return
Beginning	Ending	Expenses		Beginning	Ending	Expenses		Annualized
Account Value	Account Value	Paid During		Account Value	Account Value	Paid During		Expense
(09/01/19)	(02/29/20)	the Period	(a)	(09/01/19)	(02/29/20)	the Period	(a)	Ratio
$1,000.00	$780.00	$2.57		$1,000.00	$1,022.00	$2.92		0.58%

(a)	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 10 for more information.

Portfolio Information

ALLOCATION BY SECTOR
	Percent of
Sector	Total Investments	(a)
Energy	15.7%
Consumer Staples	13.3
Financials	11.9
Industrials	10.3
Communication Services	9.9
Utilities	9.0
Materials	8.8
Real Estate	7.7
Health Care	6.6
Consumer Discretionary	6.0
Information Technology	0.8
TEN LARGEST HOLDINGS
	Percent of
Security	Total Investments	(a)
PTT PCL	9.3%
CP ALL PCL	8.0
Airports of Thailand PCL	5.4
Siam Cement PCL (The)	5.1
Advanced Info Service PCL	5.0
Bangkok Dusit Medical Services PCL	4.4
PTT Exploration & Production PCL	3.1
Kasikornbank PCL	2.9
Intouch Holdings PCL	2.5
Central Pattana PCL	2.5

(a)	Excludes money market funds.

F u n d S u m m a r y	9

About Fund Performance

Past performance is no guarantee of future results. Financial markets have experienced extreme volatility and trading in many instruments has been disrupted. These circumstances may continue for an extended period of time, and may continue to affect adversely the value and liquidity of the fund's investments. As a result, current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at iShares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest ask on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

As a shareholder of your Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The expense example, which is based on an investment of $1,000 invested at the beginning of the period (or from the commencement of operations if less than 6 months) and held through the end of the period, is intended to help you understand your ongoing costs ( in dollars and cents) of investing in your Fund and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses – The table provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. To estimate the expenses that you paid on your account over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period.”

Hypothetical Example for Comparison Purposes – The table also provides information about hypothetical account values and hypothetical expenses based on your Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

10	2020 I S h a r e s S e m i-a n n u a l R e p o r t t o S h a r e h o l d e r s

Schedule of Investments (unaudited)	iShares® MSCI Hong Kong ETF
February 29, 2020	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Banks — 6.4%
Bank of East Asia Ltd. (The)(a)	4,997,610	$10,619,773
BOC Hong Kong Holdings Ltd.	14,244,000	48,893,181
Hang Seng Bank Ltd.	2,943,200	61,371,350
		120,884,304
Beverages — 0.8%
Budweiser Brewing Co. APAC Ltd.(a)(b)(c)	5,083,200	15,263,200

Biotechnology — 1.3%
BeiGene Ltd., ADR(c)	148,864	23,572,614

Capital Markets — 8.0%
Hong Kong Exchanges & Clearing Ltd.	4,610,600	151,338,883

Diversified Telecommunication Services — 1.7%
HKT Trust & HKT Ltd.	14,584,500	21,821,401
PCCW Ltd.	16,292,169	9,804,925
		31,626,326
Electric Utilities — 7.0%
CK Infrastructure Holdings Ltd.	2,552,000	17,388,724
CLP Holdings Ltd.	6,316,700	66,303,445
HK Electric Investments & HK Electric Investments Ltd.	10,177,500	10,238,815
Power Assets Holdings Ltd.	5,339,500	38,026,479
		131,957,463
Equity Real Estate Investment Trusts (REITs) — 4.0%
Link REIT	8,069,400	74,760,290

Food & Staples Retailing — 0.3%
Dairy Farm International Holdings Ltd.	1,318,800	6,330,240

Food Products — 2.5%
Vitasoy International Holdings Ltd.(a)	2,878,000	10,322,031
WH Group Ltd.(b)	36,813,000	37,412,689
		47,734,720
Gas Utilities — 4.0%
Hong Kong & China Gas Co. Ltd.	39,049,100	75,161,394

Hotels, Restaurants & Leisure — 7.1%
Galaxy Entertainment Group Ltd.	8,337,000	55,041,178
Melco Resorts & Entertainment Ltd., ADR	841,216	14,586,685
Sands China Ltd.	9,324,800	43,375,059
SJM Holdings Ltd.	7,624,000	8,628,673
Wynn Macau Ltd.	6,028,800	12,145,714
		133,777,309
Industrial Conglomerates — 9.0%
CK Hutchison Holdings Ltd.	10,384,267	90,410,368
Jardine Matheson Holdings Ltd.	851,600	46,327,040
Jardine Strategic Holdings Ltd.	852,400	24,472,404
NWS Holdings Ltd.	5,983,000	7,316,518
		168,526,330
Insurance — 24.4%
AIA Group Ltd.	46,501,000	458,861,024
Security	Shares	Value

Machinery — 2.3%
Techtronic Industries Co. Ltd.	5,280,647	$42,723,297

Real Estate Management & Development — 18.3%
CK Asset Holdings Ltd.	9,941,767	62,127,672
Hang Lung Properties Ltd.	7,809,000	17,054,835
Henderson Land Development Co. Ltd.	5,588,762	25,638,003
Hongkong Land Holdings Ltd.	4,488,000	22,036,080
Kerry Properties Ltd.	2,514,500	7,146,903
New World Development Co. Ltd.	23,575,066	30,311,901
Sino Land Co. Ltd.	1 1,758,000	15,993,071
Sun Hung Kai Properties Ltd.	6,128,500	87,133,767
Swire Pacific Ltd., Class A	1,917,000	17,268,387
Swire Properties Ltd.	4,508,200	13,334,190
Wharf Real Estate Investment Co. Ltd.	4,691,150	21,279,493
Wheelock & Co. Ltd.	3,171,357	24,152,294
		343,476,596
Road & Rail — 1.8%
MTR Corp. Ltd.	5,940,083	33,423,710

Semiconductors & Semiconductor Equipment — 0.7%
ASM Pacific Technology Ltd.	1,178,200	13,962,026

Textiles, Apparel & Luxury Goods — 0.4%
Yue Yuen Industrial Holdings Ltd.	2,790,500	6,724,657

Total Common Stocks — 100.0%
(Cost: $2,052,621,197)		1,880,104,383

Short-Term Investments

Money Market Funds — 1.1%
BlackRock Cash Funds: Institutional, SL Agency Shares, 1.74% (d)(e)(f)	21,142,228	21,157,028
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.52% (d)(e)	799,000	799,000
		21,956,028
Total Short-Term Investments — 1.1%
(Cost: $21,953,582)		21,956,028

Total Investments in Securities — 101.1%
(Cost: $2,074,574,779)		1,902,060,411

Other Assets, Less Liabilities — (1.1)%		(21 ,367,135)

Net Assets — 100.0%		$1,880,693,276

(a)	All or a portion of this security is on loan.
(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)	Non-income producing security.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period-end.
(f)	All or a portion of this security was purchased with cash collateral received from loaned securities.

S c h e d u l e o f I n v e s t m e n t s	11

Schedule of Investments (unaudited) (continued)	iShares® MSCI Hong Kong ETF

February 29, 2020

Affiliates

Investments in issuers considered to be affiliates of the Fund during the six months ended February 29, 2020, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

								Change in
	Shares		Shares					Unrealized
	Held at		Held at	Value at			Net Realized	Appreciation
Affiliated Issuer	08/31/19	Net Activity	02/29/20	02/29/20	Income		Gain (Loss) (a)	(Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	16,773,322	4,368,906	21,142,228	$21,157,028	$20,898	(b)	$(1,731)	$4,123
BlackRock Cash Funds: Treasury, SL Agency Shares	613,000	186,000	799,000	799,000	21,625		—	—
				$21,956,028	$42,523		$(1,731)	$4,123

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)	Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Futures Contracts

				Value/
			Notional	Unrealized
	Number of	Expiration	Amount	Appreciation
Description	Contracts	Date	(000)	(Depreciation)
Long Contracts
Hang Seng Index	1	03/30/20	$168	$(3,779)

Derivative Financial Instruments Categorized by Risk Exposure

As of February 29, 2020, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

Equity
Contracts
Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$3,779

(a)	Net cumulative appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day's variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the six months ended February 29, 2020, the effect of derivative financial instruments in the Statements of Operations was as follows:

Equity
Contracts
Net Realized Gain (Loss) from:
Futures contracts	$432,703

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts.	$(4,230)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$4,420,027

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund's policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

12	2 0 2 0 i S h a r e s S e m i - A n n u a l R e p o r t t o S h a r e h o l d e r s

Schedule of Investments (unaudited) (continued)	iShares® MSCI Hong Kong ETF

February 29, 2020

Fair Value Measurements (continued)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of February 29, 2020. The breakdown of the Fund's investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$1,880,104,383	$—	$—	$1,880,104,383
Money Market Funds	21,956,028	—	—	21,956,028
	$1,902,060,411	$—	$—	$1,902,060,411
Derivative financial instruments(a)
Liabilities
Futures Contracts	$(3,779)	$—	$—	$(3,779)

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

S c h e d u l e o f I n v e s t m e n t s	13

Schedule of Investments (unaudited)	iShares® MSCI Japan Small-Cap ETF
February 29, 2020	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 0.0%
Jamco Corp.	1,200	$11,959

Air Freight & Logistics — 0.3%
Kintetsu World Express Inc.	4,800	75,339
Konoike Transport Co. Ltd.	3,600	44,556
Maruwa Unyu Kikan Co. Ltd.	2,400	38,848
Mitsui-Soko Holdings Co. Ltd.	2,400	34,932
SBS Holdings Inc.	2,400	35,556
		229,231
Auto Components — 3.1%
Aisan Industry Co. Ltd.	3,600	20,793
Daido Metal Co. Ltd.	4,800	26,121
Daikyonishikawa Corp.	4,800	26,967
Eagle Industry Co. Ltd.	2,400	18,223
Exedy Corp.	2,400	44,878
FCC Co. Ltd.	3,600	64,447
Futaba Industrial Co. Ltd.	6,000	31,873
G-Tekt Corp.	2,400	28,992
Ichikoh Industries Ltd.	3,600	21,794
Kasai Kogyo Co. Ltd.	2,400	14,685
Keihin Corp.	4,800	115,077
KYB Corp.(a)	2,400	53,267
Mitsuba Corp.	3,600	20,425
Musashi Seimitsu Industry Co. Ltd.	4,800	53,000
NHK Spring Co. Ltd.	22,800	174,173
Nifco Inc./Japan	9,600	233,269
Nihon Tokushu Toryo Co. Ltd.	1,200	11,147
Nippon Seiki Co. Ltd.	6,000	79,266
Nissin Kogyo Co. Ltd.	4,800	99,458
NOK Corp.	10,800	137,272
Pacific Industrial Co. Ltd.	4,800	52,332
Piolax Inc.	3,600	51,765
Press Kogyo Co. Ltd.	10,800	31,039
Riken Corp.	1,200	33,653
Shoei Co. Ltd.	1,200	53,456
Showa Corp.	6,000	127,215
Sumitomo Riko Co. Ltd.	3,600	23,997
Tachi-S Co. Ltd.	3,600	33,976
Taiho Kogyo Co. Ltd.	2,400	12,682
Tokai Rika Co. Ltd.	6,000	90,502
Topre Corp.	3,600	47,025
Toyo Tire Corp.	13,200	175,731
Toyota Boshoku Corp.	7,200	99,524
TPR Co. Ltd.	2,400	33,486
TS Tech Co. Ltd.	4,800	125,401
Unipres Corp.	4,800	51,887
Yorozu Corp.	2,400	28,636
		2,347,434
Automobiles — 0.1%
Nissan Shatai Co. Ltd.	7,200	66,350

Banks — 3.9%
77 Bank Ltd. (The)	6,000	77,819
Aichi Bank Ltd. (The)	1,200	35,822
Akita Bank Ltd. (The)	1,200	18,657
Aomori Bank Ltd. (The)	1,200	24,831
Awa Bank Ltd. (The)	3,600	72,958
Bank of Iwate Ltd. (The)	2,400	49,440
Security	Shares	Value

Banks (continued)
Bank of Nagoya Ltd. (The)	1,200	$32,218
Bank of Okinawa Ltd. (The)	2,400	67,418
Bank of Saga Ltd. (The)	1,200	15,241
Bank of the Ryukyus Ltd.	4,800	45,079
Chugoku Bank Ltd. (The)	16,800	133,634
Chukyo Bank Ltd. (The)	1,200	23,563
Daishi Hokuetsu Financial Group Inc.	4,800	99,680
Ehime Bank Ltd. (The)	3,600	33,909
Gunma Bank Ltd. (The)	40,800	123,310
Hachijuni Bank Ltd. (The)	42,000	143,680
Hiroshima Bank Ltd. (The)	27,600	120,261
Hokkoku Bank Ltd. (The)	2,400	61 ,499
Hokuhoku Financial Group Inc.	14,400	122,420
Hyakugo Bank Ltd. (The)	24,000	68,308
Hyakujushi Bank Ltd. (The)	2,400	40,606
Iyo Bank Ltd. (The)	27,600	124,867
Juroku Bank Ltd. (The)	3,600	61 ,410
Kansai Mirai Financial Group Inc.	12,074	56,864
Keiyo Bank Ltd. (The)	10,800	50,964
Kiyo Bank Ltd. (The)	7,200	95,186
Kyushu Financial Group Inc.	42,000	143,290
Miyazaki Bank Ltd. (The)	1,200	23,974
Musashino Bank Ltd. (The)	3,600	49,729
Nanto Bank Ltd. (The)	3,600	71 ,756
Nishi-Nippon Financial Holdings Inc.	14,400	82,770
North Pacific Bank Ltd.	32,400	61,277
Ogaki Kyoritsu Bank Ltd. (The)	3,600	67,584
Oita Bank Ltd. (The)	1,200	23,051
San ju San Financial Group Inc.	2,400	32,796
San-in Godo Bank Ltd. (The)	16,800	85,040
Senshu Ikeda Holdings Inc.	27,600	42,475
Shiga Bank Ltd. (The)	4,800	108,447
Shikoku Bank Ltd. (The)	3,600	28,135
Suruga Bank Ltd.(a)	19,200	69,064
Toho Bank Ltd. (The)	21,600	44,055
Tokyo Kiraboshi Financial Group Inc.	3,630	36,716
TOMONY Holdings Inc.	16,800	47,036
Towa Bank Ltd. (The)	3,600	23,229
Yamagata Bank Ltd. (The)	2,400	24,586
Yamaguchi Financial Group Inc.	24,000	127,938
Yamanashi Chuo Bank Ltd. (The)	3,600	27,301
		3,019,893
Beverages — 0.7%
Ito En Ltd.	6,000	264,775
Sapporo Holdings Ltd.	7,200	144,447
Takara Holdings Inc.	18,000	139,675
		548,897
Biotechnology — 0.4%
AnGes Inc.(a)	12,000	43,165
GNI Group Ltd. (a)	4,197	50,077
HEALIOS KK(a)	2,400	37,135
Japan Tissue Engineering Co. Ltd.(a)	1,200	7,654
SanBio Co. Ltd.(a)	3,600	56,270
Takara Bio Inc.	6,000	103,908
		298,209
Building Products — 1.6%
Aica Kogyo Co. Ltd.	6,000	177,722
Bunka Shutter Co. Ltd.	6,000	43,054
Central Glass Co. Ltd.	4,800	91 ,314

14	2 0 2 0 i S h a r e s S e m i - A n n u a l R e p o r t t o S h a r e h o l d e r s

Schedule of Investments (unaudited) (continued)	iShares® MSCI Japan Small-Cap ETF
February 29, 2020	(Percentages shown are based on Net Assets)

Security	Shares	Value

Building Products (continued)
Maeda Kosen Co. Ltd.	2,400	$44,478
Nichias Corp.	7,200	149,053
Nichiha Corp.	2,400	50,107
Nippon Sheet Glass Co. Ltd.	10,800	48,561
Nitto Boseki Co. Ltd.	2,600	100,273
Noritz Corp.	3,600	36,946
Okabe Co. Ltd.	3,600	25,365
Sankyo Tateyama Inc.	2,400	24,141
Sanwa Holdings Corp.	22,800	209,684
Sekisui Jushi Corp.	3,600	70,822
Shin Nippon Air Technologies Co. Ltd.	1,200	20,259
Sinko Industries Ltd.	2,400	33,687
Takara Standard Co. Ltd.	3,600	51,064
Takasago Thermal Engineering Co. Ltd.	4,800	74,226
		1,250,756
Capital Markets — 0.8%
GMO Financial Holdings Inc.	4,800	23,273
Ichiyoshi Securities Co. Ltd.	4,800	23,629
Jafco Co. Ltd.	3,600	137,005
Kyokuto Securities Co. Ltd.	3,600	21,727
M&A Capital Partners Co. Ltd.(a)	1,200	34,877
Marusan Securities Co. Ltd.	6,000	24,086
Matsui Securities Co. Ltd.	14,400	111,740
Monex Group Inc.	19,200	37,024
Okasan Securities Group Inc.	14,400	45,523
SPARX Group Co. Ltd.	10,800	22,228
Strike Co. Ltd.	1,200	44,778
Tokai Tokyo Financial Holdings Inc.	22,800	60,031
Uzabase Inc.(a)	1,200	17,722
		603,643
Chemicals — 5.6%
Achilles Corp.	1,200	18,979
ADEKA Corp.	9,600	126,647
C.I. Takiron Corp.	3,600	20,726
Chugoku Marine Paints Ltd.	4,800	41,074
Dainichiseika Color & Chemicals Manufacturing Co. Ltd.	1,200	26,088
Denka Co. Ltd.	9,600	242,792
DIC Corp.	8,400	199,283
Fujimi Inc.	2,400	61,588
Fujimori Kogyo Co. Ltd.	1,200	31,929
Fuso Chemical Co. Ltd.	2,400	66,416
Hodogaya Chemical Co. Ltd.	1,200	40,662
Ishihara Sangyo Kaisha Ltd.	3,600	23,897
JCU Corp.	2,400	55,848
JSP Corp.	1,200	18,100
Kaneka Corp.	6,000	161,813
Kanto Denka Kogyo Co. Ltd.	4,800	41,029
KH Neochem Co. Ltd.	3,600	69,821
Koatsu Gas Kogyo Co. Ltd.	3,600	22,094
Konishi Co. Ltd.	3,600	44,789
Kumiai Chemical Industry Co. Ltd.	8,449	56,789
Kureha Corp.	2,400	121,485
Lintec Corp.	4,800	102,795
Nihon Nohyaku Co. Ltd.	3,600	16,854
Nihon Parkerizing Co. Ltd.	10,800	99,525
Nippon Kayaku Co. Ltd.	15,600	172,683
Nippon Shokubai Co. Ltd.	3,600	182,895
Nippon Soda Co. Ltd.	2,400	62,256
NOF Corp.	7,200	231,289
Security	Shares	Value

Chemicals (continued)
Okamoto Industries Inc.	1,200	$36,101
Osaka Soda Co. Ltd.	1,200	28,402
Sakai Chemical Industry Co. Ltd.	1,200	21 ,282
Sakata INX Corp.	4,800	42,008
Sanyo Chemical Industries Ltd.	1,200	48,839
Sekisui Plastics Co. Ltd.	2,400	13,906
Shikoku Chemicals Corp.	3,600	36,145
Shin-Etsu Polymer Co. Ltd.	4,800	37,603
Stella Chemifa Corp.	1,200	29,704
Sumitomo Bakelite Co. Ltd.	3,600	108,135
Sumitomo Seika Chemicals Co. Ltd.	1,200	31 ,239
T. Hasegawa Co. Ltd.	3,600	66,950
Taiyo Holdings Co. Ltd.	2,400	95,453
Takasago International Corp.	1,200	22,550
Tanaka Chemical Corp.(a)	1,200	6,631
Tayca Corp.	1,200	16,343
Tenma Corp.	2,400	36,067
Toagosei Co. Ltd.	12,000	119,928
Tokai Carbon Co. Ltd.	22,800	203,977
Tokuyama Corp.	7,200	162,470
Tokyo Ohka Kogyo Co. Ltd.	3,600	129,662
Toyo Ink SC Holdings Co. Ltd	3,600	70,121
Toyobo Co. Ltd.	9,600	120,773
Ube Industries Ltd.	12,000	218,940
Valqua Ltd.	1,200	22,706
Zeon Corp.	16,800	160,890
		4,246,971
Commercial Services & Supplies — 1.7%
Aeon Delight Co. Ltd.	2,400	73,203
Bell System24 Holdings Inc.	3,600	42,987
Central Security Patrols Co. Ltd.	1,300	53,090
Daiseki Co. Ltd.	3,660	87,679
Duskin Co. Ltd.	4,800	124,155
Japan Elevator Service Holdings Co. Ltd.	2,400	46,147
Kokuyo Co. Ltd.	9,600	135,992
Matsuda Sangyo Co. Ltd.	1,260	16,482
Mitsubishi Pencil Co. Ltd.	3,600	49,662
Nichiban Co. Ltd.	1,200	16,999
Nippon Kanzai Co. Ltd.	2,400	39,672
Nippon Parking Development Co. Ltd.	22,800	25,576
Okamura Corp.	7,200	60,342
Oyo Corp.	2,400	27,679
Pilot Corp.	3,600	1 17,313
Prestige International Inc.	12,000	92,783
Raksul Inc.(a)	2,400	62,945
Relia Inc.	4,800	53,667
Sato Holdings Corp.	3,600	81 ,135
Toppan Forms Co. Ltd.	6,000	57,238
		1,264,746
Communications Equipment — 0.1%
Denki Kogyo Co. Ltd.	1,200	30,115
Icom Inc.	1,200	25,788
		55,903
Construction & Engineering — 5.1%
Chiyoda Corp.(a)	19,200	54,112
Chudenko Corp.	3,600	75,060
COMSYS Holdings Corp.	14,400	355,644
Dai-Dan Co. Ltd.	1,200	28,969
Daiho Corp.	1,200	25,532

S c h e d u l e o f I n v e s t m e n t s	15

Schedule of Investments (unaudited)	iShares® MSCI Japan Small-Cap ETF
February 29, 2020	(Percentages shown are based on Net Assets)

Security	Shares	Value

Construction & Engineering (continued)
Hazama Ando Corp.	21,600	$158,398
Hibiya Engineering Ltd.	2,400	39,004
JDC Corp.	3,600	16,921
Kandenko Co. Ltd.	10,800	91,614
Kinden Corp.	15,600	235,884
Kumagai Gumi Co. Ltd.	3,600	95,720
Kyowa Exeo Corp.	12,000	262,439
Kyudenko Corp.	4,800	128,650
Maeda Corp.	16,800	150,455
Maeda Road Construction Co. Ltd.	7,200	213,266
Meisei Industrial Co. Ltd.	3,600	23,830
Mirait Holdings Corp.	8,800	115,604
Nippo Corp.	6,000	136,115
Nippon Densetsu Kogyo Co. Ltd.	3,600	65,715
Nippon Koei Co. Ltd.	1,200	32,908
Nippon Road Co. Ltd. (The)	1,200	72,313
Nishimatsu Construction Co. Ltd.	6,200	130,593
Okumura Corp.	3,600	87,576
OSJB Holdings Corp.	15,600	36,012
Penta-Ocean Construction Co. Ltd.	31,200	166,319
Raito Kogyo Co. Ltd.	4,800	58,340
Raiznext Corp.	3,600	40,617
Sanki Engineering Co. Ltd.	4,800	56,649
Shinnihon Corp.	3,600	25,265
SHO-BOND Holdings Co. Ltd.	3,600	131,498
Sumitomo Densetsu Co. Ltd.	2,400	49,239
Sumitomo Mitsui Construction Co. Ltd.	18,000	91,448
Taihei Dengyo Kaisha Ltd.	1,200	25,476
Taikisha Ltd.	2,400	69,086
Takamatsu Construction Group Co. Ltd.	1,200	25,988
Tekken Corp.	1,200	26,622
Toa Corp./Tokyo	2,400	35,133
Toda Corp.	26,400	158,109
Toenec Corp.	1,200	36,434
Tokyu Construction Co. Ltd.	9,640	60,593
Totetsu Kogyo Co. Ltd.	2,400	61,722
Toyo Construction Co. Ltd.	8,400	35,122
Yahagi Construction Co. Ltd.	3,600	26,667
Yokogawa Bridge Holdings Corp.	3,600	65,549
Yurtec Corp.	4,800	25,231
		3,903,441
Construction Materials — 0.2%
Sumitomo Osaka Cement Co. Ltd.	3,600	123,321

Consumer Finance — 0.5%
Aiful Corp.(a)	36,000	88,444
Hitachi Capital Corp.	6,000	153,636
J Trust Co. Ltd.	7,200	23,095
Jaccs Co. Ltd.	2,400	48,194
Orient Corp.	52,800	65,104
		378,473
Containers & Packaging — 0.5%
FP Corp.	2,400	144,180
Fuji Seal International Inc.	4,800	85,485
Pack Corp. (The)	1,200	39,104
Rengo Co. Ltd.	20,400	138,251
		407,020
Distributors — 0.3%
Arata Corp.	1,200	45,947
Security	Shares	Value

Distributors (continued)
Doshisha Co. Ltd.	2,400	$30,816
PALTAC Corp.	3,600	152,524
		229,287
Diversified Consumer Services — 0.1%
Japan Best Rescue System Co. Ltd.	2,400	16,799
Meiko Network Japan Co. Ltd.	2,400	18,022
Riso Kyoiku Co. Ltd.	12,000	34,043
Studio Alice Co. Ltd.	1,200	17,244
		86,108
Diversified Financial Services — 0.9%
eGuarantee Inc.	3,600	40,451
Financial Products Group Co. Ltd.	7,200	57,138
Fuyo General Lease Co. Ltd.	2,400	135,503
Japan Investment Adviser Co. Ltd.	1,200	16,665
Japan Securities Finance Co. Ltd.	9,600	41 ,563
Mizuho Leasing Co. Ltd.	3,600	95,052
NEC Capital Solutions Ltd.	1,200	23,529
Ricoh Leasing Co. Ltd.	1,200	41 ,329
Zenkoku Hosho Co. Ltd.	6,000	225,004
		676,234
Diversified Telecommunication Services — 0.2%
ARTERIA Networks Corp.	2,400	39,583
Internet Initiative Japan Inc.	3,600	98,757
Vision Inc./Tokyo Japan (a)(b)	2,600	25,743
		164,083
Electric Utilities — 0.6%
Hokkaido Electric Power Co. Inc.	21,600	94,118
Hokuriku Electric Power Co.(a)	20,400	138,061
Okinawa Electric Power Co. Inc. (The)	4,812	82,754
Shikoku Electric Power Co. Inc..	19,200	146,316
		461,249
Electrical Equipment — 1.6%
Chiyoda Integre Co. Ltd.	1,200	20,058
Cosel Co. Ltd.	2,400	22,317
Daihen Corp.	2,400	63,034
Denyo Co. Ltd.	2,400	41 ,296
Fujikura Ltd.	27,600	88,533
Furukawa Electric Co. Ltd.	8,400	185,109
Futaba Corp.	3,600	34,844
GS Yuasa Corp.	7,200	127,292
Idec Corp./Japan	3,600	55,035
Mabuchi Motor Co. Ltd.	4,800	166,653
Nippon Carbon Co. Ltd.(b)	1,200	39,883
Nissin Electric Co. Ltd.	4,800	45,924
Nitto Kogyo Corp.	2,400	42,142
Sanyo Denki Co. Ltd.	1,200	48,894
Sinfonia Technology Co. Ltd.	2,400	22,562
Tatsuta Electric Wire and Cable Co. Ltd.	4,800	23,007
Toyo Tanso Co. Ltd.	1,200	18,801
Ushio Inc.	12,000	150,188
		1,195,572
Electronic Equipment, Instruments & Components — 5.1%
Ai Holdings Corp.	3,600	50,897
Amano Corp.	6,000	147,406
Anritsu Corp.(b)	15,600	256,565
Azbil Corp.	14,400	356,846
Canon Electronics Inc.	2,400	41 ,207
Canon Marketing Japan Inc.	6,000	138,729

16	2 0 2 0 i S h a r e s S e m i - A n n u a l R e p o r t t o S h a r e h o l d e r s

Schedule of Investments (unaudited) (continued)	iShares® MSCI Japan Small-Cap ETF
February 29, 2020	(Percentages shown are based on Net Assets)

Security	Shares	Value

Electronic Equipment, Instruments & Components (continued)
Citizen Watch Co. Ltd.	34,800	$137,761
CMK Corp.	4,800	20,826
CONEXIO Corp.	1,200	14,974
Daiwabo Holdings Co. Ltd.	2,500	126,779
Dexerials Corp.	6,000	44,055
Elematec Corp.	1,200	10,235
Enplas Corp.	1,200	28,524
ESPEC Corp.	2,400	44,300
Hioki E.E. Corp.	1,200	35,934
Hochiki Corp.	1,200	13,339
Horiba Ltd.	4,700	256,645
Hosiden Corp.	6,000	51,843
Ibiden Co. Ltd.	13,200	292,354
Iriso Electronics Co. Ltd.	2,400	81,658
Japan Aviation Electronics Industry Ltd.	6,000	96,398
Japan Cash Machine Co. Ltd.	2,400	14,485
Japan Display Inc.(a)	68,400	38,682
Kaga Electronics Co. Ltd.	2,400	44,033
Koa Corp.	2,400	23,363
Macnica Fuji Electronics Holdings Inc.	4,800	67,151
Maruwa Co. Ltd./Aichi	1,200	76,429
Meiko Electronics Co. Ltd.	2,400	35,622
Nichicon Corp.	4,800	35,378
Nippon Ceramic Co. Ltd.	2,400	48,594
Nippon Chemi-Con Corp.	1,200	17,188
Nippon Electric Glass Co. Ltd.	9,600	162,247
Nippon Signal Co. Ltd.	4,800	51,086
Nissha Co. Ltd.	3,600	28,135
Nohmi Bosai Ltd.	2,400	45,145
Ohara Inc.	1,200	11,815
Oki Electric Industry Co. Ltd.	9,600	105,910
Optex Group Co. Ltd.	3,600	41,018
Osaki Electric Co. Ltd.	3,600	18,256
Restar Holdings Corp.	2,400	35,311
Riken Keiki Co. Ltd.	1,200	22,105
Ryosan Co. Ltd.	2,400	49,662
Ryoyo Electro Corp.	1,200	19,647
Sanshin Electronics Co. Ltd.	1,200	16,643
Siix Corp.	3,600	40,350
Taiyo Yuden Co. Ltd.	14,400	403,171
Tamura Corp.	8,400	38,159
Topcon Corp.	12,000	119,816
V Technology Co. Ltd.	1,200	42,219
Yokowo Co. Ltd.	1,200	27,012
		3,925,907
Energy Equipment & Services — 0.1%
Modec Inc.	2,400	40,206

Entertainment — 1.7%
Amuse Inc.	1,200	25,020
Ateam Inc.	1,200	8,633
Avex Inc.	3,600	33,842
Capcom Co. Ltd.	9,600	261,482
COLOPL Inc.	7,200	55,336
Daiichikosho Co. Ltd.	4,800	196,245
DeNA Co. Ltd.	13,200	169,979
GungHo Online Entertainment Inc.	4,800	75,962
KLab Inc.(a)(b)	3,600	20,325
Koei Tecmo Holdings Co. Ltd.	6,068	150,821
Marvelous Inc.	3,600	20,459
Security	Shares	Value

Entertainment (continued)
Shochiku Co. Ltd.	1,200	$129,162
Toei Animation Co. Ltd.	1,200	49,173
Toei Co. Ltd.	1,000	1 13,383
UUUM Inc.(a)	1,200	25,821
		1,335,643
Equity Real Estate Investment Trusts (REITs) — 11.2%
Activia Properties Inc.	84	400,278
Advance Residence Investment Corp.	156	464,970
AEON REIT Investment Corp.	168	204,344
Comforia Residential REIT Inc.	72	220,609
Daiwa Office Investment Corp.	36	278,014
Frontier Real Estate Investment Corp.	48	178,890
Fukuoka REIT Corp.	84	130,752
Global One Real Estate Investment Corp.	108	129,262
GLP J-REIT	409	518,715
Hankyu Hanshin REIT Inc.	72	106,533
Heiwa Real Estate REIT Inc.	108	133,367
Hoshino Resorts REIT Inc.	24	103,463
Hulic Reit Inc.	132	222,845
Ichigo Office REIT Investment Corp.	144	140,442
Industrial & Infrastructure Fund Investment Corp.	180	283,187
Invesco Office J-Reit Inc.	1,044	212,739
Invincible Investment Corp.	720	293,367
Japan Excellent Inc.	132	220,765
Japan Hotel REIT Investment Corp.	528	295,658
Japan Logistics Fund Inc.	108	268,736
Japan Rental Housing Investments Inc.	204	184,586
Kenedix Office Investment Corp.	48	358,671
Kenedix Residential Next Investment Corp.	108	185,332
Kenedix Retail REIT Corp.	48	106,667
LaSalle Logiport REIT	144	210,930
MCUBS MidCity Investment Corp.	180	187,902
Mirai Corp.	192	89,000
Mitsubishi Estate Logistics REIT Investment Corp.	34	120,410
Mitsui Fudosan Logistics Park Inc.	48	214,713
Mori Hills REIT Investment Corp.	204	321,135
Mori Trust Hotel Reit Inc.	48	56,604
Mori Trust Sogo REIT Inc.	120	203,922
Nippon Accommodations Fund Inc.	48	294,145
NIPPON REIT Investment Corp.	48	207,370
One REIT Inc.	24	72,980
Premier Investment Corp.	156	214,045
Samty Residential Investment Corp.	36	31 ,673
Sekisui House Reit Inc.	480	379,586
Star Asia Investment Corp.	48	44,767
Starts Proceed Investment Corp.	24	43,477
Takara Leben Real Estate Investment Corp.	48	47,927
Tokyu REIT Inc.	108	193,642
		8,576,420
Food & Staples Retailing — 3.4%
Ain Holdings Inc.	2,500	144,625
Arcs Co. Ltd.	4,800	76,896
Axial Retailing Inc.	1,200	38,214
Belc Co. Ltd.	1,200	57,628
Cawachi Ltd.	1,200	22,339
cocokara fine Inc.	2,400	1 10,249
Cosmos Pharmaceutical Corp.	1,200	260,659
Create SD Holdings Co. Ltd.	3,600	81 ,569
Daikokutenbussan Co. Ltd.	1,200	33,876

S c h e d u l e o f I n v e s t m e n t s	17

Schedule of Investments (unaudited) (continued)	iShares® MSCI Japan Small-Cap ETF
February 29, 2020	(Percentages shown are based on Net Assets)

Security	Shares	Value

Food & Staples Retailing (continued)
G-7 Holdings Inc.	1,200	$24,341
Genky DrugStores Co. Ltd.	1,200	19,903
Halows Co. Ltd.	1,200	27,557
Heiwado Co. Ltd.	3,600	55,903
JM Holdings Co. Ltd.	1,200	23,607
Kansai Super Market Ltd.	1,200	9,656
Kato Sangyo Co. Ltd.	2,400	66,973
Kobe Bussan Co. Ltd.	7,200	262,662
Kusuri no Aoki Holdings Co. Ltd.	2,200	134,613
Life Corp.	1,200	26,155
Matsumotokiyoshi Holdings Co. Ltd.	8,400	275,289
Ministop Co. Ltd.	1,200	15,942
Mitsubishi Shokuhin Co. Ltd.	1,200	29,181
Nihon Chouzai Co. Ltd.	1,200	39,772
Okuwa Co. Ltd.	2,400	29,570
Qol Holdings Co. Ltd.	2,400	27,634
Retail Partners Co. Ltd.	3,000	19,246
San-A Co. Ltd.	1,200	43,554
Shoei Foods Corp.	1,200	35,656
Sogo Medical Holdings Co. Ltd.	2,400	56,626
Sugi Holdings Co. Ltd.	4,200	198,971
United Super Markets Holdings Inc.	6,000	47,559
Valor Holdings Co. Ltd.	4,800	72,758
YAKUODO Holdings Co. Ltd.	1,300	26,744
Yaoko Co. Ltd.	2,400	129,940
Yokohama Reito Co. Ltd.	4,800	37,959
		2,563,826
Food Products — 4.4%
Ariake Japan Co. Ltd.	2,500	159,459
Chubu Shiryo Co. Ltd.	2,400	31,684
DyDo Group Holdings Inc.	1,200	39,104
Ezaki Glico Co. Ltd.	4,800	197,803
Feed One Co. Ltd.	13,200	18,968
Fuji Oil Holdings Inc.	6,000	139,341
Fujicco Co. Ltd.	2,400	38,826
Fujiya Co. Ltd.	1,200	21,316
Hokuto Corp.	2,400	40,896
House Foods Group Inc.	7,200	212,599
Itoham Yonekyu Holdings Inc.	16,800	92,827
J-Oil Mills Inc.	1,200	44,778
Kagome Co. Ltd.	8,400	181,293
Kameda Seika Co. Ltd.	1,200	48,672
Kenko Mayonnaise Co. Ltd.	1,200	21,894
Kewpie Corp.	12,000	220,832
KEY Coffee Inc.	2,400	45,346
Kotobuki Spirits Co. Ltd.	2,400	115,478
Marudai Food Co. Ltd.	2,400	39,316
Maruha Nichiro Corp.	4,800	100,837
Megmilk Snow Brand Co. Ltd.	6,000	120,985
Mitsui Sugar Co. Ltd.	1,200	21,126
Morinaga & Co. Ltd./Japan	4,800	189,793
Morinaga Milk Industry Co. Ltd.	3,600	127,826
Nagatanien Holdings Co. Ltd.	1,200	22,417
Nichirei Corp.	12,200	311,376
Nippon Beet Sugar Manufacturing Co. Ltd.	1,200	19,135
Nippon Flour Mills Co. Ltd.	4,800	71,378
Nippon Suisan Kaisha Ltd.	32,400	153,492
Nisshin Oillio Group Ltd. (The)	2,400	74,204
Prima Meat Packers Ltd.	3,600	74,159
Riken Vitamin Co. Ltd.	1,200	42,108
Security	Shares	Value

Food Products (continued)
Rock Field Co. Ltd.	2,400	$28,124
Rokko Butter Co. Ltd.	1,200	14,974
S Foods Inc.	2,400	49,862
Sakata Seed Corp.	3,600	100,292
Showa Sangyo Co. Ltd.	2,400	65,504
Starzen Co. Ltd.	1,200	46,781
Warabeya Nichiyo Holdings Co. Ltd.	1,200	18,067
		3,362,872
Gas Utilities — 0.3%
K&O Energy Group Inc.	1,200	16,943
Nippon Gas Co. Ltd.	4,800	152,635
Shizuoka Gas Co. Ltd.	6,000	48,116
		217,694
Health Care Equipment & Supplies — 1.8%
CYBERDYNE Inc.(a)	13,200	53,600
Eiken Chemical Co. Ltd.	3,600	63,313
Hogy Medical Co. Ltd.	2,400	68,641
Jeol Ltd.	4,800	126,425
Mani Inc.	8,400	178,490
Menicon Co. Ltd.	2,400	98,123
Nagaileben Co. Ltd.	2,400	49,106
Nakanishi Inc.	7,200	108,602
Nihon Kohden Corp.	9,600	285,690
Nikkiso Co. Ltd.	6,000	53,623
Nipro Corp.	16,800	179,113
Paramount Bed Holdings Co. Ltd.	2,400	93,116
		1,357,842
Health Care Providers & Services — 1.3%
As One Corp.	1,200	90,224
BML Inc.	2,400	64,725
Elan Corp.	1,200	15,030
Japan Lifeline Co. Ltd.	7,200	87,643
Japan Medical Dynamic Marketing Inc.	1,200	17,889
Miraca Holdings Inc.	6,000	149,354
NichiiGakkan Co. Ltd.	4,800	49,929
Ship Healthcare Holdings Inc.	4,800	194,910
Solasto Corp.	6,000	54,624
Toho Holdings Co. Ltd.	6,000	1 13,475
Tokai Corp./Gifu	2,400	51 ,798
Tsukui Corp.	6,000	27,590
Vital KSK Holdings Inc.	6,000	55,959
		973,150
Health Care Technology — 0.1%
EM Systems Co. Ltd.	3,600	29,704
Medical Data Vision Co. Ltd.(a)	2,400	16,287
		45,991
Hotels, Restaurants & Leisure — 3.9%
Aeon Fantasy Co. Ltd.	1,200	20,559
Arcland Service Holdings Co. Ltd.	2,400	36,868
Atom Corp.	10,800	90,012
BRONCO BILLY Co. Ltd.	1,200	23,752
Colowide Co. Ltd.	7,200	1 18,481
Create Restaurants Holdings Inc.	9,600	76,095
Curves Holdings Co. Ltd.(a)	5,200	39,097
Daisyo Corp.	1,200	14,985
Doutor Nichires Holdings Co. Ltd.	3,600	60,509
Fuji Kyuko Co. Ltd.	2,400	62,055
Fujio Food System Co. Ltd.	2,400	31 ,751
Fujita Kanko Inc.	1,200	22,005

18	2 0 2 0 i S h a r e s S e m i - A n n u a l R e p o r t t o S h a r e h o l d e r s

Schedule of Investments (unaudited) (continued)	iShares® MSCI Japan Small-Cap ETF
February 29, 2020	(Percentages shown are based on Net Assets)

Security	Shares	Value

Hotels, Restaurants & Leisure (continued)
Hiday Hidaka Corp.	2,484	$37,560
HIS Co. Ltd.	3,600	71,089
Ichibanya Co. Ltd.	1,300	53,029
Kappa Create Co. Ltd.	3,600	42,620
Kisoji Co. Ltd.	2,400	55,803
KNT-CT Holdings Co. Ltd.(a)	1,200	10,458
KOMEDA Holdings Co. Ltd.	6,000	101,683
Koshidaka Holdings Co. Ltd.	4,800	25,054
Kourakuen Holdings Corp.	1,200	16,765
Kura Sushi Inc.	1,200	50,118
Kyoritsu Maintenance Co. Ltd.(b)	3,680	113,097
Matsuyafoods Holdings Co. Ltd.	1,200	42,331
Monogatari Corp. (The)	600	37,881
MOS Food Services Inc.	2,400	54,735
Ohsho Food Service Corp.	1,200	63,524
Pepper Food Service Co. Ltd.	1,200	7,765
Plenus Co. Ltd.	2,400	37,981
Renaissance Inc.	1,200	15,186
Resorttrust Inc.	9,600	126,914
Ringer Hut Co. Ltd.(b)	2,400	46,525
Round One Corp.	7,200	53,801
Royal Holdings Co. Ltd.	3,600	59,808
Saizeriya Co. Ltd.	3,600	68,352
SFP Holdings Co. Ltd.	1,200	19,458
Skylark Holdings Co. Ltd.	22,800	342,005
St. Marc Holdings Co. Ltd.	2,400	42,898
Sushiro Global Holdings Ltd.	3,100	221,295
TKP Corp.(a)	1,600	37,973
Tokyo Dome Corp.	9,600	73,336
Tokyotokeiba Co. Ltd.	2,400	73,091
Toridoll Holdings Corp.	2,400	48,372
Tosho Co. Ltd.	1,200	17,489
WATAMI Co. Ltd.	2,400	21,427
Yoshinoya Holdings Co. Ltd.	7,200	143,179
Zensho Holdings Co. Ltd.	9,600	175,419
		3,004,190
Household Durables — 1.8%
Chofu Seisakusho Co. Ltd.	2,400	47,103
Corona Corp.	1,200	10,636
ES-Con Japan Ltd.	3,600	23,129
Foster Electric Co. Ltd.	2,400	31,973
France Bed Holdings Co. Ltd.	2,400	19,113
Fujitsu General Ltd.	7,200	143,246
Haseko Corp.	31,200	402,058
Hinokiya Group Co. Ltd.	1,200	20,114
JVCKenwood Corp.	20,400	41,419
LEC Inc.	3,000	26,227
Pressance Corp.	3,600	38,048
Sangetsu Corp.	6,000	91,837
Starts Corp. Inc.	3,600	74,226
Sumitomo Forestry Co. Ltd.	15,600	232,557
Tama Home Co. Ltd.	1,200	14,084
Tamron Co. Ltd.	1,200	26,511
Token Corp.	1,220	84,602
Zojirushi Corp.	3,600	55,736
		1,382,619
Household Products — 0.1%
Earth Corp.	1,200	62,411
Security	Shares	Value

Household Products (continued)
S.T. Corp.	1,200	$16,243
		78,654
Independent Power and Renewable Electricity Producers — 0.1%
eRex Co. Ltd.	2,400	28,881
RENOVA Inc.(a)	2,400	21 ,271
		50,152
Industrial Conglomerates — 0.4%
Katakura Industries Co. Ltd.	2,400	27,612
Mie Kotsu Group Holdings Inc.	6,000	27,145
Nisshinbo Holdings Inc.	16,800	143,290
Noritsu Koki Co. Ltd.	2,400	28,525
TOKAI Holdings Corp.	12,000	98,234
		324,806
Insurance — 0.1%
Anicom Holdings Inc.	2,100	65,220

Interactive Media & Services — 0.5%
Bengo4.com Inc.(a)	1,200	43,610
COOKPAD Inc.(a)	6,000	15,241
Dip Corp.	3,600	87,209
Gree Inc.	14,400	58,740
Gurunavi Inc.	3,600	24,230
Itokuro Inc.(a)	1,200	15,219
Kamakura Shinsho Ltd.	2,400	29,281
Lifull Co. Ltd.	7,200	27,635
Mixi Inc.	4,800	76,229
MTI Ltd.	2,400	12,482
ZIGExN Co. Ltd.	6,000	21 ,138
		411,014
Internet & Direct Marketing Retail — 0.3%
ASKUL Corp.	2,400	67,640
Belluna Co. Ltd.	6,000	30,149
Demae-Can Co. Ltd.	2,400	22,028
Enigmo Inc.	2,400	16,576
Istyle Inc.(a)	4,800	12,994
Media Do Holdings Co. Ltd.	1,200	31 ,562
Oisix ra daichi Inc.(a)	2,400	23,963
Open Door Inc.(a)	1,200	11 ,403
		216,315
IT Services — 3.4%
Argo Graphics Inc.	1,200	35,600
Change Inc.(a)	1,200	37,603
Comture Corp.	2,400	47,059
Digital Garage Inc.	3,600	1 12,641
Digital Hearts Holdings Co. Ltd.	1,200	9,000
DTS Corp.	4,800	87,843
Future Corp.	2,400	35,378
GMO internet Inc.	8,400	139,630
Ines Corp.	2,400	32,797
Infocom Corp.	2,400	60,498
Information Services International-Dentsu Ltd.	1,200	51,119
Kanematsu Electronics Ltd.	1,200	34,265
LAC Co. Ltd.	2,400	19,424
Mitsubishi Research Institute Inc.	1,200	41 ,941
NEC Networks & System Integration Corp.	2,400	88,444
NET One Systems Co. Ltd.	9,600	199,627
Nihon Unisys Ltd.	8,400	253,484
NS Solutions Corp.	3,600	99,858
NSD Co. Ltd.	9,600	153,525

S c h e d u l e o f I n v e s t m e n t s	19

Schedule of Investments (unaudited) (continued)	iShares® MSCI Japan Small-Cap ETF
February 29, 2020	(Percentages shown are based on Net Assets)

Security	Shares	Value

IT Services (continued)
Oro Co. Ltd.	1,200	$30,193
SB Technology Corp.	1,200	22,651
SCSK Corp.	6,056	312,723
SHIFT Inc.(a)	1,200	71,534
TechMatrix Corp.	2,400	54,757
TIS Inc.	8,448	500,466
TKC Corp.	1,200	54,401
Transcosmos Inc.	2,400	52,755
		2,639,216
Leisure Products — 0.5%
Heiwa Corp.	6,016	112,328
Mars Group Holdings Corp.	1,200	19,691
Mizuno Corp.	2,400	47,682
Tomy Co. Ltd.	9,600	84,995
Universal Entertainment Corp.	3,600	97,422
Yonex Co. Ltd.	6,000	30,482
		392,600
Life Sciences Tools & Services — 0.1%
CMIC Holdings Co. Ltd.	1,200	15,252
EPS Holdings Inc.	3,600	37,547
		52,799
Machinery — 5.8%
Aichi Corp.	3,600	20,759
Aida Engineering Ltd.	6,000	44,723
Anest Iwata Corp.	3,600	32,741
Asahi Diamond Industrial Co. Ltd.	6,000	29,314
Bando Chemical Industries Ltd.	3,600	23,296
CKD Corp.	6,000	92,449
Daiwa Industries Ltd.	3,600	33,242
DMG Mori Co. Ltd.	13,200	166,797
Ebara Corp.	10,800	257,422
Fuji Corp./Aichi	7,200	115,811
Fujitec Co. Ltd.	7,200	100,192
Fukushima Galilei Co. Ltd.	1,200	38,604
Furukawa Co. Ltd.	3,600	40,517
Giken Ltd.	1,800	60,075
Glory Ltd.	6,000	159,866
Harmonic Drive Systems Inc.	4,800	202,030
Hirata Corp.	1,200	55,848
Hisaka Works Ltd.	2,400	17,822
Hitachi Zosen Corp.	19,200	66,750
Iseki & Co. Ltd.	2,400	25,632
Japan Steel Works Ltd. (The)	7,200	105,131
Kitz Corp.	8,400	50,152
Komori Corp.	6,000	45,779
Kyokuto Kaihatsu Kogyo Co. Ltd.	3,600	41,452
Makino Milling Machine Co. Ltd.	2,400	81,658
Max Co. Ltd.	2,400	39,672
Meidensha Corp.	3,600	57,872
METAWATER Co. Ltd.	1,200	42,386
Mitsubishi Logisnext Co. Ltd.	2,400	30,038
Mitsuboshi Belting Ltd.	2,400	32,886
Mitsui E&S Holdings Co. Ltd.(a)	8,400	60,431
Miura Co. Ltd.	9,600	314,170
Morita Holdings Corp.	3,600	56,204
Nachi-Fujikoshi Corp.	1,200	39,605
Nihon Trim Co. Ltd.	1,200	35,044
Nippon Sharyo Ltd.(a)	1,200	28,758
Nippon Thompson Co. Ltd.	6,000	20,693
Security	Shares	Value

Machinery (continued)
Nissei ASB Machine Co. Ltd.	1,200	$38,381
Nitta Corp.	2,400	54,157
Nitto Kohki Co. Ltd.	1,200	22,840
Nittoku Co. Ltd.	1,200	35,044
Noritake Co. Ltd./Nagoya Japan	1,200	42,275
NTN Corp.	48,000	116,145
Obara Group Inc.	1,200	32,151
Oiles Corp.	2,496	32,813
OKUMA Corp.	2,400	101,905
Organo Corp.	1,200	70,755
OSG Corp.	9,600	144,091
Rheon Automatic Machinery Co. Ltd.	2,400	25,810
Ryobi Ltd.	2,400	31 ,239
Shibuya Corp.	1,200	29,114
Shima Seiki Manufacturing Ltd.	3,600	56,504
Shinmaywa Industries Ltd.	4,800	54,201
Sintokogio Ltd.	4,800	34,310
Sodick Co. Ltd.	4,800	32,263
Star Micronics Co. Ltd.	3,600	40,484
Tadano Ltd.	12,000	100,459
Takeuchi Manufacturing Co. Ltd.	3,600	55,236
Takuma Co. Ltd.	8,400	92,204
Teikoku Sen-I Co. Ltd.	2,400	42,742
Tocalo Co. Ltd.	6,800	60,142
Toshiba Machine Co. Ltd.	2,400	65,971
Tsubaki Nakashima Co. Ltd.	4,800	45,657
Tsubakimoto Chain Co.	2,400	65,482
Tsugami Corp.	4,800	38,982
Tsukishima Kikai Co. Ltd.	3,600	41 ,452
Tsurumi Manufacturing Co. Ltd.	2,400	38,470
Union Tool Co.	1,200	29,459
YAMABIKO Corp.	3,600	29,036
Yamashin-Filter Corp.	3,600	22,562
Yushin Precision Equipment Co. Ltd.	2,400	18,000
		4,406,157
Marine — 0.2%
Iino Kaiun Kaisha Ltd.	9,600	29,459
Kawasaki Kisen Kaisha Ltd.(a)	9,600	108,224
NS United Kaiun Kaisha Ltd.	1,200	19,024
		156,707
Media — 0.6%
F@N Communications Inc.	4,800	19,625
Kadokawa Dwango(a)	4,808	62,983
Macromill Inc.	4,800	37,558
OPT Holding Inc.	1,200	18,256
Proto Corp.	2,400	24,119
RPA Holdings Inc.(a)	2,400	19,647
SKY Perfect JSAT Holdings Inc.	15,600	67,251
Tokyo Broadcasting System Holdings Inc.	3,600	56,204
TV Asahi Holdings Corp.	2,400	40,606
ValueCommerce Co. Ltd.	2,400	45,768
Vector Inc.(a)	3,600	30,204
Wowow Inc.	1,200	26,934
Zenrin Co. Ltd.	3,600	42,086
		491,241
Metals & Mining — 1.9%
Aichi Steel Corp.	1,200	33,331
Asahi Holdings Inc.	4,800	109,159
Daido Steel Co. Ltd.	2,400	87,331

20	2 0 2 0 i S h a r e s S e m i - A n n u a l R e p o r t t o S h a r e h o l d e r s

Schedule of Investments (unaudited) (continued)	iShares® MSCI Japan Small-Cap ETF
February 29, 2020	(Percentages shown are based on Net Assets)

Security	Shares	Value

Metals & Mining (continued)
Dowa Holdings Co. Ltd.	6,000	$198,304
Godo Steel Ltd.	1,200	27,479
Kobe Steel Ltd.	36,000	133,834
Kyoei Steel Ltd.	2,400	36,379
Mitsui Mining & Smelting Co. Ltd.	7,200	172,816
Nakayama Steel Works Ltd.	2,400	9,145
Neturen Co. Ltd.	3,600	22,728
Nippon Denko Co. Ltd.(a)	12,000	16,243
Nippon Light Metal Holdings Co. Ltd.	62,400	109,915
Nittetsu Mining Co. Ltd.	1,200	42,776
Osaka Steel Co. Ltd.	1,200	15,653
OSAKA Titanium Technologies Co. Ltd	2,400	24,497
Pacific Metals Co. Ltd.	1,200	21,749
Sanyo Special Steel Co. Ltd	2,400	26,144
Toho Titanium Co. Ltd.	3,600	24,063
Toho Zinc Co. Ltd.	1,200	16,932
Tokyo Steel Manufacturing Co. Ltd.	12,000	76,540
Topy Industries Ltd.	1,200	16,799
UACJ Corp.	3,614	63,525
Yamato Kogyo Co. Ltd.	4,800	100,570
Yodogawa Steel Works Ltd.	2,400	40,428
		1,426,340
Multiline Retail — 0.7%
Fuji Co. Ltd./Ehime	2,400	35,778
H2O Retailing Corp.	10,835	83,675
Izumi Co. Ltd.	3,600	98,890
Kintetsu Department Store Co. Ltd.	1,200	28,035
Matsuya Co. Ltd.	3,600	21,327
Seria Co. Ltd.	4,800	128,516
Takashimaya Co. Ltd.	16,800	157,152
		553,373
Oil, Gas & Consumable Fuels — 0.6%
Cosmo Energy Holdings Co. Ltd.	7,200	120,284
Itochu Enex Co. Ltd.	6,000	46,836
Iwatani Corp.	3,600	118,315
Japan Petroleum Exploration Co. Ltd.	3,600	77,130
Mitsuuroko Group Holdings Co. Ltd.	2,400	22,561
San-Ai Oil Co. Ltd.	6,000	52,510
Sinanen Holdings Co. Ltd.	1,200	22,328
		459,964
Paper & Forest Products — 0.5%
Daiken Corp.	1,200	18,423
Daio Paper Corp.	8,400	111,595
Hokuetsu Corp.	14,400	58,607
Nippon Paper Industries Co. Ltd.	12,000	173,995
Tokushu Tokai Paper Co. Ltd.	1,200	39,939
		402,559
Personal Products — 1.2%
Euglena Co. Ltd.(a)	8,400	60,275
Fancl Corp.	8,400	206,992
Kitanotatsujin Corp.	7,200	34,777
Mandom Corp.	4,800	102,617
Milbon Co. Ltd	2,400	115,923
Noevir Holdings Co. Ltd.	1,200	51,175
Rohto Pharmaceutical Co. Ltd.	10,800	307,384
YA-MAN Ltd.	3,600	17,422
		896,565
Pharmaceuticals — 1.8%
ASKA Pharmaceutical Co. Ltd.	2,400	21,671
Security	Shares	Value

Pharmaceuticals (continued)
Fuji Pharma Co. Ltd.	1,200	$11,826
JCR Pharmaceuticals Co. Ltd.	1,300	115,580
Kaken Pharmaceutical Co. Ltd.	3,600	174,885
Kissei Pharmaceutical Co. Ltd.	3,600	87,276
KYORIN Holdings Inc.	4,800	96,209
Mochida Pharmaceutical Co. Ltd.	2,400	84,439
Nichi-Iko Pharmaceutical Co. Ltd.	6,050	65,175
Sawai Pharmaceutical Co. Ltd.	4,800	272,340
Seikagaku Corp.	4,800	45,079
Sosei Group Corp.(a)	8,400	128,105
Torii Pharmaceutical Co. Ltd.	1,200	35,878
Towa Pharmaceutical Co. Ltd.	2,400	47,704
Tsumura & Co.	7,200	167,943
ZERIA Pharmaceutical Co. Ltd	3,600	59,174
		1,413,284
Professional Services — 2.6%
Altech Corp.	1,380	20,777
BayCurrent Consulting Inc.	1,200	71 ,645
Benefit One Inc.	8,400	128,182
BeNEXT Group Inc.	2,400	18,668
en-japan Inc	3,600	99,324
FULLCAST Holdings Co. Ltd.	2,400	42,052
Funai Soken Holdings Inc.	4,800	1 10,672
Insource Co. Ltd.	1,200	28,369
IR Japan Holdings Ltd.	1,200	72,201
JAC Recruitment Co. Ltd.	1,200	15,542
Link And Motivation Inc.(b)	3,600	14,885
Meitec Corp.	2,400	1 13,475
Nihon M&A Center Inc.	15,600	474,371
Nomura Co. Ltd.	9,600	87,487
Outsourcing Inc.	12,000	87,554
Pasona Group Inc.	2,400	24,631
SMS Co. Ltd.	8,400	161,124
S-Pool Inc.	6,000	37,324
Tanseisha Co. Ltd.	3,600	32,641
TechnoPro Holdings Inc.	3,700	220,220
UT Group Co. Ltd.(b)	3,600	71 ,756
WDB Holdings Co. Ltd.	1,200	24,531
World Holdings Co. Ltd.	1,200	18,501
YAMADA Consulting Group Co. Ltd.	1,200	14,474
Yumeshin Holdings Co. Ltd.(b)	4,800	31 ,595
		2,022,001
Real Estate Management & Development — 2.3%
Daibiru Corp.	4,800	53,533
Goldcrest Co. Ltd.	1,200	18,423
Heiwa Real Estate Co. Ltd.	3,600	100,292
Ichigo Inc.	30,000	91,225
Japan Asset Marketing Co. Ltd.(a)	24,000	27,145
Katitas Co. Ltd.	2,400	80,545
Keihanshin Building Co. Ltd.	3,600	44,022
Kenedix Inc.	25,200	135,970
Leopalace21 Corp.(a)	28,800	87,843
Open House Co. Ltd.	7,200	181,694
Raysum Co. Ltd.	1,200	8,967
Relo Group Inc.	12,000	262,662
SAMTY Co. Ltd.	2,500	35,739
Sun Frontier Fudousan Co. Ltd.	3,600	35,611
Takara Leben Co. Ltd.	9,600	37,914
TOC Co. Ltd.	4,800	30,438

S c h e d u l e o f I n v e s t m e n t s	21

Schedule of Investments (unaudited) (continued)	iShares® MSCI Japan Small-Cap ETF
February 29, 2020	(Percentages shown are based on Net Assets)

Security	Shares	Value

Real Estate Management & Development (continued)
Tokyo Tatemono Co. Ltd.	22,800	$311,356
Tosei Corp.	3,600	38,782
Unizo Holdings Co. Ltd.	3,600	197,914
		1,780,075
Road & Rail — 2.2%
Fukuyama Transporting Co. Ltd.	3,600	108,135
Hamakyorex Co. Ltd.	1,200	31,317
Hitachi Transport System Ltd.	4,800	129,317
Maruzen Showa Unyu Co. Ltd.	1,200	26,678
Nankai Electric Railway Co. Ltd.	12,000	265,220
Nikkon Holdings Co. Ltd.	7,200	139,308
Nishi-Nippon Railroad Co. Ltd.	7,200	158,398
Sakai Moving Service Co. Ltd.	1,200	57,183
Sankyu Inc.	6,000	255,597
Seino Holdings Co. Ltd.	16,800	182,228
Senko Group Holdings Co. Ltd.	13,200	96,921
Sotetsu Holdings Inc.	8,400	191,261
Trancom Co. Ltd.	1,200	76,540
		1,718,103
Semiconductors & Semiconductor Equipment — 2.0%
Ferrotec Holdings Corp.	3,600	21,694
Japan Material Co. Ltd.	7,200	85,707
Lasertec Corp.	9,500	433,760
Megachips Corp.	1,200	16,220
Micronics Japan Co. Ltd.	3,600	31,673
Mimasu Semiconductor Industry Co. Ltd.	1,200	22,217
Mitsui High-Tec Inc.	2,400	30,460
Optorun Co. Ltd.	2,400	63,746
Rorze Corp.	1,200	36,824
RS Technologies Co. Ltd.	1,200	26,266
Sanken Electric Co. Ltd.	2,400	56,893
SCREEN Holdings Co. Ltd.	4,900	248,487
Shindengen Electric Manufacturing Co. Ltd.	1,200	33,431
Shinko Electric Industries Co. Ltd.	7,200	79,232
Tokyo Seimitsu Co. Ltd.	3,600	112,808
Tri Chemical Laboratories Inc.	1,100	86,071
Ulvac Inc.	4,800	139,730
		1,525,219
Software — 1.5%
Broadleaf Co. Ltd.	10,800	44,355
Computer Engineering & Consulting Ltd.	2,400	37,558
Cybozu Inc.	2,400	40,473
Digital Arts Inc.	1,200	56,849
Fixstars Corp.	2,400	24,920
Fuji Soft Inc.	2,400	79,321
Fukui Computer Holdings Inc	1,200	29,926
Gunosy Inc.(a)	1,200	10,936
Infomart Corp.	24,000	141,955
Justsystems Corp.	3,600	172,215
Miroku Jyoho Service Co. Ltd.	2,400	53,467
Money Forward Inc.(a)(b)	1,600	68,233
OBIC Business Consultants Co. Ltd.	2,400	83,549
Optim Corp.(a)	1,000	35,276
PKSHA Technology Inc.(a)	1,200	26,667
Rakus Co. Ltd.	4,800	67,685
Sansan Inc.(a)	1,200	55,569
Sourcenext Corp.	9,600	27,590
Systena Corp	8,400	108,636
Security	Shares	Value

Software (continued)
UNITED Inc./Japan	1,200	$10,658
		1,175,838
Specialty Retail — 2.6%
Adastria Co. Ltd.	3,600	58,406
Alpen Co. Ltd.	2,400	35,511
AOKI Holdings Inc.	4,800	40,406
Aoyama Trading Co. Ltd.	4,800	53,623
Arcland Sakamoto Co. Ltd.	2,400	24,342
Asahi Co. Ltd.	1,200	12,015
Autobacs Seven Co. Ltd.	8,400	107,701
Bic Camera Inc.	12,000	106,021
Chiyoda Co. Ltd.	2,400	27,078
DCM Holdings Co. Ltd.	12,000	109,359
EDION Corp.	9,600	80,634
Geo Holdings Corp.	3,600	39,149
IDOM Inc.	6,000	28,480
JINS Holdings Inc.	1,200	73,759
Joshin Denki Co. Ltd.	2,400	40,072
Joyful Honda Co. Ltd.	6,000	63,246
Keiyo Co. Ltd.	4,800	20,960
Kohnan Shoji Co. Ltd.	3,600	72,557
Komeri Co. Ltd.	3,600	65,081
K's Holdings Corp.	21,600	237,697
LIXIL VIVA Corp.	2,600	48,908
Nextage Co. Ltd.	3,600	28,335
Nishimatsuya Chain Co. Ltd.	4,800	34,710
Nojima Corp.	3,600	64,114
PAL GROUP Holdings Co. Ltd.	2,400	32,240
Sac's Bar Holdings Inc.	2,400	16,131
Sanrio Co. Ltd.	6,000	90,780
Shimachu Co. Ltd.	4,800	1 17,881
T-Gaia Corp.	2,400	45,902
Tokyo Base Co. Ltd.(a)	1,200	4,194
United Arrows Ltd.	2,400	53,645
VT Holdings Co. Ltd.	8,400	28,191
World Co. Ltd.	2,400	44,789
Xebio Holdings Co. Ltd.	2,400	21 ,872
Yellow Hat Ltd.	3,600	48,594
		1,976,383
Technology Hardware, Storage & Peripherals — 0.6%
Eizo Corp.	1,200	38,437
Elecom Co. Ltd.	2,400	80,768
Maxell Holdings Ltd.	6,000	71 ,701
MCJ Co. Ltd.	7,200	41 ,518
Melco Holdings Inc.	1,200	23,707
Riso Kagaku Corp.	2,400	37,269
Roland DG Corp.	1,200	18,056
Toshiba TEC Corp.	2,400	88,555
Wacom Co. Ltd.	15,600	48,305
		448,316
Textiles, Apparel & Luxury Goods — 1.2%
Asics Corp.	18,900	203,079
Descente Ltd.	3,600	49,228
Fujibo Holdings Inc.	1,200	32,941
Goldwin Inc.	2,400	146,405
Gunze Ltd.	1,200	42,609
Japan Wool Textile Co. Ltd. (The)	4,800	39,872
Kurabo Industries Ltd.	2,400	43,321
Onward Holdings Co. Ltd.	10,800	52,366

22	2 0 2 0 i S h a r e s S e m i - A n n u a l R e p o r t t o S h a r e h o l d e r s

Schedule of Investments (unaudited) (continued)	iShares® MSCI Japan Small-Cap ETF
February 29, 2020	(Percentages shown are based on Net Assets)

Security	Shares	Value

Textiles, Apparel & Luxury Goods (continued)
Seiko Holdings Corp.	2,400	$46,569
Seiren Co. Ltd.	4,800	61,766
TSI Holdings Co. Ltd.	7,200	27,902
Wacoal Holdings Corp.	4,800	112,318
Yondoshi Holdings Inc.	2,400	45,813
		904,189
Thrifts & Mortgage Finance — 0.1%
Aruhi Corp.	3,600	52,866

Trading Companies & Distributors — 2.0%
Advan Co. Ltd.	2,400	23,184
Chori Co. Ltd.	1,200	19,825
Daiichi Jitsugyo Co. Ltd.	1,200	37,102
Gecoss Corp.	1,200	9,923
Hanwa Co. Ltd.	3,600	73,926
Inaba Denki Sangyo Co. Ltd.	4,800	106,400
Inabata o. Ltd.	,800	55,93
& C	4	7
Japan Pulp & Paper Co. Ltd.	1,200	38,715
Kamei Corp.	2,400	21,961
Kanamoto Co. Ltd.	3,600	79,733
Kanematsu Corp.	8,400	91,270
Nagase & Co. Ltd.	12,000	144,291
Nichiden Corp.	1,200	19,046
Nippon Steel Trading Corp.	1,344	54,575
Nishio Rent All Co. Ltd.	2,400	59,051
Sojitz Corp.	151,200	437,347
Trusco Nakayama Corp.	4,800	95,764
Wakita & Co. Ltd.	4,800	38,804
Yamazen Corp.	7,200	58,073
Yuasa Trading Co. Ltd.	2,400	67,751
		1,532,678
Security	Shares	Value

Transportation Infrastructure — 0.3%
Mitsubishi Logistics Corp	7,200	$166,275
Nissin Corp	1,200	16,465
Sumitomo Warehouse Co. Ltd. (The)	7,200	84,305
		267,045
Total Common Stocks — 99.6%
(Cost: $107,648,889)		76,194,819

Short-Term Investments

Money Market Funds — 1.0%
BlackRock Cash Funds: Institutional, SL Agency Shares, 1.74% (c)(d)(e)	726,014	726,523
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.52% (c)(d)	39,000	39,000
		765,523

Total Short-Term Investments — 1.0%
(Cost: $765,026)		765,523

Total Investments in Securities — 100.6%
(Cost: $108,413,915)		76,960,342

Other Assets, Less Liabilities — (0.6)%		(473,828)

Net Assets — 100.0%		$76,486,514

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the six months ended February 29, 2020, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

									Change in
	Shares		Shares						Unrealized
	Held at		Held at	Value at			Net Realized		Appreciation
Affiliated Issuer	08/31/19	Net Activity	02/29/20	02/29/20	Income		Gain (Loss)	(a)	(Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	3,094,708	(2,368,694)	726,014	$726,523	$32,431	(b)	$1,094		$(951)
BlackRock Cash Funds: Treasury, SL Agency Shares	48,000	(9,000)	39,000	39,000	616		—		—
				$765,523	$33,047		$1,094		$(951)

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)	Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Futures Contracts

				Value/
			Notional	Unrealized
	Number of	Expiration	Amount	Appreciation
Description	Contracts	Date	(000)	(Depreciation)
Long Contracts
TOPIX Index	26	03/12/20	$361	$(41,448)

S c h e d u l e o f I n v e s t m e n t s	23

Schedule of Investments (unaudited) (continued)	iShares® MSCI Japan Small-Cap ETF

February 29, 2020

Derivative Financial Instruments Categorized by Risk Exposure

As of February 29, 2020, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

Equity
Contracts

Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$41,448

(a)	Net cumulative appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day's variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the six months ended February 29, 2020, the effect of derivative financial instruments in the Statements of Operations was as follows:

Equity
Contracts
Net Realized Gain (Loss) from:
Futures contracts	$80,076

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$(28,554)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$521,011

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund's policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of February 29, 2020. The breakdown of the Fund's investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$76,194,819	$—	$—	$76,194,819
Money Market Funds	765,523	—	—	765,523
	$76,960,342	$—	$—	$76,960,342
Derivative financial instruments(a)
Liabilities
Futures Contracts	$(41,448)	$—	$—	$(41,448)

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

24	2 0 2 0 i S h a r e s S e m i - A n n u a l R e p o r t t o S h a r e h o l d e r s

Schedule of Investments (unaudited)	iShares® MSCI Malaysia ETF
February 29, 2020	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Airlines — 0.3%
AirAsia Group Bhd	5,1 15,900	$1,213,737

Banks — 32.2%
AMMB Holdings Bhd	5,639,037	4,950,044
CIMB Group Holdings Bhd	16,884,512	19,308,030
Hong Leong Bank Bhd	2,212,340	8,030,558
Hong Leong Financial Group Bhd	780,800	2,834,221
Malayan Banking Bhd	13,383,581	26,735,410
Public Bank Bhd (a)	10,564,280	42,858,645
RHB Bank Bhd	5,456,502	7,184,718
RHB Capital Bhd(b)(c)	1,621,200	4
		111,901,630
Beverages — 2.2%
Carlsberg Brewery Malaysia Bhd	520,200	3,929,577
Fraser & Neave Holdings Bhd	499,300	3,639,027
		7,568,604
Chemicals — 3.0%
Petronas Chemicals Group Bhd	8,164,100	10,459,345

Construction & Engineering — 2.6%
Gamuda Bhd	5,891,100	4,626,225
IJM Corp. Bhd	9,284,480	4,273,284
		8,899,509
Diversified Telecommunication Services — 1.0%
Telekom Malaysia Bhd	3,842,800	3,373,276

Electric Utilities — 8.8%
Tenaga Nasional Bhd	10,639,512	30,542,846

Energy Equipment & Services — 2.8%
Dialog Group Bhd	12,474,154	9,884,620

Food Products — 12.9%
Genting Plantations Bhd	916,000	2,177,537
IOI Corp. Bhd	6,413,230	6,344,761
Kuala Lumpur Kepong Bhd	1,452,700	7,527,157
Nestle Malaysia Bhd	239,400	8,121,993
PPB Group Bhd	1,935,819	8,312,770
QL Resources Bhd	2,207,700	4,273,982
Sime Darby Plantation Bhd	7,025,855	8,267,673
		45,025,873
Gas Utilities — 3.0%
Petronas Gas Bhd	2,692,500	10,616,690

Health Care Equipment & Supplies — 4.2%
Hartalega Holdings Bhd	5,162,300	7,593,419
Top Glove Corp. Bhd	5,226,000	6,992,797
		14,586,216
Health Care Providers & Services — 2.9%
IHH Healthcare Bhd	7,461,300	10,090,014

Hotels, Restaurants & Leisure — 4.4%
Genting Bhd	7,253,300	8,518,110
Genting Malaysia Bhd	10,099,500	6,924,687
		15,442,797
Security	Shares	Value

Industrial Conglomerates — 2.6%
HAP Seng Consolidated Bhd	2,1 17,400	$4,501,045
Sime Darby Bhd(a)	9,254,355	4,391,153
		8,892,198
Marine — 2.4%
MISC Bhd	4,555,420	8,202,998

Metals & Mining — 1.5%
Press Metal Aluminium Holdings Bhd (a)	4,807,900	5,315,496

Multi-Utilities — 0.5%
YTL Corp. Bhd	9,368,762	1,878,198

Oil, Gas & Consumable Fuels — 1.6%
Petronas Dagangan Bhd	1,013,900	5,494,063

Tobacco — 0.0%
British American Tobacco Malaysia Bhd. .	1 1,800	34,826

Transportation Infrastructure — 2.2%
Malaysia Airports Holdings Bhd	3,388,700	5,298,110
Westports Holdings Bhd	2,900,200	2,366,948
		7,665,058
Wireless Telecommunication Services — 8.6%
Axiata Group Bhd	9,352,300	9,274,642
DiGi.Com Bhd	10,579,200	10,441,156
Maxis Bhd (a)	7,980,900	10,281,444
		29,997,242
Total Common Stocks — 99.7%
(Cost: $254,190,935)		347,085,236

Short-Term Investments

Money Market Funds — 1.0%
BlackRock Cash Funds: Institutional, SL Agency Shares, 1.74% (d)(e)(f)	3,058,522	3,060,663
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.52% (d)(e)	319,000	319,000
		3,379,663
Total Short-Term Investments — 1.0%
(Cost: $3,377,812)		3,379,663

Total Investments in Securities — 100.7%
(Cost: $257,568,747)		350,464,899

Other Assets, Less Liabilities — (0.7)%		(2,548,525)

Net Assets — 100.0%		$347,916,374

(a)	All or a portion of this security is on loan.
(b)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(c)	Non-income producing security.

(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period-end.
(f)	All or a portion of this security was purchased with cash collateral received from loaned securities.

S c h e d u l e o f I n v e s t m e n t s	25

Schedule of Investments (unaudited) (continued)	iShares® MSCI Malaysia ETF

February 29, 2020

Affiliates

Investments in issuers considered to be affiliates of the Fund during the six months ended February 29, 2020, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

									Change in
	Shares		Shares						Unrealized
	Held at		Held at	Value at			Net Realized		Appreciation
Affiliated Issuer	08/31/19	Net Activity	02/29/20	02/29/20	Income		Gain (Loss)	(a)	(Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	3,581,320	(522,798)	3,058,522	$3,060,663	$52,067	(b)	$737		$772
BlackRock Cash Funds: Treasury, SL Agency Shares	198,000	121,000	319,000	319,000	3,198		—		—
				$3,379,663	$55,265		$737		$772

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)	Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund's policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of February 29, 2020. The breakdown of the Fund's investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$347,085,232	$—	$4	$347,085,236
Money Market Funds	3,379,663	—	—	3,379,663

	$350,464,895	$—	$4	$350,464,899

See notes to financial statements.

26	2 0 2 0 i S h a r e s S e m i - A n n u a l R e p o r t t o S h a r e h o l d e r s

Schedule of Investments (unaudited)	iShares® MSCI Pacific ex Japan ETF
February 29, 2020	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 56.0%
AGL Energy Ltd.	815,904	$10,068,674
Alumina Ltd.	3,092,620	3,868,295
AMP Ltd.(a)	4,217,736	4,554,970
APA Group	1,490,672	10,322,328
Aristocrat Leisure Ltd.	730,103	15,585,997
ASX Ltd.	244,587	11,691,688
Aurizon Holdings Ltd.	2,483,589	7,734,249
AusNet Services	2,355,344	2,574,040
Australia & New Zealand Banking Group Ltd.	3,585,680	57,403,653
Bendigo & Adelaide Bank Ltd.	619,118	3,668,430
BHP Group Ltd.	3,726,430	80,727,876
BlueScope Steel Ltd.	649,434	4,949,300
Boral Ltd.	1,481,117	4,316,374
Brambles Ltd.	1,967,197	15,169,467
Caltex Australia Ltd.	315,479	6,651,345
Challenger Ltd.	695,228	4,074,576
CIMIC Group Ltd.	124,118	1,907,798
Coca-Cola Amatil Ltd.	640,290	4,743,381
Cochlear Ltd.	73,644	9,856,780
Coles Group Ltd.	1,441,859	13,210,162
Commonwealth Bank of Australia	2,239,310	118,073,546
Computershare Ltd.	617,372	6,098,134
Crown Resorts Ltd.	470,536	3,082,321
CSL Ltd.	574,132	114,545,884
Dexus	1,397,890	10,959,680
Flight Centre Travel Group Ltd.	71,556	1,504,947
Fortescue Metals Group Ltd.	1,763,626	11,461,945
Goodman Group	2,089,343	20,179,613
GPT Group (The)	2,461,002	9,171,304
Harvey Norman Holdings Ltd.	726,215	1,737,122
Incitec Pivot Ltd.	2,028,739	3,570,920
Insurance Australia Group Ltd.	2,937,535	12,083,563
James Hardie Industries PLC	559,111	10,176,541
Lendlease Group	712,888	8,103,356
Macquarie Group Ltd.	425,870	37,021,573
Magellan Financial Group Ltd.	161,096	5,791,603
Medibank Pvt Ltd.	3,479,389	6,348,640
Mirvac Group	4,970,117	9,741,627
National Australia Bank Ltd.	3,647,083	59,021,555
Newcrest Mining Ltd.	970,645	16,459,152
Oil Search Ltd.	1,733,720	6,136,809
Orica Ltd.	480,819	6,138,158
Origin Energy Ltd.	2,225,103	10,013,752
Qantas Airways Ltd.	918,116	3,273,512
QBE Insurance Group Ltd.	1,661,017	14,554,082
Ramsay Health Care Ltd.	204,248	8,956,161
REA Group Ltd.	67,159	4,257,331
Rio Tinto Ltd.	470,394	26,467,811
Santos Ltd.	2,253,693	9,924,457
Scentre Group	6,646,074	14,826,292
Seek Ltd.	422,492	5,633,267
Sonic Healthcare Ltd.	568,981	10,565,293
South32 Ltd.	6,252,280	8,949,168
Stockland	3,012,374	9,147,893
Suncorp Group Ltd.	1,592,946	11,646,767
Sydney Airport	1,414,156	7,084,507
Tabcorp Holdings Ltd.	2,551,168	6,234,040
Telstra Corp. Ltd.	5,259,068	11,630,388
Security	Shares	Value

Australia (continued)
TPG Telecom Ltd.	473,502	$2,298,836
Transurban Group .	3,434,706	32,885,716
Treasury Wine Estates Ltd .	909,323	6,466,734
Vicinity Centres . .	4,050,510	5,640,982
Washington H Soul Pattinson & Co. Ltd.	153,104	1,926,893
Wesfarmers Ltd. .	1,435,890	37,633,361
Westpac Banking Corp. .	4,514,593	68,810,919
WiseTech Global Ltd.(b)	183,899	1,790,390
Woodside Petroleum Ltd.. .	1,186,779	21,363,704
Woolworths Group Ltd	1,594,000	39,875,976
Worley Ltd	426,211	3,440,490
		1,135,786,098
China — 0.2%
Budweiser Brewing Co. APAC Ltd.(a)(b)(c)	1,673,000	5,023,476

Hong Kong — 30.2%
AIA Group Ltd	15,292,014	150,898,028
ASM Pacific Technology Ltd. .	384,200	4,552,886
Bank of East Asia Ltd. (The)(b)	1,674,720	3,558,730
BeiGene Ltd., ADR(a)	49,138	7,781,002
BOC Hong Kong Holdings Ltd	4,675,500	16,048,867
CK Asset Holdings Ltd. .	3,265,732	20,408,075
CK Hutchison Holdings Ltd	3,421,732	29,791,226
CK Infrastructure Holdings Ltd	837,708	5,707,944
CLP Holdings Ltd.. .	2,075,500	21,785,553
Dairy Farm International Holdings Ltd. .	438,400	2,104,320
Galaxy Entertainment Group Ltd.	2,737,000	18,069,774
Hang Lung Properties Ltd.	2,559,736	5,590,457
Hang Seng Bank Ltd	97 1,000	20,247,207
Henderson Land Development Co. Ltd	1,836,442	8,424,532
HK Electric Investments & HK Electric Investments Ltd	3,382,000	3,402,375
HKT Trust & HKT Ltd	4,785,338	7,159,846
Hong Kong & China Gas Co. Ltd.	12,828,366	24,691,936
Hong Kong Exchanges & Clearing Ltd.	1,518,000	49,827,013
Hongkong Land Holdings Ltd	1,474,500	7,239,795
Jardine Matheson Holdings Ltd. .	278,200	15,134,080
Jardine Strategic Holdings Ltd	280,100	8,041,671
Kerry Properties Ltd .	845,500	2,403,145
Link REIT	2,652,386	24,573,469
Melco Resorts & Entertainment Ltd., ADR	268,728	4,659,744
MTR Corp. Ltd.	1,944,786	10,942,938
New World Development Co. Ltd.	7,751,921	9,967,118
NWS Holdings Ltd.	2,009,000	2,456,775
PCCW Ltd. .	5,431,867	3,268,997
Power Assets Holdings Ltd.(b)	1,754,000	12,491,515
Sands China Ltd.	3,065,600	14,259,885
Sino Land Co. Ltd	3,876,800	5,273,170
SJM Holdings Ltd.	2,540,000	2,874,715
Sun Hung Kai Properties Ltd	2,013,500	28,627,534
Swire Pacific Ltd., Class A .	630,000	5,675,057
Swire Properties Ltd.	1,478,800	4,373,941
Techtronic Industries Co. Ltd	1,735,207	14,038,766
Vitasoy International Holdings Ltd.(b)	944,000	3,385,683
WH Group Ltd.(c)	12,088,000	12,284,915
Wharf Real Estate Investment Co. Ltd. .	1,535,600	6,965,625
Wheelock & Co. Ltd.	1,037,000	7,897,543
Wynn Macau Ltd	1,995,200	4,019,561
Yue Yuen Industrial Holdings Ltd.	907,000	2,185,724
		613,091,137

S c h e d u l e o f I n v e s t m e n t s	27

Schedule of Investments (unaudited) (continued)	iShares® MSCI Pacific ex Japan ETF
February 29, 2020	(Percentages shown are based on Net Assets)

Security	Shares	Value

Malta — 0.0%
BGP Holdings PLC(a)(d)	27,004,595	$297

New Zealand — 2.4%
a2 Milk Co. Ltd.(a)	928,809	9,390,329
Auckland International Airport Ltd.	1,224,296	5,976,239
Fisher & Paykel Healthcare Corp. Ltd.	725,152	11,595,214
Fletcher Building Ltd.	1,049,560	3,378,636
Mercury NZ Ltd.	874,354	2,594,992
Meridian Energy Ltd.	1,619,038	4,639,443
Ryman Healthcare Ltd .	513,515	4,857,243
Spark New Zealand Ltd.	2,319,834	6,525,308
		48,957,404
Singapore — 10.7%
Ascendas REIT	3,649,705	8,001,789
CapitaLand Commercial Trust	3,397,293	4,527,452
CapitaLand Ltd.	3,281,400	8,299,307
CapitaLand Mall Trust	3,262,300	5,305,883
City Developments Ltd.	574,600	4,022,241
ComfortDelGro Corp. Ltd.	2,737,000	3,823,995
DBS Group Holdings Ltd.	2,275,400	39,306,365
Genting Singapore Ltd.	7,639,900	4,461,216
Jardine Cycle & Carriage Ltd.	124,200	2,389,317
Keppel Corp. Ltd.	1,836,700	8,343,253
Mapletree Commercial Trust	2,528,000	3,803,683
Oversea-Chinese Banking Corp. Ltd.	4,182,524	31,765,246
SATS Ltd.(b)	876,800	2,531,707
Sembcorp Industries Ltd.(b)	1,264,440	1,657,896
Singapore Airlines Ltd.	682,300	3,910,869
Singapore Exchange Ltd.	1,016,700	6,184,555
Singapore Press Holdings Ltd.(b)	2,066,817	2,798,799
Singapore Technologies Engineering Ltd.	1,972,600	5,893,632
Singapore Telecommunications Ltd.	10,355,328	22,258,354
Suntec REIT	2,474,500	3,014,007
United Overseas Bank Ltd.	1,597,700	28,022,996
UOL Group Ltd.(b)	592,200	3,127,115
Security	Shares	Value

Singapore (continued)
Venture Corp. Ltd.	352,600	$4,155,814
Wilmar International Ltd.	2,427,200	6,904,051
Yangzijiang Shipbuilding Holdings Ltd	2,980,400	2,017,968
		216,527,510
Total Common Stocks — 99.5%
(Cost: $2,217,231,836)		2,019,385,922

Short-Term Investments

Money Market Funds — 0.8%
BlackRock Cash Funds: Institutional, SL Agency Shares, 1.74% (e)(f)(g)	15,172,776	15,183,397
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.52% (e)(f)	823,000	823,000
		16,006,397
Total Short-Term Investments — 0.8%
(Cost: $15,999,406)		16,006,397

Total Investments in Securities — 100.3%
(Cost: $2,233,231,242)		2,035,392,319

Other Assets, Less Liabilities — (0.3)%		(5,652,794)

Net Assets — 100.0%		$2,029,739,525

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period-end.
(g)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the six months ended February 29, 2020, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

									Change in
	Shares		Shares						Unrealized
	Held at		Held at	Value at			Net Realized		Appreciation
Affiliated Issuer	08/31/19	Net Activity	02/29/20	02/29/20	Income		Gain (Loss)	(a)	(Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	10,671,267	4,501,509	15,172,776	$15,183,397	$64,858	(b)	$440		$1,739
BlackRock Cash Funds: Treasury, SL Agency Shares	831,000	(8,000)	823,000	823,000	10,054		—		—

				$16,006,397	$74,912		$440		$1,739

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)	Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

28	2 0 2 0 i S h a r e s S e m i - A n n u a l R e p o r t t o S h a r e h o l d e r s

Schedule of Investments (unaudited) (continued)	iShares® MSCI Pacific ex Japan ETF

February 29, 2020

Futures Contracts

				Value/
			Notional	Unrealized
	Number of	Expiration	Amount	Appreciation
Description	Contracts	Date	(000)	(Depreciation)
Long Contracts
ASX SPI 200 Index	58	03/19/20	$5,959	$(469,671)
Hang Seng Index	16	03/30/20	2,686	(55,480)
MSCI Sing Index	63	03/30/20	1,553	(76,783)
				$(601,934)

Derivative Financial Instruments Categorized by Risk Exposure

As of February 29, 2020, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

Equity
Contracts
Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$60 1,934

(a)	Net cumulative appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day's variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the six months ended February 29, 2020, the effect of derivative financial instruments in the Statements of Operations was as follows:

Equity
Contracts
Net Realized Gain (Loss) from:
Futures contracts	$673,083

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$(713,410)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$13,864,586

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial

Statements. Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund's policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of February 29, 2020. The breakdown of the Fund's investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$2,019,385,625	$—	$297	$2,019,385,922
Money Market Funds	16,006,397	—	—	16,006,397

	$2,035,392,022	$—	$297	$2,035,392,319
Derivative financial instruments(a)
Liabilities
Futures Contracts	$(601,934)	$—	$—	$(601,934)

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

S c h e d u l e o f I n v e s t m e n t s	29

Schedule of Investments (unaudited)	iShares® MSCI Singapore ETF
February 29, 2020	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 3.4%
Singapore Technologies Engineering Ltd.	5,618,400	$16,786,364

Airlines — 2.4%
Singapore Airlines Ltd.	2,061,367	11,815,531

Banks — 45.4%
DBS Group Holdings Ltd.	5,183,200	89,537,115
Oversea-Chinese Banking Corp. Ltd.	9,540,150	72,455,105
United Overseas Bank Ltd.	3,636,700	63,786,212
		225,778,432
Capital Markets — 3.5%
Singapore Exchange Ltd.	2,840,300	17,277,457

Distributors — 1.6%
J ardine C cle & Carria e Ltd.	425,344	8,182,62 3

Diversified Telecommunication Services — 4.5%
Singapore Telecommunications Ltd.	10,392,968	22,339,259

Electronic Equipment, Instruments & Components — 2.5%
Venture Corp. Ltd.	1,064,800	12,549,946

Equity Real Estate Investment Trusts (REITs) — 10.2%
Ascendas REIT	9,792,549	21,469,657
CapitaLand Commercial Trust	3,108,983	4,143,232
CapitaLand Mall Trust	3,601,800	5,858,054
Mapletree Commercial Trust	6,153,900	9,259,289
Suntec REIT	8,295,900	10,104,628
		50,834,860
Food Products — 3.9%
Wilmar International Ltd.	6,740,300	19,172,452

Hotels, Restaurants & Leisure — 2.6%
Genting Singapore Ltd.(a)	22,366,942	13,060,871

Industrial Conglomerates — 5.7%
Keppel Corp. Ltd.	4,904,800	22,280,169
Sembcorp Industries Ltd.(a)	4,470,700	5,861,848
		28,142,017
Machinery — 1.4%
Yangzijiang Shipbuilding Holdings Ltd.	10,552,500	7,144,883
Security	Shares	Value

Media — 1.7%
Singapore Press Holdings Ltd.(a)	6,243,700	$8,454,964

Real Estate Management & Development — 6.9%
CapitaLand Ltd.	4,782,200	12,095,125
City Developments Ltd.	1,748,500	12,239,625
UOL Group Ltd.	1,924,000	10,159,691
		34,494,441
Road & Rail — 2.4%
ComfortDelGro Corp. Ltd.	8,413,400	11,754,768

Transportation Infrastructure — 1.7%
SATS Ltd.	2,882,400	8,322,757

Total Common Stocks — 99.8%
(Cost: $571,216,069)		496,111 ,625

Short-Term Investments

Money Market Funds — 1.7%
BlackRock Cash Funds: Institutional, SL Agency Shares, 1.74% (b)(c)(d)	7,949,549	7,955,113
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.52% (b)(c)	263,000	263,000
		8,218,113
Total Short-Term Investments — 1.7%
(Cost: $8,213,549)		8,218,113

Total Investments in Securities — 101.5%
(Cost: $579,429,618)		504,329,738

Other Assets, Less Liabilities — (1.5)%		(7,267,411)

Net Assets — 100.0%		$497,062,327

(a)	All or a portion of this security is on loan.
(b)	Affiliate of the Fund.
(c)	Annualized 7-day yield as of period-end.
(d)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the six months ended February 29, 2020, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

									Change in
	Shares		Shares						Unrealized
	Held at		Held at	Value at			Net Realized		Appreciation
Affiliated Issuer	08/31/19	Net Activity	02/29/20	02/29/20	Income		Gain (Loss)	(a)	(Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	15,443,253	(7,493,704)	7,949,549	$7,955,113	$84,945	(b)	$430		$(111)
BlackRock Cash Funds: Treasury, SL Agency Shares	236,000	27,000	263,000	263,000	2,932		—		—
				$8,218,113	$87,877		$430		$(111)

(a)	Includes realized capital gain distributions from an affiliated fund, if any.

(b)	Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

30	2 0 2 0 i S h a r e s S e m i - A n n u a l R e p o r t t o S h a r e h o l d e r s

Schedule of Investments (unaudited) (continued)	iShares® MSCI Singapore ETF
February 29, 2020

Futures Contracts

				Value/
			Notional	Unrealized
	Number of	Expiration	Amount	Appreciation
Description	Contracts	Date	(000)	(Depreciation)
Long Contracts
MSCI Sing Index	39	03/30/20	$961	$(50,437)

Derivative Financial Instruments Categorized by Risk Exposure

As of February 29, 2020, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

Equity
Contracts
Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$50,437

(a)	Net cumulative appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day's variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the six months ended February 29, 2020, the effect of derivative financial instruments in the Statements of Operations was as follows:

Equity
Contracts
Net Realized Gain (Loss) from:
Futures contracts	$144,400

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$(113,534)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$2,484,422

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund's policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of February 29, 2020. The breakdown of the Fund's investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$496,111,625	$—	$—	$496,111,625
Money Market Funds	8,218,113	—	—	8,218,113
	$504,329,738	$—	$—	$504,329,738
Derivative financial instruments(a)
Liabilities
Futures Contracts	$(50,437)	$—	$—	$(50,437)

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements

S c h e d u l e o f I n v e s t m e n t s	31

Schedule of Investments (unaudited)	iShares® MSCI Taiwan ETF
February 29, 2020	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Airlines — 0.5%
China Airlines Ltd.	33,028,761	$8,900,896
Eva Airways Corp.	24,898,101	9,908,424
		18,809,320
Auto Components — 0.5%
Cheng Shin Rubber Industry Co. Ltd.	14,170,670	18,509,222

Banks — 13.1%
Chang Hwa Commercial Bank Ltd.	34,390,576	26,349,886
CTBC Financial Holding Co. Ltd.	102,265,325	76,666,487
E.Sun Financial Holding Co. Ltd.	59,730,826	57,305,454
First Financial Holding Co. Ltd.	58,825,013	46,042,795
Hua Nan Financial Holdings Co. Ltd.	47,965,103	34,136,890
Mega Financial Holding Co. Ltd.	61,540,271	65,748,370
Shanghai Commercial & Savings Bank Ltd. (The)	20,815,306	34,578,176
SinoPac Financial Holdings Co. Ltd.	66,970,724	28,752,767
Taishin Financial Holding Co. Ltd.	61,540,660	28,860,363
Taiwan Business Bank(a)	43,440,950	17,215,984
Taiwan Cooperative Financial Holding Co. Ltd.	54,300,400	37,569,755
		453,226,927
Chemicals — 5.5%
Formosa Chemicals & Fibre Corp.(a)	19,910,610	54,051,492
Formosa Plastics Corp.	24,435,518	73,436,884
Nan Ya Plastics Corp.	28,055,938	63,099,106
		190,587,482
Communications Equipment — 0.5%
Accton Technology Corp.	3,498,000	18,888,126

Construction Materials — 1.8%
Asia Cement Corp.(a)	15,385,136	22,534,414
Taiwan Cement Corp.	28,960,139	40,409,051
		62,943,465
Diversified Financial Services — 1.9%
Chailease Holding Co. Ltd.	7,441,863	28,263,817
Yuanta Financial Holding Co. Ltd.	58,825,248	37,300,641
		65,564,458
Diversified Telecommunication Services — 2.1%
Chunghwa Telecom Co. Ltd.	20,815,648	74,244,621

Electrical Equipment — 0.0%
Ya Hsin Industrial Co. Ltd.(b)(c)	6,845,461	2

Electronic Equipment, Instruments & Components — 13.3%
AU Optronics Corp.(a)	64,255,830	20,159,857
Delta Electronics Inc.(a)	1 1,852,180	54,799,624
Foxconn Technology Co. Ltd.	7,154,499	14,058,775
Hon Hai Precision Industry Co. Ltd.	70,590,002	187,201,809
Innolux Corp.(a)	66,065,873	17,236,757
Largan Precision Co. Ltd.	541,794	79,266,415
Pacific Electric Wire & Cable Co. Ltd.(b)(c)	197	0	(d)
Synnex Technology International Corp	1 1,765,364	14,609,808
Walsin Technology Corp.(a)	2,629,000	18,493,601
WPG Holdings Ltd.	1 1,679,604	14,966,186
Yageo Corp.(a)	1,810,125	24,510,023
Zhen Ding Technology Holding Ltd.	3,628,072	13,839,143
		459,141,998
Food & Staples Retailing — 1.0%
President Chain Store Corp.	3,620,215	35,449,520
Security	Shares	Value

Food Products — 2.2%
Standard Foods Corp	4,525,056	$10,147,172
Uni-President Enterprises Corp.	27,150,189	65,634,962
		75,782,134
Household Durables — 0.7% Nien
Made Enterprise Co. Ltd.	1,328,000	10,701,365
Tatung Co. Ltd.(a)(c)	18,006,000	12,517,588
		23,218,953
Industrial Conglomerates — 0.6%
Far Eastern New Century Corp.(a)	22,539,843	21,029,098

Insurance — 5.2%
Cathay Financial Holding Co. Ltd.	47,060,315	62,245,599
China Development Financial Holding Corp.	84,165,508	25,461,320
China Life Insurance Co. Ltd.(c)	20,721,479	16,526,816
Fubon Financial Holding Co. Ltd.	37,105,515	54,470,521
Shin Kong Financial Holding Co. Ltd.(a)	68,780,049	20,920,565
		179,624,821
Leisure Products — 0.4%
Giant Manufacturing Co. Ltd.	2,715,590	14,753,036

Machinery — 0.9%
Airtac International Group	905,000	14,391,172
Hiwin Technologies Corp.	1,637,339	16,303,364
		30,694,536
Marine — 0.3%
Evergreen Marine Corp. Taiwan Ltd.(c)	26,245,533	10,011,259

Metals & Mining — 1.6%
China Steel Corp.(a)	71,495,977	54,307,616

Oil, Gas & Consumable Fuels — 0.7%
Formosa Petrochemical Corp.(a)	8,059,950	22,918,532

Real Estate Management & Development — 0.6%
Highwealth Construction Corp.(a)	8,056,790	11,933,719
Ruentex Development Co. Ltd .	6,249,076	8,471,889
		20,405,608
Semiconductors & Semiconductor Equipment — 33.2%
ASE Technology Holding Co. Ltd.(a)	19,910,432	46,883,661
Globalwafers Co. Ltd.(a)	1,450,000	19,609,802
MediaTek Inc.	8,403,175	99,907,297
Nanya Technology Corp.	9,050,000	23,103,585
Novatek Microelectronics Corp.(a)	3,620,544	23,376,091
Phison Electronics Corp.	1,254,698	13,819,310
Powertech Technology Inc.	5,430,036	18,291,705
Realtek Semiconductor Corp.	3,1 13,063	23,132,455
Taiwan Semiconductor Manufacturing Co. Ltd.	75,609,882	789,072,564
United Microelectronics Corp.(a)	71,495,501	36,126,130
Vanguard International Semiconductor Corp.(a)	7,154,000	17,530,897
Win Semiconductors Corp.	2,715,000	24,523,275
Winbond Electronics Corp.	24,435,000	12,911,706
		1,148,288,478
Specialty Retail — 1.1%
Hotai Motor Co. Ltd.	1,810,000	37,479,813

Technology Hardware, Storage & Peripherals — 8.1%
Acer Inc.(a)	23,530,737	12,705,875
Advantech Co. Ltd.	2,425,614	23,591,649
Asustek Computer Inc.	4,525,857	30,790,685
Catcher Technology Co. Ltd.	3,797,743	29,725,230

32	2 0 2 0 i S h a r e s S e m i - A n n u a l R e p o r t t o S h a r e h o l d e r s

Schedule of Investments (unaudited) (continued)	iShares® MSCI Taiwan ETF
February 29, 2020	(Percentages shown are based on Net Assets)

Security	Shares	Value

Technology Hardware, Storage & Peripherals (continued)
Chicony Electronics Co. Ltd.	5,385,405	$14,851,015
Compal Electronics Inc.(a)	29,779,554	18,145,371
Inventec Corp.	19,910,868	15,091,214
Lite-On Technology Corp.	14,480,071	20,969,670
Micro-Star International Co. Ltd.	5,430,000	16,283,096
Pegatron Corp.	12,670,037	26,235,946
Quanta Computer Inc.	16,290,240	33,355,732
Wistron Corp.	19,910,921	17,787,295
Wiwynn Corp.	819,000	19,582,754
		279,115,532
Textiles, Apparel & Luxury Goods — 1.9%
Eclat Textile Co. Ltd.	1,297,601	15,427,479
Feng TAY Enterprise Co. Ltd.(a)	2,715,623	15,336,169
Formosa Taffeta Co. Ltd.(a)	8,956,515	9,909,122
Pou Chen Corp.	16,290,103	18,345,498
Ruentex Industries Ltd.	3,620,157	8,082,122
		67,100,390
Transportation Infrastructure — 0.5%
Taiwan High Speed Rail Corp.	14,480,000	16,498,291

Wireless Telecommunication Services — 1.7%
Far EasTone Telecommunications Co. Ltd.	10,860,259	23,707,892
Taiwan Mobile Co. Ltd.	9,955,609	34,522,993
		58,230,885
Total Common Stocks — 99.9%
(Cost: $1,757,862,596)		3,456,824,123
Security	Shares	Value

Short-Term Investments

Money Market Funds — 3.4%
BlackRock Cash Funds: Institutional, SL Agency Shares, 1.74%(e)(f)(g)	116,590,653	$116,672,267
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.52% (e)(f)	2,896,000	2,896,000
		119,568,267
Total Short-Term Investments — 3.4%
(Cost: $119,511,109)		119,568,267

Total Investments in Securities — 103.3%
(Cost: $1,877,373,705)		3,576,392,390

Other Assets, Less Liabilities — (3.3)%		(115,465,400)

Net Assets — 100.0%		$3,460,926,990

(a)	All or a portion of this security is on loan.
(b)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(c)	Non-income producing security.
(d)	Rounds to less than $1.
(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period-end.
(g)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the six months ended February 29, 2020, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

									Change in
	Shares		Shares						Unrealized
	Held at		Held at	Value at			Net Realized		Appreciation
Affiliated Issuer	08/31/19	Net Activity	02/29/20	02/29/20	Income		Gain (Loss	(a)	(Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	155,033,037	(38,442,384)	116,590,653	$116,672,267	$1,153,324	(b)	$591		$16,231
BlackRock Cash Funds: Treasury, SL Agency Shares .	14,551,000	(11,655,000)	2,896,000	2,896,000	60,474		—		—
				$119,568,267	$1,213,798		$591		$16,231

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)	Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Futures Contracts

				Value/
			Notional	Unrealized
	Number of	Expiration	Amount	Appreciation
Description	Contracts	Date	(000)	(Depreciation)
Long Contracts
MSCI Taiwan Index	16	03/30/20	$674	$(42,529)

S c h e d u l e o f I n v e s t m e n t s	33

Schedule of Investments (unaudited) (continued)	iShares® MSCI Taiwan ETF
February 29, 2020

Derivative Financial Instruments Categorized by Risk Exposure

As of February 29, 2020, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

Equity
Contracts
Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$42,529

(a)	Net cumulative appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day's variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the six months ended February 29, 2020, the effect of derivative financial instruments in the Statements of Operations was as follows:

Equity
Contracts
Net Realized Gain (Loss) from:
Futures contracts	$1,386,420

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$(31 9,277)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$8,668,027

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund's policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of February 29, 2020. The breakdown of the Fund's investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$3,456,824,121	$—	$2	$3,456,824,123
Money Market Funds	1 19,568,267	—	—	119,568,267
	$3,576,392,388	$—	$2	$3,576,392,390
Derivative financial instruments(a)
Liabilities
Futures Contracts	$(42,529)	$—	$—	$(42,529)

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements

34	2 0 2 0 i S h a r e s S e m i - A n n u a l R e p o r t t o S h a r e h o l d e r s

Schedule of Investments (unaudited)	iShares® MSCI Thailand ETF
February 29, 2020	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Airlines — 0.2%
Asia Aviation PCL, NVDR(a)(b)	6,467,600	$264,402
Bangkok Airways PCL, NVDR	1,725,500	254,820
Thai Airways International PCL, NVDR(a)(b)	2,038,966	252,003
		771,225
Auto Components — 0.2%
Sri Trang Agro-Industry PCL, NVDR	2,180,145	815,266

Banks — 9.4%
Bangkok Bank PCL, Foreign	1,1 19,800	4,666,573
Kasikornbank PCL, NVDR	1,404,000	5,294,755
Kasikornbank PCL	2,751,800	10,421,173
Kiatnakin Bank PCL, NVDR(b)	500,473	987,306
Krung Thai Bank PCL, NVDR	8,198,900	3,637,604
Siam Commercial Bank PCL (The), NVDR	1,991,900	5,507,630
Thanachart Capital PCL, NVDR(b)	680,300	1,137,247
TMB Bank PCL, NVDR(b)	56,528,366	1,952,651
		33,604,939
Beverages — 0.6%
Osotspa PCL, NVDR	1,762,200	2,331,543

Building Products — 0.1%
Dynasty Ceramic PCL, NVDR	5,986,440	326,309

Chemicals — 3.1%
Eastern Polymer Group PCL, NVDR	2,382,000	304,968
Global Green Chemicals PCL, NVDR(b)	721,100	211,383
Indorama Ventures PCL, NVDR(b)	3,946,810	3,252,006
PTT Global Chemical PCL, NVDR	5,290,307	6,915,708
Vinythai PCL, NVDR(b)	556,400	410,842
		11,094,907
Commercial Services & Supplies — 0.1%
JMT Network Services PCL, NVDR	734,700	423,754

Construction & Engineering — 1.0% CH
Karnchang PCL, NVDR(b)	2,772,900	1,652,053
Italian-Thai Development PCL, NVDR(b)	9,366,248	344,315
Sino-Thai Engineering & Construction PCL, NVDR	2,343,628	1,106,641
Unique Engineering & Construction PCL, NVDR	1,533,400	306,145
		3,409,154
Construction Materials — 5.5%
Siam Cement PCL (The) NVDR	1,830,300	17,981,081
Tipco Asphalt PCL, NVDR	1,490,600	888,077
TPI Polene PCL, NVDR(b)	15,870,000	628,664
		19,497,822
Consumer Finance — 2.1%
AEON Thana Sinsap Thailand PCL, NVDR(b)	177,400	778,637
Muangthai Capital PCL, NVDR	1,492,400	2,719,474
Ratchthani Leasing PCL, NVDR	3,123,685	504,858
Srisawad Corp PCL, NVDR	1,710,360	3,645,119
		7,648,088
Containers & Packaging — 0.1%
Polyplex Thailand PCL, NVDR(b)	655,000	236,634

Diversified Telecommunication Services — 1.2%
Jasmine International PCL, NVDR(b)	8,585,768	1,316,911
True Corp. PCL, NVDR(b)	27,405,218	2,883,388
		4,200,299
Security	Shares	Value

Electrical Equipment — 0.2%
Gunkul Engineering PCL, NVDR(b)	9,448,922	$736,630

Electronic Equipment, Instruments & Components — 0.8%
Hana Microelectronics PCL, NVDR	1,319,000	1,400,301
KCE Electronics PCL, NVDR(b)	1,783,400	1,249,030
SVI PCL, NVDR	1,650,800	122,417
		2,771,748
Entertainment — 0.4%
Major Cineplex Group PCL, NVDR(b)	1,480,500	886,752
RS PCL, NVDR(b)	919,600	305,999
Workpoint Entertainment PCL, NVDR	517,100	142,569
		1,335,320
Food & Staples Retailing — 8.9%
Berli Jucker PCL, NVDR(b)	2,820,700	3,262,733
CP ALL PCL, NVDR	13,701,700	28,549,732
		31,812,465
Food Products — 3.7%
Charoen Pokphand Foods PCL, NVDR	9,087,600	7,703,796
GFPT PCL, NVDR(b)	1,177,300	399,211
Khon Kaen Sugar Industry PCL, NVDR	3,731,478	250,697
Taokaenoi Food & Marketing PCL, Class R, NVDR(b) .	1,175,400	296,131
Thai Union Group PCL, NVDR	7,828,100	3,795,593
Thai Vegetable Oil PCL, NVDR	956,053	833,195
		13,278,623
Health Care Providers & Services — 6.4%
Bangkok Chain Hospital PCL, NVDR	2,914,925	1,210,126
Bangkok Dusit Medical Services PCL, NVDR	22,365,700	15,735,019
Bumrungrad Hospital PCL, NVDR	1,026,176	4,178,850
Chularat Hospital PCL, NVDR	10,401,400	824,069
Thonburi Healthcare Group PCL, NVDR(b)	1,204,300	858,715
		22,806,779
Hotels, Restaurants & Leisure — 1.9%
Central Plaza Hotel PCL, NVDR(b)	1,1 17,100	637,230
Erawan Group PCL (The), NVDR(b)	3,226,800	366,089
Minor International PCL, NVDR.	6,497,710	5,662,717
		6,666,036
Independent Power and Renewable Electricity Producers — 8.3%
B Grimm Power PCL, NVDR .	1,835,200	2,631,684
BCPG PCL, NVDR(b)	1,417,900	651,547
CK Power PCL, NVDR(b)	5,650,960	676,933
Electricity Generating PCL, NVDR	679,500	5,878,736
Energy Absolute PCL, NVDR(b)	3,935,400	4,863,907
Global Power Synergy PCL, NVDR .	1,654,100	3,302,434
Gulf Energy Development PCL, NVDR	1,251,500	6,563,881
Ratch Group PCL, NVDR	1,701,300	3,181,008
SPCG PCL, NVDR	1,151,500	638,607
Super Energy Corp. PCL, NVDR(b)	32,078,850	396,474
TPI Polene Power PCL, NVDR(b)	5,957,000	751,350
		29,536,561
Industrial Conglomerates — 0.1%
Thoresen Thai Agencies PCL, NVDR	3,233,289	282,804

Insurance — 0.3%
Bangkok Life Assurance PCL, NVDR(b)	1,211,200	594,949
TQM Corp. PCL, NVDR	248,300	572,455
		1,167,404
Marine — 0.1%
Precious Shipping PCL, NVDR(a)(b)	1,830,500	268,005

S c h e d u l e o f I n v e s t m e n t s	35

Schedule of Investments (unaudited) (continued)	iShares® MSCI Thailand ETF
February 29, 2020	(Percentages shown are based on Net Assets)

Security	Shares	Value

Media — 0.3%
BEC World PCL, NVDR(a)	2,836,700	$393,749
Plan B Media PCL, NVDR	4,589,300	741,734
		1,135,483
Metals & Mining — 0.1%
STP & I PCL, NVDR(b)	2,304,900	343,306

Multiline Retail — 1.2%
Central Retail Corp. PCL, NVDR(a)	4,222,234	4,214,875

Oil, Gas & Consumable Fuels — 15.6%
Bangchak Corp. PCL, NVDR	2,416,900	1,838,238
Banpu PCL, NVDR	10,295,800	2,316,596
Esso Thailand PCL, NVDR(b)	2,456,200	467,032
IRPC PCL, NVDR(b)	26,325,700	1,835,416
Prima Marine PCL, NVDR(b)	1,819,500	274,467
PTT Exploration & Production PCL, NVDR	3,260,584	10,953,000
PTT PCL, NVDR	26,810,100	33,135,601
Siamgas & Petrochemicals PCL, NVDR	1,725,500	431,990
Star Petroleum Refining PCL,NVS(b)	4,100,200	1,026,512
Thai Oil PCL, NVDR(b)	2,632,800	3,608,576
		55,887,428
Pharmaceuticals — 0.2%
Mega Lifesciences PCL, NVDR(b)	824,700	653,383

Real Estate Management & Development — 7.6%
Amata Corp. PCL, NVDR	1,891,900	869,357
Ananda Development PCL, NVDR(b)	3,223,700	157,328
AP Thailand PCL, NVDR	5,577,786	1,078,260
Bangkok Land PCL, NVDR(b)	24,478,900	799,026
Central Pattana PCL, NVDR	5,263,000	8,839,772
Land & Houses PCL, NVDR	19,592,900	5,215,667
LPN Development PCL, NVDR(b)	3,139,847	417,916
MBK PCL, NVDR	2,379,700	1,342,375
Origin Property PCL, NVDR(b)	1,736,900	280,722
Platinum Group PCL (The), NVDR(b)	1,972,300	186,261
Pruksa Holding PCL, NVDR(b)	1,293,700	586,275
Quality Houses PCL, NVDR	18,802,632	1,346,663
Sansiri PCL, NVDR(b)	29,864,137	671,955
SC Asset Corp. PCL, NVDR(b)	3,530,204	252,837
Siam Future Development PCL, NVDR(b)	2,754,053	462,573
Singha Estate PCL, NVDR	7,239,000	486,347
Supalai PCL, NVDR	3,770,900	1,935,940
U City PCL, NVDR(a)	8,169,541	318,445
Univentures PCL, NVDR(b)	1,538,000	154,019
WHA Corp. PCL, NVDR(b)	20,586,940	1,787,616
		27,189,354
Road & Rail — 1.6%
BTS Group Holdings PCL, NVDR	16,459,400	5,685,548

Specialty Retail — 2.7%
Beauty Community PCL, NVDR(b)	5,331,200	321,004
Com7 PCL, NVDR	1,418,400	997,892
Dohome PLC, NVDR(a)(b)	1,316,400	348,342
Home Product Center PCL, NVDR	13,887,073	5,633,166
PTG Energy PCL, NVDR	1,776,500	793,809
Siam Global House PCL, NVDR(b)	3,438,743	1,503,871
		9,598,084
Security	Shares	Value

Transportation Infrastructure — 6.9%
Airports of Thailand PCL, NVDR(b)	10,054,400	$19,038,200
Bangkok Aviation Fuel Services PCL, NVDR(b)	452,500	341,293
Bangkok Expressway & Metro PCL, NVDR	17,933,653	5,257,052
		24,636,545
Water Utilities — 0.6%
Eastern Water Resources Development and Management PCL, NVDR	1,367,100	463,571
TTW PCL, NVDR	3,267,966	1,439,541
WHA Utilities and Power PCL, NVDR(b)	2,712,900	381,723
		2,284,835
Wireless Telecommunication Services — 8.0%
Advanced Info Service PCL, NVDR	2,790,719	17,687,967
Intouch Holdings PCL, NVDR	5,266,900	9,013,234
Total Access Communication PCL, NVDR	1,666,700	1,927,890
		28,629,091
Total Common Stocks — 99.5%
(Cost: $495,964,931)		355,280,247

Warrants

Media — 0.0%
VGI PCL, (Expires 09/10/22)(a)	1	0	(c)

Road & Rail — 0.0%
BTS Group Holdings PCL, (Expires 02/16/21)(a)	1,888,970	51,482

Total Warrants — 0.0%
(Cost: $0)		51 ,482

Short-Term Investments

Money Market Funds — 5.4%
BlackRock Cash Funds: Institutional, SL Agency Shares, 1.74% (d)(e)(f)	19,006,163	19,019,468
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.52% (d)(e)	453,000	453,000
		19,472,468
Total Short-Term Investments — 5.4%
(Cost: $19,465,528)		19,472,468

Total Investments in Securities — 104.9%
(Cost: $515,430,459)		374,804,197

Other Assets, Less Liabilities — (4.9)%		(17,545,789)

Net Assets — 100.0%		$357,258,408

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Rounds to less than $1.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period-end.
(f)	All or a portion of this security was purchased with cash collateral received from loaned securities.

36	2 0 2 0 i S h a r e s S e m i - A n n u a l R e p o r t t o S h a r e h o l d e r s

Schedule of Investments (unaudited) (continued)	iShares® MSCI Thailand ETF
February 29, 2020

Affiliates

Investments in issuers considered to be affiliates of the Fund during the six months ended February 29, 2020, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

								Change in
	Shares		Shares					Unrealized
	Held at		Held at	Value at			Net Realized	Appreciation
Affiliated Issuer	08/31/19	Net Activity	02/29/20	02/29/20	Income		Gain (Loss) (a)	(Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	14,300,710	4,705,453	19,006,163	$19,019,468	$514,537	(b)	$(82)	$4,356
BlackRock Cash Funds: Treasury, SL Agency Shares	860,000	(407,000)	453,000	453,000	8,199		—	—
				$19,472,468	$522,736		$(82)	$4,356

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)	Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Futures Contracts

				Value/
			Notional	Unrealized
	Number of	Expiration	Amount	Appreciation
Description	Contracts	Date	(000)	(Depreciation)
Long Contracts
MSCI Emerging Markets E-Mini	23	03/20/20	$1,160	$(87,286)

Derivative Financial Instruments Categorized by Risk Exposure

As of February 29, 2020, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

Equity
Contracts
Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$87,286

(a)	Net cumulative appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day's variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the six months ended February 29, 2020, the effect of derivative financial instruments in the Statements of Operations was as follows:

Equity
Contracts
Net Realized Gain (Loss) from:
Futures contracts	$38,649

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$(87,286)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$628,907

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund's policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

S c h e d u l e o f I n v e s t m e n t s	37

Schedule of Investments (unaudited) (continued)	iShares® MSCI Thailand ETF
February 29, 2020

Fair Value Measurements (continued)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of February 29, 2020. The breakdown of the Fund's investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$355,280,247	$—	$—	$355,280,247
Warrants	51,482	—	—	51,482
Money Market Funds	19,472,468	—	—	19,472,468
	$374,804,197	$—	$—	$374,804,197
Derivative financial instruments(a)
Liabilities
Futures Contracts	$(87,286)	$—	$—	$(87,286)

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements

38	2 0 2 0 i S h a r e s S e m i - A n n u a l R e p o r t t o S h a r e h o l d e r s

Statements of Assets and Liabilities (unaudited)

February 29, 2020

		iShares	iShares
	iShares	MSCI Japan	MSCI	iShares
	MSCI Hong Kong	Small-Cap	Malaysia	MSCI Pacific ex
	ETF	ETF	ETF	Japan ETF

ASSETS
Investments in securities, at value (including securities on loan) (a):
Unaffiliated (b)	$1,880,104,383	$76,194,819	$347,085,236	$2,019,385,922
Affiliated (c)	21,956,028	765,523	3,379,663	16,006,397
Cash	735	298	44	400
Foreign currency, at value(d)	3,922,607	152,787	105,793	2,894,968
Foreign currency collateral pledged:
Futures contracts(e)	360,911	9,585	—	538,843
Receivables:
Investments sold	4,082,566	29,517	12,195,970	3,669,454
Securities lending income — Affiliated	7,580	2,921	2,774	11,433
Variation margin on futures contracts	67,326	—	—	—
Dividends	138,120	305,373	294,645	7,081,428
Total assets	1,910,640,256	77,460,823	363,064,125	2,049,588,845

LIABILITIES
Collateral on securities loaned, at value	21,154,582	721,147	3,058,569	15,154,863
Payables:
Investments purchased	1,300,501	97,348	4,162,469	3,520,701
Variation margin on futures contracts .	—	23,985	—	332,930
Capital shares redeemed	6,697,660	95,498	7,762,245	—
Investment advisory fees	794,237	36,331	164,468	840,826
Total liabilities	29,946,980	974,309	15,147,751	19,849,320

NET ASSETS	$1,880,693,276	$76,486,514	$347,916,374	$2,029,739,525

NET ASSETS CONSIST OF:
Paid-in capital	$2,522,689,471	$122,969,926	$370,039,988	$2,693,642,797
Accumulated loss	(641,996,195)	(46,483,412)	(22,123,614)	(663,903,272)
NET ASSETS	$1,880,693,276	$76,486,514	$347,916,374	$2,029,739,525

Shares outstanding	82,350,000	1,200,000	13,650,000	48,300,000
Net asset value	$22.84	$63.74	$25.49	$42.02
Shares authorized .	375 million	500 million	300 million	1 billion
Par value	$0.001	$0.001	$0.001	$0.001

(a) Securities loaned, at value .	$20,109,458	$653,189	$2,897,563	$14,384,724
(b) Investments, at cost — Unaffiliated	$2,052,621,197	$107,648,889	$254,190,935	$2,217,231,836
(c) Investments, at cost — Affiliated .	$21,953,582	$765,026	$3,377,812	$15,999,406
(d) Foreign currency, at cost	$4,035,396	$149,769	$105,793	$2,911,924
(e) Foreign currency collateral pledged, at cost	$257,819	$9,464	$—	$551,576

See notes to financial statements

F i n a n c i a l s t a t e m e n t s	39

Statements of Assets and Liabilities (unaudited) (continued)

February 29, 2020

	iShares
	MSCI		iShares
	Singapore	iShares	MSCI
	ETF	MSCI Taiwan ETF	Thailand ETF

ASSETS
Investments in securities, at value (including securities on loan) (a):
Unaffiliated (b)	$496,111,625	$3,456,824,123	$355,331,729
Affiliated(c)	8,218,113	119,568,267	19,472,468
Cash	308	326	892
Foreign currency, at value(d)	1,342,242	904	—
Cash pledged:
Futures contracts	—	29,000	61,000
Foreign currency collateral pledged:
Futures contracts(e)	62,592	—	—
Receivables:
Investments sold	4,574,800	28,240,519	2,653,710
Securities lending income — Affiliated	14,192	176,412	103,487
Dividends	239,444	194,244	1,343,784
Total assets	510,563,316	3,605,033,795	378,967,070

LIABILITIES
Foreign bank overdraft	—	—	21
Collateral on securities loaned, at value	7,952,303	116,622,591	18,996,740
Payables:
Investments purchased	4,003,344	25,767,075	2,491,137
Variation margin on futures contracts	53,901	17,119	4,140
Capital shares redeemed	1,278,919	—	25,919
Investment advisory fees	212,522	1,631,766	190,705
Foreign taxes	—	68,254	—
Total liabilities	13,500,989	144,106,805	21,708,662

NETASSETS	$497,062,327	$3,460,926,990	$357,258,408

NET ASSETS CONSIST OF:
Paid-in capital	$740,527,473	$2,090,182,874	$564,262,670
Accumulated earnings (loss)	(243,465,146)	1,370,744,116	(207,004,262)
NETASSETS	$497,062,327	$3,460,926,990	$357,258,408

Shares outstanding	23,000,000	90,500,000	5,100,000
Net asset value	$21.61	$38.24	$70.05
Shares authorized	300 million	900 million	200 million
Par value	$0.001	$0.001	$0.001

(a) Securities loaned, at value	$7,527,802	$94,871,932	$17,223,004
(b) Investments, at cost — Unaffiliated	$571,216,069	$1,757,862,596	$495,964,931
(c) Investments, at cost — Affiliated .	$8,213,549	$119,511,109	$19,465,528
(d) Foreign currency, at cost	$1,351,562	$913	$(21)
(e) Foreign currency collateral pledged, at cost .	$64,043	$—	$—

See notes to financial statements

40	2 0 2 0 i S h a r e s S e m i - A n n u a l R e p o r t t o S h a r e h o l d e r s

Statements of Operations (unaudited)

Six Months Ended February 29, 2020

		iShares	iShares	iShares
	iShares	MSCI Japan	MSCI	MSCI Pacific
	MSCI Hong	Small-Cap	Malaysia	ex Japan
	Kong ETF	ETF	ETF	ETF

INVESTMENT INCOME
Dividends — Unaffiliated	$14,064,708	$1,098,496	$5,456,023	$35,280,080
Dividends — Affiliated	21,625	616	3,198	10,054
Interest — Unaffiliated	1,099	—	—	67
Securities lending income — Affiliated — net	20,898	32,431	52,067	64,858
Foreign taxes withheld	—	(105,670)	—	(612,444)
Total investment income	14,108,330	1,025,873	5,511,288	34,742,615

EXPENSES
Investment advisory fees	4,320,046	259,982	1,124,152	5,446,129
Total expenses	4,320,046	259,982	1,124,152	5,446,129
Net investment income	9,788,284	765,891	4,387,136	29,296,486

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — Unaffiliated	(9,387,907)	(486,418)	(15,965,018)	(19,772,794)
Investments — Affiliated	(1,731)	1,094	737	440
In-kind redemptions — Unaffiliated	6,801,495	(5,363,487)	—	25,444,328
Futures contracts	432,703	80,076	—	673,083
Foreign currency transactions	47,049	(13,208)	(301,878)	(70,881)
Net realized gain (loss)	(2,108,391)	(5,781,943)	(16,266,159)	6,274,176
Net change in unrealized appreciation (depreciation) on:
Investments — Unaffiliated	(46,070,160)	2,736,214	(22,584,511)	(86,857,817)
Investments — Affiliated	4,123	(951)	772	1,739
Futures contracts	(4,230)	(28,554)	—	(713,410)
Foreign currency translations	(15,791)	1,061	(26,907)	(169,231)
Net change in unrealized appreciation (depreciation)	(46,086,058)	2,707,770	(22,610,646)	(87,738,719)
Net realized and unrealized loss	(48,194,449)	(3,074,173)	(38,876,805)	(81,464,543)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS.	$(38,406,165)	$(2,308,282)	$(34,489,669)	$(52,168,057)

See notes to financial statements

F i n a n c i a l s t a t e m e n t s	41

Statements of Operations (unaudited) (continued)

Six Months Ended February 29, 2020

	iShares
	MSCI	iShares	iShares
	Singapore	MSCI Taiwan	MSCI
	ETF	ETF	Thailand ETF

INVESTMENT INCOME
Dividends — Unaffiliated .	$4,485,625	$14,388,357	$4,516,178
Dividends — Affiliated	2,932	60,474	8,199
Interest — Unaffiliated	—	5,159	75
Securities lending income — Affiliated — net(a)	84,945	1,153,324	514,537
Foreign taxes withheld	(124,951)	(2,983,826)	(372,196)
Other foreign taxes	—	(31,983)	—
Total investment income	4,448,551	12,591,505	4,666,793

EXPENSES
Investment advisory fees	1,330,199	9,498,391	1,380,619
Total expenses	1,330,199	9,498,391	1,380,619
Net investment income	3,1 18,352	3,093,114	3,286,174

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — Unaffiliated	(9,942,463)	(2,339,534)	(10,658,984)
Investments — Affiliated	430	591	(82)
In-kind redemptions — Unaffiliated	2,014,487	—	5,883,837
Futures contracts	144,400	1,386,420	38,649
Foreign currency transactions	32,290	(18,107)	(89,998)
Net realized loss	(7,750,856)	(970,630)	(4,826,578)
Net change in unrealized appreciation (depreciation) on:
Investments — Unaffiliated	(9,939,445)	317,183,006	(107,801,978)
Investments — Affiliated	(111)	16,231	4,356
Futures contracts	(1 13,534)	(319,277)	(87,286)
Foreign currency translations	(12,335)	34,284	(15,061)
Net change in unrealized appreciation (depreciation)	(10,065,425)	316,914,244	(107,899,969)
Net realized and unrealized gain (loss)	(17,816,281)	315,943,614	(112,726,547)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(14,697,929)	$319,036,728	$(109,440,373)

(a) Net of securities lending income tax paid of	$—	$292,726	$—

See notes to financial statements

42	2 0 2 0 i S h a r e s S e m i - A n n u a l R e p o r t t o S h a r e h o l d e r s

Statements of Changes in Net Assets

	iShares		iShares
	MSCI Hong Kong ETF		MSCI Japan Small-Cap ETF
	Six Months Ended		Six Months Ended
	02/29/20	Year Ended	02/29/20	Year Ended
	(unaudited)	08/31/19	(unaudited)	08/31/19

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income .	$9,788,284	$62,074,964	$765,891	$4,101,539
Net realized gain (loss)	(2,108,391)	171,568,216	(5,781,943)	(35,779,750)
Net change in unrealized appreciation (depreciation)	(46,086,058)	(205,108,906)	2,707,770	(2,339,583)
Net increase (decrease) in net assets resulting from operations	(38,406,165)	28,534,274	(2,308,282)	(34,017,794)

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(14,933,383)	(67,889,451)	(3,185,539)	(4,647,949)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	509,370,258	(1,265,603,711)	(28,014,920)	(136,251,360)

NET ASSETS
Total increase (decrease) in net assets	456,030,710	(1,304,958,888)	(33,508,741)	(174,917,103)
Beginning of period	1,424,662,566	2,729,621,454	109,995,255	284,912,358
End of period	$1,880,693,276	$1,424,662,566	$76,486,514	$109,995,255

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements

F i n a n c i a l S t a t e m e n t s	43

Statements of Changes in Net Assets (continued)

	iShares		iShares
	MSCI Malaysia ETF		MSCI Pacific ex Japan ETF
	Six Months Ended		Six Months Ended
	02/29/20	Year Ended	02/29/20	Year Ended
	(unaudited)	08/31/19	(unaudited)	08/31/19

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income .	$4,387,136	$17,432,270	$29,296,486	$89,927,097
Net realized gain (loss)	(16,266,159)	(37,554,258)	6,274,176	(10,840,856)
Net change in unrealized appreciation (depreciation)	(22,610,646)	(52,528,128)	(87,738,719)	(79,567,765)
Net decrease in net assets resulting from operations	(34,489,669)	(72,650,116)	(52,168,057)	(481,524)

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(5,324,752)	(16,938,304)	(47,058,472)	(103,540,539)

CAPITAL SHARE TRANSACTIONS
Net decrease in net assets derived from capital share transactions	(3,158,228)	(76,742,616)	(137,149,689)	(4,695,754)

NET ASSETS
Total decrease in net assets	(42,972,649)	(166,331,036)	(236,376,218)	(108,717,817)
Beginning of period	390,889,023	557,220,059	2,266,115,743	2,374,833,560
End of period	$347,916,374	$390,889,023	$2,029,739,525	$2,266,115,743

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements

44	2 0 2 0 i S h a r e s S e m i - A n n u a l R e p o r t t o S h a r e h o l d e r s

Statements of Changes in Net Assets (continued)

	iShares		iShares
	MSCI Singapore ETF		MSCI Taiwan ETF
	Six Months Ended		Six Months Ended
	02/29/20	Year Ended	02/29/20	Year Ended
	(unaudited)	08/31/19	(unaudited)	08/31/19

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income .	$3,1 18,352	$21,402,424	$3,093,114	$89,438,292
Net realized gain (loss)	(7,750,856)	(4,573,908)	(970,630)	171,832,639
Net change in unrealized appreciation (depreciation)	(10,065,425)	(21,563,424)	316,914,244	(507,317,120)
Net increase (decrease) in net assets resulting from operations	(14,697,929)	(4,734,908)	319,036,728	(246,046,189)

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(14,978,438)	(21,305,119)	(89,350,677)	(104,188,903)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	13,087,891	(39,601,577)	568,746,028	(1,070,161,394)

NET ASSETS
Total increase (decrease) in net assets	(16,588,476)	(65,641,604)	798,432,079	(1,420,396,486)
Beginning of period	513,650,803	579,292,407	2,662,494,911	4,082,891,397
End of period	$497,062,327	$513,650,803	$3,460,926,990	$2,662,494,911

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements

F i n a n c i a l S t a t e m e n t s	45

Statements of Changes in Net Assets (continued)

	iShares
	MSCI Thailand ETF
	Six Months
	Ended
	02/29/20	Year Ended
	(unaudited)	08/31/19

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$3,286,174	$11,152,769
Net realized gain (loss)	(4,826,578)	13,591,553
Net change in unrealized appreciation (depreciation)	(107,899,969)	(19,971,905)
Net increase (decrease) in net assets resulting from operations	(109,440,373)	4,772,417

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(4,102,360)	(10,822,599)

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	4,564,246	36,445,341

NET ASSETS
Total increase (decrease) in net assets	(108,978,487)	30,395,159
Beginning of period	466,236,895	435,841,736
End of period	$357,258,408	$466,236,895

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements

46	2 0 2 0 i S h a r e s S e m i - A n n u a l R e p o r t t o S h a r e h o l d e r s

Financial Highlights

(For a share outstanding throughout each period)

	iShares MSCI Hong Kong ETF
	Six Months Ended
	02/29/20		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	(unaudited)		08/31/19	08/31/18	08/31/17	08/31/16	08/31/15

Net asset value, beginning of period	$23.00		$24.18	$24.69	$21.08	$19.42	$21.89
Net investment income(a)	0.13		0.62	0.71	0.68	0.54	0.52
Net realized and unrealized gain (loss)(b)		(0.08)	(1.08)	(0.12)	3.54	1.72	(2.50)
Net increase (decrease) from investment operations	0.05		(0.46)	0.59	4.22	2.26	(1.98)

Distributions(c)
From net investment income		(0.21)	(0.72)	(1.10)	(0.61)	(0.60)	(0.49)
Total distributions		(0.21)	(0.72)	(1.10)	(0.61)	(0.60)	(0.49)

Net asset value, end of period	$22.84		$23.00	$24.18	$24.69	$21.08	$19.42

Total Return
Based on net asset value	0.17	%(d)	(2.00)%	2.33%	20.38%	11.94%	(9.29)%

Ratios to Average Net Assets
Total expenses	0.50	%(e)	0.49%	0.48%	0.49%	0.48%	0.48%
Net investment income	1.13	%(e)	2.52%	2.83%	3.08%	2.73%	2.36%

Supplemental Data
Net assets, end of period (000)	$1,880,693		$1,424,663	$2,729,621	$1,855,447	$1,596,576	$2,722,224
Portfolio turnover rate(f)	3	%(d)	12%	7%	8%	9%	7%

(a)	Based on average shares outstanding.
(b)	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

(d)	Not annualized.
(e)	Annualized.
(f)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements

F i n a n c i a l H i g h l i g h t s	47

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares MSCI Japan Small-Cap ETF
	Six Months Ended
	02/29/20		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	(unaudited)		08/31/19	08/31/18	08/31/17	08/31/16	08/31/15

Net asset value, beginning of period	$68.75		$77.00	$72.78	$60.95	$56.79	$56.61
Net investment income(a)	0.54		1.37	0.94	1.02	0.84	0.70
Net realized and unrealized gain (loss)(b)	(3.43)		(7.90)	4.24	12.62	4.29	0.71
Net increase (decrease) from investment operations	(2.89)		(6.53)	5.18	13.64	5.13	1.41

Distributions(c)
From net investment income	(2.12)		(1.72)	(0.96)	(1.81)	(0.97)	(1.23)
Total distributions	(2.12)		(1.72)	(0.96)	(1.81)	(0.97)	(1.23)

Net asset value, end of period	$63.74		$68.75	$77.00	$72.78	$60.95	$56.79

Total Return
Based on net asset value	(4.64	)%(d)	(8.42)%	7.09%	22.81%	9.10%	2.63%

Ratios to Average Net Assets
Total expenses	0.50	%(e)	0.49%	0.47%	0.49%	0.48%	0.48%
Net investment income	1.47	%(e)	1.94%	1.18%	1.53%	1.44%	1.26%

Supplemental Data
Net assets, end of period (000)	$76,487		$109,995	$284,912	$189,216	$164,553	$159,004
Portfolio turnover rate(f)	3	%(d)	10%	9%	8%	12%	10%

(a)	Based on average shares outstanding.
(b)	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Not annualized.
(e)	Annualized.
(f)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements

48	2 0 2 0 i S h a r e s S e m i - A n n u a l R e p o r t t o S h a r e h o l d e r s

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares MSCI Malaysia ETF
	Six Months Ended
	02/29/20		Year Ended		Year Ended		Year Ended		Year Ended		Year Ended
	(unaudited)		08/31/19		08/31/18		08/31/17(a)		08/31/16(a)		08/31/15(a)

Net asset value, beginning of period	$28.02		$32.87		$32.03		$33.13		$40.75		$64.53
Net investment income(b)	0.27		1.03		0.91		0.56		1.00		1.44
Net realized and unrealized gain (loss)(c)	(2.49)		(4.85)		2.06		(0.05)		2.79		(23.47)
Net increase (decrease) from investment operations	(2.22)		(3.82)		2.97		0.51		3.79		(22.03)

Distributions(d)
From net investment income	(0.31)		(1.03)		(2.13)		(1.61)		(1.81)		(1.57)
From net realized gain	—		—		—		—		(9.60)		(0.18)
Total distributions	(0.31)		(1.03)		(2.13)		(1.61)		(11.41)		(1.75)

Net asset value, end of period	$25.49		$28.02		$32.87		$32.03		$33.13		$40.75

Total Return
Based on net asset value	(8.00	)%(e)	(11.69)%		9.59%		2.14%		12.58%		(34.62)%

Ratios to Average Net Assets
Total expenses	0.50	%(f)	0.49%		0.47%		0.49%		0.48%		0.48%
Net investment income	1.95	%(f)	3.41%		2.69%		2.73%		2.86%		2.61%

Supplemental Data
Net assets, end of period (000)	$347,916		$390,889		$557,220		$437,224		$335,455		$263,579
Portfolio turnover rate(g)	33	%(e)(h)	48	%(h)	63	%(h)	24	%(h)	72	%(h)	24	%(h)

(a)	Per share amounts reflect a one-for-four reverse stock split effective after the close of trading on November 4, 2016.
(b)	Based on average shares outstanding.
(c)	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Not annualized.
(f)	Annualized.
(g)	Portfolio turnover rate includes portfolio transactions that are executed as a result of the Fund offering and redeeming Creation Units solely for cash in U.S. dollars ("cash creations").
(h)	Portfolio turnover rate excluding cash creations was as follows:	7%	9%	17%	10%	17%	5%

See notes to financial statements

F i n a n c i a l H i g h l i g h t s	49

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares MSCI Pacific ex Japan ETF
	Six Months Ended
	02/29/20		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	(unaudited)		08/31/19	08/31/18	08/31/17	08/31/16	08/31/15

Net asset value, beginning of period	$44.17		$46.02	$46.43	$40.94	$38.01	$51.21
Net investment income(a)	0.59		1.74	1.66	1.60	1.54	1.97
Net realized and unrealized gain (loss)(b)	(1.78)		(1.58)	0.03	5.55	2.98	(13.09)
Net increase (decrease) from investment operations	(1.19)		0.16	1.69	7.15	4.52	(11.12)

Distributions(c)
From net investment income	(0.96)		(2.01)	(2.10)	(1.66)	(1.59)	(2.08)
Total distributions	(0.96)		(2.01)	(2.10)	(1.66)	(1.59)	(2.08)

Net asset value, end of period	$42.02		$44.17	$46.02	$46.43	$40.94	$38.01

Total Return
Based on net asset value	(2.90	)%(d)	0.56%	3.63%	18.06%	12.20%	(22.19)%

Ratios to Average Net Assets
Total expenses	0.48	%(e)	0.48%	0.48%	0.49%	0.49%	0.49%
Net investment income	2.59	%(e)	3.89%	3.52%	3.69%	4.00%	4.31%

Supplemental Data
Net assets, end of period (000)	$2,029,740		$2,266,116	$2,374,834	$3,120,426	$2,357,962	$1,984,205
Portfolio turnover rate(f)	3	%(d)	7%	6%	3%	6%	7%

(a)	Based on average shares outstanding.
(b)	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Not annualized.
(e)	Annualized.
(f)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements

50	2 0 2 0 i S h a r e s S e m i - A n n u a l R e p o r t t o S h a r e h o l d e r s

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares MSCI Singapore ETF
	Six Months Ended
	02/29/20		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	(unaudited)		08/31/19	08/31/18	08/31/17 (a)	08/31/16 (a)	08/31/15 (a)

Net asset value, beginning of period	$22.83		$23.84	$24.70	$21.22	$21.25	$27.93
Net investment income(b)	0.14		0.91	1.04	0.56	0.84	0.82
Net realized and unrealized gain (loss)(c)	(0.68)		(1.02)	(0.77)	3.84	(0.24)	(6.64)
Net increase (decrease) from investment operations	(0.54)		(0.11)	0.27	4.40	0.60	(5.82)

Distributions(d)
From net investment income	(0.68)		(0.90)	(1.13)	(0.92)	(0.63)	(0.86)
Total distributions	(0.68)		(0.90)	(1.13)	(0.92)	(0.63)	(0.86)

Net asset value, end of period	$21.61		$22.83	$23.84	$24.70	$21.22	$21.25

Total Return
Based on net asset value	(2.63	)%(e)	(0.41)%	0.91%	21.51%	2.87%	(21.27)%

Ratios to Average Net Assets
Total expenses	0.50	%(f)	0.50%	0.47%	0.49%	0.48%	0.48%
Net investment income	1.17	%(f)	3.86%	4.03%	3.00%	3.96%	3.15%

Supplemental Data
Net assets, end of period (000)	$497,062		$513,651	$579,292	$600,268	$562,418	$609,927
Portfolio turnover rate(g)	4	%(e)	9%	26%	12%	7%	10%

(a)	Per share amounts reflect a one-for-two reverse stock split effective after the close of trading on November 4, 2016.
(b)	Based on average shares outstanding.
(c)	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Not annualized.
(f)	Annualized.
(g)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements

F i n a n c i a l H i g h l i g h t s	51

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares MSCI Taiwan ETF
	Six Months Ended
	02/29/20		Year Ended		Year Ended		Year Ended		Year Ended		Year Ended
	(unaudited)		08/31/19		08/31/18		08/31/17	(a)	08/31/16	(a)	08/31/15	(a)

Net asset value, beginning of period	$34.94		$37.91		$37.35		$30.30		$27.17		$32.89
Net investment income(b)	0.04		0.92		0.98		0.87		0.68		0.74
Net realized and unrealized gain (loss)(c)	4.28		(2.89)		0.60		6.88		3.25		(5.88)
Net increase (decrease) from investment operations	4.32		(1.97)		1.58		7.75		3.93		(5.14)

Distributions(d)
From net investment income	(1.02)		(1.00)		(1.02)		(0.70)		(0.80)		(0.58)
Total distributions	(1.02)		(1.00)		(1.02)		(0.70)		(0.80)		(0.58)

Net asset value, end of period	$38.24		$34.94		$37.91		$37.35		$30.30		$27.17

Total Return
Based on net asset value	12.21	%(e)	(4.92)%		4.43%		26.17%		15.02%		(15.79)%

Ratios to Average Net Assets
Total expenses	0.58	%(f)	0.59%		0.59%		0.62%		0.64%		0.62%
Net investment income	0.19	%(f)	2.70%		2.65%		3.10%		2.51%		2.36%

Supplemental Data
Net assets, end of period (000)	$3,460,927		$2,662,495		$4,082,891		$3,764,790		$2,656,889		$3,276,410
Portfolio turnover rate(g)	6	%(e)(h)	7	%(h)	12	%(h)	11	%(h)	27	%(h)	14	%(h)

(a)	Per share amounts reflect a one-for-two reverse stock split effective after the close of trading on November 4, 2016.
(b)	Based on average shares outstanding.
(c)	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Not annualized.
(f)	Annualized.
(g)	Portfolio turnover rate includes portfolio transactions that are executed as a result of the Fund offering and redeeming Creation Units solely for cash in U.S. dollars ("cash creations").
(h)	Portfolio turnover rate excluding cash creations was as follows:	6%	6%	11%	8%	9%	4%

See notes to financial statements

52	2 0 2 0 i S h a r e s S e m i - A n n u a l R e p o r t t o S h a r e h o l d e r s

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares MSCI Thailand ETF
	Six Months Ended
	02/29/20		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	(unaudited)		08/31/19	08/31/18	08/31/17	08/31/16	08/31/15

Net asset value, beginning of period	$90.53		$90.80	$82.70	$75.94	$65.01	$83.41
Net investment income(a)	0.59		2.10	2.12	1.99	2.05	1.66
Net realized and unrealized gain (loss)(b)	(20.39)		(0.33)	8.13	6.90	10.54	(17.98)
Net increase (decrease) from investment operations	(19.80)		1.77	10.25	8.89	12.59	(16.32)

Distributions(c)
From net investment income	(0.68)		(2.04)	(2.15)	(2.13)	(1.66)	(2.08)
Total distributions	(0.68)		(2.04)	(2.15)	(2.13)	(1.66)	(2.08)

Net asset value, end of period	$70.05		$90.53	$90.80	$82.70	$75.94	$65.01

Total Return
Based on net asset value	(22.00	)%(d)	2.03%	12.55%	12.01%	19.87%	(19.92)%

Ratios to Average Net Assets
Total expenses	0.58	%(e)	0.59%	0.59%	0.62%	0.63%	0.62%
Net investment income	1.38	%(e)	2.36%	2.30%	2.63%	3.08%	2.09%

Supplemental Data
Net assets, end of period (000)	$357,258		$466,237	$435,842	$355,590	$448,075	$237,304
Portfolio turnover rate(f)	6	%(d)	17%	10%	7%	16%	13%

(a)	Based on average shares outstanding.
(b)	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Not annualized.
(e)	Annualized.
(f)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements

F i n a n c i a l H i g h l i g h t s	53

Notes to Financial Statements (unaudited)

1.	ORGANIZATION

iShares, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The Company is organized as a Maryland corporation and is authorized to have multiple series or portfolios.

These financial statements relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

Diversification
iShares ETF	Classification
MSCI Hong Kong	Non-diversified
MSCI Japan Small-Cap	Diversified
MSCI Malaysia	Non-diversified
MSCI Pacific ex Japan	Diversified
MSCI Singapore	Non-diversified
MSCI Taiwan	Non-diversified
MSCI Thailand	Non-diversified

2.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by each Fund in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

Investment Transactions and Income Recognition: Investment transactions are accounted for on trade date. Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, net of any foreign taxes withheld at source. Any taxes withheld that are reclaimable from foreign tax authorities are reflected in tax reclaims receivable. Distributions received by the Funds may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains. Upon notification from issuers, some of the dividend income received from a real estate investment trust may be re-designated as a return of capital or capital gain. Non-cash dividends, if any, are recognized on the ex-dividend date and recorded as non-cash dividend income at fair value. Interest income is accrued daily.

Foreign Currency Translation: The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in non-U.S. currencies are translated to U.S. dollars using prevailing market rates as quoted by one or more data service providers. Purchases and sales of investments, income receipts and expense payments are translated into U.S. dollars on the respective dates of such transactions.

Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments. Such fluctuations are reflected by the Funds as a component of net realized and unrealized gain (loss) from investments for financial reporting purposes. Each Fund reports realized currency gain (loss) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.

Foreign Taxes: The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which each Fund invests. These foreign taxes, if any, are paid by each Fund and are reflected in its statement of operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “other foreign taxes”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of February 29, 2020, if any, are disclosed in the statement of assets and liabilities.

In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds' tax year. These reclassifications have no effect on net assets or net asset value per share.

Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The Funds' maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.

54	2 0 2 0 i S h a r e s S e m i - A n n u a l R e p o r t t o S h a r e h o l d e r s

Notes to Financial Statements (unaudited) (continued)

3.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the Fund’s listing exchange is not open. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. A fund determines the fair value of its financial instruments using various independent dealers or pricing services under policies approved by the Board of Directors of the Company (the “Board”). The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to oversee the pricing function for all financial instruments.

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:

●	Equity investments traded on a recognized securities exchange are valued at that day’s last traded price or official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.
●	Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published net asset value (“NAV”).
●	Futures contract notional values are determined based on that day’s last reported settlement price on the exchange where the contract is traded.

If events (e.g., a company announcement, market volatility or a natural disaster) occur that are expected to materially affect the value of an investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, in accordance with policies approved by the Board as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Global Valuation Committee include market approach, income approach and the cost approach. Valuation techniques used under these approaches take into consideration inputs that include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other inputs, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or default rates.

When determining the price for Fair Valued Investments, the Global Valuation Committee, or its delegate, seeks to determine the price that each Fund m ight reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Global Valuation Committee, or its delegate, deems relevant and consistent with the principles of fair value measurement.

Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.

Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair valu hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets for identical assets or liabilities;
●	Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, (including the Global Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) an d the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgement exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The fair value hierarchy for each Fund’s investments is included in its schedule of investments. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

4.	SECURITIES AND OTHER INVESTMENTS

Securities Lending: Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

As of February 29, 2020, any securities on loan were collateralized by cash and/or U.S. government obligations. Cash collateral received was invested in money market funds managed by BlackRock Fund Advisors (“BFA”), the Funds' investment adviser, or its affiliates and is disclosed in the schedules of investments. Any non-cash collateral

N o t e s t o F i n a n c i a l S t a t e m e n t s	55

Notes to Financial Statements (unaudited) (continued)

received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan for each Fund, if any, are also disclosed in its schedule of investments. The market value of any securities on loan as of February 29, 2020 and the value of the related cash collateral are disclosed in the statements of assets and liabilities.

Securities lending transactions are entered into by a fund under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party o r request additional collateral. In the event that a borrower defaults, the fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. The value of the collateral is typically greater than the market value of the securities loaned, leaving the lender with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the fund can reinvest cash collateral received in connection with loaned securities.

The following table is a summary of the securities lending agreements by counterparty which are subject to offset under an MSLA as of February 29, 2020:

	Market Value of	Cash Collateral		Non-Cash Collateral
iShares ETF and Counterparty	Securities on Loan	Received	(a)	Received	Net Amount
MSCI Hong Kong
BofA Securities, Inc.	$510,334	$510,334		$—	$—
Citigroup Global Markets Inc.	7,173,058	7,173,058		—	—
Morgan Stanley & Co. LLC.	12,426,066	12,426,066		—	—
	$20,109,458	$20,109,458		$—	$—
MSCI Japan Small-Cap
Credit Suisse Securities (USA) LLC.	$43,207	$43,207		$—	$—
Goldman Sachs & Co.	312,174	312,174		—	—
HSBC Bank PLC	95,272	95,272		—	—
JPMorgan Securities LLC.	86,265	86,265		—	—
Macquarie Bank Limited	100,145	100,145		—	—
UBS AG	16,126	16,126		—	—
	$653,189	$653,189		$—	$—
MSCI Malaysia
Macquarie Bank Limited.	$99,037	$99,037		$—	$—
Morgan Stanley & Co. International PLC	2,798,526	2,798,526		—	—
	$2,897,563	$2,897,563		$—	$—
MSCI Pacific ex Japan
BofA Securities, Inc.	$3,216,399	$3,216,399		$—	$—
Goldman Sachs & Co.	3,442,200	3,442,200		—	—
Morgan Stanley & Co. LLC.	7,701,291	7,701,291		—	—
State Street Bank & Trust Company	24,834	24,834		—	—
	$14,384,724	$14,384,724		$—	$—
MSCI Singapore
Goldman Sachs & Co.	$5,371,752	$5,371,752		$—	$—
JPMorgan Securities LLC.	583,936	583,936		—	—
Morgan Stanley & Co. LLC.	1,572,114	1,572,114		—	—
	$7,527,802	$7,527,802		$—	$—
MSCI Taiwan
Citigroup Global Markets Ltd.	$24,754,328	$24,754,328		$—	$—
Credit Suisse Securities (Europe) Ltd.	14,243,248	14,243,248		—	—
JPMorgan Securities PLC	13,470,169	13,470,169		—	—
Macquarie Bank Limited	23,441,053	23,441,053		—	—
Morgan Stanley & Co. International PLC	18,963,134	18,963,134		—	—
	$94,871,932	$94,871,932		$—	$—

56	2 0 2 0 i S h a r e s S e m i - A n n u a l R e p o r t t o S h a r e h o l d e r s

Notes to Financial Statements (unaudited) (continued)

	Market Value of	Cash Collateral	Non-Cash Collateral
iShares ETF and Counterparty	Securities on Loan	Received(a)	Received	Net Amount
MSCI Thailand
Barclays Capital Inc.	$509,760	$509,760	$—	$—
Credit Suisse Securities (USA) LLC	1,383,242	1,383,242	—	—
Goldman Sachs & Co.	2,441,944	2,441,944	—	—
JPMorgan Securities LLC	2,083,219	2,083,219	—	—
Macquarie Bank Limited	231,342	231,342	—	—
Morgan Stanley & Co. LLC	9,285,137	9,285,137	—	—
Scotia Capital (USA) Inc.	48,730	48,730	—	—
SG Americas Securities LLC	910,406	910,406	—	—
UBS AG	329,224	329,224	—	—
	$17,223,004	$17,223,004	$—	$—

(a)	Collateral received in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund's statement of assets and liabilities.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.

5.	DERIVATIVE FINANCIAL INSTRUMENTS

Futures Contracts: Each Fund’s use of futures contracts is generally limited to cash equitization. This involves the use of available cash to invest in index futures contracts in order to gain exposure to the equity markets represented in or by the Fund’s underlying index and is intended to allow the Fund to better track its underlying index. Futures contracts are standardized, exchange-traded agreements to buy or sell a specific quantity of an underlying instrument at a set price on a future date. Depending on the terms of a contract, a futures contract is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cas h amount on the settlement date.

Upon entering into a futures contract, a fund is required to pledge to the executing broker which holds segregated from its own assets, an amount of cash, U.S. government securities or other high-quality debt and equity securities equal to the minimum initial margin requirements of the exchange on which the contract is traded. Securities deposited as initial margin, if any, are designated in the schedule of investments and cash deposited, if any, is shown as cash pledged for futures contracts in the statement of assets and liabilities.

Pursuant to the contract, a fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation or depreciation and, if any, shown as variation margin receivable or payable on futures contracts in the statement of assets and liabilities. When the contract is closed, a realized gain or loss is recorded in the statement of operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. Losses may arise if the notional value of a futures contract decreases due to an unfavorable change in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and the assets u nderlying such contracts.

6.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Company, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent directors).

For its investment advisory services to each of the iShares MSCI Hong Kong, iShares MSCI Japan Small-Cap, iShares MSCI Malaysia and iShares MSCI Singapore ETFs, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Funds, based on each Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:

Aggregate Average Daily Net Assets	Investment Advisory Fee
First $7 billion	0.59%
Over $7 billion, up to and including $11 billion	0.54
Over $11 billion, up to and including $24 billion	0.49
Over $24 billion, up to and including $48 billion	0.44
Over $48 billion, up to and including $72 billion	0.40
Over $72 billion, up to and including $96 billion	0.36
Over $96 billion	0.32

N o t e s T o F i n a n c i a l S t a t e m e n t s	57

Notes to Financial Statements (unaudited) (continued)

For its investment advisory services to the iShares MSCI Pacific ex Japan ETF, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Fund, based on the Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:

Aggregate Average Daily Net Assets	Investment Advisory Fee
First $46 billion	0.5000%
Over $46 billion, up to and including $81 billion	0.4750
Over $81 billion, up to and including $111 billion	0.4513
Over $111 billion, up to and including $141 billion	0.4287
Over $141 billion	0.4073

Each reduced investment advisory fee level reflects a 5% reduction (rounded to the fourth decimal place) from the investment advisory fee at the prior aggregate average daily net asset level.

For its investment advisory services to each of the iShares MSCI Taiwan and iShares MSCI Thailand ETFs, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Funds, based on each Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:

Aggregate Average Daily Net Assets	Investment Advisory Fee
First $2 billion	0.74%
Over $2 billion, up to and including $4 billion	0.69
Over $4 billion, up to and including $8 billion	0.64
Over $8 billion, up to and including $16 billion	0.57
Over $16 billion, up to and including $24 billion	0.51
Over $24 billion, up to and including $32 billion	0.48
Over $32 billion	0.45

Distributor: BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Securities Lending: The U.S. Securities and Exchange Commission (the “SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan in a money market fund managed by BFA, or its affiliates, however, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04% (the “collateral investment fees”). Securities lending income is equal to the total of income earned from the reinvestment of cash collateral (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities. Each Fund retains a portion of securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to the current securities lending agreement, each Fund retains 82% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in that calendar year exceeds a specified threshold, each Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year 85% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

The share of securities lending income earned by each Fund is shown as securities lending income – affiliated – net in its statement of operations. For the six months ended February 29, 2020, the Funds paid BTC the following amounts for securities lending agent services:

Fees Paid
iShares ETF	to BTC
MSCI Hong Kong	$5,756
MSCI Japan Small-Cap	7,424
MSCI Malaysia	12,322
MSCI Pacific ex Japan	18,150
MSCI Singapore	22,000
MSCI Taiwan	343,378
MSCI Thailand	115,925

Officers and Directors: Certain officers and/or directors of the Company are officers and/or directors of BlackRock or its affiliates.

58	2 0 2 0 i S h a r e s S e m i - A n n u a l R e p o r t t o S h a r e h o l d e r s

Notes to Financial Statements (unaudited) (continued)

Other Transactions: Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

For the six months ended February 29, 2020, transactions executed by the Funds pursuant to Rule 17a-7 under the 1940 Act were as follows:

			Net Realized
iShares ETF	Purchases	Sales	Gain (Loss)
MSCI Hong Kong	$13,896,548	$6,092,693	$(13,653,367)
MSCI Japan Small-Cap	360,348	2,225,918	313,700
MSCI Pacific ex Japan	2,957,462	8,122,218	(7,407,228)
MSCI Singapore	9,775,375	3,040,462	(2,672,782)

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends – affiliated in the statement of operations.

A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.

7.	PURCHASES AND SALES

For the six months ended February 29, 2020, purchases and sales of investments, excluding in-kind transactions and short-term investments, were as follows:

iShares ETF	Purchases	Sales
MSCI Hong Kong	$595,080,070	$57,736,593
MSCI Japan Small-Cap	3,368,108	5,863,164
MSCI Malaysia	145,190,300	147,749,940
MSCI Pacific ex Japan	65,817,287	81,999,687
MSCI Singapore	25,931,979	21,768,804
MSCI Taiwan	695,346,523	188,872,904
MSCI Thailand	29,141,475	29,541,583

For the six months ended February 29, 2020, in-kind transactions were as follows:

	In-kind	In-kind
iShares ETF	Purchases	Sales
MSCI Hong Kong	$40,890,099	$66,783,372
MSCI Japan Small-Cap	14,751,309	42,386,688
MSCI Pacific ex Japan	—	130,175,971
MSCI Singapore	19,446,491	19,282,677
MSCI Thailand	171,461,773	166,961,071

8.	INCOME TAX INFORMATION

Each Fund is treated as an entity separate from the Company's other funds for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

Management has analyzed tax laws and regulations and their application to the Funds as of February 29, 2020, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds' financial statements.

As of August 31, 2019, the Funds had non-expiring capital loss carryforwards available to offset future realized capital gains as follows:

iShares ETF	Non-Expiring
MSCI Hong Kong	$420,080,374
MSCI Japan Small-Cap	6,835,514
MSCI Malaysia	54,1 08,940
MSCI Pacific ex Japan	386,018,900
MSCI Singapore	1 32,911,937
MSCI Taiwan	146,686,322
MSCI Thailand	51,274,844

N o t e s to F i n a n c i a l S t a t e m e n t s	59

Notes to Financial Statements (unaudited) (continued)

A fund may own shares in certain foreign investment entities, referred to, under U.S. tax law, as “passive foreign investment companies.” Such fund may elect to mark-to-market annually the shares of each passive foreign investment company and would be required to distribute to shareholders any such marked-to-market gains.

As of February 29, 2020, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:

				Net Unrealized
		Gross Unrealized	Gross Unrealized	Appreciation
iShares ETF	Tax Cost	Appreciation	Depreciation	(Depreciation)
MSCI Hong Kong	$2,099,089,370	$86,911,474	$(283,944,212)	$(197,032,738)
MSCI Japan Small-Cap	1 10,283,485	2,155,643	(35,520,234)	(33,364,591)
MSCI Malaysia	302,402,032	98,789,515	(50,726,648)	48,062,867
MSCI Pacific ex Japan	2,311,644,770	260,965,284	(537,819,669)	(276,854,385)
MSCI Singapore	597,690,247	12,739,027	(106,149,973)	(93,410,946)
MSCI Taiwan	2,053,333,941	1,729,535,934	(206,520,014)	1,523,015,920
MSCI Thailand	527,010,882	2,357,192	(154,651,163)	(152,293,971)

9.	PRINCIPAL RISKS

In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities su bject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Each Fund’s prospectus provides details of the risks to which the Fund is subject.

BFA uses a “passive” or index approach to try to achieve each Fund’s investment objective following the securities included in its underlying index du ring upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

Market Risk: Market risk arises mainly from uncertainty about future values of financial instruments influenced by price, currency and interest rate movements. It represents the potential loss a fund may suffer through holding market positions in the face of market movements. A fund is exposed to market risk by its investment in equity, fixed income and/or financial derivative instruments or by its investment in underlying funds. The fair value of securities held by a fund may decline due to general market conditions, economic trends or events that are not specifically related to the issuers of the securities including local, regional or global political, social or economic instability or to factors that affect a particular industry or group of industries. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. The extent of a fund’s exposure to market risk is the market value of the investments held as shown in the fund’s schedule of investments.

Investing in the securities of non-U.S. issuers involves certain considerations and risks not typically associated with securities of U.S. issuers . Such risks include, but are not limited to: differences in accounting, auditing and financial reporting standards; more substantial governmental involvement in the economy; higher inflation rates, greater social, economic and political uncertainties; possible nationalization or expropriation of assets; less availability of public information about issuers; imposition of withholding or other taxes; higher transaction and custody costs and delays in settlement procedures; and lower level of regulation of the securities markets and issuers. Non-U.S. securities may be less liquid, more difficult to value, and have greater price volatility due to exchange rate fluctuations. These and other risks are heightened for investments in issuers from countries with less developed capital markets.

An outbreak of respiratory disease caused by a novel coronavirus has developed into a global pandemic and has resulted in closing borders, quarantines, disruptions to supply chains and customer activity, as well as general concern and uncertainty. The impact of this pandemic, and other global health crises that may arise in the future, could affect the economies of many nations, individual companies and the market in general in ways that cannot necessarily be foreseen at the present time. This pandemic may result in substantial market volatility and may adversely impact the prices and liquidity of a fund's investments. The impact of the pandemic may be short term or may last for an extended period of time.

Credit Risk: Credit risk is the risk that an issuer or guarantor of debt instruments or the counterparty to a financial transaction, including derivatives contracts, repurchase agreements or loans of portfolio securities, is unable or unwilling to make timely interest and/or principal payments or to otherwise honor its obligations. BFA and its affiliates manage counterparty credit risk by entering into transactions only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose a fund to issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of a fund’s exposure to credit and counterparty risks with respect to those financial assets is approximated by their value recorded in its statement of assets and liabilities.

Concentration Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its schedule of investments.

When a fund concentrates its investments in issuers located in a single country or a limited number of countries, it assumes the risk that economic, regulatory, political and social conditions in that country or those countries may have a significant impact on the fund and could affect the income from, or the value or liquidity of, the fund’s portfolio.

60	2 0 2 0 i S h a r e s S e m i - A n n u a l R e p o r t t o S h a r e h o l d e r s

Notes to Financial Statements (unaudited) (continued)

When a fund concentrates its investments in securities within a single or limited number of market sectors, it assumes the risk that economic, regulatory, political and social conditions affecting such sectors may have a significant impact on the fund and could affect the income from, or the value or liquidity of, the fund’s portfolio.

10.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.

Transactions in capital shares were as follows:

	Six Months Ended		Year Ended
	02/29/20		08/31/19
iShares ETF	Shares	Amount	Shares	Amount
MSCI Hong Kong
Shares sold	23,700,000	$584,919,221	26,400,000	$641,855,226
Shares redeemed	(3,300,000)	(75,548,963)	(77,325,000)	(1,907,458,937)
Net increase(decrease)	20,400,000	$509,370,258	(50,925,000)	$(1,265,603,711)

MSCI Japan Small-Cap
Shares sold	200,000	$14,987,192	2,600,000	$188,325,229
Shares redeemed	(600,000)	(43,002,112)	(4,700,000)	(324,576,589)
Net decrease	(400,000)	$(28,014,920)	(2,100,000)	$(136,251,360)

MSCI Malaysia
Shares sold	4,275,000	$120,064,883	6,825,000	$211,840,133
Shares redeemed	(4,575,000)	(123,223,111)	(9,825,000)	(288,582,749)
Net decrease	(300,000)	$(3,158,228)	(3,000,000)	$(76,742,616)

MSCI Pacific ex Japan
Shares sold	—	$—	6,000,000	$271,812,469
Shares redeemed	(3,000,000)	(137,149,689)	(6,300,000)	(276,508,223)
Net decrease	(3,000,000)	$(137,149,689)	(300,000)	$(4,695,754)

MSCI Singapore
Shares sold	1,550,000	$37,044,705	4,000,000	$93,905,772
Shares redeemed	(1,050,000)	(23,956,814)	(5,800,000)	(133,507,349)
Net increase(decrease)	500,000	$13,087,891	(1,800,000)	$(39,601,577)

MSCI Taiwan
Shares sold	14,300,000	$568,746,028	100,000	$13,078,670
Shares redeemed	—	—	(31,600,000)	(1,083,240,064)
Net increase(decrease)	14,300,000	$568,746,028	(31,500,000)	$(1,070,161,394)

MSCI Thailand
Shares sold	1,950,000	$172,556,067	4,300,000	$384,240,938
Shares redeemed	(2,000,000)	(167,991,821)	(3,950,000)	(347,795,597)
Net increase(decrease)	(50,000)	$4,564,246	350,000	$36,445,341

The consideration for the purchase of Creation Units of a fund in the Company generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Company may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Company's administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the statement of assets and liabilities.

11. LEGAL PROCEEDINGS

On June 16, 2016, investors in certain iShares funds (iShares Core S&P Small-Cap ETF, iShares Russell 1000 Growth ETF, iShares Core S&P 500 ETF, iShares Russell Mid-Cap Growth ETF, iShares Russell Mid-Cap ETF, iShares Russell Mid-Cap Value ETF, iShares Select Dividend ETF, iShares Morningstar Mid-Cap ETF, iShares Morningstar Large-Cap ETF, iShares U.S. Aerospace & Defense ETF and iShares Preferred and Income Securities ETF) filed a class action lawsuit against iShares Trust, BlackRock, Inc. and certain of its advisory affiliates, and certain directors/trustees and officers of the Funds (collectively, “Defendants”) in California State Court. The lawsuit

N o t e s to F i n a n c i a l S t a t e m e n t s	61

Notes to Financial Statements (unaudited) (continued)

alleges the Defendants violated federal securities laws by failing to adequately disclose in the prospectuses issued by the funds noted above the risks of using stop-loss orders in the event of a ‘flash crash’, such as the one that occurred on May 6, 2010. On September 18, 2017, the court issued a Statement of Decision holdin g that the Plaintiffs lack standing to assert their claims. On October 11, 2017, the court entered final judgment dismissing all of the Plaintiffs’ claims with prejudice. In an opinion dated January 23, 2020, the California Court of Appeal affirmed the dismissal of Plaintiffs’ claims. On March 3, 2020, plaintiffs filed a petition for review by the California Supreme Court.

12. SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

62	2 0 2 0 i S h a r e s S e m i - A n n u a l R e p o r t t o S h a r e h o l d e r s

Statement Regarding Liquidity Risk Management Program

The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.

The Board of Directors (the “Board”) of iShares MSCI Hong Kong ETF, iShares MSCI Japan Small-Cap ETF, iShares MSCI Malaysia ETF, iShares MSCI Pacific ex Japan ETF, iShares MSCI Singapore ETF, iShares MSCI Taiwan ETF and iShares MSCI Thailand ETF met on December 3, 2019 (the “Meeting”) to review the liquidity risk management program (the “Program”) applicable to the iShares Funds (each, a “Fund”) pursuant to the Liquidity Rule. The Board has appointed BlackRock Fund Advisors (“BlackRock”), the investment adviser to the Funds, as the program administrator for each Fund’s Program, as applicable. BlackRock has delegated oversight of the Program to the 40 Act Liquidity Risk Management Committee (the “Committee”). At the Meeting, the Committee, on behalf of BlackRock, provided the Board with a report that addressed the operation of the Program and assessed its adequacy and effectiveness of implementation, including the operation of each Fund’s Highly Liquid Investment Minimum (“HLIM”) where applicable, and any material changes to the Program (the “Report”). The Report covered the period from December 1, 2018 through September 30, 2019 (the “Program Reporting Period”).

The Report described the Program’s liquidity classification methodology for categorizing a Fund’s investments (including derivative transactions) into one of four liquidity buckets. It also described BlackRock’s methodology in establishing a Fund’s HLIM and noted that the Committee reviews and ratifies the HLIM assigned to each Fund no less frequently than annually.

The Report noted that the Program complied with the key factors for consideration under the Liquidity Rule for assessing, managing and periodically reviewing a Fund’s liquidity risk, as follows:

a)	The Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions. During the Program Reporting Period, the Committee reviewed whether each Fund’s investment strategy is appropriate for an open-end fund structure with a focus on Funds with more significant and consistent holdings of less liquid and illiquid assets. The Committee also factored a Fund’s concentration in an issuer into the liquidity classification methodology by taking issuer position sizes into account. A factor for consideration under the Liquidity Rule is a Fund’s use of borrowings for investment purposes. However, the Funds do not borrow for investment purposes. Derivative exposure was considered in the calculation of liquidity classification.

b)	Short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions. During the Program Reporting Period, the Committee reviewed historical redemption activity and used this information as a component to establish each ETF’s reasonably anticipated trading size. The Committee may also take into consideration a Fund’s shareholder ownership concentration (which, depending on product type and distribution channel, may or may not be available), a Fund’s distribution channels, and the degree of certainty associated with a Fund’s short-term and long-term cash flow projectio ns.

c)	Holdings of cash and cash equivalents, as well as borrowing arrangements. The Committee considered that ETFs generally do not hold more than de minimus amounts of cash. Funds may borrow for temporary or emergency purposes, including to meet payments due from redemptions or to facilitate the settlement of securities or other transactions.

d)	The relationship between an ETF’s portfolio liquidity and the way in which, and the prices and spreads at which, ETF shares trade, including the efficiency of the arbitrage function and the level of active participation by market participants, including authorized participants. The Committee monitored the prevailing bid/ask spread and the ETF price premium (or discount) to NAV for all ETFs and reviewed any persistent deviations from long-term averages.

e)	The effect of the composition of baskets on the overall liquidity of an ETF’s portfolio. In reviewing the linkage between the composition of baskets accepted by an ETF and any significant change in the liquidity profile of such ETF, the Committee reviewed changes in the proportion of each ETF’s portfolio comprised of less liquid and illiquid holdings to determine if applicable thresholds were met requiring enhanced review.

There were no material changes to the Program during the Program Reporting Period. The Report provided to the Board stated that the Committee concluded that based on the operation of the functions, as described in the Report, the Program is operating as intended and is effective in implementing the requirements of the Liquidity Rule.

S t a t e m e n t R e g a r d i n g L i q u i d i t y R i s k M a n a g e m en t P r o g r a m	63

Supplemental Information (unaudited)

Section 19(a) Notices

The amounts and sources of distributions reported are estimates and are being provided pursuant to regulatory requirements and are not being provided for tax reporting purposes. The actual amounts and sources for tax reporting purposes will depend upon each fund's investment experience during the year and may be subject to changes based on tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report these distributions for federal income tax purposes.

	Total Cumulative Distributions				% Breakdown of the Total Cumulative
	For the Fiscal Year-to-Date				Distributions for the Fiscal Year-to-Date
	Net				Net
	Investment	Net Realized	Return of	Total Per	Investment	Net Realized	Return of	Total Per
iShares ETF	Income	Gains	Capital	Share	Income	Capital Gains	Capital	Share
MSCI Japan Small-Cap(a)	$1.642501	$—	$0.481192	$2.123693	77%	—%	23%	100%
MSCI Pacific ex Japan(a)	0.855782	—	0.100691	0.956473	89	—	11	100
MSCI Singapore(a)	0.181629	—	0.500760	0.682389	27	—	73	100
MSCI Taiwan(a)	0.957024	—	0.066466	1.023490	94	—	6	100

(a)	The Fund estimates that it has distributed more than its net investment income and net realized capital gains; therefore, a portion of the distribution may be a return of capital. A return of capital may occur, for example, when some or all of the shareholder's investment in the Fund is returned to the shareholder. A return of capital does not necessarily reflect the Fund's investment performance and should not be confused with "yield" or "income". When distributions exceed total return performance, the difference will incrementally reduce the Fund's net asset value per share.

64	2 0 2 0 i S h a r e s S e m i - A n n u a l R e p o r t t o S h a r e h o l d e r s

General Information

Electronic Delivery

Shareholders can sign up for email notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.

To enroll in electronic delivery:

●	Go to icsdelivery.com.
●	If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Availability of Quarterly Schedule of Investments

The iShares Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT, and for reporting periods ended prior to March 31, 2019, filed such information on Form N-Q. The iShares Funds' Forms N-Q are available on the SEC’s website at sec.gov. The iShares Funds also disclose their complete schedule of portfolio holdings on a daily basis on the iShares website at iShares.com.

Availability of Proxy Voting Policies and Proxy Voting Records

A description of the policies and procedures that the iShares Funds use to determine how to vote proxies relating to portfolio securities and information about how the iShares Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request (1) by calling toll-free 1-800-474-2737; (2) on the iShares website at iShares.com; and (3) on the SEC website at sec.gov.

G e n e r a l I n f o r m a t i o n	65

Glossary of Terms Used in this Report

Portfolio Abbreviations - Equity

ADR	American Depositary Receipt

NVDR	Non-Voting Depositary Receipt

NVS	Non-Voting Shares

66	2 0 2 0 i S h a r e s S e m i - A n n u a l R e p o r t t o S h a r e h o l d e r s

Want to know more?

iShares.com   |   1-800-474-2737

This report is intended for the Funds' shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by MSCI Inc., nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.

©2020 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

iS-SAR-803-0220

FEBRUARY 29, 2020

2020 Semi-Annual Report (Unaudited)

iShares, Inc.

●	iShares MSCI Brazil ETF | EWZ | NYSE Arca

●	iShares MSCI Chile ETF | ECH | Cboe BZX

●	iShares MSCI Colombia ETF | ICOL | NYSE Arca

●	iShares MSCI Israel ETF | EIS | NYSE Arca

●	iShares MSCI Russia ETF | ERUS | NYSE Arca

●	iShares MSCI South Africa ETF | EZA | NYSE Arca

●	iShares MSCI Turkey ETF | TUR | NASDAQ

●	iShares MSCI USA Equal Weighted ETF | EUSA | NYSE Arca

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of each Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

You may elect to receive all future reports in paper free of charge. If you hold accounts through a financial intermediary, you can follow the instructions included with this disclosure, if applicable, or contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. Please note that not all financial intermediaries may offer this service. Your election to receive reports in paper will apply to all funds held with your financial intermediary.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive electronic delivery of shareholder reports and other communications by contacting your financial intermediary. Please note that not all financial intermediaries may offer this service.

Fund Summary as of February 29, 2020	iShares® MSCI Brazil ETF

Investment Objective

The iShares MSCI Brazil ETF (the “Fund”) seeks to track the investment results of an index composed of Brazilian equities, as represented by the MSCI Brazil 25/50 Index (the "Index"). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns
	6 Months	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years
Fund NAV	(5.53)%	(9.25)%	4.19%	(3.01)%	(9.25)%	22.79%	(26.35)%
Fund Market	(4.91)	(8.25)	4.27	(2.92)	(8.25)	23.24	(25.63)
Index	(5.14)	(8.54)	4.91	(2.41)	(8.54)	27.10	(21.63)

Index performance through February 11, 2013 reflects the performance of the MSCI Brazil Index. Index performance beginning on February 12, 2013 reflects the performance of the MSCI Brazil 25/50 Index.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 11 for more information.

Expense Example

Actual				Hypothetical 5% Return
Beginning Account Value (09/01/19)	Ending Account Value (02/29/20)	Expenses Paid During the Period	(a)	Beginning Account Value (09/01/19)	Ending Account Value (02/29/20)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$1,000.00	$944.70	$2.80		$1,000.00	$1,022.00	$2.92		0.58%

(a)	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 11 for more information.

Portfolio Information

ALLOCATION BY SECTOR

	Percent of
Sector	Total Investments	(a)
Financials	33.3%
Energy	13.0
Materials	12.2
Consumer Staples	11.3
Consumer Discretionary	9.1
Industrials	7.8
Utilities	6.1
Communication Services.	2.5
Health Care	2.5
Real Estate	1.6
Information Technology	0.6

TEN LARGEST HOLDINGS
	Percent of
Security	Total Investments	(a)
Itau Unibanco Holding SA (Preferred)	8.7%
Vale SA	7.8
Banco Bradesco SA (Preferred)	6.8
Petroleo Brasileiro SA (Preferred)	5.8
Petroleo Brasileiro SA	5.4
B3 SA - Brasil, Bolsa, Balcao	5.1
Ambev SA	3.6
Itausa-Investimentos Itau SA (Preferred)	2.7
Lojas Renner SA	2.7
Banco do Brasil SA	2.5

(a)	Excludes money market funds.

F u n d S u m m a r y	3

Fund Summary as of February 29, 2020	iShares® MSCI Chile ETF

Investment Objective

The iShares MSCI Chile ETF (the “Fund”) seeks to track the investment results of a broad-based index composed of Chilean equities, as represented by the MSCI Chile IMI 25/50 Index (the "Index"). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns
	6 Months	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years
Fund NAV	(25.14)%	(39.61)%	(6.43)%	(5.63)%	(39.61)%	(28.28)%	(43.97)%
Fund Market	(23.28)	(38.16)	(6.14)	(5.48)	(38.16)	(27.16)	(43.06)
Index	(25.07)	(39.49)	(6.37)	(5.14)	(39.49)	(28.04)	(41.03)

Index performance through February 11, 2013 reflects the performance of the MSCI Chile Investable Market Index. Index performance beginning on February 12, 2013 reflects the performance of the MSCI Chile IMI 25/50 Index.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 11 for more information.

Expense Example

Actual				Hypothetical 5% Return
Beginning Account Value (09/01/19)	Ending Account Value (02/29/20)	Expenses Paid During the Period	(a)	Beginning Account Value (09/01/19)	Ending Account Value (02/29/20)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$1,000.00	$748.60	$2.52		$1,000.00	$1,022.00	$2.92		0.58%

(a)	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 11 for more information.

Portfolio Information

ALLOCATION BY SECTOR
	Percent of
Sector	Total Investments	(a)
Utilities	30.1%
Financials	21.6
Materials	12.1
Consumer Staples	11.9
Energy	6.6
Industrials	5.9
Consumer Discretionary	5.7
Real Estate	3.0
Communication Services	2.1
Information Technology	1.0

TEN LARGEST HOLDINGS
	Percent of
Security	Total Investments	(a)
Enel Americas SA	15.1%
Banco de Chile	9.5
Empresas COPEC SA	6.7
Sociedad Quimica y Minera de Chile SA (Preferred), Series
B	6.6
Enel Chile SA	6.0
Banco Santander Chile	4.8
Empresas CMPC SA	4.4
SACI Falabella	4.3
Banco de Credito e Inversiones SA	4.3
Cencosud SA	4.1

(a)	Excludes money market funds.

4	2 0 2 0 i S h a r e s S e m i - A n n u a l R e p o r t t o S h a r e h o l d e r s

Fund Summary as of February 29, 2020	iShares® MSCI Colombia ETF

Investment Objective

The iShares MSCI Colombia ETF (the “Fund”) seeks to track the investment results of a broad-based index composed of Colombian equities, as represented by the MSCI All Colombia Capped Index (the "Index"). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns
				Since			Since
	6 Months	1 Year	5 Years	Inception	1 Year	5 Years	Inception
Fund NAV	(2.23)%	(7.50)%	(3.59)%	(8.64)%	(7.50)%	(16.72)%	(45.43)%
Fund Market	(4.21)	(9.28)	(4.26)	(8.98)	(9.28)	(19.55)	(46.77)
Index	(1.92)	(7.00)	(3.43)	(8.34)	(7.00)	(16.03)	(44.19)

The inception date of the Fund was 6/18/13. The first day of secondary market trading was 6/20/13.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 11 for more information.

Expense Example

Actual				Hypothetical 5% Return
Beginning Account Value (09/01/19)	Ending Account Value (02/29/20)	Expenses Paid During the Period	(a)	Beginning Account Value (09/01/19)	Ending Account Value (02/29/20)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$1,000.00	$977.70	$3.00		$1,000.00	$1,021.80	$3.07		0.61%

(a)	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 11 for more information.

Portfolio Information

ALLOCATION BY SECTOR
	Percent of
Sector	Total Investments	(a)
Financials	37.2%
Energy	29.5
Utilities	14.5
Materials	10.6
Consumer Staples	4.4
Industrials	3.8

TEN LARGEST HOLDINGS
	Percent of
Security	Total Investments	(a)
Ecopetrol SA	20.5%
Bancolombia SA (Preferred)	15.7
Bancolombia SA	6.4
Grupo Energia Bogota SA ESP	4.9
Canacol Energy Ltd.	4.7
Enel Americas SA	4.6
Interconexion Electrica SA ESP	4.6
Banco Davivienda SA (Preferred)	4.5
Grupo Nutresa SA	4.4
Empresas COPEC SA	4.3

(a)	Excludes money market funds.

F u n d S u m m a r y	5

Fund Summary as of February 29, 2020	iShares® MSCI Israel ETF

Investment Objective

The iShares MSCI Israel ETF (the “Fund”) seeks to track the investment results of a broad-based index composed of Israeli equities, as represented by the MSCI Israel Capped Investable Market Index (the "Index"). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns
	6 Months	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years
Fund NAV	5.88%	3.90%	5.02%	2.33%	3.90%	27.73%	25.94%
Fund Market	6.03	4.06	4.89	2.15	4.06	26.95	23.75
Index	6.21	4.51	5.51	2.70	4.51	30.74	30.58

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 11 for more information.

Expense Example

Actual				Hypothetical 5% Return
Beginning Account Value (09/01/19)	Ending Account Value (02/29/20)	Expenses Paid During the Period	(a)	Beginning Account Value (09/01/19)	Ending Account Value (02/29/20)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$1,000.00	$1,058.80	$2.97		$1,000.00	$1,022.00	$2.92		0.58%

(a)	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 11 for more information.

Portfolio Information

ALLOCATION BY SECTOR
	Percent of
Sector	Total Investments	(a)
Information Technology	30.6%
Financials	25.7
Real Estate	14.2
Health Care	9.9
Industrials	8.4
Consumer Staples	2.5
Communication Services	2.5
Materials	2.4
Energy	2.0
Other (each representing less than 1%)	1.8

TEN LARGEST HOLDINGS
	Percent of
Security	Total Investments	(a)
Check Point Software Technologies Ltd.	10.1%
Teva Pharmaceutical Industries Ltd.	9.7
Bank Leumi Le-Israel BM	7.7
Nice Ltd.	7.6
Bank Hapoalim BM	7.0
Wix. com Ltd.	4.3
Israel Discount Bank Ltd., Class A	4.1
Mizrahi Tefahot Bank Ltd.	3.1
Elbit Systems Ltd.	3.1
CyberArk Software Ltd.	3.0

(a)	Excludes money market funds.

6	2 0 2 0 i S h a r e s S e m i - A n n u a l R e p o r t t o S h a r e h o l d e r s

Fund Summary as of February 29, 2020	iShares® MSCI Russia ETF

Investment Objective

The iShares MSCI Russia ETF (the “Fund”) seeks to track the investment results of an index composed of Russian equities, as represented by the MSCI Russia 25/50 Index (the "Index"). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns
				Since			Since
	6 Months	1 Year	5 Years	Inception	1 Year	5 Years	Inception
Fund NAV	0.49%	12.82%	10.62%	0.18%	12.82%	65.62%	1.65%
Fund Market	1.51	14.04	10.58	0.21	14.04	65.32	1.96
Index	0.86	13.26	11.36	0.78	13.26	71.24	7.54

The inception date of the Fund was 11/9/10. The first day of secondary market trading was 11/10/10.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 11 for more information.

Expense Example

Actual				Hypothetical 5% Return
Beginning Account Value (09/01/19)	Ending Account Value (02/29/20)	Expenses Paid During the Period	(a)	Beginning Account Value (09/01/19)	Ending Account Value (02/29/20)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$1,000.00	$1,004.90	$2.89		$1,000.00	$1,022.00	$2.92		0.58%

(a)	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 11 for more information.

Portfolio Information

ALLOCATION BY SECTOR
	Percent of
Sector	Total Investments	(a)
Energy	47.4%
Materials	21.2
Financials	18.9
Consumer Staples	6.2
Communication Services	3.7
Utilities	2.6

TEN LARGEST HOLDINGS
	Percent of
Security	Total Investments	(a)
LUKOIL PJSC	15.6%
Sberbank of Russia PJSC	15.5
Gazprom PJSC	14.0
MMC Norilsk Nickel PJSC	4.5
Novatek PJSC	4.5
Tatneft PJSC	4.5
Mobile TeleSystems PJSC	3.7
Polyus PJSC	3.1
X5 Retail Group NV	3.1
Magnit PJSC	3.0

(a)	Excludes money market funds.

F u n d S u m m a r y	7

Fund Summary as of February 29, 2020	iShares® MSCI South Africa ETF

Investment Objective

The iShares MSCI South Africa ETF (the “Fund”) seeks to track the investment results of an index composed of South African equities, as represented by the MSCI South Africa 25/50 Index (the "Index"). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns				Cumulative Total Returns
	6 Months	1 Year	5	Years	10 Years	1 Year	5 Years	10 Years
Fund NAV	(10.86)%	(18.71)%	(6.31)%		0.49%	(18.71)%	(27.80)%	5.04%
Fund Market	(7.31)	(15.14)	(5.56)		0.96	(15.14)	(24.89)	9.99
Index	(10.61)	(18.29)	(5.76)		1.10	(18.29)	(25.66)	11.58

Index performance through August 31, 2017 reflects the performance of the MSCI South Africa Index. Index performance beginning on September 1, 2017 reflects the performance of the MSCI South Africa 25/50 Index.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 11 for more information.

Expense Example

Actual				Hypothetical 5% Return
Beginning Account Value (09/01/19)	Ending Account Value (02/29/20)	Expenses Paid During the Period	(a)	Beginning Account Value (09/01/19)	Ending Account Value (02/29/20)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$1,000.00	$891.40	$2.73		$1,000.00	$1,022.00	$2.92		0.58%

(a)	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 11 for more information.

Portfolio Information

ALLOCATION BY SECTOR
	Percent of
Sector	Total Investments	(a)
Financials	32.3%
Consumer Discretionary	26.3
Materials	16.8
Consumer Staples	8.5
Communication Services	7.1
Real Estate	4.5
Health Care	2.1
Industrials	1.5
Energy	0.9

TEN LARGEST HOLDINGS
	Percent of
Security	Total Investments	(a)
Naspers Ltd., Class N	22.6%
Standard Bank Group Ltd.	5.3
FirstRand Ltd.	5.1
MTN Group Ltd.	3.5
Sanlam Ltd.	3.4
AngloGold Ashanti Ltd.	3.3
Sasol Ltd.	3.0
Impala Platinum Holdings Ltd.	2.8
Absa Group Ltd.	2.7
Bid Corp. Ltd.	2.7

(a)	Excludes money market funds.

8	2 0 2 0 i S h a r e s S e m i - A n n u a l R e p o r t t o S h a r e h o l d e r s

Fund Summary as of February 29, 2020	iShares® MSCI Turkey ETF

Investment Objective

The iShares MSCI Turkey ETF (the “Fund”) seeks to track the investment results of a broad-based index composed of Turkish equities, as represented by the MSCI Turkey IMI 25/50 Index (the "Index"). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns
	6 Months	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years
Fund NAV	(0.31)%	(12.21)%	(11.13)%	(4.84)%	(12.21)%	(44.56)%	(39.14)%
Fund Market	(0.72)	(11.75)	(11.14)	(4.84)	(11.75)	(44.60)	(39.13)
Index	(0.19)	(11.90)	(10.93)	(4.52)	(11.90)	(43.94)	(37.05)

Index performance through May 28, 2019 reflects the performance of MSCI Turkey Investable Market Index. Index performance beginning on May 29, 2019 reflects the performance of the MSCI Turkey IMI 25/50 Index.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 11 for more information.

Expense Example

Actual				Hypothetical 5% Return
Beginning Account Value (09/01/19)	Ending Account Value (02/29/20)	Expenses Paid During the Period	(a)	Beginning Account Value (09/01/19)	Ending Account Value (02/29/20)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$1,000.00	$996.90	$2.88		$1,000.00	$1,022.00	$2.92		0.58%

(a)	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 11 for more information.

Portfolio Information

ALLOCATION BY SECTOR
	Percent of
Sector	Total Investments	(a)
Financials	27.1%
Industrials	20.3
Consumer Staples	17.2
Materials	12.9
Consumer Discretionary	7.6
Energy	5.5
Communication Services	4.8
Health Care	1.7
Utilities	1.5
Real Estate	1.4

TEN LARGEST HOLDINGS
	Percent of
Security	Total Investments	(a)
Turkiye Garanti Bankasi AS	9.8%
BIM Birlesik Magazalar AS	9.1
Akbank T. A. S.	8.6
KOC Holding AS	5.7
Tupras Turkiye Petrol Rafinerileri AS	5.5
Turkcell Iletisim Hizmetleri AS	4.8
Aselsan Elektronik Sanayi Ve Ticaret AS	4.7
Eregli Demir ve Celik Fabrikalari TAS	4.7
Haci Omer Sabanci Holding AS	3.3
Turk Hava Yollari AO	3.3

(a)	Excludes money market funds.

F u n d S u m m a r y	9

Fund Summary as of February 29, 2020	iShares® MSCI USA Equal Weighted ETF

Investment Objective

The iShares MSCI USA Equal Weighted ETF (the “Fund”) seeks to track the investment results of an index composed of equal weighted U.S. equities, as represented by the MSCI USA Equal Weighted Index (the "Index"). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns		Cumulative Total Returns
				Since			Since
	6 Months	1 Year	5 Years	Inception	1 Year	5 Years	Inception
Fund NAV	0.05%	2.43%	6.83%	10.95%	2.43%	39.13%	177.38%
Fund Market	0.17	2.52	6.84	10.95	2.52	39.22	177.57
Index	0.12	2.61	6.97	11.12	2.61	40.05	181.56

The inception date of the Fund was 5/5/10. The first day of secondary market trading was 5/7/10.

Index performance through August 31, 2015 reflects the performance of the MSCI USA Index. Index performance beginning on September 1, 2015 reflects the performance of the MSCI USA Equal Weighted Index.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 11 for more information.

Expense Example

Actual				Hypothetical 5% Return
Beginning Account Value (09/01/19)	Ending Account Value (02/29/20)	Expenses Paid During the Period	(a)	Beginning Account Value (09/01/19)	Ending Account Value (02/29/20)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$1,000.00	$1,000.50	$0.75		$1,000.00	$1,024.10	$0.75		0.15%

(a)	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 11 for more information.

Portfolio Information

ALLOCATION BY SECTOR
	Percent of
Sector	Total Investments	(a)
Information Technology	15.9%
Financials	14.0
Industrials	13.7
Health Care	12.0
Consumer Discretionary	11.4
Real Estate	6.6
Communication Services	6.0
Consumer Staples	5.7
Materials	5.3
Utilities	5.0
Energy	4.4

TEN LARGEST HOLDINGS
	Percent of
Security	Total Investments	(a)
Domino's Pizza Inc.	0.2%
Regeneron Pharmaceuticals Inc.	0.2
Zillow Group Inc., Class C	0.2
Dropbox Inc., Class A	0.2
E*TRADE Financial Corp.	0.2
Gilead Sciences Inc.	0.2
BioMarin Pharmaceutical Inc.	0.2
Square Inc., Class A	0.2
Sprint Corp.	0.2
Zayo Group Holdings Inc.	0.2

(a)	Excludes money market funds.

10	2 0 2 0 i S h a r e s S e m i - A n n u a l R e p o r t t o S h a r e h o l d e r s

About Fund Performance

Past performance is no guarantee of future results. Financial markets have experienced extreme volatility and trading in many instruments has been disrupted. These circumstances may continue for an extended period of time, and may continue to affect adversely the value and liquidity of the fund's investments. As a result, current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at iShares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest ask on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of a fund may not trade in the secondary market until after the fund’s inception, for the period from inception to the first day of secondary market trading in shares of the fund, the NAV of the fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

As a shareholder of your Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The expense example, which is based on an investment of $1,000 invested at the beginning of the period (or from the commencement of operations if less than 6 months) and held through the end of the period, is intended to help you understand your ongoing costs (in dollars and cents) of investing in your Fund and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses – The table provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. To estimate the expenses that you paid on your account over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period.”

Hypothetical Example for Comparison Purposes – The table also provides information about hypothetical account values and hypothetical expenses based on your Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

A b o u t F u n d P e r f o r m a n c e / S h a r e h o l d e r E x p e n s e s	11

Schedule of Investments (unaudited)	iShares® MSCI Brazil ETF
February 29, 2020	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 0.8%

Embraer SA(a)	18,283,787	$68,731,623

Banks — 5.1%
Banco Bradesco SA	22,594,248	136,667,744
Banco do Brasil SA	20,937,587	217,467,075
Banco Santander Brasil SA	10,846,475	95,827,578
		449,962,397
Beverages — 3.6%
Ambev SA	98,321,055	316,865,923

Capital Markets — 5.5%
B3 SA - Brasil, Bolsa, Balcao	42,262,877	449,639,953
Banco BTG Pactual SA	2,725,200	40,808,687
		490,448,640
Containers & Packaging — 0.9%
Klabin SA	19,537,300	83,360,417

Diversified Consumer Services — 1.2%
Cogna Educacao	45,809,819	102,450,561

Electric Utilities — 2.4%
Centrais Eletricas Brasileiras SA	7,952,396	60,863,816
Energisa SA	2,575,500	30,826,194
Equatorial Energia SA	22,680,000	123,965,467
		215,655,477
Electrical Equipment — 2.3%
WEG SA	21,049,481	201,319,940

Food & Staples Retailing — 2.4%
Atacadao SA	11,917,500	54,652,527
Raia Drogasil SA	5,956,600	158,300,476
		212,953,003
Food Products — 2.5%
BRF SA(a)	14,865,650	89,095,381
JBS SA	27,284,607	137,280,281
		226,375,662
Health Care Providers & Services — 1.6%
Hapvida Participacoes e Investimentos SA(b)	2,334,800	28,566,258
Notre Dame Intermedica Participacoes SA	8,118,800	113,783,588
		142,349,846
Independent Power and Renewable Electricity Producers — 0.7%
Engie Brasil Energia SA	6,031,443	63,540,941

Insurance — 4.4%
BB Seguridade Participacoes SA	17,629,495	124,455,447
IRB Brasil Resseguros S/A	18,242,700	134,445,219
Porto Seguro SA	3,343,820	45,195,470
Sul America SA	6,917,249	82,884,639
		386,980,775
Internet & Direct Marketing Retail — 0.9%
B2W Cia. Digital(a)	5,846,088	80,532,481

IT Services — 0.6%
Cielo SA	34,911,296	53,005,525

Metals & Mining — 8.2%
Cia. Siderurgica Nacional SA	18,084,869	44,814,831
Vale SA	69,788,732	685,411,926
		730,226,757

Security	Shares	Value

Multiline Retail — 4.9%
Lojas Renner SA	19,711,309	$232,866,638
Magazine Luiza SA	18,165,900	203,415,883
		436,282,521
Oil, Gas & Consumable Fuels — 7.1%
Cosan SA	4,559,650	73,948,465
Petroleo Brasileiro SA	78,640,369	473,238,398
Ultrapar Participacoes SA	19,434,110	82,187,851
		629,374,714
Paper & Forest Products — 1.3%
Suzano SA	14,126,930	119,424,404

Personal Products — 1.9%
Natura & Co. Holding SA	16,520,063	166,641,488

Pharmaceuticals — 0.8%
Hypera SA	9,939,900	75,568,488

Real Estate Management & Development — 1.6%
BR Malls Participacoes SA	22,276,538	80,679,714
Multiplan Empreendimentos Imobiliarios SA	8,681,138	58,725,373
		139,405,087
Road & Rail — 3.4%
Localiza Rent a Car SA	15,353,138	168,584,539
Rumo SA(a)	28,384,790	132,875,281
		301,459,820
Specialty Retail — 0.7%
Petrobras Distribuidora SA	10,191,400	58,957,486

Transportation Infrastructure — 1.3%
CCR SA	32,047,665	115,997,112

Water Utilities — 1.3%
Cia. de Saneamento Basico do Estado de Sao Paulo.	9,021,500	117,476,561

Wireless Telecommunication Services — 1.0%
TIM Participacoes SA	23,843,125	85,243,671

Total Common Stocks — 68.4%
(Cost: $4,830,482,165)		6,070,591,320

Preferred Stocks

Banks — 18.1%
Banco Bradesco SA, Preference Shares, NVS	88,562,146	599,293,455
Itau Unibanco Holding SA, Preference Shares, NVS	107,660,747	763,610,631
Itausa-Investimentos Itau SA, Preference Shares, NVS	89,796,927	239,039,175
		1,601,943,261
Chemicals — 0.4%
Braskem SA, Class A, Preference Shares, NVS	5,249,456	31,287,416

Diversified Telecommunication Services — 1.5%
Telefonica Brasil SA, Preference Shares, NVS	11,587,464	137,098,141

Electric Utilities — 1.6%
Centrais Eletricas Brasileiras SA, Class B, Preference
Shares, NVS	7,607,646	60,451,079
Cia. Energetica de Minas Gerais, Preference
Shares, NVS	25,644,670	79,350,037
		139,801,116
Food & Staples Retailing — 0.8%
Cia. Brasileira de Distribuicao, Preference
Shares, NVS	4,356,864	69,636,045

12	2 0 2 0 i S h a r e s S e m i - A n n u a l R e p o r t t o S h a r e h o l d e r s

Schedule of Investments (unaudited) (continued)	iShares® MSCI Brazil ETF
February 29, 2020	(Percentages shown are based on Net Assets)

Security	Shares	Value

Metals & Mining — 1.2%
Gerdau SA, Preference Shares, NVS	27,958,726	$104,915,326

Multiline Retail — 1.3%
Lojas Americanas SA, Preference Shares, NVS	20,080,017	118,388,717

Oil, Gas & Consumable Fuels — 5.7%
Petroleo Brasileiro SA, Preference Shares, NVS	90,707,483	509,464,967

Total Preferred Stocks — 30.6%
(Cost: $2,236,248,752)		2,712,534,989

Short-Term Investments

Money Market Funds — 0.0%
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.52%(c)(d)	638,000	638,000

Total Short-Term Investments — 0.0%
(Cost: $638,000)		638,000

Total Investments in Securities — 99.0%
(Cost: $7,067,368,917)		8,783,764,309

Other Assets, Less Liabilities — 1.0%		88,018,344

Net Assets — 100.0%		$8,871,782,653

(a)	Non-income producing security.

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Affiliate of the Fund.

(d)	Annualized 7-day yield as of period-end.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the six months ended February 29, 2020, for purposes of Section 2(a)(3) of the 1940Act, were as follows:

Change in
	Shares		Shares				Unrealized
	Held at		Held at	Value at		Net Realized	Appreciation
Affiliated Issuer	08/31/19	Net Activity	02/29/20	02/29/20	Income	Gain (Loss)(a)	(Depreciation)
BlackRock Cash Funds: Treasury, SL Agency Shares	5,634,000	(4,996,000)	638,000	$638,000	$186,108	$—	$—

(a)	Includes realized capital gain distributions from an affiliated fund, if any.

Futures Contracts

				Value/
			Notional	Unrealized
	Number of	Expiration	Amount	Appreciation
Description	Contracts	Date	(000)	(Depreciation)
Long Contracts
MISC Brazil Index	1,740	03/20/20	$85,860	$(18,465,582)

Derivative Financial Instruments Categorized by Risk Exposure

As of February 29, 2020, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

Equity
Contracts
Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$18,465,582

(a)	Net cumulative appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day's variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

S c h e d u l e o f I n v e s t m e n t s	13

Schedule of Investments (unaudited) (continued)	iShares® MSCI Brazil ETF
February 29, 2020

For the six months ended February 29, 2020, the effect of derivative financial instruments in the Statements of Operations was as follows:

Equity
Contracts
Net Realized Gain (Loss) from:
Futures contracts	$5,696,849

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$(18,977,535)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$59,045,800

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund's policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of February 29, 2020. The breakdown of the Fund's investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$6,070,591,320	$—	$—	$6,070,591,320
Preferred Stocks	2,712,534,989	—	—	2,712,534,989
Money Market Funds	638,000	—	—	638,000
	$8,783,764,309	$—	$—	$8,783,764,309
Derivative financial instruments(a)
Liabilities
Futures Contracts	$(18,465,582)	$—	$—	$(18,465,582)

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

14	2 0 2 0 i S h a r e s S e m i - A n n u a l R e p o r t t o S h a r e h o l d e r s

Schedule of Investments (unaudited)	iShares® MSCI Chile ETF
February 29, 2020	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Airlines — 3.9%
Latam Airlines Group SA	2,645,954	$17,598,192

Banks — 20.7%
Banco de Chile	491,942,467	43,207,557
Banco de Credito e Inversiones SA	521,333	19,383,244
Banco Santander Chile	486,838,055	21,655,578
Grupo Security SA	15,358,975	3,022,067
Itau CorpBanca	1,867,997,205	6,833,664
		94,102,110
Beverages — 4.5%
Cia. Cervecerias Unidas SA	1,701,661	12,744,877
Vina Concha y Toro SA	4,653,438	7,683,593
		20,428,470
Construction & Engineering — 1.1%
Besalco SA	6,143,642	2,462,684
Salfacorp SA	5,294,343	2,477,724
		4,940,408
Diversified Financial Services — 0.8%
Inversiones La Construccion SA	487,069	3,634,864

Electric Utilities — 22.9%
Enel Americas SA	409,729,157	68,427,212
Enel Chile SA	305,999,609	27,230,470
Engie Energia Chile SA	6,441,353	8,282,446
		103,940,128
Food & Staples Retailing — 5.1%
Cencosud SA	16,046,305	18,778,361
SMU SA	29,860,765	4,451,468
		23,229,829
Independent Power and Renewable Electricity Producers — 3.8%
AES Gener SA	37,815,913	5,552,093
Colbun SA	92,029,227	11,521,463
		17,073,556
IT Services — 1.0%
SONDA SA	6,467,351	4,563,719

Marine — 0.9%
Cia. Sud Americana de Vapores SA(a)	143,497,481	4,196,488

Metals & Mining — 1.1%
CAP SA	897,685	5,066,597

Multiline Retail — 5.2%
Ripley Corp. SA	10,175,426	3,969,301
SACI Falabella	5,918,301	19,623,540
		23,592,841

Security	Shares	Value

Oil, Gas & Consumable Fuels — 6.6%
Empresas COPEC SA	3,895,074	$30,146,191

Paper & Forest Products — 4.4%
Empresas CMPC SA	9,861,725	19,835,732

Real Estate Management & Development — 3.0%
Parque Arauco SA	6,751,299	13,826,365

Textiles, Apparel & Luxury Goods — 0.4%
Forus SA	1,730,295	2,077,417

Water Utilities — 3.4%
Aguas Andinas SA, Class A	30,862,575	10,534,577
Inversiones Aguas Metropolitanas SA	5,475,977	4,740,155
		15,274,732
Wireless Telecommunication Services — 2.1%
Empresa Nacional de Telecomunicaciones SA(a)	1,793,280	9,410,058

Total Common Stocks — 90.9%
(Cost: $475,734,092)		412,937,697

Preferred Stocks

Beverages — 2.2%
Embotelladora Andina SA, Class B, Preference Shares	4,239,670	10,207,292

Chemicals — 6.6%
Sociedad Quimica y Minera de Chile SA, Series B,
Preference Shares	1,137,689	29,756,629

Total Preferred Stocks — 8.8%
(Cost: $36,964,091)		39,963,921

Short-Term Investments

Money Market Funds — 0.1%
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.52%(b)(c)	412,000	412,000

Total Short-Term Investments — 0.1%
(Cost: $412,000)		412,000

Total Investments in Securities — 99.8%
(Cost: $513,110,183)		453,313,618

Other Assets, Less Liabilities — 0.2%		903,992

Net Assets — 100.0%		$454,217,610

(a)	Non-income producing security.
(b)	Affiliate of the Fund.

(c)	Annualized 7-day yield as of period-end.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the six months ended February 29, 2020, for purposes of Section 2(a)(3) of the 1940Act, were as follows:

Change in
	Shares		Shares					Unrealized
	Held at		Held at	Value at		Net Realized		Appreciation
Affiliated Issuer	08/31/19	Net Activity	02/29/20	02/29/20	Income	Gain (Loss)	(a)	(Depreciation)
BlackRock Cash Funds: Treasury, SL Agency Shares	—	412,000	412,000	$412,000	$7,819	$—		$—

(a)	Includes realized capital gain distributions from an affiliated fund, if any.

S c h e d u l e o f I n v e s t m e n t s	15

Schedule of Investments (unaudited) (continued)	iShares® MSCI Chile ETF
February 29, 2020

Futures Contracts

				Value/
			Notional	Unrealized
	Number of	Expiration	Amount	Appreciation
Description	Contracts	Date	(000)	(Depreciation)
Long Contracts
MSCI Emerging Markets E-Mini	16	03/20/20	$807	$(20,979)

Derivative Financial Instruments Categorized by Risk Exposure

As of February 29, 2020, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

Equity
Contracts
Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$20,979

(a)	Net cumulative appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day's variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the six months ended February 29, 2020, the effect of derivative financial instruments in the Statements of Operations was as follows:

Equity
Contracts
Net Realized Gain (Loss) from:
Futures contracts	$187,717

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$(20,979)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$286,313

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund's policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of February 29, 2020. The breakdown of the Fund's investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$412,937,697	$—	$—	$412,937,697
Preferred Stocks	39,963,921	—	—	39,963,921
Money Market Funds	412,000	—	—	412,000
	$453,313,618	$—	$—	$453,313,618
Derivative financial instruments(a)
Liabilities
Futures Contracts	$(20,979)	$—	$—	$(20,979)

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

16	2 0 2 0 i S h a r e s S e m i - A n n u a l R e p o r t t o S h a r e h o l d e r s

Schedule of Investments (unaudited)	iShares® MSCI Colombia ETF
February 29, 2020	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Banks — 6.6%
Banco de Bogota SA	1,185	$28,744
Bancolombia SA	114,159	1,255,181
Grupo Aval Acciones y Valores SA	59,591	23,940
		1,307,865
Capital Markets — 1.6%
Bolsa de Valores de Colombia	107,716	314,609

Construction & Engineering — 1.2%
Construcciones El Condor SA	300,219	115,109
Constructora Conconcreto SA(a)	952,674	127,844
		242,953
Construction Materials — 8.3%
Cementos Argos SA	115,970	173,282
CEMEX Latam Holdings SA(a)	542,594	547,633
Grupo Argos SA	113,671	480,698
Tecnoglass Inc.	59,256	431,976
		1,633,589
Diversified Financial Services — 5.0%
Corp. Financiera Colombiana SA(a)	17,209	156,222
Grupo de Inversiones Suramericana SA	96,203	827,218
		983,440
Electric Utilities — 9.3%
Celsia SA ESP	23,605	29,947
Enel Americas SA	5,441,047	908,687
Interconexion Electrica SA ESP	173,069	907,536
		1,846,170
Food Products — 4.4%
Grupo Nutresa SA	130,951	864,624

Gas Utilities — 5.0%
Grupo Energia Bogota SA ESP(a)	1,433,005	973,635
Promigas SA ESP	11,736	26,966
		1,000,601
Metals & Mining — 1.5%
Mineros SA	298,052	289,476

Oil, Gas & Consumable Fuels — 29.4%
Canacol Energy Ltd.	290,234	925,393
Ecopetrol SA	4,620,496	4,044,657
Empresas COPEC SA	108,137	836,934
		5,806,984

Total Common Stocks — 72.3%
(Cost: $13,246,562)		14,290,311

Security	Shares	Value

Preferred Stocks

Airlines — 2.5%
Avianca Holdings SA, Preference Shares, NVS	1,092,962	$505,336

Banks — 23.6%
Banco Davivienda SA, Preference Shares, NVS	73,988	876,077
Bancolombia SA, Preference Shares, NVS	260,489	3,090,271
Grupo Aval Acciones y Valores SA, Preference Shares, NVS	1,719,319	702,839
		4,669,187
Construction Materials — 0.8%
Cementos Argos SA, Preference Shares, NVS	18,549	23,898
Grupo Argos SA/Colombia, Preference Shares, NVS	39,515	139,253
		163,151
Diversified Financial Services — 0.3%
Grupo de Inversiones Suramericana SA, Preference
Shares, NVS	7,094	52,799

Total Preferred Stocks — 27.2%
(Cost: $4,589,383)		5,390,473

Short-Term Investments

Money Market Funds — 0.1%
BlackRock Cash Funds: Treasury, SL Agency Shares,
1.52%(b)(c)	12,000	12,000

Total Short-Term Investments — 0.1%
(Cost: $12,000)		12,000

Total Investments in Securities — 99.6%
(Cost: $17,847,945)		19,692,784

Other Assets, Less Liabilities — 0.4%		79,551

Net Assets — 100.0%		$19,772,335

(a)	Non-income producing security.
(b)	Affiliate of the Fund.

(c)	Annualized 7-day yield as of period-end.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the six months ended February 29, 2020, for purposes of Section 2(a)(3) of the 1940Act, were as follows:

Change in
	Shares		Shares					Unrealized
	Held at		Held at	Value at		Net Realized		Appreciation
Affiliated Issuer	08/31/19	Net Activity	02/29/20	02/29/20	Income	Gain (Loss)	(a)	(Depreciation)
BlackRock Cash Funds: Treasury, SL Agency Shares	—	12,000	12,000	$12,000	$262	$—		$—

(a)	Includes realized capital gain distributions from an affiliated fund, if any.

S c h e d u l e o f I n v e s t m e n t s	17

Schedule of Investments (unaudited) (continued)	iShares® MSCI Colombia ETF
February 29, 2020

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund's policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of February 29, 2020. The breakdown of the Fund's investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$14,290,311	$—	$—	$14,290,311
Preferred Stocks	5,390,473	—	—	5,390,473
Money Market Funds	12,000	—	—	12,000
	$19,692,784	$—	$—	$19,692,784

See notes to financial statements.

18	2 0 2 0 i S h a r e s S e m i - A n n u a l R e p o r t t o S h a r e h o l d e r s

Schedule of Investments (unaudited)	iShares® MSCI Israel ETF
February 29, 2020	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 3.1%
Elbit Systems Ltd.	23,585	$3,512,688

Banks — 23.2%
Bank Hapoalim BM	1,020,327	7,969,387
Bank Leumi Le-Israel BM	1,347,293	8,744,246
FIBI Holdings Ltd.	3,251	98,701
First International Bank of Israel Ltd.	50,357	1,349,430
Israel Discount Bank Ltd., Class A	1,110,486	4,646,903
Mizrahi Tefahot Bank Ltd.	138,039	3,558,318
		26,366,985
Biotechnology — 0.2%
UroGen Pharma Ltd.(a)(b)	10,162	277,016

Building Products — 0.2%
Caesarstone Ltd.	26,740	289,060

Chemicals — 2.4%
Israel Chemicals Ltd.	624,609	2,313,168
Israel Corp. Ltd. (The)(a)	2,667	374,452
		2,687,620
Communications Equipment — 1.5%
Gilat Satellite Networks Ltd.	16,941	157,940
Ituran Location and Control Ltd.	20,565	470,733
Radware Ltd.(a)	46,456	1,055,480
		1,684,153
Construction & Engineering — 3.5%
Ashtrom Group Ltd.	16,564	242,430
Elco Ltd.	8,283	316,241
Electra Ltd./Israel	2,375	1,156,413
Shapir Engineering and Industry Ltd.	126,119	883,201
Shikun & Binui Ltd.	257,338	1,399,682
		3,997,967
Consumer Finance — 0.1%
Isracard Ltd.(a)	29,248	103,039

Diversified Telecommunication Services — 1.4%
Bezeq The Israeli Telecommunication Corp. Ltd.(a)	2,217,827	1,627,448

Equity Real Estate Investment Trusts (REITs) — 1.0%
REIT 1 Ltd	198,697	1,193,980

Food & Staples Retailing — 1.2%
Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	8,659	483,618
Shufersal Ltd.	133,103	840,615
		1,324,233
Food Products — 1.4%
Mehadrin Ltd.(a).	369	13,275
Strauss Group Ltd.	51,005	1,533,919
		1,547,194
Hotels, Restaurants & Leisure — 0.3%
Fattal Holdings 1998 Ltd.	2,419	293,489

Household Durables — 0.2%
Maytronics Ltd.	25,320	205,090

Independent Power and Renewable Electricity Producers — 0.9%
Energix-Renewable Energies Ltd.(a)	67,993	232,914
Enlight Renewable Energy Ltd.(a)	254,722	358,948

Security	Shares	Value

Independent Power and Renewable Electricity Producers (continued)
Kenon Holdings Ltd./Singapore	24,583	$405,563
		997,425
Insurance — 2.4%
Clal Insurance Enterprises Holdings Ltd.(a)	37,500	393,002
Harel Insurance Investments & Financial Services Ltd.	129,780	767,216
IDI Insurance Co. Ltd.	8,735	246,058
Menora Mivtachim Holdings Ltd.	35,748	419,180
Migdal Insurance & Financial Holdings Ltd.	487,400	353,049
Phoenix Holdings Ltd. (The)	102,597	516,304
		2,694,809
IT Services — 5.4%
Formula Systems 1985 Ltd.	5,159	341,037
Matrix IT Ltd.	45,273	833,778
Wix.com Ltd.(a)(b)	36,859	4,940,212
		6,115,027
Machinery — 1.5%
Kornit Digital Ltd.(a)	43,019	1,714,307

Oil, Gas & Consumable Fuels — 2.0%
Delek Group Ltd.	4,939	483,517
Equital Ltd.(a)	11,171	269,777
Naphtha Israel Petroleum Corp. Ltd.	51,600	214,300
Oil Refineries Ltd.	1,179,601	398,673
Paz Oil Co. Ltd.	8,158	893,515
		2,259,782
Paper & Forest Products — 0.1%
Hadera Paper Ltd.	2,677	81,428

Pharmaceuticals — 9.7%
Teva Pharmaceutical Industries Ltd., ADR(a)(b).	952,892	10,986,845

Real Estate Management & Development — 13.2%
AFI Properties Ltd.(a)	30,429	1,267,246
Airport City Ltd.(a)	80,777	1,532,524
Alony Hetz Properties & Investments Ltd.	119,065	1,960,886
Amot Investments Ltd.	150,163	1,130,287
Azrieli Group Ltd.	41,858	3,045,177
Bayside Land Corp.	977	803,673
Big Shopping Centers Ltd.	2,841	308,723
Blue Square Real Estate Ltd.	4,420	302,566
Brack Capital Properties NV(a)	1,466	140,813
Gazit-Globe Ltd.	109,047	1,268,373
Industrial Buildings Corp. Ltd.(a)	384,161	1,094,255
Melisron Ltd.	20,553	1,277,403
Norstar Holdings Inc.	18,254	424,484
Property & Building Corp. Ltd.	1,439	148,458
Summit Real Estate Holdings Ltd.	17,342	276,268
		14,981,136
Semiconductors & Semiconductor Equipment — 2.1%
Nova Measuring Instruments Ltd.(a)	17,521	612,237
Tower Semiconductor Ltd.(a)	94,066	1,809,970
		2,422,207
Software — 21.6%
Check Point Software Technologies Ltd.(a)(b)	110,174	11,436,061
CyberArk Software Ltd.(a)(b)	32,471	3,399,714
Hilan Ltd.	8,355	319,469
Nice Ltd.(a)	53,801	8,598,544
Sapiens International Corp. NV(b)	34,947	810,766
		24,564,554

S c h e d u l e o f I n v e s t m e n t s	19

Schedule of Investments (unaudited) (continued)	iShares® MSCI Israel ETF
February 29, 2020	(Percentages shown are based on Net Assets)

Security	Shares	Value

Specialty Retail — 0.2%
Delek Automotive Systems Ltd.	53,416	$287,627

Textiles, Apparel & Luxury Goods — 0.2%
Delta-Galil Industries Ltd.(b)	12,922	247,973

Wireless Telecommunication Services — 1.0%
Cellcom Israel Ltd.(a)	109,282	398,453
Partner Communications Co. Ltd.(a)	165,150	803,660
		1,202,113

Total Common Stocks — 100.0%
(Cost: $129,294,618)		113,665,195

Short-Term Investments

Money Market Funds — 16.0%
BlackRock Cash Funds: Institutional, SL Agency Shares,
1.74%(c)(d)(e)	18,040,902	18,053,530
BlackRock Cash Funds: Treasury, SL Agency Shares,
1.52%(c)(d)	50,000	50,000
		18,103,530
Total Short-Term Investments — 16.0%
(Cost: $18,098,551)		18,103,530

Total Investments in Securities — 116.0%
(Cost: $147,393,169)		131,768,725

Other Assets, Less Liabilities — (16.0)%		(18,135,563)

Net Assets — 100.0%		$113,633,162

(a)	Non-income producing security.

(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.

(d)	Annualized 7-day yield as of period-end.

(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the six months ended February 29, 2020, for purposes of Section 2(a)(3) of the 1940Act, were as follows:

									Change in
	Shares		Shares						Unrealized
	Held at		Held at	Value at			Net Realized		Appreciation
Affiliated Issuer	08/31/19	Net Activity	02/29/20	02/29/20	Income		Gain (Loss)	(a)	(Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	7,807,734	10,233,168	18,040,902	$18,053,530	$21,254	(b)	$164		$3,774
BlackRock Cash Funds: Treasury, SL Agency Shares	92,000	(42,000)	50,000	50,000	675		—		—
				$18,103,530	$21,929		$164		$3,774

(a)	Includes realized capital gain distributions from an affiliated fund, if any.

(b)	Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Futures Contracts

				Value/
			Notional	Unrealized
	Number of	Expiration	Amount	Appreciation
Description	Contracts	Date	(000)	(Depreciation)
Long Contracts
Euro STOXX 50 Index	1	03/20/20	$36	$(4,648)

20	2 0 2 0 i S h a r e s S e m i - A n n u a l R e p o r t t o S h a r e h o l d e r s

Schedule of Investments (unaudited) (continued)	iShares® MSCI Israel ETF
February 29, 2020

Derivative Financial Instruments Categorized by Risk Exposure

As of February 29, 2020, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

Equity
Contracts
Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$4,648

(a)	Net cumulative appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day's variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the six months ended February 29, 2020, the effect of derivative financial instruments in the Statements of Operations was as follows:

Equity
Contracts
Net Realized Gain (Loss) from:
Futures contracts	$4,059

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$(4,648)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$12,134

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund's policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of February 29, 2020. The breakdown of the Fund's investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$113,665,195	$—	$—	$113,665,195
Money Market Funds	18,103,530	—	—	18,103,530
	$131,768,725	$—	$—	$131,768,725
Derivative financial instruments(a)
Liabilities
Futures Contracts	$(4,648)	$—	$—	$(4,648)

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

S c h e d u l e o f I n v e s t m e n t s	21

Schedule of Investments (unaudited)	iShares® MSCI Russia ETF
February 29, 2020	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Banks — 16.7%
Sberbank of Russia PJSC	22,837,190	$79,304,861
VTB Bank PJSC	10,048,995,016	6,479,508
		85,784,369
Capital Markets — 2.2%
Moscow Exchange MICEX-RTS PJSC	7,764,390	11,447,853

Chemicals — 1.7%
PhosAgro PJSC, GDR(a)	792,351	8,723,784

Electric Utilities — 2.6%
Inter RAO UES PJSC	171,281,098	13,264,090

Food & Staples Retailing — 6.1%
Magnit PJSC, GDR(a)	1,435,817	15,636,047
X5 Retail Group NV, GDR(a)	518,337	15,970,488
		31,606,535
Metals & Mining — 19.4%
Alrosa PJSC	11,791,040	12,526,226
Magnitogorsk Iron & Steel Works PJSC	16,148,300	9,608,479
MMC Norilsk Nickel PJSC	76,924	23,180,223
Novolipetsk Steel PJSC	6,240,450	11,602,408
Polymetal International PLC	980,209	14,952,563
Polyus PJSC	127,139	16,013,460
Severstal PJSC	990,825	12,010,804
		99,894,163
Oil, Gas & Consumable Fuels — 44.6%
Gazprom PJSC	23,892,590	72,051,092
LUKOIL PJSC	942,286	79,919,034
Novatek PJSC, GDR(a)	161,601	23,157,423
Rosneft Oil Co. PJSC, GDR(a)	1,323,009	8,004,204
Rosneft Oil Co. PJSC	1,793,520	10,766,458
Surgutneftegas PJSC	21,115,546	12,077,024
Tatneft PJSC	2,315,248	23,138,699
		229,113,934

Security	Shares	Value

Wireless Telecommunication Services — 3.7%
Mobile TeleSystems PJSC, ADR	1,959,845	$19,010,496

Total Common Stocks — 97.0%
(Cost: $467,432,561)		498,845,224

Preferred Stocks

Oil, Gas & Consumable Fuels — 2.8%
Surgutneftegas PJSC, Preference Shares, NVS	21,539,300	10,503,614
Transneft PJSC, Preference Shares, NVS	1,717	3,879,858
		14,383,472
Total Preferred Stocks — 2.8%
(Cost: $15,744,641)		14,383,472

Short-Term Investments

Money Market Funds — 0.3%
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.52%(b)(c)	1,538,000	1,538,000

Total Short-Term Investments — 0.3%
(Cost: $1,538,000)		1,538,000

Total Investments in Securities — 100.1%
(Cost: $484,715,202)		514,766,696

Other Assets, Less Liabilities — (0.1)%		(446,716)

Net Assets — 100.0%		$514,319,980

(a)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.

(b)	Affiliate of the Fund.

(c)	Annualized 7-day yield as of period-end.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the six months ended February 29, 2020, for purposes of Section 2(a)(3) of the 1940Act, were as follows:

Change in
	Shares		Shares					Unrealized
	Held at		Held at	Value at		Net Realized		Appreciation
Affiliated Issuer	08/31/19	Net Activity	02/29/20	02/29/20	Income	Gain (Loss)	(a)	(Depreciation)
BlackRock Cash Funds: Treasury, SL Agency Shares	653,000	885,000	1,538,000	$1,538,000	$15,008	$—		$—

(a)	Includes realized capital gain distributions from an affiliated fund, if any.

Futures Contracts

				Value/
			Notional	Unrealized
	Number of	Expiration	Amount	Appreciation
Description	Contracts	Date	(000)	(Depreciation)
Long Contracts
MSCI Emerging Markets E-Mini	11	03/20/20	$555	$(71,652)

22	2 0 2 0 i S h a r e s S e m i - A n n u a l R e p o r t t o S h a r e h o l d e r s

Schedule of Investments (unaudited) (continued)	iShares® MSCI Russia ETF
February 29, 2020

Derivative Financial Instruments Categorized by Risk Exposure

As of February 29, 2020, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

Equity
Contracts
Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$71,652

(a)	Net cumulative appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day's variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the six months ended February 29, 2020, the effect of derivative financial instruments in the Statements of Operations was as follows:

Equity
Contracts
Net Realized Gain (Loss) from:
Futures contracts	$(49,554)

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$(71,652)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$202,247

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund's policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of February 29, 2020. The breakdown of the Fund's investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$498,845,224	$—	$—	$498,845,224
Preferred Stocks	14,383,472	—	—	14,383,472
Money Market Funds	1,538,000	—	—	1,538,000
	$514,766,696	$—	$—	$514,766,696
Derivative financial instruments(a)
Liabilities
Futures Contracts	$(71,652)	$—	$—	$(71,652)

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

S c h e d u l e o f I n v e s t m e n t s	23

Schedule of Investments (unaudited)	iShares® MSCI South Africa ETF
February 29, 2020	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Banks — 11.7%
Absa Group Ltd.	911,953	$7,669,414
Capitec Bank Holdings Ltd.	60,209	4,975,438
Nedbank Group Ltd.	481,267	5,402,953
Standard Bank Group Ltd.	1,598,956	15,093,600
		33,141,405
Capital Markets — 2.2%
Investec Ltd.	419,706	2,104,199
Reinet Investments SCA	196,115	4,018,790
		6,122,989
Chemicals — 2.9%
Sasol Ltd.	706,670	8,350,758

Diversified Financial Services — 10.0%
FirstRand Ltd.	4,155,458	14,559,886
PSG Group Ltd.	211,616	2,510,094
Remgro Ltd.	672,258	6,837,319
RMB Holdings Ltd.	1,017,250	4,530,307
		28,437,606
Diversified Telecommunication Services — 0.3%
Telkom SA SOC Ltd.	546,117	905,364

Equity Real Estate Investment Trusts (REITs) — 3.1%
Fortress REIT Ltd., Series A	1,806,492	1,854,549
Growthpoint Properties Ltd.	3,961,347	4,431,854
Redefine Properties Ltd.	7,594,149	2,621,252
		8,907,655
Food & Staples Retailing — 7.7%
Bid Corp. Ltd.	424,422	7,503,702
Clicks Group Ltd.	340,773	5,101,360
Pick n Pay Stores Ltd.	551,020	1,934,866
Shoprite Holdings Ltd.	627,908	4,475,164
SPAR Group Ltd. (The)	269,036	2,804,685
		21,819,777
Food Products — 0.8%
Tiger Brands Ltd.	232,600	2,238,691

Health Care Providers & Services — 1.0%
Life Healthcare Group Holdings Ltd.	1,934,933	2,742,841

Industrial Conglomerates — 1.5%
Bidvest Group Ltd. (The)	378,738	4,333,524

Insurance — 8.4%
Discovery Ltd.	535,586	3,278,577
Liberty Holdings Ltd.	215,497	1,283,681
Momentum Metropolitan Holdings	1,394,802	1,578,201
Old Mutual Ltd.	6,045,201	6,017,726
Rand Merchant Investment Holdings Ltd.	1,155,206	1,826,270
Sanlam Ltd.	2,344,236	9,683,022
		23,667,477
Internet & Direct Marketing Retail — 22.6%
Naspers Ltd., Class N	423,131	64,040,271

Media — 1.2%
MultiChoice Group Ltd.(a)	595,951	3,425,350

Metals & Mining — 13.8%
Anglo American Platinum Ltd.	69,912	4,654,460

Security	Shares	Value

Metals & Mining (continued)
AngloGold Ashanti Ltd.	521,599	$9,209,837
Gold Fields Ltd.	1,064,989	6,243,097
Impala Platinum Holdings Ltd.(a)	1,001,404	7,934,718
Kumba Iron Ore Ltd.	95,704	1,707,481
Northam Platinum Ltd.(a)	476,942	3,371,625
Sibanye Stillwater Ltd.(a)	2,996,759	5,994,852
		39,116,070
Multiline Retail — 1.1%
Woolworths Holdings Ltd.	1,350,300	3,068,571

Oil, Gas & Consumable Fuels — 0.9%
Exxaro Resources Ltd.	354,403	2,523,163

Pharmaceuticals — 1.2%
Aspen Pharmacare Holdings Ltd.(a)	527,021	3,350,100

Real Estate Management & Development — 1.3%
NEPI Rockcastle PLC	522,558	3,786,772

Specialty Retail — 2.6%
Foschini Group Ltd. (The)	332,364	2,635,207
Mr. Price Group Ltd.	347,465	3,334,507
Pepkor Holdings Ltd.(b)	1,460,426	1,425,938
		7,395,652
Wireless Telecommunication Services — 5.5%
MTN Group Ltd.(c)	2,114,640	9,906,809
Vodacom Group Ltd.	826,927	5,764,809
		15,671,618
Total Common Stocks — 99.8%
(Cost: $435,898,840)		283,045,654

Short-Term Investments

Money Market Funds — 4.0%
BlackRock Cash Funds: Institutional, SL Agency Shares,
1.74%(d)(e)(f).	11,152,935	11,160,742
BlackRock Cash Funds: Treasury, SL Agency Shares,
1.52%(d)(e)	65,000	65,000
		11,225,742
Total Short-Term Investments — 4.0%
(Cost: $11,222,253)		11,225,742

Total Investments in Securities — 103.8%
(Cost: $447,121,093)		294,271,396

Other Assets, Less Liabilities — (3.8)%.		(10,704,150)

Net Assets — 100.0%		$283,567,246

(a)	Non-income producing security.

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	All or a portion of this security is on loan.

(d)	Affiliate of the Fund.

(e)	Annualized 7-day yield as of period-end.

(f)	All or a portion of this security was purchased with cash collateral received from loaned securities.

24	2 0 2 0 i S h a r e s S e m i - A n n u a l R e p o r t t o S h a r e h o l d e r s

Schedule of Investments (unaudited) (continued)	iShares® MSCI South Africa ETF
February 29, 2020

Affiliates

Investments in issuers considered to be affiliates of the Fund during the six months ended February 29, 2020, for purposes of Section 2(a)(3) of the 1940Act, were as follows:

									Change in
	Shares		Shares						Unrealized
	Held at		Held at	Value at			Net Realized		Appreciation
Affiliated Issuer	08/31/19	Net Activity	02/29/20	02/29/20	Income		Gain (Loss)	(a)	(Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	14,416,634	(3,263,699)	11,152,935	$11,160,742	$38,462	(b)	$377		$1,904
BlackRock Cash Funds: Treasury, SL Agency Shares	242,000	(177,000)	65,000	65,000	3,448		—		—
				$11,225,742	$41,910		$377		$1,904

(a)	Includes realized capital gain distributions from an affiliated fund, if any.

(b)	Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Futures Contracts

				Value/
			Notional	Unrealized
	Number of	Expiration	Amount	Appreciation
Description	Contracts	Date	(000)	(Depreciation)
Long Contracts
FTSE/JSE Top 40 Index	7	03/19/20	$203	$(225)

Derivative Financial Instruments Categorized by Risk Exposure

As of February 29, 2020, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

Equity
Contracts
Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$225

(a)	Net cumulative appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day's variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the six months ended February 29, 2020, the effect of derivative financial instruments in the Statements of Operations was as follows:

Equity
Contracts
Net Realized Gain (Loss) from:
Futures contracts	$27,002
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$2,032

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$338,329

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund's policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

S c h e d u l e o f I n v e s t m e n t s	25

Schedule of Investments (unaudited) (continued)	iShares® MSCI South Africa ETF
February 29, 2020

Fair Value Measurements (continued)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of February 29, 2020. The breakdown of the Fund's investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$283,045,654	$—	$—	$283,045,654
Money Market Funds	11,225,742	—	—	11,225,742
	$294,271,396	$—	$—	$294,271,396
Derivative financial instruments(a)
Liabilities
Futures Contracts	$(225)	$—	$—	$(225)

(a) Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

26	2 0 2 0 i S h a r e s S e m i - A n n u a l R e p o r t t o S h a r e h o l d e r s

Schedule of Investments (unaudited)	iShares® MSCI Turkey ETF
February 29, 2020	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 4.7%
Aselsan Elektronik Sanayi Ve Ticaret AS(a)	2,824,199	$12,427,967

Airlines — 4.4%
Pegasus Hava Tasimaciligi AS(b)	360,690	3,116,736
Turk Hava Yollari AO(a)(b)	4,582,255	8,615,673
		11,732,409
Auto Components — 0.4%
Kordsa Teknik Tekstil AS	417,456	930,538

Automobiles — 2.9%
Ford Otomotiv Sanayi AS	613,926	7,662,716

Banks — 23.8%
Akbank T.A.S.(b)	21,075,773	22,798,292
Turkiye Garanti Bankasi AS(b)	17,109,400	26,009,409
Turkiye Halk Bankasi AS(a)(b)	5,627,943	5,385,462
Turkiye Is Bankasi AS, Class C(b)	8,737,584	7,983,615
Turkiye Sinai Kalkinma Bankasi AS(b)	4,362,669	767,922
		62,944,700
Beverages — 4.4%
Anadolu Efes Biracilik Ve Malt Sanayii AS	1,835,943	6,445,668
Coca-Cola Icecek AS	717,639	5,179,104
		11,624,772
Building Products — 0.3%
Trakya Cam Sanayii AS	1,547,392	827,026

Chemicals — 3.4%
Petkim Petrokimya Holding AS(a)(b)	9,517,651	5,543,745
Sasa Polyester Sanayi AS	1,873,555	2,614,298
Soda Sanayii AS	942,193	872,952
		9,030,995
Construction & Engineering — 1.7%
Tekfen Holding AS(a)	1,849,345	4,394,571

Containers & Packaging — 0.3%
Anadolu Cam Sanayii AS	1,432,784	864,359

Diversified Financial Services — 3.3%
Haci Omer Sabanci Holding AS	6,381,676	8,690,333

Electric Utilities — 1.2%
Enerjisa Enerji AS(c)	2,536,057	3,161,321

Equity Real Estate Investment Trusts (REITs) — 1.4%
Emlak Konut Gayrimenkul Yatirim Ortakligi AS	16,835,987	3,744,773

Food & Staples Retailing — 11.0%
BIM Birlesik Magazalar AS	3,115,233	23,947,801
Migros Ticaret AS(a)(b)	799,953	2,785,451
Sok Marketler Ticaret AS(a)(b)	1,814,309	2,467,756
		29,201,008
Food Products — 1.8%
Ulker Biskuvi Sanayi AS(b)	1,439,329	4,716,959

Gas Utilities — 0.3%
Aygaz AS	460,095	839,314

Health Care Providers & Services — 1.7%
MLP Saglik Hizmetleri AS(a)(b)(c)	999,458	2,381,394
Selcuk Ecza Deposu Ticaret ve Sanayi AS	2,018,675	2,122,286
		4,503,680

Security	Shares	Value

Household Durables — 2.1%
Arcelik AS(b)	1,236,677	$3,676,835
Vestel Elektronik Sanayi ve Ticaret AS(a)(b)	874,626	1,959,396
		5,636,231
Industrial Conglomerates — 6.9%
Dogan Sirketler Grubu Holding AS	11,070,477	3,046,961
Enka Insaat ve Sanayi AS	2	2
KOC Holding AS	5,497,536	15,131,036
		18,177,999
Machinery — 0.3%
Otokar Otomotiv Ve Savunma Sanayi AS	34,963	844,807

Metals & Mining — 9.2%
Eregli Demir ve Celik Fabrikalari TAS(a)	9,408,938	12,421,289
Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class D(a)	7,812,108	3,250,227
Koza Altin Isletmeleri AS(b)	426,393	4,980,868
Koza Anadolu Metal Madencilik Isletmeleri AS(a)(b)	2,012,989	3,639,921
		24,292,305
Oil, Gas & Consumable Fuels — 5.5%
Tupras Turkiye Petrol Rafinerileri AS	899,378	14,578,868

Textiles, Apparel & Luxury Goods — 2.2%
Aksa Akrilik Kimya Sanayii AS	1,889,091	2,388,098
Mavi Giyim Sanayi Ve Ticaret AS, Class B(b)(c)	385,296	3,298,529
		5,686,627
Transportation Infrastructure — 1.9%
TAV Havalimanlari Holding AS	1,578,180	5,141,696

Wireless Telecommunication Services — 4.8%
Turkcell Iletisim Hizmetleri AS	5,756,166	12,747,984

Total Common Stocks — 99.9%
(Cost: $429,731,176)		264,403,958

Short-Term Investments

Money Market Funds — 7.0%
BlackRock Cash Funds: Institutional, SL Agency Shares, 1.74%(d)(e)(f)	18,420,759	18,433,653
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.52%(d)(e)	125,000	125,000
		18,558,653
Total Short-Term Investments — 7.0%
(Cost: $18,549,801)		18,558,653

Total Investments in Securities — 106.9%
(Cost: $448,280,977)		282,962,611

Other Assets, Less Liabilities — (6.9)%		(18,305,561)

Net Assets — 100.0%		$264,657,050

(a)	All or a portion of this security is on loan.
(b)	Non-income producing security.
(c)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period-end.
(f)	All or a portion of this security was purchased with cash collateral received from loaned securities.

S c h e d u l e o f I n v e s t m e n t s	27

Schedule of Investments (unaudited) (continued)	iShares® MSCI Turkey ETF
February 29, 2020

Affiliates

Investments in issuers considered to be affiliates of the Fund during the six months ended February 29, 2020, for purposes of Section 2(a)(3) of the 1940Act, were as follows:

								Change in
	Shares		Shares					Unrealized
	Held at		Held at	Value at			Net Realized	Appreciation
Affiliated Issuer	08/31/19	Net Activity	02/29/20	02/29/20	Income		Gain (Loss) (a)	(Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	36,992,086	(18,571,327)	18,420,759	$18,433,653	$659,737	(b)	$(629)	$3,912
BlackRock Cash Funds: Treasury, SL Agency Shares	—	125,000	125,000	125,000	2,559		—	—
				$18,558,653	$662,296		$(629)	$3,912

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)	Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Futures Contracts

				Value/
			Notional	Unrealized
	Number of	Expiration	Amount	Appreciation
Description	Contracts	Date	(000)	(Depreciation)
Long Contracts
MSCI Emerging Markets E-Mini	5	03/20/20	$252	$(25,861)

Derivative Financial Instruments Categorized by Risk Exposure

As of February 29, 2020, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

Equity
Contracts
Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$25,861

(a)	Net cumulative appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day's variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the six months ended February 29, 2020, the effect of derivative financial instruments in the Statements of Operations was as follows:

Equity
Contracts
Net Realized Gain (Loss) from:
Futures contracts	$19,428

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$(25,861)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$291,667

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund's policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

28	2 0 2 0 i S h a r e s S e m i - A n n u a l R e p o r t t o S h a r e h o l d e r s

Schedule of Investments (unaudited) (continued)	iShares® MSCI Turkey ETF
February 29, 2020

Fair Value Measurements (continued)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of February 29, 2020. The breakdown of the Fund's investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$264,403,958	$—	$—	$264,403,958
Money Market Funds	18,558,653	—	—	18,558,653
	$282,962,611	$—	$—	$282,962,611
Derivative financial instruments(a)
Liabilities
Futures Contracts	$(25,861)	$—	$—	$(25,861)

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

S c h e d u l e o f I n v e s t m e n t s	29

Schedule of Investments (unaudited)	iShares® MSCI USA Equal Weighted ETF
February 29, 2020	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 2.2%
Arconic Inc.	17,826	$523,193
Boeing Co. (The)	1,745	480,067
General Dynamics Corp.	3,144	502,065
HEICO Corp.	1,881	202,866
HEICO Corp., Class A	3,369	297,584
Huntington Ingalls Industries Inc.	2,490	511,770
L3Harris Technologies Inc.	2,586	511,330
Lockheed Martin Corp.	1,358	502,283
Northrop Grumman Corp.	1,588	522,198
Raytheon Co.	2,628	495,536
Spirit AeroSystems Holdings Inc., Class A	8,881	469,272
Teledyne Technologies Inc.(a)	1,522	513,401
Textron Inc.	12,416	504,089
TransDigm Group Inc.	922	514,301
United Technologies Corp.	3,910	510,607
		7,060,562
Air Freight & Logistics — 0.8%
CH Robinson Worldwide Inc.	8,164	562,500
Expeditors International of Washington Inc.	7,947	559,628
FedEx Corp.	3,730	526,564
United Parcel Service Inc., Class B	5,558	502,943
XPO Logistics Inc.(a)	6,032	446,187
		2,597,822
Airlines — 0.6%
American Airlines Group Inc.	20,659	393,554
Delta Air Lines Inc.	10,063	464,206
Southwest Airlines Co.	10,269	474,325
United Airlines Holdings Inc.(a)(b)	7,371	453,980
		1,786,065
Auto Components — 0.7%
Aptiv PLC	6,720	524,899
Autoliv Inc.	7,645	510,151
BorgWarner Inc.	17,224	544,278
Lear Corp.	4,793	532,982
		2,112,310
Automobiles — 0.6%
Ford Motor Co.	73,385	510,760
General Motors Co.	17,189	524,264
Harley-Davidson Inc.	17,110	521,342
Tesla Inc.(a)	689	460,245
		2,016,611
Banks — 3.1%
Bank of America Corp.	17,259	491,882
Citigroup Inc.	7,624	483,819
Citizens Financial Group Inc.	15,582	493,794
Comerica Inc.	9,546	502,501
East West Bancorp. Inc.	12,625	489,093
Fifth Third Bancorp.	20,228	493,563
First Republic Bank/CA	5,064	509,286
Huntington Bancshares Inc./OH	42,522	521,745
JPMorgan Chase & Co.	4,361	506,356
KeyCorp	30,175	493,361
M&T Bank Corp.	3,546	497,787
People's United Financial Inc.	36,898	516,203
PNC Financial Services Group Inc. (The)	3,907	493,845
Regions Financial Corp.	36,265	490,303
Signature Bank/New York NY	4,098	512,660

Security	Shares	Value

Banks (continued)
SVB Financial Group(a)	2,265	$471,482
Truist Financial Corp.	10,951	505,279
U.S. Bancorp.	10,869	504,756
Wells Fargo & Co.	12,587	514,179
Zions Bancorp. N.A.	13,118	524,064
		10,015,958
Beverages — 1.0%
Brown-Forman Corp., Class B, NVS	8,354	513,019
Coca-Cola Co. (The)	9,936	531,477
Constellation Brands Inc., Class A	2,902	500,247
Molson Coors Beverage Co., Class B.	10,863	538,913
Monster Beverage Corp.(a)	8,498	530,360
PepsiCo Inc.	4,062	536,306
		3,150,322
Biotechnology — 2.5%
AbbVie Inc.	6,319	541,601
Alexion Pharmaceuticals Inc.(a)	5,790	544,434
Alnylam Pharmaceuticals Inc.(a)	4,597	540,883
Amgen Inc.	2,668	532,880
Biogen Inc.(a)	1,755	541,224
BioMarin Pharmaceutical Inc.(a)	6,650	600,961
Exact Sciences Corp.(a)	5,939	480,762
Gilead Sciences Inc.	8,827	612,241
Incyte Corp.(a)	7,459	562,483
Ionis Pharmaceuticals Inc.(a)	9,607	487,843
Neurocrine Biosciences Inc.(a)	5,647	534,771
Regeneron Pharmaceuticals Inc.(a)(b)	1,487	661,076
Sarepta Therapeutics Inc.(a)	4,817	551,402
Seattle Genetics Inc.(a)(b)	4,930	561,330
Vertex Pharmaceuticals Inc.(a)	2,405	538,792
		8,292,683
Building Products — 1.1%
Allegion PLC	4,402	506,186
AO Smith Corp.	13,449	531,908
Fortune Brands Home & Security Inc.	8,146	503,015
Johnson Controls International PLC	14,086	515,125
Lennox International Inc.	2,404	548,425
Masco Corp.	12,985	536,540
Owens Corning	9,390	530,441
		3,671,640
Capital Markets — 4.3%
Ameriprise Financial Inc.	3,336	471,377
Bank of New York Mellon Corp. (The)	13,060	521,094
BlackRock Inc.(c)	1,048	485,234
Blackstone Group Inc. (The), Class A	9,545	513,903
Cboe Global Markets Inc.	4,788	545,832
Charles Schwab Corp. (The)	12,657	515,773
CME Group Inc.	2,769	550,533
E*TRADE Financial Corp.	13,507	618,350
Eaton Vance Corp., NVS	11,764	485,383
FactSet Research Systems Inc.	1,953	519,478
Franklin Resources Inc.	22,706	494,083
Goldman Sachs Group Inc. (The)	2,536	509,153
Intercontinental Exchange Inc.	6,148	548,525
Invesco Ltd.	33,569	483,394
KKR & Co. Inc., Class A, NVS	17,619	503,903
MarketAxess Holdings Inc.	1,704	552,658
Moody's Corp.	2,107	505,743
Morgan Stanley	10,653	479,705

30	2 0 2 0 i S h a r e s S e m i - A n n u a l R e p o r t t o S h a r e h o l d e r s

Schedule of Investments (unaudited) (continued)	iShares® MSCI USA Equal Weighted ETF
February 29, 2020	(Percentages shown are based on Net Assets)

Security	Shares	Value

Capital Markets (continued)
MSCI Inc.	1,808	$534,155
Nasdaq Inc.	5,114	524,441
Northern Trust Corp.	5,866	514,800
Raymond James Financial Inc.	5,949	497,515
S&P Global Inc.	1,928	512,674
SEI Investments Co.	8,597	470,342
State Street Corp.	7,694	524,038
T Rowe Price Group Inc.	4,293	506,617
TD Ameritrade Holding Corp.	12,071	509,758
		13,898,461
Chemicals — 3.0%
Air Products & Chemicals Inc.	2,313	507,958
Albemarle Corp.	6,668	545,776
Axalta Coating Systems Ltd.(a)	19,835	494,288
Celanese Corp.	5,489	514,539
CF Industries Holdings Inc.	15,500	571,330
Corteva Inc.(a)	18,837	512,366
Dow Inc.(a)	12,390	500,680
DuPont de Nemours Inc.	11,068	474,817
Eastman Chemical Co.	8,136	500,445
Ecolab Inc.	2,848	513,922
FMC Corp.	5,591	520,522
International Flavors & Fragrances Inc.	4,387	525,475
Linde PLC	2,646	505,412
LyondellBasell Industries NV, Class A	7,273	519,728
Mosaic Co. (The)	32,410	551,942
PPG Industries Inc.	4,957	517,759
RPM International Inc.	7,961	510,380
Sherwin-Williams Co. (The)	1,017	525,535
Westlake Chemical Corp.	9,817	548,476
		9,861,350
Commercial Services & Supplies — 1.0%
Cintas Corp.	1,955	521,477
Copart Inc.(a)	5,775	487,872
Republic Services Inc.	5,899	532,444
Rollins Inc.	15,012	562,049
Waste Connections Inc.	5,651	545,265
Waste Management Inc.	4,686	519,255
		3,168,362
Communications Equipment — 0.8%
Arista Networks Inc.(a)	2,620	505,974
Cisco Systems Inc.	12,669	505,873
F5 Networks Inc.(a)	4,632	555,609
Juniper Networks Inc.	24,573	521,439
Motorola Solutions Inc.	3,199	530,010
		2,618,905
Construction & Engineering — 0.2%
Jacobs Engineering Group Inc.	5,882	543,144

Construction Materials — 0.3%
Martin Marietta Materials Inc.	2,300	523,319
Vulcan Materials Co.	4,312	518,561
		1,041,880
Consumer Finance — 0.8%
Ally Financial Inc.	18,455	462,667
American Express Co.	4,362	479,515
Capital One Financial Corp.	5,741	506,700
Discover Financial Services	7,850	514,803

Security	Shares	Value

Consumer Finance (continued)
Synchrony Financial	17,778	$517,340
		2,481,025
Containers & Packaging — 1.3%
Amcor PLC(a)	57,932	539,926
Avery Dennison Corp.	4,350	498,032
Ball Corp.	7,579	534,016
Crown Holdings Inc.(a)(b)	7,417	522,898
International Paper Co.	13,682	505,687
Packaging Corp. of America	5,955	539,642
Sealed Air Corp.	17,060	517,089
Westrock Co.	14,455	480,629
		4,137,919
Distributors — 0.3%
Genuine Parts Co.	6,113	533,298
LKQ Corp.(a)	17,789	526,199
		1,059,497
Diversified Financial Services — 0.6%
Berkshire Hathaway Inc., Class B(a)(b)	2,599	536,277
Equitable Holdings Inc.	22,145	473,903
Jefferies Financial Group Inc.	25,266	497,993
Voya Financial Inc.	9,520	501,133
		2,009,306
Diversified Telecommunication Services — 0.7%
AT&T Inc.	15,460	544,501
CenturyLink Inc.	44,339	535,172
Verizon Communications Inc.	10,214	553,190
Zayo Group Holdings Inc.(a)	16,914	591,821
		2,224,684
Electric Utilities — 2.5%
Alliant Energy Corp.	9,831	512,392
American Electric Power Co. Inc.	5,669	506,015
Duke Energy Corp.	5,798	531,677
Edison International	7,670	515,347
Entergy Corp.	4,388	513,001
Evergy Inc.	8,006	523,192
Eversource Energy	6,239	539,424
Exelon Corp.	11,740	506,111
FirstEnergy Corp.	11,316	503,901
NextEra Energy Inc.	2,097	530,038
NRG Energy Inc.	14,806	491,707
OGE Energy Corp.	12,847	489,471
Pinnacle West Capital Corp.	5,810	519,937
PPL Corp.	16,471	494,295
Southern Co. (The)	8,523	514,448
Xcel Energy Inc.	8,312	518,004
		8,208,960
Electrical Equipment — 1.0%
Acuity Brands Inc.	5,072	521,706
AMETEK Inc.	5,866	504,476
Eaton Corp. PLC	5,662	513,657
Emerson Electric Co.	8,279	530,767
Rockwell Automation Inc.	2,976	546,096
Sensata Technologies Holding PLC(a)	12,442	507,633
		3,124,335
Electronic Equipment, Instruments & Components — 1.9%
Amphenol Corp., Class A	5,834	534,861
Arrow Electronics Inc.(a)(b)	7,525	504,627
CDW Corp./DE	4,386	500,969

S c h e d u l e o f I n v e s t m e n t s	31

Schedule of Investments (unaudited) (continued)	iShares® MSCI USA Equal Weighted ETF
February 29, 2020	(Percentages shown are based on Net Assets)

Security	Shares	Value

Electronic Equipment, Instruments & Components (continued)
Cognex Corp.	11,611	$517,154
Corning Inc.	21,147	504,568
Flex Ltd.(a)(b)	44,775	497,450
FLIR Systems Inc.	10,454	443,981
IPG Photonics Corp.(a)	4,355	555,872
Keysight Technologies Inc. (a)	6,060	574,246
TE Connectivity Ltd.	6,431	532,937
Trimble Inc.(a)	12,965	511,858
Zebra Technologies Corp., Class A(a)	2,499	527,214
		6,205,737
Energy Equipment & Services — 0.7%
Baker Hughes Co.	28,287	455,138
Halliburton Co.	27,058	458,904
National Oilwell Varco Inc.	25,786	482,456
Schlumberger Ltd.	17,577	476,161
TechnipFMC PLC	34,529	512,410
		2,385,069
Entertainment — 1.3%
Activision Blizzard Inc.	9,280	539,446
Electronic Arts Inc.(a)	5,404	547,804
Liberty Media Corp.-Liberty Formula One, Class C, NVS(a)	12,723	496,960
Live Nation Entertainment Inc.(a)	7,979	484,884
Netflix Inc.(a)	1,525	562,771
Roku Inc.(a)	4,652	528,793
Take-Two Interactive Software Inc.(a)	5,215	560,508
Walt Disney Co. (The)	4,251	500,130
		4,221,296
Equity Real Estate Investment Trusts (REITs) — 6.2%
Alexandria Real Estate Equities Inc.	3,402	516,696
American Tower Corp.	2,339	530,485
AvalonBay Communities Inc.	2,593	520,130
Boston Properties Inc.	4,010	517,049
Camden Property Trust	4,983	528,098
Crown Castle International Corp.	3,559	509,969
Digital Realty Trust Inc.	4,441	533,409
Duke Realty Corp.	15,355	498,577
Equinix Inc.	919	526,403
Equity LifeStyle Properties Inc.	7,811	533,726
Equity Residential	6,856	514,886
Essex Property Trust Inc.	1,828	517,982
Extra Space Storage Inc.	5,125	514,345
Federal Realty Investment Trust	4,662	542,377
Healthpeak Properties Inc.	15,845	501,336
Host Hotels & Resorts Inc.	35,103	508,291
Invitation Homes Inc.	18,138	520,379
Iron Mountain Inc.	17,366	528,100
Kimco Realty Corp.	31,016	538,128
Medical Properties Trust Inc.	24,512	517,939
Mid-America Apartment Communities Inc.	4,048	523,245
National Retail Properties Inc.	10,331	525,331
Omega Healthcare Investors Inc.	13,289	526,244
Prologis Inc.	6,180	520,850
Public Storage	2,552	533,674
Realty Income Corp.	7,368	533,370
Regency Centers Corp.	9,207	528,850
SBA Communications Corp.	2,028	537,603
Simon Property Group Inc.	4,250	523,090
SL Green Realty Corp.	6,176	484,445
Sun Communities Inc.	3,502	535,386

Security	Shares	Value

Equity Real Estate Investment Trusts (REITs) (continued)
UDR Inc.	11,729	$527,570
Ventas Inc.	9,893	531,947
VEREIT Inc.	59,267	513,252
VICI Properties Inc.	21,215	531,648
Vornado Realty Trust	8,729	467,700
Welltower Inc.	6,584	492,615
Weyerhaeuser Co.	19,637	510,169
WP Carey Inc.	6,886	533,045
		20,298,339
Food & Staples Retailing — 0.8%
Costco Wholesale Corp.	1,837	516,454
Kroger Co. (The)	19,908	560,012
Sysco Corp.	7,699	513,138
Walgreens Boots Alliance Inc.	11,405	521,893
Walmart Inc.	4,944	532,370
		2,643,867
Food Products — 2.4%
Archer-Daniels-Midland Co.	13,305	500,933
Bunge Ltd.	11,035	518,093
Campbell Soup Co.	12,271	553,668
Conagra Brands Inc.	19,279	514,557
General Mills Inc.	11,047	541,303
Hershey Co. (The)	3,695	532,043
Hormel Foods Corp.	12,256	509,850
Ingredion Inc.	6,140	511,462
JM Smucker Co. (The)	5,410	557,176
Kellogg Co.	8,808	532,620
Kraft Heinz Co. (The)	21,642	536,072
Lamb Weston Holdings Inc.	6,170	536,111
McCormick & Co. Inc./MD, NVS	3,587	524,384
Mondelez International Inc., Class A	9,914	523,459
Tyson Foods Inc., Class A	7,380	500,585
		7,892,316
Gas Utilities — 0.3%
Atmos Energy Corp.	4,906	506,545
UGI Corp.	14,332	516,525
		1,023,070
Health Care Equipment & Supplies — 3.7%
Abbott Laboratories	6,655	512,635
ABIOMED Inc.(a)	3,500	525,910
Align Technology Inc.(a)	2,186	477,313
Baxter International Inc.	6,414	535,377
Becton Dickinson and Co.	2,310	549,364
Boston Scientific Corp.(a)	14,029	524,544
Cooper Companies Inc. (The)	1,660	538,786
Danaher Corp.	3,607	521,500
Dentsply Sirona Inc.	10,159	500,229
DexCom Inc.(a)	1,998	551,448
Edwards Lifesciences Corp.(a)	2,577	527,873
Hologic Inc.(a)	11,243	529,770
IDEXX Laboratories Inc.(a)	2,063	525,054
Insulet Corp.(a)(b)	2,786	529,256
Intuitive Surgical Inc.(a)	978	522,213
Medtronic PLC	5,256	529,122
ResMed Inc.	3,384	537,921
Steris PLC	3,522	558,660
Stryker Corp.	2,665	507,922
Teleflex Inc.	1,525	510,906
Varian Medical Systems Inc.(a)	4,054	498,520

32	2 0 2 0 i S h a r e s S e m i - A n n u a l R e p o r t t o S h a r e h o l d e r s

Schedule of Investments (unaudited) (continued)	iShares® MSCI USA Equal Weighted ETF
February 29, 2020	(Percentages shown are based on Net Assets)

Security	Shares	Value

Health Care Equipment & Supplies (continued)
West Pharmaceutical Services Inc.	3,415	$514,162
Zimmer Biomet Holdings Inc.	3,714	505,661
		12,034,146
Health Care Providers & Services — 2.4%
AmerisourceBergen Corp.	6,272	528,855
Anthem Inc.	1,956	502,868
Cardinal Health Inc.	10,023	522,399
Centene Corp.(a)	8,866	470,075
Cigna Corp.(a)	2,665	487,535
CVS Health Corp.	8,215	486,164
DaVita Inc.(a)(b)	6,926	537,596
HCA Healthcare Inc.	3,990	506,770
Henry Schein Inc.(a)(b)	8,104	493,858
Humana Inc.	1,590	508,291
Laboratory Corp. of America Holdings(a)	3,098	544,288
McKesson Corp.	3,528	493,426
Quest Diagnostics Inc.	5,253	557,133
UnitedHealth Group Inc.	1,958	499,212
Universal Health Services Inc., Class B	4,253	526,266
		7,664,736
Health Care Technology — 0.3%
Cerner Corp.	7,704	533,656
Veeva Systems Inc., Class A(a)	3,651	518,333
		1,051,989
Hotels, Restaurants & Leisure — 2.4%
Aramark	13,836	480,663
Carnival Corp.	13,781	461,112
Chipotle Mexican Grill Inc.(a)	638	493,544
Darden Restaurants Inc.	4,909	478,628
Domino's Pizza Inc.	2,000	678,920
Hilton Worldwide Holdings Inc.	5,284	513,605
Las Vegas Sands Corp.	8,678	506,014
Marriott International Inc./MD, Class A	4,081	506,044
McDonald's Corp.	2,736	531,249
MGM Resorts International	18,472	453,672
Norwegian Cruise Line Holdings Ltd.(a)	11,443	426,366
Royal Caribbean Cruises Ltd.	5,309	426,897
Starbucks Corp.	6,629	519,912
Vail Resorts Inc.	2,373	504,524
Wynn Resorts Ltd.	4,432	478,567
Yum! Brands Inc.	5,686	507,476
		7,967,193
Household Durables — 1.4%
DR Horton Inc.	9,566	509,581
Garmin Ltd.	6,090	538,295
Leggett & Platt Inc.	13,127	520,617
Lennar Corp., Class A	8,435	508,968
Mohawk Industries Inc.(a)	4,501	545,296
Newell Brands Inc.	29,544	455,864
NVR Inc.(a)	149	546,410
PulteGroup Inc.	12,679	509,695
Whirlpool Corp.	3,994	510,673
		4,645,399
Household Products — 0.8%
Church & Dwight Co. Inc.	7,767	539,962
Clorox Co. (The)	3,589	572,158
Colgate-Palmolive Co.	7,775	525,357
Kimberly-Clark Corp.	4,112	539,453

Security	Shares	Value

Household Products (continued)
Procter & Gamble Co. (The)	4,730	$535,578
		2,712,508
Independent Power and Renewable Electricity Producers — 0.3%
AES Corp./VA	28,126	470,548
Vistra Energy Corp.	25,320	486,904
		957,452
Industrial Conglomerates — 0.8%
3M Co.	3,723	555,621
General Electric Co.	46,391	504,734
Honeywell International Inc.	3,297	534,675
Roper Technologies Inc.	1,519	534,232
Trane Technologies PLC	4,080	526,483
		2,655,745
Insurance — 4.9%
Aflac Inc.	11,401	488,533
Alleghany Corp.(a)	708	475,953
Allstate Corp. (The)	4,758	500,779
American Financial Group Inc./OH	5,257	485,852
American International Group Inc.	12,069	508,829
Aon PLC	2,514	522,912
Arch Capital Group Ltd.(a)	12,351	499,351
Arthur J Gallagher & Co.	5,451	531,418
Assurant Inc.	4,171	502,981
Athene Holding Ltd., Class A(a)	11,830	487,987
Brown & Brown Inc.	12,294	528,765
Chubb Ltd.	3,618	524,719
Cincinnati Financial Corp.	5,195	484,382
Erie Indemnity Co., Class A, NVS	3,649	521,515
Everest Re Group Ltd.	2,041	505,923
Fidelity National Financial Inc.	13,298	515,430
Globe Life Inc.	5,361	496,750
Hartford Financial Services Group Inc. (The)	10,105	504,745
Lincoln National Corp.	9,830	446,184
Loews Corp.	11,015	502,614
Markel Corp.(a)	446	526,994
Marsh & McLennan Companies Inc.	4,952	517,781
MetLife Inc.	11,412	487,521
Principal Financial Group Inc.	10,704	475,151
Progressive Corp. (The)	7,092	518,851
Prudential Financial Inc.	6,348	478,957
Reinsurance Group of America Inc.	3,883	473,842
RenaissanceRe Holdings Ltd.	2,980	507,792
Travelers Companies Inc. (The)	4,353	521,533
Unum Group	19,962	465,314
Willis Towers Watson PLC	2,781	526,304
WR Berkley Corp.	7,453	500,394
		16,036,056
Interactive Media & Services — 1.4%
Alphabet Inc., Class A(a)	192	257,136
Alphabet Inc., Class C, NVS(a)	198	265,187
Facebook Inc., Class A(a)	2,716	522,749
IAC/InterActiveCorp.(a)	2,495	508,830
Match Group Inc.(a)(b)	7,712	501,280
Pinterest Inc., Class A(a)	25,988	506,766
Snap Inc., Class A, NVS(a)	34,449	488,142
TripAdvisor Inc.	20,488	480,444
Twitter Inc.(a)	15,541	515,961
Zillow Group Inc., Class C, NVS(a)	11,314	631,435
		4,677,930

S c h e d u l e o f I n v e s t m e n t s	33

Schedule of Investments (unaudited) (continued)	iShares® MSCI USA Equal Weighted ETF
February 29, 2020	(Percentages shown are based on Net Assets)

Security	Shares	Value

Internet & Direct Marketing Retail — 1.1%
Amazon.com Inc.(a)	274	$516,148
Booking Holdings Inc.(a)	299	507,002
eBay Inc.	15,619	541,042
Expedia Group Inc.	4,884	481,660
Grubhub Inc.(a)(b)	11,340	545,568
MercadoLibre Inc.(a)	812	500,216
Wayfair Inc., Class A(a)(b)	7,253	458,462
		3,550,098
IT Services — 4.7%
Accenture PLC, Class A	2,767	499,693
Akamai Technologies Inc.(a)	5,859	506,862
Alliance Data Systems Corp.	5,885	505,404
Automatic Data Processing Inc.	3,287	508,630
Black Knight Inc.(a)	7,896	526,742
Booz Allen Hamilton Holding Corp.	7,645	545,088
Broadridge Financial Solutions Inc.	4,828	503,850
Cognizant Technology Solutions Corp., Class A	8,593	523,571
DXC Technology Co.	19,862	478,873
EPAM Systems Inc.(a)	2,496	557,107
Fidelity National Information Services Inc.	3,800	530,936
Fiserv Inc.(a)	4,838	529,084
FleetCor Technologies Inc.(a)	1,845	490,383
Gartner Inc.(a)	3,874	501,257
Global Payments Inc.	2,856	525,418
GoDaddy Inc., Class A(a)	7,619	533,178
International Business Machines Corp.	3,914	509,407
Jack Henry & Associates Inc.	3,422	519,254
Leidos Holdings Inc.	4,800	492,720
Mastercard Inc., Class A(b)	1,733	503,003
MongoDB Inc.(a)(b)	3,344	509,960
Okta Inc.(a)	4,289	549,249
Paychex Inc.	6,619	512,840
PayPal Holdings Inc.(a)	4,837	522,348
Sabre Corp.	26,825	365,222
Square Inc., Class A(a)	7,176	597,976
Twilio Inc., Class A(a)	4,616	519,946
VeriSign Inc.(a)	2,810	533,198
Visa Inc., Class A(b)	2,801	509,110
Western Union Co. (The)	22,935	513,515
		15,423,824
Leisure Products — 0.3%
Hasbro Inc.	6,071	468,985
Polaris Inc.	6,302	520,104
		989,089
Life Sciences Tools & Services — 1.3%
Agilent Technologies Inc.	6,976	537,640
Bio-Rad Laboratories Inc., Class A(a)	1,452	511,133
Illumina Inc.(a)	1,972	523,901
IQVIA Holdings Inc.(a)	3,576	498,816
Mettler-Toledo International Inc.(a)	786	551,536
PerkinElmer Inc.(b)	6,282	543,016
Thermo Fisher Scientific Inc.	1,753	509,773
Waters Corp.(a)	2,732	532,440
		4,208,255
Machinery — 2.8%
Caterpillar Inc.	4,331	538,083
Cummins Inc.	3,562	538,895
Deere & Co.	3,557	556,599
Dover Corp.	4,932	506,714

Security	Shares	Value

Machinery (continued)
Flowserve Corp.	12,864	$517,004
Fortive Corp.	7,617	526,792
IDEX Corp.	3,381	500,388
Illinois Tool Works Inc.	3,172	532,198
Middleby Corp. (The)(a)(b)	5,267	588,903
PACCAR Inc.	7,961	532,591
Parker-Hannifin Corp.	2,809	519,019
Pentair PLC	13,610	536,098
Snap-on Inc.	3,754	543,392
Stanley Black & Decker Inc.	3,586	515,308
WABCO Holdings Inc.(a)	4,350	587,685
Westinghouse Air Brake Technologies Corp.	7,393	507,899
Xylem Inc./NY	6,718	519,570
		9,067,138
Media — 2.2%
Altice USA Inc., Class A(a)	20,340	525,992
Charter Communications Inc., Class A(a)	1,100	542,487
Comcast Corp., Class A	12,816	518,151
Discovery Inc., Class A(a)(b)	6,152	158,106
Discovery Inc., Class C, NVS(a)	13,923	349,467
DISH Network Corp., Class A(a)	14,325	480,174
Fox Corp., Class A, NVS	10,573	325,014
Fox Corp., Class B(a)	5,160	157,122
Interpublic Group of Companies Inc. (The)	23,792	508,197
Liberty Broadband Corp., Class C, NVS(a)	4,286	539,565
Liberty Global PLC, Class A(a)(b)	8,494	165,803
Liberty Global PLC, Class C, NVS(a)	21,672	402,882
Liberty Media Corp.-Liberty SiriusXM, Class A(a)	4,174	186,453
Liberty Media Corp.-Liberty SiriusXM, Class C, NVS(a)	7,819	348,884
News Corp., Class A, NVS	40,792	492,563
Omnicom Group Inc.	7,524	521,263
Sirius XM Holdings Inc.(b)	81,528	516,888
ViacomCBS Inc., Class B, NVS	16,851	414,703
		7,153,714
Metals & Mining — 0.7%
Freeport-McMoRan Inc.	49,208	490,112
Newmont Corp.	12,977	579,163
Nucor Corp.	12,481	516,089
Steel Dynamics Inc.	20,595	548,445
		2,133,809
Mortgage Real Estate Investment — 0.3%
AGNC Investment Corp.	30,270	515,801
Annaly Capital Management Inc.	56,439	500,049
		1,015,850
Multi-Utilities — 1.6%
Ameren Corp.	6,818	538,622
CenterPoint Energy Inc.	21,842	502,803
CMS Energy Corp.	8,590	519,008
Consolidated Edison Inc.	6,269	494,123
Dominion Energy Inc.	6,647	519,662
DTE Energy Co.	4,393	490,566
NiSource Inc.	19,579	529,025
Public Service Enterprise Group Inc.	10,022	514,229
Sempra Energy	3,676	513,831
WEC Energy Group Inc.	5,749	530,805
		5,152,674
Multiline Retail — 0.8%
Dollar General Corp.	3,658	549,798
Dollar Tree Inc.(a)	6,494	539,197

34	2 0 2 0 i S h a r e s S e m i - A n n u a l R e p o r t t o S h a r e h o l d e r s

Schedule of Investments (unaudited) (continued)	iShares® MSCI USA Equal Weighted ETF
February 29, 2020	(Percentages shown are based on Net Assets)

Security	Shares	Value

Multiline Retail (continued)
Kohl's Corp.	13,495	$528,329
Nordstrom Inc.	14,806	513,768
Target Corp.	5,020	517,060
		2,648,152
Oil, Gas & Consumable Fuels — 3.7%
Apache Corp.	21,042	524,367
Cabot Oil & Gas Corp.	38,659	538,520
Cheniere Energy Inc.(a)	10,709	549,265
Chevron Corp.	5,365	500,769
Concho Resources Inc.	7,718	524,978
ConocoPhillips	10,145	491,221
Continental Resources Inc./OK	22,732	430,771
Devon Energy Corp.	26,691	433,462
Diamondback Energy Inc.	7,933	491,846
EOG Resources Inc.	7,936	502,031
Exxon Mobil Corp.	9,878	508,124
Hess Corp.	9,674	543,485
HollyFrontier Corp.	13,911	468,523
Kinder Morgan Inc./DE	26,873	515,156
Marathon Oil Corp.	57,425	475,479
Marathon Petroleum Corp.	10,474	496,677
Noble Energy Inc.	31,180	493,579
Occidental Petroleum Corp.	14,232	465,956
ONEOK Inc.	7,688	512,943
Phillips 66	6,721	503,134
Pioneer Natural Resources Co.	4,363	535,689
Targa Resources Corp.	16,047	519,923
Valero Energy Corp.	7,168	474,880
Williams Companies Inc. (The)	27,524	524,332
		12,025,110
Personal Products — 0.3%
Coty Inc., Class A	51,255	473,084
Estee Lauder Companies Inc. (The), Class A	2,797	513,529
		986,613
Pharmaceuticals — 1.8%
Allergan PLC	2,987	569,531
Bristol-Myers Squibb Co.	8,952	528,705
Elanco Animal Health Inc.(a)	19,425	532,245
Eli Lilly & Co.	4,195	529,115
Jazz Pharmaceuticals PLC(a)	4,323	495,329
Johnson & Johnson	3,966	533,348
Merck & Co. Inc.	7,173	549,165
Mylan NV(a)	27,795	477,796
Perrigo Co. PLC	10,034	508,624
Pfizer Inc.	16,285	544,245
Zoetis Inc.	4,118	548,641
		5,816,744
Professional Services — 1.3%
CoStar Group Inc.(a)	804	536,742
Equifax Inc.	3,705	526,258
IHS Markit Ltd.	7,367	524,825
ManpowerGroup Inc.	6,476	491,788
Nielsen Holdings PLC	27,232	495,895
Robert Half International Inc.	9,961	502,134
TransUnion	6,026	535,832
Verisk Analytics Inc.	3,448	534,819
		4,148,293
Real Estate Management & Development — 0.3%
CBRE Group Inc., Class A(a)	9,321	523,281

Security	Shares	Value

Real Estate Management & Development (continued)
Jones Lang LaSalle Inc.	3,478	$513,944
		1,037,225
Road & Rail — 1.4%
AMERCO	1,700	548,267
CSX Corp.	7,439	524,078
JB Hunt Transport Services Inc.	5,396	520,390
Kansas City Southern.	3,338	502,970
Knight-Swift Transportation Holdings Inc.	15,053	480,793
Norfolk Southern Corp.	2,843	518,421
Old Dominion Freight Line Inc.	2,658	515,121
Uber Technologies Inc.(a)	14,721	498,600
Union Pacific Corp.	3,256	520,341
		4,628,981
Semiconductors & Semiconductor Equipment — 3.1%
Advanced Micro Devices Inc.(a)	10,397	472,856
Analog Devices Inc.	4,988	543,941
Applied Materials Inc.	9,077	527,555
Broadcom Inc.	1,903	518,796
Intel Corp.	8,943	496,515
KLA Corp.	3,495	537,216
Lam Research Corp.	1,818	533,456
Marvell Technology Group Ltd.	23,860	508,218
Maxim Integrated Products Inc.	9,471	526,777
Microchip Technology Inc.	5,530	501,626
Micron Technology Inc.(a)	10,242	538,319
NVIDIA Corp.	1,994	538,520
ON Semiconductor Corp.(a)	28,019	522,835
Qorvo Inc.(a)	5,730	576,323
QUALCOMM Inc.	6,719	526,098
Skyworks Solutions Inc.	5,065	507,412
Teradyne Inc.	8,777	515,737
Texas Instruments Inc.	4,507	514,429
Xilinx Inc.	6,628	553,372
		9,960,001
Software — 4.2%
Adobe Inc.(a)	1,561	538,732
ANSYS Inc.(a)	2,033	492,372
Autodesk Inc.(a)	2,857	545,344
Cadence Design Systems Inc.(a)	7,527	497,836
CDK Global Inc.	11,294	519,750
Citrix Systems Inc.	4,789	495,135
DocuSign Inc.(a)	6,517	562,482
Dropbox Inc., Class A(a)	32,163	629,108
Fortinet Inc.(a)	4,952	505,401
Guidewire Software Inc.(a)(b)	4,847	531,280
Intuit Inc.	1,948	517,876
Microsoft Corp.	3,159	511,790
NortonLifeLock Inc.	28,811	548,273
Oracle Corp.	10,667	527,590
Palo Alto Networks Inc.(a)	2,373	438,103
Paycom Software Inc.(a)(b)	1,859	525,446
PTC Inc.(a)	6,771	511,549
RingCentral Inc., Class A(a)(b)	2,407	567,450
salesforce.com Inc.(a)(b)	3,095	527,388
ServiceNow Inc.(a)	1,655	539,679
Splunk Inc.(a)	3,421	504,016
SS&C Technologies Holdings Inc.	9,146	507,603
Synopsys Inc.(a)	3,630	500,686
Tyler Technologies Inc.(a)	1,777	556,823

S c h e d u l e o f I n v e s t m e n t s	35

Schedule of Investments (unaudited) (continued)	iShares® MSCI USA Equal Weighted ETF
February 29, 2020	(Percentages shown are based on Net Assets)

Security	Shares	Value

Software (continued)
VMware Inc., Class A(a)	3,688	$444,478
Workday Inc., Class A(a)	2,967	514,033
		13,560,223
Specialty Retail — 2.3%
Advance Auto Parts Inc.	4,171	554,659
AutoZone Inc.(a)	551	568,913
Best Buy Co. Inc.	6,560	496,264
Burlington Stores Inc.(a)	2,395	517,943
CarMax Inc.(a)	6,019	525,519
Gap Inc. (The)	33,993	487,120
Home Depot Inc. (The)	2,427	528,698
Lowe's Companies Inc.	4,800	511,536
O'Reilly Automotive Inc.(a)	1,494	550,868
Ross Stores Inc.	4,829	525,298
Tiffany & Co.	4,405	588,464
TJX Companies Inc. (The)	9,321	557,396
Tractor Supply Co.	6,046	535,131
Ulta Salon Cosmetics & Fragrance Inc.(a)	1,980	509,038
		7,456,847
Technology Hardware, Storage & Peripherals — 1.3%
Apple Inc.	1,854	506,810
Dell Technologies Inc., Class C(a)	11,209	453,516
Hewlett Packard Enterprise Co.	41,132	526,078
HP Inc.	26,595	552,910
NetApp Inc.	11,070	517,191
Seagate Technology PLC	10,913	523,278
Western Digital Corp.	8,659	481,094
Xerox Holdings Corp.(a)	15,891	511,690
		4,072,567
Textiles, Apparel & Luxury Goods — 1.4%
Capri Holdings Ltd.(a)	20,982	541,755
Hanesbrands Inc.	40,764	539,715
Lululemon Athletica Inc.(a)	2,282	496,130
NIKE Inc., Class B	5,799	518,315
PVH Corp.	6,850	507,653
Ralph Lauren Corp.	4,904	517,421
Tapestry Inc.	21,049	493,599
Under Armour Inc., Class A(a)	18,347	260,344
Under Armour Inc., Class C, NVS(a)	18,969	236,733
VF Corp.	7,155	515,160
		4,626,825
Tobacco — 0.3%
Altria Group Inc.	13,080	528,039

Security	Shares	Value

Tobacco (continued)
Philip Morris International Inc.	6,803	$556,962
		1,085,001
Trading Companies & Distributors — 0.6%
Fastenal Co.	15,447	528,596
HD Supply Holdings Inc.(a)	14,122	536,919
United Rentals Inc.(a)(b)	3,841	508,856
WW Grainger Inc.	1,919	532,599
		2,106,970
Water Utilities — 0.3%
American Water Works Co. Inc.	4,247	525,184
Essential Utilities Inc.	10,939	470,486
		995,670
Wireless Telecommunication Services — 0.3%
Sprint Corp.(a)	64,502	592,773
T-Mobile U.S. Inc.(a)(b)	5,922	533,928
		1,126,701
Total Common Stocks — 99.8% (Cost: $310,925,334)		325,131,023

Short-Term Investments

Money Market Funds — 3.4%
BlackRock Cash Funds: Institutional, SL Agency Shares, 1.74%(c)(d)(e)	10,827,110	10,834,689
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.52%(c)(d)	325,000	325,000
		11,159,689
Total Short-Term Investments — 3.4% (Cost: $11,155,682)		11,159,689

Total Investments in Securities — 103.2% (Cost: $322,081,016)		336,290,712

Other Assets, Less Liabilities — (3.2)%.		(10,442,756)

Net Assets — 100.0%		$325,847,956

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

36	2 0 2 0 i S h a r e s S e m i - A n n u a l R e p o r t t o S h a r e h o l d e r s

Schedule of Investments (unaudited) (continued)	iShares® MSCI USA Equal Weighted ETF
February 29, 2020

Affiliates

Investments in issuers considered to be affiliates of the Fund during the six months ended February 29, 2020, for purposes of Section 2(a)(3) of the 1940Act, were as follows:

												Change in
	Shares					Shares				Net		Unrealized
	Held at	Shares		Shares		Held at	Value at			Realized		Appreciation
Affiliated Issuer	08/31/19	Purchased		Sold		02/29/20	02/29/20	Income		Gain (Loss)	(a)	(Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	10,638,607	188,503	(b)	—		10,827,110	$10,834,689	$24,631	(c)	$28		$2,336
BlackRock Cash Funds: Treasury, SL Agency Shares	619,000	—		(294,000	)(b)	325,000	325,000	5,248		—		—
BlackRock Inc.	1,160	163		(275)		1,048	485,234	7,574		9,276		39,550
							$11,644,923	$37,453		$9,304		$41,886

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)	Net of purchases and sales.

(c)	Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Futures Contracts

				Value/
			Notional	Unrealized
	Number of	Expiration	Amount	Appreciation
Description	Contracts	Date	(000)	(Depreciation)
Long Contracts
S&P 500 E-Mini Index	3	03/20/20	$443	$(50,089)
S&P MidCap 400 E-Mini Index	1	03/20/20	181	(22,540)
				$(72,629)

Derivative Financial Instruments Categorized by Risk Exposure

As of February 29, 2020, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

Equity
Contracts
Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$72,629

(a)	Net cumulative appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day's variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the six months ended February 29, 2020, the effect of derivative financial instruments in the Statements of Operations was as follows:

Equity
Contracts
Net Realized Gain (Loss) from:
Futures contracts	$106,100
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$(75,949)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$766,527

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund's policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

S c h e d u l e o f I n v e s t m e n t s	37

Schedule of Investments (unaudited) (continued)	iShares® MSCI USA Equal Weighted ETF
February 29, 2020

Fair Value Measurements (continued)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of February 29, 2020. The breakdown of the Fund's investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$325,131,023	$—	$—	$325,131,023
Money Market Funds	11,159,689	—	—	11,159,689
	$336,290,712	$—	$—	$336,290,712
Derivative financial instruments(a)
Liabilities
Futures Contracts.	$(72,629)	$—	$—	$(72,629)

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

38	2 0 2 0 | S h a r e s S e m i - A n n u a l R e p o r t t o S h a r e h o l d e r s

Statements of Assets and Liabilities (unaudited)

February 29, 2020

			iShares
		iShares	MSCI	iShares
	iShares	MSCI Chile	Colombia	MSCI Israel
	MSCI Brazil ETF	ETF	ETF	ETF

ASSETS
Investments in securities, at value (including securities on loan)(a)
Unaffiliated(b)	$8,783,126,309	$452,901,618	$19,680,784	$113,665,195
Affiliated(c)	638,000	412,000	12,000	18,103,530
Cash	653	335	273	115
Foreign currency, at value(d)	15,386,643	—	11,496	49,760
Cash pledged:
Futures contracts	9,297,000	11,000	—	—
Foreign currency collateral pledged:
Futures contracts(e)	—	—	—	3,295
Receivables:
Investments sold	85,379,130	13,814,083	646,888	395,514
Securities lending income — Affiliated	—	—	—	4,668
Variation margin on futures contracts	—	1,286	—	—
Dividends	71,570,753	795	2,608	389
Total assets	8,965,398,488	467,141,117	20,354,049	132,222,466

LIABILITIES
Collateral on securities loaned, at value	—	—	—	18,041,567
Deferred foreign capital gain tax	—	—	—	77,750
Payables:
Investments purchased	86,735,649	12,696,272	571,123	388,466
Variation margin on futures contracts	2,311,463	—	—	1,601
Investment advisory fees	4,568,723	227,235	10,591	55,751
Foreign taxes	—	—	—	24,169
Total liabilities	93,615,835	12,923,507	581,714	18,589,304

NET ASSETS	$8,871,782,653	$454,217,610	$19,772,335	$113,633,162

NET ASSETS CONSIST OF:
Paid-in capital	$10,126,952,698	$720,828,768	$33,079,244	$162,989,612
Accumulated loss	(1,255,170,045)	(266,611,158)	(13,306,909)	(49,356,450)
NET ASSETS	$8,871,782,653	$454,217,610	$19,772,335	$113,633,162

Shares outstanding	232,950,000	16,950,000	1,650,000	2,050,000
Net asset value	$38.08	$26.80	$11.98	$55.43
Shares authorized	500 million	200 million	25 million	500 million
Par value	$0.001	$0.001	$0.001	$0.001

(a) Securities loaned, at value	$—	$—	$—	$17,833,262
(b) Investments, at cost — Unaffiliated	$7,066,730,917	$512,698,183	$17,835,945	$129,294,618
(c) Investments, at cost — Affiliated	$638,000	$412,000	$12,000	$18,098,551
(d) Foreign currency, at cost	$15,786,152	$—	$11,862	$50,114
(e) Foreign currency collateral pledged, at cost	$—	$—	$—	$3,341

See notes to financial statements.

F i n a n c i a l S t a t e m e n t s	39

Statements of Assets and Liabilities (unaudited) (continued)

February 29, 2020

				iShares
				MSCI USA
	iShares	iShares	iShares	Equal
	MSCI Russia	MSCI South	MSCI Turkey	Weighted
	ETF	Africa ETF	ETF	ETF

ASSETS
Investments in securities, at value (including securities on loan)(a)
Unaffiliated(b)	$513,228,696	$283,045,654	$264,403,958	$324,645,789
Affiliated(c)	1,538,000	11,225,742	18,558,653	11,644,923
Cash	584	596	467	1,880
Foreign currency, at value(d)	—	82,947	260,340	—
Cash pledged:
Futures contracts	29,000	—	14,000	31,000
Receivables:
Investments sold	18,872,364	15,527,567	7,263,344	10,573,171
Securities lending income — Affiliated	—	4,028	101,198	3,887
Dividends	406,903	178	395	514,312
Total assets	534,075,547	309,886,712	290,602,355	347,414,962

LIABILITIES
Collateral on securities loaned, at value	—	11,156,719	18,420,711	10,831,148
Payables:
Investments purchased	10,642,424	14,541,998	7,266,708	10,637,584
Variation margin on futures contracts	1,980	225	900	4,776
Capital shares redeemed	8,828,395	451,401	93,754	50,132
Investment advisory fees	282,768	169,123	163,232	43,366
Total liabilities	19,755,567	26,319,466	25,945,305	21,567,006

NET ASSETS	$514,319,980	$283,567,246	$264,657,050	$325,847,956

NET ASSETS CONSIST OF:
Paid-in capital	$583,631,072	$646,686,771	$612,139,621	$314,796,750
Accumulated earnings (loss)	(69,311,092)	(363,119,525)	(347,482,571)	11,051,206
NET ASSETS	$514,319,980	$283,567,246	$264,657,050	$325,847,956

Shares outstanding	14,350,000	7,300,000	11,150,000	5,650,000
Net asset value	$35.84	$38.84	$23.74	$57.67
Shares authorized	1 billion	400 million	200 million	500 million
Par value	$0.001	$0.001	$0.001	$0.001

(a) Securities loaned, at value	$—	$9,806,333	$15,831,599	$10,652,965
(b) Investments, at cost — Unaffiliated	$483,177,202	$435,898,840	$429,731,176	$310,481,140
(c) Investments, at cost — Affiliated	$1,538,000	$11,222,253	$18,549,801	$11,599,876
(d) Foreign currency, at cost	$—	$89,518	$262,930	$—

See notes to financial statements.

40	2 0 2 0 i S h a r e s S e m i - A n n u a l R e p o r t t o S h a r e h o l d e r s

Statements of Operations (unaudited)

Six Months Ended February 29, 2020

			iShares
	iShares	iShares	MSCI	iShares
	MSCI Brazil	MSCI Chile	Colombia	MSCI Israel
	ETF	ETF	ETF	ETF

INVESTMENT INCOME
Dividends — Unaffiliated	$195,164,727	$3,717,021	$361,348	$698,271
Dividends — Affiliated	186,108	7,819	262	675
Non-cash dividends — Unaffiliated	—	—	—	39,160
Interest — Unaffiliated	—	127	—	—
Securities lending income — Affiliated — net.	—	—	—	21,254
Foreign taxes withheld	(17,379,453)	(1,142,531)	(23,663)	(172,410)
Total investment income	177,971,382	2,582,436	337,947	586,950

EXPENSES
Investment advisory fees	27,519,944	1,262,840	74,687	343,852
Commitment fees	—	—	20	—
Total expenses	27,519,944	1,262,840	74,707	343,852
Net investment income	150,451,438	1,319,596	263,240	243,098

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — Unaffiliated(a)	(52,162,587)	(14,148,590)	(129,653)	(1,581,863)
Investments — Affiliated	—	—	—	164
In-kind redemptions — Unaffiliated	—	—	40,255	1,638,008
Futures contracts	5,696,849	187,717	—	4,059
Foreign currency transactions	(2,579,405)	60,272	(22,216)	587
Net realized gain (loss)	(49,045,143)	(13,900,601)	(111,614)	60,955
Net change in unrealized appreciation (depreciation) on:
Investments — Unaffiliated(b)	(703,393,813)	(110,528,143)	(236,255)	6,478,372
Investments — Affiliated	—	—	—	3,774
Futures contracts	(18,977,535)	(20,979)	—	(4,648)
Foreign currency translations	(4,162,913)	(5)	(572)	1,747
Net change in unrealized appreciation (depreciation)	(726,534,261)	(110,549,127)	(236,827)	6,479,245
Net realized and unrealized gain (loss)	(775,579,404)	(124,449,728)	(348,441)	6,540,200
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(625,127,966)	$(123,130,132)	$(85,201)	$6,783,298

(a) Net of foreign capital gain tax of	$—	$—	$—	$34,585
(b) Net of deferred foreign capital gain tax of	$—	$—	$—	$(4,939)

See notes to financial statements.

F i n a n c i a l S t a t e m e n t s	41

Statements of Operations (unaudited) (continued)

Six Months Ended February 29, 2020

				iShares
				MSCI USA
	iShares	iShares	iShares	Equal
	MSCI Russia	MSCI South	MSCI Turkey	Weighted
	ETF	Africa ETF	ETF	ETF

INVESTMENT INCOME
Dividends — Unaffiliated	$15,722,608	$5,658,583	$1,692,056	$3,597,088
Dividends — Affiliated	15,008	3,448	2,559	12,822
Non-cash dividends — Unaffiliated	—	31,301,922	—	—
Interest — Unaffiliated	291	—	63	230
Securities lending income — Affiliated — net	—	38,462	659,737	24,631
Foreign taxes withheld	(1,637,534)	(777,897)	(248,145)	(321)
Total investment income	14,100,373	36,224,518	2,106,270	3,634,450

EXPENSES
Investment advisory fees	1,877,980	1,125,998	1,037,242	257,505
Total expenses	1,877,980	1,125,998	1,037,242	257,505
Net investment income	12,222,393	35,098,520	1,069,028	3,376,945

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — Unaffiliated	(5,950,757)	(60,629,297)	(10,166,922)	(5,570,125)
Investments — Affiliated	—	377	(629)	(4,920)
In-kind redemptions — Unaffiliated	31,202,434	1,539,047	13,799,602	8,665,892
In-kind redemptions — Affiliated	—	—	—	14,224
Futures contracts	(49,554)	27,002	19,428	106,100
Foreign currency transactions	23,643	318,217	(19,466)	—
Net realized gain (loss)	25,225,766	(58,744,654)	3,632,013	3,211,171
Net change in unrealized appreciation (depreciation) on:
Investments — Unaffiliated	(23,059,279)	(10,883,007)	645,602	(7,637,485)
Investments — Affiliated	—	1,904	3,912	41,886
Futures contracts	(71,652)	2,032	(25,861)	(75,949)
Foreign currency translations	(310)	(11,223)	(1,625)	—
Net change in unrealized appreciation (depreciation)	(23,131,241)	(10,890,294)	622,028	(7,671,548)
Net realized and unrealized gain (loss)	2,094,525	(69,634,948)	4,254,041	(4,460,377)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$14,316,918	$(34,536,428)	$5,323,069	$(1,083,432)

See notes to financial statements.

42	2 0 2 0 i S h a r e s S e m i - A n n u a l R e p o r t t o S h a r e h o l d e r s

Statements of Changes in Net Assets

	iShares		iShares
	MSCI Brazil ETF		MSCI Chile ETF
	Six Months Ended		Six Months Ended
	02/29/20	Year Ended	02/29/20	Year Ended
	(unaudited)	08/31/19	(unaudited)	08/31/19

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$150,451,438	$220,475,060	$1,319,596	$7,102,577
Net realized gain (loss)	(49,045,143)	5,485,759	(13,900,601)	(24,033,169)
Net change in unrealized appreciation (depreciation)	(726,534,261)	1,552,041,207	(110,549,127)	(51,312,409)
Net increase (decrease) in net assets resulting from operations	(625,127,966)	1,778,002,026	(123,130,132)	(68,243,001)

DISTRIBUTIONS TO SHAREHOLDERS(a)
From net investment income	(149,254,572)	(220,258,100)	(1,176,181)	(7,045,063)
Return of capital	—	—	—	(197,183)
Decrease in net assets resulting from distributions to shareholders	(149,254,572)	(220,258,100)	(1,176,181)	(7,242,246)

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	1,440,421,277	1,146,968,776	248,384,044	12,273,938

NET ASSETS
Total increase (decrease) in net assets	666,038,739	2,704,712,702	124,077,731	(63,211,309)
Beginning of period	8,205,743,914	5,501,031,212	330,139,879	393,351,188
End of period	$8,871,782,653	$8,205,743,914	$454,217,610	$330,139,879

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

F i n a n c i a l S t a t e m e n t s	43

Statements of Changes in Net Assets (continued)

	iShares		iShares
	MSCI Colombia ETF		MSCI Israel ETF
	Six Months		Six Months
	Ended		Ended
	02/29/20	Year Ended	02/29/20	Year Ended
	(unaudited)	08/31/19	(unaudited)	08/31/19

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$263,240	$547,978	$243,098	$762,089
Net realized gain (loss)	(111,614)	(2,444,444)	60,955	17,699,076
Net change in unrealized appreciation (depreciation)	(236,827)	(153,891)	6,479,245	(24,641,152)
Net increase (decrease) in net assets resulting from operations	(85,201)	(2,050,357)	6,783,298	(6,179,987)

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(311,132)	(580,532)	(2,125,821)	(616,740)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	(3,436,318)	401,594	(5,577,506)	(385,452)

NET ASSETS
Total decrease in net assets	(3,832,651)	(2,229,295)	(920,029)	(7,182,179)
Beginning of period	23,604,986	25,834,281	114,553,191	121,735,370
End of period	$19,772,335	$23,604,986	$113,633,162	$114,553,191

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

44	2 0 2 0 i S h a r e s S e m i - A n n u a l R e p o r t t o S h a r e h o l d e r s

Statements of Changes in Net Assets (continued)

	iShares		iShares
	MSCI Russia ETF		MSCI South Africa ETF
	Six Months		Six Months
	Ended		Ended
	02/29/20	Year Ended	02/29/20	Year Ended
	(unaudited)	08/31/19	(unaudited)	08/31/19

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$12,222,393	$37,401,597	$35,098,520	$11,108,795
Net realized gain (loss)	25,225,766	(12,393,198)	(58,744,654)	(8,135,491)
Net change in unrealized appreciation (depreciation)	(23,131,241)	93,343,563	(10,890,294)	(46,627,365)
Net increase (decrease) in net assets resulting from operations	14,316,918	118,351,962	(34,536,428)	(43,654,061)

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(35,932,824)	(32,427,517)	(37,167,359)	(18,209,216)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	(91,645,099)	62,796,717	(18,796,392)	62,816,771

NET ASSETS
Total increase (decrease) in net assets	(113,261,005)	148,721,162	(90,500,179)	953,494
Beginning of period	627,580,985	478,859,823	374,067,425	373,113,931
End of period	$514,319,980	$627,580,985	$283,567,246	$374,067,425

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

F i n a n c i a l S t a t e m e n t s	45

Statements of Changes in Net Assets (continued)

	iShares		iShares
	MSCI Turkey ETF		MSCI USA Equal Weighted ETF
	Six Months		Six Months
	Ended		Ended
	02/29/20	Year Ended	02/29/20	Year Ended
	(unaudited)	08/31/19	(unaudited)	08/31/19

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$1,069,028	$10,801,241	$3,376,945	$3,880,060
Net realized gain (loss)	3,632,013	(66,447,393)	3,211,171	3,288,858
Net change in unrealized appreciation (depreciation)	622,028	155,589,697	(7,671,548)	(3,125,494)
Net increase (decrease) in net assets resulting from operations	5,323,069	99,943,545	(1,083,432)	4,043,424

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(4,116,823)	(10,891,206)	(2,858,157)	(4,050,996)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	(50,739,442)	(161,658,897)	21,699,603	115,277,153

NET ASSETS
Total increase (decrease) in net assets	(49,533,196)	(72,606,558)	17,758,014	115,269,581
Beginning of period	314,190,246	386,796,804	308,089,942	192,820,361
End of period	$264,657,050	$314,190,246	$325,847,956	$308,089,942

(a) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

46	2 0 2 0 i S h a r e s S e m i - A n n u a l R e p o r t t o S h a r e h o l d e r s

Financial Highlights

(For a share outstanding throughout each period)

	iShares MSCI Brazil ETF
	Six Months Ended
	02/29/20		Year Ended		Year Ended		Year Ended		Year Ended		Year Ended
	(unaudited)		08/31/19		08/31/18		08/31/17		08/31/16		08/31/15

Net asset value, beginning of period	$40.92		$32.03		$40.06		$33.52		$24.71		$53.61
Net investment income(a)	0.69		1.12		1.14		0.76		0.63		1.00
Net realized and unrealized gain (loss)(b)	(2.86)		8.88		(8.22)		6.45		8.62		(28.87)
Net increase (decrease) from investment operations	(2.17)		10.00		(7.08)		7.21		9.25		(27.87)

Distributions(c)
From net investment income	(0.67)		(1.11)		(0.95)		(0.67)		(0.44)		(1.03)
Total distributions	(0.67)		(1.11)		(0.95)		(0.67)		(0.44)		(1.03)

Net asset value, end of period	$38.08		$40.92		$32.03		$40.06		$33.52		$24.71

Total Return
Based on net asset value	(5.53	)%(d)	31.36%		(17.87)%		22.03%		38.22%		(52.49)%

Ratios to Average Net Assets
Total expenses	0.58	%(e)	0.59%		0.59%		0.62%		0.63%		0.62%
Net investment income	3.17	%(e)	2.75%		2.86%		2.10%		2.41%		2.73%

Supplemental Data
Net assets, end of period (000)	$8,871,783		$8,205,744		$5,501,031		$6,327,919		$3,899,630		$1,989,135
Portfolio turnover rate(f)	6	%(d)(g)	16	%(g)	30	%(g)	20	%(g)	18	%(g)	63	%(g)

(a)	Based on average shares outstanding.
(b)	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Not annualized.
(e)	Annualized.
(f)	Portfolio turnover rate includes portfolio transactions that are executed as a result of the Fund offering and redeeming Creation Units solely for cash in U.S. dollars ("cash creations").

(g) Portfolio turnover rate excluding cash creations was as follows:	6%	10%	13%	13%	4%	48%

See notes to financial statements.

F i n a n c i a l H i g h l i g h t s	47

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares MSCI Chile ETF
	Six Months Ended
	02/29/20		Year Ended		Year Ended		Year Ended		Year Ended		Year Ended
	(unaudited)		08/31/19		08/31/18		08/31/17		08/31/16		08/31/15

Net asset value, beginning of period	$35.88		$43.71		$47.96		$36.77		$34.75		$43.52
Net investment income(a)	0.10		0.74		0.78		0.69		0.78		0.66
Net realized and unrealized gain (loss)(b)	(9.11)		(7.76)		(4.06)		11.21		2.03		(8.81)
Net increase (decrease) from investment operations	(9.01)		(7.02)		(3.28)		11.90		2.81		(8.15)

Distributions(c)
From net investment income	(0.07)		(0.79)		(0.92)		(0.67)		(0.75)		(0.62)
Return of capital	—		(0.02)		(0.05)		(0.04)		(0.04)		—
Total distributions	(0.07)		(0.81)		(0.97)		(0.71)		(0.79)		(0.62)

Net asset value, end of period	$26.80		$35.88		$43.71		$47.96		$36.77		$34.75

Total Return
Based on net asset value	(25.14	)%(d)	(16.22)%		(7.03)%		32.65%		8.17%		(18.85)%

Ratios to Average Net Assets
Total expenses	0.58	%(e)	0.59%		0.59%		0.62%		0.64%		0.62%
Net investment income	0.61	%(e)	1.74%		1.55%		1.68%		2.20%		1.64%

Supplemental Data
Net assets, end of period (000)	$454,218		$330,140		$393,351		$467,645		$327,244		$234,536
Portfolio turnover rate(f)	18	%(d)(g)	75	%(g)	54	%(g)	54	%(g)	73	%(g)	71	%(g)

(a)	Based on average shares outstanding.
(b)	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Not annualized.
(e)	Annualized.
(f)	Portfolio turnover rate includes portfolio transactions that are executed as a result of the Fund offering and redeeming Creation Units solely for cash in U.S. dollars ("cash creations").
(g) Portfolio turnover rate excluding cash creations was as follows:	10%	12%	11%	8%	11%	10%

See notes to financial statements.

48	2 0 2 0 i S h a r e s S e m i - A n n u a l R e p o r t t o S h a r e h o l d e r s

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares MSCI Colombia ETF
	Six Months Ended
	02/29/20		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	(unaudited)		08/31/19	08/31/18	08/31/17	08/31/16	08/31/15

Net asset value, beginning of period	$12.42		$13.96	$14.58	$13.18	$11.88	$28.22
Net investment income(a)	0.14		0.35	0.30	0.23	0.25	0.46	(b)
Net realized and unrealized gain (loss)(c)	(0.40)		(1.50)	(0.70)	1.34	1.23	(16.34)
Net increase (decrease) from investment operations	(0.26)		(1.15)	(0.40)	1.57	1.48	(15.88)

Distributions(d)
From net investment income	(0.18)		(0.39)	(0.22)	(0.17)	(0.18)	(0.45)
Return of capital	—		—	—	—		(0.01)
Total distributions	(0.18)		(0.39)	(0.22)	(0.17)	(0.18)	(0.46)

Net asset value, end of period	$11.98		$12.42	$13.96	$14.58	$13.18	$11.88

Total Return
Based on net asset value	(2.23	)%(e)	(8.18)%	(2.69)%	12.05%	12.49%	(56.73)%

Ratios to Average Net Assets
Total expenses	0.61	%(f)	0.61%	0.61%	0.61%	0.61%	0.61%
Net investment income	2.15	%(f)	2.71%	2.01%	1.72%	2.16%	2.60	%(b)

Supplemental Data
Net assets, end of period (000)	$19,772		$23,605	$25,834	$22,594	$17,136	$14,251
Portfolio turnover rate(g)	22	%(e)	88%	26%	14%	68%	86%

(a)	Based on average shares outstanding.
(b)	Includes a one-time special distribution from Ecopetrol SA. Excluding such special distribution, the net investment income would have been $0.33 per share and 1.87% of average net assets.
(c)	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

(e)	Not annualized.

(f)	Annualized.
(g)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

F i n a n c i a l H i g h l i g h t s	49

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares MSCI Israel ETF
	Six Months Ended
	02/29/20		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	(unaudited)		08/31/19	08/31/18	08/31/17	08/31/16	08/31/15

Net asset value, beginning of period	$53.28		$56.62	$48.19	$49.36	$50.51	$50.69
Net investment income(a)	0.12		0.33	0.59	0.62	0.71	1.23
Net realized and unrealized gain (loss)(b)	3.04		(3.42)	8.88	(0.98)	(0.87)	(0.34)
Net increase (decrease) from investment operations	3.16		(3.09)	9.47	(0.36)	(0.16)	0.89

Distributions(c)
From net investment income	(1.01)		(0.25)	(1.04)	(0.81)	(0.99)	(1.07)
Total distributions	(1.01)		(0.25)	(1.04)	(0.81)	(0.99)	(1.07)

Net asset value, end of period	$55.43		$53.28	$56.62	$48.19	$49.36	$50.51

Total Return
Based on net asset value	5.88	%(d)	(5.45)%	19.91%	(0.77)%	(0.23)%	1.80%

Ratios to Average Net Assets
Total expenses	0.58	%(e)	0.59%	0.59%	0.62%	0.64%	0.62%
Net investment income	0.41	%(e)	0.60%	1.15%	1.25%	1.46%	2.45%

Supplemental Data
Net assets, end of period (000)	$113,633		$114,553	$121,735	$89,152	$93,793	$126,285
Portfolio turnover rate(f)	2	%(d)	17%	6%	28%	46%	14%

(a)	Based on average shares outstanding.
(b)	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Not annualized.
(e)	Annualized.
(f)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

50	2 0 2 0 i S h a r e s S e m i - A n n u a l R e p o r t t o S h a r e h o l d e r s

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares MSCI Russia ETF
	Six Months Ended
	02/29/20		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	(unaudited)		08/31/19	08/31/18	08/31/17 (a)	08/31/16 (a)	08/31/15 (a)

Net asset value, beginning of period	$37.81		$32.47	$32.13	$27.92	$25.03	$36.68
Net investment income(b)	0.78		2.33	1.21	1.14	1.06	0.94
Net realized and unrealized gain (loss)(c)	(0.25)		5.04	0.22	4.07	2.65	(11.27)
Net increase (decrease) from investment operations	0.53		7.37	1.43	5.21	3.71	(10.33)

Distributions(d)
From net investment income	(2.50)		(2.03)	(1.09)	(1.00)	(0.82)	(1.32)
Total distributions	(2.50)		(2.03)	(1.09)	(1.00)	(0.82)	(1.32)

Net asset value, end of period	$35.84		$37.81	$32.47	$32.13	$27.92	$25.03

Total Return
Based on net asset value	0.49	%(e)	23.64%	4.37%	18.73%	15.62%	(27.57)%

Ratios to Average Net Assets
Total expenses	0.58	%(f)	0.59%	0.59%	0.62%	0.64%	0.62%
Net investment income	3.78	%(f)	6.60%	3.50%	4.27%	4.17%	3.33%

Supplemental Data
Net assets, end of period (000)	$514,320		$627,581	$478,860	$530,076	$319,629	$210,912
Portfolio turnover rate(g)	13	%(e)	18%	32%	18%	23%	19%

(a)	Per share amounts reflect a one-for-two reverse stock split effective after the close of trading on November 4, 2016.

(b)	Based on average shares outstanding.

(c)	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Not annualized.

(f)	Annualized.

(g)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements

F i n a n c i a l H i g h l i g h t s	51

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares MSCI South Africa ETF
	Six Months Ended
	02/29/20		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	(unaudited)		08/31/19	08/31/18	08/31/17	08/31/16	08/31/15

Net asset value, beginning of period	$47.96		$54.87	$62.62	$52.78	$57.44	$70.77
Net investment income(a)	4.39		1.31	1.41	1.07	1.02	1.28
Net realized and unrealized gain (loss)(b)	(8.81)		(5.84)	(7.69)	9.79	(3.24)	(13.24)
Net increase (decrease) from investment operations	(4.42)		(4.53)	(6.28)	10.86	(2.22)	(11.96)

Distributions(c)
From net investment income	(4.70)		(2.38)	(1.47)	(1.02)	(2.44)	(1.37)
Total distributions	(4.70)		(2.38)	(1.47)	(1.02)	(2.44)	(1.37)

Net asset value, end of period	$38.84		$47.96	$54.87	$62.62	$52.78	$57.44

Total Return
Based on net asset value	(10.86	)%(d)	(8.45)%	(10.20)%	20.91%	(3.64)%	(17.07)%

Ratios to Average Net Assets
Total expenses	0.58	%(e)	0.59%	0.59%	0.62%	0.64%	0.62%
Net investment income	18.09	%(e)	2.48%	2.20%	1.91%	1.96%	1.94%

Supplemental Data
Net assets, end of period (000)	$283,567		$374,067	$373,114	$419,587	$406,443	$373,346
Portfolio turnover rate(f)	26	%(d)	12%	15%	13%	12%	9%

(a)	Based on average shares outstanding.

(b)	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

(d)	Not annualized.

(e)	Annualized.

(f)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements

52	2 0 2 0 i S h a r e s S e m i - A n n u a l R e p o r t t o S h a r e h o l d e r s

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares MSCI Turkey ETF
	Six Months Ended
	02/29/20		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	(unaudited)		08/31/19	08/31/18	08/31/17	08/31/16	08/31/15

Net asset value, beginning of period	$24.08		$20.09	$46.17	$38.16	$38.27	$55.72
Net investment income(a)	0.08		0.60	1.01	0.97	0.96	1.13	(b)
Net realized and unrealized gain (loss)(c)	(0.12)		4.06	(26.05)	8.12	(0.17)	(17.49)
Net increase (decrease) from investment operations	(0.04)		4.66	(25.04)	9.09	0.79	(16.36)

Distributions(d)
From net investment income	(0.30)		(0.67)	(1.04)	(1.08)	(0.90)	(1.09)
Total distributions	(0.30)		(0.67)	(1.04)	(1.08)	(0.90)	(1.09)

Net asset value, end of period	$23.74		$24.08	$20.09	$46.17	$38.16	$38.27

Total Return
Based on net asset value	(0.31	)%(e)	23.38%	(54.97)%	24.23%	1.98%	(29.69)%

Ratios to Average Net Assets
Total expenses	0.58	%(f)	0.59%	0.59%	0.62%	0.64%	0.62%
Net investment income	0.60	%(f)	2.43%	2.76%	2.58%	2.45%	2.31	%(b)

Supplemental Data
Net assets, end of period (000)	$264,657		$314,190	$386,797	$424,727	$368,225	$371,225
Portfolio turnover rate(g).	6	%(e)	20%	7%	6%	6%	6%

(a)	Based on average shares outstanding.

(b)	Includes a one-time special distribution from Turkcell Iletisim Hizmetleri AS. Excluding such special distribution, the net investment income would have been $0.76 per share and 1.55% of average net assets.

(c)	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

(e)	Not annualized.

(f)	Annualized.

(g)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements

F i n a n c i a l H i g h l i g h t s	53

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares MSCI USA Equal Weighted ETF
	Six Months Ended
	02/29/20		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	(unaudited)		08/31/19	08/31/18	08/31/17	08/31/16	08/31/15

Net asset value, beginning of period	$58.13		$59.33	$51.30	$46.05	$42.51	$43.08
Net investment income(a)	0.61		0.92	0.98	0.85	0.77	0.80
Net realized and unrealized gain (loss)(b)	(0.55)		(1.11)	7.94	5.18	3.63	(0.57)
Net increase (decrease) from investment operations	0.06		(0.19)	8.92	6.03	4.40	0.23

Distributions(c)
From net investment income	(0.52)		(1.01)	(0.89)	(0.78)	(0.86)	(0.80)
Total distributions	(0.52)		(1.01)	(0.89)	(0.78)	(0.86)	(0.80)

Net asset value, end of period	$57.67		$58.13	$59.33	$51.30	$46.05	$42.51

Total Return
Based on net asset value	0.05	%(d)	(0.23)%	17.55%	13.22%	10.54%	0.48%

Ratios to Average Net Assets
Total expenses	0.15	%(e)	0.15%	0.15%	0.15%	0.15%	0.15%
Net investment income	1.97	%(e)	1.63%	1.76%	1.72%	1.79%	1.82%

Supplemental Data
Net assets, end of period (000)	$325,848		$308,090	$192,820	$135,945	$73,673	$44,632
Portfolio turnover rate(f)	12	%(d)	24%	23%	27%	28%	39%

(a)	Based on average shares outstanding.

(b)	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

(d)	Not annualized.

(e)	Annualized.

(f)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements

54	2 0 2 0 i S h a r e s S e m i - A n n u a l R e p o r t t o S h a r e h o l d e r s

Notes to Financial Statements (unaudited)

1.	ORGANIZATION

iShares, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Company is organized as a Maryland corporation and is authorized to have multiple series or portfolios.

These financial statements relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

Diversification
iShares ETF	Classification
MSCI Brazil	Non-diversified
MSCI Chile	Non-diversified
MSCI Colombia	Non-diversified
MSCI Israel	Non-diversified
MSCI Russia	Non-diversified
MSCI South Africa	Non-diversified
MSCI Turkey	Non-diversified
MSCI USA Equal Weighted	Diversified

2.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by each Fund in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

Investment Transactions and Income Recognition: Investment transactions are accounted for on trade date. Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, net of any foreign taxes withheld at source. Any taxes withheld that are reclaimable from foreign tax authorities are reflected in tax reclaims receivable. Distributions received by the Funds may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains. Upon notification from issuers, some of the dividend income received from a real estate investment trust may be re-designated as a return of capital or capital gain. Non-cash dividends, if any, are recognized on the ex-dividend date and recorded as non-cash dividend income at fair value. Interest income is accrued daily.

Foreign Currency Translation: The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in non-U.S. currencies are translated to U.S. dollars using prevailing market rates as quoted by one or more data service providers. Purchases and sales of investments, income receipts and expense payments are translated into U.S. dollars on the respective dates of such transactions.

Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments. Such fluctuations are reflected by the Funds as a component of net realized and unrealized gain (loss) from investments for financial reporting purposes. Each Fund reports realized currency gain (loss) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.

Foreign Taxes: The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which each Fund invests. These foreign taxes, if any, are paid by each Fund and are reflected in its statement of operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “other foreign taxes”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of February 29, 2020, if any, are disclosed in the statement of assets and liabilities.

In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds' tax year. These reclassifications have no effect on net assets or net asset value per share.

Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The Funds' maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.

N o t e s t o F i n a n c i a l S t a t e m e n t s	55

Notes to Financial Statements (unaudited) (continued)

3.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the Fund’s listing exchange is not open. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. A fund determines the fair value of its financial instruments using various independent dealers or pricing services under policies approved by the Board of Directors of the Company (the “Board”). The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to oversee the pricing function for all financial instruments.

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:

●	Equity investments traded on a recognized securities exchange are valued at that day’s last traded price or official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

●	Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published net asset value (“NAV”).

●	Futures contract notional values are determined based on that day’s last reported settlement price on the exchange where the contract is traded.

If events (e.g., a company announcement, market volatility or a natural disaster) occur that are expected to materially affect the value of an investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, in accordance with policies approved by the Board as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Global Valuation Committee include market approach, income approach and the cost approach. Valuation techniques used under these approaches take into consideration inputs that include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other inputs, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or default rates.

When determining the price for Fair Valued Investments, the Global Valuation Committee, or its delegate, seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Global Valuation Committee, or its delegate, deems relevant and consistent with the principles of fair value measurement.

Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.

Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair valu hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets for identical assets or liabilities;

●	Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, (including the Global Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgement exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The fair value hierarchy for each Fund’s investments is included in its schedule of investments. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

4.	SECURITIES AND OTHER INVESTMENTS

Securities Lending: Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

As of February 29, 2020, any securities on loan were collateralized by cash and/or U.S. government obligations. Cash collateral received was invested in money market funds managed by BlackRock Fund Advisors (“BFA”), the Funds' investment adviser, or its affiliates and is disclosed in the schedules of investments. Any non-cash collateral

56	2 0 2 0 i S h a r e s S e m i - A n n u a l R e p o r t t o S h a r e h o l d e r s

Notes to Financial Statements (unaudited) (continued)

received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan for each Fund, if any, are also disclosed in its schedule of investments. The market value of any securities on loan as of February 29, 2020 and the value of the related cash collateral are disclosed in the statements of assets and liabilities.

Securities lending transactions are entered into by a fund under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. The value of the collateral is typically greater than the market value of the securities loaned, leaving the lender with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the fund can reinvest cash collateral received in connection with loaned securities.

The following table is a summary of the securities lending agreements by counterparty which are subject to offset under an MSLA as of February 29, 2020:

	Market Value of	Cash Collateral	Non-Cash Collateral
iShares ETF and Counterparty	Securities on Loan	Received(a)	Received	Net Amount
MSCI Israel
Barclays Capital Inc.	$53,038	$53,038	$—	$—
Citigroup Global Markets Inc.	5,709,000	5,707,282	—	(1,718	)(b)
Credit Suisse AG Dublin Branch	887,018	887,018	—	—
Goldman Sachs & Co.	184,439	184,439	—	—
JPMorgan Securities LLC	6,059,555	6,059,555	—	—
Morgan Stanley & Co. LLC (U.S. Equity Securities Lending)	4,940,212	4,940,212	—	—
	$17,833,262	$17,831,544	$—	$(1,718)
MSCI South Africa
Citigroup Global Markets Inc.	$9,806,333	$9,806,333	$—	$—

MSCI Turkey
BofA Securities, Inc.	$1,815,874	$1,815,874	$—	$—
Citigroup Global Markets Inc.	4,196,944	4,196,944	—	—
Credit Suisse AG Dublin Branch	1,496,063	1,496,063	—	—
Credit Suisse Securities (USA) LLC	1,712,669	1,712,669	—	—
Goldman Sachs & Co.	3,636,843	3,636,843	—	—
HSBC Bank PLC	372,469	372,469	—	—
JPMorgan Securities LLC	1,143,759	1,143,759	—	—
Morgan Stanley & Co. LLC	1,456,978	1,456,978	—	—
	$15,831,599	$15,831,599	$—	$—
MSCI USA Equal Weighted
Barclays Bank PLC	$683,082	$683,082	$—	$—
Barclays Capital Inc.	364,120	364,120	—	—
BNP Paribas Prime Brokerage International Ltd.	1,407,947	1,407,947	—	—
BofA Securities, Inc.	1,070,123	1,059,856	—	(10,267	)(b)
Citigroup Global Markets Inc.	1,121,448	1,121,448	—	—
Credit Suisse AG Dublin Branch	1,687,236	1,687,236	—	—
Goldman Sachs & Co.	1,393,516	1,393,516	—	—
HSBC Bank PLC	1,640	1,640	—	—
Morgan Stanley & Co. LLC (U.S. Equity Securities Lending)	507,975	507,975	—	—
Nomura Securities International Inc.	704,643	699,214	—	(5,429	)(b)
RBC Capital Markets LLC	14,100	14,100	—	—
SG Americas Securities LLC	503,003	503,003	—	—
UBS AG	599,386	599,386	—	—
UBS Securities LLC	594,746	594,746	—	—
	$10,652,965	$10,637,269	$—	$(15,696)

(a)	Collateral received in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund's statement of assets and liabilities.

(b)	Additional collateral is delivered to the Fund on the next business day in accordance with the MSLA. The net amount would be subject to the borrower default indemnity in the event of default by a counterparty.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the

N o t e s t o F i n a n c i a l S t a t e m e n t s	57

Notes to Financial Statements (unaudited) (continued)

value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.

5.	DERIVATIVE FINANCIAL INSTRUMENTS

Futures Contracts: Each Fund’s use of futures contracts is generally limited to cash equitization. This involves the use of available cash to invest in index futures contracts in order to gain exposure to the equity markets represented in or by the Fund’s underlying index and is intended to allow the Fund to better track its underlying index. Futures contracts are standardized, exchange-traded agreements to buy or sell a specific quantity of an underlying instrument at a set price on a future date. Depending on the terms of a contract, a futures contract is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date.

Upon entering into a futures contract, a fund is required to pledge to the executing broker which holds segregated from its own assets, an amount of cash, U.S. government securities or other high-quality debt and equity securities equal to the minimum initial margin requirements of the exchange on which the contract is traded. Securities deposited as initial margin, if any, are designated in the schedule of investments and cash deposited, if any, is shown as cash pledged for futures contracts in the statement of assets and liabilities.

Pursuant to the contract, a fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation or depreciation and, if any, shown as variation margin receivable or payable on futures contracts in the statement of assets and liabilities. When the contract is closed, a realized gain or loss is recorded in the statement of operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. Losses may arise if the notional value of a futures contract decreases due to an unfavorable change in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and the assets underlying such contracts.

6.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Company, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent directors).

For its investment advisory services to each of the iShares MSCI Brazil, iShares MSCI Chile, iShares MSCI Israel, iShares MSCI Russia, iShares MSCI South Africa and iShares MSCI Turkey ETFs, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Funds, based on each Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:

Aggregate Average Daily Net Assets	Investment Advisory Fee
First $2 billion	0.74%
Over $2 billion, up to and including $4 billion	0.69
Over $4 billion, up to and including $8 billion	0.64
Over $8 billion, up to and including $16 billion	0.57
Over $16 billion, up to and including $24 billion	0.51
Over $24 billion, up to and including $32 billion	0.48
Over $32 billion	0.45

For its investment advisory services to each of the following Funds, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Funds, based on the average daily net assets of each Fund as follows:

iShares ETF	Investment Advisory Fee
MSCI Colombia	0.61%
MSCI USA Equal Weighted	0.15

Distributor: BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Securities Lending: The U.S. Securities and Exchange Commission (the “SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan in a money market fund managed by BFA, or its affiliates, however, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04% (the “collateral investment fees”). Securities lending income is equal to the total of income earned from the reinvestment of cash collateral (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities. Each Fund retains a portion of securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.

58	2 0 2 0 i S h a r e s S e m i - A n n u a l R e p o r t t o S h a r e h o l d e r s

Notes to Financial Statements (unaudited) (continued)

Pursuant to the current securities lending agreement, the iShares MSCI USA Equal Weighted ETF (the “Group 1 Fund”), retains 75% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

Pursuant to the current securities lending agreement, each of iShares MSCI Brazil ETF, iShares MSCI Chile ETF, iShares MSCI Colombia ETF, iShares MSCI Israel ETF, iShares MSCI Russia ETF, iShares MSCI South Africa ETF and iShares MSCI Turkey ETF (the “Group 2 Funds”), retains 82% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in a given calendar year exceeds a specified threshold: (1) the Group 1 Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year 80% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees, and (2) Each Group 2 Fund will retain for the remainder of that calendar year 85% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

Prior to January 1, 2020, each Group 1 Fund retained 73.5% of securities lending income (which excludes collateral investment fees) and the amount retained was not less than 65% of the total of securities lending income plus the collateral investment fees. Each Group 2 Fund retained 82% of securities lending income (which excludes collateral investment fees) and the amount retained was not less than 70% of the total of securities lending income plus the collateral investment fees. In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across the iShares ETF Complex in a calendar year exceeded a specified threshold: (1) each Group 1 Fund, pursuant to the securities lending agreement, retained for the remainder of that calendar year 80% of securities lending income (which excludes collateral investment fees), and the amount retained could never be less than 70% of the total of securities lending income plus the collateral investment fees, and (2) Each Group 2 Fund, pursuant to the securities lending agreement, retained for the remainder of that calendar year 85% of securities lending income (which excludes collateral investment fees), and the amount retained could never be less than 70% of the total of securities lending income plus the collateral investment fees.

The share of securities lending income earned by each Fund is shown as securities lending income – affiliated – net in its statement of operations. For the six months ended February 29, 2020, the Funds paid BTC the following amounts for securities lending agent services:

Fees Paid
iShares ETF	to BTC
MSCI Israel	$6,710
MSCI South Africa	11,140
MSCI Turkey	149,190
MSCI USA Equal Weighted	10,448

Officers and Directors: Certain officers and/or directors of the Company are officers and/or directors of BlackRock or its affiliates.

Other Transactions: Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

For the six months ended February 29, 2020, transactions executed by the Funds pursuant to Rule 17a-7 under the 1940 Act were as follows:

			Net Realized
iShares ETF	Purchases	Sales	Gain (Loss)
MSCI Israel	$38,415	$493,870	$(1,083,607)
MSCI Russia	8,018,863	217,172	(173,524)
MSCI South Africa	—	28,469,713	(2,519,170)
MSCI USA Equal Weighted	15,634,693	14,962,353	(1,987,099)

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends – affiliated in the statement of operations.

A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.

N o t e s t o F i n a n c i a l S t a t e m e n t s	59

Notes to Financial Statements (unaudited) (continued)

7.	PURCHASES AND SALES

For the six months ended February 29, 2020, purchases and sales of investments, excluding in-kind transactions and short-term investments, were as follows:

iShares ETF	Purchases	Sales
MSCI Brazil	$1,916,503,018	$532,446,425
MSCI Chile	320,849,420	72,937,732
MSCI Colombia	5,332,999	8,648,352
MSCI Israel	2,624,533	4,920,045
MSCI Russia	80,078,281	132,571,180
MSCI South Africa	95,433,380	119,458,379
MSCI Turkey	19,871,025	20,973,689
MSCI USA Equal Weighted	41,948,806	40,849,198

For the six months ended February 29, 2020, in-kind transactions were as follows:

	In-kind	In-kind
iShares ETF	Purchases	Sales
MSCI Colombia	$149,972	$367,543
MSCI Israel	—	4,976,998
MSCI Russia	28,954,623	92,635,078
MSCI South Africa	48,321,187	75,920,273
MSCI Turkey	58,657,094	111,345,257
MSCI USA Equal Weighted	45,475,232	23,902,500

8.	INCOME TAX INFORMATION

Each Fund is treated as an entity separate from the Company's other funds for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

Management has analyzed tax laws and regulations and their application to the Funds as of February 29, 2020, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds' financial statements.

As of August 31, 2019, the Funds had non-expiring capital loss carryforwards available to offset future realized capital gains as follows:

iShares ETF	Non-Expiring
MSCI Brazil	$2,428,319,347
MSCI Chile	138,772,701
MSCI Colombia	11,656,921
MSCI Israel	28,754,391
MSCI Russia	89,746,813
MSCI South Africa	122,895,248
MSCI Turkey	151,898,678
MSCI USA Equal Weighted	2,269,871

A fund may own shares in certain foreign investment entities, referred to, under U.S. tax law, as “passive foreign investment companies.” Such fund may elect to mark-to-market annually the shares of each passive foreign investment company and would be required to distribute to shareholders any such marked-to-market gains.

60	2 0 2 0 i S h a r e s S e m i - A n n u a l R e p o r t t o S h a r e h o l d e r s

Notes to Financial Statements (unaudited) (continued)

As of February 29, 2020, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:

				Net Unrealized
		Gross Unrealized	Gross Unrealized	Appreciation
iShares ETF	Tax Cost	Appreciation	Depreciation	(Depreciation)
MSCI Brazil	$7,590,710,949	$1,948,485,504	$(773,897,726)	$1,174,587,778
MSCI Chile	567,296,869	9,390,358	(123,394,588)	(114,004,230)
MSCI Colombia	21,206,420	2,716,066	(4,229,702)	(1,513,636)
MSCI Israel	152,022,364	19,602,072	(39,860,359)	(20,258,287)
MSCI Russia	516,768,114	61,383,003	(63,456,073)	(2,073,070)
MSCI South Africa	471,394,469	11,435,526	(188,558,824)	(177,123,298)
MSCI Turkey	480,965,294	4,867,301	(202,895,845)	(198,028,544)
MSCI USA Equal Weighted	327,311,199	34,595,477	(25,688,593)	8,906,884

9.	LINE OF CREDIT

The iShares MSCI Colombia ETF, along with certain other iShares funds, is a party to a $300 million credit agreement with State Street Bank and Trust Company, which expires on October 21, 2020. The line of credit may be used for temporary or emergency purposes, including redemptions, settlement of trades and rebalancing of portfolio holdings. The credit agreement has the following terms: a commitment fee of 0.20% per annum on the unused portion of the credit agreement and interest at a rate equal to the higher of (a) the one-month LIBOR (not less than zero) plus 1.00% per annum or (b) the U.S. Federal Funds rate (not less than zero) plus 1.00% per annum on amounts borrowed. The commitment fee is allocated to each fund participating in the credit agreement based on each fund’s pro-rata share of the aggregate average daily value of assets invested in local securities of certain foreign markets.

The Funds did not borrow under the credit agreement during the six months ended February 29, 2020.

10.	PRINCIPAL RISKS

In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Each Fund’s prospectus provides details of the risks to which the Fund is subject.

BFA uses a “passive” or index approach to try to achieve each Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

Market Risk: Market risk arises mainly from uncertainty about future values of financial instruments influenced by price, currency and interest rate movements. It represents the potential loss a fund may suffer through holding market positions in the face of market movements. A fund is exposed to market risk by its investment in equity, fixed income and/or financial derivative instruments or by its investment in underlying funds. The fair value of securities held by a fund may decline due to general market conditions, economic trends or events that are not specifically related to the issuers of the securities including local, regional or global political, social or economic instability or to factors that affect a particular industry or group of industries. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. The extent of a fund’s exposure to market risk is the market value of the investments held as shown in the fund’s schedule of investments.

Investing in the securities of non-U.S. issuers involves certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: differences in accounting, auditing and financial reporting standards; more substantial governmental involvement in the economy; higher inflation rates, greater social, economic and political uncertainties; possible nationalization or expropriation of assets; less availability of public information about issuers; imposition of withholding or other taxes; higher transaction and custody costs and delays in settlement procedures; and lower level of regulation of the securities markets and issuers. Non-U.S. securities may be less liquid, more difficult to value, and have greater price volatility due to exchange rate fluctuations. These and other risks are heightened for investments in issuers from countries with less developed capital markets.

An outbreak of respiratory disease caused by a novel coronavirus has developed into a global pandemic and has resulted in closing borders, quarantines, disruptions to supply chains and customer activity, as well as general concern and uncertainty. The impact of this pandemic, and other global health crises that may arise in the future, could affect the economies of many nations, individual companies and the market in general in ways that cannot necessarily be foreseen at the present time. This pandemic may result in substantial market volatility and may adversely impact the prices and liquidity of a fund's investments. The impact of the pandemic may be short term or may last for an extended period of time.

Credit Risk: Credit risk is the risk that an issuer or guarantor of debt instruments or the counterparty to a financial transaction, including derivatives contracts, repurchase agreements or loans of portfolio securities, is unable or unwilling to make timely interest and/or principal payments or to otherwise honor its obligations. BFA and its affiliates manage counterparty credit risk by entering into transactions only with counterparties that they believe have the financial resources to honor their obligations and by

N o t e s t o F i n a n c i a l S t a t e m e n t s	61

Notes to Financial Statements (unaudited) (continued)

monitoring the financial stability of those counterparties. Financial assets, which potentially expose a fund to issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of a fund’s exposure to credit and counterparty risks with respect to those financial assets is approximated by their value recorded in its statement of assets and liabilities.

Concentration Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its schedule of investments.

When a fund concentrates its investments in issuers located in a single country or a limited number of countries, it assumes the risk that economic, regulatory, political and social conditions in that country or those countries may have a significant impact on the fund and could affect the income from, or the value or liquidity of, the fund’s portfolio.

The United States and the European Union, along with the regulatory bodies of a number of countries including Japan, Australia, Norway, Switzerland and Canada, have imposed economic sanctions, which can consist of prohibiting certain securities trades, prohibiting certain private transactions in the energy sector, asset freezes and prohibition of all business, on certain Russian individuals and Russian corporate entities. Broader sanctions on Russia could also be instituted. These sanctions, or even the threat of further sanctions, may result in the decline of the value and liquidity of Russian securities, a weakening of the ruble or other adverse consequences to the Russian economy, and may negatively impact a fund. Current or future sanctions may result in Russia taking counter measures or retaliatory actions, which may further impair the value and liquidity of Russian securities. These retaliatory measures may include the immediate freeze of Russian assets held by a fund.

When a fund concentrates its investments in securities within a single or limited number of market sectors, it assumes the risk that economic, regulatory, political and social conditions affecting such sectors may have a significant impact on the fund and could affect the income from, or the value or liquidity of, the fund’s portfolio.

11.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.

Transactions in capital shares were as follows:

	Six Months Ended		Year Ended
	02/29/20		08/31/19
iShares ETF	Shares	Amount	Shares	Amount
MSCI Brazil
Shares sold	32,650,000	$1,450,867,480	39,900,000	$1,597,335,848
Shares redeemed	(250,000)	(10,446,203)	(11,100,000)	(450,367,072)
Net increase	32,400,000	$1,440,421,277	28,800,000	$1,146,968,776

MSCI Chile
Shares sold	8,700,000	$280,414,308	6,150,000	$266,264,905
Shares redeemed	(950,000)	(32,030,264)	(5,950,000)	(253,990,967)
Net increase	7,750,000	$248,384,044	200,000	$12,273,938

MSCI Colombia
Shares sold	200,000	$2,656,091	1,050,000	$13,424,743
Shares redeemed	(450,000)	(6,092,409)	(1,000,000)	(13,023,149)
Net increase(decrease)	(250,000)	$(3,436,318)	50,000	$401,594

MSCI Israel
Shares sold	—	$114	900,000	$48,475,728
Shares redeemed	(100,000)	(5,577,620)	(900,000)	(48,861,180)
Net decrease	(100,000)	$(5,577,506)	—	$(385,452)

MSCI Russia
Shares sold	950,000	$40,668,118	3,000,000	$102,646,729
Shares redeemed	(3,200,000)	(132,313,217)	(1,150,000)	(39,850,012)
Net increase(decrease)	(2,250,000)	$(91,645,099)	1,850,000	$62,796,717

MSCI South Africa
Shares sold	1,200,000	$57,776,241	8,400,000	$448,398,024
Shares redeemed	(1,700,000)	(76,572,633)	(7,400,000)	(385,581,253)
Net increase(decrease)	(500,000)	$(18,796,392)	1,000,000	$62,816,771

MSCI Turkey
Shares sold	2,400,000	$61,671,522	6,500,000	$152,434,904
Shares redeemed	(4,300,000)	(112,410,964)	(12,700,000)	(314,093,801)
Net decrease	(1,900,000)	$(50,739,442)	(6,200,000)	$(161,658,897)

62	2 0 2 0 i S h a r e s S e m i - A n n u a l R e p o r t t o S h a r e h o l d e r s

Notes to Financial Statements (unaudited) (continued)

	Six Months Ended		Year Ended
	02/29/20		08/31/19
iShares ETF	Shares	Amount	Shares	Amount
MSCI USA Equal Weighted
Shares sold	750,000	$45,752,331	2,450,000	$138,103,245
Shares redeemed	(400,000)	(24,052,728)	(400,000)	(22,826,092)
Net increase	350,000	$21,699,603	2,050,000	$115,277,153

The consideration for the purchase of Creation Units of a fund in the Company generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Company may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Company's administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the statement of assets and liabilities.

12.	LEGAL PROCEEDINGS

On June 16, 2016, investors in certain iShares funds (iShares Core S&P Small-Cap ETF, iShares Russell 1000 Growth ETF, iShares Core S&P 500 ETF, iShares Russell Mid-Cap Growth ETF, iShares Russell Mid-Cap ETF, iShares Russell Mid-Cap Value ETF, iShares Select Dividend ETF, iShares Morningstar Mid-Cap ETF, iShares Morningstar Large-Cap ETF, iShares U.S. Aerospace & Defense ETF and iShares Preferred and Income Securities ETF) filed a class action lawsuit against iShares Trust, BlackRock, Inc. and certain of its advisory affiliates, and certain directors/trustees and officers of the Funds (collectively, “Defendants”) in California State Court. The lawsuit alleges the Defendants violated federal securities laws by failing to adequately disclose in the prospectuses issued by the funds noted above the risks of using stop-loss orders in the event of a ‘flash crash’, such as the one that occurred on May 6, 2010. On September 18, 2017, the court issued a Statement of Decision holding that the Plaintiffs lack standing to assert their claims. On October 11, 2017, the court entered final judgment dismissing all of the Plaintiffs’ claims with prejudice. In an opinion dated January 23, 2020, the California Court of Appeal affirmed the dismissal of Plaintiffs’ claims. On March 3, 2020, plaintiffs filed a petition for review by the California Supreme Court.

13.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

N o t e s t o F i n a n c i a l S t a t e m e n t s	63

Statement Regarding Liquidity Risk Management Program

The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.

The Board of Directors (the “Board”) of iShares MSCI Brazil ETF, iShares MSCI Chile ETF, iShares MSCI Colombia ETF, iShares MSCI Israel ETF, iShares MSCI Russia ETF, iShares MSCI South Africa ETF, iShares MSCI Turkey ETF, iShares MSCI USA Equal Weighted ETF met on December 3, 2019 (the “Meeting”) to review the liquidity risk management program (the “Program”) applicable to the iShares Funds (each, a “Fund”) pursuant to the Liquidity Rule. The Board has appointed BlackRock Fund Advisors (“BlackRock”), the investment adviser to the Funds, as the program administrator for each Fund’s Program, as applicable. BlackRock has delegated oversight of the Program to the 40Act Liquidity Risk Management Committee (the “Committee”).At the Meeting, the Committee, on behalf of BlackRock, provided the Board with a report that addressed the operation of the Program and assessed its adequacy and effectiveness of implementation, including the operation of each Fund’s Highly Liquid Investment Minimum (“HLIM”) where applicable, and any material changes to the Program (the “Report”). The Report covered the period from December 1, 2018 through September 30, 2019 (the “Program Reporting Period”).

The Report described the Program’s liquidity classification methodology for categorizing a Fund’s investments (including derivative transactions) into one of four liquidity buckets. It also described BlackRock’s methodology in establishing a Fund’s HLIM and noted that the Committee reviews and ratifies the HLIM assigned to each Fund no less frequently than annually.

The Report noted that the Program complied with the key factors for consideration under the Liquidity Rule for assessing, managing and periodically reviewing a Fund’s liquidity risk, as follows:

a)	The Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions. During the Program Reporting Period, the Committee reviewed whether each Fund’s investment strategy is appropriate for an open-end fund structure with a focus on Funds with more significant and consistent holdings of less liquid and illiquid assets. The Committee also factored a Fund’s concentration in an issuer into the liquidity classification methodology by taking issuer position sizes into account. A factor for consideration under the Liquidity Rule is a Fund’s use of borrowings for investment purposes. However, the Funds do not borrow for investment purposes. Derivative exposure was considered in the calculation of liquidity classification.

b)	Short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions. During the Program Reporting Period, the Committee reviewed historical redemption activity and used this information as a component to establish each ETF’s reasonably anticipated trading size. The Committee may also take into consideration a Fund’s shareholder ownership concentration (which, depending on product type and distribution channel, may or may not be available), a Fund’s distribution channels, and the degree of certainty associated with a Fund’s short-term and long-term cash flow projections.

c)	Holdings of cash and cash equivalents, as well as borrowing arrangements. The Committee considered that ETFs generally do not hold more than de minimus amounts of cash. Funds may borrow for temporary or emergency purposes, including to meet payments due from redemptions or to facilitate the settlement of securities or other transactions.

d)	The relationship between an ETF’s portfolio liquidity and the way in which, and the prices and spreads at which, ETF shares trade, including the efficiency of the arbitrage function and the level of active participation by market participants, including authorized participants. The Committee monitored the prevailing bid/ask spread and the ETF price premium (or discount) to NAV for all ETFs and reviewed any persistent deviations from long-term averages.

e)	The effect of the composition of baskets on the overall liquidity of an ETF’s portfolio. In reviewing the linkage between the composition of baskets accepted by an ETF and any significant change in the liquidity profile of such ETF, the Committee reviewed changes in the proportion of each ETF’s portfolio comprised of less liquid and illiquid holdings to determine if applicable thresholds were met requiring enhanced review.

There were no material changes to the Program during the Program Reporting Period. The Report provided to the Board stated that the Committee concluded that based on the operation of the functions, as described in the Report, the Program is operating as intended and is effective in implementing the requirements of the Liquidity Rule.

64	2 0 2 0 i S h a r e s S e m i - A n n u a l R e p o r t t o S h a r e h o l d e r s

Supplemental Information (unaudited)

Section 19(a) Notices

The amounts and sources of distributions reported are estimates and are being provided pursuant to regulatory requirements and are not being provided for tax reporting purposes. The actual amounts and sources for tax reporting purposes will depend upon each fund's investment experience during the year and may be subject to changes based on tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report these distributions for federal income tax purposes.

	Total Cumulative Distributions				% Breakdown of the Total Cumulative
	for the Fiscal Year-to-Date				Distributions for the Fiscal Year-to-Date
	Net				Net
	Investment	Net Realized	Return of	Total Per	Investment	Net Realized	Return of	Total Per
iShares ETF	Income	Capital Gains	Capital	Share	Income	Capital Gains	Capital	Share
MSCI Brazil(a)	$0.499868	$—	$0.174805	$0.674673	74%	—%	26%	100%
MSCI Chile(a)	0.034549	—	0.039658	0.074207	47	—	53	100
MSCI Colombia(a)	0.073655	—	0.109364	0.183019	40	—	60	100
MSCI Israel(a)	0.893021	—	0.119275	1.012296	88	—	12	100
MSCI Russia(a)	1.721038	—	0.774297	2.495335	69	—	31	100
MSCI Turkey(a)	0.215433	—	0.085065	0.300498	72	—	28	100
MSCI USA Equal Weighted(a)	0.455109	—	0.065021	0.520130	87	—	13	100

(a)	The Fund estimates that it has distributed more than its net investment income and net realized capital gains; therefore, a portion of the distribution may be a return of capital. A return of capital may occur, for example, when some or all of the shareholder's investment in the Fund is returned to the shareholder. A return of capital does not necessarily reflect the Fund's investment performance and should not be confused with "yield" or "income". When distributions exceed total return performance, the difference will incrementally reduce the Fund's net asset value per share.

S u p p l e m e n t a l I n f o r m a t i o n	65

General Information

Electronic Delivery

Shareholders can sign up for email notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.

To enroll in electronic delivery:

●	Go to icsdelivery.com.

●	If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Availability of Quarterly Schedule of Investments

The iShares Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT, and for reporting periods ended prior to March 31, 2019, filed such information on Form N-Q. The iShares Funds' Forms N-Q are available on the SEC’s website at sec.gov. The iShares Funds also disclose their complete schedule of portfolio holdings on a daily basis on the iShares website at iShares.com.

Availability of Proxy Voting Policies and Proxy Voting Records

A description of the policies and procedures that the iShares Funds use to determine how to vote proxies relating to portfolio securities and information about how the iShares Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request (1) by calling toll-free 1-800-474-2737; (2) on the iShares website at iShares.com; and (3) on the SEC website at sec.gov.

66	2 0 2 0 i S h a r e s S e m i - A n n u a l R e p o r t t o S h a r e h o l d e r s

Glossary of Terms Used in this Report

Portfolio Abbreviations - Equity

ADR	American Depositary Receipt

GDR	Global Depositary Receipt

NVS	Non-Voting Shares

G l o s s a r y o f T e r m s U s e d i n t h i s R e p o r t	67

Want to know more?

iShares.com | 1-800-474-2737

This report is intended for the Funds' shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by MSCI Inc., nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.

©2020 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

iS-SAR-804-0220

FEBRUARY 29, 2020

2020 Semi-Annual Report
(Unaudited)

iShares, Inc.
● iShares MSCI Australia ETF | EWA | NYSE Arca
● iShares MSCI Canada ETF | EWC | NYSE Arca
● iShares MSCI Japan ETF | EWJ | NYSE Arca
● iShares MSCI Mexico ETF | EWW | NYSE Arca
● iShares MSCI South Korea ETF | EWY | NYSE Arca

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of each Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

You may elect to receive all future reports in paper free of charge. If you hold accounts through a financial intermediary, you can follow the instructions included with this disclosure, if applicable, or contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. Please note that not all financial intermediaries may offer this service. Your election to receive reports in paper will apply to all funds held with your financial intermediary.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive electronic delivery of shareholder reports and other communications by contacting your financial intermediary. Please note that not all financial intermediaries may offer this service.

Fund Summary as of February 29, 2020	iShares® MSCI Australia ETF

Investment Objective

The iShares MSCI Australia ETF (the “Fund”) seeks to track the investment results of an index composed ofAustralian equities, as represented by the MSCIAustralia Index (the "Index"). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns
	6 Months	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years
Fund NAV	(5.01)%	(1.57)%	1.51%	3.82%	(1.57)%	7.76%	45.45%
Fund Market	(5.20)	(1.49)	1.46	3.80	(1.49)	7.51	45.26
Index	(4.83)	(1.17)	1.87	4.21	(1.17)	9.71	51.09

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 8 for more information.

Expense Example

Actual				Hypothetical 5% Return
Beginning Account Value (09/01/19)	Ending Account Value (02/29/20)	(a)	Expenses Paid During the Period	Beginning Account Value (09/01/19)	Ending Account Value (02/29/20)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$1,000.00	$949.90		$2.42	$1,000.00	$1,022.40	$2.51		0.50%

(a)	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 8 for more information.

Portfolio Information

ALLOCATION BY SECTOR
Sector	Percent of Total Investments	(a)
Financials	36.5%
Materials	15.6
Health Care	12.7
Real Estate	7.7
Industrials	6.5
Consumer Discretionary	5.8
Consumer Staples	5.7
Energy	5.2
Utilities	2.0
Communication Services	1.6
Information Technology	0.7

(a)	Excludes money market funds
TEN LARGEST HOLDINGS
Security	Percent of Total Investments	(a)
Commonwealth Bank of Australia	10.4%
CSL Ltd.	10.1
BHP Group Ltd.	7.1
Westpac Banking Corp.	6.1
National Australia Bank Ltd.	5.2
Australia & New Zealand Banking Group Ltd.	5.0
Woolworths Group Ltd.	3.5
Wesfarmers Ltd.	3.3
Macquarie Group Ltd.	3.3
Transurban Group	2.9

F u n d S u m m a r y	3

Fund Summary as of February 29, 2020	iShares® MSCI Canada ETF

Investment Objective

The iShares MSCICanada ETF (the “Fund”) seeks to track the investment results of an index composed of Canadian equities, as represented by the MSCI Canada Custom Capped Index (the "Index"). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns
	6 Months	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years
Fund NAV	(1.04)%	1.26%	1.80%	2.81%	1.26%	9.32%	31.88%
Fund Market	(0.64)	1.45	1.85	2.79	1.45	9.60	31.67
Index	(0.97)	1.36	1.95	3.00	1.36	10.16	34.35

Index performance through August 31, 2017 reflects the performance of the MSCI Canada Index. Index performance beginning on September 1, 2017 reflects the performance of the MSCI Canada Custom Capped Index.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 8 for more information.

Expense Example

Actual				Hypothetical 5% Return
Beginning Account Value (09/01/19)	Ending Account Value (02/29/20)	Expenses Paid During the Period	(a)	Beginning Account Value (09/01/19)	Ending Account Value (02/29/20)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$1,000.00	$989.60	$2.47		$1,000.00	$1,022.40	$2.51		0.50%

(a)	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 8 for more information.

Portfolio Information

ALLOCATION BY SECTOR
Sector	Percent of Total Investments	(a)
Financials	38.2%
Energy	18.4
Materials	10.0
Industrials	9.2
Information Technology	7.2
Consumer Staples	4.4
Consumer Discretionary	3.9
Utilities	3.8
Communication Services	3.1
Health Care	1.0
Real Estate	0.8

(a)	Excludes money market funds.

TEN LARGEST HOLDINGS
Security	Percent of Total Investments	(a)
Royal Bank of Canada	7.7%
Toronto-Dominion Bank (The)	6.7
Enbridge Inc.	5.4
Bank of Nova Scotia (The)	4.6
Canadian National Railway Co.	4.4
Brookfield Asset Management Inc., Class A	3.8
TC Energy Corp.	3.5
Shopify Inc., Class A	3.5
Bank of Montreal	3.1
Suncor Energy Inc.	3.0

4	2 0 2 0 i S h a r e s S e m i - A n n u a l R e p o r t t o S h a r e h o l d e r s

Fund Summary as of February 29, 2020	iShares® MSCI Japan ETF

Investment Objective

The iShares MSCI Japan ETF (the “Fund”) seeks to track the investment results of an index composed of Japanese equities, as represented by the MSCI Japan Index (the "Index"). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns
	6 Months	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years
Fund NAV	0.19%	0.69%	3.31%	4.66%	0.69%	17.70%	57.73%
Fund Market	(0.59)	(0.43)	3.08	4.57	(0.43)	16.36	56.28
Index	0.37	1.07	3.65	5.11	1.07	19.66	64.59

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 8 for more information.

Expense Example

Actual				Hypothetical 5% Return
Beginning Account Value (09/01/19)	Ending Account Value (02/29/20)	Expenses Paid During the Period	(a)	Beginning Account Value (09/01/19)	Ending Account Value (02/29/20)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$1,000.00	$1,001.90	$2.49		$1,000.00	$1,022.40	$2.51		0.50%

(a)	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 8 for more information.

Portfolio Information

ALLOCATION BY SECTOR
Sector	Percent of Total Investments	(a)
Industrials	20.5%
Consumer Discretionary	18.2
Information Technology	11.8
Financials	10.7
Health Care	10.2
Communication Services	9.1
Consumer Staples	7.7
Materials	5.1
Real Estate.	4.3
Utilities	1.6
Energy	0.8

(a)	Excludes money market funds.

TEN LARGEST HOLDINGS
Security	Percent of Total Investments	(a)
Toyota Motor Corp.	4.6%
Sony Corp.	2.4
SoftBank Group Corp.	2.2
Mitsubishi UFJ Financial Group Inc.	1.9
Keyence Corp.	1.8
Takeda Pharmaceutical Co. Ltd.	1.6
KDDI Corp.	1.5
Recruit Holdings Co. Ltd.	1.5
Honda Motor Co. Ltd.	1.3
Sumitomo Mitsui Financial Group Inc.	1.3

F u n d S u m m a r y	5

Fund Summary as of February 29, 2020	iShares® MSCI Mexico ETF

Investment Objective

The iShares MSCI Mexico ETF (the “Fund”) seeks to track the investment results of a broad-based index composed of Mexican equities, as represented by the MSCI Mexico IMI 25/50 Index (the "Index"). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns
	6 Months	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years
Fund NAV	0.27%	(2.70)%	(5.23)%	0.10%	(2.70)%	(23.56)%	0.99%
Fund Market	1.68	(1.13)	(4.94)	0.28	(1.13)	(22.39)	2.80
Index	0.48	(2.38)	(4.96)	0.20	(2.38)	(22.45)	1.98

Index performance through February 11, 2013 reflects the performance of the MSCI Mexico Investable Market Index. Index performance beginning on February 12, 2013 reflects the performance of the MSCI Mexico IMI 25/50 Index.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 8 for more information.

Expense Example

Actual				Hypothetical 5% Return
Beginning Account Value (09/01/19)	Ending Account Value (02/29/20)	Expenses Paid During the Period	(a)	Beginning Account Value (09/01/19)	Ending Account Value (02/29/20)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$1,000.00	$1,002.70	$2.49		$1,000.00	$1,022.40	$2.51		0.50%

(a)	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 8 for more information.

Portfolio Information

ALLOCATION BY SECTOR
Sector	Percent of Total Investments	(a)
Consumer Staples	28.1%
Communication Services	22.0
Financials	15.4
Industrials	11.9
Materials	10.8
Real Estate	7.1
Consumer Discretionary	2.3
Utilities	1.7
Health Care	0.7

(a)	Excludes money market funds.

TEN LARGEST HOLDINGS
Security	Percent of Total Investments	(a)
America Movil SAB de CV, Series L	17.0%
Fomento Economico Mexicano SAB de CV	9.7
Wal-Mart de Mexico SAB de CV	9.0
Grupo Financiero Banorte SAB de CV, Class O	8.6
Grupo Mexico SAB de CV, Series B	4.3
Cemex SAB de CV	3.4
Fibra Uno Administracion SA de CV	3.3
Grupo Televisa SAB	3.1
Grupo Aeroportuario del Pacifico SAB de CV, Series B	2.8
Grupo Aeroportuario del Sureste SAB de CV, Class B	2.4

6	2 0 2 0 i S h a r e s S e m i - A n n u a l R e p o r t t o S h a r e h o l d e r s

Fund Summary as of February 29, 2020	iShares® MSCI South Korea ETF

Investment Objective

The iShares MSCI South Korea ETF (the “Fund”) seeks to track the investment results of an index composed of South Korean equities, as represented by the MSCI Korea 25/50 Index (the "Index"). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns
	6 Months	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years
Fund NAV	3.05%	(12.99)%	0.86%	3.26%	(12.99)%	4.40%	37.78%
Fund Market	5.39	(10.81)	1.41	3.46	(10.81)	7.26	40.51
Index	3.13	(12.77)	1.25	3.79	(12.77)	6.39	45.08

Index performance through February 11, 2013 reflects the performance of the MSCI Korea Index. Index performance beginning on February 12, 2013 reflects the performance of the MSCI Korea 25/50 Index.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 8 for more information.

Expense Example

Actual				Hypothetical 5% Return
Beginning Account Value (09/01/19)	Ending Account Value (02/29/20)	Expenses Paid During the Period	(a)	Beginning Account Value (09/01/19)	Ending Account Value (02/29/20)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$1,000.00	$1,030.50	$2.93		$1,000.00	$1,022.00	$2.92		0.58%

(a)	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 8 for more information.

Portfolio Information

ALLOCATION BY SECTOR
Sector	Percent of Total Investments	(a)
Information Technology	34.8%
Consumer Discretionary	12.1
Financials	11.9
Industrials	10.2
Communication Services	8.5
Materials	7.7
Consumer Staples	6.6
Health Care	5.3
Energy	1.9
Utilities	1.0

(a)	Excludes money market funds.

TEN LARGEST HOLDINGS
Security	Percent of Total Investments	(a)
Samsung Electronics Co. Ltd.	22.6%
SK Hynix Inc.	6.7
NAVER Corp.	3.4
Hyundai Motor Co.	2.5
LG Chem Ltd.	2.4
Samsung SDI Co. Ltd.	2.3
Celltrion Inc.	2.2
KB Financial Group Inc.	2.2
POSCO	2.1
Shinhan Financial Group Co. Ltd.	2.1

F u n d S u m m a r y	7

About Fund Performance

Past performance is no guarantee of future results. Financial markets have experienced extreme volatility and trading in many instruments has been disrupted. These circumstances may continue for an extended period of time, and may continue to affect adversely the value and liquidity of the fund's investments. As a result, current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at iShares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest ask on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

As a shareholder of your Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The expense example, which is based on an investment of $1,000 invested at the beginning of the period (or from the commencement of operations if less than 6 months) and held through the end of the period, is intended to help you understand your ongoing costs (in dollars and cents) of investing in your Fund and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses – The table provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. To estimate the expenses that you paid on your account over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period.”

Hypothetical Example for Comparison Purposes – The table also provides information about hypothetical account values and hypothetical expenses based on your Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

8	2 0 2 0 i S h a r e s S e m i - A n n u a l R e p o r t t o S h a r e h o l d e r s

Schedule of Investments (unaudited)	iShares® MSCI Australia ETF
February 29, 2020	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Airlines — 0.3%
Qantas Airways Ltd.	1,044,079	$3,722,629

Banks — 26.8%
Australia & New Zealand Banking Group Ltd.	4,063,291	65,049,794
Bendigo & Adelaide Bank Ltd.	748,480	4,434,932
Commonwealth Bank of Australia	2,537,589	133,801,096
National Australia Bank Ltd.	4,132,880	66,883,317
Westpac Banking Corp.	5,122,276	78,073,155
		348,242,294
Beverages — 1.0%
Coca-Cola Amatil Ltd.	725,797	5,376,832
Treasury Wine Estates Ltd.	1,037,122	7,375,588
		12,752,420
Biotechnology — 10.0%
CSL Ltd.	650,775	129,837,037

Capital Markets — 4.8%
ASX Ltd.	277,103	13,246,011
Macquarie Group Ltd.	483,678	42,046,916
Magellan Financial Group Ltd.	182,615	6,565,238
		61,858,165
Chemicals — 0.9%
Incitec Pivot Ltd.	2,299,721	4,047,893
Orica Ltd.	581,352	7,421,568
		11,469,461
Commercial Services & Supplies — 1.3%
Brambles Ltd.	2,226,888	17,171,998

Construction & Engineering — 0.2%
CIMIC Group Ltd.	139,761	2,148,244

Construction Materials — 1.3%
Boral Ltd.	1,673,704	4,877,624
James Hardie Industries PLC	637,106	11,596,151
		16,473,775
Diversified Financial Services — 0.8%
AMP Ltd.(a)	4,931,666	5,325,982
Challenger Ltd.	788,296	4,620,027
		9,946,009
Diversified Telecommunication Services — 1.2%
Telstra Corp. Ltd.	5,961,444	13,183,686
TPG Telecom Ltd.	531,129	2,578,614
		15,762,300
Electric Utilities — 0.2%
AusNet Services	2,679,053	2,927,806

Energy Equipment & Services — 0.3%
Worley Ltd.	483,155	3,900,157

Equity Real Estate Investment Trusts (REITs) — 6.9%
BGP Holdings PLC(a)(b)	18,888,372	207
Dexus	1,571,003	12,316,913
Goodman Group	2,357,247	22,767,125
GPT Group (The)	2,789,694	10,396,225
Mirvac Group	5,633,890	11,042,648
Scentre Group	7,525,810	16,788,838
Stockland	3,414,702	10,369,671

Security	Shares	Value

Equity Real Estate Investment Trusts (REITs) (continued)
Vicinity Centres	4,591,452	$6,394,331
		90,075,958
Food & Staples Retailing — 4.6%
Coles Group Ltd.	1,623,452	14,873,899
Woolworths Group Ltd.	1,807,211	45,209,725
		60,083,624
Gas Utilities — 0.9%
APA Group	1,689,786	11,701,116

Health Care Equipment & Supplies — 0.8%
Cochlear Ltd.	82,786	11,080,379

Health Care Providers & Services — 1.7%
Ramsay Health Care Ltd.	231,524	10,152,198
Sonic Healthcare Ltd.	648,585	12,043,443
		22,195,641
Hotels, Restaurants & Leisure — 2.3%
Aristocrat Leisure Ltd.	826,047	17,634,178
Crown Resorts Ltd.	533,401	3,494,128
Flight Centre Travel Group Ltd.	80,837	1,700,143
Tabcorp Holdings Ltd.	2,891,884	7,066,614
		29,895,063
Insurance — 3.9%
Insurance Australia Group Ltd.	3,322,888	13,668,714
Medibank Pvt Ltd.	3,944,089	7,196,551
QBE Insurance Group Ltd.	1,877,178	16,448,118
Suncorp Group Ltd.	1,804,328	13,192,279
		50,505,662
Interactive Media & Services — 0.4%
REA Group Ltd.	76,230	4,832,358

IT Services — 0.5%
Computershare Ltd.	699,840	6,912,717

Metals & Mining — 13.3%
Alumina Ltd.	3,498,376	4,375,820
BHP Group Ltd.	4,222,791	91,480,841
BlueScope Steel Ltd.	726,693	5,538,087
Fortescue Metals Group Ltd.	1,994,020	12,959,293
Newcrest Mining Ltd.	1,104,352	18,726,411
Rio Tinto Ltd.	531,794	29,922,625
South32 Ltd.	7,081,632	10,136,257
		173,139,334
Multi-Utilities — 0.9%
AGL Energy Ltd.	923,860	11,400,906

Multiline Retail — 3.4%
Harvey Norman Holdings Ltd.	795,541	1,902,952
Wesfarmers Ltd.	1,625,337	42,598,593
		44,501,545
Oil, Gas & Consumable Fuels — 4.9%
Caltex Australia Ltd.	357,647	7,540,387
Oil Search Ltd.	1,965,269	6,956,417
Origin Energy Ltd.	2,534,241	11,404,983
Santos Ltd.	2,532,865	11,153,830
Washington H Soul Pattinson & Co. Ltd.	171,307	2,155,987
Woodside Petroleum Ltd.	1,351,235	24,324,145
		63,535,749
Professional Services — 0.5%
Seek Ltd.	478,934	6,385,832

S c h e d u l e o f I n v e s t m e n t s	9

Schedule of Investments (unaudited) (continued)	iShares® MSCI Australia ETF
February 29, 2020	(Percentages shown are based on Net Assets)

Security	Shares	Value

Real Estate Management & Development — 0.7%
Lendlease Group	807,901	$9,183,363

Road & Rail — 0.7%
Aurizon Holdings Ltd.	2,812,661	8,759,026

Software — 0.1%
WiseTech Global Ltd.(c)	207,454	2,019,715

Transportation Infrastructure — 3.5%
Sydney Airport	1,584,951	7,940,140
Transurban Group	3,919,528	37,527,662
		45,467,802
Total Common Stocks — 99.1%
(Cost: $1,633,601,912)		1,287,888,085

Short-Term Investments

Money Market Funds — 0.1%
BlackRock Cash Funds: Institutional, SL Agency Shares, 1.74%(d)(e)(f)	9,108	9,114

Security	Shares	Value

Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.52%(d)(e)	572,000	$572,000
		581,114
Total Short-Term Investments — 0.1%
(Cost: $581,112)		581,114

Total Investments in Securities — 99.2%
(Cost: $1,634,183,024)		1,288,469,199

Other Assets, Less Liabilities — 0.8%		10,584,698

Net Assets — 100.0%		$1,299,053,897

(a)	Non-income producing security.
(b)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(c)	All or a portion of this security is on loan.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period-end.
(f)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the six months ended February 29, 2020, for purposes of Section 2(a)(3) of the 1940Act, were as follows:

Affiliated Issuer	Shares Held at 08/31/19	Net Activity	Shares Held at 02/29/20	Value at 02/29/20	Income		Net Realized Gain (Loss)	(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	—	9,108	9,108	$9,114	$1,441	(b)	$332		$2
BlackRock Cash Funds: Treasury, SL Agency Shares	603,000	(31,000)	572,000	572,000	8,844		—		—
				$581,114	$10,285		$332		$2

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)	Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
ASX SPI 200 Index	108	03/19/20	$11,096	$(830,837)

Derivative Financial Instruments Categorized by Risk Exposure

As of February 29, 2020, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

Equity Contracts
Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$830,837

(a)	Net cumulative appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day's variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

10	2 0 2 0 i S h a r e s S e m i - A n n u a l R e p o r t t o S h a r e h o l d e r s

Schedule of Investments (unaudited) (continued)	iShares® MSCI Australia ETF
February 29, 2020

For the six months ended February 29, 2020, the effect of derivative financial instruments in the Statements of Operations was as follows:

Equity Contracts
Net Realized Gain (Loss) from:
Futures contracts	$454,800

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$(937,733)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$13,032,157

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund's policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of February 29, 2020. The breakdown of the Fund's investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$1,287,887,878	$—	$207	$1,287,888,085
Money Market Funds	581,114	—	—	581,114
	$1,288,468,992	$—	$207	$1,288,469,199
Derivative financial instruments(a)
Liabilities
Futures Contracts	$(830,837)	$—	$—	$(830,837)

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

S c h e d u l e o f I n v e s t m e n t s	11

Schedule of Investments (unaudited)	iShares® MSCI Canada ETF
February 29, 2020	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 0.6%
Bombardier Inc., Class B(a)	3,663,918	$2,620,301
CAE Inc.	458,382	12,262,449
		14,882,750
Airlines — 0.2%
Air Canada(a)	222,003	5,664,397

Auto Components — 0.9%
Magna International Inc.	499,984	22,754,142

Banks — 25.7%
Bank of Montreal	1,098,741	74,657,255
Bank of Nova Scotia (The)	2,095,684	109,627,840
Canadian Imperial Bank of Commerce	765,643	58,269,519
National Bank of Canada	575,604	29,917,601
Royal Bank of Canada	2,465,921	183,371,128
Toronto-Dominion Bank (The)	3,115,404	160,232,050
		616,075,393
Capital Markets — 4.2%
Brookfield Asset Management Inc., Class A	1,531,034	91,552,948
CI Financial Corp.	378,592	6,286,599
IGM Financial Inc.	145,533	3,880,229
		101,719,776
Chemicals — 1.8%
Methanex Corp.	111,176	3,200,239
Nutrien Ltd.	985,110	39,812,431
		43,012,670
Construction & Engineering — 0.5%
WSP Global Inc.	182,596	12,034,319

Containers & Packaging — 0.4%
CCL Industries Inc., Class B, NVS	257,851	8,511,475

Diversified Financial Services — 0.3%
Onex Corp.	146,870	8,245,333

Diversified Telecommunication Services — 1.0%
BCE Inc.	264,863	11,631,597
TELUS Corp.	342,223	12,349,448
		23,981,045
Electric Utilities — 2.5%
Emera Inc.	413,767	17,434,098
Fortis Inc.	753,502	30,491,473
Hydro One Ltd.(b)	568,916	11,417,735
		59,343,306
Equity Real Estate Investment Trusts (REITs) — 0.8%
Canadian Apartment Properties REIT	142,724	5,967,965
First Capital Real Estate Investment Trust	188,713	2,814,493
H&R Real Estate Investment Trust	247,750	3,582,395
RioCan REIT	267,813	5,001,730
SmartCentres Real Estate Investment Trust	127,495	2,733,494
		20,100,077
Food & Staples Retailing — 3.9%
Alimentation Couche-Tard Inc., Class B	1,496,768	45,448,850
Empire Co. Ltd., Class A, NVS	299,070	6,681,647
George Weston Ltd.	132,775	9,995,094
Loblaw Companies Ltd.	314,251	15,567,990
Metro Inc.	436,293	16,992,139
		94,685,720

Security	Shares	Value

Food Products — 0.5%
Saputo Inc.	418,897	$11,658,652

Gas Utilities — 0.3%
AltaGas Ltd.	481,175	7,194,236

Hotels, Restaurants & Leisure — 1.6%
Restaurant Brands International Inc.	485,813	28,630,883
Stars Group Inc. (The)(a)	394,997	9,051,371
		37,682,254
Insurance — 7.8%
Fairfax Financial Holdings Ltd.	46,168	19,886,616
Great-West Lifeco Inc.	479,224	11,270,609
iA Financial Corp. Inc.	183,891	8,752,409
Intact Financial Corp.	239,779	25,988,339
Manulife Financial Corp.	3,351,610	56,328,321
Power Corp. of Canada	971,482	21,472,694
Sun Life Financial Inc.	1,011,050	43,677,721
		187,376,709
IT Services — 4.7%
CGI Inc.(a)	412,858	29,006,323
Shopify Inc., Class A(a)	178,250	82,757,079
		111,763,402
Media — 0.9%
Quebecor Inc., Class B	305,591	7,139,221
Shaw Communications Inc., Class B, NVS	803,808	13,910,277
		21,049,498
Metals & Mining — 7.6%
Agnico Eagle Mines Ltd.	410,879	19,494,829
Barrick Gold Corp.	3,057,413	58,308,022
First Quantum Minerals Ltd.	1,185,741	8,762,656
Franco-Nevada Corp.	324,314	34,814,800
Kinross Gold Corp.(a)	2,161,562	10,869,403
Kirkland Lake Gold Ltd.	467,907	15,089,726
Lundin Mining Corp.	1,142,339	5,829,346
Teck Resources Ltd., Class B.	844,513	8,493,258
Wheaton Precious Metals Corp.	769,079	21,868,921
		183,530,961
Multi-Utilities — 1.1%
Algonquin Power & Utilities Corp.	893,570	13,579,788
Atco Ltd., Class I, NVS	133,162	4,967,969
Canadian Utilities Ltd., Class A, NVS.	226,113	6,690,660
		25,238,417
Multiline Retail — 1.0%
Canadian Tire Corp. Ltd., Class A, NVS	100,283	9,860,583
Dollarama Inc.	514,284	15,117,999
		24,978,582
Oil, Gas & Consumable Fuels — 18.3%
Cameco Corp.	683,198	5,908,987
Canadian Natural Resources Ltd.	2,034,788	52,372,276
Cenovus Energy Inc.	1,798,327	13,222,697
Enbridge Inc.	3,479,280	129,492,926
Husky Energy Inc.	609,514	2,901,475
Imperial Oil Ltd.	455,053	9,963,130
Inter Pipeline Ltd.	710,028	10,504,828
Keyera Corp.	368,683	8,849,381
Ovintiv Inc.	446,746	5,161,866
Parkland Fuel Corp.	254,252	7,993,023
Pembina Pipeline Corp.	942,792	33,958,352
PrairieSky Royalty Ltd.	362,918	3,365,984

12	2 0 2 0 i S h a r e s S e m i - A n n u a l R e p o r t t o S h a r e h o l d e r s

Schedule of Investments (unaudited) (continued)	iShares® MSCI Canada ETF
February 29, 2020	(Percentages shown are based on Net Assets)

Security	Shares	Value

Oil, Gas & Consumable Fuels (continued)
Suncor Energy Inc.	2,644,158	$72,862,818
TC Energy Corp.	1,605,216	83,659,933
		440,217,676
Paper & Forest Products — 0.1%
West Fraser Timber Co. Ltd.	91,746	3,425,567

Pharmaceuticals — 1.0%
Aurora Cannabis Inc.(a)(c)	1,860,502	2,508,667
Bausch Health Companies Inc.(a)	545,626	12,088,440
Canopy Growth Corp.(a)(c)	359,039	6,732,232
Cronos Group Inc.(a)(c)	321,929	1,868,236
		23,197,575
Professional Services — 1.1%
Thomson Reuters Corp.	344,144	25,563,078

Road & Rail — 6.8%
Canadian National Railway Co.	1,230,487	104,307,458
Canadian Pacific Railway Ltd.	236,063	58,502,684
		162,810,142
Software — 2.5%
BlackBerry Ltd.(a)	897,584	4,633,856
Constellation Software Inc.	34,668	35,315,725
Open Text Corp.	465,706	19,497,655
		59,447,236
Textiles, Apparel & Luxury Goods — 0.4%
Gildan Activewear Inc.	350,762	8,495,007

Wireless Telecommunication Services — 1.2%
Rogers Communications Inc., Class B, NVS	619,894	28,405,170

Total Common Stocks — 99.7%
(Cost: $2,812,777,858)		2,393,044,565

Security	Shares	Value

Short-Term Investments

Money Market Funds — 0.4%
BlackRock Cash Funds: Institutional, SL Agency Shares, 1.74%(d)(e)(f)	8,156,331	$8,162,041
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.52%(d)(e)	1,209,000	1,209,000
		9,371,041
Total Short-Term Investments — 0.4%
(Cost: $9,366,094)		9,371,041

Total Investments in Securities — 100.1%
(Cost: $2,822,143,952)		2,402,415,606

Other Assets, Less Liabilities — (0.1)%		(2,053,274)

Net Assets — 100.0%		$2,400,362,332

(a)	Non-income producing security.
(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)	All or a portion of this security is on loan.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period-end.
(f)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the six months ended February 29, 2020, for purposes of Section 2(a)(3) of the 1940Act, were as follows:

Affiliated Issuer	Shares Held at 08/31/19	Net Activity	Shares Held at 02/29/20	Value at 02/29/20	Income		Net Realized Gain (Loss)	(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	52,307,444	(44,151,113)	8,156,331	$8,162,041	$1,181,192	(b)	$8,941		$(6,873)
BlackRock Cash Funds: Treasury, SL Agency Shares	986,000	223,000	1,209,000	1,209,000	12,619		—		—
				$9,371,041	$1,193,811		$8,941		$(6,873)

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)	Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
S&P/TSX 60 Index	49	03/19/20	$7,090	$(331,363)

S c h e d u l e o f I n v e s t m e n t s	13

Schedule of Investments (unaudited) (continued)	iShares® MSCI Canada ETF
February 29, 2020

Derivative Financial Instruments Categorized by Risk Exposure

As of February 29, 2020, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

Equity Contracts
Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$331,363

(a)	Net cumulative appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day's variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the six months ended February 29, 2020, the effect of derivative financial instruments in the Statements of Operations was as follows:

Equity Contracts
Net Realized Gain (Loss) from:
Futures contracts	$84,131

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$(400,325)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$9,624,872

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund's policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of February 29, 2020. The breakdown of the Fund's investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$2,393,044,565	$—	$—	$2,393,044,565
Money Market Funds	9,371,041	—	—	9,371,041
	$2,402,415,606	$—	$—	$2,402,415,606
Derivative financial instruments(a)
Liabilities
Futures Contracts	$(331,363)	$—	$—	$(331,363)

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

14	2 0 2 0 i S h a r e s S e m i - A n n u a l R e p o r t t o S h a r e h o l d e r s

Schedule of Investments (unaudited)	iShares® MSCI Japan ETF
February 29, 2020	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Air Freight & Logistics — 0.2%
SG Holdings Co. Ltd.	455,700	$8,990,216
Yamato Holdings Co. Ltd.	976,900	15,414,488
		24,404,704
Airlines — 0.2%
ANA Holdings Inc.	364,800	9,833,180
Japan Airlines Co. Ltd.	365,600	9,076,872
		18,910,052
Auto Components — 2.2%
Aisin Seiki Co. Ltd.	519,100	16,843,740
Bridgestone Corp.	1,820,500	60,860,548
Denso Corp.	1,381,300	54,040,569
Koito Manufacturing Co. Ltd.	330,500	13,052,705
NGK Spark Plug Co. Ltd.	498,400	8,201,548
Stanley Electric Co. Ltd.	425,500	10,398,350
Sumitomo Electric Industries Ltd.	2,393,600	28,637,100
Sumitomo Rubber Industries Ltd.	551,400	5,740,715
Toyoda Gosei Co. Ltd.	200,300	4,282,128
Toyota Industries Corp.	464,400	24,583,730
Yokohama Rubber Co. Ltd. (The)	379,600	6,183,259
		232,824,392
Automobiles — 7.6%
Honda Motor Co. Ltd.	5,195,300	134,837,457
Isuzu Motors Ltd.	1,745,000	16,436,472
Mazda Motor Corp.	1,819,100	12,648,449
Mitsubishi Motors Corp.	2,118,700	7,051,530
Nissan Motor Co. Ltd.	7,367,500	31,665,258
Subaru Corp.	1,963,700	47,688,427
Suzuki Motor Corp.	1,174,700	47,231,946
Toyota Motor Corp.	7,301,500	482,434,437
Yamaha Motor Co. Ltd.	889,700	14,253,016
		794,246,992
Banks — 5.5%
Aozora Bank Ltd.	376,900	9,441,281
Bank of Kyoto Ltd. (The)	177,600	6,050,897
Chiba Bank Ltd. (The)	1,713,100	8,465,047
Concordia Financial Group Ltd.	3,322,400	11,458,145
Fukuoka Financial Group Inc.	555,600	8,468,052
Japan Post Bank Co. Ltd.	1,273,000	11,376,925
Mebuki Financial Group Inc.	2,772,780	5,423,970
Mitsubishi UFJ Financial Group Inc.	39,303,580	193,812,397
Mizuho Financial Group Inc.	76,736,980	105,005,129
Resona Holdings Inc.	6,628,400	25,145,703
Seven Bank Ltd.	1,840,100	4,844,838
Shinsei Bank Ltd.	616,400	8,211,809
Shizuoka Bank Ltd. (The)	1,417,500	8,962,453
Sumitomo Mitsui Financial Group Inc.	4,164,000	134,495,675
Sumitomo Mitsui Trust Holdings Inc.	1,017,332	34,896,662
		576,058,983
Beverages — 1.2%
Asahi Group Holdings Ltd.	1,152,900	44,356,696
Coca-Cola Bottlers Japan Holdings Inc.	396,300	9,129,982
Kirin Holdings Co. Ltd.	2,626,600	50,527,929
Suntory Beverage & Food Ltd.	454,500	17,317,897
		121,332,504
Biotechnology — 0.1%
PeptiDream Inc.(a)	303,300	12,090,947

Security	Shares	Value

Building Products — 1.5%
AGC Inc.	584,800	$16,806,935
Daikin Industries Ltd.	797,200	108,828,350
LIXIL Group Corp.	847,000	12,720,901
TOTO Ltd.	455,300	17,285,065
		155,641,251
Capital Markets — 1.1%
Daiwa Securities Group Inc.	4,841,200	20,609,827
Japan Exchange Group Inc.	1,628,100	27,395,369
Nomura Holdings Inc.	10,559,100	46,939,123
SBI Holdings Inc.	753,310	15,189,814
		110,134,133
Chemicals — 4.0%
Air Water Inc.	581,800	7,707,711
Asahi Kasei Corp.	4,013,700	33,515,409
Daicel Corp.	778,800	6,721,947
Hitachi Chemical Co. Ltd.	323,400	13,656,765
JSR Corp.	609,000	10,727,298
Kansai Paint Co. Ltd.	574,000	12,542,697
Kuraray Co. Ltd.	1,002,400	10,445,442
Mitsubishi Chemical Holdings Corp.	4,067,500	27,388,173
Mitsubishi Gas Chemical Co. Inc.	521,200	7,905,096
Mitsui Chemicals Inc.	584,900	12,683,272
Nippon Paint Holdings Co. Ltd.	454,700	20,761,113
Nissan Chemical Corp.	401,100	16,975,122
Nitto Denko Corp.	505,800	25,415,436
Shin-Etsu Chemical Co. Ltd.	1,128,800	127,096,611
Showa Denko KK.	437,200	9,452,097
Sumitomo Chemical Co. Ltd.	4,739,300	17,267,370
Taiyo Nippon Sanso Corp.	419,600	7,511,682
Teijin Ltd.	578,800	9,524,591
Toray Industries Inc.	4,387,900	25,412,517
Tosoh Corp.	822,900	11,298,520
		414,008,869
Commercial Services & Supplies — 1.0%
Dai Nippon Printing Co. Ltd.	774,500	18,632,805
Park24 Co. Ltd.	368,700	7,188,394
Secom Co. Ltd.	673,400	53,533,630
Sohgo Security Services Co. Ltd.	222,500	10,416,956
Toppan Printing Co. Ltd.	892,900	15,570,805
		105,342,590
Construction & Engineering — 0.8%
JGC Holdings Corp.	709,200	8,711,723
Kajima Corp.	1,423,000	15,342,780
Obayashi Corp.	2,056,600	20,763,338
Shimizu Corp.	1,869,700	17,021,697
Taisei Corp.	645,200	22,101,831
		83,941,369
Construction Materials — 0.1%
Taiheiyo Cement Corp.	385,200	9,509,921

Consumer Finance — 0.2%
Acom Co. Ltd.	1,227,500	5,052,705
AEON Financial Service Co. Ltd.	352,770	5,128,108
Credit Saison Co. Ltd.	496,500	7,217,466
		17,398,279
Containers & Packaging — 0.1%
Toyo Seikan Group Holdings Ltd.	455,200	7,300,756

S c h e d u l e o f I n v e s t m e n t s	15

Schedule of Investments (unaudited) (continued)	iShares® MSCI Japan ETF
February 29, 2020	(Percentages shown are based on Net Assets)

Security	Shares	Value

Diversified Consumer Services — 0.1%
Benesse Holdings Inc.	221,600	$5,715,396

Diversified Financial Services — 0.8%
Mitsubishi UFJ Lease & Finance Co. Ltd.	1,261,300	7,214,779
ORIX Corp.	4,219,100	68,137,692
Tokyo Century Corp.	137,300	5,702,536
		81,055,007
Diversified Telecommunication Services — 0.9%
Nippon Telegraph & Telephone Corp.	4,095,400	96,039,626

Electric Utilities — 1.0%
Chubu Electric Power Co. Inc.	2,057,600	26,849,043
Chugoku Electric Power Co. Inc. (The)	880,000	11,715,385
Kansai Electric Power Co. Inc. (The)	2,235,100	24,129,921
Kyushu Electric Power Co. Inc.	1,209,800	8,770,811
Tohoku Electric Power Co. Inc.	1,343,800	11,810,341
Tokyo Electric Power Co. Holdings Inc.(a)	4,819,600	18,319,529
		101,595,030
Electrical Equipment — 1.6%
Fuji Electric Co. Ltd.	407,600	11,196,577
Mitsubishi Electric Corp.	5,818,000	73,948,714
Nidec Corp.	718,300	85,105,215
		170,250,506
Electronic Equipment, Instruments & Components — 5.8%
Alps Alpine Co. Ltd.	660,700	10,161,788
Hamamatsu Photonics KK	455,500	17,672,716
Hirose Electric Co. Ltd.	102,158	10,853,666
Hitachi High-Technologies Corp.	212,300	15,686,562
Hitachi Ltd.	3,089,100	104,158,501
Keyence Corp.	582,704	185,888,329
Kyocera Corp.	1,019,300	64,220,672
Murata Manufacturing Co. Ltd.	1,833,300	97,235,520
Omron Corp.	605,900	32,804,487
Shimadzu Corp.	718,300	17,500,509
TDK Corp.	417,800	40,476,614
Yokogawa Electric Corp.	721,900	11,625,090
		608,284,454
Entertainment — 1.7%
Konami Holdings Corp.	304,100	10,981,037
Nexon Co. Ltd.	1,564,700	24,906,966
Nintendo Co. Ltd.	355,000	119,370,046
Square Enix Holdings Co. Ltd.	301,700	12,167,014
Toho Co. Ltd.	357,700	11,026,306
		178,451,369
Equity Real Estate Investment Trusts (REITs) — 1.6%
Daiwa House REIT Investment Corp.	5,845	14,587,438
Japan Prime Realty Investment Corp.	2,482	10,929,866
Japan Real Estate Investment Corp.	4,255	29,033,329
Japan Retail Fund Investment Corp.	8,350	15,877,115
Nippon Building Fund Inc.	4,346	32,595,504
Nippon Prologis REIT Inc.	6,323	17,157,948
Nomura Real Estate Master Fund Inc.	13,114	20,826,294
Orix JREIT Inc.	8,401	15,966,300
United Urban Investment Corp.	9,292	14,868,578
		171,842,372
Food & Staples Retailing — 1.7%
Aeon Co. Ltd.	2,085,200	38,943,452
FamilyMart Co. Ltd.	816,400	18,058,966
Lawson Inc.	166,200	8,828,870

Security	Shares	Value

Food & Staples Retailing (continued)
Seven & i Holdings Co. Ltd.	2,403,980	$82,372,503
Sundrug Co. Ltd.	224,800	7,033,792
Tsuruha Holdings Inc.	116,100	13,486,608
Welcia Holdings Co. Ltd.	152,900	9,213,832
		177,938,023
Food Products — 1.4%
Ajinomoto Co. Inc.	1,399,800	23,514,927
Calbee Inc.	255,300	6,539,599
Kikkoman Corp.	461,300	21,425,977
MEIJI Holdings Co. Ltd.	361,356	21,574,492
NH Foods Ltd.	263,700	9,950,021
Nisshin Seifun Group Inc.	627,875	10,629,025
Nissin Foods Holdings Co. Ltd.	201,600	15,886,525
Toyo Suisan Kaisha Ltd.	287,600	11,398,415
Yakult Honsha Co. Ltd.	380,400	17,403,921
Yamazaki Baking Co. Ltd.	388,700	6,612,567
		144,935,469
Gas Utilities — 0.5%
Osaka Gas Co. Ltd.	1,191,600	19,277,263
Toho Gas Co. Ltd.	235,100	8,031,739
Tokyo Gas Co. Ltd.	1,204,400	24,374,961
		51,683,963
Health Care Equipment & Supplies — 2.8%
Asahi Intecc Co. Ltd.	618,900	14,837,764
Hoya Corp.	1,211,500	107,924,753
Olympus Corp.	3,709,000	67,464,497
Sysmex Corp.	536,100	34,388,133
Terumo Corp.	2,052,800	66,190,501
		290,805,648
Health Care Providers & Services — 0.3%
Alfresa Holdings Corp.	592,500	10,414,685
Medipal Holdings Corp.	582,500	10,649,330
Suzuken Co. Ltd.	225,740	7,481,764
		28,545,779
Health Care Technology — 0.3%
M3 Inc.	1,402,600	36,227,169

Hotels, Restaurants & Leisure — 0.8%
McDonald's Holdings Co. Japan Ltd.	204,400	8,584,175
Oriental Land Co. Ltd.	634,800	72,181,171
		80,765,346
Household Durables — 4.0%
Casio Computer Co. Ltd.	613,600	10,563,716
Iida Group Holdings Co. Ltd.	464,280	6,279,929
Nikon Corp.	1,007,700	10,360,537
Panasonic Corp.	7,024,015	67,104,691
Rinnai Corp.	103,200	7,051,258
Sekisui Chemical Co. Ltd.	1,157,800	17,270,664
Sekisui House Ltd.	1,985,900	38,976,038
Sharp Corp.	674,400	7,877,847
Sony Corp.	4,069,300	249,405,667
		414,890,347
Household Products — 0.6%
Lion Corp.	715,500	11,847,059
Pigeon Corp.	366,300	12,429,036
Unicharm Corp.	1,283,200	41,613,439
		65,889,534

16	2 0 2 0 i S h a r e s S e m i - A n n u a l R e p o r t t o S h a r e h o l d e r s

Schedule of Investments (unaudited) (continued)	iShares® MSCI Japan ETF
February 29, 2020	(Percentages shown are based on Net Assets)

Security	Shares	Value

Independent Power and Renewable Electricity Producers — 0.1%
Electric Power Development Co. Ltd.	459,500	$9,866,055

Industrial Conglomerates — 0.4%
Keihan Holdings Co. Ltd.	315,200	12,799,110
Toshiba Corp.	1,227,200	33,278,264
		46,077,374
Insurance — 3.1%
Dai-ichi Life Holdings Inc.	3,434,100	47,071,032
Japan Post Holdings Co. Ltd.	5,005,500	43,653,398
Japan Post Insurance Co. Ltd.	715,500	10,991,364
MS&AD Insurance Group Holdings Inc.	1,513,340	48,866,298
Sompo Holdings Inc.	1,077,350	40,111,599
Sony Financial Holdings Inc.	482,200	9,647,129
T&D Holdings Inc.	1,758,800	17,365,429
Tokio Marine Holdings Inc.	2,039,100	109,663,182
		327,369,431
Interactive Media & Services — 0.5%
Kakaku.com Inc.	444,400	9,517,118
LINE Corp.(a)(b)	196,400	9,668,419
Z Holdings Corp.	8,477,000	30,885,468
		50,071,005
Internet & Direct Marketing Retail — 0.3%
Mercari Inc.(a)(b)	236,000	5,345,089
Rakuten Inc.	2,729,800	22,852,727
ZOZO Inc.	345,100	4,843,845
		33,041,661
IT Services — 1.9%
Fujitsu Ltd.	626,700	65,130,552
GMO Payment Gateway Inc.(b)	131,048	8,042,811
Itochu Techno-Solutions Corp.	316,200	8,776,738
NEC Corp.	845,000	31,648,820
Nomura Research Institute Ltd.	1,090,912	23,817,714
NTT Data Corp.	2,008,700	24,041,457
Obic Co. Ltd.	202,500	24,949,937
Otsuka Corp.	323,200	13,828,100
		200,236,129
Leisure Products — 1.0%
Bandai Namco Holdings Inc.	636,698	31,697,662
Sankyo Co. Ltd.	146,300	4,808,172
Sega Sammy Holdings Inc.	559,100	7,375,880
Shimano Inc.	235,200	32,969,211
Yamaha Corp.	458,900	22,548,278
		99,399,203
Machinery — 5.2%
Amada Holdings Co. Ltd.	1,042,800	9,744,981
Daifuku Co. Ltd.	328,200	19,534,084
FANUC Corp.	617,000	102,790,433
Hino Motors Ltd.	899,800	7,440,983
Hitachi Construction Machinery Co. Ltd.	336,100	8,297,727
Hoshizaki Corp.	181,000	15,337,134
IHI Corp.	461,200	9,701,597
JTEKT Corp.	643,500	6,281,978
Kawasaki Heavy Industries Ltd.	455,300	8,273,193
Komatsu Ltd.	2,933,900	59,363,433
Kubota Corp.	3,330,300	47,022,175
Kurita Water Industries Ltd.	322,300	8,351,444
Makita Corp.	714,500	24,740,718
MINEBEA MITSUMI Inc.	1,160,600	20,486,556
MISUMI Group Inc.	905,900	19,123,296

Security	Shares	Value

Machinery (continued)
Mitsubishi Heavy Industries Ltd.	1,017,500	$32,251,727
Nabtesco Corp.	355,900	9,608,129
NGK Insulators Ltd.	832,100	13,091,120
NSK Ltd.	1,140,300	8,742,670
SMC Corp.	189,700	75,746,340
Sumitomo Heavy Industries Ltd.	347,300	7,572,888
THK Co. Ltd.	385,000	8,826,821
Yaskawa Electric Corp.	764,300	23,985,125
		546,314,552
Marine — 0.1%
Mitsui OSK Lines Ltd.	364,300	7,568,686
Nippon Yusen KK.	481,100	6,886,556
		14,455,242
Media — 0.4%
CyberAgent Inc.(b)	328,200	12,459,825
Dentsu Group Inc.	698,500	18,209,632
Hakuhodo DY Holdings Inc.	736,700	8,598,761
		39,268,218
Metals & Mining — 0.8%
Hitachi Metals Ltd.	677,800	9,695,874
JFE Holdings Inc.	1,558,750	14,479,836
Maruichi Steel Tube Ltd.	189,700	4,607,741
Mitsubishi Materials Corp.	352,500	8,058,824
Nippon Steel Corp.	2,570,070	28,973,301
Sumitomo Metal Mining Co. Ltd.	733,100	18,251,889
		84,067,465
Multiline Retail — 0.6%
Isetan Mitsukoshi Holdings Ltd.	1,063,860	6,973,059
J Front Retailing Co. Ltd.	727,000	7,730,673
Marui Group Co. Ltd.	602,100	11,755,645
Pan Pacific International Holdings Corp.	1,412,600	23,415,647
Ryohin Keikaku Co. Ltd.	751,400	10,295,918
		60,170,942
Oil, Gas & Consumable Fuels — 0.8%
Idemitsu Kosan Co. Ltd.	623,529	15,364,947
Inpex Corp.	3,252,800	28,132,732
JXTG Holdings Inc.	9,771,495	39,316,079
		82,813,758
Paper & Forest Products — 0.1%
Oji Holdings Corp.	2,715,200	12,963,686

Personal Products — 2.1%
Kao Corp.	1,538,900	112,252,030
Kobayashi Pharmaceutical Co. Ltd.(b)	163,000	11,862,513
Kose Corp.	102,700	12,320,382
Pola Orbis Holdings Inc.	299,600	5,732,855
Shiseido Co. Ltd.	1,269,400	75,529,683
		217,697,463
Pharmaceuticals — 6.7%
Astellas Pharma Inc.	6,022,050	94,854,336
Chugai Pharmaceutical Co. Ltd.	712,700	77,404,909
Daiichi Sankyo Co. Ltd.	1,805,169	110,286,596
Eisai Co. Ltd.	810,200	59,947,214
Hisamitsu Pharmaceutical Co. Inc.	174,800	7,835,331
Kyowa Kirin Co. Ltd.	774,800	18,460,446
Nippon Shinyaku Co. Ltd.	149,600	11,081,482
Ono Pharmaceutical Co. Ltd.	1,221,700	25,030,890
Otsuka Holdings Co. Ltd.	1,233,100	46,642,080

S c h e d u l e o f I n v e s t m e n t s	17

Schedule of Investments (unaudited) (continued)	iShares® MSCI Japan ETF
February 29, 2020	(Percentages shown are based on Net Assets)

Security	Shares	Value

Pharmaceuticals (continued)
Santen Pharmaceutical Co. Ltd.	1,143,800	$18,366,121
Shionogi & Co. Ltd.	856,500	46,412,112
Sumitomo Dainippon Pharma Co. Ltd.	505,000	7,308,256
Taisho Pharmaceutical Holdings Co. Ltd.	103,500	6,419,274
Takeda Pharmaceutical Co. Ltd.	4,787,900	167,031,639
		697,080,686
Professional Services — 1.5%
Persol Holdings Co. Ltd.	574,800	7,614,974
Recruit Holdings Co. Ltd.	4,331,300	150,901,826
		158,516,800
Real Estate Management & Development — 2.6%
Aeon Mall Co. Ltd.	325,700	4,622,878
Daito Trust Construction Co. Ltd.	224,000	22,791,452
Daiwa House Industry Co. Ltd.	1,801,700	49,767,442
Hulic Co. Ltd.	968,100	10,841,930
Mitsubishi Estate Co. Ltd.	3,776,600	64,562,652
Mitsui Fudosan Co. Ltd.	2,850,700	65,476,376
Nomura Real Estate Holdings Inc.	401,500	8,665,387
Sumitomo Realty & Development Co. Ltd.	1,069,600	33,437,085
Tokyu Fudosan Holdings Corp.	1,952,900	12,329,531
		272,494,733
Road & Rail — 3.7%
Central Japan Railway Co.	459,700	75,774,959
East Japan Railway Co.	973,300	75,064,967
Hankyu Hanshin Holdings Inc.	718,400	23,643,629
Keikyu Corp.	701,500	10,652,733
Keio Corp.	328,200	15,791,573
Keisei Electric Railway Co. Ltd.	416,400	13,337,616
Kintetsu Group Holdings Co. Ltd.	552,700	23,903,449
Kyushu Railway Co.	508,700	15,303,681
Nagoya Railroad Co. Ltd.	587,900	15,364,484
Nippon Express Co. Ltd.	247,900	11,881,917
Odakyu Electric Railway Co. Ltd.	944,100	18,240,434
Seibu Holdings Inc.	633,700	8,965,153
Tobu Railway Co. Ltd.	604,200	18,036,657
Tokyu Corp.	1,592,000	24,441,218
West Japan Railway Co.	519,100	36,661,603
		387,064,073
Semiconductors & Semiconductor Equipment — 1.9%
Advantest Corp.	633,900	28,884,425
Disco Corp.	82,500	16,734,807
Renesas Electronics Corp.(a)	2,450,800	14,791,367
Rohm Co. Ltd.	306,300	20,161,591
SUMCO Corp.	791,200	12,036,891
Tokyo Electron Ltd.	500,052	103,496,601
		196,105,682
Software — 0.3%
Oracle Corp. Japan	120,900	9,459,936
Trend Micro Inc.	405,800	20,202,531
		29,662,467
Specialty Retail — 1.7%
ABC-Mart Inc.	101,100	5,773,661
Fast Retailing Co. Ltd.	190,600	94,429,741
Hikari Tsushin Inc.	65,400	12,423,363
Nitori Holdings Co. Ltd.	254,300	35,281,134
Shimamura Co. Ltd.	67,300	4,498,521
USS Co. Ltd.	698,000	11,039,614

Security	Shares	Value

Specialty Retail (continued)
Yamada Denki Co. Ltd.	1,966,600	$9,462,434
		172,908,468
Technology Hardware, Storage & Peripherals — 1.8%
Brother Industries Ltd.	712,100	12,695,205
Canon Inc.	3,190,350	80,849,411
FUJIFILM Holdings Corp.	1,143,400	55,937,717
Konica Minolta Inc.	1,411,400	7,667,737
Ricoh Co. Ltd.	2,128,600	19,832,596
Seiko Epson Corp.	889,000	12,593,445
		189,576,111
Tobacco — 0.7%
Japan Tobacco Inc.	3,827,200	76,072,098

Trading Companies & Distributors — 3.9%
ITOCHU Corp.	4,323,500	98,663,100
Marubeni Corp.	4,968,600	33,018,055
Mitsubishi Corp.	4,311,700	107,527,678
Mitsui & Co. Ltd.	5,266,200	87,074,284
MonotaRO Co. Ltd.	402,400	8,953,414
Sumitomo Corp.	3,787,400	54,231,116
Toyota Tsusho Corp.	685,300	20,743,564
		410,211,211
Transportation Infrastructure — 0.1%
Japan Airport Terminal Co. Ltd.	166,100	6,498,326
Kamigumi Co. Ltd.	336,800	6,472,780
		12,971,106
Wireless Telecommunication Services — 5.5%
KDDI Corp.	5,639,200	159,872,745
NTT DOCOMO Inc.	4,243,900	115,181,173
Softbank Corp.	5,333,100	69,837,331
SoftBank Group Corp.	5,009,100	232,796,721
		577,687,970
Total Common Stocks — 99.5%
(Cost: $12,299,123,592)		10,392,224,369

Short-Term Investments

Money Market Funds — 0.2%
BlackRock Cash Funds: Institutional, SL Agency Shares, 1.74%(c)(d)(e)	16,347,768	16,359,212
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.52%(c)(d)	5,531,000	5,531,000
		21,890,212
Total Short-Term Investments — 0.2%
(Cost: $21,881,280)		21,890,212

Total Investments in Securities — 99.7%
(Cost: $12,321,004,872)		10,414,114,581

Other Assets, Less Liabilities — 0.3%		28,417,032

Net Assets — 100.0%		$10,442,531,613

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

18	2 0 2 0 i S h a r e s S e m i - A n n u a l R e p o r t t o S h a r e h o l d e r s

Schedule of Investments (unaudited) (continued)	iShares® MSCI Japan ETF
February 29, 2020

Affiliates

Investments in issuers considered to be affiliates of the Fund during the six months ended February 29, 2020, for purposes of Section 2(a)(3) of the 1940Act, were as follows:

Affiliated Issuer	Shares Held at 08/31/19	Net Activity	Shares Held at 02/29/20	Value at 02/29/20	Income		Net Realized Gain (Loss)	(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	53,752,562	(37,404,794)	16,347,768	$16,359,212	$139,183	(b)	$9,806		$(3,311)
BlackRock Cash Funds: Treasury, SL Agency Shares	5,212,000	319,000	5,531,000	5,531,000	56,897		—		—
				$21,890,212	$196,080		$9,806		$(3,311)

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)	Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
TOPIX Index	363	03/12/20	$50,463	$(7,036,533)

Derivative Financial Instruments Categorized by Risk Exposure

As of February 29, 2020, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

Equity Contracts
Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$7,036,533

(a)	Net cumulative appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day's variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the six months ended February 29, 2020, the effect of derivative financial instruments in the Statements of Operations was as follows:

Equity Contracts
Net Realized Gain (Loss) from:
Futures contracts	$10,651,726

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$(6,262,319)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$64,186,103

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund's policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

S c h e d u l e o f I n v e s t m e n t s	19

Schedule of Investments (unaudited) (continued)	iShares® MSCI Japan ETF
February 29, 2020

Fair Value Measurements (continued)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of February 29, 2020. The breakdown of the Fund's investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$10,392,224,369	$—	$—	$10,392,224,369
Money Market Funds	21,890,212	—	—	21,890,212
	$10,414,114,581	$—	$—	$10,414,114,581
Derivative financial instruments(a)
Liabilities
Futures Contracts	$(7,036,533)	$—	$—	$(7,036,533)

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

20	2 0 2 0 i S h a r e s S e m i - A n n u a l R e p o r t t o S h a r e h o l d e r s

Schedule of Investments (unaudited)	iShares® MSCI Mexico ETF
February 29, 2020	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Airlines — 0.7%
Controladora Vuela Cia. de Aviacion SAB de CV, Class A(a)	3,798,500	$3,849,060
Grupo Aeromexico SAB de CV(a)	2,559,868	1,533,606
		5,382,666
Auto Components — 0.3%
Nemak SAB de CV(b)	5,415,000	1,821,731

Banks — 12.2%
Banco del Bajio SA(b)	3,994,530	6,194,634
Grupo Financiero Banorte SAB de CV, Class O	11,371,861	61,258,064
Grupo Financiero Inbursa SAB de CV, Class O	11,950,392	12,749,338
Regional SAB de CV	1,281,600	7,084,358
		87,286,394
Beverages — 12.5%
Arca Continental SAB de CV	2,287,729	12,479,572
Coca-Cola Femsa SAB de CV	1,380,843	7,601,559
Fomento Economico Mexicano SAB de CV	8,635,610	69,450,432
		89,531,563
Building Products — 0.2%
Grupo Rotoplas SAB de CV(c)	1,809,670	1,356,578

Capital Markets — 0.7%
Bolsa Mexicana de Valores SAB de CV	2,534,187	5,322,734

Chemicals — 1.5%
Orbia Advance Corp. SAB de CV	5,457,242	10,610,423

Construction Materials — 4.1%
Cemex SAB de CV, CPO, NVS	75,817,629	24,281,250
Grupo Cementos de Chihuahua SAB de CV	983,600	4,868,190
		29,149,440
Consumer Finance — 1.3%
Credito Real SAB de CV SOFOM ER	1,961,274	2,079,516
Gentera SAB de CV	5,912,706	5,641,958
Unifin Financiera SAB de CV	1,121,548	1,770,999
		9,492,473
Diversified Telecommunication Services — 1.0%
Axtel SAB de CV, CPO(a)	8,132,000	1,758,137
Telesites SAB de CV(a)	7,650,646	5,731,270
		7,489,407
Equity Real Estate Investment Trusts (REITs) — 6.1%
Concentradora Fibra Danhos SA de CV	1,961,400	2,727,620
Fibra Uno Administracion SA de CV	15,766,100	23,565,726
Macquarie Mexico Real Estate Management SA de CV(b)	4,577,000	6,039,009
PLA Administradora Industrial S. de RL de CV	4,472,100	6,695,782
Prologis Property Mexico SA de CV	2,108,700	4,429,053
		43,457,190
Food & Staples Retailing — 9.9%
Grupo Comercial Chedraui SA de CV(c)	2,279,700	2,916,920
La Comer SAB de CV(a)(c)	3,075,855	3,626,422
Wal-Mart de Mexico SAB de CV	22,993,533	64,114,516
		70,657,858
Food Products — 3.6%
Gruma SAB de CV, Series B	1,101,520	10,519,707
Grupo Bimbo SAB de CV, Series A	8,340,104	12,508,155
Grupo Herdez SAB de CV	1,485,444	2,660,765
		25,688,627

Security	Shares	Value

Gas Utilities — 1.7%
Infraestructura Energetica Nova SAB de CV	2,786,200	$12,050,334

Hotels, Restaurants & Leisure — 1.1%
Alsea SAB de CV(a)	3,039,566	6,129,340
Hoteles City Express SAB de CV(a)	3,005,500	1,844,610
		7,973,950
Household Durables — 0.2%
Consorcio ARA SAB de CV	7,610,219	1,372,388

Household Products — 2.1%
Kimberly-Clark de Mexico SAB de CV, Class A.	7,886,954	14,848,421

Industrial Conglomerates — 2.3%
Alfa SAB de CV, Class A	15,907,951	10,100,924
Grupo Carso SAB de CV, Series A1	2,461,633	6,718,462
		16,819,386
Insurance — 0.7%
Qualitas Controladora SAB de CV	1,221,300	5,198,846

Media — 3.9%
Grupo Televisa SAB, CPO	12,045,947	22,410,640
Megacable Holdings SAB de CV, CPO	1,678,900	5,588,842
		27,999,482
Metals & Mining — 5.3%
Grupo Mexico SAB de CV, Series B	13,185,586	30,918,339
Industrias Penoles SAB de CV	760,498	6,816,496
		37,734,835
Mortgage Real Estate Investment — 0.4%
Concentradora Hipotecaria SAPI de CV(c)	2,773,200	2,576,170

Multiline Retail — 0.7%
El Puerto de Liverpool SAB de CV, Series C1, NVS(c)	1,085,865	5,035,904

Pharmaceuticals — 0.7%
Genomma Lab Internacional SAB de CV, Class B(a)	4,977,593	5,008,646

Real Estate Management & Development — 1.0%
Corp Inmobiliaria Vesta SAB de CV	3,393,649	5,353,656
Grupo GICSA SAB de CV(a)	5,481,766	1,791,581
		7,145,237
Road & Rail — 0.2%
Grupo Traxion SAB de CV(a)(b)	2,238,500	1,723,271

Transportation Infrastructure — 8.3%
Grupo Aeroportuario del Centro Norte SAB de CV	1,691,492	11,045,345
Grupo Aeroportuario del Pacifico SAB de CV, Series B	1,819,149	19,633,742
Grupo Aeroportuario del Sureste SAB de CV, Class B	1,052,145	17,267,264
Promotora y Operadora de Infraestructura SAB de CV	1,192,825	11,576,666
		59,523,017
Wireless Telecommunication Services — 16.9%
America Movil SAB de CV, Series L, NVS.	154,640,718	121,234,762

Total Common Stocks — 99.6%
(Cost: $1,095,809,679)		713,491,733

Short-Term Investments

Money Market Funds — 0.2%
BlackRock Cash Funds: Institutional, SL Agency Shares, 1.74%(d)(e)(f)	1,584,544	1,585,653

S c h e d u l e o f I n v e s t m e n t s	21

Schedule of Investments (unaudited) (continued)	iShares® MSCI Mexico ETF
February 29, 2020	(Percentages shown are based on Net Assets)

Security	Shares	Value
Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.52%(d)(e)	194,000	$194,000
		1,779,653
Total Short-Term Investments — 0.2%
(Cost: $1,779,324)		1,779,653

Total Investments in Securities — 99.8%
(Cost: $1,097,589,003)		715,271,386

Other Assets, Less Liabilities — 0.2%		1,383,888

Net Assets — 100.0%		$716,655,274

(a)	Non-income producing security.
(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)	All or a portion of this security is on loan.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period-end.
(f)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the six months ended February 29, 2020, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated Issuer	Shares Held at 08/31/19	Net Activity	Shares Held at 02/29/20	Value at 02/29/20	Income		Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	3,758,756	(2,174,212)	1,584,544	$1,585,653	$6,259	(b)	$(35)	$343
BlackRock Cash Funds: Treasury, SL Agency Shares	371,000	(177,000)	194,000	194,000	6,752		—	—
				$1,779,653	$13,011		$(35)	$343

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)	Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
MEX BOLSA Index	45	03/20/20	$946	$(29,659)

Derivative Financial Instruments Categorized by Risk Exposure

As of February 29, 2020, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

Equity Contracts
Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$29,659

(a)	Net cumulative appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day's variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

22	2 0 2 0 i S h a r e s S e m i - A n n u a l R e p o r t t o S h a r e h o l d e r s

Schedule of Investments (unaudited) (continued)	iShares® MSCI Mexico ETF
February 29, 2020

For the six months ended February 29, 2020, the effect of derivative financial instruments in the Statements of Operations was as follows:

Equity Contracts
Net Realized Gain (Loss) from:
Futures contracts	$13,079

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$(113,315)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$2,020,133

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund's policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of February 29, 2020. The breakdown of the Fund's investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$713,491,733	$—	$—	$713,491,733
Money Market Funds	1,779,653	—	—	1,779,653
	$715,271,386	$—	$—	$715,271,386
Derivative financial instruments(a)
Liabilities
Futures Contracts	$(29,659)	$—	$—	$(29,659)

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

S c h e d u l e o f I n v e s t m e n t s	23

Schedule of Investments (unaudited)	iShares® MSCI South Korea ETF
February 29, 2020	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 0.4%
Korea Aerospace Industries Ltd.(a)	688,674	$14,544,659

Air Freight & Logistics — 0.4%
Hyundai Glovis Co. Ltd.	167,429	16,956,580

Airlines — 0.3%
Korean Air Lines Co. Ltd.(a)	581,464	10,676,531

Auto Components — 2.7%
Hankook Tire & Technology Co. Ltd.	713,265	14,975,922
Hanon Systems	1,803,397	15,665,573
Hyundai Mobis Co. Ltd.	471,390	81,508,357
		112,149,852
Automobiles — 3.8%
Hyundai Motor Co.	1,054,170	99,818,485
Kia Motors Corp.	1,880,754	56,136,132
		155,954,617
Banks — 7.1%
BNK Financial Group Inc.	2,776,571	14,105,758
Hana Financial Group Inc.	2,101,957	54,344,545
Industrial Bank of Korea(a)	2,325,489	18,209,469
KB Financial Group Inc.	2,715,232	86,967,909
Shinhan Financial Group Co. Ltd.	3,215,867	85,526,969
Woori Financial Group Inc.	4,101,450	32,453,631
		291,608,281
Biotechnology — 2.8%
Celltrion Inc.(a)(b)	642,079	89,875,200
Helixmith Co. Ltd.(a)(b)	225,540	11,532,346
Medy-Tox Inc.	48,550	11,732,750
		113,140,296
Capital Markets — 1.9%
Korea Investment Holdings Co. Ltd.(a)	363,304	18,785,913
Meritz Securities Co. Ltd.	3,872,441	11,080,060
Mirae Asset Daewoo Co. Ltd.(a)	3,486,749	18,201,720
NH Investment & Securities Co. Ltd.(a)	1,512,334	12,427,413
Samsung Securities Co. Ltd.	588,826	16,047,872
		76,542,978
Chemicals — 3.9%
Hanwha Solutions Corp.	1,032,318	15,172,397
KCC Corp.	63,700	8,732,853
Kumho Petrochemical Co. Ltd.	218,498	10,668,532
LG Chem Ltd.	316,659	95,949,372
Lotte Chemical Corp.	141,317	21,817,157
OCI Co. Ltd.(a)	232,595	9,432,115
		161,772,426
Commercial Services & Supplies — 0.3%
S-1 Corp.	186,943	12,652,709

Communications Equipment — 0.3%
KMW Co. Ltd.(a)(b)	283,222	11,345,204

Construction & Engineering — 1.9%
Daelim Industrial Co. Ltd.(a)	261,608	15,616,780
Daewoo Engineering & Construction Co. Ltd.(a)	2,730,821	9,106,484
GS Engineering & Construction Corp.	617,433	13,345,094
HDC Hyundai Development Co-Engineering & Construction, Class E(b)	397,191	5,903,086
Hyundai Engineering & Construction Co. Ltd.	670,408	19,154,514

Security	Shares	Value

Construction & Engineering (continued)
Samsung Engineering Co. Ltd.(a)	1,423,422	$16,525,525
		79,651,483
Construction Materials — 0.3%
POSCO Chemical Co. Ltd.(b)	281,970	12,746,112

Consumer Finance — 0.3%
Samsung Card Co. Ltd.	373,917	10,375,466

Diversified Telecommunication Services — 0.5%
LG Uplus Corp.	1,825,887	19,844,964

Electric Utilities — 0.8%
Korea Electric Power Corp.(a)	1,886,283	33,081,785

Electronic Equipment, Instruments & Components — 4.2%
LG Display Co. Ltd.(a)(b)	1,901,004	21,287,488
LG Innotek Co. Ltd.	139,349	14,915,908
Samsung Electro-Mechanics Co. Ltd.	413,622	42,911,792
Samsung SDI Co. Ltd.	383,381	93,122,598
		172,237,786
Entertainment — 2.3%
NCSoft Corp.	125,581	67,107,508
Netmarble Corp.(a)(b)(c)	235,337	17,168,265
Pearl Abyss Corp.(a)(b)	79,112	11,542,731
		95,818,504
Food & Staples Retailing — 0.9%
BGF retail Co. Ltd.	90,152	11,245,803
E-MART Inc.	194,943	16,853,862
GS Retail Co. Ltd.	348,362	10,139,643
		38,239,308
Food Products — 1.0%
CJ CheilJedang Corp.	77,947	15,659,998
Orion Corp.	213,878	16,606,583
Ottogi Corp.	21,056	8,616,577
		40,883,158
Gas Utilities — 0.2%
Korea Gas Corp.	383,221	8,866,620

Health Care Providers & Services — 0.6%
Celltrion Healthcare Co. Ltd.(a)	456,048	24,332,573

Hotels, Restaurants & Leisure — 0.5%
Kangwon Land Inc.(a)	1,005,876	18,883,469

Household Durables — 1.5%
Coway Co. Ltd.	417,744	23,699,104
LG Electronics Inc.	770,497	38,318,665
		62,017,769
Industrial Conglomerates — 3.9%
CJ Corp.	165,230	10,951,844
Hanwha Corp.	565,475	9,335,343
LG Corp.	692,733	38,501,011
Lotte Corp.	372,022	8,898,509
Samsung C&T Corp.	607,616	52,781,793
SK Holdings Co. Ltd.	252,869	39,975,997
		160,444,497
Insurance — 2.4%
DB Insurance Co. Ltd.	473,580	16,884,326
Hanwha Life Insurance Co. Ltd.	5,243,638	7,123,922
Hyundai Marine & Fire Insurance Co. Ltd.	706,418	13,145,366
Samsung Fire & Marine Insurance Co. Ltd.	227,811	37,140,039

24	2 0 2 0 i S h a r e s S e m i - A n n u a l R e p o r t t o S h a r e h o l d e r s

Schedule of Investments (unaudited) (continued)	iShares® MSCI South Korea ETF
February 29, 2020	(Percentages shown are based on Net Assets)

Security	Shares	Value

Insurance (continued)
Samsung Life Insurance Co. Ltd.	544,246	$26,215,225
		100,508,878
Interactive Media & Services — 4.6%
Kakao Corp.	371,528	52,616,563
NAVER Corp.	958,650	137,344,669
		189,961,232
Internet & Direct Marketing Retail — 0.3%
CJ ENM Co. Ltd.	113,624	11,769,369

IT Services — 0.8%
Samsung SDS Co. Ltd.	254,402	34,876,849

Leisure Products — 0.7%
HLB Inc.(a)(b)	355,011	28,207,955

Life Sciences Tools & Services — 1.1%
Samsung Biologics Co. Ltd.(a)(c)	121,377	46,322,140

Machinery — 2.1%
Daewoo Shipbuilding & Marine Engineering Co. Ltd.(a)	511,683	9,332,053
Doosan Bobcat Inc.	545,542	12,757,013
Hyundai Heavy Industries Holdings Co. Ltd.	85,094	18,952,595
Korea Shipbuilding & Offshore Engineering Co. Ltd.(a)	305,370	26,149,428
Samsung Heavy Industries Co. Ltd.(a)	3,818,885	18,331,906
		85,522,995
Marine — 0.3%
Pan Ocean Co. Ltd.(a)	3,429,114	10,545,690

Media — 0.3%
Cheil Worldwide Inc.	751,363	11,971,078

Metals & Mining — 3.0%
Hyundai Steel Co.	744,836	14,626,874
Korea Zinc Co. Ltd.(a)	69,373	23,676,499
POSCO	533,344	85,853,234
		124,156,607
Multiline Retail — 0.8%
Hyundai Department Store Co. Ltd.	175,838	10,265,059
Lotte Shopping Co. Ltd.	132,199	10,362,573
Shinsegae Inc.	70,470	13,693,635
		34,321,267
Oil, Gas & Consumable Fuels — 1.8%
GS Holdings Corp.	472,969	16,064,200
SK Innovation Co. Ltd.	416,714	38,772,073
S-Oil Corp.	372,748	20,440,524
		75,276,797
Personal Products — 2.7%
Amorepacific Corp.(a)	240,280	31,852,680
AMOREPACIFIC Group(a)	278,893	14,237,436
LG Household & Health Care Ltd.	65,221	65,570,063
		111,660,179
Pharmaceuticals — 0.7%
Hanmi Pharm Co. Ltd.(a)	65,277	14,028,240
Yuhan Corp.	90,625	15,968,505
		29,996,745
Road & Rail — 0.3%
CJ Logistics Corp.(a)	106,868	11,747,121

Semiconductors & Semiconductor Equipment — 6.6%
SK Hynix Inc.	3,723,342	269,478,602

Security	Shares	Value

Specialty Retail — 0.4%
Hotel Shilla Co. Ltd.	273,638	$18,092,327

Technology Hardware, Storage & Peripherals — 22.3%
Samsung Electronics Co. Ltd.	20,494,574	914,619,935

Textiles, Apparel & Luxury Goods — 0.4%
Fila Holdings Corp.(b)	469,553	14,846,303

Tobacco — 1.4%
KT&G Corp.	814,390	56,796,075

Trading Companies & Distributors — 0.2%
Posco International Corp.	697,979	8,591,837

Wireless Telecommunication Services — 0.7%
SK Telecom Co. Ltd.	157,913	27,629,899

Total Common Stocks — 96.7%
(Cost: $2,676,380,428)		3,971,667,507

Preferred Stocks

Automobiles — 0.8%
Hyundai Motor Co.
Preference Shares, NVS	238,015	12,993,326
Series 2, Preference Shares, NVS	312,378	19,264,810
		32,258,136
Chemicals — 0.3%
LG Chem Ltd., Preference Shares, NVS	82,300	12,671,964

Personal Products — 0.5%
Amorepacific Corp., Preference Shares, NVS	134,160	8,108,147
LG Household & Health Care Ltd., Preference Shares, NVS	21,149	12,764,279
		20,872,426
Technology Hardware, Storage & Peripherals — 0.1%
Samsung Electronics Co. Ltd., Preference Shares, NVS	78,045	2,927,089

Total Preferred Stocks — 1.7%
(Cost: $61,031,806)		68,729,615

Rights

Construction & Engineering — 0.0%
HDC Hyundai Development Co., (Expires 06/03/20)(a)	184,104	0	(d)

Total Rights — 0.0%
(Cost: $0)		0	(d)

Short-Term Investments

Money Market Funds — 2.7%
BlackRock Cash Funds: Institutional, SL Agency Shares, 1.74%(e)(f)(g)	102,750,921	102,822,847

S c h e d u l e o f I n v e s t m e n t s	25

Schedule of Investments (unaudited) (continued)	iShares® MSCI South Korea ETF
February 29, 2020	(Percentages shown are based on Net Assets)

Security	Shares	Value

Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.52%(e)(f)	7,795,000	$7,795,000
		110,617,847
Total Short-Term Investments — 2.7%
(Cost: $110,545,921)		110,617,847

Total Investments in Securities — 101.1%
(Cost: $2,847,958,155)		4,151,014,969

Other Assets, Less Liabilities — (1.1)%		(44,012,217)

Net Assets — 100.0%		$4,107,002,752

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(d)	Rounds to less than $1.
(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period-end.
(g)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the six months ended February 29, 2020, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated Issuer	Shares Held at 08/31/19	Net Activity	Shares Held at 02/29/20	Value at 02/29/20	Income		Net Realized Gain (Loss)(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	202,603,206	(99,852,285)	102,750,921	$102,822,847	$5,809,056	(b)	$(3,648)	$20,079
BlackRock Cash Funds: Treasury, SL Agency Shares	6,894,000	901,000	7,795,000	7,795,000	68,525		—	—
				$110,617,847	$5,877,581		$(3,648)	$20,079

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)	Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
KOSPI 200 Index	1,122	03/12/20	$61,862	$(5,966,209)

Derivative Financial Instruments Categorized by Risk Exposure

As of February 29, 2020, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

Equity Contracts
Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$5,966,209

(a)	Net cumulative appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day's variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

26	2 0 2 0 i S h a r e s S e m i - A n n u a l R e p o r t t o S h a r e h o l d e r s

Schedule of Investments (unaudited) (continued)	iShares® MSCI South Korea ETF
February 29, 2020

For the six months ended February 29, 2020, the effect of derivative financial instruments in the Statements of Operations was as follows:

Equity Contracts
Net Realized Gain (Loss) from:
Futures contracts	$927,042

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$(5,178,007)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$29,137,707

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund's policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of February 29, 2020. The breakdown of the Fund's investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2		Level 3	Total
Investments
Assets
Common Stocks	$3,971,667,507	$—		$—	$3,971,667,507
Preferred Stocks	68,729,615	—		—	68,729,615
Rights	—	0	(a)	—	0	(a)
Money Market Funds	110,617,847	—		—	110,617,847
	$4,151,014,969	$0	(a)	$—	$4,151,014,969
Derivative financial instruments(b)
Liabilities
Futures Contracts	$(5,966,209)	$—		$—	$(5,966,209)

(a)	Rounds to less than $1.
(b)	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

S c h e d u l e o f I n v e s t m e n t s	27

Statements of Assets and Liabilities (unaudited)

February 29, 2020

	iShares MSCI Australia ETF	iShares MSCI Canada ETF	iShares MSCI Japan ETF	iShares MSCI Mexico ETF

ASSETS
Investments in securities, at value (including securities on loan)(a)
Unaffiliated(b)	$1,287,888,085	$2,393,044,565	$10,392,224,369	$713,491,733
Affiliated(c)	581,114	9,371,041	21,890,212	1,779,653
Cash	448	614	933	452
Foreign currency, at value(d)	4,970,502	9,334,284	28,505,916	2,153,411
Foreign currency collateral pledged:
Futures contracts(e)	644,750	496,145	1,380,244	46,473
Receivables:
Investments sold	2,412,846	75,551,359	22,086,416	8,682,368
Securities lending income — Affiliated	493	218,048	16,427	486
Capital shares sold	—	—	—	981,930
Dividends	8,302,433	4,374,709	25,324,318	6,465
Total assets	1,304,800,671	2,492,390,765	10,491,428,835	727,142,971

LIABILITIES
Collateral on securities loaned, at value	8,780	8,154,067	16,305,696	1,585,416
Payables:
Investments purchased	4,565,818	82,122,742	23,165,722	8,240,397
Variation margin on futures contracts	566,584	352,587	3,252,498	1,624
Capital shares redeemed	—	309,921	1,125,336	349,415
Investment advisory fees	605,592	1,089,116	5,047,970	310,845
Total liabilities	5,746,774	92,028,433	48,897,222	10,487,697

NET ASSETS	$1,299,053,897	$2,400,362,332	$10,442,531,613	$716,655,274

NET ASSETS CONSIST OF:
Paid-in capital	$1,850,579,226	$3,438,354,140	$13,229,578,735	$1,393,267,260
Accumulated loss	(551,525,329)	(1,037,991,808)	(2,787,047,122)	(676,611,986)
NET ASSETS	$1,299,053,897	$2,400,362,332	$10,442,531,613	$716,655,274

Shares outstanding	64,400,000	87,100,000	195,150,000	17,400,000
Net asset value	$20.17	$27.56	$53.51	$41.19
Shares authorized	627.8 million	340.2 million	2.5246 billion	255 million
Par value	$0.001	$0.001	$0.001	$0.001

(a) Securities loaned, at value	$8,275	$7,519,650	$15,634,742	$1,379,864
(b) Investments, at cost — Unaffiliated	$1,633,601,912	$2,812,777,858	$12,299,123,592	$1,095,809,679
(c) Investments, at cost — Affiliated	$581,112	$9,366,094	$21,881,280	$1,779,324
(d) Foreign currency, at cost	$5,110,843	$9,436,576	$27,853,919	$2,238,790
(e) Foreign currency collateral pledged, at cost	$675,785	$507,039	$1,362,083	$48,132

See notes to financial statements.

28	2 0 2 0 i S h a r e s S e m i - A n n u a l R e p o r t t o S h a r e h o l d e r s

Statements of Assets and Liabilities (unaudited) (continued)

February 29, 2020

iShares
MSCI South Korea
ETF

ASSETS
Investments in securities, at value (including securities on loan)(a)
Unaffiliated(b)	$4,040,397,122
Affiliated(c)	110,617,847
Cash	700
Foreign currency, at value(d)	1,576
Foreign currency collateral pledged:
Futures contracts(e)	9,266,771
Receivables:
Investments sold	82,680,949
Securities lending income — Affiliated	878,375
Dividends	56,324,831
Total assets	4,300,168,171

LIABILITIES
Collateral on securities loaned, at value	102,747,534
Payables:
Investments purchased	82,352,950
Variation margin on futures contracts	5,963,794
Investment advisory fees	2,072,764
Foreign taxes	28,377
Total liabilities	193,165,419

NET ASSETS	$4,107,002,752

NET ASSETS CONSIST OF:
Paid-in capital	$3,889,762,383
Accumulated earnings	217,240,369
NET ASSETS	$4,107,002,752

Shares outstanding	76,350,000
Net asset value	$53.79
Shares authorized	200 million
Par value	$0.001

(a) Securities loaned, at value	$97,567,315
(b) Investments, at cost — Unaffiliated	$2,737,412,234
(c) Investments, at cost — Affiliated	$110,545,921
(d) Foreign currency, at cost	$1,576
(e) Foreign currency collateral pledged, at cost	$9,962,782

See notes to financial statements.

F i n a n c i a l S t a t e m e n t s	29

Statements of Operations (unaudited)

Six Months Ended February 29, 2020

	iShares MSCI Australia ETF	iShares MSCI Canada ETF	iShares MSCI Japan ETF	iShares MSCI Mexico ETF

INVESTMENT INCOME
Dividends — Unaffiliated	$31,077,959	$42,926,337	$142,018,002	$8,134,060
Dividends — Affiliated	8,844	12,619	56,897	6,752
Interest — Unaffiliated	208	2,465	—	4,616
Securities lending income — Affiliated — net	1,441	1,181,192	139,183	6,259
Foreign taxes withheld	(580,258)	(6,431,987)	(14,197,842)	(535,200)
Total investment income	30,508,194	37,690,626	128,016,240	7,616,487

EXPENSES
Investment advisory fees	3,927,183	6,879,065	32,667,310	2,062,094
Total expenses	3,927,183	6,879,065	32,667,310	2,062,094
Net investment income	26,581,011	30,811,561	95,348,930	5,554,393

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — Unaffiliated	(16,115,062)	(108,840,900)	(64,484,977)	(30,627,167)
Investments — Affiliated	332	8,941	9,806	(35)
In-kind redemptions — Unaffiliated	53,089,385	90,048,664	326,422,258	26,844,750
Futures contracts	454,800	84,131	10,651,726	13,079
Foreign currency transactions	(140,949)	83,839	(2,019,721)	(43,768)
Net realized gain (loss)	37,288,506	(18,615,325)	270,579,092	(3,813,141)
Net change in unrealized appreciation (depreciation) on:
Investments — Unaffiliated	(124,885,416)	(22,673,780)	(279,077,314)	20,655,290
Investments — Affiliated	2	(6,873)	(3,311)	343
Futures contracts	(937,733)	(400,325)	(6,262,319)	(113,315)
Foreign currency translations	(348,277)	(158,373)	816,867	(85,535)
Net change in unrealized appreciation (depreciation)	(126,171,424)	(23,239,351)	(284,526,077)	20,456,783
Net realized and unrealized gain (loss)	(88,882,918)	(41,854,676)	(13,946,985)	16,643,642
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(62,301,907)	$(11,043,115)	$81,401,945	$22,198,035

See notes to financial statements.

30	2 0 2 0 i S h a r e s S e m i - A n n u a l R e p o r t t o S h a r e h o l d e r s

Statements of Operations (unaudited) (continued)

Six Months Ended February 29, 2020

iShares MSCI South Korea ETF

INVESTMENT INCOME
Dividends — Unaffiliated	$81,238,715
Dividends — Affiliated	68,525
Interest — Unaffiliated	557
Securities lending income — Affiliated — net	5,809,056
Foreign taxes withheld	(12,167,567)
Other foreign taxes	(7,994)
Total investment income	74,941,292

EXPENSES
Investment advisory fees	12,606,844
Total expenses	12,606,844
Net investment income	62,334,448

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — Unaffiliated	(35,724,739)
Investments — Affiliated	(3,648)
Futures contracts	927,042
Foreign currency transactions	(106,804)
Net realized loss	(34,908,149)
Net change in unrealized appreciation (depreciation) on:
Investments — Unaffiliated	76,029,656
Investments — Affiliated	20,079
Futures contracts	(5,178,007)
Foreign currency translations	(2,592,950)
Net change in unrealized appreciation (depreciation)	68,278,778
Net realized and unrealized gain	33,370,629
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS.	$95,705,077

See notes to financial statements.

F i n a n c i a l S t a t e m e n t s	31

Statements of Changes in Net Assets

	iShares MSCI Australia ETF		iShares MSCI Canada ETF
	Six Months Ended 02/29/20 (unaudited)	Year Ended 08/31/19	Six Months Ended 02/29/20 (unaudited)	Year Ended 08/31/19

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$26,581,011	$59,623,655	$30,811,561	$60,051,016
Net realized gain (loss)	37,288,506	(34,512,791)	(18,615,325)	(103,704,795)
Net change in unrealized appreciation (depreciation)	(126,171,424)	(9,995,015)	(23,239,351)	18,680,770
Net increase (decrease) in net assets resulting from operations	(62,301,907)	15,115,849	(11,043,115)	(24,973,009)

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(35,038,080)	(71,965,308)	(37,421,735)	(63,960,878)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	(3,196,318)	93,669,497	(169,759,150)	(287,106,743)

NET ASSETS
Total increase (decrease) in net assets	(100,536,305)	36,820,038	(218,224,000)	(376,040,630)
Beginning of period	1,399,590,202	1,362,770,164	2,618,586,332	2,994,626,962
End of period	$1,299,053,897	$1,399,590,202	$2,400,362,332	$2,618,586,332

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

32	2 0 2 0 i S h a r e s S e m i - A n n u a l R e p o r t t o S h a r e h o l d e r s

Statements of Changes in Net Assets (continued)

	iShares MSCI Japan ETF		iShares MSCI Mexico ETF
	Six Months Ended 02/29/20 (unaudited)	Year Ended 08/31/19	Six Months Ended 02/29/20 (unaudited)	Year Ended 08/31/19

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$95,348,930	$247,265,802	$5,554,393	$23,960,370
Net realized gain (loss)	270,579,092	409,682,495	(3,813,141)	(100,111,090)
Net change in unrealized appreciation (depreciation)	(284,526,077)	(1,725,742,453)	20,456,783	(62,853,146)
Net increase (decrease) in net assets resulting from operations	81,401,945	(1,068,794,156)	22,198,035	(139,003,866)

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(169,474,596)	(229,873,912)	(8,809,713)	(25,697,670)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	(1,639,569,977)	(3,504,195,955)	77,023,725	(377,985,490)

NET ASSETS
Total increase (decrease) in net assets	(1,727,642,628)	(4,802,864,023)	90,412,047	(542,687,026)
Beginning of period	12,170,174,241	16,973,038,264	626,243,227	1,168,930,253
End of period	$10,442,531,613	$12,170,174,241	$716,655,274	$626,243,227

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

F i n a n c i a l S t a t e m e n t s	33

Statements of Changes in Net Assets (continued)

	iShares MSCI South Korea ETF
	Six Months Ended 02/29/20 (unaudited)	Year Ended 08/31/19

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$62,334,448	$69,657,107
Net realized loss	(34,908,149)	(154,004,207)
Net change in unrealized appreciation (depreciation)	68,278,778	(823,249,004)
Net increase (decrease) in net assets resulting from operations	95,705,077	(907,596,104)

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(94,999,174)	(52,766,055)

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	257,732,666	902,035,428

NET ASSETS
Total increase (decrease) in net assets	258,438,569	(58,326,731)
Beginning of period	3,848,564,183	3,906,890,914
End of period	$4,107,002,752	$3,848,564,183

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

34	2 0 2 0 i S h a r e s S e m i - A n n u a l R e p o r t t o S h a r e h o l d e r s

Financial Highlights

(For a share outstanding throughout each period)

	iShares MSCI Australia ETF
	Six Months Ended 02/29/20 (unaudited)		Year Ended 08/31/19	Year Ended 08/31/18	Year Ended 08/31/17	Year Ended 08/31/16	Year Ended 08/31/15

Net asset value, beginning of period	$21.67		$22.56	$22.58	$20.30	$18.66	$27.15
Net investment income(a)	0.38		1.00	0.90	0.84	0.84	1.23
Net realized and unrealized gain (loss)(b)	(1.42)		(0.70)	0.07	2.45	1.59	(8.49)
Net increase (decrease) from investment operations	(1.04)		0.30	0.97	3.29	2.43	(7.26)

Distributions(c)
From net investment income	(0.46)		(1.19)	(0.99)	(1.01)	(0.79)	(1.23)
Total distributions	(0.46)		(1.19)	(0.99)	(1.01)	(0.79)	(1.23)

Net asset value, end of period	$20.17		$21.67	$22.56	$22.58	$20.30	$18.66

Total Return
Based on net asset value	(5.01	)%(d)	1.75%	4.43%	16.70%	13.36%	(27.31)%

Ratios to Average Net Assets
Total expenses	0.50	%(e)	0.50%	0.47%	0.49%	0.48%	0.48%
Net investment income	3.38	%(e)	4.68%	3.95%	3.90%	4.41%	5.37%

Supplemental Data
Net assets, end of period (000)	$1,299,054		$1,399,590	$1,362,770	$1,765,912	$1,668,702	$1,228,063
Portfolio turnover rate(f)	3	%(d)	9%	3%	4%	7%	9%

(a)	Based on average shares outstanding.
(b)	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Not annualized.
(e)	Annualized.
(f)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

F i n a n c i a l H i g h l i g h t s	35

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares MSCI Canada ETF
	Six Months Ended 02/29/20 (unaudited)		Year Ended 08/31/19	Year Ended 08/31/18	Year Ended 08/31/17	Year Ended 08/31/16	Year Ended 08/31/15

Net asset value, beginning of period	$28.22		$28.79	$27.83	$25.33	$24.02	$32.93
Net investment income(a)	0.33		0.62	0.58	0.51	0.51	0.54
Net realized and unrealized gain (loss)(b)	(0.60)		(0.53)	0.97	2.47	1.29	(8.85)
Net increase (decrease) from investment operations	(0.27)		0.09	1.55	2.98	1.80	(8.31)

Distributions(c)
From net investment income	(0.39)		(0.66)	(0.59)	(0.48)	(0.49)	(0.60)
Total distributions	(0.39)		(0.66)	(0.59)	(0.48)	(0.49)	(0.60)

Net asset value, end of period	$27.56		$28.22	$28.79	$27.83	$25.33	$24.02

Total Return
Based on net asset value	(1.04	)%(d)	0.56%	5.61%	11.88%	7.73%	(25.48)%

Ratios to Average Net Assets
Total expenses	0.50	%(e)	0.49%	0.47%	0.49%	0.48%	0.48%
Net investment income	2.24	%(e)	2.26%	2.01%	1.93%	2.18%	1.92%

Supplemental Data
Net assets, end of period (000)	$2,400,362		$2,618,586	$2,994,627	$3,127,920	$3,097,794	$1,931,454
Portfolio turnover rate(f)	6	%(d)	6%	3%	6%	4%	5%

(a)	Based on average shares outstanding.
(b)	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Not annualized.
(e)	Annualized.
(f)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

36	2 0 2 0 i S h a r e s S e m i - A n n u a l R e p o r t t o S h a r e h o l d e r s

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares MSCI Japan ETF
	Six Months Ended 02/29/20 (unaudited)		Year Ended 08/31/19	Year Ended 08/31/18	Year Ended 08/31/17(a)	Year Ended 08/31/16(a)	Year Ended 08/31/15(a)

Net asset value, beginning of period	$54.05		$58.45	$54.57	$49.05	$48.61	$47.32
Net investment income(b)	0.42		0.92	0.87	0.49	0.72	0.60
Net realized and unrealized gain (loss)(c)	(0.24)		(4.43)	3.87	5.96	0.44	1.22
Net increase (decrease) from investment operations	0.18		(3.51)	4.74	6.45	1.16	1.82

Distributions(d)
From net investment income	(0.72)		(0.89)	(0.86)	(0.93)	(0.72)	(0.53)
Total distributions	(0.72)		(0.89)	(0.86)	(0.93)	(0.72)	(0.53)

Net asset value, end of period	$53.51		$54.05	$58.45	$54.57	$49.05	$48.61

Total Return
Based on net asset value	0.19	%(e)	(5.96)%	8.67%	13.31%	2.44%	3.84%

Ratios to Average Net Assets
Total expenses	0.50	%(f)	0.49%	0.47%	0.49%	0.48%	0.48%
Net investment income	1.46	%(f)	1.68%	1.46%	1.45%	1.53%	1.20%

Supplemental Data
Net assets, end of period (000)	$10,442,532		$12,170,174	$16,973,038	$16,017,689	$14,015,180	$19,147,802
Portfolio turnover rate(g)	1	%(e)	7%	4%	4%	4%	2%

(a)	Per share amounts reflect a one-for-four reverse stock split effective after the close of trading on November 4, 2016.
(b)	Based on average shares outstanding.
(c)	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Not annualized.
(f)	Annualized.
(g)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

F i n a n c i a l H i g h l i g h t s	37

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares MSCI Mexico ETF
	Six Months Ended 02/29/20 (unaudited)		Year Ended 08/31/19	Year Ended 08/31/18	Year Ended 08/31/17	Year Ended 08/31/16	Year Ended 08/31/15

Net asset value, beginning of period	$41.47		$50.38	$56.68	$50.48	$52.70	$71.51
Net investment income(a)	0.30		1.09	0.95	0.88	0.93	0.68
Net realized and unrealized gain (loss)(b)	(0.15)		(8.75)	(6.17)	6.10	(1.82)	(18.56)
Net increase (decrease) from investment operations	0.15		(7.66)	(5.22)	6.98	(0.89)	(17.88)

Distributions(c)
From net investment income	(0.43)		(1.25)	(1.08)	(0.78)	(1.33)	(0.93)
Total distributions	(0.43)		(1.25)	(1.08)	(0.78)	(1.33)	(0.93)

Net asset value, end of period	$41.19		$41.47	$50.38	$56.68	$50.48	$52.70

Total Return
Based on net asset value	0.27	%(d)	(15.23)%	(9.02)%	14.03%	(1.68)%	(25.10)%

Ratios to Average Net Assets
Total expenses	0.50	%(e)	0.49%	0.47%	0.49%	0.48%	0.48%
Net investment income	1.34	%(e)	2.46%	1.87%	1.79%	1.82%	1.10%

Supplemental Data
Net assets, end of period (000)	$716,655		$626,243	$1,168,930	$1,320,642	$1,317,518	$1,206,942
Portfolio turnover rate(f)	4	%(d)	5%	7%	8%	8%	13%

(a)	Based on average shares outstanding.
(b)	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Not annualized.
(e)	Annualized.
(f)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

38	2 0 2 0 i S h a r e s S e m i - A n n u a l R e p o r t t o S h a r e h o l d e r s

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares MSCI South Korea ETF
	Six Months Ended 02/29/20 (unaudited)		Year Ended 08/31/19		Year Ended 08/31/18		Year Ended 08/31/17		Year Ended 08/31/16		Year Ended 08/31/15

Net asset value, beginning of period	$53.34		$67.65		$68.19		$56.89		$48.15		$66.42
Net investment income(a)	0.85		0.97		0.94		0.64		0.56		0.46
Net realized and unrealized gain (loss)(b)	0.91		(14.49)		0.70		11.31		9.38		(18.07)
Net increase (decrease) from investment operations	1.76		(13.52)		1.64		11.95		9.94		(17.61)

Distributions(c)
From net investment income	(1.31)		(0.79)		(2.18)		(0.65)		(1.20)		(0.66)
Total distributions	(1.31)		(0.79)		(2.18)		(0.65)		(1.20)		(0.66)

Net asset value, end of period	$53.79		$53.34		$67.65		$68.19		$56.89		$48.15

Total Return
Based on net asset value	3.05	%(d)	(20.08)%		2.15%		21.28%		20.92%		(26.58)%

Ratios to Average Net Assets
Total expenses	0.58	%(e)	0.59%		0.59%		0.62%		0.64%		0.62%
Net investment income	2.87	%(e)	1.62%		1.31%		1.05%		1.09%		0.81%

Supplemental Data
Net assets, end of period (000)	$4,107,003		$3,848,564		$3,906,891		$3,784,638		$3,452,970		$3,160,954
Portfolio turnover rate(f)	7	%(d)(g)	16	%(g)	18	%(g)	16	%(g)	22	%(g)	24	%(g)
(a)			Based on average shares outstanding.
(b)			The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(c)			Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)			Not annualized.
(e)			Annualized.
(f)			Portfolio turnover rate includes portfolio transactions that are executed as a result of the Fund offering and redeeming Creation Units solely for cash in U.S. dollars ("cash creations").
(g) Portfolio turnover rate excluding cash creations was as follows:	5%		5%		11%		6%		10%		10%

See notes to financial statements.

F i n a n c i a l H i g h l i g h t s	39

Notes to Financial Statements (unaudited)

1.     ORGANIZATION

iShares, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Company is organized as a Maryland corporation and is authorized to have multiple series or portfolios.

These financial statements relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares ETF	Diversification Classification
MSCI Australia	Non-diversified
MSCI Canada	Diversified
MSCI Japan	Diversified
MSCI Mexico	Non-diversified
MSCI South Korea	Non-diversified

2.     SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by each Fund in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

Investment Transactions and Income Recognition: Investment transactions are accounted for on trade date. Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, net of any foreign taxes withheld at source. Any taxes withheld that are reclaimable from foreign tax authorities are reflected in tax reclaims receivable. Distributions received by the Funds may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains. Upon notification from issuers, some of the dividend income received from a real estate investment trust may be re-designated as a return of capital or capital gain. Non-cash dividends, if any, are recognized on the ex-dividend date and recorded as non-cash dividend income at fair value. Interest income is accrued daily.

Foreign CurrencyTranslation: The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in non-U.S. currencies are translated to U.S. dollars using prevailing market rates as quoted by one or more data service providers. Purchases and sales of investments, income receipts and expense payments are translated into U.S. dollars on the respective dates of such transactions.

Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments. Such fluctuations are reflected by the Funds as a component of net realized and unrealized gain (loss) from investments for financial reporting purposes. Each Fund reports realized currency gain (loss) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.

Foreign Taxes: The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which each Fund invests. These foreign taxes, if any, are paid by each Fund and are reflected in its statement of operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “other foreign taxes”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of February 29, 2020, if any, are disclosed in the statement of assets and liabilities.

In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds' tax year. These reclassifications have no effect on net assets or net asset value per share.

Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. Th Funds' maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.

40	2 0 2 0 i S h a r e s S e m i - A n n u a l R e p o r t t o S h a r e h o l d e r s

Notes to Financial Statements (unaudited) (continued)

3.     INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the Fund’s listing exchange is not open. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. A fund determines the fair value of its financial instruments using various independent dealers or pricing services under policies approved by the Board of Directors of the Company (the “Board”). The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to oversee the pricing function for all financial instruments.

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:

•	Equity investments traded on a recognized securities exchange are valued at that day’s last traded price or official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.
•	Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published net asset value (“NAV”).
•	Futures contract notional values are determined based on that day’s last reported settlement price on the exchange where the contract is traded.

If events (e.g., a company announcement, market volatility or a natural disaster) occur that are expected to materially affect the value of an investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, in accordance with policies approved by the Board as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Global Valuation Committee include market approach, income approach and the cost approach. Valuation techniques used under these approaches take into consideration inputs that include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other inputs, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or default rates.

When determining the price for Fair Valued Investments, the Global Valuation Committee, or its delegate, seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Global Valuation Committee, or its delegate, deems relevant and consistent with the principles of fair value measurement.

Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.

Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair valu hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets for identical assets or liabilities;
•	Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, (including the Global Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgement exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The fair value hierarchy for each Fund’s investments is included in its schedule of investments. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

4.     SECURITIES AND OTHER INVESTMENTS

Securities Lending: Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

As of February 29, 2020, any securities on loan were collateralized by cash and/or U.S. government obligations. Cash collateral received was invested in money market funds managed by BlackRock FundAdvisors (“BFA”), the Funds' investment adviser, or its affiliates and is disclosed in the schedules of investments. Any non-cash collateral

N o t e s t o F i n a n c i a l S t a t e m e n t s	41

Notes to Financial Statements (unaudited) (continued)

received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan for each Fund, if any, are also disclosed in its schedule of investments. The market value of any securities on loan as of February 29, 2020 and the value of the related cash collateral are disclosed in the statements of assets and liabilities.

Securities lending transactions are entered into by a fund under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. The value of the collateral is typically greater than the market value of the securities loaned, leaving the lender with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the fund can reinvest cash collateral received in connection with loaned securities.

The following table is a summary of the securities lending agreements by counterparty which are subject to offset under an MSLA as of February 29, 2020:

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received	(a)	Non-Cash Collateral Received	Net Amount
MSCI Australia
Goldman Sachs & Co.	$8,275	$8,275		$—	$—

MSCI Canada
Barclays Capital Inc.	$128,664	$128,664		$—	$—
Citigroup Global Markets Inc.	371,417	371,417		—	—
Credit Suisse Securities (USA) LLC	1,944,059	1,944,059		—	—
Goldman Sachs & Co.	1,805,690	1,805,690		—	—
Morgan Stanley & Co. LLC	1,607,572	1,607,572		—	—
Scotia Capital (USA) Inc.	587,517	587,517		—	—
UBS AG	245,536	245,536		—	—
Wells Fargo Securities LLC	829,195	829,195		—	—
	$7,519,650	$7,519,650		$—	$—
MSCI Japan
BofA Securities, Inc.	$476,891	$476,891		$—	$—
Goldman Sachs & Co.	5,139,982	5,139,982		—	—
JPMorgan Securities LLC	1,199,691	1,199,691		—	—
Macquarie Bank Limited	1,594,994	1,594,994		—	—
Morgan Stanley & Co. LLC	7,198,635	7,198,635		—	—
State Street Bank & Trust Company	24,549	24,549		—	—
	$15,634,742	$15,634,742		$—	$—
MSCI Mexico
BofA Securities, Inc.	$67,813	$67,813		$—	$—
Morgan Stanley & Co. LLC	511,266	511,266		—	—
UBS Securities LLC	800,785	800,785		—	—
	$1,379,864	$1,379,864		$—	$—
MSCI South Korea
Barclays Capital Inc.	$3,792,102	$3,792,102		$—	$—
BofA Securities, Inc.	20,507,625	20,507,625		—	—
Citigroup Global Markets Inc.	7,704,652	7,704,652		—	—
Goldman Sachs & Co.	25,713,668	25,713,668		—	—
Jefferies LLC	262,207	262,207		—	—
JPMorgan Securities LLC	19,041,993	19,041,993		—	—
Macquarie Bank Limited	1,188,967	1,188,967		—	—
Morgan Stanley & Co. LLC	19,284,516	19,284,516		—	—
UBS Securities LLC	71,585	71,585		—	—
	$97,567,315	$97,567,315		$—	$—

(a)	Collateral received in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund's statement of assets and liabilities.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.

42	2 0 2 0 i S h a r e s S e m i - A n n u a l R e p o r t t o S h a r e h o l d e r s

Notes to Financial Statements (unaudited) (continued)

5.     DERIVATIVE FINANCIAL INSTRUMENTS

Futures Contracts: Each Fund’s use of futures contracts is generally limited to cash equitization. This involves the use of available cash to invest in index futures contracts in order to gain exposure to the equity markets represented in or by the Fund’s underlying index and is intended to allow the Fund to better track its underlying index. Futures contracts are standardized, exchange-traded agreements to buy or sell a specific quantity of an underlying instrument at a set price on a future date. Depending on the terms of a contract, a futures contract is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date.

Upon entering into a futures contract, a fund is required to pledge to the executing broker which holds segregated from its own assets, an amount of cash, U.S. government securities or other high-quality debt and equity securities equal to the minimum initial margin requirements of the exchange on which the contract is traded. Securities deposited as initial margin, if any, are designated in the schedule of investments and cash deposited, if any, is shown as cash pledged for futures contracts in the statement of assets and liabilities.

Pursuant to the contract, a fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation or depreciation and, if any, shown as variation margin receivable or payable on futures contracts in the statement of assets and liabilities. When the contract is closed, a realized gain or loss is recorded in the statement of operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. Losses may arise if the notional value of a futures contract decreases due to an unfavorable change in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and the assets underlying such contracts.

6.     INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Company, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent directors).

For its investment advisory services to each of the iShares MSCI Australia, iShares MSCI Canada, iShares MSCI Japan and iShares MSCI Mexico ETFs, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Funds, based on each Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:

Aggregate Average Daily Net Assets	Investment Advisory Fee
First $7 billion	0.59%
Over $7 billion, up to and including $11 billion	0.54
Over $11 billion, up to and including $24 billion	0.49
Over $24 billion, up to and including $48 billion	0.44
Over $48 billion, up to and including $72 billion	0.40
Over $72 billion, up to and including $96 billion	0.36
Over $96 billion	0.32

For its investment advisory services to the iShares MSCI South Korea ETF, BFAis entitled to an annual investment advisory fee, accrued daily and paid monthly by the Fund, based on the Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:

Aggregate Average Daily Net Assets	Investment Advisory Fee
First $2 billion	0.74%
Over $2 billion, up to and including $4 billion	0.69
Over $4 billion, up to and including $8 billion	0.64
Over $8 billion, up to and including $16 billion	0.57
Over $16 billion, up to and including $24 billion	0.51
Over $24 billion, up to and including $32 billion	0.48
Over $32 billion	0.45

Distributor: BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Securities Lending: The U.S. Securities and Exchange Commission (the “SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan in a money market fund managed by BFA, or its affiliates, however, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04% (the “collateral investment fees”). Securities lending income is equal to the total of income earned from the reinvestment of cash collateral (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities. Each Fund retains a portion of securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.

N o t e s t o F i n a n c i a l S t a t e m e n t s	43

Notes to Financial Statements (unaudited) (continued)

Pursuant to the current securities lending agreement, each Fund retains 82% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in that calendar year exceeds a specified threshold, each Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year 85% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

The share of securities lending income earned by each Fund is shown as securities lending income – affiliated – net in its statement of operations. For the six months ended February 29, 2020, the Funds paid BTC the following amounts for securities lending agent services:

iShares ETF	Fees Paid to BTC
MSCI Australia	$371
MSCI Canada	263,509
MSCI Japan	38,240
MSCI Mexico	1,567
MSCI South Korea	1,308,478

Officers and Directors: Certain officers and/or directors of the Company are officers and/or directors of BlackRock or its affiliates.

Other Transactions: Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

For the six months ended February 29, 2020, transactions executed by the Funds pursuant to Rule 17a-7 under the 1940 Act were as follows:

iShares ETF	Purchases	Sales	Net Realized Gain (Loss)
MSCI Australia	$4,302,401	$4,813,196	$(2,893,650)
MSCI Japan	50,442,620	13,225,531	(2,913,123)

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends – affiliated in the statement of operations.

A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.

7.       PURCHASES AND SALES

For the six months ended February 29, 2020, purchases and sales of investments, excluding in-kind transactions and short-term investments, were as follows:

iShares ETF	Purchases	Sales
MSCI Australia	$49,794,038	$43,964,617
MSCI Canada	154,491,865	157,889,176
MSCI Japan	133,359,471	173,287,534
MSCI Mexico	38,897,665	32,793,070
MSCI South Korea	449,793,089	285,242,138

For the six months ended February 29, 2020, in-kind transactions were as follows:

iShares ETF	In-kind Purchases	In-kind Sales
MSCI Australia	$370,919,875	$384,798,777
MSCI Canada	375,276,237	543,767,431
MSCI Japan	2,513,142,188	4,200,877,756
MSCI Mexico	1,099,469,612	1,031,899,210

44	2 0 2 0 i S h a r e s S e m i - A n n u a l R e p o r t t o S h a r e h o l d e r s

Notes to Financial Statements (unaudited) (continued)

8.     INCOME TAX INFORMATION

Each Fund is treated as an entity separate from the Company's other funds for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

Management has analyzed tax laws and regulations and their application to the Funds as of February 29, 2020, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds' financial statements.

As of August 31, 2019, the Funds had non-expiring capital loss carryforwards available to offset future realized capital gains as follows:

iShares ETF	Non-Expiring
MSCI Australia	$180,293,854
MSCI Canada	546,535,951
MSCI Japan	917,415,410
MSCI Mexico	256,843,766
MSCI South Korea	472,501,073

A fund may own shares in certain foreign investment entities, referred to, under U.S. tax law, as “passive foreign investment companies.” Such fund may elect to mark-to-market annually the shares of each passive foreign investment company and would be required to distribute to shareholders any such marked-to-market gains.

As of February 29, 2020, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
MSCI Australia	$1,703,153,997	$65,371,809	$(480,887,444)	$(415,515,635)
MSCI Canada	2,873,361,474	171,400,033	(642,677,264)	(471,277,231)
MSCI Japan	12,525,168,217	476,007,820	(2,594,097,989)	(2,118,090,169)
MSCI Mexico	1,131,496,807	4,970,994	(421,226,074)	(416,255,080)
MSCI South Korea	3,412,430,586	1,621,632,891	(889,014,717)	732,618,174

9.     PRINCIPAL RISKS

In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Each Fund’s prospectus provides details of the risks to which the Fund is subject.

BFA uses a “passive” or index approach to try to achieve each Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

Market Risk: Market risk arises mainly from uncertainty about future values of financial instruments influenced by price, currency and interest rate movements. It represents the potential loss a fund may suffer through holding market positions in the face of market movements. A fund is exposed to market risk by its investment in equity, fixed income and/or financial derivative instruments or by its investment in underlying funds. The fair value of securities held by a fund may decline due to general market conditions, economic trends or events that are not specifically related to the issuers of the securities including local, regional or global political, social or economic instability or to factors that affect a particular industry or group of industries. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. The extent of a fund’s exposure to market risk is the market value of the investments held as shown in the fund’s schedule of investments.

Investing in the securities of non-U.S. issuers involves certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: differences in accounting, auditing and financial reporting standards; more substantial governmental involvement in the economy; higher inflation rates, greater social, economic and political uncertainties; possible nationalization or expropriation of assets; less availability of public information about issuers; imposition of withholding or other taxes; higher transaction and custody costs and delays in settlement procedures; and lower level of regulation of the securities markets and issuers. Non-U.S. securities may be less liquid, more difficult to value, and have greater price volatility due to exchange rate fluctuations. These and other risks are heightened for investments in issuers from countries with less developed capital markets.

N o t e s t o F i n a n c i a l S t a t e m e n t s	45

Notes to Financial Statements (unaudited) (continued)

An outbreak of respiratory disease caused by a novel coronavirus has developed into a global pandemic and has resulted in closing borders, quarantines, disruptions to supply chains and customer activity, as well as general concern and uncertainty. The impact of this pandemic, and other global health crises that may arise in the future, could affect the economies of many nations, individual companies and the market in general in ways that cannot necessarily be foreseen at the present time. This pandemic may result in substantial market volatility and may adversely impact the prices and liquidity of a fund's investments. The impact of the pandemic may be short term or may last for an extended period of time.

Credit Risk: Credit risk is the risk that an issuer or guarantor of debt instruments or the counterparty to a financial transaction, including derivatives contracts, repurchase agreements or loans of portfolio securities, is unable or unwilling to make timely interest and/or principal payments or to otherwise honor its obligations. BFA and its affiliates manage counterparty credit risk by entering into transactions only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose a fund to issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of a fund’s exposure to credit and counterparty risks with respect to those financial assets is approximated by their value recorded in its statement of assets and liabilities.

Concentration Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its schedule of investments.

When a fund concentrates its investments in issuers located in a single country or a limited number of countries, it assumes the risk that economic, regulatory, political and social conditions in that country or those countries may have a significant impact on the fund and could affect the income from, or the value or liquidity of, the fund’s portfolio.

When a fund concentrates its investments in securities within a single or limited number of market sectors, it assumes the risk that economic, regulatory, political and social conditions affecting such sectors may have a significant impact on the fund and could affect the income from, or the value or liquidity of, the fund’s portfolio.

10.  CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.

Transactions in capital shares were as follows:

	Six Months Ended 02/29/20		Year Ended 08/31/19
iShares ETF	Shares	Amount	Shares	Amount
MSCI Australia
Shares sold	17,200,000	$384,832,552	17,200,000	$365,456,184
Shares redeemed	(17,400,000)	(388,028,870)	(13,000,000)	(271,786,687)
Net increase(decrease)	(200,000)	$(3,196,318)	4,200,000	$93,669,497
MSCI Canada
Shares sold	12,800,000	$377,258,166	16,000,000	$450,405,632
Shares redeemed	(18,500,000)	(547,017,316)	(27,200,000)	(737,512,375)
Net decrease	(5,700,000)	$(169,759,150)	(11,200,000)	$(287,106,743)
MSCI Japan
Shares sold	43,950,000	$2,567,996,616	96,150,000	$5,263,571,116
Shares redeemed	(73,950,000)	(4,207,566,593)	(161,400,000)	(8,767,767,071)
Net decrease	(30,000,000)	$(1,639,569,977)	(65,250,000)	$(3,504,195,955)
MSCI Mexico
Shares sold	25,200,000	$1,112,553,553	34,300,000	$1,475,864,783
Shares redeemed	(22,900,000)	(1,035,529,828)	(42,400,000)	(1,853,850,273)
Net increase(decrease)	2,300,000	$77,023,725	(8,100,000)	$(377,985,490)
MSCI South Korea
Shares sold	4,200,000	$257,732,666	23,050,000	$1,390,211,716
Shares redeemed	—	—	(8,650,000)	(488,176,288)
Net increase	4,200,000	$257,732,666	14,400,000	$902,035,428

The consideration for the purchase of Creation Units of a fund in the Company generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Company may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Company's administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.

46	2 0 2 0 i S h a r e s S e m i - A n n u a l R e p o r t t o S h a r e h o l d e r s

Notes to Financial Statements (unaudited) (continued)

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the statement of assets and liabilities.

11.  LEGAL PROCEEDINGS

On June 16, 2016, investors in certain iShares funds (iShares Core S&P Small-Cap ETF, iShares Russell 1000 Growth ETF, iShares Core S&P 500 ETF, iShares Russell Mid-Cap Growth ETF, iShares Russell Mid-Cap ETF, iShares Russell Mid-Cap Value ETF, iShares Select Dividend ETF, iShares Morningstar Mid-Cap ETF, iShares Morningstar Large-Cap ETF, iShares U.S. Aerospace & Defense ETF and iShares Preferred and Income Securities ETF) filed a class action lawsuit against iShares Trust, BlackRock, Inc. and certain of its advisory affiliates, and certain directors/trustees and officers of the Funds (collectively, “Defendants”) in California State Court. The lawsuit alleges the Defendants violated federal securities laws by failing to adequately disclose in the prospectuses issued by the funds noted above the risks of using stop-loss orders in the event of a ‘flash crash’, such as the one that occurred on May 6, 2010. On September 18, 2017, the court issued a Statement of Decision holding that the Plaintiffs lack standing to assert their claims. On October 11, 2017, the court entered final judgment dismissing all of the Plaintiffs’ claims with prejudice. In an opinion dated January 23, 2020, the California Court of Appeal affirmed the dismissal of Plaintiffs’ claims. On March 3, 2020, plaintiffs filed a petition for review by the California Supreme Court.

12.  SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

N o t e s t o F i n a n c i a l S t a t e m e n t s	47

Statement Regarding Liquidity Risk Management Program

The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.

The Board of Directors (the “Board”) of iShares MSCI Australia ETF, iShares MSCI Canada ETF, iShares MSCI Japan ETF, iShares MSCI Mexico ETF and iShares MSCI South Korea ETF met on December 3, 2019 (the “Meeting”) to review the liquidity risk management program (the “Program”) applicable to the iShares Funds (each, a “Fund”) pursuant to the Liquidity Rule. The Board has appointed BlackRock Fund Advisors (“BlackRock”), the investment adviser to the Funds, as the program administrator for each Fund’s Program, as applicable. BlackRock has delegated oversight of the Program to the 40 Act Liquidity Risk Management Committee (the “Committee”). At the Meeting, the Committee, on behalf of BlackRock, provided the Board with a report that addressed the operation of the Program and assessed its adequacy and effectiveness of implementation, including the operation of each Fund’s Highly Liquid Investment Minimum (“HLIM”) where applicable, and any material changes to the Program (the “Report”). The Report covered the period from December 1, 2018 through September 30, 2019 (the “Program Reporting Period”).

The Report described the Program’s liquidity classification methodology for categorizing a Fund’s investments (including derivative transactions) into one of four liquidity buckets. It also described BlackRock’s methodology in establishing a Fund’s HLIM and noted that the Committee reviews and ratifies the HLIM assigned to each Fund no less frequently than annually.

The Report noted that the Program complied with the key factors for consideration under the Liquidity Rule for assessing, managing and periodically reviewing a Fund’s liquidity risk, as follows:

a)	The Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions. During the Program Reporting Period, the Committee reviewed whether each Fund’s investment strategy is appropriate for an open-end fund structure with a focus on Funds with more significant and consistent holdings of less liquid and illiquid assets. The Committee also factored a Fund’s concentration in an issuer into the liquidity classification methodology by taking issuer position sizes into account. A factor for consideration under the Liquidity Rule is a Fund’s use of borrowings for investment purposes. However, the Funds do not borrow for investment purposes. Derivative exposure was considered in the calculation of liquidity classification.

b)	Short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions. During the Program Reporting Period, the Committee reviewed historical redemption activity and used this information as a component to establish each ETF’s reasonably anticipated trading size. The Committee may also take into consideration a Fund’s shareholder ownership concentration (which, depending on product type and distribution channel, may or may not be available), a Fund’s distribution channels, and the degree of certainty associated with a Fund’s short-term and long-term cash flow projections.

c)	Holdings of cash and cash equivalents, as well as borrowing arrangements. The Committee considered that ETFs generally do not hold more than de minimus amounts of cash. Funds may borrow for temporary or emergency purposes, including to meet payments due from redemptions or to facilitate the settlement of securities or other transactions.

d)	The relationship between an ETF’s portfolio liquidity and the way in which, and the prices and spreads at which, ETF shares trade, including the efficiency of the arbitrage function and the level of active participation by market participants, including authorized participants. The Committee monitored the prevailing bid/ask spread and the ETF price premium (or discount) to NAV for all ETFs and reviewed any persistent deviations from long-term averages.

e)	The effect of the composition of baskets on the overall liquidity of an ETF’s portfolio. In reviewing the linkage between the composition of baskets accepted by an ETF and any significant change in the liquidity profile of such ETF, the Committee reviewed changes in the proportion of each ETF’s portfolio comprised of less liquid and illiquid holdings to determine if applicable thresholds were met requiring enhanced review.

There were no material changes to the Program during the Program Reporting Period. The Report provided to the Board stated that the Committee concluded that based on the operation of the functions, as described in the Report, the Program is operating as intended and is effective in implementing the requirements of the Liquidity Rule.

48	2 0 2 0 i S h a r e s S e m i - A n n u a l R e p o r t t o S h a r e h o l d e r s

Supplemental Information (unaudited)

Section 19(a) Notices

The amounts and sources of distributions reported are estimates and are being provided pursuant to regulatory requirements and are not being provided for tax reporting purposes. The actual amounts and sources for tax reporting purposes will depend upon each fund's investment experience during the year and may be subject to changes based on tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report these distributions for federal income tax purposes.

	Total Cumulative Distributions for the Fiscal Year-to-Date				% Breakdown of the Total Cumulative Distributions for the Fiscal Year-to-Date
iShares ETF	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share
MSCI Australia(a)	$0.422777	$—	$0.033448	$0.456225	93%	—%	7%	100%
MSCI Canada(a)	0.254649	—	0.139264	0.393913	65	—	35	100
MSCI Japan(a)	0.574175	—	0.141814	0.715989	80	—	20	100
MSCI Mexico(a)	0.429796	—	0.004180	0.433976	99	—	1	100
MSCI South Korea(a)	0.427177	—	0.880451	1.307628	33	—	67	100

(a)	The Fund estimates that it has distributed more than its net investment income and net realized capital gains; therefore, a portion of the distribution may be a return of capital. A return of capital may occur, for example, when some or all of the shareholder's investment in the Fund is returned to the shareholder. A return of capital does not necessarily reflect the Fund's investment performance and should not be confused with "yield" or "income". When distributions exceed total return performance, the difference will incrementally reduce the Fund's net asset value per share.

S u p p l e m e n t a l I n f o r m a t i o n	49

General Information

Electronic Delivery

Shareholders can sign up for email notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.

To enroll in electronic delivery:

•	Go to icsdelivery.com.
•	If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Availability of Quarterly Schedule of Investments

The iShares Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT, and for reporting periods ended prior to March 31, 2019, filed such information on Form N-Q. The iShares Funds' Forms N-Q are available on the SEC’s website at sec.gov. The iShares Funds also disclose their complete schedule of portfolio holdings on a daily basis on the iShares website at iShares.com.

Availability of Proxy Voting Policies and Proxy Voting Records

A description of the policies and procedures that the iShares Funds use to determine how to vote proxies relating to portfolio securities and information about how the iShares Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request (1) by calling toll-free 1-800-474-2737; (2) on the iShares website at iShares.com; and (3) on the SEC website at sec.gov.

50	2 0 2 0 i S h a r e s S e m i - A n n u a l R e p o r t t o S h a r e h o l d e r s

Glossary of Terms Used in this Report

Portfolio Abbreviations - Equity

CPO	Certificates of Participation (Ordinary)

NVS	Non-Voting Shares

G l o s s a r y o f T e r m s U s e d i n t h i s R e p o r t	51

Want to know more?

iShares.com   |   1-800-474-2737

This report is intended for the Funds' shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by MSCI Inc., nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company isted above.

©2020 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

iS-SAR-815-0220

FEBRUARY 29, 2020

2020 Semi-Annual Report
(Unaudited)

iShares, Inc.

●	iShares Core MSCI Emerging Markets ETF | IEMG | NYSE Arca
●	iShares MSCI BRIC ETF | BKF | NYSE Arca
●	iShares MSCI Emerging Markets Asia ETF | EEMA | NASDAQ
●	iShares MSCI Emerging Markets Small-Cap ETF | EEMS | NYSE Arca

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of each Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

You may elect to receive all future reports in paper free of charge. If you hold accounts through a financial intermediary, you can follow the instructions included with this disclosure, if applicable, or contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. Please note that not all financial intermediaries may offer this service. Your election to receive reports in paper will apply to all funds held with your financial intermediary.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive electronic delivery of shareholder reports and other communications by contacting your financial intermediary. Please note that not all financial intermediaries may offer this service.

Fund Summary as of February 29, 2020	iShares® Core MSCI Emerging Markets ETF

Investment Objective

The iShares Core MSCI Emerging Markets ETF(the “Fund”) seeks to track the investment results of an index composed of large-, mid- and small-capitalization emerging market equities, as represented by the MSCI Emerging Markets Investable Market Index (the "Index"). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns
				Since			Since
	6 Months	1 Year	5 Years	Inception	1 Year	5 Years	Inception
Fund NAV	2.53%	(2.44)%	2.46%	2.20%	(2.44)%	12.92%	17.41%
Fund Market	3.22	(1.52)	2.50	2.27	(1.52)	13.16	18.01
Index	2.58	(2.43)	2.40	2.16	(2.43)	12.59	17.06

The inception date of the Fund was 10/18/12. The first day of secondary market trading was 10/22/12.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 7 for more information.

Expense Example

Actual				Hypothetical 5% Return
Beginning	Ending	Expenses		Beginning	Ending	Expenses		Annualized
Account Value	Account Value	Paid During		Account Value	Account Value	Paid During		Expense
(09/01/19)	(02/29/20)	the Period	(a)	(09/01/19)	(02/29/20)	the Period	(a)	Ratio
$1,000.00	$1,025.30	$0.70		$1,000.00	$1,024.20	$0.70		0.14%

(a)	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 7 for more information.

Portfolio Information

ALLOCATION BY SECTOR
	Percent of
Sector	Total Investments	(a)
Financials	22.0%
Information Technology	16.5
Consumer Discretionary	14.7
Communication Services	11.0
Materials	7.4
Consumer Staples	6.3
Energy	6.2
Industrials	5.9
Health Care	3.8
Real Estate	3.5
Utilities	2.7

TEN LARGEST GEOGRAPHIC ALLOCATION
	Percent of
Country/Geographic Region	Total Investments	(a)
China	34.1%
Taiwan	13.0
South Korea	11.7
India	9.4
Brazil	7.0
South Africa	4.2
Russia	3.4
Saudi Arabia	2.6
Thailand	2.4
Mexico	2.3

(a)	Excludes money market funds.

F u n d S u m m a r y	3

Fund Summary as of February 29, 2020	iShares® MSCI BRIC ETF

Investment Objective

The iShares MSCI BRIC ETF (the “Fund”) seeks to track the investment of an index composed of Chinese equities that are available to international investors, and Brazilian, Russian, and Indian equities, as represented by the MSCI BRIC Index (the "Index"). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns
	6 Months	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years
Fund NAV	5.43%	1.66%	4.57%	1.98%	1.66%	25.05%	21.63%
Fund Market	6.72	2.51	4.70	2.06	2.51	25.81	22.57
Index	5.61	1.99	5.05	2.67	1.99	27.93	30.17

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 7 for more information.

Expense Example

Actual				Hypothetical 5% Return
Beginning	Ending	Expenses		Beginning	Ending	Expenses		Annualized
Account Value	Account Value	Paid During		Account Value	Account Value	Paid During		Expense
(09/01/19)	(02/29/20)	the Period	(a)	(09/01/19)	(02/29/20)	the Period	(a)	Ratio
$1,000.00	$1,054.30	$3.58		$1,000.00	$1,021.40	$3.52		0.70%

(a)	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 7 for more information.

Portfolio Information

ALLOCATION BY SECTOR
	Percent of
Sector	Total Investments	(a)
Financials	23.0%
Consumer Discretionary	20.6
Communication Services	15.2
Energy	9.2
Information Technology	5.7
Consumer Staples	5.6
Materials	5.4
Industrials	5.0
Real Estate	3.8
Health Care	3.8
Utilities	2.7

GEOGRAPHIC ALLOCATION
	Percent of
Country/Geographic Region	Total Investments	(a)
China	65.8%
India	15.7
Brazil	12.0
Russia	6.5

(a)	Excludes money market funds.

4	2 0 2 0 i S h a r e s S e m i - A n n u a l R e p o r t t o S h a r e h o l d e r s

Fund Summary as of February 29, 2020	iShares® MSCI Emerging Markets Asia ETF

Investment Objective

The iShares MSCI Emerging Markets Asia ETF (the “Fund”) seeks to track the investment results of an index composed of Asian emerging market equities, as represented by the MSCI EM Asia Custom Capped Index (the "Index") The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns
				Since			Since
	6 Months	1 Year	5 Years	Inception	1 Year	5 Years	Inception
Fund NAV	5.38%	0.26%	3.52%	4.19%	0.26%	18.86%	39.17%
Fund Market	6.26	0.89	3.42	4.23	0.89	18.34	39.66
Index	5.68	0.68	3.90	4.56	0.68	21.07	43.20

The inception date of the Fund was 2/8/12. The first day of secondary market trading was 2/9/12.

Index performance through May 31, 2018 reflects the performance of the MSCI Emerging Markets Asia. Index performance beginning on June 1, 2018 reflects the performance of the MSCI EMAsia Custom Capped Index.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 7 for more information.

Expense Example

Actual				Hypothetical 5% Return
Beginning	Ending	Expenses		Beginning	Ending	Expenses		Annualized
Account Value	Account Value	Paid During		Account Value	Account Value	Paid During		Expense
(09/01/19)	(02/29/20)	the Period	(a)	(09/01/19)	(02/29/20)	the Period	(a)	Ratio
$1,000.00	$1,053.80	$2.55		$1,000.00	$1,022.40	$2.51		0.50%

(a)	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 7 for more information.

Portfolio Information

ALLOCATION BY SECTOR
	Percent of
Sector	Total Investments	(a)
Financials	20.8%
Information Technology	19.9
Consumer Discretionary	15.9
Communication Services	13.2
Industrials	5.7
Consumer Staples	5.6
Materials	5.1
Energy	4.5
Health Care	3.6
Real Estate	3.4
Utilities	2.3

GEOGRAPHIC ALLOCATION
	Percent of
Country/Geographic Region	Total Investments	(a)
China	47.0%
Taiwan	16.2
South Korea	14.6
India	12.5
Thailand	3.2
Malaysia	2.6
Indonesia	2.6
Philippines	1.3
Pakistan	0.0	(b)

(a)	Excludes money market funds.

(b)	Rounds to less than 0.1%.

F u n d S u m m a r y	5

Fund Summary as of February 29, 2020	iShares® MSCI Emerging Markets Small-Cap ETF

Investment Objective

The iShares MSCI Emerging Markets Small-Cap ETF (the “Fund”) seeks to track the investment results of an index composed of small-capitalization emerging market equities, as represented by the MSCI Emerging Markets Small Cap Index (the "Index"). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns
				Since			Since
	6 Months	1 Year	5 Years	Inception	1 Year	5 Years	Inception
Fund NAV	(0.46)%	(7.13)%	(0.34)%	0.21%	(7.13)%	(1.70)%	1.85%
Fund Market	0.33	(6.68)	(0.48)	0.21	(6.68)	(2.39)	1.83
Index	(0.35)	(6.79)	(0.08)	0.65	(6.79)	(0.42)	5.70

The inception date of the Fund was 8/16/11. The first day of secondary market trading was 8/18/11.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 7 for more information.

Expense Example

Actual				Hypothetical 5% Return
Beginning	Ending	Expenses		Beginning	Ending	Expenses		Annualized
Account Value	Account Value	Paid During		Account Value	Account Value	Paid During		Expense
(09/01/19)	(02/29/20)	the Period	(a)	(09/01/19)	(02/29/20)	the Period	(a)	Ratio
$1,000.00	$995.40	$3.47		$1,000.00	$1,021.40	$3.52		0.70%

(a)	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 7 for more information.

Portfolio Information

ALLOCATION BY SECTOR
	Percent of
Sector	Total Investments	(a)
Information Technology	16.8%
Consumer Discretionary	14.5
Industrials	13.2
Materials	11.1
Financials	10.0
Health Care	9.2
Real Estate.	8.1
Consumer Staples	5.9
Utilities	4.9
Communication Services	4.1
Energy	2.2

TEN LARGEST GEOGRAPHIC ALLOCATION
	Percent of
Country/Geographic Region	Total Investments	(a)
Taiwan	21.2%
South Korea	14.6
India	14.6
China	11.5
Brazil	10.2
South Africa	4.1
Thailand	3.5
Malaysia	3.2
Mexico	2.8
Saudi Arabia	2.7

(a)	Excludes money market funds.

6	2 0 2 0 i S h a r e s S e m i - A n n u a l R e p o r t t o S h a r e h o l d e r s

About Fund Performance

Past performance is no guarantee of future results. Financial markets have experienced extreme volatility and trading in many instruments has been disrupted. These circumstances may continue for an extended period of time, and may continue to affect adversely the value and liquidity of the fund’s investments. As a result, current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at iShares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest ask on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of a fund may not trade in the secondary market until after the fund’s inception, for the period from inception to the first day of secondary market trading in shares of the fund, the NAV of the fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

As a shareholder of your Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The expense example, which is based on an investment of $1,000 invested at the beginning of the period (or from the commencement of operations if less than 6 months) and held through the end of the period, is intended to help you understand your ongoing costs (in dollars and cents) of investing in your Fund and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses – The table provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. To estimate the expenses that you paid on your account over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period.”

Hypothetical Example for Comparison Purposes – The table also provides information about hypothetical account values and hypothetical expenses based on your Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

A b o u t F u n d P e r f o r m a n c e / S h a r e h o l d e r E x p e n s e s	7

Consolidated Schedule of Investments (unaudited)	iShares® Core MSCI Emerging Markets ETF
February 29, 2020	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Argentina — 0.2%
Adecoagro SA(a)(b)	1,138,665	$7,446,869
Arcos Dorados Holdings Inc., Class A	1,096,524	7,061,615
Banco BBVA Argentina SA, ADR(a)(b)	671,182	2,704,864
Banco Macro SA, ADR	399,403	11,574,699
Central Puerto SA, ADR	917,692	2,973,322
Despegar.com Corp.(a)(b)	516,703	6,195,269
Globant SA(a)(b)	319,839	36,145,005
Grupo Financiero Galicia SA, ADR	891,053	11,262,910
Loma Negra Cia Industrial Argentina SA, ADR(a)(b)	498,513	2,891,375
Pampa Energia SA, ADR(a)(b)	501,584	5,943,770
Telecom Argentina SA, ADR	806,318	9,353,289
Transportadora de Gas del Sur SA, Class B	765,242	4,293,008
YPF SA, ADR	1,544,004	12,336,592
		120,182,587
Brazil — 4.9%
AES Tiete Energia SA	1,998,644	6,737,973
Aliansce Sonae Shopping Centers SA(a)	1,030,801	10,434,471
Alupar Investimento SA	1,614,824	10,093,433
Ambev SA	40,861,699	131,687,765
Anima Holding SA	537,000	4,284,907
Arezzo Industria e Comercio SA	469,912	6,259,730
Atacadao SA	3,267,000	14,982,153
B2W Cia. Digital(a)	1,860,303	25,626,507
B3 SA - Brasil, Bolsa, Balcao	18,628,228	198,188,012
Banco Bradesco SA	10,612,808	64,194,592
Banco BTG Pactual SA	2,031,000	30,413,343
Banco do Brasil SA	7,488,313	77,776,944
Banco Inter SA	621,300	6,389,751
Banco Santander Brasil SA	3,449,563	30,476,562
BB Seguridade Participacoes SA	6,092,143	43,007,493
BK Brasil Operacao e Assessoria a Restaurantes SA	1,683,900	5,467,874
BR Malls Participacoes SA	6,733,724	24,387,763
BR Properties SA(a)	2,017,391	6,161,748
BRF SA(a)	4,978,058	29,835,357
Camil Alimentos SA	1,523,582	2,856,938
CCR SA	10,717,887	38,793,589
Centrais Eletricas Brasileiras SA	2,383,600	18,242,928
Cia. de Locacao das Americas	2,682,036	12,578,964
Cia. de Saneamento Basico do Estado de Sao Paulo	2,976,828	38,763,788
Cia. de Saneamento de Minas Gerais-COPASA	597,400	7,985,813
Cia. de Saneamento do Parana	531,802	11,846,243
Cia. Hering	1,266,600	6,327,877
Cia. Siderurgica Nacional SA	5,542,356	13,734,119
Cielo SA	10,657,718	16,181,523
Cogna Educacao	15,396,515	34,433,264
Cosan Logistica SA(a)	1,637,123	6,582,384
Cosan SA	1,339,272	21,720,331
CVC Brasil Operadora e Agencia de Viagens SA	1,172,840	6,688,722
Cyrela Brazil Realty SA Empreendimentos e Participacoes	2,403,300	15,890,071
Dommo Energia SA(a)	1,647,870	474,822
Duratex SA	2,815,608	10,852,664
EcoRodovias Infraestrutura e Logistica SA(a)	2,227,000	7,789,181
EDP - Energias do Brasil SA	2,583,500	11,698,803
Embraer SA(a)	6,246,483	23,481,509
Enauta Participacoes SA	1,118,800	3,295,657

Security	Shares	Value

Brazil (continued)
Energisa SA	1,361,975	$16,301,497
Eneva SA(a)	1,155,600	10,949,852
Engie Brasil Energia SA	1,714,975	18,067,173
Equatorial Energia SA	7,793,480	42,597,989
Ez Tec Empreendimentos e Participacoes SA	902,706	9,303,875
Fleury SA	1,837,814	12,122,692
Grendene SA	2,724,200	5,857,001
Guararapes Confeccoes SA	1,020,738	6,221,736
Hapvida Participacoes e Investimentos SA(c)	1,884,754	23,059,949
Hypera SA	3,280,100	24,937,092
Iguatemi Empresa de Shopping Centers SA	754,600	8,334,361
Instituto Hermes Pardini SA	562,444	3,584,113
Iochpe Maxion SA	1,147,228	4,943,228
IRB Brasil Resseguros S/A	6,158,639	45,387,995
JBS SA	9,751,861	49,065,695
Klabin SA	6,105,024	26,048,499
Light SA	1,995,852	9,595,166
Linx SA	1,376,200	9,571,921
Localiza Rent a Car SA	5,545,303	60,889,989
LOG Commercial Properties e Participacoes SA	714,372	4,367,001
Lojas Renner SA	7,227,436	85,383,915
M. Dias Branco SA	955,697	8,684,977
Magazine Luiza SA	6,510,068	72,897,640
Mahle-Metal Leve SA	446,271	2,665,766
Marfrig Global Foods SA(a)	4,059,113	10,859,330
Movida Participacoes SA	1,659,600	6,621,258
MRV Engenharia e Participacoes SA	2,617,942	11,309,319
Multiplan Empreendimentos Imobiliarios SA	2,323,229	15,715,968
Natura & Co. Holding SA	5,456,570	55,041,615
Notre Dame Intermedica Participacoes SA	4,136,979	57,979,050
Odontoprev SA	2,396,400	8,758,799
Omega Geracao SA(a)	704,500	6,050,863
Petrobras Distribuidora SA	6,210,312	35,926,799
Petroleo Brasileiro SA	32,378,379	194,845,121
Porto Seguro SA	842,198	11,383,249
Qualicorp Consultoria e Corretora de Seguros SA	2,032,400	15,428,879
Raia Drogasil SA	2,042,357	54,276,951
Rumo SA(a)	10,037,581	46,988,067
Santos Brasil Participacoes SA	3,384,800	4,448,897
Sao Martinho SA	1,554,511	9,127,259
Ser Educacional SA(c)	630,000	3,602,673
SLC Agricola SA	1,043,378	4,664,576
Smiles Fidelidade SA	669,700	4,865,795
Sul America SA	2,573,732	30,839,261
Suzano SA	4,779,954	40,408,153
TIM Participacoes SA	7,438,500	26,594,041
TOTVS SA	1,334,700	21,007,181
Transmissora Alianca de Energia Eletrica SA	1,757,300	11,681,187
Tupy SA	699,000	3,391,467
Ultrapar Participacoes SA	6,284,060	26,575,613
Vale SA	27,796,483	272,995,946
Via Varejo SA(a)	8,556,815	26,192,106
Vulcabras Azaleia SA(a)	1,156,400	2,024,882
WEG SA	7,706,059	73,701,738
Wiz Solucoes e Corretagem de Seguros SA	924,800	2,890,224
YDUQS Part	2,356,624	27,104,323
		2,720,765,280
Chile — 0.6%
AES Gener SA	28,510,103	4,185,824
Aguas Andinas SA, Class A	23,699,526	8,089,555

8	2 0 2 0 i S h a r e s S e m i - A n n u a l R e p o r t t o S h a r e h o l d e r s

Consolidated Schedule of Investments (unaudited) (continued)	iShares® Core MSCI Emerging Markets ETF
February 29, 2020	(Percentages shown are based on Net Assets)

Security	Shares	Value

Chile (continued)
Banco de Chile	383,156,419	$33,652,823
Banco de Credito e Inversiones SA	423,697	15,753,122
Banco Santander Chile	548,133,237	24,382,117
Besalco SA	2,554,650	1,024,034
CAP SA	682,743	3,853,449
Cencosud SA	12,685,808	14,845,703
Cia. Cervecerias Unidas SA	1,301,959	9,751,242
Cia. Sud Americana de Vapores SA(a)	123,898,151	3,623,318
Colbun SA	71,717,050	8,978,510
Empresa Nacional de Telecomunicaciones SA(a)	1,387,966	7,283,213
Empresas CMPC SA	10,244,914	20,606,473
Empresas COPEC SA	3,405,288	26,355,459
Enel Americas SA	332,150,772	55,471,159
Enel Chile SA	243,791,601	21,694,668
Engie Energia Chile SA	5,259,050	6,762,213
Forus SA	559,926	672,255
Grupo Security SA	9,032,962	1,777,346
Inversiones Aguas Metropolitanas SA	4,702,195	4,070,348
Inversiones La Construccion SA	336,106	2,508,268
Itau CorpBanca	1,389,277,109	5,082,370
Latam Airlines Group SA	2,040,332	13,570,211
Parque Arauco SA	5,141,662	10,529,899
Ripley Corp. SA	6,551,889	2,555,806
SACI Falabella	6,395,975	21,207,382
Salfacorp SA	4,101,337	1,919,403
SMU SA	18,149,387	2,705,604
SONDA SA	4,636,746	3,271,943
Vina Concha y Toro SA	3,793,772	6,264,143
		342,447,860
China — 34.0%
21Vianet Group Inc., ADR(a)(b)	525,948	7,878,701
360 Security Technology Inc., Class A	755,988	2,417,146
361 Degrees International Ltd.(b)	10,234,000	1,838,510
3SBio Inc.(a)(c)	11,372,000	11,790,731
500.com Ltd., ADR(a)(b)	179,117	965,441
51job Inc., ADR(a)(b)	229,321	17,146,331
58.com Inc., ADR(a)(b)	817,285	45,089,613
AAC Technologies Holdings Inc.(b)	6,353,500	41,619,927
AECC Aviation Power Co. Ltd., Class A	1,278,916	4,226,340
Agile Group Holdings Ltd.	11,324,500	15,897,502
Agricultural Bank of China Ltd., Class A	42,793,147	20,875,602
Agricultural Bank of China Ltd., Class H	245,448,000	98,266,758
AGTech Holdings Ltd.(a)(b)	39,524,000	1,369,359
Aier Eye Hospital Group Co. Ltd., Class A	2,168,756	12,410,266
Air China Ltd., Class H	16,286,000	13,103,114
Aisino Corp., Class A	1,118,781	3,777,178
Ajisen China Holdings Ltd.	6,487,000	1,639,844
AK Medical Holdings Ltd.(b)(c)	4,650,000	9,618,570
Alibaba Group Holding Ltd., ADR(a)	15,182,400	3,157,939,200
Alibaba Health Information Technology Ltd.(a)(b)	32,468,000	62,244,169
Alibaba Pictures Group Ltd.(a)(b)	132,520,000	17,855,140
A-Living Services Co. Ltd., Class H(c)	3,730,500	16,706,482
Aluminum Corp. of China Ltd., Class H(a)	35,432,000	9,411,494
Anhui Conch Cement Co. Ltd., Class A	2,609,007	20,475,827
Anhui Conch Cement Co. Ltd., Class H	10,634,000	77,983,986
Anhui Gujing Distillery Co. Ltd., Class A	218,280	3,819,010
Anhui Kouzi Distillery Co. Ltd., Class A	345,324	2,211,690
ANTA Sports Products Ltd.	10,026,000	80,601,164
Anton Oilfield Services Group/Hong Kong(b)	26,360,000	2,503,051
Ascletis Pharma Inc.(a)(b)(c)	4,644,000	2,324,071

Security	Shares	Value

China (continued)
Asia Cement China Holdings Corp.	5,803,500	$7,655,537
Asymchem Laboratories Tianjin Co. Ltd., Class A	123,100	3,153,665
Atlas Crop.	769,795	8,159,827
Autobio Diagnostics Co. Ltd., Class A	156,890	2,694,436
Autohome Inc., ADR(a)(b)	513,086	39,851,390
AVIC Aircraft Co. Ltd., Class A	1,927,187	4,689,630
Avic Capital Co. Ltd., Class A	5,685,391	3,464,817
AVIC Jonhon Optronic Technology Co. Ltd., Class A	626,393	3,520,784
AVIC Shenyang Aircraft Co. Ltd., Class A(a)	714,367	2,841,035
AviChina Industry & Technology Co. Ltd., Class H	23,236,000	10,107,729
BAIC Motor Corp. Ltd., Class H(c)	14,778,500	7,244,130
Baidu Inc., ADR(a)(b)	2,390,197	286,775,836
Bank of Beijing Co. Ltd., Class A	14,519,534	10,614,120
Bank of Chengdu Co. Ltd., Class A	2,627,575	3,071,055
Bank of China Ltd., Class A	22,925,400	11,642,753
Bank of China Ltd., Class H	677,489,000	267,759,878
Bank of Communications Co. Ltd., Class A	24,020,380	17,868,727
Bank of Communications Co. Ltd., Class H	71,371,000	45,791,442
Bank of Guiyang Co. Ltd., Class A	2,455,460	2,950,683
Bank of Hangzhou Co. Ltd., Class A	2,864,440	3,520,005
Bank of Jiangsu Co. Ltd., Class A	9,790,614	8,935,956
Bank of Nanjing Co. Ltd., Class A	7,064,321	7,842,284
Bank of Ningbo Co. Ltd., Class A	4,018,376	14,463,440
Bank of Shanghai Co. Ltd., Class A	8,812,295	10,854,319
Baoshan Iron & Steel Co. Ltd., Class A	13,504,529	10,046,000
Baozun Inc., ADR(a)(b)	367,288	11,650,375
BBMG Corp., Class A	6,558,400	3,161,828
BBMG Corp., Class H	23,381,000	6,570,520
Beijing Capital International Airport Co. Ltd., Class H.	14,904,000	11,627,838
Beijing Capital Land Ltd., Class H(b)	12,078,000	3,254,669
Beijing Enlight Media Co. Ltd., Class A	1,703,394	2,641,525
Beijing Enterprises Holdings Ltd.	4,312,000	18,204,015
Beijing Enterprises Water Group Ltd.(b)	44,056,000	20,464,737
Beijing Gas Blue Sky Holdings Ltd.(a)(b)	89,864,000	2,190,947
Beijing New Building Materials PLC, Class A	996,322	3,591,788
Beijing Oriental Yuhong Waterproof Technology Co. Ltd., Class A	817,097	3,630,659
Beijing Shiji Information Technology Co. Ltd.,
Class A	486,995	2,703,825
Beijing Shunxin Agriculture Co. Ltd., Class A	425,100	3,344,754
Beijing Sinnet Technology Co. Ltd., Class A	852,287	3,060,342
Beijing Tiantan Biological Products Corp. Ltd., Class A	601,798	2,981,355
Beijing Tong Ren Tang Chinese Medicine Co. Ltd.(b)	3,366,000	5,658,195
Beijing Tongrentang Co. Ltd., Class A	813,296	3,041,338
BEST Inc., ADR(a)(b)	1,654,184	8,949,135
Betta Pharmaceuticals Co. Ltd., Class A	225,894	2,607,886
Bitauto Holdings Ltd., ADR(a)(b)	241,008	3,591,019
BOC Aviation Ltd.(c)	2,198,700	19,086,501
BOE Technology Group Co. Ltd., Class A	20,983,800	14,709,253
Bosideng International Holdings Ltd.	32,514,000	9,470,846
Brilliance China Automotive Holdings Ltd.(b)	27,012,000	22,876,691
BYD Co. Ltd., Class A	1,419,886	13,278,296
BYD Co. Ltd., Class H(b)	5,095,000	31,185,672
BYD Electronic International Co. Ltd.	6,105,500	11,438,436
C&D International Investment Group Ltd.	3,281,000	4,555,395
CA Cultural Technology Group Ltd.	8,833,000	2,391,571
Caitong Securities Co. Ltd., Class A	2,246,186	3,566,803
Camsing International Holding Ltd.(a)(b)(d)	4,108,000	519,756

C o n s o l i d a t e d S c h e d u l e o f I n v e s t m e n t s	9

Consolidated Schedule of Investments (unaudited) (continued)	iShares® Core MSCI Emerging Markets ETF
February 29, 2020	(Percentages shown are based on Net Assets)

Security	Shares	Value

China (continued)
Canvest Environmental Protection Group Co. Ltd.	7,897,000	$3,810,154
CAR Inc.(a)(b)	7,248,000	4,547,991
CGN Power Co. Ltd., Class H(c)	87,646,000	21,368,707
Changchun High & New Technology Industry Group Inc., Class A	130,493	9,035,308
Changjiang Securities Co. Ltd., Class A	3,455,296	3,331,621
Changyou.com Ltd., ADR	159,714	1,718,523
Chaowei Power Holdings Ltd.	6,957,000	2,196,088
Chaozhou Three-Circle Group Co. Ltd., Class A	993,046	3,381,090
China Agri-Industries Holdings Ltd.	23,656,200	12,840,380
China Aircraft Leasing Group Holdings Ltd.	4,584,500	4,429,753
China Animal Healthcare Ltd.(a)(d)	1,237,000	6,349
China Aoyuan Group Ltd.	12,188,000	17,547,605
China BlueChemical Ltd., Class H	19,042,000	3,616,320
China Cinda Asset Management Co. Ltd., Class H	74,005,000	15,478,940
China CITIC Bank Corp. Ltd., Class H	76,700,000	39,860,517
China Coal Energy Co. Ltd., Class H	18,876,000	6,103,839
China Communications Construction Co. Ltd., Class H	38,599,000	28,776,947
China Communications Services Corp. Ltd., Class H	21,742,000	16,823,228
China Conch Venture Holdings Ltd.	14,413,000	70,094,854
China Construction Bank Corp., Class A	8,998,781	8,367,726
China Construction Bank Corp., Class H	836,043,000	675,867,715
China Datang Corp. Renewable Power Co. Ltd., Class H	29,743,000	2,404,462
China Dongxiang Group Co. Ltd.	41,723,000	4,176,021
China East Education Holdings Ltd.(a)(c)	529,000	1,076,593
China Eastern Airlines Corp. Ltd., Class H(a)(b)	16,430,000	7,041,685
China Education Group Holdings Ltd.	5,844,000	8,308,880
China Everbright Bank Co. Ltd., Class A	24,175,482	13,073,063
China Everbright Bank Co. Ltd., Class H	20,000,000	8,007,135
China Everbright Greentech Ltd.(c)	8,019,000	3,879,307
China Everbright International Ltd.(b)	32,348,148	21,543,156
China Everbright Ltd.(b)	8,352,000	13,932,414
China Everbright Water Ltd.(b)	9,643,400	2,141,903
China Evergrande Group(b)	17,329,000	38,913,840
China Fiber Optic Network System Group Ltd.(a)(d)	10,394,800	13
China First Capital Group Ltd.(a)	31,268,000	862,643
China Foods Ltd.	9,708,000	3,587,689
China Fortune Land Development Co. Ltd., Class A	2,130,673	7,190,435
China Galaxy Securities Co. Ltd., Class H	31,426,500	17,340,316
China Gas Holdings Ltd.	16,003,400	58,526,110
China Gezhouba Group Co. Ltd., Class A	2,676,193	2,545,948
China Grand Automotive Services Group Co. Ltd., Class A	4,874,200	2,872,837
China Grand Pharmaceutical and Healthcare Holdings Ltd., Class A(b)	8,600,000	5,451,524
China Greatwall Technology Group Co. Ltd., Class A	1,603,700	3,209,602
China Harmony New Energy Auto Holding Ltd.	7,532,500	3,721,281
China High Speed Transmission Equipment Group Co. Ltd.(b)	4,957,000	3,148,594
China Hongqiao Group Ltd.	15,817,000	8,483,849
China Huarong Asset Management Co. Ltd., Class H(c)	85,229,000	11,592,732
China Huishan Dairy Holdings Co. Ltd.(a)(d)	16,599,187	31,950
China Huiyuan Juice Group Ltd.(a)(d)	10,877,000	1,507,389
China International Capital Corp. Ltd., Class H(b)(c)	11,574,800	21,358,213
Security	Shares	Value

China (continued)
China International Travel Service Corp. Ltd.,
Class A	1,164,873	$13,081,533
China Jinmao Holdings Group Ltd.	46,772,000	34,150,003
China Jushi Co. Ltd., Class A	2,158,893	2,896,972
China Lesso Group Holdings Ltd.	8,033,000	12,060,246
China Life Insurance Co. Ltd., Class A	1,622,721	6,836,590
China Life Insurance Co. Ltd., Class H	64,854,000	151,960,277
China Lilang Ltd.	4,795,000	3,107,224
China Literature Ltd.(a)(b)(c)	2,365,600	10,700,226
China LNG Group Ltd.(a)(b)	27,112,000	1,356,809
China Logistics Property Holdings Co. Ltd.(a)(b)(c)	10,439,000	4,018,581
China Longyuan Power Group Corp. Ltd., Class H	27,419,000	14,355,037
China Lumena New Materials Corp.(a)(b)(d)	64,600	0	(e)
China Maple Leaf Educational Systems Ltd.	14,764,000	5,153,063
China Medical System Holdings Ltd.	12,156,000	14,974,573
China Mengniu Dairy Co. Ltd.(b)	25,644,000	91,972,950
China Merchants Bank Co. Ltd., Class A	10,945,563	53,551,866
China Merchants Bank Co. Ltd., Class H	34,653,464	163,416,737
China Merchants Energy Shipping Co. Ltd., Class A	3,855,488	2,790,874
China Merchants Land Ltd..	25,898,000	3,854,932
China Merchants Port Holdings Co. Ltd.	11,744,270	17,270,431
China Merchants Securities Co. Ltd., Class A	5,402,647	13,641,487
China Merchants Shekou Industrial Zone Holdings Co. Ltd., Class A	4,827,834	11,976,001
China Metal Recycling Holdings Ltd.(a)(d)	62,400	0	(e)
China Metal Resources Utilization Ltd.(a)(b)(c)	5,276,000	2,017,500
China Minsheng Banking Corp. Ltd., Class A	22,732,015	18,601,346
China Minsheng Banking Corp. Ltd., Class H	56,609,720	38,209,318
China Mobile Ltd.	53,745,000	422,757,264
China Molybdenum Co. Ltd., Class A	20,907,371	12,173,185
China Molybdenum Co. Ltd., Class H(b)	25,863,000	9,657,494
China National Building Material Co. Ltd., Class H.	34,172,850	39,509,227
China National Chemical Engineering Co. Ltd., Class A	2,725,997	2,710,320
China National Nuclear Power Co. Ltd., Class A	14,347,626	9,421,133
China National Software & Service Co. Ltd., Class A	270,099	3,293,259
China New Higher Education Group Ltd.(b)(c)	6,633,000	2,255,529
China Northern Rare Earth Group High-Tech Co. Ltd., Class A	2,152,800	2,802,564
China Oilfield Services Ltd., Class H	14,502,000	18,608,889
China Oriental Group Co. Ltd.	12,484,000	4,261,161
China Overseas Grand Oceans Group Ltd.	14,330,500	9,801,241
China Overseas Land & Investment Ltd.	31,636,000	106,156,306
China Overseas Property Holdings Ltd.(b)	13,510,000	10,921,655
China Pacific Insurance Group Co. Ltd., Class A	3,530,938	16,108,497
China Pacific Insurance Group Co. Ltd., Class H(b)	22,935,400	75,489,444
China Petroleum & Chemical Corp., Class A	16,698,410	10,988,625
China Petroleum & Chemical Corp., Class H	218,148,200	112,530,494
China Power International Development Ltd.	37,161,000	6,914,295
China Railway Construction Corp. Ltd., Class A	7,644,812	10,389,648
China Railway Construction Corp. Ltd., Class H	16,133,000	18,465,987
China Railway Group Ltd., Class A	16,247,966	12,481,986
China Railway Group Ltd., Class H	30,505,000	17,223,295
China Railway Signal & Communication Corp. Ltd., Class H(c)	13,512,000	6,935,410
China Reinsurance Group Corp., Class H.	44,948,000	6,113,765
China Renewable Energy Investment Ltd.(a)(d)	8,046	0	(e)
China Resources Beer Holdings Co. Ltd.	13,148,000	60,905,910
China Resources Cement Holdings Ltd.	21,686,000	27,298,639

10	2 0 2 0 i S h a r e s S e m i - A n n u a l R e p o r t t o S h a r e h o l d e r s

Consolidated Schedule of Investments (unaudited) (continued)	iShares® Core MSCI Emerging Markets ETF
February 29, 2020	(Percentages shown are based on Net Assets)

Security	Shares	Value
China (continued)
China Resources Gas Group Ltd.	8,002,000	$39,943,000
China Resources Land Ltd.	26,935,777	124,257,022
China Resources Medical Holdings Co. Ltd.	9,987,500	5,177,626
China Resources Pharmaceutical Group Ltd.(c)	13,391,500	11,650,685
China Resources Power Holdings Co. Ltd.	16,680,000	19,841,217
China Resources Sanjiu Medical & Pharmaceutical Co. Ltd., Class A	527,296	2,474,222
China SCE Group Holdings Ltd.	17,246,200	9,405,348
China Shenhua Energy Co. Ltd., Class A	3,184,456	7,288,961
China Shenhua Energy Co. Ltd., Class H	28,825,000	50,007,892
China Shineway Pharmaceutical Group Ltd.	3,165,000	2,761,692
China Shipbuilding Industry Co. Ltd., Class A	13,851,918	8,738,943
China South City Holdings Ltd.	42,608,000	4,701,995
China Southern Airlines Co. Ltd., Class A	7,188,867	5,923,704
China Southern Airlines Co. Ltd., Class H(b)	13,386,000	7,059,683
China State Construction Engineering Corp. Ltd., Class A	23,665,819	18,180,517
China State Construction International Holdings Ltd.	17,820,000	14,428,779
China Suntien Green Energy Corp. Ltd., Class H	17,896,000	4,363,170
China Taiping Insurance Holdings Co. Ltd.	14,514,508	29,650,903
China Telecom Corp. Ltd., Class H	119,446,000	44,908,833
China Tian Lun Gas Holdings Ltd.	3,042,500	2,490,828
China Tower Corp. Ltd., Class H(c)	387,134,000	93,889,204
China Traditional Chinese Medicine Holdings Co. Ltd.	20,186,000	10,620,052
China Travel International Investment Hong Kong Ltd.	25,568,000	4,035,473
China Unicom Hong Kong Ltd.	53,630,000	42,322,903
China United Network Communications Ltd., Class A	18,643,082	14,615,331
China Vanke Co. Ltd., Class A	5,821,368	24,642,253
China Vanke Co. Ltd., Class H	12,710,487	48,930,086
China Vast Industrial Urban Development Co. Ltd.(b)(c)	2,532,000	994,209
China Water Affairs Group Ltd.(b)	8,378,000	6,676,126
China Yangtze Power Co. Ltd., Class A	11,856,662	28,886,005
China Youzan Ltd.(a)(b)	110,852,000	11,237,331
China Yuchai International Ltd.	107,862	1,339,646
China Yuhua Education Corp Ltd.(b)(c)	12,106,000	9,367,216
China ZhengTong Auto Services Holdings Ltd.(b)	10,908,500	3,023,509
China Zhongwang Holdings Ltd.	17,190,400	5,779,361
Chinasoft International Ltd.(b)	17,704,000	10,859,050
Chongqing Changan Automobile Co. Ltd., Class A	2,254,483	3,280,034
Chongqing Rural Commercial Bank Co. Ltd., Class H	19,977,000	9,023,302
Chongqing Zhifei Biological Products Co. Ltd., Class A	978,363	8,394,926
CIFI Holdings Group Co. Ltd.	24,626,000	18,801,971
CIMC Enric Holdings Ltd.	7,390,000	3,831,055
CITIC Ltd.	50,844,000	56,434,977
CITIC Resources Holdings Ltd.	39,550,000	2,156,890
CITIC Securities Co. Ltd., Class A	6,358,345	21,284,838
CITIC Securities Co. Ltd., Class H	17,247,500	36,871,745
CNOOC Ltd.	156,392,000	214,327,710
COFCO Meat Holdings Ltd.(a)(b)	13,867,000	3,469,842
Colour Life Services Group Co. Ltd.(b)	4,096,000	2,165,458
Concord New Energy Group Ltd.	100,170,000	4,370,279
Consun Pharmaceutical Group Ltd.(b)	5,049,000	2,468,442
Contemporary Amperex Technology Co. Ltd.,
Class A	1,242,673	24,118,544
Security	Shares	Value
China (continued)
COSCO SHIPPING Energy Transportation Co. Ltd., Class H	12,294,000	$4,795,781
COSCO SHIPPING Holdings Co. Ltd., Class H(a)(b)	24,607,000	8,209,648
COSCO SHIPPING International Hong Kong Co. Ltd.(b)	12,346,000	3,643,734
COSCO SHIPPING Ports Ltd.	15,538,000	10,347,966
Country Garden Holdings Co. Ltd.	66,496,733	88,058,755
Country Garden Services Holdings Co. Ltd.	11,652,000	45,453,423
CPMC Holdings Ltd.	7,517,000	2,874,441
CRRC Corp. Ltd., Class A	15,586,669	14,270,648
CRRC Corp. Ltd., Class H	36,189,750	23,219,247
CSC Financial Co. Ltd., Class A	2,342,092	10,792,078
CSPC Pharmaceutical Group Ltd.	40,984,000	93,400,638
CT Environmental Group Ltd.(a)(d)	33,362,000	1,113,058
Dali Foods Group Co. Ltd.(c)	17,565,500	11,608,077
Daqin Railway Co. Ltd., Class A	9,313,539	9,433,186
Daqo New Energy Corp., ADR(a)(b)	93,515	6,131,779
Datang International Power Generation Co. Ltd., Class H	28,406,000	4,446,952
Dawning Information Industry Co. Ltd., Class A	505,387	3,266,485
Dawnrays Pharmaceutical Holdings Ltd.	14,024,000	2,375,409
DHC Software Co. Ltd., Class A	1,698,698	3,584,418
Digital China Holdings Ltd.	7,963,000	3,995,269
Dongfeng Motor Group Co. Ltd., Class H	24,118,000	19,064,022
Dongxing Securities Co. Ltd., Class A	1,805,277	3,122,343
Dongyue Group Ltd.(b)	12,139,000	6,308,563
East Money Information Co. Ltd., Class A	4,305,276	10,685,894
ENN Energy Holdings Ltd.	7,099,300	78,662,982
Eve Energy Co. Ltd., Class A(a)	528,285	5,029,522
Everbright Securities Co. Ltd., Class A	2,343,086	3,982,127
Fangda Carbon New Material Co. Ltd., Class A(a)	1,696,472	2,443,918
Fanhua Inc., ADR	438,695	8,905,508
Fantasia Holdings Group Co. Ltd.	20,545,500	3,928,217
Far East Horizon Ltd.	18,944,000	16,554,320
Fiberhome Telecommunication Technologies Co. Ltd., Class A	674,498	2,892,829
FingerTango Inc.(a)	1,200,000	97,010
Focus Media Information Technology Co. Ltd., Class A	9,154,599	6,993,442
Foshan Haitian Flavouring & Food Co. Ltd., Class A	1,227,817	17,491,061
Fosun International Ltd.	23,222,500	29,590,395
Founder Securities Co. Ltd., Class A	6,399,087	6,700,998
Foxconn Industrial Internet Co. Ltd., Class A	2,717,261	6,639,412
Fu Shou Yuan International Group Ltd.	9,759,000	8,340,116
Fufeng Group Ltd.	15,808,400	6,126,147
Fuyao Glass Industry Group Co. Ltd., Class H(c)	4,628,400	13,214,582
Ganfeng Lithium Co. Ltd., Class A	593,084	4,410,247
GCL New Energy Holdings Ltd.(a)	92,090,000	1,654,372
GCL System Integration Technology Co. Ltd., Class A(a)	2,792,300	2,205,015
GCL-Poly Energy Holdings Ltd.(a)	124,664,000	5,918,823
GD Power Development Co. Ltd., Class A	9,730,400	2,923,213
GDS Holdings Ltd., ADR(a)(b)	600,415	34,806,058
Geely Automobile Holdings Ltd.	43,990,000	78,236,557
Gemdale Corp., Class A	3,811,643	7,797,559
Gemdale Properties & Investment Corp. Ltd.	44,204,000	7,827,682
Genertec Universal Medical Group Co. Ltd.(b)(c)	9,433,000	6,560,571
Genscript Biotech Corp.(a)	8,298,000	17,270,973
GF Securities Co. Ltd., Class A	5,442,985	11,290,561
GF Securities Co. Ltd., Class H	10,982,400	13,134,263

C o n s o l i d a t e d S c h e d u l e o f I n v e s t m e n t s	11

Consolidated Schedule of Investments (unaudited) (continued)	iShares® Core MSCI Emerging Markets ETF
February 29, 2020	(Percentages shown are based on Net Assets)

Security	Shares	Value
China (continued)
Gigadevice Semiconductor Beijing Inc., Class A	287,382	$14,925,347
Glodon Co. Ltd., Class A	615,993	3,939,951
Glorious Property Holdings Ltd.(a)	2,016,000	42,684
Glory Sun Financial Group Ltd.(b)	127,692,000	4,096,342
GoerTek Inc., Class A	2,702,600	8,610,183
GOME Retail Holdings Ltd.(a)(b)	89,617,000	9,199,684
Goodbaby International Holdings Ltd. (a)(b)	9,750,000	1,663,983
Grand Baoxin Auto Group Ltd.(a)(b)	6,971,500	1,127,170
Great Wall Motor Co. Ltd., Class H	27,545,500	19,935,278
Gree Electric Appliances Inc. of Zhuhai, Class A	1,832,341	15,518,095
Greenland Holdings Corp. Ltd., Class A	8,208,832	6,858,113
Greenland Hong Kong Holdings Ltd.	8,445,000	3,283,483
Greentown Service Group Co. Ltd.	10,362,000	12,950,755
Guangdong Haid Group Co. Ltd., Class A	859,999	4,207,600
Guangdong HEC Technology Holding Co. Ltd., Class A	2,181,695	2,602,978
Guangdong Investment Ltd.	26,526,000	49,831,663
Guangzhou Automobile Group Co. Ltd., Class H	26,779,200	29,861,383
Guangzhou Baiyun International Airport Co. Ltd., Class A	1,161,823	2,572,891
Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., Class A	1,330,388	6,484,266
Guangzhou R&F Properties Co. Ltd., Class H(b)	9,387,600	14,551,711
Guorui Properties Ltd.	11,218,000	1,986,493
Guosen Securities Co. Ltd., Class A	2,451,267	4,127,409
Guotai Junan Securities Co. Ltd., Class A	5,454,625	13,265,518
Guotai Junan Securities Co. Ltd., Class H(c)	5,256,000	8,781,301
Guoyuan Securities Co. Ltd., Class A	2,169,600	2,799,604
Haidilao International Holding Ltd.(b)(c)	3,261,000	13,327,625
Haier Electronics Group Co. Ltd.	11,142,000	31,883,101
Haier Smart Home Co. Ltd., Class A	3,417,605	8,321,312
Haitian International Holdings Ltd.	6,070,000	11,901,579
Haitong Securities Co. Ltd., Class A	6,530,056	13,274,598
Haitong Securities Co. Ltd., Class H	24,179,600	25,969,710
Hangzhou Hikvision Digital Technology Co. Ltd., Class A	5,010,165	25,085,945
Hangzhou Robam Appliances Co. Ltd., Class A	567,101	2,516,591
Hangzhou Steam Turbine Co. Ltd., Class B	3,634,577	3,885,003
Hangzhou Tigermed Consulting Co. Ltd., Class A	688,274	7,532,397
Hansoh Pharmaceutical Group Co. Ltd.(a)(c)	4,370,000	15,168,451
Harbin Electric Co. Ltd., Class H(a)(b)	6,036,000	1,626,526
HC Group Inc.(a)(b)	5,989,000	1,621,546
Hefei Meiya Optoelectronic Technology Inc., Class A	506,842	2,615,346
Henan Shuanghui Investment & Development Co. Ltd., Class A	2,035,210	9,899,165
Hengan International Group Co. Ltd.	6,252,000	46,410,353
Hengli Petrochemical Co. Ltd., Class A	3,810,210	8,121,674
HengTen Networks Group Ltd.(a)(b)	236,624,000	3,005,983
Hengtong Optic-Electric Co. Ltd., Class A	1,357,400	3,198,246
Hengyi Petrochemical Co. Ltd., Class A	1,683,432	3,325,827
Hi Sun Technology China Ltd.(a)	31,827,000	4,451,586
Hithink RoyalFlush Information Network Co. Ltd., Class A	492,373	8,698,341
Hope Education Group Co. Ltd.(c)	22,610,000	4,990,241
Hua Han Health Industry Holdings Ltd.(a)(b)(d)	22,424,288	690,593
Hua Hong Semiconductor Ltd.(b)(c)	4,010,000	8,726,955
Huabao International Holdings Ltd.	9,946,000	3,930,897
Huadian Power International Corp. Ltd., Class H	17,140,000	5,168,580
Huadong Medicine Co. Ltd., Class A	1,006,451	2,778,820
Security	Shares	Value
China (continued)
Hualan Biological Engineering Inc., Class A	752,400	$4,466,911
Huaneng Power International Inc., Class H	34,362,000	13,845,244
Huangshi Dongbei Electrical Appliance Co. Ltd., Class B	2,598,284	3,162,112
Huatai Securities Co. Ltd., Class A	4,912,551	13,036,511
Huatai Securities Co. Ltd., Class H(c)	13,638,200	23,695,630
Huaxia Bank Co. Ltd., Class A	12,029,512	11,960,331
Huaxin Cement Co. Ltd., Class A	802,569	2,800,300
Huayu Automotive Systems Co. Ltd., Class A	2,423,718	9,760,473
Huazhu Group Ltd., ADR(b)	1,149,387	38,791,811
Hubei Biocause Pharmaceutical Co. Ltd., Class A	3,176,671	2,708,500
Hundsun Technologies Inc., Class A	675,522	9,295,651
Hutchison China MediTech Ltd., ADR(a)(b)	526,310	12,273,549
HUYA Inc., ADR(a)(b)	553,523	10,965,291
Iflytek Co. Ltd., Class A	1,796,784	9,919,301
IGG Inc.(b)	11,621,000	8,455,107
IMAX China Holding Inc.(c)	1,293,800	2,423,888
Industrial & Commercial Bank of China Ltd., Class A	30,099,280	22,821,405
Industrial & Commercial Bank of China Ltd., Class H	565,716,000	386,917,353
Industrial Bank Co. Ltd., Class A	11,333,578	28,033,184
Industrial Securities Co. Ltd., Class A	4,159,200	4,111,481
Inner Mongolia BaoTou Steel Union Co. Ltd., Class A	40,572,800	6,790,961
Inner Mongolia Yili Industrial Group Co. Ltd., Class A	3,383,188	13,992,155
Inner Mongolia Yitai Coal Co. Ltd., Class B	10,210,995	7,004,743
Innovent Biologics Inc.(a)(c)	6,658,500	30,417,179
Inspur Electronic Information Industry Co. Ltd., Class A	689,700	4,148,935
Inspur International Ltd.(b)	5,134,000	2,108,135
iQIYI Inc., ADR(a)(b)	1,133,868	25,432,659
Jafron Biomedical Co. Ltd., Class A	233,470	3,016,653
JD.com Inc., ADR(a)(b)	6,410,670	246,874,902
Jiangsu Expressway Co. Ltd., Class H	10,498,000	12,137,351
Jiangsu Hengli Hydraulic Co. Ltd., Class A	466,400	3,869,875
Jiangsu Hengrui Medicine Co. Ltd., Class A	2,489,455	29,947,394
Jiangsu King’s Luck Brewery JSC Ltd., Class A	740,095	3,123,344
Jiangsu Yanghe Brewery Joint-Stock Co. Ltd., Class A	843,447	11,750,003
Jiangsu Zhongnan Construction Group Co. Ltd., Class A	2,029,700	2,410,018
Jiangxi Copper Co. Ltd., Class H	10,666,000	12,509,510
Jiangxi Zhengbang Technology Co. Ltd., Class A	1,343,800	2,906,677
Jiayuan International Group Ltd.(b)	11,244,000	4,443,898
Jinchuan Group International Resources Co. Ltd.(b)	29,556,000	2,920,310
Jinke Properties Group Co. Ltd., Class A	3,020,900	3,254,181
JinkoSolar Holding Co. Ltd., ADR(a)(b)	288,625	6,592,195
JNBY Design Ltd.	1,752,500	1,888,991
Jonjee Hi-Tech Industrial And Commercial Holding Co. Ltd., Class A	445,842	2,410,922
JOYY Inc.(a)	499,908	26,980,035
Juewei Food Co. Ltd., Class A	436,400	2,535,917
Jumei International Holding Ltd., ADR(a)(b)	86,256	1,670,779
Kaisa Group Holdings Ltd.	22,316,000	9,907,977
Kama Co. Ltd., Class B(a)	4,211,624	1,773,094
Kasen International Holdings Ltd.(a)(b)	5,729,000	1,073,308
Kingboard Holdings Ltd.	6,078,200	16,066,998
Kingboard Laminates Holdings Ltd.	9,936,500	9,907,110

12	2 0 2 0 i S h a r e s S e m i - A n n u a l R e p o r t t o S h a r e h o l d e r s

Consolidated Schedule of Investments (unaudited) (continued)	iShares® Core MSCI Emerging Markets ETF
February 29, 2020	(Percentages shown are based on Net Assets)

Security	Shares	Value
China (continued)
Kingdee International Software Group Co. Ltd.(b)	20,760,000	$26,559,203
Kingsoft Corp. Ltd.(a)(b)	7,263,000	23,486,004
Konka Group Co. Ltd., Class B	9,188,818	3,843,880
Kunlun Energy Co. Ltd.	30,092,000	21,005,958
Kweichow Moutai Co. Ltd., Class A	660,692	99,904,358
KWG Group Holdings Ltd.	11,465,500	16,801,639
Lee & Man Paper Manufacturing Ltd.	12,871,000	10,041,727
Lee’s Pharmaceutical Holdings Ltd.(b)	3,507,000	1,764,064
Legend Holdings Corp., Class H(c)	3,657,300	6,288,657
Lenovo Group Ltd.(b)	63,010,000	38,890,819
Lens Technology Co. Ltd., Class A	1,718,900	4,787,700
Lepu Medical Technology Beijing Co. Ltd., Class A	1,083,200	5,315,121
Li Ning Co. Ltd.	17,693,000	46,542,304
Lifetech Scientific Corp.(a)(b)	28,560,000	5,607,150
Lingyi iTech Guangdong Co., Class A(a)	4,841,433	7,847,191
Logan Property Holdings Co. Ltd.(b)	12,226,000	20,865,489
Lomon Billions Group Co. Ltd., Class A	1,568,375	3,504,623
Longfor Group Holdings Ltd.(c)	15,709,500	72,670,838
LONGi Green Energy Technology Co. Ltd., Class A	2,293,558	10,072,992
Lonking Holdings Ltd.	19,772,000	5,505,577
Luckin Coffee Inc., ADR(a)	525,426	20,785,853
Luthai Textile Co. Ltd., Class B	3,310,921	3,088,700
Luxshare Precision Industry Co. Ltd., Class A	3,106,779	21,244,605
Luye Pharma Group Ltd.(b)(c)	10,788,000	6,575,474
Luzhou Laojiao Co. Ltd., Class A	832,554	8,908,907
Mango Excellent Media Co. Ltd., Class A(a)	1,386,287	8,739,903
Meinian Onehealth Healthcare Holdings Co. Ltd., Class A	2,429,228	4,576,827
Meitu Inc.(a)(b)(c)	20,807,500	4,912,813
Meituan Dianping, Class B(a)	9,076,900	115,193,077
Metallurgical Corp. of China Ltd., Class H	23,322,000	4,518,926
MMG Ltd.(a)(b)	23,939,999	4,884,429
Momo Inc., ADR	1,302,182	36,617,358
Muyuan Foodstuff Co. Ltd., Class A	1,136,531	18,941,641
NARI Technology Co. Ltd., Class A	2,718,702	7,712,492
NAURA Technology Group Co. Ltd., Class A	260,300	5,511,574
NavInfo Co. Ltd., Class A	1,229,100	3,010,242
NetDragon Websoft Holdings Ltd.(b)	2,214,500	6,109,514
NetEase Inc., ADR	618,314	197,062,855
New China Life Insurance Co. Ltd., Class A	1,348,301	8,521,636
New China Life Insurance Co. Ltd., Class H	7,110,800	27,054,262
New Hope Liuhe Co. Ltd., Class A	2,499,250	8,652,378
New Oriental Education & Technology Group Inc., ADR(a)(b)	1,283,694	164,171,626
Nexteer Automotive Group Ltd.	8,131,000	5,988,918
Nine Dragons Paper Holdings Ltd.(b)	15,193,000	17,935,930
Ninestar Corp., Class A	574,500	3,417,314
Ningbo Zhoushan Port Co. Ltd., Class A	5,642,000	2,655,458
NIO Inc., ADR(a)(b)	5,801,765	23,961,289
Noah Holdings Ltd.(a)(b)	282,701	8,023,054
Offshore Oil Engineering Co. Ltd., Class A	2,322,400	1,930,294
OFILM Group Co. Ltd., Class A(a)	1,480,700	3,918,765
OneSmart International Education Group Ltd., ADR(a)(b)	787,867	4,285,996
Oppein Home Group Inc., Class A	164,600	2,593,965
Orient Securities Co. Ltd., Class A	4,906,568	6,998,152
Oriental Pearl Group Co. Ltd., Class A	2,212,500	3,215,788
Panda Green Energy Group Ltd.(a)(b)	49,746,852	1,391,601
PAX Global Technology Ltd.	10,476,000	5,202,343
Security	Shares	Value
China (continued)
People’s Insurance Co. Group of China Ltd. (The), Class H	73,263,000	$25,946,950
Perfect World Co. Ltd., Class A	708,200	5,172,042
PetroChina Co. Ltd., Class A	8,541,000	6,194,797
PetroChina Co. Ltd., Class H	182,462,000	70,708,547
PICC Property & Casualty Co. Ltd., Class H	60,223,040	62,363,251
Pinduoduo Inc., ADR(a)(b)	1,697,768	60,746,139
Ping An Bank Co. Ltd., Class A	10,209,536	21,177,974
Ping An Healthcare and Technology Co. Ltd.(a)(c)	2,841,700	27,767,749
Ping An Insurance Group Co. of China Ltd., Class A	5,826,636	64,783,003
Ping An Insurance Group Co. of China Ltd., Class H	48,737,000	541,900,931
Poly Developments and Holdings Group Co. Ltd., Class A	7,117,911	16,485,791
Poly Property Group Co. Ltd.	20,853,000	7,840,228
Postal Savings Bank of China Co. Ltd., Class H(c)	68,995,000	43,558,735
Pou Sheng International Holdings Ltd.	20,877,000	5,331,062
Power Construction Corp. of China Ltd., Class A	15,836,544	9,628,525
Q Technology Group Co. Ltd.(a)(b)	4,055,000	5,702,876
Qudian Inc., ADR(a)(b)	1,415,848	3,709,522
Realord Group Holdings Ltd.(a)(b)	5,828,000	3,380,263
Redco Properties Group Ltd.(c)	8,150,000	3,764,893
Redsun Properties Group Ltd.	9,964,000	3,132,509
RISE Education Cayman Ltd., ADR(a)(b)	281,689	1,560,557
RiseSun Real Estate Development Co. Ltd., Class A	2,644,062	3,237,843
Road King Infrastructure Ltd.	3,813,000	6,507,452
Rongsheng Petro Chemical Co. Ltd., Class A	3,900,600	5,775,401
Ronshine China Holdings Ltd.	5,599,000	6,200,316
SAIC Motor Corp. Ltd., Class A	4,486,300	14,254,345
Sanan Optoelectronics Co. Ltd., Class A	3,348,700	11,808,740
Sangfor Technologies Inc., Class A	181,400	5,169,363
Sany Heavy Equipment International Holdings Co. Ltd.	12,517,000	7,468,713
Sany Heavy Industry Co. Ltd., Class A	5,758,016	14,357,560
SDIC Capital Co. Ltd., Class A	1,999,300	3,706,751
SDIC Power Holdings Co. Ltd., Class A	5,184,754	5,607,385
Seazen Group Ltd(b)	17,664,000	18,155,746
Seazen Holdings Co. Ltd., Class A	1,383,200	6,351,853
Semiconductor Manufacturing International Corp.(a)(b)	27,003,700	52,323,015
SF Holding Co. Ltd., Class A	878,092	6,148,980
Shaanxi Coal Industry Co. Ltd., Class A	6,542,054	7,393,526
Shandong Airlines Co. Ltd., Class B	2,048,918	2,119,103
Shandong Gold Mining Co. Ltd., Class A	1,482,778	7,195,192
Shandong Hualu Hengsheng Chemical Co. Ltd., Class A	1,237,700	2,988,809
Shandong Weigao Group Medical Polymer Co. Ltd., Class H	18,084,000	23,298,113
Shang Gong Group Co. Ltd., Class B(a)	4,663,060	2,033,094
Shanghai Baosight Software Co. Ltd., Class A	458,700	2,978,512
Shanghai Chlor-Alkali Chemical Co. Ltd., Class B	5,062,327	2,804,529
Shanghai Construction Group Co. Ltd., Class A	4,764,600	2,283,398
Shanghai Electric Group Co. Ltd., Class H	25,744,000	7,267,604
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class H	4,728,500	13,318,351
Shanghai Fudan Microelectronics Group Co. Ltd., Class H(a)(b)	2,834,000	2,167,398
Shanghai Haixin Group Co., Class B	5,874,110	2,273,281
Shanghai Haohai Biological Technology Co. Ltd., Class H(a)(b)(c)	488,500	2,491,691

C o n s o l i d a t e d S c h e d u l e o f I n v e s t m e n t s	13

Consolidated Schedule of Investments (unaudited) (continued)	iShares® Core MSCI Emerging Markets ETF
February 29, 2020	(Percentages shown are based on Net Assets)

Security	Shares	Value
China (continued)
Shanghai Industrial Holdings Ltd.	4,428,000	$7,818,413
Shanghai Industrial Urban Development Group Ltd.	25,138,000	2,806,354
Shanghai International Airport Co. Ltd., Class A	635,203	5,971,101
Shanghai International Port Group Co. Ltd., Class A	7,670,500	4,981,842
Shanghai Jinjiang International Industrial Investment Co. Ltd., Class B	2,979,041	2,204,490
Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd., Class B	9,901,004	7,841,595
Shanghai M&G Stationery Inc., Class A	523,900	3,327,682
Shanghai Pharmaceuticals Holding Co. Ltd., Class H	7,526,700	13,772,623
Shanghai Pudong Development Bank Co. Ltd., Class A	16,328,822	25,345,157
Shanxi Meijin Energy Co. Ltd., Class A(a)	2,313,717	2,760,493
Shanxi Xinghuacun Fen Wine Factory Co. Ltd., Class A	533,514	6,582,871
Shenergy Co. Ltd., Class A	3,049,900	2,299,358
Sheng Ye Capital Ltd.(b)	2,706,000	2,423,683
Shengyi Technology Co. Ltd., Class A	2,097,000	9,254,735
Shennan Circuits Co. Ltd., Class A	303,900	9,024,572
Shenwan Hongyuan Group Co. Ltd., Class A	20,038,472	13,415,932
Shenzhen Goodix Technology Co. Ltd., Class A	296,900	13,160,916
Shenzhen Inovance Technology Co. Ltd., Class A	980,616	3,971,451
Shenzhen International Holdings Ltd.	8,895,250	17,030,191
Shenzhen Investment Ltd.	26,610,000	8,946,202
Shenzhen Kangtai Biological Products Co. Ltd., Class A	559,400	8,885,323
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	524,400	17,929,616
Shenzhen Overseas Chinese Town Co. Ltd., Class A	7,383,902	6,897,783
Shenzhen Sunway Communication Co. Ltd., Class A(a)	566,600	4,047,143
Shenzhou International Group Holdings Ltd.	6,849,800	84,160,675
Shimao Property Holdings Ltd.	10,099,500	36,157,352
Shougang Concord International Enterprises Co. Ltd.	177,588,000	7,633,979
Shougang Fushan Resources Group Ltd.	26,724,000	5,178,106
Shui On Land Ltd.	39,364,666	7,829,442
Sichuan Chuantou Energy Co. Ltd., Class A	1,689,855	2,211,979
Sichuan Kelun Pharmaceutical Co. Ltd., Class A	824,800	2,707,957
Sichuan Swellfun Co. Ltd., Class A	285,500	1,837,113
Sihuan Pharmaceutical Holdings Group Ltd.(b)	35,844,000	4,231,524
Silver Grant International Holdings Group Ltd.(a)	13,488,000	1,955,773
SINA Corp.(a)(b)	543,931	17,813,740
Sino Biopharmaceutical Ltd.(b)	61,988,000	89,724,131
Sinofert Holdings Ltd.	31,914,000	3,194,246
Sino-Ocean Group Holding Ltd.	26,290,000	9,547,058
Sinopec Engineering Group Co. Ltd., Class H	13,162,000	6,519,311
Sinopec Kantons Holdings Ltd.(b)	11,188,000	4,522,260
Sinopec Shanghai Petrochemical Co. Ltd., Class H	31,319,000	7,997,486
Sinopharm Group Co. Ltd., Class H	10,681,600	32,964,305
Sinosoft Technology Group Ltd.(b)	7,357,600	1,538,921
Sinotrans Ltd., Class H	24,780,000	6,995,464
Sinotruk Hong Kong Ltd.	6,238,000	11,926,807
Skyfame Realty Holdings Ltd.	30,686,000	4,016,363
Skyworth Group Ltd.(a)(b)	17,960,000	4,494,004
SMI Holdings Group Ltd.(a)(b)(d)	14,455,599	2,819,501
SOHO China Ltd.	20,630,000	7,465,190
Sohu.com Ltd., ADR(a)(b)	304,871	2,905,421
Security	Shares	Value
China (continued)
Songcheng Performance Development Co. Ltd., Class A	708,891	$2,796,946
Spring Airlines Co. Ltd., Class A	517,896	2,637,564
SSY Group Ltd.(b)	14,588,411	12,224,010
Sun Art Retail Group Ltd.	21,220,500	27,121,112
Sunac China Holdings Ltd.	21,335,000	116,352,070
Suning.com Co. Ltd., Class A	7,024,050	9,324,938
Sunny Optical Technology Group Co. Ltd.	6,233,600	96,946,936
Superb Summit International Group Ltd.(a)(b)(d)	6,035,000	7,744
Suzhou Dongshan Precision Manufacturing Co. Ltd., Class A	897,900	3,635,171
TAL Education Group, ADR(a)(b)	3,437,150	186,946,588
TCL Electronics Holdings Ltd.	8,574,000	4,774,916
TCL Technology Group Corp., Class A	7,618,400	6,408,428
Tencent Holdings Ltd.	50,133,700	2,483,187,994
Tencent Music Entertainment Group, ADR(a)(b)	850,370	10,314,988
Texhong Textile Group Ltd.	2,358,500	2,484,686
Tian Ge Interactive Holdings Ltd.(a)(b)(c)	7,370,000	1,655,000
Tiangong International Co. Ltd.	12,386,000	4,418,434
Tianjin Development Holdings Ltd.	10,730,000	2,684,892
Tianjin Port Development Holdings Ltd.	44,356,000	3,927,299
Tianjin Zhonghuan Semiconductor Co. Ltd., Class A	1,484,291	3,732,917
Tianma Microelectronics Co. Ltd., Class A	1,165,776	2,701,721
Tianneng Power International Ltd.	6,590,000	4,879,258
Tianqi Lithium Corp., Class A	817,793	3,710,966
Tingyi Cayman Islands Holding Corp.	17,418,000	31,693,270
Toly Bread Co. Ltd., Class A	420,979	2,648,659
Tong Ren Tang Technologies Co. Ltd., Class H	5,939,000	5,487,043
Tongda Group Holdings Ltd.(b)	39,250,000	3,727,039
Tonghua Dongbao Pharmaceutical Co. Ltd., Class A	1,202,499	1,961,101
Tongwei Co. Ltd., Class A	3,686,759	9,097,965
Topchoice Medical Corp., Class A(a)	196,099	2,920,080
Topsports International Holdings Ltd.(c)	4,278,000	4,946,046
Towngas China Co. Ltd.	10,232,000	5,934,601
TravelSky Technology Ltd., Class H	8,063,000	15,767,911
Trip.com Group Ltd., ADR(a)(b)	4,102,732	124,558,944
Truly International Holdings Ltd.(a)	21,230,000	2,860,433
Tsaker Chemical Group Ltd.(c)	4,296,500	931,739
Tsingtao Brewery Co. Ltd., Class H	3,512,000	18,251,647
Unigroup Guoxin Microelectronics Co. Ltd., Class A	334,410	2,772,318
Uni-President China Holdings Ltd.	11,516,000	11,880,925
Unisplendour Corp. Ltd., Class A	1,590,497	10,334,522
Venustech Group Inc., Class A	497,384	2,959,315
Vinda International Holdings Ltd.	2,972,000	7,646,377
Vipshop Holdings Ltd., ADR(a)(b)	3,824,054	49,062,613
Walvax Biotechnology Co. Ltd., Class A	1,087,588	4,449,804
Wanda Film Holding Co. Ltd., Class A(a)	1,165,638	2,701,401
Wanhua Chemical Group Co. Ltd., Class A	2,068,778	13,921,679
Want Want China Holdings Ltd.(b)	44,320,000	34,236,454
Wasion Holdings Ltd.	6,370,000	2,574,794
Weibo Corp., ADR(a)(b)	476,797	20,092,226
Weichai Power Co. Ltd., Class A	4,639,600	9,511,240
Weichai Power Co. Ltd., Class H	18,198,000	35,821,318
Wens Foodstuffs Group Co. Ltd., Class A	2,878,624	13,396,132
West China Cement Ltd.	26,474,000	4,280,383
Western Securities Co. Ltd., Class A	2,340,535	3,170,849
Wharf Holdings Ltd. (The)	8,853,000	18,676,041
Will Semiconductor Ltd., Class A	465,703	11,606,932
Wingtech Technology Co. Ltd., Class A(a)	491,700	9,803,472

14	2 0 2 0 i S h a r e s S e m i - A n n u a l R e p o r t t o S h a r e h o l d e r s

Consolidated Schedule of Investments (unaudited) (continued)	iShares® Core MSCI Emerging Markets ETF
February 29, 2020	(Percentages shown are based on Net Assets)

Security	Shares	Value
China (continued)
Winning Health Technology Group Co. Ltd., Class A	1,226,435	$4,512,590
Wisdom Education International Holdings Co. Ltd.	6,750,000	2,572,484
Wise Talent Information Technology Co. Ltd.(a)	1,264,000	3,114,159
Wuhu Sanqi Interactive Entertainment Network Technology Group Co. Ltd., Class A	1,149,983	5,570,431
Wuliangye Yibin Co. Ltd., Class A	2,072,866	35,762,588
WUS Printed Circuit Kunshan Co. Ltd., Class A	923,597	3,448,525
WuXi AppTec Co. Ltd., Class A	907,995	13,768,915
WuXi AppTec Co. Ltd., Class H(c)	1,374,240	20,261,666
Wuxi Biologics Cayman Inc.(a)(c)	6,605,000	96,620,707
Wuxi Lead Intelligent Equipment Co. Ltd., Class A	479,773	3,853,860
XCMG Construction Machinery Co. Ltd., Class A	5,045,978	3,804,226
Xiamen International Port Co. Ltd., Class H	22,768,000	2,629,420
Xiaomi Corp., Class B(a)(b)(c)	90,911,800	146,521,863
Xingda International Holdings Ltd.	13,117,000	3,888,114
Xinhu Zhongbao Co. Ltd., Class A	4,834,400	2,178,530
Xinjiang Goldwind Science & Technology Co. Ltd., Class H	7,022,634	6,974,828
Xinyi Solar Holdings Ltd.	32,228,800	25,516,543
Xtep International Holdings Ltd.	10,564,500	4,256,681
Yadea Group Holdings Ltd.(c)	11,290,000	3,056,813
Yango Group Co. Ltd., Class A	2,308,600	2,645,402
Yantai Jereh Oilfield Services Group Co. Ltd., Class A	596,098	2,950,558
Yanzhou Coal Mining Co. Ltd., Class H	16,118,000	12,223,376
Yealink Network Technology Corp. Ltd., Class A	279,685	4,172,749
YiChang HEC ChangJiang Pharmaceutical Co. Ltd., Class H(c)	1,550,400	9,459,906
Yifeng Pharmacy Chain Co. Ltd., Class A	220,384	2,575,802
Yihai International Holding Ltd.	4,375,000	29,276,888
Yintech Investment Holdings Ltd., ADR(a)(b)	220,930	1,369,766
Yonghui Superstores Co. Ltd., Class A	5,792,696	7,126,718
Yonyou Network Technology Co. Ltd., Class A	1,859,863	12,255,056
Youyuan International Holdings Ltd.(a)(b)(d)	5,307,000	150,499
Yuexiu Property Co. Ltd.	57,362,880	11,703,631
Yuexiu REIT	13,775,000	8,838,003
Yuexiu Transport Infrastructure Ltd.	11,048,000	8,576,924
Yum China Holdings Inc.	3,138,824	137,449,103
Yunda Holding Co. Ltd., Class A	784,300	3,318,874
Yunnan Baiyao Group Co. Ltd., Class A	754,364	8,492,018
Yunnan Energy New Material Co. Ltd., Class A	518,795	4,329,848
Yuzhou Properties Co. Ltd.	17,240,400	8,450,905
Zai Lab Ltd., ADR(a)(b)	330,607	18,173,467
Zhangzhou Pientzehuang Pharmaceutical Co. Ltd., Class A	476,369	8,184,589
Zhaojin Mining Industry Co. Ltd., Class H	11,273,500	13,439,002
Zhejiang Chint Electrics Co. Ltd., Class A	1,983,673	7,653,524
Zhejiang Dahua Technology Co. Ltd., Class A	2,684,229	7,441,898
Zhejiang Expressway Co. Ltd., Class H	13,052,000	9,864,723
Zhejiang Huayou Cobalt Co. Ltd., Class A	589,792	3,188,498
Zhejiang Longsheng Group Co. Ltd., Class A	1,793,874	3,315,621
Zhejiang NHU Co. Ltd., Class A	2,023,508	6,976,416
Zhejiang Sanhua Intelligent Controls Co. Ltd., Class A	1,516,185	4,312,002
Zhejiang Supor Co. Ltd., Class A	261,297	2,745,596
Zhejiang Wolwo Bio-Pharmaceutical Co. Ltd., Class A	302,598	1,869,214
Zhengzhou Yutong Bus Co. Ltd., Class A	1,373,179	2,962,367
Zhenro Properties Group Ltd.	11,857,000	7,713,923
Security	Shares	Value
China (continued)
ZhongAn Online P&C Insurance Co. Ltd., Class H(a)(b)(c)	2,826,400	$11,895,974
Zhongji Innolight Co. Ltd., Class A	460,180	4,084,228
Zhongjin Gold Corp. Ltd., Class A	2,507,079	2,908,702
Zhongsheng Group Holdings Ltd.(b)	5,105,500	19,424,753
Zhuguang Holdings Group Co. Ltd.(a)	17,842,000	2,518,423
Zhuzhou CRRC Times Electric Co. Ltd., Class H	4,758,800	16,640,122
Zijin Mining Group Co. Ltd., Class A	13,114,700	7,804,806
Zijin Mining Group Co. Ltd., Class H	46,906,000	21,066,335
Zoomlion Heavy Industry Science and Technology Co. Ltd., Class H	5,358,800	4,442,144
ZTE Corp., Class A(a)	2,012,900	14,398,014
ZTE Corp., Class H(a)	6,681,240	27,648,994
ZTO Express Cayman Inc., ADR	2,772,377	65,039,964
		18,831,920,316
Colombia — 0.2%
Bancolombia SA	1,862,530	20,478,557
Cementos Argos SA	4,232,024	6,323,470
Corp. Financiera Colombiana SA(a)	897,773	8,149,930
Ecopetrol SA	43,234,990	37,846,736
Grupo Argos SA	2,689,916	11,375,263
Grupo de Inversiones Suramericana SA	2,130,623	18,320,525
Interconexion Electrica SA ESP	3,981,196	20,876,513
		123,370,994
Czech Republic — 0.1%
Central European Media Enterprises Ltd.,
Class A(a)	780,681	3,365,338
CEZ AS	1,340,875	25,513,832
Komercni Banka AS	680,039	20,725,657
Moneta Money Bank AS(c)	4,722,676	15,574,161
		65,178,988
Egypt — 0.2%
Commercial International Bank Egypt SAE	11,883,808	62,762,014
Eastern Co. SAE	8,465,914	7,765,950
Egyptian Financial Group-Hermes Holding Co.	6,521,511	6,053,230
EISewedy Electric Co.	6,626,213	4,005,611
Ezz Steel Co. SAE(a)	2,374,237	1,211,989
Heliopolis Housing.	5,686,644	2,026,202
Juhayna Food Industries	2,772,405	1,417,017
Medinet Nasr Housing(a)	9,831,429	2,679,155
Oriental Weavers	2,364,462	1,576,056
Palm Hills Developments SAE(a)	16,480,076	1,485,394
Pioneers Holding For Financial Investments SAE(a)	4,803,828	1,404,349
Six of October Development & Investment	3,016,654	2,365,852
Talaat Moustafa Group.	7,051,367	3,392,054
Telecom Egypt Co.	4,816,660	3,780,612
		101,925,485
Greece — 0.3%
Alpha Bank AE(a)	13,614,494	19,246,874
Athens Water Supply & Sewage Co. SA	440,274	3,095,160
Eurobank Ergasias SA(a)	23,198,728	14,423,171
FF Group(a)(d)	343,633	3,775
GEK Terna Holding Real Estate Construction SA(a)	503,378	3,339,730
Hellenic Exchanges-Athens Stock Exchange SA	836,149	3,306,483
Hellenic Telecommunications Organization SA	2,106,592	29,665,291
Holding Co. ADMIE IPTO SA	1,372,335	3,225,924
Jumbo SA.	984,594	15,379,313
Motor Oil Hellas Corinth Refineries SA	538,190	8,749,384
Mytilineos SA	998,496	7,469,192

C o n s o l i d a t e d S c h e d u l e o f I n v e s t m e n t s	15

Consolidated Schedule of Investments (unaudited) (continued)	iShares® Core MSCI Emerging Markets ETF
February 29, 2020	(Percentages shown are based on Net Assets)

Security	Shares	Value
Greece (continued)
National Bank of Greece SA(a)	4,928,993	$10,825,794
OPAP SA	1,744,999	18,592,897
Piraeus Bank SA(a)(b)	2,540,139	5,535,786
Piraeus Port Authority SA	77,066	1,386,618
Public Power Corp. SA(a)(b)	1,066,802	3,461,581
Sarantis SA	234,742	1,859,115
Terna Energy SA(a)	422,667	3,500,659
Titan Cement International SA(a)	383,512	5,383,813
		158,450,560
Hungary — 0.3%
Magyar Telekom Telecommunications PLC	4,691,347	6,074,361
MOL Hungarian Oil & Gas PLC	3,462,389	26,628,290
Opus Global Nyrt(a)(b)	2,015,203	1,720,293
OTP Bank Nyrt	1,994,151	86,218,997
Richter Gedeon Nyrt	1,239,193	25,055,324
		145,697,265
India — 9.3%
Aarti Industries Ltd.	383,315	5,184,253
Aarti Surfactants Ltd.(a)	17,751	118,287
Aavas Financiers Ltd.(a)	224,339	5,840,570
Adani Enterprises Ltd.	1,399,207	4,239,257
Adani Ports & Special Economic Zone Ltd.	5,203,421	24,673,304
Adani Power Ltd.(a)	7,127,972	4,671,813
Adani Transmission Ltd.(a)	1,922,943	6,712,015
Aditya Birla Fashion and Retail Ltd.(a)	1,588,309	5,532,974
Aegis Logistics Ltd.	767,231	2,373,959
AIA Engineering Ltd.	375,399	9,304,152
Ajanta Pharma Ltd.	218,494	4,193,674
Alembic Pharmaceuticals Ltd.	362,650	3,165,571
Amara Raja Batteries Ltd.	352,846	3,117,884
Ambuja Cements Ltd.	4,930,433	14,008,872
Apollo Hospitals Enterprise Ltd.	724,203	17,418,804
Apollo Tyres Ltd.	2,513,323	4,973,188
Arvind Fashions Ltd.(a)	290,474	1,391,643
Ashok Leyland Ltd.	10,407,268	10,080,272
Asian Paints Ltd.	2,577,492	64,214,525
Astral Poly Technik Ltd.	515,483	8,174,299
Atul Ltd.	126,427	9,010,929
AU Small Finance Bank Ltd.(c)	1,314,425	21,180,515
Aurobindo Pharma Ltd.	2,294,339	16,070,785
Avanti Feeds Ltd.	397,469	2,548,362
Avenue Supermarts Ltd.(a)(c)	1,084,215	34,914,074
Axis Bank Ltd.	18,561,886	179,349,473
Bajaj Auto Ltd.	713,232	28,561,894
Bajaj Consumer Care Ltd.(a)	618,746	1,648,732
Bajaj Electricals Ltd.	278,629	1,557,087
Bajaj Electricals Ltd./New	30,696	39,685
Bajaj Finance Ltd.	1,664,747	103,017,430
Bajaj Finserv Ltd.	369,471	46,336,504
Balkrishna Industries Ltd.	682,970	10,375,977
Bandhan Bank Ltd.(c)	3,372,835	17,923,334
BASF India Ltd.	96,052	1,366,696
Bata India Ltd.	470,860	10,769,738
Bayer CropScience Ltd./India	104,627	6,353,009
Berger Paints India Ltd.	1,913,373	15,020,909
Bharat Forge Ltd.	1,827,658	11,026,602
Bharat Petroleum Corp. Ltd.	5,652,279	33,392,443
Bharti Airtel Ltd.(a)	21,128,014	153,261,722
Bharti Infratel Ltd.	2,963,978	8,807,636
Security	Shares	Value
India (continued)
Birlasoft Ltd.(a)	1,828,969	$2,273,302
Blue Dart Express Ltd.	84,020	3,199,903
Blue Star Ltd.	207,370	2,306,091
Bosch Ltd.	65,057	10,933,461
Britannia Industries Ltd.	486,448	20,020,755
Can Fin Homes Ltd.	298,248	2,066,566
Ceat Ltd.	213,189	3,016,713
Century Plyboards India Ltd.	677,346	1,471,685
Century Textiles & Industries Ltd.	397,440	2,790,768
CESC Ltd.	594,050	5,325,398
Chambal Fertilizers and Chemicals Ltd.	1,047,536	2,045,212
Cholamandalam Financial Holdings Ltd.(a)	664,623	4,724,448
Cipla Ltd.	2,941,597	16,389,873
City Union Bank Ltd.	2,391,221	7,132,162
Coal India Ltd.	10,537,424	24,588,661
Colgate-Palmolive India Ltd.	510,706	9,096,359
Container Corp. of India Ltd.	1,780,196	12,571,821
Coromandel International Ltd.	632,834	5,397,296
CRISIL Ltd.	217,247	4,572,971
Crompton Greaves Consumer Electricals Ltd.	3,209,580	12,408,256
Dabur India Ltd.	4,811,555	33,076,003
Dalmia Bharat Ltd.(a)	421,728	4,570,388
DCB Bank Ltd.	1,933,369	4,334,626
Dilip Buildcon Ltd.(c)	335,943	1,392,790
Dish TV India Ltd.(a)	6,601,927	754,715
Dishman Carbogen Amcis Ltd.	680,134	726,149
Divi’s Laboratories Ltd.	704,093	20,556,189
DLF Ltd.	5,117,141	14,301,830
Dr Lal PathLabs Ltd.(c)	239,823	5,410,577
Dr. Reddy’s Laboratories Ltd.	982,064	39,832,328
Edelweiss Financial Services Ltd.	4,102,630	4,965,736
Eicher Motors Ltd.	115,654	26,606,550
EIH Ltd.	1,388,650	2,537,063
Endurance Technologies Ltd.(c)	261,871	3,561,525
Engineers India Ltd.	1,949,185	1,890,643
Equitas Holdings Ltd./India(a)	434,912	649,950
Escorts Ltd.	546,837	5,911,076
Exide Industries Ltd.	2,135,410	4,863,057
Federal Bank Ltd.	12,829,777	15,271,110
Finolex Cables Ltd.	919,336	4,137,601
Fortis Healthcare Ltd.(a)	4,105,168	8,762,963
Future Consumer Ltd.(a)	5,864,562	999,537
GAIL India Ltd.	13,588,565	19,657,688
GE T&D India Ltd.	825,295	1,378,017
Gillette India Ltd.	53,666	4,310,235
Glenmark Pharmaceuticals Ltd.	1,294,545	4,978,709
GMR Infrastructure Ltd.(a)	12,543,072	3,476,100
Godrej Consumer Products Ltd.	3,046,456	23,660,770
Godrej Industries Ltd.	896,520	4,870,346
Godrej Properties Ltd.(a)	548,642	7,625,529
Granules India Ltd.	1,278,579	2,786,857
Graphite India Ltd.	580,261	1,793,428
Grasim Industries Ltd.	2,601,060	24,768,053
Great Eastern Shipping Co. Ltd. (The)	509,261	1,705,946
Gujarat Fluorochemicals Ltd.(a)	250,860	1,751,944
Gujarat Narmada Valley Fertilizers &
Chemicals Ltd.	576,030	1,243,971
Gujarat Pipavav Port Ltd.	2,481,662	2,463,866
Gujarat State Petronet Ltd.	1,357,224	4,239,944
Havells India Ltd.	2,260,811	19,205,185

16	2 0 2 0 i S h a r e s S e m i - A n n u a l R e p o r t t o S h a r e h o l d e r s

Consolidated Schedule of Investments (unaudited) (continued)	iShares® Core MSCI Emerging Markets ETF
February 29, 2020	(Percentages shown are based on Net Assets)

Security	Shares	Value
India (continued)
HCL Technologies Ltd.	9,461,276	$70,054,149
HDFC Asset Management Co. Ltd.(c)	364,436	15,863,640
HDFC Life Insurance Co. Ltd. (c)	4,387,805	33,081,438
HEG Ltd.	108,368	1,315,943
Hemisphere Properties India Ltd.(a)	713,675	1,522,632
Hero MotoCorp Ltd.	837,482	23,809,938
Hexaware Technologies Ltd.	1,109,130	5,525,094
HFCL Ltd.	6,064,367	1,222,663
Himadri Speciality Chemical Ltd.	1,246,737	850,823
Hindalco Industries Ltd.	10,218,642	22,074,844
Hindustan Petroleum Corp. Ltd.	5,228,610	14,312,702
Hindustan Unilever Ltd.	5,961,289	179,641,989
Housing Development Finance Corp. Ltd.	14,402,767	434,223,443
ICICI Bank Ltd.	41,793,837	287,968,759
ICICI Lombard General Insurance Co. Ltd.(c)	1,550,729	26,573,028
ICICI Prudential Life Insurance Co. Ltd.(c)	2,861,619	18,692,170
ICICI Securities Ltd.(c)	648,961	4,282,194
IDFC First Bank Ltd.(a)	17,094,446	8,716,882
IDFC Ltd.	8,581,454	3,822,964
IIFL Finance Ltd.	1,233,786	2,784,962
IIFL Wealth Management Ltd.	204,322	4,144,763
India Cements Ltd. (The)	2,359,927	3,150,711
Indiabulls Housing Finance Ltd.	2,206,648	8,556,905
Indiabulls Ventures Ltd.	1,746,440	4,112,758
Indian Hotels Co. Ltd. (The)	4,308,071	8,058,885
Indian Oil Corp. Ltd.	16,201,694	23,741,007
Indraprastha Gas Ltd.	1,833,742	11,241,175
Info Edge India Ltd.	567,055	20,377,207
Infosys Ltd.	30,017,148	304,341,250
Inox Leisure Ltd.	451,050	2,680,331
InterGlobe Aviation Ltd.(c)	886,749	15,974,199
Ipca Laboratories Ltd.	372,249	7,022,014
IRB Infrastructure Developers Ltd.(a)	1,594,476	1,855,904
ITC Ltd.	29,787,195	81,538,925
Jammu & Kashmir Bank Ltd. (The)(a)	2,330,025	637,655
Jindal Steel & Power Ltd. (a)	3,754,854	8,007,372
JM Financial Ltd.	2,022,870	2,962,793
JSW Energy Ltd.	2,633,019	2,090,581
JSW Steel Ltd.	7,543,211	24,636,226
Jubilant Foodworks Ltd.	656,865	15,990,761
Jubilant Life Sciences Ltd.	700,814	4,916,647
Just Dial Ltd.(a)	384,031	2,480,297
Jyothy Labs Ltd.	859,392	1,466,507
Kajaria Ceramics Ltd.	600,779	4,365,934
Karnataka Bank Ltd. (The)	1,789,981	1,726,299
Karur Vysya Bank Ltd. (The)	3,499,439	2,026,903
Kaveri Seed Co. Ltd.	291,865	1,733,375
KEC International Ltd.	601,420	2,584,271
KEI Industries Ltd.	385,766	2,621,931
KPIT Technologies Ltd.(a)	1,535,395	1,739,267
KRBL Ltd.	528,219	1,828,739
L&T Technology Services Ltd. (c)	195,559	4,392,168
Lakshmi Machine Works Ltd.	36,019	1,613,724
Larsen & Toubro Ltd.	4,035,041	66,398,489
Lemon Tree Hotels Ltd.(a)(c)	2,344,349	1,676,217
LIC Housing Finance Ltd.	2,549,007	11,311,456
Lupin Ltd.	1,892,753	16,785,422
Mahanagar Gas Ltd.	424,839	5,918,047
Mahindra & Mahindra Financial Services Ltd.	1,793,960	8,532,605
Mahindra & Mahindra Ltd.	6,552,185	41,496,188
Security	Shares	Value
India (continued)
Mahindra CIE Automotive Ltd.(a)	911,672	$1,676,362
Manappuram Finance Ltd.	4,221,580	9,520,382
Marico Ltd.	3,730,622	15,443,563
Maruti Suzuki India Ltd.	915,650	79,718,994
Max Financial Services Ltd.(a)	1,368,853	10,950,065
Minda Industries Ltd.	605,485	3,130,307
Mindtree Ltd.	635,382	8,311,229
Motherson Sumi Systems Ltd.	8,415,320	12,086,437
Motilal Oswal Financial Services Ltd.	337,259	3,479,491
Mphasis Ltd.	796,181	9,615,292
Natco Pharma Ltd.	796,486	6,640,189
National Aluminium Co. Ltd.	6,965,156	3,233,211
NBCC India Ltd.	5,225,120	1,911,431
NCC Ltd./India	4,564,796	2,251,799
Nestle India Ltd.	216,616	47,361,366
NIIT Technologies Ltd.	187,121	4,381,303
NTPC Ltd.	20,346,953	30,040,778
Oberoi Realty Ltd.	520,062	3,674,862
Oil & Natural Gas Corp. Ltd.	21,776,995	27,746,488
Oil India Ltd.	2,214,470	3,313,995
Page Industries Ltd.	47,056	14,440,146
Persistent Systems Ltd.	367,763	3,548,830
Petronet LNG Ltd.	5,078,288	17,282,399
Pfizer Ltd.	98,581	5,729,152
Phillips Carbon Black Ltd.	739,666	1,087,450
Phoenix Mills Ltd. (The)	461,459	5,476,379
PI Industries Ltd.	670,460	14,225,820
Pidilite Industries Ltd.	1,119,966	23,481,769
Piramal Enterprises Ltd.	830,105	15,028,561
PNB Housing Finance Ltd.(c)	549,704	2,741,379
Power Finance Corp. Ltd.	5,505,737	8,350,059
Power Grid Corp. of India Ltd.	15,748,229	39,606,520
Prestige Estates Projects Ltd.	1,088,635	4,379,883
Procter & Gamble Health Ltd.(a)	38,126	2,209,108
PTC India Ltd.	2,609,540	1,800,743
PVR Ltd.	306,477	8,100,242
Quess Corp. Ltd.(a)(c)	644,650	4,593,190
Radico Khaitan Ltd.	596,940	3,394,661
Rain Industries Ltd.	1,181,613	1,691,352
Rajesh Exports Ltd.	685,296	6,250,207
Rallis India Ltd.	1,076,052	3,339,202
Ramco Cements Ltd. (The)	660,031	7,043,196
Raymond Ltd.	311,913	2,182,429
RBL Bank Ltd.(c)	2,970,299	11,972,979
REC Ltd.	5,962,117	9,732,045
Redington India Ltd.	2,739,911	4,174,361
Reliance Industries Ltd.	24,957,385	459,481,478
Repco Home Finance Ltd.	244,517	962,923
Sadbhav Engineering Ltd.	886,550	866,065
Sanofi India Ltd.	49,261	4,978,250
SBI Life Insurance Co. Ltd.(c)	3,015,757	37,208,301
Schaeffler India Ltd.	41,500	2,510,529
Shree Cement Ltd.	72,973	22,923,993
Shriram Transport Finance Co. Ltd.	1,211,919	20,089,635
Siemens Ltd.	599,627	10,832,628
Sobha Ltd.	498,346	2,050,906
Sonata Software Ltd.	379,943	1,763,424
SpiceJet Ltd.(a)	1,489,634	1,720,456
SRF Ltd.	178,373	9,624,122
State Bank of India(a)	15,608,979	65,535,326

C o n s o l i d a t e d S c h e d u l e o f I n v e s t m e n t s	17

Consolidated Schedule of Investments (unaudited) (continued)	iShares® Core MSCI Emerging Markets ETF
February 29, 2020	(Percentages shown are based on Net Assets)

Security	Shares	Value
India (continued)
Sterlite Technologies Ltd.	1,116,216	$1,422,192
Strides Pharma Science Ltd.	438,619	2,857,474
Sun Pharma Advanced Research Co. Ltd.(a)	840,266	1,699,336
Sun Pharmaceutical Industries Ltd.	7,281,569	37,624,929
Sundaram Finance Ltd.	255,734	5,594,840
Sundram Fasteners Ltd.	488,871	2,812,952
Sunteck Realty Ltd.	489,764	2,349,822
Supreme Industries Ltd.	339,855	6,212,446
Symphony Ltd.	133,700	2,353,772
Syngene International Ltd.(c)	884,582	3,682,107
Tata Chemicals Ltd.	735,767	7,279,421
Tata Communications Ltd.	692,652	3,463,860
Tata Consultancy Services Ltd.	7,967,311	220,817,087
Tata Consumer Products Ltd.	2,756,202	13,220,069
Tata Elxsi Ltd.	203,577	2,490,146
Tata Motors Ltd.(a)	14,237,231	25,439,304
Tata Power Co. Ltd. (The)	11,053,898	7,153,040
Tata Steel Ltd.	3,140,593	16,613,037
TeamLease Services Ltd.(a)	94,835	3,051,264
Tech Mahindra Ltd.	4,108,645	42,380,231
Thermax Ltd.	277,290	3,545,493
Titan Co. Ltd.	2,945,547	51,202,948
Torrent Power Ltd.	1,281,567	5,379,856
TTK Prestige Ltd.	61,536	4,857,437
Tube Investments of India Ltd.	906,598	6,632,955
TV18 Broadcast Ltd.(a)	7,262,022	2,269,146
UltraTech Cement Ltd.	866,928	50,688,875
United Spirits Ltd.(a)	2,500,105	23,777,283
UPL Ltd.	4,646,520	33,460,996
Varun Beverages Ltd.	610,722	6,880,910
Vedanta Ltd.	16,697,823	26,376,857
Venky’s India Ltd.	52,476	891,185
V-Guard Industries Ltd.	1,059,999	2,980,937
Vinati Organics Ltd.	225,632	2,938,132
VIP Industries Ltd.	311,257	1,767,675
V-Mart Retail Ltd.	79,578	2,459,593
Vodafone Idea Ltd.(a)	89,505,853	4,774,968
Voltas Ltd.	944,908	8,887,052
WABCO India Ltd.	38,416	3,604,479
Welspun India Ltd.	3,246,141	1,857,701
Westlife Development Ltd.(a)	333,416	2,076,934
Wipro Ltd.	9,744,606	29,901,867
Wockhardt Ltd.(a)	391,365	1,666,762
Yes Bank Ltd.	16,868,423	8,087,400
Zee Entertainment Enterprises Ltd.	7,305,163	24,223,168
Zensar Technologies Ltd.	528,480	1,000,683
		5,159,965,975
Indonesia — 1.8%
Ace Hardware Indonesia Tbk PT	77,872,200	8,222,783
Adaro Energy Tbk PT	129,704,200	10,441,425
Adhi Karya Persero Tbk PT	19,877,300	1,045,991
AKR Corporindo Tbk PT	18,980,200	3,505,665
Alam Sutera Realty Tbk PT(a)	137,577,000	1,457,516
Alfa Energi Investama Tbk PT(a)	9,318,600	61,702
Aneka Tambang Tbk	84,875,443	3,401,525
Astra International Tbk PT	174,745,300	67,291,708
Bank Central Asia Tbk PT	88,321,300	193,602,013
Bank Mandiri Persero Tbk PT	162,289,900	82,290,226
Bank Negara Indonesia Persero Tbk PT	64,722,100	31,690,033
Security	Shares	Value
Indonesia (continued)
Bank Pembangunan Daerah Jawa Barat Dan
Banten Tbk PT.	25,681,700	$1,593,080
Bank Rakyat Indonesia Persero Tbk PT	502,085,500	146,627,513
Bank Tabungan Negara Persero Tbk PT	39,494,876	4,679,651
Barito Pacific Tbk PT(a)	239,785,900	16,462,040
Bukit Asam Tbk PT	33,321,900	5,202,374
Bumi Resources Tbk PT(a)	495,009,100	1,725,071
Bumi Serpong Damai Tbk PT(a)	76,652,500	5,342,568
Charoen Pokphand Indonesia Tbk PT	65,829,500	26,152,859
Ciputra Development Tbk PT	97,015,627	6,389,947
Gudang Garam Tbk PT	4,166,800	14,811,417
Hanjaya Mandala Sampoerna Tbk PT	78,180,600	9,263,427
Hanson International Tbk PT(a)(d)	787,265,600	2,261,794
Indah Kiat Pulp & Paper Corp. Tbk PT	24,917,500	9,769,015
Indika Energy Tbk PT	21,932,500	1,146,498
Indocement Tunggal Prakarsa Tbk PT	16,305,600	16,961,915
Indofood CBP Sukses Makmur Tbk PT	20,483,300	14,669,169
Indofood Sukses Makmur Tbk PT	38,266,700	17,336,369
Inti Agri Resources Tbk PT(a)(d)	291,349,000	843,739
Japfa Comfeed Indonesia Tbk PT	35,195,200	3,434,276
Jasa Marga Persero Tbk PT	21,244,680	6,929,786
Kalbe Farma Tbk PT.	179,803,400	15,289,085
Krakatau Steel Persero Tbk PT(a)	70,304,914	1,127,035
Kresna Graha Investama Tbk PT(a)	129,450,900	4,258,639
Link Net Tbk PT	15,323,700	3,727,459
Matahari Department Store Tbk PT	21,988,300	4,812,216
Medco Energi Internasional Tbk PT(a)	68,005,900	2,986,145
Media Nusantara Citra Tbk PT	51,744,100	4,634,338
Mitra Adiperkasa Tbk PT	101,414,900	5,654,778
Pabrik Kertas Tjiwi Kimia Tbk PT	12,896,700	5,393,288
Pakuwon Jati Tbk PT	167,485,600	6,186,957
Panin Financial Tbk PT(a)	176,161,400	3,094,105
Perusahaan Gas Negara Tbk PT	96,497,100	8,608,907
Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	34,909,100	2,360,120
Pool Advista Indonesia Tbk PT(a)	13,195,900	45,987
PP Persero Tbk PT	31,958,750	2,684,112
PP Properti Tbk PT	201,194,600	715,172
Ramayana Lestari Sentosa Tbk PT	33,562,700	2,421,146
Sawit Sumbermas Sarana Tbk PT	51,654,900	2,916,220
Semen Indonesia Persero Tbk PT	26,106,300	19,060,010
Sentul City Tbk PT(a)	175,746,900	612,465
Sugih Energy Tbk PT(a)(d)	27,492,211	7,665
Summarecon Agung Tbk PT	87,136,300	5,101,550
Surya Citra Media Tbk PT	64,787,900	5,057,498
Telekomunikasi Indonesia Persero Tbk PT	431,992,200	105,081,218
Timah Tbk PT	38,077,752	1,526,029
Tower Bersama Infrastructure Tbk PT.	91,314,400	7,032,752
Trada Alam Minera Tbk PT(a)(d)	280,960,700	813,655
Unilever Indonesia Tbk PT	64,697,600	30,776,172
United Tractors Tbk PT	14,893,700	17,231,951
Waskita Beton Precast Tbk PT	118,722,700	1,539,113
Waskita Karya Persero Tbk PT	46,970,900	3,191,959
Wijaya Karya Persero Tbk PT	31,910,823	4,170,259
		992,731,100
Malaysia — 1.9%
Aeon Co. M Bhd	5,146,800	1,685,073
AEON Credit Service M Bhd(b)	2,374,600	7,774,491
AirAsia Group Bhd	14,201,300	3,369,229
Alliance Bank Malaysia Bhd(b)	9,474,700	5,192,540

18	2 0 2 0 i S h a r e s S e m i - A n n u a l R e p o r t t o S h a r e h o l d e r s

Consolidated Schedule of Investments (unaudited) (continued)	iShares® Core MSCI Emerging Markets ETF
February 29, 2020	(Percentages shown are based on Net Assets)

Security	Shares	Value
Malaysia (continued)
AMMB Holdings Bhd	14,529,800	$12,754,510
Axiata Group Bhd	24,305,900	24,104,072
Berjaya Corp. Bhd(a)(b)	44,034,606	2,246,131
Berjaya Sports Toto Bhd	6,425,873	3,826,558
Bermaz Auto Bhd	7,876,100	3,326,087
British American Tobacco Malaysia Bhd	1,344,400	3,967,814
Bursa Malaysia Bhd	5,269,500	6,888,480
Cahya Mata Sarawak Bhd(b)	5,772,000	2,615,544
Carlsberg Brewery Malaysia Bhd	1,750,400	13,222,476
CIMB Group Holdings Bhd	41,478,900	47,432,574
Dialog Group Bhd	33,701,696	26,705,496
DiGi.Com Bhd	26,276,100	25,933,233
DRB-Hicom Bhd(b)	8,459,400	4,455,485
FGV Holdings Bhd(a)	16,589,000	4,486,705
Fraser & Neave Holdings Bhd	1,215,400	8,858,147
Gamuda Bhd	15,339,500	12,045,966
Genting Bhd	18,788,000	22,064,199
Genting Malaysia Bhd	26,355,400	18,070,488
Genting Plantations Bhd(b)	3,407,300	8,099,916
Globetronics Technology Bhd	6,617,000	3,265,329
HAP Seng Consolidated Bhd	5,574,000	11,848,883
Hartalega Holdings Bhd	13,014,200	19,143,070
Hibiscus Petroleum Bhd(a)	16,623,200	2,957,865
Hong Leong Bank Bhd	5,410,000	19,637,722
Hong Leong Financial Group Bhd	1,934,700	7,022,754
IGB REIT	7,947,300	3,695,542
IHH Healthcare Bhd	19,291,200	26,087,744
IJM Corp. Bhd	23,915,000	11,007,141
Inari Amertron Bhd(b)	22,746,600	7,609,183
IOI Corp. Bhd	15,408,900	15,244,392
Kossan Rubber Industries	5,824,800	6,633,224
KPJ Healthcare Bhd(b)	28,519,900	6,563,298
Kuala Lumpur Kepong Bhd	3,566,600	18,480,319
Magnum Bhd(b)	8,437,200	4,824,117
Mah Sing Group Bhd(b)	15,355,323	2,459,037
Malayan Banking Bhd	32,555,800	65,034,362
Malaysia Airports Holdings Bhd	8,470,700	13,243,633
Malaysia Building Society Bhd(b)	14,522,900	2,653,056
Malaysian Pacific Industries Bhd(b)	881,300	2,283,226
Malaysian Resources Corp. Bhd(b)	20,966,900	2,835,381
Maxis Bhd(b)	20,379,500	26,254,018
MISC Bhd	10,661,100	19,197,568
My EG Services Bhd(b)	19,607,800	5,210,139
Nestle Malaysia Bhd	578,600	19,629,846
Padini Holdings Bhd(b)	3,657,800	2,620,772
Pavilion REIT	12,603,400	5,382,235
Petronas Chemicals Group Bhd	20,979,000	26,877,011
Petronas Dagangan Bhd	1,982,300	10,741,573
Petronas Gas Bhd	5,859,100	23,102,786
Pos Malaysia Bhd(b)	4,993,500	1,350,555
PPB Group Bhd	5,492,820	23,587,199
Press Metal Aluminium Holdings Bhd	12,822,600	14,176,350
Public Bank Bhd	26,793,260	108,698,635
QL Resources Bhd	6,679,995	12,932,090
RHB Bank Bhd	13,096,666	17,244,720
RHB Capital Bhd(a)(d)	1,769,000	4
Sapura Energy Bhd(b)	77,402,400	3,397,258
Scientex Bhd	2,150,500	4,591,815
Serba Dinamik Holdings Bhd	14,752,320	7,699,906
Sime Darby Bhd	23,941,000	11,359,905
Security	Shares	Value
Malaysia (continued)
Sime Darby Plantation Bhd	18,317,400	$21,554,995
Sime Darby Property Bhd	25,741,000	4,732,924
SKP Resources Bhd(b)	8,398,500	2,650,060
SP Setia Bhd Group	14,904,900	4,490,919
Sunway Bhd	19,631,386	8,243,785
Sunway Construction Group Bhd(b)	6,721,770	2,982,138
Sunway REIT(b)	18,867,700	8,505,013
Supermax Corp. Bhd	8,514,812	3,211,993
Telekom Malaysia Bhd	10,031,000	8,805,386
Tenaga Nasional Bhd	26,853,300	77,087,765
TIME dotCom Bhd	4,890,400	10,825,014
Top Glove Corp. Bhd	13,289,500	17,782,391
UEM Sunrise Bhd(a)(b)	16,273,800	2,277,946
UMW Holdings Bhd(b)	2,782,800	2,086,275
ViTrox Corp. Bhd	1,762,800	3,513,053
VS Industry Bhd	14,562,375	4,422,263
WCT Holdings Bhd(a)	10,452,954	1,611,962
Westports Holdings Bhd	7,900,000	6,447,450
Yinson Holdings Bhd(b)	5,124,800	8,693,314
YTL Corp. Bhd	27,407,166	5,494,438
		1,071,127,961
Mexico — 2.3%
Alfa SAB de CV, Class A	26,171,647	16,617,968
Alsea SAB de CV(a)	4,837,295	9,754,493
America Movil SAB de CV, Series L, NVS	293,424,572	230,038,106
Arca Continental SAB de CV	3,591,138	19,589,675
Banco del Bajio SA(c)	6,433,397	9,976,778
Bolsa Mexicana de Valores SAB de CV(b)	4,016,378	8,435,885
Cemex SAB de CV, CPO, NVS	132,345,783	42,384,879
Coca-Cola Femsa SAB de CV(b)	4,466,400	24,587,592
Concentradora Hipotecaria SAPI de CV(b)	2,751,181	2,555,715
Consorcio ARA SAB de CV	12,307,234	2,219,424
Controladora Vuela Cia. de Aviacion SAB de CV, Class A(a)	6,802,859	6,893,408
Corp Inmobiliaria Vesta SAB de CV	5,344,800	8,431,698
Credito Real SAB de CV SOFOM ER	1,638,000	1,736,753
El Puerto de Liverpool SAB de CV,
Series C1, NVS(b)	1,603,105	7,434,702
Fibra Uno Administracion SA de CV	28,049,800	41,926,279
Fomento Economico Mexicano SAB de CV	16,699,345	134,301,655
Genomma Lab Internacional SAB de CV, Class B(a)(b)	6,475,924	6,516,324
Gentera SAB de CV	8,814,692	8,411,059
Gruma SAB de CV, Series B	1,775,070	16,952,226
Grupo Aeromexico SAB de CV(a)	4,211,982	2,523,381
Grupo Aeroportuario del Centro Norte SAB de CV	3,003,900	19,615,293
Grupo Aeroportuario del Pacifico SAB de CV, Series B	3,183,400	34,357,853
Grupo Aeroportuario del Sureste SAB de CV, Class B	1,854,835	30,440,600
Grupo Bimbo SAB de CV, Series A	14,135,102	21,199,261
Grupo Carso SAB de CV, Series A1	4,204,136	11,474,224
Grupo Cementos de Chihuahua SAB de CV(b)	1,488,357	7,366,414
Grupo Comercial Chedraui SA de CV	3,801,059	4,863,528
Grupo Financiero Banorte SAB de CV, Class O	22,706,778	122,317,117
Grupo Financiero Inbursa SAB de CV, Class O	20,296,542	21,653,473
Grupo Herdez SAB de CV(b)	2,785,600	4,989,638
Grupo Mexico SAB de CV, Series B	30,830,720	72,293,689
Grupo Televisa SAB, CPO	21,179,156	39,402,335
Hoteles City Express SAB de CV(a)(b)	3,756,044	2,305,253

C o n s o l i d a t e d S c h e d u l e o f I n v e s t m e n t s	19

Consolidated Schedule of Investments (unaudited) (continued)	iShares® Core MSCI Emerging Markets ETF
February 29, 2020	(Percentages shown are based on Net Assets)

Security	Shares	Value
Mexico (continued)
Industrias Penoles SAB de CV	1,246,425	$11,171,957
Infraestructura Energetica Nova SAB de CV	4,719,471	20,411,745
Kimberly-Clark de Mexico SAB de CV, Class A	13,159,075	24,774,012
La Comer SAB de CV(a)(b)	5,502,896	6,487,894
Macquarie Mexico Real Estate Management SA de CV(c)	7,683,000	10,137,143
Megacable Holdings SAB de CV, CPO	2,555,477	8,506,854
Orbia Advance Corp. SAB de CV	9,335,183	18,150,238
PLA Administradora Industrial S. de RL de CV	7,299,649	10,929,285
Prologis Property Mexico SA de CV	2,650,345	5,566,709
Promotora y Operadora de Infraestructura SAB de CV(b)	2,024,215	19,645,515
Qualitas Controladora SAB de CV	2,336,378	9,945,524
Regional SAB de CV	2,130,847	11,778,778
Telesites SAB de CV(a)(b)	14,342,495	10,744,283
Unifin Financiera SAB de CV(b)	585,694	924,850
Wal-Mart de Mexico SAB de CV	45,453,396	126,740,962
		1,289,482,427
Pakistan — 0.1%
Engro Corp. Ltd./Pakistan	3,324,759	6,677,483
Engro Fertilizers Ltd.	6,132,847	2,510,200
Fauji Fertilizer Co. Ltd.	5,842,140	3,914,542
Habib Bank Ltd.	5,029,216	5,101,943
Hub Power Co. Ltd. (The)(a)	7,195,979	4,205,705
Lucky Cement Ltd.	1,176,129	3,721,866
MCB Bank Ltd.	3,793,700	4,809,534
National Bank of Pakistan(a)	5,096,314	1,295,553
Nishat Mills Ltd.	2,093,800	1,383,042
Oil & Gas Development Co. Ltd.	5,666,800	4,312,568
Pakistan Oilfields Ltd.	1,354,570	3,235,613
Pakistan State Oil Co. Ltd.	2,404,885	2,565,387
Searle Co. Ltd. (The)	1,044,775	1,182,711
United Bank Ltd./Pakistan	4,460,200	4,791,349
		49,707,496
Peru — 0.3%
Cia. de Minas Buenaventura SAA, ADR	1,822,375	20,319,481
Credicorp Ltd.	586,738	106,357,997
Southern Copper Corp.	746,330	25,114,005
		151,791,483
Philippines — 0.9%
Aboitiz Equity Ventures Inc.	17,920,630	14,993,916
Aboitiz Power Corp.	11,808,200	6,370,289
Alliance Global Group Inc.(a)	34,139,800	6,724,151
Altus San Nicolas Corp.	409,331	41,707
Ayala Corp.	2,346,895	30,501,578
Ayala Land Inc.	66,139,240	50,601,871
Bank of the Philippine Islands	7,623,523	11,081,963
BDO Unibank Inc.	17,199,976	46,901,357
Bloomberry Resorts Corp.	36,185,800	5,785,469
Cebu Air Inc.	2,826,890	4,078,818
Cosco Capital Inc.	30,898,600	3,782,389
D&L Industries Inc.	32,557,300	4,611,353
DoubleDragon Properties Corp.(a)	6,725,700	2,242,999
Filinvest Land Inc.	111,503,000	2,690,509
First Gen Corp.	12,824,700	4,614,125
Globe Telecom Inc.	297,990	10,399,690
GT Capital Holdings Inc.	842,370	11,749,388
International Container Terminal Services Inc.	8,916,780	18,542,004
JG Summit Holdings Inc.	25,991,733	34,417,694
Security	Shares	Value
Philippines (continued)
Jollibee Foods Corp.	3,810,860	$12,709,097
MacroAsia Corp.	4,775,900	787,005
Manila Electric Co.	1,754,900	9,288,318
Manila Water Co. Inc.	12,521,200	2,888,657
Megawide Construction Corp.	6,349,700	1,576,993
Megaworld Corp	94,185,200	6,282,093
Metro Pacific Investments Corp	125,722,800	7,571,731
Metropolitan Bank & Trust Co..	15,150,153	16,658,481
Petron Corp.	16,635,500	1,096,523
Pilipinas Shell Petroleum Corp.	2,001,100	1,022,632
PLDT Inc.	767,430	14,904,477
Robinsons Land Corp	20,176,413	8,430,752
Security Bank Corp.	2,142,780	6,490,343
Semirara Mining & Power Corp.	8,408,200	3,199,982
SM Investments Corp.	2,069,577	39,564,547
SM Prime Holdings Inc.	87,977,096	66,101,477
Universal Robina Corp	7,689,360	21,314,499
Vista Land & Lifescapes Inc.	46,244,400	5,697,201
Wilcon Depot Inc.	12,089,400	4,292,656
		500,008,734
Poland — 0.8%
Alior Bank SA(a)	889,254	4,736,433
Asseco Poland SA	520,512	8,013,564
Bank Millennium SA(a)	5,560,238	6,805,922
Bank Polska Kasa Opieki SA	1,440,093	32,157,097
Budimex SA	120,934	5,343,217
CCC SA(b)	263,847	4,814,922
CD Projekt SA.	643,420	45,449,177
Ciech SA(a)(b)	303,972	2,698,410
Cyfrowy Polsat SA	2,196,227	14,037,315
Dino Polska SA(a)(c)	470,201	16,910,874
Enea SA(a)(b)	2,143,482	3,044,487
Energa SA(a)	2,083,308	3,709,342
Eurocash SA(b)	789,040	3,626,298
Famur SA	1,397,208	917,840
Grupa Azoty SA(a)(b)	452,559	2,334,707
Grupa Lotos SA	815,016	12,291,286
Jastrzebska Spolka Weglowa SA(b)	668,464	2,293,940
KGHM Polska Miedz SA(a)	1,248,023	22,328,745
KRUK SA(b)	142,508	4,987,979
LPP SA	11,243	19,676,034
Lubelski Wegiel Bogdanka SA(b)	180,688	754,337
mBank SA(a)	131,277	9,922,273
Orange Polska SA(a)	5,821,915	9,110,816
PGE Polska Grupa Energetyczna SA(a)	7,515,933	8,521,120
PLAY Communications SA(c)	1,020,848	7,917,806
Polski Koncern Naftowy ORLEN SA	2,613,596	38,872,161
Polskie Gornictwo Naftowe i Gazownictwo SA.	15,689,255	12,606,478
Powszechna Kasa Oszczednosci Bank Polski SA	7,570,953	60,084,490
Powszechny Zaklad Ubezpieczen SA	5,185,515	45,703,869
Santander Bank Polska SA	309,690	19,699,762
Tauron Polska Energia SA(a)(b)	10,727,808	2,993,022
Warsaw Stock Exchange	328,335	3,164,514
		435,528,237
Qatar — 0.9%
Al Meera Consumer Goods Co. QSC	1,050,565	4,442,681
Barwa Real Estate Co.	15,153,710	12,816,550
Commercial Bank PSQC (The)	18,043,133	22,275,169
Doha Bank QPSC	13,434,516	8,503,554

20	2 0 2 0 i S h a r e s S e m i - A n n u a l R e p o r t t o S h a r e h o l d e r s

Consolidated Schedule of Investments (unaudited) (continued)	iShares® Core MSCI Emerging Markets ETF
February 29, 2020	(Percentages shown are based on Net Assets)

Security	Shares	Value
Qatar (continued)
Gulf International Services QSC(a)	9,270,384	$3,262,706
Industries Qatar QSC	15,914,330	39,033,592
Masraf Al Rayan QSC	32,731,219	36,345,200
Medicare Group	1,333,966	2,401,306
Mesaieed Petrochemical Holding Co.	39,425,301	19,038,764
Ooredoo QPSC	7,239,235	12,490,362
Qatar Aluminum Manufacturing Co.	27,226,649	4,553,498
Qatar Electricity & Water Co. QSC	4,764,688	19,564,171
Qatar Fuel QSC	4,218,000	22,210,297
Qatar Gas Transport Co. Ltd.	23,540,711	14,065,467
Qatar Insurance Co. SAQ	14,972,294	11,029,164
Qatar International Islamic Bank QSC	6,089,816	14,122,565
Qatar Islamic Bank SAQ	10,432,821	44,403,461
Qatar National Bank QPSC	39,392,678	202,482,212
Qatar National Cement Co. QSC	2,092,529	2,377,809
Qatar Navigation QSC	2,817,134	4,311,822
United Development Co. QSC	17,687,944	5,834,372
Vodafone Qatar QSC	18,004,097	5,074,136
		510,638,858
Russia — 3.3%
Aeroflot PJSC	5,401,857	7,470,961
Alrosa PJSC	21,836,140	23,197,649
Credit Bank of Moscow PJSC	58,195,531	4,892,928
Detsky Mir PJSC(c)	2,789,921	4,641,565
Gazprom PJSC	84,840,000	255,845,625
Gazprom PJSC, ADR	4,419,691	26,650,737
Inter RAO UES PJSC	326,265,681	25,266,170
LSR Group PJSC, GDR(f)	2,443,492	5,583,379
LUKOIL PJSC	3,678,569	311,994,107
M.Video PJSC	1,261,962	9,091,009
Magnit PJSC, GDR(f)	3,135,458	34,145,138
Magnitogorsk Iron & Steel Works PJSC	22,691,295	13,501,658
Mechel PJSC, ADR(a)	1,059,117	2,478,334
MMC Norilsk Nickel PJSC	570,315	171,858,315
Mobile TeleSystems PJSC, ADR	4,384,195	42,526,691
Moscow Exchange MICEX-RTS PJSC	11,135,951	16,418,899
Novatek PJSC, GDR(f)	801,759	114,892,065
Novolipetsk Steel PJSC	10,583,208	19,676,577
PhosAgro PJSC, GDR(f)	1,023,247	11,265,949
Polymetal International PLC	1,506,637	22,982,940
Polyus PJSC	241,528	30,421,027
Rosneft Oil Co. PJSC	1,867,320	11,209,478
Rosneft Oil Co. PJSC, GDR(f)	8,470,420	51,246,041
Rostelecom PJSC(a)	5,447,951	7,027,208
Safmar Financial Investment	522,326	3,957,863
Sberbank of Russia PJSC	94,898,980	329,548,006
Severstal PJSC	1,891,901	22,933,669
Sistema PJSFC, GDR(f)	1,413,455	6,414,259
Surgutneftegas PJSC	63,718,232	36,443,605
Tatneft PJSC	13,437,977	134,299,782
Unipro PJSC	118,466,082	5,267,510
VTB Bank PJSC	5,234,790,000	3,375,349
VTB Bank PJSC, GDR(f)	11,664,688	14,825,818
X5 Retail Group NV, GDR(f)	1,089,129	33,557,167
		1,814,907,478
Saudi Arabia — 2.6%
Abdullah Al Othaim Markets Co.	405,877	8,947,362
Advanced Petrochemical Co.	1,001,629	11,974,693
Al Hammadi Co. for Development and Investment(a)	706,252	4,488,084
Security	Shares	Value
Saudi Arabia (continued)
Al Rajhi Bank	10,660,444	$175,898,036
Aldrees Petroleum and Transport Services Co.	286,391	4,572,790
Alinma Bank	6,612,043	40,995,900
Almarai Co. JSC	2,297,421	28,047,949
Arab National Bank	5,077,004	34,239,158
Arabian Cement Co./Saudi Arabia	490,775	4,408,668
Arriyadh Development Co.	1,097,834	4,781,716
Bank AlBilad	3,277,962	20,935,618
Bank Al-Jazira	3,714,473	13,782,611
Banque Saudi Fransi	4,839,814	43,927,940
Bupa Arabia for Cooperative Insurance Co.	257,036	6,646,006
City Cement Co.	1,044,426	4,743,974
Co for Cooperative Insurance (The)(a)	560,432	10,277,948
Dallah Healthcare Co.	305,212	4,173,631
Dar Al Arkan Real Estate Development Co.(a)	4,761,601	11,892,897
Eastern Province Cement Co.	459,227	4,247,681
Emaar Economic City(a)	3,703,248	9,140,897
Etihad Etisalat Co.(a)	3,474,804	21,248,035
Fawaz Abdulaziz Al Hokair & Co.(a)	745,982	5,617,484
Herfy Food Services Co.	231,480	2,912,397
Jarir Marketing Co.	519,377	21,015,975
Leejam Sports Co. JSC	202,719	4,014,933
Mobile Telecommunications Co.(a)	2,675,038	7,216,149
Mouwasat Medical Services Co.	447,925	10,375,765
National Agriculture Development Co. (The)(a)	507,090	3,487,384
National Commercial Bank	10,568,939	124,804,478
National Industrialization Co.(a)	3,211,646	10,084,817
National Medical Care Co.	214,836	2,714,441
Qassim Cement Co. (The)	443,106	8,031,776
Rabigh Refining & Petrochemical Co.(a)	2,104,565	8,807,589
Riyad Bank	10,570,854	61,765,459
Sahara International Petrochemical Co..	3,331,994	13,855,553
Samba Financial Group	8,725,190	62,447,381
Saudi Airlines Catering Co.	388,472	9,443,862
Saudi Arabian Fertilizer Co.	1,505,956	26,975,941
Saudi Arabian Mining Co.(a)	3,788,236	38,473,089
Saudi Arabian Oil Co.(a)(c)	9,498,557	84,440,058
Saudi Basic Industries Corp	6,596,186	138,376,606
Saudi British Bank (The)	6,275,569	47,173,410
Saudi Cement Co.	682,183	11,092,406
Saudi Electricity Co.	7,425,157	33,251,403
Saudi Industrial Investment Group	2,110,003	11,856,288
Saudi Kayan Petrochemical Co.(a)	6,946,339	16,405,321
Saudi Pharmaceutical Industries & Medical
Appliances Corp.	639,480	4,772,875
Saudi Research & Marketing Group(a)	345,540	6,419,869
Saudi Telecom Co.	3,522,228	77,551,921
Saudia Dairy & Foodstuff Co.	152,246	5,608,529
Savola Group (The)(a)	2,384,602	21,262,145
Seera Group Holding	1,579,618	8,337,048
Southern Province Cement Co.	576,995	9,182,088
United Electronics Co.	224,317	4,693,825
United International Transportation Co.	366,013	3,390,364
Yamama Cement Co.(a)	1,036,648	6,609,788
Yanbu Cement Co.	734,251	7,222,141
Yanbu National Petrochemical Co.	2,081,003	27,458,256
		1,416,520,408
South Africa — 4.2%
Absa Group Ltd.	6,239,190	52,470,828
Adcock Ingram Holdings Ltd.	649,372	1,656,504

C o n s o l i d a t e d S c h e d u l e o f I n v e s t m e n t s	21

Consolidated Schedule of Investments (unaudited) (continued)	iShares® Core MSCI Emerging Markets ETF
February 29, 2020	(Percentages shown are based on Net Assets)

Security	Shares	Value
South Africa (continued)
Advtech Ltd.	6,238,171	$3,671,962
AECI Ltd.	1,150,448	7,620,900
African Rainbow Minerals Ltd.	1,035,146	8,981,157
Alexander Forbes Group Holdings Ltd.	6,046,249	1,802,556
Anglo American Platinum Ltd.	499,199	33,234,662
AngloGold Ashanti Ltd.	3,562,200	62,897,517
Aspen Pharmacare Holdings Ltd.(a)	3,431,606	21,813,597
Astral Foods Ltd.	386,806	4,615,166
Attacq Ltd.	6,199,716	3,645,385
AVI Ltd.	2,846,918	13,210,756
Barloworld Ltd.	1,858,521	9,575,255
Bid Corp. Ltd.	2,931,616	51,830,427
Bidvest Group Ltd. (The)	2,457,975	28,124,178
Brait SE(a)(b)	9,103,897	3,761,582
Capitec Bank Holdings Ltd.	400,127	33,064,940
Cashbuild Ltd.(b)	239,056	2,461,753
City Lodge Hotels Ltd.(b)	435,122	1,352,539
Clicks Group Ltd.	2,286,546	34,229,513
Coronation Fund Managers Ltd.	2,085,155	5,213,053
Curro Holdings Ltd.(b)	1,300,290	943,096
DataTec Ltd.	1,736,470	3,377,681
Dis-Chem Pharmacies Ltd.(b)(c)	3,203,875	4,403,126
Discovery Ltd.	3,504,034	21,449,860
Emira Property Fund Ltd.	5,693,913	4,260,074
Equites Property Fund Ltd.	3,873,476	4,252,292
Exxaro Resources Ltd.	2,216,989	15,783,795
Famous Brands Ltd.	901,935	3,073,052
FirstRand Ltd.	28,987,311	101,565,686
Fortress REIT Ltd., Series A	11,033,604	11,327,127
Foschini Group Ltd. (The)	2,028,920	16,086,654
Gold Fields Ltd.	7,349,780	43,085,320
Grindrod Ltd.	5,374,083	1,451,855
Growthpoint Properties Ltd.	25,763,286	28,823,306
Harmony Gold Mining Co. Ltd.(a)	4,167,936	14,717,531
Hosken Consolidated Investments Ltd.	725,888	3,358,238
Hudaco Industries Ltd.	513,773	3,122,841
Hyprop Investments Ltd.	2,437,573	6,915,353
Impala Platinum Holdings Ltd.(a)	7,004,008	55,496,907
Imperial Logistics Ltd.	1,500,133	4,336,907
Investec Ltd.	2,570,171	12,885,573
JSE Ltd.	823,844	5,236,907
KAP Industrial Holdings Ltd.	24,146,622	4,481,972
Kumba Iron Ore Ltd.	573,004	10,223,121
Liberty Holdings Ltd.	1,080,369	6,435,583
Life Healthcare Group Holdings Ltd.	12,126,689	17,190,043
Massmart Holdings Ltd.(b)	1,103,953	3,140,317
Momentum Metropolitan Holdings	7,864,630	8,898,733
Motus Holdings Ltd.	1,481,312	6,873,838
Mr. Price Group Ltd.	2,257,420	21,663,713
MTN Group Ltd.(b)	14,878,783	69,705,133
MultiChoice Group Ltd.(a)	4,087,681	23,494,779
Murray & Roberts Holdings Ltd.	3,711,094	2,165,581
Nampak Ltd.(a)	6,491,888	1,361,805
Naspers Ltd., Class N	3,863,053	584,667,540
Nedbank Group Ltd.	3,193,187	35,848,378
NEPI Rockcastle PLC	3,374,013	24,450,147
Netcare Ltd.	10,666,920	12,408,520
Northam Platinum Ltd.(a)	3,260,736	23,050,977
Oceana Group Ltd.	772,514	2,686,108
Old Mutual Ltd.	42,342,323	42,149,876
Security	Shares	Value
South Africa (continued)
Omnia Holdings Ltd.(a)(b)	1,742,810	$2,770,726
Pepkor Holdings Ltd.(c)	6,254,206	6,106,513
Pick n Pay Stores Ltd.	3,214,568	11,287,718
Pioneer Foods Group Ltd.	1,079,784	7,479,520
PPC Ltd.(a)	15,867,940	1,492,836
PSG Group Ltd.	1,315,439	15,603,148
Rand Merchant Investment Holdings Ltd.	7,035,417	11,122,323
Redefine Properties Ltd.	47,684,885	16,459,265
Reinet Investments SCA	1,301,340	26,667,068
Remgro Ltd.	4,562,052	46,399,156
Resilient REIT Ltd.(b)	2,568,415	9,389,413
Reunert Ltd.	1,707,817	6,018,585
RMB Holdings Ltd.	6,846,295	30,489,872
Royal Bafokeng Platinum Ltd.(a)	1,109,851	3,526,774
SA Corporate Real Estate Ltd.	21,618,952	2,858,432
Sanlam Ltd.	16,188,322	66,866,933
Sappi Ltd.(a)	5,121,891	9,500,479
Sasol Ltd.	4,977,049	58,814,062
Shoprite Holdings Ltd.	4,127,800	29,419,250
Sibanye Stillwater Ltd.(a)(b)	20,456,782	40,922,667
SPAR Group Ltd. (The)	1,626,201	16,953,054
Standard Bank Group Ltd.	11,192,914	105,657,294
Steinhoff International Holdings NV(a)(b)	36,479,269	3,107,283
Sun International Ltd./South Africa(a)	1,119,597	2,241,827
Super Group Ltd./South Africa(a)	3,481,703	4,716,339
Telkom SA SOC Ltd.	2,888,016	4,787,812
Tiger Brands Ltd.	1,421,392	13,680,384
Tongaat Hulett Ltd.(a)	56,414	11,619
Truworths International Ltd.	3,933,286	11,233,674
Tsogo Sun Gaming Ltd.	4,849,716	2,826,933
Tsogo Sun Hotels Ltd.(a)	4,846,189	927,250
Vodacom Group Ltd.	5,565,094	38,796,291
Vukile Property Fund Ltd.	6,469,290	6,028,655
Wilson Bayly Holmes-Ovcon Ltd.	523,207	3,285,280
Woolworths Holdings Ltd.	8,680,459	19,726,435
Zeder Investments Ltd.	13,428,694	3,619,341
		2,292,877,786
South Korea — 11.0%
ABLBio Inc.(a)(b)	233,885	3,341,214
Advanced Process Systems Corp.(a)	116,299	2,556,759
Aekyung Industrial Co. Ltd.(b)	85,894	1,838,818
AfreecaTV Co. Ltd.(b)	74,199	3,329,638
Ahnlab Inc.(b)	63,698	2,811,209
AK Holdings Inc.	72,815	1,441,911
Amicogen Inc.(a)	155,693	2,801,064
Amorepacific Corp.(a)(b)	282,073	37,392,963
AMOREPACIFIC Group(a)	257,050	13,122,355
Ananti Inc.(a)(b)	476,406	2,687,016
Anterogen Co. Ltd.(a)	55,405	1,478,075
Asia Cement Co. Ltd.(b)	18,396	946,686
Asiana Airlines Inc.(a)	1,115,748	3,734,471
BGF retail Co. Ltd.	68,909	8,595,894
BH Co. Ltd.(a)(b)	211,626	3,092,928
Binex Co. Ltd.(a)(b)	359,597	2,075,566
Binggrae Co. Ltd.(a)(b)	68,544	3,030,723
BNK Financial Group Inc.	2,333,661	11,855,651
Bukwang Pharmaceutical Co. Ltd.	391,196	4,042,412
Cafe24 Corp.(a)(b)	63,426	1,786,059
Caregen Co. Ltd.(a)(d)	51,993	2,540,677
Celltrion Healthcare Co. Ltd.(a)(b)	465,708	24,847,986

22	2 0 2 0 i S h a r e s S e m i - A n n u a l R e p o r t t o S h a r e h o l d e r s

Consolidated Schedule of Investments (unaudited) (continued)	iShares® Core MSCI Emerging Markets ETF
February 29, 2020	(Percentages shown are based on Net Assets)

Security	Shares	Value
South Korea (continued)
Celltrion Inc.(a)(b)	825,728	$115,581,523
Celltrion Pharm Inc.(a)(b)	159,029	5,224,584
Chabiotech Co. Ltd.(a)(b)	384,769	3,928,477
Cheil Worldwide Inc.	581,686	9,267,702
Chong Kun Dang Pharmaceutical Corp.(a)	63,660	4,528,797
CJ CGV Co. Ltd.(a)(b)	143,278	2,784,159
CJ CheilJedang Corp.	72,532	14,572,094
CJ Corp.	128,413	8,511,525
CJ ENM Co. Ltd.	95,863	9,929,655
CJ Freshway Corp.(b)	69,742	1,217,398
CJ Logistics Corp.(a)(b)	77,904	8,563,346
CMG Pharmaceutical Co. Ltd.(a)(b)	1,042,593	3,068,975
Com2uSCorp.	93,256	7,494,266
Cosmax Inc.(b)	73,936	4,571,917
Coway Co. Ltd.	450,341	25,548,370
CrystalGenomics Inc.(a)(b)	399,812	3,571,807
Cuckoo Holdings Co. Ltd.(a)	17,132	1,365,482
Cuckoo Homesys Co. Ltd.(a)	62,596	1,953,387
Dae Hwa Pharmaceutical Co. Ltd.(b)	167,698	1,355,944
Daea TI Co. Ltd.(b)	574,798	1,907,317
Daeduck Electronics Co.	629,553	4,857,070
Daekyo Co. Ltd.	433,510	1,788,296
Daelim Industrial Co. Ltd.(a)	236,568	14,122,009
Daesang Corp.(a)	201,013	3,244,014
Daewoo Engineering & Construction Co. Ltd.(a)	1,695,923	5,655,404
Daewoo Shipbuilding & Marine Engineering Co. Ltd.(a)	352,469	6,428,315
Daewoong Co. Ltd.	226,334	1,891,552
Daewoong Pharmaceutical Co. Ltd.	43,104	3,726,571
Daishin Securities Co. Ltd. (a)	394,124	3,050,445
Daou Technology Inc.(b)	293,019	3,860,275
DB HiTek Co. Ltd.	358,576	7,026,850
DB Insurance Co. Ltd.	429,085	15,297,967
Dentium Co. Ltd.(a)(b)	67,588	2,331,772
DGB Financial Group Inc.	1,491,595	6,889,953
DIO Corp.(a)	100,182	2,734,486
Dong-A Socio Holdings Co. Ltd.	44,162	3,112,612
Dong-A ST Co. Ltd.	52,191	3,828,916
DongKook Pharmaceutical Co. Ltd.	62,680	4,314,572
Dongkuk Steel Mill Co. Ltd. (a)(b)	696,068	2,682,255
Dongsuh Cos. Inc.	324,724	4,184,381
Dongsung Pharmaceutical Co. Ltd.(a)(b)	183,542	1,836,176
Dongwon F&B Co. Ltd.	10,951	1,898,053
Dongwon Industries Co. Ltd.(b)	15,814	2,552,115
Doosan Bobcat Inc.	437,273	10,225,239
Doosan Heavy Industries & Construction
Co. Ltd.(a)(b)	1,270,218	5,239,845
Doosan Infracore Co. Ltd.(a)(b)	1,338,955	4,630,392
DoubleUGames Co. Ltd.	83,376	2,821,534
Douzone Bizon Co. Ltd.(b)	177,618	12,577,314
E1 Corp.(b)	38,928	1,304,545
Ecopro Co. Ltd.(b)	213,176	3,993,210
E-MART Inc.	185,841	16,066,945
Enzychem Lifesciences Corp.(a)(b)	67,648	3,174,916
Eo Technics Co Ltd.(a)(b)	82,318	5,991,693
Eugene Corp.(b)	565,600	1,765,026
F&F Co. Ltd.(b)	56,850	4,428,168
Feelux Co. Ltd.(a)(b)	539,520	2,327,777
Fila Holdings Corp.(b)	448,431	14,178,469
Foosung Co. Ltd.(b)	492,793	2,905,227
Security	Shares	Value
South Korea (continued)
GemVax & Kael Co. Ltd.(a)(b)	307,718	$6,967,678
Genexine Co. Ltd.(a)	138,378	6,790,719
Grand Korea Leisure Co. Ltd.	304,738	4,215,396
Green Cross Cell Corp.	64,993	1,835,537
Green Cross Corp./South Korea	58,584	5,474,915
Green Cross Holdings Corp.	248,344	3,588,668
Green Cross LabCell Corp.(b)	65,847	1,556,039
GS Engineering & Construction Corp.(b)	527,208	11,394,986
GS Holdings Corp.	413,130	14,031,793
GS Home Shopping Inc.	32,551	3,323,445
GS Retail Co. Ltd.	228,003	6,636,399
G-treeBNT Co. Ltd.(a)(b)	205,310	3,972,651
Halla Holdings Corp.	83,129	2,419,605
Hana Financial Group Inc.	2,597,654	67,160,425
Hana Tour Service Inc.(b)	101,930	3,550,135
Hanall Biopharma Co. Ltd.(a)(b)	269,682	5,207,116
Hancom Inc.(a)(b)	273,108	2,248,728
Handok Inc.(b)	89,223	1,612,552
Handsome Co. Ltd.	133,498	2,693,043
Hanil Cement Co. Ltd./New	23,999	1,434,605
Hanjin Kal Corp.(a)(b)	404,180	22,363,850
Hanjin Transportation Co. Ltd.(a)(b)	77,272	1,965,998
Hankook Shell Oil Co. Ltd.(b)	10,843	2,330,196
Hankook Technology Group Co. Ltd.(b)	282,580	2,850,231
Hankook Tire & Technology Co. Ltd.	651,443	13,677,889
Hanmi Pharm Co. Ltd.(a)	57,770	12,414,961
Hanon Systems	1,541,951	13,394,469
Hansae Co. Ltd.(b)	165,778	1,856,386
Hansol Chemical Co. Ltd.	86,595	6,616,728
Hanssem Co. Ltd.(b)	99,279	5,231,664
Hanwha Aerospace Co. Ltd.(a)	325,987	7,381,344
Hanwha Corp	363,975	6,008,809
Hanwha General Insurance Co. Ltd.(a)(b)	735,810	1,335,909
Hanwha Investment & Securities Co. Ltd.(a)	1,628,123	2,352,701
Hanwha Life Insurance Co. Ltd.	3,381,489	4,594,036
Hanwha Solutions Corp	922,295	13,555,344
Harim Holdings Co. Ltd.	349,386	2,031,013
HDC Holdings Co. Ltd.	369,772	2,773,671
HDC Hyundai Development Co-Engineering & Construction, Class E(b)	233,072	3,463,935
Helixmith Co. Ltd.(a)(b)	174,240	8,909,266
Hite Jinro Co. Ltd.(a)	300,942	6,591,237
HLB Inc.(a)(b)	296,737	23,577,703
HLB Life Science Co. Ltd.(a)(b)	373,597	6,875,169
Hotel Shilla Co. Ltd.(b)	275,136	18,191,372
HS Industries Co. Ltd.(a)	380,495	3,414,900
Huchems Fine Chemical Corp.	183,089	2,773,847
Hugel Inc.(a)	25,135	7,758,840
Huons Co. Ltd.	65,460	2,368,849
Huons Global Co. Ltd.	73,300	1,695,949
Hy-Lok Corp.	131,419	1,536,558
Hyosung Advanced Materials Corp.(a)	25,098	1,702,820
Hyosung Chemical Corp.	19,606	1,678,900
Hyosung Corp.(b)	86,597	4,941,270
Hyosung Heavy Industries Corp.(a)(b)	60,451	983,044
Hyosung TNC Co. Ltd.	22,828	2,772,441
Hyundai Construction Equipment Co. Ltd.(a)	122,826	2,073,226
Hyundai Department Store Co. Ltd.	123,397	7,203,662
Hyundai Electric & Energy System Co. Ltd.(a)(b)	222,649	1,582,100
Hyundai Elevator Co. Ltd.(a)	149,214	6,609,891

C o n s o l i d a t e d S c h e d u l e o f I n v e s t m e n t s	23

Consolidated Schedule of Investments (unaudited) (continued)	iShares® Core MSCI Emerging Markets ETF
February 29, 2020	(Percentages shown are based on Net Assets)

Security	Shares	Value
South Korea (continued)
Hyundai Engineering & Construction Co. Ltd.	684,120	$19,546,286
Hyundai Glovis Co. Ltd.	161,096	16,315,198
Hyundai Greenfood Co. Ltd.	450,019	3,205,158
Hyundai Heavy Industries Holdings Co. Ltd.	85,999	19,154,162
Hyundai Home Shopping Network Corp.	61,642	3,766,024
Hyundai Livart Furniture Co. Ltd.	162,466	1,245,417
Hyundai Marine & Fire Insurance Co. Ltd.	546,550	10,170,465
Hyundai Merchant Marine Co. Ltd. (a)(b)	2,542,273	6,813,585
Hyundai Mipo Dockyard Co. Ltd.	219,021	6,537,267
Hyundai Mobis Co. Ltd.	582,705	100,755,908
Hyundai Motor Co.	1,302,984	123,378,477
Hyundai Rotem Co. Ltd.(a)(b)	444,093	4,826,700
Hyundai Steel Co.	713,854	14,018,459
Hyundai Wia Corp.(b)	149,780	4,741,903
Il Dong Pharmaceutical Co. Ltd.	142,924	1,600,466
Iljin Materials Co. Ltd.(a)(b)	199,779	7,624,336
Ilyang Pharmaceutical Co. Ltd.	204,723	3,472,453
InBody Co. Ltd.(a)	118,608	1,899,486
Industrial Bank of Korea(a)	2,121,518	16,612,298
Innocean Worldwide Inc.(b)	83,666	4,663,803
Innox Advanced Materials Co. Ltd. (a)(b)	68,808	2,365,364
Inscobee Inc.(a)(b)	889,127	2,024,237
iNtRON Biotechnology Inc.(a)(b)	256,224	2,278,484
IS Dongseo Co. Ltd.	149,958	3,309,077
JB Financial Group Co. Ltd.	1,078,287	4,448,100
Jcontentree Corp.(a)	61,628	1,778,560
Jeil Pharmaceutical Co. Ltd.	69,050	1,580,560
Jejuair Co. Ltd.(a)	99,738	1,650,666
Jusung Engineering Co. Ltd.	404,994	2,014,132
JW Holdings Corp.(b)	422,763	1,743,963
JW Pharmaceutical Corp.	155,376	3,108,799
JYP Entertainment Corp.	248,151	4,321,444
Kakao Corp.	440,263	62,350,956
Kangwon Land Inc.(a)	1,015,596	19,065,944
KB Financial Group Inc.	3,458,055	110,760,263
KCC Corp.	45,144	6,188,947
KCC Glass Corp.(a)	45,549	997,615
KEPCO Engineering & Construction Co. Inc.(a)(b)	144,037	2,140,690
KEPCO Plant Service & Engineering Co. Ltd.(a)	217,192	5,946,179
Kginicis Co. Ltd.	166,310	2,725,047
Kia Motors Corp.	2,298,724	68,611,564
KISWIRE Ltd.(a)	109,969	1,539,294
KIWOOM Securities Co. Ltd.(a)	108,693	5,915,691
KMW Co. Ltd.(a)(b)	231,242	9,263,008
Koh Young Technology Inc.(a)	102,816	8,076,284
Kolmar BNH Co. Ltd.(a)	87,409	1,925,229
Kolmar Korea Co. Ltd.(a)(b)	138,150	4,658,084
Kolmar Korea Holdings Co. Ltd.(a)	140,643	2,518,720
Kolon Corp.	97,012	1,130,276
Kolon Industries Inc.	167,314	4,608,195
Komipharm International Co. Ltd.(a)(b)	378,725	6,189,948
Korea Aerospace Industries Ltd.(a)	655,239	13,838,518
Korea Electric Power Corp.(a)	2,226,787	39,053,572
Korea Gas Corp.	267,019	6,178,044
Korea Investment Holdings Co. Ltd.(a)	359,973	18,613,672
Korea Line Corp.(a)	128,330	1,785,737
Korea Petrochemical Ind. Co Ltd.	35,518	2,503,368
Korea REIT Co. Ltd.	1,863,515	2,946,026
Korea Shipbuilding & Offshore Engineering Co. Ltd.(a)	342,289	29,310,874
Security	Shares	Value
South Korea (continued)
Korea Zinc Co. Ltd.(a)	71,856	$24,523,929
Korean Air Lines Co. Ltd.(a)	400,098	7,346,386
Korean Reinsurance Co.	916,906	6,152,972
KT Skylife Co. Ltd.	316,301	1,916,818
KT&G Corp.	995,027	69,393,814
Kumho Industrial Co. Ltd.(a)(b)	176,415	1,128,649
Kumho Petrochemical Co. Ltd.	163,750	7,995,368
Kumho Tire Co. Inc.(a)(b)	981,951	2,963,236
Kwang Dong Pharmaceutical Co. Ltd.	503,088	2,356,995
Kyung Dong Navien Co. Ltd.(b)	65,132	1,989,623
L&F Co. Ltd.(b)	152,321	2,721,586
LEENO Industrial Inc.	98,275	6,538,180
LegoChem Biosciences Inc.(a)(b)	72,452	2,678,547
LF Corp.	176,495	1,823,806
LG Chem Ltd.	399,122	120,936,102
LG Corp.	809,603	44,996,462
LG Display Co. Ltd.(a)(b)	2,019,674	22,616,358
LG Electronics Inc.	918,666	45,687,465
LG Hausys Ltd.	71,438	2,688,116
LG Household & Health Care Ltd.	81,489	81,925,129
LG Innotek Co. Ltd.	123,237	13,191,280
LG International Corp.(b)	328,818	3,045,865
LG Uplus Corp.	1,409,027	15,314,250
LIG Nex1 Co. Ltd.	97,157	2,083,936
Lock&Lock Co. Ltd.(a)	226,030	2,279,842
Lotte Chemical Corp.(b)	148,119	22,867,281
Lotte Chilsung Beverage Co. Ltd.(a)	33,708	3,122,396
Lotte Confectionery Co. Ltd.(b)	20,944	2,328,069
Lotte Corp.	258,417	6,181,156
LOTTE Fine Chemical Co. Ltd.	174,647	4,774,212
Lotte Food Co. Ltd.(a)	5,453	1,488,406
LOTTE Himart Co. Ltd.	101,429	1,762,167
Lotte Shopping Co. Ltd.	100,127	7,848,572
Lotte Tour Development Co. Ltd.(a)(b)	145,743	1,254,026
LS Corp.	172,191	5,111,145
LS Industrial Systems Co. Ltd.	146,799	5,270,018
Maeil Dairies Co. Ltd.(a)	40,565	2,688,746
Mando Corp.(b)	286,494	7,029,659
Medipost Co. Ltd.(a)(b)	162,046	3,695,903
Medy-Tox Inc.(b)	40,823	9,865,418
MeereCo. Inc.(b)	57,182	1,205,318
Meritz Financial Group Inc..	330,200	2,773,191
Meritz Fire & Marine Insurance Co. Ltd.	443,461	5,367,539
Meritz Securities Co. Ltd.(b)	2,601,141	7,442,540
Mezzion Pharma Co. Ltd.(a)(b)	58,881	6,777,739
Mirae Asset Daewoo Co. Ltd.(a)	3,299,418	17,223,804
Mirae Asset Life Insurance Co. Ltd.	653,883	2,148,204
Modetour Network Inc.(a)	178,978	2,085,252
Muhak Co. Ltd.(a)(b)	212,563	1,078,129
Namhae Chemical Corp.(a)(b)	263,047	1,503,126
Namyang Dairy Products Co. Ltd.(a)(b)	6,353	1,979,918
Naturecell Co. Ltd.(a)(b)	469,681	2,807,644
NAVER Corp.	1,221,170	174,955,603
NCSoft Corp.	149,571	79,927,196
Netmarble Corp.(a)(b)(c)	223,799	16,326,547
Nexen Corp.	523,380	2,154,714
Nexen Tire Corp.(a)	319,770	1,690,345
NH Investment & Securities Co. Ltd.(a)	1,151,740	9,464,278
NHN Corp.(a)	94,187	5,405,380
NICE Holdings Co. Ltd.(a)	214,470	3,637,779

24	2 0 2 0 i S h a r e s S e m i - A n n u a l R e p o r t t o S h a r e h o l d e r s

Consolidated Schedule of Investments (unaudited) (continued)	iShares® Core MSCI Emerging Markets ETF
February 29, 2020	(Percentages shown are based on Net Assets)

Security	Shares	Value
South Korea (continued)
NICE Information Service Co. Ltd.(a)	362,550	$4,656,879
NKMax Co. Ltd.(a)	339,933	2,636,615
Nong Shim Holdings Co. Ltd.(b)	36,733	2,289,574
NongShim Co. Ltd.	28,383	6,169,709
NS Shopping Co. Ltd.	212,841	1,288,087
OCI Co. Ltd.(a)(b)	173,854	7,050,070
Orion Corp.	210,753	16,363,942
Orion Holdings Corp.	238,557	2,799,043
Oscotec Inc.(a)(b)	193,274	3,222,559
Osstem Implant Co. Ltd.(a)	106,163	2,840,920
Ottogi Corp.	12,187	4,987,187
Pan Ocean Co. Ltd.(a)	2,367,059	7,279,510
Paradise Co. Ltd.(b)	453,585	6,124,985
Partron Co. Ltd.(b)	369,442	2,722,524
Pearl Abyss Corp.(a)(b)	56,363	8,223,568
Pharmicell Co. Ltd.(a)(b)	526,944	3,358,210
Poongsan Corp.	224,503	3,770,985
POSCO	686,706	110,540,159
POSCO Chemical Co. Ltd.(b)	213,113	9,633,515
Posco ICT Co. Ltd.	734,035	2,695,592
Posco International Corp.	479,268	5,899,594
RFHIC Corp.(b)	121,731	2,981,883
S&T Motiv Co. Ltd.	77,712	2,511,483
S-1 Corp.	144,512	9,780,886
Sam Chun Dang Pharm Co. Ltd.	128,837	4,190,252
Samchully Co. Ltd.(a)	33,205	2,143,493
Samjin Pharmaceutical Co. Ltd.(b)	126,081	2,356,557
Samsung Biologics Co. Ltd.(a)(b)(c)	145,089	55,371,553
Samsung C&T Corp.	741,368	64,400,431
Samsung Card Co. Ltd.	164,062	4,552,400
Samsung Electro-Mechanics Co. Ltd.(b)	484,620	50,277,579
Samsung Electronics Co. Ltd.	41,661,767	1,859,257,119
Samsung Engineering Co. Ltd.(a)	1,383,996	16,067,800
Samsung Fire & Marine Insurance Co. Ltd.	267,371	43,589,508
Samsung Heavy Industries Co. Ltd.(a)(b)	3,889,637	18,671,539
Samsung Life Insurance Co. Ltd.	597,283	28,769,910
Samsung SDI Co. Ltd.	482,589	117,220,054
Samsung SDS Co. Ltd.	297,572	40,795,173
Samsung Securities Co. Ltd.	511,973	13,953,319
Samwha Capacitor Co. Ltd.(b)	79,877	3,840,936
Samyang Corp.(b)	64,442	2,013,647
Samyang Foods Co. Ltd.(b)	43,716	3,077,578
Samyang Holdings Corp.	50,482	2,042,973
Sangsangin Co. Ltd.(b)	371,815	2,372,636
Seah Besteel Corp.	154,450	1,386,171
Sebang Global Battery Co. Ltd.(b)	87,664	2,291,751
Seegene Inc.(a)	181,867	5,465,744
Seobu T&D(a)	323,683	1,806,975
Seoul Semiconductor Co. Ltd.(a)(b)	367,913	4,528,859
SFA Engineering Corp.	165,937	5,021,148
Shinhan Financial Group Co. Ltd.	4,090,714	108,793,794
Shinsegae Food Co. Ltd.(b)	27,714	1,339,491
Shinsegae Inc.	65,379	12,704,359
Shinsegae International Inc.(b)	25,634	3,873,066
Silicon Works Co. Ltd.	113,454	3,078,064
SillaJen Inc.(a)(b)	586,255	5,358,115
Sindoh Co. Ltd.	90,865	2,248,245
SK Chemicals Co. Ltd.(b)	84,408	3,996,262
SK D&D Co. Ltd.(b)	67,501	1,539,545
SK Discovery Co. Ltd.	130,685	2,324,245
Security	Shares	Value
South Korea (continued)
SK Gas Ltd.	41,677	$2,662,936
SK Holdings Co. Ltd.	304,983	48,214,686
SK Hynix Inc..	4,754,105	344,080,551
SK Innovation Co. Ltd.	480,664	44,722,134
SK Materials Co. Ltd.(b)	42,455	5,173,602
SK Networks Co. Ltd.	1,396,782	4,979,881
SK Telecom Co. Ltd.	168,286	29,444,854
SKC Co. Ltd.(b)	190,698	8,070,710
SKCKOLONPI Inc.(b)	139,136	3,837,839
SL Corp.(a)(b)	141,014	1,741,630
SM Entertainment Co. Ltd.(a)(b)	175,241	4,105,069
S-Oil Corp.	391,228	21,453,919
Songwon Industrial Co. Ltd.	154,173	1,415,421
Soulbrain Co. Ltd.	93,679	6,672,074
SPC Samlip Co. Ltd.(a)	24,302	1,346,665
Ssangyong Motor Co.(a)(b)	726,627	1,100,859
STCUBE(a)(b)	233,151	1,889,013
Sungwoo Hitech Co. Ltd.	671,524	1,680,883
Taekwang Industrial Co. Ltd.(a)	4,337	2,878,240
Taeyoung Engineering & Construction Co. Ltd.	352,060	3,739,460
Taihan Fiberoptics Co. Ltd.(a)(b)	714,104	1,643,409
Tego Science Inc.(a)	66,663	944,095
Telcon RF Pharmaceutical Inc.(a)	712,959	2,627,000
Tera Resource Co. Ltd.(a)(d)	49,111	0	(e)
Theragen Etex Co. Ltd.(a)(b)	291,140	1,733,176
Tokai Carbon Korea Co. Ltd.	54,364	2,967,751
Tongyang Inc.(a)(b)	2,303,099	2,645,387
Tongyang Life Insurance Co. Ltd.	601,784	1,590,553
Toptec Co. Ltd.(b)	224,074	1,798,865
Value Added Technology Co. Ltd.	111,463	2,349,488
Vieworks Co. Ltd.(b)	87,148	2,159,864
Webzen Inc.(a)	164,569	1,964,801
Wemade Co. Ltd.(b)	99,182	2,466,279
Wonik Holdings Co. Ltd.(a)	638,565	2,276,646
WONIK IPS Co. Ltd.(a)(b)	277,195	7,109,612
Woori Financial Group Inc.	4,605,714	36,443,731
Woori Investment Bank Co. Ltd.(a)(b)	2,809,562	1,304,729
YG Entertainment Inc.(a)	113,840	2,840,142
Youlchon Chemical Co. Ltd.(b)	119,146	1,201,761
Youngone Corp.(b)	189,194	4,907,049
Youngone Holdings Co. Ltd.	65,927	2,187,615
Yuanta Securities Korea Co. Ltd.(a)	1,098,104	2,120,258
Yuhan Corp.	81,411	14,344,960
Yungjin Pharmaceutical Co. Ltd.(a)(b)	1,027,886	4,240,188
Yuyang DNU Co. Ltd.(a)(b)	557,962	797,089
		6,108,567,532
Taiwan — 13.0%
AcBel Polytech Inc.	6,300,000	4,858,237
Accton Technology Corp.	4,408,000	23,801,846
Acer Inc.(b)	24,997,872	13,498,083
A-DATA Technology Co. Ltd.(b)	2,311,820	5,130,676
Advanced Ceramic X Corp.	423,000	4,135,075
Advantech Co. Ltd.	3,170,165	30,833,191
Airtac International Group	1,096,880	17,442,419
AmTRAN Technology Co. Ltd.(a)(b)	8,025,000	2,446,234
Arcadyan Technology Corp.(b)	1,495,391	3,886,698
Ardentec Corp.	4,490,546	3,915,204
ASE Technology Holding Co. Ltd.	30,477,222	71,765,582
Asia Cement Corp.(b)	19,901,050	29,148,816
Asia Optical Co. Inc.	2,308,000	6,379,881

C o n s o l i d a t e d S c h e d u l e o f I n v e s t m e n t s	25

Consolidated Schedule of Investments (unaudited) (continued)	iShares® Core MSCI Emerging Markets ETF
February 29, 2020	(Percentages shown are based on Net Assets)

Security	Shares	Value
Taiwan (continued)
Asia Pacific Telecom Co. Ltd.(a)	15,593,173	$3,800,512
ASMedia Technology Inc.(b)	247,000	6,354,563
Asustek Computer Inc.	6,068,000	41,282,320
AU Optronics Corp.(b)	70,255,000	22,042,058
Bank of Kaohsiung Co. Ltd.(b)	23,788,836	7,699,288
BES Engineering Corp.(b)	16,045,000	3,756,966
Bizlink Holding Inc.(b)	1,012,926	6,406,160
Brighton-Best International Taiwan Inc.	4,728,000	4,442,332
Capital Securities Corp.	22,086,050	7,184,649
Career Technology MFG. Co. Ltd. (b)	3,969,940	4,182,403
Casetek Holdings Ltd.(b)	1,791,485	2,455,345
Catcher Technology Co. Ltd.	5,713,000	44,716,095
Cathay Financial Holding Co. Ltd.	66,568,872	88,049,120
Cathay Real Estate Development Co. Ltd.(b)	6,852,900	4,809,331
Center Laboratories Inc.(b)	2,513,031	4,299,113
Century Iron & Steel Industrial Co. Ltd.(b)	1,123,000	2,729,662
Chailease Holding Co. Ltd.	11,252,637	42,736,943
Chang Hwa Commercial Bank Ltd.	52,064,963	39,891,912
Charoen Pokphand Enterprise	1,732,000	3,557,866
Cheng Loong Corp.(b)	8,330,000	6,506,201
Cheng Shin Rubber Industry Co. Ltd.	16,232,650	21,202,507
Cheng Uei Precision Industry Co. Ltd.	3,583,000	4,401,909
Chicony Electronics Co. Ltd.(b)	5,088,787	14,033,049
Chilisin Electronics Corp.(b)	1,959,000	6,922,604
China Airlines Ltd.	21,846,000	5,887,262
China Bills Finance Corp.(b)	14,182,000	7,142,638
China Development Financial Holding Corp.	106,349,000	32,172,157
China General Plastics Corp.(b)	4,623,040	2,969,604
China Life Insurance Co. Ltd.(a)	21,814,707	17,398,741
China Man-Made Fiber Corp.	13,863,514	3,328,580
China Metal Products	3,332,146	3,191,342
China Motor Corp.	2,100,800	2,442,186
China Petrochemical Development Corp.(b)	25,740,245	6,885,714
China Steel Chemical Corp.(b)	1,799,000	7,010,750
China Steel Corp.	98,225,529	74,611,112
Chin-Poon Industrial Co. Ltd.(b)	3,748,000	3,707,214
Chipbond Technology Corp.	4,988,000	9,636,817
ChipMOS Technologies Inc.(b)	5,389,000	5,241,370
Chlitina Holding Ltd.(b)	419,000	2,580,739
Chong Hong Construction Co. Ltd.	1,824,122	4,927,861
Chroma ATE Inc.(b)	3,112,000	14,594,164
Chung Hung Steel Corp.(b)	11,359,000	3,398,753
Chunghwa Precision Test Tech Co. Ltd.(b)	182,000	4,868,641
Chunghwa Telecom Co. Ltd.	31,936,000	113,908,354
Cleanaway Co. Ltd.(b)	830,000	4,358,394
Clevo Co.(b)	4,512,175	4,567,386
CMC Magnetics Corp.(a)(b)	10,871,640	2,872,343
Compal Electronics Inc.	29,478,000	17,961,628
Compeq Manufacturing Co. Ltd.(b)	8,980,000	11,566,241
Concraft Holding Co. Ltd.(b)	638,747	2,826,734
Continental Holdings Corp.(b)	7,372,600	3,007,038
Coretronic Corp.	4,080,200	4,972,321
CSBC Corp. Taiwan(a)(b)	2,476,712	1,889,465
CTBC Financial Holding Co. Ltd.	156,867,599	117,600,835
CTCI Corp.(b)	4,885,000	5,969,220
Cub Elecparts Inc.(b)	506,726	3,380,460
Darfon Electronics Corp.	2,166,000	2,700,391
Darwin Precisions Corp.(b)	4,195,000	1,821,835
Delta Electronics Inc.(b)	16,821,000	77,773,411
Depo Auto Parts Ind. Co. Ltd.(b)	888,000	1,542,588
Security	Shares	Value
Taiwan (continued)
E Ink Holdings Inc.(b)	7,834,000	$7,994,538
E.Sun Financial Holding Co. Ltd.	94,523,557	90,685,425
Eclat Textile Co. Ltd.(b)	1,615,683	19,209,230
Egis Technology Inc.(b)	588,000	4,175,102
Elan Microelectronics Corp.	2,614,100	7,251,916
Elite Material Co. Ltd.(b)	2,418,000	9,582,721
Elite Semiconductor Memory Technology Inc.(b)	4,011,000	4,550,202
eMemory Technology Inc.	654,000	6,825,212
Ennoconn Corp.(b)	586,384	4,231,408
Epistar Corp.(b)	9,390,000	9,055,235
Eternal Materials Co. Ltd.	10,265,915	9,137,086
Eva Airways Corp.	14,297,326	5,689,750
Evergreen Marine Corp. Taiwan Ltd.(a)	18,936,449	7,223,236
Everlight Chemical Industrial Corp.	8,527,781	4,182,287
Everlight Electronics Co. Ltd.(b)	4,014,000	4,189,052
Far Eastern Department Stores Ltd.(b)	9,562,167	7,658,071
Far Eastern International Bank	23,808,042	9,278,056
Far Eastern New Century Corp.	26,706,916	24,916,870
Far EasTone Telecommunications Co. Ltd.	12,524,000	27,339,831
Faraday Technology Corp.(b)	2,454,000	3,570,029
Farglory Land Development Co. Ltd.(b)	2,870,782	3,588,537
Feng Hsin Steel Co. Ltd.	4,660,000	8,356,743
Feng TAY Enterprise Co. Ltd.	3,262,656	18,425,475
Firich Enterprises Co. Ltd.	2,727,041	2,809,943
First Financial Holding Co. Ltd.	88,447,807	69,228,786
FLEXium Interconnect Inc.(b)	2,677,616	10,036,804
Formosa Chemicals & Fibre Corp.	29,893,210	81,151,335
Formosa Petrochemical Corp.(b)	10,258,000	29,168,705
Formosa Plastics Corp.	38,326,800	115,184,821
Formosa Taffeta Co. Ltd.	4,516,000	4,996,318
Foxconn Technology Co. Ltd.	7,765,424	15,259,259
Foxsemicon Integrated Technology Inc.(b)	628,000	3,463,597
Fubon Financial Holding Co. Ltd.	54,761,000	80,388,595
Fusheng Precision Co. Ltd.(b)	786,000	5,022,903
General Interface Solution Holding Ltd.(b)	2,187,000	7,092,700
Genius Electronic Optical Co. Ltd.	657,287	10,962,200
Getac Technology Corp.	4,008,000	6,459,499
Giant Manufacturing Co. Ltd.	2,693,000	14,630,311
Gigabyte Technology Co. Ltd.(b)	4,943,000	8,505,104
Ginko International Co. Ltd.	359,000	2,086,692
Global Unichip Corp.(b)	756,000	5,592,695
Globalwafers Co. Ltd.(b)	1,893,000	25,600,935
Goldsun Building Materials Co. Ltd.(b)	16,866,000	7,213,286
Gourmet Master Co. Ltd.(b)	858,471	2,679,222
Grand Pacific Petrochemical(a)	9,469,000	5,159,877
Grape King Bio Ltd.(b)	1,080,000	7,846,893
Great Wall Enterprise Co. Ltd.(b)	6,756,789	8,992,837
Greatek Electronics Inc.(b)	3,303,000	5,148,751
HannStar Display Corp.(b)	25,501,640	5,550,151
Highwealth Construction Corp.(b)	5,394,230	7,989,934
Hiwin Technologies Corp.(b)	2,039,386	20,306,639
Holtek Semiconductor Inc.	1,826,000	3,955,997
Holy Stone Enterprise Co. Ltd.(b)	1,324,330	4,417,422
Hon Hai Precision Industry Co. Ltd.	108,686,928	288,233,304
Hota Industrial Manufacturing Co. Ltd.(b)	1,880,216	7,172,012
Hotai Motor Co. Ltd.(b)	2,658,000	55,039,416
Hsin Kuang Steel Co. Ltd.(b)	2,843,000	2,746,338
HTC Corp.(b)	6,819,000	7,882,065
Hua Nan Financial Holdings Co. Ltd.	73,795,167	52,520,215
Huaku Development Co. Ltd.	2,667,000	7,610,060

26	2 0 2 0 i S h a r e s S e m i - A n n u a l R e p o r t t o S h a r e h o l d e r s

Consolidated Schedule of Investments (unaudited) (continued)	iShares® Core MSCI Emerging Markets ETF
February 29, 2020	(Percentages shown are based on Net Assets)

Security	Shares	Value
Taiwan (continued)
Hung Sheng Construction Ltd.	5,443,200	$3,712,151
IBF Financial Holdings Co. Ltd.	24,480,741	9,176,387
IEI Integration Corp.	1,964,373	2,961,529
Innolux Corp.(b)	72,099,241	18,810,879
International CSRC Investment Holdings Co.(b)	7,201,685	6,445,472
International Games System Co. Ltd.(b)	590,000	11,885,929
Inventec Corp.	19,951,000	15,121,632
ITEQ Corp.(b)	1,737,000	8,231,956
Jih Sun Financial Holdings Co. Ltd.	12,712,646	4,190,036
Kenda Rubber Industrial Co. Ltd.	5,290,889	4,918,791
Kindom Development Co. Ltd.(b)	3,389,000	2,932,406
King Slide Works Co. Ltd.	560,000	6,445,285
King Yuan Electronics Co. Ltd.(b)	9,272,000	10,028,501
King’s Town Bank Co. Ltd.(b)	8,303,000	10,077,288
Kinpo Electronics(b)	14,526,000	6,380,416
Kinsus Interconnect Technology Corp.(b)	2,715,000	4,626,695
LandMark Optoelectronics Corp.(b)	685,900	6,025,509
Largan Precision Co. Ltd.(b)	886,000	129,624,994
Lealea Enterprise Co. Ltd.(b)	9,808,173	2,856,985
Lien Hwa Industrial Holdings Corp.(b)	7,229,392	9,072,703
Lite-On Technology Corp.	18,150,238	26,284,712
Longchen Paper & Packaging Co. Ltd.(b)	6,629,646	3,984,860
Lotes Co. Ltd.(b)	682,722	6,674,011
Lotus Pharmaceutical Co. Ltd.(a)(b)	905,000	2,600,274
Machvision Inc.(b)	333,000	4,003,104
Macronix International(b)	15,941,554	17,373,843
Makalot Industrial Co. Ltd.(b)	1,649,568	8,089,990
MediaTek Inc.	13,122,572	156,017,303
Mega Financial Holding Co. Ltd.	99,223,958	106,008,852
Mercuries Life Insurance Co. Ltd.(a)(b)	12,923,000	4,972,108
Merida Industry Co. Ltd.	1,863,850	9,110,117
Merry Electronics Co. Ltd.(b)	1,652,051	7,665,687
Micro-Star International Co. Ltd.	5,772,000	17,308,661
Mitac Holdings Corp.	9,440,226	10,615,753
momo.com Inc.	344,000	4,016,050
Nan Kang Rubber Tire Co. Ltd.(b)	5,663,000	8,013,988
Nan Ya Plastics Corp.	42,887,440	96,455,842
Nan Ya Printed Circuit Board Corp.(b)	2,378,000	4,162,354
Nanya Technology Corp.	10,504,000	26,815,476
Nien Made Enterprise Co. Ltd.	1,411,000	11,370,201
Novatek Microelectronics Corp.(b)	5,110,000	32,992,784
OBI Pharma Inc.(a)	1,344,258	5,061,029
On-Bright Electronics Inc.	403,000	2,954,672
Oriental Union Chemical Corp.(b)	5,684,000	3,744,969
Pan Jit International Inc.(b)	2,705,200	2,170,986
Pan-International Industrial Corp.	6,129,366	3,967,555
Parade Technologies Ltd.	623,000	13,744,084
PChome Online Inc.(a)(b)	837,070	2,944,169
Pegatron Corp.	16,989,000	35,179,257
PharmaEngine Inc.(b)	1,293,793	2,614,975
PharmaEssentia Corp.(a)	1,761,000	5,873,974
Pharmally International Holding Co. Ltd.(b)	576,543	3,960,466
Phison Electronics Corp.	1,283,000	14,131,029
Pixart Imaging Inc.	1,356,000	8,351,987
Pou Chen Corp.	16,653,000	18,754,184
Powertech Technology Inc.	6,249,000	21,050,480
Poya International Co. Ltd.	475,447	7,489,827
President Chain Store Corp.	4,885,000	47,834,426
President Securities Corp.	10,025,135	4,568,994
Primax Electronics Ltd.(b)	3,738,000	6,042,871
Security	Shares	Value
Taiwan (continued)
Prince Housing & Development Corp.	10,710,995	$3,802,678
Qisda Corp.(b)	12,988,000	8,042,570
Quanta Computer Inc.(b)	22,847,000	46,781,288
Radiant Opto-Electronics Corp.(b)	4,106,000	13,316,244
Radium Life Tech Co. Ltd.(b)	7,395,279	2,466,762
Realtek Semiconductor Corp.	4,382,110	32,562,452
Ritek Corp.(a)	13,678,583	2,412,313
Roo Hsing Co. Ltd.(a)(b)	5,301,000	1,759,443
Ruentex Development Co. Ltd.	5,383,391	7,298,278
Ruentex Industries Ltd.	2,838,943	6,338,036
Sanyang Motor Co. Ltd.	5,894,000	3,990,390
ScinoPharm Taiwan Ltd.	2,813,027	2,638,418
SDI Corp.(b)	1,238,000	2,416,348
Sercomm Corp.(b)	2,166,000	5,279,176
Shanghai Commercial & Savings Bank Ltd. (The)	29,213,346	48,528,916
Shin Kong Financial Holding Co. Ltd.	94,161,404	28,640,715
Shin Zu Shing Co. Ltd.	1,769,000	8,120,709
Shining Building Business Co. Ltd.(a)(b)	8,180,184	2,442,209
Shinkong Synthetic Fibers Corp.	15,555,000	6,292,995
Sigurd Microelectronics Corp.(b)	5,322,700	5,994,289
Silergy Corp.(b)	666,000	22,325,005
Simplo Technology Co. Ltd.(b)	1,466,400	13,729,566
Sinbon Electronics Co. Ltd.(b)	2,404,809	10,404,068
Sino-American Silicon Products Inc.(b)	4,449,000	15,427,765
SinoPac Financial Holdings Co. Ltd.	89,239,660	38,313,565
Sinyi Realty Inc.	3,704,704	3,535,922
Sitronix Technology Corp.(b)	1,093,000	5,197,972
Soft-World International Corp.(b)	1,065,000	2,803,233
Sporton International Inc.	637,000	4,417,840
St. Shine Optical Co. Ltd.	462,000	6,026,850
Standard Foods Corp.	4,092,096	9,176,285
Sunny Friend Environmental Technology Co. Ltd.	698,000	5,751,449
Sunonwealth Electric Machine Industry Co. Ltd.(b)	2,113,000	2,756,436
Supreme Electronics Co. Ltd.(b)	3,971,000	4,085,162
Synnex Technology International Corp.	10,592,250	13,153,077
TA Chen Stainless Pipe(b)	7,966,596	8,129,851
Taichung Commercial Bank Co. Ltd.	26,668,577	10,877,225
TaiDoc Technology Corp.	461,000	2,352,235
Taigen Biopharmaceuticals Holdings Ltd.(a)(b)	4,612,000	3,122,443
TaiMed Biologics Inc.(a)	1,727,000	5,076,141
Tainan Spinning Co. Ltd.(b)	11,360,894	3,752,008
Taishin Financial Holding Co. Ltd.	73,719,267	34,571,693
Taiwan Business Bank	43,120,691	17,089,063
Taiwan Cement Corp.(b)	42,719,158	59,607,471
Taiwan Cogeneration Corp.(b)	4,484,000	5,012,745
Taiwan Cooperative Financial Holding Co. Ltd.	79,830,672	55,233,824
Taiwan Fertilizer Co. Ltd.(b)	6,203,000	9,833,187
Taiwan Glass Industry Corp.(b)	12,543,053	4,204,560
Taiwan High Speed Rail Corp.	17,459,000	19,892,518
Taiwan Hon Chuan Enterprise Co. Ltd.	3,158,674	6,165,149
Taiwan Mobile Co. Ltd.	13,503,000	46,824,254
Taiwan Paiho Ltd.(b)	2,305,000	5,305,851
Taiwan Secom Co. Ltd.(b)	2,455,185	7,159,723
Taiwan Semiconductor Co. Ltd.(b)	2,444,000	3,543,374
Taiwan Semiconductor Manufacturing Co. Ltd.	214,900,000	2,242,718,671
Taiwan Shin Kong Security Co. Ltd.	5,332,770	6,701,296
Taiwan Styrene Monomer(b)	5,195,000	3,174,012
Taiwan Surface Mounting Technology Corp.(b)	2,185,000	6,732,624
Taiwan TEA Corp.(b)	9,508,000	4,961,324
Taiwan Union Technology Corp.(b)	2,092,000	9,188,923

C o n s o l i d a t e d S c h e d u l e o f I n v e s t m e n t s	27

Consolidated Schedule of Investments (unaudited) (continued)	iShares® Core MSCI Emerging Markets ETF
February 29, 2020	(Percentages shown are based on Net Assets)

Security	Shares	Value
Taiwan (continued)
Tanvex BioPharma Inc.(a)(b)	1,208,738	$1,774,415
Tatung Co. Ltd.(a)(b)	16,662,000	11,583,253
TCI Co. Ltd.(b)	833,446	5,972,945
Teco Electric and Machinery Co. Ltd.(b)	16,719,000	14,770,166
Test Research Inc.(b)	1,765,400	2,973,477
Test Rite International Co. Ltd.(b)	7,532,000	5,012,295
Thinking Electronic Industrial Co. Ltd.	1,032,000	2,852,702
Ton Yi Industrial Corp.(b)	9,505,000	3,358,824
Tong Hsing Electronic Industries Ltd.(b)	1,351,000	6,759,573
Tong Yang Industry Co. Ltd.(b)	3,600,400	4,631,370
Topco Scientific Co. Ltd.	2,015,639	6,923,049
TPK Holding Co. Ltd.(a)(b)	3,067,000	4,542,841
Transcend Information Inc.	2,334,000	6,020,093
Tripod Technology Corp.	3,598,000	13,070,890
TSRC Corp.(b)	7,768,900	5,503,489
TTY Biopharm Co. Ltd.	1,992,124	5,144,870
Tung Ho Steel Enterprise Corp.(b)	9,354,000	6,950,742
TXC Corp.(b)	3,230,000	5,061,626
U-Ming Marine Transport Corp.	4,794,000	4,638,921
Unimicron Technology Corp.(b)	11,557,000	15,267,095
Union Bank of Taiwan(a)	6,078,830	2,208,330
Uni-President Enterprises Corp.	42,695,369	103,215,080
Unitech Printed Circuit Board Corp.(b)	5,409,000	4,894,618
United Integrated Services Co. Ltd.	1,560,400	9,456,345
United Microelectronics Corp.	95,204,000	48,105,854
United Renewable Energy Co. Ltd.(a)	21,512,388	4,966,119
UPC Technology Corp.(b)	10,817,365	3,558,215
USI Corp.(b)	13,414,300	5,294,040
Vanguard International Semiconductor Corp.(b)	7,199,000	17,641,170
Via Technologies Inc.(a)	2,041,000	1,937,904
Visual Photonics Epitaxy Co. Ltd.(b)	1,839,000	5,945,874
Voltronic Power Technology Corp.	514,272	11,939,867
Wafer Works Corp.(b)	4,941,404	5,573,043
Wah Lee Industrial Corp.	2,641,000	4,779,696
Walsin Lihwa Corp.(b)	22,802,000	10,505,058
Walsin Technology Corp.(b)	2,780,597	19,560,005
Win Semiconductors Corp.	2,939,427	26,550,415
Winbond Electronics Corp.	25,647,480	13,552,393
Wistron Corp.	24,823,004	22,175,474
Wistron NeWeb Corp.(b)	2,859,654	6,516,492
Wiwynn Corp.(b)	693,000	16,570,023
WPG Holdings Ltd.	10,680,200	13,685,555
WT Microelectronics Co. Ltd.(b)	5,116,734	6,455,167
XinTec Inc.(a)(b)	1,701,000	4,994,102
XPEC Entertainment Inc.(a)(d)	31,000	0	(e)
Xxentria Technology Materials Corp.(b)	1,433,000	2,943,662
Yageo Corp.(b)	2,246,454	30,418,142
Yang Ming Marine Transport Corp.(a)	13,474,677	3,083,919
YFY Inc.(b)	16,000,000	7,344,903
Yieh Phui Enterprise Co. Ltd.(b)	14,945,026	4,476,672
Yuanta Financial Holding Co. Ltd.	91,492,912	58,014,958
Yulon Finance Corp.(b)	1,615,200	5,707,703
Yulon Motor Co. Ltd.(b)	8,156,000	5,494,886
YungShin Global Holding Corp.	3,245,650	4,727,065
Zhen Ding Technology Holding Ltd.	4,619,950	17,622,623
		7,165,328,817
Thailand — 2.4%
Advanced Info Service PCL, NVDR(b)	10,399,700	65,914,752
Airports of Thailand PCL, NVDR	36,901,200	69,873,133
Amata Corp. PCL, NVDR(b)	9,758,200	4,484,041
Security	Shares	Value
Thailand (continued)
AP Thailand PCL, NVDR	26,614,190	$5,144,876
B Grimm Power PCL, NVDR	5,715,700	8,196,337
Bangchak Corp. PCL, NVDR(b)	10,572,400	8,041,122
Bangkok Airways PCL, NVDR(b)	10,895,600	1,609,048
Bangkok Bank PCL, Foreign	4,137,900	17,243,982
Bangkok Chain Hospital PCL, NVDR	14,396,450	5,976,660
Bangkok Dusit Medical Services PCL, NVDR	82,228,000	57,850,154
Bangkok Expressway & Metro PCL, NVDR(b)	72,472,885	21,244,626
Bangkok Land PCL, NVDR(b)	175,162,900	5,717,566
Banpu PCL, NVDR	39,774,000	8,949,308
BCPG PCL, NVDR(b)	8,400,700	3,860,249
Beauty Community PCL, NVDR(b)	25,196,700	1,517,152
BEC World PCL, NVDR(a)(b)	13,368,300	1,855,590
Berli Jucker PCL, NVDR	10,442,000	12,078,371
BTS Group Holdings PCL, NVDR(b)	67,072,700	23,168,830
Bumrungrad Hospital PCL, NVDR	3,904,100	15,898,490
Central Pattana PCL, NVDR	19,353,200	32,505,771
Central Retail Corp. PCL, NVDR(a)	9,013,817	8,998,106
CH Karnchang PCL, NVDR(b)	11,405,200	6,795,049
Charoen Pokphand Foods PCL, NVDR	33,934,400	28,767,080
Chularat Hospital PCL, NVDR	62,931,600	4,985,866
CK Power PCL, NVDR(b)	30,891,300	3,700,495
CP ALL PCL, NVDR	50,304,300	104,817,231
Dynasty Ceramic PCL, NVDR(b)	44,067,420	2,402,027
Eastern Polymer Group PCL, NVDR(b)	14,735,600	1,886,605
Electricity Generating PCL, NVDR	2,700,700	23,365,270
Energy Absolute PCL, NVDR(b)	14,720,000	18,192,996
Esso Thailand PCL, NVDR(b)	14,563,200	2,769,108
GFPT PCL, NVDR(b)	7,057,300	2,393,063
Global Power Synergy PCL, NVDR	5,662,800	11,305,860
Gulf Energy Development PCL, NVDR	5,057,000	26,523,007
Gunkul Engineering PCL, NVDR(b)	61,228,041	4,773,284
Hana Microelectronics PCL, NVDR	6,268,500	6,654,880
Home Product Center PCL, NVDR	53,350,875	21,641,299
Indorama Ventures PCL, NVDR(b)	14,883,700	12,263,546
Intouch Holdings PCL, NVDR	20,388,500	34,890,794
IRPC PCL, NVDR(b)	103,029,700	7,183,183
Italian-Thai Development PCL, NVDR(b)	59,536,600	2,188,638
Jasmine International PCL, NVDR	40,142,900	6,157,238
Kasikornbank PCL(b)	10,259,000	38,851,228
Kasikornbank PCL, NVDR	5,188,700	19,567,590
KCE Electronics PCL, NVDR(b)	7,400,400	5,182,977
Khon Kaen Sugar Industry PCL, NVDR	25,937,186	1,742,571
Kiatnakin Bank PCL, NVDR(b)	3,274,300	6,459,362
Krung Thai Bank PCL, NVDR	27,308,700	12,116,045
Land & Houses PCL, NVDR	69,505,800	18,502,574
LPN Development PCL, NVDR(b)	15,946,900	2,122,547
Major Cineplex Group PCL, NVDR(b)	7,276,500	4,358,290
MBK PCL, NVDR	10,609,100	5,984,534
Mega Lifesciences PCL, NVDR(b)	4,276,700	3,388,290
Minor International PCL, NVDR	24,043,060	20,953,388
Muangthai Capital PCL, NVDR(b)	6,330,200	11,534,987
Origin Property PCL, NVDR(b)	11,851,300	1,915,437
Osotspa PCL, NVDR	3,882,300	5,136,619
Plan B Media PCL, NVDR	26,595,300	4,298,401
Precious Shipping PCL, NVDR(a)(b)	10,344,700	1,514,578
Prima Marine PCL, NVDR(b)	12,890,400	1,944,488
PTG Energy PCL, NVDR.	7,991,200	3,570,779
PTT Exploration & Production PCL, NVDR	12,457,401	41,847,077
PTT Global Chemical PCL, NVDR	20,009,000	26,156,592

28	2 0 2 0 i S h a r e s S e m i - A n n u a l R e p o r t t o S h a r e h o l d e r s

Consolidated Schedule of Investments (unaudited) (continued)	iShares® Core MSCI Emerging Markets ETF
February 29, 2020	(Percentages shown are based on Net Assets)

Security	Shares	Value
Thailand (continued)
PTT PCL, NVDR	98,729,100	$122,022,973
Quality Houses PCL, NVDR(b)	87,352,217	6,256,251
Ratch Group PCL, NVDR	6,692,400	12,513,123
Ratchthani Leasing PCL, NVDR	12,743,150	2,059,581
RS PCL, NVDR(b)	5,351,400	1,780,691
Siam Cement PCL (The), NVDR	6,690,400	65,727,270
Siam Commercial Bank PCL (The), NVDR	7,141,800	19,747,173
Siam Global House PCL, NVDR(b)	15,436,683	6,750,950
Siamgas & Petrochemicals PCL, NVDR(b)	11,349,900	2,841,521
Singha Estate PCL, NVDR	42,722,800	2,870,301
Sino-Thai Engineering & Construction PCL, NVDR	9,408,528	4,442,626
Sri Trang Agro-Industry PCL, NVDR(b)	10,387,460	3,884,393
Srisawad Corp PCL, NVDR	8,335,249	17,764,078
Supalai PCL, NVDR	14,757,600	7,576,394
Super Energy Corp. PCL, NVDR	178,414,000	2,205,085
Taokaenoi Food & Marketing PCL, Class R, NVDR(b)	6,700,300	1,688,081
Thai Airways International PCL, NVDR(a)(b)	14,251,900	1,761,445
Thai Oil PCL, NVDR(b)	10,308,500	14,129,064
Thai Union Group PCL, NVDR	28,783,700	13,956,286
Thai Vegetable Oil PCL, NVDR	6,484,500	5,651,204
Thanachart Capital PCL, NVDR	5,021,200	8,393,862
Thonburi Healthcare Group PCL, NVDR(b)	6,201,300	4,421,779
Thoresen Thai Agencies PCL, NVDR(b)	21,534,323	1,883,528
TMB Bank PCL, NVDR(b)	163,847,827	5,659,773
Total Access Communication PCL, NVDR(b)	6,794,000	7,858,691
TPI Polene PCL, NVDR(b)	81,661,600	3,234,891
True Corp. PCL, NVDR(b)	104,450,311	10,989,543
TTW PCL, NVDR(b)	19,039,100	8,386,737
U City PCL, NVDR(a)(b)	36,771,100	1,433,321
Unique Engineering & Construction PCL, NVDR(b)	10,182,100	2,032,871
WHA Corp. PCL, NVDR(b)	81,428,000	7,070,598
Workpoint Entertainment PCL, NVDR(b)	3,073,200	847,309
		1,328,774,430
Turkey — 0.6%
Akbank T.A.S.(a)	25,053,393	27,101,002
Aksa Akrilik Kimya Sanayii AS	2,124,503	2,685,694
Anadolu Efes Biracilik Ve Malt Sanayii AS	1,978,018	6,944,468
Arcelik AS(a)	1,831,055	5,444,014
Aselsan Elektronik Sanayi Ve Ticaret AS	3,059,991	13,465,576
BIM Birlesik Magazalar AS	3,706,053	28,489,624
Coca-Cola Icecek AS	795,465	5,740,764
Dogan Sirketler Grubu Holding AS	10,617,954	2,922,412
Emlak Konut Gayrimenkul Yatirim Ortakligi AS	20,029,539	4,455,104
Eregli Demir ve Celik Fabrikalari TAS	13,060,795	17,242,318
Ford Otomotiv Sanayi AS	653,591	8,157,795
Haci Omer Sabanci Holding AS	8,341,392	11,359,002
Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class D(b)	11,529,009	4,796,643
KOC Holding AS	6,430,414	17,698,623
Koza Altin Isletmeleri AS(a)	481,542	5,625,086
Koza Anadolu Metal Madencilik Isletmeleri AS(a)(b)	2,121,550	3,836,223
Mavi Giyim Sanayi Ve Ticaret AS, Class B(a)(b)(c)	365,166	3,126,196
MLP Saglik Hizmetleri AS(a)(b)(c)	882,901	2,103,676
Petkim Petrokimya Holding AS(a)(b)	10,045,535	5,851,222
Sasa Polyester Sanayi AS(b)	1,631,889	2,277,085
Soda Sanayii AS(b)	4,299,114	3,983,177
Sok Marketler Ticaret AS(a)(b)	1,621,093	2,204,951
TAV Havalimanlari Holding AS	1,734,935	5,652,402
Tekfen Holding AS	2,003,102	4,759,942
Security	Shares	Value
Turkey (continued)
Trakya Cam Sanayii AS	6,082,090	$3,250,659
Tupras Turkiye Petrol Rafinerileri AS(b)	1,094,450	17,740,974
Turk Hava Yollari AO(a)(b)	4,679,968	8,799,396
Turkcell Iletisim Hizmetleri AS	9,880,211	21,881,365
Turkiye Garanti Bankasi AS(a)	20,122,096	30,589,257
Turkiye Halk Bankasi AS(a)	6,280,212	6,009,628
Turkiye Is Bankasi AS, Class C(a)	13,747,218	12,560,966
Ulker Biskuvi Sanayi AS(a)	1,595,939	5,230,200
		301,985,444
United Arab Emirates — 0.6%
Abu Dhabi Commercial Bank PJSC.	24,711,614	47,971,306
Air Arabia PJSC(a)	24,562,985	9,362,678
Aldar Properties PJSC	34,056,235	19,657,279
Amanat Holdings PJSC	12,983,721	2,820,934
Arabtec Holding PJSC	6,705,106	1,360,044
Dana Gas PJSC	33,449,239	7,968,658
Deyaar Development PJSC(a)	30,801,465	2,599,704
DP World PLC.	1,483,941	24,114,041
Dubai Investments PJSC.	20,134,920	6,962,168
Dubai Islamic Bank PJSC	14,838,562	21,816,068
DXB Entertainments PJSC(a)	40,366,869	1,956,302
Emaar Malls PJSC.	22,891,199	10,034,259
Emaar Properties PJSC	31,279,269	29,806,813
Emirates Telecommunications Group Co. PJSC	15,312,524	65,871,077
Eshraq Investments PJSC(a)	25,179,547	2,125,203
First Abu Dhabi Bank PJSC	24,183,760	94,288,285
		348,714,819
Total Common Stocks — 96.8%
(Cost: $50,429,029,279)		53,548,598,320

Preferred Stocks
Brazil — 2.1%
Alpargatas SA, Preference Shares, NVS	2,065,175	14,437,206
Azul SA, Preference Shares, NVS	2,479,879	24,426,944
Banco ABC Brasil SA, Preference Shares, NVS	941,463	4,169,302
Banco Bradesco SA, Preference Shares, NVS	35,038,742	237,104,561
Banco do Estado do Rio Grande do Sul SA, Class B, Preference Shares, NVS	1,751,579	7,046,459
Bradespar SA, Preference Shares, NVS	1,913,200	14,159,287
Braskem SA, Class A, Preference Shares, NVS	1,654,500	9,861,028
Centrais Eletricas Brasileiras SA, Class B, Preference Shares, NVS	2,131,100	16,933,923
Cia. Brasileira de Distribuicao, Preference Shares, NVS	1,349,900	21,575,541
Cia. de Saneamento do Parana, Preference Shares, NVS	1,282,473	5,628,310
Cia. Energetica de Minas Gerais, Preference Shares, NVS	8,006,294	24,773,168
Cia. Energetica de Sao Paulo, Class B, Preference Shares, NVS	1,658,400	11,983,164
Cia. Paranaense de Energia, Preference Shares, NVS	920,800	14,635,570
Gerdau SA, Preference Shares, NVS	9,595,074	36,005,586
Gol Linhas Aereas Inteligentes SA, Preference Shares, NVS	1,028,300	5,834,779
Itau Unibanco Holding SA, Preference Shares, NVS.	42,125,082	298,782,624
Itausa-Investimentos Itau SA, Preference Shares, NVS	38,499,177	102,484,704

C o n s o l i d a t e d S c h e d u l e o f I n v e s t m e n t s	29

Consolidated Schedule of Investments (unaudited) (continued)	iShares® Core MSCI Emerging Markets ETF
February 29, 2020	(Percentages shown are based on Net Assets)

Security	Shares	Value
Brazil (continued)
Lojas Americanas SA, Preference Shares, NVS	6,614,327	$38,997,063
Marcopolo SA, Preference Shares, NVS	6,066,979	6,589,207
Metalurgica Gerdau SA, Preference Shares, NVS	6,696,936	11,800,703
Petroleo Brasileiro SA, Preference Shares, NVS	36,843,208	206,932,473
Randon SA Implemetos e Participacoes, Preference Shares, NVS	2,106,200	5,452,643
Telefonica Brasil SA, Preference Shares, NVS	3,858,740	45,655,035
Unipar Carbocloro SA, Preference Shares, NVS	516,894	3,070,442
		1,168,339,722
Chile — 0.1%
Embotelladora Andina SA, Class B, Preference Shares	3,183,834	7,665,296
Sociedad Quimica y Minera de Chile SA, Series B, Preference Shares	1,013,985	26,521,110
		34,186,406
Colombia — 0.1%
Avianca Holdings SA, Preference Shares, NVS	4,109,639	1,900,111
Bancolombia SA, Preference Shares, NVS	4,013,253	47,610,609
Grupo Aval Acciones y Valores SA, Preference Shares, NVS	34,510,389	14,107,476
		63,618,196
Russia — 0.1%
Surgutneftegas PJSC, Preference Shares, NVS	59,524,677	29,027,138
Transneft PJSC, Preference Shares, NVS	3,409	7,703,224
		36,730,362
South Korea — 0.6%
Amorepacific Corp., Preference Shares, NVS	79,600	4,810,737
Hyundai Motor Co.
Preference Shares, NVS	199,419	10,886,356
Series 2, Preference Shares, NVS	318,854	19,664,195
LG Chem Ltd., Preference Shares, NVS(b)	66,443	10,230,416
LG Household & Health Care Ltd., Preference Shares, NVS	18,457	11,139,548
Samsung Electronics Co. Ltd., Preference Shares, NVS	7,223,499	270,918,386
		327,649,638
Total Preferred Stocks — 3.0%
(Cost: $1,507,162,834)		1,630,524,324

Rights
China — 0.0%
Legend Holdings Corp. Class H,
(Expires 04/16/20)(a)	221,423	0	(e)
Security	Shares	Value
South Korea — 0.0%
HDC Hyundai Development Co.,
(Expires 06/03/20)(a)	118,693	$0	(e)
Total Rights — 0.0%
(Cost: $0)		0	(e)

Warrants
Thailand — 0.0%
BTS Group Holdings PCL (Expires 02/16/21)(a)(b)	6,892,910	187,859
Total Warrants — 0.0%
(Cost: $0)		187,859

Short-Term Investments
Money Market Funds — 3.0%
BlackRock Cash Funds: Institutional, SL Agency Shares, 1.74%(g)(h)(i)	1,658,909,241	1,660,070,478
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.52%(g)(h)	3,018,433	3,018,433
		1,663,088,911
Total Short-Term Investments — 3.0%
(Cost: $1,661,970,331)		1,663,088,911
Total Investments in Securities — 102.8%
(Cost: $53,598,162,444)		56,842,399,414
Other Assets, Less Liabilities — (2.8)%		(1,525,451,378)
Net Assets — 100.0%		$55,316,948,036

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	Rounds to less than $1.
(f)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(g)	Affiliate of the Fund.
(h)	Annualized 7-day yield as of period-end.
(i)	All or a portion of this security was purchased with cash collateral received from loaned securities.

30	2 0 2 0 i S h a r e s S e m i - A n n u a l R e p o r t t o S h a r e h o l d e r s

Consolidated Schedule of Investments (unaudited) (continued)	iShares® Core MSCI Emerging Markets ETF

February 29, 2020

Affiliates

Investments in issuers considered to be affiliates of the Fund during the six months ended February 29, 2020, for purposes of Section 2(a)(3) of the 1940Act, were as follows:

Affiliated Issuer	Shares Held at 08/31/19	Net Activity	Shares Held at 02/29/20	Value at 02/29/20	Income		Net Realized Gain (Loss)(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	2,014,538,692	(355,629,451)	1,658,909,241	$1,660,070,478	$26,465,171	(b)	$175,766	$153,675
BlackRock Cash Funds: Treasury, SL Agency Shares	139,883,000	(136,864,567)	3,018,433	3,018,433	894,811		—	—
				$1,663,088,911	$27,359,982		$175,766	$153,675

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)	Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
MSCI Emerging Markets E-Mini	2,172	03/20/20	$109,556	$(12,517,103)

Derivative Financial Instruments Categorized by Risk Exposure

As of February 29, 2020, the fair values of derivative financial instruments located in the Consolidated Statements of Assets and Liabilities were as follows:

Equity
Contracts
Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$12,517,103

(a)

Net cumulative appreciation (depreciation) on futures contracts are reported in the Consolidated Schedule of Investments. In the Consolidated Statements of Assets and Liabilities, only current day's variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the six months ended February 29, 2020, the effect of derivative financial instruments in the Consolidated Statements of Operations was as follows:

Equity
Contracts
Net Realized Gain (Loss) from:
Futures contracts	$9,191,415

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$(4,579,401)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$123,215,460

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Consolidated Financial Statements.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund's policy regarding valuation of financial instruments, refer to the Notes to Consolidated Financial Statements.

C o n s o l i d a t e d S c h e d u l e o f I n v e s t m e n t s	31

Consolidated Schedule of Investments (unaudited) (continued)	iShares® Core MSCI Emerging Markets ETF

February 29, 2020

Fair Value Measurements (continued)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of February 29, 2020. The breakdown of the Fund's investments into major categories is disclosed in the Consolidated Schedule of Investments above.

	Level 1	Level 2		Level 3	Total
Investments
Assets
Common Stocks	$53,533,597,533	$1,682,626		$13,318,161	$53,548,598,320
Preferred Stocks	1,630,524,324	—		—	1,630,524,324
Rights	—	0	(a)	—	0	(a)
Warrants	187,859	—		—	187,859
Money Market Funds	1,663,088,911	—		—	1,663,088,911
	$56,827,398,627	$1,682,626		$13,318,161	$56,842,399,414
Derivative financial instruments(b)
Liabilities
Futures Contracts	$(12,517,103)	$—		$—	$(12,517,103)

(a)	Rounds to less than $1.
(b)	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to consolidated financial statements

32	2 0 2 0 i S h a r e s S e m i - A n n u a l R e p o r t t o S h a r e h o l d e r s

Consolidated Schedule of Investments (unaudited)	iShares® MSCI BRIC ETF
February 29, 2020	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Brazil — 8.3%
Ambev SA	384,465	$1,239,041
Atacadao SA	37,200	170,596
B2W Cia. Digital(a)	12,420	171,091
B3 SA - Brasil, Bolsa, Balcao	173,669	1,847,686
Banco Bradesco SA	99,226	600,197
Banco BTG Pactual SA	24,800	371,369
Banco do Brasil SA	74,489	773,676
Banco Santander Brasil SA	37,200	328,658
BB Seguridade Participacoes SA	62,000	437,689
BR Malls Participacoes SA	62,018	224,613
BRF SA(a)	49,600	297,271
CCR SA	99,200	359,056
Centrais Eletricas Brasileiras SA	28,075	214,873
Cia. de Saneamento Basico do Estado de Sao Paulo	24,800	322,942
Cia. Siderurgica Nacional SA	49,600	122,910
Cielo SA	99,221	150,646
Cogna Educacao	124,064	277,461
Cosan SA	12,400	201,103
Embraer SA(a)	62,000	233,068
Energisa SA	12,400	148,416
Engie Brasil Energia SA	14,725	155,127
Equatorial Energia SA	62,000	338,883
Hapvida Participacoes e Investimentos SA(b)	12,400	151,714
Hypera SA	37,200	282,814
IRB Brasil Resseguros S/A	62,000	456,928
JBS SA	86,852	436,989
Klabin SA	62,000	264,537
Localiza Rent a Car SA	51,283	563,110
Lojas Renner SA	66,716	788,173
Magazine Luiza SA	62,000	694,256
Multiplan Empreendimentos Imobiliarios SA	24,830	167,968
Natura & Co. Holding SA	49,600	500,326
Notre Dame Intermedica Participacoes SA	37,200	521,352
Petrobras Distribuidora SA	62,000	358,671
Petroleo Brasileiro SA	297,600	1,790,884
Porto Seguro SA	12,400	167,600
Raia Drogasil SA	24,850	660,405
Rumo SA(a)	86,800	406,329
Sul America SA	24,889	298,228
Suzano SA	49,615	419,429
TIM Participacoes SA	74,469	266,241
Ultrapar Participacoes SA	49,600	209,761
Vale SA	260,429	2,557,736
WEG SA	74,472	712,260
		21,662,083
China — 65.6%
360 Security Technology Inc., Class A	7,999	25,575
3SBio Inc.(a)(b)	124,000	128,566
51job Inc., ADR(a)(c)	2,604	194,701
58.com Inc., ADR(a)	7,316	403,624
AAC Technologies Holdings Inc.(c)	76,000	497,854
AECC Aviation Power Co. Ltd., Class A	24,800	81,955
Agricultural Bank of China Ltd., Class A	421,600	205,667
Agricultural Bank of China Ltd., Class H	2,232,000	893,596
Aier Eye Hospital Group Co. Ltd., Class A	24,800	141,913
Air China Ltd., Class H	248,000	199,532
Aisino Corp., Class A	24,800	83,729
Alibaba Group Holding Ltd., ADR(a)	142,848	29,712,384
Security	Shares	Value

China (continued)
Alibaba Health Information Technology Ltd.(a)(c)	326,000	$624,972
Alibaba Pictures Group Ltd.(a)	1,240,000	167,072
A-Living Services Co. Ltd., Class H(b)	31,000	138,829
Aluminum Corp. of China Ltd., Class A(a)	111,600	48,854
Aluminum Corp. of China Ltd., Class H(a)	248,000	65,874
Angang Steel Co. Ltd., Class A	142,420	58,270
Anhui Conch Cement Co. Ltd., Class A	24,800	194,634
Anhui Conch Cement Co. Ltd., Class H	124,000	909,349
ANTA Sports Products Ltd.	124,040	997,184
Anxin Trust Co. Ltd., Class A(a)	24,800	10,608
Autohome Inc., ADR(a)	4,464	346,719
AVIC Aircraft Co. Ltd., Class A	12,400	30,174
Avic Capital Co. Ltd., Class A	45,199	27,545
AVIC Electromechanical Systems Co. Ltd., Class A	24,800	27,496
AviChina Industry & Technology Co. Ltd., Class H	248,000	107,881
BAIC BluePark New Energy Technology Co. Ltd., Class A(a)	24,800	22,813
BAIC Motor Corp. Ltd., Class H(b)	124,000	60,782
Baidu Inc., ADR(a)	22,196	2,663,076
Bank of Beijing Co. Ltd., Class A	135,890	99,339
Bank of Chengdu Co. Ltd., Class A	24,800	28,986
Bank of China Ltd., Class A	198,400	100,758
Bank of China Ltd., Class H	6,324,000	2,499,396
Bank of Communications Co. Ltd., Class A	235,600	175,262
Bank of Communications Co. Ltd., Class H	620,200	397,919
Bank of Guiyang Co. Ltd., Class A	12,400	14,901
Bank of Hangzhou Co. Ltd., Class A	20,399	25,068
Bank of Jiangsu Co. Ltd., Class A	86,800	79,223
Bank of Nanjing Co. Ltd., Class A	62,000	68,828
Bank of Ningbo Co. Ltd., Class A	37,200	133,895
Bank of Shanghai Co. Ltd., Class A	73,890	91,012
Baoshan Iron & Steel Co. Ltd., Class A	86,800	64,570
Baozun Inc., ADR(a)(c)	3,844	121,932
BBMG Corp., Class A	49,600	23,912
BBMG Corp., Class H	124,000	34,846
Beijing Capital International Airport Co. Ltd., Class H	248,000	193,485
Beijing Dabeinong Technology Group Co. Ltd., Class A	37,200	36,454
Beijing Enlight Media Co. Ltd., Class A	12,400	19,229
Beijing Enterprises Holdings Ltd.	62,000	261,746
Beijing Enterprises Water Group Ltd.	496,000	230,400
Beijing New Building Materials PLC, Class A	12,400	44,703
Beijing Oriental Yuhong Waterproof Technology Co. Ltd., Class A	12,400	55,098
Beijing Originwater Technology Co. Ltd., Class A	24,800	34,982
Beijing Sinnet Technology Co. Ltd., Class A	12,400	44,525
Beijing Tongrentang Co. Ltd., Class A	24,269	90,754
Beijing Yanjing Brewery Co. Ltd., Class A	24,800	20,755
BEST Inc., ADR(a)	18,848	101,968
BOC Aviation Ltd.(b)	12,400	107,642
BOE Technology Group Co. Ltd., Class A	161,200	112,998
Bohai Leasing Co. Ltd., Class A(a)	49,600	23,416
Bosideng International Holdings Ltd.	248,000	72,239
Brilliance China Automotive Holdings Ltd.	248,000	210,033
BYD Co. Ltd., Class A	12,400	115,961
BYD Co. Ltd., Class H(c)	62,000	379,492
BYD Electronic International Co. Ltd.	62,000	116,155
Caitong Securities Co. Ltd., Class A	12,400	19,690
CGN Power Co. Ltd., Class H(b)	744,000	181,392
Changjiang Securities Co. Ltd., Class A	37,200	35,868
Chaozhou Three-Circle Group Co. Ltd., Class A	12,400	42,219

C o n s o l i d a t e d S c h e d u l e o f I n v e s t m e n t s	33

Consolidated Schedule of Investments (unaudited) (continued)	iShares® MSCI BRIC ETF
February 29, 2020	(Percentages shown are based on Net Assets)

Security	Shares	Value

China (continued)
Chengdu Xingrong Environment Co. Ltd., Class A	37,200	$24,054
China Agri-Industries Holdings Ltd.	248,000	134,612
China Aoyuan Group Ltd.	124,000	178,528
China Cinda Asset Management Co. Ltd., Class H	496,000	103,744
China CITIC Bank Corp. Ltd., Class A	24,800	19,265
China CITIC Bank Corp. Ltd., Class H	744,000	386,652
China Coal Energy Co. Ltd., Class H	248,000	80,195
China Communications Construction Co. Ltd., Class A	24,800	30,972
China Communications Construction Co. Ltd., Class H	248,000	184,893
China Communications Services Corp. Ltd., Class H	248,800	192,513
China Conch Venture Holdings Ltd.	124,000	603,050
China Construction Bank Corp., Class A	37,200	34,591
China Construction Bank Corp., Class H	7,936,370	6,415,862
China East Education Holdings Ltd.(a)(b)	62,000	126,179
China Eastern Airlines Corp. Ltd., Class A(a)	111,600	72,482
China Enterprise Co. Ltd., Class A	37,200	22,245
China Everbright Bank Co. Ltd., Class A	248,000	134,108
China Everbright Bank Co. Ltd., Class H	124,000	49,644
China Everbright International Ltd.	248,000	165,163
China Evergrande Group	124,000	278,453
China First Capital Group Ltd.(a)	224,000	6,180
China Fortune Land Development Co. Ltd., Class A	12,400	41,847
China Galaxy Securities Co. Ltd., Class H	310,000	171,050
China Gas Holdings Ltd.	148,800	544,177
China Gezhouba Group Co. Ltd., Class A	24,800	23,593
China Grand Automotive Services Group Co. Ltd., Class A	74,400	43,851
China Greatwall Technology Group Co. Ltd., Class A	12,400	24,817
China Hongqiao Group Ltd.	186,000	99,766
China Huarong Asset Management Co. Ltd., Class H(b)	868,000	118,064
China Huishan Dairy Holdings Co. Ltd.(a)(d)	51,450	99
China International Capital Corp. Ltd., Class H(b)	99,200	183,047
China International Travel Service Corp. Ltd., Class A	12,400	139,252
China Jinmao Holdings Group Ltd.(c)	496,000	362,148
China Jushi Co. Ltd., Class A	62,000	83,196
China Lesso Group Holdings Ltd.	124,000	186,166
China Life Insurance Co. Ltd., Class A	11,893	50,106
China Life Insurance Co. Ltd., Class H	620,000	1,452,730
China Literature Ltd.(a)(b)	24,800	112,177
China Longyuan Power Group Corp. Ltd., Class H	248,000	129,839
China Medical System Holdings Ltd.	128,000	157,679
China Mengniu Dairy Co. Ltd.(c)	248,000	889,459
China Merchants Bank Co. Ltd., Class A	111,600	546,010
China Merchants Bank Co. Ltd., Class H	310,456	1,464,030
China Merchants Energy Shipping Co. Ltd., Class A	24,800	17,952
China Merchants Port Holdings Co. Ltd.	86,000	126,467
China Merchants Securities Co. Ltd., Class A	37,200	93,929
China Merchants Shekou Industrial Zone Holdings Co. Ltd., Class A	36,681	90,991
China Minsheng Banking Corp. Ltd., Class A	235,600	192,789
China Minsheng Banking Corp. Ltd., Class H	434,000	292,933
China Mobile Ltd.	496,000	3,901,528
China Molybdenum Co. Ltd., Class A	99,200	57,759
China Molybdenum Co. Ltd., Class H	372,000	138,908
China National Building Material Co. Ltd., Class H	294,000	339,911
China National Nuclear Power Co. Ltd., Class A	111,600	73,280
China Northern Rare Earth Group High-Tech Co. Ltd., Class A	12,400	16,143
China Overseas Land & Investment Ltd.	344,800	1,156,995
China Pacific Insurance Group Co. Ltd., Class A	37,200	169,710
Security	Shares	Value

China (continued)
China Pacific Insurance Group Co. Ltd., Class H	198,400	$653,013
China Petroleum & Chemical Corp., Class A	148,800	97,920
China Petroleum & Chemical Corp., Class H	1,984,600	1,023,744
China Power International Development Ltd.	620,000	115,359
China Railway Construction Corp. Ltd., Class A	62,000	84,261
China Railway Construction Corp. Ltd., Class H.	124,000	141,932
China Railway Group Ltd., Class A	74,400	57,155
China Railway Group Ltd., Class H	248,000	140,022
China Railway Signal & Communication Corp. Ltd., Class H(b)	128,000	65,700
China Reinsurance Group Corp., Class H	496,000	67,465
China Renewable Energy Investment Ltd.(a)(d)	7,709	0	(e)
China Resources Beer Holdings Co. Ltd.	98,000	453,969
China Resources Cement Holdings Ltd.	248,000	312,186
China Resources Gas Group Ltd.	73,000	364,389
China Resources Land Ltd.	248,444	1,146,093
China Resources Pharmaceutical Group Ltd.(b)	124,000	107,881
China Resources Power Holdings Co. Ltd.	248,200	295,239
China Shenhua Energy Co. Ltd., Class A	24,800	56,765
China Shenhua Energy Co. Ltd., Class H	248,000	430,250
China Shipbuilding Industry Co. Ltd., Class A	124,000	78,230
China Southern Airlines Co. Ltd., Class A	62,000	51,089
China Southern Airlines Co. Ltd., Class H	248,000	130,793
China State Construction Engineering Corp. Ltd., Class A	272,800	209,570
China State Construction International Holdings Ltd.(c)	248,000	200,805
China Taiping Insurance Holdings Co. Ltd.	124,040	253,395
China Telecom Corp. Ltd., Class H	992,000	372,968
China Tower Corp. Ltd., Class H(b)	3,472,000	842,043
China Traditional Chinese Medicine Holdings Co. Ltd.	248,000	130,475
China Unicom Hong Kong Ltd.	539,900	426,070
China United Network Communications Ltd., Class A	148,800	116,652
China Vanke Co. Ltd., Class A	49,601	209,964
China Vanke Co. Ltd., Class H	111,601	429,617
China Yangtze Power Co. Ltd., Class A	111,656	272,024
China Zhongwang Holdings Ltd.	148,800	50,026
Chongqing Changan Automobile Co. Ltd., Class A	24,800	36,081
Chongqing Rural Commercial Bank Co. Ltd., Class H	248,000	112,018
Chongqing Zhifei Biological Products Co. Ltd., Class A	12,400	106,399
CIFI Holdings Group Co. Ltd.	248,000	189,348
CITIC Guoan Information Industry Co. Ltd., Class A(a)	49,600	24,551
CITIC Ltd.	496,000	550,542
CITIC Securities Co. Ltd., Class A	49,600	166,038
CITIC Securities Co. Ltd., Class H.	186,000	397,631
CNOOC Ltd.	1,488,000	2,039,232
Contemporary Amperex Technology Co. Ltd., Class A	12,400	240,667
COSCO SHIPPING Development Co. Ltd., Class A	24,800	7,486
COSCO SHIPPING Holdings Co. Ltd., Class A(a)	99,200	57,333
COSCO SHIPPING Holdings Co. Ltd., Class H(a)(c)	186,000	62,055
COSCO SHIPPING Ports Ltd.	248,000	165,163
Country Garden Holdings Co. Ltd.	620,046	821,100
Country Garden Services Holdings Co. Ltd.	128,000	499,317
CRRC Corp. Ltd., Class A	124,000	113,530
CRRC Corp. Ltd., Class H	372,400	238,931
CSC Financial Co. Ltd., Class A	12,400	57,138
CSPC Pharmaceutical Group Ltd.	248,000	565,180
Dali Foods Group Co. Ltd.(b)	186,000	122,917
Dalian Port PDA Co. Ltd., Class A	86,800	22,103
Daqin Railway Co. Ltd., Class A	74,400	75,356
DHC Software Co. Ltd., Class A	12,400	26,165

34	2 0 2 0 i S h a r e s S e m i - A n n u a l R e p o r t t o S h a r e h o l d e r s

Consolidated Schedule of Investments (unaudited) (continued)	iShares® MSCI BRIC ETF
February 29, 2020	(Percentages shown are based on Net Assets)

Security	Shares	Value

China (continued)
Dongfang Electric Corp. Ltd., Class A	24,800	$32,817
Dongfeng Motor Group Co. Ltd., Class H	248,000	196,031
Dongxing Securities Co. Ltd., Class A	45,199	78,175
East Money Information Co. Ltd., Class A	37,200	92,332
ENN Energy Holdings Ltd.	62,000	686,984
Everbright Securities Co. Ltd., Class A	37,297	63,387
Fangda Carbon New Material Co. Ltd., Class A(a)	12,400	17,863
Far East Horizon Ltd.	124,000	108,358
Fiberhome Telecommunication Technologies Co. Ltd., Class A	12,400	53,182
Financial Street Holdings Co. Ltd., Class A	24,800	24,622
First Capital Securities Co. Ltd., Class A	24,800	26,999
Focus Media Information Technology Co. Ltd., Class A	86,839	66,339
Foshan Haitian Flavouring & Food Co. Ltd., Class A	11,843	168,711
Fosun International Ltd.	186,000	237,003
Founder Securities Co. Ltd., Class A	49,699	52,044
Foxconn Industrial Internet Co. Ltd., Class A	24,800	60,597
Fujian Sunner Development Co. Ltd., Class A	12,400	38,476
Fuyao Glass Industry Group Co. Ltd., Class A	12,400	41,102
Fuyao Glass Industry Group Co. Ltd., Class H(b)	49,600	141,613
Ganfeng Lithium Co. Ltd., Class A	12,400	92,208
GCL System Integration Technology Co. Ltd., Class A(a)	24,800	19,584
GD Power Development Co. Ltd., Class A	136,400	40,977
GDS Holdings Ltd., ADR(a)	5,456	316,284
Geely Automobile Holdings Ltd.	372,000	661,605
GEM Co. Ltd., Class A	32,799	25,103
Gemdale Corp., Class A	24,800	50,734
GF Securities Co. Ltd., Class A	37,200	77,165
GF Securities Co. Ltd., Class H	74,400	88,978
GoerTek Inc., Class A	24,800	79,010
GOME Retail Holdings Ltd.(a)(c)	992,400	101,875
Grandjoy Holdings Group Co. Ltd., Class A	24,800	19,797
Great Wall Motor Co. Ltd., Class H	248,000	179,483
Gree Electric Appliances Inc. of Zhuhai, Class A	12,400	105,016
Greenland Holdings Corp. Ltd., Class A	57,599	48,121
Guangdong Haid Group Co. Ltd., Class A	12,400	60,668
Guangdong HEC Technology Holding Co. Ltd., Class A	24,800	29,589
Guangdong Investment Ltd.	248,000	465,892
Guanghui Energy Co. Ltd., Class A	49,600	20,152
Guangshen Railway Co. Ltd., Class A	49,600	18,307
Guangzhou Automobile Group Co. Ltd., Class A	12,400	19,247
Guangzhou Automobile Group Co. Ltd., Class H	254,235	283,496
Guangzhou Baiyun International Airport Co. Ltd., Class A	12,400	27,460
Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., Class A	12,400	60,437
Guangzhou R&F Properties Co. Ltd., Class H	99,200	153,770
Guosen Securities Co. Ltd., Class A	24,800	41,758
Guotai Junan Securities Co. Ltd., Class A	62,000	150,783
Guotai Junan Securities Co. Ltd., Class H(b)	49,600	82,868
Guoyuan Securities Co. Ltd., Class A	24,800	32,001
Haier Electronics Group Co. Ltd.	144,000	412,059
Haier Smart Home Co. Ltd., Class A	37,279	90,768
Haitong Securities Co. Ltd., Class A	62,000	126,036
Haitong Securities Co. Ltd., Class H	198,400	213,088
Hangzhou Hikvision Digital Technology Co. Ltd., Class A	49,004	245,363
Henan Shuanghui Investment & Development Co. Ltd., Class A	12,400	60,313
Hengan International Group Co. Ltd.	62,000	460,243
Hengli Petrochemical Co. Ltd., Class A	37,200	79,294
Hengtong Optic-Electric Co. Ltd., Class A	12,400	29,216
Security	Shares	Value

China (continued)
Hengyi Petrochemical Co. Ltd., Class A	12,400	$24,498
Hesteel Co. Ltd., Class A	62,000	19,957
HLA Corp. Ltd., Class A	24,800	24,161
Holitech Technology Co. Ltd., Class A	37,200	38,104
Huaan Securities Co. Ltd., Class A	24,800	27,318
Huadian Power International Corp. Ltd., Class A	99,200	46,831
Huadong Medicine Co. Ltd., Class A	12,400	34,236
Hualan Biological Engineering Inc., Class A	12,400	73,617
Huaneng Power International Inc., Class A	24,800	16,675
Huaneng Power International Inc., Class H	248,000	99,925
Huatai Securities Co. Ltd., Class A	49,600	131,624
Huatai Securities Co. Ltd., Class H(b)	99,200	172,355
Huaxia Bank Co. Ltd., Class A	99,200	98,630
Huaxin Cement Co. Ltd., Class A	12,400	43,266
Huayu Automotive Systems Co. Ltd., Class A	13,099	52,751
Huazhu Group Ltd., ADR	11,160	376,650
Hubei Biocause Pharmaceutical Co. Ltd., Class A	62,000	52,863
Hubei Energy Group Co. Ltd., Class A	99,200	52,082
Hunan Valin Steel Co. Ltd., Class A(a)	37,200	21,127
Hutchison China MediTech Ltd., ADR(a)	6,448	150,367
HUYA Inc., ADR(a)(c)	5,084	100,714
Iflytek Co. Ltd., Class A	12,400	68,455
Industrial & Commercial Bank of China Ltd., Class A	297,600	225,642
Industrial & Commercial Bank of China Ltd., Class H	5,208,050	3,562,008
Industrial Bank Co. Ltd., Class A	99,200	245,367
Industrial Securities Co. Ltd., Class A	37,200	36,773
Inner Mongolia BaoTou Steel Union Co. Ltd., Class A	310,000	51,887
Inner Mongolia Junzheng Energy & Chemical Industry Group Co. Ltd., Class A(a)	49,600	19,158
Inner Mongolia MengDian HuaNeng Thermal Power Corp. Ltd., Class A	61,407	24,773
Inner Mongolia Yili Industrial Group Co. Ltd., Class A	37,200	153,851
Inner Mongolia Yitai Coal Co. Ltd., Class B	111,600	76,558
Innovent Biologics Inc.(a)(b)	62,000	283,227
Inspur Electronic Information Industry Co. Ltd., Class A	11,828	71,152
iQIYI Inc., ADR(a)(c)	11,532	258,663
JD.com Inc., ADR(a)(c)	62,000	2,387,620
Jiangsu Hengrui Medicine Co. Ltd., Class A	24,800	298,337
Jiangsu King's Luck Brewery JSC Ltd., Class A	12,400	52,330
Jiangsu Yanghe Brewery Joint-Stock Co. Ltd., Class A	12,400	172,744
Jiangsu Zhongnan Construction Group Co. Ltd., Class A	24,800	29,447
Jiangsu Zhongtian Technology Co. Ltd., Class A	24,800	29,873
Jiangxi Copper Co. Ltd., Class A	12,400	24,285
Jiangxi Copper Co. Ltd., Class H	124,000	145,432
Jiangxi Zhengbang Technology Co. Ltd., Class A	12,400	26,822
Jinke Properties Group Co. Ltd., Class A	24,800	26,715
JOYY Inc.(a)(c)	5,208	281,076
Kaisa Group Holdings Ltd.	248,000	110,108
Kingboard Holdings Ltd.	62,000	163,890
Kingboard Laminates Holdings Ltd.	124,000	123,633
Kingdee International Software Group Co. Ltd.(c)	248,000	317,278
Kingsoft Corp. Ltd.(a)(c)	124,000	400,973
Kunlun Energy Co. Ltd.	248,000	173,118
Kweichow Moutai Co. Ltd., Class A	5,300	801,422
KWG Group Holdings Ltd.	124,000	181,711
Lee & Man Paper Manufacturing Ltd.	124,000	96,743
Legend Holdings Corp., Class H(b)	37,200	63,965
Lenovo Group Ltd.	496,000	306,139
Lens Technology Co. Ltd., Class A	12,400	34,538
Lepu Medical Technology Beijing Co. Ltd., Class A	12,400	60,845

C o n s o l i d a t e d S c h e d u l e o f I n v e s t m e n t s	35

Consolidated Schedule of Investments (unaudited) (continued)	iShares® MSCI BRIC ETF
February 29, 2020	(Percentages shown are based on Net Assets)

Security	Shares	Value

China (continued)
Li Ning Co. Ltd.	186,000	$489,282
Lingyi iTech Guangdong Co., Class A(a)	24,800	40,197
Longfor Group Holdings Ltd.(b)	124,000	573,614
LONGi Green Energy Technology Co. Ltd., Class A	24,800	108,918
Luckin Coffee Inc., ADR(a)	6,820	269,799
Luxshare Precision Industry Co. Ltd., Class A	36,641	250,556
Luye Pharma Group Ltd.(b)	124,000	75,580
Luzhou Laojiao Co. Ltd., Class A	12,400	132,689
Maanshan Iron & Steel Co. Ltd., Class A	62,000	24,569
Mango Excellent Media Co. Ltd., Class A(a)	12,400	78,176
Meinian Onehealth Healthcare Holdings Co. Ltd., Class A	17,153	32,317
Meituan Dianping, Class B(a)	86,800	1,101,561
Metallurgical Corp. of China Ltd., Class A	198,400	77,201
Metallurgical Corp. of China Ltd., Class H	372,000	72,080
Momo Inc., ADR	10,540	296,385
Muyuan Foodstuff Co. Ltd., Class A	12,400	206,661
NanJi E-Commerce Co. Ltd., Class A(a)	12,400	17,331
Nanjing Iron & Steel Co. Ltd., Class A	49,600	21,855
Nanjing Securities Co. Ltd., Class A	24,800	47,931
NARI Technology Co. Ltd., Class A	24,800	70,353
NavInfo Co. Ltd., Class A	12,400	30,369
NetEase Inc., ADR	5,828	1,857,442
New China Life Insurance Co. Ltd., Class A	12,400	78,371
New China Life Insurance Co. Ltd., Class H	37,200	141,534
New Hope Liuhe Co. Ltd., Class A	24,800	85,857
New Oriental Education & Technology Group Inc., ADR(a)	11,780	1,506,544
Nexteer Automotive Group Ltd.	124,000	91,333
Nine Dragons Paper Holdings Ltd.	124,000	146,387
Ningbo Zhoushan Port Co. Ltd., Class A	49,600	23,345
NIO Inc., ADR(a)(c)	49,352	203,824
Noah Holdings Ltd.(a)(c)	3,100	87,978
Oceanwide Holdings Co. Ltd., Class A	37,200	22,458
Offshore Oil Engineering Co. Ltd., Class A	20,324	16,893
OFILM Group Co. Ltd., Class A(a)	12,400	32,817
Orient Securities Co. Ltd., Class A	37,200	53,058
Pacific Securities Co. Ltd. (The), Class A(a)	49,600	25,473
Pangang Group Vanadium Titanium & Resources Co. Ltd., Class A(a)	62,000	21,198
People's Insurance Co. Group of China Ltd. (The), Class A	37,200	36,028
People's Insurance Co. Group of China Ltd. (The), Class H	620,000	219,580
Perfect World Co. Ltd., Class A	12,400	90,558
PetroChina Co. Ltd., Class A	62,000	44,969
PetroChina Co. Ltd., Class H	1,488,000	576,637
PICC Property & Casualty Co. Ltd., Class H	496,322	513,960
Pinduoduo Inc., ADR(a)	15,996	572,337
Ping An Bank Co. Ltd., Class A	86,800	180,052
Ping An Healthcare and Technology Co. Ltd.(a)(b)	24,800	242,334
Ping An Insurance Group Co. of China Ltd., Class A	49,600	551,474
Ping An Insurance Group Co. of China Ltd., Class H	496,000	5,514,965
Poly Developments and Holdings Group Co. Ltd., Class A	62,000	143,598
Postal Savings Bank of China Co. Ltd., Class H(b)	620,000	391,426
Power Construction Corp. of China Ltd., Class A	124,000	75,391
RiseSun Real Estate Development Co. Ltd., Class A	24,800	30,369
Rongsheng Petro Chemical Co. Ltd., Class A	37,200	55,080
SAIC Motor Corp. Ltd., Class A	37,200	118,196
Sanan Optoelectronics Co. Ltd., Class A	24,894	87,785
Security	Shares	Value

China (continued)
Sany Heavy Industry Co. Ltd., Class A	49,053	$122,313
SDIC Capital Co. Ltd., Class A	24,800	45,980
SDIC Power Holdings Co. Ltd., Class A	49,699	53,750
Sealand Securities Co. Ltd., Class A	44,400	29,282
Seazen Group Ltd.	248,000	254,904
Seazen Holdings Co. Ltd., Class A	12,400	56,943
Semiconductor Manufacturing International Corp.(a)(c)	248,200	480,918
SF Holding Co. Ltd., Class A	12,400	86,833
Shaanxi Coal Industry Co. Ltd., Class A	49,005	55,383
Shandong Gold Mining Co. Ltd., Class A	12,400	60,171
Shandong Hualu Hengsheng Chemical Co. Ltd., Class A	12,400	29,944
Shandong Nanshan Aluminum Co. Ltd., Class A	74,400	22,564
Shandong Weigao Group Medical Polymer Co. Ltd., Class H	184,000	237,052
Shandong Xinchao Energy Corp. Ltd., Class A(a)	136,400	37,270
Shanghai 2345 Network Holding Group Co. Ltd., Class A	86,885	39,277
Shanghai Construction Group Co. Ltd., Class A	49,600	23,770
Shanghai Electric Group Co. Ltd., Class A	124,000	79,649
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class A	12,400	47,683
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class H	65,500	184,488
Shanghai International Port Group Co. Ltd., Class A	49,600	32,214
Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd., Class B	99,276	78,627
Shanghai Pharmaceuticals Holding Co. Ltd., Class A	12,400	33,119
Shanghai Pharmaceuticals Holding Co. Ltd., Class H.	99,200	181,520
Shanghai Pudong Development Bank Co. Ltd., Class A	148,800	230,963
Shanghai RAAS Blood Products Co. Ltd., Class A(a)	37,200	48,481
Shanghai Tunnel Engineering Co. Ltd., Class A	24,800	19,868
Shanghai Yuyuan Tourist Mart Group Co. Ltd., Class A	24,800	24,977
Shanxi Lu'an Environmental Energy Development Co. Ltd., Class A	24,252	21,025
Shanxi Meijin Energy Co. Ltd., Class A(a)	24,800	29,589
Shanxi Securities Co. Ltd., Class A	24,800	27,886
Shanxi Taigang Stainless Steel Co. Ltd., Class A	37,200	18,733
Shanxi Xishan Coal & Electricity Power Co. Ltd., Class A	24,800	17,952
Shanying International Holding Co. Ltd., Class A(a)	49,600	24,054
Shenergy Co. Ltd., Class A	49,600	37,394
Shengyi Technology Co. Ltd., Class A	12,400	54,725
Shenwan Hongyuan Group Co. Ltd., Class A	148,899	99,689
Shenzhen Energy Group Co. Ltd., Class A	74,400	57,794
Shenzhen Inovance Technology Co. Ltd., Class A	11,898	48,186
Shenzhen International Holdings Ltd.	62,000	118,701
Shenzhen Investment Ltd.	248,000	83,377
Shenzhen Overseas Chinese Town Co. Ltd., Class A	62,000	57,918
Shenzhen Zhongjin Lingnan Nonfemet Co. Ltd., Class A	37,200	19,690
Shenzhou International Group Holdings Ltd.	62,000	761,768
Shimao Property Holdings Ltd.	124,000	443,934
Shui On Land Ltd.	372,000	73,989
Sichuan Chuantou Energy Co. Ltd., Class A	36,605	47,915
Sichuan Hebang Biotechnology Co. Ltd., Class A(a)	111,600	26,183
Sichuan Kelun Pharmaceutical Co. Ltd., Class A	12,400	40,711
Sichuan Languang Development Co. Ltd., Class A	24,800	23,025
SINA Corp.(a)	5,704	186,806
Sino Biopharmaceutical Ltd.(c)	620,000	897,415
Sinolink Securities Co. Ltd., Class A	24,800	35,478
Sino-Ocean Group Holding Ltd.	124,000	45,030
Sinopec Engineering Group Co. Ltd., Class H	124,000	61,419
Sinopec Shanghai Petrochemical Co. Ltd., Class A	49,600	28,383
Sinopec Shanghai Petrochemical Co. Ltd., Class H	249,000	63,584

36	2 0 2 0 i S h a r e s S e m i - A n n u a l R e p o r t t o S h a r e h o l d e r s

Consolidated Schedule of Investments (unaudited) (continued)	iShares® MSCI BRIC ETF
February 29, 2020	(Percentages shown are based on Net Assets)

Security	Shares	Value

China (continued)
Sinopharm Group Co. Ltd., Class H	99,200	$306,139
Sinotrans Ltd., Class A	37,200	19,052
Sinotrans Ltd., Class H	248,000	70,011
Sinotruk Hong Kong Ltd.	62,000	118,542
SOHO China Ltd.	186,000	67,306
Songcheng Performance Development Co. Ltd., Class A	12,400	48,924
SooChow Securities Co. Ltd., Class A	24,800	32,888
Southwest Securities Co. Ltd., Class A	37,200	26,715
SSY Group Ltd.	248,000	207,806
Sun Art Retail Group Ltd.	248,000	316,959
Sunac China Holdings Ltd.	248,000	1,352,487
Suning.com Co. Ltd., Class A	49,600	65,848
Sunny Optical Technology Group Co. Ltd.	62,000	964,244
Suzhou Dongshan Precision Manufacturing Co. Ltd., Class A	12,400	50,202
TAL Education Group, ADR(a)	32,736	1,780,511
TangShan Port Group Co. Ltd., Class A	62,000	20,489
TBEA Co. Ltd., Class A	24,800	22,103
TCL Technology Group Corp., Class A	99,200	83,445
Tencent Holdings Ltd.	471,200	23,339,155
Tencent Music Entertainment Group, ADR(a)	9,300	112,809
Tian Di Science & Technology Co. Ltd., Class A	49,600	21,713
Tianjin Zhonghuan Semiconductor Co. Ltd., Class A	12,400	31,185
Tianma Microelectronics Co. Ltd., Class A	12,400	28,737
Tingyi Cayman Islands Holding Corp.	248,000	451,253
Tonghua Dongbao Pharmaceutical Co. Ltd., Class A	12,400	20,223
Tongling Nonferrous Metals Group Co. Ltd., Class A	74,400	21,926
Tongwei Co. Ltd., Class A	24,895	61,434
Towngas China Co. Ltd.	124,000	71,920
Transfar Zhilian Co. Ltd., Class A	24,800	22,067
TravelSky Technology Ltd., Class H	124,000	242,493
Trip.com Group Ltd., ADR(a)	38,936	1,182,097
Tsingtao Brewery Co. Ltd., Class H	24,000	124,727
Uni-President China Holdings Ltd.	124,000	127,929
Unisplendour Corp. Ltd., Class A	12,400	80,571
Vipshop Holdings Ltd., ADR(a)	36,952	474,094
Walvax Biotechnology Co. Ltd., Class A	12,400	50,734
Wanda Film Holding Co. Ltd., Class A(a)	12,400	28,737
Wanhua Chemical Group Co. Ltd., Class A	12,400	83,445
Want Want China Holdings Ltd.	372,000	287,364
Wanxiang Qianchao Co. Ltd., Class A	86,827	69,559
Weibo Corp., ADR(a)(c)	5,084	214,240
Weichai Power Co. Ltd., Class A	49,600	101,681
Weichai Power Co. Ltd., Class H	124,100	244,281
Wens Foodstuffs Group Co. Ltd., Class A	24,800	115,411
Western Securities Co. Ltd., Class A	49,600	67,196
Wharf Holdings Ltd. (The)	124,000	261,587
Winning Health Technology Group Co. Ltd., Class A	12,400	45,625
Wuhu Sanqi Interactive Entertainment Network Technology Group Co. Ltd., Class A	12,400	60,065
Wuliangye Yibin Co. Ltd., Class A	24,800	427,868
WUS Printed Circuit Kunshan Co. Ltd., Class A	12,400	46,299
WuXi AppTec Co. Ltd., Class A	12,400	188,035
WuXi AppTec Co. Ltd., Class H(b)	15,840	233,543
Wuxi Biologics Cayman Inc.(a)(b)	62,000	906,962
XCMG Construction Machinery Co. Ltd., Class A	49,600	37,394
Xiamen C & D Inc., Class A	24,800	27,212
Xiaomi Corp., Class B(a)(b)	868,000	1,398,949
Xinhu Zhongbao Co. Ltd., Class A	49,600	22,351
Security	Shares	Value

China (continued)
Xinjiang Goldwind Science & Technology Co. Ltd., Class A	37,253	$56,064
Xinjiang Goldwind Science & Technology Co. Ltd., Class H	30,234	30,028
Xinxing Ductile Iron Pipes Co. Ltd., Class A	37,200	18,945
Xinyi Solar Holdings Ltd.	312,000	247,020
Xinyu Iron & Steel Co. Ltd., Class A	37,200	22,671
Yango Group Co. Ltd., Class A	24,800	28,418
Yanzhou Coal Mining Co. Ltd., Class H	248,000	188,075
Yonghui Superstores Co. Ltd., Class A	49,693	61,137
Yonyou Network Technology Co. Ltd., Class A	12,400	81,706
Yuexiu Property Co. Ltd.	496,000	101,198
Yum China Holdings Inc..	29,264	1,281,471
Yunda Holding Co. Ltd., Class A	12,400	52,472
Yunnan Baiyao Group Co. Ltd., Class A	11,820	133,060
Yuzhou Properties Co. Ltd.	124,000	60,782
Zai Lab Ltd., ADR(a)	3,720	204,488
Zhaojin Mining Industry Co. Ltd., Class H	62,000	73,909
Zhejiang Chint Electrics Co. Ltd., Class A	12,400	47,842
Zhejiang Dahua Technology Co. Ltd., Class A	24,800	68,757
Zhejiang Juhua Co. Ltd., Class A	24,800	29,270
Zhejiang Longsheng Group Co. Ltd., Class A	12,400	22,919
Zhejiang NHU Co. Ltd., Class A	24,230	83,537
Zhejiang Sanhua Intelligent Controls Co. Ltd., Class A	12,400	35,265
Zhengzhou Yutong Bus Co. Ltd., Class A	12,400	26,751
Zhenro Properties Group Ltd.	124,000	80,672
Zheshang Securities Co. Ltd., Class A	24,800	37,394
ZhongAn Online P&C Insurance Co. Ltd., Class H(a)(b)(c)	24,800	104,380
Zhongjin Gold Corp. Ltd., Class A	24,800	28,773
Zhongsheng Group Holdings Ltd.(c)	62,000	235,890
Zhuzhou CRRC Times Electric Co. Ltd., Class H	49,600	173,437
Zijin Mining Group Co. Ltd., Class A	86,800	51,656
Zijin Mining Group Co. Ltd., Class H	527,000	236,685
Zoomlion Heavy Industry Science and Technology Co. Ltd., Class A	24,000	21,562
Zoomlion Heavy Industry Science and Technology Co. Ltd., Class H.	95,200	78,915
ZTE Corp., Class A(a)	12,400	88,696
ZTE Corp., Class H(a)	74,448	308,088
ZTO Express Cayman Inc., ADR	26,660	625,444
		170,521,989
India — 15.7%
Adani Ports & Special Economic Zone Ltd.	48,485	229,903
Ambuja Cements Ltd.	46,996	133,530
Ashok Leyland Ltd.	112,592	109,054
Asian Paints Ltd.	24,180	602,410
Aurobindo Pharma Ltd.	21,204	148,524
Avenue Supermarts Ltd.(a)(b)	10,292	331,425
Axis Bank Ltd.	171,616	1,658,196
Bajaj Auto Ltd.	6,696	268,146
Bajaj Finance Ltd.	14,260	882,434
Bajaj Finserv Ltd.	3,348	419,883
Bandhan Bank Ltd.(b)	34,472	183,185
Berger Paints India Ltd.	18,476	145,046
Bharat Forge Ltd.	19,592	118,202
Bharat Petroleum Corp. Ltd.	54,312	320,864
Bharti Airtel Ltd.(a)	203,732	1,477,863
Bharti Infratel Ltd.	31,124	92,487
Bosch Ltd.	744	125,036
Britannia Industries Ltd.	4,216	173,518

C o n s o l i d a t e d S c h e d u l e o f I n v e s t m e n t s	37

Consolidated Schedule of Investments (unaudited) (continued)	iShares® MSCI BRIC ETF
February 29, 2020	(Percentages shown are based on Net Assets)

Security	Shares	Value

India (continued)
Cipla Ltd.	28,520	$158,907
Coal India Ltd.	99,944	233,215
Colgate-Palmolive India Ltd.	4,836	86,136
Container Corp. of India Ltd.	18,352	129,603
Dabur India Ltd.	46,996	323,064
Divi's Laboratories Ltd.	6,572	191,871
DLF Ltd.	46,996	131,348
Dr. Reddy's Laboratories Ltd.	8,308	336,971
Eicher Motors Ltd.	1,116	256,739
GAIL India Ltd.	119,164	172,387
Godrej Consumer Products Ltd.	28,892	224,394
Grasim Industries Ltd.	22,196	211,357
Havells India Ltd.	23,312	198,031
HCL Technologies Ltd.	90,520	670,237
HDFC Asset Management Co. Ltd.(b)	3,596	156,531
HDFC Life Insurance Co. Ltd.(b)	43,648	329,080
Hero MotoCorp Ltd.	7,812	222,098
Hindalco Industries Ltd.	78,009	168,519
Hindustan Petroleum Corp. Ltd.	50,096	137,132
Hindustan Unilever Ltd.	54,312	1,636,679
Housing Development Finance Corp. Ltd.	133,796	4,033,764
ICICI Bank Ltd.	397,792	2,740,875
ICICI Lombard General Insurance Co. Ltd.(b)	14,508	248,607
ICICI Prudential Life Insurance Co. Ltd.(b)	25,916	169,284
Indian Oil Corp. Ltd.	153,140	224,402
Info Edge India Ltd.	4,836	173,782
Infosys Ltd.	282,472	2,863,959
InterGlobe Aviation Ltd.(b)	8,680	156,364
ITC Ltd.	280,364	767,463
JSW Steel Ltd.	66,836	218,287
Larsen & Toubro Ltd.	39,184	644,791
LIC Housing Finance Ltd.	24,304	107,851
Lupin Ltd.	20,088	178,146
Mahindra & Mahindra Financial Services Ltd.	27,776	132,111
Mahindra & Mahindra Ltd.	54,188	343,183
Marico Ltd.	36,704	151,943
Maruti Suzuki India Ltd.	8,556	744,909
Motherson Sumi Systems Ltd.	78,120	112,199
Nestle India Ltd.	1,984	433,786
NTPC Ltd.	186,248	274,981
Oil & Natural Gas Corp. Ltd.	194,556	247,888
Page Industries Ltd.	496	152,208
Petronet LNG Ltd.	48,236	164,156
Pidilite Industries Ltd.	10,664	223,587
Piramal Enterprises Ltd.	7,068	127,962
Power Grid Corp. of India Ltd.	145,948	367,057
REC Ltd.	63,984	104,442
Reliance Industries Ltd.	236,220	4,348,962
SBI Life Insurance Co. Ltd.(b)	28,148	347,289
Shree Cement Ltd.	744	233,723
Shriram Transport Finance Co. Ltd.	14,260	236,384
Siemens Ltd.	5,580	100,806
State Bank of India(a)	143,840	603,922
Sun Pharmaceutical Industries Ltd.	70,308	363,292
Tata Consultancy Services Ltd.	75,392	2,089,518
Tata Motors Ltd.(a)	131,564	235,081
Tata Power Co. Ltd. (The)	71,796	46,460
Tata Steel Ltd.	16,244	85,927
Tech Mahindra Ltd.	38,440	396,504
Titan Co. Ltd.	25,916	450,502
Security	Shares	Value

India (continued)
UltraTech Cement Ltd.	8,060	$471,264
United Spirits Ltd.(a)	23,188	220,530
UPL Ltd.	45,136	325,038
Vedanta Ltd.	111,972	176,878
Wipro Ltd.	94,612	290,322
Zee Entertainment Enterprises Ltd.	64,108	212,576
		40,736,970
Russia — 6.3%
Alrosa PJSC	215,760	229,213
Gazprom PJSC	869,244	2,621,314
Inter RAO UES PJSC	3,224,000	249,668
LUKOIL PJSC	34,472	2,923,708
Magnit PJSC, GDR(f)	24,990	272,141
Magnitogorsk Iron & Steel Works PJSC	272,800	162,320
MMC Norilsk Nickel PJSC	5,208	1,569,375
Mobile TeleSystems PJSC, ADR	41,044	398,127
Moscow Exchange MICEX-RTS PJSC	108,290	159,663
Novatek PJSC, GDR(f)	7,812	1,119,459
Novolipetsk Steel PJSC	91,760	170,603
PhosAgro PJSC, GDR(f)	11,904	131,063
Polymetal International PLC	13,685	208,757
Polyus PJSC	2,142	269,790
Rosneft Oil Co. PJSC	90,682	544,362
Sberbank of Russia PJSC	883,930	3,069,552
Severstal PJSC	13,020	157,829
Surgutneftegas PJSC	582,810	333,338
Tatneft PJSC	128,092	1,280,157
VTB Bank PJSC	230,366,001	148,538
X5 Retail Group NV, GDR(f)	10,664	328,569
		16,347,546

Total Common Stocks — 95.9%
(Cost: $251,742,387)		249,268,588

Preferred Stocks

Brazil — 3.6%
Banco Bradesco SA, Preference Shares, NVS	310,002	2,097,760
Braskem SA, Class A, Preference Shares, NVS	12,400	73,906
Centrais Eletricas Brasileiras SA, Class B, Preference Shares, NVS	12,482	99,183
Cia. Brasileira de Distribuicao, Preference Shares, NVS	12,756	203,880
Cia. Energetica de Minas Gerais, Preference Shares, NVS	74,487	230,478
Gerdau SA, Preference Shares, NVS	86,800	325,718
Itau Unibanco Holding SA, Preference Shares, NVS	396,856	2,814,800
Itausa-Investimentos Itau SA, Preference Shares, NVS	334,844	891,354
Lojas Americanas SA, Preference Shares, NVS	62,390	367,842
Petroleo Brasileiro SA, Preference Shares, NVS	340,814	1,914,206
Telefonica Brasil SA, Preference Shares, NVS	37,264	440,892
		9,460,019
Russia — 0.2%
Surgutneftegas PJSC, Preference Shares, NVS	570,400	278,155
Transneft PJSC, Preference Shares, NVS	38	85,868
		364,023

Total Preferred Stocks — 3.8%
(Cost: $8,773,429)		9,824,042

38	2 0 2 0 i S h a r e s S e m i - A n n u a l R e p o r t t o S h a r e h o l d e r s

Consolidated Schedule of Investments (unaudited) (continued)	iShares® MSCI BRIC ETF
February 29, 2020	(Percentages shown are based on Net Assets)

Security	Shares	Value

Rights

China — 0.0%
Legend Holdings Corp. Class H, (Expires 04/16/20)(a)	2,030	$0	(e)

Total Rights — 0.0%
(Cost: $0)		0	(e)

Short-Term Investments

Money Market Funds — 2.2%
BlackRock Cash Funds: Institutional, SL Agency Shares, 1.74%(g)(h)(i)	5,370,787	5,374,547
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.52%(g)(h)	383,000	383,000
		5,757,547

Total Short-Term Investments — 2.2%
(Cost: $5,756,148)		5,757,547

Total Investments in Securities — 101.9%
(Cost: $266,271,964)		264,850,177

Other Assets, Less Liabilities — (1.9)%		(4,877,276)

Net Assets — 100.0%		$259,972,901
(a)	Non-income producing security.
(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)	All or a portion of this security is on loan.
(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	Rounds to less than $1.
(f)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(g)	Affiliate of the Fund.
(h)	Annualized 7-day yield as of period-end.
(i)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the six months ended February 29, 2020, for purposes of Section 2(a)(3) of the 1940Act, were as follows:

Affiliated Issuer	Shares Held at 08/31/19	Net Activity	Shares Held at 02/29/20	Value at 02/29/20	Income		Net Realized Gain (Loss)(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	4,935,586	435,201	5,370,787	$5,374,547	$31,596	(b)	$(293)	$1,175
BlackRock Cash Funds: Treasury, SL Agency Shares	181,000	202,000	383,000	383,000	2,716		—	—
				$5,757,547	$34,312		$(293)	$1,175

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)	Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Hang Seng China Enterprises Index	4	03/30/20	$266	$(3,651)
MSCI Emerging Markets E-Mini	11	03/20/20	555	(21,695)
				$(25,346)

C o n s o l i d a t e d S c h e d u l e o f I n v e s t m e n t s	39

Consolidated Schedule of Investments (unaudited) (continued)	iShares® MSCI BRIC ETF
February 29, 2020

Derivative Financial Instruments Categorized by Risk Exposure

As of February 29, 2020, the fair values of derivative financial instruments located in the Consolidated Statements of Assets and Liabilities were as follows:

Equity
Contracts
Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$25,346

(a)

Net cumulative appreciation (depreciation) on futures contracts are reported in the Consolidated Schedule of Investments. In the Consolidated Statements of Assets and Liabilities, only current day's variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the six months ended February 29, 2020, the effect of derivative financial instruments in the Consolidated Statements of Operations was as follows:

Equity
Contracts
Net Realized Gain (Loss) from:
Futures contracts	$62,114

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$(33,115)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$509,197

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Consolidated Financial Statements.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund's policy regarding valuation of financial instruments, refer to the Notes to Consolidated Financial Statements.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of February 29, 2020. The breakdown of the Fund's investments into major categories is disclosed in the Consolidated Schedule of Investments above.

	Level 1	Level 2		Level 3	Total
Investments
Assets
Common Stocks	$249,268,489	$—		$99	$249,268,588
Preferred Stocks	9,824,042	—		—	9,824,042
Rights	—	0	(a)	—	0	(a)
Money Market Funds	5,757,547	—		—	5,757,547
	$264,850,078	$0	(a)	$99	$264,850,177
Derivative financial instruments(b)
Liabilities
Futures Contracts	$(25,346)	$—		$—	$(25,346)

(a)	Rounds to less than $1.
(b)	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to consolidated financial statements

40	2 0 2 0 i S h a r e s S e m i - A n n u a l R e p o r t t o S h a r e h o l d e r s

Consolidated Schedule of Investments (unaudited)	iShares® MSCI Emerging Markets Asia ETF
February 29, 2020	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

China — 46.8%
360 Security Technology Inc., Class A	8,199	$26,215
3SBio Inc.(a)(b)	182,500	189,220
51job Inc., ADR(b)(c)	3,489	260,873
58.com Inc., ADR(b)(c)	11,748	648,137
AAC Technologies Holdings Inc.(c)	93,500	612,491
AECC Aviation Power Co. Ltd., Class A	14,700	48,578
Agile Group Holdings Ltd.	192,000	269,532
Agricultural Bank of China Ltd., Class A	460,500	224,644
Agricultural Bank of China Ltd., Class H	3,388,000	1,356,409
Aier Eye Hospital Group Co. Ltd., Class A	16,100	92,129
Air China Ltd., Class A	20,400	21,771
Air China Ltd., Class H	280,000	225,278
Aisino Corp., Class A	21,100	71,237
Alibaba Group Holding Ltd., ADR(b)	166,541	34,640,528
Alibaba Health Information Technology Ltd.(b)	22,000	42,176
Alibaba Pictures Group Ltd.(b)(c)	1,850,000	249,261
A-Living Services Co. Ltd., Class H(a)	36,250	162,340
Aluminum Corp. of China Ltd., Class A(b)	51,600	22,588
Aluminum Corp. of China Ltd., Class H(b)	532,000	141,311
Angang Steel Co. Ltd., Class A	86,760	35,497
Anhui Conch Cement Co. Ltd., Class A	19,700	154,608
Anhui Conch Cement Co. Ltd., Class H	155,000	1,136,686
ANTA Sports Products Ltd.	135,000	1,085,294
Anxin Trust Co. Ltd., Class A(b)	40,100	17,152
Autohome Inc., ADR(b)	7,574	588,273
AVIC Aircraft Co. Ltd., Class A	17,000	41,368
Avic Capital Co. Ltd., Class A	85,700	52,228
AVIC Shenyang Aircraft Co. Ltd., Class A(b)	6,300	25,055
AviChina Industry & Technology Co. Ltd., Class H	343,000	149,206
BAIC BluePark New Energy Technology Co. Ltd.,
Class A(b)	31,600	29,068
BAIC Motor Corp. Ltd., Class H(a)	199,500	97,791
Baidu Inc., ADR(b)	34,448	4,133,071
Bank of Beijing Co. Ltd., Class A	75,000	54,827
Bank of Chengdu Co. Ltd., Class A	19,900	23,259
Bank of China Ltd., Class A	175,100	88,925
Bank of China Ltd., Class H	9,747,000	3,852,248
Bank of Communications Co. Ltd., Class A	202,200	150,416
Bank of Communications Co. Ltd., Class H	1,062,000	681,376
Bank of Guiyang Co. Ltd., Class A	44,900	53,956
Bank of Hangzhou Co. Ltd., Class A	44,700	54,930
Bank of Jiangsu Co. Ltd., Class A	71,199	64,984
Bank of Nanjing Co. Ltd., Class A	57,700	64,054
Bank of Ningbo Co. Ltd., Class A	28,800	103,661
Bank of Shanghai Co. Ltd., Class A	68,770	84,706
Baoshan Iron & Steel Co. Ltd., Class A	82,600	61,446
Baozun Inc., ADR(b)(c)	5,267	167,069
BBMG Corp., Class A	54,000	26,034
BBMG Corp., Class H	457,000	128,426
Beijing Capital International Airport Co. Ltd., Class H	266,000	207,529
Beijing Dabeinong Technology Group Co. Ltd., Class A	39,200	38,414
Beijing Enterprises Holdings Ltd.	65,000	274,411
Beijing Enterprises Water Group Ltd.	690,000	320,516
Beijing Shiji Information Technology Co. Ltd., Class A	5,400	29,981
Beijing Tongrentang Co. Ltd., Class	18,600	69,555
Betta Pharmaceuticals Co. Ltd., Class A	2,600	30,016
BOC Aviation Ltd.(a)	26,500	230,042
BOE Technology Group Co. Ltd., Class A	214,000	150,010

Security	Shares	Value

China (continued)
Bosideng International Holdings Ltd.	444,000	$129,331
Brilliance China Automotive Holdings Ltd.	380,000	321,825
BYD Co. Ltd., Class A	10,300	96,322
BYD Co. Ltd., Class H(c)	81,000	495,788
BYD Electronic International Co. Ltd.	92,500	173,295
Caitong Securities Co. Ltd., Class A	54,700	86,860
CGN Power Co. Ltd., Class H(a)	1,271,000	309,879
Changjiang Securities Co. Ltd., Class A	56,700	54,671
Chaozhou Three-Circle Group Co. Ltd., Class A	10,799	36,768
Chengdu Kanghong Pharmaceutical Group Co. Ltd.,
Class A	4,900	23,202
China Agri-Industries Holdings Ltd.	337,000	182,921
China Aoyuan Group Ltd.	164,000	236,118
China Avionics Systems Co. Ltd., Class A	12,900	26,076
China Cinda Asset Management Co. Ltd., Class H	1,142,000	238,862
China CITIC Bank Corp. Ltd., Class A	88,000	68,359
China CITIC Bank Corp. Ltd., Class H	999,000	519,174
China Coal Energy Co. Ltd., Class H	319,000	103,153
China Communications Construction Co. Ltd., Class A	20,300	25,352
China Communications Construction Co. Ltd., Class H	531,000	395,880
China Communications Services Corp. Ltd., Class H	336,000	259,986
China Conch Venture Holdings Ltd.	211,000	1,026,158
China Construction Bank Corp., Class A	34,800	32,360
China Construction Bank Corp., Class H	11,902,000	9,621,727
China Eastern Airlines Corp. Ltd., Class A(b)	200,472	130,203
China Education Group Holdings Ltd.	93,000	132,226
China Everbright Bank Co. Ltd., Class A	228,100	123,347
China Everbright Bank Co. Ltd., Class H	309,000	123,710
China Everbright International Ltd.	467,481	311,332
China Everbright Ltd.	122,000	203,515
China Evergrande Group	234,000	525,468
China Film Co. Ltd., Class A	13,300	24,297
China First Capital Group Ltd.(b)	950,000	26,209
China Fortune Land Development Co. Ltd., Class A	17,400	58,720
China Galaxy Securities Co. Ltd., Class H	447,000	246,643
China Gas Holdings Ltd.	223,600	817,729
China Gezhouba Group Co. Ltd., Class A	37,600	35,770
China Grand Automotive Services Group Co. Ltd., Class A	51,300	30,236
China Hongqiao Group Ltd.	280,000	150,185
China Huarong Asset Management Co. Ltd., Class H(a)	1,284,000	174,648
China Huishan Dairy Holdings Co. Ltd.(b)(d)	20,200	39
China International Capital Corp. Ltd., Class H(a)	172,800	318,856
China International Marine Containers Group Co. Ltd., Class A	44,540	50,974
China International Travel Service Corp. Ltd., Class A	10,500	117,915
China Jinmao Holdings Group Ltd.	684,000	499,414
China Life Insurance Co. Ltd., Class A	10,900	45,922
China Life Insurance Co. Ltd., Class H	930,000	2,179,095
China Literature Ltd.(a)(b)	6,400	28,949
China Longyuan Power Group Corp. Ltd., Class H	404,000	211,512
China Medical System Holdings Ltd.	177,000	218,040
China Mengniu Dairy Co. Ltd.	344,000	1,233,766
China Merchants Bank Co. Ltd., Class A	122,500	599,339
China Merchants Bank Co. Ltd., Class H	484,831	2,286,337
China Merchants Energy Shipping Co. Ltd., Class A	28,500	20,630
China Merchants Port Holdings Co. Ltd.	178,000	261,756
China Merchants Securities Co. Ltd., Class A	33,600	84,839
China Merchants Shekou Industrial Zone Holdings Co. Ltd., Class A	32,800	81,364
China Minsheng Banking Corp. Ltd., Class A	226,900	185,670

C o n s o l i d a t e d S c h e d u l e o f I n v e s t m e n t s	41

Consolidated Schedule of Investments (unaudited) (continued)	iShares® MSCI Emerging Markets Asia ETF
February 29, 2020	(Percentages shown are based on Net Assets)

Security	Shares	Value

China (continued)
China Minsheng Banking Corp. Ltd., Class H	819,160	$552,901
China Mobile Ltd.	760,000	5,978,147
China Molybdenum Co. Ltd., Class A	136,700	79,593
China Molybdenum Co. Ltd., Class H	519,000	193,800
China National Building Material Co. Ltd., Class H	492,000	568,830
China National Chemical Engineering Co. Ltd., Class A	66,400	66,018
China National Nuclear Power Co. Ltd., Class A	92,900	61,001
China National Software & Service Co. Ltd., Class A	2,500	30,482
China Northern Rare Earth Group High-Tech Co. Ltd., Class A	22,300	29,031
China Oilfield Services Ltd., Class H	214,000	274,604
China Overseas Land & Investment Ltd.	472,000	1,583,821
China Pacific Insurance Group Co. Ltd., Class A	32,700	149,181
China Pacific Insurance Group Co. Ltd., Class H	330,200	1,086,818
China Petroleum & Chemical Corp., Class A	164,100	107,988
China Petroleum & Chemical Corp., Class H	3,080,600	1,589,110
China Power International Development Ltd.	632,000	117,592
China Railway Construction Corp. Ltd., Class A	58,999	80,182
China Railway Construction Corp. Ltd., Class H	244,000	279,285
China Railway Group Ltd., Class A	101,000	77,590
China Railway Group Ltd., Class H	454,000	256,331
China Railway Signal & Communication Corp. Ltd., Class H(a)	284,000	145,771
China Reinsurance Group Corp., Class H	676,000	91,949
China Renewable Energy Investment Ltd.(b)(d)	2,513	0	(e)
China Resources Beer Holdings Co. Ltd.	182,000	843,085
China Resources Cement Holdings Ltd.	332,000	417,926
China Resources Gas Group Ltd.	110,000	549,079
China Resources Land Ltd.	343,777	1,585,872
China Resources Pharmaceutical Group Ltd.(a)	240,000	208,801
China Resources Power Holdings Co. Ltd.	242,000	287,864
China Resources Sanjiu Medical & Pharmaceutical Co. Ltd., Class A	14,100	66,161
China Shenhua Energy Co. Ltd., Class A	25,400	58,139
China Shenhua Energy Co. Ltd., Class H	415,500	720,842
China Shipbuilding Industry Co. Ltd., Class A	121,099	76,399
China South Publishing & Media Group Co. Ltd., Class A	14,899	23,957
China Southern Airlines Co. Ltd., Class A	84,500	69,629
China Southern Airlines Co. Ltd., Class H(c)	194,000	102,314
China Spacesat Co. Ltd., Class A	15,300	74,440
China State Construction Engineering Corp. Ltd., Class A	225,640	173,341
China State Construction International Holdings Ltd.	264,000	213,760
China Taiping Insurance Holdings Co. Ltd.	204,100	416,945
China Telecom Corp. Ltd., Class H	1,740,000	654,198
China Tower Corp. Ltd., Class H(a)	5,248,000	1,272,765
China Traditional Chinese Medicine Holdings Co. Ltd.	364,000	191,504
China Unicom Hong Kong Ltd.	752,000	593,452
China United Network Communications Ltd., Class A	160,700	125,982
China Vanke Co. Ltd., Class A	56,200	237,898
China Vanke Co. Ltd., Class H	179,000	689,076
China Yangtze Power Co. Ltd., Class A	117,300	285,774
China Zhongwang Holdings Ltd.	236,800	79,611
Chongqing Brewery Co. Ltd., Class A	3,499	22,805
Chongqing Changan Automobile Co. Ltd., Class A	21,100	30,698
Chongqing Rural Commercial Bank Co. Ltd., Class H	258,000	116,535
Chongqing Zhifei Biological Products Co. Ltd., Class A	9,100	78,083
CIFI Holdings Group Co. Ltd.	370,000	282,495
CITIC Ltd.	705,000	782,524
CITIC Securities Co. Ltd., Class A	59,700	199,848
CITIC Securities Co. Ltd., Class H	241,500	516,279
Security	Shares	Value

China (continued)
CNOOC Ltd.	2,218,000	$3,039,662
Contemporary Amperex Technology Co. Ltd., Class A	11,700	227,081
COSCO SHIPPING Development Co. Ltd., Class A	196,500	59,314
COSCO SHIPPING Energy Transportation Co. Ltd., Class H	284,000	110,786
COSCO SHIPPING Holdings Co. Ltd., Class A(b)	95,400	55,137
COSCO SHIPPING Holdings Co. Ltd., Class H(b)	287,000	95,752
COSCO SHIPPING Ports Ltd.	228,000	151,843
Country Garden Holdings Co. Ltd.	938,828	1,243,249
Country Garden Services Holdings Co. Ltd.	164,000	639,750
CRRC Corp. Ltd., Class A	109,000	99,797
CRRC Corp. Ltd., Class H	554,750	355,926
CSPC Pharmaceutical Group Ltd.	584,000	1,330,909
Dali Foods Group Co. Ltd.(a)	268,500	177,437
Daqin Railway Co. Ltd., Class A	64,899	65,733
Datang International Power Generation Co. Ltd., Class H	640,000	100,192
DHC Software Co. Ltd., Class A	22,500	47,477
Dong-E-E-Jiao Co. Ltd., Class A	5,300	23,338
Dongfang Electric Corp. Ltd., Class A	20,000	26,466
Dongfeng Motor Group Co. Ltd., Class H	356,000	281,399
Dongxing Securities Co. Ltd., Class A	35,200	60,881
East Money Information Co. Ltd., Class A	37,400	92,829
ENN Energy Holdings Ltd.	98,700	1,093,634
Everbright Securities Co. Ltd., Class A	45,100	76,648
Fangda Carbon New Material Co. Ltd., Class A(b)	21,100	30,396
Far East Horizon Ltd.	260,000	227,202
Financial Street Holdings Co. Ltd., Class A	47,900	47,556
First Capital Securities Co. Ltd., Class A	23,200	25,257
Focus Media Information Technology Co. Ltd., Class A	78,400	59,892
Foshan Haitian Flavouring & Food Co. Ltd., Class A	13,851	197,317
Fosun International Ltd.	330,000	420,490
Founder Securities Co. Ltd., Class A	77,000	80,633
Foxconn Industrial Internet Co. Ltd., Class A	34,600	84,542
Fuyao Glass Industry Group Co. Ltd., Class A	16,000	53,034
Fuyao Glass Industry Group Co. Ltd., Class H(a)	72,000	205,568
Ganfeng Lithium Co. Ltd., Class A	8,900	66,182
G-Bits Network Technology Xiamen Co. Ltd., Class A	700	41,879
GD Power Development Co. Ltd., Class A	93,000	27,939
GDS Holdings Ltd., ADR(b)	7,918	459,006
Geely Automobile Holdings Ltd.	618,000	1,099,118
Gemdale Corp., Class A	28,800	58,917
Genscript Biotech Corp.(b)(c)	120,000	249,761
GF Securities Co. Ltd., Class A	58,600	121,556
GF Securities Co. Ltd., Class H.	147,600	176,520
Giant Network Group Co. Ltd., Class A	11,400	30,970
GoerTek Inc., Class A	22,800	72,638
GOME Retail Holdings Ltd.(b)(c)	1,713,000	175,849
Great Wall Motor Co. Ltd., Class H	393,000	284,423
Gree Electric Appliances Inc. of Zhuhai, Class A	15,600	132,116
Greenland Holdings Corp. Ltd., Class A	49,200	41,104
Greentown Service Group Co. Ltd.	152,000	189,974
Guangdong HEC Technology Holding Co. Ltd., Class A	19,700	23,504
Guangdong Investment Ltd.	362,000	680,052
Guanghui Energy Co. Ltd., Class A	52,900	21,492
Guangzhou Automobile Group Co. Ltd., Class A	15,300	23,748
Guangzhou Automobile Group Co. Ltd., Class H	376,800	420,168
Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., Class A	7,300	35,580
Guangzhou Haige Communications Group Inc. Co., Class A	21,900	37,564

42	2 0 2 0 i S h a r e s S e m i - A n n u a l R e p o r t t o S h a r e h o l d e r s

Consolidated Schedule of Investments (unaudited) (continued)	iShares® MSCI Emerging Markets Asia ETF
February 29, 2020	(Percentages shown are based on Net Assets)

Security	Shares	Value

China (continued)
Guangzhou R&F Properties Co. Ltd., Class H	164,800	$255,456
Guosen Securities Co. Ltd., Class A	46,200	77,791
Guotai Junan Securities Co. Ltd., Class A	27,700	67,366
Guotai Junan Securities Co. Ltd., Class H(a)	105,400	176,094
Guoyuan Securities Co. Ltd., Class A	47,000	60,648
Haidilao International Holding Ltd.(a)(c)	51,000	208,436
Haier Electronics Group Co. Ltd.	160,000	457,844
Haier Smart Home Co. Ltd., Class A	29,100	70,854
Haitian International Holdings Ltd.	83,000	162,740
Haitong Securities Co. Ltd., Class A	66,800	135,794
Haitong Securities Co. Ltd., Class H	328,400	352,713
Hangzhou Hikvision Digital Technology Co. Ltd., Class A	46,100	230,823
Hangzhou Robam Appliances Co. Ltd., Class A	5,600	24,851
Hangzhou Tigermed Consulting Co. Ltd., Class A	8,500	93,023
Henan Shuanghui Investment & Development Co. Ltd., Class A	11,300	54,963
Hengan International Group Co. Ltd.	91,500	679,230
Hengli Petrochemical Co. Ltd., Class A	44,200	94,215
Hengtong Optic-Electric Co. Ltd., Class A	37,300	87,885
Hengyi Petrochemical Co. Ltd., Class A	43,500	85,940
Hesteel Co. Ltd., Class A	96,000	30,900
Hithink RoyalFlush Information Network Co. Ltd., Class A	5,600	98,931
HLA Corp. Ltd., Class A	22,200	21,628
Hongfa Technology Co. Ltd., Class A	6,100	29,845
Hua Hong Semiconductor Ltd.(a)(c)	58,000	126,225
Huaan Securities Co. Ltd., Class A	28,400	31,284
Huadian Power International Corp. Ltd., Class A	48,900	23,085
Huadian Power International Corp. Ltd., Class H	244,000	73,578
Huadong Medicine Co. Ltd., Class A	8,800	24,297
Huaneng Power International Inc., Class A	95,500	64,211
Huaneng Power International Inc., Class H	420,000	169,228
Huatai Securities Co. Ltd., Class A	23,900	63,424
Huatai Securities Co. Ltd., Class H(a)	216,000	375,288
Huaxi Securities Co. Ltd., Class A	18,000	28,969
Huaxia Bank Co. Ltd., Class A	81,400	80,932
Huayu Automotive Systems Co. Ltd., Class A	19,100	76,917
Huazhu Group Ltd., ADR	16,441	554,884
Hubei Biocause Pharmaceutical Co. Ltd., Class A	41,000	34,958
Hubei Energy Group Co. Ltd., Class A	93,100	48,879
Hunan Valin Steel Co. Ltd., Class A(b)	38,700	21,979
Hundsun Technologies Inc., Class A	6,600	90,821
Hutchison China MediTech Ltd., ADR(b)(c)	8,419	196,331
Iflytek Co. Ltd., Class A	12,300	67,903
Industrial & Commercial Bank of China Ltd., Class A	320,700	243,156
Industrial & Commercial Bank of China Ltd., Class H	7,945,000	5,433,925
Industrial Bank Co. Ltd., Class A	116,600	288,406
Industrial Securities Co. Ltd., Class A	60,600	59,905
Inner Mongolia BaoTou Steel Union Co. Ltd., Class A	336,100	56,255
Inner Mongolia Junzheng Energy & Chemical Industry Group Co. Ltd., Class A(b)	150,700	58,209
Inner Mongolia Yili Industrial Group Co. Ltd., Class A	37,000	153,024
Inner Mongolia Yitai Coal Co. Ltd., Class B	189,600	130,066
Innovent Biologics Inc.(a)(b)	71,500	326,624
iQIYI Inc., ADR(b)(c)	16,203	363,433
JD.com Inc., ADR(b)	91,511	3,524,089
Jiangsu Expressway Co. Ltd., Class H	190,000	219,670
Jiangsu Hengli Hydraulic Co. Ltd., Class A	4,000	33,189
Jiangsu Hengrui Medicine Co. Ltd., Class A	23,720	285,344
Jiangsu Yanghe Brewery Joint-Stock Co. Ltd., Class A	7,203	100,345
Jiangxi Copper Co. Ltd., Class A	12,600	24,677
Security	Shares	Value

China (continued)
Jiangxi Copper Co. Ltd., Class H	169,000	$198,210
Jinduicheng Molybdenum Co. Ltd., Class A	24,800	22,848
Jinke Properties Group Co. Ltd., Class A	30,900	33,286
Joincare Pharmaceutical Group Industry Co. Ltd., Class A	16,600	27,191
Jointown Pharmaceutical Group Co. Ltd., Class A	12,900	29,915
JOYY Inc.(b)	6,771	365,431
Kaisa Group Holdings Ltd.	379,000	168,270
Kingboard Holdings Ltd.	98,500	260,373
Kingboard Laminates Holdings Ltd.	154,000	153,545
Kingdee International Software Group Co. Ltd.(c)	308,000	394,038
Kingsoft Corp. Ltd.(b)	108,000	349,234
Kunlun Energy Co. Ltd.	412,000	287,600
Kweichow Moutai Co. Ltd., Class A	8,218	1,242,658
KWG Group Holdings Ltd.	166,000	243,258
Lee & Man Paper Manufacturing Ltd.	180,000	140,433
Legend Holdings Corp., Class H(a)	50,200	86,318
Lenovo Group Ltd.	924,000	570,308
Lens Technology Co. Ltd., Class A	26,800	74,647
Lepu Medical Technology Beijing Co. Ltd., Class A	13,100	64,280
Li Ning Co. Ltd.	251,500	661,583
Liaoning Cheng Da Co. Ltd., Class A(b)	12,600	31,634
Logan Property Holdings Co. Ltd.	194,000	331,090
Longfor Group Holdings Ltd.(a)	218,500	1,010,763
LONGi Green Energy Technology Co. Ltd., Class A	20,900	91,790
Luxshare Precision Industry Co. Ltd., Class A	30,340	207,469
Luye Pharma Group Ltd.(a)(c)	209,000	127,389
Luzhou Laojiao Co. Ltd., Class A	7,700	82,395
Maanshan Iron & Steel Co. Ltd., Class H	180,000	65,828
Mango Excellent Media Co. Ltd., Class A(b)	7,100	44,762
Meinian Onehealth Healthcare Holdings Co. Ltd., Class A	39,384	74,202
Meituan Dianping, Class B(b)	125,400	1,591,426
Metallurgical Corp. of China Ltd., Class A	150,000	58,367
Metallurgical Corp. of China Ltd., Class H	316,000	61,229
Momo Inc., ADR	18,034	507,116
Muyuan Foodstuff Co. Ltd., Class A	8,000	133,330
NARI Technology Co. Ltd., Class A	27,100	76,878
NavInfo Co. Ltd., Class A	10,800	26,451
NetEase Inc., ADR.	8,771	2,795,405
New China Life Insurance Co. Ltd., Class A	12,300	77,739
New China Life Insurance Co. Ltd., Class H	100,300	381,609
New Hope Liuhe Co. Ltd., Class A	21,500	74,433
New Oriental Education & Technology Group Inc., ADR(b)	17,893	2,288,336
Nexteer Automotive Group Ltd.	98,000	72,182
Nine Dragons Paper Holdings Ltd.	218,000	257,358
Ninestar Corp., Class A	7,200	42,828
NIO Inc., ADR(b)(c)	84,200	347,746
Noah Holdings Ltd.(b)(c)	3,876	110,001
OFILM Group Co. Ltd., Class A(b)	24,800	65,635
Oppein Home Group Inc., Class A	2,000	31,518
Orient Securities Co. Ltd., Class A	34,100	48,636
Oriental Pearl Group Co. Ltd., Class A	57,300	83,283
Pacific Securities Co. Ltd. (The), Class A(b)	51,900	26,655
People's Insurance Co. Group of China Ltd. (The), Class H	1,029,000	364,432
Perfect World Co. Ltd., Class A	6,264	45,747
PetroChina Co. Ltd., Class A	53,500	38,804
PetroChina Co. Ltd., Class H	2,612,000	1,012,215
PICC Property & Casualty Co. Ltd., Class H.	862,740	893,400
Pinduoduo Inc., ADR(b)	24,135	863,550
Ping An Bank Co. Ltd., Class A	93,500	193,950

C o n s o l i d a t e d S c h e d u l e o f I n v e s t m e n t s	43

Consolidated Schedule of Investments (unaudited) (continued)	iShares® MSCI Emerging Markets Asia ETF
February 29, 2020	(Percentages shown are based on Net Assets)

Security	Shares	Value

China (continued)
Ping An Healthcare and Technology Co. Ltd.(a)(b)	29,700	$290,214
Ping An Insurance Group Co. of China Ltd., Class A	66,400	738,263
Ping An Insurance Group Co. of China Ltd., Class H	691,000	7,683,147
Poly Developments and Holdings Group Co. Ltd., Class A	59,700	138,271
Postal Savings Bank of China Co. Ltd., Class H(a)	1,012,000	638,908
Power Construction Corp. of China Ltd., Class A	112,000	68,095
RiseSun Real Estate Development Co. Ltd., Class A	30,200	36,982
Rongsheng Petro Chemical Co. Ltd., Class A	20,000	29,613
SAIC Motor Corp. Ltd., Class A	46,522	147,815
Sanan Optoelectronics Co. Ltd., Class A	24,900	87,807
Sansteel Minguang Co. Ltd. Fujian, Class A	21,100	23,635
Sany Heavy Industry Co. Ltd., Class A	43,700	108,966
SDIC Capital Co. Ltd., Class A	27,800	51,542
SDIC Power Holdings Co. Ltd., Class A	26,000	28,119
Seazen Group Ltd.	304,000	312,463
Seazen Holdings Co. Ltd., Class A	11,300	51,891
Semiconductor Manufacturing International Corp.(b)(c)	378,300	733,003
SF Holding Co. Ltd., Class A	6,400	44,817
Shaanxi Coal Industry Co. Ltd., Class A	70,900	80,128
Shandong Buchang Pharmaceuticals Co. Ltd., Class A	18,700	56,981
Shandong Gold Mining Co. Ltd., Class A	16,100	78,125
Shandong Linglong Tyre Co. Ltd., Class A	19,000	61,837
Shandong Weigao Group Medical Polymer Co. Ltd., Class H	264,000	340,118
Shanghai Electric Group Co. Ltd., Class A	82,900	53,249
Shanghai Electric Group Co. Ltd., Class H	300,000	84,691
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class A	17,300	66,525
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class H	65,000	183,080
Shanghai Industrial Holdings Ltd.	63,000	111,238
Shanghai International Airport Co. Ltd., Class A	8,800	82,723
Shanghai International Port Group Co. Ltd., Class A	41,100	26,694
Shanghai Jinjiang International Hotels Co. Ltd., Class A	7,456	30,164
Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd., Class B	169,936	134,589
Shanghai Pharmaceuticals Holding Co. Ltd., Class A	26,700	71,313
Shanghai Pharmaceuticals Holding Co. Ltd., Class H	111,800	204,576
Shanghai Pudong Development Bank Co. Ltd., Class A	158,400	245,864
Shanghai Tunnel Engineering Co. Ltd., Class A	81,300	65,131
Shanxi Lu'an Environmental Energy Development Co. Ltd., Class A	26,000	22,540
Shanxi Securities Co. Ltd., Class A	50,600	56,896
Shanxi Xinghuacun Fen Wine Factory Co. Ltd., Class A	5,500	67,863
Shanxi Xishan Coal & Electricity Power Co. Ltd., Class A	30,600	22,150
Shenergy Co. Ltd., Class A	30,700	23,145
Shenwan Hongyuan Group Co. Ltd., Class A	133,100	89,112
Shenzhen Energy Group Co. Ltd., Class A	77,600	60,280
Shenzhen Goodix Technology Co. Ltd., Class A	2,100	93,088
Shenzhen Hepalink Pharmaceutical Group Co. Ltd., Class A	10,156	37,020
Shenzhen Inovance Technology Co. Ltd., Class A	9,300	37,665
Shenzhen International Holdings Ltd.	133,500	255,589
Shenzhen Investment Ltd.	360,000	121,031
Shenzhen Kangtai Biological Products Co. Ltd., Class A	5,000	79,418
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	2,600	88,896
Shenzhen Overseas Chinese Town Co. Ltd., Class A	38,900	36,339
Shenzhou International Group Holdings Ltd.	94,100	1,156,168
Shimao Property Holdings Ltd.	143,000	511,956
Shui On Land Ltd.	646,000	128,486
Sichuan Chuantou Energy Co. Ltd., Class A	22,800	29,845
Security	Shares	Value

China (continued)
Sichuan Kelun Pharmaceutical Co. Ltd., Class A	7,600	$24,952
SINA Corp.(b)(c)	8,558	280,275
Sino Biopharmaceutical Ltd.(c)	867,500	1,255,657
Sinolink Securities Co. Ltd., Class A	46,100	65,949
Sino-Ocean Group Holding Ltd.	481,500	174,854
Sinopec Engineering Group Co. Ltd., Class H	174,500	86,432
Sinopec Shanghai Petrochemical Co. Ltd., Class H	251,000	64,094
Sinopharm Group Co. Ltd., Class H	169,600	523,400
Sinotrans Ltd., Class H.	342,000	96,548
Sinotruk Hong Kong Ltd.	95,500	182,592
SOHO China Ltd.	269,000	97,341
Songcheng Performance Development Co. Ltd., Class A	18,500	72,992
SooChow Securities Co. Ltd., Class A	19,400	25,727
Spring Airlines Co. Ltd., Class A	9,000	45,836
SSY Group Ltd.	212,000	177,640
Sun Art Retail Group Ltd.	323,000	412,814
Sunac China Holdings Ltd.	302,000	1,646,980
Suning.com Co. Ltd., Class A	40,500	53,767
Sunny Optical Technology Group Co. Ltd.	89,000	1,384,156
Suzhou Dongshan Precision Manufacturing Co. Ltd., Class A	15,300	61,942
Suzhou Gold Mantis Construction Decoration Co. Ltd., Class A	22,899	28,402
TAL Education Group, ADR(b)	46,465	2,527,231
Tasly Pharmaceutical Group Co. Ltd., Class A	13,400	29,291
TBEA Co. Ltd., Class A	67,600	60,248
TCL Technology Group Corp., Class A	137,900	115,998
Tencent Holdings Ltd.	587,500	29,099,646
Tencent Music Entertainment Group, ADR(b)(c)	2,196	26,637
Tianma Microelectronics Co. Ltd., Class A	12,500	28,969
Tianqi Lithium Corp., Class A	9,620	43,653
Tingyi Cayman Islands Holding Corp	246,000	447,614
Toly Bread Co. Ltd., Class A	3,800	23,908
Tonghua Dongbao Pharmaceutical Co. Ltd., Class A	12,900	21,038
Tongling Nonferrous Metals Group Co. Ltd., Class A	80,300	23,664
Tongwei Co. Ltd., Class A	37,800	93,281
Towngas China Co. Ltd.	131,000	75,981
Transfar Zhilian Co. Ltd., Class A	33,599	29,897
TravelSky Technology Ltd., Class H	111,000	217,070
Trip.com Group Ltd., ADR(b)(c)	57,814	1,755,233
Tsingtao Brewery Co. Ltd., Class A	3,300	20,158
Tsingtao Brewery Co. Ltd., Class H	54,000	280,635
Uni-President China Holdings Ltd.	193,000	199,116
Unisplendour Corp. Ltd., Class A	6,700	43,534
Vipshop Holdings Ltd., ADR(b)	53,989	692,679
Visual China Group Co. Ltd., Class A	8,400	20,308
Walvax Biotechnology Co. Ltd., Class A	21,000	85,920
Wangsu Science & Technology Co. Ltd., Class A	19,400	27,170
Wanhua Chemical Group Co. Ltd., Class A	16,500	111,035
Want Want China Holdings Ltd.(c)	624,000	482,030
Weibo Corp., ADR(b)	7,022	295,907
Weichai Power Co. Ltd., Class A	43,100	88,356
Weichai Power Co. Ltd., Class H	238,200	468,878
Wens Foodstuffs Group Co. Ltd., Class A	32,300	150,313
Western Securities Co. Ltd., Class A	43,000	58,254
Wharf Holdings Ltd. (The)	91,000	191,971
Wuhu Sanqi Interactive Entertainment Network Technology Group Co. Ltd., Class A	11,800	57,158
Wuliangye Yibin Co. Ltd., Class A	24,500	422,692
WuXi AppTec Co. Ltd., Class A	7,800	118,280

44	2 0 2 0 i S h a r e s S e m i - A n n u a l R e p o r t t o S h a r e h o l d e r s

Consolidated Schedule of Investments (unaudited) (continued)	iShares® MSCI Emerging Markets Asia ETF
February 29, 2020	(Percentages shown are based on Net Assets)

Security	Shares	Value

China (continued)
WuXi AppTec Co. Ltd., Class H(a)	20,200	$297,827
Wuxi Biologics Cayman Inc.(a)(b)	71,000	1,038,618
Wuxi Lead Intelligent Equipment Co. Ltd., Class A	5,200	41,770
XCMG Construction Machinery Co. Ltd., Class A	75,200	56,694
Xiamen C & D Inc., Class A	22,200	24,359
Xiaomi Corp., Class B(a)(b)	933,600	1,504,676
Xinhu Zhongbao Co. Ltd., Class A	45,100	20,323
Xinjiang Goldwind Science & Technology Co. Ltd.,
Class A	34,702	52,225
Xinjiang Goldwind Science & Technology Co. Ltd.,
Class H	98,962	98,288
Xinyi Solar Holdings Ltd.	436,000	345,195
Yango Group Co. Ltd., Class A	25,900	29,679
Yantai Jereh Oilfield Services Group Co. Ltd., Class A	5,600	27,719
Yanzhou Coal Mining Co. Ltd., Class A	18,600	23,602
Yanzhou Coal Mining Co. Ltd., Class H	252,000	191,109
Yifan Pharmaceutical Co. Ltd., Class A	12,600	34,536
Yihai International Holding Ltd.	63,000	421,587
Yonghui Superstores Co. Ltd., Class A	47,200	58,070
Yonyou Network Technology Co. Ltd., Class A	13,800	90,931
Youzu Interactive Co. Ltd., Class A(b)	11,500	44,436
Yuexiu Property Co. Ltd.	932,000	190,154
Yum China Holdings Inc.	45,047	1,972,608
Yunda Holding Co. Ltd., Class A	5,600	23,697
Yunnan Baiyao Group Co. Ltd., Class A	5,500	61,915
Yuzhou Properties Co. Ltd.	227,000	111,271
Zhangzhou Pientzehuang Pharmaceutical Co. Ltd.,
Class A	5,800	99,651
Zhaojin Mining Industry Co. Ltd., Class H	128,500	153,183
Zhejiang Chint Electrics Co. Ltd., Class A	22,200	85,653
Zhejiang Dahua Technology Co. Ltd., Class A	22,400	62,103
Zhejiang Expressway Co. Ltd., Class H	198,000	149,649
Zhejiang Huayou Cobalt Co. Ltd., Class A	7,100	38,384
Zhejiang Longsheng Group Co. Ltd., Class A	39,400	72,823
Zhejiang NHU Co. Ltd., Class A	7,800	26,892
Zhejiang Semir Garment Co. Ltd., Class A	17,100	19,008
Zhengzhou Yutong Bus Co. Ltd., Class A	11,900	25,672
ZhongAn Online P&C Insurance Co. Ltd., Class H(a)(b)(c)	47,200	198,659
Zhongjin Gold Corp. Ltd., Class A	22,200	25,756
Zhongsheng Group Holdings Ltd.	73,500	279,643
Zhuzhou CRRC Times Electric Co. Ltd., Class H	69,600	243,371
Zijin Mining Group Co. Ltd., Class A	140,900	83,852
Zijin Mining Group Co. Ltd., Class H	720,000	323,365
ZTE Corp., Class A(b)	13,100	93,703
ZTE Corp., Class H(b)	97,160	402,078
ZTO Express Cayman Inc., ADR	40,740	955,760
		229,095,969
India — 12.4%
Adani Ports & Special Economic Zone Ltd.	77,460	367,296
Ambuja Cements Ltd.	81,003	230,154
Ashok Leyland Ltd.	185,125	179,308
Asian Paints Ltd.	36,502	909,395
Aurobindo Pharma Ltd.	36,042	252,458
Avenue Supermarts Ltd.(a)(b)	16,250	523,285
Axis Bank Ltd.	259,127	2,503,748
Bajaj Auto Ltd.	10,483	419,799
Bajaj Finance Ltd.	21,836	1,351,250
Bajaj Finserv Ltd.	4,798	601,732
Bandhan Bank Ltd.(a)	45,339	240,933
Bharat Forge Ltd.	35,894	216,555
Security	Shares	Value

India (continued)
Bharat Petroleum Corp. Ltd.	83,836	$495,285
Bharti Airtel Ltd.(b)	300,829	2,182,201
Bharti Infratel Ltd..	44,436	132,044
Bosch Ltd..	1,061	178,311
Britannia Industries Ltd	7,534	310,077
Cipla Ltd.	43,991	245,107
Coal India Ltd.	158,128	368,985
Container Corp. of India Ltd.	29,127	205,696
Dabur India Ltd.	65,601	450,960
Divi's Laboratories Ltd..	10,447	305,003
Dr. Reddy's Laboratories Ltd..	14,170	574,733
Eicher Motors Ltd	1,872	430,659
GAIL India Ltd	196,029	283,582
Godrej Consumer Products Ltd	44,091	342,440
Grasim Industries Ltd..	37,577	357,819
Havells India Ltd	32,315	274,510
HCL Technologies Ltd	136,538	1,010,969
HDFC Life Insurance Co. Ltd.(a)	58,906	444,116
Hero MotoCorp Ltd.	11,619	330,333
Hindalco Industries Ltd	141,437	305,540
Hindustan Petroleum Corp. Ltd	78,182	214,014
Hindustan Unilever Ltd.	80,970	2,440,011
Housing Development Finance Corp. Ltd	202,933	6,118,148
ICICI Bank Ltd.	538,655	3,711,452
ICICI Lombard General Insurance Co. Ltd.(a)	17,500	299,877
ICICI Prudential Life Insurance Co. Ltd.(a)	27,190	177,606
Indian Oil Corp. Ltd	229,071	335,667
Info Edge India Ltd.	5,528	198,650
Infosys Ltd.	433,901	4,399,284
InterGlobe Aviation Ltd.(a)	12,455	224,369
ITC Ltd	428,030	1,171,682
JSW Steel Ltd.	108,255	353,562
Larsen & Toubro Ltd..	59,235	974,740
LIC Housing Finance Ltd.	39,967	177,357
Lupin Ltd	28,618	253,792
Mahindra & Mahindra Financial Services Ltd	40,913	194,594
Mahindra & Mahindra Ltd.	92,296	584,528
Marico Ltd.	58,257	241,165
Maruti Suzuki India Ltd.	13,232	1,152,014
Motherson Sumi Systems Ltd.	122,709	176,240
Nestle India Ltd	2,985	652,647
NTPC Ltd..	304,040	448,893
Oil & Natural Gas Corp. Ltd.	321,839	410,061
Page Industries Ltd	680	208,673
Petronet LNG Ltd	78,927	268,604
Pidilite Industries Ltd.	17,347	363,706
Piramal Enterprises Ltd.	12,267	222,087
Power Grid Corp. of India Ltd.	232,861	585,641
REC Ltd.	90,227	147,279
Reliance Industries Ltd.	353,664	6,511,181
SBI Life Insurance Co. Ltd.(a).	36,482	450,114
Shree Cement Ltd..	1,082	339,903
Shriram Transport Finance Co. Ltd..	21,654	358,952
State Bank of India(b)	224,535	942,725
Sun Pharmaceutical Industries Ltd	103,829	536,500
Tata Consultancy Services Ltd	111,957	3,102,931
Tata Motors Ltd.(b)	212,532	379,755
Tata Power Co. Ltd. (The)	152,885	98,933
Tata Steel Ltd	46,319	245,017
Tech Mahindra Ltd.	59,126	609,878

C o n s o l i d a t e d S c h e d u l e o f I n v e s t m e n t s	45

Consolidated Schedule of Investments (unaudited) (continued)	iShares® MSCI Emerging Markets Asia ETF
February 29, 2020	(Percentages shown are based on Net Assets)

Security	Shares	Value

India (continued)
Titan Co. Ltd.	39,792	$691,711
UltraTech Cement Ltd.	12,832	750,281
United Spirits Ltd.(b)	38,943	370,368
UPL Ltd.	74,057	533,307
Vedanta Ltd.	231,095	365,051
Wipro Ltd.	141,428	433,980
Zee Entertainment Enterprises Ltd.	109,986	364,702
		60,815,915
Indonesia — 2.6%
Adaro Energy Tbk PT	1,840,600	148,172
Astra International Tbk PT	2,449,500	943,265
Bank Central Asia Tbk PT	1,230,200	2,696,622
Bank Mandiri Persero Tbk PT	2,322,200	1,177,488
Bank Negara Indonesia Persero Tbk PT	965,600	472,789
Bank Rakyat Indonesia Persero Tbk PT	6,900,400	2,015,172
Bank Tabungan Negara Persero Tbk PT	665,700	78,877
Barito Pacific Tbk PT(b)	3,469,800	238,212
Bukit Asam Tbk PT	429,800	67,102
Bumi Serpong Damai Tbk PT(b)	1,098,900	76,592
Charoen Pokphand Indonesia Tbk PT	919,200	365,181
Gudang Garam Tbk PT	64,200	228,207
Hanjaya Mandala Sampoerna Tbk PT	1,177,600	139,531
Indah Kiat Pulp & Paper Corp. Tbk PT	398,300	156,155
Indocement Tunggal Prakarsa Tbk PT	233,400	242,795
Indofood CBP Sukses Makmur Tbk PT	346,200	247,932
Indofood Sukses Makmur Tbk PT	570,400	258,414
Jasa Marga Persero Tbk PT	253,298	82,623
Kalbe Farma Tbk PT	2,720,800	231,356
Pabrik Kertas Tjiwi Kimia Tbk PT	200,200	83,722
Pakuwon Jati Tbk PT	2,643,000	97,633
Perusahaan Gas Negara Tbk PT	1,502,800	134,071
Semen Indonesia Persero Tbk PT	376,100	274,588
Telekomunikasi Indonesia Persero Tbk PT	6,119,500	1,488,556
Unilever Indonesia Tbk PT	959,900	456,617
United Tractors Tbk PT	212,900	246,324
		12,647,996
Malaysia — 2.6%
AirAsia Group Bhd	297,000	70,463
AMMB Holdings Bhd	237,400	208,394
Axiata Group Bhd	340,000	337,177
British American Tobacco Malaysia Bhd.	100	295
CIMB Group Holdings Bhd	588,000	672,399
Dialog Group Bhd	476,678	377,723
DiGi.Com Bhd	399,100	393,892
Fraser & Neave Holdings Bhd	20,900	152,324
Gamuda Bhd	242,600	190,511
Genting Bhd	255,200	299,701
Genting Malaysia Bhd	371,800	254,923
Genting Plantations Bhd	52,700	125,280
HAP Seng Consolidated Bhd	96,400	204,921
Hartalega Holdings Bhd	201,500	296,394
Hong Leong Bank Bhd	81,700	296,562
Hong Leong Financial Group Bhd	26,300	95,466
IHH Healthcare Bhd	275,400	372,427
IJM Corp. Bhd	424,600	195,427
IOI Corp. Bhd	246,100	243,473
Kuala Lumpur Kepong Bhd	52,300	270,992
Malayan Banking Bhd	469,200	937,287
Malaysia Airports Holdings Bhd	66,300	103,658
Security	Shares	Value

Malaysia (continued)
Maxis Bhd	305,300	$393,305
MISC Bhd	173,400	312,243
Nestle Malaysia Bhd	8,500	288,375
Petronas Chemicals Group Bhd	304,000	389,466
Petronas Dagangan Bhd	43,500	235,715
Petronas Gas Bhd	98,300	387,603
PPB Group Bhd	77,080	330,996
Press Metal Aluminium Holdings Bhd(c)	206,200	227,970
Public Bank Bhd	384,510	1,559,934
QL Resources Bhd	90,300	174,816
RHB Bank Bhd	203,862	268,430
RHB Capital Bhd(b)(d)	28,800	0	(e)
Sime Darby Bhd	361,400	171,483
Sime Darby Plantation Bhd	270,600	318,428
Telekom Malaysia Bhd	155,000	136,062
Tenaga Nasional Bhd	385,400	1,106,368
Top Glove Corp. Bhd	202,500	270,961
Westports Holdings Bhd.	105,600	86,184
YTL Corp. Bhd.	412,708	82,737
		12,840,765
Pakistan — 0.1%
Habib Bank Ltd.	51,700	52,448
MCB Bank Ltd.	80,800	102,436
Oil & Gas Development Co. Ltd.	89,500	68,111
		222,995
Philippines — 1.3%
Aboitiz Equity Ventures Inc	274,930	230,030
Aboitiz Power Corp..	175,400	94,625
Altus San Nicolas Corp	5,021	512
Ayala Corp..	34,330	446,172
Ayala Land Inc	883,060	675,612
Bank of the Philippine Islands	127,752	185,707
BDO Unibank Inc	248,709	678,186
Globe Telecom Inc	5,190	181,128
GT Capital Holdings Inc	11,260	157,055
International Container Terminal Services Inc.	127,940	266,045
JG Summit Holdings Inc.	357,596	473,521
Jollibee Foods Corp.	55,830	186,191
Manila Electric Co..	24,330	128,774
Megaworld Corp.	1,622,900	108,246
Metro Pacific Investments Corp.	1,977,400	119,090
Metropolitan Bank & Trust Co.	226,512	249,063
PLDT Inc	11,770	228,588
Robinsons Land Corp	290,990	121,591
Security Bank Corp	28,200	85,416
SM Investments Corp.	29,549	564,895
SM Prime Holdings Inc	1,253,850	942,079
Universal Robina Corp.	116,660	323,375
		6,445,901
South Korea — 14.4%
Amorepacific Corp.(b)	4,125	546,830
AMOREPACIFIC Group(b)	3,784	193,172
BGF retail Co. Ltd	942	117,508
BNK Financial Group Inc	39,750	201,941
Celltrion Healthcare Co. Ltd.(b)	6,786	362,069
Celltrion Inc.(b).	11,500	1,609,716
Cheil Worldwide Inc	8,517	135,697
CJ CheilJedang Corp..	1,092	219,389
CJ Corp.	2,226	147,545

46	2 0 2 0 i S h a r e s S e m i - A n n u a l R e p o r t t o S h a r e h o l d e r s

Consolidated Schedule of Investments (unaudited) (continued)	iShares® MSCI Emerging Markets Asia ETF
February 29, 2020	(Percentages shown are based on Net Assets)

Security	Shares	Value

South Korea (continued)
CJ ENM Co. Ltd.	1,436	$148,743
CJ Logistics Corp.(b)	1,121	123,222
Coway Co. Ltd.	6,457	366,313
Daelim Industrial Co. Ltd.(b)	3,658	218,366
Daewoo Engineering & Construction Co. Ltd.(b)	34,245	114,197
Daewoo Shipbuilding & Marine Engineering Co. Ltd.(b)	4,953	90,333
DB Insurance Co. Ltd.	6,454	230,101
Doosan Bobcat Inc.	6,977	163,151
E-MART Inc.	2,691	232,651
Fila Holdings Corp.	6,632	209,690
GS Engineering & Construction Corp.	8,648	186,916
GS Holdings Corp.	6,394	217,170
GS Retail Co. Ltd.	3,321	96,663
Hana Financial Group Inc	37,282	963,899
Hankook Tire & Technology Co. Ltd.	9,912	208,115
Hanmi Pharm Co. Ltd.(b)	880	189,115
Hanon Systems	26,371	229,077
Hanwha Corp.	4,771	78,764
Hanwha Life Insurance Co. Ltd.	34,705	47,150
Hanwha Solutions Corp.	14,397	211,599
HDC Hyundai Development Co-Engineering &
Construction, Class E	3,968	58,973
Helixmith Co. Ltd.(b)	2,790	142,659
HLB Inc.(b)	4,190	332,923
Hotel Shilla Co. Ltd.	4,075	269,430
Hyundai Department Store Co. Ltd.	2,338	136,488
Hyundai Engineering & Construction Co. Ltd.	9,791	279,743
Hyundai Glovis Co. Ltd.	2,439	247,013
Hyundai Heavy Industries Holdings Co. Ltd.	1,234	274,843
Hyundai Marine & Fire Insurance Co. Ltd.	8,257	153,650
Hyundai Mobis Co. Ltd.	8,485	1,467,147
Hyundai Motor Co.	18,705	1,771,161
Hyundai Steel Co.	10,526	206,707
Industrial Bank of Korea(b)	31,160	243,995
Kakao Corp.	6,355	900,008
Kangwon Land Inc.(b)	15,272	286,704
KB Financial Group Inc.	49,412	1,582,649
KCC Corp.	669	91,716
Kia Motors Corp.	32,921	982,615
Korea Aerospace Industries Ltd.(b)	9,723	205,348
Korea Electric Power Corp.(b)	32,268	565,919
Korea Gas Corp.	3,407	78,828
Korea Investment Holdings Co. Ltd.(b)	5,496	284,190
Korea Shipbuilding & Offshore Engineering Co. Ltd.(b)	4,869	416,942
Korea Zinc Co. Ltd.(b)	1,062	362,453
Korean Air Lines Co. Ltd.(b)	5,225	95,939
KT&G Corp.	14,582	1,016,958
Kumho Petrochemical Co. Ltd.	2,415	117,916
LG Chem Ltd.	5,788	1,753,795
LG Corp.	12,002	667,052
LG Display Co. Ltd.(b)	29,501	330,353
LG Electronics Inc.	13,418	667,309
LG Household & Health Care Ltd.	1,177	1,183,299
LG Innotek Co. Ltd.	2,041	218,468
LG Uplus Corp.	13,918	151,270
Lotte Chemical Corp.	2,131	328,993
Lotte Corp.	3,097	74,078
Lotte Shopping Co. Ltd.	1,293	101,353
Medy-Tox Inc	620	149,831
Meritz Securities Co. Ltd.	39,342	112,568
Security	Shares	Value

South Korea (continued)
Mirae Asset Daewoo Co. Ltd.(b)	45,445	$237,234
NAVER Corp.	17,458	2,501,187
NCSoft Corp	2,077	1,109,900
Netmarble Corp.(a)(b)	3,318	242,054
NH Investment & Securities Co. Ltd.(b)	15,550	127,780
OCI Co. Ltd.(b)	2,481	100,609
Orion Corp	3,047	236,585
Ottogi Corp	213	87,164
Pan Ocean Co. Ltd.(b)	37,519	115,384
Pearl Abyss Corp.(b)	823	120,079
POSCO	9,744	1,568,507
POSCO Chemical Co. Ltd.	3,646	164,813
Posco International Corp	7,040	86,660
S-1 Corp..	2,359	159,662
Samsung Biologics Co. Ltd.(a)(b)	2,060	786,175
Samsung C&T Corp.	10,483	910,627
Samsung Card Co. Ltd.	3,549	98,478
Samsung Electro-Mechanics Co. Ltd.	7,175	744,380
Samsung Electronics Co. Ltd.	474,115	21,158,529
Samsung Engineering Co. Ltd.(b)	16,797	195,008
Samsung Fire & Marine Insurance Co. Ltd.	3,860	629,296
Samsung Heavy Industries Co. Ltd.(b)	56,674	272,054
Samsung Life Insurance Co. Ltd.	8,468	407,886
Samsung SDI Co. Ltd.	6,873	1,669,440
Samsung SDS Co. Ltd	4,298	589,228
Samsung Securities Co. Ltd.	8,494	231,496
Shinhan Financial Group Co. Ltd..	58,154	1,546,623
Shinsegae Inc.	982	190,821
SK Holdings Co. Ltd.	4,416	698,124
SK Hynix Inc.	67,744	4,903,003
SK Innovation Co. Ltd.	6,886	640,690
SK Telecom Co. Ltd	2,538	444,072
S-Oil Corp.	5,557	304,731
Woori Financial Group Inc	59,816	473,307
Yuhan Corp..	1,277	225,013
		70,146,987
Taiwan — 16.1%
Accton Technology Corp.	38,000	205,188
Acer Inc.	420,062	226,821
Advantech Co. Ltd.	43,282	420,963
Airtac International Group	18,000	286,233
ASE Technology Holding Co. Ltd.	437,484	1,030,156
Asia Cement Corp.	276,229	404,589
Asustek Computer Inc	86,000	585,082
AU Optronics Corp.	1,094,000	343,236
Catcher Technology Co. Ltd	80,000	626,166
Cathay Financial Holding Co. Ltd.	952,624	1,260,014
Chailease Holding Co. Ltd	148,428	563,722
Chang Hwa Commercial Bank Ltd	716,356	548,868
Cheng Shin Rubber Industry Co. Ltd	240,776	314,493
Chicony Electronics Co. Ltd	88,518	244,101
China Airlines Ltd	280,000	75,457
China Development Financial Holding Corp.	1,625,200	491,647
China Life Insurance Co. Ltd.(b)	348,040	277,586
China Steel Corp.	1,449,867	1,101,304
Chunghwa Telecom Co. Ltd	466,000	1,662,115
Compal Electronics Inc.	503,000	306,490
CTBC Financial Holding Co. Ltd	2,295,265	1,720,719
Delta Electronics Inc.	243,000	1,123,532
E.Sun Financial Holding Co. Ltd	1,321,769	1,268,099

C o n s o l i d a t e d S c h e d u l e o f I n v e s t m e n t s	47

Consolidated Schedule of Investments (unaudited) (continued)	iShares® MSCI Emerging Markets Asia ETF
February 29, 2020	(Percentages shown are based on Net Assets)

Security	Shares	Value

Taiwan (continued)
Eclat Textile Co. Ltd.	23,604	$280,633
Eva Airways Corp.	278,610	110,875
Evergreen Marine Corp. Taiwan Ltd.(b)	410,867	156,724
Far Eastern New Century Corp.	387,460	361,490
Far EasTone Telecommunications Co. Ltd.	192,000	419,135
Feng TAY Enterprise Co. Ltd.	37,970	214,431
First Financial Holding Co. Ltd.	1,255,762	982,895
Formosa Chemicals & Fibre Corp.	436,950	1,186,192
Formosa Petrochemical Corp.	149,000	423,683
Formosa Plastics Corp.	552,400	1,660,146
Formosa Taffeta Co. Ltd.	137,000	151,571
Foxconn Technology Co. Ltd..	111,521	219,142
Fubon Financial Holding Co. Ltd.	802,396	1,177,909
Giant Manufacturing Co. Ltd.	39,000	211,876
Globalwafers Co. Ltd.	29,000	392,196
Highwealth Construction Corp	119,840	177,507
Hiwin Technologies Corp.	31,116	309,829
Hon Hai Precision Industry Co. Ltd.	1,542,651	4,091,048
Hotai Motor Co. Ltd.	37,000	766,162
Hua Nan Financial Holdings Co. Ltd.	1,050,081	747,345
Innolux Corp.	1,064,620	277,762
Inventec Corp.	352,980	267,537
Largan Precision Co. Ltd.	13,000	1,901,947
Lite-On Technology Corp.	270,032	391,053
MediaTek Inc.	188,176	2,237,268
Mega Financial Holding Co. Ltd.	1,358,542	1,451,439
Micro-Star International Co. Ltd.	89,000	266,887
Nan Ya Plastics Corp.	636,090	1,430,596
Nanya Technology Corp.	164,000	418,673
Nien Made Enterprise Co. Ltd.	23,000	185,340
Novatek Microelectronics Corp.	73,000	471,325
Pegatron Corp.	242,000	501,111
Phison Electronics Corp.	22,000	242,309
Pou Chen Corp.	262,000	295,058
Powertech Technology Inc.	97,000	326,756
President Chain Store Corp.	72,000	705,031
Quanta Computer Inc.	328,000	671,610
Realtek Semiconductor Corp.	61,140	454,317
Ruentex Development Co. Ltd.	80,439	109,051
Ruentex Industries Ltd.	62,113	138,669
Shanghai Commercial & Savings Bank Ltd. (The)	426,980	709,295
Shin Kong Financial Holding Co. Ltd.	1,330,407	404,665
SinoPac Financial Holdings Co. Ltd.	1,390,699	597,074
Standard Foods Corp.	75,987	170,396
Synnex Technology International Corp.	200,050	248,415
Taishin Financial Holding Co. Ltd.	1,159,631	543,825
Taiwan Business Bank	748,641	296,692
Taiwan Cement Corp.	622,069	867,994
Taiwan Cooperative Financial Holding Co. Ltd.	1,144,224	791,674
Taiwan High Speed Rail Corp.	250,000	284,846
Taiwan Mobile Co. Ltd.	199,000	690,071
Taiwan Semiconductor Manufacturing Co. Ltd.	2,457,000	25,641,507
Tatung Co. Ltd.(b)	253,000	175,883
Uni-President Enterprises Corp.	596,650	1,442,388
United Microelectronics Corp.	1,494,000	754,907
Vanguard International Semiconductor Corp.	120,000	294,060
Walsin Technology Corp.	41,000	288,413
Win Semiconductors Corp.	45,000	406,463
Winbond Electronics Corp.	423,000	223,518
Wistron Corp.	373,080	333,289
Security	Shares	Value

Taiwan (continued)
Wiwynn Corp.	6,000	$143,463
WPG Holdings Ltd	207,320	265,659
Yageo Corp	32,151	435,341
Yuanta Financial Holding Co. Ltd	1,208,893	766,550
Zhen Ding Technology Holding Ltd.	61,455	234,418
		78,881,915
Thailand — 3.2%
Advanced Info Service PCL, NVDR.	149,400	946,918
Airports of Thailand PCL, NVDR.	533,900	1,010,950
Bangkok Bank PCL, Foreign	62,200	259,208
Bangkok Dusit Medical Services PCL, NVDR	1,180,100	830,240
Bangkok Expressway & Metro PCL, NVDR	967,100	283,495
Banpu PCL, NVDR	597,700	134,485
Berli Jucker PCL, NVDR	154,000	178,133
BTS Group Holdings PCL, NVDR	892,900	308,433
Bumrungrad Hospital PCL, NVDR	60,700	247,186
Central Pattana PCL, NVDR	271,400	455,845
Central Retail Corp. PCL, NVDR(b)	101,174	100,998
Charoen Pokphand Foods PCL, NVDR	502,900	426,322
CP ALL PCL, NVDR	722,300	1,505,030
Electricity Generating PCL, NVDR	37,900	327,894
Energy Absolute PCL, NVDR	213,400	263,749
Gulf Energy Development PCL, NVDR	77,200	404,899
Home Product Center PCL, NVDR.	732,849	297,274
Indorama Ventures PCL, NVDR(c)	241,800	199,233
Intouch Holdings PCL, NVDR	292,400	500,384
IRPC PCL, NVDR	1,657,800	115,581
Kasikornbank PCL	156,500	592,672
Kasikornbank PCL, NVDR	75,500	284,725
Krung Thai Bank PCL, NVDR	394,750	175,139
Land & Houses PCL, NVDR.	1,100,100	292,849
Minor International PCL, NVDR.	352,480	307,184
Muangthai Capital PCL, NVDR	110,800	201,901
PTT Exploration & Production PCL, NVDR	179,710	603,684
PTT Global Chemical PCL, NVDR	283,000	369,949
PTT PCL, NVDR.	1,411,500	1,744,525
Ratch Group PCL, NVDR	100,700	188,284
Siam Cement PCL (The), NVDR.	96,300	946,062
Siam Commercial Bank PCL (The), NVDR	106,400	294,197
Thai Oil PCL, NVDR	153,300	210,117
Thai Union Group PCL, NVDR	469,600	227,694
TMB Bank PCL, NVDR	3,401,222	117,488
Total Access Communication PCL, NVDR.	111,000	128,395
True Corp. PCL, NVDR(c)	1,473,705	155,053
		15,636,175
Total Common Stocks — 99.5%
(Cost: $454,297,859)		486,734,618

Preferred Stocks
South Korea — 0.2%
Amorepacific Corp., Preference Shares, NVS	1,114	67,326
Hyundai Motor Co.
Preference Shares, NVS	2,717	148,322
Series 2, Preference Shares, NVS	4,657	287,204
LG Chem Ltd., Preference Shares, NVS	906	139,500
LG Household & Health Care Ltd., Preference
Shares, NVS	274	165,370

48	2 0 2 0 i S h a r e s S e m i - A n n u a l R e p o r t t o S h a r e h o l d e r s

Consolidated Schedule of Investments (unaudited) (continued)	iShares® MSCI Emerging Markets Asia ETF
February 29, 2020	(Percentages shown are based on Net Assets)

Security	Shares	Value

South Korea (continued)
Samsung Electronics Co. Ltd., Preference Shares, NVS	8,105	$303,979
		1,111,701
Total Preferred Stocks — 0.2%
(Cost: $1,074,862)		1,111,701

Rights

China — 0.0%
Legend Holdings Corp. Class H, (Expires 04/16/20)(b)	3,561	0	(e)
South Korea — 0.0%
HDC Hyundai Development Co., (Expires 06/03/20)(b)	1,984	0	(e)
Total Rights — 0.0%
(Cost: $0)		0	(e)

Warrants

Thailand — 0.0%
BTS Group Holdings PCL (Expires 02/16/21)(b)	80,220	2,186
Total Warrants — 0.0%
(Cost: $0)		2,186

Short-Term Investments

Money Market Funds — 1.6%
BlackRock Cash Funds: Institutional, SL Agency Shares,
1.74%(f)(g)(h)	7,330,613	7,335,745
Security	Shares	Value

Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares,
1.52%(f)(g)	629,000	$629,000
		7,964,745
Total Short-Term Investments — 1.6%
(Cost: $7,961,340)		7,964,745

Total Investments in Securities — 101.3%
(Cost: $463,334,061)		495,813,250

Other Assets, Less Liabilities — (1.3)%		(6,379,780)

Net Assets — 100.0%		$489,433,470

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(b)	Non-income producing security.

(c)	All or a portion of this security is on loan.

(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

(e)	Rounds to less than $1.
(f)	Affiliate of the Fund.

(g)	Annualized 7-day yield as of period-end.

(h)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the six months ended February 29, 2020, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

								Change in
	Shares		Shares					Unrealized
	Held at		Held at	Value at			Net Realized	Appreciation
Affiliated Issuer	08/31/19	Net Activity	02/29/20	02/29/20	Income		(Loss)(a)	(Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	8,491,856	(1,161,243)	7,330,613	$7,335,745	$92,336	(b)	$527	$1,624
BlackRock Cash Funds: Treasury, SL Agency Shares	788,000	(159,000)	629,000	629,000	6,270		—	—
				$7,964,745	$98,606		$527	$1,624

(a)	Includes realized capital gain distributions from an affiliated fund, if any.

(b)	Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Futures Contracts

				Value/
			Notional	Unrealized
	Number of	Expiration	Amount	Appreciation
Description	Contracts	Date	(000)	(Depreciation)
Long Contracts
Hang Seng China Enterprises Index	3	03/30/20	$199	$(17,873)
MSCI Emerging Markets E-Mini	17	03/20/20	858	(83,602)
				$(101,475)

C o n s o l i d a t e d S c h e d u l e o f I n v e s t m e n t s	49

Consolidated Schedule of Investments (unaudited) (continued)	iShares® MSCI Emerging Markets Asia ETF
February 29, 2020

Derivative Financial Instruments Categorized by Risk Exposure

As of February 29, 2020, the fair values of derivative financial instruments located in the Consolidated Statements of Assets and Liabilities were as follows:

Equity
Contracts
Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$101,475

(a)	Net cumulative appreciation (depreciation) on futures contracts are reported in the Consolidated Schedule of Investments. In the Consolidated Statements of Assets and Liabilities, only current day's variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the six months ended February 29, 2020, the effect of derivative financial instruments in the Consolidated Statements of Operations was as follows:

Equity
Contracts
Net Realized Gain (Loss) from:
Futures contracts	$97,744

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$(116,799)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$673,960

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Consolidated Financial Statements.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund's policy regarding valuation of financial instruments, refer to the Notes to Consolidated Financial Statements.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of February 29, 2020. The breakdown of the Fund's investments into major categories is disclosed in the Consolidated Schedule of Investments above.

	Level 1	Level 2		Level 3	Total
Investments
Assets
Common Stocks	$486,734,067	$512		$39	$486,734,618
Preferred Stocks	1,111,701	—		—	1,111,701
Rights	—	0	(a)	—	0	(a)
Warrants	2,186	—		—	2,186
Money Market Funds	7,964,745	—		—	7,964,745
	$495,812,699	$512		$39	$495,813,250
Derivative financial instruments(b)
Liabilities
Futures Contracts	$(101,475)	$—		$—	$(101,475)

(a)	Rounds to less than $1.

(b)	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to consolidated financial statements.

50	2 0 2 0 i S h a r e s S e m i - A n n u a l R e p o r t t o S h a r e h o l d e r s

Consolidated Schedule of Investments (unaudited)	iShares® MSCI Emerging Markets Small-Cap ETF
February 29, 2020	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Argentina — 0.7%
Adecoagro SA(a)(b)	34,301	$224,329
Arcos Dorados Holdings Inc., Class A	36,907	237,681
Banco BBVA Argentina SA, ADR(a)	21,781	87,778
Central Puerto SA, ADR	30,855	99,970
Cresud SACIF y A, ADR(a)	12,307	59,443
Despegar.com Corp.(a)(b)	14,577	174,778
Empresa Distribuidora y Comercializadora
Norte SA, ADR(a)(b)	9,767	43,561
Grupo Supervielle SA, ADR	21,024	56,344
Loma Negra Cia Industrial Argentina SA, ADR(a)(b)	19,683	114,161
Pampa Energia SA, ADR(a)(b)	16,363	193,902
Transportadora de Gas del Sur SA, Class B	22,317	125,198
		1,417,145
Brazil — 8.0%
AES Tiete Energia SA	43,941	148,137
Aliansce Sonae Shopping Centers SA(a)	40,049	405,403
Alupar Investimento SA	43,308	270,696
Anima Holding SA	22,900	182,727
Arezzo Industria e Comercio SA	14,500	193,155
Banco Inter SA	21,300	219,060
BK Brasil Operacao e Assessoria a Restaurantes SA	50,600	164,306
BR Properties SA(a)	66,641	203,543
Camil Alimentos SA	46,100	86,444
Cia. de Locacao das Americas	99,700	467,601
Cia. de Saneamento de Minas Gerais-COPASA	18,800	251,311
Cia. de Saneamento do Parana	19,200	427,693
Cia. Hering	41,500	207,332
Construtora Tenda SA	21,800	169,456
Cosan Logistica SA(a)	42,122	169,360
CVC Brasil Operadora e Agencia de Viagens SA	38,700	220,707
Cyrela Brazil Realty SA Empreendimentos
e Participacoes	76,200	503,817
Dommo Energia SA(a)	41,800	12,044
Duratex SA	95,900	369,643
EcoRodovias Infraestrutura e Logistica SA(a)	58,899	206,006
EDP - Energias do Brasil SA	86,400	391,243
Enauta Participacoes SA	25,900	76,294
Eneva SA(a)	33,500	317,428
Even Construtora e Incorporadora SA(a)	38,600	122,688
Ez Tec Empreendimentos e Participacoes SA	27,477	283,196
Fleury SA	62,800	414,245
Grendene SA	89,100	191,564
Grupo SBF SA(a)	20,500	198,064
Guararapes Confeccoes SA	31,000	188,955
Iguatemi Empresa de Shopping Centers SA	26,600	293,790
Instituto Hermes Pardini SA	17,500	111,517
Iochpe Maxion SA	32,805	141,352
JHSF Participacoes SA	89,200	138,595
JSL SA	21,200	130,255
Light SA	67,600	324,991
Linx SA	47,600	331,073
LOG Commercial Properties e Participacoes SA	19,160	117,126
M. Dias Branco SA	25,600	232,642
Mahle-Metal Leve SA	12,200	72,876
Marfrig Global Foods SA(a)	135,700	363,038
Marisa Lojas SA(a)	40,700	123,769
Minerva SA(a)	79,100	203,726
Movida Participacoes SA	44,600	177,939
Security	Shares	Value

Brazil (continued)
MRV Engenharia e Participacoes SA	89,900	$388,361
Odontoprev SA	78,500	286,916
Omega Geracao SA(a)	16,900	145,152
Petro Rio SA(a)	27,200	237,536
Qualicorp Consultoria e Corretora de Seguros SA	68,100	516,978
Santos Brasil Participacoes SA	84,100	110,539
Sao Martinho SA	52,300	307,078
Ser Educacional SA(c)	19,535	111,711
SLC Agricola SA	29,600	132,331
Smiles Fidelidade SA	19,100	138,774
TOTVS SA	46,100	725,580
Transmissora Alianca de Energia Eletrica SA	62,300	414,123
Trisul SA	32,700	104,660
Tupy SA	19,100	92,671
Via Varejo SA(a)	289,600	886,455
Wiz Solucoes e Corretagem de Seguros SA	25,300	79,069
YDUQS Part	79,200	910,906
		15,413,647
Chile — 0.9%
AES Gener SA	824,167	121,003
Besalco SA	126,280	50,619
CAP SA	20,748	117,103
Cia. Sud Americana de Vapores SA(a)	3,267,206	95,547
Engie Energia Chile SA	149,258	191,920
Forus SA	32,587	39,124
Grupo Security SA	356,168	70,080
Inversiones Aguas Metropolitanas SA	120,610	104,403
Inversiones La Construccion SA	10,561	78,814
Parque Arauco SA	176,213	360,877
Ripley Corp. SA	248,793	97,051
Salfacorp SA	106,524	49,853
SMU SA	727,461	108,446
SONDA SA	153,140	108,064
Vina Concha y Toro SA	113,588	187,553
		1,780,457
China — 11.4%
21Vianet Group Inc., ADR(a)	17,775	266,269
360 Finance Inc., ADR(a)(b)	13,423	112,216
361 Degrees International Ltd.	298,000	53,535
500.com Ltd., ADR(a)(b)	5,713	30,793
AGTech Holdings Ltd.(a)(b)	1,256,000	43,516
Ajisen China Holdings Ltd.	158,000	39,941
AK Medical Holdings Ltd.(c)	92,000	190,303
Anxin-China Holdings Ltd.(a)(d)	1,084,000	1
Aoyuan Healthy Life Group Co. Ltd.	83,000	89,038
Ascletis Pharma Inc.(a)(b)(c)	113,000	56,550
Asia Cement China Holdings Corp.	147,500	194,571
Atlas Crop.	26,710	283,126
AVIC International Holdings Ltd., Class H(a)	78,000	83,274
Beijing Capital Land Ltd., Class H	430,000	115,872
Beijing Chunlizhengda Medical Instruments Co. Ltd.,
Class H	10,200	102,287
Beijing Gas Blue Sky Holdings Ltd.(a)(b)	2,888,000	70,411
Beijing Tong Ren Tang Chinese Medicine Co. Ltd.(b)	84,000	141,203
Bitauto Holdings Ltd., ADR(a)(b)	8,753	130,420
Boshiwa International Holding Ltd.(a)(b)(d)	32,000	0	(e)
Camsing International Holding Ltd.(a)(b)(d)	164,000	20,750
CanSino Biologics Inc., Class H(a)(c)	17,200	180,099
Canvest Environmental Protection Group Co. Ltd.	297,000	143,297

C o n s o l i d a t e d S c h e d u l e o f I n v e s t m e n t s	51

Consolidated Schedule of Investments (unaudited) (continued)	iShares® MSCI Emerging Markets Small-Cap ETF
February 29, 2020	(Percentages shown are based on Net Assets)

Security	Shares	Value

China (continued)
CAR Inc.(a)(b)	248,000	$155,616
Central China Real Estate Ltd.	290,000	169,690
CGN Meiya Power Holdings Co. Ltd.(a)(c)	434,000	66,272
Changyou.com Ltd., ADR	6,186	66,561
Chaowei Power Holdings Ltd.	200,000	63,133
China Aircraft Leasing Group Holdings Ltd.	122,000	117,882
China Animal Healthcare Ltd.(a)(b)(d)	126,000	647
China BlueChemical Ltd., Class H	622,000	118,126
China Datang Corp. Renewable Power Co. Ltd., Class H	870,000	70,332
China Dongxiang Group Co. Ltd.	1,385,000	138,623
China Everbright Greentech Ltd.(c)	153,000	74,016
China Foods Ltd.	284,000	104,955
China Grand Pharmaceutical and Healthcare Holdings
Ltd., Class A	328,000	207,919
China Harmony New Energy Auto Holding Ltd.	269,000	132,894
China High Speed Transmission Equipment Group
Co. Ltd.(b)	124,000	78,762
China Huiyuan Juice Group Ltd.(a)(d)	379,000	52,524
China Lilang Ltd.	141,000	91,370
China LNG Group Ltd.(a)	794,000	39,735
China Logistics Property Holdings Co. Ltd.(a)(b)(c)	316,000	121,647
China Lumena New Materials Corp.(a)(b)(d)	5,249	0	(e)
China Maple Leaf Educational Systems Ltd.	476,000	166,138
China Meidong Auto Holdings Ltd.	136,000	199,994
China Merchants Land Ltd.	772,000	114,913
China Metal Recycling Holdings Ltd.(a)(d)	12,000	0	(e)
China Metal Resources Utilization Ltd.(a)(b)(c)	312,000	119,306
China Modern Dairy Holdings Ltd.(a)	771,000	92,998
China New Higher Education Group Ltd.(c)	224,000	76,170
China Oriental Group Co. Ltd.	376,000	128,340
China Overseas Grand Oceans Group Ltd.	462,000	315,982
China Overseas Property Holdings Ltd.(b)	385,000	311,239
China Resources Medical Holdings Co. Ltd.	291,000	150,857
China SCE Group Holdings Ltd.	570,000	310,854
China Shineway Pharmaceutical Group Ltd.	101,000	88,130
China South City Holdings Ltd.	1,782,000	196,652
China Suntien Green Energy Corp. Ltd., Class H	491,000	119,709
China Tian Lun Gas Holdings Ltd.	86,000	70,406
China Travel International Investment Hong Kong Ltd.	762,000	120,269
China Water Affairs Group Ltd.(b)	262,000	208,778
China Youzan Ltd.(a)(b)	3,136,000	317,904
China Yuhua Education Corp Ltd.(b)(c)	370,000	286,294
China ZhengTong Auto Services Holdings Ltd.(b)	341,000	94,515
Chinasoft International Ltd.(b)	622,000	381,514
CIMC Enric Holdings Ltd.	192,000	99,535
CITIC Resources Holdings Ltd.	818,000	44,610
COFCO Meat Holdings Ltd.(a)	406,000	101,591
Colour Life Services Group Co. Ltd.(b)	122,000	64,498
Concord New Energy Group Ltd.	2,520,000	109,944
Consun Pharmaceutical Group Ltd.	172,000	84,090
COSCO SHIPPING International Hong Kong Co. Ltd.	238,000	70,242
Cosmo Lady China Holdings Co. Ltd.(c)	232,000	30,068
CPMC Holdings Ltd.	207,000	79,155
Daqo New Energy Corp., ADR(a)	2,749	180,252
Dawnrays Pharmaceutical Holdings Ltd.	395,000	66,906
Digital China Holdings Ltd.	226,000	113,391
Dongyue Group Ltd.	389,000	202,161
Essex Bio-Technology Ltd.	130,000	91,748
Ever Sunshine Lifestyle Services Group Ltd.	148,000	149,461
Fanhua Inc., ADR	15,746	319,644
Security	Shares	Value

China (continued)
Fantasia Holdings Group Co. Ltd.	598,500	$114,431
FinVolution Group	32,255	63,865
Fu Shou Yuan International Group Ltd.	304,000	259,801
Fufeng Group Ltd.	492,400	190,817
GCL-Poly Energy Holdings Ltd.(a)	4,119,000	195,563
Gemdale Properties & Investment Corp. Ltd.	1,394,000	246,851
Genertec Universal Medical Group Co. Ltd.(b)(c)	322,500	224,296
Glorious Property Holdings Ltd.(a)	69,000	1,461
Glory Sun Financial Group Ltd.(b)	4,200,000	134,735
Goodbaby International Holdings Ltd.(a)	318,000	54,271
Grand Baoxin Auto Group Ltd.(a)	258,500	41,795
Greenland Hong Kong Holdings Ltd.	295,000	114,698
Guorui Properties Ltd.	362,000	64,103
Haichang Ocean Park Holdings Ltd.(a)(c)	489,000	47,689
Hangzhou Steam Turbine Co. Ltd., Class B	87,280	93,294
Harbin Electric Co. Ltd., Class H(a)	210,000	56,589
HC Group Inc.(a)(b)	191,000	51,714
HengTen Networks Group Ltd.(a)(b)	7,716,000	98,021
Hi Sun Technology China Ltd.(a)	933,000	130,497
Honghua Group Ltd.(a)	855,000	45,531
Hope Education Group Co. Ltd.(c)	528,000	116,535
Hua Han Health Industry Holdings Ltd.(a)(d)	1,112,400	34,258
Huabao International Holdings Ltd.	293,000	115,801
Huami Corp., ADR(a)	8,907	126,479
Huangshi Dongbei Electrical Appliance Co. Ltd., Class B	66,700	81,174
Huifu Payment Ltd.(a)(b)(c)	229,600	86,619
IGG Inc.(b)	310,000	225,547
IMAX China Holding Inc.(c)	38,100	71,379
Jianpu Technology Inc., ADR(a)(b)	17,270	17,270
Jiayuan International Group Ltd.	354,000	139,909
Jinchuan Group International Resources Co. Ltd.	870,000	85,961
JinkoSolar Holding Co. Ltd., ADR(a)	9,615	219,607
JNBY Design Ltd.	68,500	73,835
Jumei International Holding Ltd., ADR(a)(b)	2,782	53,887
Kasen International Holdings Ltd.(a)(b)	196,000	36,720
Konka Group Co. Ltd., Class B	240,300	100,523
Lifetech Scientific Corp.(a)	888,000	174,340
Lonking Holdings Ltd.	606,000	168,743
Luthai Textile Co. Ltd., Class B	58,900	54,947
LVGEM China Real Estate Investment Co. Ltd.	382,000	114,212
Meitu Inc.(a)(b)(c)	609,500	143,908
MMG Ltd.(a)	680,000	138,739
Nam Tai Property Inc.(a)	12,941	87,999
National Agricultural Holdings Ltd.(a)(b)(d)	354,000	21,804
NetDragon Websoft Holdings Ltd.(b)	63,500	175,188
NOVA Group Holdings Ltd.(b)	480,000	93,006
OneSmart International Education Group Ltd., ADR(a)(b)	26,611	144,764
Panda Green Energy Group Ltd.(a)	1,476,000	41,289
PAX Global Technology Ltd.	257,000	127,625
Phoenix Media Investment Holdings Ltd.	754,000	46,441
Poly Property Group Co. Ltd.	680,000	255,664
Pou Sheng International Holdings Ltd.	646,000	164,960
Q Technology Group Co. Ltd.(a)(b)	120,000	168,766
Qudian Inc., ADR(a)	57,711	151,203
Qutoutiao Inc., ADR(a)	19,396	101,053
Realord Group Holdings Ltd.(a)	250,000	145,001
Redco Properties Group Ltd.(c)	280,000	129,346
Road King Infrastructure Ltd.	69,000	117,759
Ronshine China Holdings Ltd.	181,500	200,993
Sany Heavy Equipment International Holdings Co. Ltd.	311,000	185,569

52	2 0 2 0 I S h a r e s S e m i - A n n u a l R e p o r t t o S h a r e h o l d e r s

Consolidated Schedule of Investments (unaudited) (continued)	iShares® MSCI Emerging Markets Small-Cap ETF
February 29, 2020	(Percentages shown are based on Net Assets)

Security	Shares	Value

China (continued)
Shandong Airlines Co. Ltd., Class B	50,400	$52,126
Shanghai Fudan Microelectronics Group Co. Ltd.,
Class H(a)(b)	92,000	70,360
Shanghai Haixin Group Co., Class B	211,400	81,812
Shanghai Haohai Biological Technology Co. Ltd.,
Class H(a)(c)	13,000	66,309
Shanghai Industrial Urban Development Group Ltd.	768,000	85,738
Shanghai Jinjiang International Industrial Investment Co.
Ltd., Class B	115,100	85,174
Sheng Ye Capital Ltd.	124,000	111,063
Shougang Concord International Enterprises Co. Ltd.	2,366,000	101,707
Shougang Fushan Resources Group Ltd.	788,000	152,685
Sihuan Pharmaceutical Holdings Group Ltd.	1,247,000	147,213
Silver Grant International Holdings Group Ltd.(a)	584,000	84,681
Sinopec Kantons Holdings Ltd.	284,000	114,795
Skyfame Realty Holdings Ltd.	1,074,000	140,571
Skyworth Group Ltd.(a)	574,000	143,628
SMI Holdings Group Ltd.(a)(d)	468,800	91,437
Sohu.com Ltd., ADR(a)(b)	10,376	98,883
Superb Summit International Group Ltd.(a)(b)(d)	238,250	306
TCL Electronics Holdings Ltd.	252,000	140,340
Texhong Textile Group Ltd.	100,000	105,350
Tian Ge Interactive Holdings Ltd.(a)(c)	233,000	52,322
Tiangong International Co. Ltd.	316,000	112,726
Tianjin Development Holdings Ltd.	392,000	98,087
Tianjin Port Development Holdings Ltd.(b)	1,156,000	102,353
Tianli Education International Holdings Ltd.	193,000	100,549
Tianneng Power International Ltd.	226,000	167,331
Tong Ren Tang Technologies Co. Ltd., Class H	179,000	165,378
Tongda Group Holdings Ltd.	1,190,000	112,998
Truly International Holdings Ltd.(a)	704,000	94,854
Vinda International Holdings Ltd.	89,000	228,980
Wasion Holdings Ltd.	170,000	68,715
West China Cement Ltd.	836,000	135,167
Wisdom Education International Holdings Co. Ltd.	236,000	89,942
Wise Talent Information Technology Co. Ltd.(a)	41,800	102,984
X Financial, ADR	27,449	45,291
Xiamen International Port Co. Ltd., Class H	716,000	82,689
Xingda International Holdings Ltd.	386,000	114,417
Xtep International Holdings Ltd.	343,000	138,203
Yadea Group Holdings Ltd.(c)	342,000	92,598
YiChang HEC ChangJiang Pharmaceutical Co. Ltd.,
Class H(c)	37,800	230,640
Yixin Group Ltd.(a)(c)	600,000	129,346
Yuexiu REIT	483,000	309,891
Yuexiu Transport Infrastructure Ltd.	318,000	246,874
Zhou Hei Ya International Holdings Co. Ltd.(b)(c)	191,500	101,487
Zhuguang Holdings Group Co. Ltd.(a)	898,000	126,754
		21,990,033
Colombia — 0.3%
Cementos Argos SA	128,924	192,638
CEMEX Latam Holdings SA(a)	68,504	69,140
Corp. Financiera Colombiana SA(a)	25,620	232,577
		494,355
Czech Republic — 0.1%
Central European Media Enterprises Ltd., Class A(a)	38,165	164,521

Egypt — 0.5%
Egyptian Financial Group-Hermes Holding Co.	182,859	169,729
Ezz Steel Co. SAE(a)	62,196	31,749
Security	Shares	Value

Egypt (continued)
Heliopolis Housing	178,272	$63,520
Juhayna Food Industries	183,976	94,033
Medinet Nasr Housing(a)	284,527	77,536
Oriental Weavers	115,698	77,120
Palm Hills Developments SAE(a)	486,901	43,886
Pioneers Holding For Financial Investments SAE(a)	184,547	53,950
Six of October Development & Investment	76,514	60,007
Talaat Moustafa Group	296,414	142,590
Telecom Egypt Co.	99,508	78,104
		892,224
Greece — 0.7%
Aegean Airlines SA	21,543	149,082
GEK Terna Holding Real Estate Construction SA(a)	31,508	209,044
Hellenic Exchanges-Athens Stock Exchange SA	45,969	181,781
Mytilineos SA	38,506	288,042
Piraeus Bank SA(a)(b)	86,413	188,322
Public Power Corp. SA(a)(b)	34,109	110,677
Terna Energy SA(a)	19,063	157,886
		1,284,834
Hungary — 0.1%
Magyar Telekom Telecommunications PLC	145,255	188,076
Opus Global Nyrt(a)	67,358	57,501
		245,577
India — 14.5%
Aarti Industries Ltd.	14,100	190,699
Aarti Surfactants Ltd.(a)	853	5,684
Aavas Financiers Ltd.(a)	7,630	198,644
Adani Enterprises Ltd.	41,990	127,220
Adani Power Ltd.(a)	240,171	157,413
Adani Transmission Ltd.(a)	83,629	291,906
Aditya Birla Fashion and Retail Ltd.(a)	63,097	219,802
Aegis Logistics Ltd.	29,705	91,913
AIA Engineering Ltd.	12,952	321,011
Ajanta Pharma Ltd.	7,891	151,456
Alembic Pharmaceuticals Ltd.	16,919	147,686
Amara Raja Batteries Ltd.	11,502	101,636
Apollo Hospitals Enterprise Ltd.	25,557	614,707
Apollo Tyres Ltd.	83,261	164,751
Arvind Fashions Ltd.(a)	9,860	47,239
Astral Poly Technik Ltd.	19,130	303,355
Atul Ltd.	5,274	375,898
AU Small Finance Bank Ltd.(c)	44,417	715,731
Avanti Feeds Ltd.	12,512	80,220
Bajaj Consumer Care Ltd.(a)	21,362	56,922
Balkrishna Industries Ltd.	24,727	375,663
Balrampur Chini Mills Ltd.	40,885	80,900
BASF India Ltd.	5,039	71,698
Bata India Ltd.	10,675	244,164
Bayer CropScience Ltd./India	3,465	210,397
Birla Corp. Ltd.	7,078	67,924
Blue Dart Express Ltd.	1,975	75,218
Can Fin Homes Ltd.	10,884	75,415
Ceat Ltd.	6,939	98,190
Century Textiles & Industries Ltd.	11,201	78,652
CESC Ltd.	20,911	187,458
Chalet Hotel Ltd.(a)	20,685	94,156
Cholamandalam Financial Holdings Ltd.(a)	25,435	180,804
City Union Bank Ltd.	93,115	277,729
Coromandel International Ltd.	24,381	207,940

C o n s o l i d a t e d S c h e d u l e o f I n v e s t m e n t s	53

Consolidated Schedule of Investments (unaudited) (continued)	iShares® MSCI Emerging Markets Small-Cap ETF
February 29, 2020	(Percentages shown are based on Net Assets)

Security	Shares	Value

India (continued)
CRISIL Ltd.	6,246	$131,476
Crompton Greaves Consumer Electricals Ltd.	127,706	493,712
Dalmia Bharat Ltd.(a)	14,745	159,796
DCB Bank Ltd.	58,577	131,330
Dilip Buildcon Ltd.(c)	10,078	41,782
Dish TV India Ltd.(a)	192,556	22,013
Dr Lal PathLabs Ltd.(c)	8,972	202,415
eClerx Services Ltd.	6,166	46,364
Edelweiss Financial Services Ltd.	134,878	163,253
EIH Ltd.	60,161	109,914
Endurance Technologies Ltd.(c)	10,512	142,966
Engineers India Ltd.	69,034	66,961
Equitas Holdings Ltd./India(a)	55,769	83,343
Eris Lifesciences Ltd.(a)(c)	13,631	81,908
Escorts Ltd.	17,769	192,075
Exide Industries Ltd.	74,016	168,560
Federal Bank Ltd.	455,732	542,452
Finolex Cables Ltd.	26,729	120,298
Fortis Healthcare Ltd.(a)	143,885	307,139
Future Consumer Ltd.(a)	198,078	33,760
Future Lifestyle Fashions Ltd.	18,119	87,497
GE T&D India Ltd.	24,730	41,292
Gillette India Ltd.	2,313	185,771
Glenmark Pharmaceuticals Ltd.	43,900	168,836
GMR Infrastructure Ltd.(a)	338,362	93,771
Godrej Industries Ltd.	29,986	162,899
Godrej Properties Ltd.(a)	18,818	261,550
Graphite India Ltd.	19,487	60,229
Great Eastern Shipping Co. Ltd. (The)	21,188	70,977
Gujarat Fluorochemicals Ltd.(a)	11,581	80,879
Gujarat Gas Ltd.	51,177	195,794
Gujarat Pipavav Port Ltd.	87,626	86,998
Gujarat State Petronet Ltd.	45,910	143,422
HEG Ltd.	3,476	42,210
Hemisphere Properties India Ltd.(a)	28,290	60,357
Hexaware Technologies Ltd.	39,652	197,525
ICICI Securities Ltd.(c)	19,344	127,642
IDFC First Bank Ltd.(a)	611,716	311,929
IDFC Ltd.	235,361	104,851
IIFL Finance Ltd.	39,997	90,283
IIFL Wealth Management Ltd.	8,273	167,822
India Cements Ltd. (The)	71,536	95,507
Indiabulls Housing Finance Ltd.	82,804	321,096
Indiabulls Real Estate Ltd.(a)	69,331	72,244
Indiabulls Ventures Ltd.	57,579	135,595
Indian Hotels Co. Ltd. (The)	154,910	289,782
Indraprastha Gas Ltd.	65,597	402,122
Inox Leisure Ltd.	20,342	120,881
Ipca Laboratories Ltd.	13,736	259,113
IRB Infrastructure Developers Ltd.(a)	48,382	56,315
Jindal Steel & Power Ltd.(a)	130,544	278,390
JK Cement Ltd.	9,293	178,675
JM Financial Ltd.	73,913	108,257
JSW Energy Ltd.	113,064	89,771
Jubilant Foodworks Ltd.	22,220	540,925
Jubilant Life Sciences Ltd.	24,216	169,890
Just Dial Ltd.(a)	12,359	79,822
Kajaria Ceramics Ltd.	20,273	147,326
Karur Vysya Bank Ltd. (The)	109,857	63,630
Kaveri Seed Co. Ltd.	10,004	59,413
Security	Shares	Value

India (continued)
KEC International Ltd.	19,960	$85,767
KEI Industries Ltd.	13,433	91,300
KPIT Technologies Ltd.(a)	67,146	76,062
KRBL Ltd.	18,207	63,034
L&T Technology Services Ltd.(c)	6,761	151,849
Lemon Tree Hotels Ltd.(a)(c)	185,404	132,564
Mahanagar Gas Ltd.	12,256	170,727
Mahindra CIE Automotive Ltd.(a)	38,351	70,519
Manappuram Finance Ltd.	77,501	174,778
Max Financial Services Ltd.(a)	45,963	367,679
Minda Industries Ltd.	23,416	121,059
Mindtree Ltd.	13,976	182,816
Motilal Oswal Financial Services Ltd.	11,414	117,758
Mphasis Ltd.	28,500	344,188
Multi Commodity Exchange of India Ltd.	8,647	153,098
Natco Pharma Ltd.	26,803	223,453
National Aluminium Co. Ltd.	163,526	75,908
NBCC India Ltd.	154,471	56,508
NCC Ltd./India.	134,146	66,174
NIIT Technologies Ltd.	7,046	164,977
Oberoi Realty Ltd.	18,745	132,456
Oil India Ltd.	68,069	101,867
Persistent Systems Ltd.	12,563	121,230
Pfizer Ltd.	3,515	204,278
Phoenix Mills Ltd. (The)	18,225	216,286
PI Industries Ltd.	18,321	388,735
PNB Housing Finance Ltd.(c)	19,404	96,768
Polycab India Ltd.(a)	10,451	153,896
Power Finance Corp. Ltd.	203,713	308,953
Prestige Estates Projects Ltd.	37,413	150,523
Procter & Gamble Health Ltd.(a)	1,403	81,293
PVR Ltd.	10,220	270,116
Quess Corp. Ltd.(a)(c)	18,493	131,764
Radico Khaitan Ltd.	17,679	100,536
Rain Industries Ltd.	28,378	40,620
Rajesh Exports Ltd.	24,189	220,615
Ramco Cements Ltd. (The)	23,518	250,961
Raymond Ltd.	9,453	66,142
RBL Bank Ltd.(c)	106,615	429,754
Redington India Ltd.	85,885	130,849
Sadbhav Engineering Ltd.	29,833	29,144
Sanofi India Ltd.	1,888	190,799
Schaeffler India Ltd.	2,727	164,969
Sobha Ltd.	14,901	61,324
Spandana Sphoorty Financial Ltd.(a)	5,989	90,025
SpiceJet Ltd.(a)	51,967	60,019
SRF Ltd.	4,427	238,859
Sterlite Technologies Ltd.	33,573	42,776
Strides Pharma Science Ltd.	13,644	88,887
Sundaram Finance Ltd.	9,982	218,382
Sundram Fasteners Ltd.	21,033	121,023
Sunteck Realty Ltd.	19,285	92,527
Supreme Industries Ltd.	12,275	224,383
Symphony Ltd.	6,864	120,840
Syngene International Ltd.(c)	34,304	142,792
Tata Chemicals Ltd.	23,422	231,729
Tata Communications Ltd.	23,241	116,225
Tata Consumer Products Ltd.	92,086	441,689
Tata Elxsi Ltd.	5,804	70,994
TeamLease Services Ltd.(a)	3,390	109,071

54	2 0 2 0 I S h a r e s S e m i - A n n u a l R e p o r t t o S h a r e h o l d e r s

Consolidated Schedule of Investments (unaudited) (continued)	iShares® MSCI Emerging Markets Small-Cap ETF
February 29, 2020	(Percentages shown are based on Net Assets)

Security	Shares	Value

India (continued)
Thermax Ltd.	9,183	$117,416
Timken India Ltd.	7,851	103,268
Torrent Power Ltd.	39,082	164,061
TTK Prestige Ltd.	1,476	116,510
Tube Investments of India Ltd.	24,060	176,030
Vakrangee Ltd.	155,581	85,155
Varun Beverages Ltd.	23,807	268,230
V-Guard Industries Ltd.	42,560	119,688
Vinati Organics Ltd.	9,648	125,634
VIP Industries Ltd.	13,017	73,926
V-Mart Retail Ltd.	2,959	91,457
Vodafone Idea Ltd.(a)	2,495,194	133,114
Voltas Ltd.	31,428	295,587
WABCO India Ltd.	2,036	191,033
Welspun Corp. Ltd.	35,658	91,853
Welspun India Ltd.	102,821	58,842
Yes Bank Ltd.	577,443	276,849
		27,975,976
Indonesia — 1.8%
AKR Corporindo Tbk PT	536,400	99,074
Alam Sutera Realty Tbk PT(a)	4,811,000	50,969
Aneka Tambang Tbk	2,591,000	103,839
Bank Pembangunan Daerah Jawa Barat Dan Banten
Tbk PT	750,700	46,567
Bank Tabungan Pensiunan Nasional Syariah Tbk PT(a)	666,400	174,641
Bumi Resources Tbk PT(a)	19,161,100	66,775
Ciputra Development Tbk PT	3,068,763	202,124
Global Mediacom Tbk PT(a)	2,536,500	54,805
Hanson International Tbk PT(a)(d)	25,794,200	74,106
Indika Energy Tbk PT	643,900	33,659
Indo Tambangraya Megah Tbk PT	123,600	97,347
Indosat Tbk PT(a)	414,400	58,921
Inti Agri Resources Tbk PT(a)(d)	12,327,500	35,700
Japfa Comfeed Indonesia Tbk PT	1,114,300	108,731
Kresna Graha Investama Tbk PT(a)	3,646,600	119,965
Link Net Tbk PT	418,400	101,775
Lippo Karawaci Tbk PT(a)	9,105,400	144,696
Matahari Department Store Tbk PT	726,300	158,953
Medco Energi Internasional Tbk PT(a)	1,620,366	71,150
Media Nusantara Citra Tbk PT	1,612,700	144,438
Mitra Adiperkasa Tbk PT	2,640,100	147,209
Panin Financial Tbk PT(a)	4,299,500	75,516
Pelayaran Tamarin Samudra Tbk PT(a)	2,499,900	16,553
Perusahaan Perkebunan London Sumatra Indonesia
Tbk PT	974,800	65,904
PP Persero Tbk PT	976,925	82,049
PP Properti Tbk PT	7,401,569	26,310
Ramayana Lestari Sentosa Tbk PT	952,100	68,683
Sawit Sumbermas Sarana Tbk PT	1,444,000	81,522
Sentul City Tbk PT(a)	7,030,000	24,499
Sitara Propertindo Tbk PT(a)(d)	2,167,400	29,911
Sri Rejeki Isman Tbk PT	4,680,000	65,238
Sugih Energy Tbk PT(a)(d)	1,824,800	509
Summarecon Agung Tbk PT	2,617,800	153,264
Surya Citra Media Tbk PT	1,853,200	144,665
Timah Tbk PT	1,045,796	41,912
Tower Bersama Infrastructure Tbk PT	2,794,800	215,247
Tunas Baru Lampung Tbk PT	1,054,600	45,205
Waskita Beton Precast Tbk PT	3,746,800	48,573
Waskita Karya Persero Tbk PT	1,536,200	104,394
Security	Shares	Value

Indonesia (continued)
Wijaya Karya Persero Tbk PT	1,004,348	$131,253
		3,516,651
Malaysia — 3.1%
Aeon Co. M Bhd	243,000	79,559
AEON Credit Service M Bhd(b)	36,200	118,520
Alliance Bank Malaysia Bhd	275,700	151,095
Berjaya Sports Toto Bhd	266,700	158,818
Bermaz Auto Bhd	260,200	109,883
Bumi Armada Bhd(a)	780,500	58,329
Bursa Malaysia Bhd	169,150	221,119
Cahya Mata Sarawak Bhd	171,000	77,488
DRB-Hicom Bhd(b)	262,200	138,098
Ekovest Bhd	443,800	67,386
FGV Holdings Bhd(a)	500,500	135,367
Frontken Corp. Bhd	225,000	121,174
Globetronics Technology Bhd	195,066	96,260
Hengyuan Refining Co. Bhd(a)	39,400	33,558
Hibiscus Petroleum Bhd(a)	427,600	76,085
IGB REIT	542,600	252,312
Inari Amertron Bhd(b)	756,950	253,215
Kossan Rubber Industries	176,600	201,110
KPJ Healthcare Bhd	713,700	164,244
Magnum Bhd	257,600	147,287
Mah Sing Group Bhd	279,857	44,817
Malaysia Building Society Bhd	478,700	87,449
Malaysian Pacific Industries Bhd	29,500	76,427
Malaysian Resources Corp. Bhd	610,900	82,613
My EG Services Bhd(b)	581,400	154,488
Padini Holdings Bhd(b)	110,800	79,387
Pavilion REIT	201,300	85,965
Pentamaster Corp. Bhd(a)	117,500	127,954
Pos Malaysia Bhd(b)	147,700	39,947
Sapura Energy Bhd	1,994,000	87,518
Scientex Bhd(b)	90,000	192,171
Serba Dinamik Holdings Bhd	427,620	223,194
Sime Darby Property Bhd	737,000	135,510
SKP Resources Bhd	253,400	79,958
SP Setia Bhd Group	477,200	143,783
Sunway Bhd	602,374	252,954
Sunway Construction Group Bhd	190,020	84,303
Sunway REIT	482,100	217,317
Supermax Corp. Bhd	248,292	93,662
Syarikat Takaful Malaysia Keluarga Bhd	73,800	82,992
TIME dotCom Bhd	129,700	287,094
UMW Holdings Bhd(b)	98,600	73,921
Velesto Energy Bhd(a)	862,700	61,402
ViTrox Corp. Bhd	60,500	120,569
VS Industry Bhd(b)	450,425	136,784
WCT Holdings Bhd(a)	248,315	38,293
Yinson Holdings Bhd(b)	175,000	296,857
		6,048,236
Mexico — 2.8%
Banco del Bajio SA(c)	213,900	331,712
Bolsa Mexicana de Valores SAB de CV	131,600	276,409
Concentradora Fibra Danhos SA de CV	83,000	115,424
Concentradora Hipotecaria SAPI de CV(b)	143,400	133,212
Consorcio ARA SAB de CV	342,100	61,693
Controladora Vuela Cia. de Aviacion SAB de CV,
Class A(a)	200,700	203,371

C o n s o l i d a t e d S c h e d u l e o f I n v e s t m e n t s	55

Consolidated Schedule of Investments (unaudited) (continued)	iShares® MSCI Emerging Markets Small-Cap ETF
February 29, 2020	(Percentages shown are based on Net Assets)

Security	Shares	Value

Mexico (continued)
Corp Inmobiliaria Vesta SAB de CV	178,600	$281,751
Credito Real SAB de CV SOFOM ER	79,100	83,869
Genomma Lab Internacional SAB de CV, Class B(a)	209,100	210,404
Gentera SAB de CV	324,000	309,164
Grupo Aeromexico SAB de CV(a)	116,900	70,034
Grupo Aeroportuario del Centro Norte SAB de CV	98,700	644,505
Grupo Cementos de Chihuahua SAB de CV	52,300	258,851
Grupo Comercial Chedraui SA de CV	103,000	131,790
Grupo Herdez SAB de CV(b)	72,000	128,968
Hoteles City Express SAB de CV(a)(b)	133,400	81,874
La Comer SAB de CV(a)	153,900	181,448
Macquarie Mexico Real Estate Management SA de CV(c)	237,600	313,495
PLA Administradora Industrial S. de RL de CV(b)	240,500	360,085
Prologis Property Mexico SA de CV	107,200	225,160
Qualitas Controladora SAB de CV	54,000	229,868
Regional SAB de CV	70,500	389,706
Telesites SAB de CV(a)(b)	402,400	301,447
Unifin Financiera SAB de CV(b)	38,300	60,478
		5,384,718
Pakistan — 0.6%
Bank Alfalah Ltd.	207,850	63,194
Engro Corp. Ltd./Pakistan	101,930	204,717
Engro Fertilizers Ltd.	181,000	74,084
Fauji Fertilizer Co. Ltd.	161,000	107,878
Hub Power Co. Ltd. (The)(a)	240,904	140,797
Indus Motor Co. Ltd.	4,180	26,640
Lucky Cement Ltd.	45,350	143,510
Millat Tractors Ltd.	9,518	40,877
Nishat Mills Ltd.	57,164	37,759
Pakistan Oilfields Ltd.	33,800	80,737
Pakistan State Oil Co. Ltd.	60,008	64,013
Searle Co. Ltd. (The)	31,847	36,052
SUI Northern Gas Pipeline	62,700	26,909
United Bank Ltd./Pakistan	143,800	154,476
		1,201,643
Philippines — 0.9%
Alliance Global Group Inc.(a)	1,197,900	235,938
Bloomberry Resorts Corp.	1,179,900	188,645
Cebu Air Inc.	72,570	104,709
Cosco Capital Inc.	885,500	108,397
D&L Industries Inc.	881,800	124,896
DoubleDragon Properties Corp.(a)	247,110	82,410
Filinvest Land Inc.	3,347,000	80,761
First Gen Corp.	375,000	134,919
Manila Water Co. Inc.	372,800	86,006
Megawide Construction Corp.	191,500	47,560
Petron Corp.	1,017,200	67,048
Pilipinas Shell Petroleum Corp.	126,700	64,748
Semirara Mining & Power Corp.	297,600	113,260
Vista Land & Lifescapes Inc.	1,126,100	138,733
Wilcon Depot Inc.	502,300	178,355
		1,756,385
Poland — 1.0%
Alior Bank SA(a)	27,142	144,566
Asseco Poland SA	18,644	287,034
Budimex SA	3,422	151,194
Ciech SA(a)	8,253	73,263
Enea SA(a)	66,706	94,746
Energa SA(a)	60,540	107,792
Security	Shares	Value

Poland (continued)
Eurocash SA(b)	24,840	$114,161
Famur SA.	84,530	55,529
Grupa Azoty SA(a)	14,951	77,131
Jastrzebska Spolka Weglowa SA	14,485	49,708
KRUK SA	5,370	187,957
PKP Cargo SA	10,693	34,281
PLAY Communications SA(c)	33,386	258,945
Tauron Polska Energia SA(a)(b)	330,981	92,343
Warsaw Stock Exchange	8,913	85,904
		1,814,554
Qatar — 1.0%
Doha Bank QPSC	448,280	283,745
Gulf International Services QSC(a)	281,755	99,163
Gulf Warehousing Co.	113,770	143,093
Medicare Group	48,436	87,191
Qatar Aluminum Manufacturing Co.	795,380	133,023
Qatar Gas Transport Co. Ltd.	731,180	436,877
Qatar National Cement Co. QSC	61,050	69,373
Qatar Navigation QSC	173,437	265,457
United Development Co. QSC	528,751	174,409
Vodafone Qatar QSC	576,205	162,393
		1,854,724
Russia — 1.1%
Aeroflot PJSC	150,706	208,432
Credit Bank of Moscow PJSC	3,102,400	260,842
Detsky Mir PJSC(c)	135,500	225,430
LSR Group PJSC, GDR(f)	74,691	170,669
M.Video PJSC	21,850	157,404
Mechel PJSC, ADR(a)	33,104	77,463
Mosenergo PJSC	3,124,000	108,062
Rostelecom PJSC(a)	247,190	318,846
Safmar Financial Investment	21,600	163,671
Sistema PJSFC, GDR(f)	51,300	232,799
TMK PJSC, GDR(f)	33,268	99,305
Unipro PJSC	3,530,000	156,959
		2,179,882
Saudi Arabia — 2.7%
Abdullah Al Othaim Markets Co.	13,952	307,565
Al Hammadi Co. for Development and Investment(a)	21,096	134,061
Al Rajhi Co for Cooperative Insurance(a)	5,483	91,055
Aldrees Petroleum and Transport Services Co.	8,988	143,511
Arabian Cement Co./Saudi Arabia	14,974	134,513
Arriyadh Development Co.	31,082	135,381
City Cement Co.	33,099	150,342
Dallah Healthcare Co.	9,170	125,395
Eastern Province Cement Co.	14,125	130,651
Fawaz Abdulaziz Al Hokair & Co.(a)	22,451	169,063
Herfy Food Services Co.	6,890	86,687
Leejam Sports Co. JSC	8,481	167,970
Maharah Human Resources Co.	4,677	96,869
Mobile Telecommunications Co.(a)	76,154	205,432
Mouwasat Medical Services Co.	15,551	360,224
National Agriculture Development Co. (The)(a)	14,771	101,584
National Gas & Industrialization Co.	19,330	160,761
National Medical Care Co.	6,365	80,421
Qassim Cement Co. (The)	14,274	258,732
Saudi Chemical Co. Holding(a)	16,376	99,002
Saudi Pharmaceutical Industries & Medical
Appliances Corp.	20,879	155,834

56	2 0 2 0 I S h a r e s S e m i - A n n u a l R e p o r t t o S h a r e h o l d e r s

Consolidated Schedule of Investments (unaudited) (continued)	iShares® MSCI Emerging Markets Small-Cap ETF
February 29, 2020	(Percentages shown are based on Net Assets)

Security	Shares	Value

Saudi Arabia (continued)
Saudi Public Transport Co.(a)	21,831	$99,044
Saudi Real Estate Co.(a)	25,556	96,052
Saudi Research & Marketing Group(a)	11,476	213,215
Saudia Dairy & Foodstuff Co.	5,563	204,933
Seera Group Holding	50,963	268,977
Southern Province Cement Co.	19,678	313,149
United Electronics Co.	8,504	177,946
United International Transportation Co.	10,611	98,289
Yamama Cement Co.(a)	33,740	215,130
Yanbu Cement Co.	25,291	248,764
		5,230,552
South Africa — 4.1%
Adcock Ingram Holdings Ltd.	17,114	43,657
Advtech Ltd.	172,933	101,793
AECI Ltd.	34,781	230,399
African Rainbow Minerals Ltd.	31,624	274,377
Alexander Forbes Group Holdings Ltd.	289,752	86,383
Astral Foods Ltd.	11,687	139,443
Attacq Ltd.	187,060	109,990
AVI Ltd.	91,894	426,422
Barloworld Ltd.	60,708	312,773
Brait SE(a)(b)	268,376	110,889
Cashbuild Ltd.	6,562	67,574
City Lodge Hotels Ltd.(b)	12,332	38,333
Coronation Fund Managers Ltd.	63,030	157,580
Curro Holdings Ltd.	48,042	34,845
DataTec Ltd.	64,237	124,950
Dis-Chem Pharmacies Ltd.(c)	108,110	148,577
Emira Property Fund Ltd.	156,409	117,022
Equites Property Fund Ltd.	118,766	130,381
Famous Brands Ltd.(b)	24,448	83,299
Grindrod Ltd.	153,359	41,431
Harmony Gold Mining Co. Ltd.(a)	147,768	521,788
Hosken Consolidated Investments Ltd.	16,218	75,031
Hudaco Industries Ltd.	11,211	68,143
Hyprop Investments Ltd.(b)	68,697	194,892
Imperial Logistics Ltd.	47,264	136,641
Investec Property Fund Ltd.	101,705	74,607
JSE Ltd.	26,969	171,433
KAP Industrial Holdings Ltd.	839,964	155,910
Massmart Holdings Ltd.(b)	31,014	88,223
Motus Holdings Ltd.	49,308	228,807
Murray & Roberts Holdings Ltd.	44,682	26,074
Nampak Ltd.(a)	212,895	44,659
Netcare Ltd.	354,334	412,186
Oceana Group Ltd.	25,588	88,972
Omnia Holdings Ltd.(a)	49,836	79,229
Pioneer Foods Group Ltd.	36,373	251,951
PPC Ltd.(a)	504,222	47,437
Resilient REIT Ltd.	84,115	307,501
Reunert Ltd.	50,938	179,513
Royal Bafokeng Platinum Ltd.(a)	36,599	116,301
SA Corporate Real Estate Ltd.	631,085	83,441
Sappi Ltd.(a)	164,595	305,303
Steinhoff International Holdings NV(a)(b)	1,149,983	97,955
Stor-Age Property REIT Ltd.	80,718	66,190
Sun International Ltd./South Africa(a)	41,776	83,650
Super Group Ltd./South Africa(a)	115,776	156,831
Tongaat Hulett Ltd.(a)	45,086	9,286
Transaction Capital Ltd.	115,617	135,376
Security	Shares	Value

South Africa (continued)
Truworths International Ltd.	122,623	$350,218
Tsogo Sun Gaming Ltd.	151,243	88,161
Tsogo Sun Hotels Ltd.(a)	170,377	32,599
Vukile Property Fund Ltd.	235,347	219,317
Wilson Bayly Holmes-Ovcon Ltd.	15,984	100,365
Zeder Investments Ltd.	317,829	85,662
		7,863,770
South Korea — 14.6%
ABLBio Inc.(a)	7,893	112,757
Advanced Process Systems Corp.(a)	4,027	88,531
Aekyung Industrial Co. Ltd.	2,203	47,162
AfreecaTV Co. Ltd.	2,671	119,860
Ahnlab Inc.(b)	2,314	102,125
AK Holdings Inc.	1,824	36,120
Alteogen Inc.(a)(b)	2,756	196,290
Amicogen Inc.(a)	5,126	92,222
Ananti Inc.(a)	9,502	53,593
Anterogen Co. Ltd.(a)	1,805	48,153
Asiana Airlines Inc.(a)	36,018	120,554
BGF Co. Ltd.	14,994	55,741
BH Co. Ltd.(a)(b)	7,167	104,746
Binex Co. Ltd.(a)	10,927	63,070
Binggrae Co. Ltd.(a)	2,486	109,920
Boryung Pharmaceutical Co. Ltd.	7,287	71,400
Bukwang Pharmaceutical Co. Ltd.	13,987	144,534
Cafe24 Corp.(a)	2,097	59,051
Caregen Co. Ltd.(a)(d)	2,119	103,547
Celltrion Pharm Inc.(a)	5,215	171,329
Chabiotech Co. Ltd.(a)	13,033	133,066
Chong Kun Dang Pharmaceutical Corp.(a)	2,492	177,282
CJ CGV Co. Ltd.(a)	4,272	83,013
CMG Pharmaceutical Co. Ltd.(a)	34,203	100,680
Com2uSCorp.	3,144	252,659
Cosmax Inc.	2,213	136,843
CrystalGenomics Inc.(a)	12,889	115,147
Cuckoo Homesys Co. Ltd.(a)	2,432	75,894
Dae Hwa Pharmaceutical Co. Ltd.(b)	6,175	49,929
Daea TI Co. Ltd.(b)	19,901	66,036
Daeduck Electronics Co.(b)	17,629	136,010
Daesang Corp.(a)	6,979	112,629
Daewoong Co. Ltd.	8,384	70,068
Daewoong Pharmaceutical Co. Ltd.	1,492	128,991
Daishin Securities Co. Ltd.(a)	12,343	95,532
Daou Technology Inc.	9,083	119,661
DB HiTek Co. Ltd.	11,323	221,892
Dentium Co. Ltd.(a)	2,534	87,422
DGB Financial Group Inc.	48,546	224,243
DIO Corp.(a)	3,675	100,310
Dong-A Socio Holdings Co. Ltd.	1,344	94,727
Dong-A ST Co. Ltd.	1,855	136,089
Dongjin Semichem Co. Ltd.(a)	10,535	127,947
DongKook Pharmaceutical Co. Ltd.	1,635	112,545
Dongkuk Steel Mill Co. Ltd.(a)	20,972	80,814
Dongsuh Cos. Inc.	10,523	135,599
Dongsung Pharmaceutical Co. Ltd.(a)	6,216	62,186
Dongwon F&B Co. Ltd.	355	61,529
Dongwon Industries Co. Ltd.	570	91,988
Doosan Heavy Industries & Construction Co. Ltd.(a)	37,408	154,314
Doosan Infracore Co. Ltd.(a)	45,485	157,297
DoubleUGames Co. Ltd.	2,967	100,407

C o n s o l i d a t e d S c h e d u l e o f I n v e s t m e n t s	57

Consolidated Schedule of Investments (unaudited) (continued)	iShares® MSCI Emerging Markets Small-Cap ETF
February 29, 2020	(Percentages shown are based on Net Assets)

Security	Shares	Value

South Korea (continued)
Douzone Bizon Co. Ltd.(b)	5,957	$421,821
Duk San Neolux Co. Ltd.(a)	4,390	119,464
Easy Bio Inc.(a)(b)	15,519	56,863
Ecopro BM Co. Ltd.	2,365	158,316
Ecopro Co. Ltd.	6,367	119,267
Enzychem Lifesciences Corp.(a)	2,228	104,567
Eo Technics Co Ltd.(a)	2,756	200,601
Eugene Corp.	19,249	60,069
Eutilex Co. Ltd.(a)	1,090	44,874
F&F Co. Ltd.	1,889	147,138
Feelux Co. Ltd.(a)(b)	17,996	77,644
Foosung Co. Ltd.	16,880	99,515
GemVax & Kael Co. Ltd.(a)	10,151	229,850
Genexine Co. Ltd.(a)	4,286	210,330
Grand Korea Leisure Co. Ltd.	9,921	137,236
Green Cross Cell Corp.	1,918	54,168
Green Cross Corp./South Korea	1,868	174,572
Green Cross Holdings Corp.	7,273	105,098
Green Cross LabCell Corp.	2,366	55,911
GS Home Shopping Inc.	1,155	117,925
G-treeBNT Co. Ltd.(a)(b)	6,704	129,719
Halla Holdings Corp.	2,774	80,742
Hana Tour Service Inc.	3,398	118,349
Hanall Biopharma Co. Ltd.(a)	8,692	167,828
Handsome Co. Ltd.	4,657	93,945
Hanil Cement Co. Ltd./New	772	46,148
Hanjin Kal Corp.(a)(b)	10,533	582,806
Hanjin Transportation Co. Ltd.(a)	2,482	63,148
Hankook Technology Group Co. Ltd.	9,770	98,545
Hansae Co. Ltd.	6,557	73,425
Hansol Chemical Co. Ltd.	2,984	228,008
Hanssem Co. Ltd.	3,332	175,585
Hanwha Aerospace Co. Ltd.(a)	11,195	253,489
Hanwha General Insurance Co. Ltd.(a)	21,200	38,490
Hanwha Investment & Securities Co. Ltd.(a)	47,690	68,914
Harim Holdings Co. Ltd.	13,726	79,791
HDC Holdings Co. Ltd.	12,169	91,280
Hite Jinro Co. Ltd.(a)(b)	10,053	220,181
HLB Life Science Co. Ltd.(a)	11,748	216,194
HS Industries Co. Ltd.(a)	17,038	152,914
Huchems Fine Chemical Corp.	6,582	99,719
Hugel Inc.(a)	997	307,761
Huons Co. Ltd.	2,112	76,429
Huons Global Co. Ltd.	2,618	60,573
Hwaseung Enterprise Co. Ltd.(a)	6,562	81,046
Hyosung Advanced Materials Corp.(a)	918	62,283
Hyosung Chemical Corp.	724	61,998
Hyosung Corp.	2,816	160,682
Hyosung Heavy Industries Corp.(a)	2,046	33,272
Hyosung TNC Co. Ltd.	862	104,689
Hyundai Bioscience Co. Ltd.(a)	10,592	95,062
Hyundai Construction Equipment Co. Ltd.(a)(b)	3,992	67,382
Hyundai Electric & Energy System Co. Ltd.(a)	5,936	42,180
Hyundai Elevator Co. Ltd.(a)	4,951	219,320
Hyundai Greenfood Co. Ltd.	15,770	112,318
Hyundai Home Shopping Network Corp.	1,942	118,647
Hyundai Livart Furniture Co. Ltd.	5,635	43,196
Hyundai Merchant Marine Co. Ltd.(a)	85,100	228,078
Hyundai Mipo Dockyard Co. Ltd.	7,074	211,142
Hyundai Rotem Co. Ltd.(a)	14,167	153,976
Security	Shares	Value

South Korea (continued)
Hyundai Wia Corp.	5,074	$160,638
Iljin Materials Co. Ltd.(a)	6,923	264,208
Ilyang Pharmaceutical Co. Ltd.	5,318	90,202
InBody Co. Ltd.(a)	4,860	77,832
Innocean Worldwide Inc.	2,729	152,123
Innox Advanced Materials Co. Ltd.(a)	2,322	79,822
Inscobee Inc.(a)(b)	27,913	63,548
iNtRON Biotechnology Inc.(a)	9,219	81,980
IS Dongseo Co. Ltd.	5,530	122,029
JB Financial Group Co. Ltd.	41,248	170,154
Jeil Pharmaceutical Co. Ltd.	2,003	45,849
Jejuair Co. Ltd.(a)	2,661	44,040
Jin Air Co. Ltd.(a)	4,543	45,449
JW Pharmaceutical Corp.	4,902	98,080
JYP Entertainment Corp.	8,142	141,789
KEPCO Engineering & Construction Co. Inc.(a)	4,581	68,083
KEPCO Plant Service & Engineering Co. Ltd.(a)	6,651	182,088
Kginicis Co. Ltd.	7,510	123,054
KIWOOM Securities Co. Ltd.(a)	3,597	195,769
Koh Young Technology Inc.(a)	3,348	262,988
Kolmar Korea Co. Ltd.(a)	4,400	148,357
Kolmar Korea Holdings Co. Ltd.(a)	4,076	72,995
Kolon Corp.	2,692	31,364
Kolon Industries Inc.	5,775	159,056
Komipharm International Co. Ltd.(a)(b)	12,013	196,343
Korea Electric Terminal Co. Ltd.	1,754	46,576
Korea Line Corp.(a)	4,370	60,809
Korea Petrochemical Ind. Co Ltd.	1,111	78,305
Korea REIT Co. Ltd.	68,642	108,516
Korean Reinsurance Co.	29,156	195,654
KT Skylife Co. Ltd.	10,470	63,449
Kuk-Il Paper Manufacturing Co. Ltd.(a)(b)	26,760	108,737
Kumho Tire Co. Inc.(a)	35,152	106,078
Kyung Dong Navien Co. Ltd.	2,188	66,838
L&F Co. Ltd.(b)	4,472	79,903
LEENO Industrial Inc.	3,220	214,225
LegoChem Biosciences Inc.(a)	2,703	99,930
LF Corp.	7,129	73,667
LG Hausys Ltd.	2,470	92,943
LG International Corp.	9,975	92,399
LIG Nex1 Co. Ltd.(b)	2,894	62,074
Lock&Lock Co. Ltd.(a)	7,220	72,824
Lotte Chilsung Beverage Co. Ltd.(a)	1,179	109,212
LOTTE Fine Chemical Co. Ltd.	6,159	168,365
LOTTE Himart Co. Ltd.	2,967	51,547
Lotte Tour Development Co. Ltd.(a)	5,436	46,773
LS Corp.	5,595	166,076
LS Industrial Systems Co. Ltd.	4,439	159,358
Maeil Dairies Co. Ltd.(a)	1,522	100,882
Mando Corp.	9,788	240,167
Mcnex Co. Ltd.	4,061	109,007
Medipost Co. Ltd.(a)	5,194	118,463
MeereCo. Inc.	1,701	35,855
MegaStudyEdu Co. Ltd.(a)	2,717	93,177
Meritz Financial Group Inc.	14,603	122,644
Meritz Fire & Marine Insurance Co. Ltd.	15,030	181,919
Mezzion Pharma Co. Ltd.(a)(b)	2,020	232,520
Mirae Asset Life Insurance Co. Ltd.	28,556	93,815
Mirae Asset Maps Asia Pacific Real Estate 1 Investment	27,764	106,530
Modetour Network Inc.(a)	5,959	69,428

58	2 0 2 0 I S h a r e s S e m i - A n n u a l R e p o r t t o S h a r e h o l d e r s

Consolidated Schedule of Investments (unaudited) (continued)	iShares® MSCI Emerging Markets Small-Cap ETF
February 29, 2020	(Percentages shown are based on Net Assets)

Security	Shares	Value

South Korea (continued)
Muhak Co. Ltd.(a)	6,556	$33,252
Namhae Chemical Corp.(a)	8,291	47,377
Naturecell Co. Ltd.(a)	15,593	93,211
NEPES Corp.(a)(b)	5,417	130,240
Nexen Tire Corp.(a)	12,327	65,162
NHN Corp.(a)	3,211	184,279
NHN KCP Corp.	4,644	113,758
NICE Holdings Co. Ltd.(a)	7,767	131,742
NICE Information Service Co. Ltd.(a)	10,866	139,572
NKMax Co. Ltd.(a)	11,357	88,088
NongShim Co. Ltd.	983	213,678
Orion Holdings Corp.	8,556	100,389
Oscotec Inc.(a)	6,506	108,478
Osstem Implant Co. Ltd.(a)	3,802	101,741
Paradise Co. Ltd.	15,298	206,577
Partron Co. Ltd.	12,045	88,763
Pharmicell Co. Ltd.(a)(b)	18,072	115,173
Poongsan Corp.	6,195	104,058
Posco ICT Co. Ltd.	22,820	83,802
RFHIC Corp.	4,087	100,114
S&T Motiv Co. Ltd.	2,859	92,397
Sam Chun Dang Pharm Co. Ltd.	4,410	143,429
Samjin Pharmaceutical Co. Ltd.	4,187	78,258
Samwha Capacitor Co. Ltd.(b)	2,473	118,916
Samyang Corp.	1,927	60,214
Samyang Foods Co. Ltd.	1,546	108,837
Samyang Holdings Corp.	1,338	54,148
Sangsangin Co. Ltd.	13,165	84,009
Seegene Inc.(a)	5,962	179,179
Seojin System Co. Ltd.(a)	4,467	94,158
Seoul Semiconductor Co. Ltd.(a)	11,960	147,223
SFA Engineering Corp.	5,829	176,382
SFA Semicon Co. Ltd.(a)	27,078	124,409
Shinsegae International Inc.	766	115,736
Silicon Works Co. Ltd.	3,747	101,658
SillaJen Inc.(a)(b)	19,774	180,726
SK Chemicals Co. Ltd.	2,414	114,290
SK Discovery Co. Ltd.	3,811	67,779
SK Gas Ltd.	1,091	69,709
SK Materials Co. Ltd.	1,499	182,669
SK Networks Co. Ltd.	44,735	159,492
SKC Co. Ltd.	6,354	268,914
SKCKOLONPI Inc.	4,883	134,690
SL Corp.(a)	4,412	54,492
SM Entertainment Co. Ltd.(a)	6,000	140,552
Songwon Industrial Co. Ltd.	5,225	47,969
Soulbrain Co. Ltd.	2,868	204,267
SPC Samlip Co. Ltd.(a)	760	42,114
STCUBE(a)(b)	7,362	59,648
Taekwang Industrial Co. Ltd.(a)	162	107,511
Taeyoung Engineering & Construction Co. Ltd.	12,186	129,436
Taihan Fiberoptics Co. Ltd.(a)	21,581	49,666
Telcon RF Pharmaceutical Inc.(a)	24,399	89,902
Theragen Etex Co. Ltd.(a)	9,448	56,245
Tokai Carbon Korea Co. Ltd.	1,733	94,605
Tongyang Inc.(a)	68,813	79,040
Tongyang Life Insurance Co. Ltd.	15,987	42,255
Toptec Co. Ltd.	6,911	55,481
Vieworks Co. Ltd.	2,639	65,405
Webzen Inc.(a)	6,083	72,625
Security	Shares	Value

South Korea (continued)
Wemade Co. Ltd.	3,104	$77,185
WONIK IPS Co. Ltd.(a)	8,836	226,629
YG Entertainment Inc.(a)	3,147	78,513
Young Poong Corp.(a)	193	94,394
Youngone Corp.	7,896	204,795
Yuanta Securities Korea Co. Ltd.(a)	36,212	69,919
Yungjin Pharmaceutical Co. Ltd.(a)	30,951	127,678
Yuyang DNU Co. Ltd.(a)	17,648	25,211
		28,026,655
Taiwan — 21.1%
AcBel Polytech Inc.	160,000	123,384
A-DATA Technology Co. Ltd.	66,000	146,475
Advanced Ceramic X Corp.	13,000	127,083
Advanced Wireless Semiconductor Co.	42,000	124,837
AmTRAN Technology Co. Ltd.(a)	431,312	131,475
Arcadyan Technology Corp.	38,541	100,173
Ardentec Corp.	134,000	116,832
Asia Optical Co. Inc.	69,000	190,733
Asia Pacific Telecom Co. Ltd.(a)	549,910	134,029
Asia Vital Components Co. Ltd.	101,000	110,074
ASMedia Technology Inc.	8,000	205,816
ASPEED Technology Inc.	9,000	281,180
AURAS Technology Co. Ltd.	19,000	101,025
BES Engineering Corp.	437,000	102,324
Bizlink Holding Inc.	32,770	207,251
Brighton-Best International Taiwan Inc.	174,000	163,487
Capital Securities Corp.	576,530	187,547
Career Technology MFG. Co. Ltd.	118,990	125,358
Casetek Holdings Ltd.	43,816	60,053
Cathay Real Estate Development Co. Ltd.	169,300	118,814
Center Laboratories Inc.	92,474	158,198
Century Iron & Steel Industrial Co. Ltd.	42,000	102,089
Charoen Pokphand Enterprise	55,000	112,981
Cheng Loong Corp.	266,000	207,761
Cheng Uei Precision Industry Co. Ltd.	112,000	137,598
Chicony Power Technology Co. Ltd.	58,000	112,822
Chilisin Electronics Corp.	59,459	210,113
China Bills Finance Corp.	292,000	147,063
China General Plastics Corp.	141,966	91,192
China Man-Made Fiber Corp.	484,223	116,260
China Motor Corp.	92,200	107,183
China Petrochemical Development Corp.	1,047,600	280,241
China Steel Chemical Corp.	69,000	268,895
Chin-Poon Industrial Co. Ltd.	105,000	103,857
Chipbond Technology Corp.	167,000	322,644
ChipMOS Technologies Inc.	173,000	168,261
Chlitina Holding Ltd.	13,000	80,071
Chong Hong Construction Co. Ltd.	56,424	152,429
Chroma ATE Inc.	104,000	487,723
Chung Hung Steel Corp.	355,000	106,220
Chunghwa Precision Test Tech Co. Ltd.	6,000	160,505
Cleanaway Co. Ltd.	31,000	162,783
Clevo Co.	133,000	134,627
CMC Magnetics Corp.(a)	322,238	85,137
Compeq Manufacturing Co. Ltd.	305,000	392,840
Concraft Holding Co. Ltd.	19,869	87,929
Coretronic Corp.	118,400	144,288
CSBC Corp. Taiwan(a)	81,455	62,141
CTCI Corp.	154,000	188,180
Cub Elecparts Inc.	17,992	120,028

C o n s o l i d a t e d S c h e d u l e o f I n v e s t m e n t s	59

Consolidated Schedule of Investments (unaudited) (continued)	iShares® MSCI Emerging Markets Small-Cap ETF
February 29, 2020	(Percentages shown are based on Net Assets)

Security	Shares	Value

Taiwan (continued)
Darfon Electronics Corp.	66,000	$82,283
Darwin Precisions Corp.	114,000	49,509
E Ink Holdings Inc.	258,000	263,287
Egis Technology Inc.	18,000	127,809
Elan Microelectronics Corp.	85,000	235,803
Elite Material Co. Ltd.	81,000	321,009
Elite Semiconductor Memory Technology Inc.	102,000	115,712
eMemory Technology Inc.	21,000	219,158
Ennoconn Corp.	15,372	110,926
Epistar Corp.	313,000	301,841
Eternal Materials Co. Ltd.	334,399	297,629
Everlight Electronics Co. Ltd.	118,000	123,146
Far Eastern Department Stores Ltd.	309,000	247,469
Far Eastern International Bank	676,518	263,641
Faraday Technology Corp.	67,000	97,470
Farglory Land Development Co. Ltd.	77,000	96,252
Feng Hsin Steel Co. Ltd.	160,000	286,927
Firich Enterprises Co. Ltd.	82,155	84,653
FLEXium Interconnect Inc.	89,418	335,175
Formosa Sumco Technology Corp.	24,000	110,966
Foxsemicon Integrated Technology Inc.	19,200	105,893
Fulgent Sun International Holding Co. Ltd.	31,000	108,522
General Interface Solution Holding Ltd.	71,000	230,261
Genius Electronic Optical Co. Ltd.	21,585	359,994
Getac Technology Corp.	118,000	190,175
Gigabyte Technology Co. Ltd.	156,000	268,419
Ginko International Co. Ltd.	10,000	58,125
Global Unichip Corp.	24,000	177,546
Goldsun Building Materials Co. Ltd.	332,000	141,990
Gourmet Master Co. Ltd.	23,821	74,344
Grand Pacific Petrochemical(a)	285,000	155,303
Grape King Bio Ltd.	37,000	268,829
Great Wall Enterprise Co. Ltd.	197,789	263,244
Greatek Electronics Inc.	108,000	168,352
Hannstar Board Corp.	91,000	108,192
HannStar Display Corp.	771,320	167,869
Holtek Semiconductor Inc.	53,000	114,824
Holy Stone Enterprise Co. Ltd.	41,050	136,926
Hota Industrial Manufacturing Co. Ltd.	62,192	237,229
Hsin Kuang Steel Co. Ltd.	100,000	96,600
HTC Corp.	212,000	245,050
Huaku Development Co. Ltd.	76,080	217,088
Hung Sheng Construction Ltd.	163,520	111,517
IBF Financial Holdings Co. Ltd.	689,869	258,591
International CSRC Investment Holdings Co.	203,945	182,530
International Games System Co. Ltd.	19,000	382,767
ITEQ Corp.	54,600	258,759
Jentech Precision Industrial Co. Ltd.	24,000	165,657
Jih Sun Financial Holdings Co. Ltd.	388,444	128,030
Johnson Health Tech Co. Ltd.	30,000	69,948
Kenda Rubber Industrial Co. Ltd.	183,341	170,447
Kindom Development Co. Ltd.	97,000	83,931
King Slide Works Co. Ltd.	18,000	207,170
King Yuan Electronics Co. Ltd.	317,000	342,864
King's Town Bank Co. Ltd.	256,000	310,705
Kinpo Electronics	438,000	192,388
Kinsus Interconnect Technology Corp.	79,000	134,626
LandMark Optoelectronics Corp.	21,400	187,995
Lealea Enterprise Co. Ltd.	330,590	96,296
Lien Hwa Industrial Holdings Corp.	253,068	317,594
Security	Shares	Value

Taiwan (continued)
Longchen Paper & Packaging Co. Ltd.	206,456	$124,094
Lotes Co. Ltd.	21,968	214,750
Lotus Pharmaceutical Co. Ltd.(a)	27,000	77,577
Lung Yen Life Service Corp.	79,000	158,368
Machvision Inc.	10,000	120,213
Macronix International	546,000	595,056
Makalot Industrial Co. Ltd.	58,036	284,626
Mercuries & Associates Holding Ltd.	121,436	87,228
Mercuries Life Insurance Co. Ltd.(a)	358,246	137,835
Merida Industry Co. Ltd.	67,000	327,482
Merry Electronics Co. Ltd.	54,224	251,605
Mitac Holdings Corp.	244,985	275,491
momo.com Inc.	14,000	163,444
Nan Kang Rubber Tire Co. Ltd.	133,000	188,215
Nan Ya Printed Circuit Board Corp.	68,000	119,024
OBI Pharma Inc.(a)	43,184	162,584
On-Bright Electronics Inc.	11,000	80,649
Oriental Union Chemical Corp.	190,000	125,184
Pan Jit International Inc.	93,900	75,357
Pan-International Industrial Corp.	151,722	98,210
Parade Technologies Ltd.	21,000	463,284
PChome Online Inc.(a)	29,305	103,072
PharmaEngine Inc.	32,756	66,205
PharmaEssentia Corp.(a)	50,000	166,780
Pharmally International Holding Co. Ltd.	21,603	148,398
Pixart Imaging Inc.	39,635	244,123
Poya International Co. Ltd.	17,453	274,941
President Securities Corp.	273,741	124,759
Primax Electronics Ltd.	109,000	176,210
Prince Housing & Development Corp.	477,917	169,673
Qisda Corp.	442,000	273,700
Radiant Opto-Electronics Corp.	131,000	424,849
Radium Life Tech Co. Ltd.	247,341	82,503
Rexon Industrial Corp. Ltd.	40,000	75,034
RichWave Technology Corp.	15,000	78,271
Ritek Corp.(a)	548,218	96,682
Roo Hsing Co. Ltd.(a)	174,000	57,752
Run Long Construction Co. Ltd.	65,000	128,585
Sanyang Motor Co. Ltd.	226,820	153,563
ScinoPharm Taiwan Ltd.	92,708	86,953
SDI Corp.	33,000	64,410
Sercomm Corp.	67,000	163,299
Shin Zu Shing Co. Ltd.	45,000	206,575
Shinkong Synthetic Fibers Corp.	419,135	169,567
Sigurd Microelectronics Corp.	125,124	140,911
Silergy Corp.	21,000	703,942
Simplo Technology Co. Ltd.	49,600	464,393
Sinbon Electronics Co. Ltd.	66,000	285,540
Sino-American Silicon Products Inc.	149,000	516,686
Sinyi Realty Inc.	89,778	85,688
Sitronix Technology Corp.	33,000	156,938
Soft-World International Corp.	32,140	84,597
Sporton International Inc.	22,330	154,867
St. Shine Optical Co. Ltd.	14,000	182,632
Sunny Friend Environmental Technology Co. Ltd.	20,000	164,798
Supreme Electronics Co. Ltd.	133,000	136,824
TA Chen Stainless Pipe	257,188	262,458
Taichung Commercial Bank Co. Ltd.	891,156	363,473
TaiDoc Technology Corp.	17,000	86,742
TaiMed Biologics Inc.(a)	55,000	161,661

60	2 0 2 0 I S h a r e s S e m i - A n n u a l R e p o r t t o S h a r e h o l d e r s

Consolidated Schedule of Investments (unaudited) (continued)	iShares® MSCI Emerging Markets Small-Cap ETF
February 29, 2020	(Percentages shown are based on Net Assets)

Security	Shares	Value

Taiwan (continued)
Tainan Spinning Co. Ltd.	475,190	$156,935
Taiwan Cogeneration Corp.	137,000	153,155
Taiwan Fertilizer Co. Ltd.	235,000	372,529
Taiwan Glass Industry Corp.	427,000	143,135
Taiwan Hon Chuan Enterprise Co. Ltd.	90,004	175,671
Taiwan Paiho Ltd.	75,050	172,757
Taiwan Secom Co. Ltd.	88,450	257,935
Taiwan Semiconductor Co. Ltd.	66,000	95,689
Taiwan Shin Kong Security Co. Ltd.	72,640	91,281
Taiwan Styrene Monomer	196,000	119,751
Taiwan Surface Mounting Technology Corp.	76,000	234,178
Taiwan TEA Corp.	291,000	151,845
Taiwan Union Technology Corp.	68,000	298,684
TCI Co. Ltd.	26,528	190,115
Teco Electric and Machinery Co. Ltd.	561,000	495,608
Test Research Inc.	52,000	87,584
Ton Yi Industrial Corp.	380,000	134,282
Tong Hsing Electronic Industries Ltd.	45,000	225,152
Tong Yang Industry Co. Ltd.	113,133	145,529
Topco Scientific Co. Ltd.	56,000	192,341
TPK Holding Co. Ltd.(a)	95,000	140,714
Transcend Information Inc.	62,000	159,917
Tripod Technology Corp.	123,000	446,837
TSRC Corp.	222,000	157,265
TTY Biopharm Co. Ltd.	68,450	176,779
Tung Ho Steel Enterprise Corp.	346,000	257,105
TXC Corp.	89,000	139,469
U-Ming Marine Transport Corp.	146,000	141,277
Unimicron Technology Corp.	384,000	507,274
Union Bank of Taiwan(a)	514,530	186,920
Unitech Printed Circuit Board Corp.	164,420	148,784
United Integrated Services Co. Ltd.	45,400	275,133
United Renewable Energy Co. Ltd.(a)	655,879	151,409
UPC Technology Corp.	349,741	115,042
USI Corp.	382,070	150,786
Visual Photonics Epitaxy Co. Ltd.	47,425	153,335
Voltronic Power Technology Corp.	17,080	396,547
Wafer Works Corp.	145,681	164,303
Wah Lee Industrial Corp.	85,000	153,833
Walsin Lihwa Corp.	788,000	363,038
Wistron NeWeb Corp.	85,481	194,792
WT Microelectronics Co. Ltd.	96,757	122,067
XinTec Inc.(a)	52,000	152,671
Xxentria Technology Materials Corp.	67,000	137,631
Yang Ming Marine Transport Corp.(a)	380,820	87,157
YFY Inc.	508,000	233,201
Yieh Phui Enterprise Co. Ltd.	459,797	137,729
Yulon Finance Corp.	42,800	151,244
Yulon Motor Co. Ltd.	264,000	177,863
YungShin Global Holding Corp.	85,200	124,088
Yungtay Engineering Co. Ltd.	62,000	120,808
		40,674,768
Thailand — 3.5%
AEON Thana Sinsap Thailand PCL, NVDR	25,800	113,240
Amata Corp. PCL, NVDR	270,600	124,345
AP Thailand PCL, NVDR	822,800	159,058
Asia Aviation PCL, NVDR(a)(b)	1,320,500	53,983
Bangchak Corp. PCL, NVDR(b)	340,800	259,204
Bangkok Airways PCL, NVDR	402,400	59,426
Bangkok Chain Hospital PCL, NVDR	437,200	181,503
Security	Shares	Value

Thailand (continued)
Bangkok Land PCL, NVDR	5,602,600	$182,877
Bangkok Life Assurance PCL, NVDR	174,200	85,568
Beauty Community PCL, NVDR(b)	741,200	44,629
Central Plaza Hotel PCL, NVDR	142,500	81,287
CH Karnchang PCL, NVDR(b)	369,500	220,143
Chularat Hospital PCL, NVDR(b)	1,995,800	158,121
CK Power PCL, NVDR	798,100	95,605
Com7 PCL, NVDR	210,800	148,305
Eastern Polymer Group PCL, NVDR	412,900	52,864
Eastern Water Resources Development and Management
PCL, NVDR	374,600	127,023
Esso Thailand PCL, NVDR	352,000	66,931
GFPT PCL, NVDR	212,300	71,989
Gunkul Engineering PCL, NVDR(b)	1,568,899	122,310
Hana Microelectronics PCL, NVDR	190,100	201,817
Italian-Thai Development PCL, NVDR	1,617,700	59,469
Jasmine International PCL, NVDR	1,147,200	175,961
KCE Electronics PCL, NVDR	233,300	163,395
Khon Kaen Sugar Industry PCL, NVDR	933,930	62,745
Kiatnakin Bank PCL, NVDR	96,332	190,039
LPN Development PCL, NVDR	557,500	74,204
Major Cineplex Group PCL, NVDR(b)	234,000	140,155
MBK PCL, NVDR	405,900	228,966
Mega Lifesciences PCL, NVDR	134,700	106,718
Plan B Media PCL, NVDR	741,500	119,843
Pruksa Holding PCL, NVDR	236,600	107,222
PTG Energy PCL, NVDR.	232,500	103,890
Quality Houses PCL, NVDR	3,116,267	223,190
Sansiri PCL, NVDR(b)	5,135,400	115,548
Siam Global House PCL, NVDR(b)	483,679	211,528
Siamgas & Petrochemicals PCL, NVDR	296,800	74,306
Sino-Thai Engineering & Construction PCL, NVDR	314,528	148,517
Sri Trang Agro-Industry PCL, NVDR	314,980	117,787
Star Petroleum Refining PCL, NVS(b)	484,500	121,298
Supalai PCL, NVDR	519,800	266,860
Super Energy Corp. PCL, NVDR	4,900,800	60,571
Taokaenoi Food & Marketing PCL, Class R, NVDR(b)	197,900	49,859
Thai Airways International PCL, NVDR(a)(b)	329,100	40,675
Thai Vegetable Oil PCL, NVDR(b)	211,400	184,234
Thanachart Capital PCL, NVDR	110,300	184,387
Thonburi Healthcare Group PCL, NVDR	186,600	133,053
Tipco Asphalt PCL, NVDR	221,000	131,668
TTW PCL, NVDR(b)	550,700	242,584
U City PCL, NVDR(a)(b).	1,250,600	48,748
WHA Corp. PCL, NVDR	2,839,500	246,561
Workpoint Entertainment PCL, NVDR	81,200	22,388
		6,766,597
Turkey — 1.3%
Aygaz AS	27,730	50,586
Coca-Cola Icecek AS	24,878	179,541
Dogan Sirketler Grubu Holding AS	342,076	94,151
Emlak Konut Gayrimenkul Yatirim Ortakligi AS	626,465	139,342
Enerjisa Enerji AS(c)	94,543	117,852
Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS,
Class D(b)	341,583	142,116
Koza Altin Isletmeleri AS(a)	14,782	172,674
Koza Anadolu Metal Madencilik Isletmeleri AS(a)	65,036	117,599
Mavi Giyim Sanayi Ve Ticaret AS, Class B(a)(c)	13,692	117,218
MLP Saglik Hizmetleri AS(a)(b)(c)	28,407	67,685
Otokar Otomotiv Ve Savunma Sanayi AS	4,322	104,432

C o n s o l i d a t e d S c h e d u l e o f I n v e s t m e n t s	61

Consolidated Schedule of Investments (unaudited) (continued)	iShares® MSCI Emerging Markets Small-Cap ETF
February 29, 2020	(Percentages shown are based on Net Assets)

Security	Shares	Value

Turkey (continued)
Pegasus Hava Tasimaciligi AS(a)(b)	11,799	$101,956
Petkim Petrokimya Holding AS(a)(b)	341,228	198,755
Sasa Polyester Sanayi AS	54,297	75,764
Soda Sanayii AS	141,095	130,726
Tekfen Holding AS	65,404	155,419
Trakya Cam Sanayii AS	190,670	101,906
Turkiye Halk Bankasi AS(a)	193,128	184,807
Ulker Biskuvi Sanayi AS(a)	52,966	173,580
		2,426,109
United Arab Emirates — 0.7%
Air Arabia PJSC(a)	854,789	325,820
Amanat Holdings PJSC	529,062	114,948
Arabtec Holding PJSC	237,882	48,251
Dana Gas PJSC	1,199,770	285,823
Drake & Scull International PJSC(a)(d)	241,185	18,137
Dubai Financial Market PJSC(a)	639,700	153,267
Dubai Investments PJSC	692,880	239,581
DXB Entertainments PJSC(a)	1,709,562	82,851
		1,268,678

Total Common Stocks — 97.5%
(Cost: $200,374,866)		187,672,691

Preferred Stocks

Brazil — 2.1%
Alpargatas SA, Preference Shares, NVS	61,950	433,079
Azul SA, Preference Shares, NVS	83,500	822,480
Banco ABC Brasil SA, Preference Shares, NVS	25,269	111,905
Banco do Estado do Rio Grande do Sul SA, Class B,
Preference Shares, NVS	59,800	240,570
Bradespar SA, Preference Shares, NVS	66,600	492,896
Cia. de Saneamento do Parana, Preference Shares, NVS	27,300	119,810
Cia. Energetica de Sao Paulo, Class B, Preference
Shares, NVS	57,000	411,867
Cia. Paranaense de Energia, Preference Shares, NVS	30,400	483,190
Gol Linhas Aereas Inteligentes SA, Preference
Shares, NVS	30,900	175,333
Marcopolo SA, Preference Shares, NVS	161,569	175,476
Security	Shares	Value

Brazil (continued)
Metalurgica Gerdau SA, Preference Shares, NVS	219,900	$387,487
Randon SA Implemetos e Participacoes, Preference
Shares, NVS	53,725	139,086
Unipar Carbocloro SA, Preference Shares, NVS	15,483	91,972
		4,085,151
Colombia — 0.0%
Avianca Holdings SA, Preference Shares, NVS	114,677	53,022

Total Preferred Stocks — 2.1%
(Cost: $2,909,587)		4,138,173

Short-Term Investments

Money Market Funds — 5.5%
BlackRock Cash Funds: Institutional, SL Agency Shares, 1.74%(g)(h)(i)	10,543,814	10,551,195

Total Short-Term Investments — 5.5%
(Cost: $10,544,983)		10,551,195

Total Investments in Securities — 105.1%
(Cost: $213,829,436)		202,362,059

Other Assets, Less Liabilities — (5.1)%		(9,795,656)

Net Assets — 100.0%		$192,566,403

(a)	Non-income producing security.

(b)	All or a portion of this security is on loan.

(c)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

(e)	Rounds to less than $1.

(f)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.

(g)	Affiliate of the Fund.

(h)	Annualized 7-day yield as of period-end.

(i)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the six months ended February 29, 2020, for purposes of Section 2(a)(3) of the 1940Act, were as follows:

								Change in
	Shares		Shares					Unrealized
	Held at		Held at	Value at			Net Realized	Appreciation
Affiliated Issuer	08/31/19	Net Activity	02/29/20	02/29/20	Income		Gain (Loss)(a)	(Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	17,922,363	(7,378,549)	10,543,814	$10,551,195	$337,358	(b)	$3,678	$(1,705)
BlackRock Cash Funds: Treasury, SL Agency Shares	110,000	(110,000)	—	—	3,021		—	—
				$10,551,195	$340,379		$3,678	$(1,705)

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)	Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

62	2 0 2 0 I S h a r e s S e m i - A n n u a l R e p o r t t o S h a r e h o l d e r s

Consolidated Schedule of Investments (unaudited) (continued)	iShares® MSCI Emerging Markets Small-Cap ETF
February 29, 2020

Futures Contracts

				Value/
			Notional	Unrealized
	Number of	Expiration	Amount	Appreciation
Description	Contracts	Date	(000)	(Depreciation)
Long Contracts
MSCI Emerging Markets E-Mini	12	03/20/20	$605	$(62,071)

Derivative Financial Instruments Categorized by Risk Exposure

As of February 29, 2020, the fair values of derivative financial instruments located in the Consolidated Statements of Assets and Liabilities were as follows:

Equity
Contracts
Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$62,071

(a)	Net cumulative appreciation (depreciation) on futures contracts are reported in the Consolidated Schedule of Investments. In the Consolidated Statements of Assets and Liabilities, only current day's variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the six months ended February 29, 2020, the effect of derivative financial instruments in the Consolidated Statements of Operations was as follows:

Equity
Contracts
Net Realized Gain (Loss) from:
Futures contracts	$67,700

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$(80,625)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$754,660

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Consolidated Financial Statements.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments For description of the input levels and information about the Fund's policy regarding valuation of financial instruments, refer to the Notes to Consolidated Financial Statements.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of February 29, 2020 The breakdown of the Fund's investments into major categories is disclosed in the Consolidated Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$187,123,013	$66,041	$483,637	$187,672,691
Preferred Stocks	4,138,173	—	—	4,138,173
Money Market Funds	10,551,195	—	—	10,551,195
	$201,812,381	$66,041	$483,637	$202,362,059
Derivative financial instruments(a)
Liabilities
Futures Contracts	$(62,071)	$—	$—	$(62,071)

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to consolidated financial statements.

C o n s o l i d a t e d S c h e d u l e o f I n v e s t m e n t s	63

Consolidated Statements of Assets and Liabilities (unaudited)

February 29, 2020

				iShares
			iShares	MSCI
	iShares		MSCI	Emerging
	Core MSCI	iShares	Emerging	Markets
	Emerging Markets	MSCI BRIC	Markets Asia	Small-Cap
	ETF	ETF	ETF	ETF

ASSETS
Investments in securities, at value (including securities on loan)(a)
Unaffiliated(b)	$55,179,310,503	$259,092,630	$487,848,505	$191,810,864
Affiliated(c)	1,663,088,911	5,757,547	7,964,745	10,551,195
Cash	32,126,431	914	938	395,789
Foreign currency, at value(d)	136,204,190	249,715	88,506	290,446
Cash pledged:
Futures contracts	5,704,200	22,000	45,000	32,000
Foreign currency collateral pledged:
Futures contracts(e)	—	11,421	17,066	—
Receivables:
Investments sold	526,306,601	1,674,489	5,831	18,576,887
Securities lending income — Affiliated	3,695,057	4,267	8,503	44,444
Capital shares sold	13,367	—	—	114,730
Dividends	127,366,504	224,982	1,044,260	454,292
Tax reclaims	694,695	—	—	3,032
Total assets	57,674,510,459	267,037,965	497,023,354	222,273,679

LIABILITIES
Collateral on securities loaned, at value	1,658,829,667	5,372,866	7,331,487	10,542,834
Deferred foreign capital gain tax	18,195,244	—	51,091	—
Payables:
Investments purchased	334,186,585	1,542,536	—	1,819,198
Variation margin on futures contracts	390,939	1,522	5,558	2,160
Bank borrowings	9,101,272	—	—	262,535
Capital shares redeemed	331,029,979	—	—	16,954,929
Investment advisory fees	5,289,842	148,140	201,294	119,053
Professional fees	938	—	—	—
Foreign taxes	537,957	—	454	6,567
Total liabilities	2,357,562,423	7,065,064	7,589,884	29,707,276

NET ASSETS	$55,316,948,036	$259,972,901	$489,433,470	$192,566,403

NET ASSETS CONSIST OF:
Paid-in capital	$56,969,020,648	$485,889,174	$509,333,935	$250,601,342
Accumulated loss	(1,652,072,612)	(225,916,273)	(19,900,465)	(58,034,939)
NET ASSETS	$55,316,948,036	$259,972,901	$489,433,470	$192,566,403

Shares outstanding	1,142,400,000	6,200,000	7,500,000	4,750,000
Net asset value	$48.42	$41.93	$65.26	$40.54
Shares authorized	2.3 billion	500 million	500 million	500 million
Par value	$0.001	$0.001	$0.001	$0.001

(a) Securities loaned, at value	$1,526,844,623	$5,117,798	$6,952,070	$9,279,627
(b) Investments, at cost — Unaffiliated	$51,936,192,113	$260,515,816	$455,372,721	$203,284,453
(c) Investments, at cost — Affiliated	$1,661,970,331	$5,756,148	$7,961,340	$10,544,983
(d) Foreign currency, at cost	$137,132,722	$253,399	$88,671	$296,090
(e) Foreign currency collateral pledged, at cost	$—	$11,462	$17,082	$—

See notes to consolidated financial statements.

64	2 0 2 0 I S h a r e s S e m i - A n n u a l R e p o r t t o S h a r e h o l d e r s

Consolidated Statements of Operations (unaudited)

Six Months Ended February 29, 2020

				iShares
			iShares	MSCI
	iShares		MSCI	Emerging
	Core MSCI	iShares	Emerging	Markets
	Emerging Markets	MSCI BRIC	Markets Asia	Small-Cap
	ETF	ETF	ETF	ETF

INVESTMENT INCOME
Dividends — Unaffiliated	$521,139,029	$1,370,575	$3,221,921	$2,069,821
Dividends — Affiliated	894,811	2,716	6,270	3,021
Non-cash dividends — Unaffiliated	335,690,356	—	—	—
Interest — Unaffiliated	79,896	127	293	243
Securities lending income — Affiliated — net(a)	26,465,171	31,596	92,336	337,358
Other income — Unaffiliated	5,181	—	—	—
Foreign taxes withheld	(56,678,796)	(105,308)	(389,817)	(168,186)
Foreign withholding tax claims	9,380	—	—	—
Other foreign taxes	(86,843)	—	(1,005)	(614)
Total investment income	827,518,185	1,299,706	2,929,998	2,241,643

EXPENSES
Investment advisory fees	40,523,623	651,360	1,143,062	717,379
Commitment fees	164,715	887	1,770	958
Professional fees	938	—	—	—
Mauritius income taxes	1,400,098	8,650	15,487	10,876
Interest expense	42,049	930	1,404	1,276
Total expenses	42,131,423	661,827	1,161,723	730,489
Less:
Investment advisory fees waived	(1,605,491)	—	—	—
Total expenses after fees waived	40,525,932	661,827	1,161,723	730,489
Net investment income	786,992,253	637,879	1,768,275	1,511,154

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — Unaffiliated(b)	(602,752,974)	(1,967,486)	(2,072,030)	(11,025,228)
Investments — Affiliated	175,766	(293)	527	3,678
In-kind redemptions — Unaffiliated	200,850,047	—	5,512,349	68,617
Futures contracts	9,191,415	62,114	97,744	67,700
Foreign currency transactions	(1,298,247)	(43,027)	(38,196)	44,577
Net realized gain (loss)	(393,833,993)	(1,948,692)	3,500,394	(10,840,656)
Net change in unrealized appreciation (depreciation) on:
Investments — Unaffiliated(c)	831,224,711	2,551,967	12,309,613	7,612,811
Investments — Affiliated	153,675	1,175	1,624	(1,705)
Futures contracts	(4,579,401)	(33,115)	(116,799)	(80,625)
Foreign currency translations	(5,973,472)	(14,199)	(40,755)	(67,325)
Net change in unrealized appreciation (depreciation)	820,825,513	2,505,828	12,153,683	7,463,156
Net realized and unrealized gain (loss)	426,991,520	557,136	15,654,077	(3,377,500)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$1,213,983,773	$1,195,015	$17,422,352	$(1,866,346)

(a) Net of securities lending income tax paid of	$1,250,700	$—	$—	$—
(b) Net of foreign capital gain tax of	$127,099	$—	$614	$—
(c) Net of deferred foreign capital gain tax of	$(1,230,379)	$—	$(133,522)	$—

See notes to consolidated financial statements.

C o n s o l i d a t e d F i n a n c i a l S t a t e m e n t s	65

Consolidated Statements of Changes in Net Assets

	iShares		iShares
	Core MSCI Emerging Markets ETF		MSCI BRIC ETF
	Six Months Ended		Six Months Ended
	02/29/20	Year Ended	02/29/20	Year Ended
	(unaudited)	08/31/19	(unaudited)	08/31/19

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$786,992,253	$1,508,745,729	$637,879	$3,448,535
Net realized gain (loss)	(393,833,993)	(2,080,355,186)	(1,948,692)	22,254,730
Net change in unrealized appreciation (depreciation)	820,825,513	(1,880,589,481)	2,505,828	(19,645,277)
Net increase (decrease) in net assets resulting from operations	1,213,983,773	(2,452,198,938)	1,195,015	6,057,988

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(1,344,119,301)	(1,444,387,321)	(2,044,716)	(4,010,086)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	2,426,785,602	7,837,158,637	99,896,319	(46,185,765)

NET ASSETS
Total increase (decrease) in net assets	2,296,650,074	3,940,572,378	99,046,618	(44,137,863)
Beginning of period	53,020,297,962	49,079,725,584	160,926,283	205,064,146
End of period	$55,316,948,036	$53,020,297,962	$259,972,901	$160,926,283

(a) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to consolidated financial statements.

66	2 0 2 0 I S h a r e s S e m i - A n n u a l R e p o r t t o S h a r e h o l d e r s

Consolidated Statements of Changes in Net Assets (continued)

			iShares
	iShares		MSCI Emerging Markets Small-Cap
	MSCI Emerging Markets Asia ETF		ETF
	Six Months		Six Months
	Ended		Ended
	02/29/20	Year Ended	02/29/20	Year Ended
	(unaudited)	08/31/19	(unaudited)	08/31/19

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$1,768,275	$9,018,925	$1,511,154	$5,737,900
Net realized gain (loss)	3,500,394	(7,607,049)	(10,840,656)	(12,756,567)
Net change in unrealized appreciation (depreciation)	12,153,683	(35,810,298)	7,463,156	(19,596,766)
Net increase (decrease) in net assets resulting from operations	17,422,352	(34,398,422)	(1,866,346)	(26,615,433)

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(6,746,947)	(9,103,744)	(3,959,438)	(6,815,245)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	26,430,266	55,291,785	(40,309,546)	10,108,698

NET ASSETS
Total increase (decrease) in net assets	37,105,671	11,789,619	(46,135,330)	(23,321,980)
Beginning of period	452,327,799	440,538,180	238,701,733	262,023,713
End of period	$489,433,470	$452,327,799	$192,566,403	$238,701,733

(a) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to consolidated financial statements.

C o n s o l i d a t e d F i n a n c i a l S t a t e m e n t s	67

Consolidated Financial Highlights

(For a share outstanding throughout each period)

	iShares Core MSCI Emerging Markets ETF
	Six Months Ended
	02/29/20		Year Ended		Year Ended	Year Ended	Year Ended	Year Ended
	(unaudited)		08/31/19		08/31/18	08/31/17	08/31/16	08/31/15

Net asset value, beginning of period	$48.31		$52.27		$53.91	$44.60	$40.75	$53.89
Net investment income(a)	0.70		1.40		1.39	1.31	1.20	1.21
Net realized and unrealized gain (loss)(b)	0.61		(4.01)		(1.61)	8.95	3.58	(13.26)
Net increase (decrease) from investment operations	1.31		(2.61)		(0.22)	10.26	4.78	(12.05)

Distributions(c)
From net investment income	(1.20)		(1.35)		(1.42)	(0.95)	(0.93)	(1.09)
Total distributions	(1.20)		(1.35)		(1.42)	(0.95)	(0.93)	(1.09)

Net asset value, end of period	$48.42		$48.31		$52.27	$53.91	$44.60	$40.75

Total Return
Based on net asset value	2.53	%(d)	(4.93	)%(e)	(0.52)%	23.45%	11.99%	(22.61)%

Ratios to Average Net Assets
Total expenses	0.15	%(f)	0.14%		0.14%	0.15%	0.17%	0.18%
Total expenses after fees waived	0.14	%(f)	0.14%		0.14%	0.14%	0.17%	0.18%
Total expenses excluding professional fees for foreign withholding tax claims	0.15	%(f)	0.14%		N/A	N/A	N/A	N/A
Net investment income	2.72	%(f)	2.79%		2.48%	2.74%	2.93%	2.49%

Supplemental Data
Net assets, end of period (000)	$55,316,948		$53,020,298		$49,079,726	$36,775,298	$16,003,488	$7,025,331
Portfolio turnover rate(g)	5	%(d)	15%		6%	4%	10%	7%

(a)	Based on average shares outstanding.

(b)	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

(d)	Not annualized.

(e)	Reflects the one-time, positive effect of foreign withholding tax claims, net of the associated professional fees, which resulted in the following increases for the year ended August 31, 2019:

• Total return by 0.01%.

(f)	Annualized.

(g)	Portfolio turnover rate excludes in-kind transactions.

See notes to consolidated financial statements.

68	2 0 2 0 I S h a r e s S e m i - A n n u a l R e p o r t t o S h a r e h o l d e r s

Consolidated Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares MSCI BRIC ETF
	Six Months Ended
	02/29/20		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	(unaudited)		08/31/19	08/31/18	08/31/17	08/31/16	08/31/15

Net asset value, beginning of period	$40.23		$41.01	$42.21	$33.48	$30.74	$41.12
Net investment income(a)	0.15		0.69	0.68	0.70	0.64	0.77
Net realized and unrealized gain (loss)(b)	2.06		(0.59)	(1.13)	8.57	2.84	(10.20)
Net increase (decrease) from investment operations	2.21		0.10	(0.45)	9.27	3.48	(9.43)

Distributions(c)
From net investment income	(0.51)		(0.88)	(0.75)	(0.54)	(0.74)	(0.95)
Total distributions	(0.51)		(0.88)	(0.75)	(0.54)	(0.74)	(0.95)

Net asset value, end of period	$41.93		$40.23	$41.01	$42.21	$33.48	$30.74

Total Return
Based on net asset value	5.43	%(d)	0.35%	(1.16)%	28.15%	11.61%	(23.19)%

Ratios to Average Net Assets
Total expenses	0.70	%(e)	0.69%	0.67%	0.70%	0.73%	0.69%
Net investment income	0.67	%(e)	1.69%	1.51%	1.96%	2.13%	2.07%

Supplemental Data
Net assets, end of period (000)	$259,973		$160,926	$205,064	$261,702	$182,488	$196,758
Portfolio turnover rate(f)	7	%(d)	53%	22%	24%	20%	9%

(a)	Based on average shares outstanding.

(b)	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

(d)	Not annualized.

(e)	Annualized.

(f)	Portfolio turnover rate excludes in-kind transactions.

See notes to consolidated financial statements.

C o n s o l i d a t e d F i n a n c i a l H i g h l i g h t s	69

Consolidated Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares MSCI Emerging Markets Asia ETF
	Six Months Ended
	02/29/20		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	(unaudited)		08/31/19	08/31/18	08/31/17	08/31/16	08/31/15

Net asset value, beginning of period	$62.82		$69.38	$69.15	$56.33	$50.87	$62.08
Net investment income(a)	0.26		1.26	1.16	1.31	1.02	1.25
Net realized and unrealized gain (loss)(b)	3.19		(6.52)	0.42	12.43	5.54	(11.61)
Net increase (decrease) from investment operations	3.45		(5.26)	1.58	13.74	6.56	(10.36)

Distributions(c)
From net investment income	(1.01)		(1.30)	(1.35)	(0.92)	(1.10)	(0.85)
Total distributions	(1.01)		(1.30)	(1.35)	(0.92)	(1.10)	(0.85)

Net asset value, end of period	$65.26		$62.82	$69.38	$69.15	$56.33	$50.87

Total Return
Based on net asset value	5.38	%(d)	(7.52)%	2.22%	24.80%	13.14%	(16.86)%

Ratios to Average Net Assets
Total expenses	0.50	%(e)	0.50%	0.50%	0.49%	0.66%	0.68%
Total expenses after fees waived	0.50	%(e)	0.50%	0.50%	0.49%	0.49%	0.49%
Net investment income	0.76	%(e)	1.94%	1.58%	2.16%	1.98%	2.10%

Supplemental Data
Net assets, end of period (000)	$489,433		$452,328	$440,538	$501,330	$216,863	$124,637
Portfolio turnover rate(f)	13	%(d)	16%	33%	15%	22%	16%

(a)	Based on average shares outstanding.

(b)	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

(d)	Not annualized.

(e)	Annualized.

(f)	Portfolio turnover rate excludes in-kind transactions.

See notes to consolidated financial statements.

70	2 0 2 0 I S h a r e s S e m i - A n n u a l R e p o r t t o S h a r e h o l d e r s

Consolidated Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares MSCI Emerging Markets Small-Cap ETF
	Six Months Ended
	02/29/20		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	(unaudited)		08/31/19	08/31/18	08/31/17	08/31/16	08/31/15

Net asset value, beginning of period	$41.51		$47.64	$49.23	$43.27	$40.06	$51.37
Net investment income(a)	0.32		0.99	1.10	1.04	0.90	1.04
Net realized and unrealized gain (loss)(b)	(0.44)		(5.98)	(1.22)	5.81	3.36	(11.06)
Net increase (decrease) from investment operations	(0.12)		(4.99)	(0.12)	6.85	4.26	(10.02)

Distributions(c)
From net investment income	(0.85)		(1.14)	(1.47)	(0.89)	(1.05)	(1.29)
Total distributions	(0.85)		(1.14)	(1.47)	(0.89)	(1.05)	(1.29)

Net asset value, end of period	$40.54		$41.51	$47.64	$49.23	$43.27	$40.06

Total Return
Based on net asset value	(0.46	)%(d)	(10.50)%	(0.38)%	16.17%	10.83%	(19.77)%

Ratios to Average Net Assets
Total expenses	0.70	%(e)	0.69%	0.67%	0.69%	0.71%	0.69%
Net investment income	1.45	%(e)	2.25%	2.14%	2.32%	2.20%	2.20%

Supplemental Data
Net assets, end of period (000)	$192,566		$238,702	$262,024	$253,519	$121,151	$76,120
Portfolio turnover rate(f)	28	%(d)	29%	39%	19%	24%	23%

(a)	Based on average shares outstanding.
(b)	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Not annualized.
(e)	Annualized.
(f)	Portfolio turnover rate excludes in-kind transactions.

See notes to consolidated financial statements.

C o n s o l i d a t e d F i n a n c i a l H i g h l i g h t s	71

Notes to Consolidated Financial Statements (unaudited)

1	ORGANIZATION

iShares, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Company is organized as a Maryland corporation and is authorized to have multiple series or portfolios.

These consolidated financial statements relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

Diversification
iShares ETF	Classification
Core MSCI Emerging Markets	Diversified
MSCI BRIC	Diversified
MSCI Emerging Markets Asia	Diversified
MSCI Emerging Markets Small-Cap	Diversified

Basis of Consolidation The accompanying consolidated financial statements for each Fund includes the accounts of its subsidiary in the Republic of Mauritius, which is a wholly-owned subsidiary (each, a “Subsidiary”) of the Fund that invests in Indian securities. Through this investment structure, each Fund expects to obtain certain benefits under a current tax treaty between Mauritius and India. Intercompany accounts and transactions, if any, have been eliminated.

2	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by each Fund in the preparation of its consolidated financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of consolidated financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

Investment Transactions and Income Recognition: Investment transactions are accounted for on trade date. Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, net of any foreign taxes withheld at source. Any taxes withheld that are reclaimable from foreign tax authorities are reflected in tax reclaims receivable. Distributions received by the Funds may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains. Upon notification from issuers, some of the dividend income received from a real estate investment trust may be re-designated as a return of capital or capital gain. Non-cash dividends, if any, are recognized on the ex-dividend date and recorded as non-cash dividend income at fair value. Interest income is accrued daily.

Foreign Currency Translation: The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in non-U.S. currencies are translated to U.S. dollars using prevailing market rates as quoted by one or more data service providers. Purchases and sales of investments, income receipts and expense payments are translated into U.S. dollars on the respective dates of such transactions.

Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments. Such fluctuations are reflected by the Funds as a component of net realized and unrealized gain (loss) from investments for financial reporting purposes. Each Fund reports realized currency gain (loss) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.

Foreign Taxes: The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which each Fund invests. These foreign taxes, if any, are paid by each Fund and are reflected in its consolidated statement of operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “other foreign taxes”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of February 29, 2020, if any, are disclosed in the consolidated statement of assets and liabilities.

Each Fund conducts its investment activities in India through its Subsidiary and expects to obtain benefits under the Double Tax Avoidance Agreement (“DTAA”) between India and Mauritius. In order to be eligible to claim benefits under the DTAA, each Subsidiary must have commercial substance, on an annual basis, to satisfy certain tests and conditions, including the establishment and maintenance of valid tax residence in Mauritius and related requirements. Each Fund has obtained a current tax residence certificate issued by the Mauritian Revenue Authorities and the same covers the period of any exists.

Based upon current interpretation and practice of the current tax laws in India and Mauritius and the DTAA, each Subsidiary is subject to tax in Mauritius on its net income at the rate of 15%. However, each Subsidiary is entitled to a tax credit equivalent to the higher of the actual foreign tax incurred or 80% of the Mauritius tax on its foreign source income, thus reducing its maximum effective tax rate to 3% up to June 30, 2021. After June 30, 2021, under the new tax regime and subject to meeting the necessary substance requirements as required under the Financial Services Act 2007 (as amended by the Finance Act 2018) and such guidelines issued by the FSC, each Subsidiary is entitled to either (a) a foreign tax credit equivalent to the actual foreign tax suffered on its foreign income against each Subsidiary’s tax liability computed at 15% on such income, or (b) a partial exemption of 80% of some of the income derived, including interest income or foreign source dividends. Taxes on income, if any, are paid by each Subsidiary and are disclosed in its consolidated statement of operations. Any dividends paid by a Subsidiary to its Fund are not subject to tax in Mauritius. Each Subsidiary is currently exempt from tax in Mauritius on any gains from the sale of securities.

The DTAA provides that capital gains will be taxable in India with respect to the sale of shares acquired on or after April 1, 2017. Capital gains arising from shares acquired before April 1, 2017, regardless of when they are sold, will continue to be exempt from taxation under the amended DTAA, assuming requirements for eligibility under the DTAA are satisfied.

72	2 0 2 0 I S h a r e s S e m i - A n n u a l R e p o r t t o S h a r e h o l d e r s

Notes to Consolidated Financial Statements (unaudited) (continued)

In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds' tax year. These reclassifications have no effect on net assets or net asset value per sha.

Distributions Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested n additional shares of the Funds.

Indemnifications In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. Th Funds' maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.

3	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the Fund’s listing exchange is not open. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. A fund determines the fair value of its financial instruments using various independent dealers or pricing services under policies approved by the Board of Directors of the Company (the “Board”). The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to oversee the pricing function for all financial instruments.

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:

•	Equity investments traded on a recognized securities exchange are valued at that day’s last traded price or official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.
•	Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published net asset value (“NAV”).
•	Futures contract notional values are determined based on that day’s last reported settlement price on the exchange where the contract is traded.

If events (e.g., a company announcement, market volatility or a natural disaster) occur that are expected to materially affect the value of an investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, in accordance with policies approved by the Board as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Global Valuation Committee include market approach, income approach and the cost approach. Valuation techniques used under these approaches take into consideration inputs that include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other inputs, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or default rates.

When determining the price for Fair Valued Investments, the Global Valuation Committee, or its delegate, seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Global Valuation Committee, or its delegate, deems relevant and consistent with the principles of fair value measurement.

Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.

Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair valu hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1– Unadjusted price quotations in active markets for identical assets or liabilities;

•	Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, (including the Global Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgement exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The fair value hierarchy for each Fund’s investments is included in its consolidated schedule of investments. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

4	SECURITIES AND OTHER INVESTMENTS

Securities Lending: Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securit es traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned

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Notes to Consolidated Financial Statements (unaudited) (continued)

securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

As of February 29, 2020, any securities on loan were collateralized by cash and/or U.S. government obligations. Cash collateral received was invested in money market funds managed by BlackRock Fund Advisors (“BFA”), the Funds' investment adviser, or its affiliates and is disclosed in the consolidated schedules of investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan for each Fund, if any, are also disclosed in its consolidated schedule of investments. The market value of any securities on loan as of February 29, 2020 and the value of the related cash collateral are disclosed in the consolidated statements of assets and liabilities.

Securities lending transactions are entered into by a fund under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. The value of the collateral is typically greater than the market value of the securities loaned, leaving the lender with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the fund can reinvest cash collateral received in connection with loaned securities.

The following table is a summary of the securities lending agreements by counterparty which are subject to offset under an MSLA as of February 29, 2020:

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received	(a)	Non-Cash Collateral Received	Net Amount
Core MSCI Emerging Markets
Barclays Bank PLC	$1,198,109	$1,198,109		$—	$—
Barclays Capital Inc.	21,843,911	21,843,911		—	—
BNP Paribas Prime Brokerage International Ltd.	12,542,475	12,542,475		—	—
BNP Paribas Securities Corp.	5,042,250	5,042,250		—	—
BofA Securities, Inc.	46,239,418	46,239,418		—	—
Citadel Clearing LLC	579,203	579,203		—	—
Citigroup Global Markets Inc.	199,855,997	199,855,997		—	—
Citigroup Global Markets Ltd.	45,536,315	45,536,315		—	—
Credit Suisse Securities (Europe) Ltd.	51,699,537	51,699,537		—	—
Credit Suisse Securities (USA) LLC	95,764,546	95,764,546		—	—
Deutsche Bank AG	5,019,105	5,019,105		—	—
Deutsche Bank Securities Inc.	4,844,044	4,844,044		—	—
Goldman Sachs & Co.	147,804,841	147,804,841		—	—
Goldman Sachs International	12,636,137	12,636,137		—	—
HSBC Bank PLC	64,571,893	64,571,893		—	—
Jefferies LLC	2,173,929	2,173,929		—	—
JPMorgan Securities LLC	185,160,889	185,160,889		—	—
JPMorgan Securities PLC	120,193,225	120,193,225		—	—
Macquarie Bank Limited	53,686,747	53,686,747		—	—
Mizuho Securities USA Inc.	70,504	70,504		—	—
Morgan Stanley& Co. International PLC	49,813,479	49,813,479		—	—
Morgan Stanley& Co. LLC	322,353,915	322,353,915		—	—
Morgan Stanley& Co. LLC (U.S. Equity Securities Lending)	15,627,666	15,627,666		—	—
Nomura Securities International Inc.	4,656,195	4,656,195		—	—
RBC Capital Markets LLC	25,017	25,017		—	—
SG Americas Securities LLC	1,716,784	11,716,784		—	—
State Street Bank & Trust Company	635,200	635,200		—	—
TD Prime Services LLC	499,763	499,763		—	—
UBS AG	10,017,755	10,017,755		—	—
UBS Europe SE	7,442,571	7,442,571		—	—
UBS Securities LLC	16,526,858	16,526,858		—	—
Wells Fargo Bank, National Association	8,207,118	8,207,118		—	—
Wells Fargo Securities LLC	2,859,227	2,859,227		—	—
	$1,526,844,623	$1,526,844,623		$—	$—

74	2 0 2 0 I S h a r e s S e m i - A n n u a l R e p o r t t o S h a r e h o l d e r s

Notes to Consolidated Financial Statements (unaudited) (continued)

	Market Value of
iShares ETF and Counterparty	Securities on Loan	Cash Collateral Received(a)	Collateral Received	Net Amount
MSCI BRIC
Citigroup Global Markets Inc.	$1,403,148	$1,403,148	$—	$—
Credit Suisse Securities (USA) LLC	63,975	63,975	—	—
JPMorgan Securities LLC	740,405	740,405	—	—
Macquarie Bank Limited	64,507	64,507	—	—
Morgan Stanley & Co. LLC	1,855,663	1,855,663	—	—
Morgan Stanley & Co. LLC (U.S. Equity Securities Lending)	394,813	394,813	—	—
Scotia Capital (USA) Inc.	33,637	32,272	—	(1,365	)(b)
State Street Bank & Trust Company	1,981	1,901	—	(80	)(b)
UBS AG	559,669	559,669	—	—
	$5,117,798	$5,116,353	$—	$(1,445)
MSCI Emerging Markets Asia
Barclays Capital Inc.	$215,148	$215,148	$—	$—
BofA Securities, Inc.	225,110	225,110	—	—
Citigroup Global Markets Inc.	490,823	490,823	—	—
Credit Suisse Securities (USA) LLC	1,161,014	1,161,014	—	—
Jefferies LLC	52,339	52,339	—	—
JPMorgan Securities LLC	935,134	935,134	—	—
Macquarie Bank Limited	167,057	167,057	—	—
Morgan Stanley & Co. International PLC	89,773	89,773	—	—
Morgan Stanley & Co. LLC	3,239,252	3,239,252	—	—
Nomura Securities International Inc.	29,124	29,124	—	—
TD Prime Services LLC	22,431	22,431	—	—
UBS AG	154,849	154,849	—	—
Wells Fargo Securities LLC	170,016	170,016	—	—
	$6,952,070	$6,952,070	$—	$—
MSCI Emerging Markets Small-Cap
Barclays Bank PLC	$83,336	$83,336	$—	$—
Barclays Capital Inc.	92,930	92,930	—	—
BNP Paribas Prime Brokerage International Ltd.	103,946	102,765	—	(1,181	)(b)
BofA Securities, Inc.	499,999	499,999	—	—
Citigroup Global Markets Inc.	87,654	87,654	—	—
Credit Suisse Securities (USA) LLC	701,924	701,924	—	—
Deutsche Bank Securities Inc.	18,327	18,327	—	—
Goldman Sachs & Co.	1,143,992	1,143,992	—	—
HSBC Bank PLC	1,567,999	1,567,999	—	—
JPMorgan Securities LLC	1,649,600	1,649,600	—	—
JPMorgan Securities PLC	35,359	35,359	—	—
Macquarie Bank Limited	851,626	851,626	—	—
Morgan Stanley & Co. International PLC	365,649	365,649	—	—
Morgan Stanley & Co. LLC	1,291,365	1,291,365	—	—
SG Americas Securities LLC	72,057	72,057	—	—
UBS AG	359,851	359,851	—	—
UBS Securities LLC	354,013	354,013	—	—
	$9,279,627	$9,278,446	$—	$(1,181)

(a)	Collateral received in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund's statement of assets and liabilities.

(b)	Additional collateral is delivered to the Fund on the next business day in accordance with the MSLA. The net amount would be subject to the borrower default indemnity in the event of default by a counterparty.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased w th cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.

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Notes to Consolidated Financial Statements (unaudited) (continued)

5	DERIVATIVE FINANCIAL INSTRUMENTS

Futures Contracts Each Fund’s use of futures contracts is generally limited to cash equitization. This involves the use of available cash to invest in index futures contracts in order to gain exposure to the equity markets represented in or by the Fund’s underlying index and is intended to allow the Fund to better track its underlying index. Futures contracts are standardized, exchange-traded agreements to buy or sell a specific quantity of an underlying instrument at a set price on a future date. Depending on the terms of a contract, a futures contract is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date.

Upon entering into a futures contract, a fund is required to pledge to the executing broker which holds segregated from its own assets, an amount of cash, U.S. government securities or other high-quality debt and equity securities equal to the minimum initial margin requirements of the exchange on which the contract is traded. Securities deposited as initial margin, if any, are designated in the consolidated schedule of investments and cash deposited, if any, is shown as cash pledged for futures contracts n the consolidated statement of assets and liabilities.

Pursuant to the contract, a fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation or depreciation and, if any, shown as variation margin receivable or payable on futures contracts in the consolidated statement of assets and liabilities. When the contract is closed, a realized gain or loss is recorded in the consolidated statement of operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. Losses may arise if the notional value of a futures contract decreases due to an unfavorable change in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and the assets underlying such contracts.

6	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Company, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent directors).

For its investment advisory services to each of the following Funds, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Funds, based on the average daily net assets of each Fund as follows:

iShares ETF	Investment Advisory Fee
Core MSCI Emerging Markets	0.14%
MSCI Emerging Markets Asia	0.49

For its investment advisory services to each of the iShares MSCI BRIC and iShares MSCI Emerging Markets Small-Cap ETFs, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Funds, based on each Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:

Aggregate Average Daily Net Assets	Investment Advisory Fee
First $14 billion	0.75%
Over $14 billion, up to and including $28 billion	0.68
Over $28 billion, up to and including $42 billion	0.61
Over $42 billion, up to and including $56 billion	0.54
Over $56 billion, up to and including $70 billion	0.47
Over $70 billion, up to and including $84 billion	0.41
Over $84 billion	0.35

Each Subsidiary has entered into a separate contract with BFA under which BFA provides investment advisory services to the Subsidiary but does not receive separate compensation from the Subsidiary for providing it with such services. Each Subsidiary has also entered into separate arrangements that provide for the provision of other services to the Subsidiary (including administrative, custody, transfer agency and other services), and BFA pays the costs and expenses related to the provision of those services.

Expense Waivers: The total of the investment advisory fee and any fund other expenses are a fund’s total annual operating expenses. For the iShares Core MSCI Emerging Markets ETF, BFA has contractually agreed to waive a portion of its investment advisory fee through December 31, 2022 in order to limit the Fund’s total annual operating expenses after fee waiver to 0.14% of average daily net assets.

Distributor BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Securities Lending: The U.S. Securities and Exchange Commission (the “SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company,

N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan in a money market fund managed by BFA, or its affiliates, however, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04% (the “collateral investment fees”). Securities lending income is equal to the total of income earned from the reinvestment of cash collateral (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities. Each Fund retains a portion of securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.

76	2 0 2 0 I S h a r e s S e m i - A n n u a l R e p o r t t o S h a r e h o l d e r s

Notes to Consolidated Financial Statements (unaudited) (continued)

Pursuant to the current securities lending agreement, each Fund retains 82% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in that calendar year exceeds a specified threshold, each Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year 85% of securities lending income (which excludes collateral investment fees), and the amount reta ned can never be less than 70% of the total of securities lending income plus the collateral investment fees.

The share of securities lending income earned by each Fund is shown as securities lending income – affiliated – net in its consolidated statement of operations. For the six months ended February 29, 2020, the Funds paid BTC the following amounts for securities lending agent services:

Fees Paid
iShares ETF	to BTC
Core MSCI Emerging Markets	$6,447,770
MSCI BRIC	7,636
MSCI Emerging Markets Asia	21,796
MSCI Emerging Markets Small-Cap	76,592

Officers and Directors Certain officers and/or directors of the Company are officers and/or directors of BlackRock or its affiliates.

Other Transactions Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

For the six months ended February 29, 2020, transactions executed by the Funds pursuant to Rule 17a-7 under the 1940 Act were as follows:

iShares ETF	Purchases	Sales	Net Realized Gain (Loss)
Core MSCI Emerging Markets	$48,747,213	$307,551,637	$(33,055,274)
MSCI Emerging Markets Asia	33,489	535,045	(43,202)
MSCI Emerging Markets Small-Cap	889,821	699,777	320,611

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends – affiliated in the consolidated statement of operations.

A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.

7	PURCHASES AND SALES

For the six months ended February 29, 2020, purchases and sales of investments, excluding in-kind transactions and short-term investments, were as follows:

iShares ETF	Purchases	Sales
Core MSCI Emerging Markets	$4,486,646,874	$2,886,960,541
MSCI BRIC	86,419,238	13,977,135
MSCI Emerging Markets Asia	102,304,202	58,490,818
MSCI Emerging Markets Small-Cap	56,954,247	84,830,022

For the six months ended February 29, 2020, in-kind transactions were as follows:

iShares ETF	In-kind Purchases	In-kind Sales
Core MSCI Emerging Markets	$606,899,088	$526,219,979
MSCI BRIC	25,801,809	—
MSCI Emerging Markets Asia	—	22,743,054
MSCI Emerging Markets Small-Cap	9,038,447	23,565,880

8	INCOME TAX INFORMATION

Each Fund is treated as an entity separate from the Company's other funds for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

Management has analyzed tax laws and regulations and their application to the Funds as of February 29, 2020, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds' consolidated financial statements.

N o t e s t o C o n s o l i d a t e d F i n a n c i a l S t a t e m e n t s	77

Notes to Consolidated Financial Statements (unaudited) (continued)

As of August 31, 2019, the Funds had non-expiring capital loss carryforwards available to offset future realized capital gains as follows:

iShares ETF	Non-Expiring
Core MSCI Emerging Markets	$2,960,244,052
MSCI BRIC	217,988,152
MSCI Emerging Markets Asia	45,597,073
MSCI Emerging Markets Small-Cap	26,517,277

A fund may own shares in certain foreign investment entities, referred to, under U.S. tax law, as “passive foreign investment companies.” Such fund may elect to mark-to-market annually the shares of each passive foreign investment company and would be required to distribute to shareholders any such marked-to-market gains.

As of February 29, 2020, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Core MSCI Emerging Markets	$55,309,651,896	$10,066,209,133	$(8,545,978,718)	$1,520,230,415
MSCI BRIC	270,641,737	24,115,572	(29,932,478)	(5,816,906)
MSCI Emerging Markets Asia	472,996,599	81,583,123	(58,867,947)	22,715,176
MSCI Emerging Markets Small-Cap	222,728,536	28,268,700	(48,697,248)	(20,428,548)

9	LINE OF CREDIT

The Funds, along with certain other iShares funds, are parties to a $300 million credit agreement with State Street Bank and Trust Company, which expires on October 21, 2020. The line of credit may be used for temporary or emergency purposes, including redemptions, settlement of trades and rebalancing of portfolio holdings. The credit agreement has the following terms: a commitment fee of 0.20% per annum on the unused portion of the credit agreement and interest at a rate equal to the higher of (a) the one-month LIBOR (not less than zero) plus 1.00% per annum or (b) the U.S. Federal Funds rate (not less than zero) plus 1.00% per annum on amounts borrowed. The commitment fee is allocated to each fund participating in the credit agreement based on each fund’s pro-rata share of the aggregate average daily value of assets invested in local securities of certain foreign markets.

For the six months ended February 29, 2020, the maximum amount borrowed, the average daily borrowing and the weighted average interest rate, if any, under the credit agreement were as follows:

iShares ETF	Maximum Amount Borrowed	Average Borrowing	Weighted Average Interest Rates
Core MSCI Emerging Markets	$75,550,000	$3,077,363	2.70%
MSCI BRIC	1,600,000	69,813	2.63
MSCI Emerging Markets Asia	2,300,000	99,176	2.80
MSCI Emerging Markets Small-Cap	2,366,000	93,885	2.69

10	PRINCIPAL RISKS

In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Each Fund’s prospectus provides details of the risks to which the Fund is subject.

BFA uses a “passive” or index approach to try to achieve each Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

Market Risk Market risk arises mainly from uncertainty about future values of financial instruments influenced by price, currency and interest rate movements. It represents the potential loss a fund may suffer through holding market positions in the face of market movements. A fund is exposed to market risk by its investment in equity, fixed income and/or financial derivative instruments or by its investment in underlying funds. The fair value of securities held by a fund may decline due to general market conditions, economic trends or events that are not specifically related to the issuers of the securities including local, regional or global political, social or economic instability or to factors that affect a particular industry or group of industries. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. The extent of a fund’s exposure to market risk is the market value of the investments held as shown in the fund’s consolidated schedule of investments.

Investing in the securities of non-U.S. issuers involves certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: differences in accounting, auditing and financial reporting standards; more substantial governmental involvement in the economy; higher inflation rates, greater social, economic and political uncertainties; possible nationalization or expropriation of assets; less availability of public information about issuers; imposition of withholding or other taxes; higher transaction and custody costs and delays in settlement procedures; and lower level of regulation of the securities markets and issuers.

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Notes to Consolidated Financial Statements (unaudited) (continued)

Non-U.S. securities may be less liquid, more difficult to value, and have greater price volatility due to exchange rate fluctuations. These and other risks are heightened for investments in issuers from countries with less developed capital markets.

An outbreak of respiratory disease caused by a novel coronavirus has developed into a global pandemic and has resulted in closing borders, quarantines, disruptions to supply chains and customer activity, as well as general concern and uncertainty. The impact of this pandemic, and other global health crises that may arise in the future, could affect the economies of many nations, individual companies and the market in general in ways that cannot necessarily be foreseen at the present time. This pandemic may result in substantial market volatility and may adversely impact the prices and liquidity of a fund's investments. The impact of the pandemic may be short term or may last for an extended period of time.

Credit Risk Credit risk is the risk that an issuer or guarantor of debt instruments or the counterparty to a financial transaction, including derivatives contracts, repurchase agreements or loans of portfolio securities, is unable or unwilling to make timely interest and/or principal payments or to otherwise honor its obligations. BFA and its affiliates manage counterparty credit risk by entering into transactions only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose a fund to issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of a fund’s exposure to credit and counterparty risks with respect to those financial assets is approximated by their value recorded in its consolidated statement of assets and liabilities.

Concentration Risk A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its consolidated schedule of nvestments.

When a fund concentrates its investments in issuers located in a single country or a limited number of countries, it assumes the risk that economic, regulatory, political and social conditions in that country or those countries may have a significant impact on the fund and could affect the income from, or the value or liquidity of, the fund’s portfolio.

Investments in Chinese securities, including certain Hong Kong-listed securities, involves risks specific to China. China may be subject to considerable degrees of economic, political and social instability and demonstrates significantly higher volatility from time to time in comparison to developed markets. Chinese markets generally continue to experience inefficiency, volatility and pricing anomalies resulting from governmental influence, a lack of publicly available information and/or political and social instability. Internal social unrest or confrontations with other neighboring countries may disrupt economic development in China and result in a greater risk of currency fluctuations, currency non-convertibility, interest rate fluctuations and higher rates of inflation. Incidents involving China’s or the region’s security may cause uncertainty in Chinese markets and may adversely affect the Chinese economy and a fund’s investments. Reduction in spending on Chinese products and services, institution of tariffs or other trade barriers, or a downturn in any of the economies of China’s key trading partners may have an adverse impact on the Chinese economy.

11	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.

Transactions in capital shares were as follows:

	Six Months Ended		Year Ended
	02/29/20		08/31/19
iShares ETF	Shares	Amount	Shares	Amount
Core MSCI Emerging Markets
Shares sold	68,400,000	$3,600,952,026	211,800,000	$10,461,822,914
Shares redeemed	(23,400,000)	(1,174,166,424)	(53,400,000)	(2,624,664,277)
Net increase	45,000,000	$2,426,785,602	158,400,000	$7,837,158,637

MSCI BRIC
Shares sold	2,200,000	$99,896,319	4,950,000	$208,411,154
Shares redeemed	—	—	(5,950,000)	(254,596,919)
Net increase(decrease)	2,200,000	$99,896,319	(1,000,000)	$(46,185,765)

MSCI Emerging Markets Asia
Shares sold	1,050,000	$76,674,736	1,850,000	$118,169,909
Shares redeemed	(750,000)	(50,244,470)	(1,000,000)	(62,878,124)
Net increase	300,000	$26,430,266	850,000	$55,291,785

MSCI Emerging Markets Small-Cap
Shares sold	1,050,000	$46,884,648	1,100,000	$47,348,348
Shares redeemed	(2,050,000)	(87,194,194)	(850,000)	(37,239,650)
Net increase(decrease)	(1,000,000)	$(40,309,546)	250,000	$10,108,698

The consideration for the purchase of Creation Units of a fund in the Company generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Company may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Company's administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.

N o t e s t o C o n s o l i d a t e d F i n a n c i a l S t a t e m e n t s	79

Notes to Consolidated Financial Statements (unaudited) (continued)

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the consolidated statement of assets and liabilities.

12	FOREIGN WITHHOLDING TAX CLAIMS

The iShares Core MSCI Emerging Markets ETF has filed claims to recover taxes withheld by Poland on dividend income on the basis that Poland had purportedly violated certain provisions in the Treaty on the Functioning of the European Union. The Fund has received payments on certain of the claims resulting from a favorable court ruling that the imposition of a withholding tax by a European Union member state on dividends paid to a nonresident company, including the Fund, while exempting domestic funds from such taxes results in discriminatory tax withholding contrary to the free movement of capital. The Fund continues to evaluate developments in Poland for potential impacts to the receivables and payables recorded. Polish withholding tax claims received are disclosed in the statement of operations. Professiona fees associated with the filing of tax claims in Poland that result in the recovery of foreign withholding taxes have been approved by the Board as appropriate expenses of the Fund.

The Internal Revenue Service ("IRS") has issued guidance to address U.S. income tax liabilities attributable to fund shareholders resulting from the recovery of foreign taxes withheld in prior years. These withheld foreign taxes were passed through to shareholders in the form of foreign tax credits in the year the taxes were withheld. Assuming there are sufficient foreign taxes paid which the Fund is able to pass through to its shareholders as a foreign tax credit in the current year, the Fund wi l be able to offset the prior years’ withholding taxes recovered against the foreign taxes paid in the current year. Accordingly, no federal income tax liability is recorded by the Fund.

13	LEGAL PROCEEDINGS

On June 16, 2016, investors in certain iShares funds (iShares Core S&P Small-Cap ETF, iShares Russell 1000 Growth ETF, iShares Core S&P 500 ETF, iShares Russell Mid-Cap Growth ETF, iShares Russell Mid-Cap ETF, iShares Russell Mid-Cap Value ETF, iShares Select Dividend ETF, iShares Morningstar Mid-Cap ETF, iShares Morningstar Large-Cap ETF, iShares U.S. Aerospace & Defense ETF and iShares Preferred and Income Securities ETF) filed a class action lawsuit against iShares Trust, BlackRock, Inc. and certain of its advisory affiliates, and certain directors/trustees and officers of the Funds (collectively, “Defendants”) in California State Court. The lawsuit alleges the Defendants violated federal securities laws by failing to adequately disclose in the prospectuses issued by the funds noted above the risks of using stop-loss orders in the event of a ‘flash crash’, such as the one that occurred on May 6, 2010. On September 18, 2017, the court issued a Statement of Decision holding that the Plaintiffs lack standing to assert their claims. On October 11, 2017, the court entered final judgment dismissing all of the Plaintiffs’ claims with prejudice. In an opinion dated January 23, 2020, the California Court of Appeal affirmed the dismissal of Plaintiffs’ claims. On March 3, 2020, plaintiffs filed a petition for review by the California Supreme Court.

14	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the consolidated financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the consolidated financial statements.

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Statement Regarding Liquidity Risk Management Program

The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.

The Board of Directors (the “Board”) of iShares Core MSCI Emerging Markets ETF, iShares MSCI BRIC ETF, iShares MSCI Emerging Markets Asia ETF and iShares MSCI Emerging Markets Small-Cap ETF met on December 3, 2019 (the “Meeting”) to review the liquidity risk management program (the “Program”) applicable to the iShares Funds (each, a “Fund”) pursuant to the Liquidity Rule. The Board has appointed BlackRock Fund Advisors (“BlackRock”), the investment adviser to the Funds, as the program administrator for each Fund’s Program, as applicable. BlackRock has delegated oversight of the Program to the 40 Act Liquidity Risk Management Committee (the “Committee”). At the Meeting, the Committee, on behalf of BlackRock, provided the Board with a report that addressed the operation of the Program and assessed its adequacy and effectiveness of implementation, including the operation of each Fund’s Highly Liquid Investment Minimum (“HLIM”) where applicable, and any material changes to the Program (the “Report”). The Report covered the period from December 1, 2018 through September 30, 2019 (the “Program Reporting Period”).

The Report described the Program’s liquidity classification methodology for categorizing a Fund’s investments (including derivative transactions) into one of four liquidity buckets. It also described BlackRock’s methodology in establishing a Fund’s HLIM and noted that the Committee reviews and ratifies the HLIM assigned to each Fund no less frequently than annually.

The Report noted that the Program complied with the key factors for consideration under the Liquidity Rule for assessing, managing and periodically reviewing a Fund’s liquidity risk, as follows:

a)	The Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions. During the Program Reporting Period, the Committee reviewed whether each Fund’s investment strategy is appropriate for an open-end fund structure with a focus on Funds with more significant and consistent holdings of less liquid and illiquid assets. The Committee also factored a Fund’s concentration in an issuer into the liquidity classification methodology by taking issuer position sizes into account. A factor for consideration under the Liquidity Rule is a Fund’s use of borrowings for investment purposes. However, the Funds do not borrow for investment purposes. Derivative exposure was considered in the calculation of liquidity classificat on.

b)	Short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions. During the Program Reporting Period, the Committee reviewed historical redemption activity and used this information as a component to establish each ETF’s reasonably anticipated trading size. The Committee may also take into consideration a Fund’s shareholder ownership concentration (which, depending on product type and distribution channel, may or may not be available), a Fund’s distribution channels, and the degree of certainty associated with a Fund’s short-term and long-term cash flow projectio.

c)	Holdings of cash and cash equivalents, as well as borrowing arrangements. The Committee considered that ETFs generally do not hold more than de minimus amounts of cash. Funds may borrow for temporary or emergency purposes, including to meet payments due from redemptions or to facilitate the settlement of securities or other transactions.

d)	The relationship between an ETF’s portfolio liquidity and the way in which, and the prices and spreads at which, ETF shares trade, including the efficiency of the arbitrage function and the level of active participation by market participants, including authorized participants. The Committee monitored the prevailing bid/ask spread and the ETF price premium (or discount) to NAV for all ETFs and reviewed any persistent deviations from long-term averages.

e)	The effect of the composition of baskets on the overall liquidity of an ETF’s portfolio. In reviewing the linkage between the composition of baskets accepted by an ETF and any significant change in the liquidity profile of such ETF, the Committee reviewed changes in the proportion of each ETF’s portfolio comprised of less liquid and illiquid holdings to determine if applicable thresholds were met requiring enhanced review.

There were no material changes to the Program during the Program Reporting Period. The Report provided to the Board stated that the Committee concluded that based on the operation of the functions, as described in the Report, the Program is operating as intended and is effective in implementing the requirements of the Liquidity Rule.

S t a t e m e n t R e g a r d i n g L i q u i d i t y R i s k M a n a g e m e n t P r o g r a m	81

Supplemental Information (unaudited)

Section 19(a) Notices

The amounts and sources of distributions reported are estimates and are being provided pursuant to regulatory requirements and are not being provided for tax reporting purposes. The actual amounts and sources for tax reporting purposes will depend upon each fund's investment experience during the year and may be subject to changes based on tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report these distributions for federal income tax purposes.

	Total Cumulative Distributions				% Breakdown of the Total Cumulative
	for the Fiscal Year-to-Date				Distributions for the Fiscal Year-to-Date
iShares ETF	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share
Core MSCI Emerging Markets(a)	$1.180459	$—	$0.020720	$1.201179	98%	—%	2%	100%
MSCI BRIC(a)	0.407132	—	0.104047	0.511179	80	—	20	100
MSCI Emerging Markets Asia(a)	0.819154	—	0.187853	1.007007	81	—	19	100
MSCI Emerging Markets Small-Cap(a)	0.702612	—	0.148880	0.851492	83	—	17	100

(a)	The Fund estimates that it has distributed more than its net investment income and net realized capital gains; therefore, a portion of the distribution may be a return of capital. Areturn of capital may occur, for example, when some or all of the shareholder's investment in the Fund is returned to the shareholder. A return of capital does not necessarily reflect the Fund's investment performance and should not be confused with "yield" or "income". When distributions exceed total return performance, the difference will incrementally reduce the Fund's net asset value per share.

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General Information

Electronic Delivery

Shareholders can sign up for email notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.

To enroll in electronic delivery:

•	Go to icsdelivery.com.
•	If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Availability of Quarterly Schedule of Investments

The iShares Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT, and for reporting periods ended prior to March 31, 2019, filed such information on Form N-Q. The iShares Funds' Forms N-Q are available on the SEC’s website at sec.gov. The iShares Funds also disclose their complete schedule of portfolio holdings on a daily basis on the iShares website at iShares.com.

Availability of Proxy Voting Policies and Proxy Voting Records

A description of the policies and procedures that the iShares Funds use to determine how to vote proxies relating to portfolio securities and informat on about how the iShares Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request (1) by calling toll-free 1-800-474-2737; (2) on the iShares website at iShares.com; and (3) on the SEC website at sec.gov.

G e n e r a l I n f o r m a t i o n	83

Glossary of Terms Used in this Report

Portfolio Abbreviations - Equity

ADR	American Depositary Receipt

CPO	Certificates of Participation (Ordinary)

GDR	Global Depositary Receipt

NVDR	Non-Voting Depositary Receipt

NVS	Non-Voting Shares

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Want to know more?

iShares.com | 1-800-474-2737

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by MSCI Inc., nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.

©2020 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

iS-SAR-810-0220

FEBRUARY 29, 2020

2020 Semi-Annual Report
(Unaudited)

iShares, Inc.

●	iShares MSCI Frontier 100 ETF | FM | NYSE Arca
●	iShares MSCI World ETF | URTH | NYSE Arca

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of each Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

You may elect to receive all future reports in paper free of charge. If you hold accounts through a financial intermediary, you can follow the instructions included with this disclosure, if applicable, or contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. Please note that not all financial intermediaries may offer this service. Your election to receive reports in paper will apply to all funds held with your financial intermediary.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive electronic delivery of shareholder reports and other communications by contacting your financial intermediary. Please note that not all financial intermediaries may offer this service.

Fund Summary as of February 29, 2020	iShares® MSCI Frontier 100 ETF

Investment Objective

The iShares MSCI Frontier 100 ETF (the “Fund”) seeks to track the investment results of an index composed of frontier market equities, as represented by the MSCI Frontier Markets 100 Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns
	6 Months	1 Year	5 Years	Since Inception	1 Year	5 Years	Since Inception
Fund NAV	(1.84)%	3.76%	1.39%	5.33%	3.76%	7.14%	47.33%
Fund Market	(3.60)	0.04	0.65	4.96	0.04	3.31	43.55
Index	(1.23)	4.95	2.88	6.62	4.95	15.24	61.42

The inception date of the Fund was 9/12/12. The first day of secondary market trading was 9/13/12.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 5 for more information.

Expense Example

Actual				Hypothetical 5% Return
Beginning Account Value (09/01/19)	Ending Account Value (02/29/20)	Expenses Paid During the Period	(a)	Beginning Account Value (09/01/19)	Ending Account Value (02/29/20)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$1,000.00	$981.60	$3.89		$1,000.00	$1,020.90	$3.97		0.79%

(a)	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 5 for more information.

Portfolio Information

ALLOCATION BY SECTOR
Sector	Percent of Total Investments	(a)
Financials	53.5%
Communication Services	15.2
Consumer Staples	7.1
Real Estate	6.7
Industrials	5.2
Energy	4.5
Materials	3.6
Health Care	2.4
Utilities	1.0
Consumer Discretionary	0.8
TEN LARGEST GEOGRAPHIC ALLOCATION
Country/Geographic Region	Percent of Total Investments	(a)
Kuwait	28.7%
Morocco	11.2
Vietnam	11.2
Kenya	9.4
Bahrain	9.2
Nigeria	8.0
Romania	7.7
Bangladesh	5.3
Kazakhstan	3.2
Oman	2.7

(a)	Excludes money market funds.

F u n d S u m m a r y	3

Fund Summary as of February 29, 2020	iShares® MSCI World ETF

Investment Objective

The iShares MSCI World ETF (the “Fund”) seeks to track the investment results of an index composed of developed market equities, as represented by the MSCI World Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns
	6 Months	1 Year	5 Years	Since Inception	1 Year	5 Years	Since Inception
Fund NAV	0.98%	4.90%	6.18%	9.67%	4.90%	34.94%	111.86%
Fund Market	1.56	5.62	6.23	9.73	5.62	35.25	112.95
Index	0.88	4.63	5.88	9.45	4.63	33.09	108.52

The inception date of the Fund was 1/10/12. The first day of secondary market trading was 1/12/12.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 5 for more information.

Expense Example

Actual				Hypothetical 5% Return
Beginning Account Value (09/01/19)	Ending Account Value (02/29/20)	Expenses Paid During the Period	(a)	Beginning Account Value (09/01/19)	Ending Account Value (02/29/20)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$1,000.00	$1,009.80	$1.20		$1,000.00	$1,023.70	$1.21		0.24%

(a)	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 5 for more information.

Portfolio Information

ALLOCATION BY SECTOR
Sector	Percent of Total Investments	(a)
Information Technology	18.4%
Financials	15.1
Health Care	13.2
Industrials	10.7
Consumer Discretionary	10.4
Communication Services	8.6
Consumer Staples	8.3
Energy	4.2
Materials	4.1
Utilities	3.7
Real Estate	3.3
TEN LARGEST GEOGRAPHIC ALLOCATION
Country/Geographic Region	Percent of Total Investments	(a)
United States	63.4%
Japan	8.0
United Kingdom	5.1
France	3.7
Canada	3.5
Switzerland	3.2
Germany	2.8
Australia	2.4
Netherlands	1.3
Hong Kong	1.2

(a)	Excludes money market funds.

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About Fund Performance

Past performance is no guarantee of future results. Financial markets have experienced extreme volatility and trading in many instruments has been disrupted. These circumstances may continue for an extended period of time, and may continue to affect adversely the value and liquidity of the fund’s investments. As a result, current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at iShares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest ask on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of a fund may not trade in the secondary market until after the fund’s inception, for the period from inception to the first day of secondary market trading in shares of the fund, the NAV of the fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

As a shareholder of your Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The expense example, which is based on an investment of $1,000 invested at the beginning of the period (or from the commencement of operations if less than 6 months) and held through the end of the period, is intended to help you understand your ongoing costs (in dollars and cents) of investing in your Fund and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses – The table provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. To estimate the expenses that you paid on your account over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period.”

Hypothetical Example for Comparison Purposes – The table also provides information about hypothetical account values and hypothetical expenses based on your Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

A b o u t F u n d P e r f o r m a n c e / S h a r e h o l d e r E x p e n s e s	5

Schedule of Investments (unaudited)	iShares® MSCI Frontier 100 ETF
February 29, 2020	(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Bahrain — 9.2%
Ahli United Bank BSC	31,696,521	$33,561,022
Aluminium Bahrain BSC(a)	1,068,749	1,255,684
Bahrain Telecommunications Co. BSC	3,175,732	3,360,608
GFH Financial Group BSC	24,448,963	5,757,944
Ithmaar Holding BSC(a)(b)	7,341,331	535,006
		44,470,264
Bangladesh — 5.2%
Bangladesh Export Import Co. Ltd.	5,011,247	937,398
Beximco Pharmaceuticals Ltd.	2,589,856	2,224,229
BRAC Bank Ltd.(a)	5,246,700	2,290,030
City Bank Ltd. (The)	4,881,298	1,010,716
GrameenPhone Ltd.	847,360	2,735,478
LafargeHolcim Bangladesh Ltd.	3,262,335	1,692,576
National Bank Ltd.(a)	14,058,413	1,223,909
Olympic Industries Ltd.	1,066,833	2,301,849
Square Pharmaceuticals Ltd.	4,171,259	9,490,841
Summit Power Ltd.	3,326,394	1,557,535
		25,464,561
Jordan — 1.8%
Arab Bank PLC	606,150	4,744,898
Jordan Islamic Bank	376,232	1,565,422
Jordan Petroleum Refinery Co.	539,977	2,589,452
		8,899,772
Kazakhstan — 3.1%
Halyk Savings Bank of Kazakhstan JSC, GDR(c)	735,473	10,296,622
KCell JSC(c)(d)	262,890	1,572,082
NAC Kazatomprom JSC, GDR	274,822	3,339,088
		15,207,792
Kenya — 9.4%
East African Breweries Ltd.	3,051,671	5,857,580
Equity Group Holdings PLC/Kenya	21,362,366	9,551,848
KCB Group Ltd.	19,758,945	8,776,330
Safaricom PLC	77,377,294	21,332,278
		45,518,036
Kuwait — 28.5%
Agility Public Warehousing Co. KSC	2,892,584	7,515,047
ALAFCO Aviation Lease & Finance Co. KSCP	528,397	450,692
Alimtiaz Investment Group KSC	2,318,310	947,022
Boubyan Bank KSCP	1,233,723	2,568,240
Boubyan Petrochemicals Co. KSCP	1,161,956	2,396,060
Burgan Bank SAK	2,998,295	2,861,118
Gulf Bank KSCP	5,756,919	5,361,836
Humansoft Holding Co. KSC	284,948	2,970,536
Integrated Holding Co. KCSC	442,953	787,472
Jazeera Airways Co. KSC	304,214	999,134
Kuwait Finance House KSCP	10,152,385	26,343,117
Kuwait International Bank KSCP	2,766,886	2,477,538
Kuwait Projects Co. Holding KSCP	2,595,914	1,747,576
Mabanee Co. SAK	1,764,541	4,895,736
Mezzan Holding Co. KSCC	337,479	523,865
Mobile Telecommunications Co. KSC	6,775,867	12,400,280
National Bank of Kuwait SAKP	17,231,380	57,043,751
National Industries Group Holding SAK	3,264,949	2,443,377
National Real Estate Co. KPSC(a)	2,624,525	765,915
Warba Bank KSCP(a)	3,735,508	3,283,829
		138,782,141
Security	Shares	Value
Mauritius — 0.4%
Lighthouse Capital Ltd.	4,171,107	$2,121,149
Morocco — 11.1%
Attijariwafa Bank	315,954	16,252,862
Banque Centrale Populaire	157,070	4,423,472
Cosumar	197,399	4,513,032
Label Vie	6,845	2,262,046
Maroc Telecom	1,441,827	22,265,516
Societe d’Exploitation des Ports	147,312	3,237,795
TOTAL Maroc SA	8,777	1,108,213
		54,062,936
Nigeria — 8.0%
Access Bank PLC	127,318,423	2,854,439
Afriland Properties PLC(a)	8,020	44
Dangote Cement PLC	18,087,796	8,407,178
FBN Holdings PLC	127,257,099	1,635,293
Guaranty Trust Bank PLC	104,295,509	6,786,693
MTN Nigeria Communications PLC	17,524,883	5,270,642
Nestle Nigeria PLC	1,970,577	6,088,180
United Bank for Africa PLC	121,380,699	2,223,515
Zenith Bank PLC	110,689,197	5,598,770
		38,864,754
Oman — 2.7%
Bank Muscat SAOG	5,504,884	6,433,444
Bank Nizwa SAOG(a)	4,707,209	1,246,943
Oman Telecommunications Co. SAOG	1,428,514	2,493,082
Ooredoo	1,370,690	1,851,081
Sohar International Bank SAOG	3,007,794	867,070
		12,891,620
Romania — 7.7%
Banca Transilvania SA	28,848,870	15,396,416
BRD-Groupe Societe Generale SA	1,549,009	5,101,479
OMV Petrom SA	79,359,836	6,425,458
Societatea Energetica Electrica SA	1,016,529	2,318,434
Societatea Nationala de Gaze Naturale ROMGAZ SA	808,799	6,050,474
Transgaz SA Medias	30,758	2,083,481
		37,375,742
Sri Lanka — 1.2%
John Keells Holdings PLC	5,591,128	4,486,423
Sampath Bank PLC	1,626,925	1,426,186
		5,912,609
Vietnam — 11.1%
Bank for Foreign Trade of Vietnam JSC	889,665	3,154,270
Bank for Investment and Development of Vietnam JSC	523,600	1,025,076
Bao Viet Holdings	110,750	261,614
FLC Faros Construction JSC(a)	372,092	116,234
Ho Chi Minh City Development Joint Stock Commercial Bank(a)	421,810	504,553
Hoa Phat Group JSC(a)	3,834,532	3,687,526
Hoang Huy Investment Financial Services JSC	493,340	675,023
Kinh Bac City Development Share Holding Corp.	702,300	423,054
Masan Group Corp.(a)	1,179,950	2,487,739
No Va Land Investment Group Corp.(a)	681,489	1,568,765
PetroVietnam Drilling & Well Services JSC(a)	541,600	273,818
PetroVietnam Gas JSC	172,410	562,311
PetroVietnam Power Corp.(a)	1,287,370	545,613
PetroVietnam Technical Services Corp.	624,898	400,627
Saigon Beer Alcohol Beverage Corp.	188,010	1,310,513
Saigon Thuong Tin Commercial JSB(a)	1,162,309	580,129

6	2 0 2 0 i S h a r e s S e m i - A n n u a l R e p o r t t o S h a r e h o l d e r s

Schedule of Investments (unaudited) (continued)	iShares® MSCI Frontier 100 ETF
February 29, 2020	(Percentages shown are based on Net Assets)

Security	Shares	Value
Vietnam (continued)
SSI Securities Corp.	769,940	$526,744
Thanh Thanh Cong - Bien Hoa JSC	614,478	572,413
Viet Capital Securities JSC	335,890	375,764
Vietjet Aviation JSC	473,150	2,481,691
Vietnam Dairy Products JSC	1,760,338	7,915,121
Vietnam Electrical Equipment JSC(a)	686,821	543,759
Vietnam National Petroleum Group	227,910	506,009
Viglacera Corp. JSC(a)	636,940	498,787
Vincom Retail JSC	2,681,747	3,288,576
Vingroup JSC(a)	2,438,838	11,060,347
Vinh Hoan Corp.	267,520	356,832
Vinhomes JSC(e)	2,407,805	8,329,570
		54,032,478

Total Common Stocks — 99.4%
(Cost: $420,502,614)		483,603,854

Short-Term Investments

Money Market Funds — 0.0%
BlackRock Cash Funds: Institutional, SL Agency Shares, 1.74%(f)(g)(h)	6,111	6,115

Total Short-Term Investments — 0.0%
(Cost: $6,111)		6,115

Total Investments in Securities — 99.4%
(Cost: $420,508,725)		483,609,969

Other Assets, Less Liabilities — 0.6%		2,970,168

Net Assets — 100.0%		$486,580,137

(a)	Non-income producing security.
(b)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(c)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(d)	All or a portion of this security is on loan.
(e)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(f)	Affiliate of the Fund.
(g)	Annualized 7-day yield as of period-end.
(h)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the six months ended February 29, 2020, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated Issuer	Shares Held at 08/31/19	Net Activity	Shares Held at 02/29/20	Value at 02/29/20	Income		Net Realized Gain (Loss)	(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	5,535	576	6,111	$6,115	$185	(b)	$—		$1
BlackRock Cash Funds: Treasury, SL Agency Shares	—	—	—	—	3,525		—		—
				$6,115	$3,710		$—		$1

(a)	Includes realized capital gain distributions from an affiliated fund, if any.

(b)	Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

S c h e d u l e o f I n v e s t m e n t s	7

Schedule of Investments (unaudited) (continued)	iShares® MSCI Frontier 100 ETF
February 29, 2020

Fair Value Measurements (continued)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of February 29, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$483,068,804	$44	$535,006	$483,603,854
Money Market Funds	6,115	—	—	6,115
	$483,074,919	$44	$535,006	$483,609,969

See notes to financial statements.

8	2 0 2 0 i S h a r e s S e m i - A n n u a l R e p o r t t o S h a r e h o l d e r s

Schedule of Investments (unaudited)	iShares® MSCI World ETF
February 29, 2020	(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Australia — 2.3%
AGL Energy Ltd.	20,290	$250,389
APA Group	38,682	267,858
Aristocrat Leisure Ltd.	16,320	348,394
ASX Ltd.	6,221	297,375
Aurizon Holdings Ltd.	55,265	172,103
Australia & New Zealand Banking Group Ltd.	61,483	984,290
Bendigo & Adelaide Bank Ltd.	17,289	102,442
BHP Group Ltd.	66,802	1,447,172
BHP Group PLC	50,844	921,153
BlueScope Steel Ltd.	15,979	121,775
Brambles Ltd.	38,676	298,239
Cochlear Ltd.	2,179	291,645
Coles Group Ltd.	28,060	257,083
Commonwealth Bank of Australia	40,726	2,147,386
Computershare Ltd.	17,669	174,527
Crown Resorts Ltd.	11,911	78,025
CSL Ltd.	10,747	2,144,149
Dexus	33,413	261,963
Fortescue Metals Group Ltd.	41,540	269,972
Goodman Group	55,580	536,811
GPT Group (The)	76,968	286,833
Incitec Pivot Ltd.	63,373	111,547
Insurance Australia Group Ltd.	58,653	241,269
James Hardie Industries PLC	15,340	279,208
Lendlease Group	28,841	327,834
Macquarie Group Ltd.	7,383	641,816
Medibank Pvt Ltd.	77,599	141,590
Mirvac Group	156,127	306,015
National Australia Bank Ltd.	63,581	1,028,945
Newcrest Mining Ltd.	21,550	365,422
Oil Search Ltd.	41,154	145,672
Orica Ltd.	11,911	152,056
Origin Energy Ltd.	53,085	238,901
QBE Insurance Group Ltd.	33,079	289,843
Ramsay Health Care Ltd.	4,223	185,176
Rio Tinto Ltd.	8,649	486,656
Santos Ltd.	50,207	221,094
Scentre Group	165,699	369,647
Sonic Healthcare Ltd.	14,072	261,300
South32 Ltd.	130,558	186,874
Stockland	70,888	215,271
Suncorp Group Ltd.	33,318	243,603
Sydney Airport	30,290	151,744
Tabcorp Holdings Ltd.	57,305	140,031
Telstra Corp. Ltd.	110,490	244,348
Transurban Group	70,946	679,275
Treasury Wine Estates Ltd.	24,423	173,686
Vicinity Centres	103,300	143,862
Wesfarmers Ltd.	24,032	629,857
Westpac Banking Corp.	78,152	1,191,184
Woodside Petroleum Ltd.	19,823	356,842
Woolworths Group Ltd.	30,091	752,765
		22,562,917
Austria — 0.1%
ANDRITZ AG	3,001	105,223
Erste Group Bank AG	8,484	289,176
OMV AG	5,164	214,700
Security	Shares	Value
Austria (continued)
Raiffeisen Bank International AG	4,098	$84,064
		693,163
Belgium — 0.3%
Ageas	6,428	295,708
Anheuser-Busch InBev SA/NV	16,760	933,940
Colruyt SA	1,726	79,287
Galapagos NV(a)(b)	1,284	264,170
Groupe Bruxelles Lambert SA	3,025	272,072
KBC Group NV	4,716	310,921
Proximus SADP	5,273	129,512
Solvay SA	1,748	157,601
UCB SA	3,593	329,789
Umicore SA(b)	9,431	391,277
		3,164,277
Canada — 3.5%
Agnico Eagle Mines Ltd.	7,545	357,985
Alimentation Couche-Tard Inc., Class B	21,349	648,255
Bank of Montreal	14,814	1,006,582
Bank of Nova Scotia (The)	27,620	1,444,837
Barrick Gold Corp.	44,944	857,129
Bausch Health Companies Inc.(a)	7,972	176,621
BCE Inc.	3,597	157,964
BlackBerry Ltd.(a)	23,031	118,900
Bombardier Inc., Class B(a)	58,127	41,570
Brookfield Asset Management Inc., Class A	20,180	1,206,726
Cameco Corp.	13,547	117,168
Canadian Imperial Bank of Commerce	10,491	798,421
Canadian National Railway Co.	18,024	1,527,881
Canadian Natural Resources Ltd.	29,006	746,569
Canadian Pacific Railway Ltd.	3,488	864,419
Canadian Tire Corp. Ltd., Class A, NVS	2,266	222,810
Canadian Utilities Ltd., Class A, NVS	9,690	286,726
Canopy Growth Corp.(a)(b)	5,493	102,998
CGI Inc.(a)	6,218	436,860
CI Financial Corp.	12,520	207,897
Constellation Software Inc.	586	596,949
Dollarama Inc.	8,467	248,898
Emera Inc.	5,614	236,546
Enbridge Inc.	46,929	1,746,618
Fairfax Financial Holdings Ltd.	692	298,075
First Quantum Minerals Ltd.	18,334	135,489
Fortis Inc.	12,355	499,962
Franco-Nevada Corp.	4,748	509,693
George Weston Ltd.	3,781	284,628
Gildan Activewear Inc.	7,171	173,672
Great-West Lifeco Inc.	6,218	146,238
Husky Energy Inc.	12,584	59,904
IGM Financial Inc.	4,977	132,698
Imperial Oil Ltd.	7,854	171,959
Intact Financial Corp.	3,278	355,285
Inter Pipeline Ltd.	17,570	259,947
Kirkland Lake Gold Ltd.	6,704	216,200
Loblaw Companies Ltd.	3,991	197,714
Magna International Inc.	7,525	342,461
Manulife Financial Corp.	43,564	732,152
Metro Inc.	9,324	363,138
National Bank of Canada	9,648	501,465
Nutrien Ltd.	13,697	553,553
Onex Corp.	4,659	261,558

S c h e d u l e o f I n v e s t m e n t s	9

Schedule of Investments (unaudited) (continued)	iShares® MSCI World ETF
February 29, 2020	(Percentages shown are based on Net Assets)

Security	Shares	Value
Canada (continued)
Open Text Corp.	7,644	$320,030
Pembina Pipeline Corp.	13,918	501,311
Power Corp. of Canada	14,794	326,992
PrairieSky Royalty Ltd.	12,157	112,754
Restaurant Brands International Inc.	6,113	360,263
RioCan REIT	21,211	396,141
Rogers Communications Inc., Class B, NVS	9,534	436,873
Royal Bank of Canada	32,870	2,444,283
Saputo Inc.	8,694	241,970
Shaw Communications Inc., Class B, NVS	13,625	235,787
Shopify Inc., Class A(a)	2,572	1,194,116
Sun Life Financial Inc.	12,964	560,049
Suncor Energy Inc.	37,461	1,032,281
TC Energy Corp.	21,248	1,107,394
Teck Resources Ltd., Class B	12,027	120,955
TELUS Corp.	10,405	375,475
Thomson Reuters Corp.	5,040	374,372
Toronto-Dominion Bank (The)	42,820	2,202,326
Waste Connections Inc.	7,614	734,675
Wheaton Precious Metals Corp.	11,273	320,550
		33,751,717
Denmark — 0.6%
AP Moller - Maersk A/S, Class A	173	162,621
Carlsberg A/S, Class B	3,152	411,238
Coloplast A/S, Class B	3,908	519,753
Demant A/S(a)(b)	5,358	162,634
DSV Panalpina A/S	6,380	639,393
Genmab A/S(a)	1,777	397,550
Novo Nordisk A/S, Class B	44,312	2,578,025
Novozymes A/S, Class B	7,119	359,029
Orsted A/S(c)	4,448	454,663
Vestas Wind Systems A/S	5,180	494,461
		6,179,367
Finland — 0.4%
Elisa OYJ	5,588	318,815
Fortum OYJ	12,257	259,580
Kone OYJ, Class B	8,274	463,517
Metso OYJ	4,766	152,973
Neste OYJ.	11,022	431,740
Nokia OYJ	127,333	481,848
Nordea Bank Abp	66,224	516,945
Sampo OYJ, Class A	10,360	419,692
Stora Enso OYJ, Class R	23,760	279,522
UPM-Kymmene OYJ	16,700	508,682
Wartsila OYJ Abp	13,419	138,616
		3,971,930
France — 3.7%
Accor SA	5,378	192,997
Air Liquide SA	11,193	1,511,049
Airbus SE	13,442	1,596,135
Alstom SA	8,675	423,947
Atos SE	3,489	257,927
AXA SA	45,984	1,058,460
BNP Paribas SA	26,676	1,282,999
Bollore SA	49,257	167,946
Bouygues SA	8,254	321,683
Bureau Veritas SA	8,485	205,514
Capgemini SE	3,908	425,926
Carrefour SA	15,542	267,093
Security	Shares	Value
France (continued)
Cie. de Saint-Gobain	14,678	$509,488
Cie. Generale des Etablissements Michelin SCA	4,433	468,634
Credit Agricole SA	27,832	330,484
Danone SA	14,447	1,011,192
Dassault Systemes SE	3,272	510,366
Edenred	7,119	368,863
Electricite de France SA	16,800	232,335
Engie SA	39,635	654,362
EssilorLuxottica SA	7,198	973,307
Eutelsat Communications SA	6,746	90,700
Getlink SE	19,602	313,934
Hermes International	811	561,231
Iliad SA(b)	783	108,629
Ingenico Group SA	1,956	274,909
Ipsen SA	1,416	91,147
Kering SA	1,883	1,046,187
Klepierre SA	7,082	210,195
Legrand SA	7,119	539,727
L’Oreal SA	5,905	1,563,209
LVMH Moet Hennessy Louis Vuitton SE	6,567	2,675,133
Orange SA	43,354	580,514
Pernod Ricard SA	4,850	779,943
Peugeot SA	13,497	259,525
Publicis Groupe SA	5,278	202,801
Renault SA	4,447	129,423
Safran SA	7,752	1,056,734
Sanofi	26,231	2,418,311
Schneider Electric SE	12,350	1,227,710
SCOR SE	4,538	162,005
SES SA	9,744	111,100
Societe Generale SA	17,604	494,837
Sodexo SA	2,581	245,916
STMicroelectronics NV	18,966	508,538
Suez	13,612	213,516
Teleperformance	1,735	418,897
Thales SA	3,278	326,945
TOTAL SA	56,105	2,365,303
Ubisoft Entertainment SA(a)	2,847	210,717
Unibail-Rodamco-Westfield	3,557	425,883
Unibail-Rodamco-Westfield, New	510	61,063
Valeo SA	6,536	163,548
Veolia Environnement SA	13,503	384,603
Vinci SA	12,567	1,255,908
Vivendi SA	20,895	528,357
Worldline SA(a)(c)	4,504	340,630
		35,118,435
Germany — 2.6%
adidas AG	4,328	1,191,137
Allianz SE, Registered	9,849	2,107,469
BASF SE	21,522	1,254,855
Bayer AG, Registered	22,083	1,581,803
Bayerische Motoren Werke AG	7,122	461,019
Beiersdorf AG	3,963	413,114
Brenntag AG	5,588	248,042
Commerzbank AG	29,470	168,687
Continental AG	2,494	278,391
Daimler AG, Registered	20,247	834,901
Deutsche Bank AG, Registered	49,571	429,021
Deutsche Boerse AG	5,145	802,799
Deutsche Lufthansa AG, Registered	7,421	95,292

10	2 0 2 0 i S h a r e s S e m i - A n n u a l R e p o r t t o S h a r e h o l d e r s

Schedule of Investments (unaudited) (continued)	iShares® MSCI World ETF
February 29, 2020	(Percentages shown are based on Net Assets)

Security	Shares	Value
Germany (continued)
Deutsche Post AG, Registered	23,755	$707,660
Deutsche Telekom AG, Registered	74,689	1,210,613
Deutsche Wohnen SE	8,259	330,769
E.ON SE	55,121	631,512
Fresenius Medical Care AG & Co. KGaA	5,693	433,491
Fresenius SE & Co. KGaA	9,311	433,806
GEA Group AG	5,378	141,425
Hannover Rueck SE	1,632	288,620
HeidelbergCement AG	4,118	243,541
Henkel AG & Co. KGaA	3,001	253,332
Infineon Technologies AG	29,918	617,635
LANXESS AG	3,803	197,633
Merck KGaA	3,803	455,546
MTU Aero Engines AG	1,397	338,672
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Registered	3,383	857,294
Puma SE	3,750	285,048
QIAGEN NV(a)	11,608	423,327
RWE AG	15,647	535,561
SAP SE	23,564	2,887,604
Siemens AG, Registered	17,184	1,759,221
Symrise AG	3,272	316,786
thyssenkrupp AG(a)(b)	11,491	109,839
TUI AG	13,862	106,236
United Internet AG, Registered(d)	3,646	108,174
Vonovia SE	13,763	734,431
Wirecard AG(b)	2,910	367,436
Zalando SE(a)(c)	6,027	261,703
		24,903,445
Hong Kong — 1.2%
AIA Group Ltd.	285,200	2,814,287
ASM Pacific Technology Ltd.	21,400	253,596
Bank of East Asia Ltd. (The)(b)	96,600	205,272
BeiGene Ltd., ADR(a)(b)	1,057	167,376
BOC Hong Kong Holdings Ltd.	108,500	372,431
CK Asset Holdings Ltd.	62,000	387,448
CK Hutchison Holdings Ltd.	63,500	552,861
CLP Holdings Ltd.	54,000	566,813
Galaxy Entertainment Group Ltd.	49,000	323,500
Hang Seng Bank Ltd.	22,200	462,912
Hong Kong & China Gas Co. Ltd.	324,590	624,768
Hong Kong Exchanges & Clearing Ltd.	26,500	869,839
Jardine Matheson Holdings Ltd.	4,800	261,120
Link REIT	54,000	500,292
Melco Resorts & Entertainment Ltd., ADR	19,321	335,026
MTR Corp. Ltd.	76,500	430,451
New World Development Co. Ltd.	174,333	224,151
Sands China Ltd.	63,200	293,980
Sun Hung Kai Properties Ltd.	41,000	582,930
Techtronic Industries Co. Ltd.	31,500	254,852
WH Group Ltd.(c)	300,000	304,887
Wynn Macau Ltd.	136,000	273,988
		11,062,780
Ireland — 0.6%
AIB Group PLC	22,581	52,039
Bank of Ireland Group PLC	36,627	135,022
CRH PLC(a)	20,877	698,748
Flutter Entertainment PLC	2,469	260,305
Kerry Group PLC, Class A	5,492	693,759
Security	Shares	Value
Ireland (continued)
Linde PLC	13,100	$2,502,231
Smurfit Kappa Group PLC	7,814	259,387
Trane Technologies PLC	6,641	856,954
		5,458,445
Israel — 0.2%
Bank Hapoalim BM	64,031	500,122
Check Point Software Technologies Ltd.(a)(b)	2,997	311,089
Nice Ltd.(a)	3,701	591,498
Teva Pharmaceutical Industries Ltd., ADR(a)(b)	29,266	337,437
Wix.com Ltd.(a)	1,712	229,459
		1,969,605
Italy — 0.7%
Assicurazioni Generali SpA	24,570	438,840
Atlantia SpA	14,552	309,862
CNH Industrial NV	29,335	269,062
Enel SpA	187,162	1,557,535
Eni SpA	56,735	695,373
Ferrari NV	3,158	491,023
FinecoBank Banca Fineco SpA	9,254	96,507
Intesa Sanpaolo SpA	367,463	887,402
Leonardo SpA	3,996	40,549
Mediobanca Banca di Credito Finanziario SpA	21,121	190,011
Snam SpA.	83,470	409,935
Telecom Italia SpA/Milano(a)	735,215	403,879
Tenaris SA	15,561	139,615
Terna Rete Elettrica Nazionale SpA	79,032	520,008
UniCredit SpA	46,492	589,236
		7,038,837
Japan — 7.9%
Aeon Co. Ltd.	17,000	317,494
Aisin Seiki Co. Ltd.	12,700	412,089
Ajinomoto Co. Inc.	28,100	472,046
Alfresa Holdings Corp.	5,200	91,403
Alps Alpine Co. Ltd.	10,700	164,570
ANA Holdings Inc.	10,700	288,418
Asahi Group Holdings Ltd.	10,700	411,672
Asahi Kasei Corp.	35,200	293,929
Astellas Pharma Inc.	47,700	751,331
Bridgestone Corp.	10,700	357,708
Canon Inc.	28,000	709,572
Casio Computer Co. Ltd.	15,500	266,847
Central Japan Railway Co.	3,000	494,507
Chubu Electric Power Co. Inc.	28,100	366,669
Chugai Pharmaceutical Co. Ltd.	4,700	510,457
Chugoku Electric Power Co. Inc. (The)	28,100	374,094
Coca-Cola Bottlers Japan Holdings Inc.	11,400	262,634
Concordia Financial Group Ltd.	58,500	201,752
Daifuku Co. Ltd.	5,000	297,594
Dai-ichi Life Holdings Inc.	32,400	444,105
Daiichi Sankyo Co. Ltd.	13,100	800,343
Daikin Industries Ltd.	4,500	614,310
Daito Trust Construction Co. Ltd.	1,600	162,796
Daiwa House Industry Co. Ltd.	17,500	483,394
Denso Corp.	10,800	422,528
Dentsu Group Inc.	5,100	132,955
East Japan Railway Co.	7,200	555,294
Eisai Co. Ltd.	5,300	392,150
FANUC Corp.	4,100	683,048
Fast Retailing Co. Ltd.	1,100	544,977

S c h e d u l e o f I n v e s t m e n t s	11

Schedule of Investments (unaudited) (continued)	iShares® MSCI World ETF
February 29, 2020	(Percentages shown are based on Net Assets)

Security	Shares	Value
Japan (continued)
Fuji Electric Co. Ltd.	3,600	$98,890
FUJIFILM Holdings Corp.	10,800	528,360
Fujitsu Ltd.	4,000	415,705
Hakuhodo DY Holdings Inc.	17,500	204,260
Hamamatsu Photonics KK	6,100	236,671
Hikari Tsushin Inc.	600	113,976
Hitachi Ltd.	21,400	721,567
Honda Motor Co. Ltd.	42,800	1,110,820
Hoya Corp.	10,800	962,103
Hulic Co. Ltd.	28,200	315,817
Idemitsu Kosan Co. Ltd.	4,800	118,281
Iida Group Holdings Co. Ltd.	21,500	290,813
Inpex Corp.	32,100	277,626
ITOCHU Corp.	35,000	798,707
Japan Airlines Co. Ltd.	12,600	312,824
Japan Exchange Group Inc.	28,200	474,510
Japan Retail Fund Investment Corp.	175	332,754
Japan Tobacco Inc.	28,000	556,548
JFE Holdings Inc.	15,900	147,701
JGC Holdings Corp.	12,000	147,406
JTEKT Corp.	32,200	314,343
JXTG Holdings Inc.	111,500	448,626
Kansai Electric Power Co. Inc. (The)	22,200	239,669
Kao Corp.	10,700	780,490
KDDI Corp.	42,800	1,213,391
Keyence Corp.	3,800	1,212,237
Kikkoman Corp.	3,300	153,275
Kirin Holdings Co. Ltd.	21,400	411,672
Komatsu Ltd.	21,400	433,000
Konami Holdings Corp.	2,800	101,108
Konica Minolta Inc.	22,000	119,520
Kose Corp.	900	107,968
Kubota Corp.	26,200	369,931
Kuraray Co. Ltd.	22,500	234,460
Kyocera Corp.	10,700	674,150
Kyushu Electric Power Co. Inc.	21,400	155,146
LIXIL Group Corp.	11,900	178,723
M3 Inc.	10,900	281,532
Makita Corp.	7,300	252,774
Marubeni Corp.	56,700	376,791
Marui Group Co. Ltd.	10,700	208,911
Mazda Motor Corp.	21,400	148,797
MEIJI Holdings Co. Ltd.	2,500	149,261
MINEBEA MITSUMI Inc.	17,400	307,139
Mitsubishi Chemical Holdings Corp.	45,400	305,697
Mitsubishi Corp.	32,100	800,528
Mitsubishi Electric Corp.	45,500	578,320
Mitsubishi Estate Co. Ltd.	32,400	553,892
Mitsubishi Heavy Industries Ltd.	10,800	342,328
Mitsubishi Motors Corp.	45,800	152,433
Mitsubishi UFJ Financial Group Inc.	300,800	1,483,294
Mitsubishi UFJ Lease & Finance Co. Ltd.	58,700	335,771
Mitsui & Co. Ltd.	42,800	707,679
Mitsui Fudosan Co. Ltd.	28,100	645,416
Mizuho Financial Group Inc.	680,400	931,044
MS&AD Insurance Group Holdings Inc.	12,400	400,400
Murata Manufacturing Co. Ltd.	13,000	689,501
Nagoya Railroad Co. Ltd.	10,800	282,253
NEC Corp.	8,600	322,106
Nexon Co. Ltd.	13,300	211,710
Security	Shares	Value
Japan (continued)
Nidec Corp.	4,700	$556,863
Nintendo Co. Ltd.	2,200	739,758
Nippon Paint Holdings Co. Ltd.	4,100	187,202
Nippon Steel Corp.	21,447	241,780
Nippon Telegraph & Telephone Corp.	25,600	600,336
Nissan Motor Co. Ltd.	55,900	240,256
Nitori Holdings Co. Ltd.	1,700	235,855
Nitto Denko Corp.	3,500	175,868
Nomura Holdings Inc.	99,600	442,759
Nomura Real Estate Master Fund Inc.	175	277,917
Nomura Research Institute Ltd.	21,400	467,223
NTT Data Corp.	32,100	384,194
NTT DOCOMO Inc.	32,100	871,207
Odakyu Electric Railway Co. Ltd.	13,400	258,894
Olympus Corp.	32,600	592,975
Omron Corp.	3,800	205,739
Oriental Land Co. Ltd.	3,600	409,345
ORIX Corp.	32,100	518,409
Orix JREIT Inc.	214	406,712
Otsuka Corp.	10,700	457,799
Otsuka Holdings Co. Ltd.	10,800	408,511
Pan Pacific International Holdings Corp.	21,400	354,732
Panasonic Corp.	53,500	511,118
Rakuten Inc.	32,100	268,728
Recruit Holdings Co. Ltd.	32,100	1,118,359
Resona Holdings Inc.	79,700	302,352
Ricoh Co. Ltd.	18,400	171,437
Sankyo Co. Ltd.	10,700	351,657
Santen Pharmaceutical Co. Ltd.	22,800	366,102
Secom Co. Ltd.	4,300	341,839
Sekisui House Ltd.	22,400	439,631
Seven & i Holdings Co. Ltd.	17,500	599,638
Seven Bank Ltd.	46,400	122,168
Shin-Etsu Chemical Co. Ltd.	10,700	1,204,761
Shionogi & Co. Ltd.	10,700	579,813
Shiseido Co. Ltd.	10,700	636,653
SMC Corp.	1,200	479,154
Softbank Corp.	42,800	560,469
SoftBank Group Corp.	38,600	1,793,926
Sompo Holdings Inc.	10,800	402,103
Sony Corp.	32,100	1,967,395
Subaru Corp.	21,400	519,699
Sumitomo Chemical Co. Ltd.	58,500	213,141
Sumitomo Corp.	32,100	459,634
Sumitomo Electric Industries Ltd.	28,000	334,993
Sumitomo Metal Mining Co. Ltd.	13,600	338,597
Sumitomo Mitsui Financial Group Inc.	32,100	1,036,818
Sumitomo Mitsui Trust Holdings Inc.	10,800	370,463
Sumitomo Realty & Development Co. Ltd.	4,900	153,180
Suzuki Motor Corp.	10,800	434,243
Sysmex Corp.	4,000	256,580
T&D Holdings Inc.	21,400	211,292
Takeda Pharmaceutical Co. Ltd.	35,926	1,253,322
TDK Corp.	1,900	184,073
Terumo Corp.	21,600	696,471
Toho Co. Ltd.	3,200	98,642
Tokio Marine Holdings Inc.	16,400	881,995
Tokyo Electric Power Co. Holdings Inc.(a)	48,100	182,830
Tokyo Electron Ltd.	3,300	683,007
Tokyo Gas Co. Ltd.	21,400	433,099

12	2 0 2 0 i S h a r e s S e m i - A n n u a l R e p o r t t o S h a r e h o l d e r s

Schedule of Investments (unaudited) (continued)	iShares® MSCI World ETF
February 29, 2020	(Percentages shown are based on Net Assets)

Security	Shares	Value
Japan (continued)
Tokyu Corp.	21,400	$328,544
Tokyu Fudosan Holdings Corp.	43,000	271,478
Toray Industries Inc.	38,600	223,552
Toshiba Corp.	13,600	368,794
Tosoh Corp.	25,100	344,626
Toyota Motor Corp.	53,500	3,534,923
Unicharm Corp.	10,800	350,238
United Urban Investment Corp.	214	342,432
USS Co. Ltd.	21,400	338,464
West Japan Railway Co.	3,400	240,126
Yakult Honsha Co. Ltd.	6,800	311,111
Yamada Denki Co. Ltd.	42,800	205,935
Yamaha Corp.	3,800	186,715
Yamaha Motor Co. Ltd.	6,800	108,936
Yaskawa Electric Corp.	10,700	335,785
Yokogawa Electric Corp.	10,800	173,917
Z Holdings Corp.	123,100	448,508
		76,169,111
Netherlands — 1.3%
Aegon NV	43,144	145,539
AerCap Holdings NV(a)	4,433	230,871
Akzo Nobel NV	4,979	394,601
Altice Europe NV(a)	17,548	93,352
ArcelorMittal SA	15,752	222,098
ASML Holding NV	9,866	2,688,735
Heineken Holding NV	4,124	361,495
Heineken NV	5,483	543,377
ING Groep NV	90,255	853,501
Koninklijke Ahold Delhaize NV	29,907	695,791
Koninklijke DSM NV	5,064	565,989
Koninklijke KPN NV	95,446	230,759
Koninklijke Philips NV	23,035	979,724
NN Group NV	6,746	228,529
NXP Semiconductors NV	7,534	856,540
Prosus NV(a)	11,488	803,451
Randstad NV	3,541	181,684
Unilever NV	32,267	1,687,651
Wolters Kluwer NV	5,258	383,041
		12,146,728
New Zealand — 0.1%
a2 Milk Co. Ltd.(a)	26,566	268,584
Fisher & Paykel Healthcare Corp. Ltd.	18,618	297,703
Fletcher Building Ltd.	40,371	129,958
Spark New Zealand Ltd.	85,017	239,139
		935,384
Norway — 0.2%
DNB ASA	25,712	423,204
Equinor ASA	22,428	334,462
Norsk Hydro ASA	40,032	112,677
Orkla ASA	29,566	247,283
Telenor ASA	18,357	291,388
Yara International ASA	6,218	223,858
		1,632,872
Portugal — 0.1%
EDP - Energias de Portugal SA	77,318	358,404
Galp Energia SGPS SA	15,746	213,954
		572,358
Singapore — 0.4%
Ascendas REIT	198,023	434,155
Security	Shares	Value
Singapore (continued)
CapitaLand Ltd.	121,000	$306,033
CapitaLand Mall Trust	182,000	296,009
DBS Group Holdings Ltd.	38,600	666,795
Genting Singapore Ltd.	208,200	121,576
Keppel Corp. Ltd.	58,300	264,829
Oversea-Chinese Banking Corp. Ltd.	66,600	505,811
Singapore Exchange Ltd.	3,400	20,682
Singapore Press Holdings Ltd.(b)	3,700	5,010
Singapore Telecommunications Ltd.	205,600	441,929
United Overseas Bank Ltd.	21,500	377,101
Venture Corp. Ltd.	14,300	168,543
Wilmar International Ltd.	78,800	224,143
		3,832,616
Spain — 0.9%
ACS Actividades de Construccion y Servicios SA	8,478	250,045
Aena SME SA(c)	2,161	344,194
Amadeus IT Group SA	11,257	785,193
Banco Bilbao Vizcaya Argentaria SA	153,973	733,101
Banco de Sabadell SA	163,952	142,490
Banco Santander SA	387,818	1,417,297
Bankia SA	43,024	67,581
Bankinter SA	27,888	163,583
CaixaBank SA	87,655	223,477
Enagas SA	2,268	58,296
Endesa SA	14,024	357,850
Ferrovial SA	15,492	440,405
Iberdrola SA	156,586	1,775,059
Industria de Diseno Textil SA	25,828	798,069
Naturgy Energy Group SA	10,280	237,472
Red Electrica Corp. SA	5,764	109,819
Repsol SA	34,090	379,330
Telefonica SA	102,635	604,283
		8,887,544
Sweden — 0.8%
Alfa Laval AB	9,639	214,850
Assa Abloy AB, Class B	25,082	555,964
Atlas Copco AB, Class A	13,547	473,826
Atlas Copco AB, Class B	11,596	353,797
Boliden AB	8,268	169,196
Electrolux AB, Series B	7,014	140,676
Epiroc AB, Class A	13,547	154,472
Epiroc AB, Class B	11,596	128,278
Essity AB, Class B	14,492	429,897
Hennes & Mauritz AB, Class B	19,497	348,630
Hexagon AB, Class B	7,329	387,499
Investor AB, Class B	10,336	508,852
Kinnevik AB, Class B	11,395	228,603
Lundin Petroleum AB	6,458	179,317
Millicom International Cellular SA, SDR	3,880	176,329
Sandvik AB	32,250	526,905
Skandinaviska Enskilda Banken AB, Class A	32,764	309,016
Skanska AB, Class B	14,935	321,804
SKF AB, Class B	20,501	355,248
Svenska Handelsbanken AB, Class A	33,289	331,273
Swedbank AB, Class A	18,530	276,657
Swedish Match AB	4,838	279,249
Telefonaktiebolaget LM Ericsson, Class B	66,396	525,136
Telia Co. AB	55,647	217,707

S c h e d u l e o f I n v e s t m e n t s	13

Schedule of Investments (unaudited) (continued)	iShares® MSCI World ETF
February 29, 2020	(Percentages shown are based on Net Assets)

Security	Shares	Value
Sweden (continued)
Volvo AB, Class B	33,975	$521,447
		8,114,628
Switzerland — 3.2%
ABB Ltd., Registered	44,681	960,599
Adecco Group AG, Registered	4,328	229,736
Alcon Inc.(a)	9,905	603,336
Baloise Holding AG, Registered	2,371	379,428
Chocoladefabriken Lindt & Spruengli AG, Participation Certificates, NVS	19	147,807
Cie. Financiere Richemont SA, Registered	12,331	833,150
Coca-Cola HBC AG	5,632	177,973
Credit Suisse Group AG, Registered	60,475	675,381
Geberit AG, Registered	1,216	601,750
Givaudan SA, Registered	175	543,468
Julius Baer Group Ltd.	7,651	317,833
Kuehne + Nagel International AG, Registered	2,629	381,741
LafargeHolcim Ltd., Registered	11,590	535,347
Lonza Group AG, Registered	1,954	771,951
Nestle SA, Registered	70,008	7,149,430
Novartis AG, Registered	50,740	4,259,130
Partners Group Holding AG	690	592,376
Roche Holding AG, NVS	16,597	5,310,285
Schindler Holding AG, Participation Certificates, NVS	1,216	269,468
Schindler Holding AG, Registered	1,183	253,234
Sika AG, Registered	2,521	446,407
Sonova Holding AG, Registered	1,630	386,977
Swatch Group AG (The), Bearer	1,006	230,623
Swiss Life Holding AG, Registered	1,111	503,419
Swiss Prime Site AG, Registered	3,712	444,849
Swiss Re AG	6,218	588,685
Swisscom AG, Registered	672	356,567
Temenos AG, Registered(a)	2,060	292,097
UBS Group AG, Registered	96,760	1,059,617
Zurich Insurance Group AG	3,317	1,271,011
		30,573,675
United Kingdom — 5.1%
3i Group PLC	27,108	349,021
Admiral Group PLC	6,536	176,319
Amcor PLC(a)	32,764	305,360
Anglo American PLC	24,177	553,331
Antofagasta PLC	16,172	155,337
Aptiv PLC	6,131	478,892
Ashtead Group PLC	12,563	383,356
Associated British Foods PLC	9,429	271,585
AstraZeneca PLC	31,382	2,723,324
Auto Trader Group PLC(c)	47,013	312,018
Aviva PLC	91,179	408,552
BAE Systems PLC	77,282	600,566
Barclays PLC	395,052	750,542
BP PLC	473,397	2,395,402
British American Tobacco PLC	53,531	2,093,990
British Land Co. PLC (The)	34,998	223,962
BT Group PLC	190,682	344,927
Bunzl PLC	11,405	272,414
Burberry Group PLC	11,071	233,185
Capri Holdings Ltd.(a)	4,335	111,930
Carnival PLC	7,181	223,345
Coca-Cola European Partners PLC	6,112	311,468
Compass Group PLC	35,797	782,101
Security	Shares	Value
United Kingdom (continued)
Croda International PLC	6,243	$363,145
Diageo PLC	55,475	1,959,585
Experian PLC	24,452	809,236
Ferguson PLC	5,484	472,118
Fiat Chrysler Automobiles NV.	26,564	328,033
G4S PLC	50,622	110,665
GlaxoSmithKline PLC	112,248	2,239,796
Glencore PLC	229,469	566,447
GVC Holdings PLC	14,124	142,449
HSBC Holdings PLC	469,456	3,141,496
Imperial Brands PLC	21,348	423,960
Informa PLC	34,373	299,605
InterContinental Hotels Group PLC	5,476	300,903
Intertek Group PLC	6,218	418,557
ITV PLC	127,485	189,786
J Sainsbury PLC	55,771	139,445
Johnson Matthey PLC	9,264	297,124
Kingfisher PLC	53,518	129,437
Land Securities Group PLC	17,984	191,716
Legal & General Group PLC	129,957	431,585
Lloyds Banking Group PLC	1,648,827	1,057,236
London Stock Exchange Group PLC	8,686	840,529
M&G PLC(a)	75,806	192,492
Marks & Spencer Group PLC	55,664	112,622
Meggitt PLC	26,966	186,685
Melrose Industries PLC	136,571	365,282
Micro Focus International PLC	10,423	98,612
National Grid PLC	81,999	1,029,359
Next PLC	3,803	295,438
NMC Health PLC	2,944	35,287
Ocado Group PLC(a)	11,128	151,235
Pearson PLC	19,908	141,789
Prudential PLC	58,686	949,739
Reckitt Benckiser Group PLC	17,036	1,244,895
RELX PLC	49,335	1,176,817
Rio Tinto PLC	30,412	1,401,537
Rolls-Royce Holdings PLC	42,409	335,848
Royal Bank of Scotland Group PLC	124,893	284,993
Royal Dutch Shell PLC, Class A	95,896	2,035,016
Royal Dutch Shell PLC, Class B	92,275	1,960,768
RSA Insurance Group PLC	31,245	207,049
Sage Group PLC (The)	34,511	300,544
Segro PLC	38,844	407,442
Severn Trent PLC	8,904	280,347
Smith & Nephew PLC	21,655	481,006
Smiths Group PLC	14,177	277,600
SSE PLC	25,714	502,193
Standard Chartered PLC	70,767	508,538
Taylor Wimpey PLC	135,510	349,982
Tesco PLC	231,252	674,940
Unilever PLC	29,343	1,562,909
United Utilities Group PLC	21,445	258,633
Vodafone Group PLC	636,075	1,091,620
Weir Group PLC (The)	13,544	225,848
Whitbread PLC	4,748	236,156
WPP PLC	31,954	307,254
		48,984,255
United States — 63.1%
3M Co.	13,386	1,997,727
Abbott Laboratories	41,637	3,207,298

14	2 0 2 0 i S h a r e s S e m i - A n n u a l R e p o r t t o S h a r e h o l d e r s

Schedule of Investments (unaudited) (continued)	iShares® MSCI World ETF
February 29, 2020	(Percentages shown are based on Net Assets)

Security	Shares	Value
United States (continued)
AbbVie Inc.	34,923	$2,993,250
ABIOMED Inc.(a)	1,111	166,939
Accenture PLC, Class A	15,329	2,768,264
Activision Blizzard Inc.	18,791	1,092,321
Acuity Brands Inc.	1,645	169,205
Adobe Inc.(a)	12,026	4,150,413
Advance Auto Parts Inc.	1,844	245,215
Advanced Micro Devices Inc.(a)	23,914	1,087,609
AES Corp./VA	18,089	302,629
Aflac Inc.	17,604	754,331
Agilent Technologies Inc.	7,943	612,167
AGNC Investment Corp.	19,368	330,031
Air Products & Chemicals Inc.	5,278	1,159,102
Akamai Technologies Inc.(a)	5,075	439,038
Albemarle Corp.	2,902	237,529
Alexandria Real Estate Equities Inc.	1,605	243,767
Alexion Pharmaceuticals Inc.(a)	5,378	505,693
Align Technology Inc.(a)	1,871	408,533
Alleghany Corp.(a)	398	267,556
Allergan PLC	8,069	1,538,516
Alliance Data Systems Corp.	1,321	113,447
Alliant Energy Corp.	5,572	290,413
Allstate Corp. (The)	8,064	848,736
Alnylam Pharmaceuticals Inc.(a)	3,264	384,042
Alphabet Inc., Class A(a)	7,065	9,461,801
Alphabet Inc., Class C, NVS(a)	7,383	9,888,273
Altria Group Inc.	44,106	1,780,559
Amazon.com Inc.(a)	9,895	18,639,706
Ameren Corp.	7,228	571,012
American Airlines Group Inc.	3,533	67,304
American Electric Power Co. Inc.	12,678	1,131,638
American Express Co.	16,907	1,858,587
American Financial Group Inc./OH	1,791	165,524
American International Group Inc.	20,664	871,194
American Tower Corp.	10,915	2,475,522
American Water Works Co. Inc.	5,052	624,730
Ameriprise Financial Inc.	3,383	478,018
AmerisourceBergen Corp.	3,908	329,523
AMETEK Inc.	6,160	529,760
Amgen Inc.	14,466	2,889,294
Amphenol Corp., Class A	8,064	739,308
Analog Devices Inc.	8,892	969,673
Annaly Capital Management Inc.	34,414	304,908
ANSYS Inc.(a)	2,366	573,022
Anthem Inc.	6,008	1,544,597
Aon PLC	5,714	1,188,512
Apache Corp.	9,754	243,070
Apple Inc.	106,429	29,093,431
Applied Materials Inc.	23,233	1,350,302
Arch Capital Group Ltd.(a)	11,491	464,581
Archer-Daniels-Midland Co.	11,831	445,437
Arconic Inc.	11,174	327,957
Arista Networks Inc.(a)	1,287	248,545
Arrow Electronics Inc.(a)	2,522	169,125
Arthur J Gallagher & Co.	4,291	418,330
Assurant Inc.	2,374	286,281
AT&T Inc.	171,257	6,031,672
Autodesk Inc.(a)	5,380	1,026,934
Autoliv Inc.	3,122	208,331
Automatic Data Processing Inc.	10,873	1,682,488
Security	Shares	Value
United States (continued)
AutoZone Inc.(a)	585	$604,018
AvalonBay Communities Inc.	3,106	623,033
Avery Dennison Corp.	3,278	375,298
Baker Hughes Co.	14,239	229,106
Ball Corp.	9,218	649,500
Bank of America Corp.	210,909	6,010,906
Bank of New York Mellon Corp. (The)	20,893	833,631
Baxter International Inc.	11,591	967,501
Becton Dickinson and Co.	6,444	1,532,512
Berkshire Hathaway Inc., Class B(a)	30,391	6,270,879
Best Buy Co. Inc.	5,580	422,127
Biogen Inc.(a)	4,320	1,332,245
BioMarin Pharmaceutical Inc.(a)	5,056	456,911
BlackRock Inc.(e)	2,686	1,243,645
Blackstone Group Inc. (The), Class A	14,231	766,197
Boeing Co. (The)	12,645	3,478,766
Booking Holdings Inc.(a)	1,005	1,704,138
BorgWarner Inc.	7,179	226,856
Boston Properties Inc.	3,908	503,898
Boston Scientific Corp.(a)	33,401	1,248,863
Bristol-Myers Squibb Co.	55,545	3,280,488
Broadcom Inc.	9,431	2,571,079
Brown & Brown Inc.	5,621	241,759
Brown-Forman Corp., Class B, NVS	7,602	466,839
Bunge Ltd.	4,017	188,598
Cabot Oil & Gas Corp.	12,646	176,159
Cadence Design Systems Inc.(a)	7,602	502,796
Campbell Soup Co.	5,281	238,279
Capital One Financial Corp.	11,491	1,014,196
Cardinal Health Inc.	7,434	387,460
CarMax Inc.(a)	4,521	394,729
Carnival Corp.	5,942	198,819
Caterpillar Inc.	13,176	1,636,986
Cboe Global Markets Inc.	2,819	321,366
CBRE Group Inc., Class A(a)	8,169	458,608
CDK Global Inc.	5,066	233,137
CDW Corp./DE	3,294	376,241
Celanese Corp.	4,013	376,179
Centene Corp.(a)	14,051	744,984
CenterPoint Energy Inc.	16,585	381,787
CenturyLink Inc.	24,454	295,160
Cerner Corp.	7,870	545,155
CF Industries Holdings Inc.	7,393	272,506
CH Robinson Worldwide Inc.	3,474	239,359
Charles Schwab Corp. (The)	28,188	1,148,661
Charter Communications Inc., Class A(a)	3,853	1,900,184
Cheniere Energy Inc.(a)	5,798	297,379
Chevron Corp.	43,895	4,097,159
Chipotle Mexican Grill Inc.(a)	586	453,318
Chubb Ltd.	9,755	1,414,768
Church & Dwight Co. Inc.	6,794	472,319
Cigna Corp.(a)	9,097	1,664,205
Cincinnati Financial Corp.	3,908	364,382
Cintas Corp.	2,789	743,938
Cisco Systems Inc.	101,502	4,052,975
Citigroup Inc.	54,286	3,444,990
Citizens Financial Group Inc.	14,144	448,223
Citrix Systems Inc.	3,585	370,653
Clorox Co. (The)	3,061	487,985
CME Group Inc.	8,382	1,666,509

S c h e d u l e o f I n v e s t m e n t s	15

Schedule of Investments (unaudited) (continued)	iShares® MSCI World ETF
February 29, 2020	(Percentages shown are based on Net Assets)

Security	Shares	Value
United States (continued)
CMS Energy Corp.	7,320	$442,274
Coca-Cola Co. (The)	92,383	4,941,567
Cognex Corp.	6,238	277,841
Cognizant Technology Solutions Corp., Class A	13,383	815,426
Colgate-Palmolive Co.	19,925	1,346,332
Comcast Corp., Class A	105,190	4,252,832
Comerica Inc.	4,738	249,408
Conagra Brands Inc.	12,976	346,329
Concho Resources Inc.	5,077	345,338
ConocoPhillips	25,605	1,239,794
Consolidated Edison Inc.	7,434	585,948
Constellation Brands Inc., Class A	4,016	692,278
Continental Resources Inc./OK	2,694	51,051
Copart Inc.(a)	5,378	454,333
Corning Inc.	18,329	437,330
Corteva Inc.(a)	17,496	475,891
CoStar Group Inc.(a)(b)	1,005	670,928
Costco Wholesale Corp.	10,446	2,936,788
Crown Castle International Corp.	10,075	1,443,647
Crown Holdings Inc.(a)	4,958	349,539
CSX Corp.	19,474	1,371,943
Cummins Inc.	3,908	591,241
CVS Health Corp.	30,343	1,795,699
Danaher Corp.	15,248	2,204,556
Darden Restaurants Inc.	3,275	319,312
DaVita Inc.(a)	3,593	278,889
Deere & Co.	6,746	1,055,614
Dell Technologies Inc., Class C(a)(b)	3,778	152,858
Delta Air Lines Inc.	4,496	207,400
Dentsply Sirona Inc.	5,798	285,494
Devon Energy Corp.	9,340	151,682
DexCom Inc.(a)	2,361	651,636
Diamondback Energy Inc.	3,854	238,948
Digital Realty Trust Inc.	4,958	595,505
Discover Financial Services	7,918	519,262
Discovery Inc., Class A(a)(b)	3,488	89,642
Discovery Inc., Class C, NVS(a)	9,131	229,188
DISH Network Corp., Class A(a)	6,889	230,919
DocuSign Inc.(a)	2,461	212,409
Dollar General Corp.	6,486	974,846
Dollar Tree Inc.(a)	5,483	455,253
Dominion Energy Inc.	18,534	1,448,988
Domino’s Pizza Inc.	1,112	377,480
Dover Corp.	4,643	477,022
Dow Inc.(a)	17,496	707,013
DR Horton Inc.	9,114	485,503
DTE Energy Co.	4,433	495,033
Duke Energy Corp.	16,401	1,503,972
Duke Realty Corp.	12,856	417,434
DuPont de Nemours Inc.	17,496	750,578
DXC Technology Co.	6,471	156,016
E*TRADE Financial Corp.	5,582	255,544
Eastman Chemical Co.	3,908	240,381
Eaton Corp. PLC	10,126	918,631
Eaton Vance Corp., NVS	7,708	318,032
eBay Inc.	20,355	705,097
Ecolab Inc.	6,536	1,179,421
Edison International	8,174	549,211
Edwards Lifesciences Corp.(a)	5,171	1,059,228
Elanco Animal Health Inc.(a)	8,025	219,885
Security	Shares	Value
United States (continued)
Electronic Arts Inc.(a)	7,175	$727,330
Eli Lilly & Co.	21,964	2,770,319
Emerson Electric Co.	14,072	902,156
Entergy Corp.	4,643	542,813
EOG Resources Inc.	13,283	840,283
Equifax Inc.	2,896	411,348
Equinix Inc.	2,060	1,179,968
Equity Residential.	8,484	637,148
Essex Property Trust Inc.	1,741	493,330
Estee Lauder Companies Inc. (The), Class A	5,168	948,845
Everest Re Group Ltd.	1,191	295,225
Evergy Inc.	7,224	472,088
Eversource Energy	7,422	641,706
Exact Sciences Corp.(a)	3,460	280,087
Exelon Corp.	20,500	883,755
Expedia Group Inc.	3,429	338,168
Expeditors International of Washington Inc.	6,008	423,083
Exxon Mobil Corp.	97,397	5,010,102
F5 Networks Inc.(a)	2,161	259,212
Facebook Inc., Class A(a)	56,528	10,879,944
Fastenal Co.	12,885	440,925
Federal Realty Investment Trust	3,657	425,455
FedEx Corp.	5,798	818,504
Fidelity National Financial Inc.	7,014	271,863
Fidelity National Information Services Inc.	14,900	2,081,828
Fifth Third Bancorp.	18,578	453,303
First Republic Bank/CA(b)	4,538	456,387
FirstEnergy Corp.	10,738	478,163
Fiserv Inc.(a)	13,821	1,511,465
FleetCor Technologies Inc.(a)	2,162	574,638
Flex Ltd.(a)(b)	15,307	170,061
FLIR Systems Inc.	4,936	209,632
Flowserve Corp.	4,643	186,602
FMC Corp.	4,333	403,402
Ford Motor Co.	85,743	596,771
Fortinet Inc.(a)	4,089	417,323
Fortive Corp.	7,603	525,823
Fox Corp., Class A, NVS	9,036	277,767
Fox Corp., Class B(a)	4,113	125,241
Franklin Resources Inc.	9,009	196,036
Freeport-McMoRan Inc.	34,279	341,419
Gap Inc. (The)	6,113	87,599
Garmin Ltd.	3,907	345,340
Gartner Inc.(a)	2,480	320,887
General Dynamics Corp.	6,113	976,185
General Electric Co.	207,959	2,262,594
General Mills Inc.	14,609	715,841
General Motors Co.	29,343	894,961
Genuine Parts Co.	3,902	340,410
Gilead Sciences Inc.	29,775	2,065,194
Global Payments Inc.	8,302	1,527,319
Globe Life Inc.	3,272	303,184
Goldman Sachs Group Inc. (The)	7,866	1,579,257
Grubhub Inc.(a)	3,169	152,461
Halliburton Co.	17,695	300,107
Hanesbrands Inc.	9,429	124,840
Harley-Davidson Inc.	4,223	128,675
Hartford Financial Services Group Inc. (The)	9,639	481,468
Hasbro Inc.	3,639	281,113
HCA Healthcare Inc.	6,318	802,449

16	2 0 2 0 i S h a r e s S e m i - A n n u a l R e p o r t t o S h a r e h o l d e r s

Schedule of Investments (unaudited) (continued)	iShares® MSCI World ETF
February 29, 2020	(Percentages shown are based on Net Assets)

Security	Shares	Value
United States (continued)
Healthpeak Properties Inc.	12,445	$393,760
HEICO Corp., Class A	3,681	325,143
Henry Schein Inc.(a)	4,026	245,344
Hershey Co. (The)	4,013	577,832
Hess Corp.	7,277	408,822
Hewlett Packard Enterprise Co.	25,934	331,696
Hilton Worldwide Holdings Inc.	6,644	645,797
HollyFrontier Corp.	4,655	156,780
Hologic Inc.(a)	7,297	343,835
Home Depot Inc. (The)	25,591	5,574,743
Honeywell International Inc.	16,384	2,656,993
Hormel Foods Corp.	8,169	339,830
Host Hotels & Resorts Inc.	16,974	245,784
HP Inc.	34,597	719,272
Humana Inc.	3,374	1,078,600
Huntington Bancshares Inc./OH	30,560	374,971
IAC/InterActiveCorp.(a)	1,981	404,005
IDEXX Laboratories Inc.(a)	2,266	576,720
IHS Markit Ltd.	9,749	694,519
Illinois Tool Works Inc.	7,539	1,264,893
Illumina Inc.(a)	3,913	1,039,567
Incyte Corp.(a)	4,857	366,266
Insulet Corp.(a)	1,498	284,575
Intel Corp.	104,754	5,815,942
Intercontinental Exchange Inc.	13,862	1,236,768
International Business Machines Corp.	21,209	2,760,351
International Flavors & Fragrances Inc.	2,799	335,264
International Paper Co.	9,856	364,278
Interpublic Group of Companies Inc. (The)	13,187	281,674
Intuit Inc.	6,326	1,681,767
Intuitive Surgical Inc.(a)	2,800	1,495,088
IPG Photonics Corp.(a)	1,514	193,247
IQVIA Holdings Inc.(a)	4,089	570,375
Iron Mountain Inc.	9,636	293,031
Jacobs Engineering Group Inc.	4,118	380,256
Jazz Pharmaceuticals PLC(a)	1,830	209,681
JB Hunt Transport Services Inc.	3,114	300,314
Jefferies Financial Group Inc.	14,280	281,459
JM Smucker Co. (The)	3,211	330,701
Johnson & Johnson	62,709	8,433,106
Johnson Controls International PLC	24,666	902,036
JPMorgan Chase & Co.	73,774	8,565,899
Juniper Networks Inc.	12,460	264,401
Kansas City Southern	3,211	483,833
Kellogg Co.	6,536	395,232
KeyCorp	25,410	415,453
Keysight Technologies Inc.(a)	4,874	461,860
Kimberly-Clark Corp.	8,484	1,113,016
Kimco Realty Corp.	20,820	361,227
Kinder Morgan Inc./DE	51,742	991,894
KLA Corp.	4,112	632,056
Kohl’s Corp.	4,111	160,946
Kraft Heinz Co. (The)	14,805	366,720
Kroger Co. (The)	19,537	549,576
L3Harris Technologies Inc.	6,023	1,190,928
Laboratory Corp. of America Holdings(a)	2,791	490,351
Lam Research Corp.	3,752	1,100,949
Lamb Weston Holdings Inc.	3,662	318,191
Las Vegas Sands Corp.	7,303	425,838
Leggett & Platt Inc.	6,352	251,920
Security	Shares	Value
United States (continued)
Lennar Corp., Class A	7,665	$462,506
Lennox International Inc.	985	224,708
Liberty Global PLC, Class C, NVS(a)	14,793	275,002
Liberty Media Corp.-Liberty Formula One, Class C, NVS(a)	5,716	223,267
Liberty Media Corp.-Liberty SiriusXM, Class C, NVS(a)	5,605	250,095
Lincoln National Corp.	5,798	263,171
LKQ Corp.(a)	8,780	259,712
Lockheed Martin Corp.	5,931	2,193,699
Loews Corp.	8,274	377,543
Lowe’s Companies Inc.	18,329	1,953,322
Lululemon Athletica Inc.(a)	2,684	583,528
LyondellBasell Industries NV, Class A	6,150	439,479
M&T Bank Corp.	2,953	414,542
ManpowerGroup Inc.	2,374	180,282
Marathon Oil Corp.	21,131	174,965
Marathon Petroleum Corp.	15,410	730,742
Markel Corp.(a)	376	444,282
MarketAxess Holdings Inc.	1,087	352,547
Marriott International Inc./MD, Class A	7,222	895,528
Marsh & McLennan Companies Inc.	11,387	1,190,625
Martin Marietta Materials Inc.	1,848	420,475
Marvell Technology Group Ltd.	16,161	344,229
Masco Corp.	9,534	393,945
Mastercard Inc., Class A	21,414	6,215,413
Maxim Integrated Products Inc.	7,749	430,999
McCormick & Co. Inc./MD, NVS	3,057	446,903
McDonald’s Corp.	17,600	3,417,392
McKesson Corp.	4,212	589,090
Medtronic PLC	30,820	3,102,649
MercadoLibre Inc.(a)(b)	1,007	620,342
Merck & Co. Inc.	61,544	4,711,809
MetLife Inc.	20,012	854,913
Mettler-Toledo International Inc.(a)	395	277,171
MGM Resorts International	14,347	352,362
Microchip Technology Inc.	6,004	544,623
Micron Technology Inc.(a)	26,248	1,379,595
Microsoft Corp.	170,731	27,660,129
Mid-America Apartment Communities Inc.	1,552	200,612
Mohawk Industries Inc.(a)	1,649	199,776
Molson Coors Beverage Co., Class B	4,963	246,214
Mondelez International Inc., Class A	35,042	1,850,218
Monster Beverage Corp.(a)	10,441	651,623
Moody’s Corp.	4,853	1,164,866
Morgan Stanley	30,745	1,384,447
Mosaic Co. (The)	9,227	157,136
Motorola Solutions Inc.	4,221	699,335
MSCI Inc.	1,653	488,362
Mylan NV(a)	12,445	213,930
Nasdaq Inc.	3,593	368,462
National Oilwell Varco Inc.	10,174	190,356
NetApp Inc.	6,218	290,505
Netflix Inc.(a)	10,339	3,815,401
Neurocrine Biosciences Inc.(a)	2,461	233,057
Newell Brands Inc.	13,164	203,121
Newmont Corp.	17,899	798,832
News Corp., Class A, NVS	14,475	174,786
NextEra Energy Inc.	11,022	2,785,921
Nielsen Holdings PLC	9,652	175,763
NIKE Inc., Class B	29,133	2,603,908
Noble Energy Inc.	11,999	189,944

S c h e d u l e o f I n v e s t m e n t s	17

Schedule of Investments (unaudited) (continued)	iShares® MSCI World ETF
February 29, 2020	(Percentages shown are based on Net Assets)

Security	Shares	Value
United States (continued)
Nordstrom Inc.	4,339	$150,563
Norfolk Southern Corp.	6,746	1,230,133
Northern Trust Corp.	5,378	471,973
Northrop Grumman Corp.	3,908	1,285,107
NortonLifeLock Inc.	14,679	279,341
NRG Energy Inc.	8,147	270,562
Nucor Corp.	7,539	311,738
NVIDIA Corp.	13,705	3,701,309
O’Reilly Automotive Inc.(a)(b)	1,953	720,110
Occidental Petroleum Corp.	19,502	638,495
Okta Inc.(a)	3,483	446,033
Omnicom Group Inc.	5,903	408,960
ON Semiconductor Corp.(a)	13,825	257,975
ONEOK Inc.	9,753	650,720
Oracle Corp.	53,612	2,651,650
PACCAR Inc.	8,484	567,580
Palo Alto Networks Inc.(a)	2,048	378,102
Parker-Hannifin Corp.	3,062	565,766
Paychex Inc.	8,496	658,270
Paycom Software Inc.(a)	1,442	407,581
PayPal Holdings Inc.(a)	26,655	2,878,473
Pentair PLC	7,218	284,317
People’s United Financial Inc.	20,068	280,751
PepsiCo Inc.	32,672	4,313,684
Perrigo Co. PLC	3,590	181,977
Pfizer Inc.	132,305	4,421,633
Philip Morris International Inc.	36,633	2,999,144
Phillips 66	10,441	781,613
Pinnacle West Capital Corp.	4,127	369,325
Pioneer Natural Resources Co.	3,478	427,029
PNC Financial Services Group Inc. (The)	10,279	1,299,266
PPG Industries Inc.	6,428	671,405
PPL Corp.	15,639	469,326
Principal Financial Group Inc.	7,439	330,217
Procter & Gamble Co. (The)	58,542	6,628,711
Progressive Corp. (The)	13,855	1,013,632
Prologis Inc.	19,517	1,644,893
Prudential Financial Inc.	9,849	743,107
Public Service Enterprise Group Inc.	12,221	627,060
Public Storage	3,698	773,326
PulteGroup Inc.	8,710	350,142
PVH Corp.	2,056	152,370
Qorvo Inc.(a)	3,042	305,964
QUALCOMM Inc.	28,728	2,249,402
Quest Diagnostics Inc.	3,488	369,937
Ralph Lauren Corp.	1,636	172,614
Raymond James Financial Inc.	3,248	271,630
Raytheon Co.	6,909	1,302,761
Realty Income Corp.	7,658	554,363
Regency Centers Corp.	5,273	302,881
Regeneron Pharmaceuticals Inc.(a)	1,878	834,902
Regions Financial Corp.	29,047	392,715
Reinsurance Group of America Inc.	1,546	188,658
RenaissanceRe Holdings Ltd.	1,322	225,269
Republic Services Inc.	6,378	575,678
ResMed Inc.(b)	4,134	657,141
RingCentral Inc., Class A(a)(b)	1,712	403,604
Robert Half International Inc.	4,328	218,174
Rockwell Automation Inc.	2,675	490,862
Roku Inc.(a)(b)	2,255	256,326
Security	Shares	Value
United States (continued)
Roper Technologies Inc.	2,791	$981,595
Ross Stores Inc.	9,121	992,182
Royal Caribbean Cruises Ltd.	4,015	322,846
S&P Global Inc.	6,536	1,737,988
salesforce.com Inc.(a)	20,116	3,427,766
Sarepta Therapeutics Inc.(a)	1,740	199,178
SBA Communications Corp.	3,104	822,839
Schlumberger Ltd.	31,371	849,840
Seagate Technology PLC	6,008	288,084
Seattle Genetics Inc.(a)	3,021	343,971
SEI Investments Co.	6,224	340,515
Sempra Energy	7,075	988,943
ServiceNow Inc.(a)	4,646	1,515,014
Sherwin-Williams Co. (The)	1,951	1,008,179
Simon Property Group Inc.	7,064	869,437
Sirius XM Holdings Inc.(b)	47,237	299,483
Skyworks Solutions Inc.	4,324	433,178
SL Green Realty Corp.	4,309	337,998
Snap Inc., Class A, NVS(a)	16,799	238,042
Southern Co. (The)	25,591	1,544,673
Southwest Airlines Co.	4,124	190,488
Spirit AeroSystems Holdings Inc., Class A	3,543	187,212
Splunk Inc.(a)	3,375	497,239
Sprint Corp.(a)	23,971	220,293
Square Inc., Class A(a)	8,194	682,806
SS&C Technologies Holdings Inc.	6,235	346,042
Stanley Black & Decker Inc.	3,908	561,580
Starbucks Corp.	28,893	2,266,078
State Street Corp.	9,229	628,587
Stryker Corp.	7,755	1,478,025
SVB Financial Group(a)	1,321	274,979
Synchrony Financial	16,596	482,944
Synopsys Inc.(a)	3,535	487,583
Sysco Corp.	12,436	828,859
T-Mobile U.S. Inc.(a)	8,386	756,082
T Rowe Price Group Inc.	5,804	684,930
Take-Two Interactive Software Inc.(a)	2,954	317,496
Tapestry Inc.	7,014	164,478
Targa Resources Corp.	7,756	251,294
Target Corp.	12,226	1,259,278
TD Ameritrade Holding Corp.	6,746	284,884
TE Connectivity Ltd.	8,169	676,965
TechnipFMC PLC	13,437	199,405
Teleflex Inc.	1,203	403,029
Tesla Inc.(a)	3,106	2,074,777
Texas Instruments Inc.	21,668	2,473,186
Textron Inc.	6,995	283,997
Thermo Fisher Scientific Inc.	9,221	2,681,467
Tiffany & Co.	2,791	372,850
TJX Companies Inc. (The)	28,609	1,710,818
Tractor Supply Co.	3,488	308,723
TransDigm Group Inc.	1,215	677,739
TransUnion	5,177	460,339
Travelers Companies Inc. (The)	5,672	679,562
Trimble Inc.(a)	7,434	293,494
TripAdvisor Inc.	3,683	86,366
Truist Financial Corp.	35,547	1,640,139
Twilio Inc., Class A(a)	3,334	375,542
Twitter Inc.(a)	17,764	589,765
Tyson Foods Inc., Class A	6,792	460,701

18	2 0 2 0 i S h a r e s S e m i - A n n u a l R e p o r t t o S h a r e h o l d e r s

Schedule of Investments (unaudited) (continued)	iShares® MSCI World ETF
February 29, 2020	(Percentages shown are based on Net Assets)

Security	Shares	Value
United States (continued)
U.S. Bancorp.	36,611	$1,700,215
Uber Technologies Inc.(a)	6,206	210,197
UDR Inc.	8,169	367,442
Ulta Salon Cosmetics & Fragrance Inc.(a)	1,425	366,353
Under Armour Inc., Class A(a)(b)	6,021	85,438
Under Armour Inc., Class C, NVS(a)	4,072	50,819
Union Pacific Corp.	17,491	2,795,237
United Parcel Service Inc., Class B	16,496	1,492,723
United Rentals Inc.(a)	2,054	272,114
United Technologies Corp.	19,062	2,489,307
UnitedHealth Group Inc.	22,297	5,684,843
Universal Health Services Inc., Class B	2,266	280,395
Unum Group.	6,113	142,494
Valero Energy Corp.	10,546	698,672
Varian Medical Systems Inc.(a)	2,473	304,105
Veeva Systems Inc., Class A(a)	3,379	479,717
Ventas Inc.	8,494	456,722
VEREIT Inc.	36,767	318,402
VeriSign Inc.(a)	3,596	682,341
Verisk Analytics Inc.	3,260	505,659
Verizon Communications Inc.	95,458	5,170,005
Vertex Pharmaceuticals Inc.(a)	6,218	1,393,019
VF Corp.	7,854	565,488
ViacomCBS Inc., Class B, NVS	12,210	300,488
Visa Inc., Class A(b)	39,762	7,227,141
VMware Inc., Class A(a)(b)	1,951	235,135
Vornado Realty Trust	4,752	254,612
Vulcan Materials Co.	3,165	380,623
Walmart Inc.	33,602	3,618,263
Walgreens Boots Alliance Inc.	17,993	823,360
Walt Disney Co. (The)	42,618	5,014,008
Waste Management Inc.	10,059	1,114,638
Waters Corp.(a)	1,860	362,495
Wayfair Inc., Class A(a)	1,498	94,689
WEC Energy Group Inc.	8,169	754,244
Wells Fargo & Co.	99,340	4,058,039
Welltower Inc.	9,655	722,387
Western Digital Corp.	6,969	387,198
Western Union Co. (The)	13,514	302,578
Westinghouse Air Brake Technologies Corp.	4,735	325,294
Westrock Co.	7,491	249,076
Weyerhaeuser Co.	18,024	468,264
Whirlpool Corp.	2,269	290,114
Williams Companies Inc. (The)	28,938	551,269
Willis Towers Watson PLC	2,791	528,197
Workday Inc., Class A(a)	3,701	641,198
WR Berkley Corp.	6,959	467,227
WW Grainger Inc.	966	268,104
Wynn Resorts Ltd.	2,472	266,927
Xcel Energy Inc.	12,546	781,867
Xerox Holdings Corp.(a)	6,273	201,991
Xilinx Inc.	6,113	510,374
XPO Logistics Inc.(a)	2,033	150,381
Xylem Inc./NY	4,643	359,090
Yum! Brands Inc.	7,534	672,409
Zebra Technologies Corp., Class A(a)	1,552	327,425
Security	Shares	Value
United States (continued)
Zillow Group Inc., Class C, NVS(a)	3,894	$217,324
Zimmer Biomet Holdings Inc.	4,751	646,849
Zoetis Inc.	11,911	1,586,903
		606,437,552
Total Common Stocks — 99.3%
(Cost: $932,942,897)		954,161,641

Preferred Stocks

Germany — 0.2%
Henkel AG & Co. KGaA, Preference Shares, NVS	4,963	456,190
Porsche Automobil Holding SE, Preference Shares, NVS	4,437	274,299
Sartorius AG, Preference Shares, NVS	1,641	373,129
Volkswagen AG, Preference Shares, NVS.	4,958	809,184
		1,912,802
Total Preferred Stocks — 0.2%
(Cost: $2,132,412)		1,912,802

Rights

Spain — 0.0%
ACS Actividades de Construccion y Servicios SA, (Expires 03/03/20)(a)	7,609	3,329
Total Rights — 0.0%
(Cost: $3,698)		3,329

Short-Term Investments

Money Market Funds — 1.2%
BlackRock Cash Funds: Institutional, SL Agency Shares, 1.74%(e)(f)(g)	8,313,411	8,319,230
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.52%(e)(f)	3,528,000	3,528,000
		11,847,230
Total Short-Term Investments — 1.2%
(Cost: $11,844,192)		11,847,230

Total Investments in Securities — 100.7%
(Cost: $946,923,199)		967,925,002

Other Assets, Less Liabilities — (0.7)%		(6,690,108)

Net Assets — 100.0%		$961,234,894

(a)	Non-income producing security.

(b)	All or a portion of this security is on loan.

(c)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.

(e)	Affiliate of the Fund.

(f)	Annualized 7-day yield as of period-end.

(g)	All or a portion of this security was purchased with cash collateral received from loaned securities.

S c h e d u l e o f I n v e s t m e n t s	19

Schedule of Investments (unaudited) (continued)	iShares® MSCI World ETF
February 29, 2020

Affiliates

Investments in issuers considered to be affiliates of the Fund during the six months ended February 29, 2020, for purposes of Section 2(a)(3) of the 1940Act, were as follows:

Affiliated Issuer	Shares Held at 08/31/19	Shares Purchased		Shares Sold	Shares Held at 02/29/20	Value at 02/29/20	Income		Net Realized Gain (Loss)	(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	7,820,010	493,401	(b)	—	8,313,411	$8,319,230	$32,044	(c)	$67		$1,595
BlackRock Cash Funds: Treasury, SL Agency Shares	1,335,000	2,193,000	(b)	—	3,528,000	3,528,000	14,858		—		—
BlackRock Inc.	1,811	925		(50)	2,686	1,243,645	13,108		7,786		53,422
						$13,090,875	$60,010		$7,853		$55,017

(a)	Includes realized capital gain distributions from an affiliated fund, if any.

(b)	Net of purchases and sales.

(c)	Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Euro STOXX 50 Index	15	03/20/20	$546	$(60,262)
FTSE 100 Index	5	03/20/20	417	(41,565)
S&P 500 E-Mini Index	17	03/20/20	2,508	(214,998)
TOPIX Index	2	03/12/20	278	(28,652)
				$(345,477)

Derivative Financial Instruments Categorized by Risk Exposure

As of February 29, 2020, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

Equity Contracts
Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$345,477

(a)	Net cumulative appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the six months ended February 29, 2020, the effect of derivative financial instruments in the Statements of Operations was as follows:

Equity Contracts
Net Realized Gain (Loss) from:
Futures contracts	$255,170

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$(336,907)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$3,577,012

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

20	2 0 2 0 i S h a r e s S e m i - A n n u a l R e p o r t t o S h a r e h o l d e r s

Schedule of Investments (unaudited) (continued)	iShares® MSCI World ETF
February 29, 2020

Fair Value Measurements (continued)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of February 29, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$954,161,641	$—	$—	$954,161,641
Preferred Stocks	1,912,802	—	—	1,912,802
Rights	3,329	—	—	3,329
Money Market Funds	11,847,230	—	—	11,847,230
	$967,925,002	$—	$—	$967,925,002
Derivative financial instruments(a)
Liabilities
Futures Contracts	$(345,477)	$—	$—	$(345,477)

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

S c h e d u l e o f I n v e s t m e n t s	21

Statements of Assets and Liabilities (unaudited)

February 29, 2020

	iShares MSCI Frontier 100 ETF	iShares MSCI World ETF

ASSETS
Investments in securities, at value (including securities on loan)(a):
Unaffiliated(b)	$483,603,854	$954,834,127
Affiliated(c)	6,115	13,090,875
Cash	—	612
Foreign currency, at value(d)	753,701	769,435
Cash pledged:
Futures contracts	—	154,001
Foreign currency collateral pledged:
Futures contracts(e)	—	99,201
Receivables:
Investments sold	6,259,091	—
Securities lending income — Affiliated	19	5,248
Capital shares sold	—	1,564,914
Dividends	1,844,303	1,806,713
Tax reclaims	—	200,249
Total assets	492,467,083	972,525,375

LIABILITIES
Bank overdraft	1,130,023	—
Collateral on securities loaned, at value	2,349	8,315,484
Payables:
Investments purchased	4,436,262	2,706,178
Variation margin on futures contracts	—	86,227
Investment advisory fees	318,312	182,592
Total liabilities	5,886,946	11,290,481

NET ASSETS	$486,580,137	$961,234,894

NET ASSETS CONSIST OF:
Paid-in capital	$598,098,028	$943,791,806
Accumulated earnings (loss)	(111,517,891)	17,443,088
NET ASSETS	$486,580,137	$961,234,894

Shares outstanding	17,200,000	10,700,000
Net asset value	$28.29	$89.84
Shares authorized	500 million	500 million
Par value	$0.001	$0.001

(a) Securities loaned, at value	$2,237	$8,094,259
(b) Investments, at cost — Unaffiliated	$420,502,614	$933,931,237
(c) Investments, at cost — Affiliated	$6,111	$12,991,962
(d) Foreign currency, at cost	$754,580	$779,141
(e) Foreign currency collateral pledged, at cost	$—	$99,429

See notes to financial statements.

22	2 0 2 0 i S h a r e s S e m i - A n n u a l R e p o r t t o S h a r e h o l d e r s

Statements of Operations (unaudited)

Six Months Ended February 29, 2020

	iShares MSCI Frontier 100 ETF	iShares MSCI World ETF

INVESTMENT INCOME
Dividends — Unaffiliated	$3,394,828	$8,403,206
Dividends — Affiliated	3,525	27,966
Securities lending income — Affiliated — net	185	32,044
Foreign taxes withheld	(400,660)	(296,281)
Total investment income	2,997,878	8,166,935

EXPENSES
Investment advisory fees	1,957,592	988,645
Commitment fees	3,634	—
Interest expense	1,378	—
Total expenses	1,962,604	988,645
Net investment income	1,035,274	7,178,290

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — Unaffiliated(a)	(1,521,981)	(2,921,727)
Investments — Affiliated	—	67
In-kind redemptions — Unaffiliated	76,133	6,245,818
In-kind redemptions — Affiliated	—	7,786
Futures contracts	—	255,170
Foreign currency transactions	(260,895)	16,544
Net realized gain (loss)	(1,706,743)	3,603,658
Net change in unrealized appreciation (depreciation) on:
Investments — Unaffiliated	(9,166,283)	(18,110,574)
Investments — Affiliated	1	55,017
Futures contracts	—	(336,907)
Foreign currency translations	13,357	(5,030)
Net change in unrealized appreciation (depreciation)	(9,152,925)	(18,397,494)
Net realized and unrealized loss	(10,859,668)	(14,793,836)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(9,824,394)	$(7,615,546)

(a) Net of foreign capital gain tax of	$13,900	$—

See notes to financial statements.

F i n a n c i a l S t a t e m e n t s	23

Statements of Changes in Net Assets

	iShares MSCI Frontier 100 ETF		iShares MSCI World ETF
	Six Months Ended 02/29/20 (unaudited)	Year Ended 08/31/19	Six Months Ended 02/29/20 (unaudited)	Year Ended 08/31/19

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$1,035,274	$18,179,111	$7,178,290	$13,549,947
Net realized gain (loss)	(1,706,743)	(20,321,660)	3,603,658	52,961,213
Net change in unrealized appreciation (depreciation)	(9,152,925)	31,730,659	(18,397,494)	(45,742,348)
Net increase (decrease) in net assets resulting from operations	(9,824,394)	29,588,110	(7,615,546)	20,768,812

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(2,614,147)	(19,147,709)	(7,870,840)	(14,268,219)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	2,150,996	(37,018,194)	330,261,822	73,716,261

NET ASSETS
Total increase (decrease) in net assets	(10,287,545)	(26,577,793)	314,775,436	80,216,854
Beginning of period	496,867,682	523,445,475	646,459,458	566,242,604
End of period	$486,580,137	$496,867,682	$961,234,894	$646,459,458

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

24	2 0 2 0 i S h a r e s S e m i - A n n u a l R e p o r t t o S h a r e h o l d e r s

Financial Highlights

(For a share outstanding throughout each period)

	iShares MSCI Frontier 100 ETF
	Six Months Ended 02/29/20 (unaudited)		Year Ended 08/31/19	Year Ended 08/31/18	Year Ended 08/31/17	Year Ended 08/31/16	Year Ended 08/31/15

Net asset value, beginning of period	$28.97		$28.29	$30.62	$24.20	$26.20	$37.79
Net investment income(a)	0.06		1.03	0.87	0.72	0.76	0.77
Net realized and unrealized gain (loss)(b)		(0.58)	0.76	(1.99)	6.00	(2.17)	(8.78)
Net increase (decrease) from investment operations		(0.52)	1.79	(1.12)	6.72	(1.41)	(8.01)

Distributions(c)
From net investment income		(0.16)	(1.11)	(1.21)	(0.30)	(0.59)	(0.76)
From net realized gain	—		—	—	—	—	(2.82)
Total distributions		(0.16)	(1.11)	(1.21)	(0.30)	(0.59)	(3.58)

Net asset value, end of period	$28.29		$28.97	$28.29	$30.62	$24.20	$26.20

Total Return
Based on net asset value	(1.84	)%(d)	6.45%	(3.92)%	27.91%	(5.45)%	(21.70)%

Ratios to Average Net Assets
Total expenses	0.79	%(e)	0.79%	0.81%	0.80%	0.79%	0.79%
Net investment income	0.42	%(e)	3.63%	2.69%	2.65%	3.03%	2.43%

Supplemental Data
Net assets, end of period (000)	$486,580		$496,868	$523,445	$627,626	$407,722	$502,993
Portfolio turnover rate(f)	12	%(d)	33%	35%	32%	20%	47%

(a)	Based on average shares outstanding.

(b)	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

(d)	Not annualized.

(e)	Annualized.

(f)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

F i n a n c i a l H i g h l i g h t s	25

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares MSCI World ETF
	Six Months Ended 02/29/20 (unaudited)		Year Ended 08/31/19	Year Ended 08/31/18	Year Ended 08/31/17	Year Ended 08/31/16	Year Ended 08/31/15

Net asset value, beginning of period	$89.79		$91.33	$82.22	$72.15	$68.95	$73.36
Net investment income(a)	0.84		1.96	1.84	1.74	1.62	1.64
Net realized and unrealized gain (loss)(b)	0.13		(1.52)	9.15	9.90	3.16	(4.49)
Net increase (decrease) from investment operations	0.97		0.44	10.99	11.64	4.78	(2.85)

Distributions(c)
From net investment income		(0.92)	(1.98)	(1.88)	(1.57)	(1.58)	(1.56)
Total distributions		(0.92)	(1.98)	(1.88)	(1.57)	(1.58)	(1.56)

Net asset value, end of period	$89.84		$89.79	$91.33	$82.22	$72.15	$68.95

Total Return
Based on net asset value	0.98	%(d)	0.61%	13.46%	16.29%	7.05%	(3.97)%

Ratios to Average Net Assets
Total expenses	0.24	%(e)	0.24%	0.24%	0.24%	0.24%	0.24%
Net investment income	1.74	%(e)	2.24%	2.09%	2.25%	2.34%	2.25%

Supplemental Data
Net assets, end of period (000)	$961,235		$646,459	$566,243	$509,769	$288,603	$206,842
Portfolio turnover rate(f)	2	%(d)	4%	3%	3%	5%	5%

(a)	Based on average shares outstanding.

(b)	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

(d)	Not annualized.

(e)	Annualized.

(f)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

26	2 0 2 0 i S h a r e s S e m i - A n n u a l R e p o r t t o S h a r e h o l d e r s

Notes to Financial Statements (unaudited)

1.	ORGANIZATION

iShares, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Company is organized as a Maryland corporation and is authorized to have multiple series or portfolios.

These financial statements relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares ETF	Diversification Classification
MSCI Frontier 100	Diversified
MSCI World	Diversified

2.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by each Fund in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

Investment Transactions and Income Recognition: Investment transactions are accounted for on trade date. Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, net of any foreign taxes withheld at source. Any taxes withheld that are reclaimable from foreign tax authorities are reflected in tax reclaims receivable. Distributions received by the Funds may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains. Upon notification from issuers, some of the dividend income received from a real estate investment trust may be re-designated as a return of capital or capital gain. Non-cash dividends, if any, are recognized on the ex-dividend date and recorded as non-cash dividend income at fair value. Interest income is accrued daily.

Foreign Currency Translation: The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in non-U.S. currencies are translated to U.S. dollars using prevailing market rates as quoted by one or more data service providers. Purchases and sales of investments, income receipts and expense payments are translated into U.S. dollars on the respective dates of such transactions.

Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments. Such fluctuations are reflected by the Funds as a component of net realized and unrealized gain (loss) from investments for financial reporting purposes. Each Fund reports realized currency gain (loss) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.

Foreign Taxes: The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which each Fund invests. These foreign taxes, if any, are paid by each Fund and are reflected in its statement of operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “other foreign taxes”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of February 29, 2020, if any, are disclosed in the statement of assets and liabilities.

In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value per share.

Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. Th Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.

3.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the Fund’s listing exchange is not open. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. A fund determines the fair value of its financial instruments using various independent dealers or pricing services under policies approved by the

N o t e s t o F i n a n c i a l S t a t e m e n t s	27

Notes to Financial Statements (unaudited) (continued)

Board of Directors of the Company (the “Board”). The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to oversee the pricing function for all financial instruments.

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:

•	Equity investments traded on a recognized securities exchange are valued at that day’s last traded price or official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.
•	Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published net asset value (“NAV”).
•	Futures contract notional values are determined based on that day’s last reported settlement price on the exchange where the contract is traded.

If events (e.g., a company announcement, market volatility or a natural disaster) occur that are expected to materially affect the value of an investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, in accordance with policies approved by the Board as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Global Valuation Committee include market approach, income approach and the cost approach. Valuation techniques used under these approaches take into consideration inputs that include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other inputs, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or default rates.

When determining the price for Fair Valued Investments, the Global Valuation Committee, or its delegate, seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Global Valuation Committee, or its delegate, deems relevant and consistent with the principles of fair value measurement.

Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.

Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1– Unadjusted price quotations in active markets for identical assets or liabilities;
•	Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, (including the Global Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgement exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The fair value hierarchy for each Fund’s investments is included in its schedule of investments. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

4.	SECURITIES AND OTHER INVESTMENTS

Securities Lending: Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

As of February 29, 2020, any securities on loan were collateralized by cash and/or U.S. government obligations. Cash collateral received was invested in money market funds managed by BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, or its affiliates and is disclosed in the schedules of investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan for each Fund, if any, are also disclosed in its schedule of investments. The market value of any securities on loan as of February 29, 2020 and the value of the related cash collateral are disclosed in the statements of assets and liabilities.

Securities lending transactions are entered into by a fund under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. The value

28	2 0 2 0 i S h a r e s S e m i - A n n u a l R e p o r t t o S h a r e h o l d e r s

Notes to Financial Statements (unaudited) (continued)

of the collateral is typically greater than the market value of the securities loaned, leaving the lender with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the fund can reinvest cash collateral received in connection with loaned securities.

The following table is a summary of the securities lending agreements by counterparty which are subject to offset under an MSLA as of February 29, 2020:

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received	(a)	Non-Cash Collateral Received	Net Amount
MSCI Frontier 100
Morgan Stanley & Co. LLC	$2,237	$2,237		$—	$—
MSCI World
Barclays Capital Inc.	$3,825	$3,825		$—	$—
BNP Paribas Prime Brokerage International Ltd.	563,888	563,888		—	—
BofA Securities, Inc.	169,582	169,582		—	—
Citigroup Global Markets Inc.	563,661	563,661		—	—
Credit Suisse AG Dublin Branch	2,467	2,417		—	(50	)(b)
Credit Suisse Securities (USA) LLC	138,087	138,087		—	—
Goldman Sachs & Co.	190,843	190,843		—	—
HSBC Bank PLC	38,885	38,885		—	—
JPMorgan Securities LLC	211,801	211,801		—	—
Morgan Stanley & Co. LLC	368,353	368,353		—	—
Morgan Stanley & Co. LLC (U.S. Equity Securities Lending)	5,129	5,129		—	—
Scotia Capital (USA) Inc.	26,813	26,813		—	—
SG Americas Securities LLC	4,934,073	4,934,073		—	—
TD Prime Services LLC	193,917	193,917		—	—
UBS Securities LLC	302,812	302,812		—	—
Wells Fargo Bank, National Association	346,494	346,494		—	—
Wells Fargo Securities LLC	33,629	33,629		—	—
	$8,094,259	$8,094,209		$—	$(50)

(a)	Collateral received in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund’s statement of assets and liabilities.
(b)	Additional collateral is delivered to the Fund on the next business day in accordance with the MSLA. The net amount would be subject to the borrower default indemnity in the event of default by a counterparty.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.

5.	DERIVATIVE FINANCIAL INSTRUMENTS

Futures Contracts: Each Fund’s use of futures contracts is generally limited to cash equitization. This involves the use of available cash to invest in index futures contracts in order to gain exposure to the equity markets represented in or by the Fund’s underlying index and is intended to allow the Fund to better track its underlying index. Futures contracts are standardized, exchange-traded agreements to buy or sell a specific quantity of an underlying instrument at a set price on a future date. Depending on the terms of a contract, a futures contract is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date.

Upon entering into a futures contract, a fund is required to pledge to the executing broker which holds segregated from its own assets, an amount of cash, U.S. government securities or other high-quality debt and equity securities equal to the minimum initial margin requirements of the exchange on which the contract is traded. Securities deposited as initial margin, if any, are designated in the schedule of investments and cash deposited, if any, is shown as cash pledged for futures contracts in the statement of assets and liabilities.

Pursuant to the contract, a fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation or depreciation and, if any, shown as variation margin receivable or payable on futures contracts in the statement of assets and liabilities. When the contract is closed, a realized gain or loss is recorded in the statement of operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. Losses may arise if the notional value of a futures contract decreases due to an unfavorable change in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and the assets underlying such contracts.

N o t e s t o F i n a n c i a l S t a t e m e n t s	29

Notes to Financial Statements (unaudited) (continued)

6.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Company, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent directors).

For its investment advisory services to each Fund, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Funds, based on the average daily net assets of each Fund as follows:

iShares ETF	Investment Advisory Fee
MSCI Frontier 100	0.79%
MSCI World	0.24

Distributor: BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Securities Lending: The U.S. Securities and Exchange Commission (the “SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan in a money market fund managed by BFA, or its affiliates, however, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04% (the “collateral investment fees”). Securities lending income is equal to the total of income earned from the reinvestment of cash collateral (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities. Each Fund retains a portion of securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to the current securities lending agreement, each Fund retains 82% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in that calendar year exceeds a specified threshold, each Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year 85% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

The share of securities lending income earned by each Fund is shown as securities lending income – affiliated – net in its statement of operations. For the six months ended February 29, 2020, the Funds paid BTC the following amounts for securities lending agent services:

iShares ETF	Fees Paid to BTC
MSCI Frontier 100	$45
MSCI World	8,757

Officers and Directors: Certain officers and/or directors of the Company are officers and/or directors of BlackRock or its affiliates.

Other Transactions: Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

For the six months ended February 29, 2020, transactions executed by the Funds pursuant to Rule 17a-7 under the 1940 Act were as follows:

iShares ETF	Purchases	Sales	Net Realized Gain (Loss)
MSCI World	$5,221,798	$3,603,684	$(394,601)

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends – affiliated in the statement of operations.

A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.

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Notes to Financial Statements (unaudited) (continued)

7.	PURCHASES AND SALES

For the six months ended February 29, 2020, purchases and sales of investments, excluding in-kind transactions and short-term investments, were as follows:

iShares ETF	Purchases	Sales
MSCI Frontier 100	$60,953,505	$63,857,795
MSCI World	31,131,101	18,769,904

For the six months ended February 29, 2020, in-kind transactions were as follows:

	In-kind	In-kind
iShares ETF	Purchases	Sales
MSCI Frontier 100	$270,117	$317,884
MSCI World	334,445,509	18,952,678

8.	INCOME TAX INFORMATION

Each Fund is treated as an entity separate from the Company’s other funds for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

Management has analyzed tax laws and regulations and their application to the Funds as of February 29, 2020, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

As of August 31, 2019, the Funds had non-expiring capital loss carryforwards available to offset future realized capital gains as follows:

iShares ETF	Non-Expiring
MSCI Frontier 100	$147,337,814
MSCI World	6,530,551

A fund may own shares in certain foreign investment entities, referred to, under U.S. tax law, as “passive foreign investment companies.” Such fund may elect to mark-to-market annually the shares of each passive foreign investment company and would be required to distribute to shareholders any such marked-to-market gains.

As of February 29, 2020, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
MSCI Frontier 100	$445,496,412	$102,201,142	$(64,087,585)	$38,113,557
MSCI World	949,847,073	94,993,325	(77,260,873)	17,732,452

9.	LINE OF CREDIT

The iShares MSCI Frontier 100 ETF, along with certain other iShares funds, is a party to a $300 million credit agreement with State Street Bank and Trust Company, which expires on October 21, 2020. The line of credit may be used for temporary or emergency purposes, including redemptions, settlement of trades and rebalancing of portfolio holdings. The credit agreement has the following terms: a commitment fee of 0.20% per annum on the unused portion of the credit agreement and interest at a rate equal to the higher of (a) the one-month LIBOR (not less than zero) plus 1.00% per annum or (b) the U.S. Federal Funds rate (not less than zero) plus 1.00% per annum on amounts borrowed. The commitment fee is allocated to each fund participating in the credit agreement based on each fund’s pro-rata share of the aggregate average daily value of assets invested in local securities of certain foreign markets.

For the six months ended February 29, 2020, the maximum amount borrowed, the average daily borrowing and the weighted average interest rate, if any, under the credit agreement were as follows:

	Maximum		Weighted
	Amount	Average	Average
iShares ETF	Borrowed	Borrowing	Interest Rates
MSCI Frontier 100	$3,100,000	$85,165	2.50%

N o t e s t o F i n a n c i a l S t a t e m e n t s	31

Notes to Financial Statements (unaudited) (continued)

10.	PRINCIPAL RISKS

In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Each Fund’s prospectus provides details of the risks to which the Fund is subject.

BFA uses a “passive” or index approach to try to achieve each Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

Market Risk: Market risk arises mainly from uncertainty about future values of financial instruments influenced by price, currency and interest rate movements. It represents the potential loss a fund may suffer through holding market positions in the face of market movements. A fund is exposed to market risk by its investment in equity, fixed income and/or financial derivative instruments or by its investment in underlying funds. The fair value of securities held by a fund may decline due to general market conditions, economic trends or events that are not specifically related to the issuers of the securities including local, regional or global political, social or economic instability or to factors that affect a particular industry or group of industries. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. The extent of a fund’s exposure to market risk is the market value of the investments held as shown in the fund’s schedule of investments.

Investing in the securities of non-U.S. issuers involves certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: differences in accounting, auditing and financial reporting standards; more substantial governmental involvement in the economy; higher inflation rates, greater social, economic and political uncertainties; possible nationalization or expropriation of assets; less availability of public information about issuers; imposition of withholding or other taxes; higher transaction and custody costs and delays in settlement procedures; and lower level of regulation of the securities markets and issuers. Non-U.S. securities may be less liquid, more difficult to value, and have greater price volatility due to exchange rate fluctuations. These and other risks are heightened for investments in issuers from countries with less developed capital markets.

An outbreak of respiratory disease caused by a novel coronavirus has developed into a global pandemic and has resulted in closing borders, quarantines, disruptions to supply chains and customer activity, as well as general concern and uncertainty. The impact of this pandemic, and other global health crises that may arise in the future, could affect the economies of many nations, individual companies and the market in general in ways that cannot necessarily be foreseen at the present time. This pandemic may result in substantial market volatility and may adversely impact the prices and liquidity of a fund’s investments. The impact of the pandemic may be short term or may last for an extended period of time.

Credit Risk: Credit risk is the risk that an issuer or guarantor of debt instruments or the counterparty to a financial transaction, including derivatives contracts, repurchase agreements or loans of portfolio securities, is unable or unwilling to make timely interest and/or principal payments or to otherwise honor its obligations. BFA and its affiliates manage counterparty credit risk by entering into transactions only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose a fund to issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of a fund’s exposure to credit and counterparty risks with respect to those financial assets is approximated by their value recorded in its statement of assets and liabilities.

Concentration Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its schedule of investments.

When a fund concentrates its investments in issuers located in a single country or a limited number of countries, it assumes the risk that economic, regulatory, political and social conditions in that country or those countries may have a significant impact on the fund and could affect the income from, or the value or liquidity of, the fund’s portfolio.

When a fund concentrates its investments in securities within a single or limited number of market sectors, it assumes the risk that economic, regulatory, political and social conditions affecting such sectors may have a significant impact on the fund and could affect the income from, or the value or liquidity of, the fund’s portfolio.

11.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.

32	2 0 2 0 i S h a r e s S e m i - A n n u a l R e p o r t t o S h a r e h o l d e r s

Notes to Financial Statements (unaudited) (continued)

Transactions in capital shares were as follows:

	Six Months Ended 02/29/20		Year Ended 08/31/19
iShares ETF	Shares	Amount	Shares	Amount
MSCI Frontier 100
Shares sold	400,000	$12,178,051	450,000	$13,475,673
Shares redeemed	(350,000)	(10,027,055)	(1,800,000)	(50,493,867)
Net increase(decrease)	50,000	$2,150,996	(1,350,000)	$(37,018,194)
MSCI World
Shares sold	3,700,000	$349,987,081	3,800,000	$312,550,041
Shares redeemed	(200,000)	(19,725,259)	(2,800,000)	(238,833,780)
Net increase	3,500,000	$330,261,822	1,000,000	$73,716,261

The consideration for the purchase of Creation Units of a fund in the Company generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Company may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Company’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the statement of assets and liabilities.

12.	LEGAL PROCEEDINGS

On June 16, 2016, investors in certain iShares funds (iShares Core S&P Small-Cap ETF, iShares Russell 1000 Growth ETF, iShares Core S&P 500 ETF, iShares Russell Mid-Cap Growth ETF, iShares Russell Mid-Cap ETF, iShares Russell Mid-Cap Value ETF, iShares Select Dividend ETF, iShares Morningstar Mid-Cap ETF, iShares Morningstar Large-Cap ETF, iShares U.S. Aerospace & Defense ETF and iShares Preferred and Income Securities ETF) filed a class action lawsuit against iShares Trust, BlackRock, Inc. and certain of its advisory affiliates, and certain directors/trustees and officers of the Funds (collectively, “Defendants”) in California State Court. The lawsuit alleges the Defendants violated federal securities laws by failing to adequately disclose in the prospectuses issued by the funds noted above the risks of using stop-loss orders in the event of a ‘flash crash’, such as the one that occurred on May 6, 2010. On September 18, 2017, the court issued a Statement of Decision holding that the Plaintiffs lack standing to assert their claims. On October 11, 2017, the court entered final judgment dismissing all of the Plaintiffs’ claims with prejudice. In an opinion dated January 23, 2020, the California Court of Appeal affirmed the dismissal of Plaintiffs’ claims. On March 3, 2020, plaintiffs filed a petition for review by the California Supreme Court.

13.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

N o t e s t o F i n a n c i a l S t a t e m e n t s	33

Statement Regarding Liquidity Risk Management Program

The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.

The Board of Directors (the “Board”) of iShares MSCI Frontier 100 ETF and iShares MSCI World ETF met on December 3, 2019 (the “Meeting”) to review the liquidity risk management program (the “Program”) applicable to the iShares Funds (each, a “Fund”) pursuant to the Liquidity Rule. The Board has appointed BlackRock Fund Advisors (“BlackRock”), the investment adviser to the Funds, as the program administrator for each Fund’s Program, as applicable. BlackRock has delegated oversight of the Program to the 40 Act Liquidity Risk Management Committee (the “Committee”). At the Meeting, the Committee, on behalf of BlackRock, provided the Board with a report that addressed the operation of the Program and assessed its adequacy and effectiveness of implementation, including the operation of each Fund’s Highly Liquid Investment Minimum (“HLIM”) where applicable, and any material changes to the Program (the “Report”). The Report covered the period from December 1, 2018 through September 30, 2019 (the “Program Reporting Period”).

The Report described the Program’s liquidity classification methodology for categorizing a Fund’s investments (including derivative transactions) into one of four liquidity buckets. It also described BlackRock’s methodology in establishing a Fund’s HLIM and noted that the Committee reviews and ratifies the HLIM assigned to each Fund no less frequently than annually.

The Report noted that the Program complied with the key factors for consideration under the Liquidity Rule for assessing, managing and periodically reviewing a Fund’s liquidity risk, as follows:

a)	The Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions. During the Program Reporting Period, the Committee reviewed whether each Fund’s investment strategy is appropriate for an open-end fund structure with a focus on Funds with more significant and consistent holdings of less liquid and illiquid assets. The Committee also factored a Fund’s concentration in an issuer into the liquidity classification methodology by taking issuer position sizes into account. A factor for consideration under the Liquidity Rule is a Fund’s use of borrowings for investment purposes. However, the Funds do not borrow for investment purposes. Derivative exposure was considered in the calculation of liquidity classification.

b)	Short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions. During the Program Reporting Period, the Committee reviewed historical redemption activity and used this information as a component to establish each ETF’s reasonably anticipated trading size. The Committee may also take into consideration a Fund’s shareholder ownership concentration (which, depending on product type and distribution channel, may or may not be available), a Fund’s distribution channels, and the degree of certainty associated with a Fund’s short-term and long-term cash flow projections.

c)	Holdings of cash and cash equivalents, as well as borrowing arrangements. The Committee considered that ETFs generally do not hold more than de minimus amounts of cash. Funds may borrow for temporary or emergency purposes, including to meet payments due from redemptions or to facilitate the settlement of securities or other transactions.

d)	The relationship between an ETF’s portfolio liquidity and the way in which, and the prices and spreads at which, ETF shares trade, including the efficiency of the arbitrage function and the level of active participation by market participants, including authorized participants. The Committee monitored the prevailing bid/ask spread and the ETF price premium (or discount) to NAV for all ETFs and reviewed any persistent deviations from long-term averages.

e)	The effect of the composition of baskets on the overall liquidity of an ETF’s portfolio. In reviewing the linkage between the composition of baskets accepted by an ETF and any significant change in the liquidity profile of such ETF, the Committee reviewed changes in the proportion of each ETF’s portfolio comprised of less liquid and illiquid holdings to determine if applicable thresholds were met requiring enhanced review.

There were no material changes to the Program during the Program Reporting Period. The Report provided to the Board stated that the Committee concluded that based on the operation of the functions, as described in the Report, the Program is operating as intended and is effective in implementing the requirements of the Liquidity Rule.

34	2 0 2 0 i S h a r e s S e m i - A n n u a l R e p o r t t o S h a r e h o l d e r s

Supplemental Information (unaudited)

Section 19(a) Notices

The amounts and sources of distributions reported are estimates and are being provided pursuant to regulatory requirements and are not being provided for tax reporting purposes. The actual amounts and sources for tax reporting purposes will depend upon each fund’s investment experience during the year and may be subject to changes based on tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report these distributions for federal income tax purposes.

	Total Cumulative Distributions for the Fiscal Year-to-Date				% Breakdown of the Total Cumulative Distributions for the Fiscal Year-to-Date
iShares ETF	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share
MSCI World(a)	$0.818887	$—	$0.096327	$0.915214	89%	—%	11%	100%

(a)	The Fund estimates that it has distributed more than its net investment income and net realized capital gains; therefore, a portion of the distribution may be a return of capital. A return of capital may occur, for example, when some or all of the shareholder’s investment in the Fund is returned to the shareholder. A return of capital does not necessarily reflect the Fund’s investment performance and should not be confused with “yield” or “income”. When distributions exceed total return performance, the difference will incrementally reduce the Fund’s net asset value per share.

S u p p l e m e n t a l I n f o r m a t i o n	35

General Information

Electronic Delivery

Shareholders can sign up for email notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.

To enroll in electronic delivery:

•	Go to icsdelivery.com.
•	If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Availability of Quarterly Schedule of Investments

The iShares Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT, and for reporting periods ended prior to March 31, 2019, filed such information on Form N-Q. The iShares Funds’ Forms N-Q are available on the SEC’s website at sec.gov. The iShares Funds also disclose their complete schedule of portfolio holdings on a daily basis on the iShares website at iShares.com.

Availability of Proxy Voting Policies and Proxy Voting Records

A description of the policies and procedures that the iShares Funds use to determine how to vote proxies relating to portfolio securities and information about how the iShares Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request (1) by calling toll-free 1-800-474-2737; (2) on the iShares website at iShares.com; and (3) on the SEC website at sec.gov.

36	2 0 2 0 i S h a r e s S e m i - A n n u a l R e p o r t t o S h a r e h o l d e r s

Glossary of Terms Used in this Report

Portfolio Abbreviations- Equity

ADR	American Depositary Receipt

GDR	Global Depositary Receipt

NVS	Non-Voting Shares

SDR	Swedish Depositary Receipt

G l o s s a r y o f T e r m s U s e d i n t h i s R e p o r t	37

Want to know more?

iShares.com   |   1-800-474-2737

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by MSCI Inc., nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.

©2020 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

iS-SAR-811-0220

FEBRUARY 29, 2020

2020 Semi-Annual Report (Unaudited)

iShares, Inc.

●	iShares MSCI Global Agriculture Producers ETF | VEGI | NYSE Arca
●	iShares MSCI Global Energy Producers ETF | FILL | NYSE Arca
●	iShares MSCI Global Gold Miners ETF | RING | NASDAQ
●	iShares MSCI Global Metals & Mining Producers ETF | PICK | Cboe BZX
●	iShares MSCI Global Silver and Metals Miners ETF | SLVP | Cboe BZX

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of each Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

You may elect to receive all future reports in paper free of charge. If you hold accounts through a financial intermediary, you can follow the instructions included with this disclosure, if applicable, or contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. Please note that not all financial intermediaries may offer this service. Your election to receive reports in paper will apply to all funds held with your financial intermediary.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive electronic delivery of shareholder reports and other communications by contacting your financial intermediary. Please note that not all financial intermediaries may offer this service.

Fund Summary as of February 29, 2020	iShares® MSCI Global Agriculture Producers ETF

Investment Objective

The iShares MSCI Global Agriculture Producers ETF (the “Fund”) seeks to track the investment results of an index composed of global equities of companies primarily engaged in the business of agriculture, as represented by the MSCI ACWI Select Agriculture Producers Investable Market Index (the "Index"). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns
				Since			Since
	6 Months	1 Year	5 Years	Inception	1 Year	5 Years	Inception
Fund NAV	(4.37)%	(8.34)%	0.50%	2.17%	(8.34)%	2.51%	18.99%
Fund Market	(4.09)	(8.22)	0.55	2.15	(8.22)	2.80	18.77
Index	(4.34)	(8.27)	0.48	2.23	(8.27)	2.43	19.49

The inception date of the Fund was 1/31/12. The first day of secondary market trading was 2/2/12.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 8 for more information.

Expense Example

Actual				Hypothetical 5% Return
Beginning	Ending	Expenses		Beginning	Ending	Expenses		Annualized
Account Value	Account Value	Paid During		Account Value	Account Value	Paid During		Expense
(09/01/19)	(02/29/20)	the Period	(a)	(09/01/19)	(02/29/20)	the Period	(a)	Ratio
$1,000.00	$956.30	$1.90		$1,000.00	$1,022.90	$1.96		0.39%

(a)	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 8 for more information.

Portfolio Information

ALLOCATION BY SECTOR
Sector	Percent of Total Investments	(a)
Fertilizers & Agricultural Chemicals	32.9%
Agricultural & Farm Machinery	26.4
Agricultural Products	20.9
Packaged Foods & Meats	19.8
TEN LARGEST GEOGRAPHIC ALLOCATION
Country/Geographic Region	Percent of Total Investments	(a)
United States	47.8%
Norway	7.7
Canada	7.5
Japan	6.8
China	3.5
Hong Kong	3.3
Italy	2.9
Malaysia	2.8
India	2.6
Singapore	2.3

(a)	Excludes money market funds.

F u n d S u m m a r y	3

Fund Summary as of February 29, 2020	iShares® MSCI Global Energy Producers ETF

Investment Objective

The iShares MSCI Global Energy Producers ETF (the “Fund”) seeks to track the investment results of an index composed of global equities of companies primarily engaged in the business of energy exploration and production, as represented by the MSCI ACWI Select Energy Producers Investable Market Index (the "Index"). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns
				Since			Since
	6 Months	1 Year	5 Years	Inception	1 Year	5 Years	Inception
Fund NAV	(15.40)%	(25.33)%	(4.18)%	(3.38)%	(25.33)%	(19.20)%	(24.27)%
Fund Market	(14.50)	(24.70)	(4.12)	(3.28)	(24.70)	(18.96)	(23.62)
Index	(15.51)	(25.53)	(4.45)	(3.57)	(25.53)	(20.36)	(25.44)

The inception date of the Fund was 1/31/12. The first day of secondary market trading was 2/2/12.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 8 for more information.

Expense Example

Actual				Hypothetical 5% Return
Beginning	Ending	Expenses		Beginning	Ending	Expenses		Annualized
Account Value	Account Value	Paid During		Account Value	Account Value	Paid During		Expense
(09/01/19)	(02/29/20)	the Period	(a)	(09/01/19)	(02/29/20)	the Period	(a)	Ratio
$1,000.00	$846.00	$1.79		$1,000.00	$1,022.90	$1.96		0.39%

(a)	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 8 for more information.

Portfolio Information

ALLOCATION BY SECTOR
Sector	Percent of Total Investments	(a)
Integrated Oil & Gas	63.5%
Oil & Gas Exploration & Production	23.5
Oil & Gas Refining & Marketing	11.3
Coal & Consumable Fuels	1.7
TEN LARGEST GEOGRAPHIC ALLOCATION
Country/Geographic Region	Percent of Total Investments	(a)
United States	43.2%
United Kingdom	16.6
Canada	6.7
France	6.1
Russia	4.7
India	4.0
Brazil	2.8
China	2.7
Australia	2.1
Italy	1.9

(a)	Excludes money market funds.

4	2 0 2 0 i S h a r e s S e m i - A n n u a l R e p o r t t o S h a r e h o l d e r s

Fund Summary as of February 29, 2020	iShares® MSCI Global Gold Miners ETF

Investment Objective

The iShares MSCI Global Gold Miners ETF (the “Fund”) seeks to track the investment results of an index composed of global equities of companies primarily engaged in the business of gold mining, as represented by the MSCI ACWI Select Gold Miners Investable Market Index (the "Index"). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns
				Since			Since
	6 Months	1 Year	5 Years	Inception	1 Year	5 Years	Inception
Fund NAV	(8.36)%	27.00%	5.60%	(8.83)%	27.00%	31.31%	(52.61)%
Fund Market	(8.86)	26.38	5.44	(8.89)	26.38	30.30	(52.87)
Index	(8.24)	27.11	5.85	(8.65)	27.11	32.89	(51.88)

The inception date of the Fund was 1/31/12. The first day of secondary market trading was 2/2/12.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 8 for more information.

Expense Example

Actual				Hypothetical 5% Return
Beginning	Ending	Expenses		Beginning	Ending	Expenses		Annualized
Account Value	Account Value	Paid During		Account Value	Account Value	Paid During		Expense
(09/01/19)	(02/29/20)	the Period	(a)	(09/01/19)	(02/29/20)	the Period	(a)	Ratio
$1,000.00	$916.40	$1.86		$1,000.00	$1,022.90	$1.96		0.39%

(a)	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 8 for more information.

Portfolio Information

GEOGRAPHIC ALLOCATION
Country/Geographic Region	Percent of Total Investments	(a)
Canada	50.9%
United States	22.0
South Africa	12.5
Australia	8.7
Russia	2.1
Peru	1.6
United Kingdom	1.5
Turkey	0.7
TEN LARGEST HOLDINGS
Security	Percent of Total Investments	(a)
Newmont Corp.	20.9%
Barrick Gold Corp.	19.4
Newcrest Mining Ltd.	6.5
Agnico Eagle Mines Ltd.	4.7
AngloGold Ashanti Ltd.	4.4
Kinross Gold Corp.	4.3
Kirkland Lake Gold Ltd.	4.2
Gold Fields Ltd.	3.4
Sibanye Stillwater Ltd.	3.2
Yamana Gold Inc.	2.7

(a)	Excludes money market funds.

F u n d S u m m a r y	5

Fund Summary as of February 29, 2020	iShares® MSCI Global Metals & Mining Producers ETF

Investment Objective

The iShares MSCI Global Metals & Mining Producers ETF (the “Fund”) seeks to track the investment results of an index composed of global equities of companies primarily engaged in mining, extraction or production of diversified metals, excluding gold and silver, as represented by the MSCI ACWI Select Metals & Mining Producers ex Gold & Silver Investable Market Index (the "Index"). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns
				Since			Since
	6 Months	1 Year	5 Years	Inception	1 Year	5 Years	Inception
Fund NAV	(5.67)%	(18.83)%	(1.25)%	(5.09)%	(18.83)%	(6.11)%	(34.45)%
Fund Market	(5.77)	(18.81)	(1.42)	(5.13)	(18.81)	(6.88)	(34.64)
Index	(5.58)	(18.74)	(1.04)	(4.96)	(18.74)	(5.10)	(33.73)

The inception date of the Fund was 1/31/12. The first day of secondary market trading was 2/2/12.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 8 for more information.

Expense Example

Actual				Hypothetical 5% Return
Beginning	Ending	Expenses		Beginning	Ending	Expenses		Annualized
Account Value	Account Value	Paid During		Account Value	Account Value	Paid During		Expense
(09/01/19)	(02/29/20)	the Period	(a)	(09/01/19)	(02/29/20)	the Period	(a)	Ratio
$1,000.00	$943.30	$1.88		$1,000.00	$1,022.90	$1.96		0.39%

(a)	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 8 for more information.

Portfolio Information

ALLOCATION BY SECTOR
Sector	Percent of Total Investments	(a)
Diversified Metals & Mining	53.4%
Steel	32.9
Copper	6.9
Aluminum	4.0
Precious Metals & Minerals	2.8
TEN LARGEST GEOGRAPHIC ALLOCATION
Country/Geographic Region	Percent of Total Investments	(a)
Australia	26.8%
United Kingdom	18.9
United States	10.3
Brazil	6.7
Japan	6.5
Russia	4.8
Canada	3.2
South Korea	3.1
China	2.6
South Africa	2.5

(a)	Excludes money market funds.

6	2 0 2 0 i S h a r e s S e m i - A n n u a l R e p o r t t o S h a r e h o l d e r s

Fund Summary as of February 29, 2020	iShares® MSCI Global Silver and Metals Miners ETF

Investment Objective

The iShares MSCI Global Silver and Metals Miners ETF (the “Fund”) (formerly the iShares MSCI Global Silver Miners ETF) seeks to track the investment results of an index composed of global equities of companies primarily engaged in the business of silver exploration or metals mining, as represented by the MSCI ACWI Select Silver Miners Investable Market Index (the "Index"). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

			Average Annual Total Returns			Cumulative Total Returns
					Since			Since
	6 Months		1 Year	5 Years	Inception	1 Year	5 Years	Inception
Fund NAV	(13.29	)%(a)	2.84%	1.21%	(10.14)%	2.84%	6.21%	(57.83)%
Fund Market	(13.26)		2.73	1.21	(10.11)	2.73	6.21	(57.74)
Index	(13.56)		2.33	1.09	(10.17)	2.33	5.58	(57.98)

(a)	The NAV total return presented in the table for the six-months period differs from the same period return disclosed in the financial highlights. The total return in the financial highlights is calculated in the same manner but differs due to certain adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

The inception date of the Fund was 1/31/12. The first day of secondary market trading was 2/2/12.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 8 for more information.

Expense Example

Actual				Hypothetical 5% Return
Beginning	Ending	Expenses		Beginning	Ending	Expenses		Annualized
Account Value	Account Value	Paid During		Account Value	Account Value	Paid During		Expense
(09/01/19)	(02/29/20)	the Period	(a)	(09/01/19)	(02/29/20)	the Period	(a)	Ratio
$1,000.00	$867.10	$1.81		$1,000.00	$1,022.90	$1.96		0.39%

(a)	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 8 for more information.

Portfolio Information

GEOGRAPHIC ALLOCATION
Country/Geographic Region	Percent of Total Investments	(a)
Canada	74.2%
United States	11.3
South Africa	4.6
Mexico	3.3
Japan	2.7
United Kingdom	2.6
Other (each representing less than 1%)	1.3
TEN LARGEST HOLDINGS
Security	Percent of Total Investments	(a)
Wheaton Precious Metals Corp.	23.2%
Pan American Silver Corp.	11.1
Yamana Gold Inc.	9.3
Harmony Gold Mining Co. Ltd.	4.6
Newmont Corp.	4.6
Eldorado Gold Corp.	4.3
SSR Mining Inc.	4.3
Hecla Mining Co.	3.9
First Majestic Silver Corp.	3.5
Industrias Penoles SAB de CV	3.3

(a)	Excludes money market funds.

F u n d S u m m a r y	7

About Fund Performance

Past performance is no guarantee of future results. Financial markets have experienced extreme volatility and trading in many instruments has been disrupted. These circumstances may continue for an extended period of time, and may continue to affect adversely the value and liquidity of the fund's investments. As a result, current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at iShares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest ask on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of a fund may not trade in the secondary market until after the fund’s inception, for the period from inception to the first day of secondary market trading in shares of the fund, the NAV of the fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

As a shareholder of your Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The expense example, which is based on an investment of $1,000 invested at the beginning of the period (or from the commencement of operations if less than 6 months) and held through the end of the period, is intended to help you understand your ongoing costs (in dollars and cents) of investing in your Fund and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses – The table provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. To estimate the expenses that you paid on your account over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period.”

Hypothetical Example for Comparison Purposes – The table also provides information about hypothetical account values and hypothetical expenses based on your Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

8	2 0 2 0 i S h a r e s S e m i - A n n u a l R e p o r t t o S h a r e h o l d e r s

Schedule of Investments (unaudited)	iShares® MSCI Global Agriculture Producers ETF
February 29, 2020	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Argentina — 0.2%
Adecoagro SA(a)	7,771	$50,822

Australia — 1.6%
Australian Agricultural Co. Ltd.(a)	24,149	17,127
Costa Group Holdings Ltd.	26,790	51,128
Elders Ltd.	10,488	52,339
GrainCorp Ltd., Class A(a)	16,264	81,792
Inghams Group Ltd.	22,648	50,524
Nufarm Ltd./Australia(a)	21,451	70,674
Select Harvests Ltd.	7,201	29,250
Tassal Group Ltd.	14,875	36,924
		389,758
Brazil — 0.5%
Sao Martinho SA	13,300	78,091
SLC Agricola SA	6,487	29,001
		107,092
Canada — 7.5%
Ag Growth International Inc.	1,425	41,051
Nutrien Ltd.	42,845	1,731,546
Rogers Sugar Inc.	7,866	28,948
Village Farms International Inc.(a)(b)	2,945	11,847
		1,813,392
China — 3.5%
Beijing Dabeinong Technology Group Co. Ltd., Class A	20,900	20,481
China Agri-Industries Holdings Ltd.	171,200	92,926
China BlueChemical Ltd., Class H	138,000	26,208
China Huishan Dairy Holdings Co. Ltd.(a)(c)	295,050	568
China Modern Dairy Holdings Ltd.(a)	190,000	22,918
COFCO Meat Holdings Ltd.(a)	104,000	26,023
Fujian Sunner Development Co. Ltd., Class A	3,800	11,791
Heilongjiang Agriculture Co. Ltd., Class A	7,600	13,384
Henan Shuanghui Investment & Development Co. Ltd., Class A	11,400	55,449
Inner Mongolia Yili Industrial Group Co. Ltd., Class A	26,600	110,012
Jiangsu Yangnong Chemical Co. Ltd., Class A	1,900	19,013
Jiangxi Zhengbang Technology Co. Ltd., Class A	11,400	24,658
Muyuan Foodstuff Co. Ltd., Class A	9,500	158,329
New Hope Liuhe Co. Ltd., Class A	19,000	65,778
Shandong Hualu Hengsheng Chemical Co. Ltd., Class A	7,600	18,353
Sinofert Holdings Ltd.	152,000	15,214
Tech-Bank Food Co. Ltd., Class A(a)	5,700	7,950
Tongwei Co. Ltd., Class A	17,100	42,198
Wens Foodstuffs Group Co. Ltd., Class A	23,500	109,361
Yuan Longping High-Tech Agriculture Co. Ltd., Class A	5,700	13,479
		854,093
France — 0.1%
Vilmorin & Cie SA	494	21,787
Germany — 1.0%
K+S AG, Registered(b)	14,231	115,521
KWS Saat SE & Co. KGaA	874	48,962
Suedzucker AG	5,358	82,809
		247,292
Hong Kong — 3.3%
Ausnutria Dairy Corp. Ltd.	41,000	66,184
WH Group Ltd.(d)	712,500	724,107
		790,291
Security	Shares	Value

India — 2.6%
Balrampur Chini Mills Ltd.	8,987	$17,783
Bayer CropScience Ltd./India	785	47,666
Chambal Fertilizers and Chemicals Ltd.	7,448	14,541
Coromandel International Ltd.	5,111	43,590
EID Parry India Ltd.	4,446	11,607
Escorts Ltd.	4,104	44,362
Gujarat Narmada Valley Fertilizers & Chemicals Ltd.	3,135	6,770
Kaveri Seed Co. Ltd.	1,919	11,397
KRBL Ltd.	3,477	12,038
Rallis India Ltd.	4,009	12,441
Tata Consumer Products Ltd.	22,211	106,535
UPL Ltd.	39,748	286,237
Venky's India Ltd.	304	5,163
		620,130
Indonesia — 1.2%
Charoen Pokphand Indonesia Tbk PT	554,800	220,412
Inti Agri Resources Tbk PT(a)(c)	2,230,700	6,460
Japfa Comfeed Indonesia Tbk PT	262,200	25,585
Perusahaan Perkebunan London Sumatra Indonesia Tbk PT.	222,300	15,029
Sawit Sumbermas Sarana Tbk PT	216,600	12,228
Tunas Baru Lampung Tbk PT.	171,000	7,330
		287,044
Ireland — 0.1%
Origin Enterprises PLC	9,348	28,751
Israel — 1.0%
Israel Chemicals Ltd.	52,763	195,402
Israel Corp. Ltd. (The)(a)	285	40,014
		235,416
Italy — 2.9%
CNH Industrial NV	75,848	695,682
Japan — 6.7%
Chubu Shiryo Co. Ltd.	1,000	13,202
Hokuto Corp.	1,900	32,376
Iseki & Co. Ltd.	700	7,476
Kubota Corp.	77,900	1,099,909
Kumiai Chemical Industry Co. Ltd.	6,200	41,672
Maruha Nichiro Corp.	3,300	69,326
Mitsui Sugar Co. Ltd.	1,300	22,887
NH Foods Ltd.	6,600	249,033
Nihon Nohyaku Co. Ltd.	1,900	8,895
Sakata Seed Corp.	2,200	61,290
YAMABIKO Corp.	2,600	20,971
		1,627,037
Malaysia — 2.8%
FGV Holdings Bhd(a)	119,700	32,374
Genting Plantations Bhd.	19,000	45,167
IOI Corp. Bhd	142,500	140,979
Kuala Lumpur Kepong Bhd	32,300	167,362
Leong Hup International Berhad	79,800	13,253
QL Resources Bhd	49,405	95,645
Sime Darby Plantation Bhd	155,800	183,338
		678,118
Netherlands — 0.5%
ForFarmers NV	2,964	17,907
OCI NV(a)	6,270	104,377
		122,284

S c h e d u l e o f I n v e s t m e n t s	9

Schedule of Investments (unaudited) (continued)	iShares® MSCI Global Agriculture Producers ETF
February 29, 2020	(Percentages shown are based on Net Assets)

Security	Shares	Value

Norway — 7.6%
Austevoll Seafood ASA	6,802	$59,461
Bakkafrost P/F	3,724	232,558
Grieg Seafood ASA	3,762	47,542
Leroy Seafood Group ASA	22,420	135,915
Mowi ASA	32,775	684,961
Norway Royal Salmon ASA	960	21,751
Salmar ASA	4,218	187,303
Yara International ASA	13,262	477,453
		1,846,944
Pakistan — 0.4%
Engro Corp. Ltd./Pakistan	23,220	46,635
Engro Fertilizers Ltd.	38,467	15,745
Fauji Fertilizer Co. Ltd.	40,100	26,869
Millat Tractors Ltd.	2,565	11,016
		100,265
Poland — 0.1%
Grupa Azoty SA(a)	3,382	17,448

Russia — 0.4%
PhosAgro PJSC, GDR(e)	8,607	94,763

Saudi Arabia — 2.0%
Almarai Co. JSC	18,829	229,873
National Agriculture Development Co. (The)(a)	3,040	20,907
Saudi Arabian Fertilizer Co.	12,521	224,286
		475,066
Singapore — 2.3%
Bumitama Agri Ltd.	26,600	11,149
China XLX Fertiliser Ltd.	38,000	11,703
First Resources Ltd.(b)	39,900	45,455
Golden Agri-Resources Ltd.	476,900	68,338
Japfa Ltd.	33,440	13,417
Wilmar International Ltd.	144,400	410,739
		560,801
South Africa — 0.2%
Astral Foods Ltd.	2,888	34,458
Oceana Group Ltd.	5,795	20,150
Tongaat Hulett Ltd.(a)	10,038	2,067
		56,675
South Korea — 0.2%
Dongwon Industries Co. Ltd.	114	18,398
Easy Bio Inc.(a)(b)	2,812	10,303
Harim Holdings Co. Ltd.	2,204	12,812
Namhae Chemical Corp.(a)	1,862	10,640
		52,153
Sweden — 0.1%
Scandi Standard AB	3,686	23,952
Taiwan — 0.5%
Charoen Pokphand Enterprise	13,000	26,705
Taiwan Fertilizer Co. Ltd.	57,000	90,358
		117,063
Thailand — 1.1%
Charoen Pokphand Foods PCL, NVDR	288,800	244,823
GFPT PCL, NVDR	41,800	14,174
Khon Kaen Sugar Industry PCL, NVDR	138,754	9,322
		268,319
United Kingdom — 0.8%
Cranswick PLC	3,895	165,670
Security	Shares	Value

United Kingdom (continued)
Sirius Minerals PLC(a)(b)	528,105	$29,977
		195,647
United States — 47.6%
AGCO Corp.	4,788	289,339
American Vanguard Corp.	2,071	31,583
Archer-Daniels-Midland Co.	41,648	1,568,047
Bunge Ltd.	10,564	495,980
Cal-Maine Foods Inc.(b)	2,318	80,875
CF Industries Holdings Inc.	16,226	598,090
Corteva Inc.(a)	55,936	1,521,459
Darling Ingredients Inc.(a)	12,255	314,953
Deere & Co.	22,363	3,499,362
FMC Corp.	9,690	902,139
Fresh Del Monte Produce Inc.	2,337	64,081
Ingredion Inc.	4,997	416,250
Intrepid Potash Inc.(a)	7,429	13,149
Lindsay Corp.	817	80,907
Mosaic Co. (The).	26,866	457,528
Pilgrim's Pride Corp.(a)(b)	4,693	99,304
Sanderson Farms Inc.	1,501	185,464
Scotts Miracle-Gro Co. (The)	3,135	332,279
Toro Co. (The)	7,961	568,654
		11,519,443
Total Common Stocks — 98.8% (Cost: $26,057,473)		23,897,528

Preferred Stocks
Chile — 0.9%
Sociedad Quimica y Minera de Chile SA, Series B, Preference Shares	8,569	224,125
Total Preferred Stocks — 0.9% (Cost: $255,789)		224,125

Short-Term Investments

Money Market Funds — 1.3%
BlackRock Cash Funds: Institutional, SL Agency Shares, 1.74%(f)(g)(h)	285,033	285,233
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.52%(f)(g)	30,000	30,000
		315,233
Total Short-Term Investments — 1.3% (Cost: $315,134)		315,233
Total Investments in Securities — 101.0% (Cost: $26,628,396)		24,436,886
Other Assets, Less Liabilities — (1.0)%		(245,209)
Net Assets — 100.0%		$24,191,677

(a)	Non-income producing security.

(b)	All or a portion of this security is on loan.

(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

(d)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(e)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.

10	2 0 2 0 i S h a r e s S e m i - A n n u a l R e p o r t t o S h a r e h o l d e r s

Schedule of Investments (unaudited) (continued)	iShares® MSCI Global Agriculture Producers ETF
February 29, 2020

(f)	Affiliate of the Fund.

(g)	Annualized 7-day yield as of period-end.

(h)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the six months ended February 29, 2020, for purposes of Section 2(a)(3) of the 1940Act, were as follows:

									Change in
	Shares		Shares						Unrealized
	Held at		Held at	Value at			Net Realized		Appreciation
Affiliated Issuer	08/31/19	Net Activity	02/29/20	02/29/20	Income		Gain (Loss)	(a)	(Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	327,331	(42,298)	285,033	$285,233	$3,168	(b)	$6		$72
BlackRock Cash Funds: Treasury, SL Agency Shares	21,000	9,000	30,000	30,000	237		—		—
				$315,233	$3,405		$6		$72

(a)	Includes realized capital gain distributions from an affiliated fund, if any.

(b)	Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of February 29, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$23,890,500	$—	$7,028	$23,897,528
Preferred Stocks	224,125	—	—	224,125
Money Market Funds	315,233	—	—	315,233
	$24,429,858	$—	$7,028	$24,436,886

See notes to financial statements.

S c h e d u l e o f I n v e s t m e n t s	11

Schedule of Investments (unaudited)	iShares® MSCI Global Energy Producers ETF
February 29, 2020	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Argentina — 0.1%
YPF SA, ADR	3,626	$28,972

Australia — 2.1%
Beach Energy Ltd.	37,176	42,066
Cooper Energy Ltd.(a)	34,700	10,851
New Hope Corp. Ltd.	6,776	6,313
Oil Search Ltd.	29,600	104,774
Santos Ltd.	38,450	169,320
Senex Energy Ltd.(a)	30,076	4,848
Washington H Soul Pattinson & Co. Ltd.	2,626	33,050
Whitehaven Coal Ltd.	15,076	19,440
Woodside Petroleum Ltd.	20,350	366,329
		756,991
Austria — 0.4%
OMV AG.	3,226	134,125
Brazil — 1.4%
Dommo Energia SA(a)	2,160	622
Enauta Participacoes SA	2,600	7,659
Petro Rio SA(a)	2,600	22,706
Petroleo Brasileiro SA	80,000	481,420
		512,407
Canada — 6.6%
Advantage Oil & Gas Ltd.(a)	4,076	6,134
ARC Resources Ltd.	7,600	33,064
Baytex Energy Corp.(a)	.11,300	10,438
Birchcliff Energy Ltd.	5,650	6,356
Cameco Corp.	8,676	75,039
Canacol Energy Ltd.	2,676	8,532
Canadian Natural Resources Ltd.	25,600	658,904
Cenovus Energy Inc.	22,776	167,467
Crescent Point Energy Corp.	11,800	32,086
Enerplus Corp.	5,250	22,801
Freehold Royalties Ltd.	2,150	9,642
Frontera Energy Corp.	1,526	8,628
Husky Energy Inc.	7,826	37,254
Imperial Oil Ltd.	5,800	126,988
Kelt Exploration Ltd.(a)	3,157	7,526
MEG Energy Corp.(a)(b)	5,276	24,290
NexGen Energy Ltd.(a)	5,250	4,654
NuVista Energy Ltd.(a)	4,250	6,269
Paramount Resources Ltd., Class A(a)	1,250	3,986
Parex Resources Inc.(a)	.3,150	43,084
Peyto Exploration & Development Corp.	3,576	5,861
PrairieSky Royalty Ltd.	4,776	44,296
Seven Generations Energy Ltd., Class A(a)	6,276	25,808
Suncor Energy Inc.	33,400	920,376
Surge Energy Inc.(b)	6,800	4,407
Tamarack Valley Energy Ltd.(a)	4,126	3,965
TORC Oil & Gas Ltd.	3,576	8,711
Tourmaline Oil Corp.	5,676	47,147
Vermilion Energy Inc.	3,300	33,090
Whitecap Resources Inc.	8,826	25,906
		2,412,709
China — 2.7%
China Coal Energy Co. Ltd., Class H	22,000	7,114
China Shenhua Energy Co. Ltd., Class A	5,000	11,445
China Shenhua Energy Co. Ltd., Class H	75,000	130,116
Security	Shares	Value

China (continued)
CNOOC Ltd.	400,000	$548,181
Guanghui Energy Co. Ltd., Class A	15,000	6,094
Inner Mongolia Yitai Coal Co. Ltd., Class B	25,000	17,150
PetroChina Co. Ltd., Class A.	20,000	14,506
PetroChina Co. Ltd., Class H	472,000	182,912
Shaanxi Coal Industry Co. Ltd., Class A	7,600	8,589
Shandong Xinchao Energy Corp. Ltd., Class A(a)	5,000	1,366
Shanxi Lu’an Environmental Energy Development Co. Ltd., Class A	5,000	4,335
Shanxi Meijin Energy Co. Ltd., Class A(a)	5,000	5,965
Shanxi Xishan Coal & Electricity Power Co. Ltd., Class A.	5,000	3,619
Yanzhou Coal Mining Co. Ltd., Class A	.5,000	6,345
Yanzhou Coal Mining Co. Ltd., Class H	34,000	25,784
		973,521
Colombia — 0.3%
Ecopetrol SA.	109,276	95,657
Finland — 1.0%
Neste OYJ.	9,250	362,329
France — 6.0%
Etablissements Maurel et Prom SA	976	2,450
TOTAL SA	52,150	2,198,565
		2,201,015
Greece — 0.1%
Motor Oil Hellas Corinth Refineries SA	1,323	21,508
Hong Kong — 0.0%
Agritrade Resources Ltd.(b)	60,000	1,509
Hungary — 0.2%
MOL Hungarian Oil & Gas PLC	8,800	67,678
India — 4.0%
Bharat Petroleum Corp. Ltd.	14,550	85,958
Coal India Ltd.	28,100	65,570
Hindustan Petroleum Corp. Ltd.	13,526	37,026
Indian Oil Corp. Ltd.	42,000	61,544
Oil & Natural Gas Corp. Ltd.	54,500	69,440
Oil India Ltd.	5,326	7,970
Reliance Industries Ltd.	25,700	473,154
Reliance Industries Ltd., GDR(c)	18,250	663,388
		1,464,050
Indonesia — 0.3%
Adaro Energy Tbk PT	305,000	24,553
Alfa Energi Investama Tbk PT(a)	17,600	116
Bukit Asam Tbk PT	62,600	9,773
Bumi Resources Tbk PT(a)	1,210,000	4,217
Indika Energy Tbk PT	35,000	1,830
Indo Tambangraya Megah Tbk PT	10,000	7,876
Medco Energi Internasional Tbk PT(a)	130,066	5,711
Sugih Energy Tbk PT(a)(d)	206,700	58
United Tractors Tbk PT	37,600	43,503
		97,637
Israel — 0.1%
Equital Ltd.(a)	367	8,851
Naphtha Israel Petroleum Corp. Ltd.	577	2,394
Oil Refineries Ltd.	39,126	13,224
Paz Oil Co. Ltd.	250	27,382
		51,851

12	2 0 2 0 I S h a r e s S e m i - A n n u a l R e p o r t t o S h a r e h o l d e r s

Schedule of Investments (unaudited) (continued)	iShares® MSCI Global Energy Producers ETF
February 29, 2020	(Percentages shown are based on Net Assets)

Security	Shares	Value

Italy — 1.9%
Eni SpA	55,500	$680,236
Saras SpA	12,600	14,740
		694,976
Japan — 1.6%
Cosmo Energy Holdings Co. Ltd.	1,236	20,649
Idemitsu Kosan Co. Ltd.	4,268	105,172
Inpex Corp.	22,600	195,462
Japan Petroleum Exploration Co. Ltd.	700	14,997
JXTG Holdings Inc.	65,000	261,531
		597,811
Malaysia — 0.0%
Hengyuan Refining Co. Bhd(a)	2,600	2,215
Hibiscus Petroleum Bhd(a)	22,600	4,021
Petron Malaysia Refining & Marketing Bhd	2,600	2,831
		9,067
New Zealand — 0.0%
New Zealand Refining Co. Ltd. (The)	4,126	3,122
Norway — 1.1%
Aker BP ASA	2,400	56,175
BW Energy Ltd.(a)	1,000	1,798
DNO ASA	12,750	8,693
Equinor ASA	21,700	323,605
		390,271
Pakistan — 0.0%
Oil & Gas Development Co. Ltd.	12,600	9,589
Pakistan Oilfields Ltd.	3,011	7,192
		16,781
Philippines — 0.0%
Petron Corp.	100,100	6,598
Pilipinas Shell Petroleum Corp.	5,000	2,555
Semirara Mining & Power Corp.	20,000	7,612
		16,765
Poland — 0.4%
Grupa Lotos SA	1,950	29,408
Lubelski Wegiel Bogdanka SA	184	768
Polski Koncern Naftowy ORLEN SA	6,576	97,805
		127,981
Portugal — 0.4%
Galp Energia SGPS SA	10,800	146,749
Russia — 4.4%
LUKOIL PJSC	9,000	763,326
Novatek PJSC, GDR(e)	2,000	286,600
Rosneft Oil Co. PJSC	12,500	75,037
Rosneft Oil Co. PJSC, GDR(e)	12,600	76,230
Surgutneftegas PJSC	115,000	65,774
Surgutneftegas PJSC, ADR	3,976	22,663
Tatneft PJSC	32,800	327,805
		1,617,435
Saudi Arabia — 0.7%
Rabigh Refining & Petrochemical Co.(a)	4,800	20,088
Saudi Arabian Oil Co.(a)(c)	25,500	226,689
		246,777
South Africa — 0.1%
Exxaro Resources Ltd.	5,750	40,937
South Korea — 0.5%
SK Innovation Co. Ltd.	1,200	111,651
Security	Shares	Value

South Korea (continued)
S-Oil Corp.	1,000	$54,837
		166,488
Spain — 0.9%
Repsol SA	30,800	342,721
Sweden — 0.3%
Lundin Petroleum AB	4,000	111,066
Thailand — 0.5%
Bangchak Corp. PCL, NVDR	25,000	19,014
Banpu PCL, NVDR.	100,000	22,500
Esso Thailand PCL, NVDR	25,000	4,754
IRPC PCL, NVDR	260,000	18,127
PTT Exploration & Production PCL, NVDR	30,031	100,881
Thai Oil PCL, NVDR(b)	25,000	34,266
		199,542
Turkey — 0.1%
Tupras Turkiye Petrol Rafinerileri AS	2,700	43,767
United Arab Emirates — 0.1%
Dana Gas PJSC	78,376	18,672
United Kingdom — 16.4%
Anglo Pacific Group PLC	3,100	5,128
BP PLC	440,900	2,230,966
Cairn Energy PLC(a)	12,726	22,611
Diversified Gas & Oil PLC	13,000	13,217
EnQuest PLC(a)	34,400	8,788
Gulf Keystone Petroleum Ltd.	4,400	8,329
Hurricane Energy PLC(a)(b)	34,276	6,479
Pharos Energy PLC	3,800	1,485
Premier Oil PLC(a)(b)	17,700	17,553
Royal Dutch Shell PLC, Class A	91,300	1,937,484
Royal Dutch Shell PLC, Class B	80,850	1,717,996
Serica Energy PLC(a)	3,750	4,689
Tullow Oil PLC	29,726	12,796
		5,987,521
United States — 42.8%
Antero Resources Corp.(a)(b)	5,200	8,320
Apache Corp.	8,200	204,344
Arch Coal Inc., Class A	350	17,623
Berry Corp.	1,276	8,128
Bonanza Creek Energy Inc.(a)(b).	350	5,702
Brigham Minerals Inc., Class A.	500	7,975
Cabot Oil & Gas Corp.	8,850	123,280
California Resources Corp.(a)(b)	976	6,198
Callon Petroleum Co.(a)	8,601	19,524
Centennial Resource Development Inc./DE, Class A(a)(b)	3,976	9,423
Chesapeake Energy Corp.(a)(b)	37,550	10,326
Chevron Corp.	41,100	3,836,274
Cimarex Energy Co.	2,100	69,405
CNX Resources Corp.(a)	4,176	22,175
Concho Resources Inc.	4,400	299,288
ConocoPhillips	23,700	1,147,554
CONSOL Energy Inc.(a)	550	3,130
Continental Resources Inc./OK	2,026	38,393
Contura Energy Inc.(a)(b)	376	2,139
CVR Energy Inc.	650	18,473
Delek U.S. Holdings Inc.	1,650	35,277
Denbury Resources Inc.(a)(b)	9,926	7,468
Devon Energy Corp.	8,250	133,980

S c h e d u l e o f I n v e s t m e n t s	13

Schedule of Investments (unaudited) (continued)	iShares® MSCI Global Energy Producers ETF
February 29, 2020	(Percentages shown are based on Net Assets)

Security	Shares	Value

United States (continued)
Diamondback Energy Inc.	3,350	$207,700
EOG Resources Inc.	12,650	800,239
EQT Corp.	5,450	31,991
Extraction Oil & Gas Inc.(a)	1,150	792
Exxon Mobil Corp.	92,050	4,735,052
Gran Tierra Energy Inc.(a)(b)	8,076	6,194
Gulfport Energy Corp.(a)(b)	3,426	2,808
Hess Corp.	5,976	335,732
HollyFrontier Corp.	3,350	112,828
Kosmos Energy Ltd.	6,050	18,453
Laredo Petroleum Inc.(a)(b)	3,450	3,726
Magnolia Oil & Gas Corp., Class A(a)(b)	2,426	18,219
Marathon Oil Corp.	17,676	146,357
Marathon Petroleum Corp.	14,100	668,622
Matador Resources Co.(a)(b)	2,426	23,387
Murphy Oil Corp.	3,350	63,147
NACCO Industries Inc., Class A.	50	2,061
Noble Energy Inc.	10,450	165,423
Northern Oil and Gas Inc.(a)	4,476	6,490
Oasis Petroleum Inc.(a)(b)	5,876	9,607
Occidental Petroleum Corp.	19,400	635,156
Ovintiv Inc.	5,700	65,860
Par Pacific Holdings Inc.(a).	650	10,784
Parsley Energy Inc., Class A	6,600	88,440
PBF Energy Inc., Class A	2,450	54,855
PDC Energy Inc.(a)(b)	2,163	41,162
Peabody Energy Corp.	1,476	8,620
Penn Virginia Corp.(a)	250	3,975
Pioneer Natural Resources Co.	3,626	445,200
QEP Resources Inc.	5,100	11,475
Range Resources Corp.	4,776	13,230
SM Energy Co.	2,326	15,282
Southwestern Energy Co.(a)(b)	10,976	15,586
Talos Energy Inc.(a)(b).	476	6,759
Tellurian Inc.(a)(b)	2,050	3,690
Texas Pacific Land Trust.	139	96,716
Valero Energy Corp.	8,950	592,937
Viper Energy Partners LP	1,250	22,288
W&T Offshore Inc.(a)	2,026	5,268
Whiting Petroleum Corp.(a)	1,962	3,630
WPX Energy Inc.(a)	9,200	85,836
		15,619,976
Total Common Stocks — 97.5%
(Cost: $50,631,094)		35,580,384
Security	Shares	Value

Preferred Stocks

Brazil — 1.4%
Petroleo Brasileiro SA, Preference Shares, NVS	91,737	$515,248

Russia — 0.2%
Surgutneftegas PJSC, Preference Shares, NVS	150,000	73,147

Total Preferred Stocks — 1.6%
(Cost: $465,464)		588,395

Short-Term Investments

Money Market Funds — 0.7%
BlackRock Cash Funds: Institutional, SL Agency Shares, 1.74%(f)(g)(h)	240,040	240,208

Total Short-Term Investments — 0.7%
(Cost: $240,105)		240,208

Total Investments in Securities — 99.8%
(Cost: $51,336,663)		36,408,987

Other Assets, Less Liabilities — 0.2%		84,746

Net Assets — 100.0%		$36,493,733

(a)	Non-income producing security.

(b)	All or a portion of this security is on loan.

(c)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

(e)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.

(f)	Affiliate of the Fund.

(g)	Annualized 7-day yield as of period-end.

(h)	All or a portion of this security was purchased with cash collateral received from loaned securities.

14	2 0 2 0 I S h a r e s S e m i - A n n u a l R e p o r t t o S h a r e h o l d e r s

Schedule of Investments (unaudited) (continued)	iShares® MSCI Global Energy Producers ETF
February 29, 2020

Affiliates

Investments in issuers considered to be affiliates of the Fund during the six months ended February 29, 2020, for purposes of Section 2(a)(3) of the 1940Act, were as follows:

								Change in
	Shares		Shares					Unrealized
	Held at		Held at	Value at			Net Realized	Appreciation
Affiliated Issuer	08/31/19	Net Activity	02/29/20	02/29/20	Income		Gain (Loss) (a)	(Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	792,223	(552,183)	240,040	$240,208	$3,666	(b)	$(43)	$67
BlackRock Cash Funds: Treasury, SL Agency Shares	91,000	(91,000)	—	—	666		—	—
				$240,208	$4,332		$(43)	$67

(a)	Includes realized capital gain distributions from an affiliated fund, if any.

(b)	Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Futures Contracts

				Value/
			Notional	Unrealized
	Number of	Expiration	Amount	Appreciation
Description	Contracts	Date	(000)	(Depreciation)
Long Contracts
E-mini S&P Select Sector Energy Index	7	03/20/20	$329	$(61,505)

Derivative Financial Instruments Categorized by Risk Exposure

As of February 29, 2020, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

Equity
Contracts
Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$61,505

(a)	Net cumulative appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the six months ended February 29, 2020, the effect of derivative financial instruments in the Statements of Operations was as follows:

Equity
Contracts
Net Realized Gain (Loss) from:
Futures contracts	$3,149
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$(61,505)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$220,182

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

S c h e d u l e o f I n v e s t m e n t s	15

Schedule of Investments (unaudited) (continued)	iShares® MSCI Global Energy Producers ETF
February 29, 2020

Fair Value Measurements (continued)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of February 29, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$35,580,326	$—	$58	$35,580,384
Preferred Stocks	588,395	—	—	588,395
Money Market Funds	240,208	—	—	240,208
	$36,408,929	$—	$58	$36,408,987
Derivative financial instruments(a)
Liabilities
Futures Contracts	$(61,505)	$—	$—	$(61,505)

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

16	2 0 2 0 I S h a r e s S e m i - A n n u a l R e p o r t t o S h a r e h o l d e r s

Schedule of Investments (unaudited)	iShares® MSCI Global Gold Miners ETF
February 29, 2020	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 8.7%
Newcrest Mining Ltd.	1,460,091	$24,758,650
Resolute Mining Ltd.(a)(b)	3,694,176	2,429,456
St. Barbara Ltd.	2,284,117	3,460,808
Westgold Resources Ltd.(a)	1,845,192	2,415,065
		33,063,979
Canada — 50.7%
Agnico Eagle Mines Ltd.	379,056	17,984,934
Alacer Gold Corp.(a)	994,722	4,498,054
Alamos Gold Inc., Class A	1,158,771	6,741,909
B2Gold Corp.	2,510,427	10,024,128
Barrick Gold Corp.	3,859,815	73,610,656
Centerra Gold Inc.(a)	699,009	4,415,835
China Gold International Resources Corp. Ltd.(a)	1,429,197	1,117,933
Eldorado Gold Corp.(a)	565,854	4,910,939
Endeavour Mining Corp.(a)	242,212	4,276,399
IAMGOLD Corp.(a)	1,415,115	4,027,071
Kinross Gold Corp.(a)	3,277,657	16,481,681
Kirkland Lake Gold Ltd.	493,433	15,912,925
Leagold Mining Corp.(a)	492,937	1,193,463
New Gold Inc.(a)	2,934,325	2,251,540
Premier Gold Mines Ltd.(a).	1,113,521	1,028,619
SEMAFO Inc.(a)	1,242,156	2,461,456
SSR Mining Inc.(a)	361,142	5,649,780
TMAC Resources Inc.(a)	370,211	441,269
Torex Gold Resources Inc.(a)	294,413	3,899,626
Wesdome Gold Mines Ltd.(a)	387,614	2,465,991
Yamana Gold Inc.	2,658,503	10,357,933
		193,752,141
Peru — 1.6%
Cia. de Minas Buenaventura SAA, ADR	545,233	6,079,348

Russia — 2.1%
Polymetal International PLC	529,681	8,078,149

South Africa — 12.4%
AngloGold Ashanti Ltd.	943,522	16,659,702
Gold Fields Ltd.	2,211,233	12,962,522
Harmony Gold Mining Co. Ltd.(a)	1,600,431	5,651,333
Security	Shares	Value

South Africa (continued)
Sibanye Stillwater Ltd.(a)(b)	6,101,323	$12,205,361
		47,478,918
Turkey — 0.7%
Koza Altin Isletmeleri AS(a)	227,600	2,658,687
United Kingdom — 1.5%
Centamin PLC	3,500,908	5,766,273
United States — 21.9%
Coeur Mining Inc.(a)(b)	642,563	2,673,062
McEwen Mining Inc.(a)	1,516,347	1,364,712
Newmont Corp.	1,782,614	79,558,063
		83,595,837

Total Common Stocks — 99.6%
(Cost: $387,383,982)		380,473,332

Short-Term Investments

Money Market Funds — 0.7%
BlackRock Cash Funds: Institutional, SL Agency Shares, 1.74%(c)(d)(e)	2,542,157	2,543,937
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.52%(c)(d)	90,000	90,000
		2,633,937

Total Short-Term Investments — 0.7%
(Cost: $2,632,733)		2,633,937

Total Investments in Securities — 100.3%
(Cost: $390,016,715)		383,107,269

Other Assets, Less Liabilities — (0.3)%.		(1,152,624)

Net Assets — 100.0%.		$381,954,645

(a)	Non-income producing security.

(b)	All or a portion of this security is on loan.

(c)	Affiliate of the Fund.

(d)	Annualized 7-day yield as of period-end.

(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the six months ended February 29, 2020, for purposes of Section 2(a)(3) of the 1940Act, were as follows:

									Change in
	Shares		Shares						Unrealized
	Held at		Held at	Value at			Net Realized		Appreciation
Affiliated Issuer	08/31/19	Net Activity	02/29/20	02/29/20	Income		Gain (Loss)	(a)	(Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	10,240,200	(7,698,043)	2,542,157	$2,543,937	$48,097	(b)	$485		$373
BlackRock Cash Funds: Treasury, SL Agency Shares	98,000	(8,000)	90,000	90,000	1,821		—		—
				$2,633,937	$49,918		$485		$373

(a)	Includes realized capital gain distributions from an affiliated fund, if any.

(b)	Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

S c h e d u l e o f I n v e s t m e n t s	17

Schedule of Investments (unaudited) (continued)	iShares® MSCI Global Gold Miners ETF
February 29, 2020

Fair Value Measurements (continued)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of February 29, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$380,473,332	$—	$—	$380,473,332
Money Market Funds	2,633,937	—	—	2,633,937
	$383,107,269	$—	$—	$383,107,269

See notes to financial statements.

18	2 0 2 0 I S h a r e s S e m i - A n n u a l R e p o r t t o S h a r e h o l d e r s

Schedule of Investments (unaudited)	iShares® MSCI Global Metals & Mining Producers ETF
February 29, 2020	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 26.7%
Alumina Ltd.	760,349	$951,056
BHP Group Ltd.	914,537	19,812,160
BHP Group PLC	654,576	11,859,106
BlueScope Steel Ltd.	158,808	1,210,267
Fortescue Metals Group Ltd.	429,156	2,789,119
Galaxy Resources Ltd.(a)(b)	122,152	70,094
IGO Ltd.	159,120	540,663
Iluka Resources Ltd.	130,104	699,597
Jupiter Mines Ltd.	418,392	64,742
Lynas Corp. Ltd.(a)	200,928	239,017
Mineral Resources Ltd.	51,792	552,652
Mount Gibson Iron Ltd.	125,268	55,729
Orocobre Ltd.(a)(b)	64,740	112,701
OZ Minerals Ltd.	100,559	583,519
Perenti Global Ltd.	192,660	167,694
Pilbara Minerals Ltd.(a)(b)	437,424	70,507
Rio Tinto Ltd.	114,972	6,469,167
Sandfire Resources Ltd.	52,260	143,539
Sims Ltd.	54,444	336,635
South32 Ltd.	1,546,428	2,213,472
Western Areas Ltd.	81,588	127,301
		49,068,737
Austria — 0.4%
voestalpine AG	36,972	803,303
Belgium — 0.1%
Bekaert SA	11,856	253,822
Brazil — 5.5%
Cia. Siderurgica Nacional SA	187,200	463,887
Vale SA	973,388	9,559,878
		10,023,765
Canada — 3.2%
Altius Minerals Corp.	14,664	99,737
ERO Copper Corp.(a)(b)	19,812	212,385
First Quantum Minerals Ltd.	213,876	1,580,549
Hudbay Minerals Inc.	76,440	186,210
Ivanhoe Mines Ltd., Class A(a)	187,356	436,864
Labrador Iron Ore Royalty Corp.	19,812	287,509
Largo Resources Ltd.(a)	91,728	61,500
Lithium Americas Corp.(a)(b)	15,132	62,338
Lucara Diamond Corp.	114,816	57,308
Lundin Mining Corp.	204,516	1,043,643
Major Drilling Group International Inc.(a)	26,832	92,348
Stelco Holdings Inc.	11,076	58,914
Teck Resources Ltd., Class B	152,724	1,535,944
Turquoise Hill Resources Ltd.(a)	251,004	134,632
		5,849,881
Chile — 0.1%
CAP SA	21,060	118,864
China — 2.6%
Aluminum Corp. of China Ltd., Class A(a)	249,600	109,264
Aluminum Corp. of China Ltd., Class H(a)	1,248,000	331,495
Angang Steel Co. Ltd., Class A	109,283	44,712
Baoshan Iron & Steel Co. Ltd., Class A	358,863	266,958
China Hongqiao Group Ltd.	546,000	292,861
China Metal Recycling Holdings Ltd.(a)(c)	132,000	0	(d)
China Molybdenum Co. Ltd., Class A	249,600	145,328
Security	Shares	Value

China (continued)
China Molybdenum Co. Ltd., Class H	1,266,000	$472,737
China Northern Rare Earth Group High-Tech Co. Ltd., Class A	78,070	101,633
China Oriental Group Co. Ltd.	312,000	106,495
China Zhongwang Holdings Ltd.	499,200	167,829
Ganfeng Lithium Co. Ltd., Class A	15,600	116,004
GEM Co. Ltd., Class A	77,599	59,391
Guangdong HEC Technology Holding Co. Ltd., Class A	62,400	74,449
Hesteel Co. Ltd., Class A	202,800	65,277
Hunan Valin Steel Co. Ltd., Class A(a)	78,000	44,299
Inner Mongolia BaoTou Steel Union Co. Ltd., Class A	904,898	151,459
Inner Mongolia Eerduosi Resources Co. Ltd., Class B	162,596	132,353
Jiangxi Copper Co. Ltd., Class A.	15,600	30,552
Jiangxi Copper Co. Ltd., Class H	468,000	548,889
Jinchuan Group International Resources Co. Ltd.	780,000	77,069
Jinduicheng Molybdenum Co. Ltd., Class A	62,400	57,488
Maanshan Iron & Steel Co. Ltd., Class A	93,600	37,091
Maanshan Iron & Steel Co. Ltd., Class H.	312,000	114,102
MMG Ltd.(a)	758,000	154,653
Nanjing Iron & Steel Co. Ltd., Class A	93,600	41,242
Pangang Group Vanadium Titanium & Resources Co. Ltd., Class A(a)	171,600	58,671
Sansteel Minguang Co. Ltd. Fujian, Class A	47,051	52,704
Shandong Nanshan Aluminum Co. Ltd., Class A.	234,000	70,968
Shanxi Taigang Stainless Steel Co. Ltd., Class A	124,800	62,845
Shenghe Resources Holding Co. Ltd., Class A	46,800	47,334
Shenzhen Zhongjin Lingnan Nonfemet Co. Ltd., Class A	62,664	33,169
Shougang Fushan Resources Group Ltd.	624,000	120,908
Tiangong International Co. Ltd.	312,000	111,299
Tongling Nonferrous Metals Group Co. Ltd., Class A	218,400	64,362
Xiamen Tungsten Co. Ltd., Class A	30,799	52,608
Xinxing Ductile Iron Pipes Co. Ltd., Class A	93,600	47,669
Xinyu Iron & Steel Co. Ltd., Class A	62,400	38,028
Yintai Gold Co. Ltd., Class A	31,200	62,443
Yunnan Tin Co. Ltd., Class A(a)	31,200	41,331
Zhejiang Huayou Cobalt Co. Ltd., Class A.	15,600	84,336
		4,692,305
Egypt — 0.0%
Ezz Steel Co. SAE(a)	77,504	39,564
Finland — 0.2%
Outokumpu OYJ	100,308	376,386
France — 0.6%
APERAM SA	15,912	470,871
Constellium SE, Class A(a)(b).	38,532	477,797
Eramet(b)	2,964	95,786
		1,044,454
Germany — 1.0%
Aurubis AG	10,764	505,346
Salzgitter AG(b)	12,636	207,298
thyssenkrupp AG(a)(b)	125,112	1,195,909
		1,908,553
India — 2.0%
APL Apollo Tubes Ltd.	2,184	58,816
Hindalco Industries Ltd.	364,884	788,242
Jindal Saw Ltd.	46,488	48,957
Jindal Steel & Power Ltd.(a).	129,279	275,693
JSW Steel Ltd.	264,420	863,599
MOIL Ltd.	24,466	40,953

S c h e d u l e o f I n v e s t m e n t s	19

Schedule of Investments (unaudited) (continued)	iShares® MSCI Global Metals & Mining Producers ETF
February 29, 2020	(Percentages shown are based on Net Assets)

Security	Shares	Value

India (continued)
National Aluminium Co. Ltd.	167,700	$77,846
Tata Steel Ltd., GDR(b)(e)	95,472	481,179
Vedanta Ltd.	471,744	745,194
Vedanta Ltd., ADR	34,632	227,532
Welspun Corp. Ltd.	27,456	70,725
		3,678,736
Indonesia — 0.0%
Krakatau Steel Persero Tbk PT(a)	967,253	15,506
Timah Tbk PT	920,467	36,889
		52,395
Japan — 6.5%
Asahi Holdings Inc.	15,600	354,766
Daido Steel Co. Ltd.	10,100	367,520
Dowa Holdings Co. Ltd.	15,600	515,589
Hitachi Metals Ltd.	66,900	956,999
JFE Holdings Inc.	156,000	1,449,145
Kobe Steel Ltd.	93,600	347,968
Kyoei Steel Ltd.	10,100	153,094
Maruichi Steel Tube Ltd.	15,600	378,918
Mitsubishi Materials Corp.	35,300	807,025
Mitsui Mining & Smelting Co. Ltd.	15,600	374,435
Nakayama Steel Works Ltd.	15,600	59,441
Neturen Co. Ltd.	15,600	98,490
Nippon Denko Co. Ltd.(a)	62,400	84,461
Nippon Light Metal Holdings Co. Ltd.	187,200	329,746
Nippon Steel Corp.	254,705	2,871,379
Sumitomo Metal Mining Co. Ltd.	78,000	1,941,955
Toho Titanium Co. Ltd.	15,600	104,275
Tokyo Steel Manufacturing Co. Ltd.	31,200	199,004
UACJ Corp.	13,238	232,691
Yamato Kogyo Co. Ltd.	15,600	326,853
		11,953,754
Malaysia — 0.3%
Press Metal Aluminium Holdings Bhd	452,400	500,162
Mexico — 1.4%
Grupo Mexico SAB de CV, Series B	1,076,400	2,524,006
Netherlands — 1.7%
AMG Advanced Metallurgical Group NV(b)	9,672	223,108
ArcelorMittal SA	205,608	2,899,011
		3,122,119
Norway — 0.6%
Norsk Hydro ASA	414,492	1,166,659
Peru — 0.5%
Southern Copper Corp.	25,740	866,151
Poland — 0.5%
Jastrzebska Spolka Weglowa SA	17,628	60,493
KGHM Polska Miedz SA(a)	42,900	767,537
		828,030
Qatar — 0.1%
Qatar Aluminum Manufacturing Co.	892,476	149,261
Russia — 4.7%
Alrosa PJSC	794,042	843,551
Magnitogorsk Iron & Steel Works PJSC	702,000	417,700
Mechel PJSC, ADR(a)	41,652	97,466
MMC Norilsk Nickel PJSC	19,656	5,923,125
Security	Shares	Value

Russia (continued)
Novolipetsk Steel PJSC	363,480	$675,792
Severstal PJSC	63,492	769,652
		8,727,286
Saudi Arabia — 0.7%
Saudi Arabian Mining Co.(a)	130,728	1,327,665
South Africa — 2.5%
African Rainbow Minerals Ltd.	33,384	289,647
Anglo American Platinum Ltd.	16,692	1,111,286
Impala Platinum Holdings Ltd.(a)	247,728	1,962,896
Kumba Iron Ore Ltd.	20,124	359,038
Northam Platinum Ltd.(a)	110,604	781,888
Royal Bafokeng Platinum Ltd.(a)	37,908	120,460
		4,625,215
South Korea — 3.1%
Dongkuk Steel Mill Co. Ltd.(a)	17,784	68,530
Hyundai Steel Co.	24,180	474,840
KISWIRE Ltd.(a)	1,716	24,020
Korea Zinc Co. Ltd.(a)	2,652	905,108
Namsun Aluminum Co. Ltd.(a)(b)	19,344	59,967
Poongsan Corp.	5,928	99,573
POSCO	24,180	3,892,293
Seah Besteel Corp.	3,900	35,002
SeAH Steel Holdings Corp.	1	27
Young Poong Corp.(a)	156	76,298
		5,635,658
Spain — 0.3%
Acerinox SA	51,792	475,722
Tubacex SA	40,560	96,234
		571,956
Sweden — 1.5%
Boliden AB	84,552	1,730,268
Granges AB	23,400	185,846
SSAB AB, Class A	62,400	188,453
SSAB AB, Class B	197,340	563,416
		2,667,983
Taiwan — 2.2%
China Metal Products	156,011	149,419
China Steel Corp.	3,744,612	2,844,369
Chung Hung Steel Corp.	318,000	95,149
Feng Hsin Steel Co. Ltd.	156,000	279,754
Hsin Kuang Steel Co. Ltd.	156,000	150,696
TA Chen Stainless Pipe	312,610	319,016
Tung Ho Steel Enterprise Corp.	156,000	115,920
Yieh Phui Enterprise Co. Ltd.	361,644	108,328
		4,062,651
Turkey — 0.4%
Eregli Demir ve Celik Fabrikalari TAS	430,560	568,408
Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS,
Class D(b)	234,936	97,745
Koza Anadolu Metal Madencilik Isletmeleri AS(a)	57,564	104,088
		770,241
United Kingdom — 18.8%
Anglo American PLC	320,892	7,344,151
Antofagasta PLC	121,992	1,171,770
Central Asia Metals PLC	51,792	122,385
Evraz PLC	159,588	665,136
Ferrexpo PLC	92,820	153,237

20	2 0 2 0 I S h a r e s S e m i - A n n u a l R e p o r t t o S h a r e h o l d e r s

Schedule of Investments (unaudited) (continued)	iShares® MSCI Global Metals & Mining Producers ETF
February 29, 2020	(Percentages shown are based on Net Assets)

Security	Shares	Value

United Kingdom (continued)
Glencore PLC	3,310,818	$8,172,792
Hill & Smith Holdings PLC	23,712	404,942
KAZ Minerals PLC	80,808	423,083
Rio Tinto PLC	349,908	16,125,513
		34,583,009
United States — 10.2%
AK Steel Holding Corp.(a)	99,060	228,829
Alcoa Corp.(a)	57,408	796,249
Allegheny Technologies Inc.(a)	38,844	663,844
Carpenter Technology Corp.	14,820	544,635
Century Aluminum Co.(a)	17,940	104,052
Cleveland-Cliffs Inc.(b)	83,460	484,903
Commercial Metals Co.	37,128	677,957
Compass Minerals International Inc.	10,764	587,176
Coronado Global Resources Inc.(f)	62,712	65,098
Freeport-McMoRan Inc.	449,280	4,474,829
Haynes International Inc.	4,368	110,554
Kaiser Aluminum Corp.	4,992	471,994
Materion Corp.	6,396	289,995
Nucor Corp.	94,692	3,915,514
Reliance Steel & Aluminum Co.	20,436	2,090,398
Ryerson Holding Corp.(a)	6,552	54,578
Schnitzer Steel Industries Inc., Class A	8,424	138,827
Steel Dynamics Inc.	67,392	1,794,649
SunCoke Energy Inc.	27,612	127,291
TimkenSteel Corp.(a)(b)	12,168	61,692
U.S. Steel Corp.	53,196	426,632
Warrior Met Coal Inc.	15,840	280,685
Worthington Industries Inc.	12,480	396,864
		18,787,245
Total Common Stocks — 98.4%
(Cost: $248,756,841)		180,779,816

Preferred Stocks
Brazil — 1.3%
Bradespar SA, Preference Shares, NVS	78,000	577,265
Security	Shares	Value

Brazil (continued)
Cia. Ferro Ligas da Bahia-Ferbasa, Preference Shares, NVS	15,600	$61,686
Gerdau SA, Preference Shares, NVS	343,200	1,287,860
Metalurgica Gerdau SA, Preference Shares, NVS	218,400	384,844
		2,311,655
Total Preferred Stocks — 1.3%
(Cost: $1,069,433)		2,311,655

Short-Term Investments

Money Market Funds — 1.2%
BlackRock Cash Funds: Institutional, SL Agency Shares, 1.74%(g)(h)(i)	2,277,799	2,279,394
Total Short-Term Investments — 1.2%
(Cost: $2,277,945)		2,279,394
Total Investments in Securities — 100.9%
(Cost: $252,104,219)		185,370,865
Other Assets, Less Liabilities — (0.9)%		(1,630,110)
Net Assets — 100.0%.		$183,740,755

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.

(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

(d)	Rounds to less than $1.

(e)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.

(f)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(g)	Affiliate of the Fund.

(h)	Annualized 7-day yield as of period-end.

(i)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the six months ended February 29, 2020, for purposes of Section 2(a)(3) of the 1940Act, were as follows:

									Change in
	Shares		Shares						Unrealized
	Held at		Held at	Value at			Net Realized		Appreciation
Affiliated Issuer	08/31/19	Net Activity	02/29/20	02/29/20	Income		Gain (Loss)	(a)	(Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	3,540,139	(1,262,340)	2,277,799	$2,279,394	$49,486	(b)	$451		$258
BlackRock Cash Funds: Treasury, SL Agency Shares	186,000	(186,000)	—	—	2,035		—		—
				$2,279,394	$51,521		$451		$258

(a)	Includes realized capital gain distributions from an affiliated fund, if any.

(b)	Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund's policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

S c h e d u l e o f I n v e s t m e n t s	21

Schedule of Investments (unaudited) (continued)	iShares® MSCI Global Metals & Mining Producers ETF
February 29, 2020

Fair Value Measurements (continued)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of February 29, 2020. The breakdown of the Fund's investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3		Total
Investments
Assets
Common Stocks	$180,779,816	$—	$0	(a)	$180,779,816
Preferred Stocks	2,311,655	—	—		2,311,655
Money Market Funds	2,279,394	—	—		2,279,394
	$185,370,865	$—	$0	(a)	$185,370,865

(a)	Rounds to less than $1.

See notes to financial statements.

22	2 0 2 0 I S h a r e s S e m i - A n n u a l R e p o r t t o S h a r e h o l d e r s

Schedule of Investments (unaudited)	iShares® MSCI Global Silver and Metals Miners ETF
February 29, 2020	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Canada — 74.2%
Agnico Eagle Mines Ltd.	24,921	$1,182,418
Dundee Precious Metals Inc.(a)	453,040	1,771,863
Eldorado Gold Corp.(a)	426,764	3,703,804
Endeavour Silver Corp.(a)(b)	512,717	817,383
First Majestic Silver Corp.(a)	403,888	3,047,927
Fortuna Silver Mines Inc.(a)	511,208	1,496,664
Kinross Gold Corp.(a)	126,477	635,989
Lundin Gold Inc.(a)	213,564	1,653,019
MAG Silver Corp.(a)(b)	225,771	1,914,012
New Gold Inc.(a)	2,065,750	1,585,073
Pan American Silver Corp.	480,552	9,511,876
Premier Gold Mines Ltd.(a)(b)	755,349	697,756
Seabridge Gold Inc.(a)(b)	140,595	1,384,636
Silvercorp Metals Inc.	492,473	1,566,551
SilverCrest Metals Inc.(a)	185,942	1,192,655
SSR Mining Inc.(a)	235,215	3,679,752
Wheaton Precious Metals Corp.	701,126	19,936,663
Yamana Gold Inc.	2,053,295	7,999,950
		63,777,991
Japan — 2.7%
Asahi Holdings Inc.	102,500	2,330,993

Mexico — 3.3%
Industrias Penoles SAB de CV	319,478	2,863,545

Peru — 1.0%
Cia. de Minas Buenaventura SAA, ADR	73,105	815,121

Russia — 0.4%
Polymetal International PLC	19,900	303,494

South Africa — 4.6%
Harmony Gold Mining Co. Ltd.(a)	1,116,219	3,941,516

United Kingdom — 2.6%
Hochschild Mining PLC	793,978	1,619,595
Security	Shares	Value
United Kingdom (continued)
SolGold PLC(a)(b)	2,836,804	$618,161
		2,237,756
United States — 11.3%
Coeur Mining Inc.(a)(b)	584,840	2,432,934
Hecla Mining Co.	1,262,828	3,333,866
Newmont Corp.	87,935	3,924,539
		9,691,339
Total Common Stocks — 100.1%
(Cost: $79,465,697)		85,961,755

Short-Term Investments

Money Market Funds — 2.5%
BlackRock Cash Funds: Institutional, SL Agency Shares, 1.74%(c)(d)(e)	2,142,350	2,143,850
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.52%(c)(d)	25,000	25,000
		2,168,850
Total Short-Term Investments — 2.5%
(Cost: $2,167,443)		2,168,850
Total Investments in Securities — 102.6%
(Cost: $81,633,140)		88,130,605
Other Assets, Less Liabilities — (2.6)%		(2,219,083)
Net Assets — 100.0%		$85,911,522

(a)	Non-income producing security.

(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.

(d)	Annualized 7-day yield as of period-end.

(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the six months ended February 29, 2020, for purposes of Section 2(a)(3) of the 1940Act, were as follows:

									Change in
	Shares		Shares						Unrealized
	Held at		Held at	Value at			Net Realized		Appreciation
Affiliated Issuer	08/31/19	Net Activity	02/29/20	02/29/20	Income		Gain (Loss)	(a)	(Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	9,547,929	(7,405,579)	2,142,350	$2,143,850	$116,562	(b)	$1,209		$(600)
BlackRock Cash Funds: Treasury, SL Agency Shares	35,000	(10,000)	25,000	25,000	509		—		—
				$2,168,850	$117,071		$1,209		$(600)

(a)	Includes realized capital gain distributions from an affiliated fund, if any.

(b)	Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund's policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

S c h e d u l e o f I n v e s t m e n t s	23

Schedule of Investments (unaudited) (continued)	iShares® MSCI Global Silver and Metals Miners ETF
February 29, 2020

Fair Value Measurements (continued)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of February 29, 2020. The breakdown of the Fund's investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$85,961,755	$—	$—	$85,961,755
Money Market Funds	2,168,850	—	—	2,168,850
	$88,130,605	$—	$—	$88,130,605

See notes to financial statements.

24	2 0 2 0 I S h a r e s S e m i - A n n u a l R e p o r t t o S h a r e h o l d e r s

Statements of Assets and Liabilities (unaudited)

February 29, 2020

				iShares
	iShares	iShares		MSCI Global
	MSCI Global	MSCI Global	iShares	Metals &
	Agriculture	Energy	MSCI Global	Mining
	Producers	Producers	Gold Miners	Producers
	ETF	ETF	ETF	ETF

ASSETS
Investments in securities, at value (including securities on loan)(a)
Unaffiliated(b)	$24,121,653	$36,168,779	$380,473,332	$183,091,471
Affiliated(c)	315,233	240,208	2,633,937	2,279,394
Cash	666	—	864	113,323
Foreign currency, at value(d)	16,244	26,702	152,918	144,058
Cash pledged:
Futures contracts	—	20,000	—	—
Receivables:
Investments sold	35,606	256,956	10,725,938	1,002,671
Securities lending income — Affiliated	476	364	2,106	8,337
Variation margin on futures contracts	—	2,196	—	—
Capital shares sold	—	2,473	22,374,462	15,149
Dividends	46,913	312,936	478,539	480,630
Tax reclaims	2,638	2,685	—	38,638
Total assets	24,539,429	37,033,299	416,842,096	187,173,671

LIABILITIES
Bank overdraft	—	35,903	—	—
Collateral on securities loaned, at value	285,060	239,924	2,545,472	2,275,102
Deferred foreign capital gain tax	14,357	—	—	—
Payables:
Investments purchased	40,186	250,728	32,232,884	100,246
Capital shares redeemed	—	—	—	988,215
Investment advisory fees	8,149	13,011	109,095	69,335
Foreign taxes	—	—	—	18
Total liabilities	347,752	539,566	34,887,451	3,432,916

NET ASSETS	$24,191,677	$36,493,733	$381,954,645	$183,740,755

NET ASSETS CONSIST OF:
Paid-in capital	$29,942,472	$55,176,032	$431,180,307	$297,602,160
Accumulated loss	(5,750,795)	(18,682,299)	(49,225,662)	(113,861,405)
NET ASSETS	$24,191,677	$36,493,733	$381,954,645	$183,740,755

Shares outstanding	950,000	2,500,000	17,400,000	7,800,000
Net asset value	$25.46	$14.60	$21.95	$23.56
Shares authorized	500 million	500 million	500 million	500 million
Par value	$0.001	$0.001	$0.001	$0.001

(a) Securities loaned, at value	$270,021	$205,887	$1,636,392	$2,182,782
(b) Investments, at cost — Unaffiliated	$26,313,262	$51,096,558	$387,383,982	$249,826,274
(c) Investments, at cost — Affiliated	$315,134	$240,105	$2,632,733	$2,277,945
(d) Foreign currency, at cost.	$16,563	$27,103	$155,676	$144,791

See notes to financial statements.

F i n a n c i a l S t a t e m e n t s	25

Statements of Assets and Liabilities (unaudited) (continued)

February 29, 2020

iShares
MSCI Global
Silver and
Metals
Miners ETF

ASSETS
Investments in securities, at value (including securities on loan)(a)
Unaffiliated(b)	$85,961,755
Affiliated(c)	2,168,850
Cash	382
Foreign currency, at value(d)	798,646
Receivables:
Investments sold	13,211,996
Securities lending income — Affiliated	13,303
Dividends	20,774
Total assets	102,175,706

LIABILITIES
Collateral on securities loaned, at value	2,139,564
Payables:
Investments purchased	14,094,280
Investment advisory fees	30,340
Total liabilities	16,264,184

NET ASSETS	$85,911,522

NET ASSETS CONSIST OF:
Paid-in capital	$111,029,689
Accumulated loss	(25,118,167)
NET ASSETS	$85,911,522

Shares outstanding	9,300,000
Net asset value	$9.24
Shares authorized	500 million
Par value	$0.001

(a) Securities loaned, at value	$1,777,393
(b) Investments, at cost — Unaffiliated	$79,465,697
(c) Investments, at cost — Affiliated	$2,167,443
(d) Foreign currency, at cost	$803,335

See notes to financial statements.

26	2 0 2 0 I S h a r e s S e m i - A n n u a l R e p o r t t o S h a r e h o l d e r s

Statements of Operations (unaudited)

Six Months Ended February 29, 2020

				iShares
	iShares	iShares		MSCI Global
	MSCI Global	MSCI Global	iShares	Metals &
	Agriculture	Energy	MSCI Global	Mining
	Producers	Producers	Gold Miners	Producers
	ETF	ETF	ETF	ETF

INVESTMENT INCOME
Dividends — Unaffiliated	$238,654	$1,032,903	$1,459,732	$3,828,788
Dividends — Affiliated	237	666	1,821	2,035
Interest — Unaffiliated	—	17	—	—
Securities lending income — Affiliated — net	3,168	3,666	48,097	49,486
Foreign taxes withheld	(19,444)	(61,543)	(104,019)	(191,348)
Total investment income	222,615	975,709	1,405,631	3,688,961

EXPENSES
Investment advisory fees	51,612	90,156	599,002	434,861
Commitment fees	20	27	—	104
Total expenses	51,632	90,183	599,002	434,965
Net investment income	170,983	885,526	806,629	3,253,996

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — Unaffiliated(a)	(256,374)	(1,128,122)	(4,106,073)	(4,315,620)
Investments — Affiliated	6	(43)	485	451
In-kind redemptions — Unaffiliated	—	1,102,877	15,971,016	2,542,054
Futures contracts	—	3,149	—	—
Foreign currency transactions	436	2,307	2,965	9,487
Net realized gain (loss)	(255,932)	(19,832)	11,868,393	(1,763,628)
Net change in unrealized appreciation (depreciation) on:
Investments — Unaffiliated(b)	(1,008,519)	(7,099,796)	(55,245,823)	(13,078,440)
Investments — Affiliated	72	67	373	258
Futures contracts	—	(61,505)	—	—
Foreign currency translations	(246)	14	(4,262)	(37,734)
Net change in unrealized appreciation (depreciation)	(1,008,693)	(7,161,220)	(55,249,712)	(13,115,916)
Net realized and unrealized loss	(1,264,625)	(7,181,052)	(43,381,319)	(14,879,544)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(1,093,642)	$(6,295,526)	$(42,574,690)	$(11,625,548)

(a) Net of foreign capital gain tax of	$—	$1,112	$—	$—
(b) Net of deferred foreign capital gain tax of	$429	$—	$—	$—

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	27

Statements of Operations (unaudited) (continued)

Six Months Ended February 29, 2020

iShares
MSCI Global
Silver and
Metals
Miners ETF

INVESTMENT INCOME
Dividends — Unaffiliated	$287,209
Dividends — Affiliated	509
Securities lending income — Affiliated — net	116,562
Foreign taxes withheld	(25,480)
Total investment income	378,800

EXPENSES
Investment advisory fees	189,422
Total expenses	189,422
Net investment income	189,378

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — Unaffiliated	(9,250,002)
Investments — Affiliated	1,209
In-kind redemptions — Unaffiliated	2,423,754
Foreign currency transactions	1,298
Net realized loss	(6,823,741)
Net change in unrealized appreciation (depreciation) on:
Investments — Unaffiliated	(6,653,224)
Investments — Affiliated	(600)
Foreign currency translations	(5,901)
Net change in unrealized appreciation (depreciation)	(6,659,725)
Net realized and unrealized loss	(13,483,466)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(13,294,088)

See notes to financial statements.

28	2 0 2 0 I S h a r e s S e m i - A n n u a l R e p o r t t o S h a r e h o l d e r s

Statements of Changes in Net Assets

	iShares
	MSCI Global Agriculture Producers		iShares
	ETF		MSCI Global Energy Producers ETF
	Six Months		Six Months
	Ended		Ended
	02/29/20	Year Ended	02/29/20	Year Ended
	(unaudited)	08/31/19	(unaudited)	08/31/19

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$170,983	$565,093	$885,526	$1,633,512
Net realized loss	(255,932)	(727,749)	(19,832)	(686,050)
Net change in unrealized appreciation (depreciation)	(1,008,693)	(1,730,016)	(7,161,220)	(10,616,256)
Net decrease in net assets resulting from operations	(1,093,642)	(1,892,672)	(6,295,526)	(9,668,794)

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(249,754)	(581,369)	(1,881,554)	(1,510,562)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	8	(5,512,108)	(2,062,526)	10,023,638

NET ASSETS
Total decrease in net assets	(1,343,388)	(7,986,149)	(10,239,606)	(1,155,718)
Beginning of period	25,535,065	33,521,214	46,733,339	47,889,057
End of period	$24,191,677	$25,535,065	$36,493,733	$46,733,339

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	29

Statements of Changes in Net Assets (continued)

			iShares
	iShares		MSCI Global Metals & Mining
	MSCI Global Gold Miners ETF		Producers ETF
	Six Months		Six Months
	Ended		Ended
	02/29/20	Year Ended	02/29/20	Year Ended
	(unaudited)	08/31/19	(unaudited)	08/31/19

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$806,629	$2,199,144	$3,253,996	$14,488,853
Net realized gain (loss)	11,868,393	(26,319,717)	(1,763,628)	(16,757,109)
Net change in unrealized appreciation (depreciation)	(55,249,712)	141,307,485	(13,115,916)	(30,948,847)
Net increase (decrease) in net assets resulting from operations	(42,574,690)	117,186,912	(11,625,548)	(33,217,103)

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(662,296)	(2,150,687)	(5,812,275)	(16,052,832)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	99,907,572	(22,741,524)	(20,291,561)	(132,895,907)

NET ASSETS
Total increase (decrease) in net assets	56,670,586	92,294,701	(37,729,384)	(182,165,842)
Beginning of period	325,284,059	232,989,358	221,470,139	403,635,981
End of period	$381,954,645	$325,284,059	$183,740,755	$221,470,139

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

30	2 0 2 0 I S h a r e s S e m i - A n n u a l R e p o r t t o S h a r e h o l d e r s

Statements of Changes in Net Assets (continued)

	iShares
	MSCI Global Silver and Metals
	Miners ETF
	Six Months
	Ended
	02/29/20	Year Ended
	(unaudited)	08/31/19

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$189,378	$575,030
Net realized loss	(6,823,741)	(8,711,851)
Net change in unrealized appreciation (depreciation)	(6,659,725)	27,278,361
Net increase (decrease) in net assets resulting from operations	(13,294,088)	19,141,540

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(1,767,698)	(550,188)

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	1,216,251	30,588,900

NET ASSETS
Total increase (decrease) in net assets	(13,845,535)	49,180,252
Beginning of period	99,757,057	50,576,805
End of period	85,911,522	$99,757,057

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

F i n a n c i a l S t a t e m e n t s	31

Financial Highlights

(For a share outstanding throughout each period)

	iShares MSCI Global Agriculture Producers ETF
	Six Months Ended
	02/29/20		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	(unaudited)		08/31/19	08/31/18	08/31/17	08/31/16	08/31/15

Net asset value, beginning of period	$26.88		$29.15	$27.08	$24.31	$24.03	$27.29
Net investment income(a)	0.18		0.53	0.53	0.45	0.54	0.50
Net realized and unrealized gain (loss)(b)	(1.34)		(2.25)	2.03	2.81	0.27	(3.21)
Net increase (decrease) from investment operations	(1.16)		(1.72)	2.56	3.26	0.81	(2.71)

Distributions(c)
From net investment income	(0.26)		(0.55)	(0.49)	(0.49)	(0.53)	(0.55)
Total distributions	(0.26)		(0.55)	(0.49)	(0.49)	(0.53)	(0.55)
Net asset value, end of period	$25.46		$26.88	$29.15	$27.08	$24.31	$24.03

Total Return
Based on net asset value	(4.37	)%(d)	(5.88)%	9.49%	13.53%	3.55%	(10.11)%

Ratios to Average Net Assets
Total expenses	0.39	%(e)	0.39%	0.39%	0.39%	0.39%	0.39%
Total expenses after fees waived	0.39	%(e)	0.39%	0.37%	0.37%	0.38%	0.38%
Net investment income	1.29	%(e)	1.88%	1.84%	1.76%	2.38%	1.87%

Supplemental Data
Net assets, end of period (000)	$24,192		$25,535	$33,521	$28,434	$27,951	$27,640
Portfolio turnover rate(f)	2	%(d)	13%	25%	16%	7%	10%

(a)	Based on average shares outstanding.
(b)	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

(d)	Not annualized.

(e)	Annualized.
(f)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

32	2 0 2 0 I S h a r e s S e m i - A n n u a l R e p o r t t o S h a r e h o l d e r s

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares MSCI Global Energy Producers ETF
	Six Months Ended
	02/29/20		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	(unaudited)		08/31/19	08/31/18	08/31/17	08/31/16	08/31/15

Net asset value, beginning of period	$17.97		$22.80	$18.57	$18.72	$17.67	$28.06
Net investment income(a)	0.35		0.70	0.64	0.60	0.59	0.68
Net realized and unrealized gain (loss)(b)	(2.95)		(4.90)	4.23	(0.16)	1.00	(10.61)
Net increase (decrease) from investment operations	(2.60)		(4.20)	4.87	0.44	1.59	(9.93)

Distributions(c)
From net investment income	(0.77)		(0.63)	(0.64)	(0.59)	(0.54)	(0.46)
Total distributions	(0.77)		(0.63)	(0.64)	(0.59)	(0.54)	(0.46)
Net asset value, end of period	$14.60		$17.97	$22.80	$18.57	$18.72	$17.67

Total Return
Based on net asset value	(15.40	)%(d)	(18.56)%	26.48%	2.26%	9.31%	(35.63)%

Ratios to Average Net Assets
Total expenses	0.39	%(e)	0.39%	0.39%	0.39%	0.39%	0.39%
Net investment income	3.83	%(e)	3.41%	2.93%	3.10%	3.36%	3.23%

Supplemental Data
Net assets, end of period (000)	$36,494		$46,733	$47,889	$31,568	$37,440	$24,739
Portfolio turnover rate(f)	4	%(d)	6%	5%	4%	6%	4%

(a)	Based on average shares outstanding.
(b)	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

(d)	Not annualized.

(e)	Annualized.
(f)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

F i n a n c i a l H i g h l i g h t s	33

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares MSCI Global Gold Miners ETF
	Six Months Ended
	02/29/20		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	(unaudited)		08/31/19	08/31/18	08 /31/17 (a)	08 /31/16 (a)	08 /31/15 (a)

Net asset value, beginning of period	$24.01		$14.43	$19.96	$21.20	$11.13	$22.53
Net investment income(b)	0.06		0.18	0.10	0.06	0.02	0.14
Net realized and unrealized gain (loss)(c)	(2.07)		9.59	(5.51)	(1.04)	10.11	(11.42)
Net increase (decrease) from investment operations	(2.01)		9.77	(5.41)	(0.98)	10.13	(11.28)

Distributions(d)
From net investment income	(0.05)		(0.19)	(0.12)	(0.26)	(0.06)	(0.12)
Total distributions	(0.05)		(0.19)	(0.12)	(0.26)	(0.06)	(0.12)
Net asset value, end of period	$21.95		$24.01	$14.43	$19.96	$21.20	$11.13

Total Return
Based on net asset value	(8.36	)%(e)	68.13%	(27.22)%	(4.30)%	91.17%	(50.16)%

Ratios to Average Net Assets
Total expenses	0.39	%(f)	0.39%	0.39%	0.39%	0.39%	0.39%
Net investment income	0.53	%(f)	1.04%	0.56%	0.38%	0.06%	0.88%

Supplemental Data
Net assets, end of period (000)	$381,955		$325,284	$232,989	$391,247	$266,108	$45,926
Portfolio turnover rate(g)	6	%(e)	15%	4%	26%	30%	20%

(a)	Per share amounts reflect a one-for-two reverse stock split effective after the close of trading on November 4, 2016.
(b)	Based on average shares outstanding.
(c)	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Not annualized.
(f)	Annualized.
(g)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

34	2 0 2 0 I S h a r e s S e m i - A n n u a l R e p o r t t o S h a r e h o l d e r s

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares MSCI Global Metals & Mining Producers ETF
	Six Months Ended
	02/29/20		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	(unaudited)		08/31/19	08/31/18	08 /31/17 (a)	08 /31/16 (a)	08 /31/15 (a)

Net asset value, beginning of period	$25.60		$30.93	$31.86	$21.67	$21.30	$40.37
Net investment income(b)	0.41		1.49	1.06	0.53	0.42	1.62
Net realized and unrealized gain (loss)(c)	(1.71)		(5.13)	(1.05)	10.26	0.41	(17.91)
Net increase (decrease) from investment operations	(1.30)		(3.64)	0.01	10.79	0.83	(16.29)

Distributions(d)
From net investment income	(0.74)		(1.69)	(0.94)	(0.60)	(0.46)	(2.78)
Total distributions	(0.74)		(1.69)	(0.94)	(0.60)	(0.46)	(2.78)
Net asset value, end of period	$23.56		$25.60	$30.93	$31.86	$21.67	$21.30

Total Return
Based on net asset value	(5.67	)%(e)	(12.16)%	(0.10)%	50.55%	4.52%	(41.94)%

Ratios to Average Net Assets
Total expenses	0.39	%(f)	0.39%	0.39%	0.39%	0.39%	0.39%
Total expenses after fees waived	0.39	%(f)	0.39%	0.39%	0.39%	0.39%	0.39%
Net investment income	2.92	%(f)	5.05%	3.15%	2.31%	2.16%	5.18%

Supplemental Data
Net assets, end of period (000)	$183,741		$221,470	$403,636	$347,259	$223,182	$69,219
Portfolio turnover rate(g)	5	%(e)	14%	14%	12%	8%	17%

(a)	Per share amounts reflect a one-for-two reverse stock split effective after the close of trading on November 4, 2016.
(b)	Based on average shares outstanding.
(c)	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Not annualized.
(f)	Annualized.
(g)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

F i n a n c i a l H i g h l i g h t s	35

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares MSCI Global Silver and Metals Miners ETF
	Six Months Ended
	02/29/20		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	(unaudited)		08/31/19	08/31/18	08/31/17	08/31/16	08/31/15

Net asset value, beginning of period	$10.84		$8.43	$11.47	$13.61	$6.14	$12.70
Net investment income(a)	0.02		0.09	0.10	0.09	0.05	0.05
Net realized and unrealized gain (loss)(b)	(1.43)		2.40	(3.05)	(1.94)	7.44	(6.42)
Net increase (decrease) from investment operations	(1.41)		2.49	(2.95)	(1.85)	7.49	(6.37)

Distributions(c)
From net investment income	(0.19)		(0.08)	(0.09)	(0.29)	(0.02)	(0.19)
Total distributions	(0.19)		(0.08)	(0.09)	(0.29)	(0.02)	(0.19)
Net asset value, end of period	$9.24		$10.84	$8.43	$11.47	$13.61	$6.14

Total Return
Based on net asset value	(13.19	)%(d)	29.89%	(25.87)%	(13.26)%	122.11%	(50.51)%

Ratios to Average Net Assets
Total expenses	0.39	%(e)	0.39%	0.39%	0.39%	0.39%	0.39%
Net investment income	0.39	%(e)	0.98%	0.94%	0.79%	0.47%	0.57%

Supplemental Data
Net assets, end of period (000)	$85,912		$99,757	$50,577	$64,258	$87,078	$12,279
Portfolio turnover rate(f)	24	%(d)	27%	19%	14%	27%	31%

(a)	Based on average shares outstanding.
(b)	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Not annualized.
(e)	Annualized.
(f)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

36	2 0 2 0 I S h a r e s S e m i - A n n u a l R e p o r t t o S h a r e h o l d e r s

Notes to Financial Statements (unaudited)

1.	ORGANIZATION

iShares, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Company is organized as a Maryland corporation and is authorized to have multiple series or portfolios.

These financial statements relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

Diversification
iShares ETF	Classification
MSCI Global Agriculture Producers	Non-diversified
MSCI Global Energy Producers	Non-diversified
MSCI Global Gold Miners	Non-diversified
MSCI Global Metals & Mining Producers	Non-diversified
MSCI Global Silver and Metals Miners	Non-diversified

2.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by each Fund in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

Investment Transactions and Income Recognition: Investment transactions are accounted for on trade date. Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, net of any foreign taxes withheld at source. Any taxes withheld that are reclaimable from foreign tax authorities are reflected in tax reclaims receivable. Distributions received by the Funds may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains. Upon notification from issuers, some of the dividend income received from a real estate investment trust may be re-designated as a return of capital or capital gain. Non-cash dividends, if any, are recognized on the ex-dividend date and recorded as non-cash dividend income at fair value. Interest income is accrued daily.

Foreign Currency Translation: The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in non-U.S. currencies are translated to U.S. dollars using prevailing market rates as quoted by one or more data service providers. Purchases and sales of investments, income receipts and expense payments are translated into U.S. dollars on the respective dates of such transactions.

Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments. Such fluctuations are reflected by the Funds as a component of net realized and unrealized gain (loss) from investments for financial reporting purposes. Each Fund reports realized currency gain (loss) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.

Foreign Taxes: The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which each Fund invests. These foreign taxes, if any, are paid by each Fund and are reflected in its statement of operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “other foreign taxes”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of February 29, 2020, if any, are disclosed in the statement of assets and liabilities.

In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds' tax year. These reclassifications have no effect on net assets or net asset value per share.

Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. Th Funds' maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.

N o t e s t o F i n a n c i a l S t a t e m e n t s	37

Notes to Financial Statements (unaudited) (continued)

3.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the Fund’s listing exchange is not open. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. A fund determines the fair value of its financial instruments using various independent dealers or pricing services under policies approved by the Board of Directors of the Company (the “Board”). The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to oversee the pricing function for all financial instruments.

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:

●	Equity investments traded on a recognized securities exchange are valued at that day’s last traded price or official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.
●	Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published net asset value (“NAV”).
●	Futures contract notional values are determined based on that day’s last reported settlement price on the exchange where the contract is traded.

If events (e.g., a company announcement, market volatility or a natural disaster) occur that are expected to materially affect the value of an investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, in accordance with policies approved by the Board as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Global Valuation Committee include market approach, income approach and the cost approach. Valuation techniques used under these approaches take into consideration inputs that include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other inputs, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or default rates.

When determining the price for Fair Valued Investments, the Global Valuation Committee, or its delegate, seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Global Valuation Committee, or its delegate, deems relevant and consistent with the principles of fair value measurement.

Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.

Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets for identical assets or liabilities;
●	Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, (including the Global Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgement exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The fair value hierarchy for each Fund’s investments is included in its schedule of investments. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

4.	SECURITIES AND OTHER INVESTMENTS

Securities Lending: Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

As of February 29, 2020, any securities on loan were collateralized by cash and/or U.S. government obligations. Cash collateral received was invested in money market funds managed by BlackRock Fund Advisors (“BFA”), the Funds' investment adviser, or its affiliates and is disclosed in the schedules of investments. Any non-cash collateral

38	2 0 2 0 I S h a r e s S e m i - A n n u a l R e p o r t t o S h a r e h o l d e r s

Notes to Financial Statements (unaudited) (continued)

received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan for each Fund, if any, are also disclosed in its schedule of investments. The market value of any securities on loan as of February 29, 2020 and the value of the related cash collateral are disclosed in the statements of assets and liabilities.

Securities lending transactions are entered into by a fund under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. The value of the collateral is typically greater than the market value of the securities loaned, leaving the lender with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the fund can reinvest cash collateral received in connection with loaned securities.

The following table is a summary of the securities lending agreements by counterparty which are subject to offset under an MSLA as of February 29, 2020:

	Market Value of	Cash Collateral		Non-Cash Collateral
iShares ETF and Counterparty	Securities on Loan	Received	(a)	Received	Net Amount
MSCI Global Agriculture Producers
Barclays Capital Inc.	$99,304	$99,304		$—	$—
Credit Suisse AG Dublin Branch	1,907	1,907		—	—
Credit Suisse Securities (USA) LLC	6,115	6,115		—	—
Goldman Sachs & Co.	132,453	132,453		—	—
Macquarie Bank Limited	9,787	9,787		—	—
SG Americas Securities LLC	20,455	20,455		—	—
	$270,021	$270,021		$—	$—
MSCI Global Energy Producers
Barclays Bank PLC	$6,317	$6,317		$—	$—
Barclays Capital Inc.	17,850	17,252		—	(598	)(b)
BofA Securities, Inc.	11,567	11,567		—	—
Citigroup Global Markets Inc.	24,166	24,166		—	—
Credit Suisse AG Dublin Branch	8,640	8,640		—	—
Credit Suisse Securities (USA) LLC	12,569	12,569		—	—
Goldman Sachs & Co.	6,574	6,574		—	—
JPMorgan Securities LLC	16,739	16,739		—	—
Morgan Stanley & Co. LLC	50,105	50,105		—	—
Morgan Stanley & Co. LLC (U.S. Equity Securities Lending)	20,085	19,583		—	(502	)(b)
Nomura Securities International Inc.	724	724		—	—
Scotia Capital (USA) Inc.	3,683	3,683		—	—
SG Americas Securities LLC	5,339	5,339		—	—
UBS AG	3,646	3,646		—	—
Wells Fargo Bank, National Association	17,883	17,883		—	—
	$205,887	$204,787		$—	$(1,100)
MSCI Global Gold Miners
Goldman Sachs & Co.	$254,119	$254,119		$—	$—
HSBC Bank PLC	1,226,273	1,226,273		—	—
Wells Fargo Bank, National Association	156,000	156,000		—	—
	$1,636,392	$1,636,392		$—	$—
MSCI Global Metals & Mining Producers
Barclays Bank PLC	$465,198	$460,438		$—	$(4,760	)(b)
BMO Capital Markets	5,040	5,040		—	—
BofA Securities, Inc.	212,385	212,385		—	—
Credit Suisse AG Dublin Branch	571,323	571,323		—	—
Credit Suisse Securities (USA) LLC	60,227	60,227		—	—
JPMorgan Securities LLC	125,982	125,982		—	—
Macquarie Bank Limited	68,297	68,297		—	—
Morgan Stanley & Co. LLC	669,260	669,260		—	—
UBS Securities LLC	5,070	5,070		—	—
	$2,182,782	$2,178,022		$—	$(4,760)

N o t e s t o F i n a n c i a l S t a t e m e n t s	39

Notes to Financial Statements (unaudited) (continued)

	Market Value of	Cash Collateral		Non-Cash Collateral
iShares ETF and Counterparty	Securities on Loan	Received	(a)	Received	Net Amount
MSCI Global Silver and Metals Miners
Barclays Capital Inc.	$50,298	$50,298		$—	$—
BofA Securities, Inc.	86,619	86,619		—	—
Citigroup Global Markets Inc.	653,536	653,536		—	—
Goldman Sachs & Co.	174,649	174,649		—	—
JPMorgan Securities LLC	130,556	130,556		—	—
Morgan Stanley & Co. LLC	162,499	162,499		—	—
Scotia Capital (USA) Inc.	203,226	203,226		—	—
UBS AG	7,754	7,754		—	—
Wells Fargo Bank, National Association	308,256	308,256		—	—
	$1,777,393	$1,777,393		$—	$—

(a)	Collateral received in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund's statement of assets and liabilities.
(b)	Additional collateral is delivered to the Fund on the next business day in accordance with the MSLA. The net amount would be subject to the borrower default indemnity in the event of default by a counterparty.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.

5.	DERIVATIVE FINANCIAL INSTRUMENTS

Futures Contracts: Each Fund’s use of futures contracts is generally limited to cash equitization. This involves the use of available cash to invest in index futures contracts in order to gain exposure to the equity markets represented in or by the Fund’s underlying index and is intended to allow the Fund to better track its underlying index. Futures contracts are standardized, exchange-traded agreements to buy or sell a specific quantity of an underlying instrument at a set price on a future date. Depending on the terms of a contract, a futures contract is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date.

Upon entering into a futures contract, a fund is required to pledge to the executing broker which holds segregated from its own assets, an amount of cash, U.S. government securities or other high-quality debt and equity securities equal to the minimum initial margin requirements of the exchange on which the contract is traded. Securities deposited as initial margin, if any, are designated in the schedule of investments and cash deposited, if any, is shown as cash pledged for futures contracts in the statement of assets and liabilities.

Pursuant to the contract, a fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation or depreciation and, if any, shown as variation margin receivable or payable on futures contracts in the statement of assets and liabilities. When the contract is closed, a realized gain or loss is recorded in the statement of operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. Losses may arise if the notional value of a futures contract decreases due to an unfavorable change in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and the assets underlying such contracts.

6.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Company, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent directors).

For its investment advisory services to each Fund, BFA is entitled to an annual investment advisory fee of 0.39%, accrued daily and paid monthly by the Funds, based on the average daily net assets of each Fund.

Expense Waivers: A fund may incur its pro rata share of fees and expenses attributable to its investments in other investment companies (“acquired fund fees and expenses”). For each of the iShares MSCI Global Agriculture Producers and iShares MSCI Global Metals & Mining Producers ETFs, BFA has contractually agreed to waive a portion of its investment advisory fee for each Fund through December 31, 2023 in an amount equal to the acquired fund fees and expenses, if any, attributable to each Fund’s investments in other iShares funds.

Distributor: BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

40	2 0 2 0 I S h a r e s S e m i - A n n u a l R e p o r t t o S h a r e h o l d e r s

Notes to Financial Statements (unaudited) (continued)

Securities Lending: The U.S. Securities and Exchange Commission (the “SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan in a money market fund managed by BFA, or its affiliates, however, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04% (the “collateral investment fees”). Securities lending income is equal to the total of income earned from the reinvestment of cash collateral (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities. Each Fund retains a portion of securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to the current securities lending agreement, each Fund retains 82% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in that calendar year exceeds a specified threshold, each Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year 85% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

The share of securities lending income earned by each Fund is shown as securities lending income – affiliated – net in its statement of operations. For the six months ended February 29, 2020, the Funds paid BTC the following amounts for securities lending agent services:

Fees Paid
iShares ETF	to BTC
MSCI Global Agriculture Producers	$752
MSCI Global Energy Producers	889
MSCI Global Gold Miners	11,512
MSCI Global Metals & Mining Producers	11,748
MSCI Global Silver and Metals Miners	27,053

Officers and Directors: Certain officers and/or directors of the Company are officers and/or directors of BlackRock or its affiliates.

Other Transactions: Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

For the six months ended February 29, 2020, transactions executed by the Funds pursuant to Rule 17a-7 under the 1940 Act were as follows:

			Net Realized
iShares ETF	Purchases	Sales	Gain (Loss)
MSCI Global Agriculture Producers	$—	$33,700	$(12,021)
MSCI Global Energy Producers	25,140	103,463	(63,885)
MSCI Global Gold Miners	1,491,553	3,152,140	(625,594)
MSCI Global Metals & Mining Producers	46,471	178,536	(207,931)
MSCI Global Silver and Metals Miners	3,218,920	1,959,712	(1,038,071)

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends – affiliated in the statement of operations.

A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.

7.	PURCHASES AND SALES

For the six months ended February 29, 2020, purchases and sales of investments, excluding in-kind transactions and short-term investments, were as follows:

iShares ETF	Purchases	Sales
MSCI Global Agriculture Producers	$512,181	$553,465
MSCI Global Energy Producers	1,990,382	2,824,807
MSCI Global Gold Miners	22,798,959	18,416,345
MSCI Global Metals & Mining Producers	10,208,573	14,846,396
MSCI Global Silver and Metals Miners	22,759,133	23,048,627

N o t e s t o F i n a n c i a l S t a t e m e n t s	41

Notes to Financial Statements (unaudited) (continued)

For the six months ended February 29, 2020, in-kind transactions were as follows:

	In-kind	In-kind
iShares ETF	Purchases	Sales
MSCI Global Energy Producers	$5,340,627	$7,239,526
MSCI Global Gold Miners	154,881,768	59,959,154
MSCI Global Metals & Mining Producers	19,735,262	36,783,221
MSCI Global Silver and Metals Miners	6,394,966	6,202,527

8.	INCOME TAX INFORMATION

Each Fund is treated as an entity separate from the Company's other funds for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

Management has analyzed tax laws and regulations and their application to the Funds as of February 29, 2020, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds' financial statements.

As of August 31, 2019, the Funds had non-expiring capital loss carryforwards available to offset future realized capital gains as follows:

iShares ETF	Non-Expiring
MSCI Global Agriculture Producers	$2,807,927
MSCI Global Energy Producers	2,230,448
MSCI Global Gold Miners	43,645,352
MSCI Global Metals & Mining Producers	38,149,859
MSCI Global Silver and Metals Miners	17,475,006

A fund may own shares in certain foreign investment entities, referred to, under U.S. tax law, as “passive foreign investment companies.” Such fund may elect to mark-to-market annually the shares of each passive foreign investment company and would be required to distribute to shareholders any such marked-to-market gains.

As of February 29, 2020, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:

				Net Unrealized
		Gross Unrealized	Gross Unrealized	Appreciation
iShares ETF	Tax Cost	Appreciation	Depreciation	(Depreciation)
MSCI Global Agriculture Producers	$27,131,908	$2,862,666	$(5,557,688)	$(2,695,022)
MSCI Global Energy Producers	53,076,177	983,169	(17,711,864)	(16,728,695)
MSCI Global Gold Miners	400,889,832	20,586,147	(38,368,710)	(17,782,563)
MSCI Global Metals & Mining Producers	258,837,024	11,581,786	(85,047,945)	(73,466,159)
MSCI Global Silver and Metals Miners	89,305,465	13,309,013	(14,483,873)	(1,174,860)

9.	LINE OF CREDIT

The iShares MSCI Global Agriculture Producers, iShares MSCI Global Energy Producers and iShares MSCI Global Metals & Mining Producers ETFs, along with certain other iShares funds, are parties to a $300 million credit agreement with State Street Bank and Trust Company, which expires on October 21, 2020. The line of credit may be used for temporary or emergency purposes, including redemptions, settlement of trades and rebalancing of portfolio holdings. The credit agreement has the following terms: a commitment fee of 0.20% per annum on the unused portion of the credit agreement and interest at a rate equal to the higher of (a) the one-month LIBOR (not less than zero) plus 1.00% per annum or (b) the U.S. Federal Funds rate (not less than zero) plus 1.00% per annum on amounts borrowed. The commitment fee is allocated to each fund participating in the credit agreement based on each fund’s pro-rata share of the aggregate average daily value of assets invested in local securities of certain foreign markets.

The Funds did not borrow under the credit agreement during the six months ended February 29, 2020.

10.	PRINCIPAL RISKS

In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Each Fund’s prospectus provides details of the risks to which the Fund is subject.

42	2 0 2 0 I S h a r e s S e m i - A n n u a l R e p o r t t o S h a r e h o l d e r s

Notes to Financial Statements (unaudited) (continued)

BFA uses a “passive” or index approach to try to achieve each Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

Market Risk: Market risk arises mainly from uncertainty about future values of financial instruments influenced by price, currency and interest rate movements. It represents the potential loss a fund may suffer through holding market positions in the face of market movements. A fund is exposed to market risk by its investment in equity, fixed income and/or financial derivative instruments or by its investment in underlying funds. The fair value of securities held by a fund may decline due to general market conditions, economic trends or events that are not specifically related to the issuers of the securities including local, regional or global political, social or economic instability or to factors that affect a particular industry or group of industries. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. The extent of a fund’s exposure to market risk is the market value of the investments held as shown in the fund’s schedule of investments.

Investing in the securities of non-U.S. issuers involves certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: differences in accounting, auditing and financial reporting standards; more substantial governmental involvement in the economy; higher inflation rates, greater social, economic and political uncertainties; possible nationalization or expropriation of assets; less availability of public information about issuers; imposition of withholding or other taxes; higher transaction and custody costs and delays in settlement procedures; and lower level of regulation of the securities markets and issuers. Non-U.S. securities may be less liquid, more difficult to value, and have greater price volatility due to exchange rate fluctuations. These and other risks are heightened for investments in issuers from countries with less developed capital markets.

An outbreak of respiratory disease caused by a novel coronavirus has developed into a global pandemic and has resulted in closing borders, quarantines, disruptions to supply chains and customer activity, as well as general concern and uncertainty. The impact of this pandemic, and other global health crises that may arise in the future, could affect the economies of many nations, individual companies and the market in general in ways that cannot necessarily be foreseen at the present time. This pandemic may result in substantial market volatility and may adversely impact the prices and liquidity of a fund's investments. The impact of the pandemic may be short term or may last for an extended period of time.

Credit Risk: Credit risk is the risk that an issuer or guarantor of debt instruments or the counterparty to a financial transaction, including derivatives contracts, repurchase agreements or loans of portfolio securities, is unable or unwilling to make timely interest and/or principal payments or to otherwise honor its obligations. BFA and its affiliates manage counterparty credit risk by entering into transactions only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose a fund to issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of a fund’s exposure to credit and counterparty risks with respect to those financial assets is approximated by their value recorded in its statement of assets and liabilities.

Concentration Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its schedule of investments.

When a fund concentrates its investments in issuers located in a single country or a limited number of countries, it assumes the risk that economic, regulatory, political and social conditions in that country or those countries may have a significant impact on the fund and could affect the income from, or the value or liquidity of, the fund’s portfolio.

When a fund concentrates its investments in securities within a single or limited number of market sectors, it assumes the risk that economic, regulatory, political and social conditions affecting such sectors may have a significant impact on the fund and could affect the income from, or the value or liquidity of, the fund’s portfolio.

11.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.

Transactions in capital shares were as follows:

	Six Months Ended		Year Ended
	02/29/20		08/31/19
iShares ETF	Shares	Amount	Shares	Amount
MSCI Global Agriculture Producers
Shares sold	—	$8	—	$359
Shares redeemed	—	—	(200,000)	(5,512,467)
Net increase(decrease)	—	$8	(200,000)	$(5,512,108)
MSCI Global Energy Producers
Shares sold	300,000	$5,729,462	600,000	$11,989,843
Shares redeemed	(400,000)	(7,791,988)	(100,000)	(1,966,205)
Net increase(decrease)	(100,000)	$(2,062,526)	500,000	$10,023,638

N o t e s t o F i n a n c i a l S t a t e m e n t s	43

Notes to Financial Statements (unaudited) (continued)

	Six Months Ended		Year Ended
	02/29/20		08/31/19
iShares ETF	Shares	Amount	Shares	Amount
MSCI Global Gold Miners
Shares sold	6,600,000	$161,876,354	5,300,000	$103,615,697
Shares redeemed	(2,750,000)	(61,968,782)	(7,900,000)	(126,357,221)
Net increase(decrease)	3,850,000	$99,907,572	(2,600,000)	$(22,741,524)
MSCI Global Metals & Mining Producers
Shares sold	800,000	$23,942,432	2,600,000	$74,143,858
Shares redeemed	(1,650,000)	(44,233,993)	(7,000,000)	(207,039,765)
Net decrease	(850,000)	$(20,291,561)	(4,400,000)	$(132,895,907)
MSCI Global Silver and Metals Miners
Shares sold	700,000	$7,452,552	3,200,000	$30,588,900
Shares redeemed	(600,000)	(6,236,301)	—	—
Net increase	100,000	$1,216,251	3,200,000	$30,588,900

The consideration for the purchase of Creation Units of a fund in the Company generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Company may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Company's administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the statement of assets and liabilities.

12.	LEGAL PROCEEDINGS

On June 16, 2016, investors in certain iShares funds (iShares Core S&P Small-Cap ETF, iShares Russell 1000 Growth ETF, iShares Core S&P 500 ETF, iShares Russell Mid-Cap Growth ETF, iShares Russell Mid-Cap ETF, iShares Russell Mid-Cap Value ETF, iShares Select Dividend ETF, iShares Morningstar Mid-Cap ETF, iShares Morningstar Large-Cap ETF, iShares U.S. Aerospace & Defense ETF and iShares Preferred and Income Securities ETF) filed a class action lawsuit against iShares Trust, BlackRock, Inc. and certain of its advisory affiliates, and certain directors/trustees and officers of the Funds (collectively, “Defendants”) in California State Court. The lawsuit alleges the Defendants violated federal securities laws by failing to adequately disclose in the prospectuses issued by the funds noted above the risks of using stop-loss orders in the event of a ‘flash crash’, such as the one that occurred on May 6, 2010. On September 18, 2017, the court issued a Statement of Decision holding that the Plaintiffs lack standing to assert their claims. On October 11, 2017, the court entered final judgment dismissing all of the Plaintiffs’ claims with prejudice. In an opinion dated January 23, 2020, the California Court of Appeal affirmed the dismissal of Plaintiffs’ claims. On March 3, 2020, plaintiffs filed a petition for review by the California Supreme Court.

13.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

44	2 0 2 0 I S h a r e s S e m i - A n n u a l R e p o r t t o S h a r e h o l d e r s

Statement Regarding Liquidity Risk Management Program

The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.

The Board of Directors (the “Board”) of iShares MSCI Global Agriculture Producers ETF, iShares MSCI Global Energy Producers ETF, iShares MSCI Global Gold Miners ETF, iShares MSCI Global Metals & Mining Producers ETF and iShares MSCI Global Silver and Metals Miners ETF met on December 3, 2019 (the “Meeting”) to review the liquidity risk management program (the “Program”) applicable to the iShares Funds (each, a “Fund”) pursuant to the Liquidity Rule. The Board has appointed BlackRock Fund Advisors (“BlackRock”), the investment adviser to the Funds, as the program administrator for each Fund’s Program, as applicable. BlackRock has delegated oversight of the Program to the 40 Act Liquidity Risk Management Committee (the “Committee”). At the Meeting, the Committee, on behalf of BlackRock, provided the Board with a report that addressed the operation of the Program and assessed its adequacy and effectiveness of implementation, including the operation of each Fund’s Highly Liquid Investment Minimum (“HLIM”) where applicable, and any material changes to the Program (the “Report”). The Report covered the period from December 1, 2018 through September 30, 2019 (the “Program Reporting Period”).

The Report described the Program’s liquidity classification methodology for categorizing a Fund’s investments (including derivative transactions) into one of four liquidity buckets. It also described BlackRock’s methodology in establishing a Fund’s HLIM and noted that the Committee reviews and ratifies the HLIM assigned to each Fund no less frequently than annually.

The Report noted that the Program complied with the key factors for consideration under the Liquidity Rule for assessing, managing and periodically reviewing a Fund’s liquidity risk, as follows:

a)	The Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions. During the Program Reporting Period, the Committee reviewed whether each Fund’s investment strategy is appropriate for an open-end fund structure with a focus on Funds with more significant and consistent holdings of less liquid and illiquid assets. The Committee also factored a Fund’s concentration in an issuer into the liquidity classification methodology by taking issuer position sizes into account. A factor for consideration under the Liquidity Rule is a Fund’s use of borrowings for investment purposes. However, the Funds do not borrow for investment purposes. Derivative exposure was considered in the calculation of liquidity classification.

b)	Short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions. During the Program Reporting Period, the Committee reviewed historical redemption activity and used this information as a component to establish each ETF’s reasonably anticipated trading size. The Committee may also take into consideration a Fund’s shareholder ownership concentration (which, depending on product type and distribution channel, may or may not be available), a Fund’s distribution channels, and the degree of certainty associated with a Fund’s short-term and long-term cash flow projections.

c)	Holdings of cash and cash equivalents, as well as borrowing arrangements. The Committee considered that ETFs generally do not hold more than de minimus amounts of cash. Funds may borrow for temporary or emergency purposes, including to meet payments due from redemptions or to facilitate the settlement of securities or other transactions.

d)	The relationship between an ETF’s portfolio liquidity and the way in which, and the prices and spreads at which, ETF shares trade, including the efficiency of the arbitrage function and the level of active participation by market participants, including authorized participants. The Committee monitored the prevailing bid/ask spread and the ETF price premium (or discount) to NAV for all ETFs and reviewed any persistent deviations from long-term averages.

e)	The effect of the composition of baskets on the overall liquidity of an ETF’s portfolio. In reviewing the linkage between the composition of baskets accepted by an ETF and any significant change in the liquidity profile of such ETF, the Committee reviewed changes in the proportion of each ETF’s portfolio comprised of less liquid and illiquid holdings to determine if applicable thresholds were met requiring enhanced review.

There were no material changes to the Program during the Program Reporting Period. The Report provided to the Board stated that the Committee concluded that based on the operation of the functions, as described in the Report, the Program is operating as intended and is effective in implementing the requirements of the Liquidity Rule.

S t a t e m e n t R e g a r d i n g L i q u i d i t y R i s k M a n a g e m e n t P r o g r a m	45

Supplemental Information (unaudited)

Section 19(a) Notices

The amounts and sources of distributions reported are estimates and are being provided pursuant to regulatory requirements and are not being provided for tax reporting purposes. The actual amounts and sources for tax reporting purposes will depend upon each fund's investment experience during the year and may be subject to changes based on tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report these distributions for federal income tax purposes.

	Total Cumulative Distributions				% Breakdown of the Total Cumulative
	for the Fiscal Year-to-Date				Distributions for the Fiscal Year-to-Date
	Net				Net
	Investment	Net Realized	Return of	Total Per	Investment	Net Realized	Return of	Total Per
iShares ETF	Income	Gains	Capital	Share	Income	Capital Gains	Capital	Share
MSCI Global Agriculture Producers(a)	$0.203504	$—	$0.059395	$0.262899	77%	—%	23%	100%
MSCI Global Energy Producers(a)	0.729081	—	0.038900	0.767981	95	—	5	100
MSCI Global Metals & Mining Producers(a)	0.648298	—	0.093157	0.741455	87	—	13	100

(a)	The Fund estimates that it has distributed more than its net investment income and net realized capital gains; therefore, a portion of the distribution may be a return of capital. A return of capital may occur, for example, when some or all of the shareholder's investment in the Fund is returned to the shareholder. A return of capital does not necessarily reflect the Fund's investment performance and should not be confused with "yield" or "income". When distributions exceed total return performance, the difference will incrementally reduce the Fund's net asset value per share.

46	2 0 2 0 I S h a r e s S e m i - A n n u a l R e p o r t t o S h a r e h o l d e r s

General Information

Electronic Delivery

Shareholders can sign up for email notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.

To enroll in electronic delivery:

●	Go to icsdelivery.com.
●	If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Availability of Quarterly Schedule of Investments

The iShares Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT, and for reporting periods ended prior to March 31, 2019, filed such information on Form N-Q. The iShares Funds' Forms N-Q are available on the SEC’s website at sec.gov. The iShares Funds also disclose their complete schedule of portfolio holdings on a daily basis on the iShares website at iShares.com.

Availability of Proxy Voting Policies and Proxy Voting Records

A description of the policies and procedures that the iShares Funds use to determine how to vote proxies relating to portfolio securities and information about how the iShares Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request (1) by calling toll-free 1-800-474-2737; (2) on the iShares website at iShares.com; and (3) on the SEC website at sec.gov.

G e n e r a l I n f o r m a t i o n	47

Glossary of Terms Used in this Report

Portfolio Abbreviations - Equity

ADR	American Depositary Receipt

GDR	Global Depositary Receipt

NVDR	Non-Voting Depositary Receipt

NVS	Non-Voting Shares

48	2 0 2 0 I S h a r e s S e m i - A n n u a l R e p o r t t o S h a r e h o l d e r s

Want to know more?

iShares.com   |   1-800-474-2737

This report is intended for the Funds' shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by MSCI Inc., nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.

©2020 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

iS-SAR-812-0220

FEBRUARY 29, 2020

2020 Semi-Annual Report (Unaudited)

iShares, Inc.

●	iShares Currency Hedged MSCI Emerging Markets ETF | HEEM | Cboe BZX
●	iShares MSCI Emerging Markets ETF | EEM | NYSE Arca

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of each Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

You may elect to receive all future reports in paper free of charge. If you hold accounts through a financial intermediary, you can follow the instructions included with this disclosure, if applicable, or contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. Please note that not all financial intermediaries may offer this service. Your election to receive reports in paper will apply to all funds held with your financial intermediary.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive electronic delivery of shareholder reports and other communications by contacting your financial intermediary. Please note that not all financial intermediaries may offer this service.

Fund Summary as of February 29, 2020	iShares® Currency Hedged MSCI Emerging Markets ETF

Investment Objective

The iShares Currency Hedged MSCI Emerging Markets ETF (the “Fund”) seeks to track the investment results of an index composed of large- and mid-capitalization emerging market equities while mitigating exposure to fluctuations between the value of the component currencies and the U.S. dollar, as represented by the MSCI Emerging Markets 100% Hedged to USD Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. The Fund currently seeks to achieve its investment objective by investing a substantial portion of its assets in one underlying fund, the iShares MSCI Emerging Markets ETF.

Performance

		Average Annual Total Returns			Cumulative Total Returns
	6 Months	1 Year	5 Years	Since Inception	1 Year	5 Years	Since Inception
Fund NAV	2.85%	1.00%	3.17%	3.30%	1.00%	16.88%	19.30%
Fund Market	3.27	1.16	3.21	3.36	1.16	17.09	19.66
Index	3.25	1.01	3.63	3.66	1.01	19.53	21.55

The inception date of the Fund was 9/23/14. The first day of secondary market trading was 9/25/14.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 5 for more information.

Expense Example

Actual				Hypothetical 5% Return
Beginning Account Value (09/01/19)	Ending Account Value (02/29/20)	Expenses Paid During the Period	(a)(b)	Beginning Account Value (09/01/19)	Ending Account Value (02/29/20)	Expenses Paid During the Period	(a)(b)	Annualized Expense Ratio	(a)
$1,000.00	$1,028.50	$0.00		$1,000.00	$1,024.90	$0.00		0.00%

(a)	Annualized expense ratio and expenses paid during the period do not include fees and expenses of the underlying fund in which the Fund invests.

(b)	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 5 for more information.

Portfolio Information

Tables shown are for the underlying fund in which the Fund invests.

ALLOCATION BY SECTOR

Sector	Percent of Total Investments	(a)
Financials	23.4%
Information Technology	16.4
Consumer Discretionary	14.7
Communication Services	11.8
Materials	6.9
Energy	6.6
Consumer Staples	6.3
Industrials	5.2
Health Care	3.2
Real Estate	3.0
Utilities	2.5

TEN LARGEST GEOGRAPHICAL LOCATION

Country/Geographic Region	Percent of Total Investments	(a)
China	36.7%
Taiwan	12.0
South Korea	11.3
India	8.8
Brazil	6.7
South Africa	4.2
Russia	3.6
Saudi Arabia	2.5
Mexico	2.3
Thailand	2.3

(a)	Excludes money market funds.

F u n d S u m m a r y	3

Fund Summary as of February 29, 2020	iShares® MSCI Emerging Markets ETF

Investment Objective

The iShares MSCI Emerging Markets ETF (the “Fund”) seeks to track the investment results of an index composed of large- and mid-capitalization emerging market equities, as represented by the MSCI Emerging Markets Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns
	6 Months	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years
Fund NAV	2.61%	(2.48)%	2.14%	2.47%	(2.48)%	11.17%	27.67%
Fund Market	3.24	(1.59)	2.20	2.53	(1.59)	11.49	28.35
Index	2.93	(1.88)	2.73	3.18	(1.88)	14.41	36.77

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 5 for more information.

Expense Example

Actual				Hypothetical 5% Return
Beginning Account Value (09/01/19)	Ending Account Value (02/29/20)	Expenses Paid During the Period	(a)	Beginning Account Value (09/01/19)	Ending Account Value (02/29/20)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$1,000.00	$1,026.10	$3.53		$1,000.00	$1,021.40	$3.52		0.70%

(a)	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 5 for more information.

Portfolio Information

ALLOCATION BY SECTOR

Sector	Percent of Total Investments	(a)
Financials	23.4%
Information Technology	16.4
Consumer Discretionary	14.7
Communication Services	11.8
Materials	6.9
Energy	6.6
Consumer Staples	6.3
Industrials	5.2
Health Care	3.2
Real Estate	3.0
Utilities	2.5

TEN LARGEST GEOGRAPHIC ALLOCATION

Country/Geographic Region	Percent of Total Investments	(a)
China	36.7%
Taiwan	12.0
South Korea	11.3
India	8.8
Brazil	6.7
South Africa	4.2
Russia	3.6
Saudi Arabia	2.5
Mexico	2.3
Thailand	2.3

(a)	Excludes money market funds.

4	2 0 2 0 I S h a r e s S e m i - A n n u a l R e p o r t t o S h a r e h o l d e r s

About Fund Performance

Past performance is no guarantee of future results. Financial markets have experienced extreme volatility and trading in many instruments has been disrupted. These circumstances may continue for an extended period of time, and may continue to affect adversely the value and liquidity of the fund’s investments. As a result, current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at iShares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest ask on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of a fund may not trade in the secondary market until after the fund’s inception, for the period from inception to the first day of secondary market trading in shares of the fund, the NAV of the fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

As a shareholder of your Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The expense example, which is based on an investment of $1,000 invested at the beginning of the period (or from the commencement of operations if less than 6 months) and held through the end of the period, is intended to help you understand your ongoing costs (in dollars and cents) of investing in your Fund and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses – The table provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. To estimate the expenses that you paid on your account over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period.”

Hypothetical Example for Comparison Purposes – The table also provides information about hypothetical account values and hypothetical expenses based on your Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

A b o u t F u n d P e r f o r m a n c e / S h a r e h o l d e r E x p e n s e s	5

Schedule of Investments (unaudited)	iShares® Currency Hedged MSCI Emerging Markets ETF
February 29, 2020	(Percentages shown are based on Net Assets)

Security	Shares	Value

Investment Companies

Exchange-Traded Funds — 99.8%
iShares MSCI Emerging Markets ETF(a)(b)	4,262,048	$172,698,185
Total Investment Companies — 99.8%
(Cost: $183,675,576)		172,698,185

Short-Term Investments
Money Market Funds — 37.1%
BlackRock Cash Funds: Institutional, SL Agency Shares, 1.74%(a)(c)(d)	62,212,860	62,256,409
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.52%(a)(c)	2,003,000	2,003,000
		64,259,409
Total Short-Term Investments — 37.1%
(Cost: $64,253,187)		64,259,409
Total Investments in Securities — 136.9%
(Cost: $247,928,763)		236,957,594
Other Assets, Less Liabilities — (36.9)%		(63,873,403)
Net Assets — 100.0%		$173,084,191

(a)	Affiliate of the Fund.
(b)	All or a portion of this security is on loan.
(c)	Annualized 7-day yield as of period-end.
(d)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the six months ended February 29, 2020, for purposes of Section 2(a)(3) of the 1940Act, were as follows:

Affiliated Issuer	Shares Held at 08/31/19	Shares Purchased	Shares Sold		Shares Held at 02/29/20	Value at 02/29/20	Income		Net Realized Gain (Loss)	(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	71,473,253	—	(9,260,393	)(b)	62,212,860	$62,256,409	$30,326	(c)	$(6,750)		$13,369
BlackRock Cash Funds: Treasury, SL Agency Shares	4,729,000	—	(2,726,000	)(b)	2,003,000	2,003,000	3,350		—		—
iShares MSCI Emerging Markets ETF	4,491,885	757,280	(987,117)		4,262,048	172,698,185	3,921,274		2,048,056		476,251
						$236,957,594	$3,954,950		$2,041,306		$489,620

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)	Net of purchases and sales.
(c)	Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Forward Foreign Currency Exchange Contracts

						Unrealized
						Appreciation
Currency Purchased		Currency Sold		Counterparty	Settlement Date	(Depreciation)
CNY	52,740,320	USD	7,521,867	MS	03/04/20	$36,295
EUR	2,547,000	USD	2,788,041	MS	03/04/20	23,902
TWD	32,967,000	USD	1,087,009	MS	03/04/20	2,696
USD	13,565,425	BRL	57,601,000	MS	03/04/20	685,513
USD	1,978,108	CLP	1,579,677,000	MS	03/04/20	46,726
USD	2,992,364	EUR	2,710,000	MS	03/04/20	466
USD	39,755,167	HKD	309,020,000	MS	03/04/20	111,348
USD	16,663,232	INR	1,197,368,000	MS	03/04/20	77,644
USD	27,093,934	KRW	32,262,122,000	MS	03/04/20	487,550
USD	4,526,080	MXN	85,356,000	MS	03/04/20	190,203
USD	6,537,117	RUB	414,579,000	MS	03/04/20	341,106

6	2 0 2 0 I S h a r e s S e m i - A n n u a l R e p o r t t o S h a r e h o l d e r s

Schedule of Investments (unaudited) (continued)	iShares® Currency Hedged MSCI Emerging Markets ETF
February 29, 2020

Forward Foreign Currency Exchange Contracts (continued)

						Unrealized
						Appreciation
Currency Purchased		Currency Sold		Counterparty	Settlement Date	(Depreciation)
USD	963,570	TRY	5,807,000	MS	03/04/20	$32,480
USD	202,480	TWD	6,121,000	MS	03/04/20	154
USD	8,700,401	ZAR	128,836,000	MS	03/04/20	443,010
BRL	5,739,000	USD	1,271,094	MS	04/03/20	9,718
CLP	107,315,000	USD	130,925	MS	04/03/20	299
CNY	466,000	USD	66,645	MS	04/03/20	98
EUR	278,000	USD	306,235	MS	04/03/20	1,255
INR	46,138,000	USD	632,153	MS	04/03/20	2,710
KRW	1,842,639,000	USD	1,527,035	MS	04/03/20	7,219
MXN	6,360,000	USD	320,104	MS	04/03/20	1,438
RUB	18,904,000	USD	280,578	MS	04/03/20	138
USD	12,445,713	BRL	55,595,000	MS	04/03/20	38,192
USD	1,864,497	CLP	1,521,066,000	MS	04/03/20	4,548
USD	17,700	EUR	16,000	MS	04/03/20	3
USD	38,201,588	HKD	297,706,000	MS	04/03/20	5,750
USD	16,291,527	INR	1,171,621,000	MS	04/03/20	169,929
USD	4,292,774	MXN	83,555,000	MS	04/03/20	68,494
USD	6,137,563	RUB	405,118,000	MS	04/03/20	121,734
USD	912,067	TRY	5,685,000	MS	04/03/20	13,767
USD	8,000,495	ZAR	123,459,000	MS	04/03/20	123,293
ZAR	6,607,000	USD	419,738	MS	04/03/20	1,816
TWD	242,174,000	USD	8,032,885	MS	04/06/20	29,274
						3,078,768
BRL	57,601,000	USD	12,938,107	MS	03/04/20	(58,192)
CLP	1,579,677,000	USD	1,939,716	MS	03/04/20	(8,334)
EUR	163,000	USD	180,678	MS	03/04/20	(723)
HKD	309,020,000	USD	39,662,238	MS	03/04/20	(18,419)
INR	1,197,368,000	USD	16,722,595	MS	03/04/20	(137,008)
KRW	32,262,122,000	USD	26,664,412	MS	03/04/20	(58,028)
MXN	85,356,000	USD	4,411,217	MS	03/04/20	(75,340)
RUB	414,579,000	USD	6,314,029	MS	03/04/20	(118,017)
TRY	5,807,000	USD	941,163	MS	03/04/20	(10,074)
TWD	877,100,000	USD	29,029,161	MS	03/04/20	(37,132)
USD	7,528,246	CNY	52,740,320	MS	03/04/20	(29,917)
USD	29,877,574	TWD	903,946,000	MS	03/04/20	(1,834)
ZAR	128,836,000	USD	8,399,431	MS	03/04/20	(142,040)
HKD	1,395,000	USD	179,028	MS	04/03/20	(49)
TRY	511,000	USD	80,917	MS	04/03/20	(173)
USD	247,869	BRL	1,113,000	MS	04/03/20	(527)
USD	12,370	CLP	10,119,000	MS	04/03/20	(5)
USD	7,609,555	CNY	53,391,320	MS	04/03/20	(37,440)
USD	2,809,984	EUR	2,562,000	MS	04/03/20	(23,793)
USD	272,120	HKD	2,121,000	MS	04/03/20	(5)
USD	110,775	INR	8,056,000	MS	04/03/20	(76)
USD	26,150,036	KRW	31,655,785,000	MS	04/03/20	(207,820)
USD	27,940	MXN	553,000	MS	04/03/20	(18)
USD	3,095,824	MYR	13,098,000	MS	04/03/20	(10,397)
USD	3,995,308	THB	126,358,000	MS	04/03/20	(11,415)
USD	5,844	TRY	37,000	MS	04/03/20	(3)

S c h e d u l e o f I n v e s t m e n t s	7

Schedule of Investments (unaudited) (continued)	iShares® Currency Hedged MSCI Emerging Markets ETF
February 29, 2020

Forward Foreign Currency Exchange Contracts (continued)

						Unrealized
						Appreciation
Currency Purchased		Currency Sold		Counterparty	Settlement Date	(Depreciation)
USD	53,315	ZAR	836,000	MS	04/03/20	$(25)
USD	28,512,311	TWD	859,932,000	MS	04/06/20	(115,488)
						(1,102,292)
	Net unrealized appreciation					$1,976,476

Derivative Financial Instruments Categorized by Risk Exposure

As of February 29, 2020, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

Foreign
Currency
Exchange
Contracts
Assets — Derivative Financial Instruments
Forward foreign currency exchange contracts
Unrealized appreciation on forward foreign currency exchange contracts	$3,078,768
Liabilities — Derivative Financial Instruments
Forward foreign currency exchange contracts
Unrealized depreciation on forward foreign currency exchange contracts	$1,102,292

For the six months ended February 29, 2020, the effect of derivative financial instruments in the Statements of Operations was as follows:

Foreign
Currency
Exchange
Contracts
Net Realized Gain (Loss) from:
Forward foreign currency exchange contracts	$1,364,654
Net Change in Unrealized Appreciation (Depreciation) on:
Forward foreign currency exchange contracts	$(1,902,607)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Forward foreign currency exchange contracts:
Average amounts purchased — in USD	$233,936,080
Average amounts sold — in USD	$388,177,032

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Derivative Financial Instruments - Offsetting as of Period End

The Fund’s derivative assets and liabilities (by type) were as follows:

	Assets	Liabilities
Derivative Financial Instruments:
Forward foreign currency exchange contracts	$3,078,768	$1,102,292
Total derivative assets and liabilities in the Statement of Assets and Liabilities	$3,078,768	$1,102,292
Derivatives not subject to a Master Netting Agreement or similar agreement (“MNA”)	—	—
Total derivative assets and liabilities subject to an MNA	$3,078,768	$1,102,292

8	2 0 2 0 I S h a r e s S e m i - A n n u a l R e p o r t t o S h a r e h o l d e r s

Schedule of Investments (unaudited) (continued)	iShares® Currency Hedged MSCI Emerging Markets ETF
February 29, 2020

The following tables present the Fund’s derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral received and pledged by the Fund:

Counterparty	Derivative Assets Subject to an MNA by Counterparty	Derivatives Available for Offset	(a)	Cash Collateral Received	(b)	Net Amount of Derivative Assets	(c)(d)
Morgan Stanley & Co. International PLC	$3,078,768	$(1,102,292)		$(1,900,000)		$76,476

Counterparty	Derivative Liabilities Subject to an MNA by Counterparty	Derivatives Available for Offset	(a)	Cash Collateral Pledged	Net Amount of Derivative Liabilities	(e)
Morgan Stanley & Co. International PLC	$1,102,292	$(1,102,292)		$—	$—

(a)	The amount of derivatives available for offset is limited to the amount of derivatives assets and/or liabilities that are subject to an MNA.
(b)	Excess of collateral received from the individual counterparty is not shown for financial reporting purposes.
(c)	Net amount represents the net amount receivable from the counterparty in the event of default.
(d)	Net amount may also include forward foreign currency exchange contracts that are not required to be collateralized.
(e)	Net amount represents the net amount payable due to the counterparty in the event of default.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of February 29, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Investment Companies	$172,698,185	$—	$—	$172,698,185
Money Market Funds	64,259,409	—	—	64,259,409
	$236,957,594	$—	$—	$236,957,594
Derivative financial instruments(a)
Assets
Forward Foreign Currency Exchange Contracts	$—	$3,078,768	$—	$3,078,768
Liabilities
Forward Foreign Currency Exchange Contracts	—	(1,102,292)	—	(1,102,292)
	$—	$1,976,476	$—	$1,976,476

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

S c h e d u l e o f I n v e s t m e n t s	9

Consolidated Schedule of Investments (unaudited)	iShares® MSCI Emerging Markets ETF
February 29, 2020	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Argentina — 0.2%
Banco Macro SA, ADR	204,438	$5,924,613
Globant SA(a)(b)	155,674	17,592,719
Grupo Financiero Galicia SA, ADR	458,056	5,789,828
Telecom Argentina SA, ADR	395,870	4,592,092
YPF SA, ADR	791,658	6,325,347
		40,224,599
Brazil — 4.6%
Ambev SA	21,035,315	67,791,934
Atacadao SA	1,784,200	8,182,172
B2W Cia. Digital(a)	945,929	13,030,596
B3 SA - Brasil, Bolsa, Balcao	9,188,701	97,759,722
Banco Bradesco SA	5,490,269	33,209,456
Banco BTG Pactual SA	1,011,300	15,143,778
Banco do Brasil SA	3,812,374	39,597,009
Banco Santander Brasil SA	1,806,100	15,956,722
BB Seguridade Participacoes SA	3,113,400	21,979,052
BR Malls Participacoes SA	3,569,588	12,928,101
BRF SA(a)	2,536,285	15,200,901
CCR SA	5,432,300	19,662,310
Centrais Eletricas Brasileiras SA	1,172,173	8,971,249
Cia. de Saneamento Basico do Estado de Sao Paulo	1,528,524	19,904,200
Cia. Siderurgica Nacional SA	2,793,328	6,921,948
Cielo SA	5,473,976	8,311,091
Cogna Educacao	7,643,080	17,093,231
Cosan SA	724,600	11,751,572
Embraer SA(a)	3,171,300	11,921,414
Energisa SA	745,700	8,925,293
Engie Brasil Energia SA	904,350	9,527,281
Equatorial Energia SA	3,844,500	21,013,459
Hapvida Participacoes e Investimentos SA(c)	977,000	11,953,587
Hypera SA	1,716,200	13,047,479
IRB Brasil Resseguros S/A	3,123,500	23,019,599
JBS SA	4,868,565	24,495,789
Klabin SA	3,119,800	13,311,350
Localiza Rent a Car SA	2,727,508	29,949,302
Lojas Renner SA	3,605,089	42,590,016
Magazine Luiza SA	3,276,300	36,686,950
Multiplan Empreendimentos Imobiliarios SA	1,293,909	8,752,918
Natura & Co. Holding SA	2,844,766	28,695,777
Notre Dame Intermedica Participacoes SA	2,138,600	29,972,112
Petrobras Distribuidora SA	3,155,500	18,254,641
Petroleo Brasileiro SA	16,554,674	99,621,956
Porto Seguro SA	432,900	5,851,128
Raia Drogasil SA	1,039,200	27,617,408
Rumo SA(a)	4,889,800	22,890,201
Sul America SA	1,233,736	14,783,010
Suzano SA	2,422,800	20,481,552
TIM Participacoes SA	3,812,076	13,628,891
Ultrapar Participacoes SA	3,235,200	13,681,827
Vale SA	14,126,709	138,741,808
WEG SA	3,747,706	35,843,541
		1,158,653,333
Chile — 0.6%
Aguas Andinas SA, Class A	12,573,458	4,291,802
Banco de Chile	198,716,554	17,453,376
Banco de Credito e Inversiones SA	226,569	8,423,871
Banco Santander Chile	290,857,960	12,937,972
Security	Shares	Value

Chile (continued)
Cencosud SA	6,533,529	$7,645,933
Cia. Cervecerias Unidas SA	674,090	5,048,711
Colbun SA	38,838,408	4,862,317
Empresa Nacional de Telecomunicaciones SA(a)	728,318	3,821,776
Empresas CMPC SA	5,154,694	10,368,078
Empresas COPEC SA	1,732,422	13,408,198
Enel Americas SA	169,449,951	28,299,152
Enel Chile SA	125,983,141	11,211,061
Itau CorpBanca	746,735,942	2,731,772
Latam Airlines Group SA	1,022,617	6,801,407
SACI Falabella	3,256,120	10,796,443
		148,101,869
China — 36.7%
360 Security Technology Inc., Class A	536,890	1,716,616
3SBio Inc.(a)(c)	5,777,000	5,989,716
51job Inc., ADR(a)(b)	119,601	8,942,567
58.com Inc., ADR(a)(b)	424,414	23,414,920
AAC Technologies Holdings Inc.(b)	3,264,500	21,384,788
AECC Aviation Power Co. Ltd., Class A	852,773	2,818,096
Agile Group Holdings Ltd.(b)	6,282,000	8,818,765
Agricultural Bank of China Ltd., Class A	20,956,300	10,223,024
Agricultural Bank of China Ltd., Class H	124,231,000	49,736,717
Aier Eye Hospital Group Co. Ltd., Class A	841,220	4,813,711
Air China Ltd., Class A	224,693	239,794
Air China Ltd., Class H	9,324,000	7,501,746
Aisino Corp., Class A	1,183,174	3,994,579
Alibaba Group Holding Ltd., ADR(a)	7,727,405	1,607,300,240
Alibaba Health Information Technology Ltd.(a)	16,282,000	31,214,105
Alibaba Pictures Group Ltd.(a)	67,880,000	9,145,842
A-Living Services Co. Ltd., Class H(c)	1,925,750	8,624,181
Aluminum Corp. of China Ltd., Class A(a)	562,200	246,106
Aluminum Corp. of China Ltd., Class H(a)(b)	22,006,000	5,845,262
Angang Steel Co. Ltd., Class A	4,419,977	1,808,408
Anhui Conch Cement Co. Ltd., Class A	1,132,586	8,888,682
Anhui Conch Cement Co. Ltd., Class H	5,472,000	40,128,679
Anhui Gujing Distillery Co. Ltd., Class A	146,385	2,561,141
Anhui Kouzi Distillery Co. Ltd., Class A	266,252	1,705,259
ANTA Sports Products Ltd.	4,869,402	39,146,167
Asymchem Laboratories Tianjin Co. Ltd., Class A	123,200	3,156,227
Autobio Diagnostics Co. Ltd., Class A	119,692	2,055,596
Autohome Inc., ADR(a)(b)	264,945	20,578,278
AVIC Aircraft Co. Ltd., Class A	1,521,686	3,702,881
Avic Capital Co. Ltd., Class A	5,405,089	3,293,994
AVIC Jonhon Optronic Technology Co. Ltd., Class A	523,193	2,940,725
AviChina Industry & Technology Co. Ltd., Class H	11,735,000	5,104,760
AVICOPTER PLC, Class A	397,084	2,290,410
BAIC Motor Corp. Ltd., Class H(c)	7,708,500	3,778,555
Baidu Inc., ADR(a)(b)	1,224,234	146,883,595
Bank of Beijing Co. Ltd., Class A	6,319,206	4,619,488
Bank of Chengdu Co. Ltd., Class A	2,615,100	3,056,474
Bank of China Ltd., Class A	10,078,000	5,118,151
Bank of China Ltd., Class H	352,854,000	139,456,352
Bank of Communications Co. Ltd., Class A	11,946,873	8,887,262
Bank of Communications Co. Ltd., Class H	34,921,600	22,405,605
Bank of Guiyang Co. Ltd., Class A	3,110,700	3,738,073
Bank of Hangzhou Co. Ltd., Class A	3,176,245	3,903,171
Bank of Jiangsu Co. Ltd., Class A	3,747,685	3,420,536
Bank of Nanjing Co. Ltd., Class A	2,705,046	3,002,941
Bank of Ningbo Co. Ltd., Class A	1,585,381	5,706,301

10	2 0 2 0 I S h a r e s S e m i - A n n u a l R e p o r t t o S h a r e h o l d e r s

Consolidated Schedule of Investments (unaudited) (continued)	iShares® MSCI Emerging Markets ETF
February 29, 2020	(Percentages shown are based on Net Assets)

Security	Shares	Value

China (continued)
Bank of Shanghai Co. Ltd., Class A	3,995,442	$4,921,283
Baoshan Iron & Steel Co. Ltd., Class A	5,064,373	3,767,380
Baozun Inc., ADR(a)(b)	194,726	6,176,709
BBMG Corp., Class H	12,158,000	3,416,637
Beijing Capital International Airport Co. Ltd., Class H	7,916,000	6,175,923
Beijing Enlight Media Co. Ltd., Class A	1,239,495	1,922,138
Beijing Enterprises Holdings Ltd.	2,327,500	9,826,031
Beijing Enterprises Water Group Ltd.(b)	23,374,000	10,857,608
Beijing New Building Materials PLC, Class A	826,713	2,980,339
Beijing Oriental Yuhong Waterproof Technology Co. Ltd., Class A	647,786	2,878,349
Beijing Shiji Information Technology Co. Ltd., Class A	350,130	1,943,942
Beijing Shunxin Agriculture Co. Ltd., Class A	287,000	2,258,161
Beijing Sinnet Technology Co. Ltd., Class A	699,586	2,512,032
Beijing Tiantan Biological Products Corp. Ltd., Class A	527,192	2,611,751
Beijing Tongrentang Co. Ltd., Class A	992,812	3,712,641
BEST Inc., ADR(a)(b)	856,688	4,634,682
Betta Pharmaceuticals Co. Ltd., Class A	140,696	1,624,298
BGI Genomics Co. Ltd., Class A	127,600	1,512,354
BOC Aviation Ltd.(c)	950,900	8,254,584
BOE Technology Group Co. Ltd., Class A	9,141,800	6,408,232
Bosideng International Holdings Ltd.(b)	14,526,000	4,231,209
Brilliance China Automotive Holdings Ltd.(b)	13,786,000	11,675,480
BYD Co. Ltd., Class A	488,112	4,564,659
BYD Co. Ltd., Class H(b)	2,867,500	17,551,504
BYD Electronic International Co. Ltd.(b)	3,079,500	5,769,333
Caitong Securities Co. Ltd., Class A	1,703,165	2,704,519
Centre Testing International Group Co. Ltd., Class A	784,900	1,828,012
CGN Power Co. Ltd., Class H(c)	48,479,000	11,819,519
Changchun High & New Technology Industry Group Inc., Class A	57,897	4,008,776
Changjiang Securities Co. Ltd., Class A	3,426,574	3,303,927
Chaozhou Three-Circle Group Co. Ltd., Class A	429,205	1,461,343
China Agri-Industries Holdings Ltd.	10,415,000	5,653,172
China Aoyuan Group Ltd.	5,512,000	7,935,871
China Cinda Asset Management Co. Ltd., Class H	41,525,000	8,685,399
China CITIC Bank Corp. Ltd., Class A	5,375,299	4,175,542
China CITIC Bank Corp. Ltd., Class H	33,430,800	17,373,780
China Coal Energy Co. Ltd., Class H	9,559,000	3,091,047
China Communications Construction Co. Ltd., Class H	20,843,000	15,539,209
China Communications Services Corp. Ltd., Class H	11,058,000	8,556,309
China Conch Venture Holdings Ltd.	7,396,500	35,971,455
China Construction Bank Corp., Class A	2,879,868	2,677,912
China Construction Bank Corp., Class H	428,482,760	346,390,872
China East Education Holdings Ltd.(a)(c)	1,979,000	4,027,555
China Eastern Airlines Corp. Ltd., Class A(a)	5,136,497	3,336,056
China Eastern Airlines Corp. Ltd., Class H(a)	4,192,000	1,796,637
China Education Group Holdings Ltd.	2,796,000	3,975,296
China Everbright Bank Co. Ltd., Class A	10,720,303	5,797,080
China Everbright Bank Co. Ltd., Class H	13,954,000	5,586,578
China Everbright International Ltd.	16,957,813	11,293,531
China Everbright Ltd.	4,358,000	7,269,811
China Evergrande Group(b)	8,301,388	18,641,519
China First Capital Group Ltd.(a)	13,290,000	366,654
Security	Shares	Value

China (continued)
China Fortune Land Development Co. Ltd., Class A	887,027	$2,993,472
China Galaxy Securities Co. Ltd., Class H	16,106,500	8,887,143
China Gas Holdings Ltd.(b)	8,188,000	29,944,374
China Greatwall Technology Group Co. Ltd., Class A	973,873	1,949,083
China Hongqiao Group Ltd.	8,426,000	4,519,499
China Huarong Asset Management Co. Ltd., Class H(c)	47,120,000	6,409,198
China Huishan Dairy Holdings Co. Ltd.(a)(d)	5,603,350	10,785
China International Capital Corp. Ltd., Class H(c)	5,974,000	11,023,427
China International Marine Containers Group Co. Ltd., Class A	1,516,404	1,735,463
China International Travel Service Corp. Ltd., Class A	532,632	5,981,461
China Jinmao Holdings Group Ltd.(b)	23,934,000	17,475,117
China Jushi Co. Ltd., Class A	1,839,992	2,469,046
China Lesso Group Holdings Ltd.	4,297,000	6,451,248
China Life Insurance Co. Ltd., Class A	769,599	3,242,352
China Life Insurance Co. Ltd., Class H	33,153,000	77,681,239
China Literature Ltd.(a)(c)	1,209,000	5,468,623
China Longyuan Power Group Corp. Ltd., Class H	14,814,000	7,755,772
China Medical System Holdings Ltd.	6,238,000	7,684,385
China Mengniu Dairy Co. Ltd.	12,451,000	44,655,873
China Merchants Bank Co. Ltd., Class A	5,266,089	25,764,677
China Merchants Bank Co. Ltd., Class H	17,676,967	83,359,986
China Merchants Energy Shipping Co. Ltd., Class A	2,359,757	1,708,159
China Merchants Port Holdings Co. Ltd.	6,530,000	9,602,633
China Merchants Securities Co. Ltd., Class A	1,972,984	4,981,713
China Merchants Shekou Industrial Zone Holdings Co. Ltd., Class A	1,895,190	4,701,238
China Minsheng Banking Corp. Ltd., Class A	12,232,255	10,009,513
China Minsheng Banking Corp. Ltd., Class H	26,900,548	18,156,804
China Mobile Ltd.	27,453,000	215,944,835
China Molybdenum Co. Ltd., Class A	5,967,098	3,474,305
China Molybdenum Co. Ltd., Class H(b)	16,545,000	6,178,063
China National Building Material Co. Ltd., Class H	17,380,000	20,094,033
China National Chemical Engineering Co. Ltd., Class A	4,318,867	4,294,030
China National Nuclear Power Co. Ltd., Class A	5,038,800	3,308,645
China National Software & Service Co. Ltd., Class A	159,599	1,945,956
China Northern Rare Earth Group High-Tech Co. Ltd., Class A	1,588,554	2,068,015
China Oilfield Services Ltd., Class H	7,482,000	9,600,862
China Overseas Land & Investment Ltd.	17,192,960	57,691,905
China Pacific Insurance Group Co. Ltd., Class A	1,673,148	7,633,071
China Pacific Insurance Group Co. Ltd., Class H	11,768,200	38,733,786
China Petroleum & Chemical Corp., Class A	7,100,689	4,672,709
China Petroleum & Chemical Corp., Class H	114,172,800	58,895,382
China Power International Development Ltd.	20,530,000	3,819,878
China Railway Construction Corp. Ltd., Class A	3,429,120	4,660,330
China Railway Construction Corp. Ltd., Class H	8,511,500	9,742,345
China Railway Group Ltd., Class A	5,958,800	4,577,660
China Railway Group Ltd., Class H	16,653,000	9,402,378
China Railway Signal & Communication Corp. Ltd., Class H(c)	7,064,000	3,625,795
China Reinsurance Group Corp., Class H	24,543,000	3,338,305
China Resources Beer Holdings Co. Ltd.	6,612,000	30,628,984

S c h e d u l e o f I n v e s t m e n t s	11

Consolidated Schedule of Investments (unaudited) (continued)	iShares® MSCI Emerging Markets ETF
February 29, 2020	(Percentages shown are based on Net Assets)

Security	Shares	Value

China (continued)
China Resources Cement Holdings Ltd.	11,136,000	$14,018,152
China Resources Gas Group Ltd.	4,036,000	20,146,207
China Resources Land Ltd.	13,455,333	62,070,591
China Resources Pharmaceutical Group Ltd.(c)	7,463,500	6,493,290
China Resources Power Holdings Co. Ltd.	8,692,999	10,340,509
China Resources Sanjiu Medical & Pharmaceutical Co. Ltd., Class A	532,371	2,498,036
China Shenhua Energy Co. Ltd., Class A	1,272,694	2,913,093
China Shenhua Energy Co. Ltd., Class H	15,278,000	26,505,484
China Shipbuilding Industry Co. Ltd., Class A	6,207,792	3,916,392
China Southern Airlines Co. Ltd., Class A	2,618,400	2,157,590
China Southern Airlines Co. Ltd., Class H(b)	7,416,000	3,911,146
China Spacesat Co. Ltd., Class A	333,300	1,621,632
China State Construction Engineering Corp. Ltd., Class A	10,044,471	7,716,347
China State Construction International Holdings Ltd.	9,262,000	7,499,403
China Taiping Insurance Holdings Co. Ltd.	7,360,260	15,035,877
China Telecom Corp. Ltd., Class H	62,564,000	23,522,564
China Tower Corp. Ltd., Class H(c)	187,604,000	45,498,433
China Traditional Chinese Medicine Holdings Co. Ltd.	10,640,000	5,597,808
China TransInfo Technology Co. Ltd., Class A	690,000	2,673,057
China Unicom Hong Kong Ltd.	27,658,000	21,826,717
China United Network Communications Ltd., Class A	8,139,298	6,380,841
China Vanke Co. Ltd., Class A	2,568,759	10,873,735
China Vanke Co. Ltd., Class H	6,437,431	24,781,431
China Yangtze Power Co. Ltd., Class A	5,719,915	13,935,245
China Zhongwang Holdings Ltd.	8,278,000	2,783,039
Chongqing Changan Automobile Co. Ltd., Class A	1,422,887	2,070,150
Chongqing Rural Commercial Bank Co. Ltd., Class H	11,664,000	5,268,448
Chongqing Zhifei Biological Products Co. Ltd., Class A	407,876	3,499,814
CIFI Holdings Group Co. Ltd.	12,516,000	9,555,976
CITIC Ltd.	26,280,000	29,169,837
CITIC Securities Co. Ltd., Class A	2,855,351	9,558,412
CITIC Securities Co. Ltd., Class H	8,599,000	18,382,962
CNOOC Ltd.	79,926,000	109,534,737
Contemporary Amperex Technology Co. Ltd., Class A	593,429	11,517,626
COSCO SHIPPING Energy Transportation Co. Ltd., Class H	5,996,000	2,338,987
COSCO SHIPPING Holdings Co. Ltd., Class A(a)	3,680,188	2,126,972
COSCO SHIPPING Holdings Co. Ltd., Class H(a)(b)	9,960,000	3,322,961
COSCO SHIPPING Ports Ltd.	8,318,000	5,539,605
Country Garden Holdings Co. Ltd.(b)	34,073,939	45,122,648
Country Garden Services Holdings Co. Ltd.	5,448,000	21,252,167
CRRC Corp. Ltd., Class A	7,356,337	6,735,223
CRRC Corp. Ltd., Class H	18,589,300	11,926,845
CSC Financial Co. Ltd., Class A	740,297	3,411,199
CSPC Pharmaceutical Group Ltd.	20,998,000	47,853,469
Dali Foods Group Co. Ltd.(c)	9,763,000	6,451,832
Daqin Railway Co. Ltd., Class A	4,008,455	4,059,950
Datang International Power Generation Co. Ltd., Class H	14,802,000	2,317,249
Dawning Information Industry Co. Ltd., Class A	371,942	2,403,986
DHC Software Co. Ltd., Class A	1,064,098	2,245,350
Security	Shares	Value

China (continued)
Dongfeng Motor Group Co. Ltd., Class H	12,338,000	$9,752,546
Dongxing Securities Co. Ltd., Class A	261,397	452,103
East Money Information Co. Ltd., Class A	1,747,343	4,336,986
ENN Energy Holdings Ltd.	3,538,600	39,209,053
Eve Energy Co. Ltd., Class A(a)	303,589	2,890,310
Everbright Securities Co. Ltd., Class A	1,924,549	3,270,814
Fangda Carbon New Material Co. Ltd., Class A(a)	455,096	655,606
Far East Horizon Ltd.	10,541,000	9,211,311
Fiberhome Telecommunication Technologies Co. Ltd., Class A	683,190	2,930,107
First Capital Securities Co. Ltd., Class A	2,048,000	2,229,590
Focus Media Information Technology Co. Ltd., Class A	4,162,878	3,180,133
Foshan Haitian Flavouring & Food Co. Ltd., Class A.	600,949	8,560,914
Fosun International Ltd.	11,808,000	15,045,899
Founder Securities Co. Ltd., Class A	2,983,587	3,124,354
Foxconn Industrial Internet Co. Ltd., Class A	1,107,597	2,706,326
Fuyao Glass Industry Group Co. Ltd., Class A	1,127,572	3,737,496
Fuyao Glass Industry Group Co. Ltd., Class H(c)	2,139,600	6,108,789
Ganfeng Lithium Co. Ltd., Class A	356,181	2,648,606
GCL System Integration Technology Co. Ltd., Class A(a)	2,051,200	1,619,785
GD Power Development Co. Ltd., Class A	14,713,700	4,420,298
GDS Holdings Ltd., ADR(a)(b)	276,896	16,051,661
Geely Automobile Holdings Ltd.	22,474,000	39,970,184
Gemdale Corp., Class A	1,938,530	3,965,692
Genscript Biotech Corp.(a)(b)	4,256,000	8,858,190
GF Securities Co. Ltd., Class A	1,809,494	3,753,492
GF Securities Co. Ltd., Class H	6,237,200	7,459,301
Gigadevice Semiconductor Beijing Inc., Class A	94,293	4,897,160
Glodon Co. Ltd., Class A	515,793	3,299,062
GoerTek Inc., Class A	1,002,000	3,192,261
GOME Retail Holdings Ltd.(a)(b)	47,810,200	4,907,983
Great Wall Motor Co. Ltd., Class H	13,973,000	10,112,564
Gree Electric Appliances Inc. of Zhuhai, Class A	745,810	6,316,264
Greenland Holdings Corp. Ltd., Class A	4,838,018	4,041,948
Greentown Service Group Co. Ltd.	5,208,000	6,509,123
Guangdong Haid Group Co. Ltd., Class A.	666,827	3,262,494
Guangdong Investment Ltd.	13,370,110	25,117,048
Guangzhou Automobile Group Co. Ltd., Class H	13,795,838	15,383,686
Guangzhou Baiyun International Airport Co. Ltd., Class A	789,391	1,748,129
Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., Class A	591,195	2,881,465
Guangzhou Kingmed Diagnostics Group Co. Ltd., Class A	192,284	1,488,714
Guangzhou R&F Properties Co. Ltd., Class H	5,331,200	8,263,888
Guosen Securities Co. Ltd., Class A	1,947,669	3,279,458
Guotai Junan Securities Co. Ltd., Class A	2,547,340	6,195,070
Guotai Junan Securities Co. Ltd., Class H(c)	2,675,000	4,469,174
Haidilao International Holding Ltd.(b)(c)	1,698,000	6,939,683
Haier Electronics Group Co. Ltd.	5,776,000	16,528,163
Haier Smart Home Co. Ltd., Class A	1,653,341	4,025,616
Haitian International Holdings Ltd.	3,152,000	6,180,194
Haitong Securities Co. Ltd., Class A	2,287,601	4,650,341
Haitong Securities Co. Ltd., Class H	12,949,600	13,908,310
Hangzhou Hikvision Digital Technology Co. Ltd., Class A	2,401,402	12,023,843
Hangzhou Robam Appliances Co. Ltd., Class A	478,764	2,124,583

12	2 0 2 0 I S h a r e s S e m i - A n n u a l R e p o r t t o S h a r e h o l d e r s

Consolidated Schedule of Investments (unaudited) (continued)	iShares® MSCI Emerging Markets ETF
February 29, 2020	(Percentages shown are based on Net Assets)

Security	Shares	Value

China (continued)
Hangzhou Tigermed Consulting Co. Ltd., Class A	266,500	$2,916,547
Hansoh Pharmaceutical Group Co. Ltd.(a)(c)	2,352,000	8,163,890
Henan Shuanghui Investment & Development Co. Ltd., Class A	851,100	4,139,710
Hengan International Group Co. Ltd.	3,261,000	24,207,319
Hengli Petrochemical Co. Ltd., Class A	1,670,391	3,560,531
Hengtong Optic-Electric Co. Ltd., Class A	1,193,555	2,812,202
Hengyi Petrochemical Co. Ltd., Class A	1,299,615	2,567,549
Hithink RoyalFlush Information Network Co. Ltd., Class A	167,300	2,955,549
Hua Hong Semiconductor Ltd.(b)(c)	2,024,000	4,404,827
Huadian Power International Corp. Ltd., Class H	8,396,000	2,531,820
Huadong Medicine Co. Ltd., Class A	666,205	1,839,398
Hualan Biological Engineering Inc., Class A	569,051	3,378,389
Huaneng Power International Inc., Class H	19,168,000	7,723,230
Huatai Securities Co. Ltd., Class A	1,948,317	5,170,278
Huatai Securities Co. Ltd., Class H(c)	7,037,000	12,226,404
Huaxia Bank Co. Ltd., Class A	4,458,180	4,432,541
Huaxin Cement Co. Ltd., Class A	556,506	1,941,744
Huayu Automotive Systems Co. Ltd., Class A	851,768	3,430,126
Huazhu Group Ltd., ADR(b)	593,026	20,014,628
Hubei Biocause Pharmaceutical Co. Ltd., Class A.	2,583,399	2,202,663
Hundsun Technologies Inc., Class A	238,594	3,283,219
Hutchison China MediTech Ltd., ADR(a)(b)	275,512	6,424,940
HUYA Inc., ADR(a)(b)	278,674	5,520,532
Iflytek Co. Ltd., Class A	633,575	3,497,705
Industrial & Commercial Bank of China Ltd., Class A	15,060,135	11,418,660
Industrial & Commercial Bank of China Ltd., Class H	288,839,085	197,549,396
Industrial Bank Co. Ltd., Class A	5,257,322	13,003,791
Industrial Securities Co. Ltd., Class A	3,769,851	3,726,599
Inner Mongolia BaoTou Steel Union Co. Ltd., Class A	17,725,600	2,966,861
Inner Mongolia Yili Industrial Group Co. Ltd., Class A	1,495,699	6,185,897
Inner Mongolia Yitai Coal Co. Ltd., Class B	5,165,817	3,543,750
Innovent Biologics Inc.(a)(c)	3,313,500	15,136,641
Inspur Electronic Information Industry Co. Ltd., Class A	406,113	2,442,999
iQIYI Inc., ADR(a)(b)	567,858	12,737,055
Jafron Biomedical Co. Ltd., Class A	188,409	2,434,423
JD.com Inc., ADR(a)	3,290,838	126,730,171
Jiangsu Expressway Co. Ltd., Class H	5,846,000	6,758,902
Jiangsu Hengli Hydraulic Co. Ltd., Class A	343,200	2,847,644
Jiangsu Hengrui Medicine Co. Ltd., Class A	1,208,765	14,541,079
Jiangsu King’s Luck Brewery JSC Ltd., Class A	536,813	2,265,455
Jiangsu Yanghe Brewery Joint-Stock Co. Ltd., Class A	377,350	5,256,837
Jiangsu Zhongnan Construction Group Co. Ltd., Class A	1,721,687	2,044,291
Jiangxi Copper Co. Ltd., Class A	136,500	267,329
Jiangxi Copper Co. Ltd., Class H	6,825,000	8,004,632
Jiangxi Zhengbang Technology Co. Ltd., Class A	790,324	1,709,493
Jinke Properties Group Co. Ltd., Class A	2,477,882	2,669,230
Jonjee Hi-Tech Industrial And Commercial Holding Co. Ltd., Class A	352,325	1,905,222
JOYY Inc.(a)(b)	260,732	14,071,706
Juewei Food Co. Ltd., Class A	364,614	2,118,769
Kaisa Group Holdings Ltd.	11,214,000	4,978,852
Security	Shares	Value

China (continued)
Kingboard Holdings Ltd.	3,153,500	$8,335,902
Kingboard Laminates Holdings Ltd.	4,973,000	4,958,291
Kingdee International Software Group Co. Ltd.(b)	10,524,000	13,463,827
Kingsoft Corp. Ltd.(a)	3,739,000	12,090,619
Kunlun Energy Co. Ltd.	15,282,000	10,667,721
Kweichow Moutai Co. Ltd., Class A	341,187	51,591,465
KWG Group Holdings Ltd.	5,802,000	8,502,299
Lee & Man Paper Manufacturing Ltd.	6,155,000	4,802,022
Legend Holdings Corp., Class H(c)	1,808,700	3,110,025
Lenovo Group Ltd.(b)	32,334,000	19,957,082
Lens Technology Co. Ltd., Class A	858,300	2,390,647
Lepu Medical Technology Beijing Co. Ltd., Class A	569,835	2,796,106
Li Ning Co. Ltd.	8,849,000	23,277,728
Lingyi iTech Guangdong Co., Class A(a)	1,655,680	2,683,593
Logan Property Holdings Co. Ltd.	6,276,000	10,710,928
Longfor Group Holdings Ltd.(b)(c)	8,044,500	37,213,187
LONGi Green Energy Technology Co. Ltd., Class A	988,541	4,341,537
Luckin Coffee Inc., ADR(a)	274,131	10,844,622
Luxshare Precision Industry Co. Ltd., Class A.	1,417,448	9,692,715
Luye Pharma Group Ltd.(b)(c)	5,346,000	3,258,480
Luzhou Laojiao Co. Ltd., Class A	409,639	4,383,422
Maanshan Iron & Steel Co. Ltd., Class A	7,699,700	3,051,153
Maanshan Iron & Steel Co. Ltd., Class H	2,498,000	913,545
Mango Excellent Media Co. Ltd., Class A(a)	522,100	3,291,601
Meinian Onehealth Healthcare Holdings Co. Ltd., Class A	1,246,280	2,348,074
Meituan Dianping, Class B(a)	4,532,500	57,521,028
Metallurgical Corp. of China Ltd., Class A	8,835,690	3,438,110
Metallurgical Corp. of China Ltd., Class H	9,372,000	1,815,941
Momo Inc., ADR	673,139	18,928,669
Muyuan Foodstuff Co. Ltd., Class A	586,050	9,767,221
Nanjing King-Friend Biochemical Pharmaceutical Co. Ltd., Class A	256,090	1,832,512
Nanjing Securities Co. Ltd., Class A	898,500	1,736,536
NARI Technology Co. Ltd., Class A	1,268,083	3,597,334
NAURA Technology Group Co. Ltd., Class A	144,600	3,061,750
NavInfo Co. Ltd., Class A	874,000	2,140,551
NetEase Inc., ADR	317,079	101,056,248
New China Life Insurance Co. Ltd., Class A	753,892	4,764,806
New China Life Insurance Co. Ltd., Class H	3,489,400	13,276,023
New Hope Liuhe Co. Ltd., Class A	1,164,197	4,030,438
New Oriental Education & Technology Group Inc., ADR(a)(b)	636,518	81,404,287
Nexteer Automotive Group Ltd.	4,154,000	3,059,644
Nine Dragons Paper Holdings Ltd.(b)	7,489,000	8,841,057
Ninestar Corp., Class A	388,600	2,311,520
Ningbo Joyson Electronic Corp., Class A(a)	351,700	1,321,730
Ningbo Zhoushan Port Co. Ltd., Class A	707,300	332,897
NIO Inc., ADR(a)(b)	2,937,932	12,133,659
Noah Holdings Ltd.(a)(b)	154,089	4,373,046
OFILM Group Co. Ltd., Class A(a)	864,465	2,287,861
Orient Securities Co. Ltd., Class A	1,814,386	2,587,827
Oriental Pearl Group Co. Ltd., Class A	212,800	309,297
Ovctek China Inc., Class A	212,400	1,713,736
People’s Insurance Co. Group of China Ltd. (The), Class A	1,399,400	1,355,317
People’s Insurance Co. Group of China Ltd. (The), Class H	37,367,000	13,233,961
Perfect World Co. Ltd., Class A	436,000	3,184,144

S c h e d u l e o f I n v e s t m e n t s	13

Consolidated Schedule of Investments (unaudited) (continued)	iShares® MSCI Emerging Markets ETF
February 29, 2020	(Percentages shown are based on Net Assets)

Security	Shares	Value

China (continued)
PetroChina Co. Ltd., Class A	3,396,100	$2,463,195
PetroChina Co. Ltd., Class H	95,784,000	37,118,674
PICC Property & Casualty Co. Ltd., Class H	30,845,192	31,941,371
Pinduoduo Inc., ADR(a)(b)	863,144	30,883,292
Ping An Bank Co. Ltd., Class A	5,047,867	10,470,955
Ping An Healthcare and Technology Co. Ltd.(a)(c)	1,456,000	14,227,344
Ping An Insurance Group Co. of China Ltd., Class A	2,662,684	29,604,847
Ping An Insurance Group Co. of China Ltd., Class H	25,249,500	280,746,200
Poly Developments and Holdings Group Co. Ltd., Class A	3,140,784	7,274,369
Postal Savings Bank of China Co. Ltd., Class H(c)	35,695,000	22,535,387
Power Construction Corp. of China Ltd., Class A	4,698,400	2,856,599
RiseSun Real Estate Development Co. Ltd., Class A	2,423,200	2,967,382
Rongsheng Petro Chemical Co. Ltd., Class A	1,879,872	2,783,422
SAIC Motor Corp. Ltd., Class A	1,922,406	6,108,071
Sanan Optoelectronics Co. Ltd., Class A	1,175,200	4,144,185
Sangfor Technologies Inc., Class A	107,300	3,057,732
Sany Heavy Industry Co. Ltd., Class A	2,317,152	5,777,797
SDIC Capital Co. Ltd., Class A	1,328,300	2,462,700
SDIC Power Holdings Co. Ltd., Class A	2,121,790	2,294,746
Seazen Group Ltd(b)	9,244,000	9,501,343
Seazen Holdings Co. Ltd., Class A	612,973	2,814,860
Semiconductor Manufacturing International Corp.(a)(b)	13,534,499	26,224,769
SF Holding Co. Ltd., Class A	574,900	4,025,830
Shaanxi Coal Industry Co. Ltd., Class A	2,543,370	2,874,399
Shandong Gold Mining Co. Ltd., Class A	753,540	3,656,559
Shandong Weigao Group Medical Polymer Co. Ltd., Class H	9,332,000	12,022,671
Shanghai Baosight Software Co. Ltd., Class A	328,330	2,131,970
Shanghai Construction Group Co. Ltd., Class A	7,083,495	3,394,711
Shanghai Electric Group Co. Ltd., Class A	404,500	259,822
Shanghai Electric Group Co. Ltd., Class H	15,836,000	4,470,547
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class A	893,800	3,437,004
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class H	2,090,500	5,888,128
Shanghai Industrial Holdings Ltd.	2,686,000	4,742,605
Shanghai International Airport Co. Ltd., Class A	279,098	2,623,606
Shanghai International Port Group Co. Ltd., Class A	3,954,899	2,568,631
Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd., Class B	5,264,406	4,169,410
Shanghai M&G Stationery Inc., Class A	385,337	2,447,564
Shanghai Pharmaceuticals Holding Co. Ltd., Class A	100	267
Shanghai Pharmaceuticals Holding Co. Ltd., Class H	4,310,400	7,887,323
Shanghai Pudong Development Bank Co. Ltd., Class A	7,271,696	11,286,931
Shanghai RAAS Blood Products Co. Ltd., Class A(a)	1,454,800	1,895,973
Shanxi Meijin Energy Co. Ltd., Class A(a)	1,354,700	1,616,291
Shanxi Xinghuacun Fen Wine Factory Co. Ltd., Class A	243,100	2,999,539
Shengyi Technology Co. Ltd., Class A	717,100	3,164,793
Shennan Circuits Co. Ltd., Class A	107,000	3,177,457
Security	Shares	Value

China (continued)
Shenwan Hongyuan Group Co. Ltd., Class A	8,029,040	$5,375,512
Shenzhen Expressway Co. Ltd., Class H	1,878,000	2,272,479
Shenzhen Goodix Technology Co. Ltd., Class A	108,200	4,796,265
Shenzhen Inovance Technology Co. Ltd., Class A	823,600	3,335,543
Shenzhen International Holdings Ltd.	4,527,000	8,667,061
Shenzhen Investment Ltd.	13,592,000	4,569,590
Shenzhen Kangtai Biological Products Co. Ltd., Class A	209,386	3,325,817
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	165,232	5,649,402
Shenzhen Overseas Chinese Town Co. Ltd., Class A	4,347,900	4,061,656
Shenzhen Sunway Communication Co. Ltd., Class A(a)	349,740	2,498,143
Shenzhou International Group Holdings Ltd.	3,410,500	41,903,411
Shimao Property Holdings Ltd.	5,203,500	18,629,118
Shui On Land Ltd.	17,776,500	3,535,660
Sichuan Chuantou Energy Co. Ltd., Class A	2,645,560	3,462,973
Sichuan Kelun Pharmaceutical Co. Ltd., Class A	613,500	2,014,223
Sichuan Swellfun Co. Ltd., Class A	191,393	1,231,561
SINA Corp.(a)(b)	280,501	9,186,408
Sino Biopharmaceutical Ltd.(b)	31,099,500	45,014,771
Sino-Ocean Group Holding Ltd.	14,567,000	5,289,920
Sinopec Engineering Group Co. Ltd., Class H	6,540,500	3,239,596
Sinopec Shanghai Petrochemical Co. Ltd., Class H	17,589,000	4,491,452
Sinopharm Group Co. Ltd., Class H	5,736,800	17,704,242
Sinotrans Ltd., Class H	10,038,000	2,833,756
Sinotruk Hong Kong Ltd.	3,175,500	6,071,429
SOHO China Ltd.	10,201,500	3,691,524
Songcheng Performance Development Co. Ltd., Class A	700,663	2,764,483
Spring Airlines Co. Ltd., Class A	557,573	2,839,632
SSY Group Ltd.	7,142,000	5,984,468
Sun Art Retail Group Ltd.	10,934,000	13,974,328
Sunac China Holdings Ltd.	10,959,000	59,765,753
Suning.com Co. Ltd., Class A	2,866,738	3,805,804
Sunny Optical Technology Group Co. Ltd.	3,189,500	49,604,122
Suzhou Dongshan Precision Manufacturing Co. Ltd., Class A	530,100	2,146,123
TAL Education Group, ADR(a)(b)	1,722,064	93,663,061
TCL Technology Group Corp., Class A	4,785,055	4,025,081
Tencent Holdings Ltd.	25,623,700	1,269,175,509
Tencent Music Entertainment Group, ADR(a)(b)	418,684	5,078,637
Tianjin Zhonghuan Semiconductor Co. Ltd., Class A	905,593	2,277,521
Tianma Microelectronics Co. Ltd., Class A	865,579	2,006,006
Tianqi Lithium Corp., Class A	499,604	2,267,094
Tingyi Cayman Islands Holding Corp.	8,942,000	16,270,595
Tonghua Dongbao Pharmaceutical Co. Ltd., Class A	856,600	1,396,990
Tongwei Co. Ltd., Class A	1,204,784	2,973,094
Topchoice Medical Corp., Class A(a)	154,800	2,305,103
Topsports International Holdings Ltd.(c)	2,609,000	3,016,417
Towngas China Co. Ltd.	4,886,000	2,833,899
Transfar Zhilian Co. Ltd., Class A	1,538,198	1,368,715
TravelSky Technology Ltd., Class H	4,314,000	8,436,409
Trip.com Group Ltd., ADR(a)(b)	2,105,099	63,910,806
Tsingtao Brewery Co. Ltd., Class A	332,300	2,029,872
Tsingtao Brewery Co. Ltd., Class H	1,692,000	8,793,220

14	2 0 2 0 I S h a r e s S e m i - A n n u a l R e p o r t t o S h a r e h o l d e r s

Consolidated Schedule of Investments (unaudited) (continued)	iShares® MSCI Emerging Markets ETF
February 29, 2020	(Percentages shown are based on Net Assets)

Security	Shares	Value

China (continued)
Unigroup Guoxin Microelectronics Co. Ltd., Class A	243,000	$2,014,513
Uni-President China Holdings Ltd.	6,074,000	6,266,476
Unisplendour Corp. Ltd., Class A	601,763	3,910,056
Venustech Group Inc., Class A	448,703	2,669,674
Vipshop Holdings Ltd., ADR(a)(b)	1,968,594	25,257,061
Walvax Biotechnology Co. Ltd., Class A	614,494	2,514,167
Wanda Film Holding Co. Ltd., Class A(a)	398,452	923,425
Wanhua Chemical Group Co. Ltd., Class A	850,191	5,721,293
Want Want China Holdings Ltd.	22,918,000	17,703,769
Weibo Corp., ADR(a)(b)	248,365	10,466,101
Weichai Power Co. Ltd., Class A	1,720,444	3,526,932
Weichai Power Co. Ltd., Class H	8,721,800	17,168,171
Wens Foodstuffs Group Co. Ltd., Class A	1,367,575	6,364,226
Western Securities Co. Ltd., Class A	290,180	393,122
Wharf Holdings Ltd. (The)	4,487,000	9,465,650
Will Semiconductor Ltd., Class A	165,400	4,122,341
Wingtech Technology Co. Ltd., Class A(a)	84,200	1,678,772
Winning Health Technology Group Co. Ltd., Class A	688,565	2,533,532
Wuhan Guide Infrared Co. Ltd., Class A	257,200	1,745,157
Wuhu Sanqi Interactive Entertainment Network Technology Group Co. Ltd., Class A	659,788	3,195,963
Wuliangye Yibin Co. Ltd., Class A	1,049,903	18,113,688
WUS Printed Circuit Kunshan Co. Ltd., Class A	521,083	1,945,619
WuXi AppTec Co. Ltd., Class A	449,720	6,819,593
WuXi AppTec Co. Ltd., Class H(c)	665,980	9,819,147
Wuxi Biologics Cayman Inc.(a)(c)	3,213,000	47,001,110
Wuxi Lead Intelligent Equipment Co. Ltd., Class A	318,825	2,561,017
XCMG Construction Machinery Co. Ltd., Class A	4,373,569	3,297,289
Xiaomi Corp., Class B(a)(c)	44,197,800	71,233,261
Xinhu Zhongbao Co. Ltd., Class A	2,782,050	1,253,678
Xinjiang Goldwind Science & Technology Co. Ltd., Class A	1,947,793	2,931,359
Xinjiang Goldwind Science & Technology Co. Ltd., Class H	2,229,246	2,214,071
Xinyi Solar Holdings Ltd.	17,044,000	13,494,265
Yantai Jereh Oilfield Services Group Co. Ltd., Class A	419,098	2,074,446
Yanzhou Coal Mining Co. Ltd., Class H	8,638,800	6,551,390
Yealink Network Technology Corp. Ltd., Class A	201,187	3,001,601
Yifeng Pharmacy Chain Co. Ltd., Class A	177,685	2,076,745
Yihai International Holding Ltd.	2,146,000	14,360,732
Yonghui Superstores Co. Ltd., Class A	2,706,500	3,329,790
Yonyou Network Technology Co. Ltd., Class A	703,869	4,637,951
Yuexiu Property Co. Ltd.	31,884,000	6,505,227
Yum China Holdings Inc.	1,596,831	69,925,230
Yunda Holding Co. Ltd., Class A	659,665	2,791,464
Yunnan Baiyao Group Co. Ltd., Class A	364,945	4,108,255
Yunnan Energy New Material Co. Ltd., Class A	143,200	1,195,143
Yuzhou Properties Co. Ltd.	7,977,000	3,910,169
Zai Lab Ltd., ADR(a)	95,326	5,240,070
Zhangzhou Pientzehuang Pharmaceutical Co. Ltd., Class A	177,650	3,052,240
Zhaojin Mining Industry Co. Ltd., Class H	5,243,000	6,250,116
Zhejiang Chint Electrics Co. Ltd., Class A	958,686	3,698,859
Zhejiang Dahua Technology Co. Ltd., Class A	1,239,084	3,435,302
Zhejiang Expressway Co. Ltd., Class H	6,908,000	5,221,078
Zhejiang Huayou Cobalt Co. Ltd., Class A	346,494	1,873,195
Zhejiang Longsheng Group Co. Ltd., Class A	842,100	1,556,455
Security	Shares	Value

China (continued)
Zhejiang NHU Co. Ltd., Class A	950,278	$3,276,258
Zhejiang Sanhua Intelligent Controls Co. Ltd., Class A	1,047,398	2,978,781
Zhejiang Supor Co. Ltd., Class A	278,882	2,930,372
Zhejiang Wolwo Bio-Pharmaceutical Co. Ltd., Class A	205,947	1,272,180
Zhengzhou Yutong Bus Co. Ltd., Class A	1,169,867	2,523,761
Zhenro Properties Group Ltd.	5,943,000	3,866,395
ZhongAn Online P&C Insurance Co. Ltd., Class H(a)(b)(c)	1,407,900	5,925,680
Zhongji Innolight Co. Ltd., Class A	124,000	1,100,535
Zhongsheng Group Holdings Ltd.(b)	2,619,500	9,966,339
Zhuzhou CRRC Times Electric Co. Ltd., Class H	2,503,800	8,755,051
Zijin Mining Group Co. Ltd., Class A	5,854,500	3,484,124
Zijin Mining Group Co. Ltd., Class H	25,666,000	11,527,066
Zoomlion Heavy Industry Science and Technology Co. Ltd., Class A	1,881,168	1,690,042
Zoomlion Heavy Industry Science and Technology
Co. Ltd., Class H	5,601,400	4,643,245
ZTE Corp., Class A(a)	990,800	7,087,065
ZTE Corp., Class H(a)	3,507,800	14,516,338
ZTO Express Cayman Inc., ADR	1,417,189	33,247,254
		9,273,226,608
Colombia — 0.2%
Bancolombia SA	1,032,467	11,351,996
Ecopetrol SA	21,871,488	19,145,707
Grupo Argos SA	1,409,480	5,960,486
Grupo de Inversiones Suramericana SA	1,192,842	10,256,855
Interconexion Electrica SA ESP	1,990,575	10,438,136
		57,153,180
Czech Republic — 0.1%
CEZ AS	676,122	12,865,079
Komercni Banka AS	330,742	10,080,077
Moneta Money Bank AS(c)	2,195,036	7,238,660
		30,183,816
Egypt — 0.2%
Commercial International Bank Egypt SAE	6,543,975	34,560,728
Eastern Co. SAE	5,085,308	4,664,853
EISewedy Electric Co.	4,013,196	2,426,016
		41,651,597
Greece — 0.2%
Alpha Bank AE(a)	8,371,733	11,835,158
Eurobank Ergasias SA(a)	11,515,599	7,159,507
FF Group(a)(d)	246,892	2,712
Hellenic Telecommunications Organization SA	1,019,182	14,352,248
Jumbo SA	480,080	7,498,828
Motor Oil Hellas Corinth Refineries SA	272,395	4,428,340
National Bank of Greece SA(a)	2,456,642	5,395,646
OPAP SA	824,351	8,783,428
Titan Cement International SA(a)	217,361	3,051,354
		62,507,221
Hungary — 0.3%
MOL Hungarian Oil & Gas PLC	1,830,463	14,077,592
OTP Bank Nyrt	1,001,579	43,304,211
Richter Gedeon Nyrt	646,727	13,076,216
		70,458,019
India — 8.7%
Adani Ports & Special Economic Zone Ltd.	2,756,807	13,072,080

S c h e d u l e o f I n v e s t m e n t s	15

Consolidated Schedule of Investments (unaudited) (continued)	iShares® MSCI Emerging Markets ETF
February 29, 2020	(Percentages shown are based on Net Assets)

Security	Shares	Value

India (continued)
Ambuja Cements Ltd.	2,700,979	$7,674,310
Ashok Leyland Ltd.	5,334,660	5,167,045
Asian Paints Ltd.	1,285,103	32,016,502
Aurobindo Pharma Ltd.	1,205,098	8,441,155
Avenue Supermarts Ltd.(a)(c)	562,377	18,109,759
Axis Bank Ltd.	9,306,554	89,922,196
Bajaj Auto Ltd.	372,758	14,927,365
Bajaj Finance Ltd.	788,594	48,799,564
Bajaj Finserv Ltd.	171,809	21,547,100
Bandhan Bank Ltd.(c)	1,740,850	9,250,923
Berger Paints India Ltd.	941,090	7,388,015
Bharat Forge Ltd.	952,391	5,745,953
Bharat Petroleum Corp. Ltd.	2,915,912	17,226,578
Bharti Airtel Ltd.(a)	10,910,719	79,145,895
Bharti Infratel Ltd.	1,522,279	4,523,542
Bosch Ltd.	34,517	5,800,917
Britannia Industries Ltd.	260,556	10,723,711
Cipla Ltd.	1,568,762	8,740,766
Coal India Ltd.	5,549,858	12,950,374
Colgate-Palmolive India Ltd.	253,195	4,509,743
Container Corp. of India Ltd.	953,945	6,736,801
Dabur India Ltd.	2,406,206	16,540,947
Divi’s Laboratories Ltd.	364,042	10,628,306
DLF Ltd.	2,462,297	6,881,842
Dr. Reddy’s Laboratories Ltd.	519,033	21,051,879
Eicher Motors Ltd.	59,541	13,697,586
GAIL India Ltd.	7,108,128	10,282,864
Godrej Consumer Products Ltd.	1,610,139	12,505,392
Grasim Industries Ltd.	1,340,332	12,763,033
Havells India Ltd.	1,122,454	9,535,046
HCL Technologies Ltd.	4,838,050	35,822,386
HDFC Asset Management Co. Ltd.(c)	179,324	7,805,846
HDFC Life Insurance Co. Ltd.(c)	2,269,673	17,111,984
Hero MotoCorp Ltd.	433,421	12,322,327
Hindalco Industries Ltd.	5,366,991	11,594,054
Hindustan Petroleum Corp. Ltd.	2,753,845	7,538,325
Hindustan Unilever Ltd.	2,902,917	87,478,695
Housing Development Finance Corp. Ltd.	7,302,934	220,173,328
ICICI Bank Ltd.	21,288,033	146,679,245
ICICI Lombard General Insurance Co. Ltd.(c)	745,098	12,767,873
ICICI Prudential Life Insurance Co. Ltd.(c)	1,352,814	8,836,616
Indian Oil Corp. Ltd.	8,428,182	12,350,161
Info Edge India Ltd.	248,791	8,940,342
Infosys Ltd.	15,188,459	153,994,464
InterGlobe Aviation Ltd.(c)	419,010	7,548,189
ITC Ltd.	15,352,420	42,025,435
JSW Steel Ltd.	3,880,832	12,674,848
Larsen & Toubro Ltd.	2,085,712	34,321,367
LIC Housing Finance Ltd.	1,304,626	5,789,399
Lupin Ltd.	1,007,085	8,931,089
Mahindra & Mahindra Financial Services Ltd.	1,388,811	6,605,596
Mahindra & Mahindra Ltd.	3,322,946	21,044,826
Marico Ltd.	2,042,372	8,454,756
Maruti Suzuki India Ltd.	468,496	40,788,544
Motherson Sumi Systems Ltd.	4,214,504	6,053,048
Nestle India Ltd.	104,360	22,817,484
NTPC Ltd.	10,574,769	15,612,868
Oil & Natural Gas Corp. Ltd.	11,150,096	14,206,552
Page Industries Ltd.	25,197	7,732,242
Petronet LNG Ltd.	2,775,590	9,445,871
Security	Shares	Value

India (continued)
Pidilite Industries Ltd.	561,639	$11,775,605
Piramal Enterprises Ltd.	436,414	7,901,018
Power Grid Corp. of India Ltd.	8,091,214	20,349,262
REC Ltd.	3,150,065	5,141,894
Reliance Industries Ltd.	12,719,911	234,181,727
SBI Life Insurance Co. Ltd.(c)	1,491,468	18,401,678
Shree Cement Ltd.	38,203	12,001,224
Shriram Transport Finance Co. Ltd.	588,201	9,750,440
Siemens Ltd.	278,310	5,027,840
State Bank of India(a)	7,947,290	33,367,220
Sun Pharmaceutical Industries Ltd.	3,786,154	19,563,610
Tata Consultancy Services Ltd.	4,011,521	111,180,846
Tata Motors Ltd.(a)	7,181,134	12,831,361
Tata Power Co. Ltd. (The)	4,933,902	3,192,756
Tata Steel Ltd.	1,552,955	8,214,786
Tech Mahindra Ltd.	2,076,204	21,415,821
Titan Co. Ltd.	1,391,175	24,183,033
UltraTech Cement Ltd.	449,382	26,275,156
United Spirits Ltd.(a)	1,328,118	12,631,084
UPL Ltd.	2,406,761	17,331,814
Vedanta Ltd.	8,394,101	13,259,812
Wipro Ltd.	5,119,192	15,708,526
Zee Entertainment Enterprises Ltd.	3,792,247	12,574,701
		2,210,036,163
Indonesia — 1.8%
Ace Hardware Indonesia Tbk PT	13,926,900	1,470,587
Adaro Energy Tbk PT	66,265,200	5,334,470
Astra International Tbk PT	90,049,200	34,676,552
Bank Central Asia Tbk PT	43,788,500	95,985,246
Bank Mandiri Persero Tbk PT	83,248,900	42,211,936
Bank Negara Indonesia Persero Tbk PT	33,494,276	16,399,881
Bank Rakyat Indonesia Persero Tbk PT	247,173,410	72,183,766
Bank Tabungan Negara Persero Tbk PT	19,225,000	2,277,923
Barito Pacific Tbk PT(a)	120,650,600	8,283,035
Bukit Asam Tbk PT	13,597,100	2,122,844
Bumi Serpong Damai Tbk PT(a)	36,513,600	2,544,945
Charoen Pokphand Indonesia Tbk PT	33,257,445	13,212,576
Gudang Garam Tbk PT	2,187,600	7,776,100
Hanjaya Mandala Sampoerna Tbk PT	42,572,300	5,044,287
Indah Kiat Pulp & Paper Corp. Tbk PT	12,472,900	4,890,055
Indocement Tunggal Prakarsa Tbk PT	8,426,400	8,765,570
Indofood CBP Sukses Makmur Tbk PT	10,698,100	7,661,473
Indofood Sukses Makmur Tbk PT	20,083,000	9,098,414
Jasa Marga Persero Tbk PT	10,358,195	3,378,732
Kalbe Farma Tbk PT	98,638,915	8,387,487
Pabrik Kertas Tjiwi Kimia Tbk PT	6,403,900	2,678,055
Pakuwon Jati Tbk PT	81,378,500	3,006,141
Perusahaan Gas Negara Tbk PT	49,124,300	4,382,583
Semen Indonesia Persero Tbk PT	13,455,200	9,823,539
Telekomunikasi Indonesia Persero Tbk PT	221,598,000	53,903,260
Unilever Indonesia Tbk PT	33,713,700	16,037,359
United Tractors Tbk PT	7,665,353	8,868,783
XL Axiata Tbk PT(a)	12,568,100	2,268,784
		452,674,383
Malaysia — 1.8%
AirAsia Group Bhd	6,664,200	1,581,068
AMMB Holdings Bhd	7,747,675	6,801,043
Axiata Group Bhd	12,418,500	12,315,381
British American Tobacco Malaysia Bhd	16,900	49,878

16	2 0 2 0 I S h a r e s S e m i - A n n u a l R e p o r t t o S h a r e h o l d e r s

Consolidated Schedule of Investments (unaudited) (continued)	iShares® MSCI Emerging Markets ETF
February 29, 2020	(Percentages shown are based on Net Assets)

Security	Shares	Value

Malaysia (continued)
Carlsberg Brewery Malaysia Bhd	233,300	$1,762,342
CIMB Group Holdings Bhd	21,640,000	24,746,097
Dialog Group Bhd	16,498,912	13,073,871
DiGi.Com Bhd	13,928,000	13,746,259
Fraser & Neave Holdings Bhd	604,200	4,403,564
Gamuda Bhd	7,871,500	6,181,415
Genting Bhd	9,698,000	11,389,110
Genting Malaysia Bhd	13,446,300	9,219,409
Genting Plantations Bhd	1,351,500	3,212,819
HAP Seng Consolidated Bhd	2,781,000	5,911,687
Hartalega Holdings Bhd	6,786,000	9,981,779
Hong Leong Bank Bhd	2,979,400	10,814,904
Hong Leong Financial Group Bhd	1,051,900	3,818,285
IHH Healthcare Bhd	9,931,700	13,430,769
IJM Corp. Bhd	12,783,240	5,883,626
IOI Corp. Bhd	8,875,220	8,780,467
Kuala Lumpur Kepong Bhd	1,948,800	10,097,697
Malayan Banking Bhd	17,249,400	34,457,876
Malaysia Airports Holdings Bhd	4,787,800	7,485,552
Maxis Bhd(b)	10,463,200	13,479,283
MISC Bhd	5,108,300	9,198,576
Nestle Malaysia Bhd	307,300	10,425,599
Petronas Chemicals Group Bhd	10,955,700	14,035,772
Petronas Dagangan Bhd	1,078,900	5,846,281
Petronas Gas Bhd	3,027,300	11,936,827
PPB Group Bhd	2,739,160	11,762,466
Press Metal Aluminium Holdings Bhd(b)	6,684,000	7,389,665
Public Bank Bhd	13,951,930	56,602,136
QL Resources Bhd	2,627,000	5,085,722
RHB Bank Bhd	6,924,325	9,117,439
RHB Capital Bhd(a)(d)	3,214,200	8
Sime Darby Bhd	12,134,573	5,757,805
Sime Darby Plantation Bhd	9,577,673	11,270,524
Telekom Malaysia Bhd	5,079,800	4,459,136
Tenaga Nasional Bhd	14,055,550	40,349,266
Top Glove Corp. Bhd	6,918,900	9,258,030
Westports Holdings Bhd	4,317,100	3,523,327
YTL Corp. Bhd	13,984,189	2,803,473
		451,446,233
Mexico — 2.3%
Alfa SAB de CV, Class A	13,297,100	8,443,136
Alsea SAB de CV(a)	2,352,900	4,744,665
America Movil SAB de CV, Series L, NVS	149,709,100	117,368,486
Arca Continental SAB de CV	1,899,536	10,361,978
Cemex SAB de CV, CPO, NVS	67,286,373	21,549,042
Coca-Cola Femsa SAB de CV	2,334,793	12,853,067
El Puerto de Liverpool SAB de CV, Series C1, NVS(b)	868,965	4,029,989
Fibra Uno Administracion SA de CV	14,052,000	21,003,646
Fomento Economico Mexicano SAB de CV	8,628,300	69,391,642
Gruma SAB de CV, Series B	930,765	8,888,967
Grupo Aeroportuario del Pacifico SAB de CV, Series B	1,593,500	17,198,354
Grupo Aeroportuario del Sureste SAB de CV, Class B	929,245	15,250,292
Grupo Bimbo SAB de CV, Series A(b)	7,319,300	10,977,194
Grupo Carso SAB de CV, Series A1	2,181,841	5,954,834
Grupo Financiero Banorte SAB de CV, Class O	11,516,456	62,036,969
Grupo Financiero Inbursa SAB de CV, Class O(b)	10,534,300	11,238,573
Grupo Mexico SAB de CV, Series B	15,611,188	36,606,034
Security	Shares	Value

Mexico (continued)
Grupo Televisa SAB, CPO	10,798,800	$20,090,410
Industrias Penoles SAB de CV	637,333	5,712,543
Infraestructura Energetica Nova SAB de CV	2,376,300	10,277,514
Kimberly-Clark de Mexico SAB de CV, Class A	6,777,200	12,759,136
Megacable Holdings SAB de CV, CPO	1,360,860	4,530,128
Orbia Advance Corp. SAB de CV	4,693,634	9,125,753
Promotora y Operadora de Infraestructura SAB de CV	1,023,275	9,931,141
Wal-Mart de Mexico SAB de CV	23,149,200	64,548,574
		574,872,067
Pakistan — 0.0%
Habib Bank Ltd.	2,909,900	2,951,980
MCB Bank Ltd.	1,917,200	2,430,566
Oil & Gas Development Co. Ltd.	3,194,800	2,431,318
		7,813,864
Peru — 0.3%
Cia. de Minas Buenaventura SAA, ADR	981,954	10,948,787
Credicorp Ltd.	294,900	53,456,523
Southern Copper Corp.	371,572	12,503,398
		76,908,708
Philippines — 0.9%
Aboitiz Equity Ventures Inc.	9,356,010	7,828,030
Aboitiz Power Corp.	6,176,164	3,331,918
Altus San Nicolas Corp.	195,768	19,947
Ayala Corp.	1,262,646	16,410,063
Ayala Land Inc.	33,185,600	25,389,669
Bank of the Philippine Islands	4,176,564	6,071,278
BDO Unibank Inc.	8,922,421	24,329,897
Globe Telecom Inc.	157,180	5,485,497
GT Capital Holdings Inc.	446,822	6,232,279
International Container Terminal Services Inc.	4,297,540	8,936,523
JG Summit Holdings Inc.	13,117,424	17,369,811
Jollibee Foods Corp.	2,054,769	6,852,589
Manila Electric Co.	946,140	5,007,721
Megaworld Corp.	51,798,900	3,454,954
Metro Pacific Investments Corp.	66,576,500	4,009,610
Metropolitan Bank & Trust Co.	7,479,945	8,224,638
PLDT Inc.	400,898	7,785,954
Robinsons Land Corp.	9,374,606	3,917,197
Security Bank Corp.	1,025,260	3,105,447
SM Investments Corp.	1,124,497	21,497,250
SM Prime Holdings Inc.	45,472,225	34,165,497
Universal Robina Corp.	4,122,180	11,426,465
		230,852,234
Poland — 0.8%
Bank Millennium SA(a)	2,832,778	3,467,417
Bank Polska Kasa Opieki SA	745,565	16,648,374
CCC SA	134,383	2,452,344
CD Projekt SA	301,433	21,292,284
Cyfrowy Polsat SA	1,148,734	7,342,201
Dino Polska SA(a)(c)	218,640	7,863,432
Grupa Lotos SA	415,719	6,269,473
KGHM Polska Miedz SA(a)	635,205	11,364,639
LPP SA	5,837	10,215,157
mBank SA(a)	67,334	5,089,287
Orange Polska SA(a)	2,962,814	4,636,559
PGE Polska Grupa Energetyczna SA(a)	3,737,438	4,237,286
Polski Koncern Naftowy ORLEN SA	1,337,082	19,886,496
Polskie Gornictwo Naftowe i Gazownictwo SA	7,841,654	6,300,850

S c h e d u l e o f I n v e s t m e n t s	17

Consolidated Schedule of Investments (unaudited) (continued)	iShares® MSCI Emerging Markets ETF
February 29, 2020	(Percentages shown are based on Net Assets)

Security	Shares	Value

Poland (continued)
Powszechna Kasa Oszczednosci Bank Polski SA	3,866,735	$30,687,128
Powszechny Zaklad Ubezpieczen SA	2,662,845	23,469,669
Santander Bank Polska SA	160,348	10,199,934
		191,422,530
Qatar — 0.9%
Barwa Real Estate Co.	5,787,019	4,894,486
Commercial Bank PSQC (The)	9,387,325	11,589,132
Industries Qatar QSC	8,184,175	20,073,591
Masraf Al Rayan QSC	17,324,179	19,237,009
Mesaieed Petrochemical Holding Co.	19,863,368	9,592,165
Ooredoo QPSC	3,794,829	6,547,486
Qatar Electricity & Water Co. QSC	2,441,111	10,023,387
Qatar Fuel QSC	2,432,155	12,806,753
Qatar Insurance Co. SAQ	7,790,811	5,739,009
Qatar International Islamic Bank QSC	2,051,870	4,758,381
Qatar Islamic Bank SAQ	5,303,145	22,570,884
Qatar National Bank QPSC	20,261,545	104,146,320
		231,978,603
Russia — 3.5%
Alrosa PJSC	11,579,660	12,301,666
Gazprom PJSC	44,200,619	133,292,492
Gazprom PJSC, ADR	1,726,875	10,413,056
Inter RAO UES PJSC	162,109,000	12,553,798
LUKOIL PJSC	1,836,184	155,734,088
Magnit PJSC, GDR(e)	1,647,006	17,935,895
Magnitogorsk Iron & Steel Works PJSC	10,354,800	6,161,260
MMC Norilsk Nickel PJSC	282,038	84,989,129
Mobile TeleSystems PJSC, ADR	2,215,909	21,494,317
Moscow Exchange MICEX-RTS PJSC	6,072,120	8,952,763
Novatek PJSC, GDR(e)	407,375	58,376,838
Novolipetsk Steel PJSC	5,391,100	10,023,274
PhosAgro PJSC, GDR(e)	559,415	6,159,159
Polymetal International PLC	974,210	14,861,052
Polyus PJSC	119,438	15,043,501
Rosneft Oil Co. PJSC	5,008,197	30,064,087
Rosneft Oil Co. PJSC, GDR(e)	291,820	1,765,511
Sberbank of Russia PJSC	48,741,181	169,259,554
Severstal PJSC	940,545	11,401,309
Surgutneftegas PJSC	25,162,160	14,391,482
Surgutneftegas PJSC, ADR	689,300	3,929,010
Tatneft PJSC	6,817,058	68,130,002
VTB Bank PJSC	14,436,581,998	9,308,588
X5 Retail Group NV, GDR(e)	538,060	16,578,173
		893,120,004
Saudi Arabia — 2.5%
Advanced Petrochemical Co.	344,878	4,123,092
Al Rajhi Bank	5,546,667	91,520,375
Alinma Bank	3,551,503	22,019,981
Almarai Co. JSC	1,093,195	13,346,216
Arab National Bank	2,262,104	15,255,559
Bank AlBilad	1,560,713	9,967,928
Bank Al-Jazira	2,034,709	7,549,820
Banque Saudi Fransi	2,459,509	22,323,412
Bupa Arabia for Cooperative Insurance Co.	119,515	3,090,219
Co for Cooperative Insurance (The)(a)	240,232	4,405,694
Dar Al Arkan Real Estate Development Co.(a)	2,549,102	6,366,809
Emaar Economic City(a)	1,582,785	3,906,861
Etihad Etisalat Co.(a)	1,830,674	11,194,365
Jarir Marketing Co.	241,738	9,781,642
Security	Shares	Value

Saudi Arabia (continued)
National Commercial Bank	5,513,567	$65,107,562
National Industrialization Co.(a)	1,501,237	4,714,000
Rabigh Refining & Petrochemical Co.(a)	975,718	4,083,373
Riyad Bank	5,510,119	32,195,604
Sahara International Petrochemical Co.	1,509,934	6,278,814
Samba Financial Group	4,540,453	32,496,645
Saudi Airlines Catering Co.	125,477	3,050,381
Saudi Arabian Fertilizer Co.	732,118	13,114,309
Saudi Arabian Mining Co.(a)	1,896,305	19,258,755
Saudi Arabian Oil Co.(a)(c)	4,903,717	43,592,953
Saudi Basic Industries Corp.	3,479,178	72,987,154
Saudi British Bank (The)	2,970,085	22,326,109
Saudi Cement Co.	302,131	4,912,699
Saudi Electricity Co.	3,710,684	16,617,217
Saudi Industrial Investment Group	870,103	4,889,183
Saudi Kayan Petrochemical Co.(a)	3,616,490	8,541,144
Saudi Telecom Co.	1,831,041	40,315,604
Savola Group (The)(a)	1,129,775	10,073,564
Yanbu National Petrochemical Co.	1,042,823	13,759,760
		643,166,803
South Africa — 4.2%
Absa Group Ltd.	3,204,815	26,952,104
Anglo American Platinum Ltd.	242,891	16,170,706
AngloGold Ashanti Ltd.	1,858,857	32,821,709
Aspen Pharmacare Holdings Ltd.(a)	1,757,669	11,172,927
Bid Corp. Ltd.	1,511,068	26,715,402
Bidvest Group Ltd. (The)	1,280,218	14,648,269
Capitec Bank Holdings Ltd.	203,942	16,852,974
Clicks Group Ltd.	1,182,598	17,703,450
Discovery Ltd.	1,778,203	10,885,227
Exxaro Resources Ltd.	1,137,138	8,095,824
FirstRand Ltd.	14,869,322	52,099,102
Fortress REIT Ltd., Series A	5,367,700	5,510,495
Foschini Group Ltd. (The)	1,083,041	8,587,083
Gold Fields Ltd.	3,712,143	21,761,042
Growthpoint Properties Ltd.	13,450,259	15,047,806
Impala Platinum Holdings Ltd.(a)	3,539,217	28,043,314
Investec Ltd.	1,343,884	6,737,573
Kumba Iron Ore Ltd.	291,898	5,207,832
Liberty Holdings Ltd.	610,232	3,635,053
Life Healthcare Group Holdings Ltd.	6,402,929	9,076,396
Momentum Metropolitan Holdings	4,192,317	4,743,555
Mr. Price Group Ltd.	1,162,298	11,154,189
MTN Group Ltd.	7,569,633	35,462,731
MultiChoice Group Ltd.(a)	2,006,202	11,531,055
Naspers Ltd., Class N	1,974,093	298,776,149
Nedbank Group Ltd.	1,659,396	18,629,242
NEPI Rockcastle PLC	1,735,896	12,579,356
Northam Platinum Ltd.(a)	1,522,689	10,764,278
Old Mutual Ltd.	21,289,218	21,192,458
Pepkor Holdings Ltd.(c)	2,447,126	2,389,337
Pick n Pay Stores Ltd.	1,668,677	5,859,436
PSG Group Ltd.	691,330	8,200,247
Rand Merchant Investment Holdings Ltd.	3,535,830	5,589,810
Redefine Properties Ltd.	24,691,750	8,522,786
Reinet Investments SCA	672,212	13,774,973
Remgro Ltd.	2,364,504	24,048,606
RMB Holdings Ltd.	3,555,280	15,833,386
Sanlam Ltd.	8,339,485	34,446,794
Sasol Ltd.	2,507,822	29,635,070

18	2 0 2 0 I S h a r e s S e m i - A n n u a l R e p o r t t o S h a r e h o l d e r s

Consolidated Schedule of Investments (unaudited) (continued)	iShares® MSCI Emerging Markets ETF
February 29, 2020	(Percentages shown are based on Net Assets)

Security	Shares	Value

South Africa (continued)
Shoprite Holdings Ltd.	2,119,700	$15,107,317
Sibanye Stillwater Ltd.(a)(b)	10,622,238	21,249,203
SPAR Group Ltd. (The)	861,585	8,981,975
Standard Bank Group Ltd.	5,727,761	54,068,112
Telkom SA SOC Ltd.	1,281,205	2,124,008
Tiger Brands Ltd.	727,708	7,003,926
Vodacom Group Ltd.	2,851,305	19,877,483
Woolworths Holdings Ltd.	4,504,687	10,236,949
		1,049,506,719
South Korea — 10.7%
Amorepacific Corp.(a)(b)	142,109	18,838,657
AMOREPACIFIC Group(a)	131,068	6,690,997
BGF retail Co. Ltd.	36,570	4,561,840
BNK Financial Group Inc.	1,250,879	6,354,816
Celltrion Healthcare Co. Ltd.(a)(b)	238,927	12,748,019
Celltrion Inc.(a)(b)	422,277	59,108,349
Cheil Worldwide Inc.	322,330	5,135,517
CJ CheilJedang Corp.	37,333	7,500,413
CJ Corp.	63,999	4,242,009
CJ ENM Co. Ltd.	50,592	5,240,406
CJ Logistics Corp.(a)	40,871	4,492,613
Coway Co. Ltd.	227,488	12,905,659
Daelim Industrial Co. Ltd.(a)	123,751	7,387,359
Daewoo Engineering & Construction Co. Ltd.(a)	824,306	2,748,818
Daewoo Shipbuilding & Marine Engineering Co. Ltd.(a)	173,216	3,159,106
DB Insurance Co. Ltd.	222,958	7,949,017
Doosan Bobcat Inc.	224,070	5,239,677
E-MART Inc.	94,203	8,144,352
Fila Holdings Corp.(b)	221,703	7,009,794
GS Engineering & Construction Corp.	266,761	5,765,728
GS Holdings Corp.	229,609	7,798,577
GS Retail Co. Ltd.	123,564	3,596,531
Hana Financial Group Inc.	1,340,105	34,647,424
Hankook Tire & Technology Co. Ltd.	330,941	6,948,535
Hanmi Pharm Co. Ltd.(a)	29,456	6,330,190
Hanon Systems	843,096	7,323,724
Hanwha Corp.	179,889	2,969,761
Hanwha Life Insurance Co. Ltd.	1,520,472	2,065,689
Hanwha Solutions Corp.	473,118	6,953,608
HDC Holdings Co. Ltd.	1	8
HDC Hyundai Development Co-Engineering & Construction, Class E(b)	117,950	1,752,983
Helixmith Co. Ltd.(a)(b)	86,722	4,434,283
HLB Inc.(a)(b)	148,543	11,802,717
Hotel Shilla Co. Ltd.(b)	141,507	9,356,124
Hyundai Department Store Co. Ltd.	66,297	3,870,282
Hyundai Engineering & Construction Co. Ltd.	347,220	9,920,571
Hyundai Glovis Co. Ltd.	84,533	8,561,185
Hyundai Heavy Industries Holdings Co. Ltd.	43,766	9,747,800
Hyundai Marine & Fire Insurance Co. Ltd.	282,129	5,249,992
Hyundai Mobis Co. Ltd.	296,628	51,290,144
Hyundai Motor Co.	657,366	62,245,443
Hyundai Steel Co.	365,454	7,176,680
Industrial Bank of Korea(a)	1,121,674	8,783,137
Kakao Corp.	226,944	32,140,278
Kangwon Land Inc.(a)	536,256	10,067,218
KB Financial Group Inc.	1,763,765	56,492,761
KCC Corp.	22,366	3,066,232
Kia Motors Corp.	1,170,720	34,943,269
Security	Shares	Value

South Korea (continued)
KMW Co. Ltd.(a)(b)	115,437	$4,624,133
Korea Aerospace Industries Ltd.(a)	331,072	6,992,175
Korea Electric Power Corp.(a)	1,137,599	19,951,304
Korea Gas Corp.	122,236	2,828,186
Korea Investment Holdings Co. Ltd.(a)	188,079	9,725,287
Korea Shipbuilding & Offshore Engineering Co. Ltd.(a)	173,845	14,886,686
Korea Zinc Co. Ltd.(a)	38,901	13,276,628
Korean Air Lines Co. Ltd.(a)	207,187	3,804,257
KT&G Corp.	519,529	36,232,282
Kumho Petrochemical Co. Ltd.	83,184	4,061,598
LG Chem Ltd.	203,871	61,774,004
LG Corp.	424,080	23,569,699
LG Display Co. Ltd.(a)(b)	1,043,193	11,681,700
LG Electronics Inc.	468,876	23,318,329
LG Household & Health Care Ltd.	41,581	41,803,541
LG Innotek Co. Ltd.	64,193	6,871,215
LG Uplus Corp.	606,472	6,591,544
Lotte Chemical Corp.(b)	77,078	11,899,650
Lotte Corp.(b)	130,179	3,113,792
Lotte Shopping Co. Ltd.	51,407	4,029,598
Medy-Tox Inc.(b)	20,729	5,009,437
Meritz Securities Co. Ltd.(b)	1,365,757	3,907,786
Mirae Asset Daewoo Co. Ltd.(a)	1,776,266	9,272,562
NAVER Corp.	637,315	91,307,378
NCSoft Corp.	73,380	39,212,532
Netmarble Corp.(a)(b)(c)	116,919	8,529,455
NH Investment & Securities Co. Ltd.(a)	625,530	5,140,214
OCI Co. Ltd.(a)(b)	88,845	3,602,813
Orion Corp.	108,908	8,456,175
Ottogi Corp.	6,087	2,490,934
Pan Ocean Co. Ltd.(a)	1,222,831	3,760,621
Pearl Abyss Corp.(a)(b)	29,542	4,310,286
POSCO	348,287	56,064,313
POSCO Chemical Co. Ltd.(b)	109,351	4,943,079
Posco International Corp.	223,053	2,745,692
S-1 Corp.	79,314	5,368,144
Samsung Biologics Co. Ltd.(a)(c)	73,942	28,219,117
Samsung C&T Corp.	380,351	33,039,959
Samsung Card Co. Ltd.	134,734	3,738,605
Samsung Electro-Mechanics Co. Ltd.(b)	250,077	25,944,588
Samsung Electronics Co. Ltd.	21,369,985	953,687,268
Samsung Engineering Co. Ltd.(a)	699,610	8,122,273
Samsung Fire & Marine Insurance Co. Ltd.	136,901	22,318,977
Samsung Heavy Industries Co. Ltd.(a)(b)	1,972,622	9,469,235
Samsung Life Insurance Co. Ltd.	311,419	15,000,421
Samsung SDI Co. Ltd.	245,605	59,657,040
Samsung SDS Co. Ltd.	154,808	21,223,163
Samsung Securities Co. Ltd.	283,366	7,722,861
Shinhan Financial Group Co. Ltd.	2,069,463	55,038,003
Shinsegae Inc.	33,781	6,564,278
SK Holdings Co. Ltd.	155,971	24,657,416
SK Hynix Inc.	2,425,245	175,528,230
SK Innovation Co. Ltd.	244,905	22,786,550
SK Telecom Co. Ltd.	87,637	15,333,769
S-Oil Corp.	202,337	11,095,631
Woori Financial Group Inc.	2,345,486	18,559,177
Yuhan Corp.	42,887	7,556,870
		2,695,178,752

S c h e d u l e o f I n v e s t m e n t s	19

Consolidated Schedule of Investments (unaudited) (continued)	iShares® MSCI Emerging Markets ETF
February 29, 2020	(Percentages shown are based on Net Assets)

Security	Shares	Value

Spain — 0.0%
AmRest Holdings SE(a)	223,159	$2,266,852

Taiwan — 12.0%
Accton Technology Corp.	2,280,000	12,311,300
Acer Inc.(b)	13,187,121	7,120,640
Advantech Co. Ltd.	1,549,126	15,066,880
Airtac International Group	567,000	9,016,348
ASE Technology Holding Co. Ltd.	15,390,110	36,239,530
Asia Cement Corp.	9,676,077	14,172,427
Asustek Computer Inc.	3,113,968	21,185,205
AU Optronics Corp.(b)	38,724,000	12,149,408
Catcher Technology Co. Ltd.(b)	2,934,210	22,966,290
Cathay Financial Holding Co. Ltd.	34,539,710	45,684,882
Chailease Holding Co. Ltd.	5,324,991	20,224,045
Chang Hwa Commercial Bank Ltd.	25,129,244	19,253,900
Cheng Shin Rubber Industry Co. Ltd.	8,735,128	11,409,512
Chicony Electronics Co. Ltd.	2,667,998	7,357,382
China Airlines Ltd.	11,771,347	3,172,252
China Development Financial Holding Corp.	58,115,848	17,580,910
China Life Insurance Co. Ltd.(a)	12,017,490	9,584,781
China Steel Corp.	53,371,313	40,540,306
Chunghwa Telecom Co. Ltd.	16,816,410	59,980,260
Compal Electronics Inc.	17,151,908	10,451,054
CTBC Financial Holding Co. Ltd.	81,897,772	61,397,296
Delta Electronics Inc.(b)	8,672,000	40,095,774
E.Sun Financial Holding Co. Ltd.	46,430,170	44,544,872
Eclat Textile Co. Ltd.(b)	888,427	10,562,715
Eva Airways Corp.	10,167,109	4,046,093
Evergreen Marine Corp. Taiwan Ltd.(a)	10,840,810	4,135,186
Far Eastern New Century Corp.	14,260,038	13,304,251
Far EasTone Telecommunications Co. Ltd.	7,145,000	15,597,500
Feng TAY Enterprise Co. Ltd.	1,501,281	8,478,312
First Financial Holding Co. Ltd.	43,991,026	34,432,118
Formosa Chemicals & Fibre Corp.	15,768,090	42,805,760
Formosa Petrochemical Corp.(b)	5,565,000	15,824,122
Formosa Plastics Corp.	20,030,280	60,197,674
Formosa Taffeta Co. Ltd.	4,060,000	4,491,818
Foxconn Technology Co. Ltd.	4,166,637	8,187,549
Fubon Financial Holding Co. Ltd.	29,165,969	42,815,348
Giant Manufacturing Co. Ltd.	1,399,203	7,601,476
Globalwafers Co. Ltd.(b)	985,000	13,321,141
Highwealth Construction Corp.(b)	3,908,170	5,788,782
Hiwin Technologies Corp.	1,060,649	10,561,128
Hon Hai Precision Industry Co. Ltd.	55,574,873	147,382,298
Hotai Motor Co. Ltd.	1,386,000	28,700,012
Hua Nan Financial Holdings Co. Ltd.	35,787,615	25,470,140
Innolux Corp.(b)	37,185,002	9,701,663
Inventec Corp.	10,910,281	8,269,322
Largan Precision Co. Ltd.	457,000	66,860,747
Lite-On Technology Corp.	9,390,246	13,598,715
MediaTek Inc.	6,713,338	79,816,433
Mega Financial Holding Co. Ltd.	48,153,162	51,445,856
Micro-Star International Co. Ltd.	3,016,000	9,044,165
Nan Ya Plastics Corp.	23,271,160	52,337,918
Nanya Technology Corp.	5,393,000	13,767,694
Nien Made Enterprise Co. Ltd.	748,000	6,027,576
Novatek Microelectronics Corp.	2,546,000	16,438,283
Pegatron Corp.	8,653,414	17,918,693
Phison Electronics Corp.	680,535	7,495,448
Pou Chen Corp.	10,032,220	11,298,030
Security	Shares	Value

Taiwan (continued)
Powertech Technology Inc.	3,204,300	$10,794,055
President Chain Store Corp.	2,595,000	25,410,509
Quanta Computer Inc.(b)	11,750,000	24,059,182
Realtek Semiconductor Corp.(b)	2,141,637	15,914,012
Ruentex Development Co. Ltd.	2,662,458	3,609,502
Ruentex Industries Ltd.(b)	1,640,958	3,663,494
Shanghai Commercial & Savings Bank Ltd. (The)	14,989,318	24,900,104
Shin Kong Financial Holding Co. Ltd.	48,167,436	14,650,905
SinoPac Financial Holdings Co. Ltd.	48,430,626	20,792,884
Standard Foods Corp.	2,091,615	4,690,324
Synnex Technology International Corp.	5,924,834	7,357,247
Taishin Financial Holding Co. Ltd.	42,090,482	19,738,927
Taiwan Business Bank(b)	20,632,493	8,176,817
Taiwan Cement Corp.	21,753,898	30,353,942
Taiwan Cooperative Financial Holding Co. Ltd.	40,154,869	27,782,642
Taiwan High Speed Rail Corp.	8,875,000	10,112,040
Taiwan Mobile Co. Ltd.	7,248,600	25,135,917
Taiwan Semiconductor Manufacturing Co. Ltd.	110,179,000	1,149,839,462
Tatung Co. Ltd.(a)(b)	8,462,000	5,882,696
Uni-President Enterprises Corp.	21,608,839	52,238,875
United Microelectronics Corp.(b)	48,915,000	24,716,376
Vanguard International Semiconductor Corp.(b)	3,870,000	9,483,446
Walsin Technology Corp.(b)	1,416,000	9,960,799
Win Semiconductors Corp.(b)	1,501,000	13,557,803
Winbond Electronics Corp.	12,959,000	6,847,669
Wistron Corp.	12,450,940	11,122,969
Wiwynn Corp.	357,000	8,536,072
WPG Holdings Ltd.	7,158,449	9,172,801
Yageo Corp.(b)	1,169,861	15,840,519
Yuanta Financial Holding Co. Ltd.	44,128,635	27,981,631
Zhen Ding Technology Holding Ltd.	2,397,075	9,143,551
		3,040,696,392
Thailand — 2.2%
Advanced Info Service PCL, NVDR(b)	5,286,000	33,503,407
Airports of Thailand PCL, NVDR	18,846,400	35,686,021
B Grimm Power PCL, NVDR	3,238,100	4,643,449
Bangkok Bank PCL, Foreign	2,109,900	8,792,643
Bangkok Dusit Medical Services PCL, NVDR	42,138,300	29,645,706
Bangkok Expressway & Metro PCL, NVDR(b)	34,630,300	10,151,490
Banpu PCL, NVDR	20,253,700	4,557,163
Berli Jucker PCL, NVDR(b)	5,505,800	6,368,617
BTS Group Holdings PCL, NVDR	30,519,700	10,542,378
Bumrungrad Hospital PCL, NVDR	1,993,100	8,116,411
Central Pattana PCL, NVDR	10,332,500	17,354,540
Central Retail Corp. PCL, NVDR(a)	5,771,634	5,761,574
Charoen Pokphand Foods PCL, NVDR	17,541,200	14,870,135
CP ALL PCL, NVDR	25,938,500	54,047,104
Electricity Generating PCL, NVDR	1,293,200	11,188,198
Energy Absolute PCL, NVDR	7,608,500	9,403,628
Global Power Synergy PCL, NVDR	3,041,100	6,071,599
Gulf Energy Development PCL, NVDR	2,365,300	12,405,551
Home Product Center PCL, NVDR	26,708,914	10,834,229
Indorama Ventures PCL, NVDR(b)	7,689,980	6,336,222
Intouch Holdings PCL, NVDR	10,227,800	17,502,811
IRPC PCL, NVDR(b)	52,198,500	3,639,255
Kasikornbank PCL	5,287,900	20,025,481
Kasikornbank PCL, NVDR	2,611,100	9,846,962
Krung Thai Bank PCL, NVDR	15,844,300	7,029,637
Land & Houses PCL, NVDR	37,324,500	9,935,852
Minor International PCL, NVDR	12,539,320	10,927,945

20	2 0 2 0 I S h a r e s S e m i - A n n u a l R e p o r t t o S h a r e h o l d e r s

Consolidated Schedule of Investments (unaudited) (continued)	iShares® MSCI Emerging Markets ETF
February 29, 2020	(Percentages shown are based on Net Assets)

Security	Shares	Value

Thailand (continued)
Muangthai Capital PCL, NVDR	2,837,800	$5,171,082
Osotspa PCL, NVDR	2,901,800	3,839,333
PTT Exploration & Production PCL, NVDR	6,183,939	20,773,175
PTT Global Chemical PCL, NVDR	10,186,730	13,316,514
PTT PCL, NVDR	50,865,400	62,866,443
Ratch Group PCL, NVDR	3,313,700	6,195,795
Siam Cement PCL (The), NVDR	3,436,900	33,764,506
Siam Commercial Bank PCL(The), NVDR	3,739,500	10,339,768
Srisawad Corp PCL, NVDR	2,931,400	6,247,398
Thai Oil PCL, NVDR	5,167,000	7,082,008
Thai Union Group PCL, NVDR	15,302,800	7,419,833
TMB Bank PCL, NVDR(b)	93,738,863	3,238,008
Total Access Communication PCL, NVDR(b)	3,172,300	3,669,433
True Corp. PCL, NVDR(b)	53,307,801	5,608,680
		568,719,984
Turkey — 0.5%
Akbank T.A.S.(a)	12,571,098	13,598,532
Anadolu Efes Biracilik Ve Malt Sanayii AS	956,937	3,359,635
Arcelik AS(a)	877,051	2,607,610
Aselsan Elektronik Sanayi Ve Ticaret AS	1,504,741	6,621,655
BIM Birlesik Magazalar AS	1,918,359	14,747,044
Enka Insaat ve Sanayi AS	2	2
Eregli Demir ve Celik Fabrikalari TAS	6,339,400	8,369,012
Ford Otomotiv Sanayi AS	307,862	3,842,579
Haci Omer Sabanci Holding AS	4,066,083	5,537,043
KOC Holding AS	3,328,909	9,162,257
TAV Havalimanlari Holding AS	811,949	2,645,323
Tupras Turkiye Petrol Rafinerileri AS	555,975	9,012,324
Turk Hava Yollari AO(a)(b)	2,363,617	4,444,133
Turkcell Iletisim Hizmetleri AS	4,926,372	10,910,267
Turkiye Garanti Bankasi AS(a)	10,175,721	15,468,952
Turkiye Is Bankasi AS, Class C(a)	6,916,809	6,319,955
		116,646,323
United Arab Emirates — 0.6%
Abu Dhabi Commercial Bank PJSC	12,524,837	24,313,781
Aldar Properties PJSC	17,055,190	9,844,266
DP World PLC	749,508	12,179,505
Dubai Islamic Bank PJSC	7,926,848	11,654,273
Emaar Malls PJSC	10,928,438	4,790,434
Emaar Properties PJSC	15,909,786	15,160,841
Emirates Telecommunications Group Co. PJSC	7,868,520	33,848,625
First Abu Dhabi Bank PJSC	12,195,078	47,546,494
		159,338,219
Total Common Stocks — 96.8%
(Cost: $22,257,637,287)		24,478,805,075

Preferred Stocks

Brazil — 2.1%
Banco Bradesco SA, Preference Shares, NVS	17,796,915	120,430,400
Braskem SA, Class A, Preference Shares, NVS	853,800	5,088,755
Centrais Eletricas Brasileiras SA, Class B, Preference Shares, NVS	1,129,737	8,976,998
Cia. Brasileira de Distribuicao, Preference Shares, NVS	715,086	11,429,267
Cia. Energetica de Minas Gerais, Preference Shares, NVS	4,125,610	12,765,510
Gerdau SA, Preference Shares, NVS	4,850,485	18,201,481
Security	Shares	Value

Brazil (continued)
Itau Unibanco Holding SA, Preference Shares, NVS	21,519,379	$152,631,549
Itausa-Investimentos Itau SA, Preference Shares, NVS	19,743,992	52,558,453
Lojas Americanas SA, Preference Shares, NVS	3,403,429	20,066,098
Petroleo Brasileiro SA, Preference Shares, NVS	18,752,427	105,324,327
Telefonica Brasil SA, Preference Shares, NVS	1,996,867	23,626,115
		531,098,953
Chile — 0.1%
Embotelladora Andina SA, Class B, Preference Shares	1,447,232	3,484,309
Sociedad Quimica y Minera de Chile SA, Series B, Preference Shares	518,896	13,571,895
		17,056,204
Colombia — 0.1%
Bancolombia SA, Preference Shares, NVS	2,027,985	24,058,688
Grupo Aval Acciones y Valores SA, Preference Shares, NVS	16,504,430	6,746,833
		30,805,521
Russia — 0.1%
Surgutneftegas PJSC, Preference Shares, NVS	31,219,300	15,224,055
Transneft PJSC, Preference Shares, NVS	2,232	5,043,589
		20,267,644
South Korea — 0.6%
Amorepacific Corp., Preference Shares, NVS	44,477	2,688,029
Hyundai Motor Co.
Preference Shares, NVS	110,331	6,023,010
Series 2, Preference Shares, NVS	174,085	10,736,078
LG Chem Ltd., Preference Shares, NVS	36,707	5,651,880
LG Household & Health Care Ltd., Preference Shares, NVS	9,994	6,031,784
Samsung Electronics Co. Ltd., Preference Shares, NVS	3,580,662	134,293,252
		165,424,033
Total Preferred Stocks — 3.0%
(Cost: $515,682,179)		764,652,355

Rights

China — 0.0%

Legend Holdings Corp. Class H, (Expires 04/16/20)(a)	188,246	0	(f)
South Korea — 0.0%
HDC Hyundai Development Co., (Expires 06/03/20)(a)	64,888	0	(f)
Total Rights — 0.0%
(Cost: $0)		0	(f)

Warrants

Thailand — 0.0%
BTS Group Holdings PCL (Expires 02/16/21)(a)	3,207,030	87,405
Total Warrants — 0.0%
(Cost: $0)		87,405

S c h e d u l e o f I n v e s t m e n t s	21

Consolidated Schedule of Investments (unaudited) (continued)	iShares® MSCI Emerging Markets ETF
February 29, 2020	(Percentages shown are based on Net Assets)

Security	Shares	Value

Short-Term Investments
Money Market Funds — 2.5%
BlackRock Cash Funds: Institutional, SL Agency Shares, 1.74%(g)(h)(i)	629,117,607	$629,557,990
Total Short-Term Investments — 2.5%
(Cost: $629,228,157)		629,557,990
Total Investments in Securities — 102.3%
(Cost: $23,402,547,623)		25,873,102,825
Other Assets, Less Liabilities — (2.3)%		(581,279,695)
Net Assets — 100.0%		$25,291,823,130

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.

(c)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(f)	Rounds to less than $1.
(g)	Affiliate of the Fund.
(h)	Annualized 7-day yield as of period-end.
(i)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the six months ended February 29, 2020, for purposes of Section 2(a)(3) of the 1940Act, were as follows:

Affiliated Issuer	Shares Held at 08/31/19	Net Activity	Shares Held at 02/29/20	Value at 02/29/20	Income		Net Realized Gain (Loss)	(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	639,656,107	(10,538,500)	629,117,607	$629,557,990	$7,078,272	(b)	$86,235		$36,232
BlackRock Cash Funds: Treasury, SL Agency Shares	50,332,000	(50,332,000)	—	—	375,543		—		—
				$629,557,990	$7,453,815		$86,235		$36,232

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)	Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Futures Contracts

				Value/
			Notional	Unrealized
	Number of	Expiration	Amount	Appreciation
Description	Contracts	Date	(000)	(Depreciation)
Long Contracts
MSCI Emerging Markets E-Mini	1,133	03/20/20	$57,149	$(4,325,050)

Derivative Financial Instruments Categorized by Risk Exposure

As of February 29, 2020, the fair values of derivative financial instruments located in the Consolidated Statements of Assets and Liabilities were as follows:

Equity
Contracts
Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$4,325,050

(a)	Net cumulative appreciation (depreciation) on futures contracts are reported in the Consolidated Schedule of Investments. In the Consolidated Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

22	2 0 2 0 I S h a r e s S e m i - A n n u a l R e p o r t t o S h a r e h o l d e r s

Consolidated Schedule of Investments (unaudited) (continued)	iShares® MSCI Emerging Markets ETF
February 29, 2020

For the six months ended February 29, 2020, the effect of derivative financial instruments in the Consolidated Statements of Operations was as follows:

Equity
Contracts
Net Realized Gain (Loss) from:
Futures contracts	$561,248
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$(2,176,681)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$48,259,507

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Consolidated Financial Statements.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Consolidated Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of February 29, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Consolidated Schedule of Investments above.

	Level 1	Level 2		Level 3	Total
Investments
Assets
Common Stocks	$24,478,771,623	$19,947		$13,505	$24,478,805,075
Preferred Stocks	764,652,355	—		—	764,652,355
Rights	—	0	(a)	—	0	(a)
Warrants	87,405	—		—	87,405
Money Market Funds	629,557,990	—		—	629,557,990
	$25,873,069,373	$19,947		$13,505	$25,873,102,825
Derivative financial instruments(b)
Liabilities
Futures Contracts	$(4,325,050)	$—		$—	$(4,325,050)

(a)	Rounds to less than $1.

(b)	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

S c h e d u l e o f I n v e s t m e n t s	23

Statements of Assets and Liabilities (unaudited)

February 29, 2020

	iShares Currency Hedged MSCI Emerging Markets ETF	iShares MSCI Emerging Markets ETF (Consolidated)

ASSETS
Investments in securities, at value (including securities on loan)(a):
Unaffiliated(b)	$—	$25,243,544,835
Affiliated(c)	236,957,594	629,557,990
Cash	345	42,267,038
Foreign currency, at value(d)	97	35,815,638
Cash pledged:
Futures contracts	—	2,976,000
Receivables:
Investments sold	—	422,291,552
Securities lending income — Affiliated	1,359	917,182
Capital shares sold	47,612	—
Dividends	826	61,014,863
Tax reclaims	—	373,468
Unrealized appreciation on:
Forward foreign currency exchange contracts	3,078,768	—
Other assets	—	1,929,971
Total assets	240,086,601	26,440,688,537

LIABILITIES
Cash received:
Collateral — forward foreign currency exchange contracts	1,900,000	—
Collateral on securities loaned, at value	62,250,000	628,506,851
Deferred foreign capital gain tax	—	15,436,071
Payables:
Investments purchased	1,750,118	139,045,583
Variation margin on futures contracts	—	203,975
Bank borrowings	—	3,424,469
Capital shares redeemed	—	346,496,332
Investment advisory fees	—	15,619,041
Foreign taxes	—	133,085
Unrealized depreciation on:
Forward foreign currency exchange contracts	1,102,292	—
Total liabilities	67,002,410	1,148,865,407

NET ASSETS	$173,084,191	$25,291,823,130

NET ASSETS CONSIST OF:
Paid-in capital	$187,113,027	$34,464,490,962
Accumulated loss	(14,028,836)	(9,172,667,832)
NET ASSETS	$173,084,191	$25,291,823,130

Shares outstanding	7,050,000	625,950,000
Net asset value	$24.55	$40.41
Shares authorized	250 million	2 billion
Par value	$0.001	$0.001

(a) Securities loaned, at value	$60,780,000	$592,397,160
(b) Investments, at cost — Unaffiliated	$—	$22,773,319,466
(c) Investments, at cost — Affiliated	$247,928,763	$629,228,157
(d) Foreign currency, at cost	$97	$35,911,831

See notes to financial statements.

24	2 0 2 0 I S h a r e s S e m i - A n n u a l R e p o r t t o S h a r e h o l d e r s

Statements of Operations (unaudited)

Six Months Ended February 29, 2020

	iShares Currency Hedged MSCI Emerging Markets ETF	iShares MSCI Emerging Markets ETF (Consolidated)

INVESTMENT INCOME
Dividends — Unaffiliated	$—	$245,506,455
Dividends — Affiliated	3,924,624	375,543
Non-cash dividends — Unaffiliated	—	173,588,583
Interest — Unaffiliated	—	24,569
Securities lending income — Affiliated — net(a)	30,326	7,078,272
Other income — Unaffiliated	—	1,966,406
Foreign taxes withheld	—	(27,578,929)
Other foreign taxes	—	(24,392)
Total investment income	3,954,950	400,936,507

EXPENSES
Investment advisory fees	715,177	94,637,297
Commitment fees	—	75,467
Mauritius income taxes	—	776,700
Interest expense	—	48,670
Total expenses	715,177	95,538,134

Less:
Investment advisory fees waived	(715,177)	—
Total expenses after fees waived	—	95,538,134
Net investment income	3,954,950	305,398,373

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — Unaffiliated(b)	—	(393,591,673)
Investments — Affiliated	(480,152)	86,235
In-kind redemptions — Unaffiliated	—	340,558,899
In-kind redemptions — Affiliated	2,521,458	—
Futures contracts	—	561,248
Forward foreign currency exchange contracts	1,364,654	—
Foreign currency transactions	(55,213)	(3,141,019)
Net realized gain (loss)	3,350,747	(55,526,310)
Net change in unrealized appreciation (depreciation) on:
Investments — Unaffiliated(c)	—	296,654,438
Investments — Affiliated	489,620	36,232
Futures contracts	—	(2,176,681)
Forward foreign currency exchange contracts	(1,902,607)	—
Foreign currency translations	—	(2,606,156)
Net change in unrealized appreciation (depreciation)	(1,412,987)	291,907,833
Net realized and unrealized gain	1,937,760	236,381,523
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$5,892,710	$541,779,896

(a) Net of securities lending income tax paid of	$—	$257,127
(b) Net of foreign capital gain tax of	$—	$5,325
(c) Net of deferred foreign capital gain tax of	$—	$(6,808,184)

See notes to financial statements.

F i n a n c i a l S t a t e m e n t s	25

Statements of Changes in Net Assets

	iShares Currency Hedged MSCI Emerging Markets ETF		iShares MSCI Emerging Markets ETF (Consolidated)
	Six Months Ended 02/29/20 (unaudited)	Year Ended 08/31/19	Six Months Ended 02/29/20 (unaudited)	Year Ended 08/31/19

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$3,954,950	$5,827,092	$305,398,373	$676,194,320
Net realized gain (loss)	3,350,747	9,528,491	(55,526,310)	230,083,592
Net change in unrealized appreciation (depreciation)	(1,412,987)	(26,344,690)	291,907,833	(2,464,390,731)
Net increase (decrease) in net assets resulting from operations	5,892,710	(10,989,107)	541,779,896	(1,558,112,819)

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(3,986,571)	(5,899,803)	(598,661,777)	(665,424,186)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	(9,197,491)	(147,063,312)	717,130,420	(4,293,900,423)

NET ASSETS
Total increase (decrease) in net assets	(7,291,352)	(163,952,222)	660,248,539	(6,517,437,428)
Beginning of period	180,375,543	344,327,765	24,631,574,591	31,149,012,019
End of period	$173,084,191	$180,375,543	$25,291,823,130	$24,631,574,591

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

26	2 0 2 0 I S h a r e s S e m i - A n n u a l R e p o r t t o S h a r e h o l d e r s

Financial Highlights

(For a share outstanding throughout each period)

	iShares Currency Hedged MSCI Emerging Markets ETF
	Six Months Ended 02/29/20 (unaudited)		Year Ended 08/31/19	Year Ended 08/31/18	Year Ended 08/31/17	Year Ended 08/31/16	Period From 09/23/14 to 08/31/15	(a)

Net asset value, beginning of period	$24.38		$25.70	$25.57	$21.72	$21.40	$24.44
Net investment income(b)	0.55		0.55	0.60	0.36	0.50	0.41
Net realized and unrealized gain (loss)(c)	0.19		(1.27)	0.12	3.83	1.08	(2.80)
Net increase (decrease) from investment operations	0.74		(0.72)	0.72	4.19	1.58	(2.39)
Distributions(d)
From net investment income	(0.57)		(0.60)	(0.59)	(0.34)	(0.48)	(0.65)
From net realized gain	—		—	—	—	(0.78)	—
Total distributions	(0.57)		(0.60)	(0.59)	(0.34)	(1.26)	(0.65)
Net asset value, end of period	$24.55		$24.38	$25.70	$25.57	$21.72	$21.40

Total Return
Based on net asset value	2.85	%(e)	(2.72)%	2.77%	19.55%	7.84%	(10.01	)%(e)

Ratios to Average Net Assets
Total expenses(f)	0.78	%(g)	0.78%	0.78%	0.78%	0.78%	0.78	%(g)
Total expenses after fees waived(f)	0.00	%(g)	0.00%	0.00%	0.00%	0.00%	0.02	%(g)
Net investment income	4.31	%(g)	2.22%	2.25%	1.56%	2.42%	1.82	%(g)

Supplemental Data
Net assets, end of period (000)	$173,084		$180,376	$344,328	$393,757	$180,254	$211,865
Portfolio turnover rate(h)(i)	5	%(e)	7%	7%	4%	11%	7	%(e)

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Not annualized.
(f)	The Fund indirectly bears its proportionate share of fees and expenses incurred by the underlying fund in which the Fund is invested. This ratio does not include these indirect fees and expenses.
(g)	Annualized.
(h)	Portfolio turnover rate excludes in-kind transactions.
(i)	Portfolio turnover rate excludes the portfolio activity of the underlying fund in which the Fund is invested. See the underlying fund’s financial highlights for its respective portfolio turnover rates.

See notes to financial statements.

F i n a n c i a l H i g h l i g h t s	27

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares MSCI Emerging Markets ETF (Consolidated)
	Six Months Ended 02/29/20 (unaudited)		Year Ended 08/31/19	Year Ended 08/31/18		Year Ended 08/31/17	Year Ended 08/31/16	Year Ended 08/31/15

Net asset value, beginning of period	$40.22		$43.24	$44.76		$36.74	$33.79	$45.11
Net investment income(a)	0.48		0.90	0.83	(b)	0.75	0.72	0.73
Net realized and unrealized gain (loss)(c)	0.64		(3.02)	(1.36)		7.86	3.00	(11.21)
Net increase (decrease) from investment operations	1.12		(2.12)	(0.53)		8.61	3.72	(10.48)
Distributions(d)
From net investment income	(0.93)		(0.90)	(0.99)		(0.59)	(0.77)	(0.84)
Total distributions	(0.93)		(0.90)	(0.99)		(0.59)	(0.77)	(0.84)
Net asset value, end of period	$40.41		$40.22	$43.24		$44.76	$36.74	$33.79

Total Return
Based on net asset value	2.61	%(e)	(4.87)%	(1.28	)%(b)	23.80%	11.28%	(23.46)%

Ratios to Average Net Assets
Total expenses	0.70	%(f)	0.68%	0.67%		0.69%	0.72%	0.69%
Total expenses after fees waived	0.70	%(f)	0.68%	0.67%		0.69%	0.72%	0.69%
Total expenses excluding professional fees for foreign withholding tax claims	N/A		0.68%	0.67%		0.69%	N/A	N/A
Net investment income	2.22	%(f)	2.16%	1.78	%(b)	1.92%	2.15%	1.79%

Supplemental Data
Net assets, end of period (000)	$25,291,823		$24,631,575	$31,149,012		$35,891,890	$30,866,469	$21,000,865
Portfolio turnover rate(g)	9	%(e)	15%	16%		9%	23%	10%

(a)	Based on average shares outstanding.
(b)	Reflects the one-time, positive effect of foreign withholding tax claims, net of the associated professional fees, which resulted in the following increases for the year ended August 31, 2018:
●	Net investment income per share by $0.02.
●	Total return by 0.07%.
●	Ratio of net investment income to average net assets by 0.04%.
(c)	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Not annualized.
(f)	Annualized.
(g)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

28	2 0 2 0 I S h a r e s S e m i - A n n u a l R e p o r t t o S h a r e h o l d e r s

Notes to Financial Statements (unaudited)

1.       ORGANIZATION

iShares, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Company is organized as a Maryland corporation and is authorized to have multiple series or portfolios.

These financial statements relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

Diversification
iShares ETF	Classification
Currency Hedged MSCI Emerging Markets	Diversified
MSCI Emerging Markets	Diversified

Currently the iShares Currency Hedged MSCI Emerging Markets ETF seeks to achieve its investment objective by investing a substantial portion of its assets in the iShares MSCI Emerging Markets ETF (an “underlying fund”). The financial statements and schedule of investments for the underlying fund are included in this report and should be read in conjunction with the financial statements of the iShares Currency Hedged MSCI Emerging Markets ETF.

Basis of Consolidation: The accompanying consolidated financial statements for the iShares MSCI Emerging Markets ETF includes the accounts of its subsidiary in the Republic of Mauritius, which is a wholly-owned subsidiary (the “Subsidiary”) of the Fund that invests in Indian securities. Through this investment structure, the Fund expects to obtain certain benefits under a current tax treaty between Mauritius and India. Intercompany accounts and transactions, if any, have been eliminated.

2.       SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by each Fund in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

Investment Transactions and Income Recognition: Investment transactions are accounted for on trade date. Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, net of any foreign taxes withheld at source. Any taxes withheld that are reclaimable from foreign tax authorities are reflected in tax reclaims receivable. Distributions received by the Funds may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains. Upon notification from issuers, some of the dividend income received from a real estate investment trust may be re-designated as a return of capital or capital gain. Non-cash dividends, if any, are recognized on the ex-dividend date and recorded as non-cash dividend income at fair value. Interest income, including amortization and accretion of premiums and discounts on debt securities, and payment- in-kind interest income, if any, are recognized daily on the accrual basis.

Foreign Currency Translation: The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in non-U.S. currencies are translated to U.S. dollars using prevailing market rates as quoted by one or more data service providers. Purchases and sales of investments, income receipts and expense payments are translated into U.S. dollars on the respective dates of such transactions.

Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments. Such fluctuations are reflected by the Funds as a component of net realized and unrealized gain (loss) from investments for financial reporting purposes. Each Fund reports realized currency gain (loss) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes. However, the currency hedged fund has elected to treat realized gains (losses) from certain foreign currency contracts as capital gain (loss) for U.S. federal income tax purposes.

Foreign Taxes: The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which each Fund invests. These foreign taxes, if any, are paid by each Fund and are reflected in its statement of operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “other foreign taxes”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of February 29, 2020, if any, are disclosed in the statement of assets and liabilities.

The iShares MSCI Emerging Markets ETF conducts its investment activities in India through its Subsidiary and expects to obtain benefits under the Double Tax Avoidance Agreement (“DTAA”) between India and Mauritius. In order to be eligible to claim benefits under the DTAA, the Subsidiary must have commercial substance, on an annual basis, to satisfy certain tests and conditions, including the establishment and maintenance of valid tax residence in Mauritius and related requirements. The Fund has obtained a current tax residence certificate issued by the Mauritian Revenue Authorities and the same covers the period of any exists.

Based upon current interpretation and practice of the current tax laws in India and Mauritius and the DTAA, the Subsidiary is subject to tax in Mauritius on its net income at the rate of 15%. However, the Subsidiary is entitled to a tax credit equivalent to the higher of the actual foreign tax incurred or 80% of the Mauritius tax on its foreign source income, thus reducing its maximum effective tax rate to 3% up to June 30, 2021. After June 30, 2021, under the new tax regime and subject to meeting the necessary substance requirements as required under the Financial Services Act 2007 (as amended by the Finance Act 2018) and such guidelines issued by the FSC, the Subsidiary

N o t e s t o F i n a n c i a l S t a t e m e n t s	29

Notes to Financial Statements (unaudited) (continued)

is entitled to either (a) a foreign tax credit equivalent to the actual foreign tax suffered on its foreign income against the Subsidiary’s tax liability computed at 15% on such income, or (b) a partial exemption of 80% of some of the income derived, including interest income or foreign source dividends. Taxes on income, if any, are paid by the Subsidiary and are disclosed in its consolidated statement of operations. Any dividends paid by the Subsidiary to its Fund are not subject to tax in Mauritius. The Subsidiary is currently exempt from tax in Mauritius on any gains from the sale of securities.

The DTAA provides that capital gains will be taxable in India with respect to the sale of shares acquired on or after April 1, 2017. Capital gains arising from shares acquired before April 1, 2017, regardless of when they are sold, will continue to be exempt from taxation under the amended DTAA, assuming requirements for eligibility under the DTAA are satisfied.

In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value per share.

Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.

3.       INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the Fund’s listing exchange is not open. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. A fund determines the fair value of its financial instruments using various independent dealers or pricing services under policies approved by the Board of Directors of the Company (the “Board”). The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to oversee the pricing function for all financial instruments.

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:

●	Equity investments traded on a recognized securities exchange are valued at that day’s last traded price or official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.
●	Exchange-traded funds and closed-end funds traded on a recognized securities exchange are valued at that day’s last traded price or official closing price, as applicable, on the exchange where the fund is primarily traded. Funds traded on a recognized exchange for which there were no sales on that day may be valued at the last traded price.
●	Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published net asset value (“NAV”).
●	Futures contract notional values are determined based on that day’s last reported settlement price on the exchange where the contract is traded.
●	Forward foreign currency exchange contracts are valued based on that day’s prevailing forward exchange rate for the underlying currencies. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available.

If events (e.g., a company announcement, market volatility or a natural disaster) occur that are expected to materially affect the value of an investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, in accordance with policies approved by the Board as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Global Valuation Committee include market approach, income approach and the cost approach. Valuation techniques used under these approaches take into consideration inputs that include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other inputs, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or default rates.

When determining the price for Fair Valued Investments, the Global Valuation Committee, or its delegate, seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Global Valuation Committee, or its delegate, deems relevant and consistent with the principles of fair value measurement.

Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.

Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets for identical assets or liabilities;

30	2 0 2 0 I S h a r e s S e m i - A n n u a l R e p o r t t o S h a r e h o l d e r s

Notes to Financial Statements (unaudited) (continued)

●	Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, (including the Global Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgement exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The fair value hierarchy for each Fund’s investments is included in its schedule of investments. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

4.       SECURITIES AND OTHER INVESTMENTS

Securities Lending: Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

As of February 29, 2020, any securities on loan were collateralized by cash and/or U.S. government obligations. Cash collateral received was invested in money market funds managed by BlackRock FundAdvisors (“BFA”), the Funds’ investment adviser, or its affiliates and is disclosed in the schedules of investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan for each Fund, if any, are also disclosed in its schedule of investments. The market value of any securities on loan as of February 29, 2020 and the value of the related cash collateral are disclosed in the statements of assets and liabilities.

Securities lending transactions are entered into by a fund under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. The value of the collateral is typically greater than the market value of the securities loaned, leaving the lender with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the fund can reinvest cash collateral received in connection with loaned securities.

The following table is a summary of the securities lending agreements by counterparty which are subject to offset under an MSLA as of February 29, 2020:

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received	(a)	Non-Cash Collateral Received	Net Amount
Currency Hedged MSCI Emerging Markets
BofA Securities, Inc.	$60,780,000	$60,780,000		$—	$—

N o t e s t o F i n a n c i a l S t a t e m e n t s	31

Notes to Financial Statements (unaudited) (continued)

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received	(a)	Non-Cash Collateral Received	Net Amount
MSCI Emerging Markets
Barclays Bank PLC	$3,689,813	$3,689,813		$—	$—
Barclays Capital Inc.	1,856,570	1,856,570		—	—
BNP Paribas Prime Brokerage International Ltd.	5,739,129	5,739,129		—	—
BNP Paribas Securities Corp.	1,732,375	1,732,375		—	—
BofA Securities, Inc.	10,851,662	10,851,662		—	—
Citigroup Global Markets Inc.	107,403,892	107,403,892		—	—
Citigroup Global Markets Ltd.	17,032,227	17,032,227		—	—
Credit Suisse Securities (Europe) Ltd.	17,110,735	17,110,735		—	—
Credit Suisse Securities (USA) LLC	48,634,596	48,634,596		—	—
Deutsche Bank Securities Inc.	277,596	277,596		—	—
Goldman Sachs & Co.	92,777,480	92,777,480		—	—
Goldman Sachs International	7,408,811	7,408,811		—	—
HSBC Bank PLC	514,956	514,956		—	—
Jefferies LLC	260,879	260,879		—	—
JPMorgan Securities LLC	52,908,178	52,908,178		—	—
JPMorgan Securities PLC	39,408,030	39,408,030		—	—
Macquarie Bank Limited	23,844,268	23,844,268		—	—
Morgan Stanley & Co. International PLC	17,633,250	17,633,250		—	—
Morgan Stanley & Co. LLC	109,912,317	109,912,317		—	—
Morgan Stanley & Co. LLC (U.S. Equity Securities Lending)	17,735,579	17,735,579		—	—
Scotia Capital (USA) Inc.	57,684	57,684		—	—
SG Americas Securities LLC	1,373,368	1,373,368		—	—
State Street Bank & Trust Company	1,992,805	1,992,805		—	—
TD Prime Services LLC	8,942,567	8,942,567		—	—
UBS AG	101,599	101,599		—	—
UBS Securities LLC	290,904	290,904		—	—
Wells Fargo Securities LLC	2,905,890	2,898,540		—	(7,350	)(b)
	$592,397,160	$592,389,810		$—	$(7,350)

(a)	Collateral received in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund’s statement of assets and liabilities.
(b)	Additional collateral is delivered to the Fund on the next business day in accordance with the MSLA. The net amount would be subject to the borrower default indemnity in the event of default by a counterparty.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.

5.       DERIVATIVE FINANCIAL INSTRUMENTS

Futures Contracts: Each Fund’s use of futures contracts is generally limited to cash equitization. This involves the use of available cash to invest in index futures contracts in order to gain exposure to the equity markets represented in or by the Fund’s underlying index and is intended to allow the Fund to better track its underlying index. Futures contracts are standardized, exchange-traded agreements to buy or sell a specific quantity of an underlying instrument at a set price on a future date. Depending on the terms of a contract, a futures contract is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date.

Upon entering into a futures contract, a fund is required to pledge to the executing broker which holds segregated from its own assets, an amount of cash, U.S. government securities or other high-quality debt and equity securities equal to the minimum initial margin requirements of the exchange on which the contract is traded. Securities deposited as initial margin, if any, are designated in the schedule of investments and cash deposited, if any, is shown as cash pledged for futures contracts in the statement of assets and liabilities.

Pursuant to the contract, a fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation or depreciation and, if any, shown as variation margin receivable or payable on futures contracts in the statement of assets and liabilities. When the contract is closed, a realized gain or loss is recorded in the statement of operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. Losses may arise if the notional value of a futures contract decreases due to an unfavorable change in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and the assets underlying such contracts.

32	2 0 2 0 I S h a r e s S e m i - A n n u a l R e p o r t t o S h a r e h o l d e r s

Notes to Financial Statements (unaudited) (continued)

Forward Foreign Currency Exchange Contracts: The currency-hedged fund uses forward foreign currency exchange contracts to hedge the currency exposure of non-U.S. dollar-denominated securities held in its portfolio or its underlying fund’s portfolio. A forward foreign currency exchange contract is an agreement between two parties to buy and sell a currency against another currency at an agreed upon price and quantity. The contracts are traded over-the-counter (“OTC”) and not on an organized exchange.

The contract is marked-to-market daily and the change in market value is recorded as unrealized appreciation or depreciation in the statement of assets and liabilities. When the contract is closed, a realized gain or loss is recorded in the statement of operations equal to the difference between the value at the time it was opened and the value at the time it was closed. Non-deliverable forward foreign currency exchange contracts (“NDFs”) are settled with the counterparty in cash without the delivery of foreign currency. The use of forward foreign currency exchange contracts involves the risk that the value of a contract changes unfavorably due to movements in the value of the referenced foreign currencies. A fund’s risk of loss from counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the fund.

Master Netting Arrangements: In order to define its contractual rights and to secure rights that will help mitigate its counterparty risk, a fund may enter into an International Swaps and Derivatives Association, Inc. master agreement (“ISDA Master Agreement”) or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between a fund and a counterparty that governs certain OTC derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency, or other events.

The collateral requirements under an ISDA Master Agreement are typically calculated by netting the mark-to-market amount for each transaction under such agreement, and comparing that amount to the value of any collateral currently pledged by a fund and the counterparty. Except for NDFs, the forward foreign currency exchange contracts held by the Funds generally do not require collateral. Cash collateral pledged to the counterparty, if any, is presented as cash pledged as collateral for OTC derivatives on the statement of assets and liabilities. Cash received as collateral from the counterparty may be reinvested in money market funds, including those managed by the Funds’ investment adviser, or its affiliates. Such collateral, if any, is presented in the statement of assets and liabilities as affiliated investments at value and as a liability for cash received as collateral on OTC derivatives. To the extent amounts due to the Funds from the counterparty are not fully collateralized, contractually or otherwise, each Fund bears the risk of loss from counterparty non-performance. Each Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.

For financial reporting purposes, each Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements, if any, in the statement of assets and liabilities.

6.       INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Company, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent directors).

For its investment advisory services to the following Fund, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Fund, based on the average daily net assets of the Fund as follows:

iShares ETF	Investment Advisory Fee
Currency Hedged MSCI Emerging Markets	0.78%

For its investment advisory services to the iShares MSCI Emerging Markets ETF, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Fund, based on the Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:

Aggregate Average Daily Net Assets	Investment Advisory Fee
First $14 billion	0.75%
Over $14 billion, up to and including $28 billion	0.68
Over $28 billion, up to and including $42 billion	0.61
Over $42 billion, up to and including $56 billion	0.54
Over $56 billion, up to and including $70 billion	0.47
Over $70 billion, up to and including $84 billion	0.41
Over $84 billion	0.35

Expense Waivers: A fund may incur its pro rata share of fees and expenses attributable to its investments in other investment companies (“acquired fund fees and expenses”). The total of the investment advisory fee and any other fund expenses are a fund’s total annual operating expenses.

For the iShares Currency Hedged MSCI Emerging Markets ETF, BFA has contractually agreed to waive a portion of its investment advisory fee for the Fund through December 31, 2020 so that the Fund’s total annual operating expenses after fee waiver is equal to the acquired fund fees and expenses attributable to the Fund’s investment in the iShares MSCI Emerging Markets ETF (“EEM”), after taking into account any fee waivers by EEM.

N o t e s t o F i n a n c i a l S t a t e m e n t s	33

Notes to Financial Statements (unaudited) (continued)

The Subsidiary has entered into a separate contract with BFA under which BFA provides investment advisory services to the Subsidiary but does not receive separate compensation from the Subsidiary for providing it with such services. The Subsidiary has also entered into separate arrangements that provide for the provision of other services to the Subsidiary (including administrative, custody, transfer agency and other services), and BFA pays the costs and expenses related to the provision of those services.

Distributor: BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Securities Lending: The U.S. Securities and Exchange Commission (the “SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan in a money market fund managed by BFA, or its affiliates, however, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04% (the “collateral investment fees”). Securities lending income is equal to the total of income earned from the reinvestment of cash collateral (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities. Each Fund retains a portion of securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to the current securities lending agreement, each Fund retains 82% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in that calendar year exceeds a specified threshold, each Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year 85% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

The share of securities lending income earned by each Fund is shown as securities lending income – affiliated – net in its statement of operations. For the six months ended February 29, 2020, the Funds paid BTC the following amounts for securities lending agent services:

Fees Paid
iShares ETF	to BTC
Currency Hedged MSCI Emerging Markets	$10,205
MSCI Emerging Markets	1,724,122

Officers and Directors: Certain officers and/or directors of the Company are officers and/or directors of BlackRock or its affiliates.

Other Transactions: Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

For the six months ended February 29, 2020, transactions executed by the Funds pursuant to Rule 17a-7 under the 1940 Act were as follows:

			Net Realized
iShares ETF	Purchases	Sales	Gain (Loss)
MSCI Emerging Markets	$21,439,972	$168,292,172	$(24,414,823)

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends – affiliated in the statement of operations.

A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.

7.       PURCHASES AND SALES

For the six months ended February 29, 2020, purchases and sales of investments, excluding in-kind transactions and short-term investments, were as follows:

iShares ETF	Purchases	Sales
Currency Hedged MSCI Emerging Markets	$9,355,240	$10,494,647
MSCI Emerging Markets	3,119,740,479	2,521,536,029

34	2 0 2 0 I S h a r e s S e m i - A n n u a l R e p o r t t o S h a r e h o l d e r s

Notes to Financial Statements (unaudited) (continued)

For the six months ended February 29, 2020, in-kind transactions were as follows:

	In-kind	In-kind
iShares ETF	Purchases	Sales
Currency Hedged MSCI Emerging Markets	$23,052,598	$32,268,172
MSCI Emerging Markets	1,056,794,204	1,292,731,921

8.       INCOME TAX INFORMATION

Each Fund is treated as an entity separate from the Company’s other funds for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

Management has analyzed tax laws and regulations and their application to the Funds as of February 29, 2020, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

As of August 31, 2019, the Funds had non-expiring capital loss carryforwards available to offset future realized capital gains as follows:

iShares ETF	Non-Expiring
Currency Hedged MSCI Emerging Markets	$3,415,800
MSCI Emerging Markets	10,625,028,180

A fund may own shares in certain foreign investment entities, referred to, under U.S. tax law, as “passive foreign investment companies.” Such fund may elect to mark-to-market annually the shares of each passive foreign investment company and would be required to distribute to shareholders any such marked-to-market gains.

As of February 29, 2020, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Currency Hedged MSCI Emerging Markets	$249,337,500	$3,084,990	$(13,488,420)	$(10,403,430)
MSCI Emerging Markets	24,439,085,393	6,703,792,448	(5,274,100,066)	1,429,692,382

9.       LINE OF CREDIT

The iShares MSCI Emerging Markets ETFs, along with certain other iShares funds, are parties to a $300 million credit agreement with State Street Bank and Trust Company, which expires on October 21, 2020. The line of credit may be used for temporary or emergency purposes, including redemptions, settlement of trades and rebalancing of portfolio holdings. The credit agreement has the following terms: a commitment fee of 0.20% per annum on the unused portion of the credit agreement and interest at a rate equal to the higher of (a) the one-month LIBOR (not less than zero) plus 1.00% per annum or (b) the U.S. Federal Funds rate (not less than zero) plus 1.00% per annum on amounts borrowed. The commitment fee is allocated to each fund participating in the credit agreement based on each fund’s pro-rata share of the aggregate average daily value of assets invested in local securities of certain foreign markets.

For the six months ended February 29, 2020, the maximum amount borrowed, the average daily borrowing and the weighted average interest rate, if any, under the credit agreement were as follows:

	Maximum		Weighted
	Amount	Average	Average
iShares ETF	Borrowed	Borrowing	Interest Rates
MSCI Emerging Markets	$87,556,215	$3,602,975	2.67%

10.     PRINCIPAL RISKS

In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Each Fund’s prospectus provides details of the risks to which the Fund is subject.

N o t e s t o F i n a n c i a l S t a t e m e n t s	35

Notes to Financial Statements (unaudited) (continued)

BFA uses a “passive” or index approach to try to achieve each Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

Market Risk: Market risk arises mainly from uncertainty about future values of financial instruments influenced by price, currency and interest rate movements. It represents the potential loss a fund may suffer through holding market positions in the face of market movements. A fund is exposed to market risk by its investment in equity, fixed income and/or financial derivative instruments or by its investment in underlying funds. The fair value of securities held by a fund may decline due to general market conditions, economic trends or events that are not specifically related to the issuers of the securities including local, regional or global political, social or economic instability or to factors that affect a particular industry or group of industries. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. The extent of a fund’s exposure to market risk is the market value of the investments held as shown in the fund’s schedule of investments.

Investing in the securities of non-U.S. issuers involves certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: differences in accounting, auditing and financial reporting standards; more substantial governmental involvement in the economy; higher inflation rates, greater social, economic and political uncertainties; possible nationalization or expropriation of assets; less availability of public information about issuers; imposition of withholding or other taxes; higher transaction and custody costs and delays in settlement procedures; and lower level of regulation of the securities markets and issuers. Non-U.S. securities may be less liquid, more difficult to value, and have greater price volatility due to exchange rate fluctuations. These and other risks are heightened for investments in issuers from countries with less developed capital markets.

An outbreak of respiratory disease caused by a novel coronavirus has developed into a global pandemic and has resulted in closing borders, quarantines, disruptions to supply chains and customer activity, as well as general concern and uncertainty. The impact of this pandemic, and other global health crises that may arise in the future, could affect the economies of many nations, individual companies and the market in general in ways that cannot necessarily be foreseen at the present time. This pandemic may result in substantial market volatility and may adversely impact the prices and liquidity of a fund’s investments. The impact of the pandemic may be short term or may last for an extended period of time.

Credit Risk: Credit risk is the risk that an issuer or guarantor of debt instruments or the counterparty to a financial transaction, including derivatives contracts, repurchase agreements or loans of portfolio securities, is unable or unwilling to make timely interest and/or principal payments or to otherwise honor its obligations. BFA and its affiliates manage counterparty credit risk by entering into transactions only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose a fund to issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of a fund’s exposure to credit and counterparty risks with respect to those financial assets is approximated by their value recorded in its statement of assets and liabilities.

Concentration Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its schedule of investments.

When a fund concentrates its investments in issuers located in a single country or a limited number of countries, it assumes the risk that economic, regulatory, political and social conditions in that country or those countries may have a significant impact on the fund and could affect the income from, or the value or liquidity of, the fund’s portfolio.

Investments in Chinese securities, including certain Hong Kong-listed securities, involves risks specific to China. China may be subject to considerable degrees of economic, political and social instability and demonstrates significantly higher volatility from time to time in comparison to developed markets. Chinese markets generally continue to experience inefficiency, volatility and pricing anomalies resulting from governmental influence, a lack of publicly available information and/or political and social instability. Internal social unrest or confrontations with other neighboring countries may disrupt economic development in China and result in a greater risk of currency fluctuations, currency non-convertibility, interest rate fluctuations and higher rates of inflation. Incidents involving China’s or the region’s security may cause uncertainty in Chinese markets and may adversely affect the Chinese economy and a fund’s investments. Reduction in spending on Chinese products and services, institution of tariffs or other trade barriers, or a downturn in any of the economies of China’s key trading partners may have an adverse impact on the Chinese economy.

11.     CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.

Transactions in capital shares were as follows:

	Six Months Ended 02/29/20		Year Ended 08/31/19
iShares ETF	Shares	Amount	Shares	Amount
Currency Hedged MSCI Emerging Markets
Shares sold	900,000	$23,090,990	3,450,000	$84,956,699
Shares redeemed	(1,250,000)	(32,288,481)	(9,450,000)	(232,020,011)
Net decrease	(350,000)	$(9,197,491)	(6,000,000)	$(147,063,312)

36	2 0 2 0 I S h a r e s S e m i - A n n u a l R e p o r t t o S h a r e h o l d e r s

Notes to Financial Statements (unaudited) (continued)

	Six Months Ended 02/29/20		Year Ended 08/31/19
iShares ETF	Shares	Amount	Shares	Amount
MSCI Emerging Markets
Shares sold	78,300,000	$3,486,925,611	90,000,000	$3,758,906,782
Shares redeemed	(64,800,000)	(2,769,795,191)	(198,000,000)	(8,052,807,205)
Net increase(decrease)	13,500,000	$717,130,420	(108,000,000)	$(4,293,900,423)

The consideration for the purchase of Creation Units of a fund in the Company generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Company may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Company’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the statement of assets and liabilities.

12.     LEGAL PROCEEDINGS

On June 16, 2016, investors in certain iShares funds (iShares Core S&P Small-Cap ETF, iShares Russell 1000 Growth ETF, iShares Core S&P 500 ETF, iShares Russell Mid-Cap Growth ETF, iShares Russell Mid-Cap ETF, iShares Russell Mid-Cap Value ETF, iShares Select Dividend ETF, iShares Morningstar Mid-Cap ETF, iShares Morningstar Large-Cap ETF, iShares U.S. Aerospace & Defense ETF and iShares Preferred and Income Securities ETF) filed a class action lawsuit against iShares Trust, BlackRock, Inc. and certain of its advisory affiliates, and certain directors/trustees and officers of the Funds (collectively, “Defendants”) in California State Court. The lawsuit alleges the Defendants violated federal securities laws by failing to adequately disclose in the prospectuses issued by the funds noted above the risks of using stop-loss orders in the event of a ‘flash crash’, such as the one that occurred on May 6, 2010. On September 18, 2017, the court issued a Statement of Decision holding that the Plaintiffs lack standing to assert their claims. On October 11, 2017, the court entered final judgment dismissing all of the Plaintiffs’ claims with prejudice. In an opinion dated January 23, 2020, the California Court of Appeal affirmed the dismissal of Plaintiffs’ claims. On March 3, 2020, plaintiffs filed a petition for review by the California Supreme Court.

13.     SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

N o t e s t o F i n a n c i a l S t a t e m e n t s	37

Statement Regarding Liquidity Risk Management Program

The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.

The Board of Directors (the “Board”) of iShares Currency Hedged MSCI Emerging Markets ETF and iShares MSCI Emerging Markets ETF met on December 3, 2019 (the “Meeting”) to review the liquidity risk management program (the “Program”) applicable to the iShares Funds (each, a “Fund”) pursuant to the Liquidity Rule. The Board has appointed BlackRock Fund Advisors (“BlackRock”), the investment adviser to the Funds, as the program administrator for each Fund’s Program, as applicable. BlackRock has delegated oversight of the Program to the 40 Act Liquidity Risk Management Committee (the “Committee”). At the Meeting, the Committee, on behalf of BlackRock, provided the Board with a report that addressed the operation of the Program and assessed its adequacy and effectiveness of implementation, including the operation of each Fund’s Highly Liquid Investment Minimum (“HLIM”) where applicable, and any material changes to the Program (the “Report”). The Report covered the period from December 1, 2018 through September 30, 2019 (the “Program Reporting Period”).

The Report described the Program’s liquidity classification methodology for categorizing a Fund’s investments (including derivative transactions) into one of four liquidity buckets. It also described BlackRock’s methodology in establishing a Fund’s HLIM and noted that the Committee reviews and ratifies the HLIM assigned to each Fund no less frequently than annually.

The Report noted that the Program complied with the key factors for consideration under the Liquidity Rule for assessing, managing and periodically reviewing a Fund’s liquidity risk, as follows:

a)	The Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions. During the Program Reporting Period, the Committee reviewed whether each Fund’s investment strategy is appropriate for an open-end fund structure with a focus on Funds with more significant and consistent holdings of less liquid and illiquid assets. The Committee also factored a Fund’s concentration in an issuer into the liquidity classification methodology by taking issuer position sizes into account. A factor for consideration under the Liquidity Rule is a Fund’s use of borrowings for investment purposes. However, the Funds do not borrow for investment purposes. Derivative exposure was considered in the calculation of liquidity classification.

b)	Short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions. During the Program Reporting Period, the Committee reviewed historical redemption activity and used this information as a component to establish each ETF’s reasonably anticipated trading size. The Committee may also take into consideration a Fund’s shareholder ownership concentration (which, depending on product type and distribution channel, may or may not be available), a Fund’s distribution channels, and the degree of certainty associated with a Fund’s short-term and long-term cash flow projections.

c)	Holdings of cash and cash equivalents, as well as borrowing arrangements. The Committee considered that ETFs generally do not hold more than de minimus amounts of cash. Funds may borrow for temporary or emergency purposes, including to meet payments due from redemptions or to facilitate the settlement of securities or other transactions.

d)	The relationship between an ETF’s portfolio liquidity and the way in which, and the prices and spreads at which, ETF shares trade, including the efficiency of the arbitrage function and the level of active participation by market participants, including authorized participants. The Committee monitored the prevailing bid/ask spread and the ETF price premium (or discount) to NAV for all ETFs and reviewed any persistent deviations from long-term averages.

e)	The effect of the composition of baskets on the overall liquidity of an ETF’s portfolio. In reviewing the linkage between the composition of baskets accepted by an ETF and any significant change in the liquidity profile of such ETF, the Committee reviewed changes in the proportion of each ETF’s portfolio comprised of less liquid and illiquid holdings to determine if applicable thresholds were met requiring enhanced review.

There were no material changes to the Program during the Program Reporting Period. The Report provided to the Board stated that the Committee concluded that based on the operation of the functions, as described in the Report, the Program is operating as intended and is effective in implementing the requirements of the Liquidity Rule.

38	2 0 2 0 I S h a r e s S e m i - A n n u a l R e p o r t t o S h a r e h o l d e r s

General Information

Electronic Delivery

Shareholders can sign up for email notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.

To enroll in electronic delivery:

●	Go to icsdelivery.com.
●	If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Availability of Quarterly Schedule of Investments

The iShares Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT, and for reporting periods ended prior to March 31, 2019, filed such information on Form N-Q. The iShares Funds’ Forms N-Q are available on the SEC’s website at sec.gov. The iShares Funds also disclose their complete schedule of portfolio holdings on a daily basis on the iShares website at iShares.com.

Availability of Proxy Voting Policies and Proxy Voting Records

A description of the policies and procedures that the iShares Funds use to determine how to vote proxies relating to portfolio securities and information about how the iShares Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request (1) by calling toll-free 1-800-474-2737; (2) on the iShares website at iShares.com; and (3) on the SEC website at sec.gov.

G e n e r a l I n f o r m a t i o n	39

Glossary of Terms Used in this Report

Portfolio Abbreviations - Equity

ADR	American Depositary Receipt
CPO	Certificates of Participation (Ordinary)
GDR	Global Depositary Receipt
NVDR	Non-Voting Depositary Receipt
NVS	Non-Voting Shares

Counterparty Abbreviations

MS	Morgan Stanley & Co. International PLC

Currency Abbreviations

BRL	Brazilian Real
CLP	Chilean Peso
CNY	Chinese Yuan
EUR	Euro
HKD	Hong Kong Dollar
INR	Indian Rupee
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
RUB	New Russian Ruble
THB	Thai Baht
TRY	Turkish Lira
TWD	New Taiwan Dollar
USD	United States Dollar
ZAR	South African Rand

40	2 0 2 0 I S h a r e s S e m i - A n n u a l R e p o r t t o S h a r e h o l d e r s

Want to know more?

iShares.com | 1-800-474-2737

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by MSCI Inc., nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.

©2020 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

iS-SAR-805-0220

FEBRUARY 29, 2020

2020 Semi-Annual Report (Unaudited)

iShares, Inc.

●	iShares Edge MSCI Min Vol Emerging Markets ETF | EEMV | Cboe BZX
●	iShares Edge MSCI Min Vol Global ETF | ACWV | Cboe BZX
●	iShares Edge MSCI Multifactor Emerging Markets ETF | EMGF | Cboe BZX
●	iShares ESG MSCI EM ETF | ESGE | NASDAQ
●	iShares MSCI Emerging Markets ex China ETF | EMXC | NASDAQ

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of each Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

You may elect to receive all future reports in paper free of charge. If you hold accounts through a financial intermediary, you can follow the instructions included with this disclosure, if applicable, or contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. Please note that not all financial intermediaries may offer this service. Your election to receive reports in paper will apply to all funds held with your financial intermediary.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive electronic delivery of shareholder reports and other communications by contacting your financial intermediary. Please note that not all financial intermediaries may offer this service.

Fund Summary as of February 29, 2020	iShares® Edge MSCI Min Vol Emerging Markets ETF

Investment Objective

The iShares Edge MSCI MinVol Emerging Markets ETF (the “Fund”) seeks to track the investment results of an index composed of emerging market equities that, in the aggregate, have lower volatility characteristics relative to the broader emerging equity markets, as represented by the MSCI Emerging Markets Minimum Volatility (USD) Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns
				Since			Since
	6 Months	1 Year	5 Years	Inception	1 Year	5 Years	Inception
Fund NAV	(4.88)%	(7.45)%	0.63%	3.49%	(7.45)%	3.21%	33.29%
Fund Market	(4.58)	(6.71)	0.60	3.52	(6.71)	3.04	33.54
Index	(4.78)	(7.28)	0.86	3.72	(7.28)	4.35	35.78

The inception date of the Fund was 10/18/11. The first day of secondary market trading was 10/20/11.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 8 for more information.

Expense Example

Actual				Hypothetical 5% Return
Beginning Account Value (09/01/19)	Ending Account Value (02/29/20)	Expenses Paid During the Period	(a)	Beginning Account Value (09/01/19)	Ending Account Value (02/29/20)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$1,000.00	$951.20	$1.21		$1,000.00	$1,023.60	$1.26		0.25%

(a)	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 8 for more information.

Portfolio Information

ALLOCATION BY SECTOR
	Percent of
Sector	Total Investments	(a)
Financials	29.5%
Communication Services	12.8
Information Technology	11.2
Consumer Staples	11.1
Consumer Discretionary	8.6
Utilities.	7.4
Industrials	6.9
Materials	4.5
Health Care	4.1
Energy	3.1
Real Estate	0.8
TEN LARGEST GEOGRAPHIC ALLOCATION
	Percent of
Country/Geographic Region	Total Investments	(a)
China	29.4%
Taiwan	17.7
India	8.9
Thailand	6.5
South Korea	6.4
Malaysia	5.6
Saudi Arabia	5.3
Qatar	3.0
Philippines	2.6
Indonesia	2.6

(a)	Excludes money market funds.

F u n d S u m m a r y	3

Fund Summary as of February 29, 2020	iShares® Edge MSCI Min Vol Global ETF

Investment Objective

The iShares Edge MSCI Min Vol Global ETF(the “Fund”) seeks to track the investment results of an index composed of developed and emerging market equities that, in the aggregate, have lower volatility characteristics relative to the broader developed and emerging equity markets, as represented by the MSCI ACWI Minimum Volatility (USD) Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns
				Since			Since
	6 Months	1 Year	5 Years	Inception	1 Year	5 Years	Inception
Fund NAV	(2.46)%	5.37%	7.12%	9.73%	5.37%	41.05%	117.45%
Fund Market	(2.27)	5.58	7.14	9.76	5.58	41.17	117.93
Index	(2.54)	5.13	6.87	9.46	5.13	39.38	113.08

The inception date of the Fund was 10/18/11. The first day of secondary market trading was 10/20/11.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 8 for more information.

Expense Example

Actual			Hypothetical 5% Return
Beginning Account Value (09/01/19)	Ending Account Value (02/29/20)	Expenses Paid During the Period (a)	Beginning Account Value (09/01/19)	Ending Account Value (02/29/20)	Expenses Paid During the Period (a)	Annualized Expense Ratio
$1,000.00	$975.40	$0.98	$1,000.00	$1,023.90	$1.01	0.20%

(a)	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 8 for more information.

Portfolio Information

ALLOCATION BY SECTOR
	Percent of
Sector	Total Investments	(a)
Financials	19.7%
Consumer Staples	13.1
Information Technology	11.9
Communication Services	11.2
Utilities	8.7
Real Estate	8.2
Industrials	7.5
Health Care	7.3
Consumer Discretionary	7.1
Materials	4.7
Energy	0.6
TEN LARGEST GEOGRAPHIC ALLOCATION
	Percent of
Country/Geographic Region	Total Investments	(a)
United States	51.2%
Japan	11.6
Switzerland	5.9
Canada	5.0
Taiwan	4.4
India	3.1
Hong Kong	2.7
China	1.7
Germany	1.2
United Kingdom	1.1

(a)	Excludes money market funds.

4	2 0 2 0 i S h a r e s S e m i - A n n u a l R e p o r t t o S h a r e h o l d e r s

Fund Summary as of February 29, 2020	iShares® Edge MSCI Multifactor Emerging Markets ETF

Investment Objective

The iShares Edge MSCI Multifactor Emerging Markets ETF (the “Fund”) seeks to track the investment results of an index composed of stocks of large- and mid-capitalization companies in emerging markets that have favorable exposure to target style factors subject to constraints, as represented by the MSCI Emerging Markets Diversified Multiple-Factor Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

	Average Annual Total Returns			Cumulative Total Returns
			Since		Since
	6 Months	1 Year	Inception	1 Year	Inception
Fund NAV	2.13%	(2.27)%	6.74%	(2.27)%	31.73%
Fund Market	3.36	(1.20)	6.97	(1.20)	32.95
Index	2.46	(1.66)	6.98	(1.66)	32.99

The inception date of the Fund was 12/8/15. The first day of secondary market trading was 12/10/15.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 8 for more information.

Expense Example

Actual			Hypothetical 5% Return
Beginning Account Value (09/01/19)	Ending Account Value (02/29/20)	Expenses Paid During the Period (a)	Beginning Account Value (09/01/19)	Ending Account Value (02/29/20)	Expenses Paid During the Period (a)	Annualized Expense Ratio
$1,000.00	$1,021.30	$2.26	$1,000.00	$1,022.60	$2.26	0.45%

(a)	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 8 for more information.

Portfolio Information

ALLOCATION BY SECTOR
	Percent of
Sector	Total Investments	(a)
Information Technology	22.0%
Financials	17.9
Consumer Discretionary	14.7
Communication Services	9.5
Health Care	8.0
Materials	7.6
Industrials	7.1
Real Estate	4.4
Consumer Staples	3.7
Utilities	2.9
Energy	2.2
TEN LARGEST GEOGRAPHIC ALLOCATION
	Percent of
Country/Geographic Region	Total Investments	(a)
China	40.7%
Taiwan	14.6
Brazil	11.5
South Korea	9.5
South Africa	6.1
India	6.1
Saudi Arabia	2.6
Qatar	1.8
United Arab Emirates	1.4
Russia	1.4

(a)	Excludes money market funds.

F u n d S u m m a r y	5

Fund Summary as of February 29, 2020	iShares® ESG MSCI EM ETF

Investment Objective

The iShares ESG MSCI EM ETF (the “Fund”) seeks to track the investment results of an index composed of large- and mid-capitalization emerging market equities that have positive environmental, social and governance characteristics, as represented by the MSCI Emerging Markets Extended ESG Focus Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns		Cumulative Total Returns
			Since		Since
	6 Months	1 Year	Inception	1 Year	Inception
Fund NAV	3.32%	(1.07)%	9.24%	(1.07)%	38.36%
Fund Market	4.05	(0.66)	9.37	(0.66)	38.96
Index	3.48	(0.80)	9.78	(0.80)	40.89

The inception date of the Fund was 6/28/16. The first day of secondary market trading was 6/30/16.

Index performance through May 31, 2018 reflects the performance of the MSCI Emerging Markets ESG Focus Index. Index performance beginning on June 1, 2018 reflects the performance of the MSCI Emerging Markets Extended ESG Focus Index.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 8 for more information.

Expense Example

Actual				Hypothetical 5% Return
Beginning Account Value (09/01/19)	Ending Account Value (02/29/20)	Expenses Paid During the Period	(a)	Beginning Account Value (09/01/19)	Ending Account Value (02/29/20)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$1,000.00	$1,033.20	$1.26		$1,000.00	$1,023.60	$1.26		0.25%

(a)	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 8 for more information.

Portfolio Information

ALLOCATION BY SECTOR
	Percent of
Sector	Total Investments	(a)
Financials	27.5%
Information Technology	17.7
Consumer Discretionary	15.4
Communication Services	10.6
Energy	6.6
Consumer Staples	5.9
Materials	5.3
Industrials	4.4
Health Care	2.7
Utilities	2.0
Real Estate	1.9

(a)	Excludes money market funds.
TEN LARGEST GEOGRAPHIC ALLOCATION
	Percent of
Country/Geographic Region	Total Investments	(a)
China	33.2%
Taiwan	13.5
South Korea	11.4
India	9.1
Brazil	6.4
South Africa	5.2
Russia	3.7
Malaysia	3.2
Thailand	3.2
Mexico	2.2

6	2 0 2 0 i S h a r e s S e m i - A n n u a l R e p o r t t o S h a r e h o l d e r s

Fund Summary as of February 29, 2020	iShares® MSCI Emerging Markets ex China ETF

Investment Objective

The iShares MSCI Emerging Markets ex China ETF (the “Fund”) seeks to track the investment results of an index composed of large- and mid-capitalization emerging market equities, excluding China, as represented by the MSCI Emerging Markets ex China Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns		Cumulative Total Returns
			Since		Since
	6 Months	1 Year	Inception	1 Year	Inception
Fund NAV	(0.59)%	(4.82)%	(1.78)%	(4.82)%	(4.60)%
Fund Market	1.71	(2.67)	(0.94)	(2.67)	(2.43)
Index	(0.83)	(4.69)	(1.45)	(4.69)	(3.74)

The inception date of the Fund was 7/18/17. The first day of secondary market trading was 7/20/17.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 8 for more information.

Expense Example

Actual				Hypothetical 5% Return
Beginning Account Value (09/01/19)	Ending Account Value (02/29/20)	Expenses Paid During the Period	(a)	Beginning Account Value (09/01/19)	Ending Account Value (02/29/20)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$1,000.00	$994.10	$0.79		$1,000.00	$1,024.10	$0.81		0.16%

(a)	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 8 for more information.

Portfolio Information

ALLOCATION BY SECTOR
	Percent of
Sector	Total Investments	(a)
Financials	21.7%
Information Technology	21.1
Exchanged-Traded Funds	13.9
Materials	8.7
Energy	6.7
Consumer Staples	6.3
Consumer Discretionary	6.1
Communication Services	5.6
Industrials	4.3
Utilities	2.2
Health Care	1.9
Real Estate	1.5

(a)	Excludes money market funds.
TEN LARGEST GEOGRAPHIC ALLOCATION
	Percent of
Country/Geographic Region	Total Investments	(a)
Taiwan	19.0%
South Korea	17.9
India	14.0
Brazil	10.6
South Africa	6.6
Russia	5.7
Saudi Arabia	4.0
Mexico	3.6
Thailand	3.6
Indonesia	2.8

F u n d S u m m a r y	7

About Fund Performance

Past performance is no guarantee of future results. Financial markets have experienced extreme volatility and trading in many instruments has been disrupted. These circumstances may continue for an extended period of time, and may continue to affect adversely the value and liquidity of the fund’s investments. As a result, current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at iShares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest ask on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of a fund may not trade in the secondary market until after the fund’s inception, for the period from inception to the first day of secondary market trading in shares of the fund, the NAV of the fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

As a shareholder of your Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The expense example, which is based on an investment of $1,000 invested at the beginning of the period (or from the commencement of operations if less than 6 months) and held through the end of the period, is intended to help you understand your ongoing costs (in dollars and cents) of investing in your Fund and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses – The table provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. To estimate the expenses that you paid on your account over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period.”

Hypothetical Example for Comparison Purposes – The table also provides information about hypothetical account values and hypothetical expenses based on your Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

8	2 0 2 0 i S h a r e s S e m i - A n n u a l R e p o r t t o S h a r e h o l d e r s

Consolidated Schedule of Investments (unaudited)	iShares® Edge MSCI Min Vol Emerging Markets ETF
February 29, 2020	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Brazil — 2.0%
Ambev SA	607,800	$1,958,798
BB Seguridade Participacoes SA	2,347,600	16,572,886
Equatorial Energia SA	3,369,900	18,419,366
Hapvida Participacoes e Investimentos SA(a)	472,500	5,781,034
Hypera SA	2,028,200	15,419,472
IRB Brasil Resseguros S/A	393,990	2,903,631
Magazine Luiza SA	1,158,500	12,972,509
Petrobras Distribuidora SA	1,222,200	7,070,455
Raia Drogasil SA	163,200	4,337,145
Rumo SA(b)	1,456,500	6,818,188
Sul America SA	517,600	6,202,045
		98,455,529
Chile — 1.7%
Aguas Andinas SA, Class A	27,230,511	9,294,815
Banco de Chile	500,803,614	43,985,835
Banco de Credito e Inversiones SA	94,636	3,518,582
Cia. Cervecerias Unidas SA	295,680	2,214,545
Enel Americas SA	24,476,472	4,087,717
SACI Falabella	5,575,932	18,488,334
		81,589,828
China — 29.4%
Agricultural Bank of China Ltd., Class A	29,009,298	14,151,484
Agricultural Bank of China Ltd., Class H	84,739,000	33,925,829
Alibaba Group Holding Ltd., ADR(b)	117,285	24,395,280
ANTA Sports Products Ltd.	2,614,000	21,014,506
AVIC Jonhon Optronic Technology Co. Ltd., Class A	1,132,486	6,365,394
Bank of Beijing Co. Ltd., Class A	10,539,624	7,704,712
Bank of China Ltd., Class A	35,499,400	18,028,507
Bank of China Ltd., Class H	112,412,000	44,427,915
Bank of Communications Co. Ltd., Class A	20,092,274	14,946,614
Bank of Communications Co. Ltd., Class H	11,998,000	7,697,885
Bank of Hangzhou Co. Ltd., Class A	5,520,393	6,783,808
Bank of Jiangsu Co. Ltd., Class A	12,322,514	11,246,837
Bank of Nanjing Co. Ltd., Class A	2,422,021	2,688,748
Bank of Ningbo Co. Ltd., Class A	1,594,696	5,739,829
Bank of Shanghai Co. Ltd., Class A	13,177,208	16,230,689
Beijing Capital International Airport Co. Ltd., Class H	8,360,000	6,522,324
Beijing Sinnet Technology Co. Ltd., Class A	1,601,873	5,751,912
Beijing Tiantan Biological Products Corp. Ltd., Class A	1,130,296	5,599,575
BOC Aviation Ltd.(a)	673,500	5,846,527
BOE Technology Group Co. Ltd., Class A	6,243,100	4,376,297
CGN Power Co. Ltd., Class H(a)	67,230,000	16,391,143
China CITIC Bank Corp. Ltd., Class H	21,085,000	10,957,744
China Construction Bank Corp., Class A	3,317,984	3,085,305
China Construction Bank Corp., Class H	5,188,000	4,194,045
China Everbright Bank Co. Ltd., Class H	18,321,000	7,334,936
China First Capital Group Ltd.(b)	9,978,000	275,280
China Gas Holdings Ltd.	2,303,000	8,422,312
China Huishan Dairy Holdings Co. Ltd.(b)(c)	22,241,266	42,810
China International Travel Service Corp. Ltd., Class A	973,181	10,928,830
China Life Insurance Co. Ltd., Class H	1,819,000	4,262,123
China Mengniu Dairy Co. Ltd.	3,126,000	11,211,490
China Merchants Port Holdings Co. Ltd.	1,702,000	2,502,861
China Minsheng Banking Corp. Ltd., Class A	18,849,376	15,424,227
China Mobile Ltd.	8,528,500	67,085,037
China National Medicines Corp. Ltd., Class A	809,900	3,047,176
China Pacific Insurance Group Co. Ltd., Class A	753,460	3,437,361
China Petroleum & Chemical Corp., Class H	52,184,000	26,918,816
Security	Shares	Value

China (continued)
China Railway Signal & Communication Corp. Ltd., Class H(a)	26,533,000	$13,618,801
China Reinsurance Group Corp., Class H	103,111,000	14,025,017
China Resources Beer Holdings Co. Ltd.	4,788,000	22,179,609
China Resources Gas Group Ltd.	2,592,000	12,938,298
China Resources Power Holdings Co. Ltd	3,756,000	4,467,842
China Shenhua Energy Co. Ltd., Class A	2,634,813	6,030,873
China South Publishing & Media Group Co. Ltd., Class A	1,924,841	3,095,078
China Telecom Corp. Ltd., Class H	104,828,000	39,412,815
China Tower Corp. Ltd., Class H(a)	33,728,000	8,179,842
China Unicom Hong Kong Ltd	2,956,000	2,332,771
China Yangtze Power Co. Ltd., Class A	19,693,009	47,977,446
CITIC Ltd	15,595,000	17,309,879
CNOOC Ltd.	2,043,000	2,799,833
COSCO SHIPPING Ports Ltd.	13,608,000	9,062,629
CRRC Corp. Ltd., Class H	10,272,000	6,590,488
Dali Foods Group Co. Ltd.(a)	5,510,500	3,641,588
Daqin Railway Co. Ltd., Class A	15,927,133	16,131,742
Dongfeng Motor Group Co. Ltd., Class H	7,572,000	5,985,271
ENN Energy Holdings Ltd	1,120,600	12,416,680
Fiberhome Telecommunication Technologies Co. Ltd., Class A	1,250,482	5,363,144
Foshan Haitian Flavouring & Food Co. Ltd., Class A	190,395	2,712,302
Fuyao Glass Industry Group Co. Ltd., Class A	1,164,303	3,859,246
GCL System Integration Technology Co. Ltd., Class A(b)	5,447,900	4,302,081
GD Power Development Co. Ltd., Class A	11,031,800	3,314,180
Giant Network Group Co. Ltd., Class A	1,439,553	3,910,777
Glodon Co. Ltd., Class A	949,988	6,076,216
GOME Retail Holdings Ltd.(b)(d)	91,248,000	9,367,116
Gree Electric Appliances Inc. of Zhuhai, Class A	354,195	2,999,677
Guangdong Haid Group Co. Ltd., Class A	1,706,288	8,348,123
Guangdong Investment Ltd	35,946,000	67,528,046
Hangzhou Hikvision Digital Technology Co. Ltd., Class A	1,374,183	6,880,548
Henan Shuanghui Investment & Development Co. Ltd., Class A	1,495,794	7,275,471
Hengan International Group Co. Ltd	2,721,500	20,202,459
HLA Corp. Ltd., Class A	3,112,203	3,031,974
Huadian Power International Corp. Ltd., Class H	7,934,000	2,392,504
Hualan Biological Engineering Inc., Class A	494,600	2,936,382
Huaneng Power International Inc., Class H	33,336,000	13,431,845
Huaxia Bank Co. Ltd., Class A	7,764,720	7,720,066
Industrial & Commercial Bank of China Ltd., Class A	3,699,100	2,804,674
Industrial & Commercial Bank of China Ltd., Class H	39,314,000	26,888,525
Industrial Bank Co. Ltd., Class A	6,494,712	16,064,429
Inner Mongolia Yitai Coal Co. Ltd., Class B	12,530,827	8,596,147
Jiangsu Expressway Co. Ltd., Class H	21,974,000	25,405,424
Jiangsu Hengrui Medicine Co. Ltd., Class A	661,143	7,953,351
Jinyu Bio-Technology Co. Ltd., Class A	1,200,804	3,743,172
Jointown Pharmaceutical Group Co. Ltd., Class A	2,001,378	4,641,117
Kunlun Energy Co. Ltd	5,136,000	3,585,225
Kweichow Moutai Co. Ltd., Class A	33,190	5,018,716
Laobaixing Pharmacy Chain JSC, Class A	252,573	2,478,686
Lenovo Group Ltd.(d)	24,774,000	15,290,925
Meituan Dianping, Class B(b)	412,500	5,234,953
NetEase Inc., ADR	31,583	10,065,818
New Oriental Education & Technology Group Inc., ADR(b)	196,062	25,074,369

S c h e d u l e o f I n v e s t m e n t s	9

Consolidated Schedule of Investments (unaudited) (continued)	iShares® Edge MSCI Min Vol Emerging Markets ETF
February 29, 2020	(Percentages shown are based on Net Assets)

Security	Shares	Value

China (continued)
PetroChina Co. Ltd., Class A	3,722,800	$2,700,151
PetroChina Co. Ltd., Class H	49,576,000	19,211,929
Ping An Insurance Group Co. of China Ltd., Class H	990,000	11,007,693
Postal Savings Bank of China Co. Ltd., Class H(a)	15,576,000	9,833,624
SAIC Motor Corp. Ltd., Class A	1,476,444	4,691,113
Sangfor Technologies Inc., Class A	147,700	4,209,013
SDIC Power Holdings Co. Ltd., Class A	6,272,572	6,783,875
Shandong Gold Mining Co. Ltd., Class A	2,799,463	13,584,416
Shandong Weigao Group Medical Polymer Co. Ltd., Class H	3,888,000	5,009,017
Shanghai Jahwa United Co. Ltd., Class A	722,600	2,660,829
Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd., Class B	19,736,187	15,631,060
Shanghai M&G Stationery Inc., Class A	483,300	3,069,801
Shanghai Pharmaceuticals Holding Co. Ltd., Class H.	3,865,500	7,073,229
Shanghai Pudong Development Bank Co. Ltd., Class A.	9,172,168	14,236,792
Shenzhen Airport Co. Ltd., Class A	2,222,800	2,566,163
Shenzhen Expressway Co. Ltd., Class H	12,716,000	15,387,028
Shenzhen International Holdings Ltd.	2,571,500	4,923,205
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	125,500	4,290,936
Shenzhou International Group Holdings Ltd.	2,628,500	32,295,298
Sichuan Chuantou Energy Co. Ltd., Class A	4,692,157	6,141,918
Sinopec Shanghai Petrochemical Co. Ltd., Class A	4,706,264	2,693,064
Sinopec Shanghai Petrochemical Co. Ltd., Class H	9,938,000	2,537,725
Sinopharm Group Co. Ltd., Class H	2,559,600	7,899,138
Songcheng Performance Development Co. Ltd., Class A	1,288,855	5,085,208
Sun Art Retail Group Ltd.	5,733,500	7,327,768
Suning.com Co. Ltd., Class A	3,233,379	4,292,546
TAL Education Group, ADR(b)(d)	226,527	12,320,803
Tencent Holdings Ltd.	308,700	15,290,316
Topchoice Medical Corp., Class A(b)	345,999	5,152,218
TravelSky Technology Ltd., Class H	1,868,000	3,653,040
Uni-President China Holdings Ltd.	2,726,000	2,812,383
Visionox Technology Inc., Class A(b)	1,149,270	2,186,674
Want Want China Holdings Ltd.(d)	4,764,000	3,680,110
Wens Foodstuffs Group Co. Ltd., Class A	2,147,191	9,992,292
WuXi AppTec Co. Ltd., Class H(a)	215,000	3,169,940
Yum China Holdings Inc.	797,224	34,910,439
Yunnan Baiyao Group Co. Ltd., Class A	514,467	5,791,452
Zhaojin Mining Industry Co. Ltd., Class H	18,858,000	22,480,392
Zhejiang Supor Co. Ltd., Class A	234,185	2,460,715
Zhongjin Gold Corp. Ltd., Class A	3,689,668	4,280,737
Zhuzhou CRRC Times Electric Co. Ltd., Class H	693,600	2,425,315
Zijin Mining Group Co. Ltd., Class A	11,746,600	6,990,623
Zoomlion Heavy Industry Science and Technology Co.
Ltd., Class A	4,049,200	3,637,804
ZTE Corp., Class H(b)	1,816,800	7,518,468
ZTO Express Cayman Inc., ADR	161,151	3,780,602
		1,419,337,220
Czech Republic — 0.4%
CEZ AS	138,208	2,629,787
Komercni Banka AS	295,587	9,008,652
Moneta Money Bank AS(a)	2,423,403	7,991,755
		19,630,194
Egypt — 0.5%
Commercial International Bank Egypt SAE	4,550,008	24,029,980
Security	Shares	Value

Greece — 0.6%
Hellenic Telecommunications Organization SA	406,172	$5,719,765
Jumbo SA. .	200,614	3,133,582
Motor Oil Hellas Corinth Refineries SA	388,404	6,314,305
OPAP SA	463,992	4,943,817
Titan Cement International SA(b)	635,497	8,921,225
		29,032,694
Hungary — 0.9%
MOL Hungarian Oil & Gas PLC	1,563,978	12,028,128
OTP Bank Nyrt . .	206,891	8,945,127
Richter Gedeon Nyrt	1,074,640	21,728,217
		42,701,472
India — 8.9%
Asian Paints Ltd	1,138,621	28,367,113
Bajaj Finance Ltd	277,219	17,154,792
Bajaj Finserv Ltd	130,200	16,328,786
Bharat Petroleum Corp. Ltd.	700,521	4,138,527
Bharti Infratel Ltd.	1,062,169	3,156,298
Britannia Industries Ltd	458,735	18,880,170
Cipla Ltd.	411,998	2,295,554
Coal India Ltd.	949,243	2,215,021
Colgate-Palmolive India Ltd.	177,783	3,166,554
Dabur India Ltd	3,908,311	26,866,846
Dr. Reddy’s Laboratories Ltd.	72,800	2,952,754
Eicher Motors Ltd.	8,660	1,992,259
HCL Technologies Ltd.	4,076,423	30,183,069
Hindustan Petroleum Corp. Ltd.	873,295	2,390,542
Hindustan Unilever Ltd.	1,320,028	39,778,722
Housing Development Finance Corp. Ltd.	414,963	12,510,559
Infosys Ltd..	4,507,386	45,699,994
InterGlobe Aviation Ltd.(a)	373,707	6,732,086
ITC Ltd.	697,970	1,910,610
Lupin Ltd.	253,474	2,247,873
Marico Ltd	3,826,055	15,838,625
Maruti Suzuki India Ltd.	31,143	2,711,395
Nestle India Ltd.	41,999	9,182,747
Petronet LNG Ltd.	3,333,910	11,345,942
Pidilite Industries Ltd.	208,390	4,369,209
Power Grid Corp. of India Ltd.	2,587,831	6,508,350
Reliance Industries Ltd.	548,524	10,098,679
Sun Pharmaceutical Industries Ltd.	868,140	4,485,806
Tata Consultancy Services Ltd.	1,327,066	36,780,144
Tech Mahindra Ltd.	2,030,647	20,945,905
Titan Co. Ltd.	701,035	12,186,211
Wipro Ltd.	8,174,132	25,082,780
		428,503,922
Indonesia — 2.6%
Bank Central Asia Tbk PT	33,555,800	73,554,968
Indofood CBP Sukses Makmur Tbk PT	13,999,800	10,025,994
Indofood Sukses Makmur Tbk PT	17,469,400	7,914,347
Telekomunikasi Indonesia Persero Tbk PT	70,766,300	17,213,758
Unilever Indonesia Tbk PT	40,121,100	19,085,312
		127,794,379
Malaysia — 5.6%
DiGi.Com Bhd	4,212,000	4,157,039
Fraser & Neave Holdings Bhd	1,485,600	10,827,434
HAP Seng Consolidated Bhd	8,146,300	17,316,927
Hong Leong Bank Bhd	4,874,300	17,693,189
IHH Healthcare Bhd	17,351,500	23,464,662
IOI Corp. Bhd	2,518,200	2,491,315

10	2 0 2 0 i S h a r e s S e m i - A n n u a l R e p o r t t o S h a r e h o l d e r s

Consolidated Schedule of Investments (unaudited) (continued)	iShares® Edge MSCI Min Vol Emerging Markets ETF
February 29, 2020	(Percentages shown are based on Net Assets)

Security	Shares	Value

Malaysia (continued)
Kuala Lumpur Kepong Bhd	2,842,700	$14,729,435
Malayan Banking Bhd	26,970,800	53,877,612
Maxis Bhd(d)	8,993,900	11,586,448
Nestle Malaysia Bhd	275,700	9,353,523
Petronas Chemicals Group Bhd	5,845,100	7,488,384
Petronas Dagangan Bhd	1,511,900	8,192,597
PPB Group Bhd	3,736,600	16,045,661
Public Bank Bhd	12,667,180	51,389,983
Tenaga Nasional Bhd	6,194,400	17,782,263
Westports Holdings Bhd	4,117,800	3,360,672
		269,757,144
Mexico — 1.4%
Arca Continental SAB de CV	2,652,400	14,468,854
Coca-Cola Femsa SAB de CV	735,500	4,048,938
Gruma SAB de CV, Series B	864,185	8,253,116
Infraestructura Energetica Nova SAB de CV	2,127,400	9,201,020
Wal-Mart de Mexico SAB de CV	10,798,200	30,109,395
		66,081,323
Pakistan — 0.1%
MCB Bank Ltd.	3,541,600	4,489,930

Peru — 1.0%
Cia. de Minas Buenaventura SAA, ADR	465,941	5,195,242
Credicorp Ltd.	230,004	41,692,825
		46,888,067
Philippines — 2.6%
Aboitiz Power Corp.	20,412,300	11,012,031
Bank of the Philippine Islands	15,263,288	22,187,536
BDO Unibank Inc	11,843,053	32,293,955
International Container Terminal Services Inc.	4,881,660	10,151,171
Jollibee Foods Corp.	5,763,140	19,219,888
Manila Electric Co.	1,892,810	10,018,247
Metropolitan Bank & Trust Co.	5,833,583	6,414,366
Security Bank Corp.	1,801,950	5,457,991
SM Investments Corp.	152,185	2,909,353
Universal Robina Corp.	3,052,200	8,460,537
		128,125,075
Poland — 0.1%
Cyfrowy Polsat SA	685,921	4,384,105

Qatar — 3.0%
Barwa Real Estate Co.	20,803,407	17,594,893
Commercial Bank PSQC (The)	3,726,600	4,600,678
Masraf Al Rayan QSC	31,046,143	34,474,068
Qatar Electricity & Water Co. QSC	5,751,778	23,617,237
Qatar Fuel QSC	830,158	4,371,279
Qatar International Islamic Bank QSC	3,444,956	7,989,012
Qatar Islamic Bank SAQ	4,906,146	20,881,204
Qatar National Bank QPSC	5,772,119	29,669,256
		143,197,627
Russia — 0.8%
Polymetal International PLC	538,711	8,217,748
Polyus PJSC	163,858	20,638,305
Rosneft Oil Co. PJSC	1,384,750	8,312,621
Rosneft Oil Co. PJSC, GDR(e)	146,189	884,444
		38,053,118
Saudi Arabia — 5.3%
Al Rajhi Bank	902,553	14,892,185
Alinma Bank	4,992,185	30,952,478
Security	Shares	Value

Saudi Arabia (continued)
Bank AlBilad.	1,375,407	$8,784,420
Bank Al-Jazira	1,540,464	5,715,916
Bupa Arabia for Cooperative Insurance Co	505,520	13,070,889
Co for Cooperative Insurance (The)(b)	576,544	10,573,431
Emaar Economic City(b)	1,088,917	2,687,824
Etihad Etisalat Co.(b)	1,644,001	10,052,881
Jarir Marketing Co.	1,052,604	42,592,373
Saudi Airlines Catering Co.	727,997	17,697,808
Saudi Arabian Fertilizer Co.	795,100	14,242,495
Saudi Basic Industries Corp	1,304,600	27,368,258
Saudi Electricity Co.	2,140,816	9,587,021
Saudi Telecom Co.	1,696,383	37,350,722
Savola Group (The)(b)	359,407	3,204,629
Yanbu National Petrochemical Co.	567,435	7,487,147
		256,260,477
South Africa — 0.3%
AngloGold Ashanti Ltd.	682,875	12,057,477
Gold Fields Ltd.	854,670	5,010,181
		17,067,658
South Korea — 6.4%
BGF retail Co. Ltd.	28,154	3,512,006
Cheil Worldwide Inc.	234,636	3,738,334
CJ CheilJedang Corp.	14,366	2,886,212
CJ Logistics Corp.(b)(d)	61,744	6,787,010
Coway Co. Ltd..	123,789	7,022,694
DB Insurance Co. Ltd.	455,563	16,241,974
Fila Holdings Corp.	51,825	1,638,600
GS Retail Co. Ltd.	110,484	3,215,817
Hyundai Glovis Co. Ltd.	42,676	4,322,065
Hyundai Marine & Fire Insurance Co. Ltd.	256,859	4,779,756
Hyundai Mobis Co. Ltd.	15,858	2,742,017
Kangwon Land Inc.(b)	943,413	17,710,841
Kia Motors Corp.	295,549	8,821,450
Korea Electric Power Corp.(b)	295,905	5,189,606
KT&G Corp	522,798	36,460,264
LG Uplus Corp.	473,986	5,151,598
Lotte Shopping Co. Ltd.	31,224	2,447,530
NAVER Corp	121,143	17,356,016
NCSoft Corp.	41,557	22,207,075
Pearl Abyss Corp.(b)(d)	15,645	2,282,663
S-1 Corp.	280,572	18,989,723
Samsung Biologics Co. Ltd.(a)(b)	11,437	4,364,800
Samsung Electronics Co. Ltd.	611,084	27,271,102
Samsung Fire & Marine Insurance Co. Ltd.	121,220	19,762,503
Samsung Life Insurance Co. Ltd.	313,637	15,107,258
SK Hynix Inc.	209,677	15,175,470
SK Telecom Co. Ltd.	202,638	35,455,393
		310,639,777
Taiwan — 17.7%
Accton Technology Corp.	727,000	3,925,577
Advantech Co. Ltd.	3,564,333	34,666,889
Asustek Computer Inc.	2,924,000	19,892,799
AU Optronics Corp.	23,251,000	7,294,853
Cathay Financial Holding Co. Ltd.	4,866,034	6,436,191
Chicony Electronics Co. Ltd.	10,304,455	28,415,991
China Development Financial Holding Corp	23,311,000	7,051,925
Chunghwa Telecom Co. Ltd.	21,131,000	75,369,408
Compal Electronics Inc.	36,269,000	22,099,541
E.Sun Financial Holding Co. Ltd.	37,321,701	35,806,252

S c h e d u l e o f I n v e s t m e n t s	11

Consolidated Schedule of Investments (unaudited) (continued)	iShares® Edge MSCI Min Vol Emerging Markets ETF
February 29, 2020	(Percentages shown are based on Net Assets)

Security	Shares	Value

Taiwan (continued)
Eva Airways Corp.	8,699,685	$3,462,118
Far EasTone Telecommunications Co. Ltd.	28,612,000	62,459,856
First Financial Holding Co. Ltd.	105,522,437	82,593,232
Formosa Petrochemical Corp.	3,172,000	9,019,607
Formosa Plastics Corp.	3,295,840	9,905,099
Hua Nan Financial Holdings Co. Ltd.	74,907,310	53,311,730
Lite-On Technology Corp.	11,174,752	16,182,991
Mega Financial Holding Co. Ltd.	17,225,000	18,402,838
Pou Chen Corp.	4,393,000	4,947,284
Powertech Technology Inc.	3,218,000	10,840,205
President Chain Store Corp.	3,627,000	35,515,960
Quanta Computer Inc.	3,800,000	7,780,842
Standard Foods Corp.	2,367,476	5,308,926
Synnex Technology International Corp.	16,253,000	20,182,394
Taiwan Business Bank	42,940,147	17,017,512
Taiwan Cooperative Financial Holding Co. Ltd	115,316,631	79,786,107
Taiwan High Speed Rail Corp.	10,338,000	11,778,959
Taiwan Mobile Co. Ltd.	20,596,000	71,420,598
Taiwan Semiconductor Manufacturing Co. Ltd.	5,776,000	60,278,935
Uni-President Enterprises Corp.	4,134,000	9,993,851
United Microelectronics Corp.	7,145,000	3,610,314
WPG Holdings Ltd.	14,722,440	18,865,261
		853,624,045
Thailand — 6.5%
Advanced Info Service PCL, NVDR	2,992,200	18,964,982
Airports of Thailand PCL, NVDR	24,427,300	46,253,563
Bangkok Dusit Medical Services PCL, NVDR	50,485,800	35,518,452
Bangkok Expressway & Metro PCL, NVDR	93,739,200	27,478,612
BTS Group Holdings PCL, NVDR.	116,434,200	40,219,705
Bumrungrad Hospital PCL, NVDR	3,708,500	15,101,957
Central Pattana PCL, NVDR	1,755,000	2,947,710
CP ALL PCL, NVDR	20,331,400	42,363,795
Electricity Generating PCL, NVDR	2,616,000	22,632,483
Home Product Center PCL, NVDR	35,199,300	14,278,277
Intouch Holdings PCL, NVDR	9,134,500	15,631,849
Kasikornbank PCL, NVDR	672,000	2,534,242
Krung Thai Bank PCL, NVDR	38,213,400	16,954,131
Minor International PCL, NVDR	4,365,000	3,804,072
Siam Cement PCL (The), NVDR	625,400	6,144,002
Thai Union Group PCL, NVDR	10,312,900	5,000,392
		315,828,224
United Arab Emirates — 1.9%
Dubai Islamic Bank PJSC	5,099,673	7,497,681
Emirates Telecommunications Group Co. PJSC	9,296,530	39,991,607
First Abu Dhabi Bank PJSC	12,041,610	46,948,149
		94,437,437

Total Common Stocks — 99.7%
(Cost: $4,610,654,882)		4,819,909,225
Security	Shares	Value

Preferred Stocks

Brazil — 0.1%
Telefonica Brasil SA, Preference Shares, NVS	443,100	$5,242,578

Russia — 0.1%
Surgutneftegas PJSC, Preference Shares, NVS	4,400,000	2,145,655
Transneft PJSC, Preference Shares, NVS	968	2,187,363
		4,333,018
Total Preferred Stocks — 0.2%
(Cost: $10,075,279)		9,575,596

Warrants

Thailand — 0.0%
BTS Group Holdings PCL (Expires 02/16/21)(b)	12,465,440	339,733

Total Warrants — 0.0%
(Cost: $0)		339,733

Short-Term Investments

Money Market Funds — 0.8%
BlackRock Cash Funds: Institutional, SL Agency Shares, 1.74%(f)(g)(h)	36,842,535	36,868,324
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.52%(f)(g)	2,109,000	2,109,000
		38,977,324

Total Short-Term Investments — 0.8%
(Cost: $38,963,388)		38,977,324

Total Investments in Securities — 100.7%
(Cost: $4,659,693,549)		4,868,801,878

Other Assets, Less Liabilities — (0.7)%.		(36,184,273)

Net Assets — 100.0%		$4,832,617,605

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Non-income producing security.

(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

(d)	All or a portion of this security is on loan.

(e)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.

(f)	Affiliate of the Fund.

(g)	Annualized 7-day yield as of period-end.

(h)	All or a portion of this security was purchased with cash collateral received from loaned securities.

12	2 0 2 0 i S h a r e s S e m i - A n n u a l R e p o r t t o S h a r e h o l d e r s

Consolidated Schedule of Investments (unaudited) (continued)	iShares® Edge MSCI Min Vol Emerging Markets ETF
February 29, 2020

Affiliates

Investments in issuers considered to be affiliates of the Fund during the six months ended February 29, 2020, for purposes of Section 2(a)(3) of the 1940Act, were as follows:

Affiliated Issuer	Shares Held at 08/31/19	Net Activity	Shares Held at 02/29/20	Value at 02/29/20	Income		Net Realized Gain (Loss)(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	34,271,854	2,570,681	36,842,535	$36,868,324	$163,568	(b)	$3,311	$2,644
BlackRock Cash Funds: Treasury, SL Agency Shares	16,273,000	(14,164,000)	2,109,000	2,109,000	88,502		—	—
				$38,977,324	$252,070		$3,311	$2,644

(a)	Includes realized capital gain distributions from an affiliated fund, if any.

(b)	Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
MSCI Emerging Markets E-Mini	53	03/20/20	$2,673	$(314,457)

Derivative Financial Instruments Categorized by Risk Exposure

As of February 29, 2020, the fair values of derivative financial instruments located in the Consolidated Statements of Assets and Liabilities were as follows:

Equity
Contracts
Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$314,457

(a)	Net cumulative appreciation (depreciation) on futures contracts are reported in the Consolidated Schedule of Investments. In the Consolidated Statements of Assets and Liabilities, only current day's variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the six months ended February 29, 2020, the effect of derivative financial instruments in the Consolidated Statements of Operations was as follows:

Equity
Contracts
Net Realized Gain (Loss) from:
Futures contracts	$(163,858)
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$(128,587)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$7,605,507

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Consolidated Financial Statements.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund's policy regarding valuation of financial instruments, refer to the Notes to Consolidated Financial Statements.

S c h e d u l e OF I n v e s t m e n t s	13

Consolidated Schedule of Investments (unaudited) (continued)	iShares® Edge MSCI Min Vol Emerging Markets ETF
February 29, 2020

Fair Value Measurements (continued)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of February 29, 2020. The breakdown of the Fund's investments into major categories is disclosed in the Consolidated Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$4,819,866,415	$—	$42,810	$4,819,909,225
Preferred Stocks	9,575,596	—	—	9,575,596
Warrants	339,733	—	—	339,733
Money Market Funds	38,977,324	—	—	38,977,324
	$4,868,759,068	$—	$42,810	$4,868,801,878
Derivative financial instruments(a)
Liabilities
Futures Contracts	$(314,457)	$—	$—	$(314,457)

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements

14	2 0 2 0 i S h a r e s S e m i - A n n u a l R e p o r t t o S h a r e h o l d e r s

Schedule of Investments (unaudited)	iShares® Edge MSCI Min Vol Global ETF
February 29, 2020	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 0.4%
Newcrest Mining Ltd.	202,932	$3,441,102
Woolworths Group Ltd.	626,179	15,664,679
		19,105,781
Belgium — 0.5%
Colruyt SA	125,457	5,763,139
Proximus SADP	339,051	8,327,545
Telenet Group Holding NV	85,798	3,253,330
UCB SA	76,791	7,048,373
		24,392,387
Brazil — 0.2%
BB Seguridade Participacoes SA	417,100	2,944,518
Magazine Luiza SA	511,300	5,725,372
Petrobras Distribuidora SA	379,800	2,197,152
		10,867,042
Canada — 5.0%
Agnico Eagle Mines Ltd.	543,875	25,805,042
Barrick Gold Corp.	2,161,406	41,220,243
BCE Inc.	345,974	15,193,629
CGI Inc.(a)	185,161	13,008,928
Empire Co. Ltd., Class A, NVS	315,441	7,047,399
Fairfax Financial Holdings Ltd.	18,802	8,098,860
Franco-Nevada Corp.	414,663	44,513,680
Intact Financial Corp	311,949	33,810,452
Kinross Gold Corp.(a)	1,604,237	8,066,897
Kirkland Lake Gold Ltd.	77,225	2,490,461
Loblaw Companies Ltd.	162,403	8,045,442
Metro Inc.	122,801	4,782,684
RioCan REIT	176,294	3,292,502
Rogers Communications Inc., Class B, NVS	125,831	5,765,907
Shaw Communications Inc., Class B, NVS	268,397	4,644,737
TELUS Corp.	451,912	16,307,682
Thomson Reuters Corp.	165,681	12,306,815
Waste Connections Inc.	128,203	12,370,307
		266,771,667
Chile — 0.2%
Banco de Chile	81,689,581	7,174,837
SACI Falabella	1,303,410	4,321,767
		11,496,604
China — 1.6%
Agricultural Bank of China Ltd., Class A	10,295,099	5,022,215
Agricultural Bank of China Ltd., Class H	6,274,000	2,511,838
Bank of Communications Co. Ltd., Class A	4,771,300	3,549,363
Bank of Communications Co. Ltd., Class H	6,385,000	4,096,599
China Huishan Dairy Holdings Co. Ltd.(a)(b)	2,093,055	4,029
China Minsheng Banking Corp. Ltd., Class A	3,351,599	2,742,575
China Mobile Ltd.	3,321,000	26,122,930
China Resources Pharmaceutical Group Ltd.(c)	3,334,500	2,901,035
China Telecom Corp. Ltd., Class H	30,622,000	11,513,138
China Unicom Hong Kong Ltd.	3,112,000	2,455,881
COSCO SHIPPING Ports Ltd.	3,168,000	2,109,818
CRRC Corp. Ltd., Class A	2,778,897	2,544,268
Guangdong Investment Ltd.	4,005,147	7,524,057
Industrial & Commercial Bank of China Ltd., Class A	5,455,051	4,136,043
Jiangsu Expressway Co. Ltd., Class H	2,786,000	3,221,057
Lenovo Group Ltd.	4,344,000	2,681,189
Shenzhen International Holdings Ltd.	2,075,000	3,972,642
		87,108,677
Security	Shares	Value

Denmark — 0.6%

Carlsberg A/S, Class B	40,532	$5,288,169
Coloplast A/S, Class B	82,719	11,001,397
Novo Nordisk A/S, Class B	182,485	10,616,782
Tryg A/S	263,730	7,256,970
		34,163,318
Egypt — 0.1%
Commercial International Bank Egypt SAE	575,748	3,040,701

Finland — 0.7%
Elisa OYJ	322,897	18,422,396
Nokia OYJ	2,722,794	10,303,485
Sampo OYJ, Class A	234,378	9,494,846
		38,220,727
France — 0.9%
Eurazeo SE .	39,100	2,602,733
Getlink SE	258,362	4,137,770
Hermes International	26,046	18,024,438
Orange SA	1,656,547	22,181,332
Pernod Ricard SA	16,515	2,655,827
		49,602,100
Germany — 1.2%
Deutsche Telekom AG, Registered	2,931,007	47,507,881
Hannover Rueck SE	16,791	2,969,495
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Registered .	36,971	9,368,907
Telefonica Deutschland Holding AG	2,014,778	5,225,205
		65,071,488
Hong Kong — 2.7%
CLP Holdings Ltd.	1,789,254	18,780,962
Dairy Farm International Holdings Ltd.	447,900	2,149,920
Hang Seng Bank Ltd	1,290,400	26,907,308
HK Electric Investments & HK Electric Investments Ltd.	5,889,000	5,924,479
HKT Trust & HKT Ltd.	8,635,000	12,919,730
Hong Kong & China Gas Co. Ltd.	5,257,130	10,118,882
Jardine Matheson Holdings Ltd.	213,200	11,598,080
Jardine Strategic Holdings Ltd.	173,800	4,989,798
Link REIT	1,622,600	15,032,846
MTR Corp. Ltd.	3,265,500	18,374,343
PCCW Ltd.	9,513,000	5,725,097
Power Assets Holdings Ltd.	1,220,500	8,692,072
Yue Yuen Industrial Holdings Ltd.	980,000	2,361,643
		143,575,160
Hungary — 0.1%
OTP Bank Nyrt	130,886	5,658,979

India — 3.1%
Asian Paints Ltd.	342,261	8,526,943
Avenue Supermarts Ltd.(a)(c)	142,727	4,596,119
Bajaj Auto Ltd.	54,373	2,177,406
Bajaj Finance Ltd.	216,107	13,373,076
Bajaj Finserv Ltd.	89,551	11,230,869
Bharat Petroleum Corp. Ltd.	761,807	4,500,591
Bosch Ltd.	16,444	2,763,574
Britannia Industries Ltd.	124,478	5,123,145
Coal India Ltd.	2,804,772	6,544,824
Dabur India Ltd.	971,637	6,679,310
Dr. Reddy's Laboratories Ltd.	69,129	2,803,859
Eicher Motors Ltd.	21,181	4,872,753
HCL Technologies Ltd.	1,048,926	7,766,565

S c h e d u l e o f I n v e s t m e n t s	15

Schedule of Investments (unaudited) (continued)	iShares® Edge MSCI Min Vol Global ETF
February 29, 2020	(Percentages shown are based on Net Assets)

Security	Shares	Value

India (continued)
Hero MotoCorp Ltd.	88,004	$2,501,988
Hindustan Petroleum Corp. Ltd.	1,360,485	3,724,167
Hindustan Unilever Ltd.	191,668	5,775,868
Housing Development Finance Corp. Ltd.	174,955	5,274,650
Indian Oil Corp. Ltd.	3,530,905	5,173,980
Infosys Ltd.	617,084	6,256,561
InterGlobe Aviation Ltd.(c)	207,670	3,741,038
ITC Ltd.	728,704	1,994,741
Larsen & Toubro Ltd.	143,150	2,355,600
LIC Housing Finance Ltd.	486,824	2,160,327
Mahindra & Mahindra Financial Services Ltd.	626,741	2,980,966
Maruti Suzuki India Ltd.	79,224	6,897,458
Petronet LNG Ltd.	1,422,109	4,839,713
Pidilite Industries Ltd.	272,347	5,710,164
Sun Pharmaceutical Industries Ltd.	462,512	2,389,867
Tata Consultancy Services Ltd.	278,961	7,731,511
Tech Mahindra Ltd.	420,660	4,339,063
United Spirits Ltd.(a)	339,131	3,225,310
Wipro Ltd.	304,407	934,090
Wipro Ltd., ADR	1,567,897	5,409,245
		164,375,341
Indonesia — 0.7%
Bank Central Asia Tbk PT	12,833,000	28,130,186
Indofood CBP Sukses Makmur Tbk PT	4,054,600	2,903,713
Kalbe Farma Tbk PT	28,272,600	2,404,082
Unilever Indonesia Tbk PT	6,167,200	2,933,692
		36,371,673
Ireland — 0.5%
AIB Group PLC	767,000	1,767,588
Kerry Group PLC, Class A	195,164	24,653,450
		26,421,038
Israel — 0.5%
Azrieli Group Ltd.	60,688	4,415,063
Bank Hapoalim BM	513,406	4,010,019
Bank Leumi Le-Israel BM	694,248	4,505,831
Check Point Software Technologies Ltd.(a)(d)	27,913	2,897,370
Mizrahi Tefahot Bank Ltd	311,489	8,029,447
Nice Ltd.(a)	24,538	3,921,695
		27,779,425
Italy — 0.4%
Assicurazioni Generali SpA	862,516	15,405,218
Intesa Sanpaolo SpA	2,081,952	5,027,793
		20,433,011
Japan — 11.6%
ABC-Mart Inc.	76,700	4,380,216
Ajinomoto Co. Inc.	256,700	4,312,246
ANA Holdings Inc.	262,000	7,062,207
Asahi Group Holdings Ltd.	60,600	2,331,526
Canon Inc.	1,150,100	29,145,676
Daiwa House REIT Investment Corp.	4,089	10,204,967
East Japan Railway Co.	78,200	6,031,111
FUJIFILM Holdings Corp.	203,900	9,975,250
Hamamatsu Photonics KK	184,800	7,169,963
Hankyu Hanshin Holdings Inc.	71,700	2,359,755
Japan Airlines Co. Ltd.	264,700	6,571,794
Japan Post Bank Co. Ltd.	942,800	8,425,895
Japan Post Holdings Co. Ltd.	3,169,900	27,644,972
Japan Prime Realty Investment Corp.	1,799	7,922,171
Japan Real Estate Investment Corp.	3,039	20,736,142
Security	Shares	Value

Japan (continued)
Japan Retail Fund Investment Corp.	5,949	$11,311,731
Japan Tobacco Inc.	118,600	2,357,376
KDDI Corp.	632,900	17,942,875
Keikyu Corp.	166,700	2,531,448
Keio Corp.	133,000	6,399,388
Kintetsu Group Holdings Co. Ltd.	192,200	8,312,363
Kirin Holdings Co. Ltd.	122,800	2,362,305
Kyushu Railway Co.	363,000	10,920,456
Lawson Inc.	113,700	6,039,967
McDonald’s Holdings Co. Japan Ltd.	145,600	6,114,755
MEIJI Holdings Co. Ltd.	115,300	6,883,901
Mizuho Financial Group Inc.	11,149,900	15,257,268
Nagoya Railroad Co. Ltd.	390,900	10,215,984
NEC Corp.	506,500	18,970,565
Nippon Building Fund Inc.	3,024	22,680,350
Nippon Prologis REIT Inc.	3,991	10,829,886
Nippon Telegraph & Telephone Corp.	1,263,900	29,639,225
Nissan Motor Co. Ltd.	611,100	2,626,486
Nissin Foods Holdings Co. Ltd.	41,900	3,301,813
Nitori Holdings Co. Ltd.	80,300	11,140,681
Nomura Real Estate Master Fund Inc.	9,086	14,429,442
Nomura Research Institute Ltd.	159,690	3,486,487
NTT Data Corp.	793,000	9,491,151
NTT DOCOMO Inc.	1,989,600	53,998,554
Ono Pharmaceutical Co. Ltd.	134,200	2,749,567
Oracle Corp. Japan	64,500	5,046,864
Oriental Land Co. Ltd.	201,800	22,946,062
Orix JREIT Inc.	5,286	10,046,169
Pan Pacific International Holdings Corp.	233,600	3,872,218
Sankyo Co. Ltd.	106,600	3,503,426
Secom Co. Ltd.	333,700	26,528,322
Seibu Holdings Inc	135,900	1,922,620
Seven & i Holdings Co. Ltd.	77,900	2,669,248
Shimamura Co. Ltd.	49,000	3,275,298
Shionogi & Co. Ltd.	49,029	2,656,789
Softbank Corp.	532,000	6,966,579
Suntory Beverage & Food Ltd.	301,500	11,488,110
Takeda Pharmaceutical Co. Ltd.	127,900	4,461,945
Tobu Railway Co. Ltd.	423,600	12,645,362
Toho Co. Ltd.	170,600	5,258,842
Toyo Suisan Kaisha Ltd.	192,100	7,613,475
United Urban Investment Corp.	6,725	10,760,998
USS Co. Ltd.	156,200	2,470,470
West Japan Railway Co	208,200	14,704,191
Yamada Denki Co. Ltd.	1,396,500	6,719,358
Yamazaki Baking Co. Ltd.	229,900	3,911,060
		613,735,321
Malaysia — 0.6%
Hong Leong Bank Bhd	1,464,900	5,317,431
IHH Healthcare Bhd	2,113,600	2,858,249
Malayan Banking Bhd	3,254,100	6,500,480
Maxis Bhd(d)	3,721,000	4,793,601
Petronas Chemicals Group Bhd	1,440,300	1,845,224
Petronas Dagangan Bhd	481,700	2,610,208
Public Bank Bhd	2,412,860	9,788,827
		33,714,020
Netherlands — 0.5%
Koninklijke Ahold Delhaize NV	677,679	15,766,313
Koninklijke KPN NV	1,839,795	4,448,050

16	2 0 2 0 i S h a r e s S e m i - A n n u a l R e p o r t t o S h a r e h o l d e r s

Schedule of Investments (unaudited) (continued)	iShares® Edge MSCI Min Vol Global ETF
February 29, 2020	(Percentages shown are based on Net Assets)

Security	Shares	Value

Netherlands (continued)
Unilever NV	155,026	$8,108,275
		28,322,638
New Zealand — 0.2%
Auckland International Airport Ltd.	517,229	2,524,785
Fisher & Paykel Healthcare Corp. Ltd.	212,599	3,399,468
Spark New Zealand Ltd.	2,360,369	6,639,326
		12,563,579
Norway — 0.2%
Telenor ASA	791,294	12,560,554

Peru — 0.1%
Cia. de Minas Buenaventura SAA, ADR	291,426	3,249,400
Credicorp Ltd.	13,267	2,404,909
		5,654,309
Philippines — 0.3%
Bank of the Philippine Islands	2,085,239	3,031,215
BDO Unibank Inc.	3,115,509	8,495,454
Jollibee Foods Corp.	1,037,910	3,461,397
PLDT Inc.	144,835	2,812,882
		17,800,948
Qatar — 0.4%
Qatar Islamic Bank SAQ	1,111,882	4,732,316
Qatar National Bank QPSC	2,691,706	13,835,632
		18,567,948
Russia — 0.3%
Polymetal International PLC	464,971	7,092,884
Polyus PJSC	62,364	7,854,894
		14,947,778
Saudi Arabia — 0.9%
Alinma Bank	1,684,590	10,444,772
Arab National Bank	399,528	2,694,405
Bank AlBilad	421,940	2,694,837
Bank Al-Jazira	967,962	3,591,638
Jarir Marketing Co.	125,356	5,072,382
Saudi Arabian Fertilizer Co.	331,847	5,944,321
Saudi Basic Industries Corp.	137,457	2,883,611
Saudi Telecom Co.	450,310	9,914,862
Yanbu National Petrochemical Co.	182,533	2,408,472
		45,649,300
Singapore — 1.1%
CapitaLand Commercial Trust	3,614,900	4,817,449
CapitaLand Mall Trust	5,602,800	9,112,529
Oversea-Chinese Banking Corp. Ltd.(d)	609,300	4,627,484
SATS Ltd.(d)	1,581,000	4,565,043
Singapore Airlines Ltd.	1,253,500	7,184,925
Singapore Exchange Ltd.	168,900	1,027,414
Singapore Telecommunications Ltd.	11,253,800	24,189,582
		55,524,426
South Korea — 0.4%
DB Insurance Co. Ltd.	113,983	4,063,783
Hyundai Marine & Fire Insurance Co. Ltd.	122,351	2,276,766
KT&G Corp.	32,517	2,267,756
S-1 Corp.	39,665	2,684,613
Samsung Fire & Marine Insurance Co. Ltd.	21,387	3,486,724
SK Telecom Co. Ltd.	45,120	7,894,607
		22,674,249
Sweden — 0.2%
Telefonaktiebolaget LM Ericsson, Class B	985,097	7,791,280
Security	Shares	Value

Sweden (continued)
Telia Co. AB	627,305	$2,454,196
		10,245,476
Switzerland — 5.9%
Chocoladefabriken Lindt & Spruengli AG, Registered	227	19,629,010
Givaudan SA, Registered	3,100	9,627,150
Kuehne + Nagel International AG, Registered	68,077	9,885,038
Nestle SA, Registered	592,310	60,488,500
Novartis AG, Registered.	310,684	26,078,904
Partners Group Holding AG	9,194	7,893,191
Roche Holding AG, NVS	116,848	37,386,048
Sonova Holding AG, Registered	32,915	7,814,316
Swiss Life Holding AG, Registered	9,844	4,460,539
Swiss Prime Site AG, Registered	97,495	11,683,888
Swiss Re AG	549,260	52,000,812
Swisscom AG, Registered	58,798	31,198,567
Zurich Insurance Group AG	84,334	32,315,182
		310,461,145
Taiwan — 4.3%
Advantech Co. Ltd.	793,000	7,712,759
Asustek Computer Inc.	1,510,000	10,272,957
AU Optronics Corp	13,965,000	4,381,430
Chang Hwa Commercial Bank Ltd.	11,513,732	8,821,763
Chicony Electronics Co. Ltd.	1,361,020	3,753,205
China Development Financial Holding Corp.	28,325,000	8,568,735
China Steel Corp.	9,637,000	7,320,167
Chunghwa Telecom Co. Ltd.	8,805,000	31,405,406
Compal Electronics Inc.	9,729,000	5,928,105
CTBC Financial Holding Co. Ltd.	4,568,000	3,424,548
E.Sun Financial Holding Co. Ltd.	13,885,568	13,321,744
Far EasTone Telecommunications Co. Ltd.	3,526,000	7,697,241
First Financial Holding Co. Ltd.	23,510,606	18,401,934
Formosa Petrochemical Corp.	967,000	2,749,672
Hua Nan Financial Holdings Co. Ltd.	18,978,332	13,506,929
Inventec Corp.	3,775,000	2,861,218
Lite-On Technology Corp.	4,472,000	6,476,236
Mega Financial Holding Co. Ltd.	21,016,000	22,453,066
Nan Ya Plastics Corp.	1,191,000	2,678,614
Quanta Computer Inc.	4,581,000	9,380,010
Synnex Technology International Corp.	3,235,250	4,017,418
Taishin Financial Holding Co. Ltd.	6,322,000	2,964,791
Taiwan Cooperative Financial Holding Co. Ltd.	21,461,226	14,848,749
Taiwan Mobile Co. Ltd.	3,784,000	13,121,749
WPG Holdings Ltd.	3,625,760	4,646,031
		230,714,477
Thailand — 0.8%
Advanced Info Service PCL, NVDR	732,800	4,644,589
Airports of Thailand PCL, NVDR	5,880,200	11,134,272
Bangkok Dusit Medical Services PCL, NVDR	8,468,200	5,957,662
Bangkok Expressway & Metro PCL, NVDR.	15,131,400	4,435,603
BTS Group Holdings PCL, NVDR	13,230,900	4,570,331
Bumrungrad Hospital PCL, NVDR	787,200	3,205,679
CP ALL PCL, NVDR	1,150,600	2,397,463
Home Product Center PCL, NVDR	8,552,300	3,469,163
Krung Thai Bank PCL, NVDR	7,948,300	3,526,421
		43,341,183
United Arab Emirates — 0.2%
Emirates Telecommunications Group Co. PJSC	1,989,211	8,557,144
First Abu Dhabi Bank PJSC	888,721	3,464,969
		12,022,113

S c h e d u l e o f I n v e s t m e n t s	17

Schedule of Investments (unaudited) (continued)	iShares® Edge MSCI Min Vol Global ETF
February 29, 2020	(Percentages shown are based on Net Assets)

Security	Shares	Value

United Kingdom — 1.1%
Admiral Group PLC	106,497	$2,872,926
AstraZeneca PLC	39,022	3,386,322
Coca-Cola European Partners PLC	50,556	2,576,334
Compass Group PLC	644,889	14,089,682
Diageo PLC	118,240	4,176,680
Direct Line Insurance Group PLC	3,166,967	12,418,669
GlaxoSmithKline PLC	724,368	14,454,033
RSA Insurance Group PLC	385,906	2,557,259
		56,531,905
United States — 51.0%
Accenture PLC, Class A	46,470	8,392,017
Aflac Inc.	97,674	4,185,331
AGNC Investment Corp.	1,241,596	21,156,796
Alleghany Corp.(a)	31,256	21,011,846
Allstate Corp. (The)	257,035	27,052,934
Altria Group Inc.	212,124	8,563,446
Ameren Corp.	74,665	5,898,535
American Electric Power Co. Inc.	211,214	18,852,962
American Tower Corp.	61,299	13,902,613
American Water Works Co. Inc.	106,766	13,202,684
Amphenol Corp., Class A.	119,599	10,964,836
Annaly Capital Management Inc.	3,227,241	28,593,355
Anthem Inc.	24,884	6,397,428
Aon PLC	98,959	20,583,472
Arch Capital Group Ltd.(a)	764,755	30,919,045
Arthur J Gallagher & Co.	75,019	7,313,602
AT&T Inc.	725,009	25,534,817
Automatic Data Processing Inc.	105,546	16,332,188
AutoZone Inc.(a)	15,225	15,719,965
AvalonBay Communities Inc.	156,131	31,318,317
Baxter International Inc.	183,051	15,279,267
Berkshire Hathaway Inc., Class B(a)	105,126	21,691,699
Black Knight Inc.(a)	302,853	20,203,324
Booz Allen Hamilton Holding Corp.	146,238	10,426,769
Bristol-Myers Squibb Co.	114,719	6,775,304
Broadridge Financial Solutions Inc.	138,136	14,415,873
Brown & Brown Inc.	251,564	10,819,768
Burlington Stores Inc.(a)	27,692	5,988,672
Camden Property Trust	73,885	7,830,332
Campbell Soup Co.	171,660	7,745,299
Cboe Global Markets Inc.	91,358	10,414,812
CH Robinson Worldwide Inc.	81,566	5,619,897
Chevron Corp.	24,802	2,315,019
Chubb Ltd.	167,030	24,224,361
Church & Dwight Co. Inc.	235,746	16,389,062
Cincinnati Financial Corp.	141,173	13,162,971
Cisco Systems Inc.	266,870	10,656,119
Citrix Systems Inc.	200,712	20,751,614
Clorox Co. (The)	152,613	24,329,564
CME Group Inc.	86,261	17,150,412
CMS Energy Corp.	141,623	8,556,862
Coca-Cola Co. (The)	884,419	47,307,572
Cognizant Technology Solutions Corp., Class A	44,165	2,690,973
Colgate-Palmolive Co.	188,737	12,752,959
Comcast Corp., Class A	329,015	13,302,076
Consolidated Edison Inc.	674,719	53,181,352
Cooper Companies Inc. (The)	12,327	4,000,974
Costco Wholesale Corp.	30,022	8,440,385
Crown Castle International Corp.	159,323	22,829,393
Danaher Corp.	87,535	12,655,810
Security	Shares	Value

United States (continued)
Darden Restaurants Inc.	54,586	$5,322,135
Dollar General Corp.	147,611	22,185,933
Dominion Energy Inc.	375,807	29,380,591
DTE Energy Co.	93,077	10,393,909
Duke Energy Corp.	445,833	40,882,886
Duke Realty Corp.	247,629	8,040,514
Ecolab Inc.	33,594	6,062,037
Eli Lilly & Co.	265,269	33,458,379
Entergy Corp.	109,932	12,852,150
Equity LifeStyle Properties Inc.	78,164	5,340,946
Equity Residential	232,755	17,479,901
Erie Indemnity Co., Class A, NVS	19,509	2,788,226
Essex Property Trust Inc.	18,203	5,158,002
Everest Re Group Ltd.	64,584	16,009,082
Evergy Inc.	261,343	17,078,765
Eversource Energy.	102,194	8,835,693
Extra Space Storage Inc.	142,874	14,338,835
F5 Networks Inc.(a)	44,023	5,280,559
Federal Realty Investment Trust	21,872	2,544,588
Fidelity National Financial Inc.	170,803	6,620,324
Fidelity National Information Services Inc.	193,968	27,101,209
Fiserv Inc.(a)(d)	246,924	27,003,609
General Mills Inc.	148,269	7,265,181
Genuine Parts Co.	50,571	4,411,814
Gilead Sciences Inc.	42,108	2,920,611
Hartford Financial Services Group Inc. (The)	247,736	12,374,413
Healthpeak Properties Inc.	560,716	17,741,054
Henry Schein Inc.(a)	51,543	3,141,030
Hershey Co. (The)	219,755	31,642,522
Home Depot Inc. (The)	70,415	15,339,204
Hormel Foods Corp.	634,234	26,384,134
Humana Inc.	18,111	5,789,725
Intel Corp.	55,070	3,057,486
Intercontinental Exchange Inc.	82,042	7,319,787
International Business Machines Corp.	98,110	12,769,017
Intuit Inc.	22,984	6,110,296
Invitation Homes Inc.	162,700	4,667,863
Jack Henry & Associates Inc.	167,788	25,460,151
JM Smucker Co. (The)	93,716	9,651,811
Johnson & Johnson	345,366	46,444,820
Juniper Networks Inc.	120,359	2,554,018
Kellogg Co.	328,341	19,854,780
Kimberly-Clark Corp	140,003	18,366,994
L3Harris Technologies Inc.	95,505	18,884,204
Lamb Weston Holdings Inc	87,530	7,605,482
Liberty Broadband Corp., Class C, NVS(a)	36,418	4,584,662
Lockheed Martin Corp.	39,757	14,704,922
Markel Corp.(a)	24,018	28,379,669
Marsh & McLennan Companies Inc.	251,568	26,303,950
Mastercard Inc., Class A	48,855	14,180,164
McCormick & Co. Inc./MD, NVS	137,112	20,044,403
McDonald’s Corp.	267,182	51,878,729
Medtronic PLC	233,172	23,473,425
Merck & Co. Inc.	501,089	38,363,374
Microsoft Corp.	44,864	7,268,417
Mid-America Apartment Communities Inc.	23,212	3,000,383
Mondelez International Inc., Class A	102,158	5,393,942
Motorola Solutions Inc.	239,280	39,643,910
National Retail Properties Inc.	284,271	14,455,180
Newmont Corp.	1,136,937	50,741,498

18	2 0 2 0 i S h a r e s S e m i - A n n u a l R e p o r t t o S h a r e h o l d e r s

Schedule of Investments (unaudited) (continued)	iShares® Edge MSCI Min Vol Global ETF
February 29, 2020	(Percentages shown are based on Net Assets)

Security	Shares	Value

United States (continued)
NextEra Energy Inc.	211,238	$53,392,517
NVR Inc.(a)	721	2,644,037
Oracle Corp.	95,713	4,733,965
O’Reilly Automotive Inc.(a)	28,637	10,559,035
Palo Alto Networks Inc.(a)	19,485	3,597,321
Paychex Inc.	421,565	32,662,856
PepsiCo Inc.	406,506	53,670,987
Pfizer Inc.	510,897	17,074,178
Philip Morris International Inc.	33,468	2,740,025
Pinnacle West Capital Corp.	125,405	11,222,493
Procter & Gamble Co. (The)	304,570	34,486,461
Progressive Corp. (The)	189,554	13,867,771
Public Storage	159,404	33,334,565
Raytheon Co.	14,103	2,659,262
Realty Income Corp.	157,260	11,384,051
RenaissanceRe Holdings Ltd.	101,411	17,280,434
Republic Services Inc.	514,091	46,401,854
Ross Stores Inc.	129,019	14,034,687
Southern Co. (The)	704,963	42,551,567
Starbucks Corp.	280,725	22,017,262
Stryker Corp.	24,233	4,618,567
Sysco Corp.	188,697	12,576,655
Target Corp.	56,902	5,860,906
TJX Companies Inc. (The)	401,624	24,017,115
Travelers Companies Inc. (The)	154,654	18,529,096
Tyler Technologies Inc.(a)	34,660	10,860,711
Tyson Foods Inc., Class A	50,257	3,408,932
UDR Inc.	367,063	16,510,494
UnitedHealth Group Inc.	34,538	8,805,809
Universal Health Services Inc., Class B	34,083	4,217,430
Ventas Inc.	179,465	9,649,833
VeriSign Inc.(a)	43,304	8,216,934
Verizon Communications Inc.	878,121	47,559,033
Visa Inc., Class A(d)	271,504	49,348,567
WABCO Holdings Inc.(a)	36,621	4,947,497
Walmart Inc.	359,266	38,685,763
Walt Disney Co. (The)	61,717	7,261,005
Waste Management Inc.	535,548	59,344,074
WEC Energy Group Inc.	458,871	42,367,559
Welltower Inc.	126,368	9,454,854
Western Union Co. (The)	911,438	20,407,097
WP Carey Inc.	241,667	18,707,442
Security	Shares	Value

United States (continued)
WR Berkley Corp.	318,155	$21,360,927
Xcel Energy Inc.	638,902	39,816,373
Yum! Brands Inc.	324,308	28,944,489
		2,709,928,471

Total Common Stocks — 99.5%
(Cost: $4,812,373,731)		5,289,414,959

Warrants

Thailand — 0.0%
BTS Group Holdings PCL (Expires 02/16/21)(a)(d)	1,323,089	36,060

Total Warrants — 0.0%
(Cost: $0)		36,060

Short-Term Investments

Money Market Funds — 0.4%
BlackRock Cash Funds: Institutional, SL Agency Shares, 1.74%(e)(f)(g)	10,763,973	10,771,507
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.52%(e)(f)	8,515,000	8,515,000
		19,286,507

Total Short-Term Investments — 0.4%
(Cost: $19,281,679)		19,286,507

Total Investments in Securities — 99.9%
(Cost: $4,831,655,410)		5,308,737,526

Other Assets, Less Liabilities — 0.1%		4,183,396

Net Assets — 100.0%		$5,312,920,922

(a)	Non-income producing security.

(b)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

(c)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	All or a portion of this security is on loan.

(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period-end.

(g)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the six months ended February 29, 2020, for purposes of Section 2(a)(3) of the 1940Act, were as follows:

Affiliated Issuer	Shares Held at 08/31/19	Net Activity	Shares Held at 02/29/20	Value at 02/29/20	Income		Net Realized Gain (Loss)(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	25,414,810	(14,650,837)	10,763,973	$10,771,507	$88,064	(b)	$4,411	$(2,254)
BlackRock Cash Funds: Treasury, SL Agency Shares	10,157,000	(1,642,000)	8,515,000	8,515,000	95,916		—	—
				$19,286,507	$183,980		$4,411	$(2,254)

(a)	Includes realized capital gain distributions from an affiliated fund, if any.

(b)	Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

S c h e d u l e o f I n v e s t m e n t s	19

Schedule of Investments (unaudited) (continued)	iShares® Edge MSCI Min Vol Global ETF
February 29, 2020

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
MSCI EAFE E-Mini	89	03/20/20	$8,081	$(713,623)
MSCI Emerging Markets E-Mini	44	03/20/20	2,220	(181,760)
S&P 500 E-Mini Index	63	03/20/20	9,296	(748,862)
				$(1,644,245)

Derivative Financial Instruments Categorized by Risk Exposure

As of February 29, 2020, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

Equity Contracts
Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$1,644,245

(a)	Net cumulative appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the six months ended February 29, 2020, the effect of derivative financial instruments in the Statements of Operations was as follows:

Equity Contracts
Net Realized Gain (Loss) from:
Futures contracts	$1,880,260
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$(1,312,276)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$18,558,417

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of February 29, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$5,289,410,930	$—	$4,029	$5,289,414,959
Warrants	36,060	—	—	36,060
Money Market Funds	19,286,507	—	—	19,286,507
	$5,308,733,497	$—	$4,029	$5,308,737,526
Derivative financial instruments(a)
Liabilities
Futures Contracts	$(1,644,245)	$—	$—	$(1,644,245)

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

20	2 0 2 0 i S h a r e s S e m i - A n n u a l R e p o r t t o S h a r e h o l d e r s

Schedule of Investments (unaudited)	iShares® Edge MSCI Multifactor Emerging Markets ETF
February 29, 2020	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Argentina — 0.5%
Globant SA(a)	18,758	$2,119,841

Brazil — 8.5%
Banco BTG Pactual SA	180,800	2,707,401
BB Seguridade Participacoes SA	576,300	4,068,391
Cia. de Saneamento Basico do Estado de Sao Paulo	282,500	3,678,671
Hypera SA	316,400	2,405,444
IRB Brasil Resseguros S/A	576,300	4,247,221
JBS SA	892,700	4,491,547
Lojas Renner SA	316,400	3,737,905
Notre Dame Intermedica Participacoes SA	282,500	3,959,189
Petrobras Distribuidora SA	576,300	3,333,909
Porto Seguro SA	84,100	1,136,706
Sul America SA	237,378	2,844,337
TIM Participacoes SA	700,600	2,504,777
		39,115,498
Chile — 0.2%
Cia. Cervecerias Unidas SA	120,345	901,344

China — 40.5%
51job Inc., ADR(a)(b)	20,905	1,563,067
Agile Group Holdings Ltd.(b)	1,130,000	1,586,311
Alibaba Group Holding Ltd., ADR(a)	86,784	18,051,072
Angang Steel Co. Ltd., Class A	194,860	79,726
Anhui Conch Cement Co. Ltd., Class A	56,539	443,725
Anhui Conch Cement Co. Ltd., Class H	1,017,000	7,458,126
ANTA Sports Products Ltd.	113,000	908,431
BAIC Motor Corp. Ltd., Class H(c)	1,356,000	664,685
Bank of Chengdu Co. Ltd., Class A	180,800	211,315
Beijing Capital International Airport Co. Ltd., Class H	1,356,000	1,057,927
Beijing Enterprises Holdings Ltd.	452,000	1,908,213
Beijing Shunxin Agriculture Co. Ltd., Class A	33,900	266,731
Beijing Tiantan Biological Products Corp. Ltd., Class A	45,200	223,924
BOC Aviation Ltd.(c)	169,500	1,471,398
Bosideng International Holdings Ltd.	2,712,000	789,965
BYD Electronic International Co. Ltd.	565,000	1,058,507
Centre Testing International Group Co. Ltd., Class A	90,400	210,539
Changjiang Securities Co. Ltd., Class A	271,200	261,493
Chengdu Xingrong Environment Co. Ltd., Class A	179,399	116,003
China Agri-Industries Holdings Ltd.	1,921,000	1,042,702
China Aoyuan Group Ltd.	1,017,000	1,464,220
China Cinda Asset Management Co. Ltd., Class H	7,345,000	1,536,286
China CITIC Bank Corp. Ltd., Class H	7,345,000	3,817,151
China Communications Services Corp. Ltd., Class H	2,034,000	1,573,841
China Conch Venture Holdings Ltd.	1,356,000	6,594,645
China Education Group Holdings Ltd.	226,000	321,322
China Everbright Ltd.	768,000	1,281,142
China Lesso Group Holdings Ltd.	904,000	1,357,209
China Longyuan Power Group Corp. Ltd., Class H	2,599,000	1,360,689
China Medical System Holdings Ltd.	1,130,000	1,392,010
China Minsheng Banking Corp. Ltd., Class H	5,819,500	3,927,932
China Mobile Ltd.	1,525,500	11,999,557
China Power International Development Ltd.	3,729,000	693,830
China Reinsurance Group Corp., Class H	4,895,000	665,811
China Resources Cement Holdings Ltd.	2,034,000	2,560,428
China Resources Double Crane Pharmaceutical Co. Ltd., Class A	43,797	84,709
China Resources Power Holdings Co. Ltd.	1,582,000	1,881,823
Security	Shares	Value

China (continued)
China Resources Sanjiu Medical & Pharmaceutical Co. Ltd., Class A	45,200	$212,091
China Telecom Corp. Ltd., Class H	11,300,000	4,248,529
China Zhongwang Holdings Ltd.(b)	1,401,200	471,079
Chinese Universe Publishing and Media Group Co. Ltd., Class A	67,800	137,924
Chongqing Brewery Co. Ltd., Class A	21,197	138,156
Chongqing Rural Commercial Bank Co. Ltd., Class H	1,921,000	867,686
COSCO SHIPPING Ports Ltd.	1,356,000	903,066
Country Garden Services Holdings Co. Ltd.	1,017,000	3,967,227
CSPC Pharmaceutical Group Ltd.	3,164,000	7,210,609
Daqin Railway Co. Ltd., Class A	757,128	766,854
Dongfeng Motor Group Co. Ltd., Class H	2,196,000	1,735,824
Fujian Sunner Development Co. Ltd., Class A	56,500	175,315
Guangzhou Baiyun International Airport Co. Ltd., Class A	100,299	222,115
Guangzhou R&F Properties Co. Ltd., Class H	768,400	1,191,096
Henan Shuanghui Investment & Development Co. Ltd., Class A	67,870	330,116
Hithink RoyalFlush Information Network Co. Ltd., Class A	22,600	399,255
Hua Hong Semiconductor Ltd.(b)(c)	339,000	737,765
Huaxin Cement Co. Ltd., Class A	67,800	236,566
Hubei Jumpcan Pharmaceutical Co. Ltd., Class A	45,200	150,016
Hunan Valin Steel Co. Ltd., Class A(a)	225,320	127,968
Hundsun Technologies Inc., Class A	22,600	310,992
Inner Mongolia MengDian HuaNeng Thermal Power Corp. Ltd., Class A	316,400	127,643
Inner Mongolia Yitai Coal Co. Ltd., Class B	937,900	643,399
Jafron Biomedical Co. Ltd., Class A	21,988	284,106
Jiangsu Expressway Co. Ltd., Class H	904,000	1,045,167
Jiangsu King’s Luck Brewery JSC Ltd., Class A	56,500	238,441
Jilin Aodong Pharmaceutical Group Co. Ltd., Class A	79,100	185,806
Joincare Pharmaceutical Group Industry Co. Ltd., Class A	90,400	148,076
Kingboard Holdings Ltd.	537,000	1,419,496
Kingboard Laminates Holdings Ltd.	904,000	901,326
Kingdee International Software Group Co. Ltd.	339,000	433,698
Lee & Man Paper Manufacturing Ltd.	1,017,000	793,445
Legend Holdings Corp., Class H(c)	316,400	544,044
Li Ning Co. Ltd.	1,638,500	4,310,155
Luye Pharma Group Ltd.(c)	904,000	551,004
Maanshan Iron & Steel Co. Ltd., Class A	384,200	152,247
Maanshan Iron & Steel Co. Ltd., Class H(b)	678,000	247,952
Nanjing Iron & Steel Co. Ltd., Class A	271,200	119,495
New Hope Liuhe Co. Ltd., Class A	113,000	391,205
Nexteer Automotive Group Ltd.	678,000	499,383
Noah Holdings Ltd.(a)(b)	27,007	766,459
PICC Property & Casualty Co. Ltd., Class H	5,651,000	5,851,826
Shandong Buchang Pharmaceuticals Co. Ltd., Class A	56,500	172,162
Shandong Hualu Hengsheng Chemical Co. Ltd., Class A	79,100	191,011
Shandong Weigao Group Medical Polymer Co. Ltd., Class H	1,808,000	2,329,296
Shanghai Baosight Software Co. Ltd., Class A	45,200	293,501
Shanghai Industrial Holdings Ltd.	399,000	704,505
Shanghai Mechanical and Electrical Industry Co. Ltd., Class A	45,200	96,088
Shanxi Taigang Stainless Steel Co. Ltd., Class A	316,400	159,327
Shenzhen Airport Co. Ltd., Class A	101,700	117,410
Shenzhen Expressway Co. Ltd., Class H	678,000	820,416
Shenzhen International Holdings Ltd.	791,000	1,514,390
Shenzhen Investment Ltd.	2,486,000	835,786
Shimao Property Holdings Ltd.	960,500	3,438,699

S c h e d u l e o f I n v e s t m e n t s	21

Schedule of Investments (unaudited) (continued)	iShares® Edge MSCI Multifactor Emerging Markets ETF
February 29, 2020	(Percentages shown are based on Net Assets)

Security	Shares	Value

China (continued)
Shui On Land Ltd.	3,051,000	$606,829
Sino Biopharmaceutical Ltd.	5,763,000	8,341,617
Sinolink Securities Co. Ltd., Class A	146,900	210,151
Sinopec Engineering Group Co. Ltd., Class H	1,186,500	587,689
Sinotruk Hong Kong Ltd.	565,000	1,080,257
SSY Group Ltd.	1,356,000	1,136,228
Sun Art Retail Group Ltd.	1,977,500	2,527,367
TangShan Port Group Co. Ltd., Class A	293,800	97,090
Tencent Holdings Ltd.	237,300	11,753,781
Topchoice Medical Corp., Class A(a)	11,300	168,267
Towngas China Co. Ltd.	830,000	481,403
Uni-President China Holdings Ltd.	1,130,000	1,165,808
Weichai Power Co. Ltd., Class H	1,582,000	3,114,041
Weifu High-Technology Group Co. Ltd., Class A	45,200	126,867
Wuhan Guide Infrared Co. Ltd., Class A	43,796	297,165
WUS Printed Circuit Kunshan Co. Ltd., Class A	79,100	295,343
Yuexiu Property Co. Ltd.	5,650,000	1,152,758
Yum China Holdings Inc.	253,685	11,108,866
Yuzhou Properties Co. Ltd.	1,356,000	664,685
Zhejiang Expressway Co. Ltd., Class H	1,130,000	854,056
Zhejiang Semir Garment Co. Ltd., Class A	90,400	100,485
Zhejiang Wolwo Bio-Pharmaceutical Co. Ltd., Class A	22,600	139,605
Zhongsheng Group Holdings Ltd.	452,000	1,719,712
Zoomlion Heavy Industry Science and Technology Co. Ltd., Class H	1,084,800	899,238
		185,382,986
Czech Republic — 0.3%
Moneta Money Bank AS(c)	414,145	1,365,743

India — 6.0%
Bharti Infratel Ltd.	269,731	801,522
Colgate-Palmolive India Ltd.	54,127	964,074
Divi’s Laboratories Ltd.	65,879	1,923,355
Dr. Reddy’s Laboratories Ltd.	95,146	3,859,104
HDFC Asset Management Co. Ltd.(c)	35,218	1,533,015
Hindustan Petroleum Corp. Ltd.	510,082	1,396,289
Infosys Ltd.	1,059,714	10,744,348
Petronet LNG Ltd.	478,668	1,629,000
REC Ltd.	559,802	913,772
Tech Mahindra Ltd.	378,550	3,904,703
		27,669,182
Indonesia — 1.1%
Adaro Energy Tbk PT	11,944,100	961,522
Bukit Asam Tbk PT	2,542,500	396,947
Indofood Sukses Makmur Tbk PT	3,582,100	1,622,837
Kalbe Farma Tbk PT	17,266,400	1,468,201
Pakuwon Jati Tbk PT	14,509,200	535,973
		4,985,480
Malaysia — 0.7%
AirAsia Group Bhd	1,243,000	294,899
AMMB Holdings Bhd	1,356,000	1,190,320
Nestle Malaysia Bhd	50,000	1,696,323
		3,181,542
Mexico — 0.2%
Megacable Holdings SAB de CV, CPO	259,900	865,174

Philippines — 0.7%
Altus San Nicolas Corp.	30,439	3,102
Megaworld Corp.	9,040,600	603,002
PLDT Inc.	71,190	1,382,601
Security	Shares	Value

Philippines (continued)
Robinsons Land Corp.	1,649,800	$689,372
Security Bank Corp.	179,670	544,209
		3,222,286
Poland — 0.2%
PGE Polska Grupa Energetyczna SA(a)	689,413	781,616

Qatar — 1.8%
Barwa Real Estate Co.	1,734,889	1,467,317
Commercial Bank PSQC (The)	1,665,846	2,056,572
Mesaieed Petrochemical Holding Co.	1,025,927	495,428
Ooredoo QPSC	688,961	1,188,713
Qatar Fuel QSC	323,327	1,702,510
Qatar International Islamic Bank QSC	635,060	1,472,733
		8,383,273
Russia — 0.7%
Inter RAO UES PJSC	29,719,000	2,301,453
Magnitogorsk Iron & Steel Works PJSC	1,853,200	1,102,682
		3,404,135
Saudi Arabia — 2.6%
Advanced Petrochemical Co.	45,856	548,218
Arab National Bank	490,872	3,310,426
Bank Al-Jazira	173,568	644,027
Bupa Arabia for Cooperative Insurance Co.	22,374	578,509
Dar Al Arkan Real Estate Development Co.(a)	224,757	561,368
Jarir Marketing Co.	24,973	1,010,503
Riyad Bank	510,534	2,983,048
Saudi Airlines Catering Co.	32,883	799,395
Saudi Cement Co.	61,246	995,870
Saudi Industrial Investment Group	97,406	547,333
		11,978,697
South Africa — 6.1%
Anglo American Platinum Ltd.	44,183	2,941,526
AngloGold Ashanti Ltd.	341,034	6,021,614
Exxaro Resources Ltd.	63,167	449,716
Impala Platinum Holdings Ltd.(a)	656,756	5,203,867
Investec Ltd.	237,526	1,190,838
Kumba Iron Ore Ltd.	52,545	937,470
Liberty Holdings Ltd.	108,028	643,505
Momentum Metropolitan Holdings	747,043	845,270
Mr. Price Group Ltd.	210,858	2,023,534
Old Mutual Ltd.	3,970,933	3,952,885
Reinet Investments SCA	119,780	2,454,533
RMB Holdings Ltd.	213,909	952,641
Telkom SA SOC Ltd.	231,650	384,034
		28,001,433
South Korea — 9.5%
BNK Financial Group Inc.	230,633	1,171,680
Coway Co. Ltd.	42,375	2,403,983
Daelim Industrial Co. Ltd.(a)	22,713	1,355,861
DB Insurance Co. Ltd.	40,906	1,458,403
Hana Financial Group Inc.	108,141	2,795,906
Hankook Tire & Technology Co. Ltd.	60,681	1,274,076
Hyundai Department Store Co. Ltd.	11,639	679,461
Hyundai Marine & Fire Insurance Co. Ltd.	52,319	973,577
Kia Motors Corp.	216,960	6,475,751
LG Uplus Corp.	90,739	986,212
Samsung Electronics Co. Ltd.	181,139	8,083,766
SK Hynix Inc.	178,314	12,905,558

22	2 0 2 0 i S h a r e s S e m i - A n n u a l R e p o r t t o S h a r e h o l d e r s

Schedule of Investments (unaudited) (continued)	iShares® Edge MSCI Multifactor Emerging Markets ETF
February 29, 2020	(Percentages shown are based on Net Assets)

Security	Shares	Value

South Korea (continued)
SK Telecom Co. Ltd.	16,611	$2,906,412
		43,470,646
Taiwan — 14.5%
Accton Technology Corp.	452,000	2,440,661
Asia Cement Corp.	1,808,000	2,648,155
Chicony Electronics Co. Ltd.	452,169	1,246,920
Compal Electronics Inc.	3,277,000	1,996,752
Feng TAY Enterprise Co. Ltd.	268,968	1,518,966
Formosa Taffeta Co. Ltd.	678,000	750,111
Foxconn Technology Co. Ltd.	791,000	1,554,335
Inventec Corp.	2,034,000	1,541,647
Lite-On Technology Corp.	1,752,718	2,538,241
Micro-Star International Co. Ltd.	565,000	1,694,282
Nanya Technology Corp.	1,017,000	2,596,281
Novatek Microelectronics Corp.	477,000	3,079,757
Phison Electronics Corp.	113,000	1,244,588
Pou Chen Corp.	1,808,000	2,036,123
Powertech Technology Inc.	610,000	2,054,856
Realtek Semiconductor Corp.	452,000	3,358,708
Ruentex Development Co. Ltd.	452,000	612,778
Ruentex Industries Ltd.	281,400	628,235
Standard Foods Corp.	339,000	760,188
Synnex Technology International Corp.	1,130,000	1,403,193
Taiwan Business Bank	3,277,104	1,298,742
Taiwan Semiconductor Manufacturing Co. Ltd.	1,062,000	11,083,142
United Microelectronics Corp.	9,040,000	4,567,843
Walsin Technology Corp.	226,000	1,589,788
Win Semiconductors Corp.	280,000	2,529,104
Winbond Electronics Corp.	2,373,000	1,253,918
Wistron Corp.	2,260,063	2,019,013
WPG Holdings Ltd.	1,243,160	1,592,979
Yageo Corp.	226,358	3,065,004
Zhen Ding Technology Holding Ltd.	452,000	1,724,137
		66,428,447
Thailand — 0.4%
Krung Thai Bank PCL, NVDR	3,017,100	1,338,596
TMB Bank PCL, NVDR(b)	9,474,089	327,262
		1,665,858
United Arab Emirates — 1.4%
Aldar Properties PJSC	3,137,784	1,811,131
Dubai Islamic Bank PJSC	1,324,812	1,947,775
Emaar Properties PJSC	2,869,070	2,734,010
		6,492,916

Total Common Stocks — 95.9%
(Cost: $445,093,886)		439,416,097
Security	Shares	Value

Preferred Stocks

Brazil — 2.9%
Itausa-Investimentos Itau SA, Preference Shares, NVS	3,288,338	$8,753,547
Telefonica Brasil SA, Preference Shares, NVS	372,900	4,412,000
		13,165,547
Russia — 0.6%
Surgutneftegas PJSC, Preference Shares, NVS	5,717,800	2,788,278

Total Preferred Stocks — 3.5%
(Cost: $17,123,550)		15,953,825

Short-Term Investments

Money Market Funds — 0.8%
BlackRock Cash Funds: Institutional, SL Agency Shares, 1.74%(d)(e)(f)	2,735,981	2,737,896
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.52%(d)(e)	785,000	785,000
		3,522,896

Total Short-Term Investments — 0.8%
(Cost: $3,521,815)		3,522,896

Total Investments in Securities — 100.2%
(Cost: $465,739,251)		458,892,818

Other Assets, Less Liabilities — (0.2)%		(966,229)

Net Assets — 100.0%		$457,926,589

(a)	Non-income producing security.

(b)	All or a portion of this security is on loan.

(c)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Affiliate of the Fund.

(e)	Annualized 7-day yield as of period-end.

(f)	All or a portion of this security was purchased with cash collateral received from loaned securities.

S c h e d u l e o f I n v e s t m e n t s	23

Schedule of Investments (unaudited) (continued)	iShares® Edge MSCI Multifactor Emerging Markets ETF
February 29, 2020

Affiliates

Investments in issuers considered to be affiliates of the Fund during the six months ended February 29, 2020, for purposes of Section 2(a)(3) of the 1940Act, were as follows:

Affiliated Issuer	Shares Held at 08/31/19	Net Activity	Shares Held at 02/29/20	Value at 02/29/20	Income		Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	3,212,175	(476,194)	2,735,981	$2,737,896	$21,527	(b)	$(537)	$922
BlackRock Cash Funds: Treasury, SL Agency Shares	300,000	485,000	785,000	785,000	6,149		—	—
				$3,522,896	$27,676		$(537)	$922

(a)	Includes realized capital gain distributions from an affiliated fund, if any.

(b)	Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
MSCI Emerging Markets E-Mini	45	03/20/20	$2,270	$(133,194)

Derivative Financial Instruments Categorized by Risk Exposure

As of February 29, 2020, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

Equity Contracts
Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$133,194

(a)	Net cumulative appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the six months ended February 29, 2020, the effect of derivative financial instruments in the Statements of Operations was as follows:

Equity Contracts
Net Realized Gain (Loss) from:
Futures contracts	$68,120
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$(64,397)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$1,785,100

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

24	2 0 2 0 i S h a r e s S e m i - A n n u a l R e p o r t t o S h a r e h o l d e r s

Schedule of Investments (unaudited) (continued)	iShares® Edge MSCI Multifactor Emerging Markets ETF
February 29, 2020

Fair Value Measurements (continued)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of February 29, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$439,412,995	$3,102	$—	$439,416,097
Preferred Stocks	15,953,825	—	—	15,953,825
Money Market Funds	3,522,896	—	—	3,522,896
	$458,889,716	$3,102	$—	$458,892,818
Derivative financial instruments(a)
Liabilities
Futures Contracts	$(133,194)	$—	$—	$(133,194)

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements

S c h e d u l e o f I n v e s t m e n t s	25

Schedule of Investments (unaudited)	iShares® ESG MSCI EM ETF
February 29, 2020	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Argentina — 0.1%
Globant SA(a)	18,971	$2,143,913

Brazil — 4.3%
Atacadao SA	1,250,000	5,732,382
B3 SA - Brasil, Bolsa, Balcao	2,048,500	21,794,244
Banco Bradesco SA	416,242	2,517,758
Banco do Brasil SA	566,400	5,882,882
Banco Santander Brasil SA	876,200	7,741,144
Cielo SA	1,277,400	1,939,466
Cosan SA	273,700	4,438,870
Energisa SA	150,900	1,806,124
Klabin SA	526,600	2,246,861
Localiza Rent a Car SA	1,097,722	12,053,489
Lojas Renner SA	449,810	5,313,992
Natura & Co. Holding SA	764,600	7,712,687
Petrobras Distribuidora SA	388,100	2,245,168
Ultrapar Participacoes SA	1,631,700	6,900,543
		88,325,610
Chile — 0.9%
Empresas COPEC SA	883,078	6,834,643
Enel Americas SA	68,787,097	11,487,855
		18,322,498
China — 33.2%
3SBio Inc.(a)(b)	1,698,500	1,761,041
AAC Technologies Holdings Inc.	568,000	3,720,803
Aisino Corp., Class A	812,595	2,743,447
Alibaba Group Holding Ltd., ADR(a)	637,889	132,680,912
Alibaba Health Information Technology Ltd.(a)	2,468,000	4,731,385
Alibaba Pictures Group Ltd.(a)	14,680,000	1,977,916
A-Living Services Co. Ltd., Class H(b)	840,000	3,761,813
Autohome Inc., ADR(a)	27,979	2,173,129
BAIC Motor Corp. Ltd., Class H(b)	11,085,500	5,433,894
Baidu Inc., ADR(a)	32,842	3,940,383
BBMG Corp., Class H	7,500,000	2,107,647
Beijing Oriental Yuhong Waterproof Technology Co. Ltd., Class A	637,995	2,834,844
BOC Aviation Ltd.(b)	514,000	4,461,937
BOE Technology Group Co. Ltd., Class A	4,322,100	3,029,712
Brilliance China Automotive Holdings Ltd.	2,404,000	2,035,968
BYD Co. Ltd., Class A	394,916	3,693,122
BYD Co. Ltd., Class H(c)	803,000	4,915,033
BYD Electronic International Co. Ltd.(c)	1,154,000	2,161,978
Caitong Securities Co. Ltd., Class A	1,479,887	2,349,968
China Agri-Industries Holdings Ltd.	4,198,000	2,278,638
China CITIC Bank Corp. Ltd., Class H	4,466,000	2,320,953
China Construction Bank Corp., Class H	29,978,000	24,234,594
China Eastern Airlines Corp. Ltd., Class A(a)	3,025,400	1,964,939
China Everbright Bank Co. Ltd., Class H	10,042,000	4,020,382
China Everbright International Ltd.	3,125,666	2,081,625
China International Capital Corp. Ltd., Class H(b)	1,945,600	3,590,087
China Lesso Group Holdings Ltd.	2,757,000	4,139,188
China Life Insurance Co. Ltd., Class H	1,527,000	3,577,934
China Mengniu Dairy Co. Ltd.	617,000	2,212,888
China Merchants Bank Co. Ltd., Class H	3,007,500	14,182,589
China Merchants Shekou Industrial Zone Holdings Co. Ltd., Class A	2,084,271	5,170,275
China Minsheng Banking Corp. Ltd., Class H	11,674,500	7,879,825
China Mobile Ltd.	1,299,000	10,217,912
Security	Shares	Value

China (continued)
China Molybdenum Co. Ltd., Class A	3,116,000	$1,814,271
China Molybdenum Co. Ltd., Class H	12,054,000	4,501,080
China Pacific Insurance Group Co. Ltd., Class H	1,035,200	3,407,251
China Vanke Co. Ltd., Class H	732,000	2,817,895
Country Garden Services Holdings Co. Ltd.	1,998,000	7,794,022
CSPC Pharmaceutical Group Ltd.	1,572,000	3,582,515
Eve Energy Co. Ltd., Class A(a)	349,924	3,331,441
Everbright Securities Co. Ltd., Class A	1,312,597	2,230,788
Fosun International Ltd.	5,346,500	6,812,576
Founder Securities Co. Ltd., Class A	2,224,666	2,329,627
Geely Automobile Holdings Ltd.	6,474,000	11,514,059
Genscript Biotech Corp.(a)	984,000	2,048,040
Glodon Co. Ltd., Class A	479,685	3,068,112
Greentown Service Group Co. Ltd.	2,524,000	3,154,575
Guangzhou Automobile Group Co. Ltd., Class H	2,317,200	2,583,901
Huadong Medicine Co. Ltd., Class A	735,312	2,030,203
Huaxia Bank Co. Ltd., Class A	4,883,332	4,855,248
Hutchison China MediTech Ltd., ADR(a)	82,467	1,923,130
Industrial & Commercial Bank of China Ltd., Class H	14,437,000	9,874,081
Industrial Bank Co. Ltd., Class A	1,162,897	2,876,383
JD.com Inc., ADR(a)	173,708	6,689,495
Kingboard Laminates Holdings Ltd.	2,048,500	2,042,441
Kingdee International Software Group Co. Ltd.	5,953,000	7,615,941
Legend Holdings Corp., Class H(b)	2,686,000	4,618,525
Lenovo Group Ltd.	8,260,000	5,098,209
Meituan Dianping, Class B(a)	812,500	10,311,271
NetEase Inc., ADR	21,875	6,971,781
NIO Inc., ADR(a)(c)	823,971	3,403,000
Orient Securities Co. Ltd., Class A	1,500,097	2,139,562
Pinduoduo Inc., ADR(a)	111,599	3,993,012
Ping An Healthcare and Technology Co. Ltd.(a)(b)	211,100	2,062,769
Ping An Insurance Group Co. of China Ltd., Class A	206,700	2,298,178
Ping An Insurance Group Co. of China Ltd., Class H	2,506,000	27,863,917
Shanghai Pharmaceuticals Holding Co. Ltd., Class A	881,896	2,355,440
Shanghai Pharmaceuticals Holding Co. Ltd., Class H	3,361,900	6,151,724
Shanghai Pudong Development Bank Co. Ltd., Class A	1,354,792	2,102,872
Shenzhen Inovance Technology Co. Ltd., Class A	704,700	2,854,004
Shenzhou International Group Holdings Ltd.	437,500	5,375,383
Shui On Land Ltd.	15,398,000	3,062,588
Sino Biopharmaceutical Ltd.	2,231,000	3,229,247
Sinopharm Group Co. Ltd., Class H.	1,000,000	3,086,083
Sinotrans Ltd., Class H.	13,135,000	3,708,048
SOHO China Ltd.	14,375,000	5,201,750
Sunac China Holdings Ltd.	816,000	4,450,119
Suning.com Co. Ltd., Class A.	4,087,271	5,426,150
Sunny Optical Technology Group Co. Ltd.	304,300	4,732,571
TAL Education Group, ADR(a)(c).	84,260	4,582,901
TCL Technology Group Corp., Class A	5,859,600	4,928,965
Tencent Holdings Ltd.	2,242,600	111,078,923
Towngas China Co. Ltd.	3,386,000	1,963,893
TravelSky Technology Ltd., Class H.	1,050,000	2,053,368
Trip.com Group Ltd., ADR(a) .	142,000	4,311,120
Unisplendour Corp. Ltd., Class A	724,030	4,704,507
Vipshop Holdings Ltd., ADR(a)(c)	267,750	3,435,233
Wanda Film Holding Co. Ltd., Class A(a).	609,100	1,411,608
WuXi AppTec Co. Ltd., Class A	151,064	2,290,748
WuXi AppTec Co. Ltd., Class H(b)	370,300	5,459,669
Wuxi Biologics Cayman Inc.(a)(b) .	641,000	9,376,817
Xinjiang Goldwind Science & Technology Co. Ltd., Class A	1,344,871	2,023,983

26	2 0 2 0 i S h a r e s S e m i - A n n u a l R e p o r t t o S h a r e h o l d e r s

Schedule of Investments (unaudited) (continued)	iShares® ESG MSCI EM ETF
February 29, 2020	(Percentages shown are based on Net Assets)

Security	Shares	Value

China (continued)
Xinjiang Goldwind Science & Technology Co. Ltd.,
Class H	2,552,136	$2,534,763
Xinyi Solar Holdings Ltd.	3,822,000	3,025,996
Yum China Holdings Inc.	77,760	3,405,110
Yuzhou Properties Co. Ltd.	12,844,000	6,295,876
Zoomlion Heavy Industry Science and Technology Co. Ltd., Class H	3,100,400	2,570,057
		673,233,576
Colombia — 0.2%
Bancolombia SA	200,625	2,205,876
Interconexion Electrica SA ESP	357,275	1,873,471
		4,079,347
Czech Republic — 0.2%
Komercni Banka AS	125,625	3,828,693

Greece — 0.2%
Alpha Bank AE(a)	1,356,698	1,917,970
OPAP SA	191,034	2,035,460
		3,953,430
Hungary — 0.8%
MOL Hungarian Oil & Gas PLC	2,201,366	16,930,106

India — 9.1%
Ashok Leyland Ltd.	1,917,797	1,857,540
Asian Paints Ltd.	572,643	14,266,581
Axis Bank Ltd.	525,000	5,072,678
Axis Bank Ltd., GDR(d)	66,880	3,156,736
Bajaj Finance Ltd.	63,901	3,954,305
Bandhan Bank Ltd.(b)	360,597	1,916,222
Bharat Petroleum Corp. Ltd.	342,753	2,024,911
Bharti Airtel Ltd.(a)	418,373	3,034,860
Dabur India Ltd.	1,386,769	9,533,046
Eicher Motors Ltd.	9,080	2,088,881
HCL Technologies Ltd.	678,813	5,026,137
Hero MotoCorp Ltd.	72,946	2,073,883
Hindalco Industries Ltd.	28,430	61,416
Hindustan Unilever Ltd.	423,685	12,767,644
Housing Development Finance Corp. Ltd.	798,172	24,063,778
ICICI Bank Ltd.	894,529	6,163,502
Indian Oil Corp. Ltd.	2,131,916	3,123,984
Infosys Ltd.	1,945,625	19,726,523
Mahindra & Mahindra Ltd.	332,592	2,106,366
Mahindra & Mahindra Ltd., GDR	618,125	3,850,919
Marico Ltd.	1,089,146	4,508,711
Nestle India Ltd.	35,992	7,869,365
Power Grid Corp. of India Ltd.	1,077,225	2,709,202
REC Ltd.	1,113,555	1,817,671
Reliance Industries Ltd.	715,734	13,177,122
Reliance Industries Ltd., GDR(b)	78,416	2,850,422
Tata Consultancy Services Ltd.	538,125	14,914,341
Titan Co. Ltd.	321,455	5,587,907
UPL Ltd.	335,000	2,412,436
Wipro Ltd.	867,500	2,661,972
		184,379,061
Indonesia — 1.5%
Astra International Tbk PT	1,421,700	547,475
Bank Central Asia Tbk PT	5,484,700	12,022,569
Bank Negara Indonesia Persero Tbk PT	8,326,200	4,076,777
Bank Rakyat Indonesia Persero Tbk PT	30,406,500	8,879,821
Kalbe Farma Tbk PT	22,187,600	1,886,661
Security	Shares	Value

Indonesia (continued)
Unilever Indonesia Tbk PT	4,936,500	$2,348,257
United Tractors Tbk PT	107,600	124,493
		29,886,053
Malaysia — 3.2%
AMMB Holdings Bhd	2,970,300	2,607,381
Axiata Group Bhd	2,812,500	2,789,146
Malayan Banking Bhd	2,769,600	5,532,629
Maxis Bhd(c)	6,375,000	8,212,633
Nestle Malaysia Bhd	281,300	9,543,511
Petronas Dagangan Bhd	664,900	3,602,922
Public Bank Bhd	4,493,400	18,229,452
RHB Bank Bhd	6,312,500	8,311,833
Sime Darby Plantation Bhd	3,125,000	3,677,343
Telekom Malaysia Bhd	2,375,000	2,084,816
		64,591,666
Mexico — 2.2%
Alsea SAB de CV(a)	958,000	1,931,824
Arca Continental SAB de CV	375,000	2,045,627
Cemex SAB de CV, CPO, NVS	12,562,500	4,023,249
Coca-Cola Femsa SAB de CV .	1,063,100	5,852,380
Fomento Economico Mexicano SAB de CV	328,600	2,642,710
Grupo Financiero Banorte SAB de CV, Class O	1,437,500	7,743,540
Infraestructura Energetica Nova SAB de CV	2,609,500	11,286,106
Wal-Mart de Mexico SAB de CV	3,250,000	9,062,208
		44,587,644
Philippines — 0.6%
BDO Unibank Inc.	2,962,500	8,078,224
Globe Telecom Inc.	57,850	2,018,934
SM Prime Holdings Inc.	2,892,900	2,173,577
		12,270,735
Poland — 0.6%
Bank Polska Kasa Opieki SA	99,375	2,219,032
KGHM Polska Miedz SA(a)	211,059	3,776,118
Polski Koncern Naftowy ORLEN SA	268,542	3,994,040
Santander Bank Polska SA	33,566	2,135,175
		12,124,365
Qatar — 0.7%
Qatar Fuel QSC	147,828	778,403
Qatar National Bank QPSC	2,526,477	12,986,338
		13,764,741
Russia — 3.7%
Gazprom PJSC	3,396,960	10,243,957
Gazprom PJSC, ADR	342,500	2,065,275
Inter RAO UES PJSC	21,202,635	1,641,942
LUKOIL PJSC	236,191	20,032,301
Novatek PJSC, GDR(d)	56,875	8,150,187
Novolipetsk Steel PJSC	1,918,670	3,567,241
Polymetal International PLC	476,851	7,274,107
Polyus PJSC	40,472	5,097,545
Rosneft Oil Co. PJSC	41,720	250,444
Rosneft Oil Co. PJSC, GDR(d)	347,194	2,100,524
Sberbank of Russia PJSC	4,413,510	15,326,439
		75,749,962
Saudi Arabia — 1.7%
Almarai Co. JSC	256,875	3,136,046
Banque Saudi Fransi	562,500	5,105,458
National Commercial Bank	454,375	5,365,537
Samba Financial Group	281,669	2,015,944

S c h e d u l e o f I n v e s t m e n t s	27

Schedule of Investments (unaudited) (continued)	iShares® ESG MSCI EM ETF
February 29, 2020	(Percentages shown are based on Net Assets)

Security	Shares	Value

Saudi Arabia (continued)
Saudi Arabian Mining Co.(a)	397,500	$4,036,985
Saudi Basic Industries Corp.	625,000	13,111,422
Saudi British Bank (The)	323,750	2,433,626
		35,205,018
South Africa — 5.1%
Absa Group Ltd.	561,250	4,720,044
Bidvest Group Ltd. (The)	153,125	1,752,058
Clicks Group Ltd.	290,000	4,341,290
FirstRand Ltd.	713,750	2,500,836
Gold Fields Ltd.	358,082	2,099,121
Growthpoint Properties Ltd.	3,410,000	3,815,021
Impala Platinum Holdings Ltd.(a)	208,148	1,649,280
Investec Ltd.	2,054,375	10,299,625
Kumba Iron Ore Ltd.	201,875	3,601,707
MultiChoice Group Ltd.(a)	312,072	1,793,697
Naspers Ltd., Class N	161,875	24,499,550
Nedbank Group Ltd.	216,102	2,426,074
NEPI Rockcastle PLC	541,210	3,921,936
Old Mutual Ltd.	10,762,576	10,713,660
Standard Bank Group Ltd.	841,250	7,941,113
Vodacom Group Ltd.	2,249,932	15,685,093
Woolworths Holdings Ltd.	1,235,361	2,807,371
		104,567,476
South Korea — 10.6%
Amorepacific Corp.(a)	28,125	3,728,386
AMOREPACIFIC Group(a)	51,875	2,648,209
BNK Financial Group Inc.	354,805	1,802,509
GS Holdings Corp.	192,844	6,549,868
Hana Financial Group Inc.	73,554	1,901,684
Hankook Tire & Technology Co. Ltd.	93,125	1,955,280
Hyundai Marine & Fire Insurance Co. Ltd.	113,313	2,108,583
KB Financial Group Inc.	255,859	8,195,072
LG Chem Ltd.	29,375	8,900,782
LG Corp.	94,375	5,245,214
LG Display Co. Ltd.(a)(c)	496,368	5,558,341
LG Electronics Inc.	146,875	7,304,446
LG Household & Health Care Ltd.	4,375	4,398,415
LG Innotek Co. Ltd.	22,535	2,412,145
NAVER Corp.	59,916	8,584,096
NCSoft Corp.	6,875	3,673,837
POSCO	54,520	8,776,171
Samsung Card Co. Ltd.	69,645	1,932,513
Samsung Electro-Mechanics Co. Ltd.	22,102	2,293,003
Samsung Electronics Co. Ltd.	1,714,520	76,514,602
Samsung Fire & Marine Insurance Co. Ltd.	12,553	2,046,516
Samsung SDI Co. Ltd.	30,693	7,455,278
Shinhan Financial Group Co. Ltd.	510,801	13,584,909
SK Holdings Co. Ltd.	38,185	6,036,657
SK Hynix Inc.	138,228	10,004,316
SK Innovation Co. Ltd.	35,180	3,273,232
SK Telecom Co. Ltd.	29,403	5,144,617
S-Oil Corp.	55,194	3,026,694
		215,055,375
Taiwan — 13.5%
Acer Inc.	11,093,000	5,989,879
ASE Technology Holding Co. Ltd.	1,030,186	2,425,808
Catcher Technology Co. Ltd.	253,000	1,980,251
Cathay Financial Holding Co. Ltd.	8,697,110	11,503,468
Chailease Holding Co. Ltd.	741,300	2,815,420
Security	Shares	Value

Taiwan (continued)
China Steel Corp.	3,247,000	$2,466,388
Chunghwa Telecom Co. Ltd.	2,276,000	8,117,968
CTBC Financial Holding Co. Ltd.	9,400,000	7,047,012
Delta Electronics Inc.	1,382,000	6,389,802
E.Sun Financial Holding Co. Ltd.	24,504,390	23,509,388
Eva Airways Corp.	5,625,000	2,238,519
Far Eastern New Century Corp.	3,750,000	3,498,654
Far EasTone Telecommunications Co. Ltd.	1,250,000	2,728,744
First Financial Holding Co. Ltd.	11,439,000	8,953,394
Fubon Financial Holding Co. Ltd.	9,584,000	14,069,215
Hiwin Technologies Corp.	203,050	2,021,816
Hotai Motor Co. Ltd.	282,000	5,839,396
Inventec Corp.	5,196,000	3,938,249
Lite-On Technology Corp.	2,752,039	3,985,433
MediaTek Inc.	382,000	4,541,687
President Chain Store Corp.	807,000	7,902,228
Taishin Financial Holding Co. Ltd.	26,113,054	12,246,086
Taiwan Business Bank	14,504,500	5,748,245
Taiwan Mobile Co. Ltd.	625,000	2,167,308
Taiwan Semiconductor Manufacturing Co. Ltd.	10,263,000	107,105,732
Tatung Co. Ltd.(a)	3,003,000	2,087,655
Win Semiconductors Corp.	226,000	2,041,348
Wistron Corp.	8,584,768	7,669,148
Yuanta Financial Holding Co. Ltd.	4,488,000	2,845,807
		273,874,048
Thailand — 3.2%
Bangkok Dusit Medical Services PCL, NVDR	2,914,700	2,050,589
BTS Group Holdings PCL, NVDR	9,974,300	3,445,409
Central Pattana PCL, NVDR	1,312,500	2,204,484
Kasikornbank PCL	625,000	2,366,899
Kasikornbank PCL, NVDR	1,625,000	6,128,189
Minor International PCL, NVDR	18,665,100	16,266,527
PTT Exploration & Production PCL, NVDR	1,191,200	4,001,496
PTT PCL, NVDR	6,862,600	8,481,743
Siam Cement PCL (The), NVDR	1,004,300	9,866,360
Siam Commercial Bank PCL (The), NVDR	2,812,500	7,776,600
Total Access Communication PCL, NVDR	1,646,600	1,904,640
		64,492,936
Turkey — 0.4%
Arcelik AS(a)	1,438,593	4,277,162
Turkcell Iletisim Hizmetleri AS	1,434,540	3,177,027
		7,454,189
United Arab Emirates — 0.9%
Abu Dhabi Commercial Bank PJSC	4,023,750	7,811,086
First Abu Dhabi Bank PJSC	2,491,875	9,715,388
		17,526,474
Total Common Stocks — 96.9%
(Cost: $2,095,834,334)		1,966,346,916

Preferred Stocks

Brazil — 2.0%
Banco Bradesco SA, Preference Shares, NVS	1,500,046	10,150,700
Cia. Brasileira de Distribuicao, Preference Shares, NVS	239,500	3,827,944
Cia. Energetica de Minas Gerais, Preference Shares, NVS	2,483,182	7,683,491
Itau Unibanco Holding SA, Preference Shares, NVS	1,429,210	10,137,028
Itausa-Investimentos Itau SA, Preference Shares, NVS	1,500,031	3,993,078

28	2 0 2 0 i S h a r e s S e m i - A n n u a l R e p o r t t o S h a r e h o l d e r s

Schedule of Investments (unaudited) (continued)	iShares® ESG MSCI EM ETF
February 29, 2020	(Percentages shown are based on Net Assets)

Security	Shares	Value

Brazil (continued)
Telefonica Brasil SA, Preference Shares, NVS	453,800	$5,369,176
		41,161,417
Colombia — 0.1%
Bancolombia SA, Preference Shares, NVS	213,125	2,528,376

South Korea — 0.8%
LG Household & Health Care Ltd., Preference Shares, NVS	3,556	2,146,190
Samsung Electronics Co. Ltd., Preference Shares, NVS .	345,961	12,975,318
		15,121,508

Total Preferred Stocks — 2.9%
(Cost: $66,184,575)		58,811,301

Rights

China — 0.0%
Legend Holdings Corp. Class H, (Expires 04/16/20)(a)	29,546	0	(e)

Total Rights — 0.0%
(Cost: $0)		0	(e)

Warrants

Thailand — 0.0%
BTS Group Holdings PCL (Expires 02/16/21)(a)	437,580	11,926

Total Warrants — 0.0%
(Cost: $0)		11,926
Security	Shares	Value

Short-Term Investments

Money Market Funds — 0.6%
BlackRock Cash Funds: Institutional, SL Agency Shares, 1.74%(f)(g)(h)	11,861,712	$11,870,015

Total Short-Term Investments — 0.6%
(Cost: $11,867,321)		11,870,015

Total Investments in Securities — 100.4%
(Cost: $2,173,886,230)		2,037,040,158

Other Assets, Less Liabilities — (0.4)%		(7,683,836)

Net Assets — 100.0%		$2,029,356,322

(a)	Non-income producing security.

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	All or a portion of this security is on loan.

(d)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.

(e)	Rounds to less than $1.

(f)	Affiliate of the Fund.

(g)	Annualized 7-day yield as of period-end.

(h)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the six months ended February 29, 2020, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated Issuer	Shares Held at 08/31/19	Net Activity	Shares Held at 02/29/20	Value at 02/29/20	Income		Net Realized Gain (Loss)(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	5,712,482	6,149,230	11,861,712	$11,870,015	$189,631	(b)	$1,109	$988
BlackRock Cash Funds: Treasury, SL Agency Shares	1,431,000	(1,431,000)	—	—	15,270		—	—
				$11,870,015	$204,901		$1,109	$988

(a)	Includes realized capital gain distributions from an affiliated fund, if any.

(b)	Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Futures Contracts

				Value/
			Notional	Unrealized
	Number of	Expiration	Amount	Appreciation
Description	Contracts	Date	(000)	(Depreciation)
Long Contracts
MSCI Emerging Markets E-Mini	148	03/20/20	$7,465	$(266,110)

S c h e d u l e o f I n v e s t m e n t s	29

Schedule of Investments (unaudited) (continued)	iShares® ESG MSCI EM ETF
February 29, 2020

Derivative Financial Instruments Categorized by Risk Exposure

As of February 29, 2020, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

Equity Contracts
Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$266,110

(a)	Net cumulative appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day's variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the six months ended February 29, 2020, the effect of derivative financial instruments in the Statements of Operations was as follows:

Equity Contracts
Net Realized Gain (Loss) from:
Futures contracts	$(60,032)
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$(241,612)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$3,664,273

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund's policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of February 29, 2020. The breakdown of the Fund's investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2		Level 3	Total
Investments
Assets
Common Stocks	$1,966,346,916	$—		$—	$1,966,346,916
Preferred Stocks	58,811,301	—		—	58,811,301
Rights	—	0	(a)	—	0	(a)
Warrants	11,926	—		—	11,926
Money Market Funds	11,870,015	—		—	11,870,015
	$2,037,040,158	$0	(a)	$—	$2,037,040,158
Derivative financial instruments(b)
Liabilities
Futures Contracts	$(266,110)	$—		$—	$(266,110)

(a)	Rounds to less than $1.

(b)	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

30	2 0 2 0 i S h a r e s S e m i - A n n u a l R e p o r t t o S h a r e h o l d e r s

Schedule of Investments (unaudited)	iShares® MSCI Emerging Markets ex China ETF
February 29, 2020	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Argentina — 0.3%
Banco Macro SA, ADR	343	$9,940
Globant SA(a)	315	35,598
Grupo Financiero Galicia SA, ADR	665	8,406
Telecom Argentina SA, ADR	1,295	15,022
YPF SA, ADR	1,253	10,011
		78,977
Brazil — 7.2%
Ambev SA	40,600	130,844
Atacadao SA	3,500	16,051
B2W Cia. Digital(a)	2,168	29,865
B3 SA - Brasil, Bolsa, Balcao	18,200	193,632
Banco Bradesco SA	9,144	55,310
Banco BTG Pactual SA	2,100	31,447
Banco do Brasil SA	7,000	72,705
Banco Santander Brasil SA	2,800	24,738
BB Seguridade Participacoes SA	6,300	44,475
BR Malls Participacoes SA	8,400	30,423
BRF SA(a)	4,900	29,368
CCR SA.	10,500	38,005
Centrais Eletricas Brasileiras SA	2,791	21,361
Cia. de Saneamento Basico do Estado de Sao Paulo	2,800	36,461
Cia. Siderurgica Nacional SA	6,300	15,612
Cielo SA	10,500	15,942
Cogna Educacao	13,300	29,745
Cosan SA	1,400	22,705
Embraer SA(a)	7,000	26,314
Energisa SA	1,400	16,757
Engie Brasil Energia SA	2,100	22,123
Equatorial Energia SA	8,400	45,913
Hapvida Participacoes e Investimentos SA(b)	1,400	17,129
Hypera SA	3,500	26,609
IRB Brasil Resseguros S/A	6,300	46,430
JBS SA	9,800	49,308
Klabin SA	7,700	32,854
Localiza Rent a Car SA	5,840	64,126
Lojas Renner SA	7,030	83,051
Magazine Luiza SA	6,300	70,545
Multiplan Empreendimentos Imobiliarios SA	4,200	28,412
Natura & Co. Holding SA	4,900	49,427
Notre Dame Intermedica Participacoes SA	4,200	58,862
Petrobras Distribuidora SA	5,600	32,396
Petroleo Brasileiro SA	31,500	189,559
Raia Drogasil SA	2,100	55,809
Rumo SA(a)	11,200	52,430
Sul America SA	1,400	16,775
Suzano SA	4,900	41,423
TIM Participacoes SA	7,000	25,026
Ultrapar Participacoes SA	6,300	26,643
Vale SA	28,071	275,692
WEG SA	7,040	67,331
		2,259,633
Chile — 0.9%
Banco de Chile	300,181	26,365
Banco de Credito e Inversiones SA	540	20,077
Banco Santander Chile	569,135	25,316
Cencosud SA	13,265	15,524
Cia. Cervecerias Unidas SA	1,918	14,365
Empresas CMPC SA	12,418	24,977
Security	Shares	Value

Chile (continued)
Empresas COPEC SA	3,640	$28,172
Enel Americas SA	339,626	56,720
Enel Chile SA.	335,699	29,873
Latam Airlines Group SA	2,201	14,639
SACI Falabella	8,008	26,553
		282,581
Colombia — 0.4%
Bancolombia SA	3,157	34,711
Ecopetrol SA	41,244	36,104
Grupo Argos SA	3,843	16,252
Grupo de Inversiones Suramericana SA	2,828	24,317
Interconexion Electrica SA ESP	4,816	25,254
		136,638
Czech Republic — 0.2%
CEZ AS	1,274	24,241
Komercni Banka AS	714	21,761
Moneta Money Bank AS(b)	3,885	12,812
		58,814
Egypt — 0.2%
Commercial International Bank Egypt SAE .	10,737	56,706
Eastern Co. SAE	9,744	8,938
		65,644
Greece — 0.3%
Alpha Bank AE(a)	13,860	19,594
Eurobank Ergasias SA(a)	20,004	12,437
Hellenic Telecommunications Organization SA	1,824	25,686
Jumbo SA	1,064	16,619
National Bank of Greece SA(a)	4,914	10,793
OPAP SA	1,794	19,115
		104,244
Hungary — 0.4%
MOL Hungarian Oil & Gas PLC	3,864	29,717
OTP Bank Nyrt	1,869	80,808
Richter Gedeon Nyrt	1,253	25,334
		135,859
Indonesia — 2.8%
Adaro Energy Tbk PT	130,900	10,538
Astra International Tbk PT	168,700	64,964
Bank Central Asia Tbk PT	86,100	188,733
Bank Mandiri Persero Tbk PT	169,400	85,895
Bank Negara Indonesia Persero Tbk PT	73,500	35,988
Bank Rakyat Indonesia Persero Tbk PT	502,600	146,778
Barito Pacific Tbk PT(a)	247,800	17,012
Charoen Pokphand Indonesia Tbk PT	71,400	28,366
Gudang Garam Tbk PT	4,900	17,418
Hanjaya Mandala Sampoerna Tbk PT	62,300	7,382
Indah Kiat Pulp & Paper Corp. Tbk PT	21,000	8,233
Indocement Tunggal Prakarsa Tbk PT	18,200	18,933
Indofood CBP Sukses Makmur Tbk PT	14,700	10,527
Indofood Sukses Makmur Tbk PT	47,600	21,565
Kalbe Farma Tbk PT	199,500	16,964
Pabrik Kertas Tjiwi Kimia Tbk PT	14,700	6,147
Perusahaan Gas Negara Tbk PT	108,500	9,680
Semen Indonesia Persero Tbk PT	32,200	23,509
Telekomunikasi Indonesia Persero Tbk PT	452,200	109,997
Unilever Indonesia Tbk PT	66,500	31,633
United Tractors Tbk PT	16,100	18,628

S c h e d u l e o f I n v e s t m e n t s	31

Schedule of Investments (unaudited) (continued)	iShares® MSCI Emerging Markets ex China ETF
February 29, 2020	(Percentages shown are based on Net Assets)

Security	Shares	Value

Indonesia (continued)
XL Axiata Tbk PT(a)	12,600	$2,274
		881,164
Malaysia — 2.8%
Axiata Group Bhd	27,300	27,073
British American Tobacco Malaysia Bhd	100	295
CIMB Group Holdings Bhd	48,300	55,233
Dialog Group Bhd	30,800	24,406
DiGi.Com Bhd	35,700	35,234
Gamuda Bhd	22,400	17,591
Genting Bhd	23,800	27,950
Genting Malaysia Bhd	28,000	19,198
Hartalega Holdings Bhd	15,400	22,652
Hong Leong Bank Bhd	8,400	30,491
IHH Healthcare Bhd	21,000	28,399
IOI Corp. Bhd	14,700	14,543
Kuala Lumpur Kepong Bhd	4,900	25,389
Malayan Banking Bhd	37,800	75,510
Malaysia Airports Holdings Bhd	4,800	7,505
Maxis Bhd	23,800	30,661
MISC Bhd	16,800	30,252
Nestle Malaysia Bhd	700	23,749
Petronas Chemicals Group Bhd	19,600	25,110
Petronas Gas Bhd	4,900	19,321
PPB Group Bhd	6,340	27,225
Press Metal Aluminium Holdings Bhd	17,500	19,348
Public Bank Bhd	28,700	116,434
RHB Bank Bhd	14,000	18,434
Sime Darby Bhd	32,200	15,279
Sime Darby Plantation Bhd	21,700	25,535
Telekom Malaysia Bhd	4,200	3,687
Tenaga Nasional Bhd	26,600	76,361
Top Glove Corp. Bhd	17,500	23,416
YTL Corp. Bhd	42,740	8,568
		874,849
Mexico — 3.6%
Alfa SAB de CV, Class A	19,600	12,445
America Movil SAB de CV, Series L, NVS	298,200	233,782
Arca Continental SAB de CV	4,200	22,911
Cemex SAB de CV, CPO, NVS	128,800	41,249
Coca-Cola Femsa SAB de CV	4,900	26,975
Fibra Uno Administracion SA de CV	30,100	44,991
Fomento Economico Mexicano SAB de CV	16,800	135,111
Gruma SAB de CV, Series B	1,820	17,381
Grupo Aeroportuario del Pacifico SAB de CV, Series B.	3,500	37,775
Grupo Aeroportuario del Sureste SAB de CV, Class B.	2,205	36,187
Grupo Bimbo SAB de CV, Series A	16,100	24,146
Grupo Financiero Banorte SAB de CV, Class O	23,100	124,435
Grupo Financiero Inbursa SAB de CV, Class O	17,500	18,670
Grupo Mexico SAB de CV, Series B	32,200	75,504
Grupo Televisa SAB, CPO	21,700	40,371
Industrias Penoles SAB de CV	1,400	12,549
Infraestructura Energetica Nova SAB de CV	2,100	9,083
Kimberly-Clark de Mexico SAB de CV, Class A	17,500	32,947
Megacable Holdings SAB de CV, CPO	2,800	9,321
Orbia Advance Corp. SAB de CV	9,100	17,693
Promotora y Operadora de Infraestructura SAB de CV	3,010	29,213
Wal-Mart de Mexico SAB de CV	46,200	128,823
		1,131,562
Security	Shares	Value

Pakistan — 0.0%
MCB Bank Ltd	6,300	$7,987

Peru — 0.5%
Cia. de Minas Buenaventura SAA, ADR	1,967	21,932
Credicorp Ltd.	602	109,125
Southern Copper Corp.	777	26,146
		157,203
Philippines — 1.5%
Aboitiz Equity Ventures Inc.	25,550	21,377
Ayala Corp.	2,590	33,661
Ayala Land Inc.	81,900	62,660
BDO Unibank Inc.	17,360	47,338
GT Capital Holdings Inc.	1,194	16,654
International Container Terminal Services Inc.	8,960	18,632
JG Summit Holdings Inc.	31,010	41,063
Jollibee Foods Corp.	4,830	16,108
Manila Electric Co.	2,870	15,190
Metro Pacific Investments Corp.	189,600	11,419
Metropolitan Bank & Trust Co.	7,987	8,782
PLDT Inc.	875	16,993
SM Investments Corp.	2,345	44,830
SM Prime Holdings Inc.	100,100	75,210
Universal Robina Corp.	9,030	25,031
		454,948
Poland — 1.2%
Bank Polska Kasa Opieki SA	1,547	34,544
CCC SA	532	9,708
CD Projekt SA	609	43,018
Dino Polska SA(a)(b)	294	10,574
Grupa Lotos SA	896	13,513
KGHM Polska Miedz SA(a)	1,365	24,422
LPP SA	14	24,501
mBank SA(a)	189	14,285
Orange Polska SA(a)	2,982	4,667
PGE Polska Grupa Energetyczna SA(a)	8,498	9,634
Polski Koncern Naftowy ORLEN SA	2,786	41,436
Polskie Gornictwo Naftowe i Gazownictwo SA	17,318	13,915
Powszechna Kasa Oszczednosci Bank Polski SA	8,295	65,831
Powszechny Zaklad Ubezpieczen SA	5,257	46,334
Santander Bank Polska SA	343	21,819
		378,201
Qatar — 1.4%
Commercial Bank PSQC (The)	16,450	20,308
Industries Qatar QSC	14,952	36,673
Masraf Al Rayan QSC	39,060	43,373
Mesaieed Petrochemical Holding Co.	38,360	18,524
Ooredoo QPSC	11,025	19,022
Qatar Electricity & Water Co. QSC	6,160	25,294
Qatar Fuel QSC	2,576	13,564
Qatar Insurance Co. SAQ	17,220	12,685
Qatar International Islamic Bank QSC	3,906	9,058
Qatar Islamic Bank SAQ	10,360	44,094
Qatar National Bank QPSC	40,516	208,256
		450,851
Russia — 5.6%
Alrosa PJSC	21,420	22,756
Gazprom PJSC	94,010	283,499
Inter RAO UES PJSC	413,000	31,983
LUKOIL PJSC	3,570	302,786

32	2 0 2 0 i S h a r e s S e m i - A n n u a l R e p o r t t o S h a r e h o l d e r s

Schedule of Investments (unaudited) (continued)	iShares® MSCI Emerging Markets ex China ETF
February 29, 2020	(Percentages shown are based on Net Assets)

Security	Shares	Value

Russia (continued)
Magnit PJSC, GDR(c)	2,702	$29,425
MMC Norilsk Nickel PJSC	588	177,187
Mobile TeleSystems PJSC, ADR	4,648	45,086
Moscow Exchange MICEX-RTS PJSC	3,220	4,748
Novatek PJSC, GDR(c)	812	116,360
Novolipetsk Steel PJSC	9,660	17,960
PhosAgro PJSC, GDR(c)	1,204	13,256
Polymetal International PLC	1,841	28,083
Polyus PJSC	140	17,633
Rosneft Oil Co. PJSC, GDR(c)	10,927	66,108
Sberbank of Russia PJSC	91,840	318,925
Severstal PJSC	2,100	25,456
Surgutneftegas PJSC	64,400	36,834
Tatneft PJSC	13,440	134,320
VTB Bank PJSC, GDR(c)	18,592	23,630
X5 Retail Group NV, GDR(c)	1,246	38,391
		1,734,426
Saudi Arabia — 4.0%
Advanced Petrochemical Co.	1,652	19,750
Al Rajhi Bank	11,487	189,536
Alinma Bank	4,151	25,737
Almarai Co. JSC	2,247	27,432
Arab National Bank	2,821	19,025
Bank AlBilad	4,109	26,243
Bank Al-Jazira	5,866	21,766
Banque Saudi Fransi	4,872	44,220
Bupa Arabia for Cooperative Insurance Co.	602	15,565
Co for Cooperative Insurance (The)(a) .	952	17,459
Dar Al Arkan Real Estate Development Co.(a)	3,570	8,917
Etihad Etisalat Co.(a)	3,045	18,620
Jarir Marketing Co.	616	24,926
National Commercial Bank	9,625	113,658
Riyad Bank	11,039	64,501
Sahara International Petrochemical Co.	4,543	18,891
Samba Financial Group	8,799	62,976
Saudi Airlines Catering Co.	588	14,294
Saudi Arabian Fertilizer Co.	1,554	27,837
Saudi Arabian Mining Co.(a)	3,003	30,498
Saudi Arabian Oil Co.(a)(b)	8,687	77,225
Saudi Basic Industries Corp.	6,167	129,373
Saudi British Bank (The)	4,333	32,571
Saudi Cement Co.	1,064	17,301
Saudi Electricity Co.	7,616	34,106
Saudi Industrial Investment Group	3,318	18,644
Saudi Kayan Petrochemical Co.(a)	8,568	20,235
Saudi Telecom Co.	3,794	83,536
Savola Group (The)(a)	1,729	15,417
Yanbu National Petrochemical Co.	2,002	26,416
		1,246,675
South Africa — 6.5%
Absa Group Ltd.	6,517	54,807
Anglo American Platinum Ltd.	483	32,156
AngloGold Ashanti Ltd.	3,773	66,620
Aspen Pharmacare Holdings Ltd.(a)	2,772	17,621
Bid Corp. Ltd.	2,982	52,721
Bidvest Group Ltd. (The)	2,856	32,678
Capitec Bank Holdings Ltd.	406	33,550
Clicks Group Ltd.	2,275	34,057
Discovery Ltd.	3,542	21,682
Security	Shares	Value

South Africa (continued)
Exxaro Resources Ltd.	2,457	$17,492
FirstRand Ltd.	30,226	105,906
Foschini Group Ltd. (The)	2,282	18,093
Gold Fields Ltd.	7,546	44,236
Growthpoint Properties Ltd.	26,691	29,861
Impala Platinum Holdings Ltd.(a)	6,972	55,243
Investec Ltd.	2,709	13,582
Kumba Iron Ore Ltd.	336	5,995
Life Healthcare Group Holdings Ltd.	14,595	20,689
Mr. Price Group Ltd.	2,009	19,280
MTN Group Ltd.	15,407	72,180
MultiChoice Group Ltd.(a)	4,256	24,462
Naspers Ltd., Class N	3,815	577,395
Nedbank Group Ltd	3,298	37,025
NEPI Rockcastle PLC	3,864	28,001
Northam Platinum Ltd.(a)	2,814	19,893
Old Mutual Ltd.	45,682	45,474
Pick n Pay Stores Ltd.	3,570	12,536
PSG Group Ltd.	1,498	17,769
Rand Merchant Investment Holdings Ltd.	6,594	10,424
Redefine Properties Ltd.	51,156	17,657
Reinet Investments SCA	1,428	29,263
Remgro Ltd.	4,767	48,484
RMB Holdings Ltd.	6,797	30,270
Sanlam Ltd.	17,367	71,735
Sasol Ltd.	4,837	57,159
Shoprite Holdings Ltd.	4,018	28,637
Sibanye Stillwater Ltd.(a)	19,824	39,657
SPAR Group Ltd. (The)	1,645	17,149
Standard Bank Group Ltd.	11,543	108,962
Tiger Brands Ltd.	1,351	13,003
Vodacom Group Ltd.	5,397	37,624
Woolworths Holdings Ltd.	8,708	19,789
		2,040,817
South Korea — 16.9%
Amorepacific Corp.(a)	322	42,686
AMOREPACIFIC Group(a)	252	12,865
BGF retail Co. Ltd.	99	12,350
BNK Financial Group Inc.	2,758	14,011
Celltrion Healthcare Co. Ltd.(a)	514	27,425
Celltrion Inc.(a)	837	117,159
CJ CheilJedang Corp.	98	19,689
CJ ENM Co. Ltd.	126	13,051
Coway Co. Ltd.	490	27,798
Daelim Industrial Co. Ltd.(a)	315	18,804
Daewoo Shipbuilding & Marine Engineering Co. Ltd.(a)	616	11,235
DB Insurance Co. Ltd.	448	15,972
E-MART Inc.	203	17,550
Fila Holdings Corp.	427	13,501
GS Engineering & Construction Corp.	714	15,432
GS Holdings Corp.	539	18,307
Hana Financial Group Inc.	2,394	61,895
Hankook Tire & Technology Co. Ltd.	686	14,403
Hanmi Pharm Co. Ltd.(a)	71	15,258
Hanon Systems	2,233	19,397
Hanwha Corp.	546	9,014
Hanwha Solutions Corp.	1,022	15,021
HDC Hyundai Development Co-Engineering & Construction, Class E	231	3,433
Helixmith Co. Ltd.(a)	200	10,226

S c h e d u l e o f I n v e s t m e n t s	33

Schedule of Investments (unaudited) (continued)	iShares® MSCI Emerging Markets ex China ETF
February 29, 2020	(Percentages shown are based on Net Assets)

Security	Shares	Value

South Korea (continued)
HLB Inc.(a)	318	$25,267
Hotel Shilla Co. Ltd.	322	21,290
Hyundai Engineering & Construction Co. Ltd.	728	20,800
Hyundai Glovis Co. Ltd.	189	19,141
Hyundai Heavy Industries Holdings Co. Ltd.	112	24,945
Hyundai Marine & Fire Insurance Co. Ltd.	637	11,854
Hyundai Mobis Co. Ltd.	609	105,303
Hyundai Motor Co.	1,358	128,588
Hyundai Steel Co.	847	16,633
Industrial Bank of Korea(a)	2,261	17,705
Kakao Corp.	441	62,455
Kangwon Land Inc.(a)	847	15,901
KB Financial Group Inc.	3,521	112,776
KCC Corp.	40	5,484
Kia Motors Corp.	2,394	71,455
KMW Co. Ltd.(a)	406	16,263
Korea Aerospace Industries Ltd.(a)	812	17,149
Korea Electric Power Corp.(a)	2,219	38,917
Korea Investment Holdings Co. Ltd.(a).	441	22,804
Korea Shipbuilding & Offshore Engineering Co. Ltd.(a)	392	33,568
Korea Zinc Co. Ltd.(a)	91	31,058
KT&G Corp	994	69,322
LG Chem Ltd.	399	120,899
LG Corp.	945	52,522
LG Display Co. Ltd.(a)	1,960	21,948
LG Electronics Inc.	1,008	50,130
LG Household & Health Care Ltd.	84	84,450
LG Innotek Co. Ltd.	119	12,738
LG Uplus Corp.	1,204	13,086
Lotte Chemical Corp.	154	23,775
Lotte Corp.	273	6,530
Lotte Shopping Co. Ltd.	120	9,406
Medy-Tox Inc.	50	12,083
Mirae Asset Daewoo Co. Ltd.(a)	3,220	16,809
NAVER Corp.	1,218	174,501
NCSoft Corp.	140	74,813
Netmarble Corp.(a)(b)	238	17,363
NH Investment & Securities Co. Ltd.(a)	1,799	14,783
OCI Co. Ltd.(a)	182	7,380
Orion Corp	238	18,480
Pearl Abyss Corp.(a)	56	8,171
POSCO	686	110,427
POSCO Chemical Co. Ltd	238	10,759
Samsung Biologics Co. Ltd.(a)(b)	147	56,101
Samsung C&T Corp	707	61,415
Samsung Electro-Mechanics Co. Ltd.	532	55,193
Samsung Electronics Co. Ltd.	41,538	1,853,734
Samsung Engineering Co. Ltd.(a)	1,365	15,847
Samsung Fire & Marine Insurance Co. Ltd.	287	46,790
Samsung Heavy Industries Co. Ltd.(a)	5,159	24,765
Samsung Life Insurance Co. Ltd.	686	33,043
Samsung SDI Co. Ltd.	511	124,121
Samsung SDS Co. Ltd.	301	41,265
Samsung Securities Co. Ltd.	413	11,256
Shinhan Financial Group Co. Ltd.	3,759	99,972
Shinsegae Inc.	70	13,602
SK Holdings Co. Ltd.	350	55,331
SK Hynix Inc.	4,802	347,547
SK Innovation Co. Ltd.	476	44,288
SK Telecom Co. Ltd.	168	29,395
Security	Shares	Value

South Korea (continued)
S-Oil Corp	434	$23,799
Woori Financial Group Inc.	3,456	27,346
Yuhan Corp.	102	17,973
		5,278,996
Taiwan — 19.0%
Acer Inc.	28,000	15,119
Advantech Co. Ltd.	2,000	19,452
ASE Technology Holding Co. Ltd.	35,000	82,416
Asia Cement Corp.	21,000	30,758
Asustek Computer Inc.	7,000	47,623
AU Optronics Corp.	70,000	21,962
Catcher Technology Co. Ltd.	7,000	54,790
Cathay Financial Holding Co. Ltd.	70,063	92,671
Chailease Holding Co. Ltd.	7,442	28,264
Chang Hwa Commercial Bank Ltd.	56,461	43,260
Cheng Shin Rubber Industry Co. Ltd.	14,000	18,286
China Airlines Ltd.	56,000	15,091
China Development Financial Holding Corp.	119,000	35,999
China Life Insurance Co. Ltd.(a)	28,507	22,736
China Steel Corp.	84,000	63,806
Chunghwa Telecom Co. Ltd.	35,000	124,837
Compal Electronics Inc.	35,000	21,326
CTBC Financial Holding Co. Ltd.	168,000	125,947
Delta Electronics Inc.	14,000	64,730
E.Sun Financial Holding Co. Ltd.	105,691	101,399
Far Eastern New Century Corp.	35,000	32,654
Far EasTone Telecommunications Co. Ltd.	14,000	30,562
First Financial Holding Co. Ltd.	92,572	72,457
Formosa Chemicals & Fibre Corp.	35,000	95,015
Formosa Petrochemical Corp.	14,000	39,809
Formosa Plastics Corp.	42,000	126,224
Foxconn Technology Co. Ltd.	14,000	27,510
Fubon Financial Holding Co. Ltd.	56,000	82,207
Globalwafers Co. Ltd.	1,000	13,524
Highwealth Construction Corp.	7,000	10,368
Hon Hai Precision Industry Co. Ltd.	112,200	297,550
Hotai Motor Co. Ltd.	2,600	53,838
Hua Nan Financial Holdings Co. Ltd.	84,070	59,833
Innolux Corp.	98,000	25,569
Inventec Corp.	35,000	26,528
Largan Precision Co. Ltd.	1,000	146,304
Lite-On Technology Corp.	21,000	30,412
MediaTek Inc.	14,000	166,449
Mega Financial Holding Co. Ltd.	112,000	119,659
Micro-Star International Co. Ltd.	7,000	20,991
Nan Ya Plastics Corp.	42,000	94,460
Nanya Technology Corp.	14,000	35,740
Novatek Microelectronics Corp.	7,000	45,196
Pegatron Corp.	21,000	43,485
Pou Chen Corp.	35,000	39,416
Powertech Technology Inc.	7,000	23,580
President Chain Store Corp.	5,000	48,961
Quanta Computer Inc.	28,000	57,333
Realtek Semiconductor Corp.	7,000	52,015
Shanghai Commercial & Savings Bank Ltd. (The)	28,437	47,239
Shin Kong Financial Holding Co. Ltd.	107,258	32,624
SinoPac Financial Holdings Co. Ltd.	133,259	57,213
Synnex Technology International Corp.	14,000	17,385
Taishin Financial Holding Co. Ltd.	106,904	50,134
Taiwan Business Bank	51,100	20,251

34	2 0 2 0 i S h a r e s S e m i - A n n u a l R e p o r t t o S h a r e h o l d e r s

Schedule of Investments (unaudited) (continued)	iShares® MSCI Emerging Markets ex China ETF
February 29, 2020	(Percentages shown are based on Net Assets)

Security	Shares	Value

Taiwan (continued)
Taiwan Cement Corp.	35,173	$49,078
Taiwan Cooperative Financial Holding Co. Ltd.	84,664	58,578
Taiwan High Speed Rail Corp.	28,000	31,903
Taiwan Mobile Co. Ltd.	14,000	48,548
Taiwan Semiconductor Manufacturing Co. Ltd.	214,000	2,233,326
Uni-President Enterprises Corp.	42,000	101,534
United Microelectronics Corp.	105,000	53,056
Vanguard International Semiconductor Corp.	7,000	17,154
Win Semiconductors Corp.	2,000	18,065
Winbond Electronics Corp.	42,000	22,193
Wistron Corp.	35,598	31,801
WPG Holdings Ltd.	15,520	19,887
Yageo Corp.	1,000	13,541
Yuanta Financial Holding Co. Ltd.	91,000	57,702
		5,929,333
Thailand — 3.6%
Advanced Info Service PCL, NVDR	11,200	70,987
Airports of Thailand PCL, NVDR	39,900	75,551
B Grimm Power PCL, NVDR	8,400	12,046
Bangkok Bank PCL, Foreign	2,800	11,669
Bangkok Dusit Medical Services PCL, NVDR	85,400	60,082
Bangkok Expressway & Metro PCL, NVDR	65,800	19,289
Banpu PCL, NVDR	51,100	11,498
Berli Jucker PCL, NVDR	16,100	18,623
BTS Group Holdings PCL, NVDR	17,500	6,045
Bumrungrad Hospital PCL, NVDR	4,900	19,954
Central Pattana PCL, NVDR	21,000	35,272
Charoen Pokphand Foods PCL, NVDR	41,300	35,011
CP ALL PCL, NVDR	51,800	107,934
Electricity Generating PCL, NVDR	2,800	24,224
Energy Absolute PCL, NVDR	14,700	18,168
Global Power Synergy PCL, NVDR	4,200	8,385
Gulf Energy Development PCL, NVDR	4,200	22,028
Home Product Center PCL, NVDR	44,800	18,173
Indorama Ventures PCL, NVDR	14,700	12,112
Intouch Holdings PCL, NVDR	16,100	27,552
Kasikornbank PCL	11,200	42,415
Kasikornbank PCL, NVDR	7,700	29,038
Krung Thai Bank PCL, NVDR	31,500	13,976
Land & Houses PCL, NVDR	79,800	21,243
Minor International PCL, NVDR	23,100	20,131
Muangthai Capital PCL, NVDR	4,200	7,653
Osotspa PCL, NVDR	8,400	11,114
PTT Exploration & Production PCL, NVDR	13,300	44,678
PTT Global Chemical PCL, NVDR	21,700	28,367
PTT PCL, NVDR	105,000	129,773
Ratch Group PCL, NVDR	9,800	18,324
Siam Cement PCL (The), NVDR	6,300	61,892
Siam Commercial Bank PCL (The), NVDR	8,400	23,226
Srisawad Corp PCL, NVDR	4,200	8,951
Thai Oil PCL, NVDR	11,900	16,310
Thai Union Group PCL, NVDR	46,200	22,401
True Corp. PCL, NVDR	117,600	12,373
		1,126,468
Turkey — 0.7%
Akbank T.A.S.(a)	26,117	28,252
BIM Birlesik Magazalar AS	4,284	32,932
Eregli Demir ve Celik Fabrikalari TAS	16,961	22,391
Haci Omer Sabanci Holding AS	11,823	16,100
Security	Shares	Value

Turkey (continued)
KOC Holding AS	8,505	$23,409
Tupras Turkiye Petrol Rafinerileri AS	1,246	20,198
Turk Hava Yollari AO(a)	6,489	12,201
Turkcell Iletisim Hizmetleri AS	11,186	24,773
Turkiye Garanti Bankasi AS(a)	22,771	34,616
Turkiye Is Bankasi AS, Class C(a)	7,518	6,869
		221,741
United Arab Emirates — 1.0%
Abu Dhabi Commercial Bank PJSC	21,476	41,690
Aldar Properties PJSC	46,627	26,913
DP World PLC	1,911	31,054
Dubai Islamic Bank PJSC	14,931	21,952
Emaar Malls PJSC	4,368	1,915
Emaar Properties PJSC	33,908	32,312
Emirates Telecommunications Group Co. PJSC	14,868	63,959
First Abu Dhabi Bank PJSC	23,884	93,119
		312,914

Total Common Stocks — 81.0%
(Cost: $26,949,907)		25,350,525

Investment Companies

India — 13.9%
iShares MSCI India ETF(d)	135,023	4,346,390

Total Investment Companies — 13.9%
(Cost: $4,659,522)		4,346,390

Preferred Stocks

Brazil — 3.3%
Banco Bradesco SA, Preference Shares, NVS	36,476	246,831
Braskem SA, Class A, Preference Shares, NVS	1,400	8,344
Centrais Eletricas Brasileiras SA, Class B, Preference Shares, NVS	1,400	11,125
Cia. Brasileira de Distribuicao, Preference Shares, NVS	700	11,188
Cia. Energetica de Minas Gerais, Preference Shares, NVS	5,608	17,352
Gerdau SA, Preference Shares, NVS	10,500	39,401
Itau Unibanco Holding SA, Preference Shares, NVS	42,700	302,860
Itausa-Investimentos Itau SA, Preference Shares, NVS	39,934	106,304
Lojas Americanas SA, Preference Shares, NVS	7,057	41,607
Petroleo Brasileiro SA, Preference Shares, NVS	37,100	208,375
Telefonica Brasil SA, Preference Shares, NVS	4,200	49,693
		1,043,080
Chile — 0.2%
Embotelladora Andina SA, Class B, Preference Shares	5,978	14,392
Sociedad Quimica y Minera de Chile SA, Series B, Preference Shares	1,078	28,196
		42,588
Colombia — 0.1%
Bancolombia SA, Preference Shares, NVS	3,227	38,283

Russia — 0.1%
Surgutneftegas PJSC, Preference Shares, NVS	65,800	32,087

South Korea — 1.0%
Hyundai Motor Co.
Preference Shares, NVS	196	10,700
Series 2, Preference Shares, NVS	301	18,563

S c h e d u l e o f I n v e s t m e n t s	35

Schedule of Investments (unaudited) (continued)	iShares® MSCI Emerging Markets ex China ETF
February 29, 2020	(Percentages shown are based on Net Assets)

Security	Shares	Value

South Korea (continued)
Samsung Electronics Co. Ltd., Preference Shares, NVS	7,287	$273,300
		302,563

Total Preferred Stocks — 4.7%
(Cost: $1,613,810)		1,458,601

Rights

South Korea — 0.0%
HDC Hyundai Development Co., (Expires 06/03/20)(a)	115	0	(e)

Total Rights — 0.0%
(Cost: $0)		0	(e)

Warrants

Thailand — 0.0%
BTS Group Holdings PCL (Expires 02/16/21)(a)	1,080	29

Total Warrants — 0.0%
(Cost: $0)		29

Short-Term Investments

Money Market Funds — 0.1%
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.52%(d)(f)	39,000	39,000

Total Short-Term Investments — 0.1%
(Cost: $39,000)		39,000

Total Investments in Securities — 99.7%
(Cost: $33,262,239)		31,194,545

Other Assets, Less Liabilities — 0.3%		98,801

Net Assets — 100.0%		$31,293,346
(a)	Non-income producing security.

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.

(d)	Affiliate of the Fund.

(e)	Rounds to less than $1.

(f)	Annualized 7-day yield as of period-end.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the six months ended February 29, 2020, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated Issuer	Shares Held at 08/31/19	Shares Purchased	Shares Sold		Shares Held at 02/29/20	Value at 02/29/20	Income	Net Realized Gain (Loss)(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Treasury, SL Agency Shares	73,000	—	(34,000	)(b)	39,000	$39,000	$379	$—	$—
iShares MSCI India ETF	109,842	28,697	(3,516)		135,023	4,346,390	3,818	(2,950)	(66,848)
						$4,385,390	$4,197	$(2,950)	$(66,848)

(a)	Includes realized capital gain distributions from an affiliated fund, if any.

(b)	Net of purchases and sales.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

36	2 0 2 0 i S h a r e s S e m i - A n n u a l R e p o r t t o S h a r e h o l d e r s

Schedule of Investments (unaudited) (continued)	iShares® MSCI Emerging Markets ex China ETF
February 29, 2020

Fair Value Measurements (continued)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of February 29, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2		Level 3	Total
Investments
Assets
Common Stocks	$25,350,525	$—		$—	$25,350,525
Investment Companies	4,346,390	—		—	4,346,390
Preferred Stocks	1,458,601	—		—	1,458,601
Rights	—	0	(a)	—	0	(a)
Warrants	29	—		—	29
Money Market Funds	39,000	—		—	39,000
	$31,194,545	$0	(a)	$—	$31,194,545

(a)	Rounds to less than $1.

See notes to financial statements.

S c h e d u l e o f I n v e s t m e n t s	37

Statements of Assets and Liabilities (unaudited)

February 29, 2020

	iShares Edge MSCI Min Vol Emerging Markets ETF (Consolidated)	iShares Edge MSCI Min Vol Global ETF	iShares Edge MSCI Multifactor Emerging Markets ETF	iShares ESG MSCI EM ETF

ASSETS
Investments in securities, at value (including securities on loan)(a)
Unaffiliated(b)	$4,829,824,554	$5,289,451,019	$455,369,922	$2,025,170,143
Affiliated(c)	38,977,324	19,286,507	3,522,896	11,870,015
Cash	2,039,106	978	—	7,327,369
Foreign currency, at value(d)	9,421,605	4,088,765	295,507	13,181,840
Cash pledged:
Futures contracts	140,000	737,000	113,000	211,000
Receivables:
Investments sold	26,614,763	—	322,832	97,159,031
Securities lending income — Affiliated	30,111	6,602	1,684	28,157
Variation margin on futures contracts	—	—	—	43,961
Capital shares sold	—	—	—	15,072,930
Dividends	9,742,489	9,822,986	1,409,323	2,448,479
Tax reclaims	30,543	1,690,108	715	8,107
Total assets	4,916,820,495	5,325,083,965	461,035,879	2,172,521,032

LIABILITIES
Bank overdraft	—	—	20,727	—
Collateral on securities loaned, at value	36,824,390	10,735,265	2,736,679	11,863,704
Deferred foreign capital gain tax	9,648,045	512,133	175,542	—
Payables:
Investments purchased.	11,414	—	—	129,037,621
Variation margin on futures contracts	9,584	490	2,497	—
Bank borrowings	—	—	—	1,847,997
Capital shares redeemed	36,840,116	—	—	—
Investment advisory fees	869,195	913,816	172,151	415,370
Foreign taxes	146	1,339	1,694	18
Total liabilities	84,202,890	12,163,043	3,109,290	143,164,710

NET ASSETS	$4,832,617,605	$5,312,920,922	$457,926,589	$2,029,356,322

NET ASSETS CONSIST OF:
Paid-in capital	$5,447,422,245	$4,899,315,946	$525,852,045	$2,226,218,106
Accumulated earnings (loss)	(614,804,640)	413,604,976	(67,925,456)	(196,861,784)
NET ASSETS	$4,832,617,605	$5,312,920,922	$457,926,589	$2,029,356,322

Shares outstanding	90,800,000	59,100,000	11,300,000	62,500,000
Net asset value	$53.22	$89.90	$40.52	$32.47
Shares authorized	500 million	500 million	25 million	600 million
Par value	$0.001	$0.001	$0.001	$0.001

(a) Securities loaned, at value	$34,935,778	$10,491,587	$2,609,795	$10,979,539
(b) Investments, at cost — Unaffiliated	$4,620,730,161	$4,812,373,731	$462,217,436	$2,162,018,909
(c) Investments, at cost — Affiliated	$38,963,388	$19,281,679	$3,521,815	$11,867,321
(d) Foreign currency, at cost	$9,429,329	$4,140,810	$302,958	$13,237,484

See notes to financial statements.

38	2 0 2 0 i S h a r e S S e m i - A n n u a l R e p o r t t o S h a r e h o l d e r s

Statements of Assets and Liabilities (unaudited) (continued)

February 29, 2020

iShares
MSCI
Emerging
Markets ex
China ETF

ASSETS
Investments in securities, at value:
Unaffiliated(a)	$26,809,155
Affiliated(b)	4,385,390
Foreign currency, at value(c)	45,783
Receivables:
Investments sold	3,869
Dividends	98,492
Total assets	31,342,689

LIABILITIES
Bank overdraft	18,141
Payables:
Investments purchased	27,068
Investment advisory fees	4,116
Foreign taxes	18
Total liabilities	49,343

NET ASSETS	$31,293,346

NET ASSETS CONSIST OF:
Paid-in capital	$34,062,182
Accumulated loss	(2,768,836)
NET ASSETS	$31,293,346

Shares outstanding	700,000
Net asset value	$44.70
Shares authorized	25 million
Par value	$0.001

(a) Investments, at cost — Unaffiliated	$28,563,717
(b) Investments, at cost — Affiliated	$4,698,522
(c) Foreign currency, at cost	$47,152

See notes to financial statements.

F i n a n c i a l S t a t e m e n t s	39

Statements of Operations (unaudited)

Six Months Ended February 29, 2020

	iShares Edge MSCI Min Vol Emerging Markets ETF (Consolidated)	iShares Edge MSCI Min Vol Global ETF	iShares Edge MSCI Multifactor Emerging Markets ETF	iShares ESG MSCI EM ETF

INVESTMENT INCOME
Dividends — Unaffiliated	$39,461,642	$56,319,794	$4,062,374	$8,597,021
Dividends — Affiliated	88,502	95,916	6,149	15,270
Non-cash dividends — Unaffiliated	—	—	—	4,695,795
Interest — Unaffiliated	5,727	—	845	1,122
Securities lending income — Affiliated — net(a)	163,568	88,064	21,527	189,631
Foreign taxes withheld	(3,535,873)	(2,339,572)	(422,495)	(924,963)
Other foreign taxes	(44,569)	(8,970)	—	(12,977)
Total investment income	36,138,997	54,155,232	3,668,400	12,560,899

EXPENSES
Investment advisory fees	18,841,173	8,762,126	995,483	1,325,204
Commitment fees	15,102	4,916	555	1,950
Mauritius income taxes	175,988	—	—	—
Interest expense	10,405	9,521	6,694	2,789
Total expenses	19,042,668	8,776,563	1,002,732	1,329,943

Less:
Investment advisory fees waived	(12,204,183)	(3,183,807)	—	—
Total expenses after fees waived	6,838,485	5,592,756	1,002,732	1,329,943
Net investment income	29,300,512	48,562,476	2,665,668	11,230,956

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — Unaffiliated(b)	(75,809,094)	(48,894,341)	(13,746,167)	(27,290,169)
Investments — Affiliated	3,311	4,411	(537)	1,109
In-kind redemptions — Unaffiliated	22,076,176	145,280,731	924,037	—
Futures contracts	(163,858)	1,880,260	68,120	(60,032)
Foreign currency transactions	(632,805)	(191,037)	(44,264)	(325,451)
Net realized gain (loss)	(54,526,270)	98,080,024	(12,798,811)	(27,674,543)

Net change in unrealized appreciation (depreciation) on:
Investments — Unaffiliated(c)	(219,376,745)	(276,957,382)	13,939,913	(119,417,122)
Investments — Affiliated	2,644	(2,254)	922	988
Futures contracts	(128,587)	(1,312,276)	(64,397)	(241,612)
Foreign currency translations	(391,344)	37,849	(76,072)	(182,651)
Net change in unrealized appreciation (depreciation)	(219,894,032)	(278,234,063)	13,800,366	(119,840,397)
Net realized and unrealized gain (loss)	(274,420,302)	(180,154,039)	1,001,555	(147,514,940)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(245,119,790)	$(131,591,563)	$3,667,223	$(136,283,984)

(a) Net of securities lending income tax paid of	$19,090	$—	$—	$—
(b) Net of foreign capital gain tax of	$98,006	$—	$7,266	$—
(c) Net of deferred foreign capital gain tax of	$(1,319,924)	$512,133	$175,542	$(66,834)

See notes to financial statements

40	2 0 2 0 i S h a r e s S e m i - A n n u a l R e p o r t t o S h a r e h o l d e r s

Statements of Operations (unaudited) (continued)

Six Months Ended February 29, 2020

iShares MSCI Emerging Markets ex China ETF

INVESTMENT INCOME
Dividends — Unaffiliated	$342,567
Dividends — Affiliated	4,197
Non-cash dividends — Unaffiliated	292,385
Foreign taxes withheld	(42,280)
Other foreign taxes	(50)
Total investment income	596,819

EXPENSES
Investment advisory fees	74,324
Total expenses	74,324

Less:
Investment advisory fees waived	(50,677)
Total expenses after fees waived	23,647
Net investment income	573,172

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — Unaffiliated	(172,069)
Investments — Affiliated	(2,950)
Foreign currency transactions	1,027
Net realized loss	(173,992)

Net change in unrealized appreciation (depreciation) on:
Investments — Unaffiliated	(975,377)
Investments — Affiliated	(66,848)
Foreign currency translations	(5,538)
Net change in unrealized appreciation (depreciation)	(1,047,763)
Net realized and unrealized loss	(1,221,755)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(648,583)

See notes to financial statements.

F i n a n c i a l S t a t e m e n t s	41

Statements of Changes in Net Assets

	iShares Edge MSCI Min Vol Emerging Markets ETF (Consolidated)		iShares Edge MSCI Min Vol Global ETF
	Six Months Ended 02/29/20 (unaudited)	Year Ended 08/31/19	Six Months Ended 02/29/20 (unaudited)	Year Ended 08/31/19

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$29,300,512	$142,041,168	$48,562,476	$98,989,651
Net realized gain (loss)	(54,526,270)	(100,762,003)	98,080,024	52,580,087
Net change in unrealized appreciation (depreciation)	(219,894,032)	(100,503,198)	(278,234,063)	301,773,485
Net increase (decrease) in net assets resulting from operations	(245,119,790)	(59,224,033)	(131,591,563)	453,343,223

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(87,628,375)	(130,514,441)	(83,487,378)	(93,156,234)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	(251,898,750)	940,306,068	252,279,396	1,573,133,776

NET ASSETS
Total increase (decrease) in net assets	(584,646,915)	750,567,594	37,200,455	1,933,320,765
Beginning of period	5,417,264,520	4,666,696,926	5,275,720,467	3,342,399,702
End of period	$4,832,617,605	$5,417,264,520	$5,312,920,922	$5,275,720,467

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

42	2 0 2 0 i S h a r e s S e m i - A n n u a l R e p o r t t o S h a r e h o l d e r s

Statements of Changes in Net Assets (continued)

	iShares Edge MSCI Multifactor Emerging Markets ETF		iShares ESG MSCI EM ETF
	Six Months Ended 02/29/20 (unaudited)	Year Ended 08/31/19	Six Months Ended 02/29/20 (unaudited)	Year Ended 08/31/19

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$2,665,668	$11,186,154	$11,230,956	$13,880,674
Net realized loss	(12,798,811)	(36,746,895)	(27,674,543)	(21,353,323)
Net change in unrealized appreciation (depreciation)	13,800,366	(4,230,105)	(119,840,397)	(6,895,209)
Net increase (decrease) in net assets resulting from operations	3,667,223	(29,790,846)	(136,283,984)	(14,367,858)

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(7,432,603)	(9,249,430)	(15,708,116)	(10,952,741)

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	50,117,458	159,543,885	1,508,805,345	368,110,977

NET ASSETS
Total increase in net assets	46,352,078	120,503,609	1,356,813,245	342,790,378
Beginning of period	411,574,511	291,070,902	672,543,077	329,752,699
End of period	$457,926,589	$411,574,511	$2,029,356,322	$672,543,077

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

F i n a n c i a l S t a t e m e n t s	43

Statements of Changes in Net Assets (continued)

	iShares MSCI Emerging Markets ex China ETF
	Six Months Ended 02/29/20 (unaudited)	Year Ended 08/31/19

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$573,172	$538,662
Net realized loss	(173,992)	(406,140)
Net change in unrealized appreciation (depreciation)	(1,047,763)	(947,735)
Net decrease in net assets resulting from operations	(648,583)	(815,213)

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(855,829)	(321,357)

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	5,049,297	18,966,426

NET ASSETS
Total increase in net assets	3,544,885	17,829,856
Beginning of period	27,748,461	9,918,605
End of period	$31,293,346	$27,748,461

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

44	2 0 2 0 i S h a r e s S e m i - A n n u a l R e p o r t t o S h a r e h o l d e r s

Financial Highlights

(For a share outstanding throughout each period)

	iShares Edge MSCI Min Vol Emerging Markets ETF (Consolidated)
	Six Months Ended 02/29/20 (unaudited)		Year Ended 08/31/19		Year Ended 08/31/18	Year Ended 08/31/17	Year Ended 08/31/16	Year Ended 08/31/15

Net asset value, beginning of period	$56.84		$59.22		$58.01	$53.40	$50.98	$62.47
Net investment income(a)	0.31		1.57		1.49	1.28	1.57	1.58
Net realized and unrealized gain (loss)(b)	(3.01)		(2.46)		1.23	4.48	2.13	(11.65)
Net increase (decrease) from investment operations	(2.70)		(0.89)		2.72	5.76	3.70	(10.07)

Distributions(c)
From net investment income	(0.92)		(1.49)		(1.51)	(1.15)	(1.28)	(1.42)
Total distributions	(0.92)		(1.49)		(1.51)	(1.15)	(1.28)	(1.42)

Net asset value, end of period	$53.22		$56.84		$59.22	$58.01	$53.40	$50.98

Total Return
Based on net asset value	(4.88	)%(d)	(1.44	)%(e)	4.70%	11.11%	7.48%	(16.32)%

Ratios to Average Net Assets
Total expenses	0.70	%(f)	0.68%		0.67%	0.69%	0.71%	0.69%
Total expenses after fees waived	0.25	%(f)	0.25%		0.25%	0.25%	0.25%	0.25%
Net investment income	1.07	%(f)	2.71%		2.47%	2.40%	3.12%	2.71%

Supplemental Data
Net assets, end of period (000)	$4,832,618		$5,417,265		$4,666,697	$4,037,428	$4,379,041	$2,462,357
Portfolio turnover rate(g)	12	%(d)	24%		22%	23%	23%	28%

(a)	Based on average shares outstanding.

(b)	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

(d)	Not annualized.

(e)	Includes payment received from an affiliate, which had no impact on the Fund’s total return.

(f)	Annualized.

(g)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

F i n a n c i a l H i g h l i g h t s	45

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares Edge MSCI Min Vol Global ETF
	Six Months Ended 02/29/20 (unaudited)		Year Ended 08/31/19	Year Ended 08/31/18	Year Ended 08/31/17	Year Ended 08/31/16	Year Ended 08/31/15

Net asset value, beginning of period	$93.54		$87.04	$81.13	$75.82	$67.59	$68.25
Net investment income(a)	0.83		2.16	1.82	1.84	1.79	1.70
Net realized and unrealized gain (loss)(b)	(3.06)		6.36	5.85	5.40	8.07	(0.89)
Net increase (decrease) from investment operations	(2.23)		8.52	7.67	7.24	9.86	0.81

Distributions(c)
From net investment income	(1.41)		(2.02)	(1.76)	(1.93)	(1.63)	(1.47)
Total distributions	(1.41)		(2.02)	(1.76)	(1.93)	(1.63)	(1.47)

Net asset value, end of period	$89.90		$93.54	$87.04	$81.13	$75.82	$67.59

Total Return
Based on net asset value	(2.46	)%(d)	9.99%	9.56%	9.75%	14.76%	1.15%

Ratios to Average Net Assets
Total expenses	0.31	%(e)	0.32%	0.31%	0.32%	0.32%	0.33%
Total expenses after fees waived	0.20	%(e)	0.20%	0.20%	0.20%	0.20%	0.20%
Net investment income	1.74	%(e)	2.45%	2.17%	2.40%	2.49%	2.41%

Supplemental Data
Net assets, end of period (000)	$5,312,921		$5,275,720	$3,342,400	$3,675,374	$3,267,688	$2,115,632
Portfolio turnover rate(f)	11	%(d)	21%	23%	24%	24%	22%

(a)	Based on average shares outstanding.

(b)	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

(d)	Not annualized.

(e)	Annualized.

(f)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

46	2 0 2 0 i S h a r e s S e m i - A n n u a l R e p o r t t o S h a r e h o l d e r s

Financial Highlights (continued)

 (For a share outstanding throughout each period)

	iShares Edge MSCI Multifactor Emerging Markets ETF
	Six Months Ended 02/29/20 (unaudited)		Year Ended 08/31/19	Year Ended 08/31/18		Year Ended 08/31/17		Period From 12/08/15(a) to 08/31/16

Net asset value, beginning of period	$40.35		$44.78	$46.04		$37.46		$33.82
Net investment income(b)	0.26		1.47	1.39		0.91		1.27
Net realized and unrealized gain (loss)(c)	0.66		(4.72)	(1.63)		8.53		2.50
Net increase (decrease) from investment operations	0.92		(3.25)	(0.24)		9.44		3.77

Distributions(d)
From net investment income	(0.75)		(1.18)	(1.02)		(0.86)		(0.13)
Total distributions	(0.75)		(1.18)	(1.02)		(0.86)		(0.13)

Net asset value, end of period	$40.52		$40.35	$44.78		$46.04		$37.46

Total Return
Based on net asset value	2.13	%(e)	(7.16)%	(0.65)%		25.80%		11.16	%(e)

Ratios to Average Net Assets
Total expenses	0.45	%(f)	0.45%	0.45	%(g)	0.50	%(g)	0.65	%(f)(g)
Total expenses after fees waived	0.45	%(f)	0.45%	0.42	%(g)	0.42	%(g)	0.49	%(f)(g)
Net investment income	1.21	%(f)	3.55%	2.87%		2.24%		4.91	%(f)

Supplemental Data
Net assets, end of period (000)	$457,927		$411,575	$291,071		$82,873		$29,969
Portfolio turnover rate(h)	24	%(e)	53%	39	%(i)	36	%(i)	11	%(e)(i)

(a)	Commencement of operations.

(b)	Based on average shares outstanding.

(c)	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

(e)	Not annualized.

(f)	Annualized.

(g)	The Fund indirectly bears its proportionate share of fees and expenses incurred by the underlying fund in which the Fund is invested. This ratio does not include these indirect fees and expenses.

(h)	Portfolio turnover rate excludes in-kind transactions.

(i)	Portfolio turnover rate excludes the portfolio activity of the underlying fund in which the Fund is invested. See the underlying fund’s financial highlights for its respective portfolio turnover rates.

See notes to financial statements.

F i n a n c i a l H i g h l i g h t s	47

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares ESG MSCI EM ETF
	Six Months Ended 02/29/20 (unaudited)		Year Ended 08/31/19	Year Ended 08/31/18(a)	Year Ended 08/31/17(a)	Period From 06/28/16(a)(b) to 08/31/16

Net asset value, beginning of period	$32.03		$33.65	$34.58	$28.23	$25.19
Net investment income(c)	0.37		0.91	0.94	0.85	0.16
Net realized and unrealized gain (loss)(d)	0.74		(1.85)	(1.17)	5.81	2.88
Net increase (decrease) from investment operations	1.11		(0.94)	(0.23)	6.66	3.04

Distributions(e)
From net investment income	(0.67)		(0.68)	(0.70)	(0.31)	—
Total distributions	(0.67)		(0.68)	(0.70)	(0.31)	—

Net asset value, end of period	$32.47		$32.03	$33.65	$34.58	$28.23

Total Return
Based on net asset value	3.32	%(f)	(2.76)%	(0.72)%	23.75%	12.09	%(f)

Ratios to Average Net Assets
Total expenses	0.25	%(g)	0.25%	0.25%	0.42%	0.45	%(g)
Net investment income	2.12	%(g)	2.76%	2.63%	2.73%	3.26	%(g)

Supplemental Data
Net assets, end of period (000)	$2,029,356		$672,543	$329,753	$96,812	$5,645
Portfolio turnover rate(h)	18	%(f)	34%	45%	29%	9	%(f)

(a)	Per share amounts reflect a two-for-one stock split effective after the close of trading on May 24, 2018.

(b)	Commencement of operations.

(c)	Based on average shares outstanding.

(d)	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(e)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

(f)	Not annualized.

(g)	Annualized.

(h)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

48	2 0 2 0 i S h a r e s S e m i - A n n u a l R e p o r t t o S h a r e h o l d e r s

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares MSCI Emerging Markets ex China ETF
	Six Months Ended 02/29/20 (unaudited)		Year Ended 08/31/19	Year Ended 08/31/18	Period From 07/18/17 to 08/31/17	(a)

Net asset value, beginning of period	$46.25		$49.59	$51.14	$50.22
Net investment income(b)	0.93		1.62	1.10	0.13
Net realized and unrealized gain (loss)(c)	(1.05)		(3.83)	(1.80)	0.79
Net increase (decrease) from investment operations	(0.12)		(2.21)	(0.70)	0.92

Distributions(d)
From net investment income	(1.43)		(1.13)	(0.85)	—
Total distributions	(1.43)		(1.13)	(0.85)	—

Net asset value, end of period	$44.70		$46.25	$49.59	$51.14

Total Return
Based on net asset value	(0.59	)%(e)	(4.42)%	(1.41)%	1.83	%(e)

Ratios to Average Net Assets
Total expenses(f)	0.49	%(g)	0.49%	0.49%	0.49	%(g)
Total expenses after fees waived(f)	0.16	%(g)	0.26%	0.41%	0.41	%(g)
Net investment income	3.78	%(g)	3.38%	2.09%	2.07	%(g)

Supplemental Data
Net assets, end of period (000)	$31,293		$27,748	$9,919	$10,227
Portfolio turnover rate(h)(i)	7	%(e)	10%	9%	0	%(e)(j)

(a)	Commencement of operations.

(b)	Based on average shares outstanding.

(c)	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

(e)	Not annualized.

(f)	The Fund indirectly bears its proportionate share of fees and expenses incurred by the underlying fund in which the Fund is invested. This ratio does not include these indirect fees and expenses.

(g)	Annualized.

(h)	Portfolio turnover rate excludes in-kind transactions.

(i)	Portfolio turnover rate excludes the portfolio activity of the underlying fund in which the Fund is invested. See the underlying fund’s financial highlights for its respective portfolio turnover rates.

(j)	Rounds to less than 1%.

See notes to financial statements.

F i n a n c i a l H i g h l i g h t s	49

Notes to Financial Statements (unaudited)

1.	ORGANIZATION

iShares, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Company is organized as a Maryland corporation and is authorized to have multiple series or portfolios.

These financial statements relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

Diversification
iShares ETF	Classification
Edge MSCI Min Vol Emerging Markets	Diversified
Edge MSCI Min Vol Global	Diversified
Edge MSCI Multifactor Emerging Markets	Diversified
ESG MSCI EM	Diversified
MSCI Emerging Markets ex China	Non-diversified

Basis of Consolidation: The accompanying consolidated financial statements for the iShares Edge MSCI Min Vol Emerging Markets ETF includes the accounts of its subsidiary in the Republic of Mauritius, which is a wholly-owned subsidiary (the “Subsidiary”) of the Fund that invests in Indian securities. Through this investment structure, the Fund expects to obtain certain benefits under a current tax treaty between Mauritius and India. Intercompany accounts and transactions, if any, have been eliminated.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by each Fund in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

InvestmentTransactions and Income Recognition: Investment transactions are accounted for on trade date. Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, net of any foreign taxes withheld at source. Any taxes withheld that are reclaimable from foreign tax authorities are reflected in tax reclaims receivable. Distributions received by the Funds may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains. Upon notification from issuers, some of the dividend income received from a real estate investment trust may be re-designated as a return of capital or capital gain. Non-cash dividends, if any, are recognized on the ex-dividend date and recorded as non-cash dividend income at fair value. Interest income, including amortization and accretion of premiums and discounts on debt securities, and payment- in-kind interest income, if any, are recognized daily on the accrual basis.

Foreign CurrencyTranslation: The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in non-U.S. currencies are translated to U.S. dollars using prevailing market rates as quoted by one or more data service providers. Purchases and sales of investments, income receipts and expense payments are translated into U.S. dollars on the respective dates of such transactions.

Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments. Such fluctuations are reflected by the Funds as a component of net realized and unrealized gain (loss) from investments for financial reporting purposes. Each Fund reports realized currency gain (loss) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.

Foreign Taxes: The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which each Fund invests. These foreign taxes, if any, are paid by each Fund and are reflected in its statement of operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “other foreign taxes”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of February 29, 2020, if any, are disclosed in the statement of assets and liabilities.

The iShares Edge MSCI Min Vol Emerging Markets ETF conducts its investment activities in India through its Subsidiary and expects to obtain benefits under the Double Tax Avoidance Agreement (“DTAA”) between India and Mauritius. In order to be eligible to claim benefits under the DTAA, the Subsidiary must have commercial substance, on an annual basis, to satisfy certain tests and conditions, including the establishment and maintenance of valid tax residence in Mauritius and related requirements. The Fund has obtained a current tax residence certificate issued by the Mauritian Revenue Authorities and the same covers the period of any exists.

Based upon current interpretation and practice of the current tax laws in India and Mauritius and the DTAA, the Subsidiary is subject to tax in Mauritius on its net income at the rate of 15%. However, the Subsidiary is entitled to a tax credit equivalent to the higher of the actual foreign tax incurred or 80% of the Mauritius tax on its foreign source income, thus reducing its maximum effective tax rate to 3% up to June 30, 2021. After June 30, 2021, under the new tax regime and subject to meeting the necessary substance requirements as required under the Financial Services Act 2007 (as amended by the Finance Act 2018) and such guidelines issued by the FSC, the Subsidiary is entitled to either (a) a foreign tax credit equivalent to the actual foreign tax suffered on its foreign income against the Subsidiary’s tax liability computed at 15% on such income, or (b) a partial exemption of 80% of some of the income derived, including interest income or foreign source dividends. Taxes on income, if any, are paid by the

50	2 0 2 0 i S h a r e s S e m i - A n n u a l R e p o r t t o S h a r e h o l d e r s

Notes to Financial Statements (unaudited) (continued)

Subsidiary and are disclosed in its consolidated statement of operations. Any dividends paid by the Subsidiary to its Fund are not subject to tax in Mauritius. The Subsidiary is currently exempt from tax in Mauritius on any gains from the sale of securities.

The DTAA provides that capital gains will be taxable in India with respect to the sale of shares acquired on or after April 1, 2017. Capital gains arising from shares acquired before April 1, 2017, regardless of when they are sold, will continue to be exempt from taxation under the amended DTAA, assuming requirements for eligibility under the DTAA are satisfied.

In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value per share.

Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. Th Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.

3.       INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the Fund’s listing exchange is not open. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. A fund determines the fair value of its financial instruments using various independent dealers or pricing services under policies approved by the Board of Directors of the Company (the “Board”). The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to oversee the pricing function for all financial instruments.

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:

●	Equity investments traded on a recognized securities exchange are valued at that day’s last traded price or official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

●	Exchange-traded funds and closed-end funds traded on a recognized securities exchange are valued at that day’s last traded price or official closing price, as applicable, on the exchange where the fund is primarily traded. Funds traded on a recognized exchange for which there were no sales on that day may be valued at the last traded price.

●	Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published net asset value (“NAV”).

●	Futures contract notional values are determined based on that day’s last reported settlement price on the exchange where the contract is traded.

If events (e.g., a company announcement, market volatility or a natural disaster) occur that are expected to materially affect the value of an investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, in accordance with policies approved by the Board as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Global Valuation Committee include market approach, income approach and the cost approach. Valuation techniques used under these approaches take into consideration inputs that include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other inputs, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or default rates.

When determining the price for Fair Valued Investments, the Global Valuation Committee, or its delegate, seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Global Valuation Committee, or its delegate, deems relevant and consistent with the principles of fair value measurement.

Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.

Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair valu hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets for identical assets or liabilities;

●	Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, (including the Global Valuation Committee’s assumptions used in determining the fair value of financial instruments).

N o t e s t o F i n a n c i a l S t a t e m e n t s	51

Notes to Financial Statements (unaudited) (continued)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgement exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The fair value hierarchy for each Fund’s investments is included in its schedule of investments. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

4.       SECURITIES AND OTHER INVESTMENTS

Securities Lending: Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

As of February 29, 2020, any securities on loan were collateralized by cash and/or U.S. government obligations. Cash collateral received was invested in money market funds managed by BlackRock FundAdvisors (“BFA”), the Funds’ investment adviser, or its affiliates and is disclosed in the schedules of investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan for each Fund, if any, are also disclosed in its schedule of investments. The market value of any securities on loan as of February 29, 2020 and the value of the related cash collateral are disclosed in the statements of assets and liabilities.

Securities lending transactions are entered into by a fund under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. The value of the collateral is typically greater than the market value of the securities loaned, leaving the lender with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the fund can reinvest cash collateral received in connection with loaned securities.

The following table is a summary of the securities lending agreements by counterparty which are subject to offset under an MSLA as of February 29, 2020:

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received(a)	Non-Cash Collateral Received	Net Amount
Edge MSCI Min Vol Emerging Markets
Citigroup Global Markets Inc.	$2,748,044	$2,748,044	$—	$—
Credit Suisse Securities (USA) LLC	1,544,726	1,544,726	—	—
Goldman Sachs & Co.	2,016,294	2,016,294	—	—
JPMorgan Securities LLC	4,528,769	4,528,769	—	—
Macquarie Bank Limited	2,084,181	2,084,181	—	—
Morgan Stanley & Co. International PLC	114,745	114,745	—	—
Morgan Stanley & Co. LLC	9,551,129	9,551,129	—	—
UBS Securities LLC	12,347,890	12,347,890	—	—
	$34,935,778	$34,935,778	$—	$—
Edge MSCI Min Vol Global
BofA Securities, Inc.	$1,802,696	$1,802,696	$—	$—
Goldman Sachs & Co.	2,340,304	2,340,304	—	—
JPMorgan Securities LLC	3,323,200	3,323,200	—	—
Morgan Stanley & Co. International PLC	1,938,439	1,938,439	—	—
Morgan Stanley & Co. LLC	1,086,948	1,086,948	—	—
	$10,491,587	$10,491,587	$—	$—
Edge MSCI Multifactor Emerging Markets
Citigroup Global Markets Inc.	$149,540	$149,540	$—	$—
Credit Suisse Securities (USA) LLC	620,591	620,591	—	—
JPMorgan Securities LLC	733,112	733,112	—	—
Morgan Stanley & Co. LLC	1,094,364	1,094,364	—	—
TD Prime Services LLC	12,188	12,188	—	—
	$2,609,795	$2,609,795	$—	$—

52	2 0 2 0 i S h a r e s S e m i - A n n u a l R e p o r t t o S h a r e h o l d e r s

Notes to Financial Statements (unaudited) (continued)

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received(a)	Non-Cash Collateral Received	Net Amount
ESG MSCI EM
Citigroup Global Markets Inc.	$2,907	$2,907	$—	$—
Credit Suisse Securities (USA) LLC	3,459,882	3,459,882	—	—
Jefferies LLC	156,772	156,772	—	—
JPMorgan Securities LLC	3,348,939	3,348,939	—	—
Macquarie Bank Limited	875,657	875,657	—	—
Morgan Stanley & Co. LLC	644,128	644,128	—	—
SG Americas Securities LLC	1,836,251	1,836,251	—	—
UBS AG	447,157	447,157	—	—
Wells Fargo Bank, National Association	207,846	202,608	—	(5,238	)(b)
	$10,979,539	$10,974,301	$—	$(5,238)

(a)	Collateral received in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund’s statement of assets and liabilities.

(b)	Additional collateral is delivered to the Fund on the next business day in accordance with the MSLA. The net amount would be subject to the borrower default indemnity in the event of default by a counterparty.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.

5.       DERIVATIVE FINANCIAL INSTRUMENTS

Futures Contracts: Each Fund’s use of futures contracts is generally limited to cash equitization. This involves the use of available cash to invest in index futures contracts in order to gain exposure to the equity markets represented in or by the Fund’s underlying index and is intended to allow the Fund to better track its underlying index. Futures contracts are standardized, exchange-traded agreements to buy or sell a specific quantity of an underlying instrument at a set price on a future date. Depending on the terms of a contract, a futures contract is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date.

Upon entering into a futures contract, a fund is required to pledge to the executing broker which holds segregated from its own assets, an amount of cash, U.S. government securities or other high-quality debt and equity securities equal to the minimum initial margin requirements of the exchange on which the contract is traded. Securities deposited as initial margin, if any, are designated in the schedule of investments and cash deposited, if any, is shown as cash pledged for futures contracts in the statement of assets and liabilities.

Pursuant to the contract, a fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation or depreciation and, if any, shown as variation margin receivable or payable on futures contracts in the statement of assets and liabilities. When the contract is closed, a realized gain or loss is recorded in the statement of operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. Losses may arise if the notional value of a futures contract decreases due to an unfavorable change in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and the assets underlying such contracts.

6.       INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Company, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent directors).

N o t e s t o F i n a n c i a l S t a t e m e n t s	53

Notes to Financial Statements (unaudited) (continued)

For its investment advisory services to the iShares Edge MSCI Min Vol Emerging Markets ETF, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Fund, based on the Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:

Aggregate Average Daily Net Assets	Investment Advisory Fee
First $14 billion	0.75%
Over $14 billion, up to and including $28 billion	0.68
Over $28 billion, up to and including $42 billion	0.61
Over $42 billion, up to and including $56 billion	0.54
Over $56 billion, up to and including $70 billion	0.47
Over $70 billion, up to and including $84 billion	0.41
Over $84 billion	0.35

For its investment advisory services to the iShares Edge MSCI Min Vol Global ETF, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Fund, based on the Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:

Aggregate Average Daily Net Assets	Investment Advisory Fee
First $30 billion	0.350%
Over $30 billion, up to and including $60 billion	0.320
Over $60 billion, up to and including $90 billion	0.280
Over $90 billion, up to and including $120 billion	0.252
Over $120 billion, up to and including $150 billion	0.227
Over $150 billion	0.204

For its investment advisory services to each Fund, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Funds, based on the average daily net assets of each Fund as follows:

iShares ETF	Investment Advisory Fee
Edge MSCI Multifactor Emerging Markets .	0.45%
ESG MSCI EM	0.25
MSCI Emerging Markets ex China	0.49

The Subsidiary has entered into a separate contract with BFA under which BFA provides investment advisory services to the Subsidiary but does not receive separate compensation from the Subsidiary for providing it with such services. The Subsidiary has also entered into separate arrangements that provide for the provision of other services to the Subsidiary (including administrative, custody, transfer agency and other services), and BFA pays the costs and expenses related to the provision of those services.

Expense Waivers: A fund may incur its pro rata share of fees and expenses attributable to its investments in other investment companies (“acquired fund fees and expenses”). The total of the investment advisory fee and any other fund expenses are a fund’s total annual operating expenses.

For each of the iShares Edge MSCI Min Vol Emerging Markets and iShares Edge MSCI Min Vol Global ETFs, BFA has contractually agreed to waive a portion of it investment advisory fee for each Fund through December 31, 2023 in order to limit each Fund’s total annual operating expenses after fee waiver to 0.25% and 0.20%, respectively, of average daily net assets.

For each of the iShares Edge MSCI Multifactor Emerging Markets and iShares MSCI Emerging Markets ex China ETFs, BFA has contractually agreed to waive a portion of its investment advisory fee for each Fund through December 31, 2021 and December 31, 2022, respectively, in an amount equal to the acquired fund fees and expenses, if any, attributable to each Fund’s investments in other iShares funds.

For the six months ended ended February 29, 2020, BFA has voluntarily waived a portion of its investment advisory fee for the iShares MSCI Emerging Markets ex China ETF in the amount of $37,920.

Distributor: BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Securities Lending: The U.S. Securities and Exchange Commission (the “SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan in a money market fund managed by BFA, or its affiliates, however, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04% (the “collateral investment fees”). Securities lending income is equal to the total of income earned from the reinvestment of cash collateral (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities. Each Fund retains a portion of securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to the current securities lending agreement, each Fund retains 82% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

54	2 0 2 0 i S h a r e s S e m i - A n n u a l R e p o r t t o S h a r e h o l d e r s

Notes to Financial Statements (unaudited) (continued)

In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in that calendar year exceeds a specified threshold, each Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year 85% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

The share of securities lending income earned by each Fund is shown as securities lending income – affiliated – net in its statement of operations. For the six months ended February 29, 2020, the Funds paid BTC the following amounts for securities lending agent services:

Fees Paid
iShares ETF	to BTC
Edge MSCI Min Vol Emerging Markets	$45,445
Edge MSCI Min Vol Global	26,476
Edge MSCI Multifactor Emerging Markets	5,708
ESG MSCI EM	42,865

Officers and Directors: Certain officers and/or directors of the Company are officers and/or directors of BlackRock or its affiliates.

Other Transactions: Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

For the six months ended February 29, 2020, transactions executed by the Funds pursuant to Rule 17a-7 under the 1940 Act were as follows:

iShares ETF	Purchases	Sales	Net Realized Gain (Loss)
Edge MSCI Min Vol Emerging Markets	$2,426,159	$51,741,747	$8,993,891
Edge MSCI Min Vol Global	98,290,005	69,357,082	(2,784,207)
Edge MSCI Multifactor Emerging Markets	769,993	2,678,760	(1,224,009)

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends – affiliated in the statement of operations.

A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.

7.       PURCHASES AND SALES

For the six months ended February 29, 2020, purchases and sales of investments, excluding in-kind transactions and short-term investments, were as follows:

iShares ETF	Purchases	Sales
Edge MSCI Min Vol Emerging Markets	$628,785,122	$819,720,098
Edge MSCI Min Vol Global	899,452,597	597,767,069
Edge MSCI Multifactor Emerging Markets	142,697,696	102,835,180
ESG MSCI EM	1,278,790,513	204,331,741
MSCI Emerging Markets ex China	4,622,178	2,195,203

For the six months ended February 29, 2020, in-kind transactions were as follows:

	In-kind	In-kind
iShares ETF	Purchases	Sales
Edge MSCI Min Vol Emerging Markets	$5,614,503	$96,504,260
Edge MSCI Min Vol Global	366,341,850	449,374,350
Edge MSCI Multifactor Emerging Markets	11,625,649	6,332,542
ESG MSCI EM	422,574,667	—
MSCI Emerging Markets ex China	2,006,068	—

8.       INCOME TAX INFORMATION

Each Fund is treated as an entity separate from the Company’s other funds for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

N o t e s t o F i n a n c i a l S t a t e m e n t s	55

Notes to Financial Statements (unaudited) (continued)

Management has analyzed tax laws and regulations and their application to the Funds as of February 29, 2020, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

As of August 31, 2019, the Funds had non-expiring capital loss carryforwards available to offset future realized capital gains as follows:

iShares ETF	Non-Expiring
Edge MSCI Min Vol Emerging Markets	$682,796,848
Edge MSCI Min Vol Global	107,300,323
Edge MSCI Multifactor Emerging Markets	35,809,876
ESG MSCI EM	18,084,612
MSCI Emerging Markets ex China	353,754

A fund may own shares in certain foreign investment entities, referred to, under U.S. tax law, as “passive foreign investment companies.” Such fund may elect to mark-to-market annually the shares of each passive foreign investment company and would be required to distribute to shareholders any such marked-to-market gains.

As of February 29, 2020, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Edge MSCI Min Vol Emerging Markets	$4,735,729,605	$711,872,915	$(579,115,099)	$132,757,816
Edge MSCI Min Vol Global	4,889,223,639	688,779,353	(270,909,711)	417,869,642
Edge MSCI Multifactor Emerging Markets	478,515,522	34,730,280	(54,486,178)	(19,755,898)
ESG MSCI EM	2,189,380,721	47,555,298	(200,161,971)	(152,606,673)
MSCI Emerging Markets ex China	33,474,468	1,726,815	(4,006,738)	(2,279,923)

9.       LINE OF CREDIT

The Funds, along with certain other iShares funds, are parties to a $300 million credit agreement with State Street Bank and Trust Company, which expires on October 21, 2020. The line of credit may be used for temporary or emergency purposes, including redemptions, settlement of trades and rebalancing of portfolio holdings. The credit agreement has the following terms: a commitment fee of 0.20% per annum on the unused portion of the credit agreement and interest at a rate equal to the higher of (a) the one-month LIBOR (not less than zero) plus 1.00% per annum or (b) the U.S. Federal Funds rate (not less than zero) plus 1.00% per annum on amounts borrowed. The commitment fee is allocated to each fund participating in the credit agreement based on each fund’s pro-rata share of the aggregate average daily value of assets invested in local securities of certain foreign markets.

The iShares MSCI Emerging Markets ex China ETF did not borrow under the credit agreement during the six months ended February 29, 2020.

For the six months ended February 29, 2020, the maximum amount borrowed, the average daily borrowing and the weighted average interest rate, if any, under the credit agreement were as follows:

iShares ETF	Maximum Amount Borrowed	Average Borrowing	Weighted Average Interest Rates
Edge MSCI Min Vol Emerging Markets	$19,851,000	$763,500	2.70%
Edge MSCI Min Vol Global	18,166,000	698,692	2.70
Edge MSCI Multifactor Emerging Markets	12,771,000	491,192	2.70
ESG MSCI EM	4,568,484	204,038	2.70

10. PRINCIPAL RISKS

In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Each Fund’s prospectus provides details of the risks to which the Fund is subject.

BFA uses a “passive” or index approach to try to achieve each Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

56	2 0 2 0 i S h a r e s S e m i - A n n u a l R e p o r t t o S h a r e h o l d e r s

Notes to Financial Statements (unaudited) (continued)

Market Risk: Market risk arises mainly from uncertainty about future values of financial instruments influenced by price, currency and interest rate movements. It represents the potential loss a fund may suffer through holding market positions in the face of market movements. A fund is exposed to market risk by its investment in equity, fixed income and/or financial derivative instruments or by its investment in underlying funds. The fair value of securities held by a fund may decline due to general market conditions, economic trends or events that are not specifically related to the issuers of the securities including local, regional or global political, social or economic instability or to factors that affect a particular industry or group of industries. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. The extent of a fund’s exposure to market risk is the market value of the investments held as shown in the fund’s schedule of investments.

Investing in the securities of non-U.S. issuers involves certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: differences in accounting, auditing and financial reporting standards; more substantial governmental involvement in the economy; higher inflation rates, greater social, economic and political uncertainties; possible nationalization or expropriation of assets; less availability of public information about issuers; imposition of withholding or other taxes; higher transaction and custody costs and delays in settlement procedures; and lower level of regulation of the securities markets and issuers. Non-U.S. securities may be less liquid, more difficult to value, and have greater price volatility due to exchange rate fluctuations. These and other risks are heightened for investments in issuers from countries with less developed capital markets.

Changes in market interest rates or economic conditions may affect the value and/or liquidity of fixed income investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will decrease as interest rates rise and increase as interest rates fall. Securities with longer durations tend to be more sensitive to interest rate changes, usually making their prices more volatile than those of securities with shorter durations. Given the environment of historically low interest rates, a fund may be subject to a greater risk of price losses if interest rates rise.

An outbreak of respiratory disease caused by a novel coronavirus has developed into a global pandemic and has resulted in closing borders, quarantines, disruptions to supply chains and customer activity, as well as general concern and uncertainty. The impact of this pandemic, and other global health crises that may arise in the future, could affect the economies of many nations, individual companies and the market in general in ways that cannot necessarily be foreseen at the present time. This pandemic may result in substantial market volatility and may adversely impact the prices and liquidity of a fund’s investments. The impact of the pandemic may be short term or may last for an extended period of time.

Credit Risk: Credit risk is the risk that an issuer or guarantor of debt instruments or the counterparty to a financial transaction, including derivatives contracts, repurchase agreements or loans of portfolio securities, is unable or unwilling to make timely interest and/or principal payments or to otherwise honor its obligations. BFA and its affiliates manage counterparty credit risk by entering into transactions only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose a fund to issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of a fund’s exposure to credit and counterparty risks with respect to those financial assets is approximated by their value recorded in its statement of assets and liabilities.

Concentration Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its schedule of investments.

When a fund concentrates its investments in issuers located in a single country or a limited number of countries, it assumes the risk that economic, regulatory, political and social conditions in that country or those countries may have a significant impact on the fund and could affect the income from, or the value or liquidity of, the fund’s portfolio.

Investments in Chinese securities, including certain Hong Kong-listed securities, involves risks specific to China. China may be subject to considerable degrees of economic, political and social instability and demonstrates significantly higher volatility from time to time in comparison to developed markets. Chinese markets generally continue to experience inefficiency, volatility and pricing anomalies resulting from governmental influence, a lack of publicly available information and/or political and social instability. Internal social unrest or confrontations with other neighboring countries may disrupt economic development in China and result in a greater risk of currency fluctuations, currency non-convertibility, interest rate fluctuations and higher rates of inflation. Incidents involving China’s or the region’s security may cause uncertainty in Chinese markets and may adversely affect the Chinese economy and a fund’s investments. Reduction in spending on Chinese products and services, institution of tariffs or other trade barriers, or a downturn in any of the economies of China’s key trading partners may have an adverse impact on the Chinese economy.

When a fund concentrates its investments in securities within a single or limited number of market sectors, it assumes the risk that economic, regulatory, political and social conditions affecting such sectors may have a significant impact on the fund and could affect the income from, or the value or liquidity of, the fund’s portfolio.

11. CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.

N o t e s t o F i n a n c i a l S t a t e m e n t s	57

Notes to Financial Statements (unaudited) (continued)

Transactions in capital shares were as follows:

	Six Months Ended 02/29/20		Year Ended 08/31/19
iShares ETF	Shares	Amount	Shares	Amount
Edge MSCI Min Vol Emerging Markets
Shares sold	400,000	$25,287,546	19,800,000	$1,132,727,160
Shares redeemed	(4,900,000)	(277,186,296)	(3,300,000)	(192,421,092)
Net increase(decrease)	(4,500,000)	$(251,898,750)	16,500,000	$940,306,068
Edge MSCI Min Vol Global
Shares sold	7,700,000	$732,784,628	20,500,000	$1,789,740,435
Shares redeemed	(5,000,000)	(480,505,232)	(2,500,000)	(216,606,659)
Net increase	2,700,000	$252,279,396	18,000,000	$1,573,133,776
Edge MSCI Multifactor Emerging Markets
Shares sold	1,400,000	$62,972,159	5,100,000	$215,590,994
Shares redeemed	(300,000)	(12,854,701)	(1,400,000)	(56,047,109)
Net increase	1,100,000	$50,117,458	3,700,000	$159,543,885
ESG MSCI EM
Shares sold	41,500,000	$1,508,805,345	11,200,000	$368,110,977
MSCI Emerging Markets ex China
Shares sold	100,000	$5,049,297	400,000	$18,966,426

The consideration for the purchase of Creation Units of a fund in the Company generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Company may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Company’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the statement of assets and liabilities.

12. LEGAL PROCEEDINGS

On June 16, 2016, investors in certain iShares funds (iShares Core S&P Small-Cap ETF, iShares Russell 1000 Growth ETF, iShares Core S&P 500 ETF, iShares Russell Mid-Cap Growth ETF, iShares Russell Mid-Cap ETF, iShares Russell Mid-Cap Value ETF, iShares Select Dividend ETF, iShares Morningstar Mid-Cap ETF, iShares Morningstar Large-Cap ETF, iShares U.S. Aerospace & Defense ETF and iShares Preferred and Income Securities ETF) filed a class action lawsuit against iShares Trust, BlackRock, Inc. and certain of its advisory affiliates, and certain directors/trustees and officers of the Funds (collectively, “Defendants”) in California State Court. The lawsuit alleges the Defendants violated federal securities laws by failing to adequately disclose in the prospectuses issued by the funds noted above the risks of using stop-loss orders in the event of a ‘flash crash’, such as the one that occurred on May 6, 2010. On September 18, 2017, the court issued a Statement of Decision holding that the Plaintiffs lack standing to assert their claims. On October 11, 2017, the court entered final judgment dismissing all of the Plaintiffs’ claims with prejudice. In an opinion dated January 23, 2020, the California Court of Appeal affirmed the dismissal of Plaintiffs’ claims. On March 3, 2020, plaintiffs filed a petition for review by the California Supreme Court.

13. SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

58	2 0 2 0 i S h a r e s S e m i - A n n u a l R e p o r t t o S h a r e h o l d e r s

Statement Regarding Liquidity Risk Management Program

The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.

The Board of Directors (the “Board”) of iShares Edge MSCI Min Vol Emerging Markets ETF, iShares Edge MSCI Min Vol Global ETF, iShares Edge MSCI Multifactor Emerging Markets ETF, iShares ESG MSCI EM ETF and iShares MSCI Emerging Markets ex China met on December 3, 2019 (the “Meeting”) to review the liquidity risk management program (the “Program”) applicable to the iShares Funds (each, a “Fund”) pursuant to the Liquidity Rule. The Board has appointed BlackRock Fund Advisors (“BlackRock”), the investment adviser to the Funds, as the program administrator for each Fund’s Program, as applicable. BlackRock has delegated oversight of the Program to the 40 Act Liquidity Risk Management Committee (the “Committee”). At the Meeting, the Committee, on behalf of BlackRock, provided the Board with a report that addressed the operation of the Program and assessed its adequacy and effectiveness of implementation, including the operation of each Fund’s Highly Liquid Investment Minimum (“HLIM”) where applicable, and any material changes to the Program (the “Report”). The Report covered the period from December 1, 2018 through September 30, 2019 (the “Program Reporting Period”).

The Report described the Program’s liquidity classification methodology for categorizing a Fund’s investments (including derivative transactions) into one of four liquidity buckets. It also described BlackRock’s methodology in establishing a Fund’s HLIM and noted that the Committee reviews and ratifies the HLIM assigned to each Fund no less frequently than annually.

The Report noted that the Program complied with the key factors for consideration under the Liquidity Rule for assessing, managing and periodically reviewing a Fund’s liquidity risk, as follows:

a)	The Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions. During the Program Reporting Period, the Committee reviewed whether each Fund’s investment strategy is appropriate for an open-end fund structure with a focus on Funds with more significant and consistent holdings of less liquid and illiquid assets. The Committee also factored a Fund’s concentration in an issuer into the liquidity classification methodology by taking issuer position sizes into account. A factor for consideration under the Liquidity Rule is a Fund’s use of borrowings for investment purposes. However, the Funds do not borrow for investment purposes. Derivative exposure was considered in the calculation of liquidity classification.

b)	Short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions. During the Program Reporting Period, the Committee reviewed historical redemption activity and used this information as a component to establish each ETF’s reasonably anticipated trading size. The Committee may also take into consideration a Fund’s shareholder ownership concentration (which, depending on product type and distribution channel, may or may not be available), a Fund’s distribution channels, and the degree of certainty associated with a Fund’s short-term and long-term cash flow projections.

c)	Holdings of cash and cash equivalents, as well as borrowing arrangements. The Committee considered that ETFs generally do not hold more than de minimus amounts of cash. Funds may borrow for temporary or emergency purposes, including to meet payments due from redemptions or to facilitate the settlement of securities or other transactions.

d)	The relationship between an ETF’s portfolio liquidity and the way in which, and the prices and spreads at which, ETF shares trade, including the efficiency of the arbitrage function and the level of active participation by market participants, including authorized participants. The Committee monitored the prevailing bid/ask spread and the ETF price premium (or discount) to NAV for all ETFs and reviewed any persistent deviations from long-term averages.

e)	The effect of the composition of baskets on the overall liquidity of an ETF’s portfolio. In reviewing the linkage between the composition of baskets accepted by an ETF and any significant change in the liquidity profile of such ETF, the Committee reviewed changes in the proportion of each ETF’s portfolio comprised of less liquid and illiquid holdings to determine if applicable thresholds were met requiring enhanced review.

There were no material changes to the Program during the Program Reporting Period. The Report provided to the Board stated that the Committee concluded that based on the operation of the functions, as described in the Report, the Program is operating as intended and is effective in implementing the requirements of the Liquidity Rule.

S t a t e m e n t R e g a r d i n g L i q u i d i t y R i s k M a n a g e m e n t P r o g r a m	59

Supplemental Information (unaudited)

Section 19(a) Notices

The amounts and sources of distributions reported are estimates and are being provided pursuant to regulatory requirements and are not being provided for tax reporting purposes. The actual amounts and sources for tax reporting purposes will depend upon each fund’s investment experience during the year and may be subject to changes based on tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report these distributions for federal income tax purposes.

	Total Cumulative Distributions for the Fiscal Year-to-Date				% Breakdown of the Total Cumulative Distributions for the Fiscal Year-to-Date
iShares ETF	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share
Edge MSCI Min Vol Emerging Markets(a)	$0.778021	$—	$0.137636	$0.915657	85%	—%	15%	100%
Edge MSCI Min Vol Global(a)	1.179528	—	0.233118	1.412646	83	—	17	100
Edge MSCI Multifactor Emerging Markets(a)	0.627311	—	0.123457	0.750768	84	—	16	100
ESG MSCI EM(a)	0.615349	—	0.055938	0.671287	92	—	8	100
MSCI Emerging Markets ex China(a)	1.271834	—	0.154548	1.426382	89	—	11	100

(a)	The Fund estimates that it has distributed more than its net investment income and net realized capital gains; therefore, a portion of the distribution may be a return of capital. A return of capital may occur, for example, when some or all of the shareholder’s investment in the Fund is returned to the shareholder. A return of capital does not necessarily reflect the Fund’s investment performance and should not be confused with “yield” or “income”. When distributions exceed total return performance, the difference will incrementally reduce the Fund’s net asset value per share.

60	2 0 2 0 i S h a r e s S e m i - A n n u a l R e p o r t t o S h a r e h o l d e r s

General Information

Electronic Delivery

Shareholders can sign up for email notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.

To enroll in electronic delivery:

●	Go to icsdelivery.com.

●	If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Availability of Quarterly Schedule of Investments

The iShares Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT, and for reporting periods ended prior to March 31, 2019, filed such information on Form N-Q. The iShares Funds’ Forms N-Q are available on the SEC’s website at sec.gov. The iShares Funds also disclose their complete schedule of portfolio holdings on a daily basis on the iShares website at iShares.com.

Availability of Proxy Voting Policies and Proxy Voting Records

A description of the policies and procedures that the iShares Funds use to determine how to vote proxies relating to portfolio securities and information about how the iShares Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request (1) by calling toll-free 1-800-474-2737; (2) on the iShares website at iShares.com; and (3) on the SEC website at sec.gov.

G e n e r a l I n f o r m a t i o n	61

Glossary of Terms Used in this Report

Portfolio Abbreviations - Equity

ADR	American Depositary Receipt

CPO	Certificates of Participation (Ordinary)

GDR	Global Depositary Receipt

NVDR	Non-Voting Depositary Receipt

NVS	Non-Voting Shares

62	2 0 2 0 i S h a r e s S e m i - A n n u a l R e p o r t t o S h a r e h o l d e r s

Want to know more?

iShares.com | 1-800-474-2737

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by MSCI Inc., nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.

©2020 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

iS-SAR-816-0220

Item 2. Code of Ethics.

Not applicable to this semi-annual report.

Item 3. Audit Committee Financial Expert.

Not applicable to this semi-annual report.

Item 4. Principal Accountant Fees and Services.

Not applicable to this semi-annual report.

Item 5. Audit Committee of Listed Registrants.

Not applicable to this semi-annual report.

Item 6. Investments.

(a)Schedules of investments are included as part of the reports to shareholders filed under Item 1 of this Form.

(b)Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the registrant.

Item 10. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant's Board of Directors.

Item 11. Controls and Procedures.

(a)The President (the registrant's Principal Executive Officer) and Treasurer and Chief Financial Officer (the registrant's Principal Financial Officer) have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective as of a date within 90 days of the filing date of this report, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rules 13a-15(b) or 15d-15(b) under the Exchange Act of 1934.

(b)There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 13. Exhibits.

(a)(1) Not applicable to this semi-annual report.

(a)(2) Section 302 Certifications are attached.

(a)(3) Not applicable.

(a)(4) Not applicable.

(b)Section 906 Certifications are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

iShares, Inc.

By: /s/ Armando Senra

Armando Senra, President (Principal Executive Officer)

Date:	May 05, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Armando Senra

Armando Senra, President (Principal Executive Officer)

Date:	May 05, 2020

By: /s/ Trent Walker

Trent Walker, Treasurer and Chief Financial Officer (Principal Financial Officer)

Date:	May 05, 2020